        As filed with the Securities and Exchange Commission on January 27, 2006
                                               Securities Act File No. 033-23512
                                       Investment Company Act File No. 811-05629

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933      /X/

                           Pre-Effective Amendment No.                    / /

                         Post-Effective Amendment No. 71                  /X/

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940  /X/

                                Amendment No. 71                          /X/
                        (Check appropriate box or boxes)

                               ING INVESTORS TRUST
                 (Exact Name of Registrant Specified in Charter)

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

            Huey P. Falgout, Jr.                        With copies to:
           ING U.S Legal Services                   Jeffrey S. Puretz, Esq.
       7337 East Doubletree Ranch Road                      Dechert
            Scottsdale, AZ 85258                      1775 I Street, N.W.
   (Name and Address of Agent for Service)            Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant / / on (date) pursuant to paragraph (b) to paragraph (b)

/ / 60 days after filing pursuant to  / / on (date) pursuant to paragraph (a)(1)
    paragraph (a)(1)

/ / 75 days after filing pursuant to  /X/ on April 28, 2006 pursuant to
    paragraph (a)(2)                      paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A for ING Investors Trust ("Registrant") is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure in compliance with annual updating requirements to the Registrant's Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, the Institutional Class, Service Class and Service 2 Class Statement of Additional Information ("SAI"), the Registrant's Adviser Class SAI, ING American Funds Portfolios' Prospectus and SAI, ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and Service 2 Class Prospectuses, ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and Service 2 Class SAI, ING MarketStyle Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketPro Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, ING MarketStyle Portfolios' and ING MarketPro Portfolio's Adviser Class, Institutional Class, Service Class and Service 2 Class SAI; re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Portfolios; register Adviser Class shares and Institutional Class shares for ING LifeStyle Portfolios; and to register four new series of the Registrant -- ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING EquitiesPlus Portfolio and ING Quantitative Small Cap Value Portfolio.

                               ING INVESTORS TRUST
                                 ("Registrant")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet

*    Contents of Registration Statement

* Supplement dated May 1, 2006 regarding the Registrant and Directed Services, Inc.

*    Supplement dated May 1, 2006 regarding the Registrant and ING Investments,
     LLC

*    ING Investors Trust's Adviser Class Prospectus - Book 1

*    ING Investors Trust's Adviser Class Prospectus - Book 2

*    ING Investors Trust's Institutional Class Prospectus - Book 1

*    ING Investors Trust's Institutional Class Prospectus - Book 2

*    ING Investors Trust's Service Class Prospectus - Book 1

*    ING Investors Trust's Service Class Prospectus - Book 2

*    ING Investors Trust's Service 2 Class Prospectus - Book 1

*    ING Investors Trust's Service 2 Class Prospectus - Book 2

*    ING American Funds Portfolios' Prospectus

*    ING LifeStyle Portfolios' Adviser Class Prospectus

*    ING LifeStyle Portfolios' Institutional Class Prospectus

*    ING LifeStyle Portfolios' Service Class (formerly Service 1 Class )
     Prospectus

*    ING LifeStyle Portfolios' Service 2 Class Prospectus

*    ING MarketStyle Portfolios' Adviser Class Prospectus

*    ING MarketStyle Portfolios' Institutional Class Prospectus

*    ING MarketStyle Portfolios' Service Class Prospectus

*    ING MarketStyle Portfolios' Service 2 Class Prospectus

*    ING MarketPro Portfolio's Adviser Class Prospectus

*    ING MarketPro Portfolio's Institutional Class Prospectus

*    ING MarketPro Portfolio's Service Class Prospectus

*    ING MarketPro Portfolio's Service 2 Class Prospectus

* ING Investors Trust's Service 2 Class, Institutional Class and Service Class Statement of Additional Information

*    ING Investors Trust's Adviser Class Statement of Additional Information

*    ING American Funds Portfolios' Statement of Additional Information

* ING LifeStyle Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

* ING MarketStyle and MarketPro Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class Statement of Additional Information

*    Part C

*    Signature Page

                          SUPPLEMENT DATED MAY 1, 2006
                         TO THE CURRENT PROSPECTUSES OF
   ING INVESTORS TRUST (EXCLUDING ING AMERICAN FUNDS PORTFOLIOS, ING LIFESTYLE
      PORTFOLIOS, ING MARKETPRO PORTFOLIO, ING MARKETSTYLE PORTFOLIOS,
ING EQUITIESPLUS PORTFOLIO, ING FMR(SM) SMALL CAP EQUITY PORTFOLIO, ING FRANKLIN
 INCOME PORTFOLIO, ING GLOBAL REAL ESTATE PORTFOLIO, ING QUANTITATIVE SMALL CAP
      VALUE PORTFOLIO, ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO AND
                ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO)
                                 ("REGISTRANT")

The Prospectuses for the Registrant are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, Directed Services, Inc. ("DSI"), the adviser to the ING Funds, has reported to the Board of Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, DSI and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. DSI has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, DSI reported that management of U.S. affiliates of ING Groep N.V., including DSI (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

DSI has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. DSI further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, DSI has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, DSI reported to the Board that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

DSI reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, DSI advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, DSI reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. DSI reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

     REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          SUPPLEMENT DATED MAY 1, 2006
                         TO THE CURRENT PROSPECTUSES OF

                               ING INVESTORS TRUST
      (TO ONLY ING AMERICAN FUNDS PORTFOLIOS, ING LIFESTYLE PORTFOLIOS, ING
        MARKETPRO PORTFOLIO, ING MARKETSTYLE PORTFOLIOS, ING EQUITIESPLUS
     PORTFOLIO, ING FMR(SM) SMALL CAP EQUITY PORTFOLIO, ING FRANKLIN INCOME PORTFOLIO, ING GLOBAL REAL ESTATE PORTFOLIO, ING QUANTITATIVE SMALL CAP
    VALUE PORTFOLIO, ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO AND ING
                  WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO)
                               (THE "REGISTRANT")

The Prospectuses for the Registrants are hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds."

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boardsthat the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

     REQUESTS FOR INFORMATION FROM NEW YORK ATTORNEY GENERAL

     As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

     ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

     At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

     There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006
ADVISER CLASS


BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO
  ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

  ING GLOBAL REAL ESTATE PORTFOLIO

  ING INTERNATIONAL PORTFOLIO

  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

  ING JULIUS BAER FOREIGN PORTFOLIO
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

  ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


STOCK FUNDS

  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EQUITIESPLUS PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO

  ING JANUS CONTRARIAN PORTFOLIO

  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
  ING LEGG MASON VALUE PORTFOLIO
  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO
  ING MFS UTILITIES PORTFOLIO

  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO

  ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS: NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Qualified Plan                                        2
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation Portfolio                               3
  ING EquitiesPlus Portfolio                                                   6
  ING Evergreen Health Sciences Portfolio                                      8
  ING Evergreen Omega Portfolio                                               11
  ING Global Real Estate Portfolio                                            14
  ING International Portfolio                                                 16
  ING Janus Contrarian Portfolio                                              19
  ING JPMorgan Emerging Markets Portfolio                                     22
  ING JPMorgan Small Cap Equity Portfolio                                     26
  ING JPMorgan Value Opportunities Portfolio                                  30
  ING Julius Baer Foreign Portfolio                                           32
  ING Legg Mason Value Portfolio                                              36
  ING Limited Maturity Bond Portfolio                                         39
  ING Marsico Growth Portfolio                                                43
  ING Marsico International Opportunities Portfolio                           47
  ING MFS Mid Cap Growth Portfolio                                            50
  ING MFS Total Return Portfolio                                              53
  ING MFS Utilities Portfolio                                                 58
  ING Oppenheimer Main Street Portfolio(R)                                    61
  ING PIMCO Core Bond Portfolio                                               64
  ING PIMCO High Yield Portfolio                                              67
  ING Pioneer Fund Portfolio                                                  70
  ING Pioneer Mid Cap Value Portfolio                                         72
  ING Quantitative Small Cap Value Portfolio                                  74
  ING VP Index Plus International Equity Portfolio                            76

PORTFOLIO FEES AND EXPENSES                                                   78

SUMMARY OF PRINCIPAL RISKS                                                    80

MORE INFORMATION
  Percentage and Rating Limitation                                            87
  A Word about Portfolio Diversity                                            87
  Additional Information about the Portfolios                                 87
  Non-Fundamental Investment Policies                                         87
  Temporary Defensive Positions                                               87
  Administrative Services                                                     88
  Portfolio Distribution                                                      88
  Additional Information Regarding the Classes of Shares                      88
  How ING Groep Compensates Entities Offering Our
   Portfolios as Investment Options in Their Investment Products              89
  Shareholder Services and Distribution Plan                                  89
  Services by Financial Firms                                                 89
  Interests of the Holders of Variable Insurance Contracts and Policies
   and Qualified Retirement Plans                                             90
  Frequent Trading - Market Timing                                            90
  Portfolio Holdings Disclosure Policy                                        91
  Reports to Shareholders                                                     91

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                     92
  Advisory Fee

NET ASSET VALUE                                                               93

TAXES AND DISTRIBUTIONS                                                       93

FINANCIAL HIGHLIGHTS                                                          98

TO OBTAIN MORE INFORMATION                                             Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS


ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING EquitiesPlus Portfolio - ING Investment Management Co.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Quantitative Small Cap Value Portfolio - ING Investment Management Co. ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares of the Trust. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR QUALIFIED PLAN


ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios.


Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio-manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996     10.25
1997     26.85
1998      1.19
1999      0.17
2000      8.38
2001     (4.77)
2002    (17.34)
2003     24.84
2004     14.49
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                             1 YEAR     5 YEARS     10 YEARS
     CLASS S RETURN                %           %            %
     S&P 500(R) Index              %           %            %
     Russell 1000(R) Index         %           %            %



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

MORE ON THE SUB-ADVISER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.6 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard Skeppstrom, II            Managing Director, Conservative Large Cap Equity Portfolio
                                  Co-Manager
                                  Mr. Skeppstrom has 15 years of investment experience and has been with Eagle Asset since 2001. Prior to 2001, Mr.
                                  Skeppstrom was the Senior Portfolio Manager for the
                                  Conservative Large Cap product at Evergreen Investment
                                  Management and co-manager of the Evergreen Capital Growth
                                  Fund.

Robert R. Marshall                Conservative Large Cap Equity Portfolio Co-Manager
                                  Mr. Marshall has 17 years of investment experience and came to Eagle Asset in 2002 after nearly 8 years at Wachovia
                                  Securities where he was a Director and Senior Vice President of Equity Research.

E. Craig Dauer                    Conservative Large Cap Equity Portfolio Co-Manager
                                  Mr. Dauer came to Eagle Asset in 2001 and has 11 years of
                                  investment experience. From 1999 to 2001, Mr. Dauer was a
                                  Portfolio Co-Manager for the Evergreen Investment Management
                                  Conservative Large Cap product. He also served as an Equity
                                  Analyst with First Union Capital Markets.

John G. Jordan, III, CFA          Conservative Large Cap Equity Portfolio Co-Manager
                                  Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a
                                  Portfolio Co-Manager for the Conservative Large Cap product at Evergreen Investment Management. He also served as a
                                  portfolio manager and research analyst at Thompson, Siegel, and Walmsley. Mr. Jordan is a Chartered Financial Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R)").


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R). The S&P 500(R) is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P(R).

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) in an attempt to equal or exceed the performance of the S&P 500(R). The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

Because the Portfolio may purchase S&P derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same investing in the pool of fixed income instruments that backs the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R), the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R).

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                                  MANAGER RISK

                               MARKET TRENDS RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
James B. Kauffmann                Mr. Kauffmann, portfolio manager, has been with ING IM since
                                  1996, and has managed the portfolio since its inception.
                                  Prior to joining ING IM, he was a senior fixed income
                                  portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and
                                  served as an analyst with a venture capital fund.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, i.e., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.


The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index) and the Standard & Poor's 1500 Supercomposite Health Sector Index ("S&P 1500 Supercomposite Health Index"). The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of health care stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.



                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                              1 YEAR          5 YEARS        10 YEARS
                                                        (OR LIFE OF CLASS)
     CLASS S RETURN                                 %              %          N/A
     S&P 500(R) Index                               %              %(2)       N/A
     S&P 1500 Supercomposite Health Index           %              %(2)       N/A



(1) ADV Class shares had not commenced operations as of December 31, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31, 2005 for Class S shares. The bar chart and performance table reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $____ billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Liu-Er Chen, CFA                  Mr. Chen joined EIMC in 1995 where he serves as Managing
                                  Director and Senior Portfolio Manager. Mr. Chen is a
                                  Chartered Financial Analyst and has managed the Portfolio
                                  since May 3, 2004. Mr. Chen brings to his position more than
                                  7 years of investment experience.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                              1 YEAR          5 YEARS        10 YEARS
                                                        (OR LIFE OF CLASS)
     CLASS S RETURN                                 %              %           N/A
     Russell 1000(R) Growth Index                   %              %(2)        N/A



(1) ADV Class shares had not commenced operations as of December 31, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31, 2005 for Class S shares. The bar chart and performance table reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $____ billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Maureen E. Cullinane, CFA         Ms. Cullinane joined EIMC in 1974 where she serves as
                                  Managing Director and Senior Portfolio Manager.
                                  Ms. Cullinane is a Chartered Financial Analyst and has managed the Portfolio since May 1, 2004. Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO


SUB-ADVISER


ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

     - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

     - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.


The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK

                              PRICE VOLATILITY RISK

                                    REIT RISK

                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $____ billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio, since its inception.



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
T. Ritson Ferguson, CFA           Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has
                                  served as Co-CIO and more recently CIO of INGCRES since
                                  1991.

Steven D. Burton, CFA             Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. He is also
                                  responsible for evaluating the investment potential of
                                  public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002    (16.44)
2003     28.71
2004     16.30
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of the ADV Class shares, to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                           1 YEAR          5 YEARS         10 YEARS
                                     (OR LIFE OF CLASS)
     CLASS S RETURN              %              %            N/A
     MSCI EAFE(R)Index           %              %(2)         N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations December 17, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $   billion in assets. The
principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard T. Saler                  Senior Vice President and Portfolio Manager at ING IM. Mr.
                                  Saler was Senior Vice President and Director of
                                  International Equity Investment Strategy at Lexington
                                  Management Corporation, which was acquired by ING IM's
                                  parent company in July 2000.

Phillip A. Schwartz               Senior Vice President and Portfolio Manager at ING IM. Mr.
                                  Schwartz was Senior Vice President and Director of
                                  International Equity Investment Strategy at Lexington
                                  Management Corporation, which was acquired by ING IM's
                                  parent company in July 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


SUB-ADVISER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.


The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Sub-Adviser. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Sub-Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                             SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares, from year-to-year.

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001     (5.35)
2002    (26.22)
2003     49.86
2004     16.74
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                           1 YEAR        5 YEARS           10 YEARS
                                                       (OR LIFE OF CLASS)
     CLASS S RETURN              %              %              %
     S&P 500(R) Index            %              %(2)           %



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005, JCG assets under management were $____ billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
David C. Decker                   Portfolio manager of the Portfolio since its inception.

                                  Mr. Decker joined Janus Capital in 1992 and has managed
                                  various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered
                                  Financial Analyst designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI Emerging Markets Index(SM)"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection decisions. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.


Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     61.13
2000    (34.02)
2001     (5.58)
2002    (11.03)
2003     46.12
2004     17.34
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                       1 YEAR        5 YEARS           10 YEARS
                                                                   (OR LIFE OF CLASS)
     CLASS S RETURN                          %              %              %
     MSCI Emerging Markets Index(SM)         %              %              %(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations February 18, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2003. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $____ billion in assets under management.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Austin Forey                      Primary portfolio manager of the Portfolio and Managing
                                  Director, who has been at JPMorgan (or one of its
                                  predecessors) since 1988. Mr. Forey is responsible for
                                  Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary                  Portfolio manager of the Portfolio since September 23, 2005, and an employee at JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for Eastern and Emerging
                                  European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA                 Portfolio manager of the Portfolio since September 23, 2005,
                                  Greg Mattiko, CFA joined the Emerging Markets Equity Team in
                                  2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in
                                  Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology, Global, and
                                  U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach under which the portfolio managers select assets for the Portfolio in complementary styles. One of the portfolio managers uses a more quantitative security selection process and another portfolio manager emphasizes a bottom up, fundamental approach. Each typically will manage approximately equal portions of the Portfolio's assets, although at times more of the Portfolio's assets may be allocated to either portfolio manager, depending on market conditions and cash flows into the Portfolio. New cash flows into the Portfolio will be allocated to the bottom-up, fundamental strategy until assets are managed by the portfolio managers in approximately equal portions.

The portfolio managers using the quantitative approach narrow the universe of companies in which to invest through quantitative analysis that focuses on companies that appear attractive relative to other companies in the same economic sector. They base this analysis on both a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams. They then use a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that they believe are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The portfolio manager focusing on fundamental stock selection attempts to identify companies for investment that have a core competitive advantage and may be trading below their intrinsic value. The sector and stock weightings of the investments selected by this portfolio manager will vary from weightings of the Russell 2000(R) Index only within limits established by the fundamental team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.


Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the interested results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK

                        SMALL-CAPITALIZATION COMPANY RISK


                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    33.75
2004    25.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ______ Quarter _______ (Year) _______%
                      Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                           1 YEAR          5 YEARS        10 YEARS
                                     (OR LIFE OF CLASS)
     ADV CLASS RETURN            %              %          N/A
     Russell 2000(R) Index       %              %(3)       N/A
     CLASS S RETURN              %              %          N/A
     Russell 2000(R) Index       %              %(3)       N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance information for ADV Class shares which commenced operations August 12, 2004. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares, the Class S returns are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.

(3) The Index returns for ADV Class shares is for the period beginning August 1, 2004. The Index returns for Class S shares is for the period beginning May 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $____ billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Christopher T. Blum               Mr. Blum, Managing Director, is a portfolio manager in the
                                  U.S. Small Cap Equity Group. An employee since 1996, he
                                  rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value
                                  accounts. Prior to 2001, Mr. Blum spent two years as a
                                  research analyst responsible for the valuation and
                                  acquisition of private equity assets at Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl                    Mr. Ruhl, Vice President, is a portfolio manager in the U.S.
                                  Small Cap Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured
                                  small cap core and value accounts. He is a holder of the CFA designation.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies, while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations April 29, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER

JPMorgan is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $____ billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Bradford L. Frishberg             Mr. Frishberg, Managing Director, founded and leads
                                  JPMorgan's large-cap Active Value strategies in the U.S.
                                  Equity group. An employee since 1996, he was previously a
                                  portfolio manager in JPMorgan's London office, then moved to
                                  JPMorgan's Tokyo office before returning to New York in
                                  2000. Prior to that, Mr. Frishberg managed Portfolios for
                                  Aetna Investment Management in Hong Kong. He is also a CFA charterholder.

Alan Gutmann                      Mr. Gutmann, Vice President and a new member of the team,
                                  has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001, and Oppenheimer
                                  Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


SUB-ADVISER


Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Portfolio Manager selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Portfolio Manager concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Portfolio Manager believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Portfolio Manager uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Portfolio Manager determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    30.62
2004    17.61
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                  1 YEAR         5 YEARS        10 YEARS
                                            (OR LIFE OF CLASS)
     CLASS S RETURN                     %                 %(3)     N/A
     MSCI EAFE(R) Index                 %                 %(3)     N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3)  The Index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and alternative investments. As of

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


December 31, 2005, JBIM managed over $____ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Rudolph-Riad Younes, CFA       Senior Vice President and Head of International
                               Equity; has been with the Julius Baer
                               organization since September 1993.

Richard Pell                   Senior Vice President and Chief Investment
                               Officer; has been with the Julius Baer
                               organization since January 1995.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")


INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follow its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001    (9.83)
2002   (19.69)
2003    22.11
2004    13.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                  1 YEAR         5 YEARS        10 YEARS
                                                           (OR LIFE OF CLASS)
     CLASS S RETURN                     %              %              %
     S&P 500(R) Index                   %              %(3)           %(3)



(1) ADV Class shares commenced operations April 1, 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and the performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of the ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.


(3)  Index return is for the period beginning October 1, 2000.


MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Bill Miller - CIO              Legg Mason's investment team is led by Bill
                               Miller, its Chief Investment Officer (CIO). Mr.
                               Miller is the creator of Legg Mason's investment
                               process and the model portfolio used by Mary
                               Chris Gay, the portfolio manager, as a basis for
                               the day-to-day management of the Portfolio. Mr.
                               Miller has been employed by Legg Mason since
                               1982.

Mary Chris Gay                 Ms. Gay, Senior Vice President and portfolio
                               manager for the Portfolio, implements the
                               investment decisions made and strategies employed
                               by Mr. Miller in the model portfolio, subject to
                               the Portfolio's investment objective,
                               restrictions, cash flows, and other
                               considerations. Ms. Gay has managed or co-managed
                               other equity funds advised by the Legg Mason
                               since 1998 and has been employed by one or more
                               subsidiaries of Legg Mason since 1989


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.


The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:


     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's(R) Corporation ("S&P(R)") or, if not rated by Moody's or S&P(R), the Sub-Adviser determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P(R) (A-1+, A-1 or A-2), or determined to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                                   INCOME RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996    3.97
1997    6.29
1998    6.48
1999    0.77
2000    7.34
2001    8.45
2002    6.86
2003    2.50
2004    1.02
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                  1 YEAR         5 YEARS        10 YEARS
     CLASS S RETURN                    %              %               %
     Lehman Brothers 1-3 Year
     Government/Credit Bond Index      %              %               %



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
James B. Kauffmann             Mr. Kauffmann, portfolio manager, has been with
                               ING IM since 1996, and has managed the Portfolio
                               since its inception. Prior to joining ING IM, he
                               was a senior fixed income portfolio manager with
                               Alfa Investments, Inc., worked in the capital
                               markets group of a major Wall Street dealer and
                               served as an analyst with a venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focuse on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


The Portfolio may also invest in:


     -    foreign securities (including in emerging or developing markets); and


     -    forward foreign currency contracts, futures and options;

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK
                                  MANAGER RISK

                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     77.52
2000    (22.25)
2001    (30.48)
2002    (29.83)
2003     32.25
2004     12.17
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S Shares' performance, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                  1 YEAR         5 YEARS             10 YEARS
                                            (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     ADV CLASS RETURN                  %              %                N/A
     S&P 500(R) Index                  %              %(3)             N/A
     CLASS S RETURN                    %              %                   %
     S&P 500(R) Index                  %              %                   %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 and 2005 provides performance information for ADV Class shares of the Portfolio, which commenced operations on December 31, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations August 14, 1998, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S shares are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index return for ADV Class shares is for the period beginning January 1, 2004. Index return for Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed over $____ billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Thomas F. Marsico              Thomas F. Marsico is the Chief Investment Officer
                               of Marsico ("MCM") and manages the investment
                               program of the ING Marsico Growth Portfolio. Mr.
                               Marsico has over 20 years of experience as a
                               securities analyst and a portfolio manager. Prior
                               to forming Marsico Capital in September 1997, Mr.
                               Marsico served as the portfolio manager of the
                               Janus Twenty Fund from January 31, 1988 through
                               August 11, 1997 and served in the same capacity
                               for the Janus Growth and Income Fund from May 31,
                               1991 (the Fund's inception date) through August
                               11, 1997.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.


The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


The Portfolio may invest in common stocks of companies operating in emerging markets.


The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.


Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focuse on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations April 29, 2005 and therefore does not have a calendar year of operations as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed over $____ billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
James G. Gendelman             Portfolio Manager

                               Mr. Gendelman has been associated with Marsico as a Portfolio Manager and Senior Analyst since
                               2000. Prior to joining Marsico, Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman, Sachs & Co.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $____ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.


The Portfolio may establish "short positions" in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999     78.47
2000      7.80
2001    (23.89)
2002    (48.99)
2003     38.65
2004     14.67
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                      1 YEAR       5 YEARS        10 YEARS
                                                             (OR LIFE OF CLASS)
     CLASS S RETURN                        %            %              %
     Russell Midcap(R) Growth Index        %            %              %(2)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
David E. Sette-Ducati          Mr. Sette-Ducati, portfolio manager, is a MFS
                               Senior Vice President and has been employed in
                               the MFS investment management area since 1995. He
                               has managed the Portfolio since 2000.

David M. Earnest               Mr. Earnest, portfolio manager, is a MFS Vice
                               President and has been employed in the MFS
                               investment area since 2003. Prior to 2003, he was
                               employed by Manning & Napier as a portfolio
                               manager and analyst. Mr. Earnest has managed the
                               Portfolio since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

PRINCIPAL INVESTMENT STRATEGY

The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and

     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:


     -    a decline in the market;

     -    poor economic conditions;

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

     -    the market has overlooked them.


Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed-income stream; and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and

     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)


1996
1997
1998
1999     3.02
2000    16.12
2001     0.14
2002    (5.42)
2003    16.36
2004    10.83
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance, to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite that consists of 60% S&P 500 and 40% LBAB Index ("Composite Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                  1 YEAR         5 YEARS             10 YEARS
                                            (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     ADV CLASS RETURN                  %              %                N/A
     S&P 500(R) Index                  %              %(2)             N/A
     LBAB Index                        %              %(2)             N/A
     Composite Index                   %              %(2)             N/A
     CLASS S RETURN                    %              %                   %
     S&P 500(R) Index                  %              %                   %(2)
     LBAB Index                        %              %                   %(2)
     Composite Index                   %              %                   %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 and 2005 provides performance information for ADV Class shares of the Portfolio, which commenced operations on December 16, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S returns are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similiar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class have different expenses.


(2) Index returns for ADV Class shares are for the period beginning January 1, 2004. Index returns for Class S shares are for the period beginning August 1, 1998.


MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $____ billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Brooks Taylor                  Mr. Taylor, Senior Vice President, portfolio
                               manager, and leader of the team, has been
                               employed in the MFS investment management area
                               since 1996. Mr. Taylor has managed the Portfolio
                               since 2004.

Kenneth J. Enright             Mr. Enright, Senior Vice President and portfolio
                               manager, has been employed in the MFS investment
                               management area since 1986. Mr. Enright has
                               managed the Portfolio since 1999.

Steven R. Gorham               Mr. Gorham, Senior Vice President and portfolio
                               manager, has been employed in the MFS investment
                               management area since 1992. Mr. Gorham has
                               managed the Portfolio since 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Michael W. Roberge             Mr. Roberge, Executive Vice President and
                               portfolio manager, has been employed in the MFS
                               investment management area since 1996. Mr.
                               Roberge has managed the Portfolio since 2002.

William P. Douglas             Mr. Douglas, Vice President and portfolio
                               manager, has been employed in the MFS investment
                               management area since 2004 and has over 14 years
                               of investment experience. Prior to 2004, Mr.
                               Douglas spent 10 years as Vice President and
                               Senior Mortgage Analyst for Wellington Management
                               Company, LLP. Mr. Douglas has managed the
                               Portfolio since 2004.

Alan T. Langsner               Mr. Langsner, Vice President and portfolio
                               manager, has been employed in the MFS investment
                               management area since 1999. Mr. Langsner has
                               managed the Portfolio since 2004.

Richard O. Hawkins, CFA        Mr. Hawkins, Senior Vice President and portfolio
                               manager has been employed in the MFS investment
                               management area since 1988 and has been a
                               portfolio manager of the Portfolio since October
                               2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:


     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).


EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:


     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH YIELD BOND RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                         U.S. GOVERNMENT SECURITIES RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations April 29, 2005 and therefore does not have a full year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $[ ] billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Maura A. Shaughnessy           Ms. Shaughnessy is a Senior Vice President and
                               portfolio manager. Ms. Shaughnessy has been
                               employed in the investment management area of MFS
                               since 1991.

Robert D. Persons, CFA         Mr. Persons is a Vice President and portfolio
                               manager. Mr. Persons has been employed in the
                               investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


SUB-ADVISER


OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.


In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:


     - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.


     - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

     - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     23.81
2000     (4.88)
2001    (21.74)
2002    (25.14)
2003     24.13
2004     12.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                  1 YEAR         5 YEARS        10 YEARS
                                                           (OR LIFE OF CLASS)
     CLASS S RETURN                    %              %                %
     S&P 500(R) Index                  %              %                %(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3) The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Nikolaos D. Monoyios, CFA      Mr. Monoyios, a Certified Financial Analyst, is a
                               Senior Vice President of OppenheimerFunds since
                               October 2003 and is formerly Vice President of
                               OppenheimerFunds from April 1998 through
                               September 2003. He is an Officer of 12 portfolios
                               in the OppenheimerFunds complex and has been a
                               manager of the Portfolio since inception.

Marc Reinganum                 Dr. Reinganum is a Vice President of
                               OppenheimerFunds since September 2002 and is the
                               Director of Quantitative Research and Portfolio
                               Strategist for Equities. He is formerly the Mary
                               Jo Vaughn Rauscher Chair in Financial Investments
                               at Southern Methodist University since 1995. At
                               Southern Methodist University, he also served as
                               the Director of the Finance Institute, Chairman
                               of the Finance Department, President of the
                               Faculty at the Cox School of Business and member
                               of the Board of Trustee Investment Committee. He
                               is an Officer of 8 portfolios in the
                               OppenheimerFunds complex and has been manager of
                               the Portfolio since inception.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P(R) or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                         MORTGAGE-RELATED SECURITES RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999    (8.94)
2000     0.60
2001     2.11
2002     8.32
2003     4.48
2004     4.39
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance -- the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                  1 YEAR         5 YEARS         10 YEARS
                                                            (OR LIFE OF CLASS)
     CLASS S RETURN                    %              %                %
     LBAB Index                        %              %                %(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different sub-adviser managed the Portfolio, under different principal investment strategies.

(3) The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $[ ] billion in assets under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Pasi Hamalainen                Mr. Hamalainen is a Managing Director, generalist
                               portfolio manager, member of the investment
                               committee and head of global risk oversight.
                               Previously, he served as PIMCO's head of Fixed
                               Income portfolio management in Europe, as the
                               director of portfolio analytics and co-head of
                               the firm's mortgage team in Newport Beach. Mr.
                               Hamalainen joined PIMCO in 1994, previously
                               having held a fellowship at The Wharton School.
                               He has twelve years of investment experience. He
                               has managed the Portfolio since September 2001.

Raymond G. Kennedy, CFA        Mr. Kennedy is a Managing Director, portfolio
                               manager and senior member of PIMCO's investment
                               strategy group. He manages High Yield funds and
                               oversees bank loan trading and collateralized
                               debt obligations. Mr. Kennedy joined PIMCO in
                               1996, previously having been associated with the
                               Prudential Insurance Company of America as a
                               private placement asset manager, where he was
                               responsible for investing and managing a
                               portfolio of investment grade and high yield
                               privately placed fixed income securities. Prior
                               to that, he was a consultant for Andersen
                               Consulting (now Accenture) in Los Angeles and
                               London. He has eighteen years of investment
                               management experience. Mr. Kennedy is also a
                               member of LSTA.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's(R) Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   ______ Quarter _______ (Year) _______%
                  Worst:  ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained Index ("Merrill Lynch U.S. High Yield Constrained Index") and the Merrill Lynch U.S. BB- B Rated High Yield Index ("Merrill Lynch U.S. High Yield Index"). The Merrill U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's(R). The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                       1 YEAR         5 YEARS        10 YEARS
                                                 (OR LIFE OF CLASS)
     CLASS S SHARES                         %               %           N/A
     Merrill Lynch U.S. High Yield
     Constrained(2)                         %               %           N/A
     Merrill Lynch U.S. High Yield
     Index(2)                               %               %           N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $[ ] billion in assets under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Raymond G. Kennedy             Mr. Kennedy is a Managing Director, portfolio
                               manager, and senior member of PIMCO's investment
                               strategy group. He manages High Yield funds and
                               oversees bank loan trading and collateralized
                               debt obligations. Mr. Kennedy joined the firm in
                               1996, previously having been associated with the
                               Prudential Insurance Company of America as a
                               private placement asset manager, where he was
                               responsible for investing and managing a
                               portfolio of investment grade and high yield
                               privately placed fixed income securities. Prior
                               to that, he was a consultant for Andersen
                               Consulting (now Accenture) in Los Angeles and
                               London. He has eighteen years of investment
                               management experience. Mr. Kennedy is also a
                               member of LSTA. He has managed the Portfolio
                               since April 2004.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


     -    Favorable expected returns relative to perceived risk;

     -    Above average potential for earnings and revenue growth;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

     - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations April 29, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, assets under management were over $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
John A. Carey                  Mr. Carey, portfolio manager, Director of
                               Portfolio Management, and an Executive Vice
                               President, is responsible for the day-to-day
                               management of the Portfolio. Mr. Carey joined
                               Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.          Mr. Hunnewell, assistant portfolio manager and
                               Vice President, is also responsible for the
                               day-to-day management of the Portfolio. He joined
                               Pioneer in August 2001 and has been an investment
                               professional since 1985. Prior to joining
                               Pioneer, he was an independent investment manager
                               and a fiduciary of private asset portfolios from
                               2000 to 2001.


Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


     -    Favorable expected returns relative to perceived risk;

     -    Management with demonstrated ability and commitment to the company;

     - Low market valuations relative to earnings forecast, book value, cash flow and sales;

     - Turnaround potential for companies that have been through difficult periods;

     - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

     - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations April 29, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, assets under management were over $[ ] billion worldwide, including over $[ ] billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
J. Rodman Wright               Mr. Wright, portfolio manager and Senior Vice
                               President, joined Pioneer in 1994 as an analyst
                               and has been an investment professional since
                               1988.

Sean Gavin                     Mr. Gavin, assistant portfolio manager and Vice
                               President, joined Pioneer in 2002 as an assistant
                               portfolio manager. Prior to joining Pioneer, Mr.
                               Gavin was employed as an analyst at Boston
                               Partners from 2000 to 2002 and at Delphi
                               Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


The Portfolio seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price to book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.


The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Omar Aquilar, Ph.D             Dr. Aguilar, portfolio manager, has managed the
                               Portfolio since inception. Dr. Aguilar has been
                               with ING IM since July 2004 and is head of
                               quantitative equity research. He previously
                               served as head of Lehman Brothers' quantitative
                               research for their alternative investment
                               management business since January 2002. Prior to
                               that, Dr. Aguilar was director of quantitative
                               research and a portfolio manager with Merrill
                               Lynch Investment Management since (from July 1999
                               through January 2002).

Doug Cote'                     Douglas Cote', portfolio manager, has managed the
                               Portfolio since inception. Mr. Cote' has been
                               serving as a quantitative equity analyst with ING
                               IM since 1996. Previously, Mr. Cote' was
                               responsible for developing quantitative
                               applications for ING IM's equity department.

John Krementowski, CFA         John Krementowski, portfolio manager, has managed
                               the Portfolio since inception. Mr. Krementowski
                               is on the quantitative equity team. He joined ING
                               IM in 1996 as an analyst and portfolio strategist
                               in the fixed income group. Previously, he was a
                               strategy specialist at Aetna.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


SUB-ADVISER


ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE


Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.


In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objectives. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              MARKET CAPITALIZATION
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations July 29, 2005 and therefore did not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON SUB-ADVISER

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal office in Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio.



NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
----                           ---------------------------------------
Carl Ghielen                   Mr. Ghielen, portfolio manger, has been
                               co-manager of the Portfolio since its inception.
                               He is responsible for stock selection as well as
                               coordinating efforts on behalf of IIMA and
                               certain ING affiliates' international equity
                               teams. Mr. Ghielen has over 14 years of
                               investment experience. Prior to joining IIMA in
                               2000 he worked for a large corporate Dutch
                               pension fund as senior portfolio manager.

Martin Jansen                  Mr. Jansen, Portfolio Manager, has been the
                               co-manager of the Portfolio since its inception.
                               He joined IIMA or its affiliates in 1997 as
                               senior manager and has 25 years of investment
                               experience. Prior to joining ING, Mr. Jansen was
                               responsible for the U.S. equity and venture
                               capital portfolios as a large corporate Dutch
                               pension fund.



The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class I Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                ADV CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                               DISTRIBUTION                                TOTAL         WAIVERS,          NET
                                    MANAGEMENT    (12b-1)    SHAREHOLDER     OTHER      OPERATING    REIMBURSEMENTS     OPERATING
PORTFOLIO                              FEE         FEE(2)    SERVICE FEE   EXPENSES(3)   EXPENSES  AND RECOUPMENTS(2)   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital
  Appreciation                         0.66%        0.50%        0.25%           %            %              %              %(4)
ING Equities Plus                      0.30%          --         0.19%       0.49%        0.09%          0.40%
ING Evergreen Health Sciences          0.75%        0.50%        0.25%                        %              %              %
ING Evergreen Omega                    0.60%        0.50%        0.25%                        %              %              %
ING Global Real Estate                 0.90%            %            %       0.21%(6)     1.11%         (0.11)%         1.00%
ING International                      1.00%        0.50%        0.25%           %            %              %              %
ING Janus Contrarian                   0.80%        0.50%        0.25%           %            %              %              %(4)
ING JPMorgan Emerging Markets
  Equity                               1.25%        0.50%        0.25%           %            %              %              %
ING JPMorgan Small Cap Equity          0.90%        0.50%        0.25%                        %              %(5)           %(4)
ING JPMorgan Value Opportunities       0.40%        0.50%        0.25%           %(6)(7)      %              %(8)           %
ING Julius Baer Foreign                0.96%        0.50%        0.25%                        %              %              %
ING Legg Mason Value                   0.80%        0.50%        0.25%           %            %              %              %(4)
ING Limited Maturity Bond              0.28%        0.50%        0.25%                        %              %              %
ING Marsico Growth                     0.77%        0.50%        0.25%           %            %              %              %(4)
ING Marsico International
  Opportunities                        0.54%        0.50%        0.25%           %(6)(7)      %              %(8)           %
ING MFS Mid Cap Growth                 0.64%        0.50%        0.25%                        %              %              %(4)(9)
ING MFS Total Return                   0.64%        0.50%        0.25%                        %              %              %(4)
ING MFS Utilities                      0.60%        0.50%        0.25%           %(6)(7)      %              %(8)           %
ING Oppenheimer Main Street(R)         0.64%        0.50%        0.25%                        %              %              %(4)
ING PIMCO Core Bond                    0.60%        0.50%        0.25%           %            %              %              %
ING PIMCO High Yield                   0.49%        0.50%        0.25%                        %              %              %
ING Pioneer Fund                       0.75%        0.50%        0.25%           %(7)         %              %              %
ING Pioneer Mid Cap Value              0.64%        0.50%        0.25%           %(7)         %              %              %
ING Quantitative Small Cap Value
ING VP Index Plus International
  Equity                               0.45%            %            %           %            %              %              %



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING Evergreen Omega, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING Julius Baer Foreign, ING Limited Maturity Bond, ING MFS Mid Cap Growth, ING Oppenheimer Main Street, ING PIMCO Core Bond, and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc., as Adviser to each Portfolio, has agreed. Operating expenses for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value Portfolios ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios are estimated as they had not commenced operations as of December 31, 2005. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for ADV Class shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. as Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the ING MFS Voluntary Management fee waiver, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This arrangement may be discontinued at any time.

(5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.03%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC. may receive an annual administration fee equal to 0.10% of average daily net assets for ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses."

(7) DSI and ING Investments, the Advisers, have entered into a written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING MFS Utilities Portfolio, the expense limitation agreement will continue through at least May 1, 2007. For ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, and ING VP Index Plus International Equity Portfolios, the expense limitation agreement will continue through at least May 1, 2007. For ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. This amount also includes the 0.15% distribution (12b-1) fee waiver which footnote 2 explains in more detail. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(8) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its advisory fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2004, would have been 1.22%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. This Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                 1 YEAR        3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                    $             $            $            $
ING Equities Plus Portfolio                                       $             $            $            $
ING Evergreen Health Sciences Portfolio                           $             $            $            $
ING Evergreen Omega Portfolio                                     $             $            $            $
ING Global Real Estate Portfolio                                  $             $            $            $
ING International Portfolio                                       $             $            $            $
ING Janus Contrarian Portfolio                                    $             $            $            $
ING JPMorgan Emerging Markets Portfolio Equity                    $             $            $            $
ING JPMorgan Small Cap Equity Portfolio                           $             $            $            $
ING JPMorgan Value Opportunities Portfolio                        $             $            $            $
ING Julius Baer Foreign Portfolio                                 $             $            $            $
ING Legg Mason Value Portfolio                                    $             $            $            $
ING Limited Maturity Bond Portfolio                               $             $            $            $
ING Marsico Growth Portfolio                                      $             $            $            $
ING Marsico International Opportunities Portfolio                 $             $            $            $
ING MFS Mid Cap Growth Portfolio                                  $             $            $            $
ING MFS Total Return Portfolio                                    $             $            $            $
ING MFS Utilities Portfolio                                       $             $            $            $
ING Oppenheimer Main Street Portfolio(R)                          $             $            $            $
ING PIMCO Core Bond Portfolio                                     $             $            $            $
ING PIMCO High Yield Portfolio                                    $             $            $            $
ING Pioneer Fund Portfolio                                        $             $            $            $
ING Pioneer Mid Cap Value Portfolio                               $             $            $            $
ING Quantitative Small Cap Value Portfolio                        $             $            $            $
ING VP Index Plus International Equity Portfolio                  $             $            $            $


The Example table numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENT MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Reciepts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders


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in respect of the deposited securities. A Portfolio may invest in either type of
ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

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The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

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INDEX STRATEGY RISK. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's assets.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in


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securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed


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on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may


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fail to return the securities in a timely manner or at all. As a result, a
Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies'

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diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.


VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


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ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING for ING EquitiesPlus, Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.

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HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS
IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment

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return in ADV Class shares of the Portfolios. Financial service firms and
Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios'

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exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are indirectly subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolios' portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.


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ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005, DSI managed over $____ in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $____ in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



          PORTFOLIO                                            ADVISORY FEE
          ----------------------------------------------------------------------
          ING Eagle Asset Capital Appreciation                      %
          ING Equities Plus
          ING Evergreen Health Sciences                             %
          ING Evergreen Omega                                       %
          ING Global Real Estate                                    %
          ING International                                         %
          ING Janus Contrarian                                      %
          ING JPMorgan Emerging Markets Equity                      %
          ING JPMorgan Small Cap Equity                             %
          ING JPMorgan Value Opportunities
          ING Julius Baer Foreign                                   %
          ING Legg Mason Value                                      %
          ING Limited Maturity Bond                                 %
          ING Marsico Growth(1)                                     %
          ING Marsico International Opportunities
          ING MFS Mid Cap Growth(2)                                 %
          ING MFS Total Return                                      %
          ING MFS Utilities
          ING Oppenheimer Main Street(R)                            %
          ING PIMCO Core Bond                                       %
          ING PIMCO High Yield                                      %
          ING Pioneer Fund
          ING Pioneer Mid Cap Value
          ING Quantitative Small Cap Value
          ING VP Index Plus International Equity                    %



(1) DSI voluntarily waived 0.05% of its advisory fee for ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.

(2) For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.


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For information regarding the basis for the Board's approval of the advisory and sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;


     - Fixed income securities that have gone into default and for which there are no current market value quotations; and


     -    Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contact holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of ING PIMCO High Yield Portfolio is declared as dividends daily and paid monthly and the ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly and is paid annually. Any net

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--------------------------------------------------------------------------------
                       TAXES AND DISTRIBUTIONS (CONTINUED)
--------------------------------------------------------------------------------


realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


--------------------------------------------------------------------------------

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING EquitiesPlus Portfolio, ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio, ING Quantitative Small Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

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--------------------------------------------------------------------------------

            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)

--------------------------------------------------------------------------------


The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                         10 YEARS
                                                                                                        (OR SINCE
                                                             1 YEAR        3 YEARS        5 YEARS       INCEPTION)
                                                             ------        -------        -------       ----------
  ING EquitiesPlus Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Evergreen Health Sciences Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Evergreen Omega Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Global Real Estate Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING JPMorgan Emerging Markets Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING JPMorgan Value Opportunities Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                         10 YEARS
                                                                                                        (OR SINCE
                                                             1 YEAR        3 YEARS        5 YEARS       INCEPTION)
                                                             ------        -------        -------       ----------
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Julius Baer Foreign Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Legg Mason Value Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Marsico International Opportunities Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING MFS Utilities Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Oppenheimer Main Street Portfolio(R)-
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING PIMCO High Yield Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Pioneer Fund Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING Pioneer Mid Cap Value Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                         10 YEARS
                                                                                                        (OR SINCE
                                                             1 YEAR        3 YEARS        5 YEARS       INCEPTION)
                                                             ------        -------        -------       ----------
  ING Quantitative Small Cap Value Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  ING VP Index Plus International Equity Portfolio -
    Class [--] [--]                                           [--]%          [--]%          [--]%          [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%
  [--] Index                                                  [--]%          [--]%          [--]%          [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

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--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the ADV Class shares of ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING Evergreen Omega, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, ING Julius Baer Foreign, ING Limited Maturity Bond, ING MFS Mid Cap Growth, ING Oppenheimer Main Street, ING PIMCO Core Bond, and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end) audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios. Because the ADV Class shares for ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios had not commenced operations and because their respective Class S shares did not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available. Because ING Equities Plus ING Global Real Estate and ING Quantitative Small Cap Value Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                      CLASS S
                                                         ------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------
                                                                2005          2004        2003        2002(1)       2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                      $                      16.00       12.80        15.55        16.61
 Income (loss) from investment operations:
 Net investment income                                   $                       0.21        0.15         0.13         0.12
 Net realized and unrealized gain (loss) on investments  $                       2.17        3.08        (2.78)       (0.86)
 Total from investment operations                        $                       2.38        3.23        (2.65)       (0.74)
 Less distributions from:
 Net investment income                                   $                       0.16        0.03         0.10         0.11
 Net realized gain on investments                        $                         --          --           --         0.21
 Return of capital                                       $                         --          --           --           --
 Total distributions                                     $                       0.16        0.03         0.10         0.32
 Net asset value, end of year                            $                      18.22       16.00        12.80        15.55
 TOTAL RETURN(2)                                         %                      14.88       25.26       (17.05)       (4.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                         $                    229,065     217,037      177,515      204,675
 Ratios to average net assets:
 Net expenses after brokerage commission recapture       %                       0.91        0.94         0.94         0.95
 Gross expenses prior to brokerage commission recapture  %                       0.92        0.94         0.95         0.95
 Net investment income                                   %                       1.16        1.10         0.90         0.76
 Portfolio turnover rate                                 %                        125          43           41           61


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO



                                                                   CLASS S
                                                         ---------------------------
                                                                           MAY 3,
                                                          YEAR ENDED     2004(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $                       10.00
 Income (loss) from investment operations:
 Net investment income (loss)                       $                       (0.01)
 Net realized and unrealized gain on investments    $                        0.01
 Total from investment operations                   $                          --
 Less distributions from:
 Net investment income                              $                          --
 Total distributions                                $                          --
 Net asset value, end of period                     $                       10.00
 TOTAL RETURN(2)                                    %                        0.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $                      31,957
 Ratios to average net assets:
 Expenses(3)                                        %                        1.00
 Net investment income(3)                           %                       (0.27)
 Portfolio turnover rate                            %                          88



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING EVERGREEN OMEGA PORTFOLIO



                                                                   CLASS S
                                                         ---------------------------
                                                                           MAY 3,
                                                          YEAR ENDED     2004(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period            $            10.54        10.00
 Income (loss) from investment operations:
 Net investment income (loss)                    $            (0.01)        0.03
 Net realized and unrealized gain (loss) on
  investments                                    $            (0.34)        0.56
 Total from investment operations                $            (0.35)        0.59
 Less distributions from:
 Net investment income                           $               --         0.05
 Total distributions                             $               --         0.05
 Net asset value, end of period                  $            10.19        10.54
 TOTAL RETURN(2)                                 %            (3.32)        5.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)               $            6,802        5,670
 Ratios to average net assets:
 Expenses(3)                                     %             0.86         0.85
 Net investment income(3)                        %            (0.23)        0.28
 Portfolio turnover rate                         %               62           87



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


                                                                                CLASS S
                                                      ------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,              DECEMBER 17,
                                                                      DECEMBER 31,                     2001(1) TO
                                                      ---------------------------------------------   DECEMBER 31,
                                                        2005        2004        2003       2002(2)       2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                      8.88        6.89        8.29           8.26
 Income (loss) from investment operations:
 Net investment income (loss)                   $                      0.12        0.09        0.06          (0.00)*
 Net realized and unrealized gain (loss) on
  investments and foreign currencies            $                      1.36        1.92       (1.40)          0.03
 Total from investment operations               $                      1.48        2.01       (1.34)          0.03
 Less distributions from:
 Net investment income                          $                      0.09        0.02        0.04             --
 Net realized gain on investments               $                        --          --        0.02             --
 Total distributions                            $                      0.09        0.02        0.06             --
 Net asset value, end of period                 $                     10.27        8.88        6.89           8.29
 TOTAL RETURN(3)                                %                     16.71       29.17      (16.15)          0.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $                   201,115     184,662     139,789        171,577
 Ratios to average net assets:
 Expenses(4)                                    %                      1.26        1.26        1.26           1.25
 Net investment income (loss)(4)                %                      1.19        1.19        0.69          (0.15)
 Portfolio turnover rate                        %                        87         116         115             99


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.


ING JANUS CONTRARIAN PORTFOLIO



                                                                                    CLASS S
                                                         ------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
                                                            2005        2004        2003        2002(1)       2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                          9.40        6.25         8.44         8.91
 Income (loss) from investment operations:
 Net investment income (loss)                   $                          0.01       (0.03)       (0.03)        0.00
 Net realized and unrealized gain (loss) on
  investments and foreign currencies            $                          1.60        3.18        (2.16)       (0.45)
 Total from investment operations               $                          1.61        3.15        (2.19)       (0.45)
 Less distributions from:
 Net investment income                          $                            --          --           --         0.02
 Net realized gain on investments               $                            --          --           --           --
 Total distributions                            $                            --          --           --         0.02
 Net asset value, end of period                 $                         11.01        9.40         6.25         8.44
 TOTAL RETURN(2)                                %                         17.13       50.40       (25.95)       (5.03)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $                        65,770      53,873       21,815       26,151
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture(3)                                  %                          1.05        1.08         1.07         1.11
 Gross expenses prior to brokerage commission
  recapture(3)                                  %                          1.06        1.11         1.11         1.11
 Net investment income (loss)(3)                %                          0.14       (0.50)       (0.42)        0.25
 Portfolio turnover rate                        %                            33          43           54           95



(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                    CLASS S
                                                         -----------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
                                                            2005       2004(1)      2003       2002(2)       2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $                          9.28        6.34        7.10         7.59
 Income (loss) from investment operations:
 Net investment income (loss)                   $                          0.05        0.06        0.02         0.09
 Net realized and unrealized gain (loss) on
  investments and foreign currencies            $                          1.60        2.90       (0.78)       (0.49)
 Total from investment operations               $                          1.65        2.96       (0.76)       (0.40)
 Less distributions from:
 Net investment income                          $                          0.04        0.02          --         0.08
 Net realized gain on investments               $                            --          --          --         0.01
 Total distributions                            $                          0.04        0.02          --         0.09
 Net asset value, end of year                   $                         10.89        9.28        6.34         7.10
 TOTAL RETURN(3)                                %                         17.76       46.62      (10.70)       (5.25)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $                       156,615     113,494      62,732       74,797
 Ratios to average net assets:
 Expenses                                       %                          1.54        1.77        1.76         1.76
 Net investment income (loss)                   %                          0.62        1.06        0.25         1.27
 Portfolio turnover rate                        %                           166          95         166          180



(1) Since March 1, 2004, ING Investment Management Advisors B.V. has served as Sub-Adviser for the ING Developing World Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                  ADV CLASS
                                                         ---------------------------
                                                                         AUGUST 12,
                                                          YEAR ENDED     2004(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period              $                       10.76
 Income (loss) from investment operations:
 Net investment loss                               $                       (0.02)
 Net realized and unrealized gain on
  investments                                      $                        2.61
 Total from investment operations                  $                        2.59
 Less distributions from:
 Net realized gains on investments                 $                        0.01
 Total distributions                               $                        0.01
 Net asset value, end of period                    $                       13.34
 TOTAL RETURN(2)                                   %                       24.11
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)              $                         260
 Ratio to average net assets:
 Net expenses after brokerage commission
  recapture                                        %                        1.49
 Gross expenses prior to brokerage commission
  recapture                                        %                        1.49
 Net investment loss(3)                            %                       (0.38)
 Portfolio turnover rate                           %                         147


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO



                                                                   CLASS S
                                                         ---------------------------
                                                                          APRIL 29,
                                                          YEAR ENDED     2005(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2005
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $
 Income from investment operations:
 Net investment income                             $
 Net realized and unrealized gain on investments   $
 Total from investment operations                  $
 Less distributions from:
 Net investment income                             $
 Net realized gain on investments                  $
 Total distributions                               $
 Net asset value, end of period                    $
 TOTAL RETURN(2)                                   %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $
 Ratios to average net assets:
 Expenses(3)                                       %
 Net investment income(3)                          %
 Portfolio turnover rate                           %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING JULIUS BAER FOREIGN PORTFOLIO



                                                                             CLASS S
                                                         ------------------------------------------------
                                                                                                 MAY 1,
                                                              YEAR ENDED DECEMBER 31,         2002(2) TO
                                                         ----------------------------------  DECEMBER 31,
                                                            2005        2004       2003(1)      2002(3)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $                      10.42        8.28         10.00
 Income (loss) from investment operations:
 Net investment income (loss)                      $                       0.05        0.04          0.04
 Net realized and unrealized gain (loss) on
  investments and foreign currencies               $                       1.83        2.52         (1.74)
 Total from investment operations                  $                       1.88        2.56         (1.70)
 Less distributions from:
 Net investment income                             $                       0.01         .07          0.02
 Net realized gain on investments                  $                       0.07        0.35            --
 Total distributions                               $                       0.08        0.42          0.02
 Net asset value, end of period                    $                      12.22       10.42          8.28
 TOTAL RETURN(4)                                   %                      18.03       31.06        (16.97)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $                    379,495      37,205         9,147
 Ratios to average net assets:
 Expenses(5)                                       %                       1.21        1.25          1.25
 Net investment income (loss)(5)                   %                       0.39        0.69          0.57
 Portfolio turnover rate                           %                        104         183            23



(1) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.
(3) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                                                    CLASS S
                                                         -------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------------
                                                            2005         2004        2003         2002(1)       2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period              $                       8.82         7.20         8.97         9.97
 Income (loss) from investment operations:
 Net investment income                             $                      (0.01)        0.02         0.04         0.02
 Net realized and unrealized gain (loss) on
  investments and foreign currencies               $                       1.23         1.60        (1.78)       (0.97)
 Total from investment operations                  $                       1.22         1.62        (1.74)       (0.95)
 Less distributions from:
 Net investment income                             $                       0.01         0.00*        0.03         0.05
 Total distributions                               $                       0.01         0.00*        0.03         0.05
 Net asset value, end of period                    $                      10.03         8.82         7.20         8.97
 TOTAL RETURN(2)                                   %                      13.87        22.53       (19.41)       (9.51)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                 $                    324,740      223,701      130,480       93,222
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture(3)                                     %                       1.06         1.09         1.08         1.11
 Gross expenses prior to brokerage commission
  recapture(3)                                     %                       1.06         1.10         1.11         1.11
 Ratio of net investment income (loss) to
  average net assets(3)                            %                      (0.07)        0.32         0.49         0.93
 Portfolio turnover rate                           %                         95           38           50           42



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

ING LIMITED MATURITY BOND PORTFOLIO


                                                                                    CLASS S
                                                         -------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         -------------------------------------------------------------
                                                            2005       2004(1)      2003         2002(1)       2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                $                      11.65        11.44        11.02        10.53
 Income (loss) from investment operations:
 Net investment income                             $                       0.65         0.43         0.46         0.41
 Net realized and unrealized gain (loss) on
  investments                                      $                      (0.49)       (0.10)        0.34         0.52
 Total from investment operations                  $                       0.16         0.33         0.80         0.93
 Less distributions from:
 Net investment income                             $                       0.61        (0.09)       (0.33)       (0.44)
 Net realized gain on investments                  $                       0.10        (0.03)       (0.05)          --
 Total distributions                               $                       0.71        (0.12)       (0.38)       (0.44)
 Net asset value, end of year                      $                      11.10        11.65        11.44        11.02
 TOTAL RETURN(2)                                   %                       1.38         2.84         7.24         8.84
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                   $                    393,161      572,056      611,262      462,492
 Ratios to average net assets:
 Expenses                                          %                       0.53         0.53         0.53         0.53
 Expenses to average net assets                    %                       0.53         0.53         0.53         0.54
 Net investment income                             %                       3.35         3.26         4.03         4.98
 Portfolio turnover rate                           %                        197           91          169          117


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


                                                                       ADV CLASS
                                                         -------------------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,        PERIOD ENDED
                                                         ----------------------   DECEMBER 31,
                                                            2005        2004        2003(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                $                    12.90      12.92
 Income (loss) from investment operations:
 Net investment income (loss)                        $                    (0.02)      0.00(2)
 Net realized and unrealized gain (loss) on
  investments and foreign currencies                 $                     1.59      (0.02)
 Total from investment operations                    $                     1.57      (0.02)
 Net asset value, end of period                      $                    14.47      12.90
 TOTAL RETURN(3)                                     %                    12.17      (0.15)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                $                    1,784         35
 Ratio to average net assets:
 Expenses, after brokerage commission recapture(4)   %                     1.35       0.97
 Expenses, before brokerage commission recapture(4)  %                     1.38       0.99
 Net investment loss(4)                              %                    (0.28)     (0.93)
 Portfolio turnover rate                             %                       72         82


(1)  Commencement of operations.
(2)  Amount is less than $0.01.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO



                                                           CLASS S
                                                         ------------
                                                            MAY 2,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                            2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $
 Income from investment operations:
 Net investment income                                 $
 Net realized and unrealized gain on investments       $
 Total from investment operations                      $
 Less distributions from:
 Net investment income                                 $
 Net realized gain on investments                      $
 Total distributions                                   $
 Net asset value, end of period                        $
 TOTAL RETURN(2)                                       %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $
 Ratios to average net assets:
 Expenses(3)                                           %
 Net investment income(3)                              %
 Portfolio turnover rate                               %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MFS MID CAP GROWTH PORTFOLIO



                                                                                      CLASS S
                                                           -------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                           -------------------------------------------------------------
                                                              2005        2004         2003        2002(1)       2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                    $                    10.10         7.26        14.18        18.67
 Income (loss) from investment operations:
 Net investment loss                                   $                    (0.07)       (0.03)       (0.05)       (0.10)
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                    $                     1.59         2.87        (6.87)       (4.31)
 Total from investment operations                      $                     1.52         2.84        (6.92)       (4.41)
 Less distributions from:
 Net realized gain on investments                      $                       --           --           --        (0.08)
 Total distributions                                   $                       --           --           --        (0.08)
 Net asset value, end of year                          $                    11.62        10.10         7.26        14.18
 TOTAL RETURN(2)                                       %                    15.05        39.12       (48.80)      (23.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                       $                  764,301      743,049      522,323    1,133,396
 Ratios to average net assets:
 Net expenses after brokerage commission recapture
 and reimbursement of unified fee(3)                   %                     0.87         0.86         0.84         0.89
 Net expenses after reimbursement of unified fee
 and prior to brokerage commission recapture           %                     0.89         0.90         0.90         0.89
 Gross expenses prior to brokerage commission
 recapture and reimbursement of unified fee(3)         %                     0.89         0.90         0.90         0.89
 Net investment loss                                   %                    (0.58)       (0.41)       (0.44)       (0.64)
 Portfolio turnover rate                               %                       80           95          163           94


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING MFS TOTAL RETURN PORTFOLIO


                                                                       ADV CLASS
                                                         -------------------------------------
                                                               YEAR ENDED        DECEMBER 16,
                                                              DECEMBER 31,        2003(2) TO
                                                         ----------------------  DECEMBER 31,
                                                            2005       2004(1)       2003
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                $                    17.19     16.82
 Income (loss) from investment operations:
 Net investment income                               $                     0.39      0.01
 Net realized and unrealized gain on investments
 and foreign currencies                              $                     1.47      0.45
 Total from investment operations                    $                     1.86      0.46
 Less distributions from:
 Net investment income                               $                     0.38      0.09
 Total distributions                                 $                     0.38      0.09
 Net asset value, end of period                      $                    18.67     17.19
 TOTAL RETURN(3)                                     %                    10.83      2.77
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                $                    3,159         1
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture and reimbursement of unified fees(4)      %                     1.23      1.04
 Net expenses after reimbursement of unified fees
 and prior to brokerage commission recapture         %                     1.23      1.04
 Gross expenses prior to brokerage commission
 recapture and reimbursement of unified fees(4)      %                     1.24      1.05
 Net investment income(4)                            %                     2.08      1.85
 Portfolio turnover rate                             %                       66        57


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MFS UTILITIES PORTFOLIO



                                                                   CLASS S
                                                         ---------------------------
                                                                           MAY 2,
                                                          YEAR ENDED     2005(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2005
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $
 Income from investment operations:
 Net investment income                               $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Less distributions from:
 Net investment income                               $
 Net realized gain on investments                    $
 Total distributions                                 $
 Net asset value, end of period                      $
 TOTAL RETURN(2)                                     %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $
 Ratios to average net assets:
 Expenses(3)                                         %
 Net investment income(3)                            %
 Portfolio turnover rate                             %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)



                                                                                    CLASS S
                                                         ------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------
                                                            2005        2004         2003        2002(1)       2001
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                  $                    14.87       11.96       16.00        20.95
 Income (loss) from investment operations:
 Net investment income (loss)                        $                     0.16        0.11        0.07         0.03
 Net realized and unrealized gain (loss) on
 investments and foreign currencies                  $                     1.75        2.83       (4.05)       (4.53)
 Total from investment operations                    $                     1.91        2.94       (3.98)       (4.50)
 Less distributions from:
 Net investment income                               $                     0.13        0.03        0.06         0.02
 Net realized gain on investments                    $                       --          --          --         0.43
 Total distributions                                 $                     0.13        0.03        0.06         0.45
 Net asset value, end of period                      $                    16.65       14.87       11.96        16.00
 TOTAL RETURN(2)                                     %                    12.88       24.57      (24.87)      (21.46)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                     $                  624,376     644,823     563,470      871,059
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture and reimbursement of unified fees         %                     0.86        0.84        0.84         0.89
 Net expenses after reimbursement of unified
 fees and prior to brokerage commission recapture    %                     0.88        0.84        0.84         0.89
 Gross expenses prior to brokerage commission
 recapture and reimbursement of unified fees         %                     0.89        0.90        0.90         0.89
 Net investment income (loss)                        %                     0.87        0.86        0.57         0.15
 Portfolio turnover rate                             %                      175         130         109           97


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


                                                                                   CLASS S
                                                         ----------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                         ----------------------------------------------------------
                                                            2005       2004(1)      2003       2002(1)     2001(2)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                  $                    10.72       10.39        9.79        9.60
 Income (loss) from investment operations:
 Net investment income                               $                     0.35        0.41        0.36        0.26
 Net realized and unrealized gain (loss) on
 investments, foreign currencies, futures,
 options and swaps                                   $                     0.16        0.10        0.48       (0.02)
 Total from investment operations                    $                     0.51        0.51        0.84        0.24
 Less distributions from:
 Net investment income                               $                     0.29        0.05        0.16          --
 Net realized gain on investments                    $                     0.02        0.13        0.08        0.05
 Return of capital                                   $                       --          --          --          --
 Total distributions                                 $                     0.31        0.18        0.24        0.05
 Net asset value, end of year                        $                    10.92       10.72       10.39        9.79
 TOTAL RETURN(3)                                     %                     4.78        4.84        8.68        2.46
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                     $                  744,258     525,001     437,548     122,176
 Ratios to average net assets:
 Expenses                                            %                     0.86        0.87        0.93        1.13
 Net investment income                               %                     3.21        3.55        3.56        3.30
 Portfolio turnover rate                             %                      279         402         605         745


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING PIMCO HIGH YIELD PORTFOLIO



                                                                        CLASS S
                                                              ---------------------------
                                                              SIX MONTHS        MAY 3,
                                                                 ENDED        2004(1) TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                 2005           2004
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $           10.50          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                            $            0.33           0.42
 Net realized and unrealized gain (loss) on investments  $           (0.14)          0.48
 Total from investment operations                        $            0.19           0.90
 Less distributions from:
 Net investment income                                   $            0.34           0.40
 Total distributions                                     $            0.34           0.40
 Net asset value, end of period                          $           10.35          10.50
 TOTAL RETURN(2)                                         %            1.90           9.24
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $         688,293        697,885
 Ratios to average net assets:
 Expenses(3)                                             %            0.75           0.74
 Net investment income(3)                                %            6.41           6.19
 Portfolio turnover rate                                 %              51             50



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIONEER FUND PORTFOLIO



                                                           CLASS S
                                                         ------------
                                                            MAY 3,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                            2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $
 Income from investment operations:
 Net investment income                               $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Less distributions from:
 Net investment income                               $
 Net realized gain on investments                    $
 Total distributions                                 $
 Net asset value, end of period                      $
 TOTAL RETURN(2)                                     %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $
 Ratios to average net assets:
 Expenses(3)                                         %
 Net investment income(3)                            %
 Portfolio turnover rate                             %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING PIONEER MID CAP VALUE PORTFOLIO



                                                           CLASS S
                                                         ------------
                                                           APRIL 29,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                            2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $
 Income from investment operations:
 Net investment income                               $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Less distributions from:
 Net investment income                               $
 Net realized gain on investments                    $
 Total distributions                                 $
 Net asset value, end of period                      $
 TOTAL RETURN(2)                                     %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $
 Ratios to average net assets:
 Expenses(3)                                         %
 Net investment income(3)                            %
 Portfolio turnover rate                             %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO



                                                           CLASS S
                                                         ------------
                                                            JULY 29,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                            2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $
 Income from investment operations:
 Net investment income                               $
 Net realized and unrealized gain on investments     $
 Total from investment operations                    $
 Less distributions from:
 Net investment income                               $
 Net realized gain on investments                    $
 Total distributions                                 $
 Net asset value, end of period                      $
 TOTAL RETURN(2)                                     %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $
 Ratios to average net assets:
 Expenses(3)                                         %
 Net investment income(3)                            %
 Portfolio turnover rate                             %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800)-366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202)-551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS


MAY 1, 2006
ADVISER CLASS


BALANCED FUNDS

   ING FRANKLIN INCOME PORTFOLIO

   ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

   ING UBS U.S. ALLOCATION PORTFOLIO


INTERNATIONAL/GLOBAL FUNDS


   ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
     ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)

   ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS

   ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
   ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
   ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

   ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
   ING FMR(SM) EARNINGS GROWTH PORTFOLIO

   ING FMR(SM) SMALL CAP EQUITY PORTFOLIO
   ING GLOBAL RESOURCES PORTFOLIO
   ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
   ING LORD ABBETT AFFILIATED PORTFOLIO
     (FORMERLY, ING SALOMON BROTHERS INVESTORS PORTFOLIO)
   ING MERCURY LARGE CAP GROWTH PORTFOLIO
   ING MERCURY LARGE CAP VALUE PORTFOLIO
     (FORMERLY, ING MERCURY FOCUS VALUE PORTFOLIO)

   ING SALOMON BROTHERS ALL CAP PORTFOLIO

   ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

   ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
   ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
   ING VAN KAMPEN REAL ESTATE PORTFOLIO


   ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
     (FORMERLY, ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
   ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & CO.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


                                                                                     PAGE
INTRODUCTION
    ING Investors Trust                                                                 2
    Advisers                                                                            2
    Portfolios and Sub-Advisers                                                         2
    Classes of Shares                                                                   2
    Investing Through Your Qualified Plan                                               2
    Why Reading this Prospectus is Important                                            3

DESCRIPTION OF THE PORTFOLIOS
    ING AllianceBernstein Mid Cap Growth Portfolio                                      4
    ING Capital Guardian Small/Mid Cap Portfolio                                        7
    ING Capital Guardian U.S. Equities Portfolio                                       10
    ING FMR(SM) Diversified Mid Cap Portfolio                                          13
    ING FMR(SM) Earnings Growth Portfolio                                              16
    ING FMR(SM) Small Cap Equity Portfolio                                             18
    ING Franklin Income Portfolio                                                      20
    ING Global Resources Portfolio                                                     22
    ING Goldman Sachs Tollkeeper(SM) Portfolio                                         26
    ING Lord Abbett Affiliated Portfolio                                               30
    ING Mercury Large Cap Growth Portfolio                                             33
    ING Mercury Large Cap Value Portfolio                                              37
    ING Salomon Brothers All Cap Portfolio                                             41
    ING T. Rowe Price Capital Appreciation Portfolio                                   45
    ING T. Rowe Price Equity Income Portfolio                                          49
    ING Templeton Global Growth Portfolio                                              52
    ING UBS U.S. Allocation Portfolio                                                  55
    ING Van Kampen Equity Growth Portfolio                                             59
    ING Van Kampen Global Franchise Portfolio                                          62
    ING Van Kampen Growth and Income Portfolio                                         65
    ING Van Kampen Real Estate Portfolio                                               68
    ING Wells Fargo Mid Cap Disciplined Portfolio                                      71
    ING Wells Fargo Small Cap Disciplined Portfolio                                    74

PORTFOLIO FEES AND EXPENSES                                                            76

SUMMARY OF PRINCIPAL RISKS                                                             78

MORE INFORMATION
    Percentage and Rating Limitations                                                  85
    A Word about Portfolio Diversity                                                   85
    Additional Information about the Portfolios                                        85
    Non-Fundamental Investment Policies                                                85
    Temporary Defensive Positions                                                      85
    Administrative Services                                                            85
    Portfolio Distribution                                                             86
    Additional Information Regarding the Classes of Shares                             86
    Shareholder Services and Distribution Plan                                         86
    How ING Groep Compensates Entities Offering Our Portfolios as Investment
      Options in Their Insurance Products                                              87
    Services by Financial Firms                                                        87
    Interests of the Holders of the Variable Insurance Contracts And Policies
      and Qualified Retirement Plans                                                   87
    Frequent Trading - Market Timing                                                   88
    Portfolio Holdings Disclosure Policy                                               89
    Reports to Shareholders                                                            89

OVERALL MANAGEMENT OF THE TRUST
    Adviser                                                                            90
    Advisory Fee                                                                       90

NET ASSET VALUE                                                                        91

TAXES AND DISTRIBUTIONS                                                                92

FINANCIAL HIGHLIGHTS                                                                   95

TO OBTAIN MORE INFORMATION                                                      Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

INVESTMENT ADVISER


Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - Alliance Capital Management
L.P.
ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company

ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.
ING Global Resources Portfolio - ING Investment Management Co.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc.

ING T. Rowe Price Capital Appreciation  Portfolio - T. Rowe Price Associates,
Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about ADV Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR QUALIFIED PLAN


ADV Class shares of the Portfolios are continuously offered through variable annuity separate accounts available to qualified pension and retirement plans ("Qualified Plans") and Qualified Plans offered outside of separate accounts and annuity contracts. Qualified Plans include Individual Retirement Accounts ("IRAs") and plans that meet the definition of retirement plans under Sections 401(k), 403(b), 408 and 457 of the Internal Revenue Code of 1986, as amended ("Code"). In addition, ADV Class shares are offered to the investment adviser to the Portfolios and the

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


adviser's affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Service Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans. Certain Portfolios may not be available as investment options in your plan. Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to one of the Portfolios and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in ADV Class shares of the Portfolios. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.


WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE


Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - make secured loans on portfolio securities of up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     25.14
2000    (17.41)
2001    (14.04)
2002    (30.30)
2003     66.48
2004     19.12
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                       10 YEARS
                                                  1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                                 %        %            %
     Russell Midcap(R) Growth Index                 %        %            %(3)

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index returns for Class S shares are for the period beginning August 1, 1998.


MORE ON THE PORTFOLIO MANAGER


Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling over $[ ] billion as of December 31, 2005. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2005, Alliance Capital Management Holding L.P. owns approximately [ ]% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately [ ]% of the outstanding publicly traded Alliance Holding Units and approximately [ ]% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an approximate [ ]% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.

The following individual is responsible for the day-to-day management of the
Portfolio:




NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Catherine Wood                  Senior Vice President and portfolio manager, Alliance
                                Capital, and Chief Investment Officer, Regent Investor
                                Services, a division of Alliance Capital.

                                Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital
                                Management where she was a general partner, co-managing
                                global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio Manager, Equity Research Analyst and Chief
                                Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment type and may invest in "growth" or "value" securities.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depository Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests of foreign companies, such as European Depository Receipts and Global Depository Receipts. The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     19.71
1997      9.96
1998     20.56
1999     50.12
2000    (18.46)
2001    (1.91)
2002    (25.69)
2003     39.88
2004      7.11
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some of indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to those of two broad measures of market performance - the Russell Midcap(R) Index and the custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                      10 YEARS
                                                  1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                                 %        %          %
     Russell Midcap(R) Index                        %        %          %(3)
     Custom Russell 2800 Index                      %        %          %(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations January 3, 1996, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small and mid cap.

(3) The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
James S. Kang                   Mr. Kang is a Vice President of Capital Guardian with
                                portfolio management responsibilities, and joined the
                                Capital Guardian Trust Company organization in 1987.

Karen A. Miller                 Ms. Miller is a Senior Vice President of Capital Guardian
                                with portfolio management responsibilities, and joined the
                                Capital Guardian Trust Company organization in 1990.

Kathryn M. Peters               Ms. Peters is a Vice President of Capital Guardian with
                                portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC.

Theodore R. Samuels             Mr. Samuels is a Senior Vice President and Director of
                                Capital Guardian Trust Company with portfolio management
                                responsibilities. He joined Capital Guardian Trust Company in 1981.

Lawrence R. Solomon             Mr. Solomon is a Senior Vice President of Capital Guardian
                                with portfolio management responsibilities. He joined
                                Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stocks or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Advisor uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (3.97)
2002    (24.06)
2003     36.28
2004      8.89
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                              10 YEARS
                                                          1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                                         %        %            N/A
     S&P 500(R) Index                                       %        %            N/A


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Karen A. Miller                 Ms. Miller is a Senior Vice President of Capital Guardian
                                with portfolio management responsibilities. She joined the
                                Capital Guardian organization in 1990 where she served in
                                various portfolio management positions.

Michael R. Ericksen             Mr. Ericksen is a Senior Vice President and portfolio
                                manager. He joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher                    Mr. Fisher is Chairman of the Board of Capital Guardian
                                Group International, Inc. and Capital Guardian. He joined
                                the Capital Guardian organization in 1969 where he served in various portfolio management positions.

Theodore Samuels                Mr. Samuels is a Senior Vice President and Director for
                                Capital Guardian, as well as a Director of Capital
                                International Research, Inc. He joined the Capital Guardian organization in 1981 where he served in various portfolio
                                management positions.

Eugene P. Stein                 Mr. Stein is Executive Vice President, a Director, a
                                portfolio manager, and Chairman of the Investment Committee for Capital Guardian. He joined the Capital Guardian
                                organization in 1972 where he served in various portfolio
                                manager positions.

Terry Berkemeier                Mr. Berkemeier is a Senior Vice President of Capital
                                Guardian with portfolio management responsibilities. He
                                joined the Capital Guardian organization in 1992.

Alan J. Wilson                  Mr. Wilson is a Director and Senior Vice President of
                                Capital Guardian with portfolio management responsibilities.
                                He is also an investment analyst for Capital International
                                Research, Inc. with portfolio management responsibilities, specializing in U.S. oil services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index(TM) ("S&P MidCap 400 Index(TM)"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.


Factors considered include growth potential, earnings estimates and management.


The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices on other factors that affect security values. If the Sub-Adviser's strategies do not work as intended the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001     (6.96)
2002    (19.63)
2003     32.99
2004     23.67
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the S&P MidCap 400 Index(TM). The S&P MidCap 400 Index(TM) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                          10 YEARS
                                                     1 YEAR  5 YEARS  (OR LIFE OF CLASS)
        CLASS S RETURN                                 %        %            N/A
        S&P MidCap 400 Index(TM)                       %        %(2)         N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------

Tom Allen                       Vice President of FMR and portfolio manager of the Portfolio since February 2004.

                                Since joining Fidelity Investments in 1995, Mr. Allen has
                                worked as a research analyst and manager.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK


                         OTHER INVESTMENT COMPANIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISOR

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------

Joseph W. Day                   Vice President and portfolio manager

                                Mr. Day is portfolio manager to the Portfolio. Since joining
                                Fidelity Investments in 1984, Mr. Day has worked as a
                                research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, and the Standard & Poor's SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------

Thomas Hense                    Vice President and Portfolio Manager

                                Mr. Hense has managed the Portfolio since its inception.
                                Since joining Fidelity Investments in 1993, Mr. Hense has
                                worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER


Franklin Advisers, Inc. ("Franklin")


INVESTMENT OBJECTIVE


The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's(R) Ratings Group ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -  the experience and managerial strength of the company;

     -  responsiveness to changes in interest rates and business conditions;

     -  debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENTS

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest in

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment goal.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              HIGH YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin Advisers, Inc. ("Franklin"), One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. As of December 31, 2005, Franklin had $[--] in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Edward D. Perks                 Mr. Perks is Vice President of Franklin and has managed the
                                Portfolio since its inception. He joined Franklin in 1992.

Charles B. Johnson              Mr. Johnson is Chairman of the Board of Franklin and has
                                managed the Portfolio since its inception. He joined
                                Franklin in 1957.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -  precious metals;

     -  ferrous and non-ferrous metals;

     -  integrated oil;

     -  gas/other hydrocarbons;

     -  forest products;

     -  agricultural commodities; and

     -  other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


     -  securities of foreign issuers;


     -  companies not engaged in natural resources/hard asset activities;

     -  investment-grade corporate debt;

     -  U.S. government or foreign obligations;

     -  money market instruments;


     -  repurchase agreements;


     -  derivatives.

The Portfolio may also invest directly in commodities, including gold bullion and coins.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -    common stock;
          -    preferred stock;
          -    rights;
          -    warrants;
          -    "when-issued" securities;
          -    direct equity interests in trusts;
          -    joint ventures;
          -    "partly paid" securities;
          -    partnerships; and
          -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Advisor uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                 HARD ASSET RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               OTC INVESTMENT RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                                SHORT SALES RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     32.71
1997      5.85
1998    (29.83)
1999     22.95
2000     (5.06)
2001    (12.43)
2002      0.44
2003     51.67
2004      6.08
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]    quarter    [  ]      [  ]%
              Worst:   [  ]    quarter    [  ]      [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                              10 YEARS
                                                          1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S SHARES                                         %        %            %
     S&P 500(R) Index                                       %        %            %
     Goldman Sachs Natural Resources
       Index                                                %        %            %



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Anthony Socci                   Anthony Socci, Vice President and portfolio manager, has
                                managed the Portfolio since January of 2006. Mr. Socci
                                joined ING IM in 2004 as a Senior Sector Analyst covering
                                the energy and gas sector. In this role, he is responsible for generating independent research and stock rankings for
                                ING IM's large-cap equity strategies and for use by equity managers across ING IM. Mr. Socci has 25 years of experience including 17 years in equity research, all with Dreyfus
                                Corporation.

James A. Vail                   James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Vail
                                has been with ING IM since July 2000. Mr. Vail has over 30 years of investment experience. Prior to joining ING IM in
                                2000, Mr. Vail was a Vice President at Lexington Management
                                Corporation, which he joined in 1991.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISOR


Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:


     -  Strong brand name;

     -  Dominant market share;

     -  Recurring revenue streams;

     -  Free cash flow generation;

     -  Long product life cycle;

     -  Enduring competitive advantage; and

     -  Excellent management.


The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.


Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002    (38.33)
2003     40.48
2004     11.07
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


              Best:    [  ]    quarter    [  ]      [  ]%
              Worst:   [  ]    quarter    [  ]      [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market(R). It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                         10 YEARS
                                                     1 YEAR  5 YEARS  (OR LIFE OF CLASS)
        CLASS S RETURN                                 %        %            N/A
        NASDAQ Composite Index(SM)                     %        %(2)         N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2001, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index return for Class S shares is for the period beginning May 1, 2001.

MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001. GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.

GSAM reported $ [--] billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Steven M. Barry                 Mr. Barry is a Managing Director, Chief Investment Officer
                                and senior portfolio manager of GSAM. He joined GSAM as a
                                portfolio manager in 1999. From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance Capital Management.

Gregory H. Ekizian, CFA         Mr. Ekizian is a Managing Director, Chief Investment Officer
                                and senior portfolio manager of GSAM. He joined GSAM as a
                                portfolio manager and Co-Chair of the Growth Investment
                                Committee in 1997. From 1990 to 1997, Mr. Ekizian was a
                                portfolio manager at Liberty and its predecessor firm,
                                Eagle.

Scott Kolar, CFA                Mr. Kolar is a Managing Director, Co-Chairman of the
                                Investment Committee and a senior portfolio manager of GSAM.
                                He joined GSAM as an equity analyst in 1997 and became a
                                portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at
                                Liberty.

David G. Shell, CFA             Mr. Shell is a Managing Director, Chief Investment Officer
                                and senior portfolio manager of GSAM. He joined GSAM as a
                                portfolio manager in 1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm,
                                Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO


SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")


INVESTMENT OBJECTIVE


Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Value Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Value Index was $563 million to $371.7 billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (4.62)
2002    (23.25)
2003     30.81
2004      9.54
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]    quarter    [  ]      [  ]%
              Worst:   [  ]    quarter    [  ]      [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                      10 YEARS
                                                  1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                                 [--]%    [--]%        [--]%
     Russell 1000(R) Value Index                    [--]%    [--]%        [--]%(3)
     S&P 500/Barra Value Index                      [--]%    [--]%        [--]%(3)



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) The Index returns for Class S shares are for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISOR

Lord Abbett, has served as Sub-Advisor to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $[--] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Eli M. Salzmann                 Mr. Salzmann, Partner of Lord Abbett and Director of Large
                                Cap Value Equity Management, joined Lord Abbett in 1997.

Sholom Dinsky                   Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from
                                Prudential Investments, where he served as Managing Director of Prudential Asset Management.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments certain criteria based on the securities in the index. These criteria currently include the following:

     -  Relative prices-to-earnings and price-to-book ratios;


     -  Stability and quality of earnings momentum and growth;

     -  Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK

                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]


                          YEAR-BY-YEAR TOTAL RETURNS(1)



1996
1997
1998
1999
2000
2001
2002
2003    26.53
2004    10.69
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]    quarter    [    ]    [    ]%
              Worst:   [  ]    quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                      5 YEARS
                                                        1 YEAR   (OR LIFE OF CLASS)  10 YEARS
     ADV CLASS RETURN
     Russell 1000(R) Growth Index                                                       N/A
     CLASS S RETURN                                          %             %
     Russell 1000(R) Growth Index                            %             %            N/A



(1) The performance information presented above is of December 31 for each year or period. The bar chart figure shown for 2005 provides performance for ADV Class shares of the Portfolio, which commenced operations on March 17, 2004. The bar chart figures shown for prior years provide performance for the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extend Class S and ADV Class shares have different expenses.

(2) The Index return for ADV Class shares is for the period beginning March 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Robert C. Doll, Jr., CFA        The Portfolio is managed by a team of investment
                                professionals who participate in the team's research process and stock selections. Mr. Doll, senior investment
                                professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy
                                and the day-to-day management of its portfolio. He has been the portfolio manager since inception. Mr. Doll has been he
                                President of Merrill Lynch Investment Managers, L.P.
                                ("MLIM") since 2001. He was Co-Head (Americas Region) of
                                MLIM from 1999 to 2000. Mr. Doll has been President and a
                                member of the Board of the funds advised by MLIM and its
                                affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO


SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:


     -  relative price-to-earnings and price-to-book ratios;

     -  stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -  weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             INVESTMENT MODELS RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

2003    30.78
2004    11.13


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]    quarter    [   ]     [  ]%
              Worst:   [  ]    quarter    [   ]     [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly of the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                                      5 YEARS
                                                        1 YEAR   (OR LIFE OF CLASS)      10 YEARS
     CLASS S RETURN                                       [--]%         [--]%             N/A
     Russell 1000(R) Value Index                          [--]%         [--]%(2)          N/A
     S&P 500(R) Index                                     [--]%         [--]%(2)          N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index returns for Class S shares are for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management, L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Robert C. Doll, Jr., CFA        Robert C. Doll, Jr., has been responsible for the day-to-day management of the Portfolio since August 2005 and has been
                                President of Merrill Lynch Investment Managers, L.P.
                                ("MLIM") since 2001. He was Co-Head (Americas Region) of
                                MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief
                                Investment Officer of Oppenheimer Funds, Inc. in 1999 and an
                                Executive Vice President thereof from 1991 to 1999.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO


SUB-ADVISOR


Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE


Capital appreciation through investment in securities which the Sub-Advisor believes have above-average capital appreciation potential.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Advisor believes are undervalued in the marketplace. While the Sub-Advisor selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Advisor believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may invest in foreign securities including emerging market issues. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts, or other securities representing interests in securities of foreign companies.

The Sub-Advisor employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Advisor uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Sub-Advisor looks for a positive catalyst in the company's near term outlook which the Sub-Advisor believes will accelerate earnings or improve the value of the company's assets. The Sub-Advisor also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Advisor looks for:


     -  Low market valuations measured by its valuation models; and

     -  Positive changes in earnings prospects because of factors such as:

        -   New, improved or unique products and services;

        -   New or rapidly expanding markets for the company's products;

        -   New management;

        - Changes in the economic, financial, regulatory or political environment particularly affecting the company;

        -   Effective research, product development and marketing; and

        -   A business strategy not yet recognized by the marketplace.


The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.


The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK

                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001      1.55
2002    (25.83)
2003     38.36
2004      7.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]    quarter    [  ]      [  ]%
              Worst:   [  ]    quarter    [  ]      [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                      10 YEARS
                                                  1 YEAR  5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                                 %        %            %
     Russell 3000(R) Index                          %        %            %(2)


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations February 1, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISOR


SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2005, SaBAM managed over $[ ] billion in assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


On June 24, 2005, Citigroup Inc. announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason").

As part of this transaction, SaBAM, currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Adviser's investment sub-advisory agreement with SaBAM.


The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
John G. Goode                   Managing Director, SaBAM
                                Mr. Goode has been employed by Citigroup Inc. or its
                                predecessor firms since 1969.

Peter J. Hable                  Managing Director, SaBAM

                                Mr. Hable has been employed by Citigroup Inc. and its
                                predecessor firms since 1983.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISOR


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Advisor believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Advisor to rise in the short term but not necessarily over the long term.

Since the Sub-Advisor attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Advisor may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Advisor works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Advisor searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Advisor's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Advisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Advisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;


     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             SECURITIES LENDING RISK

                             SPECIAL SITUATIONS RISK

                         U.S. GOVERNMENT SECURITIES RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996    15.96
1997    14.88
1998     5.52
1999     6.55
2000    21.57
2001     9.53
2002     0.13
2003    24.79
2004    16.28
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond Index ("60% S&P 500/40% Lehman Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                              5 YEARS
                                                1 YEAR   (OR LIFE OF CLASS)  10 YEARS
     ADV CLASS RETURN                             %             %              N/A
     S&P 500(R) Index                             %             %(3)           N/A
     Lehman Brothers U.S. Government/Credit
       Bond Index                                 %             %(3)           N/A
     60% S&P 500/40% Lehman Index                 %             %(3)           N/A
     CLASS S RETURN                               %             %                %
     S&P 500(R) Index                             %             %                %
     Lehman Brothers U.S. Government/Credit
      Bond Index                                  %             %                %
     60% S&P 500/40% Lehman Index                 %             %                %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for ADV Class shares of the Portfolio, which commenced operations on August 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, revised to reflect the higher expenses of ADV Class shares. The performance table above reflects the returns for both ADV Class and Class S shares; the Class S shares are also revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different sub-adviser.

(3) The Index returns for ADV Class shares are for the period beginning August 1, 2003.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Stephen W. Boesel               Mr. Boesel is the Committee Chair of the Investment Advisory
                                Committee that manages the Portfolio. He works with the
                                Committee in developing and executing the Portfolio's
                                investment program. Mr. Boesel has been Chairman of the
                                Committee since August 2001 and he has been managing
                                investments since joining T. Rowe Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee Members of the Portfolio.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:


     -  an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index");

     -  low price/earnings ratio relative to the S&P 500(R) Index;


     -  a sound balance sheet and other positive financial characteristics; and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities (limited to 25% of total assets), debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     8.39
1997    17.05
1998     7.87
1999    (1.08)
2000    12.54
2001     1.00
2002   (13.49)
2003    24.74
2004    14.50
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                              5 YEARS
                                                1 YEAR   (OR LIFE OF CLASS)  10 YEARS
     ADV CLASS RETURN                               %             %            N/A
     S&P 500(R) Index                               %             %(3)         N/A
     CLASS S RETURN                                 %             %              %
     S&P 500(R) Index                               %             %              %



(1) The performance information presented above is of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for ADV Class shares of the Portfolio, which commenced operations on August 1, 2003. The bar chart figures shown for prior years provide performance information for the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for ADV Class shares is for the period beginning August 1, 2003.

MORE ON THE SUB-ADVISERS

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Brian Rogers                    Mr. Rogers is the Committee Chair of the Investment Advisory
                                Committee that manages the Portfolio. He works with the
                                Committee in developing and executing the Portfolio's
                                investment program. Mr. Rogers has been Chairman of the
                                Committee since March 1999 and he has been managing
                                investments since joining T. Rowe Price in 1982.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


SUB-ADVISER


Templeton Global Advisors Limited. ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     11.88
1997     11.77
1998     28.88
1999     62.75
2000    (14.87)
2001    (12.22)
2002    (20.45)
2003     35.85
2004     10.57
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                1 YEAR   5 YEARS     10 YEARS
     CLASS S RETURN                                %         %           %
     MSCI World Index(SM)                          %         %           %
     MSCI All Country World Index(SM)              %         %           %


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year. The bar chart and performance table above are as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of the ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.


(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.

MORE ON THE SUB-ADVISER

Templeton Global Advisors, an indirect wholly-owned subsidiary of Franklin Resources, Inc., serves as Sub-Adviser to the Portfolio since 2005. Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, has been an investment adviser since September 22, 1992 and as of December 31, 2005, had $[--] billion in assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------

Murdo Murchison, CFA            Mr. Murchison is Executive Vice President of Templeton
                                Global Advisors. He joined the firm in 1993 and has served as the portfolio manager for ING Templeton Global Growth
                                Portfolio since 2005. Since 1993, he has worked for Franklin
                                Templeton Investments as a research analyst and portfolio
                                manager. Mr. Murchison is the lead portfolio manager for the
                                Portfolio and has served as the lead portfolio manager of
                                the Portfolio since December 5, 2005.

The following individuals have secondary portfolio management responsibilities:

Jeffrey A. Everett, CFA         Mr. Everett is President of Templeton Global Advisors. He
                                has been employed by Templeton Global Advisors since 1989
                                and has held the roles of both a portfolio manager and
                                research analyst. He has served as a portfolio manager of
                                the Portfolio since December 5, 2005.

Lisa F. Myers, CFA              Ms. Myers is Vice President of Templeton Global Advisors.
                                She has been employed by Templeton Global Advisors since
                                1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 5, 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING UBS U.S. ALLOCATION PORTFOLIO


SUB-ADVISER


UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated securities), or if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.


The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (6.86)
2002    (15.07)
2003     17.63
2004     10.54
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter      [    ]    [    ]%
              Worst:   [    ]  quarter      [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. The inception date of the Merrill Lynch U.S. High Yield Cash Pay Index is October 31, 1984. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                            10 YEARS
                                                       1 YEAR  5 YEARS  (OR LIFE OF CLASS)
CLASS S RETURN                                          %        %             %
Russell 3000(R) Index                                   %        %             %(3)
Lehman U.S. Aggregate Bond
Index                                                   %        %             %(3)
Merrill Lynch U.S. High Yield
Cash Pay Index                                          %        %             %(3)
65% Russell 3000/30% Lehman
  U.S. Aggregate Bond/5%
  Merrill Lynch U.S. High Yield Cash
  Pay Index                                             %        %             %(3)


                                  BEST QUARTER


Quarter Ended


                                  WORST QUARTER


Quarter Ended

(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations October 2, 2000, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index returns for Class S shares are for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $[ ] billion in assets under management.

UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
Brian D. Singer         Mr. Singer is the lead portfolio manager for the
                        Portfolio and has been employed by UBS since 1990.
                        During the past five years, he has served as the Chief
                        Investment Officer and Managing Director.

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                         YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003    23.22
2004     6.97
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                    5 YEARS
                                      1 YEAR  (OR LIFE OF CLASS)  10 YEARS
     CLASS S RETURN                     %            %               N/A
     Russell 1000(R) Growth Index       %            %               N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Dennis Lynch             Mr. Lynch, Managing Director, joined Van Kampen in 1998
                         and has eleven years of investment industry experience.
                         Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen              Mr. Cohen, Managing Director, joined Van Kampen in 1993
                         and has 19 years of investment industry experience.
                         Mr. Cohen serves as the co-portfolio manager and works
                         collaboratively with other team members to manage the
                         Portfolio.

Sam Chainani, CFA        Mr. Chainani, Executive Director, joined Van Kampen in
                         1996 and has nine years of investment industry
                         experience. Mr. Chainani serves as the co-portfolio
                         manager and works collaboratively with other team
                         members to manage the Portfolio.

Alexander Norton         Alexander Norton, Executive Director, joined Van Kampen
                         in 1999 and has managed the Portfolio since July 2005.
                         He has over 12 years investment industry experience.
                         Mr. Norton serves as the co-portfolio manager and works
                         collaboratively with the other team members to manage
                         the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests in at least 65% of its total assets securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.


The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Advisor uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information about other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003    25.81
2004    12.29
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.



                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                  5 YEARS
                                   1 YEAR   (OR LIFE OF CLASS)  10 YEARS
     CLASS S RETURNS                  %              %            N/A
     MSCI World Index(SM)             %              %            N/A



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Hassan Elmasry, CFA      Hassan is the lead portfolio manager for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 1995 and has 21 years investment experience.

Ewa Borowska             Ewa is a senior member of the investment team for the
                         Global and American Franchise strategies. She joined
                         Morgan Stanley in 1998. She has 14 years of industry
                         experience.

Michael Allison, CFA     Michael is a research analyst for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 2000 and has 8 years of investment experience.

Paras Dodhia             Paras is a research analyst for the Global and American
                         Franchise strategies. He joined Morgan Stanley in 2002
                         and has 6 years of investment experience.

Jayson Vowles            Jayson is a research analyst for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 2003 and has 4 years of investment experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated investment grade, which are securities rated within the four highest grades assigned by Standard & Poor's(R) or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 10% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                                      REIT
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     20.22
1997     29.37
1998     13.75
1999     15.47
2000     (2.44)
2001    (12.26)
2002    (15.05)
2003     27.43
2004     13.69
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's ADV Class and Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                   5 YEARS
                                     1 YEAR  (OR LIFE OF CLASS)  10 YEARS
     ADV CLASS RETURN                     %            %            N/A
     S&P 500(R) Index                     %            %            N/A
     Russell 1000(R) Index                %            %            N/A
     CLASS S RETURN                       %            %              %
     S&P 500(R) Index                     %            %              %
     Russell 1000(R) Index                %            %              %

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(1) The performance information presented above is of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance for the ADV Class shares of the Portfolio, which commenced operations on August 1, 2003. The bar chart figures shown above for prior years provide performance for the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

(3) The Index returns for ADV Class shares are for the period beginning August 1, 2003.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its roles as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in
                         1985 and is a member of the Equity Income Team. He is
                         the lead portfolio manager and is responsible for the
                         execution of the overall strategy of the Portfolio. Mr.
                         Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in
                         1999 and is a member of the Equity Income Team. He has
                         managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Executive Director, is a member of the
                         Equity Income Team. Prior to joining Van Kampen in
                         2003, he was a co-portfolio manager at Raymond James
                         Financial (Eagle Asset Management). He has managed the
                         Portfolio since 2003.

Sergio Marcheli          Mr. Marcheli, Vice President and portfolio manager for
                         the Separately Managed Account Strategies, joined Van
                         Kampen in 2003. He has managed the Portfolio since
                         2003. Prior to 2003, he was a portfolio specialist at
                         Van Kampen.

Vincent Vizachero, CFA   Mr. Vizachero, Vice President, joined Van Kampen in
                         2001 and has managed the Portfolio since 2002. Prior to
                         2001, Mr. Vizachero was an analyst at Fidelity.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING VAN KAMPEN REAL ESTATE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

     - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -  mortgage- and asset-backed securities; and

     -  covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK
                              HIGH-YIELD BOND RISK

                           INDUSTRY CONCENTRATION RISK

                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S Shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include charges or expenses imposed by a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all charges and expenses payable under your Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     34.85
1997     22.38
1998    (13.75)
1999     (4.15)
2000     30.56
2001      7.77
2002     (0.16)
2003     37.25
2004     37.30
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of ADV Class shares, to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                          1 YEAR     5 YEARS     10 YEARS
     CLASS S RETURN                            %           %            %
     Dow Jones Wilshire Real Estate
       Securities Index                        %           %            %



(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year and reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Theodore R. Bigman       Mr. Bigman, Managing Director, joined Van Kampen in
                         1995 and has 18 years of investment experience. He is
                         Head of Global Real Estate, responsible for Morgan
                         Stanley Investment Management's real estate securities
                         investment management business. Mr. Bigman is the
                         Portfolio's lead portfolio manager and has managed the
                         Portfolio since 2001.


Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
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ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $[ ] to $[ ], and is expected to change frequently.

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.


The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                                   SECTOR RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     19.84
1997     28.50
1998     12.29
1999     24.21
2000    (15.53)
2001     13.29
2002    (29.51)
2003     30.66
2004     12.17
2005


             BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [    ]  quarter    [    ]    [    ]%
              Worst:   [    ]  quarter    [    ]    [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                     1 YEAR      5 YEARS     10 YEARS
     CLASS S RETURN                   [  ]%        [  ]%       [  ]%
     Russell Midcap(R) Value Index    [  ]%        [  ]%       [  ]%
     S&P 500(R) Index                 [  ]%        [  ]%       [  ]%


(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

     had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $[__] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris is the Managing Director and senior
                              portfolio manager for the Disciplined Value Equity
                              team of Wells Capital Management and has been
                              responsible for the day-to-day management of the
                              Portfolio since August 2005. Prior to joining
                              Wells Capital Management in 2005, he held the same
                              responsibilities at Strong Capital Management from
                              2001 through 2005. Prior to joining Strong Capital
                              Management, Mr. Costomiris spent 4 years as the
                              Director of Research at Thomson Horstmann & Bryant
                              in New Jersey and 4 years as a Senior Investment
                              Consultant at Hewitt Associates in Chicago,
                              Illinois. Mr. Costomiris is a member of the CFA
                              Institute and has earned the Chartered Financial
                              Analyst ("CFA") designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $[ ] million to $[ ] billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations November 30, 2005, and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER


Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Fargo had over $____ billion in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Robert J. Costomiris, CFA     Mr. Costomiris has managed the Portfolio since
                              inception. Mr. Costomiris joined Wells Capital
                              Management as a portfolio manager in 2005. Prior
                              to joining Wells Capital Management, he was a
                              portfolio manager at Strong Capital Management,
                              Inc. ("SCM") since April 2001. Prior to joining
                              SCM, he served as the Director of Research at
                              Thomson Horstmann & Bryant, a United Asset
                              Management affiliate that specializes in value
                              investing, from 1997 to 2001.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the ADV Class of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to the your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                ADV CLASS SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                     DISTRIBUTION                            TOTAL        WAIVERS,           NET
                                         MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER     OPERATING   REIMBURSEMENTS,    OPERATING
PORTFOLIO                                    FEE        FEE(2)     SERVICE FEE EXPENSES(3)  EXPENSES  AND RECOUPMENTS(2)  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth        0.67%        0.50%        0.25%
ING Capital Guardian Small/Mid Cap          0.66%        0.50%        0.25%
ING Capital Guardian U.S. Equities          0.64%        0.50%        0.25%
ING FMR(SM) Diversified Mid Cap             0.65%        0.50%        0.25%
ING FMR(SM) Earnings Growth                 0.58%        0.50%        0.25%
ING FMR(SM) Small Cap Equity                0.75%
ING Franklin Income
ING Global Resources                        0.66%        0.50%        0.25%
ING Goldman Sachs Tollkeeper(SM)            1.35%        0.50%        0.25%
ING Lord Abbett Affiliated                  0.75%
ING Mercury Large Cap Growth                0.80%        0.50%        0.25%
ING Mercury Large Cap Value                 0.80%        0.50%        0.25%
ING Salomon Brothers All Cap                0.74%        0.50%        0.25%
ING T. Rowe Price Capital Appreciation      0.66%        0.50%        0.25%
ING T. Rowe Price Equity Income             0.66%        0.50%        0.25%
ING Templeton Global Growth                (0.93%)
ING UBS U.S. Allocation                     0.75%        0.50%        0.25%
ING Van Kampen Equity Growth                0.65%        0.50%        0.25%
ING Van Kampen Global Franchise             1.00%        0.50%        0.25%
ING Van Kampen Growth and Income            0.66%        0.50%        0.25%
ING Van Kampen Real Estate                  0.66%        0.50%        0.25%
ING Wells Fargo Mid Cap Disciplined        (0.68%)
ING Wells Fargo Small Cap Disciplined



(1) This table shows the estimated operating expenses for ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Because the ADV Class shares for ING AIM Mid Cap Growth, ING Alliance Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING FMR(SM) Small Cap Equity, ING Global Resources, ING Goldman Sachs Tollkeeper(SM), ING Lord Abbett Affiliated, ING Mercury Large Cap Value, ING Salomon Brothers All Cap, ING Templeton Global Growth, ING UBS U.S. Allocation, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate, ING Wells Fargo Mid Cap Disciplined, ING Wells Fargo Small Cap Disciplined Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI as Adviser to each Portfolio, has agreed. Operating expenses for ING FMR(SM) Earnings Growth Portfolio are estimated because it did not have a full year of operations as of December 31, 2005. For new Portfolios, all expenses and adjustments are estimated.

(2) DSI has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolios, so that the actual fee paid by a Portfolio is at an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the Shareholder

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

     Service and Distribution Plan for the ADV Class shares, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been [ ], [ ], [ ], [ ], [ ], [ ], [ ], and [ ], respectively. This arrangement may be discontinued at any time.

(5) DSI has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal [ ], [ ], [ ], and [ ], respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses." "Other Expenses" for ING FMR(SM) Earnings Growth Portfolio are estimated because it did not have a full year of operations as of December 31, 2005.

(7) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of the Portfolios excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will expire September 23, 2007 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. This amount also includes the 0.15% distribution fee waiver which footnote 2 explains in more detail. The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. The Example is intended to help you compare the cost of investing in ADV Class shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the ADV Class shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio       $          $         $           $
ING Capital Guardian Small/Mid Cap Portfolio         $          $         $           $
ING Capital Guardian U.S. Equities Portfolio         $          $         $           $
ING FMR(SM) Diversified Mid Cap Portfolio            $          $         $           $
ING FMR(SM) Earnings Growth Portfolio                $          $         $           $
ING FMR(SM) Small Cap Equity Portfolio
ING Franklin Income Portfolio
ING Global Resources Portfolio                       $          $         $           $
ING Goldman Sachs Tollkeeper(SM) Portfolio           $          $         $           $
ING Lord Abbett Affiliated Portfolio                 $          $         $           $
ING Mercury Large Cap Value Portfolio                $          $         $           $
ING Mercury Large Cap Growth Portfolio               $          $         $           $
ING Salomon Brothers All Cap Portfolio               $          $         $           $
ING T. Rowe Price Capital Appreciation Portfolio     $          $         $           $
ING T. Rowe Price Equity Income Portfolio            $          $         $           $
ING Templeton Global Growth Portfolio                $          $         $           $
ING UBS U.S. Allocation Portfolio                    $          $         $           $
ING Van Kampen Equity Growth Portfolio               $          $         $           $
ING Van Kampen Global Franchise Portfolio            $          $         $           $
ING Van Kampen Growth and Income Portfolio           $          $         $           $
ING Van Kampen Real Estate Portfolio                 $          $         $           $
ING Wells Fargo Mid Cap Disciplined Portfolio        $          $         $           $
ING Wells Fargo Small Cap Disciplined Portfolio


The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or assets allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. Each Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. A Portfolio could lose money if the value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The issuer of a convertible security is unable to meet its financial obligation or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a Portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio but there can be no assurance that these will achieve the Portfolio's objective, and a Sub-Adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


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SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a sub-adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash, and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage, unless specifically noted under a Portfolio's principal investment strategy, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the


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custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio and ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolios, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolios, ING FMR(SM) Small Cap Equity Portfolios and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus. ADV Class shares are not subject to any sales loads.

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms") The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of the Portfolios (a 0.25% shareholder service fee and at 0.50% distribution fee). Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

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HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS
IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

SERVICES BY FINANCIAL SERVICE FIRMS

Financial service firms may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by Qualified Plan accounts and their plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial service firms also may perform other functions, including generating confirmation statements, and may arrange with plan administrators for other investment or administrative services. Financial service firms may independently establish and charge Qualified Plans and plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, Qualified Plans may charge plan participants for certain expenses. A firm or a Qualified Plan may be paid for its services directly by the Portfolios or DSI. These fees and additional amounts could reduce an investment return in ADV Class shares of the Portfolios. Financial service firms and Qualified Plans may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the
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investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts form the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. Each Portfolio's portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G. each Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.


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ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $______ in registered investment company assets. As of December 31, 2005, DSI managed over $_____ in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



     PORTFOLIO                                          ADVISORY FEE
     -----------------------------------------------------------------
     ING AllianceBernstein Mid Cap Growth                    %
     ING Capital Guardian Small/Mid Cap                      %
     ING Capital Guardian U.S. Equities                      %
     ING FMR(SM) Diversified Mid Cap                         %
     ING FMR(SM) Earnings Growth                             %
     ING FMR(SM) Small Cap Equity                            %
     ING Franklin Income
     ING Global Resources                                    %
     ING Goldman Sachs Tollkeeper(SM)                        %
     ING Lord Abbett Affiliated                              %
     ING Mercury Large Cap Growth                            %
     ING Mercury Large Cap Value                             %
     ING Salomon Brothers All Cap                            %
     ING T. Rowe Price Capital Appreciation                  %
     ING T. Rowe Price Equity Income                         %
     ING Templeton Global Growth                             %
     ING UBS U.S. Allocation                                 %
     ING Van Kampen Equity Growth                            %
     ING Van Kampen Global Franchise                         %
     ING Van Kampen Growth and Income                        %
     ING Van Kampen Real Estate                              %
     ING Wells Fargo Mid Cap Disciplined                     %
     ING Wells Fargo Small Cap Disciplined                   %

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The Prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;


     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


     -  Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Resources Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMR, Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

--------------------------------------------------------------------------------
            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)
--------------------------------------------------------------------------------

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                                               10 YEARS
                                                                                              (OR SINCE
                                                1 YEAR         3 YEARS         5 YEARS        INCEPTION)
                                                ------         -------         -------        ----------
ING FMR(SM) Earnings Growth Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING FMR(SM) Small Cap Equity Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING Franklin Income Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING Global Resources Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING Lord Abbett Affiliated Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%

--------------------------------------------------------------------------------
                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------


                                                                                               10 YEARS
                                                                                              (OR SINCE
                                                1 YEAR         3 YEARS         5 YEARS        INCEPTION)
                                                ------         -------         -------        ----------
ING Templeton Global Growth Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING UBS U.S. Allocation Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING Wells Fargo Mid Cap Disciplined Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%
ING Wells Fargo Small Cap Disciplined Portfolio -
  Class [--] [--]                                [--]%          [--]%           [--]%            [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                       [--]%          [--]%           [--]%            [--]%
[--] Index                                       [--]%          [--]%           [--]%            [--]%


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV Class shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the ADV Class shares of ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING FMR(SM) Small Cap Equity, ING Global Resources, ING Goldman Sachs Tollkeeper(SM), ING Mercury Large Cap Value, ING Salomon Brothers All Cap, ING UBS U.S. Allocation, ING Van Kampen Equity Growth, ING Van Kampen Global Franchise, ING Van Kampen Real Estate, and ING Wells Fargo Small Cap Equity Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios. Because ING FMR(SM) Earnings Growth Portfolio did not have a full year of operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are not available.

Because the Class I shares of ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios do not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO



                                                                                   CLASS S
                                                         -----------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
                                                         2005       2004        2003           2002(1)        2001
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                $                14.90          8.92          12.75         14.78
 Income (loss) from investment operations:
 Net investment loss                               $                (0.12)        (0.07)         (0.07)        (0.07)
 Net realized and unrealized gain (loss) on
   investments                                     $                 3.03          6.05          (3.76)        (1.96)
 Total from investment operations                  $                 2.91          5.98          (3.83)        (2.03)
 Less distributions from:
 Net investment income                             $                   --            --             --            --
 Net realized gain on investments                  $                   --            --             --            --
 Return of capital                                 $                   --            --             --            --
 Total distributions                               $                   --            --             --            --
 Net asset value, end of year                      $                17.81         14.90           8.92         12.75
 TOTAL RETURN(2)                                   %                19.53         67.04         (30.04)       (13.73)
RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of year (000's)                   $              664,525       528,029        288,770       468,567
 Ratios to average net assets:
 Net expenses after brokerage commission
   recapture                                       %                 0.97          0.99           1.02          1.01
 Gross expenses prior to brokerage commission
   recapture                                       %                 1.03          1.04           1.05          1.01
 Net investment income (loss)(3)                   %                (0.79)        (0.68)         (0.69)        (0.53)
 Portfolio turnover rate                           %                  126           111            159           211


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL CAP PORTFOLIO


                                                                                 CLASS S
                                                         --------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                         --------------------------------------------------------
                                                         2005     2004        2003           2002(1)        2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                 $            10.99          7.84          10.53         10.71
 Income (loss) from investment operations:
 Net investment income (loss)                       $             0.02          0.02           0.02          0.01
 Net realized and unrealized gain (loss) on
  investments                                       $             0.80          3.14          (2.70)        (0.18)
 Total from investment operations                   $             0.82          3.16          (2.68)        (0.17)
 Less distributions from:
 Net investment income                              $             0.02          0.01           0.01          0.01
 Net realized gain on investments                   $               --            --             --            --
 Total distributions                                $             0.02          0.01           0.01          0.01
 Net asset value, end of year                       $            11.79         10.99           7.84         10.53
 TOTAL RETURN(2)                                    %             7.48         40.36         (25.43)        (1.56)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                    $          567,903       573,425        365,177       516,009
 Ratio to average net assets:
 Net expenses after brokerage commission
  recapture                                         %             0.91          0.93           0.94          0.95
 Gross expenses prior to brokerage commission
  recapture                                         %             0.92          0.94           0.95          0.95
 Net investment income                              %             0.20          0.28           0.28          0.16
 Portfolio turnover rate                            %               41            40             40            42


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                  CLASS S
                                                         ---------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                         ---------------------------------------------------------
                                                         2005    2004          2003           2002(1)        2001
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                $             10.58          7.74          10.18         10.58
 Income (loss) from investment operations:
 Net investment income                             $              0.05          0.02           0.03          0.01
 Net realized and unrealized gain (loss) on
  investments and foreign currencies               $              0.93          2.82          (2.45)        (0.39)
 Total from investment operations                  $              0.98          2.84          (2.42)        (0.38)
 Less distributions from:
 Net investment income                             $              0.02          0.00*          0.02          0.02
 Net realized gain on investments                  $                --            --             --          0.00*
 Total distributions                               $              0.02            --           0.02          0.02
 Net asset value, end of year                      $             11.54         10.58           7.74         10.18
 TOTAL RETURN(2)                                   %              9.27         36.75         (23.79)        (3.62)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                   $           662,965       575,864        301,376       282,049
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture(3)                                     %              0.99          0.99           0.99          1.01
 Gross expenses prior to brokerage commission
  recapture(3)                                     %              1.00          1.00           1.01          1.01
 Net investment income(3)                          %              0.44          0.30           0.33          0.17
 Portfolio turnover rate                           %                23            21             27            29



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                              CLASS S
                                                     ---------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------
                                                     2005     2004         2003          2002(1)        2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $               9.89          7.41          9.21          9.89
 Income (loss) from investment operations:
 Net investment income (loss)                  $              (0.03)         0.02          0.03          0.02
 Net realized and unrealized gain (loss) on
  investments                                  $               2.41          2.46         (1.81)        (0.68)
 Total from investment operations              $               2.38          2.48         (1.78)        (0.66)
 Less distributions from:
 Net investment income                         $               0.01          0.00*         0.02          0.02
 Total distributions                           $               0.01            --          0.02          0.02
 Net asset value, end of period                $              12.26          9.89          7.41          9.21
 TOTAL RETURN(2)                               %              24.10         33.47        (19.34)        (6.64)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $            252,605       163,668        91,198        58,712
 Ratios to average net assets:
 Expenses(3)                                   %               1.01          1.00          1.01          1.01
 Net investment income(3)                      %              (0.30)         0.32          0.33          0.47
 Portfolio turnover rate                       %                151            93           106            89



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

* Amount is less than $0.01.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO



                                                                    CLASS A
                                                                 -------------
                                                                   AUGUST 15,
                                                                   2005(1) TO
                                                                  DECEMBER 31,
                                                                     2005
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $
 Income from investment operations:
 Net investment income                                             $
 Net realized and unrealized gain on investments
 Total from investment operations                                  $
 Less distributions from:                                          $
 Net investment income
 Net realized gain on investments                                  $
 Total distributions                                               $
 Net asset value, end of period                                    $
 TOTAL RETURN(2)                                                   %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $
 Ratios to average net assets:
 Expenses(3)                                                       %
 Net investment income(3)                                          %
 Portfolio turnover rate                                           %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


                                                                             CLASS S
                                                   -----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                     2005     2004(1)      2003          2002(1)        2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year            $              14.89          9.81          9.79         11.14
 Income (loss) from investment operations:
 Net investment income                         $               0.20          0.16          0.16          0.19
 Net realized and unrealized gain (loss) on
   investments and foreign currencies          $               0.75          4.96         (0.08)        (1.54)
 Total from investment operations              $               0.95          5.12          0.08         (1.35)
 Less distributions from:
 Net investment income                         $               0.13          0.04          0.06            --
 Return of capital                             $                 --            --            --            --
 Total distributions                           $               0.13          0.04          0.06            --
 Net asset value, end of year                  %              15.71         14.89          9.81          9.79
 TOTAL RETURN(2)                                               6.42         52.22          0.80        (12.12)
RATIOS AND SUPPLEMENTAL DATA: $
 Net assets, end of year (000's)                            190,176       144,294        69,313        33,787
 Ratios to average net assets:                 %
 Expenses                                      %               0.91          0.94          0.94          0.95
 Net investment income                         %               1.69          2.52          1.50          1.68
 Portfolio turnover rate                                        176           117           187           240



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


                                                                         CLASS S
                                                   ---------------------------------------------------
                                                                                             MAY 1,
                                                          YEAR ENDED DECEMBER 31,          2001(2) TO
                                                   -----------------------------------    DECEMBER 31,
                                                    2005    2004      2003     2002(1)       2001
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $             6.71       4.76      7.69       10.00
 Income (loss) from investment operations:
 Net investment loss                           $            (0.04)     (0.06)    (0.10)      (0.06)
 Net realized and unrealized gain (loss) on
   investments                                 $             0.81       2.01     (2.83)      (2.25)
 Total from investment operations              $             0.77       1.95     (2.93)      (2.31)
 Net asset value, end of period                $             7.48       6.71      4.76        7.69
 TOTAL RETURN(3)                               %            11.48      40.97    (38.10)     (23.10)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $           68,172     53,825    15,199       9,255
 Ratios to average net assets:
 Expenses(4)                                   $             1.61       1.85      1.86        1.85
 Net investment loss(4)                        $            (0.60)     (1.64)    (1.79)      (1.69)
 Portfolio turnover rate                       $               64         30        42          21


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

                                                                             CLASS S
                                                   -----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                     2005     2004(1)      2003          2002(1)        2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $             10.51          8.02         10.50         11.06
 Income (loss) from investment operations:
 Net investment income                         $              0.14          0.10          0.09          0.04
 Net realized and unrealized gain (loss) on
  investments                                  $              0.90          2.41         (2.50)        (0.52)
 Total from investment operations              $              1.04          2.51         (2.41)        (0.48)
 Less distributions from:
 Net investment income                         $              0.07          0.02          0.07          0.05
 Net                                           $                --            --            --          0.03
 Total distributions                           $              0.07          0.02          0.07          0.08
 Net asset value, end of period                $             11.48         10.51          8.02         10.50
 TOTAL RETURN(3)                               %              9.92         31.25        (22.98)        (4.27)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $           210,577       139,825        94,986        95,347
 Ratios to average net assets:
 Expenses(4)                                   %              1.00          1.00          1.01          1.01
 Net investment income(4)                      %              1.34          1.24          1.03          0.78
 Portfolio turnover rate                       %                36            40            42            39

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Lord Abbett Affiliated & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING MERCURY LARGE CAP GROWTH PORTFOLIO

                                                               ADV CLASS
                                                     -----------------------------
                                                                        MARCH 17,
                                                      YEAR ENDED       2004(1) TO
                                                     DECEMBER 31,     DECEMBER 31,
                                                         2005             2004
----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of  period         $                          10.06
 Income (loss) from investment operations:
 Net investment loss                           $                          (0.00)*
 Net realized and unrealized gain
   on investments                              $                           1.25
 Total from investment operations              $                           1.25
 Less distributions from:
 Net realized gains on investments             $                           0.85
 Return of capital                             $                           0.01
 Total distributions                           $                           0.86
 Net asset value, end of period                $                          10.45
 TOTAL RETURN(2)                               %                          12.57
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $                             91
 Ratio to average net assets:                  %
 Expenses(3)                                   %                           1.41
 Net investment loss(3)                        %                          (0.24)
 Portfolio turnover rate                       %                            204

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO



                                                                     CLASS S
                                                   -------------------------------------------
                                                                                     MAY 1,
                                                     YEAR ENDED DECEMBER 31,       2002(1) TO
                                                   ----------------------------   DECEMBER 31,
                                                    2005     2004      2003          2002(2)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $             10.98       8.45       10.00
 Income (loss) from investment operations:
 Net investment income                         $              0.02       0.01        0.00*
 Net realized and unrealized gain (loss) on
   investments                                 $              1.24       2.62       (1.55)
 Total from investment operations              $              1.26       2.63       (1.55)
 Less distributions from:
 Net investment income                         $              0.03       0.01          --
 Net realized gain on investments              $              0.52       0.09          --
 Total distributions                           $              0.55       0.10          --
 Net asset value, end of period                $             11.69      10.98        8.45
 TOTAL RETURN(3)                               %             11.52      31.22      (15.50)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $            74,928     27,213       8,045
 Ratios to average net assets:
 Expenses(4)                                   %              1.05       1.05        1.05
 Net investment income(4)                      %              0.34       0.17        0.06
 Portfolio turnover rate                       %                75         76          61


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


                                                                             CLASS S
                                                   -----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                       2005      2004          2003          2002(1)     2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $                  11.88          8.56          11.53      11.45
 Income (loss) from investment operations:
 Net investment income                         $                   0.05          0.03           0.03       0.09
 Net realized and unrealized gain (loss) on
  investments                                  $                   0.88          3.30          (2.98)      0.12
 Total from investment operations              $                   0.93          3.33          (2.95)      0.21
 Less distributions from:
 Net investment income                         $                   0.02          0.01           0.02       0.09
 Net realized gain on investments              $                     --            --             --       0.04
 Total distributions                           $                   0.02          0.01           0.02       0.13
 Net asset value, end of period                $                  12.79         11.88           8.56      11.53
 TOTAL RETURN(2)                               %                   7.85         38.85         (25.57)      1.91
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $                515,344       429,843        252,792    307,030
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture(3)                                 %                   0.97          0.98           1.01       1.01
 Gross expenses prior to brokerage commission
  recapture(3)                                 %                   1.00          1.00           1.01       1.01
 Net investment income(3)                      %                   0.44          0.30           0.32       1.15
 Portfolio turnover rate                       %                     32            21            139         75



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                              ADV CLASS
                                                                 ------------------------------------
                                                                        YEAR ENDED      DECEMBER 16,
                                                                       DECEMBER 31,     2003(2) TO
                                                                 ---------------------  DECEMBER 31,
                                                                   2005        2004(1)     2003
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $                     21.34     20.75
 Income from investment operations:
 Net investment income                                     $                      0.34      0.01
 Net realized and unrealized gain on
   investments and foreign currencies                      $                      3.13      0.68
 Total from investment operations                          $                      3.47      0.69
 Less distributions:
 Net investment income                                     $                      0.28      0.08
 Net realized gains on investments                         $                      0.16      0.02
 Total distributions                                       $                      0.44      0.10
 Net asset value, end of period                            $                     24.37     21.34
 TOTAL RETURN(3)                                           %                     16.28      3.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                      $                    12,693        42
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture(4)                                             $                      1.25      1.28
 Gross expenses prior to brokerage commission
  recapture(4)                                             %                      1.26      1.29
 Net investment income(4)                                  %                      1.49      2.72
 Portfolio turnover rate                                   %                        21        12


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                            ADV CLASS
                                                                  -----------------------------
                                                                                   JANUARY 15,
                                                                   YEAR ENDED       2004(1) TO
                                                                  DECEMBER 31,     DECEMBER 31,
                                                                     2005            2004(2)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $                         12.35
 Income from investment operations:
 Net investment income                                       $                          0.16
 Net realized and unrealized gain on investments             $                          1.37
 Total from investment operations                            $                          1.53
 Less distributions:
 Dividends from net investment income                        $                          0.13
 Distributions from capital gains                            $                          0.07
 Total distributions                                         $                          0.20
 Net asset value, end of period                              $                         13.68
 TOTAL RETURN(3)                                             %                         12.41
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $                         3,581
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  unified fee reimbursement                                  %                          1.26
 Net expenses after unified fee reimbursement and prior to
  brokerage commission recapture                             %                          1.27
 Gross expenses before brokerage commission recapture and
  unified fee reimbursement                                  %                          1.27
 Net investment income(4)                                    %                          1.34
 Portfolio turnover rate                                     %                            16


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

                                                                             CLASS S
                                                   -----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    2005       2004       2003          2002(1)         2001
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year            $               11.30       8.29          10.40         11.82
 Income (loss) from investment operations:
 Net investment income (loss)                  $                0.05       0.03           0.02          0.00*
 Net realized and unrealized gain (loss) on
  investments and foreign currencies           $                1.19       2.98          (2.12)        (1.41)
 Total from investment operations              $                1.24       3.01          (2.10)        (1.41)
 Less distributions from:
 Net investment income                         $                0.06         --           0.00*         0.01
 Return of capital                             $                  --         --           0.01            --
 Net realized gain on investments              $                  --         --             --            --
 Total distributions                           $                0.06         --           0.01          0.01
 Net asset value, end of year                  $               12.48      11.30           8.29         10.40
 TOTAL RETURN(3)                               %               10.95      36.31         (20.18)       (11.91)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)               $             389,945    358,796        226,961       255,251
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture                                    %                1.26       1.25           1.25          1.26
 Gross expenses prior to brokerage commission
  recapture                                    %                1.26       1.26           1.26          1.26
 Net investment income (loss)                  %                0.45       0.38           0.20         (0.01)
 Portfolio turnover rate                       %                  28         23             36            30

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.01.

ING UBS U.S. ALLOCATION PORTFOLIO


                                                                          CLASS S
                                                   -----------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------
                                                      2005       2004      2003      2002(1)      2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $                  8.65      7.33       8.71        9.40
 Income (loss) from investment operations:
 Net investment income                         $                  0.11      0.09       0.09        0.03
 Net realized and unrealized gain (loss) on
  investments                                  $                  0.83      1.23      (1.38)      (0.64)
 Total from investment operations              $                  0.94      1.32      (1.29)      (0.61)
 Less distributions from:
 Net investment income                         $                  0.06      0.00*      0.09        0.08
 Total distributions                           $                  0.06      0.00       0.09        0.08
 Net asset value, end of period                $                  9.53      8.65       7.33        8.71
 TOTAL RETURN(2)                               %                 10.93     18.02     (14.77)      (6.52)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $               102,356    68,691     47,394      51,723
 Ratios to average net assets:
 Expenses(3)                                   %                  1.01      1.01       1.01        1.01
 Net investment income(3)                      %                  1.65      1.38       1.11        1.50
 Portfolio turnover rate                       %                   106       203        126          50



(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                     CLASS S
                                                   -------------------------------------------
                                                                                     MAY 1,
                                                     YEAR ENDED DECEMBER 31,       2002(1) TO
                                                   ----------------------------   DECEMBER 31,
                                                    2005     2004      2003          2002(2)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $              9.65       7.89            10.00
 Income (loss) from investment operations:
 Net investment income                         $              0.04       0.01             0.01
 Net realized and unrealized gain (loss) on
  investments                                  $              0.67       1.85            (2.11)
 Total from investment operations              $              0.71       1.86            (2.10)
 Less distributions from:
 Net investment income                         $                --       0.00*            0.01
 Net realized gain on investments              $              0.05       0.10               --
 Total distributions                           $              0.05       0.10             0.01
 Net asset value, end of period                $             10.31       9.65             7.89
 TOTAL RETURN(3)                               %              7.34      23.65           (21.05)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $            40,272     29,803            6,334
 Ratios to average net assets:
 Expenses(4)                                   %              0.90       1.02             1.00
 Net investment income(4)                      %              0.44       0.06             0.13
 Portfolio turnover rate                       %               170        120              113


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                     CLASS S
                                                   -------------------------------------------
                                                                                     MAY 1,
                                                     YEAR ENDED DECEMBER 31,       2002(2) TO
                                                   ----------------------------   DECEMBER 31,
                                                    2005     2004(1)     2003       2002(1)
----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $              11.21       8.93          10.00
 Income (loss) from investment operations:
 Net investment income (loss)                  $               0.13       0.09           0.04
 Net realized and unrealized gain (loss) on
 investments and foreign currencies            $               1.29       2.25          (1.11)
 Total from investment operations              $               1.42       2.34          (1.07)
 Less distributions from:
 Net realized gain on investments              $                 --       0.00*            --
 Return of capital                             $                 --       0.06             --
 Total distributions                           $                 --       0.06             --
 Net asset value, end of period                $              12.63      11.21           8.93
 TOTAL RETURN(3)                               %              12.67      26.24         (10.70)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $            117,026     58,098         19,133
 Ratios to average net assets:
 Expenses(4)                                   %               1.25       1.25           1.25
 Net investment income(4)                      %               1.20       1.35           0.70
 Portfolio turnover rate                       %                  9          9             33


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                            ADV CLASS
                                                                  -----------------------------
                                                                                   JANUARY 22,
                                                                   YEAR ENDED       2004(1) TO
                                                                  DECEMBER 31,     DECEMBER 31,
                                                                     2005            2004(2)
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                      $                       22.77
 Income from investment operations:
 Net investment income                                     $                        0.19
 Net realized and unrealized loss on investments           $                        2.05
 Total from investment operations                          $                        2.24
 Less distributions from:
 Net investment income                                     $                        0.28
 Total distributions                                       $                        0.28
 Net asset value, end of period                            $                       24.73
 TOTAL RETURN(3)                                           %                        9.84
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                         $                         443
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(4)      %                        1.25
 Gross expenses prior to brokerage commission recapture(4) %                        1.27
 Net investment income(4)                                  %                        0.97
 Portfolio turnover rate                                   %                          52


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                             CLASS S
                                                   -----------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    2005  2004         2003(1)        2002(1)       2001(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year            $           20.46         14.97          15.64         15.21
 Income (loss) from investment operations:
 Net investment income                         $            0.71          0.78           0.73          0.70
 Net realized and unrealized gain (loss) on
  investments                                  $            7.01          4.86          (0.71)         0.53
 Total from investment operations              $            7.72          5.64           0.02          1.23
 Less distributions from:
 Net investment income                         $            0.35          0.03           0.44          0.59
 Net realized gain on investments              $            0.22          0.12           0.25          0.21
 Total distributions                           $            0.57          0.15           0.69          0.80
 Net asset value, end of year                  $           27.61         20.46          14.97         15.64
 TOTAL RETURN(3)                               %           37.77         37.73           0.20          8.14
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)               $         572,066       341,126        194,207       130,643
 Ratios to average net assets:
 Expenses                                      %            0.91          0.93           0.95          0.95
 Net investment income                         %            3.93          4.67           4.56          5.35
 Portfolio turnover rate                       %              18            12             27            81


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

                                                                            CLASS S
                                                 -------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                    2005     2004          2003       2002(1)(2)       2001
--------------------------------------------------------------------------------------- ----------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year            $              13.14         10.03        14.20          16.33
 Income (loss) from investment operations:
 Net investment income (loss)                  $               0.09          0.04         0.02           0.01
 Net realized and unrealized gain (loss) on
  investments                                  $               1.56          3.08        (4.17)         (2.13)
 Total from investment operations              $               1.65          3.12        (4.15)         (2.12)
 Less distributions from:
 Net investment income                         $               0.04          0.01         0.02           0.01
 Net realized gain on investments              $                 --            --           --             --
 Total distributions                           $               0.04          0.01         0.02           0.01
 Net asset value, end of year                  $              14.75         13.14        10.03          14.20
 TOTAL RETURN(3)                               %              12.58         31.11       (29.26)        (12.98)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)               $            322,510       340,331      287,276        450,704
 Ratios to average net assets:
 Net expenses after brokerage commission
  recapture                                    %               0.88          0.89         0.87           0.95
 Gross expenses prior to brokerage commission
  recapture                                    %               0.92          0.94         0.95           0.95
 Ratio of net investment income (loss) to
  average net assets                           %               0.58          0.33         0.20           0.09
 Portfolio turnover rate                       %                 90           106          158             40

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005 From August 1, 2002 to August 28, 2005, Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio. Performance prior to August 1, 2002 is attributable to a different Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

                                                                         CLASS S
------------------------------------------------------------------------------------
                                                                          MAY 4,
                                                                        2005(1) TO
                                                                       DECEMBER 31,
                                                                          2005
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                              $
 Income from investment operations:
 Net investment income                                             $
 Net realized and unrealized gain on investments                   $
 Total from investment operations                                  $
 Less distributions from:
 Net investment income                                             $
 Net realized gain on investments                                  $
 Total distributions                                               $
 Net asset value, end of period                                    $
 TOTAL RETURN(2)                                                   %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                 $
 Ratios to average net assets:
 Expenses(3)                                                       %
 Net investment income(3)                                          %
 Portfolio turnover rate                                           %

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's Report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258, or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

INSTITUTIONAL CLASS

BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO
  ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

  ING GLOBAL REAL ESTATE PORTFOLIO

  ING INTERNATIONAL PORTFOLIO

  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

  ING JULIUS BAER FOREIGN PORTFOLIO
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

  ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


MONEY MARKET FUND
  ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS
  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EQUITIESPLUS PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO

  ING JANUS CONTRARIAN PORTFOLIO

  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
  ING LEGG MASON VALUE PORTFOLIO
  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO
  ING MFS UTILITIES PORTFOLIO

  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO

  ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

  ING STOCK INDEX PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR
INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                         PAGE
INTRODUCTION
  ING Investors Trust                                                                       2
  Advisers                                                                                  2
  Portfolios and Sub-Advisers                                                               2
  Classes of Shares                                                                         2
  Investing Through Your Variable Contract or Qualified Plan                                2
  Why Reading this Prospectus is Important                                                  2

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation Portfolio                                            3
  ING EquitiesPlus Portfolio                                                                6
  ING Evergreen Health Sciences Portfolio                                                   8
  ING Evergreen Omega Portfolio                                                            11
  ING Global Real Estate Portfolio                                                         14
  ING International Portfolio                                                              16
  ING Janus Contrarian Portfolio                                                           19
  ING JPMorgan Emerging Markets Equity Portfolio                                           23
  ING JPMorgan Small Cap Equity Portfolio                                                  27
  ING JPMorgan Value Opportunities Portfolio                                               30
  ING Julius Baer Foreign Portfolio                                                        32
  ING Legg Mason Value Portfolio                                                           35
  ING Limited Maturity Bond Portfolio                                                      39
  ING Liquid Assets Portfolio                                                              43
  ING Marsico Growth Portfolio                                                             47
  ING Marsico International Opportunities Portfolio                                        51
  ING MFS Mid Cap Growth Portfolio                                                         54
  ING MFS Total Return Portfolio                                                           57
  ING MFS Utilities Portfolio                                                              62
  ING Oppenheimer Main Street Portfolio(R)                                                 65
  ING PIMCO Core Bond Portfolio                                                            68
  ING PIMCO High Yield Portfolio                                                           71
  ING Pioneer Fund Portfolio                                                               74
  ING Pioneer Mid Cap Value Portfolio                                                      76
  ING Quantitative Small Cap Value Portfolio                                               78
  ING Stock Index Portfolio                                                                80
  ING VP Index Plus International Equity Portfolio                                         83

PORTFOLIO FEES AND EXPENSES                                                                85

SUMMARY OF PRINCIPAL RISKS                                                                 87

MORE INFORMATION
  Percentage and Rating Limitation                                                         94
  A Word about Portfolio Diversity                                                         94
  Additional Information about the Portfolios                                              94
  Non-Fundamental Investment Policies                                                      94
  Temporary Defensive Positions                                                            94
  Administrative Services                                                                  94
  Portfolio Distribution                                                                   95
  Additional Information Regarding the Classes of Shares                                   95
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Investment Products                                                   95
  Interests of the Holders of Variable
    Insurance Contracts and Policies and Qualified Retirement Plans                        96
  Frequent Trading - Market Timing                                                         96
  Portfolio Holdings Disclosure Policy                                                     97
  Report to Shareholders                                                                   97

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                                  98
  Advisory Fee
NET ASSET VALUE                                                                            99
TAXES AND DISTRIBUTIONS                                                                   100
FINANCIAL HIGHLIGHTS                                                                      104
TO OBTAIN MORE INFORMATION                                                          Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS

ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING EquitiesPlus Portfolio - ING Investment Management Co.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management
  Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment
  Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment Management
  Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management,
  LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R)- OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Quantitative Small Cap Value Portfolio - ING Investment Management Co.

ING Stock Index Portfolio - ING Investment Management Co.

ING VP Index Plus International Equity Portfolio - ING Investment Management
  Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio (except ING Liquid Assets Portfolio and ING Stock Index Portfolio) offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT

This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996            10.62
1997            27.28
1998             1.55
1999             0.51
2000             8.77
2001            (4.43)
2002           (17.05)
2003            25.26
2004            14.88
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companinies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                     1 YEAR     5 YEARS     10 YEARS
             CLASS S RETURN                                %           %            %
             S&P 500(R) Index                              %           %            %
             Russell 1000(R) Index                         %           %            %



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

MORE ON THE SUB-ADVISER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.6 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard Skeppstrom, II        Managing Director, Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Skeppstrom has 15 years of investment experience and has been with Eagle
                              Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior Portfolio
                              Manager for the Conservative Large Cap product at Evergreen Investment
                              Management and co-manager of the Evergreen Capital Growth Fund.

Robert R. Marshall            Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Marshall has 17 years of investment experience and came to Eagle Asset in
                              2002 after nearly 8 years at Wachovia Securities where he was a Director and
                              Senior Vice President of Equity Research.

E. Craig Dauer                Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager for the
                              Evergreen Investment Management Conservative Large Cap product. He also served as an Equity Analyst with First Union Capital Markets.

John G. Jordan, III, CFA      Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager for the
                              Conservative Large Cap product at Evergreen Investment Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and
                              Walmsley. Mr. Jordan is a Chartered Financial Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING EQUITIESPLUS PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R)").


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R). The S&P 500(R) is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P(R).

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) in an attempt to equal or exceed the performance of the S&P 500(R). The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

Because the Portfolio may purchase S&P(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same investing in the pool of fixed income instruments that backs the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R), the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R).

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's(R) Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                                  MANAGER RISK

                               MARKET TRENDS RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affilate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James B. Kauffmann            Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.


The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index) and the Standard & Poor's 1500 Supercomposite Health Sector Index ("S&P 1500 Supercomposite Health Index"). The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                     1 YEAR     5 YEARS     10 YEARS
                                                           (OR LIFE OF CLASS)
             CLASS S RETURN                                %           %         N/A
             S&P 500(R) Index                              %           %(2)      N/A
             S&P 1500 Supercomposite Health Index          %           %(2)      N/A



(1) Class I shares had not commenced operations as of December 31, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31, 2005 for Class S shares. The bar chart and performance table reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $___ billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Liu-Er Chen, CFA              Mr. Chen joined EIMC in 1995 where he serves as Managing Director and Senior
                              Portfolio Manager. Mr. Chen is a Chartered Financial Analyst and has managed the Portfolio since May 3, 2004. Mr. Chen brings to his position more than 7 years of investment experience.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



          Best:    [    ]   Quarter       [    ]        [    ]%

          Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                     1 YEAR     5 YEARS     10 YEARS
                                                           (OR LIFE OF CLASS)
             CLASS S RETURN                                %           %         N/A
             Russell 1000(R) Growth Index                  %           %(2)      N/A



(1) Class I shares commenced operations on May 2, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31, 2005 for Class S shares. The bar chart and performance table above is as of December 31, 2005 and reflects the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds
and private accounts since 1932 and managed over $    billion in assets for the
Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maureen E. Cullinane, CFA     Ms. Cullinane joined EIMC in 1974 where she serves as Managing Director and
                              Senior Portfolio Manager. Ms. Cullinane is a Chartered Financial Analyst and
                              has managed the Portfolio since May 1, 2004. Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

     - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

     - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $_____ billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio, since its inception.



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
T. Ritson Ferguson, CFA       Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA         Mr. Burton, Managing Director, is a portfolio manager and is a member of
                              INGCRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the US.
                              Mr. Burton joined INGCRES in 1995.



The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The follow information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002             (16.15)
2003              29.17
2004              16.71
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



        Best:    [    ]   Quarter       [    ]        [    ]%

        Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia, and Far East(R) Index ("MCSI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia, and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                     1 YEAR     5 YEARS     10 YEARS
                                                           (OR LIFE OF CLASS)
             CLASS S RETURN                                %           %         N/A
             MSCI EAFE(R) Index                            %           %(2)      N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on December 17, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $     billion in assets.
The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard T. Saler              Senior Vice President and portfolio manager at ING IM. Mr. Saler was Senior
                              Vice President and Director of International Equity Investment Strategy at
                              Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.



Phillip A. Schwartz           Senior Vice President and portfolio manager at ING IM. Mr. Schwartz was Senior
                              Vice President and Director of International Equity Investment Strategy at
                              Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


SUB-ADVISER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.


The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Sub-Adviser. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Sub-Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                             SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001              (5.03)
2002             (25.95)
2003              50.40
2004              17.13
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



        Best:    [    ]   Quarter       [    ]        [    ]%

        Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                     1 YEAR     5 YEARS            10 YEARS
                                                                              (OR LIFE OF CLASS)
             CLASS S RETURN                                %           %                        %
             S&P 500(R) Index                              %           %(2)                     %



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") which owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. [As of December 31, 2005,
JCG assets under management were $      billion.]

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David C. Decker               Portfolio manager of the Portfolio since its inception.

                              Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI Emerging Markets Index(SM)"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.


Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999              61.66%
2000             (33.79%)
2001              (5.25%)
2002             (10.70%)
2003              46.62%
2004              17.76%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                     1 YEAR     5 YEARS            10 YEARS
                                                                              (OR LIFE OF CLASS)
             CLASS S RETURN                                %           %                       %
             MSCI Emerging Markets Index(SM)               %           %                       %(3)



(1) Class I shares commenced operations on December 5, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 18, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $___ billion in assets under management.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Austin Forey                  Primary portfolio manager of the Portfolio and Managing Director, who has been at JPMorgan (or one of its predecessors) since 1988. Mr. Forey is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994.
                              Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary              Portfolio manager of the Portfolio since September 23, 2005, and an employee at
                              JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for
                              Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA             Portfolio manager of the Portfolio since September 23, 2005, Greg Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg,
                              Germany for seven years, where he was responsible for European Long/Short,
                              European Technology, Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Adviser uses a multi-style approach under which the portfolio managers select assets for the Portfolio in complementary styles. One of the portfolio managers uses a more quantitative security selection process and another portfolio manager emphasizes a bottom up, fundamental approach. Each typically will manage approximately equal portions of the Portfolio's assets, although at times more of the Portfolio's assets may be allocated to either portfolio manager, depending on market conditions and cash flows into the Portfolio. New cash flows into the Portfolio will be allocated to the bottom-up, fundamental strategy until assets are managed by the portfolio managers in approximately equal portions.

The portfolio managers using the quantitative approach narrow the universe of companies in which to invest through quantitative analysis that focuses on companies that appear attractive relative to other companies in the same economic sector. They base this analysis on both a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams. They then use a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that they believe are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The portfolio manager focusing on fundamental stock selection attempts to identify companies that have a core competitive advantage and may be trading below their intrinsic value. The sector and stock weightings of the investments selected by this portfolio manager will vary from weightings of the Russell 2000(R) Index only within limits established by the fundamental team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.


Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)



1996
1997
1998
1999
2000
2001
2002
2003              34.22
2004              25.91
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                     1 YEAR         5 YEARS        10 YEARS
                                                               (OR LIFE OF CLASS)
             CLASS I RETURN                                %           %               N/A
             Russell 2000(R) Index                         %           %(3)            N/A
             CLASS S RETURN                                %           %               N/A
             Russell 2000(R) Index                         %           %(3)            N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance information for Class I shares of the Portfolio, which commenced operations on May 6, 2004. The bar chart figures shown for prior years provide performance information for the Portfolio's Class S shares, which commenced operations on May 1, 2002. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


(3) The Index return for Class I shares is for the period beginning May 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

JPMorgan has managed the Portfolio since its inception and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc. which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $___ billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Christopher T. Blum           Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap
                              Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at
                              Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl                Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity
                              Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. He is a holder of the
                              CFA designation.

Glenn Gawronski, CFA          Mr. Gawronski is a portfolio manager in the U.S Small Cap Equity Group and has
                              8 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on May 4, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

JPMorgan is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $ billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bradford L. Frishberg         Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active
                              Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to
                              JPMorgan's Tokyo office before returning to New York in 2000. Prior to that,
                              Mr. Frishberg managed portfolios for Aetna Investment Management in Hong Kong.
                              He is also a CFA charterholder.

Alan Gutmann                  Mr. Gutmann, Vice President and a new member of the team, has worked for
                              JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co. in 2001 and
                              Oppenheimer Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


SUB-ADVISER


Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Portfolio Manager selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Portfolio Manager concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Portfolio Manager believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Portfolio Manager uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Portfolio Manager determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds". The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                          YEAR-BY-YEAR TOTAL RETURNS(1)(2)



1996
1997
1998
1999
2000
2001
2002
2003              31.06
2004              18.03
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                     1 YEAR               5 YEARS           10 YEARS
                                                                    (OR LIFE OF CLASS)
             CLASS I RETURN                                %                          %          N/A
             MSCI EAFE(R) Index                            %                          %(3)       N/A
             CLASS S RETURN                                %                          %          N/A
             MSCI EAFE(R) Index                            %                          %(3)       N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance information for Class I shares of the Portfolio, which commenced operations on December 3, 2004. The bar chart figures shown for prior years provide performance information for the Portfolio's Class S shares, which commenced operations on May 1, 2002. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3) The Index return for Class I shares is for the period beginning December 1, 2004. The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed income securities and alternative investments. As of December 31, 2005, JBIM managed over $___ billion in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Rudolph-Riad Younes, CFA      Senior Vice President and Head of International Equity; has been with the
                              Julius Baer organization since September 1993.

Richard Pell                  Senior Vice President and Chief Investment Officer; has been with the Julius
                              Baer organization since January 1995.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")


INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]


                          YEAR-BY-YEAR TOTAL RETURNS(1)(2)



1996
1997
1998
1999
2000
2001              (9.51)
2002             (19.41)
2003              22.53
2004              13.87
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                     1 YEAR               5 YEARS                  10 YEARS
                                                                    (OR LIFE OF CLASS)        (OR LIFE OF CLASS)
             CLASS I RETURN                                %                         %                       N/A
             S&P 500(R) Index                              %                         %(3)                    N/A
             CLASS S RETURN                                %                         %                          %
             S&P 500(R) Index                              %                         %(3)                       %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2005 provide performance information for Class I shares of the Portfolio, which commenced operations on May 6, 2004. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3) The Index return for Class I shares is for the period beginning May 1, 2004. The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004. Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bill Miller - CIO             Legg Mason's investment team is led by Bill Miller, its Chief Investment
                              Officer (CIO). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by
                              Legg Mason since 1982.

Mary Chris Gay                Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.


The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:


     - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

     - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


     - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

     - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's(R) Corporation ("S&P(R)") or, if not rated by Moody's or S&P(R), the Sub-Adviser determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P(R) (A-1+, A-1 or A-2), or determined to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its principal investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             FOREIGN INVESTMENT RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996             4.32
1997             6.67
1998             6.86
1999             1.13
2000             7.73
2001             8.84
2002             7.24
2003             2.84
2004             1.38
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.


                            AVERAGE ANNUAL RETURNS(1)


                                                1 YEAR      5 YEARS      10 YEARS
        CLASS S RETURN                                %            %             %
        Lehman Brothers 1-3 Year
          Government/Credit Bond Index                %            %             %



(1) Class I shares commenced operations on April 29, 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $___ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James B. Kauffmann            Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

     -  First, a formal list of high-quality issuers is actively maintained;

     - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (I.E., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

     - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

     - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK
                         U.S. GOVERNMENT SECURITIES RISK

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance, from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                          YEAR-BY-YEAR TOTAL RETURNS(1)



1996             5.01
1997             5.07
1998             5.13
1999             4.74
2000             6.05
2001             3.85
2002             1.43
2003             0.75
2004             0.92
2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.


                            AVERAGE ANNUAL RETURNS(1)


                                         1 YEAR           5 YEARS            10 YEARS
                                                    (OR LIFE OF CLASS)
        CLASS I RETURN                         %                      %           N/A
        iMoneyNet First Tier
          Retail Index                         %                      %(2)        N/A
        CLASS S RETURN                         %                      %              %
        iMoneyNet First Tier
          Retail Index                         %                      %              %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance information for Class I shares of the Portfolio, which commenced operations on May 7, 2004. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class I shares is for the period beginning May 1, 2004.

The Portfolio's Class I shares' 7-day yield as of December 31, 2005 was %. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David S. Yealy                Mr. Yealy joined ING IM in November 2004 and has over 19 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco
                              Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may also invest in:


     -  foreign securities (including in emerging or developing markets); and


     -  forward foreign currency contracts, futures and options;


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus,

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999              78.13
2000             (21.99)
2001             (30.23)
2002             (29.57)
2003              32.72
2004              12.86
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' historical performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                1 YEAR          5 YEARS               10 YEARS
                                                          (OR LIFE OF CLASS)     (OR LIFE OF CLASS)

        CLASS I RETURN                                %                     %                   N/A
        S&P 500(R) Index                              %                     %(3)                N/A
        CLASS S RETURN                                %                     %
        S&P 500(R) Index                              %                     %                      %((3))



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for the Class S shares is for the period beginning August 1, 1998.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December
31, 2005, Marsico managed over $     billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas F. Marsico        Thomas F. Marsico is the Chief Investment Officer of
                         Marsico ("MCM") and manages the investment program of
                         the ING Marsico Growth Portfolio. Mr. Marsico has over
                         20 years of experience as a securities analyst and a
                         portfolio manager. Prior to forming Marsico Capital in
                         September 1997, Mr. Marsico served as the portfolio
                         manager of the Janus Twenty Fund from January 31, 1988
                         through August 11, 1997 and served in the same capacity
                         for the Janus Growth and Income Fund from May 31, 1991
                         (the Fund's inception date) through August 11, 1997.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.


The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


The Portfolio may invest in common stocks of companies operating in emerging markets.


The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.


Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December
31, 2005, Marsico managed over $     billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James G. Gendelman       Mr. Gendelman has been associated with Marsico as a
                         portfolio manager and Senior Analyst since 2000. Prior
                         to joining Marsico, Mr. Gendelman spent 13 years as a
                         Vice President of International Sales for Goldman,
                         Sachs & Co.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-Cap Index with higher price-to-book ratios and higher forecasted growth values.The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under our Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999     79.05
2000      8.18
2001    (23.62)
2002    (48.80)
2003     39.12
2004     15.30
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



        Best:    [    ]   Quarter       [    ]        [    ]%

        Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                        1 YEAR          5 YEARS            10 YEARS
                                                  (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     CLASS I RETURN                          %                %                  N/A
     Russell Midcap(R) Growth
     Index                                   %                %(2)               N/A
     CLASS S RETURN                          %                %                     %
     Russell Midcap(R) Growth
     Index                                   %                %                     %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were over $ billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
David E. Sette-Ducati    Mr. Sette-Ducati, portfolio manager, is a MFS Senior
                         Vice President and has been employed in the MFS
                         investment management area since 1995. He has managed
                         the Portfolio since 2000.

David M. Earnest         Mr. Earnest, portfolio manager, is a MFS Vice President
                         and has been employed in the MFS investment management
                         area since 2003. Prior to 2003, he was employed by
                         Manning & Napier as a portfolio manager and analyst.
                         Mr. Earnest has managed the Portfolio since December
                         2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

     - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and

     - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:


     -    a decline in the market;

     -    poor economic conditions;

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

     -    the market has overlooked them.


Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed-income stream; and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

     - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

     - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance, from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999     3.38
2000    16.50
2001     0.49
2002    (5.10)
2003    16.75
2004    11.45
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



        Best:    [    ]   Quarter       [    ]        [    ]%

        Worst:   [    ]   Quarter       [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and a composite that consists of 60% S&P 500 and 40% LBAB Index ("Composite Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States, comprised of 500 U.S. stocks. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                        1 YEAR          5 YEARS                 10 YEARS
                                                  (OR LIFE OF CLASS)       (OR LIFE OF CLASS)
     CLASS I RETURN                           %                     %                     N/A
     S&P 500(R) Index                         %                     %(2)                  N/A
     LBAB Index                               %                     %(2)                  N/A
     Composite Index                          %                     %(2)                  N/A
     CLASS S RETURN                           %                     %                        %
     S&P 500(R) Index                         %                     %                        %(2)
     LBAB Index                               %                     %                        %(2)
     Composite Index                          %                     %                        %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) The Index returns for the Class I shares are for the period beginning May 1, 2003. The Index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under
management of the MFS organization were over $     billion as of December 31,
2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brooks Taylor            Mr. Taylor, Senior Vice President, portfolio manager,
                         and leader of the team, has been employed in the MFS
                         investment management area since 1996. Mr. Taylor has
                         managed the Portfolio since 2004.

Kenneth J. Enright       Mr. Enright, Senior Vice President and portfolio
                         manager, has been employed in the MFS investment
                         management area since 1986. Mr. Enright has managed the
                         Portfolio since 1999.

Steven R. Gorham         Mr. Gorham, Senior Vice President and portfolio
                         manager, has been employed in the MFS investment
                         management area since 1992. Mr. Gorham has managed the
                         Portfolio since 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Michael W. Roberge       Mr. Roberge, Executive Vice President and portfolio
                         manager, has been employed in the MFS investment
                         management area since 1996. Mr. Roberge has managed the
                         Portfolio since 2002.

William P. Douglas       Mr. Douglas, Vice President and portfolio manager, has
                         been employed in the MFS investment management area
                         since 2004 and has over 15 years of investment
                         experience. Prior to 2004, Mr. Douglas spent 10 years
                         as Vice President and Senior Mortgage Analyst for
                         Wellington Management Company, LLP. Mr. Douglas has
                         managed the Portfolio since 2004.

Alan T. Langsner         Mr. Langsner, Vice President and portfolio manager, has
                         been employed in the MFS investment management area
                         since 1999. Mr. Langsner has managed the Portfolio
                         since 2004.

Richard O. Hawkins, CFA  Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988 and has been a portfolio manager of the Portfolio since October 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:


     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).


EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:


     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed-income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

     -    equity securities of foreign companies in the utilities industry;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

     - fixed-income securities of foreign companies in the utilities industry; and

     -    fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH YIELD BOND RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                         U.S. GOVERNMENT SECURITIES RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were
over $     billion as of December 31, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Maura A. Shaughnessy     Ms. Shaughnessy is a Senior Vice President and
                         portfolio manager. Ms. Shaughnessy has been employed in
                         the investment management area of MFS since 1991.

Robert D. Persons, CFA   Mr. Persons is a Vice President and portfolio manager.
                         Mr. Persons has been employed in the investment
                         management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


SUB-ADVISER

OppenheimerFunds, Inc. ("OppenheimerFunds")


INVESTMENT OBJECTIVE

Long-term growth of capital and future income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.


In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:


   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.


   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              MID-CAP COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999          24.23
2000          (4.54)
2001         (21.46)
2002         (24.87)
2003          24.57
2004          13.15
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:   [    ]  Quarter   [    ]        [    ]%

              Worst:  [    ]  Quarter   [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                      1 YEAR         5 YEARS               10 YEARS
                                               (OR LIFE OF CLASS)     (OR LIFE OF CLASS)
              CLASS I RETURN                %                    %                   N/A
              S&P 500(R) Index              %                    %(3)                N/A
              CLASS S RETURN                %                    %                      %
              S&P 500(R) Index              %                    %                      %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on August 14, 1998. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I shares have different expenses.

(2) Oppenheimer Funds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3) The Index return for the Class I shares is for the period beginning May 1, 2003. The Index return for Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Nikolaos D. Monoyios, CFA       Mr. Monoyios, a Certified Financial Analyst, is
                                a Senior Vice President of OppenheimerFunds
                                since October 2003 and is formerly Vice
                                President of OppenheimerFunds from April 1998
                                through September 2003. He is an Officer of 12
                                portfolios in the OppenheimerFunds complex and
                                has been a manager of the Portfolio since
                                inception.

Marc Reinganum                  Dr. Reinganum is a Vice President of
                                OppenheimerFunds since September 2002 and is the
                                Director of Quantitative Research and Portfolio
                                Strategist for Equities. He is formerly the Mary
                                Jo Vaughn Rauscher Chair in Financial
                                Investments at Southern Methodist University
                                since 1995. At Southern Methodist University, he
                                also served as the Director of the Finance
                                Institute, Chairman of the Finance Department,
                                President of the Faculty at the Cox School of
                                Business and member of the Board of Trustee
                                Investment Committee. He is an Officer of 8
                                portfolios in the OppenheimerFunds complex and
                                has been a manager of the Portfolio since
                                inception.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within three- to six- year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P(R) or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999        (8.62)
2000         0.94
2001         2.46
2002         8.68
2003         4.84
2004         4.78
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



            Best:   [    ]   Quarter    [    ]        [    ]%

            Worst:  [    ]   Quarter    [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                         1 YEAR     5 YEARS            10 YEARS
                                                                 (OR LIFE OF CLASS)
                 CLASS S RETURN                %           %                       %
                 LBAB Index                    %           %                       %(3)



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares, which commenced operations on August 14, 1998. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001, a different sub-adviser managed the Portfolio under different principal investment strategies.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach,
California 92660. As of December 31, 2005, PIMCO had over $    billion in assets
under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Pasi Hamalainen                 Mr. Hamalainen is a Managing Director,
                                generalist portfolio manager, member of the
                                investment committee and head of global risk
                                oversight. Previously, he served as PIMCO's head
                                of Fixed-Income portfolio management in Europe,
                                as the director of portfolio analytics and
                                co-head of the firm's mortgage team in Newport
                                Beach. Mr. Hamalainen joined PIMCO in 1994,
                                previously having held a fellowship at The
                                Wharton School. He has twelve years of
                                investment experience. He has managed the
                                Portfolio since September 2001.

Raymond G. Kennedy, CFA         Mr. Kennedy is a Managing Director, portfolio
                                manager and senior member of PIMCO's investment
                                strategy group. He manages High Yield funds and
                                oversees bank loan trading and collateralized
                                debt obligations. Mr. Kennedy joined PIMCO in
                                1996, previously having been associated with the
                                Prudential Insurance Company of America as a
                                private placement asset manager, where he was
                                responsible for investing and managing a
                                portfolio of investment grade and high yield
                                privately placed fixed income securities. Prior
                                to that, he was a consultant for Andersen
                                Consulting (now Accenture) in Los Angeles and
                                London. He has eighteen years of investment
                                management experience. Mr. Kennedy is also a
                                member of LSTA.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's(R) Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-US dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euros" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



            Best:   [    ]  Quarter     [    ]        [    ]%

            Worst:  [    ]  Quarter     [    ]        [    ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained Index ("Merrill Lynch U.S. High Yield Constrained Index") and the Merrill Lynch U.S. BB- B Rated High Yield Index ("Merrill Lynch U.S. High Yield Index"). The Merrill U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's(R). The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                     1 YEAR         5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
               CLASS S RETURN                              %                    %         N/A
               Merrill Lynch U.S. High Yield
               Constrained                                 %                    %(2)      N/A
               Merrill Lynch U.S. High Yield
               Index                                       %                    %(2)      N/A



(1) Class I shares commenced operations on April 29, 2005 and therefore do not have a full calendar year of performance information for 2005. The performance information presented above is as of December 31, 2005 for Class S shares. The bar chart and performance table above is as of December 31, 2005 and reflects the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2005, PIMCO had over $___ billion in assets under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Raymond G. Kennedy              Mr. Kennedy is a Managing Director, portfolio
                                manager, and senior member of PIMCO's investment
                                strategy group. He manages High Yield funds and
                                oversees bank loan trading and collateralized
                                debt obligations. Mr. Kennedy joined the firm in
                                1996, previously having been associated with the
                                Prudential Insurance Company of America as a
                                private placement asset manager, where he was
                                responsible for investing and managing a
                                portfolio of investment grade and high yield
                                privately placed fixed income securities. Prior
                                to that, he was a consultant for Anderson
                                Consulting (now Accenture) in Los Angeles and
                                London. He has eighteen years of investment
                                management experience. Mr. Kennedy is also a
                                member of LSTA. He has managed the Portfolio
                                since April 2004.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, assets under management were over $___ billion worldwide, including over $___ billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
John A. Carey                   Mr. Carey, portfolio manager, Director of
                                Portfolio Management, and an Executive Vice
                                President, is responsible for the day-to-day
                                management of the Portfolio. Mr. Carey joined
                                Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.           Mr. Hunnewell, assistant portfolio manager and
                                Vice President, is also responsible for the
                                day-to-day management of the Portfolio. He
                                joined Pioneer in August 2001 and has been an
                                investment professional since 1985. Prior to
                                joining Pioneer, he was an independent
                                investment manager and a fiduciary of private
                                asset portfolios from 2000 to 2001.


Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on May 2, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2005, assets under management were over $___ billion worldwide, including over $___ billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
J. Rodman Wright                Mr. Wright, portfolio manager and Senior Vice
                                President, joined Pioneer in 1994 as an analyst
                                and has been an investment professional since
                                1988.

Sean Gavin                      Mr. Gavin, assistant portfolio manager and Vice
                                President, joined Pioneer in 2002 as an
                                assistant portfolio manager. Prior to joining
                                Pioneer, Mr. Gavin was employed as an analyst at
                                Boston Partners from 2000 to 2002 and at Delphi
                                Management from 1998 to 2000.


Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price to book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                               INDEX STRATEGY RISK

                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.


Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed approximately $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Omar Aquilar, Ph.D              Dr. Aguilar, portfolio manager, has managed the
                                Portfolio since inception. Dr. Aguilar has been
                                with ING IM since July 2004 and is head of
                                quantitative equity research. He previously
                                served as head of Lehman Brothers' quantitative
                                research for their alternative investment
                                management business since January 2002. Prior to
                                that, Dr. Aguilar was director of quantitative
                                research and a portfolio manager with Merrill
                                Lynch Investment Management since (from July
                                1999 through January 2002).

Doug Cote                       Douglas Cote, portfolio manager, has managed
                                the Portfolio since inception. Mr. Cote has
                                been serving as a quantitative equity analyst
                                with ING IM since 1996. Previously, Mr. Cote
                                was responsible for developing quantitative
                                applications for ING IM's equity department.

John Krementowski, CFA          John Krementowski, portfolio manager, has
                                managed the Portfolio since inception. Mr.
                                Krementowski is on the quantitative equity team.
                                He joined ING IM in 1996 as an analyst and
                                portfolio strategist in the fixed income group.
                                Previously, he was a strategy specialist at
                                Aetna.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING STOCK INDEX PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE
Seeks total return.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index") or equity securities of companies that are representative of the S&P 500(R) Index (including derivatives). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio invests principally in common stock and employs a "passive management" approach designed to track the performance of the S&P 500(R) Index, which is denominated by stocks of large U.S. companies. The Portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the S&P 500(R) Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the index itself.

Under certain circumstances, the Portfolio may not hold all of the same securities as the S&P 500(R) Index. The Portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the S&P 500(R) Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to track, as closely as possible, the performance of the S&P 500(R) Index, the Portfolio does not always perform exactly like its target index. Unlike the S&P 500(R) Index, the Portfolio has operating expenses, and transaction costs and therefore, has a slight performance disadvantage over the S&P 500(R) Index.

In the event that the Portfolio's market value is $50 million or less, in order to replicate investment in stocks listed on the S&P 500(R) Index, the Sub-Adviser may invest the entire amount of the Portfolio's assets in S&P 500(R) Index futures, in exchange-traded funds ("ETFs"), or in a combination of S&P 500(R) Index futures and ETFs, subject to any limitation on the Portfolio's investments in such securities. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class I shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



    Best:    [    ]   Quarter       [    ]        [    ]%

    Worst:   [    ]   Quarter       [    ]        [    ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index). The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                 1 YEAR         5 YEARS          10 YEARS
                                          (OR LIFE OF CLASS)
               CLASS I SHARES          %                    %         N/A
               S&P 500(R) Index        %                    %(2)      N/A



(1) The performance information presented above is as of December 31, 2005. The bar chart and performance table above reflects the returns of the Portfolio's Class I shares, which commenced operations on May 3, 2004.
(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Omar Aguilar, Ph.D.              The Portfolio has been co-managed by Omar
                                 Aguilar Ph.D. since December 2005. Dr. Aguilar
                                 has been with ING IM since July 2004 and is
                                 Head of Quantitative Equity Research. He
                                 previously served as head of Lehman Brothers'
                                 quantitative research for their alternative
                                 investment management business since 2002.
                                 Prior to that, Dr. Aguilar was director of
                                 quantitative research and a portfolio manager
                                 with Merrill Lynch Investment Management since
                                 1999.

John Krementowski, CFA           John Krementowski is on the quantitative equity
                                 team and has co-managed the Portfolio since
                                 December 2005. He joined ING IM in 1996 as an
                                 analyst and portfolio strategist in the fixed
                                 income group. Previously, he was a strategy
                                 specialist at Aetna.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on July 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON SUB-ADVISER

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep. IIMA is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2005.

The following individuals share are responsibility for the management of the Portfolio.



NAME                             POSITION AND RECENT BUSINESS EXPERIENCE
----                             ---------------------------------------
Carl Ghielen                     Mr. Ghielen, portfolio manager, has been
                                 co-manager of the Portfolio since its
                                 inception. He is responsible for stock
                                 selection as well as coordinating efforts on
                                 behalf of IIMA and certain ING affiliates'
                                 international equity teams. Mr. Ghielen has
                                 over 14 years of investment experience. Prior
                                 to joining IIMA in 2000 he worked for a large
                                 corporate Dutch pension fund as senior
                                 portfolio manager.

Martin Jansen                    Mr. Jansen, Portfolio Manager, has been the
                                 co-manager of the Portfolio since its
                                 inception. He joined IIMA or its affiliates in
                                 1997 as senior manager and has 25 years of
                                 investment experience. Prior to joining ING,
                                 Mr. Jansen was responsible for the U.S. equity
                                 and venture capital portfolios at a large
                                 corporate Dutch pension fund.



The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by Class I of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan. SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                 CLASS I SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                         DISTRIBUTION                    TOTAL         WAIVERS,         NET
                                            MANAGEMENT     (12b-1)        OTHER        OPERATING   REIMBURSEMENTS    OPERATING
PORTFOLIO                                      FEE           FEE       EXPENSES(2)      EXPENSES   AND RECOUPMENTS    EXPENSES
------------------------------------------  ----------   ------------  -----------     ---------   ---------------   ---------
ING Eagle Asset Capital Appreciation              0.66%            --
ING EquitiesPlus                                  0.30%            --         0.19%         0.49%             0.09%       0.40%
ING Evergreen Health Sciences                     0.75%            --
ING Evergreen Omega                               0.60%            --
ING Global Real Estate                            0.90%                       0.21%(5)      1.11%            (0.11)%      1.00%
ING International                                 1.00%            --
ING Janus Contrarian                              0.80%            --
ING JPMorgan Emerging Markets Equity              1.25%            --
ING JPMorgan Small Cap Equity                     0.90%            --
ING JPMorgan Value Opportunities                  0.40%            --
ING Julius Baer Foreign                           0.96%            --
ING Legg Mason Value                              0.80%            --
ING Limited Maturity Bond                         0.28%            --
ING Liquid Assets                                 0.27%            --
ING Marsico Growth                                0.77%            --
ING Marsico International
Opportunities                                     0.54%            --
ING MFS Mid Cap Growth                            0.64%            --
ING MFS Total Return                              0.64%            --
ING MFS Utilities                                 0.60%            --
ING Oppenheimer Main
Street(R)                                         0.64%            --
ING PIMCO Core Bond                               0.60%            --
ING PIMCO High Yield                              0.49%            --
ING Pioneer Fund                                  0.75%            --
ING Pioneer Mid Cap Value                         0.64%            --
ING Quantitative Small Cap Value Portfolio
ING Stock Index                                   0.26%            --
ING VP Index Plus International Equity            0.45%            --



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, and ING PIMCO Core Bond Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc., as Adviser to each Portfolio, has agreed. Operating expenses for ING EquitiesPlus, ING Global Real Estate and ING Quantitative Small Cap Value Portfolios are estimated as the Portfolios had not commenced operations as of December 31, 2005. For ING Evergreen Omega, ING JPMorgan Emerging Markets Equity, ING Limited Maturity Bond and ING PIMCO High Yield Portfolios, operating expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, as the Class I shares for the Portfolios did not have a full year of operations. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. as Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective March 1, 2004, the management fee structure for ING JPMorgan Emerging Markets Equity Portfolio was revised. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.
(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) A portion of the brokerage commissions that ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been 0. %, 0. %, 0. %, 0. %, 0. %, 0. %, 0. %, and 0. %, respectively. This arrangement may be discontinued at any time.
(4) DSI has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.03%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
     This agreement will only renew if DSI elects to renew it.
(5) Pursuant to its administration agreement with the Trusts, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios' average daily net assets, which is reflected in "Other Expenses."
(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement, effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING MFS Utilities and ING VP Index Plus International Equity Portfolio, the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, and ING Pioneer Mid Cap Value Portfolio, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of an expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.
(7) DSI has voluntarily agreed to waive a portion of its advisory fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total
     Net Operating Expenses" for the Portfolio for the year ended
     December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

EXAMPLE. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                      ------  -------  -------  --------
ING Eagle Asset Capital Appreciation Portfolio        $       $        $        $
ING EquitiesPlus Portfolio                            $       $        $        $
ING Evergreen Health Sciences Portfolio               $       $        $        $
ING Evergreen Omega Portfolio                         $       $        $        $
ING Global Real Estate Portfolio                      $       $        $        $
ING International Portfolio                           $       $        $        $
ING Janus Contrarian Portfolio                        $       $        $        $
ING JPMorgan Emerging Markets Equity Portfolio        $       $        $        $
ING JPMorgan Small Cap Equity Portfolio(1)            $       $        $        $
ING JPMorgan Value Opportunities Portfolio(1)         $       $        $        $
ING Julius Baer Foreign Portfolio                     $       $        $        $
ING Legg Mason Value Portfolio                        $       $        $        $
ING Limited Maturity Bond Portfolio                   $       $        $        $
ING Liquid Assets Portfolio                           $       $        $        $
ING Marsico Growth Portfolio                          $       $        $        $
ING Marsico International Opportunities Portfolio(1)  $       $        $        $
ING MFS Mid Cap Growth Portfolio                      $       $        $        $
ING MFS Total Return Portfolio                        $       $        $        $
ING MFS Utilities Portfolio(1)                        $       $        $        $
ING Oppenheimer Main Street Portfolio(R)              $       $        $        $
ING PIMCO Core Bond Portfolio                         $       $        $        $
ING PIMCO High Yield Portfolio                        $       $        $        $
ING Pioneer Fund Portfolio                            $       $        $        $
ING Pioneer Mid Cap Value Portfolio                   $       $        $        $
ING Quantitative Small Cap Value Portfolio            $       $        $        $
ING Stock Index Portfolio                             $       $        $        $
ING VP Index Plus International Equity Portfolio      $       $        $        $


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainity or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Reciepts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity: a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.


INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDEX STRATEGY RISK. Certain Portfolios use an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between a Portfolio and the index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or
(ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or

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exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.


VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES

Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS

A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage, are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES

In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative SmallCap Value and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability

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Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION

DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Class I, Service Class, and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares and ING Stock Index Portfolio does not offer Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Distribution Plan, the Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

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The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper
Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


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The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.


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ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005, DSI managed over $_____ in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $______ in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



PORTFOLIO                                                    ADVISORY FEE
---------                                                    ------------
ING Eagle Asset Capital Appreciation                                     %
ING EquitiesPlus
ING Evergreen Health Sciences                                            %
ING Evergreen Omega                                                      %
ING Global Real Estate
ING International                                                        %
ING Janus Contrarian                                                     %
ING JPMorgan Emerging Markets Equity                                     %
ING JPMorgan Small Cap Equity                                            %
ING JPMorgan Value Opportunities
ING Julius Baer Foreign                                                  %
ING Legg Mason Value                                                     %
ING Limited Maturity Bond                                                %
ING Liquid Assets                                                        %
ING Marsico Growth(1)                                                    %
ING Marsico International Opportunities
ING MFS Mid Cap Growth(2)                                                %
ING MFS Total Return                                                     %
ING MFS Utilities
ING Oppenheimer Main Street                                              %
ING PIMCO Core Bond                                                      %
ING PIMCO High Yield                                                     %
ING Pioneer Fund
ING Pioneer Mid Cap Value
ING Quantitative Small Cap Value
ING Stock Index                                                          %
ING VP Index Plus International Equity



(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of ($1.3 billion) through December 31, 2005.
(2) (For the year ended December 31, 2005, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.)

For information regarding the basis for the Board's approval of the advisory and sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.

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--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;

     - Fixed income securities that have gone into default and for which there are no current market value quotations; and

     -    Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.


ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that net investment income of ING Liquid Assets and ING PIMCO High Yield Portfolios, respectively, are declared as dividends daily and paid monthly. The ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly and is paid annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share NAV by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the Prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------

              PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING EquitiesPlus Portfolio, ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio, ING Quantitative Small Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)


                                                                          10 YEARS
                                                                          (OR SINCE
                                            1 YEAR   3 YEARS    5 YEARS   INCEPTION)
                                            ------   -------    -------   ----------
ING EquitiesPlus Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Evergreen Health Sciences Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          10 YEARS
                                                                          (OR SINCE
                                            1 YEAR   3 YEARS    5 YEARS   INCEPTION)
                                            ------   -------    -------   ----------
ING Evergreen Omega Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Global Real Estate Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING JPMorgan Emerging Markets Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING JPMorgan Value Opportunities
  Portfolio - Class [--] [--]                 [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Julius Baer Foreign Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Legg Mason Value Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Marsico International Opportunities
  Portfolio - Class [--] [--]                 [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING MFS Utilities Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          10 YEARS
                                                                          (OR SINCE
                                            1 YEAR   3 YEARS    5 YEARS   INCEPTION)
                                            ------   -------    -------   ----------
ING Oppenheimer Main Street Portfolio(R) -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING PIMCO High Yield Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Pioneer Fund Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Pioneer Mid Cap Value Portfolio -
  Class [--] [--]                             [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING Quantitative Small Cap Value
  Portfolio - Class [--] [--]                 [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%
ING VP Index Plus International Equity
  Portfolio - Class [--] [--]                 [--]%     [--]%      [--]%        [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                    [--]%     [--]%      [--]%        [--]%
[--] Index                                    [--]%     [--]%      [--]%        [--]%


(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class I shares of ING Eagle Asset Capital Appreciation, ING Evergreen Health Sciences, ING International, ING Janus Contrarian, ING JPMorgan Emerging Markets Equity, and ING PIMCO Core Bond Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares of these Portfolios.

Because the Class I shares for ING JPMorgan Value Opportunities, ING Limited Maturity Bond, ING Marsico International Opportunities, ING MFS Utilities, ING PIMCO High Yield, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios do not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

Because ING EquitiesPlus, ING Global Real Estate and ING Quantitative Small Cap Value Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                               CLASS S
                                              -------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                              -------------------------------------------
                                               2005     2004     2003   2002(1)    2001
                                              ------  -------  -------  -------   -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year           $         16.00    12.80    15.55     16.61
 Income (loss) from investment operations:
 Net investment income                        $          0.21     0.15     0.13      0.12
 Net realized and unrealized gain (loss) on
 investments                                  $          2.17     3.08    (2.78)    (0.86)
 Total from investment operations             $          2.38     3.23    (2.65)    (0.74)
 Less distributions from:
 Net investment income                        $          0.16     0.03     0.10      0.11
 Net realized gain on investments             $            --       --       --      0.21
 Return of capital                            $            --       --       --        --
 Total distributions                          $          0.16     0.03     0.10      0.32
 Net asset value, end of year                 $         18.22    16.00    12.80     15.55
 TOTAL RETURN(2)                              %         14.88    25.26   (17.05)    (4.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)              $       229,065  217,037  177,515   204,675
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture                                    %          0.91     0.94     0.94      0.95
 Gross expenses prior to brokerage
   commission recapture                       %          0.92     0.94     0.95      0.95
 Net investment income                        %          1.16     1.10     0.90      0.76
 Portfolio turnover rate                      %           125       43       41        61


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING EVERGREEN HEALTH SCIENCES PORTFOLIO



                                                             CLASS S
                                                  -----------------------------
                                                   YEAR ENDED    MAY 3, 2004(1)
                                                  DECEMBER 31,  TO DECEMBER 31,
                                                      2005            2004
                                                  ------------  ---------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period             $                       10.00
 Income (loss) from investment operations:
 Net investment income (loss)                     $                       (0.01)
 Net realized and unrealized gain on investments  $                        0.01
 Total from investment operations                 $                          --
 Less distributions from:
 Net investment income                            $                          --
 Total distributions                              $                          --
 Net asset value, end of period                   $                       10.00
 TOTAL RETURN(2)                                  %                        0.00
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                $                      31,957
 Ratios to average net assets:
 Expenses(3)                                      %                        1.00
 Net investment income(3)                         %                       (0.27)
 Portfolio turnover rate                          %                          88



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING EVERGREEN OMEGA PORTFOLIO



                                                                   CLASS I
                                                                MAY 2, 2005(1)
                                                                TO DECEMBER 31,
                                                                     2005
                                                                ---------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                           $
 Income (loss) from investment operations:
 Net investment income (loss)                                   $
 Net realized and unrealized gain
 (loss) on investments                                          $
 Total from investment operations                               $
 Less distributions from:
 Net investment income                                          $
 Total distributions                                            $
 Net asset value, end of period                                 $
 TOTAL RETURN(2)                                                %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                              $
 Ratios to average net assets:
 Expenses(3)                                                    %
 Net investment income(3)                                       %
 Portfolio turnover rate                                        %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


                                                                        CLASS S
                                                ------------------------------------------------------
                                                                                          DECEMBER 17,
                                                       YEAR ENDED DECEMBER 31,             2001(1) TO
                                                ----------------------------------------  DECEMBER 31,
                                                  2005       2004       2003     2002(2)      2001
                                                --------   --------   --------   -------  ------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $              8.88       6.89      8.29          8.26
 Income (loss) from investment operations:
 Net investment income (loss)                   $              0.12       0.09      0.06         (0.00)*
 Net realized and unrealized gain (loss) on
 investments and foreign currencies             $              1.36       1.92     (1.40)         0.03
 Total from investment operations               $              1.48       2.01     (1.34)         0.03
 Less distributions from:
 Net investment income                          $              0.09       0.02      0.04            --
 Net realized gain on investments               $                --         --      0.02            --
 Total distributions                            $              0.09       0.02      0.06            --
 Net asset value, end of period                 $             10.27       8.88      6.89          8.29
 TOTAL RETURN(3)                                %             16.71      29.17    (16.15)         0.36
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $           201,115    184,662   139,789       171,577
 Ratios to average net assets:
 Expenses(4)                                    %              1.26       1.26      1.26          1.25
 Net investment income (loss)(4)                %              1.19       1.19      0.69         (0.15)
 Portfolio turnover rate                        %                87        116       115            99


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING JANUS CONTRARIAN PORTFOLIO


                                                                      CLASS S
                                                ----------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2005       2004       2003     2002(1)     2001
                                                --------   --------   --------   -------   ---------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $              9.40       6.25      8.44        8.91
 Income (loss) from investment operations:
 Net investment income (loss)                   $              0.01      (0.03)    (0.03)       0.00
 Net realized and unrealized gain (loss) on
 investments and foreign currencies             $              1.60       3.18     (2.16)      (0.45)
 Total from investment operations               $              1.61       3.15     (2.19)      (0.45)
 Less distributions from:
 Net investment income                          $                --         --        --        0.02
 Net realized gain on investments               $                --         --        --          --
 Total distributions                            $                --         --        --        0.02
 Net asset value, end of period                 $             11.01       9.40      6.25        8.44
 TOTAL RETURN(2)                                %             17.13      50.40    (25.95)      (5.03)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)              $            65,770     53,873    21,815      26,151
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture(3)                                   %              1.05       1.08      1.07        1.11
 Gross expenses prior to brokerage commission
 recapture(3)                                   %              1.06       1.11      1.11        1.11
 Net investment income (loss)(3)                %              0.14      (0.50)    (0.42)       0.25
 Portfolio turnover rate                        %                33         43        54          95



(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                       CLASS S
                                                ----------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                                  2005      2004(1)     2003     2002(2)     2001
                                                --------   --------   --------   -------   ---------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year             $              9.28       6.34      7.10        7.59
 Income (loss) from investment operations:
 Net investment income (loss)                   $              0.05       0.06      0.02        0.09
 Net realized and unrealized gain (loss) on
 investments and foreign currencies             $              1.60       2.90     (0.78)      (0.49)
 Total from investment operations               $              1.65       2.96     (0.76)      (0.40)
 Less distributions from:
 Net investment income                          $              0.04       0.02        --        0.08
 Net realized gain on investments               $                --         --        --        0.01
 Total distributions                            $              0.04       0.02        --        0.09
 Net asset value, end of year                   $             10.89       9.28      6.34        7.10
 TOTAL RETURN(3)                                %             17.76      46.62    (10.70)      (5.25)
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                $           156,615    113,494    62,732      74,797
 Ratios to average net assets:
 Expenses                                       %              1.54       1.77      1.76        1.76
 Net investment income (loss)                   %              0.62       1.06      0.25        1.27
 Portfolio turnover rate                        %               166         95       166         180



(1) Since March 1, 2004, ING Investment Management Advisors B.V. has served as Sub-Adviser for the ING Developing World Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO



                                                                           CLASS I
                                                                 ---------------------------
                                                                                   MAY 6,
                                                                  YEAR ENDED     2004(1) TO
                                                                 DECEMBER 31,   DECEMBER 31,
                                                                     2005           2004
                                                                 ------------   ------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                     11.15
 Income (loss) from investment operations:
 Net investment income (loss)                                    $                      0.01
 Net realized and unrealized gain (loss) on investments          $                      2.24
 Total from investment operations                                $                      2.25
 Less distributions from:
 Net realized gains on investments                               $                      0.01
 Total distributions                                             $                      0.01
 Net asset value, end of period                                  $                     13.39
 TOTAL RETURN(2)                                                 %                     20.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $                    41,807
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)            %                      0.89
 Gross expenses prior to brokerage commission recapture(3)       %                      0.89
 Net investment income (loss)(3)                                 %                      0.12
 Portfolio turnover rate                                         %                       147


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO



                                                                                           CLASS I
                                                                              ---------------------------------
                                                                                                    MAY 4,
                                                                                YEAR ENDED        2005(1) TO
                                                                                DECEMBER 31,      DECEMBER 31,
                                                                                   2005              2005
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $
 Income from investment operations:
 Net investment income                                                        $
 Net realized and unrealized gain on investments                              $
 Total from investment operations                                             $
 Less distributions from:
 Net investment income                                                        $
 Net realized gain on investments                                             $
 Total distributions                                                          $
 Net asset value, end of period                                               $
 TOTAL RETURN(2)                                                              %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $
 Ratios to average net assets:
 Expenses(3)                                                                  %
 Net investment income(3)                                                     %
 Portfolio turnover rate                                                      %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING JULIUS BAER FOREIGN PORTFOLIO



                                                                                           CLASS I
                                                                              ---------------------------------
                                                                                                  DECEMBER 6,
                                                                                YEAR ENDED        2004(1) TO
                                                                                DECEMBER 31,      DECEMBER 31,
                                                                                   2005              2004
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $                           11.89
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $                           (0.00)*
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                                          $                            0.41
 Total from investment operations                                             $                            0.41
 Less distributions from:
 Net investment income                                                        $                            0.02
 Net realized gain on investments                                             $                            0.07
 Total distributions                                                          $                            0.09
 Net asset value, end of period                                               $                           12.21
 TOTAL RETURN(2)                                                              %                            3.47
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $                           2,993
 Ratios to average net assets:
 Expenses(3)                                                                  %                            0.96
 Net investment income (loss)(3)                                              %                           (0.56)
 Portfolio turnover rate                                                      %                             104


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                                                            CLASS I
                                                                              ---------------------------------
                                                                                                     MAY 6,
                                                                                YEAR ENDED          2004(1)
                                                                                DECEMBER 31,      DECEMBER 31,
                                                                                   2005              2004
---------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                         $                            8.86
 Income (loss) from investment operations:
 Net investment income (loss)                                                 $                            0.00*
 Net realized and unrealized gain (loss) on investments and
  foriegn currencies                                                          $                            1.20
 Total from investment operations                                             $                            1.20
 Less distributions from:
 Net investment income                                                        $                            0.03
 Total distributions                                                          $                            0.03
 Net asset value, end of period                                               $                           10.03
 TOTAL RETURN(2)                                                              %                           13.52
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $                           3,713
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)                         %                            0.81
 Gross expenses prior to brokerage commission recapture(3)                    %                            0.81
 Net investment income (loss)(3)                                              %                            0.13
 Portfolio turnover rate                                                      %                              95


(1)  Class A commenced operations on September 9, 2002.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING LIMITED MATURITY BOND PORTFOLIO


                                                                       CLASS S
                                             ------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------
                                              2005     2004(1)        2003         2002(1)        2001
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year           $         11.65         11.44         11.02        10.53
 Income (loss) from investment operations:
 Net investment income                        $          0.65          0.43          0.46         0.41
 Net realized and unrealized gain (loss) on
  investments                                 $         (0.49)        (0.10)         0.34         0.52
 Total from investment operations             $          0.16          0.33          0.80         0.93
 Less distributions from:
 Net investment income                        $          0.61         (0.09)        (0.33)       (0.44)
 Net realized gain on investments             $          0.10         (0.03)        (0.05)          --
 Total distributions                          $          0.71         (0.12)        (0.38)       (0.44)
 Net asset value, end of year                 $         11.10         11.65         11.44        11.02
 TOTAL RETURN(2)                              %          1.38          2.84          7.24         8.84
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)              $       393,161       572,056       611,262      462,492
 Ratios to average net assets:
 Expenses                                     %          0.53          0.53          0.53         0.53
 Expenses to average net assets               %          0.53          0.53          0.53         0.54
 Net investment income                        %          3.35          3.26          4.03         4.98
 Portfolio turnover rate                      %           197            91           169          117


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


                                                                                            CLASS I
                                                                              ---------------------------------
                                                                                                     MAY 7,
                                                                                 YEAR ENDED        2004(1) TO
                                                                                DECEMBER 31,      DECEMBER 31,
                                                                                   2005               2004
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $                            1.00
 Income (loss) from investment operations:
 Net investment income                                                        $                           0.009
 Net realized and unrealized gain (loss) on investments                       $                          (0.000)*
 Total from investment operations                                             $                           0.009
 Less distributions from:
 Net investment income                                                        $                           0.009
 Total distributions                                                          $                           0.009
 Net asset value, end of period                                               $                            1.00
 TOTAL RETURN(2)                                                              %                            0.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                            $                         125,543
 Ratios to average net assets:
 Expenses(3)                                                                  %                            0.29
 Net investment income (3)                                                    %                            1.43


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING MARSICO GROWTH PORTFOLIO


                                                                                       CLASS I
                                                                  ---------------------------------------------
                                                                                                    MAY 2,
                                                                    YEAR ENDED DECEMBER 31,         2003(1)
                                                                  ---------------------------     DECEMBER 31,
                                                                    2005            2004             2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $                     12.91             10.27
 Income (loss) from investment operations:
 Net investment income (loss)                                     $                      0.04              0.00*
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                               $                      1.62              2.64
 Total from investment operations                                 $                      1.66              2.64
 Net asset value, end of period                                   $                     14.57             12.91
 TOTAL RETURN(2)                                                  %                     12.86             25.71
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $                     3,285             1,926
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(3)             %                      0.75              0.77
 Gross expenses prior to brokerage commission recapture(3)        %                      0.78              0.79
 Net investment income (loss)(3)                                  %                      0.30              0.01
 Portfolio turnover rate                                          %                        72                82


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO



                                                                                  CLASS I
                                                                              ---------------
                                                                                 APRIL 29,
                                                                                 2005(1) TO
                                                                                 DECEMBER 31,
                                                                                    2005
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                         $
 Income from investment operations:
 Net investment income                                                        $
 Net realized and unrealized gain on                                          $
  investments                                                                 $
 Total from investment operations                                             $
 Less distributions from:
 Net investment income                                                        $
 Net realized gain on investments                                             $
 Total distributions                                                          $
 Net asset value, end of period                                               $
 TOTAL RETURN(2)                                                              %
RATIOS AND SUPPLEMENTAL DATA:                                                 $
 Net assets, end of period (000's)                                            $
 Ratios to average net assets:
 Expenses(3)                                                                  %
 Net investment income(3)                                                     %
 Portfolio turnover rate                                                      %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING MFS MID CAP GROWTH PORTFOLIO



                                                                                     CLASS I
                                                                  ---------------------------------------------
                                                                                                    MAY 2,
                                                                    YEAR ENDED DECEMBER 31,       2003(1) TO
                                                                  ---------------------------    DECEMBER 31,
                                                                    2005           2004              2003
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $                         10.13              7.79
 Income (loss) from investment operations:
 Net investment loss                                          $                         (0.03)            (0.02)
 Net realized and unrealized gain (loss) on investments and
  foreign currencies                                          $                          1.58              2.36
 Total from investment operations                             $                          1.55              2.34
 Net asset value, end of period                               $                         11.68             10.13
 TOTAL RETURN(2)                                              %                         15.30             30.04
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $                         4,953             3,396
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  reimbursement of unified fee(3)                             %                          0.62              0.61
 Net expenses after reimbursement of unified fee and prior to
  brokerage commission recapture                              %                          0.64              0.65
 Gross expenses prior to brokerage commission recapture and
  reimbursement of unified fee(3)                             %                          0.64              0.65
 Net investment loss(3)                                                                 (0.32)            (0.18)
 Portfolio turnover rate                                      %                            80                95


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO

                                                                                                      CLASS I
                                                                                      -------------------------------------
                                                                                                                  MAY 2,
                                                                                      YEAR ENDED DECEMBER 31,   2003(2) TO
                                                                                      -----------------------  DECEMBER 31,
                                                                                         2005        2004(1)       2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                          $                        17.22         15.19
 Income from investment operations:
 Net investment income                                                         $                         0.47          0.58
 Net realized and unrealized gain on investments and foreign currencies        $                         1.50          1.55
 Total from investment operations                                              $                         1.97          2.13
 Less distributions from:
 Net investment income                                                         $                         0.38          0.10
 Net realized gain on investments                                              $                           --            --
 Total distributions                                                           $                         0.38          0.10
 Net asset value, end of period                                                $                        18.81         17.22
 TOTAL RETURN(3)                                                               %                        11.45         14.03
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                             $                        6,119         2,303
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and reimbursement
  of unified fees(4)                                                           %                         0.63          0.64
 Net expenses after reimbursement of unified fees and prior to brokerage
  commission recapture                                                         %                         0.64          0.65
 Gross expenses prior to brokerage commission recapture and reimbursement
  of unified fees(4)                                                           %                         0.64          0.65
 Net investment income(4)                                                      %                         2.69          2.61
 Portfolio turnover rate                                                       %                           66            57

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.


ING MFS UTILITIES PORTFOLIO



                                                                                                           CLASS I
                                                                                                 --------------------------
                                                                                                                 APRIL 29,
                                                                                                  YEAR ENDED    2005(1) TO
                                                                                                 DECEMBER 31,  DECEMBER 31,
                                                                                                     2005          2005
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                       $
 Income from investment operations:
 Net investment income                                                                      $
 Net realized and unrealized gain on investments                                            $
 Total from investment operations                                                           $
 Less distributions from:
 Net investment income                                                                      $
 Net realized gain on investments                                                           $
 Total distributions                                                                        $
 Net asset value, end of period                                                             $
 TOTAL RETURN(2)                                                                            %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                          $
 Ratios to average net assets:
 Expenses(3)                                                                                %
 Net investment income(3)                                                                   %
 Portfolio turnover rate                                                                    %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                               CLASS I
                                                                                 -------------------------------------
                                                                                                             MAY 2,
                                                                                 YEAR ENDED DECEMBER 31,   2003(1) TO
                                                                                 -----------------------  DECEMBER 31,
                                                                                    2005        2004          2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                       $                      14.87        12.45
 Income (loss) from
 investment operations:
 Net investment income                                                      $                       0.18         0.17
 Net realized and unrealized gain (loss) on investments and
 foreign currencies                                                         $                       1.77         2.30
 Total from investment operations                                           $                       1.95         2.47
 Less distributions from:
 Net investment income                                                      $                       0.17         0.05
 Total distributions                                                        $                       0.17         0.05
 Net asset value, end of period                                             $                      16.65        14.87
 TOTAL RETURN(2)                                                            %                      13.15        19.83

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                          $                        136          103
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
 reimbursement of unified fees(3)                                           %                       0.61         0.59
 Net expenses after reimbursement of unified fees and prior to
 brokerage commission recapture                                             %                       0.63         0.59
 Gross expenses prior to brokerage commission recapture and
 reimbursement of unified fees(3)                                           %                       0.64         0.65
 Net investment income(3)                                                   %                       1.17         1.04
 Portfolio turnover rate                                                    %                        175          130

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING PIMCO CORE BOND PORTFOLIO


                                                                                            CLASS S
                                                                      ----------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------------------
                                                                          2005     2004(1)      2003        2002(1)     2001(2)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                               $                   10.72        10.39        9.79        9.60
 Income (loss) from investment operations:
 Net investment income                                            $                    0.35         0.41        0.36        0.26
 Net realized and unrealized gain (loss) on investments,
   foreign currencies, futures, options and swaps                 $                    0.16         0.10        0.48       (0.02)
 Total from investment operations                                 $                    0.51         0.51        0.84        0.24
 Less distributions from:
 Net investment income                                            $                    0.29         0.05        0.16          --
 Net realized gain on investments                                 $                    0.02         0.13        0.08        0.05
 Return of capital                                                $                      --           --          --          --
 Total distributions                                              $                    0.31         0.18        0.24        0.05
 Net asset value, end of year                                     $                   10.92        10.72       10.39        9.79
 TOTAL RETURN(3)                                                  %                    4.78         4.84        8.68        2.46
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)                                  $                 744,258      525,001     437,548     122,176
 Ratios to average net assets:
 Expenses                                                         %                    0.86         0.87        0.93        1.13
 Net investment income                                            %                    3.21         3.55        3.56        3.30
 Portfolio turnover rate                                          %                     279          402         605         745

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO

                                                                     CLASS I
                                                                  ------------
                                                                    APRIL 29,
                                                                   2005(1) TO
                                                                  DECEMBER 31,
                                                                      2005
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $
 Income (loss) from investment operations:
 Net investment income (loss)                                     $           *
 Net realized and unrealized gain (loss) on investments           $
 Total from investment operations                                 $
 Less distributions from:
 Net investment income                                            $
 Total distributions                                              $
 Net asset value, end of period                                   $
 TOTAL RETURN(2)                                                  %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $
 Ratios to average net assets:
 Expenses(3)                                                      %
 Net investment income(3)                                         %
 Portfolio turnover rate                                          %


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIONEER FUND PORTFOLIO



                                                                     CLASS I
                                                                  ------------
                                                                    APRIL 29,
                                                                   2005(1) TO
                                                                  DECEMBER 31,
                                                                      2005
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $
 Income from investment operations:
 Net investment income                                            $
 Net realized and unrealized gain on investments                  $
 Total from investment operations                                 $
 Less distributions from:
 Net investment income                                            $
 Net realized gain on investments                                 $
 Total distributions                                              $
 Net asset value, end of period                                   $
 TOTAL RETURN(2)                                                  %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $
 Ratios to average net assets:
 Expenses(3)                                                      %
 Net investment income(3)                                         %
 Portfolio turnover rate                                          %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIONEER MID CAP VALUE PORTFOLIO




                                                                     CLASS I
                                                                  ------------
                                                                     MAY 2,
                                                                   2005(1) TO
                                                                  DECEMBER 31,
                                                                      2005
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $
 Income from investment operations:
 Net investment income                                            $
 Net realized and unrealized gain on investments                  $
 Total from investment operations                                 $
 Less distributions from:
 Net investment income                                            $
 Net realized gain on investments                                 $
 Total distributions                                              $
 Net asset value, end of period                                   $
 TOTAL RETURN(2)                                                  %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $
 Ratios to average net assets:
 Expenses(3)                                                      %
 Net investment income(3)                                         %
 Portfolio turnover rate                                          %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING STOCK INDEX PORTFOLIO

                                                               CLASS I
                                                     --------------------------
                                                                      MAY 3,
                                                      YEAR ENDED    2004(1) TO
                                                     DECEMBER 31,  DECEMBER 31,
                                                         2005          2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $                    10.00
 Income from investment operations:
 Net investment income                               $                     0.11
 Net realized and unrealized gain on investments     $                     0.94
 Total from investment operations                    $                     1.05
 Less distributions from:
 Net investment income                               $                     0.12
 Net realized gain on investments                    $                     0.03
 Total distributions                                 $                     0.15
 Net asset value, end of period                      $                    10.90
 TOTAL RETURN(2)                                     %                    10.52
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $                  378,706
 Ratios to average net assets:
 Expenses(3)                                         %                     0.27
 Net investment income(3)                            %                     2.14
 Portfolio turnover rate                             %                        8

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO



                                                                                                                       CLASS I
                                                                                                               -------------------
                                                                                                                       JULY 29,
                                                                                                                      2005(1) TO
                                                                                                                     DECEMBER 31,
                                                                                                                         2005
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                                         $
 Income from investment operations:
 Net investment income                                                                                        $
 Net realized and unrealized gain on investments                                                              $
 Total from investment operations                                                                             $
 Less distributions from:
 Net investment income                                                                                        $
 Net realized gain on investments                                                                             $
 Total distributions                                                                                          $
 Net asset value, end of period                                                                               $
 TOTAL RETURN(2)                                                                                              %
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                                            $
 Ratios to average net assets:
 Expenses(3)                                                                                                  %
 Net investment income(3)                                                                                     %
 Portfolio turnover rate                                                                                      %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN
MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06                                                   SEC File No. 811-5629

ING INVESTORS TRUST

PROSPECTUS


MAY 1, 2006

INSTITUTIONAL CLASS

BALANCED FUNDS

   ING FRANKLIN INCOME PORTFOLIO

   ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

   ING UBS U.S. ALLOCATION PORTFOLIO


INTERNATIONAL/GLOBAL FUNDS

   ING TEMPLETON GLOBAL GROWTH PORTFOLIO
    (FORMERLY, ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
   ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


STOCK FUNDS

   ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
   ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
   ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

   ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
   ING FMR(SM) EARNINGS GROWTH PORTFOLIO

   ING FMR(SM) SMALL CAP EQUITY PORTFOLIO
   ING GLOBAL RESOURCES PORTFOLIO
   ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
   ING LORD ABBETT AFFILIATED PORTFOLIO
    (FORMERLY, ING SALOMON BROTHERS INVESTORS PORTFOLIO)
   ING MERCURY LARGE CAP GROWTH PORTFOLIO
   ING MERCURY LARGE CAP VALUE PORTFOLIO
    (FORMERLY, ING MERCURY FOCUS VALUE PORTFOLIO)

   ING SALOMON BROTHERS ALL CAP PORTFOLIO

   ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
   ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

   ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
   ING VAN KAMPEN REAL ESTATE PORTFOLIO

   ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
    (FORMERLY, ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
   ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & Co.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARE OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                    PAGE
INTRODUCTION
   ING Investors Trust                                                                  2
   Advisers                                                                             2
   Portfolios and Sub-Advisers                                                          2
   Classes of Shares                                                                    2
   Investing Through Your Variable Contract or Qualified Plan                           2
   Why Reading this Prospectus is Important                                             2

DESCRIPTION OF THE PORTFOLIOS
   ING AllianceBernstein Mid Cap Growth Portfolio                                       3
   ING Capital Guardian Small/Mid Cap Portfolio                                         6
   ING Capital Guardian U.S. Equities Portfolio                                         9
   ING FMR(SM) Diversified Mid Cap Portfolio                                           12
   ING FMR(SM) Earnings Growth Portfolio                                               15
   ING FMR(SM) Small Cap Equity Portfolio                                              17
   ING Franklin Income Portfolio                                                       19
   ING Global Resources Portfolio                                                      21
   ING Goldman Sachs Tollkeeper(SM) Portfolio                                          25
   ING Lord Abbett Affiliated Portfolio                                                29
   ING Mercury Large Cap Growth Portfolio                                              33
   ING Mercury Large Cap Value Portfolio                                               36
   ING Salomon Brothers All Cap Portfolio                                              40
   ING T. Rowe Price Capital Appreciation Portfolio                                    44
   ING T. Rowe Price Equity Income Portfolio                                           48
   ING Templeton Global Growth Portfolio                                               51
   ING UBS U.S. Allocation Portfolio                                                   54
   ING Van Kampen Equity Growth Portfolio                                              58
   ING Van Kampen Global Franchise Portfolio                                           61
   ING Van Kampen Growth and Income Portfolio                                          64
   ING Van Kampen Real Estate Portfolio                                                67
   ING Wells Fargo Mid Cap Disciplined Portfolio                                       71
   ING Wells Fargo Small Cap Disciplined Portfolio                                     74

PORTFOLIO FEES AND EXPENSES                                                            76

SUMMARY OF PRINCIPAL RISKS                                                             78

MORE INFORMATION
   Percentage and Rating Limitations                                                   85
   A Word about Portfolio Diversity                                                    85
   Additional Information about the Portfolios                                         85
   Non-Fundamental Investment Policies                                                 85
   Temporary Defensive Positions                                                       85
   Administrative Services                                                             85
   Portfolio Distribution                                                              86
   Additional Information Regarding the Classes of Shares                              86
   How ING Groep Compensates Entities Offering Our                                     86
     Portfolios as Investment Options in
     Their Insurance Products
   Interests of the Holders of the Variable                                            87
     Insurance Contracts and Policies and
     Qualified Retirement Plans
   Frequent Trading - Market Timing                                                    87
   Portfolio Holdings Disclosure Policy                                                88
   Report to Shareholders                                                              88

OVERALL MANAGEMENT OF THE TRUST
   Adviser                                                                             89
   Advisory Fee

NET ASSET VALUE                                                                        90

TAXES AND DISTRIBUTIONS                                                                91

FINANCIAL HIGHLIGHTS                                                                   94

TO OBTAIN MORE INFORMATION                                                      Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST


ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual funds portfolios (each a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - Alliance Capital Management
  L.P.
ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research
 Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company

ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.
ING Global Resources Portfolio - ING Investment Management Co.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
  L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC
ING Mercury Large Cap Growth Portfolio - Mercury Advisors
ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc.

ING T.Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates, Inc.

ING T.Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors

ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about Class I shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Class I shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE


Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from [ ] million to [ ] billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

   - write exchange-traded covered call options on up to 25% of its total assets;

   - make secured loans on portfolio securities of up to 25% of its total assets;

   - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

   - enter into futures contracts on securities indexes and options on such futures contracts.


The Portfolio may lend securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                   DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999      25.56
2000     (17.12)
2001     (13.73)
2002     (30.04)
2003      67.04
2004      19.53
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:   [ ] quarter      [ ]      [ ]%

                 Worst:  [ ] quarter      [ ]      [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                       1 YEAR    5 YEARS      10 YEARS
                                                                                          (OR LIFE OF CLASS)
     CLASS S RETURN                                                        %        %                %
     Russell Midcap(R) Growth Index                                        %        %                %(3)



(1) Class I shares commenced operations on May 13, 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on August 14, 1998. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling approximately $[ ] billion as of December 31, 2005. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas, New York, NY 10105.

As of December 31, 2005, Alliance Capital Management Holding L.P. owns approximately [ ] of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately [ ] of the outstanding publicly traded Alliance Holding Units and approximately [ ] of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a [ ] economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME              POSITION AND RECENT BUSINESS EXPERIENCE
----              ---------------------------------------
Catherine Wood    Senior Vice President and portfolio manager, Alliance Capital, and Chief Investment Officer, Regent Investor Services, a
                  division of Alliance Capital.

                  Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital
                  Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison Associates as a Director and Portfolio
                  Manager, Equity Research Analyst and Chief Economist.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests of foreign companies, such as European Depository Receipts and Global Depository Receipts. The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                            SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period.
The Portfolio's past performance no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996           20.10
1997           10.32
1998           20.98
1999           50.61
2000          (18.17)
2001           (1.56)
2002          (25.43)
2003           40.36
2004            7.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:   [ ] quarter      [ ]      [ ]%

                 Worst:  [ ] quarter      [ ]      [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Index and the custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                       1 YEAR    5 YEARS      10 YEARS
                                                                                          (OR LIFE OF CLASS)
     CLASS S RETURN                                                        %        %               %
     Russell Midcap(R) Index                                               %        %               %(3)
     Custom Russell 2800 Index                                             %        %               %(3)



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on January 3, 1996. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small- and mid-cap securities.

(3) The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
----                  ---------------------------------------
James S. Kang         Mr. Kang is a Vice President of Capital Guardian with
                      portfolio management responsibilities, and joined the
                      Capital Guardian organization in 1987.

Karen A. Miller       Ms. Miller is a Senior Vice President of Capital Guardian
                      with portfolio management responsibilities, and joined the
                      Capital Guardian organization in 1990.

Kathryn M. Peters     Ms. Peters is a Vice President of Capital Guardian with
                      portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager
                      and principal with Montgomery Asset Management, LLC.

Theodore R. Samuels   Mr. Samuels is a Senior Vice President and Director of
                      Capital Guardian with portfolio management
                      responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon   Mr. Solomon is a Senior Vice President of Capital Guardian
                      with portfolio management responsibilities. He joined
                      Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period.
The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001           (3.62)
2002          (23.79)
2003           36.75
2004            9.27
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:   [ ] quarter      [ ]      [ ]%

                 Worst:  [ ] quarter      [ ]      [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                       1 YEAR    5 YEARS      10 YEARS
                                                                                          (OR LIFE OF CLASS)
     CLASS S RETURN                                                        %        %               N/A
     S&P 500(R) Index                                                      %        %(3)            N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


(3) The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Karen A. Miller      Ms. Miller is a Senior Vice President of Capital Guardian
                     with portfolio management responsibilities. She joined the
                     Capital Guardian organization in 1990 where she served in
                     various portfolio management positions.

Michael R. Ericksen  Mr. Ericksen is a Senior Vice President and portfolio manager. He joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher         Mr. Fisher is Chairman of the Board of Capital Guardian
                     Group International, Inc. and Capital Guardian. He joined
                     the Capital Guardian organization in 1969 where he served
                     in various portfolio management positions.

Theodore Samuels     Mr. Samuels is a Senior Vice President and Director for
                     Capital Guardian, as well as a Director of Capital
                     International Research, Inc. He joined the Capital Guardian organization in 1981 where he served in various portfolio
                     management positions.

Eugene P. Stein      Mr. Stein is Executive Vice President, a Director, a
                     portfolio manager, and Chairman of the Investment Committee for Capital Guardian. He joined the Capital Guardian
                     organization in 1972 where he served in various portfolio
                     manager positions.

Terry Berkemeier     Mr. Berkemeier is a Senior Vice President of Capital
                     Guardian with portfolio management responsibilities. He
                     joined the Capital Guardian organization in 1992.

Alan J. Wilson       Mr. Wilson is a Director and Senior Vice President of
                     Capital Guardian with portfolio management
                     responsibilities. He is also an investment analyst for
                     Capital International Research, Inc. with portfolio
                     management responsibilities, specializing in U.S. oil
                     services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index(TM) ("S&P MidCap 400 Index(TM)"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.


Factors considered include growth potential, earnings estimates and management.


The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001           (6.64)
2002          (19.34)
2003           33.47
2004           24.10
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:   [ ] quarter      [ ]      [ ]%

                 Worst:  [ ] quarter      [ ]      [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index(TM). The S&P MidCap 400 Index(TM) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                       1 YEAR    5 YEARS       10 YEARS
                                                                                          (OR LIFE OF CLASS)
CLASS S RETURN                                                             %        %               N/A
S&P MidCap 400 Index(TM)                                                   %        %(2)            N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Tom Allen           Vice President of FMR and portfolio manager of the
                    Portfolio since February 2004.

                    Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Joseph W. Day        Vice President and portfolio manager

                     Mr. Day is portfolio manager to the Portfolio. Since joining Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

SUB-ADVISER

Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, and the Standard & Poor's SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME              POSITION AND RECENT BUSINESS EXPERIENCE
----              ---------------------------------------
Thomas Hense      Vice President and Portfolio Manager

                  Mr. Hense has managed the Portfolio since inception. Since joining Fidelity Investments in 1993, Mr. Hense has worked as a research analyst and manager.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE


The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's(R) Ratings Group ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

   -  the experience and managerial strength of the company;

   -  responsiveness to changes in interest rates and business conditions;

   -  debt maturity schedules and borrowing requirements;

   - the company's changing financial condition and market recognition of the change; and

   - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Temporary Defensive Investments

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                  HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


The Adviser has engaged Franklin Advisers, Inc. ("Franklin"), One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. As of December 31, 2005, Franklin had $[--] in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Edward D. Perks          Mr. Perks is Vice President of Franklin and has managed
                         the Portfolio since its inception. He joined Franklin in
                         1992.

Charles B. Johnson       Mr. Johnson is Chairman of the Board of Franklin and
                         has managed the Portfolio since its inception. He joined
                         Franklin in 1957.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can also include common and preferred stocks and American and Global Depositary Receipts but may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

   -  precious metals;

   -  ferrous and non-ferrous metals;

   -  integrated oil;

   -  gas/other hydrocarbons;

   -  forest products;

   -  agricultural commodities; and

   -  other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


   -  securities of foreign issuers;


   -  companies not engaged in natural resources/hard asset activities;

   -  investment-grade corporate debt;

   -  U.S. government or foreign obligations;

   -  money market instruments;

   -  repurchase agreements;


   -  derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -  common stock;

          -  preferred stock;

          -  rights;

          -  warrants;

          -  "when-issued" securities;

          -  direct equity interests in trusts;

          -  joint ventures;

          -  "partly paid" securities;

          -  partnerships; and

          -  restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                 HARD ASSET RISK
                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               OTC INVESTMENT RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                                SHORT SALES RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996           33.17
1997            6.22
1998          (29.58)
1999           23.36
2000           (4.73)
2001          (12.12)
2002            0.80
2003           52.22
2004            6.67
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                    Best:        [ ] quarter       [ ]        [ ]%

                    Worst:       [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                             1 YEAR        5 YEARS       10 YEARS
                                                     (OR LIFE OF CLASS)
               CLASS I RETURN                   %            %             N/A
               S&P 500(R) Index                 %            %(3)          N/A
               Goldman Sachs Natural
                 Resources Index                %            %(3)          N/A
               CLASS S RETURN                   %            %                %
               S&P 500(R) Index                 %            %                %
               Goldman Sachs Natural
                 Resources Index                %            %                %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index returns for the Class I shares are for the period beginning May 1, 2003.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $      billion in assets.
The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
Anthony Socci          Anthony Socci, Vice President and portfolio manager, has
                       managed the Portfolio since January of 2006. Mr. Socci
                       joined ING IM in 2004 as a Senior Sector Analyst covering
                       the energy and gas sector. In this role, he is
                       responsible for generating independent research and stock
                       rankings for ING IM's large-cap equity strategies and for
                       use by equity managers across ING IM. Mr. Socci has 25
                       years of experience including 17 years in equity
                       research, all with Dreyfus Corporation.

James A. Vail          James A. Vail, Senior Vice President and portfolio
                       manager, has managed the Portfolio since January of 2006.
                       Mr. Vail has been with ING IM since July 2000. Mr. Vail
                       has over 30 years of investment experience. Prior to
                       joining ING IM in 2000, Mr. Vail was a Vice President at
                       Lexington Management Corporation, which he joined in
                       1991.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER


Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:


   -  Strong brand name;

   -  Dominant market share;

   -  Recurring revenue streams;

   -  Free cash flow generation;

   -  Long product life cycle;

   -  Enduring competitive advantage; and

   -  Excellent management.


The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.


Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period.
The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002          (38.10)
2003           40.97
2004           11.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:   [ ] quarter       [ ]     [ ]%

                  Worst:  [ ] quarter       [ ]     [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on the NASDAQ Stock Market(R). It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                            1 YEAR           5 YEARS          10 YEARS
                                                        (OR LIFE OF CLASS)
          CLASS S RETURN                         %                %             N/A
          NASDAQ Composite Index(SM)             %                %(2)          N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2001. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2001.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.

GSAM reported $ [--] billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Steven M. Barry             Mr. Barry is a Managing Director, Chief investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in
                            1999. From 1988 to 1999, Mr. Barry was a portfolio manager at Alliance
                            Capital Management.

Gregory H. Ekizian, CFA     Mr. Ekizian is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and
                            Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997,
                            Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm,
                            Eagle.

Scott Kolar, CFA            Mr. Kolar is a Managing Director, Co-Chairman of the Investment
                            Committee and a senior portfolio manager of GSAM. He joined GSAM as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

David G. Shell, CFA         Mr. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in
                            1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING LORD ABBETT AFFILIATED PORTFOLIO

SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")

INVESTMENT OBJECTIVE

Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Value Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Value Index was $563 million to $371.7 billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001           (4.27)
2002          (22.98)
2003           31.25
2004           10.26
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                    Best:   [ ] quarter       [ ]        [ ]%

                    Worst:  [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                  1 YEAR          5 YEAR              10 YEARS
                                                            (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
            CLASS I RETURN                         [__]%          [__]%                 [__]%
            Russell 1000(R) Value Index            [__]%          [__]%(3)              [__]%
            S&P 500/Barra Value Index              [__]%          [__]%(3)              [__]%
            CLASS S RETURN                         [__]%          [__]%                 [__]%
            Russell 1000(R) Value Index            [__]%          [__]%                 [__]%(3)
            S&P 500/Barra Value Index              [__]%          [__]%                 [__]%(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations February 1, 2000. The performance table above reflects the returns for both Class I and S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) The Index returns for Class I shares are for the period beginning May 1, 2003. The Index returns for Class S shares are for the period beginning February 1, 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $[--] billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Eli M. Salzmann          Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity
                         Management, joined Lord Abbett in 1997.

Sholom Dinsky            Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential
                         Investments, where he served as Managing Director of Prudential Asset
                         Management.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments certain criteria based on the securities in the index. These criteria currently include the following:

   -  Relative prices to earnings and price to book ratios;


   -  Stability and quality of earnings momentum and growth;

   -  Weighted median market capitalization of the Portfolio; and

   - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003           26.96
2004           11.10
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:  [ ] quarter       [ ]        [ ]%

                 Worst: [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                        1 YEAR         5 YEARS         10 YEARS
                                                                 (OR LIFE OF CLASS)
                 CLASS S RETURN                              %              %            N/A
                 Russell 1000(R) Growth Index                %              %            N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002. Class S shares are not offered in the Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Robert C. Doll, Jr., CFA    The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selection. Mr.
                            Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of its portfolio. He has been the portfolio manager since inception. Mr. Doll has been the President of
                            Merrill Lynch Investment Managers, L.P. ("MLIM") since 2001. He was
                            Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll has been
                            President and a member of the Board of the funds advised by MLIM and its affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

   -  relative price-to-earnings and price-to-book ratios;

   -  stability and quality of earnings momentum and growth;

   - weighted median market capitalization of the Portfolio's investment portfolio;

   - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

   -  weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003           31.22
2004           11.52
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:  [ ] quarter       [ ]        [ ]%

                 Worst: [ ] quarter       [ ]        [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of two broad measures of market performance - Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in of the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                    1 YEAR           5 YEARS          10 YEARS
                                                               (OR LIFE OF CLASS)
             CLASS I RETURN                         [    ]%         [    ]%              N/A
             Russell 1000(R) Value Index            [    ]%         [    ]%(2)           N/A
             S&P 500(R) Index                       [    ]%         [    ]%(2)           N/A
             CLASS S RETURN                         [    ]%         [    ]%              N/A
             Russell 1000(R) Value Index            [    ]%         [    ]%(2)           N/A
             S&P 500(R)Index                        [    ]%         [    ]%(2)           N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance for Class I shares of the Portfolio, which commenced operations May 18, 2004. The bar chart figures shown for prior years provide performance for Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

(2) The Index returns for the Class I shares are for the period beginning May 1, 2004. The Index returns for the Class S shares are for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Fund Asset Management, L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road, Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Robert C. Doll      Robert C. Doll, Jr., has been responsible for the day-to-day management of the
                    Portfolio since August 2005 and has been President of Merrill Lynch Investment
                    Managers, L.P. ("MLIM") since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief Investment Officer of
                    Oppenheimer Funds, Inc. in 1999 and an Executive Vice President thereof from
                    1991 to 1999.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO


SUB-ADVISER


Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE


Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolios may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts, or other securities representing interests in securities of foreign companies.

The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are under priced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:


   -  Low market valuations measured by its valuation models; and

   -  Positive changes in earnings prospects because of factors such as:

        -  New, improved or unique products and services;
        -  New or rapidly expanding markets for the company's products;
        -  New management;
        - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
        -  Effective research, product development and marketing; and
        -  A business strategy not yet recognized by the marketplace.


The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.


The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period.
The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001            1.91
2002          (25.57)
2003           38.85
2004            7.85
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  [ ] quarter       [ ]        [ ]%

                Worst: [ ] quarter       [ ]        [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                         1 YEAR        5 YEARS          10 YEARS
                                                                   (OR LIFE OF CLASS)
             CLASS S RETURN                  %               %              %
             Russell 3000(R) Index           %               %              %(2)



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2005, SaBAM managed over $[ ] billion in assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


On June 24, 20005, Citigroup Inc. announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide all of its asset management business to Legg Mason, Inc. ("Legg Mason").

As part of this transaction, SaBAM, currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be complete later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Adviser's investment sub-advisory agreement with SaBAM.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
John G. Goode       Managing Director, SaBAM

                    Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since
                    1969.

Peter J. Hable      Managing Director, SaBAM

                    Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since
                    1983.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:

   - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


   - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short-term but not necessarily over the long-term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

   (1) shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Fund internally managed money market funds of T. Rowe Price;


   (2)  U.S. government obligations;

   (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

   (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

   (5)  repurchase agreements.


The Portfolio may borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             SECURITIES LENDING RISK

                             SPECIAL SITUATIONS RISK

                         U.S. GOVERNMENT SECURITIES RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed on the previous page that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996       16.36
1997       15.27
1998        5.89
1999        6.92
2000       21.97
2001        9.92
2002        0.48
2003       25.23
2004       16.93
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:  [ ] quarter       [ ]        [ ]%

                  Worst: [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P(R) 500 Index and 40% is comprised of the Lehman Brothers U.S. Government/Credit Bond Index ("60% S&P 500/40% Lehman Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                              1 YEAR         5 YEARS        10 YEARS
                                                                       (OR LIFE OF CLASS)
               CLASS I RETURN                                     %              %             N/A
               S&P 500(R) Index                                   %              %(3)          N/A
               Lehman Brothers U.S. Government/
                  Credit Bond Index                               %              %(3)          N/A
               60% S&P 500/40% Lehman Index                       %              %(3)
               CLASS S RETURN                                     %              %                %
               S&P 500(R) Index                                   %              %                %
               Lehman Brothers U.S. Government/
                  Credit Bond Index                               %              %                %
               60% S&P 500/40% Lehman Index                       %              %                %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different sub-adviser.

(3) The Index returns for Class I shares are for the period beginning May 1, 2003.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and
its affiliates managed over $[   ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Stephen W. Boesel        Mr. Boesel is the Committee Chair of the Investment Advisory Committee that manages the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 2001 and he has been managing investments since joining T. Rowe Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee members of the Portfolio.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:


   -  an established operating history;


   - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index");

   -  low price/earnings ratio relative to the S&P 500(R) Index;


   -  a sound balance sheet and other positive financial characteristics; and

   - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities (limited to 25% of total assets), debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund, and T. Rowe Price Government Reserve Investment Funds, internally managed money market funds of T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                              HIGH-YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the change in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996        8.77
1997       17.44
1998        8.26
1999       (0.72)
2000       12.93
2001        1.36
2002      (13.19)
2003       25.16
2004       15.11
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:  [ ] quarter       [ ]        [ ]%

                 Worst: [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                        1 YEAR          5 YEARS         10 YEARS
                                                  (OR LIFE OF CLASS)
               CLASS I RETURN               %                %            N/A
               S&P 500(R) Index             %                %(3)         N/A
               CLASS S RETURN               %                %               %
               S&P 500(R) Index             %                %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for Class I shares is for the period beginning May 1, 2003.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Brian Rogers        Mr. Rogers is the Committee Chair of the Investment Advisory Committee that manages the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the
                    Committee since March 1999 and he has been managing investments since joining
                    T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING TEMPLETON GLOBAL GROWTH PORTFOLIO

SUB-ADVISER

Templeton Global Advisors Limited


INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       12.27
1997       12.17
1998       29.31
1999       63.30
2000      (14.56)
2001      (11.91)
2002      (20.18)
2003       36.31
2004       10.95
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  [ ] quarter       [ ]        [ ]%

                Worst: [ ] quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                                    1 YEAR   5 YEARS  10 YEARS
                CLASS S RETURN                          %        %        %
                MSCI World Index(SM)                    %        %        %
                MSCI All Country World Index(SM)        %        %        %

(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER

Templeton Global Advisors, an indirect wholly-owned subsidiary of Franklin Resources, Inc., serves as Sub-Adviser to the Portfolio since 2005. Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, has been an investment adviser since September 22, 1992, and as of December 31, 2005, had $[ ] billion in assets under management.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Murdo Murchison, CFA          Mr. Murchison is Executive Vice President of Templeton Global
                              Advisors. He joined the firm in 1993 and has served as the portfolio manager for ING Templeton Global Growth Portfolio since 2005. Since
                              1993, he has worked for Franklin Templeton Investments as a research analyst and portfolio manager. Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 5, 2005.



The following individuals have secondary portfolio management responsibilities:



Jeffrey A. Everett, CFA       Mr. Everett is President of Templeton Global Advisors. He has been employed by Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the Portfolio since December 5, 2005.

Lisa F. Myers, CFA            Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 5, 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. ALLOCATION PORTFOLIO


SUB-ADVISER


UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed-income securities in which the Portfoio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.


The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period.
The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001       (6.52)
2002      (14.77)
2003       18.02
2004       10.93
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



          Best:  [ ] quarter       [ ]        [ ]%

          Worst: [ ] quarter       [ ]        [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000(R)/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                              1 YEAR          5 YEARS         10 YEARS
                                                                                         (OR LIFE OF CLASS)
               CLASS S RETURN                                     %                %                %
               Russell 3000(R) Index                              %                %                %(3)
               Lehman U.S. Aggregate Bond Index                   %                %                %(3)
               Merrill Lynch U.S. High Yield Cash
                  Pay Index                                       %                %                %(3)
               65% Russell 3000/30% Lehman
                  U.S. Aggregate Bond/5%
                  Merrill Lynch U.S. High Yield Cash
                  Pay Index                                       %                %                %(3)



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The index returns for the Class S shares are for the period beginning October 1, 2000.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $[ ] billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brian D. Singer          Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past five years, he has served as the Chief Investment Officer and Managing Director.

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest, up to 25% of its assets, in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a of the broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       23.65
2004        7.34
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


                Best:        [ ] quarter       [ ]        [ ]%

                Worst:       [ ] quarter       [ ]        [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                   1 YEAR         5 YEARS        10 YEARS
                                                             (OR LIFE OF CLASS)
  CLASS I RETURN                                         %              %            N/A
  Russell 1000(R) Growth Index                           %              %            N/A
  CLASS S RETURN                                         %              %            N/A
  Russell 1000(R) Growth Index                           %              %            N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2005 provides performance information for Class I shares of the Portfolio, which commenced operations May 6, 2004. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for the Class I shares is for the period beginning May 1, 2004. The Index return for the Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Dennis Lynch             Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has eleven years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen              Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 19 years of investment industry experience. Mr. Cohen serves as the co-portfolio manager and works collaboratively with other team members to manage the
                         Portfolio.

Sam Chainani, CFA        Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has nine years of investment industry experience. Mr. Chainani serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Alexander Norton         Alexander Norton, Executive Director, joined Van Kampen in 2000 and has managed the Portfolio since July 2005. He has over 12 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.


The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

  1996
  1997
  1998
  1999
  2000
  2001
  2002
  2003       26.24
  2004       12.67
  2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:        [ ] quarter       [ ]       [ ]%

                 Worst:       [ ] quarter       [ ]       [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                   1 YEAR         5 YEARS        10 YEARS
                                                             (OR LIFE OF CLASS)
  CLASS S RETURN                                         %              %            N/A
  MSCI World Index(SM)                                   %              %            N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Hassan Elmasry, CFA      Hassan is the lead portfolio manager for the Global and American Franchise strategies. He joined Morgan Stanley in 1995 and has 21 years investment experience.

Ewa Borowska             Ewa is a senior member of the investment team for the Global and American
                         Franchise strategies. She joined Morgan Stanley in 1998. She has 14 years of industry experience.

Michael Allison, CFA     Michael is a research analyst for the Global and American Franchise strategies. He joined Morgan Stanley in 2000 and has 8 years of investment experience.

Paras Dodhia             Paras is a research analyst for the Global and American Franchise strategies. He joined Morgan Stanley in 2002 and has 6 years of investment experience.

Jayson Vowles            Jayson is a research analyst for the Global and American Franchise strategies. He joined Morgan Stanley in 2003 and has 4 years of investment experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's(R) or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 10% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK


                         MID-CAPITALIZATION COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       20.65
1997       29.82
1998       14.13
1999       15.88
2000       (2.11)
2001      (11.95)
2002      (14.75)
2003       27.87
2004       14.12
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:        [ ] quarter       [ ]       [ ]%

                 Worst:       [ ] quarter       [ ]       [ ]%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                   1 YEAR         5 YEARS        10 YEARS
  CLASS S RETURN                                         %              %            %
  S&P 500(R) Index                                       %              %            %
  Russell 1000(R) Index                                  %              %            %



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. He is the lead portfolio manager and is responsible for the execution of the overall strategy of the Portfolio.
                         Mr. Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in 1999 and is a member of the Equity Income Team. He has managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Executive Director, is a member of the Equity Income Team.
                         Prior to joining Van Kampen in 2003, he was a co-portfolio manager at
                         Raymond James Financial (Eagle Asset Management). He has managed the
                         Portfolio since 2003.

Sergio Marcheli          Mr. Marcheli, Vice President and portfolio manager for the Separately
                         Managed Account Strategies, joined Van Kampen in 2003. He has managed the
                         Portfolio since 2003.

Vincent Vizachero, CFA   Mr. Vizachero, Vice President, joined Van Kampen in 2001 and has managed the Portfolio since 2002. Prior to 2001, Mr. Vizachero was an analyst at
                         Fidelity.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

   - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

   - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

   - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

   - high yield debt securities and convertible bonds, not to exceed 20% of total assets;

   -  mortgage- and asset-backed securities; and

   -  covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK
                              HIGH-YIELD BOND RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       35.30
1997       22.79
1998      (13.45)
1999       (3.81)
2000       30.99
2001        8.14
2002        0.20
2003       37.73
2004       38.13
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:       [ ] quarter      [ ]      [ ]%

                  Worst:      [ ] quarter      [ ]      [ ]%


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class I and Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                   1 YEAR         5 YEARS        10 YEARS
  CLASS I RETURN                                         %              %            N/A
  Dow Jones Wilshire Real Estate
    Securities Index                                     %              %(3)         N/A
  CLASS S RETURN                                         %              %               %
  Dow Jones Wilshire Real Estate
    Securities Index                                     %              %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different sub-adviser.

(3) The Index return for Class I shares is for the period beginning May 1, 2003.


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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Theodore R. Bigman       Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 18 years of investment experience. He is Head of Global Real Estate, responsible for
                         Morgan Stanley Investment Management's real estate securities investment management business. Mr. Bigman is the Portfolio's lead portfolio manager and has managed the Portfolio since 2001.


Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")


INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as of those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $[ ] to $[ ], and is expected to change frequently.

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:



                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       20.26
1997       28.95
1998       12.68
1999       24.64
2000      (15.22)
2001      (12.98)
2002      (29.26)
2003       31.11
2004       12.58
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:      [ ] quarter     [ ]     [ ]%

                      Worst:     [ ] quarter     [ ]     [ ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                   1 YEAR         5 YEARS        10 YEARS
  CLASS S RETURN                                   [    ]%         [    ]%        [    ]%
  Russell Midcap(R) Value Index                    [    ]%         [    ]%        [    ]%
  S&P 500(R) Index                                 [    ]%         [    ]%        [    ]%



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different sub-adviser.

MORE ON THE SUB-ADVISER

Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $[__] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Robert J. Costomiris, CFA   Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells Capital Management and has been responsible for the day-to-day management of the Portfolio since
                            August 2005. Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from 2001 through
                            2005. Prior to joining Strong Capital Management, Mr. Costomiris spent 4 years as the Director of Research at Thomson Horstmann & Bryant in New
                            Jersey and 4 years as a Senior Investment Consultant at Hewitt
                            Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA
                            Institute and has earned the Chartered Financial Analyst ("CFA")
                            designation.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $[ ] million to $[ ] billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER


Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Fargo had over $___ billion in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Robert J. Costomiris, CFA   Mr. Costomiris has managed the Portfolio since inception. Mr. Costomiris joined Wells Capital Management as a portfolio manager in 2005. Prior to joining Wells Capital Management, he was a portfolio manager at Strong
                            Capital Management, Inc. ("SCM") since April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a
                            United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by Class I of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005, or for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS I SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                       DISTRIBUTION                   TOTAL         WAIVERS          NET
                                          MANAGEMENT     (12b-1)         OTHER      OPERATING   REIMBURSEMENTS    OPERATING
PORTFOLIO                                    FEE           FEE        EXPENSES(2)    EXPENSES   AND RECOUPMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth        0.77%           --            %            %(3)                           %
ING Capital Guardian Small/Mid Cap          0.66%           --            %            %(3)                           %
ING Capital Guardian U.S. Equities          0.74%           --            %            %(3)            (4)            %
ING FMR(SM) Diversified Mid Cap             0.65%           --            %            %                              %
ING FMR(SM) Earnings Growth                 0.58%           --            %(5)         %              %(6)            %
ING FMR(SM) Small Cap Equity                0.75%           --            %            %                              %
ING Franklin Income
ING Global Resources                        0.66%           --            %            %                              %
ING Goldman Sachs Tollkeeper(SM)            1.35%           --            %            %              %(6)            %
ING Lord Abbett Affiliated                  0.75%                         %            %                              %
ING Mercury Large Cap Growth                0.80%           --            %            %              %(4)            %
ING Mercury Large Cap Value                 0.80%           --            %            %              %(4)            %
ING Salomon Brothers All Cap                0.74%           --            %            %(3)                           %
ING T. Rowe Price Capital Appreciation      0.66%           --            %            %(3)                           %
ING T. Rowe Price Equity Income             0.66%           --            %            %(3)                           %
ING Templeton Global Growth                (0.93)%                        %            %                              %
ING UBS U.S. Allocation                     0.75%           --            %            %              %(4)            %
ING Van Kampen Equity Growth                0.65%           --            %            %                              %
ING Van Kampen Global Franchise             1.00%           --            %            %                              %
ING Van Kampen Growth and Income            0.66%           --            %            %(3)                           %
ING Van Kampen Real Estate                  0.66%           --            %            %                              %
ING Wells Fargo Mid Cap Disciplined        (0.68)%                        %            %                              %
ING Wells Fargo Small Cap Disciplined           %                         %            %                              %



(1) This table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Global Real Estate, ING Goldman Sachs Tollkeeper(SM), ING Mercury Large Cap Growth, ING Salomon Brothers All Cap, ING UBS U.S. Allocation, ING Van Kampen Global Franchise and ING Van Kampen Growth and Income Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which DSI, as investment Adviser to each Portfolio, has agreed. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. For new Portfolios, all such expenses and adjustments are estimated.
(2) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio ING FMR(SM) Small Cap Equity , ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, interest expenses from any borrowing, and similar

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income, ING Templeton Global Growth, ING Van Kampen Growth and Income and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%,
     [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This arrangement may be discontinued at any time.
(4) DSI has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, [ ]%, and [ ]% respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses."
(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolios, the expense limitation agreement will expire September 23, 2007 while the expense limitation agreement for ING FMR Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from January 1, 2005 through December 31, 2006. This arrangement shall terminate upon the termination of the expense limitation agreement. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. The Example is intended to help you compare the cost of investing in Class I shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class I shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------
ING AllianceBerstein Mid Cap Growth Portfolio     $         $         $         $
ING Capital Guardian Small/Mid Cap Portfolio      $         $         $         $
ING Capital Guardian U.S. Equities Portfolio(1)   $         $         $         $
ING FMR(SM) Diversified Mid Cap Portfolio         $         $         $         $
ING FMR(SM) Earnings Growth Portfolio(1)          $         $         $         $
ING FMR(SM) Small Cap Equity Portfolio            $         $         $         $
ING Franklin Income Portfolio                     $         $         $         $
ING Global Resources Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)     $         $         $         $
ING Lord Abbett Affiliated Portfolio              $         $         $         $
ING Mercury Large Cap Growth Portfolio(1)         $         $         $         $
ING Mercury Large Cap Value Portfolio(1)          $         $         $         $
ING Salomon Brothers All Cap Portfolio            $         $         $         $
ING T. Rowe Price Capital Appreciation Portfolio  $         $         $         $
ING T. Rowe Price Equity Income Portfolio         $         $         $         $
ING Templeton Global Growth Portfolio             $         $         $         $
ING UBS U.S. Allocation Portfolio(1)              $         $         $         $
ING Van Kampen Equity Growth Portfolio            $         $         $         $
ING Van Kampen Global Franchise Portfolio         $         $         $         $
ING Van Kampen Growth and Income Portfolio        $         $         $         $
ING Van Kampen Real Estate Portfolio              $         $         $         $
ING Wells Fargo Mid Cap Disciplined Portfolio     $         $         $         $
ING Wells Fargo Small Cap Disciplined Portfolio   $         $         $         $

(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPALS RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the fixed-income markets based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. The Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a portfolio's shares and in the portfolio's return. Borrowing will cost the portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's asset.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. Certain Portfolios may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of

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equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENTS BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve a Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large capitalization companies appear to be greatly out

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of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a portfolio's fixed-income investments will affect the volatility of the portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in


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response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


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SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under a Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the


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Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into a an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined. The administrative services performed by ING Funds Services on behalf of the Advisers and ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Class I, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus. Class I shares are not subject to any sales loads, servicing fees or Rule 12b-1 distribution fees.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


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The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper
Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contracts owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


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The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.


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                         OVERALL MANAGEMENT OF THE TRUST
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ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona Corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $____ in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



          PORTFOLIO                                                 ADVISORY FEE
          ----------------------------------------------------------------------
          ING Alliance Bernstein Mid Cap Growth                           %
          ING Capital Guardian Small/Mid Cap                              %
          ING Capital Guardian U.S. Equities                              %
          ING FMR(SM) Diversified Mid Cap                                 %
          ING FMR(SM) Earnings Growth                                     %
          ING FMR(SM) Small Cap Equity                                    %
          ING Franklin Income                                             %
          ING Global Resources                                            %
          ING Goldman Sachs Tollkeeper(SM)                                %
          ING Lord Abbett Affiliated                                      %
          ING Mercury Large Cap Growth                                    %
          ING Mercury Large Cap Value                                     %
          ING Salomon Brothers All Cap                                    %
          ING T. Rowe Price Capital Appreciation                          %
          ING T. Rowe Price Equity Income                                 %
          ING Templeton Global Growth                                     %
          ING UBS U.S. Allocation                                         %
          ING Van Kampen Equity Growth                                    %
          ING Van Kampen Global Franchise                                 %
          ING Van Kampen Growth and Income                                %
          ING Van Kampen Real Estate                                      %
          ING Wells Fargo Mid Cap Disciplined                             %
          ING Wells Fargo Small Cap Disciplined                           %


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For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Resources Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMR, Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                   10 YEARS
                                                                                                  (OR SINCE
                                                                1 YEAR     3 YEARS      5 YEARS   INCEPTION)
                                                              ----------  ----------  ----------  ----------
ING FMR(SM) Earnings Growth Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING FMR(SM) Small Cap Equity Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING Franklin Income Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                   10 YEARS
                                                                                                  (OR SINCE
                                                                1 YEAR     3 YEARS      5 YEARS   INCEPTION)
                                                              ----------  ----------  ----------  ----------
ING Global Resources Portfolio -                                [--]%       [--]%       [--]%       [--]%
  Class [--] [--]
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING Lord Abbett Affiliated Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING Templeton Global Growth Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING UBS U.S. Allocation Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING Wells Fargo Mid Cap Disciplined Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
ING Wells Fargo Small Cap Disciplined Portfolio -
  Class [--] [--]                                               [--]%       [--]%       [--]%       [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                                      [--]%       [--]%       [--]%       [--]%
[--] Index                                                      [--]%       [--]%       [--]%       [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class I shares of ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING FMR(SM) Diversified Mid Cap, ING Goldman Sachs Tollkeeper(SM), ING Mercury Large Cap Growth, ING Salomon Brothers All Cap, ING UBS U.S. Allocation, ING Van Kampen Global Franchise and ING Van Kampen Growth and Income. Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are presented for Service Class ("Class S") shares.

Because the Class I shares of ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios did not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                 CLASS S
                                             ------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------
                                               2005      2004      2003     2002(1)    2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year         $            14.90      8.92     12.75     14.78
  Income (loss) from investment operations:
  Net investment loss                        $            (0.12)    (0.07)    (0.07)    (0.07)
  Net realized and unrealized gain (loss)
   on investments                            $             3.03      6.05     (3.76)    (1.96)
  Total from investment operations           $             2.91      5.98     (3.83)    (2.03)
  Less distributions from:
  Net investment income                      $               --        --        --        --
  Net realized gain on investments           $               --        --        --        --
  Return of capital                          $               --        --        --        --
  Total distributions                        $               --        --        --        --
  Net asset value, end of year               $            17.81     14.90      8.92     12.75
  TOTAL RETURN(2)                            $            19.53     67.04    (30.04)   (13.73)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000's)            $          664,525   528,029   288,770   468,567
  Ratios to average net assets:
  Net expenses after brokerage commission
   recapture                                 %             0.97      0.99      1.02      1.01
  Gross expenses prior to brokerage
   commission recapture                      %             1.03      1.04      1.05      1.01
  Net investment income (loss)(3)            %            (0.79)    (0.68)    (0.69)    (0.53)
  Portfolio turnover rate                    %              126       111       159       211

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


                                                                 CLASS S
                                             ------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------
                                               2005      2004      2003     2002(1)    2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year         $            10.99      7.84     10.53     10.71
  Income (loss) from investment operations:
  Net investment income (loss)               $             0.02      0.02      0.02      0.01
  Net realized and unrealized gain (loss)
   on investments                            $             0.80      3.14     (2.70)    (0.18)
  Total from investment operations           $             0.82      3.16     (2.68)    (0.17)
  Less distributions from:
  Net investment income                      $             0.02      0.01      0.01      0.01
  Net realized gain on investments           $               --        --        --        --
  Total distributions                        $             0.02      0.01      0.01      0.01
  Net asset value, end of year               $            11.79     10.99      7.84     10.53
  TOTAL RETURN(2)                            %             7.48     40.36    (25.43)    (1.56)

RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)            $          567,903   573,425   365,177   516,009
  Ratio to average net assets:
  Net expenses after brokerage commission
   recapture                                 %             0.91      0.93      0.94      0.95
  Gross expenses prior to brokerage
   commission recapture                      %             0.92      0.94      0.95      0.95
  Net investment income                      %             0.20      0.28      0.28      0.16
  Portfolio turnover rate                    %               41        40        40        42



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                 CLASS S
                                             ------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------
                                               2005      2004      2003     2002(1)    2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year         $            10.58      7.74     10.18     10.58
  Income (loss) from investment operations:
  Net investment income                      $             0.05      0.02      0.03      0.01
  Net realized and unrealized gain (loss)
   on investments and foreign currencies     $             0.93      2.82     (2.45)    (0.39)
  Total from investment operations           $             0.98      2.84     (2.42)    (0.38)
  Less distributions from:
  Net investment income                      $             0.02      0.00*     0.02      0.02
  Net realized gain on investments           $               --        --        --      0.00*
  Total distributions                        $             0.02        --      0.02      0.02
  Net asset value, end of year               $            11.54     10.58      7.74     10.18
  TOTAL RETURN(2)                            %             9.27     36.75    (23.79)    (3.62)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)            $          662,965   575,864   301,376   282,049
  Ratios to average net assets:
  Net expenses after brokerage commission
   recapture(3)                              %             0.99      0.99      0.99      1.01
  Gross expenses prior to brokerage
   commission recapture(3)                   %             1.00      1.00      1.01      1.01
  Net investment income(3)                   %             0.44      0.30      0.33      0.17
  Portfolio turnover rate                    %               23        21        27        29



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                 CLASS S
                                             ------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------
                                               2005      2004      2003     2002(1)    2001
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period       $             9.89      7.41      9.21      9.89
  Income (loss) from investment operations:
  Net investment income (loss)               $            (0.03)     0.02      0.03      0.02
  Net realized and unrealized gain (loss)
   on investments                            $             2.41      2.46     (1.81)    (0.68)
  Total from investment operations           $             2.38      2.48     (1.78)    (0.66)
  Less distributions from:
  Net investment income                      $             0.01      0.00*     0.02      0.02
  Total distributions                        $             0.01        --      0.02      0.02
  Net asset value, end of period             $            12.26      9.89      7.41      9.21
  TOTAL RETURN(2)                            %            24.10     33.47    (19.34)    (6.64)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $          252,605   163,668    91,198    58,712
  Ratios to average net assets:
  Expenses(3)                                %             1.01      1.00      1.01      1.01
  Net investment income(3)                   %            (0.30)     0.32      0.33      0.47
  Portfolio turnover rate                    %              151        93       106        89



(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.


*    Amount is less than $0.01.


ING FMR(SM) EARNINGS GROWTH PORTFOLIO



                                                                         CLASS I
                                                                       ------------
                                                                         APRIL 29,
                                                                        2005(1) TO
                                                                       DECEMBER 31,
                                                                           2005
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                 $
  Income from investment operations:
  Net investment income                                                $
  Net realized and unrealized gain
   on investments                                                      $
  Total from investment operations                                     $
  Less distributions from:
  Net investment income                                                $
  Net realized gain on investments                                     $
  Total distributions                                                  $
  Net asset value, end of period                                       $
  TOTAL RETURN(2)                                                      %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                    $
  Ratios to average net assets:
  Expenses(3)                                                          %
  Net investment income(3)                                             %
  Portfolio turnover rate                                              %



(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


                                                                  CLASS I
                                                 ------------------------------------------
                                                                                  JULY 2,
                                                  YEAR ENDED     YEAR ENDED     2003(1) TO
                                                 DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                     2005           2004           2003
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $                 14.90          10.90
  Income (loss) from investment operations:
  Net investment income (loss)                   $                  0.14           0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currencies           $                  0.85           4.00
  Total from investment operations               $                  0.99           4.05
  Less distributions from:
  Net investment income                          $                  0.15           0.05
  Total distributions                            $                  0.15           0.05
  Net asset value, end of period                 $                 15.74          14.90
  TOTAL RETURN(2)                                %                  6.67          37.19

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $                 2,420            211
  Ratios to average net assets
  Expenses(3)                                    %                  0.67           0.69
  Net investment income(3)                       %                  1.77           2.33
  Portfolio turnover rate                        %                   176            117


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


                                                                         CLASS S
                                               -----------------------------------------------------------
                                                                                                 MAY 1,
                                                         YEAR ENDED DECEMBER 31,               2001(2) TO
                                               ------------------------------------------     DECEMBER 31,
                                                 2005       2004       2003      2002(1)          2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $              6.71       4.76       7.69          10.00
  Income (loss) from investment operations:
  Net investment loss                          $             (0.04)     (0.06)     (0.10)         (0.06)
  Net realized and unrealized gain (loss)
    on investments                             $              0.81       2.01      (2.83)         (2.25)
  Total from investment operations             $              0.77       1.95      (2.93)         (2.31)
  Net asset value, end of period               $              7.48       6.71       4.76           7.69
  TOTAL RETURN(3)                              %             11.48      40.97     (38.10)        (23.10)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $            68,172     53,825     15,199          9,255
  Ratios to average net assets:
  Expenses(4)                                  %              1.61       1.85       1.86           1.85
  Net investment loss(4)                       %             (0.60)     (1.64)     (1.79)         (1.69)
  Portfolio turnover rate                      %                64         30         42             21


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2)  Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

                                                                  CLASS I
                                                 ------------------------------------------
                                                          YEAR ENDED             JUNE 24,
                                                         DECEMBER 31,           2003(2) TO
                                                 ---------------------------   DECEMBER 31,
                                                     2005          2004(1)         2003
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $                 10.51           9.17
  Income (loss) from investment operations:
  Net investment income (loss)                   $                  0.13           0.04
  Net realized and unrealized gain (loss) on
    investments                                  $                  0.95           1.32
  Total from investment operations               $                  1.08           1.36
  Less distributions from:
  Net investment income                          $                  0.09           0.02
  Total distributions                            $                  0.09           0.02
  Net asset value, end of period                 $                 11.50          10.51
  TOTAL RETURN(3)                                %                 10.26          14.89

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $                 1,286            250
  Ratios to average net assets:
  Expenses(4)                                    %                  0.75
  Net investment income(4)                       %                  1.65           1.44
  Portfolio turnover rate                        %                    36             40

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2)  Commencement of operations.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

ING MERCURY LARGE CAP GROWTH PORTFOLIO

                                                                     CLASS S
                                              -------------------------------------------------------
                                                             YEAR ENDED                     MAY 1,
                                                            DECEMBER 31,                  2002(1) TO
                                              ---------------------------------------    DECEMBER 31,
                                                 2005           2004          2003          2002(2)
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period        $                 10.22          8.05         10.00
  Income (loss) from investment operations:
  Net investment loss                         $                 (0.00)*       (0.02)        (0.01)
  Net realized and unrealized gain (loss)
    on investments                            $                  1.12          2.19         (1.94)
  Total from investment operations            $                  1.12          2.17         (1.95)
  Less distributions from:
  Net realized gain on investments            $                  0.85            --            --
  Return of capital                           $                  0.01            --            --
  Total distributions                         $                  0.86            --            --
  Net asset value, end of period              $                 10.48         10.22          8.05
  TOTAL RETURN(3)                             %                 11.10         26.96        (19.50)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $                18,862        14,481         4,757
  Ratios to average net assets:
  Expenses(4)                                 %                  1.05          1.05          1.05
  Net investment loss(4)                      %                 (0.01)        (0.27)        (0.09)
  Portfolio turnover rate                     %                   204           102            56

(1)  Commencement of operations.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO



                                                                   CLASS I
                                                         ---------------------------
                                                                          MAY 18,
                                                          YEAR ENDED     2002(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005         2004(2)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $                 10.75
  Income (loss) from investment operations:
  Net investment income                                  $                  0.05
  Net realized and unrealized gain (loss) on
    investments                                          $                  1.46
  Total from investment operations                       $                  1.51
  Less distributions from:
  Net investment income                                  $                  0.04
  Net realized gain on investments                       $                  0.52
  Total distributions                                    $                  0.56
  Net asset value, end of period                         $                 11.70
  TOTAL RETURN(3)                                        %                 14.15

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $                47,498
  Ratios to average net assets
  Expenses(4)                                            $                  0.80
  Net investment income (loss)(4)                        %                  0.76
  Portfolio turnover rate                                %                    75


(1)  Commencement of operations.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

ING SALOMON BROTHERS ALL CAP PORTFOLIO

                                                                         CLASS S
                                               -----------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                 2005       2004       2003       2002(1)        2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $             11.88       8.56       11.53         11.45
  Income (loss) from investment operations:
  Net investment income                        $              0.05       0.03        0.03          0.09
  Net realized and unrealized gain (loss)
    on investments                             $              0.88       3.30       (2.98)         0.12
  Total from investment operations             $              0.93       3.33       (2.95)         0.21
  Less distributions from:
  Net investment income                        $              0.02       0.01        0.02          0.09
  Net realized gain on investments             $                --         --          --          0.04
  Total distributions                          $              0.02       0.01        0.02          0.13
  Net asset value, end of period               $             12.79      11.88        8.56         11.53
  TOTAL RETURN(2)                              %              7.85      38.85      (25.57)         1.91

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $           515,344    429,843     252,792       307,030
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture(3)                               %              0.97       0.98        1.01          1.01
  Gross expenses prior to brokerage
    commission recapture(3)                    %              1.00       1.00        1.01          1.01
  Net investment income(3)                     %              0.44       0.30        0.32          1.15
  Portfolio turnover rate                      %                32         21         139            75


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                  CLASS I
                                                 ------------------------------------------
                                                          YEAR ENDED              MAY 2,
                                                         DECEMBER 31,           2003(1) TO
                                                 ---------------------------   DECEMBER 31,
                                                     2005           2004           2003
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $                 21.35          17.61
  Income (loss) from investment operations:
  Net investment income (loss)                   $                  0.31           0.20
  Net realized and unrealized gain on
    investments and foreign currencies           $                  3.30           3.65
  Total from investment operations               $                  3.61           3.85
  Less distributions from:
  Net investment income                          $                  0.28          (0.09)
  Net realized gain on investments               $                  0.16          (0.02)
  Total distributions                            $                  0.44          (0.11)
  Net asset value, end of period                 $                 24.52          21.35
  TOTAL RETURN(2)                                %                 16.93          21.92

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $                56,649         34,659
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture(3)                                 %                  0.65           0.68
  Gross expenses prior to brokerage commission
    recapture(3)                                 %                  0.67           0.69
  Net investment income(3)                       %                  2.04           2.00
  Portfolio turnover rate                        %                    21             12


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                   CLASS I
                                                 ------------------------------------------
                                                          YEAR ENDED              MAY 2,
                                                         DECEMBER 31,           2003(1) TO
                                                 ---------------------------   DECEMBER 31,
                                                     2005           2004           2003
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $                  12.13          9.91
  Income (loss) from investment operations:
  Net investment income                          $                   0.22          0.08
  Net realized and unrealized gain (loss) on
    investments                                  $                   1.61          2.19
  Total from investment operations               $                   1.83          2.27
  Less distributions from:
  Net investment income                          $                   0.13          0.04
  Net realized gain on investments               $                   0.07          0.01
  Total distributions                            $                   0.20          0.05
  Net asset value, end of period                 $                  13.76         12.13
  TOTAL RETURN(2)                                %                  15.11         22.99

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $                 10,643         2,762
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture and reimbursement of unified fees  %                   0.66          0.68
  Net expenses after reimbursement of
    unified fees and prior to brokerage
    commission recapture                         %                   0.67          0.69
  Gross expenses before brokerage commission
    recapture and reimbursement of unified fees  %                   0.67          0.69
  Net investment income(3)                       %                   1.84          1.99
  Portfolio turnover rate                        %                     16            12


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

                                                                        CLASS S
                                               -----------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                 2005       2004       2003       2002(1)        2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year           $             11.30       8.29       10.40         11.82
  Income (loss) from investment operations:
  Net investment income (loss)                 $              0.05       0.03        0.02          0.00*
  Net realized and unrealized gain (loss)
    on investments and foreign currencies      $              1.19       2.98       (2.12)        (1.41)
  Total from investment operations             $              1.24       3.01       (2.10)        (1.41)
  Less distributions from:
  Net investment income                        $              0.06         --        0.00*         0.01
  Return of capital                            $                --         --        0.01            --
  Net realized gain on investments             $                --         --          --            --
  Total distributions                          $              0.06         --        0.01          0.01
  Net asset value, end of year                 $             12.48      11.30        8.29         10.40
  TOTAL RETURN(3)                              %             10.95      36.31      (20.18)       (11.91)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $           389,945    358,796     226,961       255,251
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture                                  %              1.26       1.25        1.25          1.26
  Gross expenses prior to brokerage
    commission recapture                       %              1.26       1.26        1.26          1.26
  Net investment income (loss)                 %              0.45       0.38        0.20         (0.01)
  Portfolio turnover rate                      %                28         23          36            30

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since December 5, 2005, Templeton Global Advisers Limited has served as Sub-Adviser of the ING Templeton Global Growth Portfolio. Capital Guardian Trust Company served as Sub-Adviser of the ING Capital Guardian Managed Global Portfolio from February 1, 2000 to December 4, 2005. Prior to that date, a different firm served as Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

*    Amount is less than $0.01.

ING UBS U.S. ALLOCATION PORTFOLIO


                                                                         CLASS S
                                               -----------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                 2005       2004       2003      2002(1)         2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period         $              8.65      7.33        8.71          9.40
  Income (loss) from investment operations:
  Net investment income                        $              0.11      0.09        0.09          0.03
  Net realized and unrealized gain (loss)
    on investments                             $              0.83      1.23       (1.38)        (0.64)
  Total from investment operations             $              0.94      1.32       (1.29)        (0.61)
  Less distributions from:
  Net investment income                        $              0.06      0.00*       0.09          0.08
  Total distributions                          $              0.06      0.00        0.09          0.08
  Net asset value, end of period               $              9.53      8.65        7.33          8.71
  TOTAL RETURN(2)                              %             10.93     18.02      (14.77)        (6.52)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $           102,356    68,691      47,394        51,723
  Ratios to average net assets:
  Expenses(3)                                  %              1.01      1.01        1.01          1.01
  Net investment income(3)                     %              1.65      1.38        1.11          1.50
  Portfolio turnover rate                      %               106       203         126            50


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.


*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                    CLASS I
                                                         ---------------------------
                                                                           MAY 6,
                                                          YEAR ENDED     2004(1) TO
                                                         DECEMBER 31,   DECEMBER 31,
                                                             2005           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $                   9.71
  Income (loss) from investment operations:
  Net investment income (loss)                           $                   0.04
  Net realized and unrealized gain (loss)
    on investments                                       $                   0.62
  Total from investment operations                       $                   0.66
  Less distributions from:
  Net investment income                                  $                   0.00*
  Net realized gain on investments                       $                   0.05
  Total distributions                                    $                   0.05
  Net asset value, end of period                         $                  10.32
  TOTAL RETURN(2)                                        %                   6.80

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $                 45,752
  Ratios to average net assets
  Expenses(3)                                            %                   0.65
  Net investment income (loss)(3)                        %                   1.04
  Portfolio turnover rate                                %                    170


(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*    Amount less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                       CLASS S
                                              -------------------------------------------------------
                                                             YEAR ENDED                     MAY 1,
                                                            DECEMBER 31,                  2002(2) TO
                                              ---------------------------------------    DECEMBER 31,
                                                 2005          2004(1)        2003          2002(1)
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period        $                 11.21          8.93         10.00
  Income (loss) from investment operations:
  Net investment income (loss)                $                  0.13          0.09          0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currencies     $                  1.29          2.25         (1.11)
  Total from investment operations            $                  1.42          2.34         (1.07)
  Less distributions from:
  Net realized gain on investments            $                    --          0.00*           --
  Return of capital                           $                    --          0.06            --
  Total distributions                         $                    --          0.06            --
  Net asset value, end of period              $                 12.63         11.21          8.93
  TOTAL RETURN(3)                             %                 12.67         26.24        (10.70)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $               117,026        58,098        19,133
  Ratios to average net assets:
  Expenses(4)                                 %                  1.25          1.25          1.25
  Net investment income(4)                    %                  1.20          1.35          0.70
  Portfolio turnover rate                     %                     9             9            33


(1)  Commencement of operations.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

*    Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                          CLASS S
                                               -----------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                 2005       2004       2003     2002(1)(2)        2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year           $             21.98      17.23       20.41         23.53
  Income (loss) from investment operations:
  Net investment income                        $              0.27       0.23        0.20          0.07
  Net realized and unrealized gain (loss)
    on investments                             $              2.83       4.57       (3.21)        (2.89)
  Total from investment operations             $              3.10       4.80       (3.01)        (2.82)
  Less distributions from:
  Net investment income                        $              0.23       0.05        0.17          0.06
  Net realized gain on investments             $                --         --          --          0.24
  Total distributions                          $              0.23       0.05        0.17          0.30
  Net asset value, end of year                 $             24.85      21.98       17.23         20.41
  TOTAL RETURN(3)                              %             14.12      27.87      (14.75)       (11.95)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $           825,240    759,747     599,841       793,601
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture                                  %              0.90       0.90        0.91          0.95
  Gross expenses prior to brokerage
    commission recapture                       %              0.92       0.94        0.95          0.95
  Net investment income                        %              1.13       1.25        1.08          0.33
  Portfolio turnover rate                      %                52         62         153            36


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.


(2) Since January 30, 2002, Van Kampen has served as Sub-Adviser for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Sub-Adviser.


(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                   CLASS I
                                                 ------------------------------------------
                                                         YEAR ENDED               MAY 19,
                                                        DECEMBER 31,            2003(1) TO
                                                 ---------------------------   DECEMBER 31,
                                                     2005           2004           2003
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period           $                 20.48          16.59
  Income (loss) from investment operations:
  Net investment income                          $                  0.60           0.25
  Net realized and unrealized gain (loss)
    on investments                               $                  7.20           3.81
  Total from investment operations               $                  7.80           4.06
  Less distributions from:
  Net realized gain on investments               $                  0.38           0.05
  Distributions from capital gains               $                  0.22           0.12
  Total distributions                            $                  0.60           0.17
  Net asset value, end of period                 $                 27.68          20.48
  TOTAL RETURN(2)                                %                 38.13          24.51

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $                 4,711            534
  Ratios to average net assets:
  Expenses                                       $                  0.67           0.68
  Net investment income(3)                       %                  4.55           5.25
  Portfolio turnover rate                        %                    18             12


(1)  Commencement of operations.

(2) Total return is calculated assuming of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods of less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

                                                                         CLASS S
                                               -----------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                 2005       2004       2003     2002(1)(2)        2001
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year           $             13.14      10.03       14.20         16.33
  Income (loss) from investment operations:
  Net investment income (loss)                 $              0.09       0.04        0.02          0.01
  Net realized and unrealized gain (loss)
    on investments                             $              1.56       3.08       (4.17)        (2.13)
  Total from investment operations             $              1.65       3.12       (4.15)        (2.12)
  Less distributions from:
  Net investment income                        $              0.04       0.01        0.02          0.01
  Net realized gain on investments             $                --         --          --            --
  Total distributions                          $              0.04       0.01        0.02          0.01
  Net asset value, end of year                 $             14.75      13.14       10.03         14.20
  TOTAL RETURN(3)                              %             12.58      31.11      (29.26)       (12.98)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)              $           322,510    340,331     287,276       450,704
  Ratios to average net assets:
  Net expenses after brokerage commission
    recapture                                  %              0.88       0.89        0.87          0.95
  Gross expenses prior to brokerage
    commission recapture                       %              0.92       0.94        0.95          0.95
  Ratio of net investment income (loss)
    to average net assets                      %              0.58       0.33        0.20          0.09
  Portfolio turnover rate                      %                90        106         158            40

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


(2) Since August 29, 2005, Wells Capital Management has served as the Sub-Adviser for the ING Wells Fargo Mid Cap Disciplined Portfolio. Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio from August 1, 2002 to August 28, 2005. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

                                                            CLASS I
                                                         ------------
                                                         NOVEMBER 30,
                                                          2005(1) TO
                                                         DECEMBER 31,
                                                             2005
---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                   $
  Income from investment operations:
  Net investment income                                  $
  Net realized and unrealized gain
    on investments                                       $
  Total from investment operations                       $
  Less distributions from:
  Net investment income                                  $
  Net realized gain on investments                       $
  Total distributions                                    $
  Net asset value, end of period                         $
  TOTAL RETURN(2)                                        %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $
  Ratios to average net assets:
  Expenses(3)                                            %
  Net investment income(3)                               %
  Portfolio turnover rate                                %

(1)  Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the shareholder annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST


PROSPECTUS

MAY 1, 2006

SERVICE CLASS

BALANCED FUNDS
 ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
 ING LIMITED MATURITY BOND PORTFOLIO
 ING PIMCO CORE BOND PORTFOLIO
 ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

 ING GLOBAL REAL ESTATE PORTFOLIO

 ING INTERNATIONAL PORTFOLIO

 ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO

 ING JULIUS BAER FOREIGN PORTFOLIO
 ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

 ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO


MONEY MARKET FUND
 ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS
 ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

 ING EQUITIESPLUS PORTFOLIO

 ING EVERGREEN HEALTH SCIENCES PORTFOLIO
 ING EVERGREEN OMEGA PORTFOLIO
 ING JANUS CONTRARIAN PORTFOLIO
 ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
 ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
 ING LEGG MASON VALUE PORTFOLIO
 ING MARSICO GROWTH PORTFOLIO
 ING MFS MID CAP GROWTH PORTFOLIO
 ING MFS UTILITIES PORTFOLIO

 ING OPPENHEIMER MAIN STREET PORTFOLIO(R)

 ING PIONEER FUND PORTFOLIO
 ING PIONEER MID CAP VALUE PORTFOLIO

 ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                               PAGE
INTRODUCTION
  ING Investors Trust                                                                                2
  Advisers                                                                                           2
  Portfolios and Sub-Advisers                                                                        2
  Classes of Shares                                                                                  2
  Investing Through Your Variable Contract or Qualified Plan                                         2
  Why Reading this Prospectus is Important                                                           2

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation Portfolio                                                     3
  ING EquitiesPlus Portfolio                                                                         6
  ING Evergreen Health Sciences Portfolio                                                            8
  ING Evergreen Omega Portfolio                                                                     11
  ING Global Real Estate Portfolio                                                                  14
  ING International Portfolio                                                                       16
  ING Janus Contrarian Portfolio                                                                    19
  ING JPMorgan Emerging Markets Equity Portfolio                                                    23
  ING JPMorgan Small Cap Equity Portfolio                                                           27
  ING JPMorgan Value Opportunities Portfolio                                                        30
  ING Julius Baer Foreign Portfolio                                                                 32
  ING Legg Mason Value Portfolio                                                                    35
  ING Limited Maturity Bond Portfolio                                                               39
  ING Liquid Assets Portfolio                                                                       43
  ING Marsico Growth Portfolio                                                                      47
  ING Marsico International Opportunities Portfolio                                                 51
  ING MFS Mid Cap Growth Portfolio                                                                  53
  ING MFS Total Return Portfolio                                                                    57
  ING MFS Utilities Portfolio                                                                       62
  ING Oppenheimer Main Street Portfolio(R)                                                          65
  ING PIMCO Core Bond Portfolio                                                                     68
  ING PIMCO High Yield Portfolio                                                                    71
  ING Pioneer Fund Portfolio                                                                        74
  ING Pioneer Mid Cap Value Portfolio                                                               76
  ING Quantitative Small Cap Value Portfolio                                                        78
  ING VP Index Plus International Equity Portfolio                                                  80

PORTFOLIO FEES AND EXPENSES                                                                         82

SUMMARY OF PRINCIPAL RISKS                                                                          84

MORE INFORMATION
  Percentage and Rating Limitation                                                                  91
  A Word about Portfolio Diversity                                                                  91
  Additional Information about the Portfolios                                                       91
  Non-Fundamental Investment Policies                                                               91
  Temporary Defensive Positions                                                                     91
  Administrative Services                                                                           92
  Portfolio Distribution                                                                            92
  Additional Information Regarding the Classes of Shares                                            93
    Service Fees                                                                                    93
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Investment Products                                                            93
  Interests of the Holders of Variable Insurance Contracts and
    Policies and Qualified Retirement Plans                                                         94
  Frequent Trading - Market Timing                                                                  94
  Reports to Shareholders                                                                           95

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                                           96
  Advisory Fee                                                                                      96

NET ASSET VALUE                                                                                     97

TAXES AND DISTRIBUTIONS                                                                             98

FINANCIAL HIGHLIGHTS                                                                               102

TO OBTAIN MORE INFORMATION                                                                   Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING EquitiesPlus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING EquitiesPlus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS


ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING EquitiesPlus Portfolio - ING Investment Management Co.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P.Morgan Investment Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company
ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING Oppenheimer Main Street Portfolio(R) - OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC
ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC
ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.

ING Quantitative Small Cap Value Portfolio - ING Investment Management Co. ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio (except ING Liquid Assets Portfolio) offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996       10.62%
1997       27.28%
1998        1.55%
1999        0.51%
2000        8.77%
2001       (4.43%)
2002      (17.05%)
2003       25.26%
2004       14.88%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                          1 YEAR    5 YEARS   10 YEARS
     CLASS S RETURN                            %         %          %
     S&P 500(R) Index                          %         %          %
     Russell 1000(R) Index                     %         %          %



(1) The performance information presented above is for December 31 of each year or period.

MORE ON THE SUB-ADVISER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.6 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard Skeppstrom, II            Managing Director, Conservative Large Cap Equity Portfolio Co-Manager

                                  Mr. Skeppstrom has 15 years of investment experience and has been with Eagle
                                  Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior Portfolio Manager
                                  for the Conservative Large Cap product at Evergreen Investment Management and co-manager of the Evergreen Capital Growth Fund.

Robert R. Marshall                Conservative Large Cap Equity Portfolio Co-Manager

                                  Mr. Marshall has 17 years of investment experience and came to Eagle Asset in
                                  2002 after nearly 8 years at Wachovia Securities where he was a Director and
                                  Senior Vice President of Equity Research.

E. Craig Dauer                    Conservative Large Cap Equity Portfolio Co-Manager

                                  Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience.
                                  From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager for the Evergreen
                                  Investment Management Conservative Large Cap product. He also served as an Equity
                                  Analyst with First Union Capital Markets.

John G. Jordan, III, CFA          Conservative Large Cap Portfolio Co-Manager

                                  Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience.
                                  From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager for the Conservative
                                  Large Cap product at Evergreen Investment Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and Walmsley.
                                  Mr. Jordan is a Chartered Financial Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R)").


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R). The S&P 500(R) is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P(R).

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) in an attempt to equal or exceed the performance of the S&P 500(R). The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

Because the Portfolio may purchase S&P derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same investing in the pool of fixed income instruments that backs the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R), the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R).

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's(R) Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                              EQUITY SECURITY RISK

                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                                  MANAGER RISK

                               MARKET TRENDS RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $_____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                                                   POSITION AND RECENT BUSINESS EXPERIENCE
----                                                   ---------------------------------------
James B. Kauffmann                Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.


The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index) and the Standard & Poor's 1500 Supercomposite Health Sector Index ("S&P 1500 Supercomposite Health Index"). The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                           5 YEARS
                                          1 YEAR       (OR LIFE OF CLASS) 10 YEARS
     CLASS S RETURN                            %                 %           N/A
     S&P 500(R) Index                          %                 %(2)        N/A
     S&P 1500 Supercomposite
     Health Index                              %                 %(2)        N/A



(1) Class S shares commenced operations May 3, 2004. The performance information presented above is for December 31 of each year or period.

(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds
and private accounts since 1932 and managed over $       billion in assets for
the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Liu-Er Chen, CFA                  Mr. Chen joined EIMC in 1995 where he serves as Managing Director and Senior
                                  Portfolio Manager. Mr. Chen is a Chartered Financial Analyst and has managed the
                                  Portfolio since May 3, 2004. Mr. Chen brings to his position more than 7 years of investment experience.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                       5 YEARS
                                          1 YEAR  (OR LIFE OF CLASS) 10 YEARS
     CLASS S RETURN                            %             %          N/A
     Russell 1000(R) Growth Index              %             %(2)       N/A



(1) Class S shares commenced operations on May 3, 2004. The performance information presented above is for December 31 for each year or period.

(2)  The Index return is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds
and private accounts since 1932 and managed over $       billion in assets for
the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Maureen E. Cullinane, CFA         Ms. Cullinane joined EIMC in 1974 where she serves as Managing Director and
                                  Senior Portfolio Manager. Ms. Cullinane is a Chartered Financial Analyst and has
                                  managed the Portfolio since May 1, 2004. Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL REAL ESTATE PORTFOLIO

SUB-ADVISER

ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
      (iii) management and strategy.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             FOREIGN INVESTING RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

PERFORMANCE

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers, LLC. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts
that, as of December 31, 2005, were valued at approximately $     billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio, since its inception.



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
T. Ritson Ferguson, CFA           Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of
                                  INGCRES since 1991.

Steven D. Burton, CFA             Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES'
                                  Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined
                                  INGCRES in 1995.



The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002          (16.15%)
2003           29.17%
2004           16.71%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                       5 YEARS
                                          1 YEAR  (OR LIFE OF CLASS) 10 YEARS
     CLASS S RETURN                            %              %         N/A
     MSCI EAFE(R) Index                        %              %(2)      N/A



(1) Class S shares commenced operations on December 17, 2001. The performance information presented above is for December 31 of each year or period.

(2)  The Index return is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $       billion in assets.
The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Richard T. Saler                  Senior Vice President and Portfolio Management at ING IM. Mr. Saler was Senior
                                  Vice President and Director of International Equity Investment Strategy at
                                  Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.

Phillip A. Schwartz               Senior Vice President and Portfolio Management at ING IM. Mr. Schwartz was Senior
                                  Vice President and Director of International Equity Investment Strategy at
                                  Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


SUB-ADVISER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.


The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Sub-Adviser. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Sub-Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                            SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001       (5.03%)
2002      (25.95%)
2003       50.40%
2004       17.13%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of the largest companies in the United States. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                                  10 YEARS
                                          1 YEAR    5 YEARS   (OR LIFE OF CLASS)
     CLASS S RETURN                            %         %             %
     S&P 500(R) Index                          %         %(2)          %



(1) Class S shares commenced operations on October 2, 2000. The performance information presented above is for December 31 of each year or period.

(2)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005,
JCG assets under management were $      billion.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
David C. Decker                   Portfolio manager of the Portfolio since its inception.

                                  Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI Emerging Markets Index(SM)"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system described below.


Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     61.66%
2000    (33.79%)
2001     (5.25%)
2002    (10.70%)
2003     46.62%
2004     17.76%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                 10 YEARS
                                          1 YEAR    5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %         %          %
     MSCI Emerging Markets Index(SM)           %         %          %(3)



(1) Class S shares commenced operations on February 18, 1998. The performance information presented above is for December 31 of each year or period.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Managers Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning March 1, 1998.

MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of
December 31, 2005, JPMorgan and its affiliates had over $    billion in assets
under management.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Austin Forey                      Primary portfolio manager of the Portfolio and Managing Director, who has been at
                                  JPMorgan (or one of its predecessors) since 1988. Mr. Forey is responsible for
                                  Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary                  Portfolio manager of the Portfolio since September 23, 2005, and an employee at
                                  JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for
                                  Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity Team.

Greg Mattiko, CFA                 Portfolio manager of the Portfolio since September 23, 2005, Greg Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European
                                  Technology, Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital growth over the long term.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The Sub-Advisers use a multi-style approach under which the portfolio managers select assets for the Portfolio in complementary styles. One of the portfolio managers uses a more quantitative security selection process and another portfolio manager emphasizes a bottom up, fundamental approach. Each typically will manage approximately equal portions of the Portfolio's assets, although at times more of the Portfolio's assets may be allocated to either portfolio manager, depending on market conditions and cash flows into the Portfolio. New cash flows into the Portfolio will be allocated to the bottom-up, fundamental strategy until assets are managed by the portfolio managers in approximately equal portions.

The portfolio managers using the quantitative approach narrow the universe of companies in which to invest through quantitative analysis that focuses on companies that appear attractive relative to other companies in the same economic sector. They base this analysis on both a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams. They then use a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that they believe are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The portfolio manager focusing on fundamental stock selection attempts to identify companies that have a core competitive advantage and may be trading below their intrinsic value. The sector and stock weighing of the investments selected by this portfolio manager will vary from weightings of the Russell 2000(R) Index only within limits established by the fundamental team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.


Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Porfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003     34.22%
2004     25.91%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%

                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                          1 YEAR       5 YEARS       10 YEARS
                                                  (OR LIFE OF CLASS)
     CLASS S RETURN                            %              %         N/A
     Russell 2000(R) Index                     %              %(3)      N/A



(1) Class S shares commenced operations on May 1, 2002. The performance information presented above is for December 31 of each year or period.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


(3)  The Index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

JPMorgan has managed the Portfolio since its inception and is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $ billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Christopher T. Blum               Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap Equity
                                  Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts.
                                  Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl                    Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap Equity
                                  Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. He is a holder of the CFA designation.

Glenn Gawronski, CFA              Mr. Gawronski is a portfolio manager in the U.S Small Cap Equity Group and has 8 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the CFA designation.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGY


Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid- and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

JPMorgan is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates
had over $     billion in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Bradford L. Frishberg             Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap Active
                                  Value strategies in the U.S. Equity group. An employee since 1996, he was previously a portfolio manager in JPMorgan's London office, then moved to
                                  JPMorgan's Tokyo office before returning to New York in 2000. He is also a CFA charterholder.

Alan Gutmann                      Mr. Gutmann, Vice President and a new member of the team, has worked for JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at
                                  Neuberger Berman in 2002, at First Manhattan Co. in 2001 and Oppenheimer Capital
                                  from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


SUB-ADVISER


Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Sub-Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Sub-Adviser concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Sub-Adviser believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Sub-Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Sub-Adviser determines the Portfolio's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipated investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may invest use futures, swaps and warrants, which are types of derivatives for hedging purpose and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its net assets.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003     31.06%
2004     18.03%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                       5 YEARS
                                          1 YEAR  (OR LIFE OF CLASS) 10 YEARS
     CLASS S RETURN                            %            %(3)        N/A
     MSCI EAFE(R) Index                        %            %(3)        N/A



(1) Class S shares commenced operations on May 1, 2002. The performance information presented above is for December 31 of each year or period.

(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment, Inc.

(3)  The Index return is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and
alternative investments. As of December 31, 2005, JBIM managed over $    billion
in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Rudolph-Riad Younes, CFA          Senior Vice President and Head of International Equity; has been with the Julius
                                  Baer organization since September 1993.

Richard Pell                      Senior Vice President and Chief Investment Officer; has been with the Julius Baer organization since January 1995.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")


INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001      (9.51%)
2002     (19.41%)
2003      22.53%
2004      13.87%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of aproximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %            %              %
     S&P 500(R) Index                          %            %(3)           %



(1) Class S shares commenced operations on October 2, 2000. The performance information presented above is for December 31 of each year or period.

(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3)  The Index return is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly-owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for day-to-day the management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Bill Miller - CIO                 Legg Mason's investment team is led by Bill Miller, its Chief Investment Officer
                                  (CIO). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the Portfolio. Mr. Miller has been employed by Legg
                                  Mason since 1982.

Mary Chris Gay                    Ms. Gay, Senior Vice President and portfolio manager for the Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.


The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:


   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's(R) Corporation ("S&P(R)") or, if not rated by Moody's or S&P(R), the Sub-Adviser determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P(R) (A-1+, A-1 or A-2), or determined to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.

The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                                   INCOME RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996    4.32%
1997    6.67%
1998    6.86%
1999    1.13%
2000    7.73%
2001    8.84%
2002    7.24%
2003    2.84%
2004    1.38%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.


                            AVERAGE ANNUAL RETURNS(1)


                                                 1 YEAR       5 YEARS       10 YEARS
            CLASS S RETURN                            %            %           %
            Lehman Brothers 1-3 Year
              Government/Credit Bond Index            %            %           %



(1) The performance information presented above is for December 31 of each year.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, has served as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $    billion in assets.
The principal address of ING IM is 230 Park Avenue New York, New York 10169.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
James B. Kauffmann                Mr. Kauffmann, portfolio manager, has been with ING IM's investment management operations since 1996, and has managed the portfolio since its inception. Prior to joining ING IM, he was a senior fixed income portfolio manager with Alfa
                                  Investments, Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE


High level of current income consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

   -  First, a formal list of high-quality issuers is actively maintained;

   - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (I.E., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

   - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

   - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK
                         U.S. GOVERNMENT SECURITIES RISK

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996    5.01%
1997    5.07%
1998    5.13%
1999    4.74%
2000    6.05%
2001    3.85%
2002    1.43%
2003    0.75%
2004    0.92%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.


                            AVERAGE ANNUAL RETURNS(1)


                                                 1 YEAR       5 YEARS       10 YEARS
            CLASS S RETURN                            %            %             %
            iMoneyNet First Tier
              Retail Index                            %            %             %



(1) The performance information presented above is for December 31 of each year.

The Portfolio's 7-day yield as of December 31, 2005 was    %. Call toll free
1-800-366-0066 for the Portfolio's current 7-day yield.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. Since January 1998 ING IM also serves as an investment adviser to the other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


As of December 31, 2005, ING IM managed approximately $       billion in assets.
The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for day-to-day the management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
David S. Yealy                    Mr. Yealy joined ING IM in November 2004 and has over 19 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco
                                  Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factor that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.


The Portfolio may also invest in:

   -  foreign securities (including in emerging or developing markets);


   -  forward foreign currency contracts, futures and options;

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK
                                  MANAGER RISK

                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK
                               PRICE VOLCITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     78.13%
2000    (21.99%)
2001    (30.23%)
2002    (29.57%)
2003     32.72%
2004     12.48%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the S&P 500(R) Index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %           %              %
     S&P 500(R) Index                          %           %              %(3)



(1) Class S shares commenced operations on August 14, 1998. The performance information presented above is for December 31 of each year or period.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December
31, 2005, Marsico managed over $      billion in assets.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for day-to-day the management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Thomas F. Marsico                 Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and manages the investment program of the ING Marsico Growth Portfolio. Mr. Marsico has over
                                  20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31,
                                  1991 (the Fund's inception date) through August 11, 1997.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.


The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


The Portfolio may invest in common stocks of companies operating in emerging markets.


The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.


Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (E.G., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and estimated potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Class S shares commenced operations on May 2, 2005 and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December
31, 2005, Marsico managed over $      billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
James G. Gendelman                Mr. Gendelman has been associated with Marsico as a portfolio manager and Senior
                                  Analyst since 2000. Prior to joining Marsico, Mr. Gendelman spent 13 years as a
                                  Vice President of International Sales for Goldman, Sachs & Co.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies"), which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-cap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITORY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK

                                SHORT SALES RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999     79.05%
2000      8.18%
2001    (23.62%)
2002    (48.80%)
2003     39.12%
2004     15.05%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %           %              %
     Russell MidCap Growth(R)Index             %           %              %(3)



(1) Class S shares commenced operations on August 14, 1998. The performance information presented above is for December 31 of each year or period.

(2)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under
management of the MFS organization were over $     billion as of December 31,
2005.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
David E. Sette-Ducati             Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice President and has been employed in the MFS investment management area since 1995. He has managed the
                                  Portfolio since 2000.

David M. Earnest                  Mr. Earnest, portfolio manager, is a MFS Vice President and has been employed in the MFS investment management area since 2003. Prior to 2003, he was employed by
                                  Manning & Napier as a portfolio manager and analyst. Mr. Earnest has managed the
                                  Portfolio since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and

   - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchases equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it beleives they are temporarily out of favor in the market due to any of the following:


   -  a decline in the market;

   -  poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -  the market has overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream; and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED-INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio, and;

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999     3.38%
2000    16.50%
2001     0.49%
2002    (5.10%)
2003    16.75%
2004    11.12%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500/40% LBAB Index ("Composite Index"). The S&P 500(R) Index is an unmanaged index that measures the performances of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %            %             %
     S&P 500(R) Index                          %            %             %(2)
     LBAB Index                                %            %             %(2)
     Composite Index                           %            %             %(2)



(1) Class S shares commenced operations on August 14, 1998. The performance information presented above is as of December 31 for each year or period.

(2)  The Index returns are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of
the MFS organization were over $     billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Brooks Taylor                     Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Kenneth J. Enright                Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the
                                  Portfolio since 1999.

Steven R. Gorham                  Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the
                                  MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since 2003.

Michael W. Roberge                Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the
                                  Portfolio since 2002.

William P. Douglas                Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 15 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as Vice President and
                                  Senior Mortgage Analyst for Wellington Management Company, LLC. Mr. Douglas has
                                  managed the Portfolio since 2004.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Alan T. Langsner                  Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA           Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the
                                  MFS investment management area since 1988 and has been a portfolio manager of the
                                  Portfolio since October 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:


   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).


EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:


   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream; and

   - the opportunity through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers, than is a diversified portfolio.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH YIELD BOND RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK
                             UTILITIES INDUSTRY RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on May 2, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly- owned subsidiary of Sun Life Financial Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were
over $     billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio.



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Maura A. Shaughnessy              Ms. Shaughnessy is a Senior Vice President and portfolio manager. Ms. Shaughnessy has been employed in the investment management area of MFS since 1991.

Robert D. Persons, CFA            Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


SUB-ADVISER


OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.


In selecting securities for purchase or sale by the Portfolio, Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:


   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.


   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3 of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK



Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance, from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     24.23%
2000     (4.54%)
2001    (21.46%)
2002    (24.87%)
2003     24.57%
2004     12.88%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %           %              %
     S&P 500(R) Index                          %           %              %(3)



(1) Class S shares commenced operations on August 14, 1998. The performance information presented above is for December 31 of each year or period.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment adviser since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Nikolaos D. Monoyios, CFA         Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice President of
                                  OppenheimerFunds since October 2003 and is formerly Vice President of
                                  OppenheimerFunds from April 1998 through September 2003. He is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the
                                  Portfolio since its inception.

Marc Reinganum                    Dr. Reinganum is a Vice President of OppenheimerFunds since Sepetember 2002 and is the Director of Quantitative Research and Portfolio Strategist for Equities.
                                  He is formerly the Mary Jo Vaughn Rauscher Chair in Financial Investments at
                                  Southern Methodist University since 1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance
                                  Department, President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. He is an Officer of 8 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio is diversified and seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three-to six-year time frame based upon the Sub-Adviser's forecast of interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collaterized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P(R) or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999    (8.62%)
2000     0.94%
2001     2.46%
2002     8.68%
2003     4.84%
2004     4.78%
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                     10 YEARS
                                          1 YEAR       5 YEARS  (OR LIFE OF CLASS)
     CLASS S RETURN                            %            %             %
     LBAB Index                                %            %             %(3)



(1) Class S shares commenced operations on August 14, 1998. The performance information presented above is for December 31 of each year or period.

(2) Pacific Investment Management Company LLC has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different sub-adviser managed the Portfolio under different principal investment strategies.

(3)  The Index return is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach,
California 92660. As of December 31, 2005, PIMCO had over $    billion in assets
under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for day-to-day the management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Pasi Hamalainen                   Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight. Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach.
                                  Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The
                                  Wharton School. He has twelve years of investment experience. He has managed the
                                  Portfolio since September 2001.

Raymond G. Kennedy, CFA           Mr. Kennedy is a Managing Director, portfolio manager and senior member of
                                  PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined PIMCO in
                                  1996, previously having been associated with the Prudential Insurance Company of
                                  America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen
                                  Consulting (now Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's(R) Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______  Quarter  _______  (Year) _______%
                Worst: ______  Quarter  _______  (Year) _______%

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB B Rated, Constrained Index ("Merrill Lynch U.S. High Yield Constrained Index") and the Merrill Lynch U.S. BB- B Rated High Yield Index ("Merrill Lynch U.S. High Yield Index"). The Merrill U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's(R). The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                                  5 YEARS
                                                     1 YEAR  (OR LIFE OF CLASS) 10 YEARS
     CLASS S SHARES                                       %            %           N/A
     Merrill Lynch U.S. High Yield Constrained            %            %(2)        N/A
     Merrill Lynch U.S. High Yield Index                  %            %(2)        N/A



(1) Class S shares commenced operations May 3, 2004. The performance information presented above is for December 31 of each year or period.

(2)  The Index returns are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach,
California 92660. As of December 31, 2005, PIMCO had over $    billion in assets
under management.

Pacific Investment Management Company LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for day-to-day the management of the
Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Raymond G. Kennedy                Mr. Kennedy is a Managing Director, portfolio manager, and senior member of
                                  PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in
                                  1996, previously having been associated with the Prudential Insurance Company of
                                  America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Anderson
                                  Consulting (now Accenture) in Los Angeles and London. He has eighteen years of investment management experience. Mr. Kennedy is also a member of LSTA. He has managed the Portfolio since April 2004.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a broad list of carefully selected, securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research as well as an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on May 3, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As
of December 31, 2005, assets under management were over $     billion worldwide,
including over $43 billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
John A. Carey                     Mr. Carey, portfolio manager, Director of Portfolio Management, and an Executive
                                  Vice President, is responsible for the day-to-day management of the Portfolio.
                                  Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.             Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined Pioneer in
                                  August 2001 and has been an investment professional since 1985. Prior to joining
                                  Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.


Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
-
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of operations, annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As
of December 31, 2005, assets under management were over $   billion worldwide,
including over $   billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
J. Rodman Wright                  Mr. Wright, portfolio manager and Senior Vice President, joined Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Sean Gavin                        Mr. Gavin, assistant portfolio manager and Vice President, joined Pioneer in
                                  2002 as an assistant portfolio manager. Prior to joining Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from 2000 to 2002 and at Delphi
                                  Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price to book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Omar Aquilar, Ph.D                Dr. Aguilar, portfolio manager, has managed the Portfolio since inception.
                                  Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since (from July 1999 through
                                  January 2002).

Doug Cote                         Douglas Cote, portfolio manager, has managed the Portfolio since inception.
                                  Mr. Cote has been serving as a quantitative equity analyst with ING IM since 1996.
                                  Previously, Mr. Cote was responsible for developing quantitative applications for ING IM's equity department.

John Krementowski, CFA            John Krementowski, portfolio manager, has managed the Portfolio since inception.
                                  Mr. Krementowski is on the quantitative equity team. He joined ING IM in 1996 as an analyst and portfolio strategist in the fixed income group. Previously, he was a strategy specialist at Aetna.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental, and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index, and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                      DESCRIPTION OF PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on July 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON SUB-ADVISER

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of the Advisers. The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $ billion as of December 31, 2005.

The following individuals share are responsibility for the management of the Portfolio.



NAME                              POSITION AND RECENT BUSINESS EXPERIENCE
----                              ---------------------------------------
Carl Ghielen                      Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates' international equity teams.
                                  Mr. Ghielen has over 14 years of investment experience. Prior to joining IIMA in
                                  2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen                     Mr. Jansen, Portfolio Manager, has been the co-manager of the Portfolio since its inception. He joined IIMA or its affiliates in 1997 as senior manager and has 25 years of investment experience. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by Class S of the Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                 CLASS S SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                                                TOTAL        WAIVERS,        NET
                                           MANAGEMENT DISTRIBUTION   SHAREHOLDER     OTHER    OPERATING  REIMBURSEMENTS,  OPERATING
PORTFOLIO                                      FEE     (12b-1) FEE  SERVICES FEE  EXPENSES(2)  EXPENSES  AND RECOUPMENTS  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation         0.66%         --           0.25%                                    --
ING EquitiesPlus                             0.30%         --           0.19%                   0.49%          0.09%        0.40%
ING Evergreen Health Sciences                0.75%         --           0.25%                                    --
ING Evergreen Omega                          0.60%         --           0.25%                                    --
ING Global Real Estate                       0.90%         --           0.25%        0.21%      1.36%         (0.11)%       1.25%
ING International                            1.00%         --           0.25%                                    --
ING Janus Contrarian                         0.80%         --           0.25%                                    --
ING JPMorgan Emerging Markets Equity         1.25%(1)      --           0.25%                                    --
ING JPMorgan Small Cap Equity                0.90%         --           0.25%
ING JPMorgan Value Opportunities             0.40%         --           0.25%
ING Julius Baer Foreign                      0.96%         --           0.25%
ING Legg Mason Value                         0.80%         --           0.25%
ING Limited Maturity Bond                    0.28%         --           0.25%
ING Liquid Assets                            0.27%         --           0.25%
ING Marsico Growth                           0.77%         --           0.25%
ING Marsico International Opportunities      0.54%         --           0.25%
ING MFS Mid Cap Growth                       0.64%         --           0.25%
ING MFS Total Return                         0.64%         --           0.25%
ING MFS Utilities                            0.60%         --           0.25%
ING Oppenheimer Main Street(R)               0.64%         --           0.25%
ING PIMCO Core Bond                          0.60%         --           0.25%
ING PIMCO High Yield                         0.49%         --           0.25%
ING Pioneer Fund                             0.75%         --           0.25%
ING Pioneer Mid Cap Value                    0.75%         --           0.25%
ING Quantitative Small Cap Value Portfolio       %           %              %            %          %              %            %
ING VP Index Plus International Equity       0.45%



(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for ING EquitiesPlus, ING Global Real Estate and ING Quantitative Small Cap Value Portfolios are estimated as they had not commenced operations as of December 31, 2005. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios, which have not had a full calendar year of operations, operating expenses are based on estimated amounts for the current fiscal year. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. as Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.
(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(3) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the "Total Operating Expenses" for each Portfolio for
     the year ended December 31, 2005 would have been   %,   %,   %,   %,   %,
       %,   %, and   %, respectively. This arrangement may be discontinued at
     any time.
(4) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this Portfolio would equal 0.03%. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios, average daily net assets, which is reflected in "Other Expenses."
(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios, under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement, effective September 23, 2005, DSI has effected an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. For ING EquitiesPlus, ING Global Real Estate, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios, the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING Pioneer Mid Cap Value Portfolios, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.
(7) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its advisory fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year
     ended December 31, 2005 would have been   %. This arrangement may be
     discontinued by DSI at any time.

EXAMPLE. The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR   3 YEAR   5 YEAR   10 YEAR
--------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                   $        $        $        $
ING Equities Plus Portfolio                                      $        $        $        $
ING Evergreen Health Sciences Portfolio                          $        $        $        $
ING Evergreen Omega Portfolio                                    $        $        $        $
ING Global Real Estate Portfolio                                 $        $        $        $
ING International Portfolio                                      $        $        $        $
ING Janus Contrarian Portfolio                                   $        $        $        $
ING JPMorgan Emerging Markets Equity Portfolio                   $        $        $        $
ING JPMorgan Small Cap Equity Portfolio(1)                       $        $        $        $
ING JPMorgan Value Opportunities Portfolio(1)                    $        $        $        $
ING Julius Baer Foreign Portfolio                                $        $        $        $
ING Legg Mason Value Portfolio                                   $        $        $        $
ING Limited Maturity Bond Portfolio                              $        $        $        $
ING Liquid Assets Portfolio                                      $        $        $        $
ING Marsico Growth Portfolio                                     $        $        $        $
ING Marsico International Opportunities Portfolio(1)             $        $        $        $
ING MFS Mid Cap Growth Portfolio                                 $        $        $        $
ING MFS Total Return Portfolio                                   $        $        $        $
ING MFS Utilities Portfolio(1)                                   $        $        $        $
ING Oppenheimer Main Street Portfolio(R)                         $        $        $        $
ING PIMCO Core Bond Portfolio                                    $        $        $        $
ING PIMCO High Yield Portfolio                                   $        $        $        $
ING Pioneer Fund Portfolio                                       $        $        $        $
ING Pioneer Mid Cap Value Portfolio                              $        $        $        $
ING Quantitative Small Cap Value Portfolio                       $        $        $        $
ING VP Index Plus International Equity Portfolio                 $        $        $        $


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligation or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INDUSTRY CONCENTRATION RISK. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because a Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American


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Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including, terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market,, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

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SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of


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obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in


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investment grade, short-term debt instruments, including government, corporate and money market securities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING EquitiesPlus, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value, and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of the Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING EquitiesPlus, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING EquitiesPlus, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various services providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public

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Disclosure Hotline at 800-289-9999. An investment brochure describing the Public
Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Class S, and Service 2 Class shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Agreement, the Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the cost incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


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Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such

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"stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their Respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their Respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are an indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $______ in registered investment company assets. As of December 31, 2005, DSI managed over $_____ in registered investment company assets. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their Respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their Respective Portfolios. DSI and ING Investments delegate to each of their Respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their Respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their Respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



      PORTFOLIO                                                ADVISORY FEE
      ---------------------------------------------------------------------
      ING Eagle Asset Capital Appreciation                         0.66%
      ING Equities Plus                                                %
      ING Evergreen Health Sciences                                0.75%
      ING Evergreen Omega                                          0.60%
      ING Global Real Estate                                       0.90%
      ING International                                            1.00%
      ING Janus Contrarian                                         0.80%
      ING JPMorgan Emerging Markets Equity                         1.29%
      ING JPMorgan Small Cap Equity                                0.90%
      ING Julius Baer Foreign                                      0.96%
      ING Legg Mason Value                                         0.80%
      ING Limited Maturity Bond                                    0.28%
      ING Liquid Assets                                            0.27%
      ING Marsico Growth(1)                                        0.77%
      ING MFS Mid Cap Growth(2)                                    0.64%
      ING MFS Total Return                                         0.64%
      ING Oppenheimer Main Street(R)                               0.64%
      ING PIMCO Core Bond                                          0.60%
      ING PIMCO High Yield                                         0.49%
      ING Quantitative Small Cap Value
      ING VP Index Plus International Equity                       0.45%



(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.
(2) For the year ended December 31, 2005, Directed Services, Inc. voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

For information regarding the basis for the Board's approval of the advisory and sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the next NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determine its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of ING Liquid Assets and ING PIMCO High Yield Portfolios, respectively, are declared as dividends daily and paid monthly. The ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly and is paid annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share NAV by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING EquitiesPlus Portfolio, ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio, ING Quantitative Small Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                    10 YEARS
                                                                                                   (OR SINCE
                                                       1 YEAR         3 YEARS        5 YEARS       INCEPTION)
ING EquitiesPlus Portfolio -                            [--]%          [--]%          [--]%          [--]%
  Class [--] [--]
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Evergreen Health Sciences Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                    10 YEARS
                                                                                                   (OR SINCE
                                                       1 YEAR         3 YEARS        5 YEARS       INCEPTION)
ING Evergreen Omega Portfolio -                         [--]%          [--]%          [--]%          [--]%
  Class [--] [--]
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Global Real Estate Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING JPMorgan Emerging Markets Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING JPMorgan Value Opportunities Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Julius Baer Foreign Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Legg Mason Value Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Marsico International Opportunities Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING MFS Utilities Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                                   10 YEARS
                                                                                                   (OR SINCE
                                                       1 YEAR         3 YEARS        5 YEARS       INCEPTION)
ING Oppenheimer Main Street Portfolio(R)-               [--]%          [--]%          [--]%          [--]%
  Class [--] [--]
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING PIMCO High Yield Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Pioneer Fund Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Pioneer Mid Cap Value Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING Quantitative Small Cap Value Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%
ING VP Index Plus International Equity Portfolio -
  Class [--] [--]                                       [--]%          [--]%          [--]%          [--]%
(Comparable to ING [--] Portfolio)
[--] Index                                              [--]%          [--]%          [--]%          [--]%
[--] Index                                              [--]%          [--]%          [--]%          [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Class S shares for ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, ING Pioneer Mid Cap Value, and ING VP Index Plus International Equity Portfolios do not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

Because ING Equities Plus ING Global Real Estate and ING Quantitative Small Cap Value Portfolios had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are not available.


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005             2004              2003           2002(1)           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                        16.00            12.80            15.55            16.61
 Income (loss) from investment operations:
 Net investment income                      $                         0.21             0.15             0.13             0.12
 Net realized and unrealized gain (loss)
 on investments                             $                         2.17             3.08            (2.78)           (0.86)
 Total from investment operations           $                         2.38             3.23            (2.65)           (0.74)
 Less distributions from:
 Net investment income                      $                         0.16             0.03             0.10             0.11
 Net realized gain on investments           $                           --               --               --             0.21
 Return of capital                          $                           --               --               --               --
 Total distributions                        $                         0.16             0.03             0.10             0.32
 Net asset value, end of year               $                        18.22            16.00            12.80            15.55
 TOTAL RETURN(2)                            %                        14.88            25.26           (17.05)           (4.43)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       229,065          217,037          177,515          204,675
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture                                  %                          0.91             0.94             0.94             0.95
 Gross expenses prior to brokerage
 commission recapture                       %                          0.92             0.94             0.95             0.95
 Net investment income to average net
 assets                                     %                          1.16             1.10             0.90             0.76
 Portfolio turnover rate                    %                           125               43               41               61
------------------------------------------------------------------------------------------------------------------------------


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                                  CLASS S
                                                                        -----------------------------
                                                                        YEAR ENDED    MAY 3, 2004(1)
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           2005            2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $                           10.00
 Income from investment operations:
 Net investment income (loss)                                       $                           (0.01)
 Net realized and unrealized gain on
 investments                                                        $                            0.01
 Total from investment operations                                   $                              --
 Less distributions from:
 Net investment income                                              $                              --
 Total distributions                                                $                              --
 Net asset value, end of period                                     $                           10.00
 TOTAL RETURN(2)                                                    %                            0.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $                          31,957
 Ratios to average net assets:
 Net expenses(3)                                                    %                            1.00
 Net investment income (loss)(3)                                    %                           (0.27)
 Portfolio turnover rate                                            %                              88


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


                                                                                  CLASS S
                                                                        -----------------------------
                                                                        YEAR ENDED    MAY 3, 2004(1)
                                                                        DECEMBER 31,  TO DECEMBER 31,
                                                                           2005            2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                               $                           10.00
 Income from investment operations:
 Net investment income (loss)                                       $                            0.03
 Net realized and unrealized gain on investments                    $                            0.56
 Total from investment operations                                   $                            0.59
 Less distributions from:
 Net investment income                                              $                            0.05
 Total distributions                                                $                            0.05
 Net asset value, end of period                                     $                           10.54
 TOTAL RETURN(2)                                                    %                            5.86

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                  $                           5,670
 Ratios to average net assets:
 Net expenses(3)                                                    %                            0.85
 Net investment income (loss)(3)                                    %                            0.28
 Portfolio turnover rate                                            %                              87


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

ING INTERNATIONAL PORTFOLIO


                                                                                    CLASS S
                                                 -----------------------------------------------------------------------------
                                                                        YEAR ENDED                               DECEMBER 17,
                                                                        DECEMBER 31,                             2001(1) TO
                                                 ------------------------------------------------------------    DECEMBER 31,
                                                 2005                 2004             2003           2002(2)        2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $                          8.88             6.89             8.29             8.26
 Income (loss) from investment
 operations:
 Net investment income (loss)               $                          0.12             0.09             0.06            (0.00)*
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.36             1.92            (1.40)            0.03
 Total from investment operations           $                          1.48             2.01            (1.34)            0.03
 Less distributions from:
 Net investment income                      $                          0.09             0.02             0.04               --
 Net realized gain on investments           $                            --               --             0.02               --
 Total distributions                        $                          0.09             0.02             0.06               --
 Net asset value, end of period             $                         10.27             8.88             6.89             8.29
 TOTAL RETURN(3)                            %                         16.71            29.17           (16.15)            0.36

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $                       201,115          184,662          139,789          171,577
 Ratios to average net assets:
 Expenses(4)                                %                          1.26             1.26             1.26             1.25
 Net investment income(4)                   %                          1.19             1.19             0.69            (0.15)
 Portfolio turnover rate                    %                            87              116              115               99


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005                2004              2003           2002(1)           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $                          9.40             6.25             8.44             8.91
 Income (loss) from investment operations:
 Net investment income (loss)               $                          0.01            (0.03)           (0.03)            0.00
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.60             3.18            (2.16)           (0.45)
 Total from investment operations           $                          1.61             3.15            (2.19)           (0.45)
 Less distributions from:
 Net investment income                      $                            --               --               --             0.02
 Net realized gains on investments          $                            --               --               --               --
 Total distributions                        $                            --               --               --             0.02
 Net asset value, end of period             $                         11.01             9.40             6.25             8.44
 TOTAL RETURN(2)                            %                         17.13            50.40           (25.95)           (5.03)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $                        65,770           53,873           21,815           26,151
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture(3)                               %                          1.05             1.08             1.07             1.11
 Gross expenses prior to brokerage
 commission recapture(3)                    %                          1.06             1.11             1.11             1.11
 Net income (loss)(3)                       %                          0.14            (0.50)           (0.42)            0.25
 Portfolio turnover rate                    %                            33               43               54               95



(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005               2004(1)            2003            2002(2)           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                          9.28             6.34             7.10             7.59
 Income (loss) from investment operations:
 Net investment income (loss)               $                          0.05             0.06             0.02             0.09
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.60             2.90            (0.78)           (0.49)
 Total from investment operations           $                          1.65             2.96            (0.76)           (0.40)
 Less distributions from:
 Net investment income                      $                          0.04             0.02               --             0.08
 Dividends in excess of net investment
 income                                     $                            --               --               --               --
 Distributions from capital gains           $                            --               --               --             0.01
 Total distributions                        $                          0.04             0.02               --             0.09
 Net asset value, end of year               $                         10.89             9.28             6.34             7.10
 TOTAL RETURN(3)                            %                         17.76            46.62           (10.70)           (5.25)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       156,615          113,494           62,732           74,797
 Ratios to average net assets:              %                          1.54             1.77             1.76             1.76
 Net investment income (loss)               %                          0.62             1.06             0.25             1.27
 Portfolio turnover rate                    %                           166               95              166              180



(1) Since March 1, 2004, ING Investment Management Advisors B.V. has served as Sub-Adviser for the ING Developing World Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                           CLASS S
                                                      ---------------------------------------------------
                                                                YEAR ENDED                      MAY 1,
                                                                DECEMBER 31,                  2002(2) TO
                                                      ------------------------------------   DECEMBER 31,
                                                      2005          2004            2003        2002(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period           $                     10.63           7.92          10.00
 Income (loss) from investment
 operations:
 Net investment loss                            $                     (0.02)         (0.03)         (0.03)
 Net realized and unrealized gain (loss) on
 investments                                    $                      2.77           2.74          (2.05)
 Total from investment operations               $                      2.75           2.71          (2.08)
 Net realized gains on investments              $                      0.01             --             --
 Total distributions                            $                      0.01             --             --
 Net asset value, end of period                 $                     13.37          10.63           7.92
 TOTAL RETURN(3)                                %                     25.91          34.22         (20.80)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)           $                   158,732         65,648         13,458
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture(4)                                   %                      1.15           1.14           1.13
 Gross expenses prior to brokerage commission
 recapture(4)                                   %                      1.15           1.15           1.15
 Net investment loss(4)                         %                     (0.30)         (0.56)         (0.48)
 Portfolio turnover rate                        %                       147             35             15


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3)  Annualized for periods less than one year.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO



                                                                                 CLASS S
                                                                        --------------------------
                                                                                         APRIL 29,
                                                                        YEAR ENDED      2005(1) TO
                                                                        DECEMBER 31,   DECEMBER 31,
                                                                           2005            2005
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $
 Income from investment operations:
 Net investment income                                           $
 Net realized and unrealized gain on investments                 $
 Total from investment operations                                $
 Less distributions from:
 Net investment income                                           $
 Net realized gain on investments                                $
 Total distributions                                             $
 Net asset value, end of period                                  $
 TOTAL RETURN(2)                                                 %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $
 Ratios to average net assets:
 Expenses(3)                                                     %
 Net investment income(3)                                        %
 Portfolio turnover rate                                         %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JULIUS BAER FOREIGN PORTFOLIO



                                                                             CLASS S
                                                   ---------------------------------------------------------
                                                                YEAR ENDED
                                                                DECEMBER 31,                 MAY 1, 2002(2)
                                                   ---------------------------------------   TO DECEMBER 31,
                                                   2005            2004          2003(1)         2002(3)
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $                       10.42           8.28             10.00
 Income (loss) from investment operations:
 Net investment income (loss)                 $                        0.05           0.04              0.04
 Net realized and unrealized gain (loss) on
 investments and foreign currencies           $                        1.83           2.52             (1.74)
 Total from investment operations             $                        1.88           2.56             (1.70)
 Less distributions from:
 Net investment income                        $                        0.01           0.07              0.02
 Net realized gain on investments             $                        0.07           0.35                --
 Total distributions                          $                        0.08           0.42              0.02
 Net asset value, end of period               $                       12.22          10.42              8.28
 TOTAL RETURN(4)                              %                       18.03          31.06            (16.97)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $                     379,495         37,205             9,147
 Ratios to average net assets:                %                        1.21           1.25              1.25
 Expenses(5)                                  %                        1.21           1.25              1.25
 Net investment income/(loss)(5)              %                        0.39           0.69              0.57
 Portfolio turnover rate                      %                         104            183                23



(1) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.
(3) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.

ING LEGG MASON VALUE PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005                 2004             2003           2002(1)           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $                          8.82             7.20             8.97             9.97
 Income (loss) from investment operations:
 Net investment income                      $                         (0.01)            0.02             0.04             0.02
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.23             1.60            (1.78)           (0.97)
 Total from investment operations           $                          1.22             1.62            (1.74)           (0.95)
 Less distributions from:
 Net investment income                      $                          0.01             0.00*            0.03             0.05
 Total distributions                        $                          0.01             0.00*            0.03             0.05
 Net asset value, end of period             $                         10.03             8.82             7.20             8.97
 TOTAL RETURN(2)                            %                         13.87            22.53           (19.41)           (9.51)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $                       324,740          223,701          130,480           93,222
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture(3)                               %                          1.06             1.09             1.08             1.11
 Gross expenses prior to brokerage
 commission recapture(3)                    %                          1.06             1.10             1.11             1.11
 Ratio of net investment income (loss) to
 average net assets(3)                      %                         (0.07)            0.32             0.49             0.93
 Portfolio turnover rate                    %                            95               38               50               42



(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005             2004(1)            2003         2002(1)           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year          $                        11.65            11.44            11.02            10.53
 Income (loss) from investment operations:
 Net investment income                       $                         0.65             0.43             0.46             0.41
 Net realized and unrealized gain (loss)
 on investments                              $                        (0.49)           (0.10)            0.34             0.52
 Total from investment operations            $                         0.16             0.33             0.80             0.93
 Less distributions from:
 Net investment income                       $                         0.61            (0.09)           (0.33)           (0.44)
 Net realized and gain on investments        $                         0.10            (0.03)           (0.05)              --
 Total distributions                         $                         0.71            (0.12)           (0.38)           (0.44)
 Net asset value end of year                 $                        11.10            11.65            11.44            11.02
 TOTAL RETURN(2)                             %                         1.38             2.84             7.24             8.84

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)             $                      393,161          572,056          611,262          462,492
 Ratios to average net assets:
 Expenses                                    %                         0.53             0.53             0.53             0.53
 Expenses to average net assets              %                         0.53             0.53             0.53             0.54
 Net investment income                       %                         3.35             3.26             4.03             4.98
 Portfolio turnover rate                     %                          197               91              169              117


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING LIQUID ASSETS PORTFOLIO


                                                                                  CLASS S
                                                 -------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------------
                                                 2005                 2004            2003               2002(1)           2001
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                          1.00             1.00               1.00             1.00
 Income (loss) from investment operations:
 Net investment income                      $                         0.009            0.007              0.014            0.038
 Net realized and unrealized gain (loss)
 on investments                             $                        (0.000)*         (0.000)(1)             --               --
 Total from investment operations           $                         0.009            0.007              0.014            0.038
 Less distributions from:
 Net investment income                      $                         0.009            0.007(1)           0.014            0.038
 Total distributions                        $                         0.009            0.007              0.014            0.038
 Net asset value, end of year               $                          1.00             1.00               1.00             1.00
 TOTAL RETURN(2)                            %                          0.92             0.75               1.43             3.85

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       675,387          772,725          1,091,743         1,126,62
 Ratios to average net assets:
 Expenses                                   %                          0.54             0.53               0.53             0.54
 Net investment income                      %                          0.91             0.75               1.42             3.63


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.001.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MARSICO GROWTH PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005                 2004             2003         2002(1)(2)          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                         12.90             9.72            13.80            19.78
 Income (loss) from investment operations:
 Net investment income (loss)               $                          0.01            (0.02)           (0.02)            0.00*
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.60             3.20            (4.06)           (5.98)
 Total from investment operations           $                          1.61             3.18            (4.08)           (5.98)
 Less distributions from:
 Net investment income                      $                            --               --               --               --
 Net realized and gain on investments       $                            --               --               --               --
 Return of capital                          $                            --               --               --               --
 Total distributions                        $                            --               --               --               --
 Net asset value, end of year               $                         14.51            12.90             9.72            13.80
 TOTAL RETURN(3)                            %                         12.48            32.72           (29.57)          (30.23)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       882,416          845,269          616,225         1,101,62
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture                                  %                          1.00             1.02             0.97             1.01
 Gross expenses prior to brokerage
 commission recapture                       %                          1.03             1.04             1.04             1.01
 Net investment income (loss)               %                          0.04            (0.17)           (0.15)            0.01
 Portfolio turnover rate                    %                            72               82              186               88

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.01.


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO



                                                                CLASS S
                                                             --------------
                                                                 MAY 2,
                                                               2005(1) TO
                                                              DECEMBER 31,
                                                                  2005
---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $
 Income from investment operations:
 Net investment income                                   $
 Net realized and unrealized gain on investments         $
 Total from investment operations                        $
 Less distributions from:
 Net investment income                                   $
 Net realized gain on investments                        $
 Total distributions                                     $
 Net asset value, end of period                          $
 TOTAL RETURN(2)                                         %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $
 Ratios to average net assets:
 Expenses(3)                                             %
 Net investment income(3)                                %
 Portfolio turnover rate                                 %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005                 2004             2003           2002(1)          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                         10.10             7.26            14.18            18.67
 Income (loss) from investment operations:
 Net investment loss                        $                         (0.07)           (0.03)           (0.05)           (0.10)
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.59             2.87            (6.87)           (4.31)
 Total from investment operations           $                          1.52             2.84            (6.92)           (4.41)
 Less distributions from:
 Net realized gains on investments:         $                            --               --               --            (0.08)
 Total distributions                        $                            --               --               --            (0.08)
 Net asset value, end of year               $                         11.62            10.10             7.26            14.18
 TOTAL RETURN(2)                            %                         15.05            39.12           (48.80)          (23.62)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       764,301          743,049          522,323        1,133,396
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture and reimbursement
 of unified fee(3)                          %                          0.87             0.86             0.84             0.89
 Net expenses after reimbursement of
 unified fee and prior to brokerage
 commission recapture                       %                          0.89             0.90             0.90             0.89
 Gross expenses prior to brokerage
 commission recapture and reimbursement
 of unified fee(3)                          %                          0.89             0.90             0.90             0.89
 Net investment loss                        %                         (0.58)           (0.41)           (0.44)           (0.64)
 Portfolio turnover rate                    %                            80               95              163               94


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING MFS TOTAL RETURN PORTFOLIO



                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005                 2004            2003(1)          2002(1)          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                         17.21            14.81            15.98            17.00
 Income (loss) from investment operations:
 Net investment income                      $                          0.41             0.37             0.44             0.44
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.50             2.11            (1.25)           (0.37)
 Total from investment operations                                      1.91             2.48            (0.81)            0.07
 Less distributions from:
 Net investment income                      $                          0.34             0.08             0.34             0.46
 Net realized gain on investments           $                            --               --             0.02             0.63
 Total distributions                        $                          0.34             0.08             0.36             1.09
 Net asset value, end of year               $                         18.78            17.21            14.81            15.98
 TOTAL RETURN(2)                            %                         11.12            16.75            (5.10)            0.49

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                      1,483,81        1,326,168        1,026,503        1,002,724
 Ratios to average net assets:
 Net expenses after brokerage commission
 recapture and reimbursement of
 unified fees                               %                          0.88             0.89             0.89             0.89
 Net expenses after reimbursement of
 unified fees and prior to brokerage
 commission recapture                       %                          0.89             0.90             0.90             0.89
 Gross expenses prior to brokerage
 commission recapture and reimbursement
 of unified fees                            %                          0.89             0.90             0.90             0.89
 Net investment income                      %                          2.42             2.41             2.82             2.88
 Portfolio turnover rate                    %                            66               57               81              106


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MFS UTILITIES PORTFOLIO



                                                                    CLASS S
                                                 -------------------------------------
                                                                           MAY 2,
                                                     YEAR ENDED          2005(1) TO
                                                    DECEMBER 31,        DECEMBER 31,
                                                        2005                2005
--------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $
 Income from investment operations:
 Net investment income                       $
 Net realized and unrealized gain on
 investments                                 $
 Total from investment operations            $
 Less distributions from:
 Net investment income                       $
 Net realized gain on investments            $
 Total distributions                         $
 Net asset value, end of period              $
 TOTAL RETURN(2)                             %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $
 Ratios to average net assets:
 Expenses(3)                                 %
 Net investment income(3)                    %
 Portfolio turnover rate                     %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005             2004             2003            2002(1)          2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                         14.87            11.96            16.00            20.95
 Income (loss) from investment operations:
 Net investment income (loss)               $                          0.16             0.11             0.07             0.03
 Net realized and unrealized gain (loss)
 on investments and foreign currencies      $                          1.75             2.83            (4.05)           (4.53)
 Total from investment operations           $                          1.91             2.94            (3.98)           (4.50)
 Less distributions from:
 Net investment income                      $                          0.13             0.03             0.06             0.02
 Net realized gain on investments           $                            --               --               --             0.43
 Total distributions                        $                          0.13             0.03             0.06             0.45
 Net asset value, end of year               $                         16.65            14.87            11.96            16.00
 TOTAL RETURN(2)                            %                         12.88            24.57           (24.87)          (21.46)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       624,376          644,823          563,470          871,059
 Ratios to average net assets:
 Net expenses after brokerage
 commission recapture and reimbursement
 of unified fees                            %                          0.86             0.84             0.84             0.89
 Net expenses after reimbursement of
 unified fees and prior to brokerage
 commission recapture                       %                          0.88             0.84             0.84             0.89
 Gross expenses prior to brokerage
 commission recapture and reimbursement
 of unified fees                            %                          0.89             0.90             0.90             0.89
 Net investment income(loss)                %                          0.87             0.86             0.57             0.15
 Portfolio turnover rate                    %                           175              130              109               97


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIMCO CORE BOND PORTFOLIO



                                                                                  CLASS S
                                                 -----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------------
                                                 2005            2004(1)            2003           2002(1)         2001(2)
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year         $                         10.72            10.39             9.79             9.60
 Income (loss) from investment operations:
 Net investment income                      $                          0.35             0.41             0.36             0.26
 Net realized and unrealized gain (loss)
 on investments, foreign currencies,
 futures, options and swaps                 $                          0.16             0.10             0.48            (0.02)
 Total from investment operations           $                          0.51             0.51             0.84             0.24
 Less distributions from:
 Net investment income                      $                          0.29             0.05             0.16               --
 Net realized gain on investments           $                          0.02             0.13             0.08             0.05
 Return of capital                          $                            --               --               --               --
 Total distributions                        $                          0.31             0.18             0.24             0.05
 Net asset value, end of period             $                         10.92            10.72            10.39             9.79
 TOTAL RETURN(3)                            %                          4.78             4.84             8.68             2.46

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of year (000's)            $                       744,258          525,001          437,548          122,176
 Ratios to average net assets:
 Expenses                                   %                          0.86             0.87             0.93             1.13
 Net investment income                      %                          3.21             3.55             3.56             3.30
 Portfolio turnover rate                    %                           279              402              605              745


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since May 1, 2001, Pacific Investment Management Company has served as the Sub-Adviser of the ING PIMCO Core Bond Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING PIMCO HIGH YIELD PORTFOLIO


                                                                                   CLASS S
                                                                        -----------------------------
                                                                           YEAR       MAY 3, 2004(1)
                                                                           ENDED           TO
                                                                        DECEMBER 31,   DECEMBER 31,
                                                                           2005            2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                              10.00
 Income (loss) from investment operations:
 Net investment income                                           $                               0.42
 Net realized and unrealized loss on investments                 $                               0.48
 Total from investment operations                                $                               0.90
 Less distributions from:
 Net investment income                                           $                               0.40
 Total distributions                                             $                               0.40
 Net asset value, end of period                                  $                              10.50
 TOTAL RETURN(2)                                                 %                               9.24

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $                            697,885
 Ratios to average net assets:
 Ratio of net investment income to average net assets(3)         %                               0.74
 Net investment income(3)                                        %                               6.19
 Portfolio turnover rate                                         %                                 50


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIONEER FUND PORTFOLIO



                                                                     CLASS S
                                                                  --------------
                                                                      MAY 3,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $
 Income from investment operations:
 Net investment income                                        $
 Net realized and unrealized gain on investments              $
 Total from investment operations                             $
 Less distributions from:
 Net investment income                                        $
 Net realized gain on investments                             $
 Total distributions                                          $
 Net asset value, end of period                               $
 TOTAL RETURN(2)                                              %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $
 Ratios to average net assets:
 Expenses(3)                                                  %
 Net investment income(3)                                     %
 Portfolio turnover rate                                      %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING PIONEER MID CAP VALUE PORTFOLIO



                                                                     CLASS S
                                                                   ------------
                                                                     APRIL 29,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $
 Income from investment operations:
 Net investment income                                       $
 Net realized and unrealized gain on investments             $
 Total from investment operations                            $
 Less distributions from:
 Net investment income                                       $
 Net realized gain on investments                            $
 Total distributions                                         $
 Net asset value, end of period                              $
 TOTAL RETURN(2)                                             %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $
 Ratios to average net assets:
 Expenses(3)                                                 %
 Net investment income(3)                                    %
 Portfolio turnover rate                                     %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO



                                                                     CLASS S
                                                                   ------------
                                                                     JULY 29,
                                                                    2005(1) TO
                                                                   DECEMBER 31,
                                                                      2005
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $
 Income from investment operations:
 Net investment income                                        $
 Net realized and unrealized gain on investments              $
 Total from investment operations                             $
 Less distributions from:
 Net investment income                                        $
 Net realized gain on investments                             $
 Total distributions                                          $
 Net asset value, end of period                               $
 TOTAL RETURN(2)                                              %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $
 Ratios to average net assets:
 Expenses(3)                                                  %
 Net investment income(3)                                     %
 Portfolio turnover rate                                      %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.



[ING LOGO]


05/01/05


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE CLASS

BALANCED FUNDS

  ING FRANKLIN INCOME PORTFOLIO

  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
  ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

  ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)
  ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


STOCK FUNDS

  ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
  ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
  ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

  ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
  ING FMR(SM) EARNINGS GROWTH PORTFOLIO

  ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

  ING GLOBAL RESOURCES PORTFOLIO
  ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

  ING LORD ABBETT AFFILIATED PORTFOLIO (FORMERLY,
    ING SALOMON BROTHERS INVESTORS PORTFOLIO)
  ING MERCURY LARGE CAP GROWTH PORTFOLIO
  ING MERCURY LARGE CAP VALUE PORTFOLIO (FORMERLY,
    ING MERCURY FOCUS VALUE PORTFOLIO)

  ING SALOMON BROTHERS ALL CAP PORTFOLIO

  ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
  ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

  ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
  ING VAN KAMPEN REAL ESTATE PORTFOLIO

  ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (FORMERLY,
    ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
  ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN, SACHS & Co.

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Variable                                              2
  Contract or Qualified Plan
  Why Reading this Prospectus is Important                                     2
DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                               3
  ING Capital Guardian Small/Mid Cap Portfolio                                 6
  ING Capital Guardian U.S. Equities Portfolio                                 9
  ING FMR(SM) Diversified Mid Cap Portfolio                                   12
  ING FMR(SM) Earnings Growth Portfolio                                       15
  ING FMR(SM) Small Cap Equity Portfolio                                      17
  ING Franklin Income Portfolio                                               19
  ING Global Resources Portfolio                                              21
  ING Goldman Sachs Tollkeeper(SM) Portfolio                                  25
  ING Lord Abbett Affiliated Portfolio                                        28
  ING Mercury Large Cap Growth Portfolio                                      31
  ING Mercury Large Cap Value Portfolio                                       34
  ING Salomon Brothers All Cap Portfolio                                      37
  ING T. Rowe Price Capital Appreciation Portfolio                            40
  ING T. Rowe Price Equity Income Portfolio                                   44
  ING Templeton Global Growth Portfolio                                       47
  ING UBS U.S. Allocation Portfolio                                           51
  ING Van Kampen Equity Growth Portfolio                                      54
  ING Van Kampen Global Franchise Portfolio                                   57
  ING Van Kampen Growth and Income Portfolio                                  60
  ING Van Kampen Real Estate Portfolio                                        63
  ING Wells Fargo Mid Cap Disciplined Portfolio                               66
  ING Wells Fargo Small Cap Disciplined Portfolio                             69
PORTFOLIO FEES AND EXPENSES                                                   71
SUMMARY OF PRINCIPAL RISKS                                                    74
MORE INFORMATION
  Percentage and Rating Limitations                                           81
  A Word about Portfolio Diversity                                            81
  Additional Information about the Portfolios                                 81
  Non-Fundamental Investment Policies                                         81
  Temporary Defensive Positions                                               81
  Administrative Services                                                     81
  Portfolio Distribution                                                      82
  Additional Information Regarding the
    Classes of Shares                                                         82
    Service Fees                                                              82
  How ING Groep Compensates Entities
    Offering Our Portfolios as Investment
    Options in Their Insurance Products                                       82
  Interests of the Holders of the Variable Insurance Contracts
    And Policies and Qualified Retirement Plans                               83
  Frequent Trading - Market Timing                                            83
  Portfolio Holdings Disclosure Policy                                        84
  Reports to Shareholders                                                     84
OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                     85
  Advisory Fee                                                                85
NET ASSET VALUE                                                               86
TAXES AND DISTRIBUTIONS                                                       87
FINANCIAL HIGHLIGHTS                                                          90
TO OBTAIN MORE INFORMATION                                             Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS

ING AllianceBernstein Mid Cap Growth Portfolio - Alliance Capital Management
L.P.
ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company

ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Company ING Franklin Income Portfolio - Franklin Advisers, Inc.
ING Global Resources Portfolio - ING Investment Management Co.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc.

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about Class S shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Class S shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE


Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;


     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and


     - enter into futures contracts on securities indexes and options on such futures contracts.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these changes were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     25.56
2000    (17.12)
2001    (13.73)
2002    (30.04)
2003     67.04
2004     19.53
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                         %          %              %
     Russell Midcap(R) Growth Index         %          %              %(3)



(1) The performance information presented above is for December 31 of each year or period.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different sub-adviser.


(3)  Index return is for the period beginning August 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Alliance Capital is a leading global investment management firm supervising client accounts with assets totaling approximately $[ ] billion, as of December 31, 2005. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2005, Alliance Capital Management Holding L.P. owns approximately [ ]% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately [ ]% of the outstanding publicly traded Alliance Holding Units and approximately [ ]% of the outstanding Alliance Capital Units, which, including the general partnership interests Alliance Capital and Alliance Holding, represents a [ ]% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Catherine Wood      Senior Vice President and portfolio manager, Alliance Capital, and Chief Investment
                    Officer, Regent Investor Services, a division of Alliance Capital.

                    Ms. Wood joined Alliance Capital in 2001 from Tupelo Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms.
                    Wood worked for 19 years with Jennison Associates as a Director and portfolio manager, Equity Research Analyst and Chief Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Adviser is not constrained by a particular investment style and may invest in "growth" or "value" securities.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests of foreign companies, such as European Depository Receipts and Global Depository Receipts. The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     20.10
1997     10.32
1998     20.98
1999     50.61
2000    (18.17)
2001     (1.56)
2002    (25.43)
2003     40.36
2004      7.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - of the Russell Midcap(R) Index and custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the Smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and the Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                         %         %               %
     Russell Midcap(R) Index                %         %               %(3)
     Custom Russell 2800 Index              %         %               %(3)



(1) The performance information presented above is for December 31 of each year or period.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different sub-adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small-cap securities, as opposed to the current policy of small- and mid-cap securities.

(3)  The Index returns are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James S. Kang            Mr. Kang is Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital Guardian organization in 1987.

Karen A. Miller          Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital Guardian organization in
                         1990.

Kathryn M. Peters        Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC.

Theodore R. Samuels      Mr. Samuels is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon      Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (3.62)
2002    (23.79)
2003     36.75
2004      9.27
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the S&P 500(R) Index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                         %          %              N/A
     S&P 500(R) Index                       %          %(3)           N/A



(1) The performance information presented above is for December 31 of each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000.

(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3) The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed of the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Karen A. Miller          Ms. Miller is a Senior Vice President of Capital Capital Guardian Inc. with portfolio management responsibilities. She joined the Capital Guardian organization in 1990 where she served in various portfolio management positions.

Michael R. Ericksen      Mr. Ericksen is a Senior Vice President and portfolio manager. He joined the
                         Capital Guardian organization in 1987 where he served in various capacities.

David Fisher             Mr. Fisher is Chairman of the Board of Capital Guardian Group International,
                         Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969 where he served in various portfolio management positions.

Theodore Samuels         Mr. Samuels is a Senior Vice President and Director for Capital Guardian, as
                         well as a Director of Capital International Research, Inc. He joined the Capital
                         Guardian organization in 1981 where he served in various portfolio management positions.

Eugene P. Stein          Mr. Stein is Executive Vice President, a Director, a portfolio manager, and
                         Chairman of the Investment Committee for Capital Guardian. He joined the Capital
                         Guardian organization in 1972 where he served in various portfolio manager positions.

Terry Berkemeier         Mr. Berkemeier is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined the Capital Guardian organization in
                         1992.

Alan J. Wilson           Mr. Wilson is a Director and Senior Vice President of Capital Guardian with portfolio management responsibilities. He is also an investment analyst for
                         Capital International Research, Inc. with portfolio management responsibilities, specializing in U.S. oil services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index(TM) ("S&P MidCap 400 Index(TM)"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.


Factors considered include growth potential, earnings estimates and management.


The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                         OTHER INVESTMENT COMPANIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             SECURITIES LENDING RISK

                               SMALL COMPANY RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001     (6.64)
2002    (19.34)
2003     33.47
2004     24.10
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index(TM). The S&P MidCap 400 Index(TM) is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the S&P MidCap 400 Index(TM).


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                         %         %              N/A
     S&P MidCap 400 Index(TM)               %         %(2)           N/A



(1) The performance information presented above is for December 31 of each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000.

(2)  Index return is for the period beginning October 1, 2000.

(3) The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[___] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Tom Allen                Vice President of FMR and portfolio manager of the Portfolio since February
                         2004.

                         Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year at performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[___] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Joseph W. Day            Vice President and portfolio manager

                         Mr. Day is portfolio manager to the Portfolio. Since joining Fidelity
                         Investments in 1984, Mr. Day has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index, and the Standard & Poor's SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK
                              MID-CAP COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                         OTHER INVESTMENT COMPANIES RISK

                               SECURITIES LENDING
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[___] billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Thomas Hense             Vice President and Portfolio Manager

                         Mr. Hense had managed the Portfolio since inception. Since joining Fidelity
                         Investments in 1993, Mr. Hense had worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO

SUB-ADVISER

Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's(R) Ratings Group ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -    the experience and managerial strength of the company;

     -    responsiveness to changes in interest rates and business conditions;

     -    debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENTS

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest in

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment goal.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategy that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                     HIGH YIELD, LOWER-GRADE DEBT SECURITIES RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

The Adviser has engaged Franklin Advisers, Inc. ("Franklin"), One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. As of December 31, 2005, Franklin had $[____] in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Edward D. Perks          Mr. Perks is Vice President of Franklin and has managed the Portfolio since its inception. He joined Franklin in 1992.

Charles B. Johnson       Mr. Johnson is Chairman of the Board of Franklin and has managed the Portfolio since its inception. He joined Franklin in 1957.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also may include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


     -    securities of foreign issuers;


     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;

     -    repurchase agreements;


     -    derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins.

Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

          -    common stock;

          -    preferred stock;

          -    rights;

          -    direct equity interests in trusts;

          -    joint ventures;

          -    "partly paid" securities;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

          -    warrants;

          -    "when-issued" securities;

          -    partnerships; and

          -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses prouesesesduce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                 HARD ASSET RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               OTC INVESTMENT RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                                SHORT SALES RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     33.17
1997      6.22
1998    (29.58)
1999     23.36
2000     (4.73)
2001    (12.12)
2002      0.80
2003     52.22
2004      6.42
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                         1 YEAR    5 YEARS     10 YEARS
     CLASS S RETURN                         %         %           N/A
     S&P 500(R) Index                       %         %           N/A
     Goldman Sachs Natural Resources
     Index                                  %         %           N/A



(1) The performance information presented above is as of December 31 for each year.

(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Anthony Socci            Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Socci Joined ING IM in 2004 as a Senior Sector
                         Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock rankings for ING IM's large-cap equity strategies and for use by equity managers across ING IM. MR. Socci has 25 years of experience including 17 years in equity research, all with Dreyfus
                         Corporation.

James A. Vail            James A. Vail, Senior Vice President and portfolio manager, has managed the
                         Portfolio since January of 2006. Mr. Vail has been with ING IM since July 2000.
                         Mr. Vail has over 30 years of investment experience. Prior to joining ING IM in
                         2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER


Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, and/or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:


     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.


The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.


Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  INTERNET RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002    (38.10)
2003     40.97
2004     11.48
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on The NASDAQ Stock Market(R). It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                                                       5 YEARS
                                         1 YEAR   (OR LIFE OF CLASS)   10 YEARS
     CLASS S RETURN                         %            %               N/A
     NASDAQ Composite Index(SM)             %            %               N/A



(1) The performance information presented above is for December 31 of each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2001.

(2) The Index return for Class S shares is for the period beginning May 1, 2001.

MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001.

GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.

GSAM reported $[___] billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Steven M. Barry          Mr. Barry is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1999. From 1988 to
                         1999, Mr. Barry was a portfolio manager at Alliance Capital Management.

Gregory H. Ekizian, CFA  Mr. Ekizian is a Managing Director, Co-Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997, Mr. Ekizian was a
                         portfolio manager at Liberty and its predecessor firm, Eagle.

Scott Kolar, CFA         Mr. Kolar is a Managing Director and a senior portfolio manager of GSAM. He joined GSAM as an equity analyst in 1997 and became a portfolio manager in 1999.
                         From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

David G. Shell, CFA      Mr. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in 1997. From 1987 to
                         1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm,
                         Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO


SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")


INVESTMENT OBJECTIVE


Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Value Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Value Index was $563 million to $371.7 billion. This range may vary daily.

Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.


The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds and convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.


The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance, from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (4.27)
2002    (22.98)
2003     31.25
2004     10.26
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                        [__]%     [__]%          [__]%
     Russell 1000(R) Value Index           [__]%     [__]%          [__]%(3)
     S&P 500/Barra Value Index             [__]%     [__]%          [__]%(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations February 1, 2000.

(2) Lord, Abbett & Co., has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) The Index returns for Class S shares are for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Lord Abbett, has served as Sub-Adviser to the Portfolio since December, 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $[--] billion in assets.


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------

Eli M. Salzmann          Mr. Salzmann, Partner of Lord Abbett and Director of Large Cap Value Equity
                         Management, joined Lord Abbett in 1997.

Sholom Dinsky            Mr. Dinsky is a Partner and joined Lord Abbett in 2000 from Prudential
                         Investments, where he served as Managing Director of Prudential Asset
                         Management.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP GROWTH PORTFOLIO

SUB-ADVISER

Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative prices to earnings and price to book ratios;


     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class S shares from year-to-year.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003    26.96
2004    11.10
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                       5 YEARS
                                         1 YEAR   (OR LIFE OF CLASS)   10 YEARS
     CLASS S RETURN                         %            %               N/A
     Russell 1000(R) Growth Index           %            %               N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002.

(2) The Index return for Class S shares is for the period beginning May 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Robert C. Doll, Jr., CFA  The Portfolio is managed by a team of investment professionals who participate in the team's research process and stock selection. Mr. Doll, senior investment professional and team leader, is responsible for the setting and implementation of the Portfolio's investment strategy and the day-to-day management of its portfolio. He has been the portfolio manager since inception. Mr. Doll has been the President of Merrill Lynch Investment Managers, L.P. ("MLIM") since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Mr. Doll has been
                          President and a member of the Board of the funds advised by MLIM and its affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP VALUE PORTFOLIO


SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the marketcap range of companies included in the Russell 1000(R) Value Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Value Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:


     -    relative price-to-earnings and price-to-book ratios;

     -    stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -    weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.




                           BORROWING AND LEVERAGE RISK
                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                             INVESTMENT MODELS RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK
                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003    31.22
2004    11.52
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                       5 YEARS
                                         1 YEAR   (OR LIFE OF CLASS)   10 YEARS
     CLASS S RETURN                         %            %               N/A
     Russell 1000(R) Value Index            %            %(2)            N/A
     S&P 500(R) Index                       %            %(2)            N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002.


(2)  The Index returns for Class S shares are for period beginning May 1, 2002.


MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its
affiliates had over $[   ] billion in investment company and other portfolio
assets under management as of December 31, 2005.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Robert C. Doll           Robert C. Doll, Jr., has been responsible for the day-to-day management of the
                         Portfolio since August 2005 and has been President of Merrill Lynch Investment
                         Managers, L.P. ("MLIM") since 2001. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, he was Chief Investment Officer of
                         Oppenheimer Funds, Inc. in 1999 and an Executive Vice President thereof from
                         1991 to 1999.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO


SUB-ADVISER


Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE


Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies, but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts, or other securities representing interests in securities of foreign companies.

The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:


     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

            -    New, improved or unique products and services;
            -    New or rapidly expanding markets for the company's products;
            -    New management;
            - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
            -    Effective research, product development and marketing; and
            -    A business strategy not yet recognized by the marketplace.


The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.


The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show changes in the the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001      1.91
2002    (25.57)
2003     38.85
2004      7.85
2005

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                   10 YEARS
                                         1 YEAR    5 YEARS    (OR LIFE OF CLASS)
     CLASS S RETURN                         %         %              %
     Russell 3000(R) Index                  %         %              %(2)



(1) The performance information presented above is for December 31 of each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on February 1, 2000.

(2) The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of
December 31, 2005, SaBAM managed over $[   ] billion in assets.

On June 24, 2005, Citigroup Inc. announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason").

As part of this transaction, SaBAM, currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Adviser's investment sub-advisory agreement with SaBAM.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
John G. Goode            Managing Director, SaBAM

                         Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since
                         1969.

Peter J. Hable           Managing Director, SaBAM

                         Mr. Hable has been employed by Citigroup Inc. and its predecessor firms since
                         1983.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or,

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;


     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK
                         U.S. GOVERNMENT SECURITIES RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996    16.36
1997    15.27
1998     5.89
1999     6.92
2000    21.97
2001     9.92
2002     0.48
2003    25.23
2004    16.61
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") the Lehman Brothers U.S. Government/Credit Bond Index and a composite index, of which 60% is comprised of the S&P(R) 500 Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond Index ("60% S&P 500/40% Lehman Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.


                        AVERAGE ANNUAL TOTAL RETURN(1)(2)


                                              1 YEAR    5 YEARS     10 YEARS
          CLASS S RETURN                         %         %           %
          S&P 500(R) Index                       %         %           %
          Lehman Brothers U.S. Government/
             Credit Bond Index                   %         %           %
          60% S&P 500/40%
             Lehman Index                        %         %           %



(1) The performance information presented above is for December 31 of each year.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and
its affiliates managed over $[   ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Stephen W. Boesel        Mr. Boesel is the Committee Chair of the Investment Advisory Committee that manages the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Boesel has been Chairman of the
                         Committee since August 2001 and he has been managing investments since joining
                         T. Rowe Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee.
Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of
T. Rowe Price and Investment Advisory Committee Members of the Portfolio.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:


     -    an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index");

     -    low price/earnings ratio relative to the S&P 500(R) Index;


     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities (limited to 25% of total assets), debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of
T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     8.77
1997    17.44
1998     8.26
1999    (0.72)
2000    12.93
2001     1.36
2002   (13.19)
2003    25.16
2004    14.89
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                         1 YEAR    5 YEARS     10 YEARS
     CLASS S RETURN                         %         %           %
     S&P 500(R) Index                       %         %           %



(1) The performance information presented above is for December 31 of each year.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and
its affiliates managed approximately $[   ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Brian Rogers             Mr. Rogers is the Committee Chair of the Investment Advisory Committee that manages the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the
                         Committee since March 1999 and he has been managing investments since joining
                         T.Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO


SUB-ADVISER


Templeton Global Advisors Limited ("Templeton Global Advisors")

INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     12.10
1997     11.99
1998     29.13
1999     63.07
2000    (14.70)
2001    (12.04)
2002    (20.29)
2003     36.31
2004     10.64
2005


                 BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____  Quarter ____  (Year) ____%
                      Worst: ____  Quarter ____  (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                       5 YEARS
                                         1 YEAR   (OR LIFE OF CLASS)   10 YEARS
     CLASS S RETURN                         %            %               %
     MSCI World Index(SM)
     MSCI All Country World Index(SM)       %            %               %



(1) The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Service 2 and Class S shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser.


(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002.


MORE ON THE SUB-ADVISER


Templeton Global Advisors, an indirect wholly-owned subsidiary of Franklin Resources, Inc., has served as Portfolio Manager to the Portfolio since December 5, 2005. Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, has been an investment adviser since September 22, 1992 and as of December 31, 2005, had $[--] billion in assets under management.

The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Murdo Murchison, CFA     Mr. Murchison is Executive Vice President of Templeton Global Advisors. He
                         joined the firm in 1993 and has served as the portfolio manager for ING
                         Templeton Global Growth Portfolio since 2005. Since 1993, he has worked for
                         Franklin Templeton Investments as a research analyst and portfolio manager.
                         Mr. Murchison is the lead portfolio manager for the Portfolio and has served as the lead portfolio manager of the Portfolio since December 5, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The following individuals have secondary portfolio management responsibilities:

NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Jeffrey A. Everett, CFA  Mr. Everett is President of Templeton Global Advisors. He has been employed by
                         Templeton Global Advisors since 1989 and has held the roles of both a portfolio manager and research analyst. He has served as a portfolio manager of the
                         Portfolio since December 5, 2005.

Lisa F. Myers, CFA       Ms. Myers is Vice President of Templeton Global Advisors. She has been employed by Templeton Global Advisors since 1996 and has held the roles of both a portfolio manager and research analyst. She has served as a portfolio manager of the Portfolio since December 5, 2005.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. ALLOCATION PORTFOLIO


SUB-ADVISER


UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types, of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed-income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. Fixed-income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.

The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PORTFOLIO TURNOVER

The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (6.52)
2002    (14.77)
2003     18.02
2004     10.93
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index, the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000 / 30% Lehman Brothers U.S. Aggregate Bond / 5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                                    10 YEARS
                                                            1 YEAR    5 YEARS   (OR LIFE OF CLASS)
     CLASS S RETURN                                              %          %                 %
     Russell 3000(R) Index                                       %          %                 %(3)
     Lehman U.S. Aggregate Bond Index                            %          %                 %(3)
     Merrill Lynch U.S. High Yield Cash Pay Index                %          %                 %(3)
     65% Russell 3000 / 30% Lehman U.S.
       Aggregate Bond / 5% Merrill Lynch
       U.S. High Yield Cash Pay Index                            %          %                 %(3)



(1) The performance information presented above is for December 31 of each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on October 2, 2000.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different Sub-Adviser.

(3) Index returns for Class S shares are for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $[__] billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG, and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Brian D. Singer     Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past
                    five years, he has served as the Chief Investment Officer
                    and Managing Director.

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets, in foreign securities, including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003    23.65
2004     7.34
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                          5 YEARS
                                                            1 YEAR    (OR LIFE OF CLASS)     10 YEARS
     CLASS S RETURN                                              %               %             N/A
     Russell 1000(R) Growth Index                                %               %             N/A


               BEST QUARTER


Quarter Ended


               WORST QUARTER

Quarter Ended



(1) The performance information presented above is as of December 31 for each year or period. The bar chart and performance information table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 1, 2002.

(2) The Index return for Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen" is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 11 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 19 years of investment industry experience. Mr. Cohen
                    serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA   Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has nine years of investment industry experience. Mr.
                    Chainani serves as the co-portfolio manager and works
                    collaboratively with other team members to manage the
                    Portfolio.

Alexander Norton    Alexander Norton, Executive Director, joined Van Kampen in
                    2000 and has maintained the Portfolio since July 2005. He
                    has over 6 years investment industry experience. Mr. Norton serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.


The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below:


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]
                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003      26.24
2004      12.67
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                           5 YEARS
                                                            1 YEAR   (OR LIFE OF CLASS)   10 YEARS
     CLASS S RETURN                                              %                    %        N/A
     MSCI World Index(SM)                                        %                    %        N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002.

(2) The Index return for the Class S shares is for the period beginning May 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                  POSITION AND RECENT BUSINESS EXPERIENCE
----                  ---------------------------------------
Hassan Elmasry, CFA   Hassan is the lead portfolio manager for the Global and
                      American Franchise strategies. He joined Morgan Stanley in
                      1995 and has 21 years investment experience.

Ewa Borowska          Ewa is a senior member of the investment team for the Global and American Franchise strategies. She joined Morgan Stanley in 1998. She has 14 years of industry experience.

Michael Allison, CFA  Michael is a research analyst for the Global and American
                      Franchise strategies. He joined Morgan Stanley in 2000 and has 8 years of investment experience.

Paras Dodhia          Paras is a research analyst for the Global and American
                      Franchise strategies. He joined Morgan Stanley in 2002 and has 6 years of investment experience.

Jayson Vowles         Jayson is a research analyst for the Global and American
                      Franchise strategies. He joined Morgan Stanley in 2003 and has 4 years of investment experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's(R) or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Trust's Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 10% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996    20.65
1997    29.82
1998    14.13
1999    15.88
2000    (2.11)
2001   (11.95)
2002   (14.75)
2003    27.87
2004    14.12
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%



The table below provides some indication of the risks in investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index consists of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                      1 YEAR    5 YEARS   10 YEARS
               CLASS S RETURN                                              %          %          %
               S&P 500(R) Index                                            %          %          %
               Russell 1000(R) Index                                       %          %          %



(1) The performance information presented above is for December 31 of each year.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different sub-adviser.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                    POSITION AND RECENT BUSINESS EXPERIENCE
----                    ---------------------------------------
James A. Gilligan, CFA  Mr. Gilligan, Managing Director, joined Van Kampen in 1985 and is a member of the Equity Income Team. He is the lead
                        portfolio manager and is responsible for the execution of
                        the overall strategy of the Portfolio. Mr. Gilligan has
                        managed the Portfolio since 2002.

James O. Roeder, CFA    Mr. Roeder, Executive Director, joined Van Kampen in 1999
                        and is a member of the Equity Income Team. He has managed
                        the Portfolio since 2002.

Thomas Bastian, CFA     Mr. Bastian, Executive Director, is a member of the Equity
                        Income Team. Prior to joining Van Kampen in 2003, he was a co-portfolio manager at Raymond James Financial (Eagle Asset
                        Management). He has managed the Portfolio since 2003.

Sergio Marcheli         Mr. Marcheli, Vice President and portfolio manager for the
                        Separately Managed Account Strategies, joined Van Kampen in
                        2003. He has managed the Portfolio since 2003. Prior to
                        2003, he was a Portfolio Specialist at Van Kampen.

Vincent Vizachero, CFA  Mr. Vizachero, Vice President, joined Van Kampen in 2001 and has managed the Portfolio since 2002. Prior to 2001, Mr.
                        Vizachero was an analyst at Fidelity.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believe to be undervalued;

     - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK
                              HIGH-YIELD BOND RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996    35.30
1997    22.79
1998   (13.45)
1999    (3.81)
2000    30.99
2001     8.14
2002     0.20
2003    37.73
2004    37.77
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                      1 YEAR    5 YEARS   10 YEARS
               CLASS S RETURN                                              %          %          %
               Dow Jones Wilshire Real Estate Securities Index             %          %          %



(1) The performance information presented above is for December 31 of each year.

(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different Sub-Adviser.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Theodore R. Bigman   Mr. Bigman, Managing Director, joined Van Kampen in 1995 and has 18 years of investment experience. He is Head of Global
                     Real Estate, responsible for Morgan Stanley Investment
                     Management's real estate securities investment management
                     business. Mr. Bigman is the Portfolio's lead portfolio
                     manager and has managed the Portfolio since 2001.

                     Mr. Bigman is supported by a team of five research analysts.
                     Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management, Inc. ("Wells Capital Management")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $[ ] to $[ ], and is expected to change frequently.

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.


The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


The Portfolio may lend portfolio securities on a short-term or long-term basis up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     20.26
1997     28.95
1998     12.68
1999     24.64
2000    (15.22)
2001    (12.98)
2002    (29.26)
2003     31.11
2004     12.58
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                      Best:  ____ Quarter ____ (Year) ____%
                      Worst: ____ Quarter ____ (Year) ____%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                                      1 YEAR    5 YEARS   10 YEARS
               CLASS S RETURN                                              %          %          %
               Russell Midcap(R) Value Index                               %          %          %
               S&P 500(R) Index                                            %          %          %



(1) The performance information presented above is for December 31 of each year.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different Sub-Adviser.

MORE ON THE SUB-ADVISER


Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Robert J. Costomiris, CFA   Mr. Costomiris is the Managing Director and senior portfolio manager for the Disciplined Value Equity team of Wells
                            Capital Management and has been responsible for the
                            day-to-day management of the Portfolio since August 2005.
                            Prior to joining Wells Capital Management in 2005, he held the same responsibilities at Strong Capital Management from
                            2001 through 2005. Prior to joining Strong Capital
                            Management, Mr. Costomiris spent 4 years as the Director of
                            Research at Thomson Horstmann & Bryant in New Jersey and 4
                            years as a Senior Investment Consultant at Hewitt Associates in Chicago, Illinois. Mr. Costomiris is a member of the CFA
                            Institute and has earned the Chartered Financial Analyst
                            ("CFA") designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $[ ] million to $[ ] billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The strategy that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                EQUITY SECURITIES
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER


Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Fargo had over $____ billion in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Robert J. Costomiris, CFA  Mr. Costomiris has managed the Portfolio since inception.
                           Mr. Costomiris joined Wells Capital Management as a
                           portfolio manager in 2005. Prior to joining Wells Capital
                           Management, he was a portfolio manager at Strong Capital
                           Management, Inc. ("SCM") since April 2001. Prior to joining
                           SCM, he served as the Director of Research at Thomson
                           Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Class I Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.


                                 CLASS S SHARES
                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                     DISTRIBUTION                               TOTAL       WAIVERS,        NET
                                         MANAGEMENT     (12b-1)    SHAREHOLDER     OTHER      OPERATING  REIMBURSEMENTS,  OPERATING
PORTFOLIO                                   FEE           FEE      SERVICES FEE  EXPENSES(2)  EXPENSES   AND RECOUPMENTS  EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth        0.77%         --          0.25%            %           %(3)                        %
ING Capital Guardian Small/Mid Cap          0.66%         --          0.25%            %           %(3)                        %
ING Capital Guardian U.S. Equities          0.74%         --          0.25%            %           %(3)         (4)            %
ING FMR(SM) Diversified Mid Cap             0.65%         --          0.25%            %           %            %              %
ING FMR(SM) Earnings Growth                 0.58%         --          0.25%            %(5)                     %(6)           %
ING FMR(SM) Small Cap Equity                0.75%
ING Franklin Income
ING Global Resources                        0.66%         --          0.25%                        %                           %
ING Goldman Sachs Tollkeeper(SM)            1.35%         --          0.25%            %           %            %(6)           %
ING Lord Abbett Affiliated                  0.75%
ING Mercury Large Cap Growth                0.80%         --          0.25%(7)                     %            %(4)           %
ING Mercury Large Cap Value                 0.80%         --          0.25%                        %            %(4)           %
ING Salomon Brothers All Cap                0.74%         --          0.25%            %           %(3)                        %
ING T. Rowe Price Capital Appreciation      0.66%         --          0.25%            %           %(3)                        %
ING T. Rowe Price Equity Income             0.66%         --          0.25%            %           %(3)                        %
ING Templeton Global Growth                (0.93)%
ING UBS U.S. Allocation                     0.75%         --          0.25%            %           %            %(4)           %
ING Van Kampen Equity Growth                0.65%         --          0.25%                        %                           %
ING Van Kampen Global Franchise             1.00%         --          0.25%                        %                           %
ING Van Kampen Growth and Income            0.66%         --          0.25%            %           %(3)                        %
ING Van Kampen Real Estate                  0.66%         --          0.25%                        %                           %
ING Wells Fargo Mid Cap Disciplined        (0.68)%
ING Wells Fargo Small Cap Disciplined



(1) This table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class S shares for ING FMR(SM) Earnings Growth Portfolio does not have a full calendar year of operations, operating expenses are based on estimated amounts for the current fiscal year. Operating expenses for the Class S shares of ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios are estimated as they had not commenced operations as of December 31, 2005. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective January 1, 2005, the management fee structure for ING Templeton Global Growth Portfolio was revised.

(2) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(3) A portion of the brokerage commissions that the ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income, ING Templeton Global Growth, ING Van Kampen Growth and Income, and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%,
     [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This arrangement may be discontinued at any time.

(4) DSI, the Adviser, has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Value, ING Mercury Large Cap Growth, ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net assets as of December 31, 2005, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, and [ ]%, [ ] respectively. This expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(5) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios' average daily net assets, which is reflected in "Other Expenses."

(6) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective portfolios under which they will limit expenses of the Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will expire September 23, 2007 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) and ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. Further, regarding ING Goldman Sachs Tollkeeper(SM) Portfolio, DSI has voluntarily agreed to waive its rights to recoupment for the period from [January 1, 2005 through December 31, 2006]. This arrangement shall terminate upon the termination of the expense limitation agreement. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(7) DSI, the Distributor, has entered into a written expense limitation agreement with the Trust with respect to ING Mercury Large Cap Growth Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Shareholder Services Fee." The expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE The Example is intended to help you compare the cost of investing in Class S shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class S shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                 1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                   $          $          $          $
ING Capital Guardian Small/Mid Cap Portfolio                     $          $          $          $
ING Capital Guardian U.S. Equities Portfolio(1)                  $          $          $          $
ING FMR(SM) Diversified Mid Cap Portfolio                        $          $          $          $
ING FMR(SM) Earnings Growth Portfolio(1)                         $          $          $          $
ING FMR(SM) Small Cap Equity Portfolio                           $          $          $          $
ING Franklin Income Portfolio                                    $          $          $          $
ING Global Resources Portfolio                                   $          $          $          $
ING Goldman Sachs Tollkeeper(SM) Portfolio(1)                    $          $          $          $
ING Lord Abbett Affiliated Portfolio                             $          $          $          $
ING Mercury Large Cap Growth Portfolio(1)                        $          $          $          $
ING Mercury Large Cap Value Portfolio(1)                         $          $          $          $
ING Salomon Brothers All Cap Portfolio                           $          $          $          $
ING T. Rowe Price Capital Appreciation Portfolio                 $          $          $          $


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------
ING T. Rowe Price Equity Income Portfolio                         $          $          $          $
ING Templeton Global Growth Portfolio                             $          $          $          $
ING UBS U.S. Allocation Portfolio(1)                              $          $          $          $
ING Van Kampen Equity Growth Portfolio                            $          $          $          $
ING Van Kampen Global Franchise Portfolio                         $          $          $          $
ING Van Kampen Growth and Income Portfolio                        $          $          $          $
ING Van Kampen Real Estate Portfolio                              $          $          $          $
ING Wells Fargo Mid Cap Disciplined Portfolio                     $          $          $          $
ING Wells Fargo Small Cap Disciplined Portfolio                   $          $          $          $


(1) The Example numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

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                           SUMMARY OF PRINCIPAL RISKS
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THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT
PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of the Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter- term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannon make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market industry.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
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PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


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SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations or debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect a Portfolio. Instead, a Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and its agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary for the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or


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other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolios, directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews that the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Institutional Class, Class S and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each Portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

Effective August 1, 2002, in connection with the implementation of the Multiple Class Plan, the management fee for those Portfolios that commenced operations prior to May 2002 was reduced by 0.25%, the same amount as the new service fee.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the


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Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING


The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares


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of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as an investment option for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio's and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made and in a manner that is in the best interest of a Portfolio's shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.


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                         OVERALL MANAGEMENT OF THE TRUST
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ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005, DSI managed over $_____ in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $______ in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments, with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



     PORTFOLIO                                               ADVISORY FEES
     ---------                                               -------------
     ING AllianceBernstein Mid Cap Growth                          %
     ING Capital Guardian Small/Mid Cap                            %
     ING Capital Guardian U.S. Equities                            %
     ING FMR(SM) Diversified Mid Cap                               %
     ING FMR(SM) Earnings Growth                                   %
     ING FMR(SM) Small Cap Equity                                  %
     ING Franklin Income                                           %
     ING Goldman Sachs Tollkeeper(SM)                              %
     ING Global Resources                                          %
     ING Lord Abbett Affiliated                                    %
     ING Mercury Large Cap Growth                                  %
     ING Mercury Large Cap Value                                   %
     ING Salomon Brothers All Cap                                  %
     ING T. Rowe Price Capital Appreciation                        %
     ING T. Rowe Price Equity Income                               %
     ING Templeton Global Growth                                   %
     ING UBS U.S. Allocation                                       %
     ING Van Kampen Equity Growth                                  %
     ING Van Kampen Global Franchise                               %
     ING Van Kampen Growth and Income                              %
     ING Van Kampen Real Estate                                    %
     ING Wells Fargo Mid Cap Disciplined                           %
     ING Wells Fargo Small Cap Disciplined                         %


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                                 NET ASSET VALUE
--------------------------------------------------------------------------------


For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;


   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Resources Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMR, Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                           10 YEARS
                                                                                          (OR SINCE
                                               1 YEAR       3 YEARS        5 YEARS        INCEPTION)
                                              --------     ---------      ---------      ------------
  ING FMR(SM) Earnings Growth Portfolio -       [--]%        [--]%          [--]%            [--]%
    Class [--] [--]
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING FMR(SM) Small Cap Equity Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING Franklin Income Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                                           10 YEARS
                                                                                          (OR SINCE
                                               1 YEAR       3 YEARS        5 YEARS        INCEPTION)
                                              --------     ---------      ---------      ------------
  ING Global Resources Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING Lord Abbett Affiliated Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
    [--] Index                                  [--]%        [--]%          [--]%            [--]%
    [--] Index                                  [--]%        [--]%          [--]%            [--]%
  ING Templeton Global Growth Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING UBS U.S. Allocation Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING Wells Fargo Mid Cap Disciplined
    Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  ING Wells Fargo Small Cap Disciplined
    Portfolio -
    Class [--] [--]                             [--]%        [--]%          [--]%            [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                    [--]%        [--]%          [--]%            [--]%
  [--] Index                                    [--]%        [--]%          [--]%            [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered accounting firm.

Because the Class S Shares of ING FMR(SM) Earnings Growth and Wells Fargo Small Cap Disciplined Portfolios did not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

Because the Class I shares of ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios did not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO


                                                                                          CLASS S
                                                               --------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    14.90         8.92        12.75        14.78
  Income (loss) from investment operations:
  Net investment loss                                       $                    (0.12)       (0.07)       (0.07)       (0.07)
  Net realized and unrealized gain (loss) on investments    $                     3.03         6.05        (3.76)       (1.96)
  Total from investment operations                          $                     2.91         5.98        (3.83)       (2.03)
  Less distributions from:
  Net investment income                                     $                       --           --           --           --
  Net realized gain on investments                          $                       --           --           --           --
  Return of capital                                         $                       --           --           --           --
  Total distributions                                       $                       --           --           --           --
  Net asset value, end of year                              $                    17.81        14.90         8.92        12.75
  TOTAL RETURN(2)                                           %                    19.53        67.04       (30.04)      (13.73)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000's)                           $                  664,525      528,029      288,770      468,567
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                     0.97         0.99         1.02         1.01
  Gross expenses prior to brokerage commission recapture    %                     1.03         1.04         1.05         1.01
  Net investment income (loss)(3)                           %                    (0.79)       (0.68)       (0.69)       (0.53)
  Portfolio turnover rate                                   %                      126          111          159          211

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

                                                                                           CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    10.99         7.84        10.53        10.71
  Income (loss) from investment operations:
  Net investment income (loss)                              $                     0.02         0.02         0.02         0.01
  Net realized and unrealized gain (loss) on investments    $                     0.80         3.14        (2.70)       (0.18)
  Total from investment operations                          $                     0.82         3.16        (2.68)       (0.17)
  Less distributions from:
  Net investment income                                     $                     0.02         0.01         0.01         0.01
  Net realized gain on investments                          $                       --           --           --           --
  Total distributions                                       $                     0.02         0.01         0.01         0.01
  Net asset value, end of year                              $                    11.79        10.99         7.84        10.53
  TOTAL RETURN(2)                                           %                     7.48        40.36       (25.43)       (1.56)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                  567,903      573,425      365,177      516,009
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                     0.91         0.93         0.94         0.95
  Gross expenses prior to brokerage commission recapture    %                     0.92         0.94         0.95         0.95
  Net investment income                                     %                     0.20         0.28         0.28         0.16
  Portfolio turnover rate                                   %                       41           40           40           42

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO

                                                                                           CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    10.58         7.74        10.18        10.58
  Income (loss) from investment operations:
  Net investment income                                     $                     0.05         0.02         0.03         0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currencies                   $                     0.93         2.82        (2.45)       (0.39)
  Total from investment operations                          $                     0.98         2.84        (2.42)       (0.38)
  Less distributions from:
  Net investment income                                     $                     0.02         0.00*        0.02        (0.02)
  Net realized gain on investments                          $                       --           --           --         0.00*
  Total distributions                                       $                     0.02           --         0.02         0.02
  Net asset value, end of year                              $                    11.54        10.58         7.74        10.18
  TOTAL RETURN(2)                                           %                     9.27        36.75       (23.79)       (3.62)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                  662,965      575,864      301,376      282,049
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(3)      %                     0.99         0.99         0.99         1.01
  Gross expenses prior to brokerage commission recapture(3) %                     1.00         1.00         1.01         1.01
  Net investment income(3)                                  %                     0.44         0.30         0.33         0.17
  Portfolio turnover rate                                   %                       23           21           27           29


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO

                                                                                           CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                     9.89         7.41         9.21         9.89
  Income (loss) from investment operations:
  Net investment income (loss)                              $                    (0.03)        0.02         0.03         0.02
  Net realized and unrealized gain (loss) on investments    $                     2.41         2.46        (1.81)       (0.68)
  Total from investment operations                          $                     2.38         2.48        (1.78)       (0.66)
  Less distributions from:
  Net investment income                                     $                     0.01         0.00*        0.02         0.02
  Total distributions                                       $                     0.01           --         0.02         0.02
  Net asset value, end of period                            $                    12.26         9.89         7.41         9.21
  TOTAL RETURN(2)                                           %                    24.10        33.47       (19.34)       (6.64)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                  252,605      163,668       91,198       58,712
  Ratios to average net assets:
  Expenses(3)                                               %                     1.01         1.00         1.01         1.01
  Net investment(3)                                         %                    (0.30)        0.32         0.33         0.47
  Portfolio turnover rate                                   %                      151           93          106           89

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

*    Amount is less than $0.01.

ING FMR(SM) EARNINGS GROWTH PORTFOLIO



                                                                  CLASS S
                                                               -------------
                                                                   MAY 4,
                                                                2005(1) TO
                                                               DECEMBER 31,
                                                                   2005
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $
  Income from investment operations:
  Net investment income                                     $
  Net realized and unrealized gain on investments           $
  Total from investment operations                          $
  Less distributions from:
  Net investment income                                     $
  Net realized gain on investments                          $
  Total distributions                                       $
  Net asset value, end of period                            $
  TOTAL RETURN(2)                                           %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $
  Ratios to average net assets:
  Expenses(3)                                               %
  Net investment income(3)                                  %
  Portfolio turnover rate                                   %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO

                                                                                           CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005        2004(1)       2003      2002(1)(2)      2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    14.89         9.81         9.79        11.14
  Income (loss) from investment operations:
  Net investment income                                     $                     0.20         0.16         0.16         0.19
  Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    $                     0.75         4.96        (0.08)       (1.54)
  Total from investment operations                          $                     0.95         5.12         0.08        (1.35)
  Less distributions from:
  Net investment income                                     $                     0.13        (0.04)       (0.06)          --
  Return of capital                                         $                       --           --           --           --
  Total distributions                                       $                     0.13        (0.04)       (0.06)          --
  Net asset value, end of year                              $                    15.71        14.89         9.81         9.79
  TOTAL RETURN(2)                                           %                     6.42        52.22         0.80       (12.12)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                  190,176      144,294       69,313       33,787
  Ratio to average net assets:
  Expenses                                                  %                     0.91         0.94         0.94         0.95
  Net investment income                                     %                     1.69         2.52         1.50         1.68
  Portfolio turnover rate                                   %                      176          117          187          240

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

                                                                                                CLASS S
                                                               --------------------------------------------------------------------
                                                                                                                           MAY 1,
                                                                                YEAR ENDED DECEMBER 31,                 2001(2) TO
                                                               -----------------------------------------------------   DECEMBER 31,
                                                                   2005          2004          2003         2002(1)        2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                       6.71          4.76          7.69          10.00
  Income (loss) from investment operations:
  Net investment loss                                       $                      (0.04)        (0.06)        (0.10)         (0.06)
  Net realized and unrealized gain (loss) on
  investments                                               $                       0.81          2.01         (2.83)         (2.25)
  Total from investment operations                          $                       0.77          1.95         (2.93)         (2.31)
  Net asset value, end of period                            $                       7.48          6.71          4.76           7.69
  TOTAL RETURN(3)                                           %                      11.48         40.97        (38.10)        (23.10)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                     68,172        53,825        15,199          9,255
  Ratios to average net assets:
  Expenses(4)                                               %                       1.61          1.85          1.86           1.85
  Net investment loss(4)                                    %                      (0.60)        (1.64)        (1.79)         (1.69)
  Portfolio turnover rate                                   %                         64            30            42             21

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LORD ABBETT AFFILIATED PORTFOLIO

                                                                                           CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005        2004(1)       2003       2002(1)        2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                    10.51         8.02        10.50        11.06
  Income (loss) from investment operations:
  Net investment income                                     $                     0.14         0.10         0.09         0.04
  Net realized and unrealized gain (loss) on investments    $                     0.90         2.41        (2.50)       (0.52)
  Total from investment operations                          $                     1.04         2.51        (2.41)       (0.48)
  Less distributions from:
  Net investment income                                     $                     0.07         0.02         0.07         0.05
  Net                                                       $                       --           --           --         0.03
  Total distributions                                       $                     0.07         0.02         0.07         0.08
  Net asset value, end of period                            $                    11.48        10.51         8.02        10.50
  TOTAL RETURN(2)                                           %                     9.92        31.25       (22.98)       (4.27)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                  210,577      139,825       94,986       95,347
  Ratios to average net assets:
  Expenses(3)                                               %                     1.00         1.00         1.01         1.01
  Net investment income(3)                                  %                     1.34         1.24         1.03         0.78
  Portfolio turnover rate                                   %                       36           40           42           39

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING MERCURY LARGE CAP GROWTH PORTFOLIO

                                                                                                       CLASS S
                                                                                ---------------------------------------------------
                                                                                                                           MAY 1,
                                                                                       YEAR ENDED DECEMBER 31,          2002(1) TO
                                                                                ------------------------------------   DECEMBER 31,
                                                                                   2005         2004         2003         2002(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                     $                      10.22         8.05          10.00
  Income (loss) from investment operations:
  Net investment loss                                                      $                      (0.00)*      (0.02)         (0.01)
  Net realized and unrealized gain (loss) on investments                   $                       1.12         2.19          (1.94)
  Total from investment operations                                         $                       1.12         2.17          (1.95)
  Less distributions from:
  Net realized gain on investments                                         $                       0.85           --             --
  Return of capital                                                        $                       0.01           --             --
  Total distributions                                                      $                       0.86           --             --
  Net asset value, end of period                                           $                      10.48        10.22           8.05
  TOTAL RETURN(3)                                                          %                      11.10        26.96         (19.50)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                        $                     18,862       14,481          4,757
  Ratios to average net assets:
  Expenses(4)                                                              %                       1.05         1.05           1.05
  Net investment loss(4)                                                   %                      (0.01)       (0.27)         (0.09)
  Portfolio turnover rate                                                  %                        204          102             56

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

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                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO



                                                                                                       CLASS S
                                                                                ---------------------------------------------------
                                                                                                                           MAY 1,
                                                                                       YEAR ENDED DECEMBER 31,          2002(1) TO
                                                                                ------------------------------------   DECEMBER 31,
                                                                                   2005         2004         2003         2002(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                     $                      10.98         8.45          10.00
  Income (loss) from investment operations:
  Net investment income                                                    $                       0.02         0.01           0.00*
  Net realized and unrealized gain (loss) on investments                   $                       1.24         2.62          (1.55)
  Total from investment operations                                         $                       1.26         2.63          (1.55)
  Less distributions from:
  Net investment income                                                    $                       0.03         0.01             --
  Net realized gain on investments                                         $                       0.52         0.09             --
  Total distributions                                                      $                       0.55         0.10             --
  Net asset value, end of period                                           $                      11.69        10.98           8.45
  TOTAL RETURN(3)                                                          %                      11.52        31.22         (15.50)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                        $                     74,928       27,213          8,045
  Ratios to average net assets:
  Expenses(4)                                                              %                       1.05         1.05           1.05
  Net investment income(4)                                                 %                       0.34         0.17           0.06
  Portfolio turnover rate                                                  %                         75           76             61


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING SALOMON BROTHERS ALL CAP PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005         2004         2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                    11.88         8.56        11.53        11.45
  Income (loss) from investment operations:
  Net investment income                                     $                     0.05         0.03         0.03         0.09
  Net realized and unrealized gain (loss) on investments    $                     0.88         3.30        (2.98)        0.12
  Total from investment operations                          $                     0.93         3.33        (2.95)        0.21
  Less distributions from:
  Net investment income                                     $                     0.02         0.01         0.02         0.09
  Net realized gain on investments                          $                       --           --           --         0.04
  Total distributions                                       $                     0.02         0.01         0.02         0.13
  Net asset value, end of period                            $                    12.79        11.88         8.56        11.53
  TOTAL RETURN(2)                                           %                     7.85        38.85       (25.57)        1.91

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                  515,344      429,843      252,792      307,030
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(3)      %                     0.97         0.98         1.01         1.01
  Gross expenses prior to brokerage commission
  recapture(3)                                              %                     1.00         1.00         1.01         1.01
  Net investment income(3)                                  %                     0.44         0.30         0.32         1.15
  Portfolio turnover rate                                   %                       32           21          139           75

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005         2004         2003        2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    21.36        17.13        17.50        16.62
  Income (loss) from investment operations:
  Net investment income                                     $                     0.32         0.26         0.38         0.36
  Net realized and unrealized gain (loss)
  on investments and foreign currencies                     $                     3.22         4.06        (0.29)        1.28
  Total from investment operations                          $                     3.54         4.32         0.09         1.64
  Less distributions from:
  Net investment income                                     $                     0.24         0.07         0.26         0.37
  Net realized gain on investments                          $                     0.16         0.02         0.20         0.39
  Total distributions                                       $                     0.40         0.09         0.46         0.76
  Net asset value, end of year                              $                    24.50        21.36        17.13        17.50
  TOTAL RETURN(2)                                           %                    16.61        25.23         0.48         9.92

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                1,917,252    1,413,027      994,912      688,506
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                     0.90         0.93         0.94         0.95
  Gross expenses prior to brokerage commission recapture    %                     0.92         0.94         0.95         0.95
  Net investment income                                     %                     1.76         1.73         2.13         2.65
  Portfolio turnover rate                                   %                       21           12           16           23

(1) Per share numbers have been calculated using the monthly average share method, which more approriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005         2004(1)       2003(1)       2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                  12.12          9.72         11.41         11.67
  Income (loss) from investment operations:
  Net investment income                                     $                   0.19          0.17          0.17          0.14
  Net realized and unrealized gain (loss) on investments    $                   1.61          2.27         (1.68)         0.01
  Total from investment operations                          $                   1.80          2.44         (1.51)         0.15
  Less distributions from:
  Net investment income                                     $                   0.11          0.03          0.12          0.14
  Net realized gain on investments                          $                   0.07          0.01          0.06          0.27
  Total distributions                                       $                   0.18          0.04          0.18          0.41
  Net asset value, end of year                              $                  13.74         12.12          9.72         11.41
  TOTAL RETURN(2)                                           %                  14.89         25.16        (13.19)         1.36

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                978,340       658,866       418,276       426,726
  Ratios to average net assets:
  Net expenses after brokerage commission recapture and
  reimbursement of unified fees                             %                   0.91          0.93          0.93          0.95
  Net expenses after reimbursement of unified fees and
  prior to brokerage commission recapture                   %                   0.92          0.94          0.95          0.95
  Gross expenses before brokerage commission recapture and
  reimbursement of unified fees                             %                   0.92          0.94          0.95          0.95
  Net investment income                                     %                   1.52          1.68          1.58          1.43
  Portfolio turnover rate                                   %                     16            12            23            16

(1)  Class A commenced operations on September 9, 2002.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING TEMPLETON GLOBAL GROWTH PORTFOLIO

                                                                                            CLASS S
                                                               ---------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------
                                                                  2005(2)       2004        2003         2002(1)       2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                  11.30          8.29         10.40         11.82
  Income (loss) from investment operations:
  Net investment income (loss)                              $                   0.05          0.03          0.02          0.00*
  Net realized and unrealized gain (loss)
  on investments and foreign currencies                     $                   1.19          2.98         (2.12)        (1.41)
  Total from investment operations                          $                   1.24          3.01         (2.10)        (1.41)
  Less distributions from:
  Dividends from net investment income                      $                   0.06            --          0.00*         0.01
  Return of capital                                         $                     --            --          0.01            --
  Net realized gain on investments                          $                     --            --            --            --
  Total distributions                                       $                   0.06            --          0.01          0.01
  Net asset value, end of year                              $                  12.48         11.30          8.29         10.40
  TOTAL RETURN(3)                                           %                  10.95         36.31        (20.18)       (11.91)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                389,945       358,796       226,961       255,251
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                   1.26          1.25          1.25          1.26
  Gross expenses prior to brokerage
  commission recapture                                      %                   1.26          1.26          1.26          1.26
  Net investment income (loss)                              %                   0.45          0.38          0.20         (0.01)
  Portfolio turnover rate                                   %                     28            23            36            30

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since December 5, 2005, Templeton Global Advisors Limited has served as Sub-Adviser of the ING Templeton Global Growth Portfolio. Capital Guardian Trust Company served as Sub-Adviser of the ING Capital Guardian Managed Global Portfolio from February 1, 2000 to December 4, 2005. Prior to that date, a different firm served as Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
*    Amount is less than $0.01.

ING UBS U.S. ALLOCATION PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                   2005         2004        2003         2002(1)       2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                     8.65         7.33         8.71         9.40
  Income (loss) from investment operations:
  Net investment income                                     $                     0.11         0.09         0.09         0.03
  Net realized and unrealized gain (loss) on investments    $                     0.83         1.23        (1.38)       (0.64)
  Total from investment operations                          $                     0.94         1.32        (1.29)       (0.61)
  Less distributions from:
  Net investment income                                     $                     0.06         0.00*        0.09         0.08
  Total distributions                                       $                     0.06         0.00         0.09         0.08
  Net asset value, end of period                            $                     9.53         8.65         7.33         8.71
  TOTAL RETURN(2)                                           %                    10.93        18.02       (14.77)       (6.52)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                  102,356       68,691       47,394       51,723
  Ratios to average net assets:
  Expenses(3)                                               %                     1.01         1.01         1.01         1.01
  Net investment income(3)                                  %                     1.65         1.38         1.11         1.50
  Portfolio turnover rate                                   %                      106          203          126           50

(1) Per share numbers have been calculated using the average share method, which more appropriately represents per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                                                      CLASS S
                                                                                ---------------------------------------------------
                                                                                                                           MAY 1,
                                                                                       YEAR ENDED DECEMBER 31,          2002(1) TO
                                                                                ------------------------------------   DECEMBER 31,
                                                                                   2005         2004         2003         2002(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                      $                      9.65         7.89        10.00
  Income (loss) from investment operations:
  Net investment income                                                     $                      0.04         0.01         0.01
  Net realized and unrealized gain (loss) on investments                    $                      0.67         1.85        (2.11)
  Total from investment operations                                          $                      0.71         1.86        (2.10)
  Less distributions from:
  Net investment income                                                     $                        --         0.00*        0.01
  Net realized gain on investments                                          $                      0.05         0.10           --
  Total distributions                                                       $                      0.05         0.10         0.01
  Net asset value, end of period                                            $                     10.31         9.65         7.89
  TOTAL RETURN(3)                                                           %                      7.34        23.65       (21.05)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                         $                    40,272       29,803        6,334
  Ratios to average net assets:
  Expenses(4)                                                               %                      0.90         1.02         1.00
  Net investment income(4)                                                  %                      0.44         0.06         0.13
  Portfolio turnover rate                                                   %                       170          120          113


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

                                                                                                      CLASS S
                                                                                ---------------------------------------------------
                                                                                                                           MAY 1,
                                                                                       YEAR ENDED DECEMBER 31,          2002(2) TO
                                                                                ------------------------------------   DECEMBER 31,
                                                                                   2005         2004(1)      2003         2002(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                      $                     11.21         8.93         10.00
  Income (loss) from investment operations:
  Net investment income (loss)                                              $                      0.13         0.09          0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currencies                                        $                      1.29         2.25         (1.11)
  Total from investment operations                                          $                      1.42         2.34         (1.07)
  Less distributions from:
  Net realized gain on investments                                          $                        --         0.00*           --
  Return of capital                                                         $                        --         0.06            --
  Total distributions                                                       $                        --         0.06            --
  Net asset value, end of period                                            $                     12.63        11.21          8.93
  TOTAL RETURN(3)                                                           %                     12.67        26.24        (10.70)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                         $                   117,026       58,098        19,133
  Ratios to average net assets:
  Expenses(4)                                                               %                      1.25         1.25          1.25
  Net investment income(4)                                                  %                      1.20         1.35          0.70
  Portfolio turnover rate                                                   %                         9            9            33

(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003       2002(1)(2)      2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    21.98        17.23        20.41        23.53
  Income (loss) from investment operations:
  Net investment income                                     $                     0.27         0.23         0.20         0.07
  Net realized and unrealized gain (loss) on investments    $                     2.83         4.57        (3.21)       (2.89)
  Total from investment operations                          $                     3.10         4.80        (3.01)       (2.82)
  Less distributions from:
  Net investment income                                     $                     0.23         0.05         0.17         0.06
  Net realized gain on investments                          $                       --           --           --         0.24
  Total distributions                                       $                     0.23         0.05         0.17         0.30
  Net asset value, end of year                              $                    24.85        21.98        17.23        20.41
  TOTAL RETURN(3)                                           %                    14.12        27.87       (14.75)      (11.95)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                  825,240      759,747      599,841      793,601
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                     0.90         0.90         0.91         0.95
  Gross expenses prior to brokerage commission recapture    %                     0.92         0.94         0.95         0.95
  Net investment income                                     %                     1.13         1.25         1.08         0.33
  Portfolio turnover rate                                   %                       52           62          153           36


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

(2) Since January 30, 2002, Van Kampen has served as Sub-Adviser for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm servced as Sub-Adviser.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING VAN KAMPEN REAL ESTATE PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003(1)      2002(1)      2001(2)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    20.46        14.97        15.64        15.21
  Income (loss) from investment operations:
  Net investment income                                     $                     0.71         0.78         0.73         0.70
  Net realized and unrealized gain (loss) on investments    $                     7.01         4.86        (0.71)        0.53
  Total from investment operations                          $                     7.72         5.64         0.02         1.23
  Less distributions from:
  Net investment income                                     $                     0.35         0.03         0.44         0.59
  Net realized gain on investments                          $                     0.22         0.12         0.25         0.21
  Total distributions                                       $                     0.57         0.15         0.69         0.80
  Net asset value, end of year                              $                    27.61        20.46        14.97        15.64
  TOTAL RETURN(3)                                           %                    37.77        37.73         0.20         8.14

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                  572,066      341,126      194,207      130,643
  Ratios to average net assets:
  Expenses                                                  %                     0.91         0.93         0.95         0.95
  Net investment income                                     %                     3.93         4.67         4.56         5.35
  Portfolio turnover rate                                   %                       18           12           27           81

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Since December 17, 2001, Van Kampen has served as Sub-Adviser for the ING Van Kampen Real Estate Portfolio. Prior to that date, a different firm served as Sub-Adviser.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

                                                                                            CLASS S
                                                               --------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                  2005          2004        2003       2002(1)(2)      2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                        $                    13.14        10.03        14.20        16.33
  Income (loss) from investment operations:
  Net investment income (loss)                              $                     0.09         0.04         0.02         0.01
  Net realized and unrealized gain (loss) on investments    $                     1.56         3.08        (4.17)       (2.13)
  Total from investment operations                          $                     1.65         3.12        (4.15)       (2.12)
  Less distributions from:
  Net investment income                                     $                     0.04         0.01         0.02         0.01
  Net realized gain on investments                          $                       --           --           --           --
  Total distributions                                       $                     0.04         0.01         0.02         0.01
  Net asset value, end of year                              $                    14.75        13.14        10.03        14.20
  TOTAL RETURN(3)                                           %                    12.58        31.11       (29.26)      (12.98)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                           $                  322,510      340,331      287,276      450,704
  Ratios to average net assets:
  Net expenses after brokerage commission recapture         %                     0.88         0.89         0.87         0.95
  Gross expenses prior to brokerage
  commission recapture                                      %                     0.92         0.94         0.95         0.95
  Ratio of net investment income (loss) to
  average net assets                                        %                     0.58         0.33         0.20         0.09
  Portfolio turnover rate                                   %                       90          106          158           40

(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(2) Since August 29, 2005, Wells Capital Management has served as the Portfolio Manager for the ING Wells Fargo Mid Cap Disciplined Portfolio. Jennison Associates, LLC served as the Sub-Adviser for the ING Jennison Equity Opportunities Portfolio from August 1, 2002 to August 28, 2005. Prior to that date, a different firm served as Sub-Adviser. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO



                                                                                      CLASS S
                                                                                   -------------
                                                                                    NOVEMBER 30,
                                                                                     2005(1) TO
                                                                                    DECEMBER 31,
                                                                                        2005
------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                          $
  Income from investment operations:
  Net investment income                                                         $
  Net realized and unrealized gain on investments                               $
  Total from investment operations                                              $
  Less distributions from:
  Net investment income                                                         $
  Net realized gain on investments                                              $
  Total distributions                                                           $
  Net asset value, end of period                                                $
  TOTAL RETURN(2)                                                               %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                             $
  Ratios to average net assets:
  Expenses(3)                                                                   %
  Net investment income(3)                                                      %
  Portfolio turnover rate                                                       %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

                        (This page intentionally left blank.)

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE 2 CLASS

BALANCED FUNDS
  ING MFS TOTAL RETURN PORTFOLIO

BOND FUNDS
  ING LIMITED MATURITY BOND PORTFOLIO
  ING PIMCO CORE BOND PORTFOLIO
  ING PIMCO HIGH YIELD PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

  ING GLOBAL REAL ESTATE PORTFOLIO

  ING INTERNATIONAL PORTFOLIO
  ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
  ING JULIUS BAER FOREIGN PORTFOLIO
  ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO

  ING VP Index Plus International Equity Portfolio


MONEY MARKET FUND
  ING LIQUID ASSETS PORTFOLIO

STOCK FUNDS
  ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

  ING EQUITIESPLUS PORTFOLIO

  ING EVERGREEN HEALTH SCIENCES PORTFOLIO
  ING EVERGREEN OMEGA PORTFOLIO
  ING JANUS CONTRARIAN PORTFOLIO
  ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
  ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
  ING LEGG MASON VALUE PORTFOLIO
  ING MARSICO GROWTH PORTFOLIO
  ING MFS MID CAP GROWTH PORTFOLIO
  ING MFS UTILITIES PORTFOLIO
  ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
  ING PIONEER FUND PORTFOLIO
  ING PIONEER MID CAP VALUE PORTFOLIO

  ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THE PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE
INTRODUCTION
  ING Investors Trust                                                          2
  Advisers                                                                     2
  Portfolios and Sub-Advisers                                                  2
  Classes of Shares                                                            2
  Investing Through Your Variable                                              2
    Contract or Qualified Plan
  Why Reading this Prospectus is Important                                     2

DESCRIPTION OF THE PORTFOLIOS
  ING Eagle Asset Capital Appreciation Portfolio                               3
  ING EquitiesPlus Portfolio                                                   6
  ING Evergreen Health Sciences Portfolio                                      8
  ING Evergreen Omega Portfolio                                               11
  ING Global Real Estate Portfolio                                            13
  ING International Portfolio                                                 15
  ING Janus Contrarian Portfolio                                              18
  ING JPMorgan Emerging Markets Equity Portfolio                              22
  ING JPMorgan Small Cap Equity Portfolio                                     26
  ING JPMorgan Value Opportunities Portfolio                                  30
  ING Julius Baer Foreign Portfolio                                           32
  ING Legg Mason Value Portfolio                                              36
  ING Limited Maturity Bond Portfolio                                         40
  ING Liquid Assets Portfolio                                                 44
  ING Marsico Growth Portfolio                                                48
  ING Marsico International Opportunities Portfolio                           52
  ING MFS Mid Cap Growth Portfolio                                            55
  ING MFS Total Return Portfolio                                              59
  ING MFS Utilities Portfolio                                                 64
  ING Oppenheimer Main Street Portfolio(R)                                    67
  ING PIMCO Core Bond Portfolio                                               70
  ING PIMCO High Yield Portfolio                                              73
  ING Pioneer Fund Portfolio                                                  76
  ING Pioneer Mid Cap Value Portfolio                                         78
  ING Quantitative Small Cap Value Portfolio                                  80
  ING VP Index Plus International Equity Portfolio                            82

PORTFOLIO FEES AND EXPENSES                                                   84

SUMMARY OF PRINCIPAL RISKS                                                    86

MORE INFORMATION
  Percentage and Rating Limitation                                            93
  A Word about Portfolio Diversity                                            93
  Additional Information about the Portfolios                                 93
  Non-Fundamental Investment Policies                                         93
  Temporary Defensive Positions                                               93
  Administrative Services                                                     94
  Portfolio Distribution                                                      94
  Additional Information Regarding the Classes of Shares Rule 12b-1
    Distribution Fees                                                         95
    Service Fees                                                              95
  How ING Groep Compensates Entities Offering Our Portfolios as
    Investment Options in Their Insurance Products                            95
  Interests of the Holders of Variable Insurance Contracts and
    Policies and Qualified Retirement Plans                                   96
  Frequent Trading - Market Timing                                            96
  Portfolio Holdings Disclosure Policy                                        97
  Reports to Shareholders                                                     97

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                     98
  Advisory Fee

NET ASSET VALUE                                                              100

TAXES AND DISTRIBUTIONS                                                      101

FINANCIAL HIGHLIGHTS                                                         105

TO OBTAIN MORE INFORMATION                                             Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE: ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISERS


ING Eagle Asset Capital Appreciation Portfolio - Eagle Asset Management, Inc.

ING EquitiesPlus Portfolio - ING Investment Management Co.

ING Evergreen Health Sciences Portfolio - Evergreen Investment Management Company, LLC
ING Evergreen Omega Portfolio - Evergreen Investment Management Company, LLC

ING Global Real Estate Portfolio - ING Clarion Real Estate Securities L.P.

ING International Portfolio - ING Investment Management Co.
ING Janus Contrarian Portfolio - Janus Capital Management LLC
ING JPMorgan Emerging Markets Equity Portfolio - J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Equity Portfolio - J.P. Morgan Investment Management Inc. ING JPMorgan Value Opportunities Portfolio - J.P. Morgan Investment
Management Inc.
ING Julius Baer Foreign Portfolio - Julius Baer Investment Management LLC

ING Legg Mason Value Portfolio - Legg Mason Capital Management, Inc.

ING Limited Maturity Bond Portfolio - ING Investment Management Co.
ING Liquid Assets Portfolio - ING Investment Management Co.
ING Marsico Growth Portfolio - Marsico Capital Management, LLC
ING Marsico International Opportunities Portfolio - Marsico Capital Management, LLC
ING MFS Mid Cap Growth Portfolio - Massachusetts Financial Services Company ING MFS Utilities Portfolio - Massachusetts Financial Services Company
ING MFS Total Return Portfolio - Massachusetts Financial Services Company ING Oppenheimer Main Street Portfolio(R)- OppenheimerFunds, Inc.
ING PIMCO Core Bond Portfolio - Pacific Investment Management Company LLC ING PIMCO High Yield Portfolio - Pacific Investment Management Company LLC ING Pioneer Fund Portfolio - Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio - Pioneer Investment Management, Inc.


ING Quantitative Small Cap Value Portfolio - ING Investment Management Co. ING VP Index Plus International Equity Portfolio - ING Investment Management Advisors, B.V.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio, (except ING Liquid Assets Portfolio), offers four classes of shares. This Prospectus relates only to the Service 2 Class ("Service 2") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Shares of the Portfolios of the Trust may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


Eagle Asset Management, Inc. ("Eagle Asset")

INVESTMENT OBJECTIVE

Capital appreciation. Dividend income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price. The equity securities in which the Portfolio invests include common stocks, securities convertible into common stocks, options on equities and rights and warrants.

Eagle Asset picks stocks from the 500 largest names in the Russell 1000(R) Index (by market capitalization). It focuses on securities with solid fundamentals, predictable growth and reasonable valuations relative to their peers. Unpredictable businesses, high multiple stocks, companies with unproven business models and businesses without competitive advantage(s) are typically eliminated from consideration. This initial screening leaves a universe of about 150 above-average growth, predictable businesses that are the focus of an intense research process.


The portfolio management team ("Team") then develops an earnings model for each company in the resulting universe with each co-portfolio manager on the Team responsible for stocks in his/her sector of expertise. The research process concentrates on determining sustainable long-term growth prospects. Finally, the Team uses a quantitative relative valuation model to rank each stock based on the five year expected growth rate and relative valuation, and seeks to hold those stocks with the highest potential return, given the level of risk.


The Portfolio may invest up to 25% of its total assets in foreign issuers. The Portfolio may write covered put and call options and may purchase protective puts. It may also purchase uncovered puts and calls that expose up to 55% of the Portfolio's total assets, and may enter into financial futures contracts and options thereon and currency hedging transactions.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996       10.47
1997       27.09
1998        1.39
1999        0.37
2000        8.60
2001       (4.58)
2002      (17.17)
2003       25.05
2004       14.72
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The Russell 1000(R) Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %          %           N/A
     S&P 500(R) Index                                 %          %(2)        N/A
     Russell 1000(R) Index                            %          %(2)        N/A
     CLASS S RETURN                                   %          %             %
     S&P 500(R) Index                                 %          %             %(2)
     Russell 1000(R) Index                            %          %             %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index returns for the Service 2 shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning January 3, 1995.

MORE ON THE SUB-ADVISER

Eagle Asset has managed the Portfolio since its inception. Eagle Asset is in the business of managing institutional client accounts and individual accounts on a discretionary basis. Eagle Asset is a subsidiary of Raymond James Financial, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. As of December 31, 2005, Eagle Asset had over $11.6 billion in client assets under management. The principal address of Eagle Asset is 880 Carillon Parkway, St. Petersburg, Florida 33716.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard Skeppstrom, II        Managing Director, Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Skeppstrom has 15 years of investment experience and has been with
                              Eagle Asset since 2001. Prior to 2001, Mr. Skeppstrom was the Senior
                              Portfolio Manager for the Conservative Large Cap product at Evergreen
                              Investment Management and co-manager of the Evergreen Capital Growth
                              Fund.

Robert R. Marshall            Conservative Large-Cap Equity Portfolio Co-Manager

                              Mr. Marshall has 17 years of investment experience and came to Eagle
                              Asset in 2002 after nearly 8 years at Wachovia Securities where he was a Director and Senior Vice President of Equity Research.

E. Craig Dauer                Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Dauer came to Eagle Asset in 2001 and has 11 years of investment experience. From 1999 to 2001, Mr. Dauer was a Portfolio Co-Manager
                              for the Evergreen Investment Management Conservative Large Cap
                              product. He also served as an Equity Analyst with First Union Capital
                              Markets.

John G. Jordan, III, CFA      Conservative Large Cap Equity Portfolio Co-Manager

                              Mr. Jordan came to Eagle Asset in 2001 and has 14 years of investment experience. From 1999 to 2001, Mr. Jordan was a Portfolio Co-Manager
                              for the Conservative Large Cap product at Evergreen Investment
                              Management. He also served as a portfolio manager and research analyst at Thompson, Siegel, and Walmsley. Mr. Jordan is a Chartered Financial
                              Analyst.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING EQUITIESPLUS PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE


Seeks long term total return that (before fees and expenses) exceeds total return of the Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500(R)").


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Portfolio will invest primarily in a portfolio consisting of derivative instruments whose economic returns are closely equivalent to the returns of the S&P 500(R) or its components ("S&P 500(R) derivatives"). The S&P 500(R) derivatives in which the Portfolio invests are backed by a portfolio of fixed income instruments. The Portfolio also may invest in common stocks that are included in the S&P 500(R). The S&P 500(R) is an unmanaged index of 500 widely held common stocks, and is not available for investment. The Portfolio is neither sponsored by nor affiliated with S&P(R).

The Sub-Adviser uses S&P 500(R) derivatives in addition to or in place of securities of companies listed on the S&P 500(R) in an attempt to equal or exceed the performance of the S&P 500(R). The S&P 500(R) derivatives in which the Portfolio may invest include options, futures, options on futures and swaps.

Because the Portfolio may purchase S&P(R) derivatives at a fraction of the cost of the underlying equity securities, it can maintain an exposure to derivatives equal to up to 100% of its total assets, while at the same investing in the pool of fixed income instruments that backs the Portfolio's S&P 500(R) derivative investments. The Sub-Adviser manages the Portfolio's fixed income investments in an effort to enhance the Portfolio's total return, subject to a portfolio duration that, under normal market conditions, is not expected to exceed two years.

While it is expected that the Portfolio will normally invest substantially all of its assets in S&P 500(R) derivatives, when S&P 500(R) derivatives appear to be overvalued relative to the S&P 500(R), the Portfolio may invest all of its assets in S&P 500(R) stocks. The Portfolio also may invest in exchange traded funds ("ETFs") based on the S&P 500(R).

The Portfolio will invest in a portfolio of bonds, including but not limited to, corporate, government and mortgage bonds, which, at the time of purchase, are rated investment grade (at least BBB- by Standard & Poor's(R) Rating Group, Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated.

The Portfolio may also invest in: preferred stocks; high-quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. The Portfolio also may engage in dollar roll transactions and swap agreements.

The investment process focuses on buying bonds at a discount to their intrinsic value. The Sub-Adviser utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets (this amount may be increased to 25% for temporary purposes).

The Portfolio may lend portfolio securities on a short term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                                  MANAGER RISK

                               MARKET TRENDS RISK

                             MARKET AND COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James B. Kauffmann            Mr. Kauffmann, portfolio manager, has been with ING IM since 1996, and has managed the portfolio since its inception. Prior to joining ING
                              IM, he was a senior fixed income portfolio manager with Alfa
                              Investments, Inc., worked in the capital markets group of a major Wall
                              Street dealer and served as an analyst with a venture capital fund.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a non-diversified portfolio that will normally invest at least 80% of its assets in the equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and derive a substantial portion, I.E., more than 50%, of their sales from products and services in healthcare. These include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Portfolio may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. In choosing the best companies in which to invest, the Sub-Adviser looks for able management, growing products, leading technology, franchise niche, and a strong balance sheet, which may transform into high return on equity and consistent high earnings growth. Stocks are selected based on both the Sub-Adviser's estimate of their fundamental investment value and their relative attractiveness to their business competitors.


The Portfolio may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Portfolio may invest in foreign securities.


The Portfolio may also engage in short sales of index unit investment trusts such as the NASDAQ-100(R) Index tracking stock. Such practices are used to hedge to protect the Portfolio against market decline, to adjust the Portfolio's duration, to maintain the Portfolio's exposure to its market, to manage cash or to attempt to increase returns. These practices may actually reduce returns or increase volatility.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                             HEALTHCARE SECTOR RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                                SHORT SALES RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Service 2 Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index) and the Standard & Poor's 1500 Supercomposite Health Sector Index ("S&P 1500 Supercomposite Health Index"). The S&P 500(R) is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Health Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500(R) Index, Standard & Poor's MidCap 400 Index(TM) and Standard & Poor's SmallCap 600 Index. It is not possible to invest directly in the indices.



                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     S&P 500(R) Index                                 %            %(2)          N/A
     S&P 1500 Supercomposite Health
     Index                                            %            %(2)          N/A



(1) Service 2 shares commenced operations on May 5, 2004. The performance information presented above is for December 31 of each year or period.
(2) The Index returns for the Service 2 shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $ billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Liu-Er Chen, CFA              Mr. Chen joined EIMC in 1995 where he serves as Managing Director and
                              Senior Portfolio Manager. Mr. Chen is a Chartered Financial Analyst
                              and has managed the Portfolio since May 3, 2004. Mr. Chen brings to his position more than 7 years of investment experience.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN OMEGA PORTFOLIO


SUB-ADVISER


Evergreen Investment Management Company, LLC ("EIMC")

INVESTMENT OBJECTIVE

Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGY


The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Sub-Adviser employs a growth style of equity management. "Growth" stocks are stocks of companies which the Sub-Adviser believes to have anticipated earnings ranging from steady to accelerated growth. The Portfolio may also invest up to 25% of its assets in foreign securities.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Service 2 Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.



                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     Russell 1000(R) Growth Index                     %            %(2)          N/A



(1) Service 2 shares commenced operations on May 13, 2004. The performance information presented above is for December 31 for each year or period.

(2) The Index return for the Service 2 shares is for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

EIMC is the Sub-Adviser for the Portfolio. EIMC has been managing mutual funds and private accounts since 1932 and managed over $ billion in assets for the Evergreen funds as of December 31, 2005. The principal address of EIMC is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maureen E. Cullinane, CFA     Ms. Cullinane joined EIMC in 1974 where she serves as Managing
                              Director and Senior Portfolio Manager. Ms. Cullinane is a Chartered
                              Financial Analyst and has managed the Portfolio since May 1, 2004.
                              Ms. Cullinane brings to her position more than 25 years of experience in the investment management industry.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING GLOBAL REAL ESTATE PORTFOLIO


SUB-ADVISER


ING Clarion Real Estate Securities L.P. ("INGCRES")

INVESTMENT OBJECTIVE

The Portfolio seeks to provide investors with high total return. The Portfolio's investment objective is not fundamental and may be changed without shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio will invest at least 80% of its assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

In selecting investments for the Portfolio, the Sub-Adviser will select companies that derive at least 50% of their total revenues or earnings from owning, operating, developing and/or managing real estate. This portion of the portfolio will have investments located in a number of different countries located throughout the world, including the United States. As a general matter, the Portfolio expects these investments to be in common stocks of large-, mid- and small-sized companies, including real estate investment trusts ("REITs").

The Sub-Adviser uses a disciplined multi-step investment process for constructing the Portfolio's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.


   - First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

   - Second, the Sub-Adviser uses an in-house valuation process to identify investments it believes have superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and
      (iii) management and strategy.


The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              DIVERSIFICATION RISK

                             FOREIGN INVESTMENT RISK
                        INABILITY TO SELL SECURITIES RISK
                           INDUSTRY CONCENTRATION RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK

                              PRICE VOLATILITY RISK

                                    REIT RISK

                             SECURITIES LENDING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.


MORE ON THE SUB-ADVISER


INGCRES is the Sub-Adviser to ING Global Real Estate Portfolio. Founded in 1969, INGCRES, a Delaware limited partnership, is registered with the SEC as an investment adviser. INGCRES is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. The principal address of INGCRES is 259 N. Radnor-Chester Road, Radnor, PA 19087. INGCRES is in the business of providing investment advice to institutional and individual client accounts that, as of December 31, 2005, were valued at approximately $_____ billion.

T. Ritson Ferguson and Steven D. Burton have shared responsibility for the day-to-day management of the Portfolio, since its inception.



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
T. Ritson Ferguson, CFA       Mr. Ferguson, Chief Investment Officer ("CIO"), has 20 years of real estate investment experience. Mr. Ferguson has served as Co-CIO and more recently CIO of INGCRES since 1991.

Steven D. Burton, CFA         Mr. Burton, Managing Director, is a portfolio manager and is a member of INGCRES' Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the US. Mr. Burton joined INGCRES in 1995.


The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the U.S. The Portfolio invests primarily in companies with a large market capitalization, but may also invest in mid-and small-sized companies. The Portfolio generally invests in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities. The Portfolio may invest in government debt securities of developed foreign countries. The Portfolio may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                               MARKET TRENDS RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The follow information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002      (16.27)
2003       29.07
2004       16.47
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.



                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     MSCI EAFE(R) Index                               %            %(2)          N/A
     CLASS S RETURN                                   %            %             N/A
     MSCI EAFE(R) Index                               %            %(2)          N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations December 17, 2001, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning January 1, 2002.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Richard T. Saler              Senior Vice President and portfolio manager at ING IM. Mr. Saler was
                              Senior Vice President and Director of International Equity Investment
                              Strategy at Lexington Management Corporation, which was acquired by
                              ING IM's parent company in July 2000.

Phillip A. Schwartz           Senior Vice President and portfolio manager at ING IM. Mr. Schwartz was Senior Vice President and Director of International Equity
                              Investment Strategy at Lexington Management Corporation, which was acquired by ING IM's parent company in July 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JANUS CONTRARIAN PORTFOLIO


SUB-ADVISER


Janus Capital Management LLC ("Janus Capital")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities with the potential for long-term growth of capital. The Sub-Adviser emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company's available cash from operations, minus capital expenditures. The Sub-Adviser will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. These companies may also include special situations companies that are experiencing management changes and/or are temporarily out of favor.

The Sub-Adviser applies a "bottom up" approach in choosing investments. In other words, the Sub-Adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The Sub-Adviser makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria. Realization of income is not a significant consideration when the Sub-Adviser chooses investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.


The Portfolio is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified portfolio. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's net asset value or total return.

The Portfolio may also invest in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets), high-yield bonds (up to 20%) of any quality, index/structured securities, options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return, securities purchased on a when-issued, delayed delivery or forward commitment basis, illiquid investments (up to 15%) and from time to time, the Portfolio may invest more than 25% of its total assets in securities of companies in one or more market sectors.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment style of the Sub-Adviser. Changes are made in the portfolio of securities in which the Portfolio invests whenever the Sub-Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK

                                   SECTOR RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                             SPECIAL SITUATIONS RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001       (5.15)
2002      (26.07)
2003       50.24
2004       16.93
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of the 500 largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     S&P 500(R) Index                                 %            %(2)          N/A
     CLASS S RETURN                                   %            %               %
     S&P 500(R) Index                                 %            %               %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

Janus Capital and its predecessor firm have managed the Portfolio since its inception. Janus Capital has been an investment adviser since 1969, and provides advisory services to managed accounts and investment companies. The principal address of Janus Capital is 151 Detroit Street, Denver, Colorado 80206.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCG") and owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation. JCG is a publicly traded company with principal operations in financial asset management businesses. As of December 31, 2005,
JCG assets under management were $     billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David C. Decker               Portfolio manager of the Portfolio since its inception.

                              Mr. Decker joined Janus Capital in 1992 and has managed various other mutual funds and private accounts since that time. Mr. Decker has earned the right to use the Chartered Financial Analyst designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in securities of issuers located in at least three countries with emerging securities markets. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Countries with emerging markets include most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the United States, and most of the countries of western Europe. Equity securities in which the Portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The Portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International Emerging Markets Index(SM) ("MSCI Emerging Markets Index(SM)"). The Portfolio emphasizes securities that are ranked as undervalued, while underweighting or avoiding securities that appear overvalued. The Portfolio typically maintains full currency exposure to those markets in which it invests. However, the Portfolio may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements.


While the Portfolio invests primarily in equities, it may also invest in debt securities. The Portfolio may invest in high yield securities which are below investment grade (junk bonds). The Portfolio may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities. The Portfolio may enter into "dollar-rolls," in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

Where the capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act.


In managing the Portfolio, the Sub-Adviser seeks to add value primarily through stock selection. Thus, decisions relating to country weightings are secondary to those relating to the individual stocks included in the Portfolio. The Sub-Adviser is primarily responsible for implementing the recommendations of country specialists, who make their recommendations based on the stock ranking system.


Country specialists use their local expertise to identify, research and rank companies according to their expected performance. Stocks are assessed using a two-part analysis, which considers both expected short-term price moves (stock ranks) and longer-term business growth characteristics and qualitative factors (strategic classifications).


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK


                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK


                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999     61.44
2000    (33.89)
2001    (5.39)
2002    (10.85)
2003     46.25
2004     17.68
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the MSCI Emerging Markets Index(SM). The MSCI Emerging Markets Index(SM) is an unmanaged index that is comprised of equity securities in emerging markets. It is not possible to invest directly in the index(SM).


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     MSCI Emerging Markets
       Index(SM)                                      %            %(3)          N/A
     CLASS S RETURN                                   %            %               %
     MSCI Emerging Markets
       Index(SM)                                      %            %               %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations February 18, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since April 29, 2005. ING Investment Management Advisors B.V. managed the Portfolio from March 1, 2004 through April 28, 2005. Baring International Investment Limited managed the Portfolio from March 1, 1999 through February 29, 2004. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning March 1, 1998.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

JPMorgan serves as the Sub-Adviser to the Portfolio and is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of
December 31, 2005, JPMorgan and its affiliates had over $     billion in assets
under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Austin Forey                  Primary portfolio manager of the Portfolio and Managing Director, who has been at JPMorgan (or one of its predecessors) since 1988. Mr.Forey is responsible for Global Emerging Markets portfolios, a role he has fulfilled since 1994. Prior to this he worked in the UK market, where he was deputy head of UK research.

Ashraf el Ansary              Portfolio manager of the Portfolio since September 23, 2005, and an employee at JPMorgan since 1999, Ashraf el Ansary is an investment manager responsible for Eastern and Emerging European equities and is a Middle Eastern country specialist within the Emerging Markets Equity
                              Team.

Greg Mattiko, CFA             Portfolio manager of the Portfolio since September 23, 2005, Greg
                              Mattiko, CFA joined the Emerging Markets Equity Team in 2002 and brings a decade of experience to this role. Prior to joining JPMorgan,
                              Mr. Mattiko was a director of portfolio management for Value
                              Management & Research AG, based in Kronberg, Germany for seven years, where he was responsible for European Long/Short, European Technology,
                              Global, and U.S. equity funds.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER

J.P. Morgan Investment Management Inc. ("JPMorgan")


INVESTMENT OBJECTIVE

Capital growth over the long term.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Advisers use a multi-style approach under which the sub-advisers select assets for the Portfolio in complementary styles. One of the sub-advisers uses a more quantitative security selection process and another portfolio manager emphasizes a bottom up, fundamental approach. Each typically will manage approximately equal portions of the Portfolio's assets, although at times more of the Portfolio's assets may be allocated to either sub-advisers, depending on market conditions and cash flows into the Portfolio. New cash flows into the Portfolio will be allocated to the bottom-up, fundamental strategy until assets are managed by the sub-advisers in approximately equal portions.


Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Small-cap companies are companies with market capitalization equal to those within a universe of Russell 2000(R) Index stocks. Market capitalization is the total market value of a company's shares.


The portfolio managers using the quantitative approach narrow the universe of companies in which to invest through quantitative analysis that focuses on companies that appear attractive relative to other companies in the same economic sector. They base this analysis on both a number of quantitative factors, including valuation and improving fundamentals, as well as the fundamental stock and industry insights of the sector specific research and portfolio management teams. They then use a disciplined, systematic portfolio construction process to overweight the stocks that are the most attractive and underweight those stocks that they believe are the least attractive while trying to minimize uncompensated risks relative to the benchmark.

The portfolio manager focusing on fundamental stock selection attempts to identify companies that have a core competitive advantage and may be trading below their intrinsic value. The sector and stock weightings of the investments selected by this portfolio manager will vary from weightings of the Russell 2000(R) Index only within limits established by the fundamental team.

The Portfolio may also invest up to 20% of its total assets in foreign securities. These investments may take the form of depositary receipts. The Portfolio may also invest up to 20% of its total assets in convertible securities which generally pay interest or dividends and which can be converted into common or preferred stock.


Although the Portfolio intends to invest primarily in equity securities, under normal market conditions, it may invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements.

The Portfolio's equity holdings may include real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate.

The Portfolio may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Portfolio may use derivatives to hedge various market risks or to increase the Portfolio's income or gain.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK


                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table of the following page show the changes in the Portfolio's Service 2 Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003    33.84
2004    25.79
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Russell 2000(R) Index. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     Russell 2000(R) Index                            %            %(3)          N/A



(1) Service 2 shares commenced operations on September 9, 2002. The performance information presented above is for December 31 of each year or period.


(2) J.P. Morgan Investment Management Inc. has managed the Portfolio since May 1, 2002.


(3)  The Index return is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

JPMorgan has managed the Portfolio since its inception and is a wholly-owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $ billion in assets under management.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Christopher T. Blum           Mr. Blum, Managing Director, is a portfolio manager in the U.S. Small Cap
                              Equity Group. An employee since 1996, he rejoined JPMorgan in 2001 and is currently responsible for managing structured small-cap core and small-cap value accounts. Prior to 2001, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. He is a holder of the CFA designation.

Dennis S. Ruhl                Mr. Ruhl, Vice President, is a portfolio manager in the U.S. Small Cap
                              Equity Group. An employee of JPMorgan since 1999, his current responsibilities include managing structured small cap core and value accounts. He is a holder of the CFA designation.

Glenn Gawronski, CFA          Mr.Gawronski is a portfolio manager in the U.S Small Cap Equity Group and has 8 years of investment experience. He has been employed by JPMorgan or one of its affiliates since 1999. Mr. Gawronski is a holder of the
                              CFA designation.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


SUB-ADVISER


J.P. Morgan Investment Management Inc. ("JPMorgan")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of mid and large-capitalization companies at the time of purchase. Issuers with market capitalizations between $2 billion and $5 billion are considered mid-capitalization companies while those with market capitalizations above $5 billion are considered large-capitalization companies. Market capitalization is the total market value of a company's shares. The Sub-Adviser builds a portfolio that it believes has characteristics of undervalued securities.


Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.


The Portfolio may invest in shares of investment companies.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio may invest. The Portfolio may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Portfolio may use derivatives to hedge various investments and for risk management.


The Portfolio may invest in mortgage-related securities issued by government entities and private issuers.

The Portfolio may invest any portion of its assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INTEREST RATE RISK
                              INVESTMENT STYLE RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                         OTHER INVESTMENT COMPANIES RISK
                              PRICE VOLATILITY RISK

                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full year of performance as of December 31, 2005, annual performance information is not provided.

MORE ON THE SUB-ADVISER

JPMorgan is a wholly owned subsidiary of JPMorgan Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan also provides discretionary investment services to institutional clients and is principally located at 522 Fifth Avenue, New York, New York 10036. As of December 31, 2005, JPMorgan and its affiliates had over $ billion in assets under management.

The following individuals share responsibility for the day-to day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bradford L. Frishberg         Mr. Frishberg, Managing Director, founded and leads JPMorgan's large-cap
                              Active Value strategies in the U.S. Equity group. An employee since
                              1996, he was previously a portfolio manager in JPMorgan's London office, then moved to JPMorgan's Tokyo office before returning to New
                              York in 2000. Prior to that Mr. Frishberg managed portfolios for Aetna
                              Investment Management in Hong Kong. He is also a CFA charterholder.

Alan Gutmann                  Mr. Gutmann, Vice President and a new member of the team, has worked for
                              JPMorgan since 2003, prior to which he was a research analyst and portfolio manager at Neuberger Berman in 2002, at First Manhattan Co.
                              in 2001 and Oppenheimer Capital from 1991-2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO


SUB-ADVISER


Julius Baer Investment Management LLC ("JBIM")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Portfolio invests in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Portfolio normally invests at least 80% of its assets in international equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The equity securities in which the Portfolio may invest include common and preferred stock, American depositary receipts, European depositary receipts, Global depositary receipts, convertible securities, rights, warrants, and other investment companies, including exchange traded funds.

The Portfolio Manager selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the U.S., Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada), the stock selection process is primarily bottom-up. The Portfolio Manager concentrates on company factors such as balance sheet metrics and industry factors such as performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Portfolio Manager believes that most investment returns in developed markets come from sound, company specific fundamental research. In emerging markets, the Portfolio Manager uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of particular areas. The Portfolio Manager determines the Portfolio's exposure to Japan using a combination of bottom and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.

In selecting investments for the Portfolio, the Sub-Adviser focuses on securities located in at least five countries, although the Portfolio may at times invest all of its assets in fewer than five countries. The Portfolio will normally invest at least 65% of its assets in no fewer than three different countries located outside the U.S. The Portfolio may invest a portion of its assets in securities of issuers located in developing countries, often referred to as "emerging markets." It presently does not anticipate investing more than 25% of its total assets in such securities.

The Sub-Adviser manages the Portfolio as a core international equity product and is not constrained by a particular investment style. It may invest in "growth" or "value" securities. The Sub-Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Sub-Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Portfolio normally has a bias towards larger companies, but may also invest in small- and mid-sized companies. For these purposes, larger companies include companies with market capitalizations of $10 billion or greater.

The Portfolio may also invest in debt securities of U.S. or foreign issuers of any maturity, including (up to 10%) high risk and high yield, non-investment grade instruments commonly known as "junk bonds." The Portfolio may use futures, swaps and warrants, which are types of derivatives for hedging purposes and to maintain liquidity or to increase total return.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities they believe to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The principal investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              HIGH-YIELD BOND RISK
                                 LIQUIDITY RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                          MID-CAPITALIZATION COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK

                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Service 2 Class performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001
2002
2003       30.79
2004       17.86
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East(R) Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     MSCI EAFE(R) Index                               %            %(3)          N/A



(1) Service 2 shares commenced operations on September 9, 2002. The performance information presented above is for December 31 of each year or period.

(2) Julius Baer Investment Management LLC has managed the Portfolio since September 2, 2003. Prior to September 2, 2003, the Portfolio was managed by J.P. Morgan Investment Management, Inc., and had a different investment objective and principal investment strategies. Performance prior to September 2, 2003 is attributable to J.P. Morgan Investment Management, Inc.

(3)  The Index return is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Since September 2, 2003, JBIM has served as the Sub-Adviser to the Portfolio. JBIM is a registered investment adviser wholly owned by Julius Baer Securities, which in turn is wholly owned by Julius Baer Holding AG. JBIM specializes in the management of international and global equities, fixed-income securities and
alternative investments. As of December 31, 2005, JBIM managed over $    billion
in assets. The principal address of JBIM is 330 Madison Avenue, New York, New York 10017.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Rudolph-Riad Younes, CFA      Senior Vice President and Head of International Equity; has been with the Julius Baer organization since September 1993.

Richard Pell                  Senior Vice President and Chief Investment Officer; has been with the
                              Julius Baer organization since January 1995.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


SUB-ADVISER

Legg Mason Capital Management, Inc. ("Legg Mason")


INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities, including foreign securities. The securities may be listed on a securities exchange or traded in the over-the-counter markets. The Sub-Adviser follows its value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the Sub-Adviser's assessment of their intrinsic value. Intrinsic value, according to the Sub-Adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important. Securities may be undervalued due to uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, changes in government policy or geopolitical dynamics, and more. It should be noted that in this description of the criteria for selecting securities the word "value" is used in its academic sense rather than in the context often seen in current industry literature of "value" and "growth." Thus the Sub-Adviser may invest in securities which some analysts consider to be "value stocks" or "growth stocks." The Sub-Adviser takes a long-term approach to investing, generally characterized by long holding periods and low portfolio turnover. The Sub-Adviser generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The Sub-Adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the Sub-Adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the Sub-Adviser believes is more compelling, or to realize gains or limit potential losses.

The Portfolio may also invest in convertible and debt securities of companies having one or more of the above characteristics. The Portfolio may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as "junk bonds."

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default of the poor earnings of the issuer.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH-YIELD BOND RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001        (9.65)
2002       (19.53)
2003        22.30
2004        13.66
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     S&P 500(R) Index                                 %            %(3)          N/A
     CLASS S RETURN                                   %            %                %
     S&P 500(R) Index                                 %            %(3)             %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Legg Mason Capital Management, Inc. has managed the Portfolio since May 3, 2004. Janus Capital Management LLC managed the Portfolio from September 9, 2002 through May 2, 2004.

(3) The Index return for Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Legg Mason has served as the Sub-Adviser to the Portfolio since May 3, 2004, Founded in 1982, Legg Mason is a wholly owned subsidiary of Legg Mason, Inc. and is a specialist in the management of U.S. large-cap equities.

The principal address of Legg Mason is 100 Light St., Baltimore, MD 21202. As of December 31, 2005, Legg Mason managed over $60 billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Bill Miller - CIO             Legg Mason's investment team is led by Bill Miller, its Chief
                              Investment Officer (CIO). Mr. Miller is the creator of Legg Mason's investment process and the model portfolio used by Mary Chris Gay, the portfolio manager, as a basis for the day-to-day management of the
                              Portfolio. Mr. Miller has been employed by Legg Mason since 1982.

Mary Chris Gay                Ms. Gay, Senior Vice President and portfolio manager for the
                              Portfolio, implements the investment decisions made and strategies employed by Mr. Miller in the model portfolio, subject to the
                              Portfolio's investment objective, restrictions, cash flows, and other considerations. Ms. Gay has managed or co-managed other equity funds advised by the Legg Mason since 1998 and has been employed by one or more subsidiaries of Legg Mason since 1989.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIMITED MATURITY BOND PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. These short-to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the Portfolio maintains significant exposure to government securities.


The Sub-Adviser utilizes the following decision making process to achieve the Portfolio's objectives:


   - ACTIVE DURATION MANAGEMENT. The average duration of the Portfolio is actively managed relative to the benchmark's average duration. In rising interest rate environments, the average duration will tend to be equal to or less than the benchmark and in falling interest rate environments, the average duration will tend to be greater than the benchmark;

   - YIELD CURVE ANALYSIS. The yield curve shape is assessed to identify the risk/reward trade-off of maturity decisions and market expectations of future interest rates;


   - SECTOR SELECTION. Sectors are overweighted or underweighted relative to the benchmark based on sector analysis and market opportunities. Sectors are broadly defined to include U.S. treasury securities, U.S. government agency securities, corporate securities, mortgage-backed securities, asset-backed securities and money market securities. The Sub-Adviser may further evaluate groupings within sectors such as various industry groups within the corporate securities sector (e.g., finance, industrials, utilities, etc.); and

   - SECURITY SELECTION. The Sub-Adviser emphasizes individual securities with positive credit fundamentals, liquidity and relative value within their respective sectors.

The Portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's(R) Corporation ("S&P(R)") or, if not rated by Moody's or S&P(R), the Sub-Adviser determines at the time of investment that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P(R) (A-1+, A-1 or A-2), or determined to be of comparable quality by the Sub-Adviser. For a description of bond ratings, please refer to the Statement of Additional Information.

The Portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The Portfolio may use options and futures contracts involving securities, securities indices and interest rates. A portion of the Portfolio's assets may be invested in mortgage-backed and asset-backed debt securities.


In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits.


The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK

                                   INCOME RISK

                               INTEREST RATE RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK
                                    REIT RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996       4.17
1997       6.50
1998       6.69
1999       0.97
2000       7.55
2001       8.67
2002       7.07
2003       2.71
2004       1.23
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of Service 2 shares, to that of a broad measure of market performance - the Lehman Brothers 1-3 Year Government/Credit Bond Index. The Lehman Brothers 1-3 Year Government/Credit Bond Index is an index of publicly issued investment grade fixed-rate debt issues, including Treasuries, Agencies and credit securities with a maturity of one-to-three years. It is not possible to invest directly in the index.


                             AVERAGE ANNUAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
     CLASS S RETURN                                   %            %             %
     Lehman Brothers 1-3 Year
      Government/Credit Bond Index                    %            %             %



(1) The performance information above is as of December 31 for each year for Class S shares. Service 2 shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation has served as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately held managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James B. Kauffmann            Mr. Kauffmann, portfolio manager, has been with ING IM's since 1996, and has managed the portfolio since its inception. Prior to joining
                              ING IM, he was a senior fixed income portfolio manager with Alfa
                              Investments, Inc., worked in the capital markets group of a major Wall
                              Street dealer and served as an analyst with a venture capital fund.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


SUB-ADVISER


ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

High level of current income consistent with the preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio will operate as a diversified portfolio and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt securities that are determined by the Sub-Adviser to present minimal credit risks.

The Portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that the Portfolio will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, the Sub-Adviser may manage the Portfolio more conservatively than if it was not rated.

Portfolio investments of the Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7). Obligations in which the Portfolio invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Portfolio may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Portfolio will not exceed 90 days.

The Portfolio will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. government securities and obligations of its agencies or instrumentalities; (ii) commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; (iii) other money market mutual funds; and (iv) the following domestic, Yankee-dollar and Euro-dollar obligations: certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The Portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers.

The Portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward commitment basis. The Portfolio may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate.

In choosing investments for the Portfolio, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity as well as adherence to regulatory requirements. The four steps are:

   -  First, a formal list of high-quality issuers is actively maintained;

   - Second, securities of issuers on the approved list which meet maturity guidelines and are rated first tier (i.e., they are given the highest short-term rating by at least two nationally recognized statistical rating organizations, or by a single rating organization if a security is rated only by that organization, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Portfolio's Board of Trustees), are selected for investment;

   - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

   - Finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market and expectations of future interest rates.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                   CREDIT RISK
                             FOREIGN INVESTMENT RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                        MORTGAGE-RELATED SECURITIES RISK
                                   SECTOR RISK
                         U.S. GOVERNMENT SECURITIES RISK

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996       4.82
1997       4.93
1998       4.88
1999       4.59
2000       5.88
2001       3.71
2002       1.28
2003       0.60
2004       0.77
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the iMoneyNet First Tier Retail Index. The iMoneyNet First Tier Retail Index is an unmanaged index that includes the most broadly based money market funds. It is not possible to invest directly in the index.


                            AVERAGE ANNUAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     iMoneyNet First Tier Retail
     Index                                            %            %(2)          N/A
     CLASS S RETURN                                   %            %               %
     iMoneyNet First Tier Retail
     Index                                            %            %               %



(1) The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for Service 2 shares is for the period beginning September 1, 2002.

The Portfolio's 7-day yield as of December 31, 2005 was %. Call toll free 1-800-366-0066 for the Portfolio's current 7-day yield.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation serves as the Sub-Adviser to the Portfolio since January 1998. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David S. Yealy                Mr. Yealy joined ING IM in November 2004 and has over 19 years of investment experience. Prior to joining ING IM, he was a Managing
                              Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in equity securities selected for their growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have a market capitalization in the range of $4 billion or more. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.

In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Portfolio's core investments generally are comprised of well-known established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The Portfolio may also invest in:

   -  foreign securities (including in emerging or developing markets);


   -  forward foreign currency contracts, futures and options; and

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999        77.86
2000       (22.09)
2001       (30.34)
2002       (29.68)
2003        32.65
2004        12.34
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %          N/A
     S&P 500(R) Index                                 %            %(3)       N/A
     CLASS S RETURN                                   %            %             %
     S&P 500(R) Index                                 %            %             %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(3) The index return for Service 2 shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December 31, 2005, Marsico managed over $ billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Thomas F. Marsico             Thomas F. Marsico is the Chief Investment Officer of Marsico ("MCM") and
                              manages the investment program of the ING Marsico Growth Portfolio.
                              Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Prior to forming Marsico Capital in September
                              1997, Mr. Marsico served as the portfolio manager of the Janus Twenty
                              Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth and Income Fund from May 31, 1991
                              (the Fund's inception date) through August 11, 1997.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


SUB-ADVISER


Marsico Capital Management, LLC ("Marsico")

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a diversified portfolio and invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Portfolio may invest in companies of any size throughout the world.


The Portfolio normally invests in issuers from a number of different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. The Portfolio may hold a limited number of additional common stocks at times when the Sub-Adviser is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions.


The Portfolio may invest in common stocks of companies operating in emerging markets.


The Portfolio may invest without limit in foreign investments. These investments may be publicly traded in the United States or on a foreign exchange, and may be bought and sold in a foreign currency. The Portfolio generally selects foreign securities on a stock-by-stock basis based on considerations such as growth potential. Primarily for hedging purposes, the Portfolio may use options (including options on securities and securities indices), futures and forward foreign currency contracts.


Under normal market conditions, the Portfolio may invest up to 10% of its total assets in all types of fixed-income securities and up to 5% of its total assets in high-yield bonds and mortgage and asset-backed securities.

The Portfolio may invest up to 15% of its net assets in illiquid investments, which are securities that cannot be sold or disposed of quickly in the normal course of business.


In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection.

The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, as the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the "top-down" analysis, the Sub-Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Sub-Adviser has observed.

The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any of a number of different attributes, that may include, without limitations, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This process is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the Sub-Adviser may visit with various levels of a company's management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser may also prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is customized to follow a particular company and is generally intended to replicate and describe a company's past, present and typically potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company's fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or there are more attractive investment opportunities elsewhere.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio's core investments generally are comprised of well-known, established growth companies. However, the Portfolio also may typically include more aggressive growth companies and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it generally will not invest more than 25% of its total assets in a particular industry within a sector.

When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities. Frequency of portfolio turnover will not be a limiting factor if the Sub-Adviser considers it advantageous to purchase or sell securities. Frequent trading increases transaction costs, which could detract from the Portfolio's performance.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                                EQUITY SECURITIES

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK

                              INVESTMENT MODEL RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK

                               OTC INVESTMENT RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, charities, retirement plans, and individuals. The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202. As of December
31, 2005, Marsico managed over $     billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
James G. Gendelman            Mr. Gendelman has been associated with Marsico as a portfolio manager and Senior Analyst since 2000. Prior to joining Marsico Mr. Gendelman spent 13 years as a Vice President of International Sales for Goldman,
                              Sachs & Co.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS MID CAP GROWTH PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have reasonable valuations and above-average growth potential. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. The Russell Midcap(R) Growth Index consists of those companies in the Russell Mid-Cap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index is a widely recognized, unmanaged index that consists of the 800 smallest companies in the Russell 1000(R) Index, which contains the 1,000 largest companies in the United States. Companies whose capitalization falls below $250 million or exceeds the top of the Russell Midcap(R) Growth Index range after purchase continue to be considered mid-cap companies for purposes of the Portfolio's 80% investment policy. As of December 31, 2005, the top of the Russell Midcap(R) Growth Index was approximately $ billion. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Portfolio uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities (including American Depositary Receipts and emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of forward exchange contracts for the purchase and sale of foreign currency at a fixed price at a future date. The Portfolio may also invest in options on securities, stock indexes and futures contracts.

The Portfolio may also invest in debt securities and up to, but not including, 10% of its net assets in high-yield bonds or "junk bonds," which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Sub-Adviser to be comparable to lower rated bonds.

The Portfolio may establish "short positions" including, but not limited to, short positions in specific securities or indices through short sales. In a short sale, the Portfolio borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The Portfolio must replace the security at its market value at the time of replacement.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securites to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                              HIGH YIELD BOND RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK
                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999        78.81
2000         8.02
2001       (23.73)
2002       (48.89)
2003        38.98
2004        14.87
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %          N/A
     Russell Midcap(R) Growth Index                   %            %(2)       N/A
     CLASS S RETURN                                   %            %             %
     Russell Midcap(R) Growth Index                   %            %             %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The index return for Service 2 shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets
under management of the MFS organization were over $     billion as of December
31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
David E. Sette-Ducati         Mr. Sette-Ducati, portfolio manager, is a MFS Senior Vice President and has been employed in the MFS investment management area since
                              1995.

David M. Earnest              Mr. Earnest, portfolio manager, is a MFS Vice President and has been employed in the MFS investment management area since 2003. Prior to
                              2003, he was employed by Manning & Napier as a portfolio manager and analyst. Mr. Earnest has managed the Portfolio since December 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio is a "balanced fund," and invests in a combination of equity and fixed-income securities. Under normal market conditions, the Portfolio invests:

   - at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities) such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and

   - at least 25%, but not more than 60%, of its net assets in non-convertible fixed-income securities.


The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Sub-Adviser's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. The percentage limits described above are measured at the time of investment.

EQUITY PORTION. The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style in managing the Portfolio. This means that securities are selected based on fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts.

While the Portfolio may invest in all types of equity securities, the Sub-Adviser generally seeks to purchase equity securities of companies that the Sub-Adviser believes are undervalued in the market relative to their long-term potential. The Sub-Adviser may deem equity securities of companies to be undervalued if it believes they are temporarily out of favor in the market due to any of the following:


   -  a decline in the market;

   -  poor economic conditions;

   - developments that have affected or may affect the issuer of the securities or the issuer's industry; and

   -  the market has overlooked them.


Undervalued equity securities generally have low price-to-book, price-to-sales, price-to-cash flow and/or price-to-earnings ratios. The Portfolio focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream; and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

FIXED INCOME PORTION. The Portfolio invests in securities that pay a fixed interest rate, including:

   - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities;

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   - mortgage-backed and asset-backed securities, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the Portfolio to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the Portfolio invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the Portfolio; and

   - corporate bonds, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used as a tool in making or adjusting the Portfolio's asset allocations to various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

The Portfolio may invest up to, but not including, 20% of its net assets in foreign securities, and up to, but not including, 10% of its net assets in lower rated bonds. The Portfolio may have exposure to foreign currencies through its investment in foreign securities. The Portfolio may invest, in zero-coupon bonds, loan participations, mortgage pass-through securities and American Depositary Receipts.


The Portfolio may also invest in options, futures contracts, interest rate swaps and foreign currency transactions.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securites to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                           GOVERNMENT SECURITIES RISK
                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999        3.23
2000       16.35
2001        0.34
2002       (5.23)
2003       16.40
2004       11.02
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers Aggregate Bond Index ("LBAB Index") and the 60% S&P 500 and 40% LBAB Index ("Composite Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. The LBAB Index and the Composite Index are included to provide additional comparison information. It is not possible to invest directly in the indices.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %             N/A
     S&P 500(R) Index                                 %            %(2)          N/A
     LBAB Index                                       %            %(2)          N/A
     Composite Index                                  %            %(2)          N/A
     CLASS S RETURN                                   %            %             %
     S&P 500(R) Index                                 %            %             %(2)
     LBAB Index                                       %            %             %(2)
     Composite Index                                  %            %             %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio, which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The index returns for the Service 2 shares are for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

MFS has managed the Portfolio since its inception. MFS is the oldest U.S. mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holding, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Inc., (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of
the MFS organization were over $     billion as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Brooks Taylor                 Mr. Taylor, Senior Vice President, portfolio manager, and leader of the team, has been employed in the MFS investment management area since 1996. Mr. Taylor has managed the Portfolio since 2004.

Kenneth J. Enright            Mr. Enright, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1986. Mr. Enright has managed the Portfolio since 1999.

Steven R. Gorham              Mr. Gorham, Senior Vice President and portfolio manager, has been employed in the MFS investment management area since 1992. Mr. Gorham has managed the Portfolio since 2002.

Michael W. Roberge            Mr. Roberge, Executive Vice President and portfolio manager, has been employed in the MFS investment management area since 1996. Mr. Roberge has managed the Portfolio since 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
William P. Douglas            Mr. Douglas, Vice President and portfolio manager, has been employed in the MFS investment management area since 2004 and has over 15 years of investment experience. Prior to 2004, Mr. Douglas spent 10 years as
                              Vice President and Senior Mortgage Analyst for Wellington Management
                              Company, LLP. Mr. Douglas has managed the Portfolio since 2004.

Alan T. Langsner              Mr. Langsner, Vice President and portfolio manager, has been employed in the MFS investment management area since 1999. Mr. Langsner has managed the Portfolio since 2004.

Richard O. Hawkins, CFA       Mr. Hawkins, Senior Vice President and portfolio manager has been employed in the MFS investment management area since 1988 and has been a portfolio manager of the Portfolio since October 2005.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS UTILITIES PORTFOLIO


SUB-ADVISER


Massachusetts Financial Services Company ("MFS")

INVESTMENT OBJECTIVE

Capital growth and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers a company to be in the utilities industry if, at the time of investment, the Sub-Adviser determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities in which the Portfolio invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry are considered to include:


   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).


EQUITY INVESTMENTS. The Portfolio may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Sub-Adviser uses a bottom-up, as opposed to top-down, investment style in managing the equity portion of the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Sub-Adviser and its group of equity research analysts. In performing this analysis and selecting securities for the Portfolio, the Sub-Adviser places a particular emphasis on each of the following factors:


   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.


As noted above, the Portfolio's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed-income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.


FIXED-INCOME INVESTMENTS. The Portfolio may invest in the following fixed-income securities: corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities, and high-yield bonds.


In selecting fixed-income investments for the Portfolio, the Sub-Adviser considers the views of its large group of fixed-income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed-income markets. This three-month "horizon" outlook is used by the Sub-Adviser's fixed-income oriented funds (including the fixed-income portion of the Portfolio) as a tool in making or adjusting the Portfolio's asset allocations to these various segments of the fixed-income markets. In assessing the credit quality of fixed-income securities, the Sub-Adviser does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.


FOREIGN SECURITIES. The Portfolio may invest in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry;

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

   -  fixed-income securities of foreign companies in the utilities industry;
      and

   -  fixed-income securities issued by foreign governments.

The Portfolio may have exposure to foreign currencies through its investments in foreign securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.


The Portfolio is non-diversified and, when compared with other funds, may invest a higher percentage of its assets in a smaller number of issuers. A non-diversified portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              HIGH YIELD BOND RISK

                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                               OTC INVESTMENT RISK

                             PORTFOLIO TURNOVER RISK

                                   SECTOR RISK

                         U.S. GOVERNMENT SECURITIES RISK

                             UTILITIES INDUSTRY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have managed money since 1924 and founded the first mutual fund in the United States. MFS is a direct subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services organization). The principal address of MFS is 500 Boylston Street, Boston, Massachusetts 02116. Net assets under management of the MFS organization were
over $    billion as of December 31, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Maura A. Shaughnessy          Ms. Shaughnessy is a Senior Vice President and portfolio manager.
                              Ms. Shaughnessy has been employed in the investment management area of
                              MFS since 1991.

Robert D. Persons, CFA        Mr. Persons is a Vice President and portfolio manager. Mr. Persons has been employed in the investment management area of MFS since 2000.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


SUB-ADVISER


OppenheimerFunds, Inc. ("OppenheimerFunds")

INVESTMENT OBJECTIVE

Long-term growth of capital and future income.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Portfolio may also invest in debt securities, such as bonds and debentures, but does not currently emphasize these investments.


In selecting securities for purchase or sale by the Portfolio, the Sub-Adviser uses an investment process that combines quantitative models, fundamental research about particular securities, and individual judgment. It should be stressed that the investment process is quantitative in nature and that fundamental and judgmental elements serve to support the quantitative models. While this process and inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process currently involves the use of:


   - MULTI-FACTOR QUANTITATIVE MODELS: These include a group of "top-down" models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid or large), industries, and value or growth styles. A group of "bottom-up" models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.


   - FUNDAMENTAL RESEARCH: The Sub-Adviser uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

   - JUDGMENT: The Portfolio is then continuously rebalanced by the Sub-Adviser, using the tools described above.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                         SMALL-CAPITALIZATION COMPANY RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999       24.05
2000       (4.69)
2001      (21.58)
2002      (24.99)
2003       24.37
2004       12.70
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the S&P 500(R) index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %          N/A
     S&P 500(R) Index                                 %            %(3)       N/A
     CLASS S RETURN                                   %            %             %
     S&P 500(R) Index                                 %            %             %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations on August 14, 1998,

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) OppenheimerFunds, Inc. has managed the Portfolio since November 8, 2004. Prior to November 8, 2004, the Portfolio was managed by Massachusetts Financial Services Company, and had a different investment objective and principal investment strategies. Performance prior to November 8, 2004 is attributable to Massachusetts Financial Services Company.

(3) The index return for the Service 2 shares is for the period beginning September 1, 2002. The index returns for the Class S shares are for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

OppenheimerFunds, Sub-Adviser to the Portfolio, has been an investment advisor since January 1960. The principal address of OppenheimerFunds is Two World Financial Center, 225 Liberty Street - 11th Floor, New York, New York 10281-1008. The Sub-Adviser and its subsidiaries and controlled affiliates managed over $200 billion in assets as of December 31, 2005 including other Oppenheimer funds, with more than 6 million shareholder accounts.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Nikolaos D. Monoyios, CFA     Mr. Monoyios, a Certified Financial Analyst, is a Senior Vice
                              President of OppenheimerFunds since October 2003 and is formerly Vice
                              President of OppenheimerFunds from April 1998 through September 2003.
                              He is an Officer of 12 portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since its inception.

Marc Reinganum                Dr. Reinganum is a Vice President of OppenheimerFunds since September
                              2002 and is the Director of Quantitative Research and Portfolio
                              Strategist for Equities. He is formerly the Mary Jo Vaughn Rauscher
                              Chair in Financial Investments at Southern Methodist University since
                              1995. At Southern Methodist University, he also served as the Director of the Finance Institute, Chairman of the Finance Department,
                              President of the Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. He is an Officer of 8
                              portfolios in the OppenheimerFunds complex and has been a manager of the Portfolio since inception.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Maximum total return, consistent with preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed-income instruments of varying maturities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Sub-Adviser's forecast for interest rates.

The fixed-income instruments in which the Portfolio may invest include: securities issued or guaranteed by the U.S. government, its agencies or governmental-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities, preferred stock, corporate commercial paper, Yankee dollars and Euros; mortgaged-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities; event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises; obligations of international agencies or supranational entities; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio invests primarily in investment-grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B at the time of investment or higher by Moody's or S&P(R) or, if unrated, determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest up to 30% of its total assets in non-U.S. dollar-denominated securities, and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolio will normally hedge at least 75% of its exposure to non-U.S. dollar-denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 10% of its total assets in securities of issuers based in countries with developing (on "emerging markets") economies.

The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies. The Portfolio may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999       (8.76)
2000        0.80
2001        2.32
2002        8.53
2003        4.56
2004        4.73
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 Class and Class S shares' performance to those of a broad measure of market performance - the Lehman Brothers Aggregate Bond Index ("LBAB Index"). The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. government, investment grade, mortgage-backed and corporate debt securities. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF   (OR LIFE OF
                                                              CLASS)        CLASS)
     SERVICE 2 RETURN                                 %            %          N/A
     LBAB Index                                       %            %(3)       N/A
     CLASS S RETURN                                   %            %             %
     LBAB Index                                       %            %             %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Pacific Investment Management Company, LLC ("PIMCO") has managed the Portfolio since May 1, 2001. Prior to May 1, 2001 a different sub-adviser managed the Portfolio under different principal investment strategies.

(3) The index return for the Service 2 shares is for the period beginning September 1, 2002. The index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER


Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach, California 92660. As of December 31, 2004, PIMCO had over $445.7 billion in assets under management.


PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Pasi Hamalainen               Mr. Hamalainen is a Managing Director, generalist portfolio manager, member of the investment committee and head of global risk oversight.
                              Previously, he served as PIMCO's head of Fixed-Income portfolio management in Europe, as the director of portfolio analytics and co-head of the firm's mortgage team in Newport Beach. Mr. Hamalainen joined PIMCO in 1994, previously having held a fellowship at The
                              Wharton School. He has 12 years of investment experience. He has managed the Portfolio since September 2001.

Raymond G. Kennedy, CFA       Mr. Kennedy is a Managing Director, portfolio manager and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined PIMCO in 1996, previously having been associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that, he was a consultant for Andersen Consulting (now Accenture) in Los Angeles and
                              London. He has eighteen years of investment management experience.
                              Mr. Kennedy is also a member of LSTA.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIMCO HIGH YIELD PORTFOLIO


SUB-ADVISER


Pacific Investment Management Company LLC ("PIMCO")

INVESTMENT OBJECTIVE

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc., Standard and Poor's(R) Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The remainder of the Portfolio's assets may be invested in investment grade fixed-income instruments. The average portfolio duration of the Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to non-U.S. dollar denominated securities to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging markets") economies.


Consistent with its investment strategy and policies, the Portfolio may invest in fixed-income instruments which include, but are not limited to: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities; preferred stock; corporate commercial paper; "Yankee" dollars and "Euro" securities; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits, and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; obligations of international agencies or supranational entities; money market instruments; and collateralized debt obligations. The Portfolio may invest in derivatives based on fixed-income instruments.

The Portfolio may invest in derivatives, and its net exposure to derivative securities may be equal to up to 100% of its total assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortage-or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as "buy backs" or "dollar rolls"). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital improvements, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results.


The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                   CREDIT RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                              EMERGING MARKETS RISK
                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                               INTEREST RATE RISK
                                 LEVERAGING RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



     Best:  ______ Quarter _______ (Year) _______%
     Worst: ______ Quarter _______ (Year) _______%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad measures of market performance - the Merrill Lynch U.S. High Yield, BB- B Rated, Constrained Index ("Merrill Lynch U.S. High Yield Constrained Index") and the Merrill Lynch U.S. BB- B Rated High Yield Index ("Merrill Lynch U.S. High Yield Index"). The Merrill U.S. High Yield Constrained Index tracks the performance of BB- B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's(R). The Merrill Lynch U.S. High Yield Constrained Index is intended to be the comparative index for the Portfolio. The Merrill Lynch U.S. High Yield Constrained Index is a more appropriate index than the Merrill Lynch U.S. High Yield Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR      5 YEARS       10 YEARS
                                                           (OR LIFE OF
                                                              CLASS)
     CLASS S RETURN                                   %            %             N/A
     Merrill Lynch U.S. High Yield
     Constrained                                      %            %(2)          N/A
     Merrill Lynch U.S. High Yield
     Index                                            %            %(2)          N/A



(1) Service 2 shares had not commenced operations in 2005 and therefore do not have a full year of performance information for 2005. Class S shares commenced operations May 3, 2004. The performance information presented above is for December 31 of each year or period.

(2) The Index returns for the Class S shares are for the period beginning May 1, 2004.

MORE ON THE SUB-ADVISER

Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. The principal address of PIMCO is 840 Newport Center Drive, Newport Beach,
California 92660. As of December 31, 2005, PIMCO had over $    billion in assets
under management.

Pacific Investment Management Company, LLC ("PIMCO"), a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Raymond G. Kennedy            Mr. Kennedy is a Managing Director, portfolio manager, and senior member of PIMCO's investment strategy group. He manages High Yield funds and oversees bank loan trading and collateralized debt obligations. Mr. Kennedy joined the firm in 1996, previously having associated with the Prudential Insurance Company of America as a private placement asset manager, where he was responsible for investing and managing a portfolio of investment grade and high yield privately placed fixed income securities. Prior to that he was a consultant for Anderson Consulting (now Accenture) in Los Angeles and
                              London. He has eighteen years of investment management experience.
                              Mr. Kennedy is also a member of LSTA. He has managed the Portfolio since
                              April 2004.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER FUND PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Reasonable income and capital growth.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a broad list of carefully selected securities believed to be reasonably priced, rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research an evaluation of the issuer based on its financial statements and operations. The Sub-Adviser also considers as well as a security's potential to provide a reasonable amount of income. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Above average potential for earnings and revenue growth;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales; and

   - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As
of December 31, 2005, assets under management were over $     billion worldwide,
including over $43 billion in assets under management by Pioneer.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
John A. Carey                 Mr. Carey, portfolio manager, Director of Portfolio Management, and an
                              Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Carey joined Pioneer as an analyst in 1979.

Walter Hunnewell, Jr.         Mr. Hunnewell, assistant portfolio manager and Vice President, is also responsible for the day-to-day management of the Portfolio. He joined
                              Pioneer in August 2001 and has been an investment professional since
                              1985. Prior to joining Pioneer, he was an independent investment manager and a fiduciary of private asset portfolios from 2000 to 2001.


Messrs. Carey and Hunnewell are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING PIONEER MID CAP VALUE PORTFOLIO


SUB-ADVISER


Pioneer Investment Management, Inc. ("Pioneer")

INVESTMENT OBJECTIVE

Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the Portfolio principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the Portfolio may invest in other types of equity securities to a lesser extent, such as warrants and rights.

The Sub-Adviser uses a value approach to select the Portfolio's investments. Using this investment style, the Portfolio seeks securities believed by the Sub-Adviser to be selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. The Sub-Adviser evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, the Sub-Adviser employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. The Sub-Adviser relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The Sub-Adviser focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors the Sub-Adviser looks for in selecting investments include:


   -  Favorable expected returns relative to perceived risk;

   -  Management with demonstrated ability and commitment to the company;

   - Low market valuations relative to earnings forecast, book value, cash flow and sales;

   - Turnaround potential for companies that have been through difficult periods;

   - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company; and

   - Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 shares had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. The principal address of Pioneer is 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928. As of December 31, 2004, assets under management were over $174 billion worldwide, including over $43 billion in assets under management by Pioneer.

The following team members are primarily responsible for the management of the
Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
J. Rodman Wright              Mr. Wright, portfolio manager and Senior Vice President, joined
                              Pioneer in 1994 as an analyst and has been an investment professional since 1988.

Sean Gavin                    Mr. Gavin, assistant portfolio manager and Vice President, joined
                              Pioneer in 2002 as an assistant portfolio manager. Prior to joining
                              Pioneer, Mr. Gavin was employed as an analyst at Boston Partners from
                              2000 to 2002 and at Delphi Management from 1998 to 2000.

Messrs. Wright and Gavin are supported by the domestic equity team. The team manages other Pioneer mutual funds investing primarily in U.S. equity securities. They may also draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO

SUB-ADVISER

ING Investment Management Co. ("ING IM")

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the Russell 2000(R) Value Index by investing in common stocks of small companies whose stock prices are believed to be undervalued.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in securities of small-capitalization companies included in the Russell 2000(R) Value Index. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Russell 2000(R) Value Index is a stock market index comprised of common stocks with lower price to book ratios and lower forecasted growth values as defined by Russell. The Sub-Adviser defines small-capitalization companies as companies that are included in the Russell 2000(R) Value Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Russell 2000(R) Value Index changes. At December 31, 2005, the smallest company in the Russell 2000(R) Value Index had a market capitalization of $30.10 million and the largest company had a market capitalization of $3.71 billion.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks in the Russell 2000(R) Value Index that the Sub-Adviser believes will underperform the index. Stocks that the Sub-Adviser believes are likely to match the performance of the Russell 2000(R) Value Index are generally invested in proportion to their representation in the index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Portfolio will not hold all of the stocks in the Russell 2000(R) Value Index, the Sub-Adviser expects that there will be a significant correlation between the performance of the Portfolio and that of the Russell 2000(R) Value Index in both rising and falling markets.

The Portfolio may invest in derivative instruments.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                               INDEX TRACKING RISK
                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all

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--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. As of December 31, 2005, ING IM managed approximately $____ billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Omar Aquilar, Ph.D            Dr. Aguilar, portfolio manager, has managed the Portfolio since inception. Dr. Aguilar has been with ING IM since July 2004 and is head of quantitative equity research. He previously served as head of
                              Lehman Brothers' quantitative research for their alternative investment management business since January 2002. Prior to that, Dr.
                              Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since (from July 1999 through
                              January 2002).

Doug Cote'                    Douglas Cote', portfolio manager, has managed the Portfolio since inception. Mr. Cote' has been serving as a quantitative equity analyst with ING IM since 1996. Previously, Mr. Cote' was
                              responsible for developing quantitative applications for ING IM's equity department.

John Krementowski, CFA        John Krementowski, portfolio manager, has managed the Portfolio since inception. Mr. Krementowski is on the quantitative equity team. He joined ING IM in 1996 as an analyst and portfolio strategist in the fixed income group. Previously, he was a strategy specialist at Aetna.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

SUB-ADVISER

ING Investment Management Advisors, B.V. ("IIMA")

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East(R) Index ("MSCI EAFE(R) Index"), while maintaining a market level of risk. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its assets in stocks included in the MSCI EAFE(R) Index, exchange-traded funds ("ETFs"), and derivatives (including futures and options) whose economic returns are similar to the MSCI EAFE(R) Index or its components. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The MSCI EAFE(R) Index is a market value-weighted index that reflects the performance of approximately 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Portfolio may also invest in securities that are convertible into common stocks included in the MSCI EAFE(R) Index.

In managing the Portfolio, the Sub-Adviser attempts to achieve the Portfolio's objective by overweighting those stocks in the MSCI EAFE(R) Index that it believes will outperform the MSCI EAFE(R) Index and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the MSCI EAFE(R) Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings and price to book ratios of each company, in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Portfolio's aggregate characteristics will approximate that of the MSCI EAFE(R) Index.

At any one time, the Sub-Adviser generally includes in the Portfolio between 300 and 400 of the stocks included in the MSCI EAFE(R) Index. Although the Portfolio will not hold all the stocks in the MSCI EAFE(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Portfolio and that of the MSCI EAFE(R) Index in both rising and falling markets. The Portfolio may pay transactional and other expenses that are not reflected in the MSCI EAFE(R) Index. This will give the Portfolio a performance disadvantage in relation to the MSCI EAFE(R) Index.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                               INDEX STRATEGY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                               MARKET TRENDS RISK
                         OTHER INVESTMENT COMPANIES RISK
                             SECURITIES LENDING RISK

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio's Service 2 Class shares had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), annual performance information is not provided.

MORE ON SUB-ADVISER

IIMA has managed the Portfolio since its inception. IIMA is a Netherlands corporation organized in 1896 (became an investment advisory company in 1991). It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice to entities affiliated with ING Groep N.V. IIMA is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of the Advisers, The Portfolio's investment adviser. IIMA operates under the collective management of ING Investment Management ("IIM") which had assets under management of over $[ ] billion as of December 31, 2005.

The following individuals are responsible for the management of the Portfolio



NAME                          POSITION AND RECENT BUSINESS EXPERIENCE
----                          ---------------------------------------
Carl Ghielen                  Mr. Ghielen, portfolio manager, has been co-manager of the Portfolio since its inception. He is responsible for stock selection as well as coordinating efforts on behalf of IIMA and certain ING affiliates'
                              international equity teams. Mr. Ghielen has over 14 years of investment experience. Prior to joining IIMA in 2000 he worked for a large corporate Dutch pension fund as senior portfolio manager.

Martin Jansen                 Mr. Jansen, Portfolio Manager, has been the co-manager of the
                              Portfolio since its inception. He joined IIMA or its affiliates in
                              1997 as senior manager and has 25 years of investment experience.
                              Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.



The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each portfolio manager and each Portfolio Manager's ownership of securities in the Portfolio.

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--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Service 2 Class Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional changes that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                SERVICE 2 SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                   DISTRIBUTION                               TOTAL       WAIVERS,          NET
                                       MANAGEMENT     12b-1)     SHAREHOLDER    OTHER      OPERATING  REIMBURSEMENTS,    OPERATING
PORTFOLIO                                 FEE         FEE(2)     SERVICES FEE EXPENSES(3)   EXPENSES AND RECOUPMENTS(2)  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation     0.66%         0.25%         0.25%          %             %            %             %(4)
ING Equities Plus                        0.30%           --          0.19%                    0.49%        0.09%         0.40%
ING Evergreen Health Sciences            0.75%         0.25%         0.25%        --              %            %             %
ING Evergreen Omega                      0.60%         0.25%         0.25%        --              %            %             %
ING Global Real Estate                   0.90%         0.25%         0.25%      0.21%         1.61%       (0.21)%        1.40%
ING International                        1.00%         0.25%         0.25%          %             %            %             %
ING Janus Contrarian                     0.80%         0.25%         0.25%          %             %            %             %(4)
ING JPMorgan Emerging Markets Equity     1.25%         0.25%         0.25%          %             %            %             %
ING JPMorgan Small Cap Equity            0.90%         0.25%         0.25%        --              %            %(5)          %(4)
ING JPMorgan Value Opportunities         0.40%         0.25%         0.25%          %(6)(7)       %            %(8)          %
ING Julius Baer Foreign                  0.96%         0.25%         0.25%        --              %            %             %
ING Legg Mason Value                     0.80%         0.25%         0.25%          %             %            %             %(4)
ING Limited Maturity Bond                0.28%         0.25%         0.25%        --              %            %             %
ING Liquid Assets                        0.27%         0.25%         0.25%          %             %            %             %
ING Marsico Growth                       0.77%         0.25%         0.25%          %             %            %             %(4)
ING Marsico International
  Opportunities                          0.54%         0.25%         0.25%          %(6)(7)       %            %(8)          %
ING MFS Mid Cap Growth                   0.64%         0.25%         0.25%        --              %            %             %(4)(9)
ING MFS Total Return                     0.64%         0.25%         0.25%        --              %            %             %(4)
ING MFS Utilities                        0.60%         0.25%         0.25%          %(6)(7)       %            %(8)          %
ING Oppenheimer Main Street(R)           0.64%         0.25%         0.25%        --              %            %             %(4)
ING PIMCO Core Bond                      0.60%         0.25%         0.25%          %             %            %             %
ING PIMCO High Yield                     0.49%         0.25%         0.25%        --              %            %             %
ING Pioneer Fund                         0.75%         0.25%         0.25%          %(7)          %            %             %
ING Pioneer Mid Cap Value                0.75%         0.25%         0.25%          %(7)          %            %             %
ING Quantitative Small Cap Value             %             %             %          %             %            %             %
ING VP Index Plus International Equity   0.45%             %             %          %             %            %             %



(1) This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 shares for ING Limited Maturity Bond and ING PIMCO High Yield Portfolios had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc., as Adviser to each Portfolio, has agreed. Operating expenses for ING EquitiesPlus, ING Global Real Estate and ING Quantitative Small Cap Value Portfolios are estimated as they had not commenced operations as of December 31, 2005. For ING JPMorgan Value Opportunities and ING VP Index Plus International Equity Portfolios which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year. For ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolios Portfolio, operating expenses are based on estimated amounts as Service 2 shares had not commenced operations as of December 31, 2005 and Class S shares did not have a full year of operations as of December 31, 2005. For all other Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. as Adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Effective September 23, 2005, the management fee structure for ING Pioneer Mid Cap Value Portfolio has been revised.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities,

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     ING MFS Utilities and ING VP Index Plus International Equity Portfolios), and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.

(4) A portion of the brokerage commissions that the ING Eagle Asset Capital Appreciation, ING Janus Contrarian, ING JPMorgan Small Cap Equity, ING Legg Mason Value, ING Marsico Growth, ING MFS Mid Cap Growth, ING MFS Total Return and ING Oppenheimer Main Street Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Management Voluntary Fee Waiver, the "Total Net Operating Expenses" for
     each Portfolio for the year ended December 31, 2005 was   %,   %,   %,   %,
     %,   %,  %, and   %, respectively. This arrangement may be discontinued at
     any time.

(5) Directed Services, Inc. ("DSI") has contractually agreed to waive a portion of the advisory fee for ING JPMorgan Small Cap Equity Portfolio. Based upon net assets as of December 31, 2005, the advisory fee waiver for this
     Portfolio would equal   %. This expense waiver will continue through at
     least May 1, 2007. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities and ING VP Index Plus International Equity Portfolios, average daily net asset, which is reflected in "Other Expenses."

(7) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. Pursuant to a side agreement effective September 23, 2005, DSI has offered an expense limit for ING Pioneer Fund Portfolio through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it. This amount also includes the 0.10% distribution (12b-1) fee waiver which footnote (2) explains in more detail. For ING Equities Plus, ING Global Real Estate, ING MFS Utilities, ING Quantitative Small Cap Value and ING VPP Index Plus International Equity Portfolios the expense limitation agreement will continue through at least May 1, 2007. For ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING Pioneer Mid Cap Value Portfolios, the expense limitation agreement will continue through at least September 23, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

(8) Directed Services Inc. ("DSI") has voluntarily agreed to waive a portion of its advisory fee for the ING MFS Mid Cap Growth Portfolio. Including this waiver, the "Total Net Operating Expenses" for the Portfolio for the year ended December 31, 2005, would have been %. This arrangement may be discontinued by DSI at any time.

EXAMPLE. The Example is intended to help you compare the cost of investing in Service 2 shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                               1 YEAR   3 YEARS    5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
ING Eagle Asset Capital Appreciation Portfolio                                    $        $          $          $
ING Equities Plus Portfolio                                                       $        $          $          $
ING Evergreen Health Sciences Portfolio                                           $        $          $          $
ING Evergreen Omega Portfolio                                                     $        $          $          $
ING Global Real Estate Portfolio                                                  $        $          $          $
ING International Portfolio                                                       $        $          $          $
ING Janus Contrarian Portfolio                                                    $        $          $          $
ING JPMorgan Emerging Markets Equity Portfolio                                    $        $          $          $
ING JPMorgan Small Cap Equity Portfolio                                           $        $          $          $
ING JPMorgan Value Opportunities Portfolio                                        $        $          $          $
ING Julius Baer Foreign Portfolio                                                 $        $          $          $
ING Legg Mason Value Portfolio                                                    $        $          $          $
ING Limited Maturity Bond Portfolio                                               $        $          $          $
ING Liquid Assets Portfolio                                                       $        $          $          $
ING Marsico Growth Portfolio                                                      $        $          $          $
ING Marsico International Opportunities Portfolio                                 $        $          $          $
ING MFS Mid Cap Growth Portfolio                                                  $        $          $          $
ING MFS Total Return Portfolio                                                    $        $          $          $
ING MFS Utilities Portfolio                                                       $        $          $          $
ING Oppenheimer Main Street Portfolio(R)                                          $        $          $          $
ING PIMCO High Yield Portfolio                                                    $        $          $          $
ING PIMCO Core Bond Portfolio                                                     $        $          $          $
ING Pioneer Fund Portfolio                                                        $        $          $          $
ING Pioneer Mid Cap Value Portfolio                                               $        $          $          $
ING Quantitative Small Cap Value Portfolio                                        $        $          $          $
ING VP Index Plus International Equity Portfolio                                  $        $          $          $


The Example table numbers reflect the contractual fee waiver for the one-year period and the first year of the three-, five-, and ten-year periods.

--------------------------------------------------------------------------------
                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed-income securities, and among various segments of the fixed-income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder


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communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.

DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preffered stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity

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securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalization (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


HEALTHCARE SECTOR RISK. Healthcare companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies. Many healthcare companies are also subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of health and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INABILITY TO SELL SECURITIES RISK. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.


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INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.


INDEX STRATEGY RISK. Certain Portfolios uses an indexing strategy that does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between the Portfolio and the Index performance may be affected by the Portfolio's expenses, and the timing of purchases and redemptions of the Portfolio's shares.

INDUSTRY CONCENTRATION RISK. When the Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market industry.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other portfolios that employ a different style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor and vice versa.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, a Portfolio will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if a Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a portfolio's assets.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of a Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition.


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Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A Sub-Adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized comp[any may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.


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OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the
OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.

PRICE VOLATILITY RISK. The value of a Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a portfolio that has securities representing a broader range of investments.

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SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Sub-Adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a portfolio manager's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


UTILITIES INDUSTRY RISK. The Portfolio's investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty is increasing revenues or obtaining adequate returns on invested capital, even if frequent rate increases require approval by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity


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securities; and increased competition. There are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the Portfolio than on a fund with a more broadly diversified portfolio.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under a Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when a Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalent, money market instruments and debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Evergreen Health Sciences and ING Evergreen Omega Portfolios may invest up to 100%, for temporary defensive purposes, in high quality money market instruments. ING Legg Mason Value Portfolio may invest without limit, for temporary defensive purposes, in investment grade, short-term debt instruments, including government, corporate and money market securities. The


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types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value, ING VP Index Plus International Equity Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by these Portfolios, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of DSI, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios. The administrative services performed by ING Funds Services on behalf of DSI and ING EquitiesPlus, ING Global Real Estate, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

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ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Service Class, and Service 2 shares. ING Liquid Assets Portfolio does not offer ADV Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only Service 2 shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 shares;

(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolios' Service 2 shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of each Portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents. Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' 12b-1 Plan and the Portfolios' Agreement, the Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This


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is computed as a percentage of the average aggregate amount invested in the
Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees ("Board") intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures

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adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation polices an procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' policies and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (I.E., the Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.


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ADVISERS

DSI, a New York corporation, serves as the adviser to each of the Portfolios. DSI has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI is registered with the SEC as an investment adviser and with the NASD as a broker-dealer. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep")(NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, DSI managed over
$     in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSI oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. DSI delegates to each Sub-Adviser the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Sub-Advisers. From time to time, DSI also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Portfolio and DSI received exemptive relief from the SEC permitting DSI, with the approval of the Board, to replace a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


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MANAGEMENT FEE


DSI receives a monthly fee for its services based on the average daily net assets of each of the Portfolios (or the combined net assets of two or more Portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



     PORTFOLIO                                           ADVISORY FEE
     -----------------------------------------------------------------
     ING Eagle Asset Capital Appreciation                     %
     ING Equities Plus
     ING Evergreen Health Services                            %
     ING Evergreen Omega                                      %
     ING Global Real Estate                                   %
     ING International                                        %
     ING Janus Contrarian                                     %
     ING JPMorgan Emerging Markets Equity                     %
     ING JPMorgan Small Cap Equity                            %
     ING JPMorgan Value Opportunities
     ING Julius Baer Foreign                                  %
     ING Legg Mason Value                                     %
     ING Limited Maturity Bond                                %
     ING Liquid Assets                                        %
     ING Marsico Growth(2)                                    %
     ING Marsico International
     Opportunities
     ING MFS Mid Cap Growth(3)                                %
     ING MFS Total Return                                     %
     ING MFS Utilities
     ING Oppenheimer Main Street(R)                           %
     ING PIMCO Core Bond                                      %
     ING PIMCO High Yield                                     %
     ING Pioneer Fund
     ING Pioneer Mid Cap Value
     ING Quantitative Small Cap Value
     ING VP Index Plus International Equity                   %



(1) DSI voluntarily waived 0.05% of its advisory fee for the ING Marsico Growth Portfolio for assets in excess of $1.3 billion through December 31, 2004.
(2) For the year ended December 31, 2004, DSI voluntarily waived a portion of its management fee for ING MFS Mid Cap Growth Portfolio in an amount equal to 0.01%.

For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


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                                 NET ASSET VALUE
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The net asset value ("NAV") per share for each class of each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each Class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the next NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

ING Liquid Assets Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Portfolio's Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Portfolio, there can be no assurance that the Portfolio's NAV can be maintained at $1.00 per share.

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                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


The Portfolios distribute their net investment income, if any, on their outstanding shares annually, except that investment income of ING Liquid Assets and ING PIMCO High Yield Portfolios are declared as dividends daily and paid monthly. The ING Limited Maturity Bond Portfolio may declare a dividend monthly or quarterly and is paid annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio other than the ING Liquid Assets Portfolio will reduce the per share NAV by the per share amount paid.


The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.


--------------------------------------------------------------------------------

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING EquitiesPlus Portfolio, ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING Global Real Estate Portfolio, ING JPMorgan Emerging Markets Equity Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Julius Baer Foreign Portfolio, ING Legg Mason Value Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING Oppenheimer Main Street Portfolio(R), ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio, ING Quantitative Small Cap Value Portfolio and ING VP Index Plus International Equity Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, IIMA, INGCRES, ING IM, JBIM, JPMorgan, Legg Mason, Marsico, MFS, OppenheimerFunds, PIMCO or Pioneer.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total

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--------------------------------------------------------------------------------

            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)

--------------------------------------------------------------------------------


operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                              10 YEARS
                                                                                                             (OR SINCE
                                                    1 YEAR             3 YEARS           5 YEARS             INCEPTION)
   ING EquitiesPlus Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Evergreen Health Sciences Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Evergreen Omega Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Global Real Estate Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING JPMorgan Emerging Markets Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%

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            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)

--------------------------------------------------------------------------------


                                                                                                              10 YEARS
                                                                                                             (OR SINCE
                                                    1 YEAR             3 YEARS           5 YEARS             INCEPTION)
   ING JPMorgan Value Opportunities Portfolio -      [--]%              [--]%              [--]%                [--]%
      Class [--] [--]
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Julius Baer Foreign Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Legg Mason Value Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Marsico InternationalOpportunities
      Portfolio - Class [--] [--]                    [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING MFS Utilities Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Oppenheimer Main Street Portfolio(R)-
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING PIMCO High Yield Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Pioneer Fund Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%

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            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)

--------------------------------------------------------------------------------


                                                                                                              10 YEARS
                                                                                                             (OR SINCE
                                                    1 YEAR             3 YEARS           5 YEARS             INCEPTION)
   ING Pioneer Mid Cap Value Portfolio -
      Class [--] [--]                                [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING Quantitative Small Cap Value
      Portfolio - Class [--] [--]                    [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   ING VP Index Plus International
      Equity Portfolio -  Class [--] [--]            [--]%              [--]%              [--]%                [--]%
   (Comparable to ING [--] Portfolio)
   [--] Index                                        [--]%              [--]%              [--]%                [--]%
   [--] Index                                        [--]%              [--]%              [--]%                [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 shares of ING Limited Maturity Bond Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), financial highlights are presented for Service Class ("Class S") shares of the Portfolio. Because the Service 2 shares of ING Marsico International Opportunities, ING MFS Utilities, ING PIMCO High Yield, ING Pioneer Fund, ING Pioneer Mid Cap Value and ING VP Index Plus International Equity Portfolios had not commenced operations and because its Class S shares did not have a full calendar year of operations as of December 31, 2005 (the Portfolio's fiscal year end), audited financial highlights are not available. For ING Equities Plus, ING Global Real Estate and ING Quantitative Small Cap Value Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


                                                                                  SERVICE 2
                                                                -----------------------------------------------
                                                                              YEAR ENDED           SEPTEMBER 9,
                                                                             DECEMBER 31,           2002(2) TO
                                                                ---------------------------------  DECEMBER 31,
                                                                   2005       2004       2003(1)      2002(1)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                 16.01       12.82       13.25
  Income (loss) from investment operations:
  Net investment income                                     $                  0.13        0.14        0.03
  Net realized and unrealized gain (loss) on investments    $                  2.22        3.07       (0.38)
  Total from investment operations                          $                  2.35        3.21       (0.35)
  Less distributions from:
  Net investment income                                     $                  0.17       (0.02)      (0.08)
  Total distributions                                       $                  0.17       (0.02)      (0.08)
  Net asset value, end of period                            $                 18.19       16.01       12.82
  TOTAL RETURN(3)                                           %                 14.72       25.05       (2.65)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                 1,912       1,021         117
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(4)      %                  1.06        1.09        1.08
  Gross expenses prior to brokerage commission recapture(4) %                  1.07        1.09        1.10
  Net investment income(4)                                  %                  1.07        0.92        0.83
  Portfolio turnover rate                                   %                   125          43          41


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year. Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING EVERGREEN HEALTH SCIENCES PORTFOLIO


                                                                                 SERVICE 2
                                                                       -----------------------------
                                                                       YEAR ENDED     MAY 3, 2004(1)
                                                                       DECEMBER 31,  TO DECEMBER 31,
                                                                          2005             2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $                         10.00
  Income from investment operations:
  Net investment income (loss)                                   $                         (0.01)
  Net realized and unrealized gain on investments                $                            --
  Total from investment operations                               $                         (0.01)
  Less distributions from:
  Net investment income                                          $                            --
  Total distributions                                            $                            --
  Net asset value, end of period                                 $                          9.99
  TOTAL RETURN(2)                                                %                         (0.10)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $                         2,731
  Ratios to average net assets:
  Net expenses(3)                                                %                          1.15
  Net investment income (loss)(3)                                %                         (0.41)
  Portfolio turnover rate                                        %                            88


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

ING EVERGREEN OMEGA PORTFOLIO


                                                                                 SERVICE 2
                                                                       -----------------------------
                                                                       YEAR ENDED     MAY 3, 2004(1)
                                                                       DECEMBER 31,  TO DECEMBER 31,
                                                                          2005             2004
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $                         10.00
  Income from investment operations:
  Net investment income (loss)                                   $                          0.02
  Net realized and unrealized gain on investments                $                          0.56
  Total from investment operations                               $                          0.58
  Less distributions from:
  Net investment income                                          $                          0.05
  Total distributions                                            $                          0.05
  Net asset value, end of period                                 $                         10.53
  TOTAL RETURN(2)                                                %                          5.77

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $                           317
  Ratios to average net assets:
  Net expenses(3)                                                %                          1.00
  Net investment income (loss)(3)                                %                          0.49
  Portfolio turnover rate                                        %                            87


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO


                                                                                  SERVICE 2
                                                                -----------------------------------------------
                                                                              YEAR ENDED           SEPTEMBER 9,
                                                                             DECEMBER 31,           2002(1) TO
                                                                ---------------------------------  DECEMBER 31,
                                                                   2005       2004       2003         2002(2)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                  8.89        6.90        7.10
  Income (loss) from investment operations:
  Net investment income (loss)                              $                  0.07        0.05       (0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    $                  1.39        1.96       (0.14)
  Total from investment operations                          $                  1.46        2.01       (0.15)
  Less distributions from:
  Net investment income                                     $                  0.10       (0.02)      (0.03)
  Net realized gain on investment                           $                    --          --       (0.02)
  Total distributions                                       $                  0.10       (0.02)      (0.05)
  Net asset value, end of period                            $                 10.25        8.89        6.90
  TOTAL RETURN(3)                                           %                 16.47       29.07       (2.11)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                 9,103       4,990         264
  Ratios to average net assets:
  Expenses(4)                                               %                  1.41        1.41        1.41
  Net investment income (loss)(4)                           %                  0.94        0.71       (0.27)
  Portfolio turnover rate                                   %                    87         116         115


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING JANUS CONTRARIAN PORTFOLIO


                                                                                  SERVICE 2
                                                                -----------------------------------------------
                                                                              YEAR ENDED           SEPTEMBER 9,
                                                                             DECEMBER 31,           2002(1) TO
                                                                ---------------------------------  DECEMBER 31,
                                                                   2005       2004       2003         2002(2)
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                      $                  9.39        6.25        6.42
  Income (loss) from investment operations:
  Net investment loss                                       $                 (0.02)      (0.04)      (0.01)
  Net realized and unrealized gain (loss) on investments
  and foreign currencies                                    $                  1.61        3.18       (0.16)
  Total from investment operations                          $                  1.59        3.14       (0.17)
  Net asset value, end of period                            $                 10.98        9.39        6.25
  TOTAL RETURN(3)                                           %                 16.93       50.24       (2.65)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                         $                 2,178         802          65
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(4)      %                  1.20        1.23        1.25
  Gross expenses prior to brokerage commission recapture(4) %                  1.21        1.26        1.26
  Net investment income (loss)(4)                           %                 (0.07)      (0.76)      (0.74)
  Portfolio turnover rate                                   %                    33          43          54


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                               YEAR ENDED                   SEPTEMBER 9,
                                                                              DECEMBER 31,                  2002(3) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005         2004(1)        2003(2)        2002(2)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                     9.26           6.34           6.48
  Income (loss) from investment operations:
  Net investment income (loss)                                  $                     0.02           0.05          (0.01)
  Net realized and unrealized gain/(loss) on
   investments and foreign currencies                           $                     1.62           2.88          (0.13)
  Total from investment operations                              $                     1.64           2.93          (0.14)
  Less distributions from:
  Net investment income                                         $                     0.05           0.01             --
  Total distributions                                           $                     0.05           0.01             --
  Net asset value, end of period                                $                    10.85           9.26           6.34
  TOTAL RETURN(4)                                               %                    17.68          46.25          (2.16)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                    7,223          1,955             89
  Ratios to average net assets
  Expenses(5)                                                   %                     1.69           1.92           1.91
  Net investment income (loss)(5)                               %                     0.40           0.91          (0.77)
  Portfolio turnover rate                                       %                      166             95            166



(1) Since March 1, 2004, ING Investment Management Advisors B.V. has served as Sub-Adviser for the ING Developing World Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3)  Commencement of operations.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                               YEAR ENDED                   SEPTEMBER 9,
                                                                              DECEMBER 31,                   2002(2) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005           2004          2003(1)        2002(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                           $                   10.60           7.92           8.23
  Income (loss) from investment operations:
  Net investment income (loss)                                   $                   (0.03)         (0.06)         (0.01)
  Net realized and unrealized gain (loss) on investments         $                    2.76           2.74          (0.30)
  Total from investment operations                               $                    2.73           2.68          (0.31)
  Less distributions from:
  Net realized gains on investments                              $                    0.01             --             --
  Total distributions                                            $                    0.01             --             --
  Net asset value, end of period                                 $                   13.32          10.60           7.92
  TOTAL RETURN(3)                                                %                   25.79          33.84          (3.77)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $                  32,605         11,044            521
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(4)           %                    1.30           1.29           1.29
  Gross expenses prior to brokerage commission recapture(4)      %                    1.30           1.30           1.31
  Net investment income (loss)(4)                                %                   (0.42)         (0.70)         (0.55)
  Portfolio turnover rate                                                              147             35             15


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3)  Annualized for periods less than one year.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO



                                                                                                    SERVICE 2 CLASS
                                                                                             ----------------------------
                                                                                                               MAY 4,
                                                                                               YEAR ENDED     2005(1) TO
                                                                                              DECEMBER 31,   DECEMBER 31,
                                                                                                 2005            2005
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                                    $
  Income from investment operations:
  Net investment income                                                                   $
  Net realized and unrealized gain on
  investments                                                                             $
  Total from investment operations                                                        $
  Less distributions from:
  Net investment income                                                                   $
  Net realized gain on investments                                                        $
  Total distributions                                                                     $
  Net asset value, end of period                                                          $
  TOTAL RETURN(2)                                                                         %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                       $
  Ratios to average net assets:
  Expenses(3)                                                                             %
  Net investment income(3)                                                                %
  Portfolio turnover rate                                                                 %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING JULIUS BAER FOREIGN PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                               YEAR ENDED                   SEPTEMBER 9,
                                                                              DECEMBER 31,                   2002(2) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005          2004           2003(1)      2002(3)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                    10.43           8.30           8.56
  Income (loss) from
  investment operations:                                        $
  Net investment income (loss)                                  $                     0.05           0.03          (0.01)
  Net realized and unrealized gain (loss) on investments
    and foreign currencies                                      $                     1.81           2.51          (0.24)
  Total from investment operations                              $                     1.86           2.54          (0.25)
  Less distributions from:                                      $
  Net investment income                                         $                     0.00*          0.06           0.01
  Net realized gain on investments                              $                     0.07           0.35             --
  Total distributions                                           %                     0.07           0.41           0.01
  Net asset value, end of period                                                     12.22          10.43           8.30
  TOTAL RETURN(4)                                               $                    17.86          30.79          (2.92)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                   20,429          2,555            174
  Ratios to average net assets:
  Expenses(5)                                                   %                     1.36           1.40           1.41
  Net investment income (loss)(5)                               %                     0.22           0.33          (0.32)
  Portfolio turnover rate                                       %                      104            183             23



(1) Since September 2, 2003, Julius Baer Investment Management has served as the Sub-Adviser for the ING Julius Baer Foreign Portfolio. Prior to that date, a different firm served as Sub-Adviser.

(2)  Commencement of operations.
(3) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LEGG MASON VALUE PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED                 SEPTEMBER 9,
                                                                                DECEMBER 31,                 2002(1) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005          2004           2003          2002(2)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                     8.83           7.22           7.36
  Income (loss) from investment operations:
  Net investment income (loss)                                  $                    (0.02)          0.01           0.01
  Net realized and unrealized gain (loss) on investments and
   foreign currencies                                           $                     1.23           1.60          (0.13)
  Total from investment operations                              $                     1.21           1.61          (0.12)
  Less distributions from:
  Net investment income                                         $                     0.02             --           0.02
  Total distributions                                           $                     0.02             --           0.02
  Net asset value, end of period                                $                    10.02           8.83           7.22
  TOTAL RETURN(3)                                               %                    13.66          22.30          (1.65)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                   13,927          7,175            597
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(4)          %                     1.21           1.24           1.21
  Gross expenses prior to brokerage commission recapture(4)     %                     1.21           1.25           1.26
  Net investment income (loss)(4)                               %                    (0.23)          0.16           0.49
  Portfolio turnover rate                                       %                       95             38             50


(1)  Class A commenced operations on September 9, 2002.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING LIMITED MATURITY BOND PORTFOLIO


                                                                                                 CLASS S
                                                               -------------------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                               -------------------------------------------------------------------
                                                                   2005         2004(1)        2003        2002(1)         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of year                           $                   11.65         11.44         11.02         10.53
  Income (loss) from investment operations:
  Net investment income                                        $                    0.65          0.43          0.46          0.41
  Net realized and unrealized gain (loss) on investments                           (0.49)        (0.10)         0.34          0.52
  Total from investment operations                             $                    0.16          0.33          0.80          0.93
  Less distributions from:
  Net investment income                                        $                    0.61         (0.09)        (0.33)        (0.44)
  Net realized gain on investments                             $                    0.10         (0.03)        (0.05)           --
  Total distributions                                          $                    0.71         (0.12)        (0.38)        (0.44)
  Net asset value, end of year                                 $                   11.10         11.65         11.44         11.02
  TOTAL RETURN(2)                                              %                    1.38          2.84          7.24          8.84

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of year (000's)                              $                 393,161       572,056       611,262       462,492
  Ratios to average net assets:
  Expenses                                                     %                    0.53          0.53          0.53          0.53
  Expenses to average net assets                               %                    0.53          0.53          0.53          0.54
  Net investment income                                        %                    3.35          3.26          4.03          4.98
  Portfolio turnover rate                                      %                     197            91           169           117


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED                 SEPTEMBER 9,
                                                                                DECEMBER 31,                 2002(1) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005          2004           2003          2002(2)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                     1.00           1.00           1.00
  Income (loss) from investment operations:
  Net investment income                                         $                    0.008          0.006          0.003
  Net realized and unrealized gain (loss) on investments        $                   (0.000)*       (0.000)*           --
  Total from investment operations                              $                    0.008          0.006          0.003
  Less distributions from:
  Net investment income                                         $                    0.008          0.006          0.003
  Total distributions                                           $                    0.008          0.006          0.003
  Net asset value, end of period                                $                     1.00           1.00           1.00
  TOTAL RETURN(3)                                               %                     0.77           0.60           0.35

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                   10,124          5,235          1,810
  Ratios to average net assets:
  Expenses(4)                                                   %                     0.69           0.68           0.67
  Net investment income(4)                                      %                     0.84           0.55           1.09


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.001.

ING MARSICO GROWTH PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                                 YEAR ENDED                 SEPTEMBER 9,
                                                                                DECEMBER 31,                 2002(1) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005          2004           2003        2002(2)(3)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                    12.88           9.71           9.81
  Income (loss) from investment operations:
  Net investment income (loss)                                  $                    (0.01)         (0.04)         (0.01)
  Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            $                     1.60           3.21          (0.09)
  Total from investment operations                              $                     1.59           3.17          (0.10)
  Net asset value, end of period                                $                    14.47          12.88           9.71
  TOTAL RETURN(4)                                               %                    12.34          32.65          (1.02)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                   15,096          8,268            102
  Ratios to average net assets:
  Net expenses after brokerage commission recapture(5)          %                     1.15           1.17           1.05
  Gross expenses prior to brokerage commission recapture        %                     1.18           1.19           1.21
  Net investment income (loss)(5)                               %                    (0.10)         (0.39)         (0.43)
  Portfolio turnover rate                                       %                       72             82            186


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

(3) Since December 14, 2002, Marsico Capital Management, LLC has served as Sub-Adviser for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Sub-Adviser.

(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO



                                                                 CLASS S
                                                             ---------------
                                                                  MAY 2,
                                                                2005(1) TO
                                                               DECEMBER 31,
                                                                   2005
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                       $
  Income from investment operations:
  Net investment income                                      $
  Net realized and unrealized gain on investments            $
  Total from investment operations                           $
  Less distributions from:
  Net investment income                                      $
  Net realized gain on investments                           $
  Total distributions                                        $
  Net asset value, end of period                             $
  TOTAL RETURN(2)                                            %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $
  Ratios to average net assets:
  Expenses(3)                                                %
  Net investment income(3)                                   %
  Portfolio turnover rate                                    %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.


ING MFS MID CAP GROWTH PORTFOLIO


                                                                                          SERVICE 2
                                                                --------------------------------------------------------
                                                                               YEAR ENDED                   SEPTEMBER 9,
                                                                              DECEMBER 31,                   2002(2) TO
                                                                -----------------------------------------   DECEMBER 31,
                                                                    2005         2004           2003(1)        2002(1)
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                          $                    10.09           7.26           7.36
  Income (loss) from investment operations:
  Net investment loss                                           $                    (0.06)         (0.05)         (0.01)
  Net realized and unrealized gain (loss) on investments and
    foreign currencies                                          $                     1.56           2.88          (0.09)
  Total from investment operations                              $                     1.50           2.83          (0.10)
  Net asset value, end of period                                $                    11.59          10.09           7.26
  TOTAL RETURN(3)                                               %                    14.87          38.98          (1.36)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $                   17,124          9,620            559
  Ratios to average net assets:
  Net expenses after brokerage commission recapture and
    reimbursement of unified fee(4)                             %                     1.02           1.01           0.95
  Net expenses after reimbursement of unified fee and prior to
    brokerage commission recapture                              %                     1.04           1.05           1.06
  Gross expenses prior to brokerage commission recapture and
    reimbursement of unified fee(4)                             %                     1.04           1.05           1.06
  Net investment loss(4)                                        %                    (0.71)         (0.59)         (0.30)
  Portfolio turnover rate                                       %                       80             95            163


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO


                                                                                            SERVICE 2
                                                                  --------------------------------------------------------
                                                                                 YEAR ENDED                   SEPTEMBER 9,
                                                                                DECEMBER 31,                   2002(2) TO
                                                                  -----------------------------------------   DECEMBER 31,
                                                                      2005         2004(1)        2003(1)        2002(1)
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                            $                    17.18          14.82          14.97
  Income from investment operations:
  Net investment income                                           $                     0.39           0.36           0.12
  Net realized and unrealized gain on investments and foreign
    currencies                                                    $                     1.50           2.07           0.07
  Total from investment operations                                $                     1.89           2.43           0.19
  Less distributions from:
  Net investment income                                           $                     0.36           0.07           0.32
  Net realized gain on investments                                $                       --             --           0.02
  Total distributions                                             $                     0.36           0.07           0.34
  Net asset value, end of period                                  $                    18.71          17.18          14.82
  TOTAL RETURN(3)                                                 %                    11.02          16.40           1.22

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $                   36,969         18,035            966
  Ratios to average net assets:
  Net expenses after brokerage commission recapture and
    reimbursement of unified fees(4)                              %                     1.03           1.04           1.03
  Net expenses after reimbursement of unified fees and prior to
    brokerage commission recapture                                %                     1.04           1.05           1.06
  Gross expenses prior to brokerage commission recapture and
    reimbursement of unified fees(4)                              %                     1.04           1.05           1.06
  Net investment income(4)                                        %                     2.30           2.27           2.59
  Portfolio turnover rate                                         %                       66             57             81


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.


ING MFS UTILITIES PORTFOLIO



                                                                  CLASS S
                                                      ------------------------------
                                                                         MAY 2,
                                                        YEAR ENDED    2005(1) TO
                                                       DECEMBER 31,  DECEMBER 31,
                                                          2005           2005
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                $
  Income from investment operations:
  Net investment income                               $
  Net realized and unrealized gain on investments     $
  Total from investment operations                    $
  Less distributions from:
  Net investment income                               $
  Net realized gain on investments                    $
  Total distributions                                 $
  Net asset value, end of period                      $
  TOTAL RETURN(2)                                     %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $
  Ratios to average net assets:
  Expenses(3)                                         %
  Net investment income(3)                            %
  Portfolio turnover rate                             %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


                                                                                                      SERVICE 2
                                                                                --------------------------------------------------
                                                                                           YEAR ENDED                 SEPTEMBER 9,
                                                                                          DECEMBER 31,                 2002(1) TO
                                                                                ---------------------------------     DECEMBER 31,
                                                                                2005          2004          2003         2002(2)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period                                       $                14.88         11.98        12.20
  Income (loss) from investment operations:
  Net investment income                                                      $                 0.10          0.08         0.03
  Net realized and unrealized gain (loss) on investments and foreign
    currencies                                                               $                 1.79          2.84        (0.21)
  Total from investment operations                                           $                 1.89          2.92        (0.18)
  Less distributions for:
  Net investment income                                                      $                 0.15          0.02         0.04
  Total distributions                                                        $                 0.15          0.02         0.04
  Net asset value, end of period                                             $                16.62         14.88        11.98
  TOTAL RETURN(3)                                                            %                12.70         24.37        (1.45)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                          $                2,847         1,950          336
  Ratios to average net assets:
  Net expenses after brokerage commission recapture and reimbursemen
    of unified fees                                                          %                 1.01          0.99         0.96
  Net expenses after reimbursement of unified fees and prior to brokerage
    commission recapture                                                     %                 1.03          0.99         0.96
  Gross expenses prior to brokerage commission recapture and reimbursement
    of unified fees(4)                                                       %                 1.04          1.05         1.06
  Net investment income(4)                                                   %                 0.81          0.72         0.85
  Portfolio turnover rate                                                    %                  175           130          109


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
c(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING PIMCO CORE BOND PORTFOLIO


                                                                                                      SERVICE 2
                                                                                --------------------------------------------------
                                                                                           YEAR ENDED                 SEPTEMBER 9,
                                                                                          DECEMBER 31,                 2002(2) TO
                                                                                ---------------------------------     DECEMBER 31,
                                                                                2005         2004(1)      2003(1)        2002(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period                                       $                10.71         10.40        10.33
  Income (loss) from investment operations:
  Net investment income                                                      $                 0.33          0.42         0.10
  Net realized and unrealized gain (loss) on investments, foreign
    currencies, futures, options and swaps                                   $                 0.18          0.06         0.20
  Total from investment operations                                           $                 0.51          0.48         0.30
  Less distributions from:
  Net investment income                                                      $                 0.30         (0.04)        0.15
  Net realized gain on investments                                           $                 0.02         (0.13)        0.08
  Total distributions                                                        $                 0.32         (0.17)        0.23
  Net asset value, end of period                                             $                10.90         10.71        10.40
  TOTAL RETURN(3)                                                            %                 4.73          4.56         2.94

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                          $               27,604        16,428        1,002
  Ratios to average net assets:
  Expenses(4)                                                                %                 1.01          1.01         1.03
  Net investment income(4)                                                   %                 3.05          3.40         3.21
  Portfolio turnover rate                                                    %                  279           402          605


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIMCO HIGH YIELD PORTFOLIO



                                                                               CLASS S
                                                                             -------------
                                                                                MAY 3,
                                                                              2005(1) TO
                                                                             DECEMBER 31,
                                                                                 2005
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                      $
  Income (loss) from investment operations:
  Net investment income (loss)                                              $            *
  Net realized and unrealized gain (loss) on investments                    $
  Total from investment operations                                          $
  Less distributions from:
  Net investment income                                                     $
  Total distributions                                                       $
  Net asset value, end of period                                            $
  TOTAL RETURN(2)                                                           %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                         $
  Ratios to average net assets:
  Expenses(3)                                                               %
  Net investment income(3)                                                  %
  Portfolio turnover rate                                                   %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
* Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

ING PIONEER FUND PORTFOLIO



                                                                               CLASS S
                                                                             -------------
                                                                                MAY 3,
                                                                              2005(1) TO
                                                                             DECEMBER 31,
                                                                                 2005
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                      $
  Income from investment operations:
  Net investment income                                                     $
  Net realized and unrealized gain on
  investments                                                               $
  Total from investment operations                                          $
  Less distributions from:
  Net investment income                                                     $
  Net realized gain on investments                                          $
  Total distributions                                                       $
  Net asset value, end of period                                            $
  TOTAL RETURN(2)                                                           %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                         $
  Ratios to average net assets:
  Expenses(3)                                                               %
  Net investment income(3)                                                  %
  Portfolio turnover rate                                                   %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING PIONEER MID CAP VALUE PORTFOLIO



                                                                                                   CLASS S
                                                                                                 ------------
                                                                                                   APRIL 29,
                                                                                                  2005(1) TO
                                                                                                 DECEMBER 31,
                                                                                                    2005
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                                        $
  Income from investment operations:
  Net investment income                                                                       $
  Net realized and unrealized gain on investments                                             $
  Total from investment operations                                                            $
  Less distributions from:
  Net investment income                                                                       $
  Net realized gain on investments                                                            $
  Total distributions                                                                         $
  Net asset value, end of period                                                              $
  TOTAL RETURN(2)                                                                             %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $
  Ratios to average net assets:
  Expenses(3)                                                                                 %
  Net investment income(3)                                                                    %
  Portfolio turnover rate                                                                     %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO



                                                                                                   CLASS S
                                                                                                 ------------
                                                                                                   JULY 29,
                                                                                                  2005(1) TO
                                                                                                 DECEMBER 31,
                                                                                                    2005
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                                                        $
  Income from investment operations:
  Net investment income                                                                       $
  Net realized and unrealized gain on investments                                             $
  Total from investment operations                                                            $
  Less distributions from:
  Net investment income                                                                       $
  Net realized gain on investments                                                            $
  Total distributions                                                                         $
  Net asset value, end of period                                                              $
  TOTAL RETURN(2)                                                                             %

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                           $
  Ratios to average net assets:
  Expenses(3)                                                                                 %
  Net investment income(3)                                                                    %
  Portfolio turnover rate                                                                     %



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.


Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual shareholder reports. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firms.


To obtain free copies of the ING Investors Trust's annual and semi-annual reports and the Portfolios' Statement of Additional Information, or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.


Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, NE Washington, D.C. 20549-0102.


[ING LOGO]

05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006
SERVICE 2 CLASS


BALANCED FUNDS

  ING FRANKLIN INCOME PORTFOLIO

  ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
  ING UBS U.S. ALLOCATION PORTFOLIO

INTERNATIONAL/GLOBAL FUNDS

  ING TEMPLETON GLOBAL GROWTH PORTFOLIO (FORMERLY,
    ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO)

  ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

STOCK FUNDS

  ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

  ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO
  ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
  ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
  ING FMR(SM) EARNINGS GROWTH PORTFOLIO
  ING FMR(SM) SMALL CAP EQUITY PORTFOLIO
  ING GLOBAL RESOURCES PORTFOLIO
  ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO

  ING LORD ABBETT AFFILIATED PORTFOLIO (FORMERLY,
    ING SALOMON BROTHERS INVESTORS PORTFOLIO)
  ING MERCURY LARGE CAP GROWTH PORTFOLIO
  ING MERCURY LARGE CAP VALUE PORTFOLIO (FORMERLY,
    ING MERCURY FOCUS VALUE PORTFOLIO)

  ING SALOMON BROTHERS ALL CAP PORTFOLIO

  ING T. ROWE PRICE EQUITY INCOME PORTFOLIO

  ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
  ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
  ING VAN KAMPEN REAL ESTATE PORTFOLIO

  ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO (FORMERLY,
    ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO)
  ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


GOLDMAN SACHS TOLLKEEPER(SM) IS A SERVICE MARK OF GOLDMAN SACHS & CO.


NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS


[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                         PAGE
INTRODUCTION
  ING Investors Trust                                                       2
  Advisers                                                                  2
  Portfolios and Sub-Advisors                                               2
  Classes of Shares                                                         2
  Investing Through Your Variable Contractor Qualified Plan                 2
  Why Reading this Prospectus is Important                                  2

DESCRIPTION OF THE PORTFOLIOS
  ING AllianceBernstein Mid Cap Growth Portfolio                            3
  ING Capital Guardian Small/Mid Cap Portfolio                              6
  ING Capital Guardian U.S. Equities Portfolio                              9
  ING FMR(SM) Diversified Mid Cap Portfolio                                12
  ING FMR(SM) Earnings Growth Portfolio                                    15
  ING FMR(SM) Small Cap Equity Portfolio                                   17
  ING Franklin Income Portfolio                                            19
  ING Global Resources Portfolio                                           21
  ING Goldman Sachs Tollkeeper(SM) Portfolio                               25
  ING Lord Abbett Affiliated Portfolio                                     29
  ING Mercury Large Cap Growth Portfolio                                   32
  ING Mercury Large Cap Value Portfolio                                    36
  ING Salomon Brothers All Cap Portfolio                                   40
  ING T. Rowe Price Capital Appreciation Portfolio                         44
  ING T. Rowe Price Equity Income Portfolio                                48
  ING Templeton Global Growth Portfolio                                    51
  ING UBS U.S. Allocation Portfolio                                        55
  ING Van Kampen Equity Growth Portfolio                                   60
  ING Van Kampen Global Franchise Portfolio                                63
  ING Van Kampen Growth and Income Portfolio                               66
  ING Van Kampen Real Estate Portfolio                                     69
  ING Wells Fargo Mid Cap Disciplined Portfolio                            72
  ING Wells Fargo Small Cap Disciplined Portfolio                          75

PORTFOLIO FEES AND EXPENSES                                                77

SUMMARY OF PRINCIPAL RISKS                                                 79

MORE INFORMATION
  Percentage and Rating Limitations                                        86
  A Word about Portfolio Diversity                                         86
  Additional Information about the Portfolios                              86
  Non-Fundamental Investment Policies                                      86
  Temporary Defensive Positions                                            86
  Administrative Services                                                  86
  Portfolio Distribution                                                   87
  Additional Information Regarding the Classes of Shares
    Rule 12b-1 Distribution Fees                                           87
    Service Fees                                                           88
  How ING Groep Compensates Entities Offering
    Our Portfolios as Investment Options in Their Insurance Products       88
  Interests of the Holders of the Variable Insurance Contracts
  And Policies and Qualified Retirement Plans                              88
  Frequent Trading - Market Timing                                         89
  Portfolio Holdings Disclosure Policy                                     90
  Reports to Shareholders                                                  90

OVERALL MANAGEMENT OF THE TRUST
  Adviser                                                                  91
  Advisory Fee                                                             91

NET ASSET VALUE                                                            92

TAXES AND DISTRIBUTIONS                                                    93

FINANCIAL HIGHLIGHTS                                                       96

TO OBTAIN MORE INFORMATION                                          Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, the "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").


ADVISERS

Directed Services, Inc. ("DSI") serves as the investment adviser to each of the Portfolios, except ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios; and ING Investments, LLC ("ING Investments") serves as the investment adviser to ING Equities Plus, ING Global Real Estate, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios (each, an "Adviser" and collectively, "Advisers"). Each Portfolio has a sub-adviser referred to herein as a "Sub-Adviser." DSI and ING Investments are wholly-owned, indirect subsidiaries of ING Groep, N.V. ("ING Groep") (NYSE : ING), one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance, and asset management services to both individual and institutional investors.

PORTFOLIOS AND SUB-ADVISORS

ING AllianceBernstein Mid Cap Growth Portfolio - Alliance Capital Management
L.P.
ING Capital Guardian Small/Mid Cap Portfolio - Capital Guardian Trust Company

ING Capital Guardian U.S. Equities Portfolio - Capital Guardian Trust Company ING FMR(SM) Diversified Mid Cap Portfolio - Fidelity Management & Research Company
ING FMR(SM) Earnings Growth Portfolio - Fidelity Management & Research Company

ING FMR(SM) Small Cap Equity Portfolio - Fidelity Management & Research Co. ING Franklin Income Portfolio - Franklin Advisers, Inc.
ING Global Resources Portfolio - ING Investment Management Co.

ING Goldman Sachs Tollkeeper(SM) Portfolio - Goldman Sachs Asset Management,
L.P.

ING Lord Abbett Affiliated Portfolio - Lord, Abbett & Co. LLC

ING Mercury Large Cap Growth Portfolio - Mercury Advisors

ING Mercury Large Cap Value Portfolio - Mercury Advisors

ING Salomon Brothers All Cap Portfolio - Salomon Brothers Asset Management Inc.

ING T. Rowe Price Capital Appreciation Portfolio - T. Rowe Price Associates,
Inc.

ING T. Rowe Price Equity Income Portfolio - T. Rowe Price Associates, Inc.

ING Templeton Global Growth Portfolio - Templeton Global Advisors Limited

ING UBS U.S. Allocation Portfolio - UBS Global Asset Management (Americas) Inc. ING Van Kampen Equity Growth Portfolio - Van Kampen
ING Van Kampen Global Franchise Portfolio - Van Kampen
ING Van Kampen Growth and Income Portfolio - Van Kampen
ING Van Kampen Real Estate Portfolio - Van Kampen

ING Wells Fargo Mid Cap Disciplined Portfolio - Wells Capital Management ING Wells Fargo Small Cap Disciplined Portfolio - Wells Capital Management


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service 2 Class shares ("Service 2"). For more information about Service 2 Class shares, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


INVESTING THROUGH YOUR VARIABLE CONTRACT OR QUALIFIED PLAN


Service 2 shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates. Institutional Class shares, which are not offered in this Prospectus, also may be made available to other investment companies, including series of the Trust under fund-of-funds arrangements.


Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

WHY READING THIS PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies, and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

SUB-ADVISER


Alliance Capital Management L.P. ("Alliance Capital")

INVESTMENT OBJECTIVE


Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests substantially all of its assets in high-quality common stocks that Alliance Capital expects to increase in value. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in common stock of mid-capitalization companies. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For these purposes, mid-capitalization companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The market capitalizations of companies in the Russell Midcap(R) Growth Index ranged from $[ ] million to $[ ] billion as of December 31, 2005. The capitalization range of companies in the Russell Midcap(R) Growth Index will change with the markets and the Portfolio typically invests in common stocks with market capitalizations of between $1 billion and $15 billion at the time of purchase. The Portfolio also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Portfolio may invest without limit in foreign securities. The Portfolio generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Portfolio also may:

     - write exchange-traded covered call options on up to 25% of its total assets;

     - make secured loans on portfolio securities of up to 25% of its total assets;

     - enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets; and

     - enter into futures contracts on securities indexes and options on such futures contracts.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                           CONVERTIBLE SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                             PORTFOLIO TURNOVER RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999        25.38
2000       (17.25)
2001       (13.87)
2002       (30.15)
2003        66.82
2004        19.35
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     SERVICE 2 RETURN                     %              %               N/A
     Russell Midcap(R) Growth Index       %              %(3)            N/A
     CLASS S RETURN                       %              %                  %
     Russell Midcap(R) Growth Index       %              %                  %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations August 14, 1998, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Service 2 and Class S shares; the Class S returns are also

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Alliance Capital Management L.P. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning August 1, 1998.

MORE ON THE SUB-ADVISER

Alliance Capital is a leading global investment management firms supervising clients accounts with assets totaling approximately $[ ] billion as of December 31, 2005. Alliance Capital provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance Capital is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The principal address of Alliance Capital is 1345 Avenue of the Americas New York, NY 10105.

As of December 31, 2005, Alliance Capital Management Holding L.P. owns approximately [ ]% of the units of limited partnership interest in Alliance Capital. AXA Financial, Inc. owns approximately [ ]% of the outstanding publicly traded Alliance Holding Units and approximately [ ]% of the outstanding Alliance Capital Units, which, including the general partnership interests, Alliance Capital and Alliance Holding, represents a [ ]% economic interest in Alliance Capital. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the largest global financial services organizations.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
Catherine Wood         Senior Vice President and portfolio manager,
                       Alliance Capital, and Chief Investment Officer, Regent
                       Investor Services, a division of Alliance Capital.

                       Ms. Wood joined Alliance Capital in 2001 from Tupelo
                       Capital Management where she was a general partner, co-managing global equity-oriented portfolios. Prior to that, Ms. Wood worked for 19 years with Jennison
                       Associates as a Director and portfolio manager, Equity
                       Research Analyst and Chief Economist.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser considers small/mid cap companies to be companies that have total market capitalization within the range of companies included in the custom Russell 2800 Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The Portfolio may invest up to 20% of its assets in companies outside this range, measured at the time of purchase.

The Sub-Advisor is not constrained by a particular investment style and may invest in "growth" or "value" securities.


Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market but may also invest in foreign companies. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit volume growth rate.


The Portfolio may hold American Depository Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars and other securities representing ownership interests of foreign companies, such as European Depository Receipts and Global Depository Receipts. The Portfolio may invest a portion of its assets in money market instruments and repurchase agreements.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

                               OTC INVESTMENT RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996        19.94
1997        10.18
1998        20.80
1999        50.41
2000       (18.29)
2001        (1.71)
2002       (25.54)
2003        40.08
2004         7.32
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Index, and custom Russell 2800 Index. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index. The custom Russell 2800 Index is defined as the combination of the Russell 2000(R) and Russell Midcap(R) Indices. These two indices added together represent the smallest 2800 companies in the Russell 3000(R) Index, which itself represents roughly 98% of the investable U.S. equity market. The Russell Midcap(R) Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Index is a more appropriate comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)

                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     SERVICE 2 RETURN                     %              %
     Russell Midcap(R) Index              %              %(3)
     Custom Russell 2800 Index            %              %(3)
     CLASS S RETURN                       %              %               %
     Russell Midcap(R) Index              %              %               %(3)
     Custom Russell 2800 Index            %              %               %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations January 3, 1996, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Capital Guardian Trust Company has managed the Portfolio since February 1, 2000. Performance prior to February 1, 2000 is attributable to a different Sub-Adviser. Prior to May 1, 2005, the Portfolio's strategy was to invest at least 80% of its assets in small cap securities, as opposed to the current policy of small- and mid-cap.

(3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002. The Index returns for the Class S shares are for the period beginning January 1, 1996.

MORE ON THE SUB-ADVISOR

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, began management of the Portfolio on February 1, 2000. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                                 POSITION AND RECENT BUSINESS EXPERIENCE
----                                 ---------------------------------------
James S. Kang                        Mr. Kang is a Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital Guardian organization in 1987.

Karen A. Miller                      Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities, and joined the Capital Guardian organization in 1990.

Kathryn M. Peters                    Ms. Peters is a Vice President of Capital Guardian with portfolio management responsibilities. Prior to joining the organization in 2001, Ms. Peters was a portfolio manager and principal with Montgomery Asset Management, LLC.

Theodore R. Samuels                  Mr. Samuels is a Senior Vice President and Director of Capital Guardian with portfolio management responsibilities. He joined Capital Guardian in 1981.

Lawrence R. Solomon                  Mr. Solomon is a Senior Vice President of Capital Guardian with portfolio management responsibilities. He joined Capital Guardian in 1987.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


SUB-ADVISER


Capital Guardian Trust Company ("Capital Guardian")

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Equity securities in which the Portfolio may invest include common or preferred stock or securities convertible into or exchangeable for equity securities, such as warrants or rights. When determining whether a company is located in the United States, the Sub-Adviser will consider such factors as the place of listing and the location of the issuer's incorporation and headquarters.

In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Sub-Adviser is not constrained by a particular investment style, and may invest in "growth" or "value" securities. Under normal conditions, the Portfolio can be expected to invest in companies with a market capitalization of greater than $1 billion at the time of purchase.


The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts. The Portfolio may invest a portion of its assets in debt securities and cash equivalents.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table below show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001        (3.78)
2002       (23.91)
2003        36.34
2004         9.10
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     SERVICE 2 RETURN                     %              %               N/A
     S&P 500(R) Index                     %              %(3)            N/A
     CLASS S RETURN                       %              %                 %
     S&P 500(R) Index                     %              %(3)              %


                                  BEST QUARTER


Quarter Ended


                                  WORST QUARTER


Quarter Ended

(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  Capital Guardian has managed the Portfolio since February 1, 2000.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Capital Guardian, principally located at 333 South Hope Street, Los Angeles, CA 90071, has managed the Portfolio since inception. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc. which is located at the same address as Capital Guardian. Capital Guardian has been providing investment management services since 1968 and managed over $157 billion in assets as of December 31, 2005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
----                       ---------------------------------------
Karen A. Miller            Ms. Miller is a Senior Vice President of Capital Guardian with portfolio management responsibilities. She joined the Capital Guardian organization in 1990 where she served in various portfolio management positions.

Michael R. Ericksen        Mr. Ericksen is a Senior Vice President and portfolio manager. He joined the Capital Guardian organization in 1987 where he served in various capacities.

David Fisher               Mr. Fisher is Chairman of the Board of Capital Guardian Group
                           International, Inc. and Capital Guardian. He joined the Capital Guardian organization in 1969 where he served in various portfolio management positions.

Theodore Samuels           Mr. Samuels is a Senior Vice President and Director for Capital Guardian,
                           as well as a Director of Capital International Research, Inc. He joined the Capital Guardian organization in 1981 where he served in various portfolio management positions.

Eugene P. Stein            Mr. Stein is Executive Vice President, a Director, a portfolio manager, and Chairman of the Investment Committee for Capital Guardian. He joined the Capital Guardian organization in 1972 where he served in various portfolio manager positions.

Terry Berkemeier           Mr. Berkemeier is a Senior Vice President of Capital Guardian with U.S.
                           equity portfolio management responsibilities. He joined the Capital
                           Guardian organization in 1992.

Alan J. Wilson             Mr. Wilson is a Director and Senior Vice President of Capital Guardian
                           with portfolio management responsibilities. He is also an investment analyst for Capital International Research, Inc. with portfolio management responsibilities, specializing in U.S. oil services and household products.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400 Index(TM) ("S&P MidCap 400 Index(TM)"). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

The Sub-Adviser may invest up to 25% of the Portfolio's assets in securities of foreign issuers, including emerging markets securities, in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolios, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.


Factors considered include growth potential, earnings estimates and management.


The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             PORTFOLIO TURNOVER RISK
                         OTHER INVESTMENT COMPANIES RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001        (6.77)
2002       (19.47)
2003        33.24
2004        23.83
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the S&P MidCap 400 Index(TM). The S&P MidCap 400(TM) Index is a market capitalization-weighted index of 400 medium-capitalization stocks chosen for market size, liquidity, and industry group representation. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     SERVICE 2 SHARES                     %              %               N/A
     S&P MidCap 400 Index(TM)             %              %(2)            N/A
     CLASS S SHARES                       %              %                 %
     S&P MidCap 400 Index(TM)             %              %(2)              %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME              POSITION AND RECENT BUSINESS EXPERIENCE
----              ---------------------------------------
Tom Allen         Vice President of FMR and portfolio manager of the Portfolio since February 2004.

                  Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) EARNINGS GROWTH PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

Seeks growth of capital over the long term.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) or price/book (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.


The Portfolio may change any of these investment policies (including its objective) without shareholder approval.


The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK
                             PORTFOLIO TURNOVER RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on April 29, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME              POSITION AND RECENT BUSINESS EXPERIENCE
----              ---------------------------------------
Joseph W. Day     Vice President and portfolio manager

                  Mr. Day is portfolio manager to the Portfolio. Since joining
                  Fidelity Investments in 1984, Mr. Day has worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO


SUB-ADVISER


Fidelity Management & Research Company ("FMR")

INVESTMENT OBJECTIVE

The Portfolio seeks long-term growth of capital. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Sub-Adviser normally invests at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000(R) Index and the Standard & Poor's SmallCap 600 Index. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with larger market capitalizations.

The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

The Sub-Adviser is not constrained by any particular investment style. At any given time, the Sub-Adviser may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management, among others.

The Sub-Adviser may use various techniques, such as buying and selling futures contracts and other investment companies, including exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its investment objective.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                           MARKET CAPITALIZATION RISK
                             MARKET AND COMPANY RISK

                         OTHER INVESTMENT COMPANIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. (FMRC), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson III family and is entitled to 49% of the vote on any matter acted upon the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company, Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the act of 1940 Act, to form a controlling group with respect to FMR Corp.

The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $[--] billion in mutual fund assets.


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME              POSITION AND RECENT BUSINESS EXPERIENCE
----              ---------------------------------------
Thomas Hense      Vice President and Portfolio Manager

                  Mr. Hense had managed the Portfolio since inception. Since joining Fidelity Investments in 1993, Mr. Hense had worked as a research analyst and manager.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING FRANKLIN INCOME PORTFOLIO


SUB-ADVISER


Franklin Advisers, Inc. ("Franklin")

INVESTMENT OBJECTIVE


The Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests in a diversified portfolio of debt and equity securities. Debt securities in which the Portfolio will invest include bonds, notes and debentures, among others. Equity securities include common stocks, preferred stocks and convertible securities, among others.

The Portfolio seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the Portfolio maintains the flexibility to invest in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The Portfolio may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the Portfolio will invest more than 50% of its assets in these securities. Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's(R) Ratings Group ("S&P(R)") and Moody's Investors Service ("Moody's") are considered investment grade. Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by the Sub-Adviser to be of comparable quality. Such high-yield securities are considered to be below "investment grade" and are sometimes referred to as "junk bonds." Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts.

The Sub-Adviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the debt securities being considered for the Portfolio's investment portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the Sub-Adviser considers a variety of factors, including:

     -    the experience and managerial strength of the company;

     - the responsiveness to changes in interest rates and business conditions;

     -    debt maturity schedules and borrowing requirements;

     - the company's changing financial condition and market recognition of the change; and

     - a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

TEMPORARY DEFENSIVE INVESTMENTS

When the Sub-Adviser believes market or economic conditions are unfavorable for investors, the Sub-Adviser may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

generally may include short-term U.S. government securities, commercial paper, bank obligations, repurchase agreements, money market fund shares and other money market instruments. The Sub-Adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Portfolio may be unable to achieve its investment goal.

PRINCIPAL RISKS

As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The strategy employed by the Sub-Adviser may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              HIGH YIELD, BOND RISK

                                   INCOME RISK
                               INTEREST RATE RISK
                                  MANAGER RISK
                               MARKET TRENDS RISK
                             MARKET AND COMPANY RISK
                                  MATURITY RISK
                             PORTFOLIO TURNOVER RISK
                              PRICE VOLATILITY RISK
                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), annual performance information is not provided.

MORE ON THE SUB-ADVISER

The Adviser has engaged Franklin Advisers, Inc. ("Franklin"), One Franklin Parkway, San Mateo, California 04403-1905 to serve as Sub-Adviser to the ING Franklin Income Portfolio. As of December 31, 2005, Franklin had $[--] in assets under management.

The following individuals share responsibility for the day-to-day management of the Portfolio:

NAME                      POSITION AND RECENT BUSINESS EXPERIENCE
----                      ---------------------------------------
Edward D. Perks           Mr. Perks is Vice President of Franklin and has
                          managed the Portfolio since its inception. He joined
                          Franklin in 1992.

Charles B. Johnson        Mr. Johnson is Chairman of the Board of Franklin and
                          has managed the Portfolio since its inception. He
                          joined Franklin in 1957.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GLOBAL RESOURCES PORTFOLIO


SUB-ADVISER

ING Investment Management Co. ("ING IM")


INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

Hard asset securities in which the Portfolio may invest include equity securities and debt securities of hard asset companies. Equity securities in which the Portfolio invests can include common and preferred stocks and American and Global Depositary Receipts but also include other types of equity and equity derivative securities. The Portfolio may also invest in structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of one or more of the following:

     -    precious metals;

     -    ferrous and non-ferrous metals;

     -    integrated oil;

     -    gas/other hydrocarbons;

     -    forest products;

     -    agricultural commodities; and

     -    other basic materials that can be priced by a market.

The Portfolio may invest up to a maximum of 50% of its net assets in any of the above sectors. The Portfolio's investment strategy is based on the belief that hard asset securities can protect against eroding monetary values or a rise in activity which consumes more of these commodities.

The Portfolio also may invest in:


     -    securities of foreign issuers;


     -    companies not engaged in natural resources/hard asset activities;

     -    investment-grade corporate debt;

     -    U.S. government or foreign obligations;

     -    money market instruments;


     -    repurchase agreements; and

     -    derivatives.


The Portfolio may also invest directly in commodities, including gold bullion and coins. Equity securities in which the Portfolio invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter, and include:

               -    common stock;
               -    direct equity interests in trusts;
               -    preferred stock;
               -    joint ventures;
               -    rights;
               -    "partly paid" securities;
               -    warrants;
               -    partnerships; and
               -    "when-issued" securities;
               -    restricted securities.

The Portfolio may also engage in short sales (up to 25% of net assets).

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of default or the poor earnings of the issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                 HARD ASSET RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                               OTC INVESTMENT RISK

                                   SECTOR RISK
                             SECURITIES LENDING RISK

                                SHORT SALES RISK

                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996        32.97
1997         6.06
1998       (29.69)
1999        23.19
2000        (4.87)
2001       (12.26)
2002         0.64
2003        52.12
2004         6.23
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's(R) 500 Composite Stock Price Index ("S&P 500(R) Index"), and the Goldman Sachs Natural Resources Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)
     SERVICE 2 RETURN                     %              %               N/A
     S&P 500(R) Index                     %              %(3)            N/A
     Goldman Sachs Natural
       Resources Index                    %              %(3)            N/A
     CLASS S RETURN                       %              %                 %
     S&P 500(R) Index                     %              %                 %
     Goldman Sachs Natural
       Resources Index                    %              %                 %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) ING IM has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

(3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

ING IM, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of December 31, 2005, ING IM managed approximately $    billion in assets.
The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
----                 ---------------------------------------
Anthony Socci        Anthony Socci, Vice President and portfolio manager, has
                     managed the Portfolio since January of 2006. Mr. Socci
                     joined ING IM in 2004 as a Senior Sector Analyst covering
                     the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for
                     ING IM's large-cap equity strategies and for use by equity managers across ING IM. Mr. Socci has 25 years of
                     experience including 17 years in equity research, all with
                     Dreyfus Corporation.

James A. Vail        James A. Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Vail
                     has been with ING IM since July 2000. Mr. Vail has over 30 years of investment experience. Prior to joining ING IM in
                     2000, Mr. Vail was a Vice President at Lexington Management
                     Corporation, which he joined in 1991.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


SUB-ADVISER


Goldman Sachs Asset Management, L.P. ("GSAM")

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in equity investments in "Tollkeeper" companies, which are technology, media, or service companies believed to be high quality and that adopt or use technology to improve cost structure, revenue opportunities, and/or competitive advantage. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio seeks to achieve its investment objective by investing in equity investments of companies that the Sub-Adviser believes are well positioned to benefit from the proliferation of technology. In general, the Sub-Adviser defines a Tollkeeper company as a company with predictable, sustainable or recurring revenue streams. The Sub-Adviser anticipates that Tollkeeper companies may increase revenue by increasing "traffic", or customers and sales, and raising "tolls," or prices, and margins. The Sub-Adviser does not define companies that are capital intensive, low margin businesses as Tollkeepers (although the Portfolio may invest in such companies as part of the Portfolio's 20% basket of securities which are not or may not be defined as Tollkeepers).

The Sub-Adviser believes that the characteristics of many Tollkeeper companies should enable them to grow consistently their businesses. Such characteristics include:


     -    Strong brand name;

     -    Dominant market share;

     -    Recurring revenue streams;

     -    Free cash flow generation;

     -    Long product life cycle;

     -    Enduring competitive advantage; and

     -    Excellent management.


The Internet is an example of a technology that the Sub-Adviser believes will drive growth for many Tollkeeper companies. The Internet's significant impact on the global economy has changed and is expected to continue to change the way many companies operate. Business benefits of the Internet may include global scalability, acquisition of new clients, new revenue sources, and increased efficiencies. Tollkeeper companies adopting Internet technologies to improve their business model include technology, media and service companies.


Due to its focus on technology, media and service companies, the Portfolio's investment performance will be closely tied to many factors that affect technology, media and service companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. Tollkeeper securities may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. As a result, the Portfolio's net asset value is more likely to have greater volatility than that of a portfolio that is more diversified or invests in other industries.

The Portfolio may change any of these investment policies (including its objective) without shareholder approval.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below. Your investment in the Portfolio is subject to the following principal risks:


                                DERIVATIVES RISK
                              EMERGING MARKETS RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK

                                  INTERNET RISK

                                 LIQUIDITY RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                              PRICE VOLATILITY RISK
                                   SECTOR RISK

                                SHORT SALES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002       (38.20)
2003        40.76
2004        11.34
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the NASDAQ Composite Index(SM). The NASDAQ Composite Index(SM) is a broad-based capitalization-weighted index that measures all NASDAQ(R) domestic and international based common type stocks listed on The NASDAQ Stock Market(R). It is not possible to invest directly in The index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                     1 YEAR        5 YEARS            10 YEARS
                                             (OR LIFE OF CLASS)
     SERVICE 2 RETURN                     %              %               N/A
     NASDAQ Composite Index(SM)           %              %(2)            N/A
     CLASS S RETURN                       %              %               N/A
     NASDAQ Composite Index(SM)           %              %(2)            N/A



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, which commenced operations May 1, 2001, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for Class S shares is for the period beginning May 1, 2001.

MORE ON THE SUB-ADVISER

GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc., serves as the Sub-Adviser to the Portfolio since May 1, 2001. GSAM offers investment solutions to institutions and individuals worldwide. Our clients include pension plans, corporations, insurance companies, central banks, financial institutions, endowments, foundations, Taft-Hartley organizations/unions and high net worth individuals. In serving every client, our goal is to deliver strong, consistent investment results through innovative investment products and outstanding client service.

GSAM reported $[__] billion in total assets under management and/or distribution as of December 31, 2005 (including seed capital and excluding assets under supervision).

The organization's strengths remain its commitment to outstanding research, disciplined investment processes, state-of-the-art risk management tools and the ability to attract and retain top investment talent.

The principal address of GSAM is 32 Old Slip, New York, NY 10005.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                   POSITION AND RECENT BUSINESS EXPERIENCE
----                   ---------------------------------------
Steven M. Barry        Mr. Barry is a Managing Director, Chief Investment
                       Officer and senior portfolio manager of GSAM. He joined
                       GSAM as a portfolio manager in 1999. From 1988 to 1999,
                       Mr. Barry was a portfolio manager at Alliance Capital
                       Management.

Kenneth T. Berents     Mr. Berents is a Managing Director, Chairman of the
                       Investment Committee and senior portfolio manager of
                       GSAM. He joined GSAM as a portfolio manager in 2000. From
                       1992 to 1999, Mr. Berents was Director of Research and
                       head of the Investment Committee at Wheat First Union.

Herbert E. Ehlers      Mr. Ehlers is a Managing Director, Chief Investment
                       Officer, and senior portfolio manager of GSAM. He joined
                       GSAM as a senior portfolio manager and chief investment
                       officer of the Growth team in 1997. From 1981 to 1997,
                       Mr. Ehlers was the chief investment officer and chairman
                       of Liberty, and its predecessor firm, Eagle Asset
                       Management ("Eagle").

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


NAME                        POSITION AND RECENT BUSINESS EXPERIENCE
----                        ---------------------------------------
Gregory H. Ekizian, CFA     Mr. Ekizian is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager and
                            Co-Chair of the Growth Investment Committee in 1997. From 1990 to 1997,
                            Mr. Ekizian was a portfolio manager at Liberty and its predecessor firm,
                            Eagle.

Scott Kolar, CFA            Mr. Kolar is a Managing Director, Co-Chairman of the Investment
                            Committee and a senior portfolio manager of GSAM. He joined GSAM as an equity analyst in 1997 and became a portfolio manager in 1999. From 1994 to 1997, Mr. Kolar was an equity analyst and information systems specialist at Liberty.

David G. Shell, CFA         Mr. Shell is a Managing Director, Chief Investment Officer and senior portfolio manager of GSAM. He joined GSAM as a portfolio manager in
                            1997. From 1987 to 1997, Mr. Shell was a portfolio manager at Liberty and its predecessor firm, Eagle.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING LORD ABBETT AFFILIATED PORTFOLIO

PORTFOLIO SUB-ADVISER

Lord, Abbett & Co. LLC ("Lord Abbett")


INVESTMENT OBJECTIVE


Long-term growth of capital. Current income is a secondary objective. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of large, seasoned, U.S. and multinational companies that the Sub-Adviser believes are undervalued. Value stocks are stocks of companies that the Sub-Adviser believes the market undervalues according to certain financial measurements of their intrinsic worth or business prospects. The Sub-Adviser defines a large company as one having a market capitalization, at the time of purchase, that falls within the market capitalization range of companies in the Russell 1000(R) Value Index. As of December 31, 2005, the market capitalization range of the Russell 1000(R) Value Index was $563 million to $371.7 billion. This range may vary daily.

Equity securities in which the Portfolio may invest include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. In selecting investments for the Portfolio, the Sub-Adviser seeks to invest in securities of large, well-known companies selling at prices believed to be reasonable in relation to its assessment of their potential value. In selecting investments for the Portfolio, the Sub-Adviser looks for issuers that are "seasoned," meaning that the Sub-Adviser views them as established companies whose securities have gained a reputation for quality among investors and are liquid in the market.

The Portfolio may invest up to 10% of its assets in foreign securities and also may invest in American Depositary Receipts and similar depositary receipts, which are not subject to the 10% limit on investment. The Portfolio may invest in convertible bonds, convertible preferred stock, and in derivatives and similar instruments. The Portfolio's derivatives investments may include, but are not limited to, futures, forward contracts, swap agreements, warrants and rights. In addition, the Portfolio may buy and sell options on securities and securities indices for hedging or cross-hedging purposes or to seek to increase total return, and may sell covered call options on its portfolio securities in an attempt to increase income and to provide greater flexibility in the disposition of such securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           CONVERTIBLE SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Sub-Adviser may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001       -4.43
2002      -23.09
2003       31.11
2004        9.73
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:    [  ] quarter       [  ]       [  ]%
                 Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500/Barra Value Index ("S&P 500/Barra Value Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index is an unmanaged index designed to track a value investing style consisting of those companies in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") that have higher book-to-price risk index factor exposures and, as a consequence, higher book-to-price ratios. The Russell 1000(R) Value Index is intended to be the comparative index for the Portfolio. The Russell 1000(R) Value Index is a more appropriate index than the S&P 500/Barra Value Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)



                                          1 YEAR           5 YEARS             10 YEARS
                                                     (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
     SERVICE 2 RETURN                      [--]%            [--]%                [--]%
     Russell 1000(R) Value Index           [--]%            [--]%(3)             [--]%
     S&P 500/Barra Value Index             [--]%            [--]%(3)             [--]%
     CLASS S RETURN                        [--]%            [--]%                [--]%
     Russell 1000(R) Value Index           [--]%            [--]%                [--]%(3)
     S&P 500/Barra Value Index             [--]%            [--]%                [--]%(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Lord, Abbett & Co. LLC has managed the Portfolio since December 1, 2005. Prior to December 1, 2005, the Portfolio was managed by Salomon Brothers Asset Management Inc., and had a different investment objective and principal investment strategies. Performance prior to December 1, 2005 is attributable to Salomon Brothers Asset Management Inc.

(3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002. The Index returns for Class S shares are for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

Lord Abbett, has served as Sub-Adviser to the Portfolio since December 2005. The principal address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302. As of December 31, 2005, Lord Abbett managed $[--] billion in assets.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Eli M. Salzmann                 Mr. Salzmann, Partner of Lord Abbett and
                                Director of Large Cap Value Equity Management,
                                joined Lord Abbett in 1997.

Sholom Dinsky                   Mr. Dinsky is a Partner and joined Lord Abbett
                                in 2000 from Prudential Investments, where he
                                served as Managing Director of Prudential Asset
                                Management.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING MERCURY LARGE CAP GROWTH PORTFOLIO


SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any changes in this investment strategy. The Portfolio will invest primarily in equity securities of companies located in the United States that the Sub-Adviser believes have good prospects for earnings growth.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in common stock of companies the Sub-Adviser selects from among those which, at the time of purchase, are included in the Russell 1000(R) Growth Index. Using quantitative models that employ various factors, the Portfolio seeks to outperform the Russell 1000(R) Growth Index by investing in equity securities that the Sub-Adviser believes have above average earnings prospects. The Russell 1000(R) Growth Index (which consists of those Russell 1000(R) securities with a greater than average growth orientation) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screen: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth over growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined
- after the screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in the index, the Portfolio is not an "index" fund. In seeking to outperform the relevant benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    Relative price to earnings and prices to book ratios;


     -    Stability and quality of earnings momentum and growth;

     -    Weighted median market capitalization of the Portfolio; and

     - Allocation among the economic sectors of the Portfolio, as compared to the Russell 1000(R) Growth Index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign companies. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts or other securities representing interests in securities of foreign companies. The Portfolio may also invest in derivatives for hedging purposes and lend portfolio securities.


The Portfolio will normally invest a portion of its assets in short-term debt securities, such as commercial paper. The Portfolio may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or U.S. government and money market securities when the Sub-Adviser is unable to find enough attractive equity investments and to reduce exposure to equities when the Sub-Adviser believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions.

The Portfolio may engage in frequent and active trading of Portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK
                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK


                              GROWTH INVESTING RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                         U.S. GOVERNMENT SECURITIES RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service 2 shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       26.71
2004       10.93
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:    [  ] quarter       [  ]       [  ]%
                 Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. It is not possible to invest directly in the index.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                  1 YEAR            5 YEARS          10 YEARS
                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                  %               %               N/A
     Russell 1000(R) Growth Index      %               %(2)            N/A



(1) The performance information presented above is as of December 31 for each year or period. Service 2 shares of the Portfolio commenced on September 9, 2002.
(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Robert C. Doll, Jr., CFA        The Portfolio is managed by a team of investment
                                professionals who participate in the team's
                                research and stock selection. Mr. Doll, senior
                                investment professional and team leader, is
                                responsible for the setting and implementation
                                of the Portfolio's investment strategy and the
                                day-to-day management of its portfolio. He has
                                been the portfolio manager since inception. Mr.
                                Doll has been the President of Merrill Lynch
                                Investment Managers, L.P. ("MLIM") since 2001.
                                He was Co-Head (Americas Region) of MLIM from
                                1999 to 2000. Mr. Doll has been President and a
                                member of the Board of the funds advised by MLIM
                                and its affiliates since 2005.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO

SUB-ADVISER


Mercury Advisors

INVESTMENT OBJECTIVE

Long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Portfolio will invest in securities that the Sub-Adviser determines are undervalued.

The Sub-Adviser selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market capitalization range of companies included in the Russell 1000(R) Index. Using a multifactor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Sub-Adviser believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000(R) securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Index.

In selecting securities for the Portfolio from its benchmark universe, the Sub-Adviser uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Sub-Adviser looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Sub-Adviser believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Sub-Adviser relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Sub-Adviser believes have strong, sustainable growth with current momentum at attractive price valuations.

Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Sub-Adviser reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

     -    relative price-to-earnings and price-to-book ratios;

     -    stability and quality of earnings momentum and growth;

     - weighted median market capitalization of the Portfolio's investment portfolio;

     - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and

     -    weighted individual stocks within the index.

The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK

                             DEPOSITARY RECEIPT RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                             INVESTMENT MODELS RISK

                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                           MARKET CAPITALIZATION RISK
                               OTC INVESTMENT RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                         U.S. GOVERNMENT SECURITIES RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service 2 shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under your Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       31.07
2004       11.41
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:    [  ] quarter       [  ]       [  ]%
                 Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 shares' performance to those of two broad measures of market performance - the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Value Index more closely tracks the types of securities in which the Portfolio invests than the S&P 500(R) Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                       1 YEAR            5 YEARS          10 YEARS
                                                   (OR LIFE OF CLASS)
     SERVICE 2 RETURN                       %               %               N/A
     Russell 1000(R) Value Index(2)
     S&P 500(R) Index                       %               %(2)            N/A



(1) The performance information presented above is as of December 31 for each year or period. Service 2 shares of the Portfolio commenced operations on September 9, 2002.
(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Fund Asset Management L.P. ("FAM") serves as the Sub-Adviser to the Portfolio. FAM does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Mercury Advisors."

FAM was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The principal address of FAM is 800 Scudder Mill Road Plainsboro, NJ 08536. FAM and its affiliates had over $[ ] billion in investment company and other portfolio assets under management as of December 31, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Robert C. Doll, Jr., CFA        Robert C. Doll, Jr., has been responsible for
                                the day-to-day management of the Portfolio since
                                August 2005 and has been President of Merrill
                                Lynch Investment Managers, L.P. ("MLIM") since
                                2001. He was Co-Head (Americas Region) of MLIM
                                from 1999 to 2000. Prior to joining MLIM, he was
                                Chief Investment Officer of Oppenheimer, Inc. in
                                1999 and an Executive Vice President thereof
                                from 1991 to 1999.



The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP PORTFOLIO


SUB-ADVISER


Salomon Brothers Asset Management Inc. ("SaBAM")

INVESTMENT OBJECTIVE


Capital appreciation through investment in securities which the Sub-Adviser believes have above-average capital appreciation potential.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Sub-Adviser selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Portfolio generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities. The Portfolio may invest in non-dividend paying common stocks. The Portfolio may also invest in foreign securities including emerging market issuers. Securities of foreign companies may be in the form of American Depositary Receipts, European Depositary Receipts, or other securities representing interests in securities of foreign companies.

The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near term outlook which the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy, which it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:


     -    Low market valuations measured by its valuation models; and

     -    Positive changes in earnings prospects because of factors such as:

           -   New, improved or unique products and services;
           -   New or rapidly expanding markets for the company's products;
           -   New management;
           - Changes in the economic, financial, regulatory or political environment particularly affecting the company;
           -   Effective research, product development and marketing; and
           -   A business strategy not yet recognized by the marketplace.


The Portfolio may also invest a portion of its assets in debt securities and cash equivalents. The Portfolio may borrow up to 15% of its total assets. The Portfolio may also invest in derivatives to seek income or gain or for hedging purposes.


The Portfolio may invest in illiquid securities. These securities, which cannot be easily resold, may include securities for which there is no readily available market. Other possibly illiquid securities in which the Portfolio may invest are securities that have contractual or legal restrictions on resale, known as "restricted securities," including Rule 144A securities that can be resold to qualified institutional buyers but not to the general public.

The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. A non-diversified portfolio has greater exposure to the risk of poor earnings or losses by an issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.



                           BORROWING AND LEVERAGE RISK
                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                     RESTRICTED AND ILLIQUID SECURITIES RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001        1.75
2002      (25.68)
2003       38.75
2004        7.62
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:    [  ] quarter       [  ]       [  ]%
                 Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the Russell 3000(R) Index. The Russell 3000(R) Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                          1 YEAR           5 YEARS             10 YEARS
                                                     (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
     SERVICE 2 RETURN                          %                %                 N/A
     Russell 3000(R) Index                     %                %(2)              N/A
     CLASS S RETURN                            %                %                   %
     Russell 3000(R) Index                     %                %                   %(2)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, which commenced operations February 1, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002. The Index return for the Class S shares is for the period beginning February 1, 2000.

MORE ON THE SUB-ADVISER

SaBAM was established in 1987 and together with its affiliates in London, Tokyo, and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. The principal address of SaBAM is 399 Park Avenue, New York, New York 10022. It is an indirect wholly owned subsidiary of Citigroup Inc. Citigroup Inc.'s businesses provide a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading - and use diverse channels to make them available to consumer and corporate customers around the world. As of
December 31, 2005, SaBAM managed over $[    ] billion in assets.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


On June 24, 2005, Citigroup Inc. announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. ("Legg Mason").

As part of this transaction, SaBAM, currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Adviser's investment sub-advisory agreement with SaBAM.

The following individuals share responsibility for the day-to-day management of the Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
John G. Goode                   Managing Director, SaBAM

                                Mr. Goode has been employed by Citigroup Inc. or its predecessor firms since 1969.

Peter J. Hable                  Managing Director, SaBAM

                                Mr. Hable has been employed by Citigroup Inc.
                                and its predecessor firms since 1983.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Over the long term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. The Portfolio invests primarily in the common stocks of established companies the Sub-Adviser believes to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, futures, and options, in pursuit of its asset allocation strategy. The Portfolio may invest up to 25% of its net assets in foreign equity securities.


The Portfolio's common stocks generally fall into one of two categories:

     - the larger category is composed of long-term core holdings whose purchase prices, when bought, are considered low in terms of company assets, earnings, or other factors; and


     - the smaller category is composed of opportunistic investments whose prices are expected by the Sub-Adviser to rise in the short term but not necessarily over the long term.

Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a value approach in selecting investments. Its in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor, but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Portfolio's approach differs from that of many other stock funds. The Sub-Adviser works as hard to reduce risk as to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for the best risk/reward values among all types of securities. The portion of the Portfolio invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Portfolio's cash reserve may reflect the Sub-Adviser's ability to find companies that meet valuation criteria rather than its market outlook.


Futures and options may be bought or sold for any number of reasons, including: to manage the Portfolio's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio's overall exposure to certain markets; as a cash management tool; in an effort to enhance income; and to protect the value of portfolio securities. Call and put options may be purchased or sold on securities, financial indices, and foreign currencies. Investments in futures and options are subject to additional volatility and potential losses.


In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


DEBT SECURITIES. Debt securities and convertible bonds may often constitute a significant portion of the Portfolio's overall investment portfolio. These securities may be purchased to gain additional exposure to a company for their income or other features. The Portfolio may purchase debt securities of any maturity and credit quality. The

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Sub-Adviser may invest up to 15% of the Portfolio's assets in debt securities that are rated below investment-grade or, if not rated, of equivalent quality and restricted securities. There is no limit on the Portfolio's investments in convertible securities. For a description of bond ratings, please refer to the Statement of Additional Information.

MONEY MARKET INSTRUMENTS. If there are remaining assets available for investment, the Sub-Adviser may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year:

     (1) shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of T. Rowe Price;


     (2)  U.S. government obligations;

     (3) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation;

     (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; and

     (5)  repurchase agreements.


The Portfolio may also borrow securities.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                 ALLOCATION RISK

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                                   CREDIT RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK


                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                                  MATURITY RISK
                             SECURITIES LENDING RISK
                             SPECIAL SITUATIONS RISK
                         U.S. GOVERNMENT SECURITIES RISK

                              VALUE INVESTING RISK


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       16.18
1997       15.13
1998        5.73
1999        6.76
2000       21.81
2001        9.75
2002        0.33
2003       24.96
2004       16.48
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                 Best:    [  ] quarter       [  ]       [  ]%
                 Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of three broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), the Lehman Brothers U.S. Government/Credit Bond Index and the 60% a composite index, of which 60% is comprised of the S&P 500(R) Index and 40% is comprise of the Lehman Brothers U.S. Government/Credit Bond Index ("S&P 500/40% Lehman Index"). The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Lehman Brothers U.S. Government/Credit Bond Index is a broad market weighted index which encompasses U.S. Treasury and Agency securities, corporate investment grade bonds and mortgage-backed securities. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                       1 YEAR            5 YEARS          10 YEARS
                                                   (OR LIFE OF CLASS)
     SERVICE 2 SHARES                       %                 %             N/A
     S&P 500(R) Index                       %                 %(3)          N/A
     Lehman Brothers U.S. Government/
      Credit Bond Index                     %                 %(3)          N/A
     60% S&P 500/40% Lehman Index           %                 %(3)          N/A
     CLASS S SHARES                         %                 %               %
     S&P 500(R) Index                       %                 %               %
     Lehman Brothers U.S. Government/
      Credit Bond Index                     %                 %               %
     60% S&P 500/40% Lehman Index           %                 %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since January 1, 1995. Performance prior to January 1, 1995 is attributable to a different Sub-Adviser.

(3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                            POSITION AND RECENT BUSINESS EXPERIENCE
----                            ---------------------------------------
Stephen W. Boesel               Mr. Boesel is the Committee Chair of the
                                Investment Advisory Committee that manages the
                                Portfolio. He works with the Committee in
                                developing and executing the Portfolio's
                                investment program. Mr. Boesel has been Chairman
                                of the Committee since August 2001 and he has
                                been managing investments since joining T. Rowe
                                Price in 1973.


Effective on or about June 30, 2006, Jeffrey Arricale and David Giroux will become Co-Chairmen of the Portfolio's Investment Advisory Committee. Mr. Arricale and Mr. Giroux each joined T. Rowe Price as investment analysts in 2001 and 1998, respectively. Both currently serve as Vice Presidents of T. Rowe Price and Investment Advisory Committee Members of the Portfolio.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


SUB-ADVISER


T. Rowe Price Associates, Inc. ("T. Rowe Price")

INVESTMENT OBJECTIVE

Substantial dividend income as well as long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.


The Sub-Adviser typically employs a "value" approach in selecting investments. The Sub-Adviser's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Sub-Adviser generally looks for companies with the following:


     -    an established operating history;


     - above-average dividend yield relative to the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index");

     -    low price/earnings ratio relative to the S&P 500(R) Index;


     -    a sound balance sheet and other positive financial characteristics;
          and

     - low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.


While most of the Portfolio's assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities (limited to 25% of total assets), debt securities, including high-yield debt securities and futures and options in keeping with its objectives. In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. The Portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Funds internally managed money market funds of
T. Rowe Price.


The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK

                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                             FOREIGN INVESTMENT RISK

                              HIGH-YIELD BOND RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                             SECURITIES LENDING RISK
                              VALUE INVESTING RISK


The Portfolio's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may also be hurt when interest rates rise sharply. Also, a company in which the Portfolio invests may reduce or eliminate its dividend.


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.


The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's shares from year-to-year.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996         8.60
1997        17.28
1998         8.08
1999        (0.88)
2000        12.77
2001         1.21
2002       (13.31)
2003        25.10
2004        14.61
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                   Best:    [  ] quarter       [  ]       [  ]%
                   Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the S&P 500(R) Index. The
S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     S&P 500(R) Index                                  %                  %(3)          N/A
     CLASS S RETURN                                    %                  %               %
     S&P 500(R) Index                                  %                  %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance information for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) T. Rowe Price Associates, Inc. has managed the Portfolio since March 1, 1999. Performance prior to March 1, 1999 is attributable to a different Sub-Adviser.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

T. Rowe Price was founded in 1937 by the late Thomas Rowe Price, Jr. and is a wholly owned subsidiary of T. Rowe Price Group, a publicly held financial services holding company. The principal address of T. Rowe Price is 100 East Pratt Street, Baltimore, Maryland 21202. As of December 31, 2005, the firm and its affiliates managed over $[ ] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:


NAME           POSITION AND RECENT BUSINESS EXPERIENCE
----           ---------------------------------------
Brian Rogers   Mr. Rogers is the Committee Chair of the Investment Advisory
               Committee that manages the Portfolio. He works with the Committee in developing and executing the Portfolio's investment program.
               Mr. Rogers has been Chairman of the Committee since March 1999 and he has been managing investments since joining T. Rowe Price in 1982.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING TEMPLETON GLOBAL GROWTH PORTFOLIO



SUB-ADVISER

Templeton Global Advisors Limited ("Templeton Global Advisors")


INVESTMENT OBJECTIVE

Capital appreciation. Current income is only an incidental consideration.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in equity securities of companies located in a number of different countries anywhere in the world, including emerging markets. Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Portfolio may invest. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into). The Portfolio also invests in depositary receipts. The Portfolio may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

The Portfolio may use various derivative strategies, such as option or swap agreements, among others, to seek to protect its assets, implement a cash or tax management strategy or enhance its returns. The Portfolio may invest up to 5% of its total assets in options and swap agreements. With derivatives, the Sub-Adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Sub-Adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for the Portfolio, the Sub-Adviser applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the Sub-Adviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The Sub-Adviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                                  CURRENCY RISK
                              DEBT SECURITIES RISK
                             DEPOSITARY RECEIPT RISK
                                DERIVATIVES RISK

                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996        12.10
1997        11.99
1998        29.13
1999        63.07
2000       (14.70)
2001       (12.04)
2002       (20.29)
2003        36.31
2004        10.64
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)") and the Morgan Stanley Capital International All Country World Index(SM) ("MSCI All Country World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East. The MSCI All Country World Index(SM) is an unmanaged index comprised of equity securities in countries around the world, including the United States, other developed countries and emerging markets. The MSCI World Index(SM) is intended to be the comparative index for the Portfolio. The MSCI World Index(SM) is a more appropriate index than the MSCI All Country World Index(SM) for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     MSCI World Index(SM)                              %                  %             N/A
     MSCI All Country World Index(SM)                  %                  %(3)          N/A
     CLASS S RETURN                                    %                  %               %
     MSCI World Index(SM)                              %                  %               %
     MSCI All Country World Index(SM)                  %                  %               %



(1) The performance information presented above is as of December 31 for each year. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Service 2 and Class S shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Templeton Global Advisors Limited has managed the Portfolio since December 5, 2005. Prior to December 5, 2005, the Portfolio was managed by Capital Guardian Trust Company and had different principal investment strategies. Capital Guardian Trust Company managed the Portfolio from February 1, 2000 through December 2, 2005. Performance prior to February 1, 2000 is attributable to a different Sub-Advisor.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Templeton Global Advisors, an indirect wholly-owned subsidiary of Franklin Resources, Inc., has served as Sub-Advisor to the Portfolio since December 5, 2005. Templeton Global Advisors, principally located at Lyford Cay, Nassau, Bahamas, has been an investment adviser since September 22, 1992 and as of December 31, 2005, had $[--] billion in assets under management.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Murdo Murchison, CFA     Mr. Murchison is Executive Vice President of Templeton
                         Global Advisors. He joined the firm in 1993 and has
                         served as the portfolio manager for ING Templeton
                         Global Growth Portfolio since 2005. Since 1993, he has
                         worked for Franklin Templeton Investments as a research
                         analyst and portfolio manager. Mr. Murchison is the
                         lead portfolio manager for the Portfolio and has served
                         as the lead portfolio manager of the Portfolio since
                         December 5, 2005.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individuals have secondary portfolio management responsibilities:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Jeffrey A. Everett, CFA  Mr. Everett is President of Templeton Global Advisors.
                         He has been employed by Templeton Global Advisors since
                         1989 and has held the roles of both a portfolio manager
                         and research analyst. He has served as a portfolio
                         manager of the Portfolio since December 5, 2005.

Lisa F. Myers, CFA       Ms. Myers is Vice President of Templeton Global
                         Advisors. She has been employed by Templeton Global
                         Advisors since 1996 and has held the roles of both a
                         portfolio manager and research analyst. She has served
                         as a portfolio manager of the Portfolio since December
                         5, 2005.



The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING UBS U.S. ALLOCATION PORTFOLIO


SUB-ADVISER


UBS Global Asset Management (Americas) Inc. ("UBS")

INVESTMENT OBJECTIVE

Maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser allocates the Portfolio's assets among the following classes, or types of investments: stocks, bonds, and short-term money market debt obligations. The stock class includes equity securities of all types, and the Sub-Adviser may purchase small, medium or large capitalization equity securities. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments that are not in the bond class.

The Sub-Adviser uses its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. The Sub-Adviser may invest the Portfolio's assets in these classes by investing in other funds. Within the equity portion of the Portfolio, the Sub-Adviser generally selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Sub-Adviser's assessment of what a security is worth. The Sub-Adviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Sub-Adviser then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

In selecting fixed income securities, the Sub-Adviser uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Sub-Adviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The fixed income securities in which the Portfolio may invest will not have a maximum maturity limitation. The Portfolio may invest in both investment grade and high yield (lower-rated) securities or, if unrated, determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Sub-Adviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.


The Portfolio may invest in cash or cash equivalent instruments, including shares of an affiliated investment company.


The Sub-Adviser may, but is not required to, use various techniques, such as buying and selling futures contracts, swaps and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices, interest rates, or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                 ALLOCATION RISK

                                    CALL RISK
                                   CREDIT RISK

                              DEBT SECURITIES RISK

                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                              HIGH-YIELD BOND RISK
                                   INCOME RISK
                               INTEREST RATE RISK

                             INVESTMENT MODELS RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                                  MATURITY RISK

                         MID-CAPITALIZATION COMPANY RISK
                         OTHER INVESTMENT COMPANIES RISK

                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risk of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following pages show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996
1997
1998
1999
2000
2001     (6.67)
2002    (14.90)
2003     17.86
2004     10.81
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table on the following page provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of four broad measures of market performance - the Russell 3000(R) Index, the Lehman Brothers U.S. Aggregate Bond Index the Merrill Lynch U.S. High Yield Cash Pay Index, and the 65% Russell 3000/30% Lehman Brothers U.S. Aggregate Bond/5% Merrill Lynch U.S. High Yield Cash Pay (a composite index, of which 65% is comprised of the Russell 3000(R) Index, 30% is comprised of the Lehman Brothers U.S. Aggregate Bond Index and 5% is comprised of the Merrill Lynch High Yield Cash Pay Index Index). The Russell 3000(R) Index is a broad-based, market capitalization weighted index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment grade, fixed-rate, debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year. The Merrill Lynch U.S. High Yield Cash Pay Index is an unmanaged index comprised of below-investment grade corporate bonds issued in the United States. It is not possible to invest directly in the indices.

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                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                       1 YEAR            5 YEARS             10 YEARS
                                                   (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
     SERVICE 2 RETURN                       %               %                N/A
     Russell 3000(R) Index                  %               %(3)             N/A
     Lehman U.S. Aggregate Bond
       Index                                %               %(3)             N/A
     Merrill Lynch U.S. High Yield
       Cash Pay Constrained Index           %               %(3)             N/A
     65% Russell 3000/30% Lehman
       U.S. Aggregate Bond/5%
       Merrill Lynch U.S. High Yield
       Cash Pay Constrained Index           %               %(3)             N/A
     CLASS S RETURN                         %               %                  %
     Russell 3000(R) Index                  %               %                  %(3)
     Lehman U.S. Aggregate Bond
       Index                                %               %                  %(3)
     Merrill Lynch U.S. High Yield
       Cash Pay Constrained Index           %               %                  %(3)
     65% Russell 3000/30% Lehman
       U.S. Aggregate Bond/5%
       Merrill Lynch U.S. High Yield
       Cash Pay Constrained Index           %               %                  %(3)



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2004 and 2005 provide performance information for Service 2 shares of the Portfolio, which commenced operations on May 1, 2003. The bar chart figures shown for prior years provide performance information for Class S shares, which commenced operations on October 2, 2000, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Service 2 and Class S shares, the Class S shares are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) UBS Global Asset Management (Americas) Inc. has managed the Portfolio since May 1, 2003. Performance prior to this date is attributable to a different sub-adviser.

(3) The Index returns for the Service 2 shares are for the period beginning May 1, 2003. The Index returns for the Class S shares are for the period beginning October 1, 2000.

MORE ON THE SUB-ADVISER

UBS is the Sub-Adviser. UBS is a registered investment adviser principally located at One North Wacker Drive, Chicago, Illinois 60606. As of December 31, 2005, UBS had approximately $[ ] billion in assets under management.


UBS is an indirect wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The following individual is responsible for the day-to-day management of the
Portfolio:


NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Brian D. Singer     Mr. Singer is the lead portfolio manager for the Portfolio and has been employed by UBS since 1990. During the past
                    five years, he has served as the Chief Investment Officer
                    and Managing Director.

UBS' investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. Mr. Singer has access to certain members of the U.S. Allocation investment management team, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in the Portfolio. Mr. Singer, as coordinator, has responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus borrowings for investment purposes). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio invests primarily in growth-oriented companies. The Portfolio may invest up to 25% of its assets in foreign securities including up to 10% of its assets in emerging market securities. The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive growth investment on an individual company basis. In selecting securities for investment, the Sub-Adviser seeks those companies with the potential for strong free cash flow and compelling business strategies.


Investments in growth-oriented equity securities may have above-average volatility of price movement. Because prices of equity securities fluctuate, the value of an investment in the Portfolio will vary based upon the Portfolio's investment performance. The Portfolio attempts to reduce overall exposure to risk by adhering to a disciplined program of intensive research, careful security selection and the continual monitoring of the Portfolio's investments.

The Portfolio generally follows a flexible investment program seeking attractive growth opportunities on an individual company basis. The portfolio management team focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. The portfolio management team continually and rigorously studies company developments including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The portfolio management team generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                              EMERGING MARKETS RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             PORTFOLIO TURNOVER RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolios, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service 2 shares' performance from year to year and compare the

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003       23.63
2004        7.03
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 shares' performance to that of a broad measure of market performance - the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     Russell 1000(R) Growth Index                      %                  %(2)          N/A



(1) The performance information presented above is as of December 31 for each year or period. The Portfolio's Service 2 shares commenced operations on September 9, 2002.

(2) The index return for the Service 2 shares is for the period beginning September 1, 2002.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of over $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                POSITION AND RECENT BUSINESS EXPERIENCE
----                ---------------------------------------
Dennis Lynch        Mr. Lynch, Managing Director, joined Van Kampen in 1998 and has 11 years of investment industry experience. Mr. Lynch is the Portfolio's lead portfolio manager.

David Cohen         Mr. Cohen, Managing Director, joined Van Kampen in 1993 and has 19 years of investment industry experience. Mr. Cohen
                    serves as the co-portfolio manager and works collaboratively with other team members to manage the Portfolio.

Sam Chainani, CFA   Mr. Chainani, Executive Director, joined Van Kampen in 1996 and has nine years of investment industry experience. Mr.
                    Chainani serves as the co-portfolio manager and works
                    collaboratively with other team members to manage the
                    Portfolio.

Alexander Norton    Alexander Norton, Executive Director, joined Van Kampen in
                    2000 and has managed the Portfolio since July 2005. He has over 12 years investment industry experience. Mr. Norton
                    serves as the co-portfolio manager and works collaboratively with the other team members to manage the Portfolio.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Sub-Adviser seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Portfolio may invest in securities of companies of any size. The Sub-Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, the Portfolio invests at least 65% of its total assets in securities of issuers from a number of different countries, which may include the United States.

The Sub-Adviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the Sub-Adviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Sub-Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Sub-Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Sub-Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.


The Portfolio may also invest in derivatives for hedging current and other risks for potential gains. Such derivatives may include forward contracts, futures contracts, options, swaps and structured notes. The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may fail to produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.


                                  CURRENCY RISK
                                DERIVATIVES RISK
                              DIVERSIFICATION RISK
                              EMERGING MARKETS RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Service 2 shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR-BY-YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003        25.94
2004        12.51
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 shares' performance to that of a broad measure of market performance - the Morgan Stanley Capital International World Index(SM) ("MSCI World Index(SM)"). The MSCI World Index(SM) is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     MSCI World Index(SM)                              %                  %(2)          N/A



(1) The performance information presented above is as of December 31 for each year or period. The Portfolio's Service 2 shares commenced operations on September 9, 2002.

(2) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. MSIM Inc. has entered into a sub-portfolio management agreement with a MSIM Inc.-affiliated entity, Morgan Stanley Investment Limited ("MSIML") so that MSIM may utilize MSIML's services and delegate some of its portfolio management responsibilities to MSIML. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Hassan Elmasry, CFA      Hassan is the lead portfolio manager for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 1995 and has 21 years investment experience.

Ewa Borowska             Ewa is a senior member of the investment team for the
                         Global and American Franchise strategies. She joined
                         Morgan Stanley in 1998. She has 14 years of industry
                         experience.

Michael Allision, CFA    Michael is a research analyst for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 2000 and has 8 years of investment experience.

Paras Dodhia             Paras is a research analyst for the Global and American
                         Franchise strategies. He joined Morgan Stanley in 2002
                         and has 6 years of investment experience.

Jayson Vowles            Jayson is a research analyst for the Global and
                         American Franchise strategies. He joined Morgan Stanley
                         in 2003 and has 4 years of investment experience.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Long-term growth of capital and income.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing primarily in what it believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's(R) or by Moody's Investors Service, Inc. A more complete description of security ratings is contained in the Statement of Additional Information.

In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, the Sub-Adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Sub-Adviser indicate that it is desirable to do so. The Portfolio may invest up to 10% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK

                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK

                             EQUITY SECURITIES RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                                    REIT RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996     20.45
1997     29.63
1998     13.97
1999     15.70
2000     (2.24)
2001    (12.08)
2002    (14.88)
2003     27.71
2004     13.92
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index") and the Russell 1000(R) Index. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell 1000(R) Index is an unmanaged index consisting of the 1000 largest companies in the Russell 3000(R) Index. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     S&P 500(R) Index                                  %                  %(3)          N/A
     Russell 1000(R) Index                             %                  %(3)          N/A
     CLASS S RETURN                                    %                  %               %
     S&P 500(R) Index                                  %                  %               %
     Russell 1000(R) Index                             %                  %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


     Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Van Kampen has managed the Portfolio since January 30, 2002. Performance prior to January 30, 2002 is attributable to a different Sub-Adviser.

(3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individuals share responsibility for the day-to-day management of the Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
James A. Gilligan, CFA   Mr. Gilligan, Managing Director, joined Van Kampen in
                         1985 and is a member of the Equity Income Team. He is
                         the lead portfolio manager and is responsible for the
                         execution of the overall strategy of the Portfolio. Mr.
                         Gilligan has managed the Portfolio since 2002.

James O. Roeder, CFA     Mr. Roeder, Executive Director, joined Van Kampen in
                         1999 and is a member of the Equity Income Team. He has
                         managed the Portfolio since 2002.

Thomas Bastian, CFA      Mr. Bastian, Executive Director, is a member of the
                         Equity Income Team. Prior to joining Van Kampen in
                         2003, he was a co-portfolio manager at Raymond James
                         Financial (Eagle Asset Management). He has managed the
                         Portfolio since 2003.

Sergio Marcheli          Mr. Marcheli, Vice President and portfolio manager for
                         the Separately Managed Account Strategies, joined Van
                         Kampen in 2003. He has managed the Portfolio since
                         2003. Prior to 2003, he was a Portfolio Specialist at
                         Van Kampen.

Vincent Vizachero, CFA   Mr. Vizachero, Vice President, joined Van Kampen in
                         2001 and has managed the Portfolio since 2002. Prior to
                         2001, Mr. Vizachero was an analyst at Fidelity.


The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO


SUB-ADVISER


Van Kampen

INVESTMENT OBJECTIVE

Capital appreciation. Current income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


The Sub-Adviser selects securities generally for long-term investment. The Portfolio invests the majority of its assets in companies in the United States real estate industry. A company is considered to be in the United States real estate industry if it meets the following tests: (1) a company is considered to be from the United States if its securities are traded on a recognized stock exchange in the United States, if alone or on a consolidated basis it derives 50% or more of its annual revenues from either goods produced, sales made or services performed in the United States or if it is organized or has a principal office in the United States; and (2) a company is considered to be in the real estate industry if it (a) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (b) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


The Portfolio may invest more than 25% of its assets in any of the above sectors.

The Portfolio focuses on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions.

The Portfolio also may invest in:

     - equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry;

     - financial institutions which issue or service mortgages, not to exceed 25% of total assets;

     - securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued;

     - high-yield debt securities and convertible bonds, not to exceed 20% of total assets;

     -    mortgage- and asset-backed securities; and

     -    covered options on securities and stock indexes.

The Portfolio is non-diversified, which means that it may invest in securities of a limited number of issuers, and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.


The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK

                                DERIVATIVES RISK
                              DIVERSIFICATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                             EQUITY SECURITIES RISK
                              HIGH-YIELD BOND RISK

                           INDUSTRY CONCENTRATION RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK

                        MORTGAGE-RELATED SECURITIES RISK

                                    REIT RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996           35.12
1997           22.62
1998          (13.57)
1999           (3.95)
2000           30.81
2001            7.99
2002            0.04
2003           37.54
2004           37.62
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to that of a broad measure of market performance - the Dow Jones Wilshire Real Estate Securities Index. The Dow Jones Wilshire Real Estate Securities Index consists of REITs and real estate operating companies. It is not possible to invest directly in the index.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURNS                                 %                  %             N/A
     Dow Jones Wilshire Real Estate
      Securities Index                                 %                  %(3)          N/A
     CLASS S RETURNS                                   %                  %               %
     Dow Jones Wilshire Real Estate
      Securities Index                                 %                  %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance information for Service 2 shares of the Portfolio which commenced operations on September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance information table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) On December 17, 2001, Van Kampen became the Sub-Adviser of the Portfolio. Performance prior to December 17, 2001 is attributable to a different Sub-Adviser.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Morgan Stanley Investment Management, Inc. ("MSIM Inc."), doing business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen," is a registered investment adviser, principally located at 1221 Avenue of the Americas, New York, New York 10020, and is a direct subsidiary of Morgan Stanley. As of December 31, 2005, MSIM Inc., together with its affiliated asset management companies, managed assets of approximately $[ ] billion.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
----                     ---------------------------------------
Theodore R. Bigman       Mr. Bigman, Managing Director, joined Van Kampen in
                         1995 and has 18 years of investment experience. He is
                         Head of Global Real Estate, responsible for Morgan
                         Stanley Investment Management's real estate securities
                         investment management business. Mr. Bigman is the
                         Portfolio's lead portfolio manager and has managed the
                         Portfolio since 2001.

                         Mr. Bigman is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset-allocation frameworks, and direct the implementation of investment strategy.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

SUB-ADVISER

Wells Capital Management, Inc. ("Wells Capital Management")


INVESTMENT OBJECTIVE

Long-term capital growth.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Sub-Adviser defines mid-capitalization companies as those with market capitalizations within the range of companies comprising the Russell Midcap(R) Value Index ("Index") at the time of purchase. As of December 31, 2005, the market capitalization range of companies comprising the Index was $[ ] to $[ ], and is expected to change frequently.

The Portfolio invests in companies that the Sub-Adviser believes present attractive opportunities, but have not been widely recognized by investment analysts or the financial press. The Sub-Adviser identifies these companies through in-depth, first-hand research. The goal of this research is to identify companies that it believes are undervalued or have growth potential not currently reflected in their stock prices. The Portfolio may invest in any sector, and at times may emphasize one or more particular sectors.

The Portfolio also may invest up to 25% of its assets in foreign securities. In anticipation of, or in response to, adverse market conditions or for cash management purposes, the Portfolio may hold all or a portion of its assets in cash, money market securities, bonds or other debt securities.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                    CALL RISK
                              DEBT SECURITIES RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK

                         MID-CAPITALIZATION COMPANY RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK

                             SECURITIES LENDING RISK

                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolios" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                        YEAR-BY-YEAR TOTAL RETURNS(1)(2)

1996       20.08
1997       28.75
1998       12.51
1999       24.46
2000      (15.36)
2001      (13.12)
2002      (29.36)
2003       30.93
2004       12.44
2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:

                  Best:    [  ] quarter       [  ]       [  ]%
                  Worst:   [  ] quarter       [  ]       [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad measures of market performance - the Russell Midcap(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Russell Midcap(R) Value Index is a more appropriate index than the S&P 500(R) Index for use as a comparative index since it more closely reflects the types of securities in which the Portfolio invests. It is not possible to invest directly in the indices.


                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)


                                                  1 YEAR            5 YEARS          10 YEARS
                                                              (OR LIFE OF CLASS)
     SERVICE 2 RETURN                                  %                  %             N/A
     Russell Midcap(R) Value Index
     S&P 500(R) Index                                  %                  %(3)          N/A
     CLASS S RETURN                                    %                  %               %
     Russell Midcap(R) Value Index
     S&P 500(R) Index                                  %                  %               %



(1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 through 2005 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2) Wells Capital Management has managed the Portfolio since August 29, 2005. Jennison Associates LLC managed the Portfolio from July 31, 2002 through August 28, 2005. Performance prior to July 31, 2002 is attributable to a different Sub-Adviser.

(3) The Index return for the Service 2 shares is for the period beginning September 1, 2002.

MORE ON THE SUB-ADVISER

Wells Capital Management is a registered investment adviser and a wholly owned subsidiary of Wells Fargo Bank, N.A. and was formed in 1986 from institutional investment teams that had been in place since 1991. The principal address of Wells Capital Management is 525 Market Street, 10th Floor, San Francisco, CA 94105. As of December 31, 2005, Wells Capital Management managed over $[--] billion in assets.

The following individual is responsible for the day-to-day management of the
Portfolio:



NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Robert J. Costomiris, CFA    Mr. Costomiris is the Managing Director and senior
                             portfolio manager for the Disciplined Value Equity
                             team of Wells Capital Management and has been
                             responsible for the day-to-day management of the
                             Portfolio since August 2005. Prior to joining Wells
                             Capital Management in 2005, he held the same
                             responsibilities at Strong Capital Management from
                             2001 through 2005. Prior to joining Strong Capital
                             Management, Mr. Costomiris spent 4 years as the
                             Director of Research at Thomson Horstmann & Bryant
                             in New Jersey and 4 years as a Senior Investment
                             Consultant at Hewitt Associates in Chicago,
                             Illinois. Mr. Costomiris is a member of the CFA
                             Institute and has earned the Chartered Financial
                             Analyst ("CFA") designation.


The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO


SUB-ADVISER


Wells Capital Management

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio normally invests at least 80% of its assets in the securities of small-capitalization companies that the Sub-Adviser believes will present attractive opportunities but have not been widely recognized by investment analysts or the financial press. The Portfolio will provide shareholders with at least 60 days' prior written notice of any change in this investment policy. The Sub-Adviser defines small-capitalization companies as companies whose market capitalization is substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The range of the Russell 2500(TM) Index was $[ ] million to $[ ] billion, as of December 31, 2005. The market capitalization of companies in the index changes with market conditions and the composition of the index. The Portfolio may invest in any sector, and at times, the Sub-Adviser may emphasize one or more particular sectors. The Portfolio may invest up to 25% of its total assets in foreign securities.

The Sub-Adviser seeks to take advantage of the market's attention on short-term prospects by focusing on indicators of a company's long-term success, such as balance sheets and underlying assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS


As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio normally changes daily based on changes in the value of the securities that the Portfolio holds. The investment strategies that the Sub-Adviser uses may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK

                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                             PORTFOLIO TURNOVER RISK
                                   SECTOR RISK
                             SECURITIES LENDING RISK

                        SMALL-CAPITALIZATION COMPANY RISK
                              VALUE INVESTING RISK

Please see "Summary of Principal Risks" following the "Description of the Portfolio" section for a description of these risks. There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE


The following information is intended to help you understand the risk of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on November 30, 2005, and therefore does not have a full calendar year of performance, annual performance information is not provided.

MORE ON THE SUB-ADVISER


Wells Capital Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net worth individuals.


The principal address of Wells Capital Management is 525 Market Street, San Francisco, California 94105. As of December 31, 2005, Wells Fargo had over $____ billion in total assets under management.


The following individual is responsible for the day-to-day management of the
Portfolio:

NAME                         POSITION AND RECENT BUSINESS EXPERIENCE
----                         ---------------------------------------
Robert J. Costomiris, CFA    Mr. Costomiris has managed the Portfolio since
                             inception. Mr. Costomiris joined Wells Capital
                             Management as a portfolio manager in 2005. Prior to
                             joining Wells Capital Management, he was a
                             portfolio manager at Strong Capital Management,
                             Inc. ("SCM") since April 2001. Prior to joining
                             SCM, he served as the Director of Research at
                             Thomson Horstmann & Bryant, a United Asset
                             Management affiliate that specializes in value
                             investing, from 1997 to 2001.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by the Service 2 Class Portfolios. These expenses are based on the expenses paid by the Portfolios in the year 2005 or, for new Portfolios, are estimated. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary, disclosure statement or plan document for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should consult the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract or Qualified Plan.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                                SERVICE 2 SHARES

                     ANNUAL PORTFOLIO OPERATING EXPENSES(1)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                    DISTRIBUTION                               TOTAL         WAIVERS,         NET
                                        MANAGEMENT     (12b-1)    SHAREHOLDER      OTHER     OPERATING    REIMBURSEMENTS,  OPERATING
PORTFOLIO                                   FEE        FEE(2)     SERVICES FEE  EXPENSES(3)   EXPENSES  AND RECOUPMENTS(2) EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth       0.77%        0.25%         0.25%           %          %              %             %(4)
ING Capital Guardian Small/Mid Cap         0.66%        0.25%         0.25%           %          %              %             %(4)
ING Capital Guardian U.S. Equities         0.74%        0.25%         0.25%           %          %              %(5)          %(4)
ING FMR(SM) Diversified Mid Cap            0.65%        0.25%         0.25%       0.01%          %              %             %(4)
ING FMR(SM) Earnings Growth                0.58%        0.25%         0.25%           %(6)       %              %(7)          %
ING FMR(SM) Small Cap Equity               0.75%
ING Franklin Income
ING Global Resources                       0.66%        0.25%         0.25%           %          %              %             %
ING Goldman Sachs Tollkeeper(SM)           1.35%        0.25%         0.25%           %          %              %(7)          %
ING Lord Abbett Affiliated                 0.75%            %             %           %          %              %             %
ING Mercury Large Cap Growth               0.80%        0.25%         0.25%           %          %              %(5)          %
ING Mercury Large Cap Value                0.80%        0.25%         0.25%           %          %              %(5)          %
ING Salomon Brothers All Cap               0.74%        0.25%         0.25%           %          %              %             %
ING T. Rowe Price Capital Appreciation     0.66%        0.25%         0.25%           %          %              %             %(4)
ING T. Rowe Price Equity Income            0.66%        0.25%         0.25%           %          %              %             %(4)
ING Templeton Global Growth               (0.93)%           %             %           %          %              %             %
ING UBS U.S. Allocation                    0.75%        0.25%         0.25%           %          %              %(5)          %
ING Van Kampen Equity Growth               0.65%        0.25%         0.25%           %          %              %             %
ING Van Kampen Global Franchise            1.00%        0.25%         0.25%           %          %              %             %
ING Van Kampen Growth and Income           0.66%        0.25%         0.25%           %          %              %             %(4)
ING Van Kampen Real Estate                 0.66%        0.25%         0.25%           %          %              %             %
ING Wells Fargo Mid Cap Disciplined       (0.68)%           %             %           %          %              %             %
ING Wells Fargo Small Cap Disciplined



(1) This table shows the estimated operating expenses for Service 2 shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios are estimated as they had not commenced operations as of December 31, 2005. For all operating Portfolios, estimated operating expenses are based on each Portfolio's actual operating expenses for Service 2 shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI as investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. For new Portfolios, all such expenses and adjustments are estimated.
(2) DSI has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.
(3) The Management Agreement between the Trust and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolios, (except for ING FMR(SM) Earnings Growth Portfolio ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios) and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI or the Trust, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid

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--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


     through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(4) A portion of the brokerage commissions that ING AllianceBernstein Mid Cap Growth, ING Capital Guardian Small/Mid Cap, ING Capital Guardian U.S. Equities, ING Salomon Brothers All Cap, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income, ING Templeton Global Growth, ING Van Kampen Growth and Income, and ING Wells Fargo Mid Cap Disciplined Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the "Total Net Operating Expenses" for each Portfolio for the year ended December 31, 2005 would have been [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This arrangement may be discontinued at any time.
(5) DSI has contractually agreed to waive a portion of the advisory fee for ING Capital Guardian U.S. Equities, ING Mercury Large Cap Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation, and ING Van Kampen Equity Growth Portfolios. Based upon net asset as of December 31, 2005, the advisory fee waiver for these Portfolios would equal [ ]%, [ ]%, [ ]%, and [ ]%, respectively. This expense waiver will continue through at least [May 1, 2007]. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.
(6) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of ING FMR(SM) Earnings Growth, ING FMR(SM) Small Cap Equity, ING Franklin Income, and Wells Fargo Small Cap Disciplined Portfolio's average daily net assets, which is reflected in "Other Expenses."
(7) DSI and ING Investments, the Advisers, have entered into written expense limitation agreements with their respective Portfolios under which they will limit expenses of their Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI or ING Investments within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements, and Recoupments." The expense limitation agreements will continue through at least May 1, 2007. This amount also includes the 0.10% distribution fee waiver which footnote 2 explains in more detail. For ING FMR(SM) Earnings Growth Portfolio, the expense limitation agreement will expire September 23, 2007 while the expense limitation agreement for ING FMR(SM) Small Cap Equity, ING Franklin Income, ING Goldman Sachs Tollkeeper(SM) ING Wells Fargo Small Cap Disciplined Portfolios will continue through at least May 1, 2007. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless DSI or ING Investments provide written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

EXAMPLE. The Example is intended to help you compare the cost of investing in Service 2 shares of the Portfolios with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Service 2 shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio       $          $          $          $
ING Capital Guardian Small/Mid Cap Portfolio         $          $          $          $
ING Capital Guardian U.S. Equities Portfolio         $          $          $          $
ING FMR(SM) Diversified Mid Cap Portfolio            $          $          $          $
ING FMR(SM) Earnings Growth Portfolio                $          $          $          $
ING FMR(SM) Small Cap Equity Portfolio
ING Franklin Income Portfolio
ING Global Resources Portfolio                       $          $          $          $
ING Goldman Sachs Tollkeeper(SM) Portfolio           $          $          $          $
ING Lord Abbett Affiliated Portfolio                 $          $          $          $
ING Mercury Large Cap Growth Portfolio               $          $          $          $
ING Mercury Large Cap Value Portfolio                $          $          $          $
ING Salomon Brothers All Cap Portfolio               $          $          $          $
ING T. Rowe Price Capital Appreciation Portfolio     $          $          $          $
ING T. Rowe Price Equity Income Portfolio            $          $          $          $
ING Templeton Global Growth Portfolio                $          $          $          $
ING UBS U.S. Allocation Portfolio                    $          $          $          $
ING Van Kampen Equity Growth Portfolio               $          $          $          $
ING Van Kampen Global Franchise Portfolio            $          $          $          $
ING Van Kampen Growth and Income Portfolio           $          $          $          $
ING Van Kampen Real Estate Portfolio                 $          $          $          $
ING Wells Fargo Mid Cap Disciplined Portfolio        $          $          $          $
ING Wells Fargo Small Cap Disciplined Portfolio


The Example numbers reflect the contractual fee waiver for the one-year period and the contractual fee waiver for the one-year period and the first year of the three-, five- and ten- year periods.

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                           SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THAT PORTFOLIO'S INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE DESCRIPTION OF THE PORTFOLIOS SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME.


ALLOCATION RISK. Certain Portfolios may allocate their investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by a Sub-Adviser. A Portfolio that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. A Portfolio may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the Portfolio's return. Borrowing will cost the Portfolio interest expense and other fees. The cost of borrowing may reduce the Portfolio's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a portfolio would experience a decline in income.


CONVERTIBLE SECURITIES RISK. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. A Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. The price of a security a portfolio holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the value of a Portfolio's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEPOSITARY RECEIPTS RISK. Certain Portfolios may invest in American Depositary Reciepts ("ADRs"), which are certificates issued by a U.S. depository (usually a bank) that represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored


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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. A Portfolio may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. A Portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Portfolio's custodian in five days. A Portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency. ADRs will be considered to be denominated in U.S. dollars and not treated as "foreign securities" for purposes of the limitations on such investments.


DERIVATIVES RISK. A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the portfolio manager might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. A Portfolio may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities.

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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.


FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


HARD ASSET RISK. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

HIGH-YIELD BOND RISK. High-yield debt securities (commonly referred to as "junk bonds") generally present greater credit risk that an issuer cannot make timely payment of interest or principal payments than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. A Portfolio's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INDUSTRY CONCENTRATION RISK. When a Portfolio invests primarily in securities of companies in a particular industry, the Portfolio may be subject to greater risks and market fluctuations than other portfolios that are more diversified by industry.

                                       81
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                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INTERNET RISK. The risk that the stock prices of Internet and Internet-related companies will experience significant price movements as a result of intense worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.


INVESTMENT BY FUNDS-OF-FUNDS. Each Portfolio's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the ING Funds family. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large inflows or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio and funds-of-funds as a result of these transactions. So long as a Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT MODELS RISK. The proprietary models used by the Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on a Portfolio during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Portfolio will have access to profitable IPOs. As assets grow, the effect of IPOs on the Portfolio's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. A Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. The Sub-Adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

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MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small or mid-sized company may change due to appreciation of the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of a Portfolio's fixed-income investments will affect the volatility of the Portfolio's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, a Portfolio may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of a Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the


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investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Portfolio may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investments of the Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Portfolio will vary from year to year, as well as within a year.


PRICE VOLATILITY RISK. The value of the Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

REIT RISK. Investing in Real Estate Investment Trusts or "REITs" may subject a Portfolio to risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in narrow geographic area, or in a single property type, which increases the risk that a Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, a Portfolio might be unable to sell the security at a time when the Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount a Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on a Portfolio than it would on a Portfolio that has securities representing a broader range of investments.


SECURITIES LENDING RISK. A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.


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SHORT SALES RISK. A Portfolio may make short sales, which involves selling a security the Portfolio does not own in anticipation that the security's price will decline. A Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose a Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When a Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the Portfolio Manager believes that the price of a security may decline, causing the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of small companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. A Portfolio may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


SPECIAL SITUATIONS RISK. A "special situation" arises when, in a Sub-Adviser's opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and the Portfolio's performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. A Portfolio may invest in "value" stocks. A Sub-Adviser may be wrong in its assessment of a company's value and the stocks a Portfolio holds may not reach what the Sub-Adviser believes are their full values. A particular risk of a Portfolio's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During these periods, a Portfolio's relative performance may suffer.


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PERCENTAGE AND RATING LIMITATIONS

Unless otherwise stated, the percentage limitations, ratings, limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Portfolio in this Prospectus, unless specifically noted under the Portfolio's principal investment strategies, is diversified, as defined in the Investment Company Act of 1940, as amended ("1940 Act"). A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities). The investment objective of each Portfolio, unless specifically noted under the Portfolio's principal investment strategies, is fundamental. In addition, investment restrictions are fundamental if so designated in this Prospectus or in the Statement of Additional Information ("SAI"). This means they may not be modified or changed without a vote of the shareholders.


ADDITIONAL INFORMATION ABOUT THE PORTFOLIO


The SAI is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066 or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.


NON-FUNDAMENTAL INVESTMENT POLICIES


Certain Portfolios have adopted non-fundamental investment policies to invest the assets of the Portfolio in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.


TEMPORARY DEFENSIVE POSITIONS


A Sub-Adviser may depart from a Portfolio's principal investment strategies by temporarily investing for defensive purposes when the Sub-Adviser believes that adverse market, economic, political, or other conditions may affect the Portfolio. Instead, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities or others. While a Portfolio invests defensively, it may not be able to pursue its investment objective. A Portfolio's defensive investment position may not be effective in protecting its value. ING Goldman Sachs Tollkeeper Portfolio may invest, for temporary defensive purposes, more significantly in U.S. government securities, repurchase agreements collateralized by by U.S. government securities, CD's, bankers' acceptances, repurchase agreements, commercial paper, bank instruments, and non-convertible preferred stocks or corporate bonds with a maturity of less than one year. The ING Lord Abbett Affiliated Portfolio may invest for temporary defensive purposes some or all of its assets in short-term fixed income securities. These securities may include: obligations of the U.S. government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. government and it agencies and instrumentalities. The types of defensive positions in which a Portfolio may engage are identified and discussed, together with their risks, in the SAI. It is impossible to predict accurately how long such alternative strategies may be utilized. During these times, a Portfolio may not achieve its investment goals.


ADMINISTRATIVE SERVICES


In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolios (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios). DSI procures and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. For these Portfolios, DSI also acts as liaison among the various service providers to these Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares, among others. DSI also reviews these Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses


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for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Advisers their respective portfolio management fee. The management fee paid to DSI by the Trust is distinct because the Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for each Portfolio (except for ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity, ING Franklin Income and ING Wells Fargo Small Cap Disciplined Portfolios), including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

DSI has entered into an Administrative Services Sub-Contract with ING Funds Services, LLC ("ING Funds Services"), an affiliate of Advisers, under which ING Funds Services provides the Portfolios with certain administrative services. The Trust has entered into an Administration Agreement with ING Funds Services on behalf of ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio. The administrative services performed by ING Funds Services on behalf of DSI and ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio directly, include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, Sub-Advisers, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors the Sub-Advisers for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.


PORTFOLIO DISTRIBUTION


DSI is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.


DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class, Institutional Class, Service Class, and (Service 2) shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the Service 2 shares of each Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objectives and policies and other information about the Trust and the Portfolios including the performance of the Portfolio's Service 2 Shares;

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(e)  training sales personnel regarding the Trust

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the Portfolios' Service 2 shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of each portfolio of the Trust. The Agreement allows DSI, the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Service 2 shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolios' Advisers or Distributor, out of their own resources and without additional cost to the Portfolio or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Advisers and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by Variable Contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Advisers have entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Advisers also have entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. Neither the Portfolios, nor the Advisers or the Distributor are a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTERESTS OF HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


Each Portfolio is available to serve as an investment option offered through Variable Contracts and as an investment option to Qualified Plans. The Portfolios also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolios currently do not


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foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Advisers, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of each Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' performance.


Portfolios that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolios based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Portfolios which do not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculated its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolios that are followed by the financial intermediaries that use the Portfolios and the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures, can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur.

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of each Portfolio's portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


ADVISERS

DSI, a New York corporation, and ING Investments, an Arizona corporation, serve as the adviser to each of their respective Portfolios. DSI and ING Investments have overall responsibility for the management of each of their respective Portfolios. DSI and ING Investments provide or oversee all investment advisory and portfolio management services for each of their respective Portfolios, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of each of their respective Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSI and ING Investments are registered with the SEC as investment advisers and DSI with the NASD as a broker-dealer. DSI and ING Investments are indirect, wholly-owned subsidiaries of ING Groep N.V. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005, DSI managed over $_____ in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona, 85258. As of December 31, 2005, ING Investments managed over $______ in registered investment company assets.

DSI and ING Investments, subject to the supervision of the Board, each act as a "manager-of-managers" for each of their respective Portfolios. In this capacity, DSI and ING Investments oversee the Trust's day-to-day operations and oversee the investment activities of each of their respective Portfolios. DSI and ING Investments delegate to each of their respective Portfolio's Sub-Adviser the responsibility for investment management, subject to their oversight. DSI and ING Investments monitor the investment activities of the Sub-Advisers. From time to time, DSI and ING Investments also recommend the appointment of additional or replacement sub-advisers to the Board of the Trust. On May 24, 2002, the Trust, DSI and ING Investments received exemptive relief from the SEC permiting DSI and ING Investments with the approval of the Board, to replace a non-affiliated sub-adviser with as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of their respective Portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of a Portfolio of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

MANAGEMENT FEE

DSI or ING Investments receive a monthly fee for their services based on the average daily net assets of each of their respective Portfolios (or the combined net assets of two or more portfolios).

The following table shows the aggregate annual advisory fee paid by each Portfolio for the most recent fiscal year as a percentage of each Portfolio's average daily net assets:



                                                   FEE PAID TO DSI DURING 2005
                                                 (AS A PERCENTAGE OF AVERAGE NET
     PORTFOLIO                                              ASSETS)(1)
     ---------------------------------------------------------------------------
     ING AllianceBernstein Mid Cap Growth                         %
     ING Capital Guardian Small/Mid Cap                           %
     ING Capital Guardian U.S. Equities                           %
     ING FMR(SM) Diversified Mid Cap                              %
     ING FMR(SM) Earnings Growth                                  %
     ING FMR(SM) Small Cap Equity                                 %
     ING Franklin Income
     ING Global Resources                                         %
     ING Goldman Sachs Tollkeeper(SM)                             %
     ING Lord Abbett Affiliated                                   %
     ING Mercury Large Cap Growth                                 %
     ING Mercury Large Cap Value                                  %
     ING Salomon Brothers All Cap                                 %
     ING T. Rowe Price Capital Appreciation                       %
     ING T. Rowe Price Equity Income                              %
     ING Templeton Global Growth                                  %
     ING UBS U.S. Allocation                                      %
     ING Van Kampen Equity Growth                                 %
     ING Van Kampen Global Franchise                              %
     ING Van Kampen Growth and Income                             %
     ING Van Kampen Real Estate                                   %
     ING Wells Fargo Mid Cap Disciplined                          %
     ING Wells Fargo Small Cap Disciplined                        %

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


(1) DSI pays each Sub-Adviser a sub-advisory fee for its services on a monthly basis.


The net asset value ("NAV") per share for each class each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the SEC). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's NAV is not calculated. As a result, the NAV of a Portfolio may change on days when shareholders will not be able to purchase or redeem a Portfolio's shares.


When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by a Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;


     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


     -    Securities that are restricted as to transfer or resale.


The Portfolios or the Advisers may rely on the recommendations of a fair value pricing service approved by the Portfolios' Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. Each Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolios' Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.


When an insurance company or Qualified Plan is buying shares of the Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on their outstanding shares annually. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share net asset value by the per share amount paid.

The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS
--------------------------------------------------------------------------------


PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING FMR(SM) Earnings Growth Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Resources Portfolio, ING Lord Abbett Affiliated Portfolio, ING Templeton Global Growth Portfolio, ING UBS U.S. Allocation Portfolio, ING Wells Fargo Mid Cap Disciplined Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by FMR, Franklin, ING IM, Lord Abbett, Templeton Global Advisors, UBS, Wells Capital Management.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total returns of the Comparable Funds for the stated periods ended December 31, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)



                                                                                                     10 YEARS
                                                                                                    (OR SINCE
                                                    1 YEAR          3 YEARS          5 YEARS        INCEPTION)
                                                 ------------    --------------   -------------    -----------
  ING FMR(SM) Earnings Growth Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%             [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%             [--]%
  [--] Index                                         [--]%           [--]%           [--]%             [--]%
  ING FMR(SM) Small Cap Equity Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%             [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%             [--]%
  [--] Index                                         [--]%           [--]%           [--]%             [--]%
  ING Franklin Income Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%             [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%             [--]%
  [--] Index                                         [--]%           [--]%           [--]%             [--]%

--------------------------------------------------------------------------------
            PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                                     10 YEARS
                                                                                                    (OR SINCE
                                                    1 YEAR          3 YEARS          5 YEARS        INCEPTION)
                                                 ------------    --------------   -------------    -----------
  ING Global Resources Portfolio -                   [--]%           [--]%           [--]%              [--]%
    Class [--] [--]
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  ING Lord Abbett Affiliated Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%              [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  ING Templeton Global Growth Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%              [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  ING UBS U.S. Allocation Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%              [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  ING Wells Fargo Mid Cap Disciplined Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%              [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  ING Wells Fargo Small Cap Disciplined Portfolio -
    Class [--] [--]                                  [--]%           [--]%           [--]%              [--]%
  (Comparable to ING [--] Portfolio)
  [--] Index                                         [--]%           [--]%           [--]%              [--]%
  [--] Index                                         [--]%           [--]%           [--]%              [--]%



(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated by BB and B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The MSC1 EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia, and the Far East. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005, 2004 and 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request. For all periods ended prior to December 31, 2003, the financial information was audited by another independent registered public accounting firm.

Because the Service 2 Class shares of ING FMR(SM) Earnings Growth and ING Wells Fargo Small Cap Disciplined Portfolios did not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end), audited financial highlights are not available.

For ING FMR(SM) Small Cap Equity and ING Franklin Income Portfolios, audited financial highlights are not available because these Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end).

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO



                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003      2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              14.88         8.92         8.37
 Income (loss) from investment operations:
 Net investment loss                                          $              (0.10)       (0.10)       (0.02)
 Net realized and unrealized gain on investments              $               2.98         6.06         0.57
 Total from investment operations                             $               2.88         5.96         0.55
 Net asset value, end of period                               $              17.76        14.88         8.92
 TOTAL RETURN(3)                                              %              19.35        66.82         6.57

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $             12,901        4,638          158
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(4)         %               1.12         1.14         1.18
 Gross expenses prior to brokerage commission recapture(4)    %               1.18         1.19         1.21
 Net investment loss(4)                                       %              (0.93)       (0.86)       (0.71)
 Portfolio turnover rate                                      %                126          111          159


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)         2003      2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              11.00         7.86         7.98
 Income (loss) from investment operations:
 Net investment income                                        $               0.01         0.01         0.02
 Net realized and unrealized gain (loss) on investments       $               0.79         3.14        (0.14)
 Total from investment operations                             $               0.80         3.15        (0.12)
 Less distributions from:
 Net investment income                                        $               0.03         0.01         0.00*
 Total distributions                                          $               0.03         0.01         0.00*
 Net asset value, end of period                               $              11.77        11.00         7.86
 TOTAL RETURN(3)                                              %               7.32        40.08        (1.50)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              7,977        4,148          330
 Ratio to average net assets:
 Net expenses after brokerage commission recapture(4)         %               1.06         1.08         1.10
 Gross expenses prior to brokerage commission recapture(4)    %               1.07         1.09         1.11
 Net investment income(5)                                     %               0.10         0.13         0.75
 Portfolio turnover rate                                      %                 41           40           40


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) Since February 1, 2000, Capital Guardian Trust Company has served as Portfolio Manager for the ING Capital Guardian Small Cap Portfolio. Prior to that date, a different firm served as Portfolio Manager.
*    Amount is less than $0.01.

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                           $              10.58         7.76         7.45
 Income (loss) from investment operations:
 Net investment income                                        $               0.03         0.01         0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      $               0.93         2.81         0.31
 Total from investment operations                             $               0.96         2.82         0.32
 Less distributions from:
 Net investment income                                        $               0.02           --         0.01
 Total distributions                                          $               0.02           --         0.01
 Net asset value, end of period                               $              11.52        10.58         7.76
 TOTAL RETURN(3)                                              %               9.10        36.34         4.25

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             10,038        6,788          344
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(4)         %               1.14         1.14         1.12
 Before brokerage commission recapture(4)                     %               1.15         1.15         1.16
 Net investment income(4)                                     %               0.31         0.13         0.33
 Portfolio turnover rate                                      %                 23           21           27


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $               9.90         7.43         7.76
 Income (loss) from investment operations:
 Net investment income (loss)                                 $              (0.03)        0.01         0.01
 Net realized and unrealized gain (loss) on investments       $               2.39         2.46        (0.33)
 Total from investment operations                             $               2.36         2.47        (0.32)
 Less distributions from:
 Net investment income                                        $               0.02           --         0.01
 Total distributions                                          $               0.02           --         0.01
 Net asset value, end of period                               $              12.24         9.90         7.43
 TOTAL RETURN(3)                                              %              23.83        33.24        (4.15)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              9,814        3,752          226
 Ratios to average net assets:
 Expenses(4)                                                  %               1.16         1.15         1.16
 Net investment income (loss)(4)                              %              (0.45)        0.17         0.30
 Portfolio turnover rate                                      %                151           93          106


(1) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING FMR(SM) EARNINGS GROWTH PORTFOLIO

                                                                                                   CLASS I
                                                                                                 ------------
                                                                                                  APRIL 29,
                                                                                                  2005(1) TO
                                                                                                 DECEMBER 31,
                                                                                                    2005
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                         $
 Income from investment operations:
 Net investment income                                                                        $
 Net realized and unrealized gain on investments                                              $
 Total from investment operations                                                             $
 Less distributions from:
 Net investment income                                                                        $
 Net realized gain on investments                                                             $
 Total distributions                                                                          $
 Net asset value, end of period                                                               $
 TOTAL RETURN(2)                                                                              %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                            $
 Ratios to average net assets:
 Expenses(3)                                                                                  %
 Net investment income(3)                                                                     %
 Portfolio turnover rate                                                                      %

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING GLOBAL RESOURCES PORTFOLIO



                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)         2003     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              14.90         9.82         9.95
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.20         0.12         0.03
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      $               0.72         5.00        (0.12)
 Total from investment operations                             $               0.92         5.12        (0.09)
 Less distributions from:
 Net investment income                                        $               0.14        (0.04)        0.04
 Total distributions                                          $               0.14        (0.04)        0.04
 Net asset value, end of period                               $              15.68        14.90         9.82
 TOTAL RETURN(3)                                              %               6.23        52.12        (0.87)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $             10,141        3,075          107
 Ratios to average net assets:
 Expenses(4)                                                  %               1.07         1.09         1.10
 Net investment income(4)                                     %               1.40         1.89         0.94
 Portfolio turnover rate                                      %                176          117          187


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004      2003(1)     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $               6.70         4.76         4.52
 Income (loss) from investment operations:
 Net investment loss                                          $              (0.04)       (0.08)       (0.03)
 Net realized and unrealized gain on investments              $               0.80         2.02         0.27
 Total from investment operations                             $               0.76         1.94         0.24
 Net asset value, end of period                               $               7.46         6.70         4.76
 TOTAL RETURN(3)                                              %              11.34        40.76         5.31

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              4,361        2,597           64
 Ratios to average net assets:
 Expenses(4)                                                  %               1.76         2.00         2.01
 Net investment loss(4)                                       %              (0.69)       (1.77)       (1.93)
 Portfolio turnover rate                                      %                 64           30           42


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LORD ABBETT AFFILIATED PORTFOLIO



                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)         2003     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              10.52         8.03         8.16
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.13         0.08         0.04
 Net realized and unrealized gain (loss) on investments       $               0.89         2.42        (0.11)
 Total from investment operations                             $               1.02         2.50        (0.07)
 Less distributions from:
 Net investment income                                        $               0.07        (0.01)        0.06
 Total distributions                                          $               0.07        (0.01)        0.06
 Net asset value, end of period                               $              11.47        10.52         8.03
 TOTAL RETURN(3)                                              %               9.73        31.11        (0.92)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $              1,917        1,015          307
 Ratios to average net assets:
 Expenses(4)                                                  %               1.15         1.15         1.16
 Net investment income(4)                                     %               1.22         1.07         1.37
 Portfolio turnover rate                                      %                 36           40           42


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING MERCURY LARGE CAP GROWTH PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              10.20         8.05         8.42
 Income (loss) from investment operations:
 Net investment loss                                          $              (0.01)       (0.02)       (0.01)
 Net realized and unrealized gain (loss) on investments       $               1.11         2.17        (0.36)
 Total from investment operations                             $               1.10         2.15        (0.37)
 Less distributions from:
 Net realized gains on investments                            $               0.85           --           --
 Return of capital                                            $               0.01           --           --
 Total distributions                                          $               0.86           --           --
 Net asset value, end of period                               $              10.44        10.20         8.05
 TOTAL RETURN(3)                                              %              10.93        26.71        (4.39)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              2,167          857          117
 Ratios to average net assets:
 Expenses(4)                                                  %               1.21         1.20         1.21
 Net investment income (loss)(4)                              %              (0.09)       (0.43)       (0.26)
 Portfolio turnover rate                                      %                204          102           56


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods, less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING MERCURY LARGE CAP VALUE PORTFOLIO



                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              10.96         8.44         8.21
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.02         0.00*       (0.01)
 Net realized and unrealized gain on investments              $               1.22         2.62         0.24
 Total from investment operations                             $               1.24         2.62         0.23
 Less distributions from:
 Net investment income                                        $               0.01         0.01           --
 Net realized gains on investments                            $               0.52         0.09           --
 Total distributions                                          $               0.53         0.10           --
 Net asset value, end of period                               $              11.67        10.96         8.44
 TOTAL RETURN(3)                                              %              11.41        31.07         2.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              2,417          805           58
 Ratios to average net assets:
 Expenses(4)                                                  %               1.20         1.20         1.21
 Net investment income (loss)(4)                              %               0.22         0.01        (0.37)
 Portfolio turnover rate                                      %                 75           76           61


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING SALOMON BROTHERS ALL CAP PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              11.89         8.57         8.87
 Income (loss) from investment operations:
 Net investment (loss) income                                 $               0.03         0.01         0.02
 Net realized and unrealized gain (loss) on investments       $               0.88         3.31        (0.31)
 Total from investment operations                             $               0.91         3.32        (0.29)
 Less distributions from:
 Net investment income                                        $               0.04         0.00*        0.01
 Total distributions                                          $               0.04         0.00*        0.01
 Net asset value, end of period                               $              12.76        11.89         8.57
 TOTAL RETURN(3)                                              %               7.62        38.75        (3.28)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             14,727        6,134          186
 Ratios to average net assets:
 Net expenses after brokerage commission reimbursement(4)     %               1.13         1.13         1.16
 Gross expenses prior to brokerage commission
  reimbursement(4)                                            %               1.15         1.15         1.16
 Ratio of net investment income to average net assets(4)      %               0.36         0.12         0.65
 Portfolio turnover rate                                      %                 32           21          139


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)      2003(1)     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              21.35        17.15        17.40
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.39         0.28         0.12
 Net realized and unrealized gain on investments and
  foreign currencies                                          $               3.12         4.00         0.06
 Total from investment operations                             $               3.51         4.28         0.18
 Less distributions from:
 Net investment income                                        $               0.26         0.06         0.23
 Net realized gain on investments                             $               0.16         0.02         0.20
 Total distributions                                          $               0.42         0.08         0.43
 Net asset value, end of period                               $              24.44        21.35        17.15
 TOTAL RETURN(3)                                              %              16.48        24.96         1.03

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             55,360       20,123          903
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(4)         %               1.05         1.08         0.09
 Gross expenses prior to brokerage commission recapture(4)    %               1.07         1.09         1.10
 Net investment income(4)                                     %               1.72         1.62         2.20
 Portfolio turnover rate                                      %                 21           12           16


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)         2003     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              12.12         9.72         9.92
 Income (loss) from investment operations:
 Net investment income                                        $               0.17         0.16         0.06
 Net realized and unrealized gain (loss) on investments       $               1.60         2.27        (0.09)
 Total from investment operations                             $               1.77         2.43        (0.03)
 Less distributions from:
 Net investment income                                        $               0.12        (0.02)       (0.11)
 Net realized gain on investments                             $               0.07        (0.01)       (0.06)
 Total distributions                                          $               0.19        (0.03)       (0.17)
 Net asset value, end of period                               $              13.70        12.12         9.72
 TOTAL RETURN(3)                                              %              14.61        25.10        (0.30)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             23,759       11,362          650
 Ratios to average net assets:
 Net expenses after brokerage commission recapture and
  reimbursement of unified fees                               %               1.06         1.08         1.08
 Net expenses after reimbursement of unified fees and
  prior to brokerage commission recapture                     %               1.07         1.09         1.10
 Gross expenses before brokerage commission recapture and
  reimbursement of unified fees                               %               1.07         1.09         1.10
 Net investment income(4)                                     %               1.40         1.58         1.89
 Portfolio turnover rate                                      %                 16           12           23


(1)  Class A commenced operations on September 9, 2002.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING TEMPLETON GLOBAL GROWTH PORTFOLIO



                                                                                    SERVICE 2
                                                                   ---------------------------------------------
                                                                                                   SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,       2002(2) TO
                                                                   ----------------------------    DECEMBER 31,
                                                                   2005(5) 2004(1)         2003      2002(1)
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              11.30         8.29         8.05
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.02         0.02        (0.00)(1)
 Net realized and unrealized gain on investments and
  foreign currencies                                          $               1.18         2.99         0.24
 Total from investment operations                             $               1.20         3.01         0.24
 Less distributions from:
 Net investment income                                        $               0.07           --           --
 Total distributions                                          $               0.07           --           --
 Net asset value, end of period                               $              12.43        11.30         8.29
 TOTAL RETURN(3)                                              %              10.64        36.31         2.98

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              4,770        2,081           60
 Ratio to average net assets:
 Net expenses after brokerage commission recapture(4)         %               1.41         1.40         1.40
 Gross expenses prior to brokerage commission recapture(4)    %               1.41         1.41         1.41
 Net investment income (loss)(4)                              %               0.21         0.23        (0.16)
 Portfolio turnover rate                                      %                 28           23           36


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

(5) Since December 5, 2005, Templeton Global Advisers Limited has served as Portfolio Manager of the ING Templeton Global Growth Portfolio.


ING UBS U.S. ALLOCATION PORTFOLIO


                                                                                       SERVICE 2
                                                                           -----------------------------------
                                                                                 YEAR ENDED         JUNE 3,
                                                                                DECEMBER 31,      2002(2) TO
                                                                           --------------------   DECEMBER 31,
                                                                           2005         2004(1)      2003
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                            $                         8.65         7.88
 Income (loss) from investment operations:
 Net investment income (loss)                                    $                         0.14         0.02
 Net realized and unrealized gain on investments                 $                         0.79         0.75
 Total from investment operations                                $                         0.93         0.77
 Less distributions from:
 Net investment income                                           $                         0.07         0.00*
 Total distributions                                             $                         0.07           --
 Net asset value, end of period                                  $                         9.51         8.65
 TOTAL RETURN(3)                                                 %                        10.81         9.77

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                               $                        3,174          963
 Ratio to average net assets:
 Expenses(4)                                                     %                         1.16         1.16
 Net investment income(4)                                        %                         1.53         1.39
 Portfolio turnover rate                                         %                          106          203


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(2)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $               9.65         7.89         8.07
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.03        (0.01)        0.00*
 Net realized and unrealized gain (loss) on investments       $               0.65         1.87        (0.18)
 Total from investment operations                             $               0.68         1.86        (0.18)
 Less distributions from:
 Net investment income                                        $                 --           --           --
 Net realized gain on investments                             $               0.05         0.10           --
 Total distributions                                          $               0.05         0.10           --
 Net asset value, end of period                               $              10.28         9.65         7.89
 TOTAL RETURN(3)                                              %               7.03        23.63        (2.23)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $              9,790        5,893          468
 Ratios average net assets:
 Expenses(4)                                                  %               1.05         1.17         1.16
 Net investment income (loss)(4)                              %               0.33        (0.10)        0.10
 Portfolio turnover rate                                      %                170          120          113


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              11.19         8.93         9.34
 Income (loss) from investment operations:
 Net investment income (loss)                                 $               0.13         0.08         0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currencies                                      $               1.27         2.21        (0.42)
 Total from investment operations                             $               1.40         2.29        (0.41)
 Less distributions from:
 Net realized gain on investments                             $                 --         0.00*          --
 Return of capital                                            $                 --         0.05           --
 Total distributions                                          $                 --         0.05           --
 Net asset value, end of period                               $              12.59        11.19         8.93
 TOTAL RETURN(3)                                              %              12.51        25.94        (4.39)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             39,871       14,543          713
 Ratios to average net assets:
 Expenses(4)                                                  %               1.40         1.40         1.41
 Net investment income(4)                                     %               1.09         0.87         0.20
 Portfolio turnover rate                                      %                  9            9           33


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.
*    Amount is less than $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005    2004(1)      2003(1)    2002(1)(3)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              21.99        17.25        17.53
 Income (loss) from investment operations:
 Net investment income                                        $               0.24         0.22         0.07
 Net realized and unrealized gain (loss) on investments       $               2.82         4.56        (0.20)
 Total from investment operations                             $               3.06         4.78        (0.13)
 Less distributions from:
 Net investment income                                        $               0.26        (0.04)       (0.15)
 Total distributions                                          $               0.26        (0.04)       (0.15)
 Net asset value, end of period                               $              24.79        21.99        17.25
 TOTAL RETURN(4)                                              %              13.92        27.71        (0.78)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $             53,321       24,079          999
 Ratios to average net assets:
 Net expenses after brokerage commission recapture(5)         %               1.05         1.05         1.03
 Gross expenses prior to brokerage commission recapture(5)    %               1.07         1.09         1.11
 Net investment income(5)                                     %               1.03         1.16         1.24
 Portfolio turnover rate                                      %                 52           62          153


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Since January 30, 2002, Van Kampen has served as Portfolio Manager for the ING Van Kampen Growth and Income Portfolio. Prior to that date, a different firm served as Portfolio Manager.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.

ING VAN KAMPEN REAL ESTATE PORTFOLIO


                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(2) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004      2003(1)     2002(1)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              20.47        14.99        16.24
 Income (loss) from investment operations:
 Net investment income                                        $               0.62         0.75         0.31
 Net realized and unrealized gain (loss) on investments       $               7.07         4.87        (0.89)
 Total from investment operations                             $               7.69         5.62        (0.58)
 Less distributions from:
 Net investment income                                        $               0.36         0.02         0.42
 Net realized gain on investments                             $               0.22         0.12         0.25
 Total distributions                                          $               0.58         0.14         0.67
 Net asset value, end of period                               $              27.58        20.47        14.99
 TOTAL RETURN(3)                                              %              37.62        37.54        (3.53)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                            $             17,800        6,240          286
 Ratios to average net assets:
 Expenses(4)                                                  %               1.06         1.08         1.10
 Net investment income(4)                                     %               3.88         4.42         6.59
 Portfolio turnover rate                                      %                 18           12           27


(1) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(2)  Commencement of operations.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(4)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO



                                                                                    SERVICE 2
                                                                   -------------------------------------------
                                                                                                  SEPTEMBER 9,
                                                                      YEAR ENDED DECEMBER 31,      2002(1) TO
                                                                   ----------------------------   DECEMBER 31,
                                                                   2005       2004         2003    2002(2)(3)
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $              13.14        10.04        10.17
 Income (loss) from investment operations:
 Net investment income                                        $               0.04         0.02         0.01
 Net realized and unrealized gain (loss) on investments       $               1.59         3.09        (0.14)
 Total from investment operations                             $               1.63         3.11        (0.13)
 Less distributions from:
 Net investment income                                        $               0.06         0.01         0.00*
 Total distributions                                          $               0.06         0.01         0.00
 Net asset value, end of period                               $              14.71        13.14        10.04
 TOTAL RETURN(4)                                              %              12.44        30.93        (1.27)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's)                         $              3,292        1,641           44
 Ratios average net assets:
 Net expenses after brokerage commission recapture(5)         %               1.03         1.04         0.91
 Gross expenses prior to brokerage commission recapture(5)    %               1.07         1.09         1.10
 Ratio of net investment income to average net assets(5)      %               0.53         0.21         0.23
 Portfolio turnover rate                                      %                 90          106          158


(1)  Commencement of operations.
(2) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
(3) Since August 1, 2002, Jennison Associates, LLC has served as the Portfolio Manager for the ING Jennison Equity Opportunities Portfolio. Prior to that date, a different firm served as Portfolio Manager. Along with this change was a name change from Capital Appreciation Series to ING Jennison Equity Opportunity Portfolio.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(5)  Annualized for periods less than one year.

*    Amount is less than 0.01.


ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

                                                                                                   CLASS I
                                                                                                 ------------
                                                                                                 NOVEMBER 30,
                                                                                                  2005(1) TO
                                                                                                 DECEMBER 31,
                                                                                                    2005
                                                                                                 ------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                        $
 Income from investment operations:
 Net investment income                                                                       $
 Net realized and unrealized gain on investments                                             $
 Total from investment operations                                                            $
 Less distributions from:
 Net investment income                                                                       $
 Net realized gain on investments                                                            $
 Total distributions                                                                         $
 Net asset value, end of period                                                              $
 TOTAL RETURN(2)                                                                             %

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                           $
 Ratios to average net assets:
 Expenses(3)                                                                                 %
 Net investment income(3)                                                                    %
 Portfolio turnover rate                                                                     %

(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' is available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year, and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write the Trust at 7337 East Doubletree Ranch Road Scottsdale, AZ 85258, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investor's Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investor's Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06


                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS


MAY 1, 2006


STOCK FUNDS
 ING AMERICAN FUNDS GROWTH PORTFOLIO
 ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
 ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

NOT ALL PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN CERTAIN ING INVESTORS TRUST PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                                         PAGE
INTRODUCTION
  ING Investors Trust                                                                       2
  Master/Feeder Mutual Fund Structure                                                       2
  Investment Adviser to the Portfolios                                                      2
  Investment Adviser to the Master Funds                                                    2
  Portfolios and Master Funds                                                               3
  Investing through your Variable Contract                                                  3
  Why Reading this Prospectus and the Master Funds' Prospectus is Important                 3

DESCRIPTION OF THE PORTFOLIOS
  ING American Funds Growth Portfolio                                                       4
  ING American Funds International Portfolio                                                6
  ING American Funds Growth-Income Portfolio                                                8

PORTFOLIO FEES AND EXPENSES                                                                10

SUMMARY OF PRINCIPAL RISKS                                                                 11

MORE INFORMATION
  Percentage and Rating Limitations                                                        13
  A Word about Portfolio Diversity                                                         13
  Additional Information about the Portfolios and the Master Funds                         13
  Non-Fundamental Investment Policies                                                      13
  Temporary Defensive Positions                                                            14
  Administrative Services                                                                  14
  Portfolio Distribution                                                                   14
  Rule 12b-1 Plans                                                                         14
  How ING Compensates Entities Offering Our Portfolios as Investment Options in
   Their Insurance Products                                                                14
  Interests of the Holders of Variable Insurance Contracts and Policies                    15
  Frequent Trading - Market Timing                                                         15
  Portfolio Holdings Disclosure Policy                                                     16
  Reports to Shareholders                                                                  16

OVERALL MANAGEMENT OF THE TRUST
  The Adviser                                                                              17
  "Manager of Managers" Structure                                                          17

MANAGEMENT OF THE MASTER FUNDS
  Investment Adviser to each Master Fund                                                   17
  Performance of Master Funds                                                              20
  Advisory Fee                                                                             20

NET ASSET VALUE                                                                            21

TAXES AND DISTRIBUTIONS                                                                    21

FINANCIAL HIGHLIGHTS                                                                       22

TO OBTAIN MORE INFORMATION                                                          Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

ING Investors Trust ("Trust") is an open-end management investment company. The Trust consists of a group of mutual fund portfolios (each, a "Portfolio" and collectively, "Portfolios"). Only certain of these Portfolios are offered in this prospectus ("Prospectus").

MASTER/FEEDER MUTUAL FUND STRUCTURE


Each Portfolio described in this Prospectus operates as a "feeder fund" which means it invests all of its assets in a separate mutual fund, ("Master Fund"). Each Master Fund is a series of American Funds Insurance Series(R) ("American Funds"). Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The differences in objectives and policies among the Master Funds can be expected to affect the return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities.

Under the master/feeder structure, each Portfolio may withdraw its investment in the corresponding Master Fund if the Trust's Board of Trustees ("Board") determines that it is in the best interests of the Portfolio and its shareholders to do so. Any such withdrawal could result in a distribution in-kind of portfolio securities (as opposed to a cash distribution from such Master Fund). A Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Portfolio. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments, LLC to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments, LLC, or taking other appropriate action.


Investment of each Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Portfolio and a shareholder vote is not required for any Portfolio to withdraw its investment from its corresponding Master Fund.


Because each Portfolio invests all of its assets in a Master Fund, the Portfolio and its shareholders will bear the fees and expenses of the Portfolio and the Master Fund in which it invests, with the result that the Portfolio's expenses may be higher than those of other mutual funds which invest directly in securities. This structure is different from that of most of the other ING Funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Each Master Fund may have other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. The Master Funds are not established as partnerships, and therefore do not allocate income and expenses, but pay distributions to each Portfolio. However, other investors in a Master Fund may bear different expenses and sales charges than the Portfolio, which would result in differences in returns received by those investors.


Information about the American Funds and Capital Research Management Company ("CRMC") is provided with their permission and based on information provided by CRMC or derived from the American Funds. The prospectus for each Master Fund is delivered together with this Prospectus.


INVESTMENT ADVISER TO THE PORTFOLIOS

ING Investments, LLC ("ING Investments" or "Adviser") serves as the investment adviser to the Portfolios. ING Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


INVESTMENT ADVISER TO THE MASTER FUNDS

CRMC serves as investment adviser to the Master Funds. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

PORTFOLIOS AND MASTER FUNDS

Each Master Fund is a series of American Funds Insurance Series(R). Each Portfolio's Master Fund is listed below:


FEEDER FUND PORTFOLIO


ING American Funds Growth Portfolio
ING American Funds International Portfolio
ING American Funds Growth-Income Portfolio

AMERICAN FUNDS MASTER FUND

Growth Fund (Class 2 shares)
International Fund (Class 2 shares)
Growth-Income Fund (Class 2 shares)


INVESTING THROUGH YOUR VARIABLE CONTRACT

Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans"), as well as to certain investment advisers and their affiliates.


WHY READING THIS PROSPECTUS AND THE MASTER FUNDS' PROSPECTUS IS IMPORTANT


This Prospectus explains the investment objective, principal investment strategies and risks of each of the Portfolios offered in this Prospectus. Reading the Prospectus and the prospectus of the Master Funds will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus and the prospectus of the Master Funds for future reference.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth Fund normally invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.


The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and Canada and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth Fund is designed for investors seeking capital appreciation through stocks. Investors in the Growth Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.


Investment of the Portfolio's assets in the Class 2 shares of the Growth Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth Fund.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio, by virtue of its investment in the Growth Fund, and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                             EQUITY SECURITIES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK


Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004        11.91
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                Best:  ______ Quarter _______    _______%
                Worst: ______ Quarter _______    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                                      1 YEAR        5 YEARS             10 YEARS
                                              (OR LIFE OF CLASS)  (OR LIFE OF CLASS)
     ING AMERICAN FUNDS GROWTH
      PORTFOLIO RETURN                     %          %                  N/A
     S&P 500 Index                         %          %(2)               N/A



(1) The performance information presented above is for December 31 of each year or period. The Portfolio commenced operations on September 2, 2003.

(2)  The Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND


CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the International Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the International Fund normally invests primarily in common stocks of companies located outside the United States.


The International Fund is designed for investors seeking capital appreciation through stocks. Investors in the International Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.


Investment of the Portfolio's assets in the Class 2 shares of the International Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the International Fund.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio, by virtue of its investment in the International Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on the changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the International Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                                  CURRENCY RISK
                              EMERGING MARKET RISK
                             EQUITY SECURITIES RISK
                             FOREIGN INVESTMENT RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK


Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, investment strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004    18.64
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                    Best:  ______ Quarter _______    _______%
                    Worst: ______ Quarter _______    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index"). The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                                      1 YEAR          5 YEARS     10 YEARS
                                              (OR LIFE OF CLASS)
     ING AMERICAN FUNDS INTERNATIONAL
      PORTFOLIO RETURN                   %             %            N/A
     MSCI EAFE(R)Index                   %             %(2)         N/A



(1) The performance information presented above is for December 31 of each year or period. The Portfolio commenced operations on September 2, 2003.

(2)  The Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND


CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the International Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO

INVESTMENT OBJECTIVE

The Portfolio seeks to make your investment grow and provide you with income over time. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests all of its assets in the Master Fund, Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. In turn, the Growth-Income Fund normally invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.


The Growth-Income Fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not included in the Standard & Poor's 500 Composite Stock Price Index. The Growth-Income Fund is designed for investors seeking both capital appreciation and income.


For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus.


Investment of the Portfolio's assets in the Class 2 shares of the Growth-Income Fund is not a fundamental policy of the Portfolio and a shareholder vote is not required for the Portfolio to withdraw its investment in the Growth-Income Fund.

PRINCIPAL RISKS


The principal risks of investing in the Portfolio, by virtue of its investment in the Growth-Income Fund and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline, are listed below. As with any mutual fund, you could lose money on your investment in the Portfolio. The share price of the Portfolio will change daily based on changes in the value of the securities that the Portfolio holds.

Please note that there may be other risks that are not listed below which could cause the value of your investment in the Portfolio to decline, and which could prevent the Portfolio from achieving its stated investment objective. The principal investment strategies employed by the portfolio managers of the Growth-Income Fund may fail to produce the intended results. Your investment in the Portfolio is subject to the following principal risks:


                             EQUITY SECURITIES RISK

                              EMERGING MARKETS RISK

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                               MARKET TRENDS RISK


Please see "Summary of Principal Risks" following the "Portfolio Fees and Expenses" section for a description of these and other risks. This Prospectus and the prospectus of the Master Funds do not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio or Master Fund may use. For additional information regarding the risks of investing in the Portfolio, please refer to the Statements of Additional Information of the Portfolio and the Master Fund.

PORTFOLIO PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and the table on the following page show the changes in the Portfolio's performance, from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other portfolios without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

[CHART]

                          YEAR BY YEAR TOTAL RETURN(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004       9.79
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



                   Best:  ______  Quarter _______    _______%
                   Worst: ______  Quarter _______    _______%



The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The S&P 500 Index is a widely recognized, unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It is not possible to invest directly in the index.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                                      1 YEAR        5 YEARS       10 YEARS
                                              (OR LIFE OF CLASS)
     ING AMERICAN FUNDS
      GROWTH-INCOME PORTFOLIO RETURN     %            %             N/A
     S&P 500 Index                       %            %(2)          N/A



(1) The performance information presented above is for December 31 of each year or period. The Portfolio commenced operations on September 2, 2003.

(2)  The Index return is for the period beginning September 1, 2003.


INVESTMENT ADVISER TO THE MASTER FUND


CRMC serves as the investment adviser to the Master Fund. Information about CRMC and the portfolio management of the Growth-Income Fund is set out below under "Management of the Master Funds."

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The table that follows shows the estimated operating expenses paid each year by a Portfolio. These expenses are based on the expenses paid by the Portfolios in the year 2005. The table reflects the estimated expenses of each Portfolio and its corresponding Master Fund. Actual expenses paid by the Portfolios may vary from year to year.

Your Variable Contract or Qualified Plan is a contract between you and the issuing life insurance company. The Trust and its Portfolios are not parties to your Variable Contract or Qualified Plan, but are merely investment options made available to you by your insurance company under your Variable Contract or Qualified Plan. The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract or Qualified Plan. Shareholders who acquire Portfolio shares through a Variable Contract or Qualified Plan should refer to the applicable plan document, contract prospectus, prospectus summary or disclosure statement for a description of additional charges that may apply. If you hold shares of a Portfolio that were purchased through an investment in a Qualified Plan, you should contact the plan administrator for information regarding additional expenses that may be assessed in connection with your plan. The fees and expenses of the Portfolios and their corresponding Master Funds are not fixed or specified under the terms of your Variable Contract.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). Not Applicable.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                       MANAGEMENT  DISTRIBUTION     OTHER      TOTAL OPERATING
                                         FEE(2)    (12b-1)FEE(3)  EXPENSES(4)      EXPENSES
ING American Funds Growth Portfolio       0.35%        0.75%            %            %(5)
ING American Funds International
 Portfolio                                0.54%        0.75%            %            %(5)
ING American Funds Growth-Income
  Portfolio                               0.29%        0.75%            %            %(5)


(1) This table shows the estimated operating expenses for the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year. This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

(2) Each of the Growth Fund, International Fund and Growth-Income Fund pays CRMC a management fee for advisory expenses at current asset levels of the Master Funds of 0.35%, 0.54%, and 0.29%, respectively. Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.54%, and 0.29% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(3) Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. In addition, Class 2 shares of each of the Growth Fund, the International Fund and the Growth-Income Fund pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

(4) Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for ING American Funds Growth Portfolio, ING American Funds International Portfolio, and ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC does not charge an administration fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

(5) Capital Research Management Company ("CRMC") has voluntarily agreed to waive a portion of its management fee. Including this waiver, the "Total Net Operating Expenses" for the ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio would have been 1.13%, 1.36%, and 1.08%, respectively. This arrangement may be discontinued by CRMC at any time.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE.


This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the shares' operating expenses remain the same. The Example does not reflect the expenses and charges of any Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses were reflected, the expense amounts indicated would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                              1 YEAR(1)  3 YEARS(1)  5 YEARS(1)  10 YEARS(1)
ING American Funds Growth Portfolio                $           $           $            $
ING American Funds International Portfolio         $           $           $            $
ING American Funds Growth-Income Portfolio         $           $           $            $



(1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund for the one-year period and the first year of the three-, five-, and ten-year periods.


                           SUMMARY OF PRINCIPAL RISKS


THE VALUE OF YOUR INVESTMENT IN A PORTFOLIO CHANGES WITH THE VALUES OF THE CORRESPONDING MASTER FUND AND ITS INVESTMENTS. MANY FACTORS CAN AFFECT THOSE VALUES. THE FACTORS THAT ARE MOST LIKELY TO HAVE A MATERIAL EFFECT ON A PARTICULAR PORTFOLIO'S INVESTMENT PORTFOLIO AS A WHOLE ARE CALLED "PRINCIPAL RISKS." THE PRINCIPAL RISKS OF EACH PORTFOLIO ARE IDENTIFIED IN THE "DESCRIPTION OF THE PORTFOLIOS" SECTION AND ARE DESCRIBED BELOW. EACH PORTFOLIO MAY BE SUBJECT TO ADDITIONAL PRINCIPAL RISKS AND RISKS OTHER THAN THOSE DESCRIBED BELOW BECAUSE THE TYPES OF INVESTMENTS MADE BY A PORTFOLIO CAN CHANGE OVER TIME. ADDITIONAL INVESTMENT POLICIES AND RISKS OF THE PORTFOLIOS AND MASTER FUNDS ARE SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION ("SAIs") OF THE PORTFOLIOS AND MASTER FUNDS, EACH OF WHICH IS AVAILABLE UPON REQUEST.

CURRENCY RISK. Portfolios that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, investments in foreign currency-denominated securities may reduce the value of a Portfolio's investment.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after a Master Fund or Portfolio invests in those currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Master Fund or Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the United States; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Master Fund or Portfolio invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Master Fund or Portfolio's investments in illiquid securities may reduce the returns of a Master Fund or Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Further the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Master Funds or Portfolios with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. A portfolio counselor of a Master Fund will apply investment techniques and risk analyses in making investment decisions for a Master Fund, such as which securities to overweight, underweight, or avoid altogether, but there can be no assurance that these will achieve the Portfolio's objective, and a portfolio counselor of a Master Fund could do a poor job in executing an investment strategy. A portfolio counselor of a Master Fund may use investment techniques or invest in securities that are not part of a Master Fund's principal investment strategies. For example, if market conditions warrant, Master Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Master Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the

--------------------------------------------------------------------------------
                     SUMMARY OF PRINCIPAL RISKS (CONTINUED)
--------------------------------------------------------------------------------


risk/return characteristics of the Master Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing a Master Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by a Master Fund or Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Master Fund or Portfolio invests may still trail returns from the overall stock market.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of a Master Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

REPURCHASE AGREEMENTS RISK. Each Master Fund and Portfolio may enter into repurchase agreements. Repurchase agreements involve the acquisition of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in effect a loan collateralized by securities. The risk in a repurchase transaction is that the seller may not be able to pay the agreed-upon sum on the delivery date. In the event of default by the seller, the instrument purchased may decline in value, interest payable on the instruments may be lost and the Master Fund or Portfolio may incur expense or delay in liquidating the instrument.


PORTFOLIO TURNOVER RISK. Changes to the investments of a Master Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of each Master Fund will vary from year to year, as well as within a year.


--------------------------------------------------------------------------------
                                MORE INFORMATION
--------------------------------------------------------------------------------

PERCENTAGE AND RATING LIMITATIONS


Unless otherwise stated, the percentage and rating limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Portfolio in this Prospectus is diversified, through investments made by the applicable Master Fund, as defined in the Investment Company Act of 1940, as amended. A diversified Portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). In addition, investment restrictions are fundamental if so designated in this Prospectus or the SAI. This means they may not be modified or changed without a vote of the shareholders.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS AND THE MASTER FUNDS

The SAI of the Portfolios is made a part of this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy of the SAI of the Portfolios and the SAI of the Master Funds without charge by calling the Trust at 1-800-366-0066, or downloading it from the SEC's website at http://www.sec.gov.


ADDITIONAL INVESTMENT POLICIES


Additional investment policies of the Master Funds and the Portfolios are set forth in the SAI of the Master Funds and the Portfolios, respectively, which are available upon request, without charge, by calling the Trust at 1-800-366-0066, or downloading them from the SEC's website http://www.sec.gov.

--------------------------------------------------------------------------------
                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE POSITIONS

Each Master Fund may also hold cash or money market instruments. The size of a Master Fund's cash position will vary and will depend on various factors, including market conditions and purchase and redemptions of Portfolio shares. A larger cash position could detract from the achievement of the Master Fund's objective in a period of rising market prices; conversely, it would reduce the Master Fund's magnitude of loss in the event of a general downturn and provide liquidity to make additional investments or to meet redemptions.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolios with administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services also reviews the Portfolios for compliance with applicable legal requirements and monitors for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolios.

PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio ("Distributor"). It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

DSI is an affilitate of ING Investments, the Investment Manager of the Portfolios. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at (800) 289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


RULE 12b-1 PLANS

Shares of each Portfolio are subject to a Rule 12b-1 fee at an annual rate of up to 0.50% of average daily net assets. In addition, Class 2 shares of each Master Fund pay a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. The Rule 12b-1 fees are paid for the sale and distribution of shares and for services provided to shareholders and contract owners. Shareholders of the Class 2 shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

Rule 12b-1 fees are paid out of a Portfolio's assets (including the assets of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolios' Rule 12b-1 Plan, the Portfolios' Adviser or Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The Portfolios' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolios. These payments may also provide incentive for insurance companies to make the Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolios.


The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

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                          MORE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.


The insurance companies through which investors hold shares of the Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolios, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND QUALIFIED PLANS

The Portfolios are available to serve as investment options under Variable Contracts and Qualified Plans. The Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans for which the Portfolios serve as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.


FREQUENT TRADING - MARKET TIMING

The Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.


The Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity. You should also review the materials regarding frequent trading included in the Master Fund's current prospectus and SAI.

The Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolios or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolios and in turn, the Master Funds, and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolios' or Master Funds' performance.

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                          MORE INFORMATION (CONTINUED)
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Although the policies and procedures known to the Portfolios that are followed by the Master Funds and the financial intermediaries that use the Portfolios as well as the monitoring by the Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolios' polices and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post its quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

LEGAL COUNSEL

Legal matters for each Portfolio are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Portfolios' independent registered public accounting firm. For information regarding the Master Funds' independent registered public accounting firm, please consult the Master Funds' Statement of Additional Information.

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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


ADVISER


ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. In the event the Board determines it is in the best interests of a Portfolio and its shareholders to withdraw a Portfolio's assets from the corresponding Master Fund, ING Investments may assume direct management of the Portfolio or may oversee a sub-adviser to manage the Portfolio's assets.


ING Investments is registered as an investment adviser with the SEC. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2005, ING Investments managed over $___ billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


For information regarding the basis for the Board's approval of management relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.


"MANAGER-OF-MANAGERS" STRUCTURE


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace or hire non-affiliated sub-advisers for a Portfolio, as well as change the terms of a sub-advisory agreement with a non-affiliated sub-adviser, without submitting the contract to a vote of the Portfolio's shareholders. Should ING Investments manage the assets of the Portfolios directly, it may select sub-advisers to provide sub-advisory services to the Portfolios without obtaining shareholder approval. Under the exemptive relief permitting the manager-of-managers arrangements, the Trust will notify shareholders of any change in the identity of a sub-adviser to a Portfolio. In this event, the name of the Portfolio and its investment strategies may also change. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios.

ADVISORY FEES

Pursuant to its investment management agreement with the Trust, ING Investments may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.35%, 0.54%, and 0.29% of average daily net assets for the ING American Funds Growth Portfolio, the ING American Funds International Portfolio, and the ING American Funds Growth-Income Portfolio, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.


--------------------------------------------------------------------------------
                         MANAGEMENT OF THE MASTER FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER TO EACH MASTER FUND


CRMC, an experienced investment management organization founded in 1931, serves as investment adviser to each Master Fund and to other mutual funds, including those in The American Funds Group. CRMC, a wholly owned subsidiary of The Capital Group Companies, Inc., is principally located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. CRMC manages the investment portfolio and business affairs of each Master Fund. As of December 31, 2005, CRMC managed more than $___ million in assets.

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                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------


The total annual management fee paid by each Master Fund, as a percentage of average daily net assets, for the fiscal year ended December 31, 2005 is as follows:



     Growth Fund                  %
     International Fund           %
     Growth-Income Fund           %



SUB-ADVISER TO EACH MASTER FUND


CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, CRMC's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the funds' objective(s) and the policies and oversight of CRMC.


The primary portfolio managers for the Growth Fund are listed below.



                                                                                    PORTFOLIO        APPROXIMATE YEARS OF
                                                           YEARS OF EXPERIENCE     COUNSELOR'S          EXPERIENCE AS AN
                                                         AS PORTFOLIO COUNSELOR    ROLE IN THE      INVESTMENT PROFESSIONAL
                                                             (AND RESEARCH         MANAGEMENT   -------------------------------
   PORTFOLIO COUNSELOR           PRIMARY TITLE        PROFESSIONAL, IF APPLICABLE    OF THE       WITH CRMC OR
(FUND TITLE, IF APPLICABLE) WITH CRMC (OR AFFILIATE)        (APPROXIMATE))         MASTER FUND     AFFILIATES      TOTAL YEARS
--------------------------- ------------------------  ---------------------------  -----------  ----------------  -------------
Donald D. O'Neal            Senior Vice President,    15 years (plus 4 years       An equity           21               21
(President and              Capital Research and      prior experience as a        portfolio
Trustee)                    Management Company        research professional for    counselor
                                                      the Master Fund)

Gordon Crawford             Senior Vice President     12 years (plus 5 years       An equity           35               35
                            and Director, Capital     prior experience as a        portfolio
                            Research and Management   research professional for    counselor
                            Company                   the Master Fund)

J. Blair Frank              Vice President, Capital   6 years (plus 3 years prior  An equity           12               13
                            Research Company          experience as a research     portfolio
                                                      professional for the Master  counselor
                                                      Fund)

Donnalisa Barnum            Senior Vice President,    3 years                      An equity           19               25
                            Capital Research Company                               portfolio
                                                                                   counselor

Ronald B. Morrow            Senior Vice President,    3 years (plus 5 years prior  An equity            9               38
                            Capital Research Company  experience as a research     portfolio
                                                      professional for the Master  counselor
                                                      Fund

Michael T. Kerr             Vice President, Capital   20 years (plus 2 years       An equity           21               23
                            Research and Management   prior experience as a        portfolio
                            Company                   research professional for    counselor
                                                      the Master Fund.

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                    MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------


The primary portfolio managers for the International Fund are listed below.



                                                                                    PORTFOLIO        APPROXIMATE YEARS OF
                                                         YEARS OF EXPERIENCE AS    COUNSELOR'S          EXPERIENCE AS AN
                                                          PORTFOLIO COUNSELOR      ROLE IN THE      INVESTMENT PROFESSIONAL
                                                             (AND RESEARCH         MANAGEMENT   -------------------------------
   PORTFOLIO COUNSELOR           PRIMARY TITLE        PROFESSIONAL, IF APPLICABLE    OF THE       WITH CRMC OR
(FUND TITLE, IF APPLICABLE) WITH CRMC (OR AFFILIATE)        (APPROXIMATE))         MASTER FUND     AFFILIATES      TOTAL YEARS
--------------------------- ------------------------  ---------------------------  -----------  ----------------  -------------
Robert W. Lovelace          Chairman, Capital         12 years                     A non-U.S.          21               21
(Vice President)            Research Company                                       equity
                                                                                   portfolio
                                                                                   counselor

Nick J. Grace               Senior Vice President     2 years (plus 7 years prior  A non-U.S.          12               16
                            and Director, Capital     experience as a Research     equity
                            Research Company          Professional for the Master  portfolio
                                                      Fund)                        counselor

Alwyn Heong                 Senior Vice President,    10 years                     A non-U.S.          14               18
                            Capital Research Company                               equity
                                                                                   portfolio
                                                                                   counselor

Michael T. Kerr             Vice President, Capital   20 years (plus 2 years       An equity           21               23
                            Research and Management   prior experience as a        portfolio
                            Company                   research professional for    counselor
                                                      the Master Fund.



The primary portfolio managers for the Growth-Income Fund are listed below.



                                                                                    PORTFOLIO        APPROXIMATE YEARS OF
                                                        YEARS OF EXPERIENCE AS     COUNSELOR'S          EXPERIENCE AS AN
                                                          PORTFOLIO COUNSELOR      ROLE IN THE      INVESTMENT PROFESSIONAL
                                                            (AND RESEARCH          MANAGEMENT   -------------------------------
   PORTFOLIO COUNSELOR           PRIMARY TITLE        PROFESSIONAL, IF APPLICABLE    OF THE       WITH CRMC OR
(FUND TITLE, IF APPLICABLE) WITH CRMC (OR AFFILIATE)        (APPROXIMATE))         MASTER FUND     AFFILIATES      TOTAL YEARS
--------------------------- ------------------------  ---------------------------  -----------  ----------------  -------------
James K. Dunton,            Senior Vice President     22 years (since the Master   An equity           44               44
(Chairman of the Board)     and Director, Capital     Fund began operations)       portfolio
                            Research and                                           counselor
                            Management Company

Alan N. Berro               Senior Vice President,    10 years (plus 4 years       An equity           15               20
(Senior Vice President)     Capital Research          prior experience as a        portfolio
                            Company                   research professional for    counselor
                                                      the Master Fund)

Claudia P. Huntington       Senior Vice President,    12 years (plus 5 years       An equity           31               33
(Vice President)            Capital Research and      prior experience as a        portfolio
                            Management Company        research professional for    counselor
                                                      the Master Fund)

Robert G. O'Donnell         Senior Vice President     16 years (plus 1 year prior  An equity           31               34
                            and Director, Capital     experience as a research     portfolio
                            Research and              professional for the Master  counselor
                            Management Company        Fund)

--------------------------------------------------------------------------------
                   MANAGEMENT OF THE MASTER FUNDS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    PORTFOLIO        APPROXIMATE YEARS OF
                                                        YEARS OF EXPERIENCE AS     COUNSELOR'S          EXPERIENCE AS AN
                                                          PORTFOLIO COUNSELOR      ROLE IN THE      INVESTMENT PROFESSIONAL
                                                            (AND RESEARCH          MANAGEMENT   -------------------------------
   PORTFOLIO COUNSELOR           PRIMARY TITLE        PROFESSIONAL, IF APPLICABLE    OF THE       WITH CRMC OR
(FUND TITLE, IF APPLICABLE) WITH CRMC (OR AFFILIATE)        (APPROXIMATE))         MASTER FUND     AFFILIATES      TOTAL YEARS
--------------------------- ------------------------  ---------------------------  -----------  ----------------  -------------
C. Ross Sappenfield         Vice President, Capital   7 years                      An equity           14               14
                            Research Company                                       portfolio
                                                                                   counselor

Michael T. Kerr             Vice President, Capital   20 years (plus 2 years       An equity           21               23
                            Research and Management   prior experience as a        portfolio
                            Company                   research professional for    counselor
                                                      the Master Fund.



The Master Funds' SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Master Funds.


PERFORMANCE OF MASTER FUNDS


The table presents total annualized returns of each Master Fund for the periods shown below through December 31, 2005, adjusted to reflect current expenses of each Portfolio. The information below does not present the actual performance of the Portfolios. Rather, the table presents the historical performance of the Master Funds, adjusted for the expenses of the Portfolios, as if the Portfolios had invested in the Master Funds for the periods presented. Performance information does not reflect the expenses of any Variable Contract, and performance would be lower if it did.



                               1 YEAR(1)     5 YEAR(1)    10 YEARS(1)(2)
     Growth Fund
     International Fund
     Growth-Income Fund



(1) Performance is net of expenses of the Master Fund plus additional expenses of the Portfolios. These additional expenses, expressed as a ratio of expenses to average daily net assets, for the Portfolios are 0.50% for 12b-1 fees and ___% for other expenses, for a total of ___% for each of the Portfolios.


(2) Both the Growth Fund and Growth-Income Fund commenced operations as of February 8, 1984; the International Fund commenced operations as of May 1, 1990.

ADVISORY FEE


Under the master/feeder structure, each Master Fund pays CRMC a management fee based on the average daily net assets of the Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee. Under the master/feeder structure, each Portfolio may withdraw its investment in its Master Fund if the Board determines that it is in the best interests of the Portfolio and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Portfolio in another pooled investment entity, asking ING Investments to manage either directly or with a sub-adviser under the investment management agreement between the Trust and ING Investments or taking other appropriate action.

--------------------------------------------------------------------------------
                                 NET ASSET VALUE
--------------------------------------------------------------------------------


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of each Portfolio is determined based upon the NAV of the respective Master Fund.

Securities of each Master Fund are valued at their NAV. For more information regarding the determination of NAV of each Master Fund, including the circumstances under which the Master Funds will use fair value pricing and the effects of using fair value pricing, see the Master Funds' Prospectus and SAI.


--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Portfolios distribute their net investment income, if any, on its outstanding shares at least once annually. Each Portfolio can make distributions at other times if it chooses to do so. Any net realized long-term capital gain for any Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by a Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash. Dividends or distributions by a Portfolio will reduce the per share NAV by the per share amount paid.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify, through the investments made by the applicable Master Fund, so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed of insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


Since the only shareholders of the Portfolios will be separate accounts, no discussion is included in this Prospectus as to the tax aspects at the shareholder level. The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to held you understand each of the Portfolio's financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 and 2004 and for the period ended 2003, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.


ING AMERICAN FUNDS GROWTH PORTFOLIO



                                                            YEAR ENDED DECEMBER 31,    SEPTEMBER 2, 2003(1)
                                                          -------------------------            TO
                                                             2005         2004          DECEMBER 31, 2003
                                                          ----------  -------------    --------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $                 45.47                   42.35
 Income from investment operations:
 Net investment income (loss)                               $                 (0.09)                   0.01
 Net realized and unrealized gain on investments            $                  5.80                    3.11
 Total from investment operations                           $                  5.41                    3.12
 Less distributions from:
 Net investment income                                      $                  0.00*                     --
 Net realized gain from investments                         $                  0.00*                     --
 Total distributions                                        $                  0.00*                     --
 Net asset value, end of period                             $                 50.88                   45.47
 TOTAL RETURN(3):                                           %                 11.91                    7.37
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $               854,657                 130,333
 Ratio to average net assets:
 Expenses(4)(5)                                             %                  0.53                    0.53
 Net investment income (loss)(4)                            %                 (0.27)                   0.09
 Portfolio turnover rate                                    %                     3(6)                    0*


(1)  Commencement of operations.
(2) Per share data calculated using average number of shares outstanding throughout the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(4)  Annualized for periods less than one year.
(5) The ratio of expenses to average net assets does not include the expenses of the Class 2 Shares of the American Growth Fund, American International Fund and American Growth-Income Fund. Had the expenses of the underlying funds been included, the expense ratios would have been approximately 1.14%, 1.36% and 1.08%, respectively. Had the expenses of the underlying fund been included, the net investment income (loss) ratios would have been approximately (0.88)%, 0.71% and 0.29%, respectively.
(6) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were 30%, 37% and 21%, respectively.

(7) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were [____], [____] and [____], respectively.

*    Amount is less than 1% or $0.01.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO



                                                            YEAR ENDED DECEMBER 31,    SEPTEMBER 2, 2003(1)
                                                          -------------------------            TO
                                                             2005        2004(2)        DECEMBER 31, 2003
                                                          ----------  -------------    --------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $                 13.53                   11.78
 Income from investment operations:
 Net investment income (loss)                               $                  0.22                    0.12
 Net realized and unrealized gain on investments            $                  2.30
 Total from investment operations                           $                  2.52                    1.75
 Less distributions from:
 Net investment income                                      $                  0.02                      --
 Net realized gain from investments                         $                  0.00*                     --
 Total distributions                                        $                  0.02                      --
 Net asset value, end of period                             $                 16.03                   13.53
 TOTAL RETURN(3):                                           %                 18.64                   14.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $               326,471                  44,814
 Ratio to average net assets:
 Expenses(4)(5)                                             %                  0.53                    0.53
 Net investment income (loss)(4)                            %                  1.54                    6.96
 Portfolio turnover rate                                    %                     5(6)                    2


(1)  Commencement of operations.
(2) Per share data calculated using average number of shares outstanding throughout the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(4)  Annualized for periods less than one year.
(5) The ratio of expenses to average net assets does not include the expenses of the Class 2 Shares of the American Growth Fund, American International Fund and American Growth-Income Fund. Had the expenses of the underlying funds been included, the expense ratios would have been approximately 1.14%, 1.36% and 1.08%, respectively. Had the expenses of the underlying fund been included, the net investment income (loss) ratios would have been approximately (0.88)%, 0.71% and 0.29%, respectively.
(6) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were 30%, 37% and 21%, respectively.

(7) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were [____], [____] and [____], respectively.

*    Amount is less than 1% or $0.01.

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO


                                                            YEAR ENDED DECEMBER 31,    SEPTEMBER 2, 2003(1)
                                                          -------------------------            TO
                                                             2005        2004(2)        DECEMBER 31, 2003
                                                          ----------  -------------    --------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of  period                      $                 33.67                   30.83
 Income from investment operations:
 Net investment income (loss)                               $                  0.29                    0.20
 Net realized and unrealized gain on investments            $                  3.01                    2.64
 Total from investment operations                           $                  3.30                    2.84
 Less distributions from:
 Net investment income                                      $                  0.04                      --
 Net realized gain from  investments                        $                  0.00*                     --
 Total distributions                                        $                  0.04                      --
 Net asset value, end of period                             $                 36.93                   33.67
 TOTAL RETURN(3):                                           %                  9.79                    9.21
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $               660,757                  97,992
 Ratio to average net assets:
 Expenses(4)(5)                                             %                  0.53                    0.53
 Net investment income (loss)(4)                            %                  0.84                    4.41
 Portfolio turnover rate                                    %                     2(6)                    0*

(1)  Commencement of operations.
(2) Per share data calculated using average number of shares outstanding throughout the period.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(4)  Annualized for periods less than one year.
(5) The ratio of expenses to average net assets does not include the expenses of the Class 2 Shares of the American Growth Fund, American International Fund and American Growth-Income Fund. Had the expenses of the underlying funds been included, the expense ratios would have been approximately 1.14%, 1.36% and 1.08%, respectively. Had the expenses of the underlying fund been included, the net investment income (loss) ratios would have been approximately (0.88)%, 0.71% and 0.29%, respectively.
(6) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were 30%, 37% and 21%, respectively.

(7) The portfolio turnover rates for the American Growth Fund, American International Fund and American Growth-Income Fund were [____], [____] and [____], respectively.

*    Amount is less than 1% or $0.01.

TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the Portfolios' investments will be available in the Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the ING Investors Trust's annual and semi-annual shareholder reports and the Portfolios' Statement of Additional Information or to make inquiries about the Portfolios, please write to the Trust at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, call (800) 366-0066 or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F. Street, NE Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS
MAY 1, 2006

ADVISER CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                         PAGE
INTRODUCTION
   ING Investors Trust                                                           2
   An Introduction to the Lifestyle Portfolios                                   2
   Classes of Shares                                                             2
   An Introduction to the Asset Allocation Process                               2

DESCRIPTION OF THE PORTFOLIOS
   Portfolios at a Glance                                                        4
   ING LifeStyle Moderate Portfolio                                              5
   ING LifeStyle Moderate Growth Portfolio                                       8
   ING LifeStyle Growth Portfolio                                               11
   ING LifeStyle Aggressive Growth                                              14

PORTFOLIO FEES AND EXPENSES
   Shareholder Transaction Expenses                                             17
   Examples                                                                     20

MORE INFORMATION ON INVESTMENT STRATEGIES
   More on the Asset Allocation Process                                         21
   Investment Objectives, Main Investments and Risks of the
     Underlying Funds                                                           21

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
   RISKS OF THE UNDERLYING FUNDS                                                22

MORE INFORMATION ON RISKS
   Asset Allocation is no Guarantee Against Loss                                37
   Performance of the Underlying Funds Will Vary                                37
   Temporary Defensive Positions                                                37
   Conflict of Interest                                                         37
   Risk Associated with an Investment in the Underlying Funds                   37

MANAGEMENT AND OTHER SERVICE PROVIDERS
   Management of the LifeStyle Portfolios                                       45
   Asset Allocation Committee                                                   46
   Information about Ibbotson Associates                                        46
   Portfolio Distribution                                                       46
   Additional Information Regarding Classes of Shares                           46
   Administrator

INFORMATION FOR INVESTORS                                                       48
   About Your Investment                                                        48
     Rule 12b-1 Distribution Fees
     Service Fees
   How ING Groep Compensates Entities Offering
     Our Portfolios as Investment Options in
     Their Insurance Products                                                   47
   Interests of the Holders of Variable Insurance
     Contracts and Policies and Qualified
     Retirement Plans                                                           48
   Frequent Trading - Market Timing                                             48
   Portfolio Holdings Disclosure Policy                                         49
   Net Asset Value                                                              49
   Additional Information About the LifeStyle Portfolios                        50
   Percentage and Rating Limitation                                             50
   A Word About Portfolio Diversity                                             50
   Taxes and Distributions                                                      50
   Reports to Shareholders                                                      51
   Financial Highlights                                                         52

WHERE TO GO TO OBTAIN MORE INFORMATION                                   Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 13 of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio, except for the ING Lifestyle Aggressive Growth Portfolio, may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. The ING Lifestyle Aggressive Growth Portfolio does not invest in fixed-income funds. You should evaluate the LifeStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

ING Investments has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.


                                                           ING LIFESTYLE                                       ING LIFESTYLE
                                ING LIFESTYLE             MODERATE GROWTH            ING LIFESTYLE          AGGRESSIVE GROWTH
                              MODERATE PORTFOLIO             PORTFOLIO              GROWTH PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ADVISER                     ING Investments, LLC     ING Investments, LLC      ING Investments, LLC      ING Investments, LLC

INVESTMENT PROFILE          Your focus is on         You want the opportunity  You seek an investment    You are an aggressive
                            keeping pace with        for long-term moderate    geared for growth and     investor and are willing
                            inflation. Income and    growth.                   can tolerate short-term   to accept above average
                            capital appreciation                               market-swings.            risk.
                            desired.

    SHORTER INVESTMENT HORIZON  ---------------------------------------------------------------   LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE        Growth of capital and    Growth of capital and a   Growth of capital and     Growth of capital.
                            current income.          low to moderate level of  some current income.
                                                     current income.

MAIN INVESTMENTS            A combination of         A combination of          A combination of          A combination of
                            Underlying Funds         Underlying Funds          Underlying Funds          Underlying Funds
                            according to a fixed     according to a fixed      according to a fixed      according to a fixed
                            formula that over time   formula that over time    formula that over time    formula that over time
                            should reflect an        should reflect an         should reflect an         should reflect an
                            allocation of            allocation of             allocation of             allocation of
                            approximately 50% in     approximately 65% in      approximately 80% in      approximately 100% in
                            equity securities and    equity securities and     equity securities and     equity securities.
                            50% in fixed income      35% in fixed income       20% in fixed income
                            securities.              securities.               securities.

                                                           ING LIFESTYLE                                       ING LIFESTYLE
                                ING LIFESTYLE             MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                              MODERATE PORTFOLIO             PORTFOLIO              GROWTH PORTFOLIO             PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET            U.S. Large-              U.S. Large-               U.S. Large-               U.S. Large-
ALLOCATION TARGETS          Capitalization           Capitalization            Capitalization            Capitalization
(AS OF MAY 1, 2006)(1)      Growth Stocks        8%  Growth Stocks        11%  Growth Stocks        12%  Growth Stocks        16%
                            U.S. Large-              U.S. Large-               U.S. Large-               U.S. Large-
                            Capitalization           Capitalization            Capitalization            Capitalization
                            Value Stocks        14%  Value Stocks         15%  Value Stocks         16%  Value Stocks         22%
                            U.S. Mid-                U.S. Mid-                 U.S. Mid-                 U.S. Mid-
                            Capitalization           Capitalization            Capitalization            Capitalization
                            Stocks               5%  Stocks                6%  Stocks               11%  Stocks               11%
                            U.S. Small-              U.S. Small-               U.S. Small-               U.S. Small-
                            Capitalization           Capitalization            Capitalization            Capitalization
                            Stocks               4%  Stocks                6%  Stocks               10%  Stocks               11%
                            Non-U.S./                Non-U.S./                 Non-U.S./                 Non-U.S./
                            International            International             International Stocks 20%  International Stocks 27%
                            Stocks              14%  Stocks               18%  Emerging Markets          Emerging Markets
                            Emerging Markets         Emerging Markets          Stocks                3%  Stocks                4%
                            Stocks               0%  Stocks                5%  Real Estate Stocks        Real Estate Stocks
                            Real Estate Stocks       Real Estate Stocks        (REITs)               8%  (REITs)               9%
                            (REITs)              5%  (REITs)               7%  High Yield Bonds      4%  High Yield Bonds      0%
                            High Yield Bonds     5%  High Yield Bonds      2%  Bonds                16%  Bonds                 0%
                            Bonds               35%  Bonds                30%  Cash                  0%  Cash                  0%
                            Cash                10%  Cash                  0%

         LOWER RISK    --------------------------------------------------------------------------------  HIGHER RISK

MAIN RISKS                  Credit Risk,             Credit Risk, Derivatives  Credit Risk, Derivatives  Credit Risk, Derivatives
THE LIFESTYLE PORTFOLIOS    Derivatives Risk,        Risk, Foreign Investment  Risk, Foreign Investment  Risk, Foreign Investment
ARE EXPOSED TO THE SAME     Foreign Investment       Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Interest Rate
RISKS AS THE UNDERLYING     Risk, Inflation Risk,    Interest Rate Risk,       Interest Rate Risk,       Risk, Investment Risk,
FUNDS IN DIRECT PROPORTION  Mortgage Risk, Price     Mortgage Risk, Price      Mortgage Risk, Price      Mortgage Risk, Price
TO THE ALLOCATION OF        Volatility Risk, and     Volatility Risk, and      Volatility Risk, and      Volatility and Real
ASSETS AMONG UNDERLYING     Real Estate Investment   Real Estate Investment    Real Estate Investment    Estate Investment Trust
FUNDS. AN INVESTOR MAY      Trust Risk.              Trust Risk.               Trust Risk.               Risk.
LOSE MONEY IN EACH
PORTFOLIO.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Growth Stocks                      8%
               U.S. Large-Capitalization Value Stocks                      14%
               U.S. Mid-Capitalization Stocks                               5%
               U.S. Small-Capitalization Stocks                             4%
               Non-U.S./International Stocks                               14%
               Emerging Markets Stocks                                      0%
               Real Estate Stocks (REITs)                                   5%
               High Yield Bonds                                             5%
               Bonds                                                       35%
               Cash                                                        10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


               Best:        [ ]  quarter       [ ]        [ ]%
               Worst:       [ ]  quarter       [ ]        [ ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance, revised to reflect the higher expenses of ADV shares, to that of a broad measure of market performance - the ING LifeStyle Moderate Composite Index. The ING LifeStyle Moderate Composite Index is comprised of 25% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                                                  1 YEAR    5 YEARS    10 YEARS
                                                                      (OR LIFE OF CLASS)
               CLASS S RETURN                                        %         %          N/A
               ING LifeStyle Moderate
               Composite Index                                       %         %(2)       N/A


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Service Class shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of ADV Class shares. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Growth Stocks                   11%
               U.S. Large-Capitalization Value Stocks                    15%
               U.S. Mid-Capitalization Stocks                             6%
               U.S. Small-Capitalization Stocks                           6%
               Non-U.S./International Stocks                             18%
               Emerging Markets Stocks                                    2%
               Real Estate Stocks (REITs)                                 7%
               High Yield Bonds                                           5%
               Bonds                                                     30%
               Cash                                                       0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.

[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


           Best:  [  ] Quarter [  ]   [  ]%
           Worst: [  ] Quarter [  ]   [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance, revised to reflect the higher expenses of the ADV shares, to that of a broad measure of market performance - the ING LifeStyle Moderate Growth Composite Index. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                           1 YEAR       5 YEARS       10 YEARS
                                                  (OR LIFE OF CLASS)
   CLASS S RETURN                               %               %          N/A
   ING LifeStyle Moderate Composite Index       %               %(2)       N/A


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Service Class shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of ADV Class shares. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


               U.S. Large-Capitalization Growth Stocks            12%
               U.S. Large-Capitalization Value Stocks             16%
               U.S. Mid-Capitalization Stocks                     11%
               U.S. Small-Capitalization Stocks                   10%
               Non-U.S./International Stocks                      20%
               Emerging Markets Stocks                             3%
               Real Estate Stocks (REITs)                          8%
               High Yield Bonds                                    4%
               Bonds                                              16%
               Cash                                                0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                               INTEREST RATE RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005

              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:


           Best:  [  ] quarter [  ]   [  ]%
           Worst: [  ] quarter [  ]   [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance, revised to reflect the higher expenses of ADV shares, to that of a broad measure of market performance - the ING LifeStyle Growth Composite Index. The ING LifeStyle Growth Composite Index is comprised of 35% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                           1 YEAR       5 YEARS       10 YEARS
                                                  (OR LIFE OF CLASS)
   CLASS S RETURN                               %               %          N/A
   ING LifeStyle Growth Composite Index         %               %(2)       N/A


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Service Class shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of ADV Class shares. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.

               U.S. Large-Capitalization Growth Stocks            16%
               U.S. Large-Capitalization Value Stocks             22%
               U.S. Mid-Capitalization Stocks                     11%
               U.S. Small-Capitalization Stocks                   11%
               Non-U.S./International Stocks                      27%
               Emerging Markets Stocks                             4%
               Real Estate Stocks (REITs)                          9%
               High Yield Bonds                                    0%
               Bonds                                               0%
               Cash                                                0%

ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Service Class shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [  ] quarter [  ]   [  ]%
           Worst: [  ] quarter [  ]   [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service Class shares' performance, revised to reflect the higher expenses of ADV shares, to that of a broad measure of market performance - the ING LifeStyle Aggressive Growth Composite Index. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. It is not possible to invest directly in the indices.


                         AVERAGE ANNUAL TOTAL RETURNS(1)

                                                  1 YEAR       5 YEARS       10 YEARS
                                                         (OR LIFE OF CLASS)
   CLASS S RETURN                                      %               %          N/A
   ING LifeStyle Aggressive Growth Composite Index     %               %(2)       N/A


(1) ADV Class shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Service Class shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of ADV Class shares. Service Class shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Service Class shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Service Class and ADV Class shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables that follow show the fees and expenses you pay if you buy and hold ADV shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.


                                   ADV SHARES

                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                           DISTRIBUTION                           TOTAL          WAIVERS,    TOTAL NET
                               MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER    OPERATING    REIMBURSEMENTS  OPERATING
         PORTFOLIO                 FEE        FEE(2)     SERVICE FEE  EXPENSES   EXPENSES  AND RECOUPMENTS(3) EXPENSES
----------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate             0.14%       0.50%        0.25%       0.00%     0.89%           0.15%        0.74%
ING LifeStyle Moderate Growth      0.14%       0.50%        0.25%       0.00%     0.89%           0.15%        0.74%
ING LifeStyle Growth               0.14%       0.50%        0.25%       0.00%     0.89%           0.15%        0.74%
ING LifeStyle Aggressive           0.14%       0.50%        0.25%       0.00%     0.89%           0.15%        0.74%



(1) This table shows the estimated operating expenses for ADV shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the ADV shares for each LifeStyle Portfolio had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Service Class shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed for each Portfolio.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution (12b-1) fee for Service 2 shares of the Portfolios, so that the actual distribution fee paid by a LifeStyle Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.15% distribution (12b-1) fee waiver footnote (2) explains in more detail. The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:

                                                       TOTAL ANNUAL
                                                        OPERATING     FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                       EXPENSES        ADVISER        EXPENSES
---------------------------------------------------------------------------------------------------
ING Alliance Bernstein Mid Cap Growth Portfolio                %               -              %
ING American Century Large Company Value Portfolio             %               -              %
ING American Century Select Portfolio                          %               -              %
ING Capital Guardian Small/Mid Cap Portfolio                   %               -              %
ING Capital Guardian U.S. Equities Portfolio                   %               -              %
ING Eagle Asset Capital Appreciation Portfolio                 %               -              %
ING Evergreen Omega Portfolio                                  %               -              %
ING FMR(SM) Diversified Mid Cap Portfolio                      %               -              %
ING FMR(SM) Earnings Growth Portfolio(1)                       %               %              %
ING Fundamental Research Portfolio                             %               -              %
ING International Portfolio                                    %               -              %
ING Janus Contrarian Portfolio                                 %               -              %
ING JPMorgan Emerging Markets Equity Portfolio                 %               -              %
ING JPMorgan International Portfolio                           %               -              %
ING JPMorgan MidCap Value Portfolio                            %               -              %
ING JPMorgan Small Cap Equity Portfolio                        %               %              %
ING JPMorgan Value Opportunities Portfolio(1)                  %               %              %
ING Julius Baer Foreign Portfolio                              %               -              %
ING Legg Mason Value Portfolio                                 %               -              %
ING Liquid Assets Portfolio                                    %               -              %
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio                                   %               -              %
ING Marsico International Opportunities Portfolio(1)           %               %              %
ING Mercury Large Cap Value Portfolio                          %               %              %
ING Mercury Large Cap Growth Portfolio                         %               %              %
ING MFS Capital Opportunities Portfolio                        %               -              %
ING MFS Mid Cap Growth Portfolio                               %               -              %
ING MFS Total Return Portfolio                                 %               -              %
ING OpCap Balanced Value Portfolio                             %               -              %
ING Oppenheimer Global Portfolio                               %               -              %
ING Oppenheimer Main Street Portfolio(R)                       %               -              %
ING Oppenheimer Strategic Income Portfolio                     %               %              %
ING PIMCO Core Bond Portfolio                                  %               -              %
ING PIMCO High Yield Portfolio                                 %               -              %
ING Pioneer Fund Portfolio(1)                                  %               -              %
ING Pioneer Mid Cap Value Portfolio(1)                         %               -              %
ING Salomon Brothers Aggressive Growth Portfolio               %               -              %
ING Salomon Brothers All Cap Portfolio                         %               -              %
ING Templeton Global Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio               %               -              %

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                       TOTAL ANNUAL
                                                        OPERATING     FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                       EXPENSES        ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------
ING T. Rowe Price Diversified Mid Cap Growth Portfolio         %               -              %
ING T. Rowe Price Equity Income Portfolio                      %               -              %
ING T. Rowe Price Growth Equity Portfolio                      %               -              %
ING UBS U.S. Large Cap Equity Portfolio                        %               -              %
ING Van Kampen Comstock Portfolio                              %               %              %
ING Van Kampen Equity and Income Portfolio                     %               -              %
ING Van Kampen Equity Growth Portfolio                         %               -              %
ING Van Kampen Global Franchise Portfolio                      %               -              %
ING Van Kampen Growth and Income Portfolio                     %               -              %
ING Van Kampen Real Estate Portfolio                           %               -              %
ING VP Balanced Portfolio                                      %               -              %
ING VP Growth and Income Portfolio                             %               -              %
ING VP Growth Portfolio                                        %               -              %
ING VP High Yield Bond Portfolio                               %               %              %
ING VP Index Plus LargeCap Portfolio                           %               -              %
ING VP Index Plus MidCap Portfolio                             %               -              %
ING VP Index Plus SmallCap Portfolio                           %               -              %
ING VP Intermediate Bond Portfolio                             %               -              %
ING VP International Equity Portfolio                          %               %              %
ING VP MidCap Opportunities Portfolio                          %               %              %
ING VP Real Estate Portfolio                                   %               %              %
ING VP Small Company Portfolio                                 %               -              %
ING VP SmallCap Opportunities Portfolio                        %               %              %
ING VP Value Opportunity Portfolio                             %               -              %
ING Wells Fargo Mid Cap Disciplined Portfolio

(1) As the Underlying Portfolio did not have a full calendar year of operations had not commenced operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:

                                                              WAIVERS,
                                                           REIMBURSEMENTS   NET OPERATING
           PORTFOLIO             TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
-----------------------------------------------------------------------------------------
ING LifeStyle Moderate                         %                    %              %
ING LifeStyle Moderate Growth                  %                    %              %
ING LifeStyle Growth                           %                    %              %
ING LifeStyle Aggressive Growth                %                    %              %

These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE


The Example below is intended to help you compare the cost of investing in ADV shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


           PORTFOLIO                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
ING LifeStyle Moderate                         $       $        $         $
ING LifeStyle Moderate Growth                  $       $        $         $
ING LifeStyle Growth                           $       $        $         $
ING LifeStyle Aggressive Growth                $       $        $         $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 33 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
ADVISER:                  ING Alliance           Long-term growth of         Invests at least 80% of      Convertible securities
Directed Services, Inc.   Bernstein Mid Cap      capital.                    assets in common stock of    risk, derivatives risk,
                          Growth Portfolio                                   mid-capitalization           foreign investment risk,
SUB-ADVISER:                                                                 companies (those that have   growth investing risk,
Alliance Capital                                                             a market capitalization      manager risk, market and
Management L.P.                                                              within the range of          company risk, market
                                                                             companies in the Russell     capitalization risk,
                                                                             Midcap(R) Growth Index).     mid-capitalization
                                                                             May also invest in           company risk, portfolio
                                                                             convertibles, investment     turnover risk,
                                                                             grade instruments, U.S.      securities lending risk
                                                                             government securities and    and U.S. government
                                                                             high quality, short-term     securities risk.
                                                                             obligations (including
                                                                             repurchase agreements,
                                                                             bankers' acceptances and
                                                                             domestic certificates of
                                                                             deposit), and foreign
                                                                             securities. May write
                                                                             exchange-traded calll
                                                                             options (upto 25%), make
                                                                             secured loans on portfolio
                                                                             securities (upto 25%) enter
                                                                             into repurchase agreements
                                                                             and enter into futures
                                                                             contracts on securities
                                                                             indices and options on such
                                                                             futures contracts.

INVESTMENT ADVISER:       ING American Century   Long-term capital growth.   Invests at least 80% of its  Credit risk, currency
ING Life Insurance and    Large Company Value    Income is a secondary       assets in equity securities  risk, derivatives risk,
Annuity Company           Portfolio              objective.                  of large capitalization      foreign investment risk,
                                                                             companies (those with        interest risk, market
SUB-ADVISER:                                                                 market capitalizations       and company risk,
American Century                                                             similar to companies in the  portfolio turnover risk,
Investment Management,                                                       Russell 1000(R) Index).      and value investing
Inc.                                                                         Equity securities include    risk.
                                                                             common stocks, preferred
                                                                             stocks and
                                                                             equity-equivalent
                                                                             securities, such as debt
                                                                             securities and preferred
                                                                             stock convertible into
                                                                             common stock, and stock or
                                                                             stock index future
                                                                             contracts. May also invest
                                                                             a portion of its assets in
                                                                             derivative instruments,
                                                                             foreign securities, debt
                                                                             securities of companies,
                                                                             and debt obligations of
                                                                             governments and their
                                                                             agencies or similar
                                                                             securities.

INVESTMENT ADVISER:       ING American Century   Long-term capital           Invests in stocks of         Currency risk,
ING Life Insurance and    Select Portfolio       appreciation.               companies that the           derivatives risk,
Annuity Company                                                              Sub-Adviser believes will    foreign investment risk,
                                                                             increase in value over       growth investing risk,
SUB-ADVISER:                                                                 time. Generally invests in   market and company risk
American Century                                                             larger companies, though     and portfolio turnover
Investment Management,                                                       may invest in companies of   risk.
Inc.                                                                         any size. May invest in
                                                                             foreign companies located
                                                                             and doing business in
                                                                             developed countries.

INVESTMENT ADVISER:       ING Capital Guardian   Long-term capital           Invests at least 80% of      Convertible securities
Directed Services, Inc.   Small/Mid Cap          appreciation.               assets in equity securities  risk, depository receipt
                          Portfolio                                          of small/mid capitalization  risk, equity securities
SUB-ADVISER:                                                                 companies, defined to        risk, foreign investment
Capital Guardian Trust                                                       include companies with       risk, growth investing
Company                                                                      capitalizations within the   risk, manager risk,
                                                                             range of companies included  market and company risk,
                                                                             in the custom Russell 2800   market capitalization
                                                                             Index. Equity investments    risk, mid-capitalization
                                                                             include common or preferred  company risk,
                                                                             stocks and convertible       over-the-counter ("OTC")
                                                                             securities. May hold ADRs,   investment risk,
                                                                             EDRs and GDRs, May invest    securities lending risk,
                                                                             in money market instruments  small-capitalization
                                                                             and repurchase agreements.   company risk and value
                                                                                                          investing risk.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Capital Guardian   Long-term growth of         Invests at least 80% of      Convertible securities
Directed Services, Inc.   U.S. Equities          capital and income.         assets in equity and         risk, debt securities
                          Portfolio                                          equity-related securities    risk, depositary receipt
SUB-ADVISER:                                                                 (including common and        risk, equity securities
Capital Guardian Trust                                                       preferred stock and          risk, foreign investment
Company                                                                      convertible securities such  risk, growth investing
                                                                             as warrants and rights) of   risk, manager risk,
                                                                             issuers located in the U.S.  market and company risk,
                                                                             with greater consideration   market capitalization
                                                                             given to potential           risk, securities lending
                                                                             appreciation and future      risk and value investing
                                                                             dividends than to current    risk.
                                                                             income. May invest in
                                                                             American, European and
                                                                             Global Depositary Receipts;
                                                                             debt securities, and cash
                                                                             equivalents.

INVESTMENT ADVISER:       ING Eagle Asset        Capital appreciation.       Invests at least 80% of      Convertible securities
Directed Services, Inc.   Capital Appreciation   Dividend income is a        assets in equity securities  risk, derivatives risk,
                          Portfolio              secondary objective.        of domestic and foreign      equity securities risk,
SUB-ADVISER:                                                                 issuers that meet            foreign investment risk,
Eagle Asset Management,                                                      quantitative standards       manager risk, market and
Inc.                                                                         relating to financial        company risk, market
                                                                             soundness and high           capitalization risk, and
                                                                             intrinsic value relative to  portfolio turnover risk.
                                                                             price. Equity securities
                                                                             include common stocks,
                                                                             convertible securities,
                                                                             options on equities, and
                                                                             rights and warrants. May
                                                                             invest up to 25% of its
                                                                             total assets in foreign
                                                                             issuers and use
                                                                             derivatives. May put and
                                                                             write covered call options
                                                                             that expose up to 55% of
                                                                             assets and may enter into
                                                                             futures contracts and
                                                                             options thereon and
                                                                             currency hedging
                                                                             transactions.

INVESTMENT ADVISER:       ING Evergreen Omega    Long-term capital growth.   Invests primarily in common  Convertible securities
Directed Services, Inc.   Portfolio                                          stocks and securities        risk, equity securities
                                                                             convertible into common      risk, foreign investment
SUB-ADVISER:                                                                 stocks of U.S. companies     risk, growth investing
Evergreen Investment                                                         across all market            risk, investment style
Management Company, LLC                                                      capitalizations. May also    risk, manager risk,
                                                                             invest up to 25% of assets   market capitalization
                                                                             in foreign securities.       risk, mid-capitalization
                                                                                                          company risk, portfolio
                                                                                                          turnover risk, price
                                                                                                          volatility risk, and
                                                                                                          small company risk.

INVESTMENT ADVISER:       ING FMR(SM)            Long-term growth of         Invests at least 80% of      Derivatives risk,
Directed Services, Inc.   Diversified Mid Cap    capital.                    assets in securities of      emerging markets risk,
                          Portfolio                                          companies with medium        foreign investment risk,
SUB-ADVISER:                                                                 market capitalizations       growth investing risk,
Fidelity Management &                                                        (defined as those whose      manager risk, market and
Research Company                                                             market capitalizations are   company risk, market
                                                                             similar to the market        capitalization risk,
                                                                             capitalizations of           mid-capitalization
                                                                             companies in the Russell     company risk, other
                                                                             Midcap Index or the S&P      investment companies
                                                                             Midcap 400 Index). May       risk, portfolio turnover
                                                                             invest in smaller or larger  risk,
                                                                             market capitalizations. May  small-capitalization
                                                                             invest up to 25% of assets   company risk, and value
                                                                             in foreign securities,       investing risk.
                                                                             including emerging markets
                                                                             and may buy and sell
                                                                             futures contracts and other
                                                                             investment companies.

INVESTMENT ADVISER:       ING FMR(SM) Earnings   Seeks growth of capital     Invests primarily in common  Equity securities risk,
Directed Services, Inc.   Growth Portfolio       over the long term.         stocks in which the          foreign investment risk,
                                                                             Sub-Adviser believes have    growth investing risk,
SUB-ADVISER:                                                                 above-average growth         manager risk, market and
Fidelity Management &                                                        potential. May invest in     company risk, other
Research Company                                                             securities of foreign        investment companies
                                                                             issuers and may use various  risk, and portfolio
                                                                             techniques such as buying    turnover risk.
                                                                             and selling futures
                                                                             contracts and other
                                                                             investment companies,
                                                                             including exchange-traded
                                                                             funds.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


       ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Fundamental        Seeks to maximize total     Invest at least 65% of its   Convertible securities
ING Life Insurance and    Research Portfolio     return through investments  total assets in common       risk, derivatives risk,
Annuity Company                                  in a diversified portfolio  stocks and securities        foreign markets risk,
                                                 of common stocks and        convertible into common      index tracking risk,
SUB-ADVISER:                                     securities convertible      stocks. May also invest in   market and company risk,
ING Investment                                   into common stocks.         derivatives. Emphasizes      market trends risk,
Management Co.                                                               stocks of larger companies.  mid-capitalization
                                                                             May invest in                company risk, and stock
                                                                             mid-capitalization           risk.
                                                                             companies and may invest up
                                                                             to 25% in foreign
                                                                             securities.

INVESTMENT ADVISER:       ING International      Long-term growth of         Invests at least 65% of its  Call risk, convertible
Directed Services, Inc.   Portfolio              capital.                    assets in equity securities  securities risk, debt
                                                                             (including common and        securities risk,
SUB-ADVISER:                                                                 preferred stocks, warrants   derivatives risk,
ING Investment                                                               and convertible securities)  emerging markets risk,
Management Co.                                                               of issuers of any            equity securities risk,
                                                                             market-capitalization (but   foreign investment risk,
                                                                             primarily large cap          interest rate risk,
                                                                             companies) located outside   liquidity risk, manager
                                                                             of the United States,        risk, market and company
                                                                             including emerging markets.  risk, market
                                                                             May also invest in           capitalization risk,
                                                                             government debt securities   market trends risk,
                                                                             of developed foreign         maturity risk,
                                                                             countries. May invest up to  mid-capitalization
                                                                             35% in securities of U.S.    company risk, securities
                                                                             issuers including            lending risk and
                                                                             investment-grade government  small-capitalization
                                                                             and corporate debt           company risk.
                                                                             securities.

INVESTMENT ADVISER:       ING Janus Contrarian   Capital appreciation.       Invests at least 80% of net  Debt securities risk,
Directed Services, Inc.   Portfolio                                          assets in equity securities  derivatives risk,
                                                                             with the potential for       diversification risk,
SUB-ADVISER:                                                                 long-term growth of          equity securities risk,
Janus Capital                                                                capital. The Portfolio is    foreign investment risk,
Management LLC                                                               non-diversified. May also    high-yield, lower-grade
                                                                             invest in foreign equity     debt securities risk,
                                                                             and debt securities, up to   interest rate risk,
                                                                             20% in high yield debt       liquidity risk, manager
                                                                             securities (junk bonds);     risk, market and company
                                                                             derivatives; securities      risk, market
                                                                             purchased on a when-issued,  capitalization risk,
                                                                             delayed delivery or forward  maturity risk,
                                                                             commitment basis; illiquid   mid-capitalization
                                                                             securities (up to 15%) and   company risk, sector
                                                                             may invest more than 25% of  risk,
                                                                             its total assets in          small-capitalization
                                                                             securities of companies in   company risk, and
                                                                             one or more market sectors.  special situations risk.

INVESTMENT ADVISER:       ING JPMorgan Emerging  Capital appreciation.       Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Markets Equity                                     assets in securities of      risk, debt securities
                          Portfolio                                          issuers located in at least  risk, derivatives risk,
SUB-ADVISER:                                                                 three countries with         emerging markets risk,
J.P. Morgan Investment                                                       emerging securities          equity securities risk,
Management Inc.                                                              markets. Equity securities   foreign investment risk,
                                                                             in which the Portfolio may   high-yield, lower-grade
                                                                             invest includes common and   debt securities risk,
                                                                             preferred stocks,            liquidity risk, manager
                                                                             convertible securities,      risk, market and company
                                                                             depositary receipts, rights  risk, mortgage risk,
                                                                             and warrants to buy common   other investment
                                                                             stocks and privately placed  companies risk,
                                                                             securities and other         portfolio turnover risk,
                                                                             investment companies. May    security lending risk,
                                                                             invest in derivatives,       and small-capitalization
                                                                             high-quality, short-term     company risk.
                                                                             money market instruments
                                                                             and repurchase agreements.
                                                                             May invest in debt
                                                                             securities, including high
                                                                             yield securities (junk
                                                                             bonds) and mortgage-related
                                                                             securities. May enter into
                                                                             dollar rolls.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan           Long-term growth of         Invests at least 65% of      Credit risk, currency
ING Life Insurance and    International          capital.                    assets in equity securities  risk, emerging markets
Annuity Company           Portfolio                                          of foreign companies with    risk, foreign investment
                                                                             high growth potential        risk, geographic focus
SUB-ADVISER:                                                                 (including those located in  risk, high-yield, lower
J.P. Morgan Asset                                                            countries with emerging      grade debt securities
Management (London)                                                          market economies). May       risk, interest rate
Limited                                                                      invest in debt securities    risk, and market and
                                                                             issued by foreign and U.S.   company risk.
                                                                             companies including
                                                                             non-investment grade debt
                                                                             securities.

INVESTMENT ADVISER:       ING JPMorgan Mid Cap   Growth from capital         Invests at least 80% of      Convertible securities
ING Life Insurance and    Value Portfolio        appreciation.               assets in common stocks of   risk depositary receipt
Annuity Company                                                              companies with market        risk, derivatives risk,
                                                                             capitalizations of $1        diversification risk,
SUB-ADVISER:                                                                 billion to $20 billion.      foreign investment risk,
J.P. Morgan Investment                                                       Normally invests in          interest rate risk,
Management, Inc.                                                             securities that are traded   market and company risk,
                                                                             on registered exchanges or   mid-capitalization
                                                                             the over-the-counter market  company risk,
                                                                             in the United States. May    over-the-counter ("OTC")
                                                                             invest in other equity       investment risk,
                                                                             securities, including        portfolio turnover risk
                                                                             depositary receipts;         and small-capitalization
                                                                             convertible and foreign      company risk.
                                                                             securities (which may take
                                                                             the form of depositary
                                                                             receipts); and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small     Capital growth over the     Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Cap Equity Portfolio   long term.                  total assets in equity       risk, derivatives risk,
                                                                             securities of small-cap      equity securities risk,
SUB-ADVISER:                                                                 companies (defined as those  foreign investment risk,
J.P. Morgan Investment                                                       with market capitalization   growth investing risk,
Management Inc.                                                              equal to those within a      manager risk, market and
                                                                             universe of Russell 2000(R)  company risk, market
                                                                             Index stocks). May also      capitalization risk,
                                                                             invest up to 20% of its      mid-capitalization
                                                                             total assets in: foreign     company risk,
                                                                             securities, including        mortgage-related
                                                                             depositary receipts,         securities risk, REIT
                                                                             convertible securities,      risk,
                                                                             high-quality money market    small-capitalization
                                                                             instruments and repurchase   company risk, and value
                                                                             agreements; and may invest   investing risk.
                                                                             in real estate investment
                                                                             trusts and derivatives.

INVESTMENT ADVISER:       ING JPMorgan Value     Long-term capital           Invests at least 80% of it   Convertible securities
Directed Services, Inc.   Opportunities          appreciation.               assets in equity securities  risk, derivatives risk,
                          Portfolio                                          of mid- and                  equity securities risk,
SUB-ADVISER:                                                                 large-capitalization         interest rate risk,
J.P. Morgan Investment                                                       companies                    investment style risk,
Management Inc."                                                             (mid-capitalization          manager risk, market and
                                                                             companies are those with     company risk, market
                                                                             market capitalizations       capitalization risk,
                                                                             between $2 billion and $5    mid-capitalization
                                                                             billion and                  company risk,
                                                                             large-capitalization         mortgage-related
                                                                             companies are those with     securities risk, other
                                                                             market capitalization over   investment companies
                                                                             $5 billion). Equity          risk, and price
                                                                             securities in which the      volatility risk.
                                                                             Portfolio may invest
                                                                             include common stocks,
                                                                             preferred stocks,
                                                                             convertible securities,
                                                                             depositary receipts and
                                                                             warrants to buy common
                                                                             stocks. May invest in
                                                                             shares of investment
                                                                             companies, including shares
                                                                             of affiliated money market
                                                                             funds. May invest in
                                                                             derivatives,
                                                                             mortgage-related securities
                                                                             issued by government
                                                                             entities and private
                                                                             issuers, and high-quality
                                                                             money market instruments
                                                                             and repurchase agreements.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Julius Baer        Long-term growth of         Invests at least 80% of      Convertible securities
Directed Services, Inc.   Foreign Portfolio      capital.                    assets in equity securities  risk, debt securities
                                                                             tied economically to         risk, derivatives risk,
SUB-ADVISER:                                                                 countries outside the        emerging markets risk,
Julius Baer Investment                                                       United States, including     equity securities risk,
Management LLC                                                               common and preferred         foreign investment risk,
                                                                             stocks, American, European   high-yield, lower-grade
                                                                             and Global depositary        debt securities risk,
                                                                             receipts, convertible        liquidity risk, market
                                                                             securities, rights,          and company risk, market
                                                                             warrants and other           capitalization risk,
                                                                             investment companies,        mid-capitalization
                                                                             including exchange-traded    company risk, other
                                                                             funds. Normally has a bias   investment companies
                                                                             towards larger companies     risk, portfolio turnover
                                                                             (e.g., with market           risk, price volatility
                                                                             capitalizations of $10       risk, securities lending
                                                                             billion or greater), but     risk and small company
                                                                             may also invest in small-    risk.
                                                                             and mid-sized companies.
                                                                             May invest up to 25% of
                                                                             assets in issuers in
                                                                             emerging markets and may
                                                                             invest in debt securities
                                                                             (up to 10% in
                                                                             non-investment grade
                                                                             bonds). May invest in
                                                                             derivatives and may lend
                                                                             its portfolio securities.
                                                                             Will invest at least 65% in
                                                                             no fewer than three
                                                                             different companies located
                                                                             outside the U.S.

INVESTMENT ADVISER:       ING Legg Mason Value   Long-term growth of         Invests primarily in equity  Call risk, convertible
Directed Services, Inc.   Portfolio              capital.                    securities, including        securities risk, credit
                                                                             foreign securities.          risk, currency risk,
SUB-ADVISER:                                                                 Generally invests in         debt securities risk,
Legg Mason Capital                                                           companies with market        diversification risk,
Management, Inc.                                                             capitalization greater than  equity securities risk,
                                                                             $5 billion, but may invest   foreign investment risk,
                                                                             in companies of any size.    growth investing risk,
                                                                             May also invest in           high-yield, lower-grade
                                                                             convertible and debt         debt securities risk,
                                                                             securities. May invest up    interest rate risk,
                                                                             to 25% of assets in          investment models risk,
                                                                             long-term debt securities,   manager risk, market and
                                                                             and up to 10% of in high     company risk, market
                                                                             yield debt securities        trends risk,
                                                                             ("junk bonds"). The          mid-capitalization
                                                                             Portfolio is                 company risk,
                                                                             non-diversified.             over-the-counter ("OTC")
                                                                                                          investment risk,
                                                                                                          small-capitalization
                                                                                                          company risk and value
                                                                                                          investing risk.

INVESTMENT ADVISER:       ING Liquid Assets      High level of current       Strives to maintain a        Credit risk, income
Directed Services, Inc.   Portfolio              income consistent with the  stable $1 per share net      risk, interest rate
                                                 preservation of capital     asset value. At least 95%    risk, manager risk,
SUB-ADVISER:                                     and liquidity.              of the Portfolio's           securities lending risk
ING Investment                                                               investments must be rated    and U.S. government
Management Co.                                                               in the highest short-term    securities risk.
                                                                             ratings category. May
                                                                             invest in U.S. Treasury and
                                                                             U.S. government agency
                                                                             securities; fully
                                                                             collateralized repurchase
                                                                             agreements; bank
                                                                             obligations, including
                                                                             certificates of deposit,
                                                                             time deposits, and bankers'
                                                                             acceptances; commercial
                                                                             paper; asset-backed
                                                                             securities; variable or
                                                                             floating rate securities,
                                                                             including variable rate
                                                                             demand obligations; debt
                                                                             securities with special
                                                                             features such as puts, or
                                                                             maturity extension
                                                                             arrangements; short-term
                                                                             corporate debt securities
                                                                             other than commercial
                                                                             paper; U.S.
                                                                             dollar-denominated foreign
                                                                             securities; shares of other
                                                                             investment companies (not
                                                                             to exceed 10%);
                                                                             credit-linked notes;
                                                                             reverse repurchase
                                                                             agreements, structured
                                                                             securities; and Guaranteed
                                                                             Investment Contracts.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Lord Abbett        Long-term growth of         Invests primarily in equity  Convertible securities
Directed Services, Inc.   Afiliated Portfolio    capital. Current income is  securities of large,         risk, debt securities
                                                 a secondary objective.      seasoned, U.S. and           risk, derivatives risk,
SUB-ADVISER:                                                                 multinational companies      equity securities risk,
Lord, Abbett & Co., LLC                                                      (those companies in the      market capitalization
                                                                             Russell 1000(R) Value        risk, foreign investment
                                                                             Index). May invest up to     risk, manager risk,
                                                                             10% of its assets in         market and company risk,
                                                                             foreign securities and also  and value investing
                                                                             may invest in American       risk.
                                                                             Depositary Receipts and
                                                                             similar depositary
                                                                             receipts, which are not
                                                                             subject to the 10% limit on
                                                                             investment. The Portfolio
                                                                             may invest in convertible
                                                                             bonds and convertible
                                                                             preferred stock, and in
                                                                             derivatives and similar
                                                                             instruments.

INVESTMENT ADVISER:       ING Marsico Growth     Capital appreciation.       Invests primarily in equity  Derivatives risk,
Directed Services, Inc.   Portfolio                                          securities of companies      emerging markets risk,
                                                                             selected for their growth    equity securities risk,
SUB-ADVISER:                                                                 potential. Will normally     foreign investment risk,
Marsico Capital                                                              hold a core position of      growth investing risk,
Management, LLC                                                              between 35 and 50 common     manager risk, market and
                                                                             stocks primarily             company risk, market
                                                                             emphasizing larger           capitalization risk,
                                                                             companies. (those with       market trends risk,
                                                                             market capitalizations of    over-the-counter ("OTC")
                                                                             $4 billion or more.). May    investment risk,
                                                                             also invest in foreign       portfolio turnover risk,
                                                                             securities (including        price volatility risk
                                                                             emerging markets); and       and sector risk.
                                                                             forward foreign currency
                                                                             contracts, futures and
                                                                             options. Substantial cash
                                                                             holdings in the absence of
                                                                             attractive investment
                                                                             opportunities; and, from
                                                                             time to time, investment of
                                                                             more than 25% assets in
                                                                             securities of companies in
                                                                             one or more market sectors.
                                                                             Generally will not invest
                                                                             more than 25% of assets in
                                                                             a particular industry
                                                                             within a sector.

INVESTMENT ADVISER:       ING Marsico            Seeks long-term growth of   Invests at least 65% of its  Currency risk,
Directed Services, Inc.   International          capital.                    total assets in common       derivatives risk,
                          Opportunities                                      stocks of foreign            emerging markets risk,
SUB-ADVISER:              Portfolio                                          companies. May invest in     equity securities risk,
Marsico Capital                                                              companies of any size        foreign investment risk,
Management, LLC                                                              throughout the world.        growth investing risk,
                                                                             Invests in issuers from a    investment models risk,
                                                                             number of different          liquidity risk, manager
                                                                             countries not including the  risk, market and company
                                                                             United States and generally  risk, market
                                                                             maintains a core position    capitalization risk,
                                                                             of between 35 and 50 common  market trends risk,
                                                                             stocks. May use options,     over-the-counter ("OTC")
                                                                             futures and foreign          investment risk,
                                                                             currency contracts. May      portfolio turnover risk,
                                                                             invest in emerging markets.  price volatility risk,
                                                                             Up to 10% in fixed-income    and sector risk.
                                                                             securities. May invest up
                                                                             to 5% in high-yield bonds
                                                                             and mortgage and
                                                                             asset-backed securities.
                                                                             May invest up to 15% in
                                                                             illiquid securities. May
                                                                             invest more than 25% of its
                                                                             total assets in securities
                                                                             of companies in a single
                                                                             market sector, though it
                                                                             generally will not invest
                                                                             more than 25% of its total
                                                                             assets in a particular
                                                                             industry within a sector.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap  Long-term growth of         Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Growth Portfolio       capital.                    assets in equity securities  risk, debt securities
                                                                             of large capitalization      risk, derivatives risk,
SUB-ADVISER:                                                                 companies, selected from     equity securities risk,
Mercury Advisors                                                             among those which, at the    foreign investment risk,
                                                                             time of investment, are      growth investing risk,
                                                                             included in the Russell      interest rate risk,
                                                                             1000(R) Growth Index. Up to  investment models risk,
                                                                             10% in foreign companies     manager risk, market and
                                                                             including American and       company risk, market
                                                                             European depositary          capitalization risk,
                                                                             receipts. May invest in      maturity risk, portfolio
                                                                             derivatives, short-term      turnover risk,
                                                                             debt securities,             securities lending risk,
                                                                             non-convertible preferred    and U.S. government
                                                                             stocks and bonds, or         securities risk.
                                                                             government and money market
                                                                             securities.

INVESTMENT ADVISER:       ING Mercury Large Cap  Long-term growth of         Invests at least 80% of its  Borrowing and leverage
Directed Services, Inc.   Value Portfolio        capital.                    assets in a diversified      risk, convertible
                                                                             portfolio of equity          securities risk, debt
SUB-ADVISER:                                                                 securities of                securities risk,
Mercury Advisors                                                             large-capitalization         derivatives risk, equity
                                                                             companies (those within the  securities risk, foreign
                                                                             market-cap range of          investment risk,
                                                                             companies included in the    investment models risk,
                                                                             Russell 1000(R) Value        liquidity risk, manager
                                                                             Index). May invest up to     risk, market and company
                                                                             10% of its total assets in   risk, market
                                                                             securities issued by         capitalization risk,
                                                                             foreign issuers, including   over-the-counter ("OTC")
                                                                             American Depositary          investment risk,
                                                                             Receipts. Will generally     restricted and illiquid
                                                                             limit its foreign            securities risk,
                                                                             securities investments to    securities lending risk,
                                                                             ADRs of issuers in           sovereign debt risk,
                                                                             developed countries. May     undervalued securities
                                                                             also invest in investment    risk, U.S. government
                                                                             grade convertible            securities risk and
                                                                             securities, preferred        value investing risk.
                                                                             stock, illiquid securities,
                                                                             U.S. government debt
                                                                             securities of any maturity,
                                                                             and derivatives for hedging
                                                                             purposes. May purchase or
                                                                             sell securities on a when
                                                                             issued basis. May also
                                                                             purchase or sell securities
                                                                             on a delayed delivery basis
                                                                             or through a forward
                                                                             commitment. May lend up to
                                                                             33 1/3% of its total assets
                                                                             and invest un-invested cash
                                                                             in money market funds.

INVESTMENT ADVISER:       ING MFS Capital        Capital appreciation.       Invests at least 65% of      Convertible securities
ING Life Insurance and    Opportunities                                      assets in common stocks and  risk, credit risk,
Annuity Company           Portfolio                                          related securities, such as  currency risk,
                                                                             preferred stocks,            depositary receipt risk,
SUB-ADVISER:                                                                 convertible securities and   emerging markets risk,
Massachusetts Financial                                                      depositary receipts. May     foreign investment risk,
Services Company                                                             invest in foreign            market and company risk,
                                                                             securities, including        portfolio turnover risk
                                                                             emerging market securities.  and over-the-counter
                                                                             Investments may include      ("OTC") investment risk.
                                                                             securities listed on a
                                                                             securities exchange or
                                                                             traded in the over the
                                                                             counter markets.

INVESTMENT ADVISER:       ING MFS Mid Cap        Long-term growth of         Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Growth Portfolio       capital.                    assets in common stocks and  risk, debt securities
                                                                             related securities (such as  risk, derivatives risk,
SUB-ADVISER:                                                                 preferred stocks,            emerging markets risk,
Massachusetts Financial                                                      convertible securities and   foreign investment risk,
Services Company                                                             depositary receipts) of      growth investing risk,
                                                                             mid-cap companies (defined   high-yield, lower-grade
                                                                             as those companies with      debt securities risk,
                                                                             market capitalization of     manager risk, market and
                                                                             $250 million or more but     company risk, market
                                                                             not exceeding the top range  capitalization risk,
                                                                             of the Russell Midcap(R)     mid-capitalization
                                                                             Growth Index). May also      company risk,
                                                                             invest up to 20% of assets   over-the-counter ("OTC")
                                                                             in foreign securities        investment risk,
                                                                             (including ADRs and          portfolio turnover risk
                                                                             emerging markets) and up to  and short sales risk.
                                                                             10% of assets in high-yield
                                                                             bonds ("junk bonds"). The
                                                                             Portfolio may also engage
                                                                             in short sales and invest
                                                                             in derivatives.
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--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
ADVISER:                  ING MFS Total Return   Above-average income        Invests in a combination of  Allocation risk, call
Directed Services, Inc.   Portfolio              (compared to a portfolio    equity and fixed-income      risk, convertible
                                                 entirely invested in        securities. At least 40%     securities risk, credit
SUB-ADVISER:                                     equity securities)          but not more than 75% in     risk, derivatives risk,
Massachusetts Financial                          consistent with the         equity securities such as    emerging markets risk,
Services Company                                 prudent employment of       preferred stock, bonds,      foreign investment risk,
                                                 capital. A secondary        warrants or rights           high-yield bond risk,
                                                 objective is the            convertible into stock and   income risk, interest
                                                 reasonable opportunity for  depositary receipts. At      rate risk, liquidity
                                                 growth of capital and       least 25% but not more than  risk, manager risk,
                                                 income.                     60% in non-convertible       market and company risk,
                                                                             fixed-income securities.     maturity risk, mortgage
                                                                             Focuses on large market      risk, portfolio turnover
                                                                             capitalizations ($5 billion  risk, sector risk, U.S.
                                                                             or over). Invests in U.S.    government securities
                                                                             government securities,       risk and value investing
                                                                             mortgage- and asset-backed   risk.
                                                                             securities and corporate
                                                                             bonds. May invest up to 20%
                                                                             in foreign securities, up
                                                                             to 20% in lower rated
                                                                             non-convertible
                                                                             fixed-income securities and
                                                                             comparable unrated
                                                                             securities. May invest
                                                                             without limit in zero
                                                                             coupon bonds, loan
                                                                             participations, mortgage
                                                                             pass-through securities and
                                                                             ADRs. May also invest in
                                                                             derivatives.

INVESTMENT ADVISER:       ING OpCap Balanced     Capital growth, and         Invests at least 25% of its  Convertible securities
ING Life Insurance and    Value Portfolio        secondarily, investment     total assets in equity       risk, credit risk, debt
Annuity Company                                  income.                     securities, including        securities risk,
                                                                             common stocks and preferred  industry concentration
SUB-ADVISER:                                                                 stocks (typically between    risk, interest rate
OpCap Advisors LLC                                                           50% to 75% of its total      risk, market and company
                                                                             assets invested in           risk, portfolio turnover
                                                                             equities), and at least 25%  risk and U.S. government
                                                                             of total assets in           securities risk.
                                                                             fixed-income senior
                                                                             securities, including
                                                                             bonds, debentures, notes,
                                                                             participation interests in
                                                                             loans, convertibles, and
                                                                             U.S. government securities.

INVESTMENT ADVISER:       ING Oppenheimer        Capital appreciation.       Invests mainly in companies  Allocation risk,
ING Life Insurance and    Global Portfolio                                   in the U.S. and foreign      currency risk, emerging
Annuity Company                                                              countries. Currently         growth risk, emerging
                                                                             emphasizes investments in    markets risk, foreign
SUB-ADVISER:                                                                 developed market but may     investment risk,
OppenheimerFunds, Inc.                                                       also invest in emerging      geographic focus risk,
                                                                             markets. The Portfolio does  growth stock risk,
                                                                             not limit its investments    industry concentration
                                                                             in a particular              risk, market and company
                                                                             capitalization range, but    risk, mid-capitalization
                                                                             currently focuses its        company risk, portfolio
                                                                             investments in mid- and      turnover risk and
                                                                             large-cap companies. The     small-capitalization
                                                                             Portfolio will invest in a   company risk.
                                                                             number of different
                                                                             countries (one of which may
                                                                             be the United States).

INVESTMENT ADVISER:       ING Oppenheimer Main   Long-term growth of         Invests mainly in common     Investment models risk,
Directed Services, Inc.   Street Portfolio(R)    capital and future income.  stocks of U.S. companies of  manager risk, market and
                                                                             different capitalization     company risk, market
SUB-ADVISER:                                                                 ranges, presently focusing   capitalization risk,
OppenheimerFunds, Inc.                                                       on large-capitalization      mid-capitalization
                                                                             issuers. It also can invest  company risk, portfolio
                                                                             debt securities, such as     turnover risk and
                                                                             bonds and debentures, but    small-capitalization
                                                                             does not currently           company risk.
                                                                             emphasize these
                                                                             investments.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Oppenheimer        High level of current       Invests in debt securities   Call risk, credit risk,
ING Life Insurance and    Strategic Income       income principally derived  of issuers in three market   credit credit
Annuity Company           Portfolio              from interest on debt       sectors: foreign             derivatives risk,
                                                 securities.                 governments and companies;   derivatives risk,
SUB-ADVISER:                                                                 U.S. government securities;  derivatives risk,
OppenheimerFunds, Inc.                                                       and lower-grade high-yield   emerging markets risk,
                                                                             securities of U.S. and       foreign investment risk,
                                                                             foreign companies. May       high-yield, lower-grade
                                                                             invest up to 100% of assets  debt securities risk,
                                                                             in any one sector at any     interest rate risk,
                                                                             time. The Portfolio can      manager risk,
                                                                             invest in securities having  mortgage-related
                                                                             short-, medium-, or          securities risk,
                                                                             long-term maturities and     portfolio turnover risk,
                                                                             may invest without limit in  sector risk, U.S.
                                                                             lower-grade, high-yield      government securities
                                                                             debt obligations, also       risk, and zero coupon
                                                                             called "junk bonds."         risk.
                                                                             Foreign investments can
                                                                             include debt securities of
                                                                             issuers in developed
                                                                             markets as well as emerging
                                                                             markets. Can use hedging
                                                                             instruments and certain
                                                                             derivatives.

INVESTMENT ADVISER:       ING PIMCO Core Bond    Maximum total return,       Invests at least 80% of      Credit risk, currency
Directed Services, Inc.   Portfolio              consistent with             assets in debt securities    risk, debt securities
                                                 preservation of capital     of varying maturities, with  risk, derivatives risk,
SUB-ADVISER:                                     and prudent investment      a portfolio duration that    emerging markets risk,
Pacific Investment                               management.                 normally varies within a     foreign investment risk,
Management Company LLC                                                       three to six year time       high-yield, lower-grade
                                                                             frame, including up to 10%   debt securities risk,
                                                                             in high-yield debt           interest rate risk,
                                                                             securities ("junk bonds");   leveraging risk,
                                                                             U.S. government securities;  liquidity risk, manager
                                                                             corporate debt securities    risk, market and company
                                                                             of U.S. and non-U.S.         risk, mortgage-related
                                                                             issuers inflation-indexed    securities risk,
                                                                             bonds; structured notes;     portfolio turnover risk,
                                                                             event linked bonds and loan  securities lending risk
                                                                             participations, delalyed     and U.S. government
                                                                             funding loans (see the       securities risk.
                                                                             prospectus for the rest)
                                                                             and derivatives. The
                                                                             Portfolio may invest up to
                                                                             10% of its total assets in
                                                                             securities of issuers based
                                                                             in countries with
                                                                             developing (or "emerging
                                                                             markets") economies. May
                                                                             engage in derivatives
                                                                             transactions.

INVESTMENT ADVISER:       ING PIMCO High Yield   Maximum total return,       Invests at least 80% of      Credit risk, currency
Directed Services, Inc.   Portfolio              consistent with             assets in a diversified      risk, debt securities
                                                 preservation of capital     portfolio of high yield      risk, derivatives risk,
SUB-ADVISER:                                     and prudent investment      securities ("junk bonds")    emerging markets risk,
Pacific Investment                               management.                 rated below investment       foreign investment risk,
Management Company LLC                                                       grade but rated at least     high-yield, lower-grade
                                                                             CCC/Caa by Moody's           debt securities risk,
                                                                             Investors Service, Inc.,     interest rate risk,
                                                                             Standard and Poor's Rating   leveraging risk,
                                                                             Service, or Fitch, or if     liquidity risk, manager
                                                                             unrated, determined to be    risk, market and company
                                                                             of comparable quality,       risk, mortgage-related
                                                                             subject to a maximum of 5%   securities risk,
                                                                             of total assets in CCC/Caa   securities lending risk
                                                                             securities. The remainder    and U.S. government
                                                                             of assets may be invested    securities risk.
                                                                             in investment grade
                                                                             fixed-income investments.
                                                                             May also invest up to 20%
                                                                             in non-US
                                                                             dollar-denominated
                                                                             securities and without
                                                                             limit in U.S.
                                                                             dollar-denominated foreign
                                                                             securities (up to 10% in
                                                                             emerging markets). The
                                                                             average portfolio duration
                                                                             is two- to six-years. May
                                                                             invest in derivatives.
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
  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer Fund       Reasonable income and       Invests in a broad list      Convertible securities
Directed Services, Inc.   Portfolio              capital growth.             carefully selected           risk, derivatives risk,
                                                                             securities believed to be    equity securities risk,
SUB-ADVISER:                                                                 reasonably priced rather     manager risk, market and
Pioneer Investment                                                           than in securities whose     company risk and value
Management, Inc.                                                             price reflects a premium     investing risk.
                                                                             resulting from their
                                                                             current market popularity.
                                                                             Invests the major portion
                                                                             of its assets in equity
                                                                             securities, primarily of
                                                                             U.S. issuers. Equity
                                                                             securities include common
                                                                             stocks, convertible debt
                                                                             and other equity
                                                                             instruments such as
                                                                             depositary receipts,
                                                                             warrants, rights and
                                                                             preferred stock.

INVESTMENT ADVISER:       ING Pioneer Mid Cap    Capital appreciation.       Invests at least 80% of      Convertible securities
Directed Services, Inc.   Value Portfolio                                    assets in equity securities  risk, debt securities
                                                                             of mid-size companies        risk, derivatives risk,
SUB-ADVISER:                                                                 (companies with market       manager risk, market and
Pioneer Investment                                                           values within the range of   company risk, market
Management, Inc.                                                             companies in the Russell     capitalization risk,
                                                                             Midcap Value(R) Index).      mid-capitalization
                                                                             Focuses on companies with    company risk, and value
                                                                             capitalizations within the   investing risk.
                                                                             $1 billion to $10 billion
                                                                             range. Equity securities in
                                                                             which the Portfolio
                                                                             principally invests include
                                                                             common stocks, preferred
                                                                             stocks, depositary
                                                                             receipts, and convertible
                                                                             debt but may invest in
                                                                             other equity securities to
                                                                             a lesser extent.

INVESTMENT ADVISER:       ING Salomon Brothers   Long-term growth of         Invests at least 80% of      Convertible securities
ING Life Insurance and    Aggressive Growth      capital.                    assets in common stocks and  risk, currency risk,
Annuity Company           Portfolio                                          related securities, such as  depositary receipt risk,
                                                                             preferred stock,             emerging growth risk,
SUB-ADVISER:                                                                 convertible securities and   emerging markets risk,
Salomon Brothers Asset                                                       depositary receipts, of      foreign investment risk,
Management Inc.                                                              emerging growth companies.   issuer concentration
                                                                             Invests in securities of     risk, market and company
                                                                             large well known companies   risk, mid-capitalization
                                                                             but may also invest in       company risk,
                                                                             small- to medium-sized       over-the-counter ("OTC")
                                                                             companies. Investments may   investment risk,
                                                                             include securities listed    portfolio turnover risk
                                                                             on a securities exchange or  and small-capitalization
                                                                             traded in the over the       company risk.
                                                                             counter markets. May invest
                                                                             in foreign securities;
                                                                             (including emerging market
                                                                             securities) and may have
                                                                             exposure to foreign
                                                                             currencies.

INVESTMENT ADVISER:       ING Salomon Brothers   Capital appreciation        Invests primarily in common  Convertible securities
Directed Services, Inc.   All Cap Portfolio      through investment in       stocks and common stock      risk, debt securities,
                                                 securities believed to      equivalents, such as         derivatives risk,
SUB-ADVISER:                                     have above-average capital  preferred stocks and         diversification risk,
Salomon Brothers Asset                           appreciation potential.     convertibles, typically of   emerging markets risk,
Management Inc                                                               large, well-known            foreign investment risk,
                                                                             companies, but may also      manager risk, market and
                                                                             invest a significant         company risk, market
                                                                             portion of its assets in     capitalization risk,
                                                                             securities of small to       mid-capitalization
                                                                             medium-sized companies. May  company risk, portfolio
                                                                             invest in non-dividend       turnover risk,
                                                                             paying common stocks and     restricted and illiquid
                                                                             foreign securities           securities risk,
                                                                             including emerging market    securities lending risk,
                                                                             issuers. May invest in cash  small-capitalization
                                                                             equivalents, debt            company risk, and value
                                                                             securities; illiquid         investing risk.
                                                                             securities and derivatives.
                                                                             May borrow up to 15% of its
                                                                             assets. The Portfolio is
                                                                             non-diversified.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Templeton Global   Capital appreciation.       Under normal market          Convertible securities
Directed Services, Inc.   Growth Portfolio       Current income is only an   conditions, the Portfolio    risk, credit risk, debt
                                                 incidental consideration.   invests mainly in equity     securities risks,
PORTFOLIO MANAGER:                                                           securities of companies      derivatives risk,
Templeton Global                                                             located anywhere in the      emerging markets risk,
Advisors Limited                                                             world, including emerging    foreign investment risk,
                                                                             markets. The Portfolio also  interest rate risk,
                                                                             invests in depository        manager risk, securities
                                                                             receipts. The Portfolio may  lending risk, and value
                                                                             invest up to 25% of its      investing risk.
                                                                             total assets in debt
                                                                             securities of companies and
                                                                             governments located
                                                                             anywhere in the world. The
                                                                             Portfolio may also lend
                                                                             portfolio securities on a
                                                                             short-term or long-term
                                                                             basis, up to 33 1/3 of its
                                                                             total assets.

INVESTMENT ADVISER:       ING T. Rowe Price      Over the long-term, a high  Invests amongst three asset  Allocation risk,
Directed Services, Inc.   Capital Appreciation   total investment return,    classes: equity securities,  convertible securities
                          Portfolio              consistent with the         debt securities (including   risk, credit risk, debt
SUB-ADVISER:                                     preservation of capital     up to 15% in high yield of   securities risk,
T. Rowe Price                                    and with prudent            "junk bonds"), and money     derivatives risk, equity
Associates, Inc.                                 investment risk.            market instruments. Invests  securities risk, foreign
                                                                             primarily in common stocks   investment risk,
                                                                             of established companies     high-yield, lower-grade
                                                                             believed to have potential   debt securities risk,
                                                                             for growth. Debt securities  income risk, interest
                                                                             and convertible bonds may    rate risk, manager risk,
                                                                             often constitue a            market and company risk,
                                                                             significant portion of the   market capitalization
                                                                             Portfolio's investment       risk, maturity risk,
                                                                             portfolio. Up to 25% of the  securities lending risk,
                                                                             Portfolio's net assets may   special situations risk,
                                                                             be invested in foreign       and value investing
                                                                             equity securities. The       risk.
                                                                             remaining assets may be
                                                                             invested in other
                                                                             securities, including
                                                                             convertibles, warrants,
                                                                             preferred stock, corporate
                                                                             and government debt,
                                                                             futures and options. May
                                                                             purchase debt securities of
                                                                             any maturity and credit
                                                                             quality.

INVESTMENT ADVISER:       ING T. Rowe Price      Long-term capital           Invests at least 80% of      Derivatives risk,
ING Life Insurance and    Diversified Mid Cap    appreciation.               assets in equity securities  foreign investment risk,
Annuity Company           Growth Portfolio                                   of companies having a        growth stock risk,
                                                                             market capitalization        market and company risk,
SUB-ADVISER:                                                                 within the range of          mid-capitalization
T. Rowe Price Associates                                                     companies in the Russell     company risk, portfolio
Inc.                                                                         MidCap(R) Growth Index or    turnover risk and
                                                                             the S&P Mid Cap 400 Index.   over-the-counter ("OTC")
                                                                             Focuses on midsize           investment risk.
                                                                             companies whose earnings
                                                                             are expected to grow at a
                                                                             rate faster than the
                                                                             average company. Other
                                                                             securities in which the
                                                                             Portfolio may invest
                                                                             include foreign stocks and
                                                                             futures, and options.

INVESTMENT ADVISER:       ING T. Rowe Price      Substantial dividend        Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Equity Income          income as well as           assets in common stocks,     risk, debt securities
                          Portfolio              long-term growth of         with 65% in the common       risk, derivatives risk,
SUB-ADVISER:                                     capital.                    stocks of well-established   foreign investment risk,
T. Rowe Price                                                                companies paying             high-yield, lower-grade
Associates, Inc.                                                             above-average dividends.     debt securities risk,
                                                                             May invest in convertible    manager risk, market and
                                                                             securities, warrants,        company risk, and value
                                                                             preferred stocks, foreign    investing risk.
                                                                             securities, debt securities
                                                                             (including high yield debt
                                                                             securities) and futures and
                                                                             options.

INVESTMENT ADVISER:       ING T. Rowe Price      Long-term capital growth,   Invests at least 80% of      Currency risk,
ING Life Insurance and    Growth Equity          and secondarily,            assets in common stocks.     depositary receipt risk,
Annuity Company           Portfolio              increasing dividend         Concentrates in growth       derivatives risk,
                                                 income.                     companies. The Portfolio     emerging markets risk,
SUB-ADVISER:                                                                 may have exposure to         foreign investment risk,
T. Rowe Price                                                                foreign currencies and       growth investing risk,
Associates, Inc.                                                             investment may include       market and company risk
                                                                             foreign securities,          and portfolio turnover
                                                                             hybrids, depositary receipt  risk.
                                                                             securities and derivatives.
                                                                             Investments in foreign
                                                                             securities are limited to
                                                                             30%.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Large     Long-term growth of         Invests at least 80% of net  Derivatives risk, market
ING Life Insurance and    Cap Equity Portfolio   capital and future income.  assets in U.S. large         and company risk,
Annuity Company                                                              capitalization equity        mid-capitalization
                                                                             securities (defined as       company risk,
SUB-ADVISER:                                                                 those with a market          over-the-counter ("OTC")
UBS Global Asset                                                             capitalization range equal   investment risk,
Management (Americas) Inc.                                                   to that of the Russell       portfolio turnover risk,
                                                                             1000(R) Index). Investments  small-capitalization
                                                                             may include dividend-paying  company risk, and stock
                                                                             securities, common stock     risk.
                                                                             and preferred stock. In
                                                                             general, the Portfolio
                                                                             emphasizes large
                                                                             capitalization stocks, but
                                                                             also may hold small and
                                                                             intermediate cap stocks.
                                                                             The Portfolio may use
                                                                             options, futures, and other
                                                                             derivatives.

INVESTMENT ADVISER:       ING Van Kampen         Seeks capital growth and    Invests in equity            Convertible securities
ING Life Insurance and    Comstock Portfolio     income.                     securities of companies of   risk, currency risk,
Annuity Company                                                              any market-capitalization;   derivatives risk,
                                                                             up to 10% of assets in       foreign investment risk,
SUB-ADVISER:                                                                 high-quality short-term      interest rate risk,
Van Kampen (Morgan                                                           debt securities and          market and company risk,
Stanley Investment                                                           investment grade corporate   mid-capitalization
Management, Inc.)                                                            debt securities; up to 25%   company risk, portfolio
                                                                             of assets in foreign         turnover risk,
                                                                             securities; and              small-capitalization
                                                                             derivatives. Equity          company risk, and stock
                                                                             securities in which the      risk.
                                                                             Portfolio may invest
                                                                             includes common and
                                                                             preferred stocks and
                                                                             convertible securities.

INVESTMENT ADVISER:       ING Van Kampen Equity  Total return, consisting    Invests at least 80% of it   Allocation risk, call
ING Life Insurance and    and Income Portfolio   of long-term capital        net assets in equity and     risk, convertible
Annuity Company                                  appreciation and current    income securities. Invests   securities risk, credit
                                                 income.                     primarily in                 risk, derivatives risk,
SUB-ADVISER:                                                                 income-producing equity      foreign investment risk,
Van Kampen (Morgan                                                           instruments (including       interest rate risk,
Stanley Investment                                                           common stock, preferred      market and company risk,
Management, Inc.)                                                            stock and convertible        mid-capitalization
                                                                             securities) and investment   company risk, portfolio
                                                                             grade quality debt           turnover risk and
                                                                             securities. Invests at       small-capitalization
                                                                             least 65% in income          company risk.
                                                                             producing equity securities
                                                                             and up to 25% in foreign
                                                                             securities.

INVESTMENT ADVISER:       ING Van Kampen         Long-term capital           Invests at least 80% of      Equity securities risk,
Directed Services, Inc.   Equity Growth          appreciation.               assets of the Portfolio in   foreign investment risk,
                          Portfolio                                          equity securities primarily  growth investing risk,
SUB-ADVISER:                                                                 of growth-oriented U.S.      manager risk, market and
Van Kampen (Morgan                                                           companies and, to a limited  company risk, and
Stanley Investment                                                           extent, of foreign           portfolio turnover risk.
Management, Inc.)                                                            companies that are listed
                                                                             on U.S. exchanges or traded
                                                                             in U.S. markets.

INVESTMENT ADVISER:       ING Van Kampen Global  Long-term capital           Invests primarily in equity  Currency risk,
Directed Services, Inc.   Franchise Portfolio    appreciation.               securities of companies of   derivatives risk,
                                                                             any size located throughout  diversification risk,
SUB-ADVISER:                                                                 the world, based on a value  emerging markets risk,
Van Kampen (Morgan                                                           investing approach. Invests  equity securities risk,
Stanley Investment                                                           at least 65% in securities   foreign investment risk,
Management, Inc.)                                                            of issuers from a number of  manager risk, market and
                                                                             different countries, which   company risk, market
                                                                             may include the United       capitalization risk,
                                                                             States. May invest in        mid-capitalization
                                                                             securities of issuers in     company risk,
                                                                             emerging markets and         small-capitalization
                                                                             derivatives. The Portfolio   company risk, and value
                                                                             is non-diversified.          investing risk.

INVESTMENT ADVISER:       ING Van Kampen Growth  Long-term growth of         Invests primarily in         Convertible securities
Directed Services, Inc.   and Income Portfolio   capital and income          income-producing equity      risk, debt securities
                                                                             securities of issuers of     risk, derivatives risk,
SUB-ADVISER:                                                                 any size, but with a focus   equity securities risk,
Van Kampen                                                                   on larger-capitalization     foreign investment risk,
                                                                             companies, including common  growth investing risk,
                                                                             stocks and convertibles;     manager risk, market and
                                                                             although investments are     company risk, market
                                                                             also made in                 capitalization risk,
                                                                             non-convertible preferred    mid-capitalization
                                                                             stocks and investment grade  company risk, and
                                                                             debt securities, foreign     small-capitalization
                                                                             securities (up to 25%), and  company risk.
                                                                             derivatives.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Real    Capital appreciation.       Invests at least 80% of its  Convertible securities
Directed Services, Inc.   Estate Portfolio       Current income is a         assets in equity securities  risk, debt securities
                                                 secondary objective.        of companies in U.S. real    risk, derivatives risk,
SUB-ADVISER:                                                                 estate industry that are     diversification risk,
Van Kampen (Morgan                                                           listed on national           equity securities risk,
Stanley Investment                                                           exchanges or the NASDAQ.     high-yield, lower-grade
Management, Inc.)                                                            The Portfolio is             debt securities risk,
                                                                             non-diversified. May also    industry concentration
                                                                             invest in debt or            risk, manager risk,
                                                                             convertible securities of    market and company risk,
                                                                             companies whose products     mortgage-related
                                                                             and services related to the  securities risk, REIT
                                                                             real estate industry, up to  risk, and sector risk.
                                                                             25% in financial
                                                                             institutions which issue or
                                                                             service mortgages,
                                                                             securities of companies
                                                                             which have significant real
                                                                             estate holdings, up to 20%
                                                                             in high yield debt
                                                                             securities and convertible
                                                                             bonds, mortgage- and
                                                                             asset-backed securities and
                                                                             covered options on
                                                                             securities and stock
                                                                             indexes.

INVESTMENT ADVISER:       ING VP Balanced        Maximize investment         Invests in a mixture of      Allocation risk,
ING Investments, LLC      Portfolio              return with reasonable      equity securities such as    convertible securities
                                                 safety of principal.        common and preferred stock,  risk, derivatives risk,
SUB-ADVISER:                                                                 debt such as bonds,          foreign investment risk,
ING Investment                                                               mortgage-related and other   high-yield, lower-grade
Management Co.                                                               asset-backed securities,     debt securities risk,
                                                                             U.S. government securities   interest rate risk,
                                                                             and money market             mortgage risk, portfolio
                                                                             instruments. Typically       turnover risk, price
                                                                             maintains 75% in equities    volatility risk and U.S.
                                                                             and 20% in debt (including   government securities
                                                                             money market instruments).   risk.
                                                                             May also invest in
                                                                             convertible securities,
                                                                             foreign debt securities and
                                                                             derivatives.

INVESTMENT ADVISER:       ING VP Growth and      Maximize total return.      Invests at least 65% of      Convertible securities
ING Investments, LLC      Income Portfolio                                   assets in equity securities  risk, derivatives risk,
                                                                             of large U.S. companies      foreign investment risk,
SUB-ADVISER:                                                                 believed to have             market trends risk,
ING Investment                                                               above-average growth         portfolio turnover risk,
Management Co.                                                               potential. Strategically     price volatility risk,
                                                                             invests in mid-sized         and securities lending
                                                                             companies and up to 25% in   risk.
                                                                             foreign issuers. May invest
                                                                             in derivatives.

INVESTMENT ADVISER:       ING VP Growth          Growth of capital.          Invests primarily in equity  Convertible securities
ING Investments, LLC      Portfolio                                          securities of large U.S.     risk, derivatives risk,
                                                                             companies (with a market     foreign investment risk,
SUB-ADVISER:                                                                 capitalization of at least   growth investing risk,
ING Investment                                                               $4 billion) believed to      portfolio turnover risk,
Management Co.                                                               have growth potential,       price volatility risk,
                                                                             although it may invest in    and securities lending
                                                                             companies of any size. The   risk.
                                                                             Portfolio may also invest
                                                                             in derivatives and foreign
                                                                             securities.

INVESTMENT ADVISER:       ING VP High Yield      High level of current       Invests at least 80% of its  Credit risk, derivatives
ING Investments, LLC      Bond Portfolio         income and total return.    assets in a portfolio of     risk, foreign investment
                                                                             high-yield bonds ("junk      risk, high yield,
SUB-ADVISER:                                                                 bonds"). May also invest in  lower-grade debt
ING Investment                                                               investment grade debt        securities risk,
Management Co.                                                               securities, common stocks    illiquid securities
                                                                             and preferred stocks, U.S.   risk, interest rate
                                                                             government securities, and   risk, portfolio turnover
                                                                             money market instruments.    risk, price volatility
                                                                                                          risk, and securities
                                                                                                          lending risk.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        Invests at least 80% of      Derivatives risk,
ING Investments, LLC      LargeCap Portfolio     return performance of the   assets in equity securities  manager risk, price
                                                 Standard & Poor's 500       included in the S&P 500      volatility risk and
SUB-ADVISER:                                     Composite Stock Price       Index and have a market      securities lending risk.
ING Investment                                   Index ("S&P 500 Index").    capitalization of at least
Management Co.                                                               $4 billion. May also invest
                                                                             in derivatives and other
                                                                             investment companies.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
   PORTFOLIO MANAGER         UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        Invests at least 80% of      Derivatives risk,
ING Investments, LLC      MidCap Portfolio       return performance of the   assets in securities of      manager risk,
                                                 Standard & Poor's MidCap    mid-capitalization           mid-capitalization
SUB-ADVISER:                                     400 Index ("S&P 400         companies included in the    company risk, price
ING Investment                                   Index").                    S&P 400 Index. May invest    volatility risk and
Management Co.                                                               in derivatives.              securities lending risk.

INVESTMENT ADVISER:       ING VP Index Plus      Outperform the total        Invests at least 80% of      Derivatives risk,
ING Investments, LLC      SmallCap Portfolio     return performance of the   assets in securities of      manager risk, price
                                                 Standard & Poor's SmallCap  small-capitalization         volatility risk,
SUB-ADVISER:                                     600 Index ("S&P 600         companies included in the    securities lending risk
ING Investment                                   Index"), while maintaining  S&P 600 Index. May invest    and small-capitalization
Management Co.                                   a market level of risk.     in derivatives.              company risk.


INVESTMENT ADVISER:       ING VP Intermediate    Maximize total return       Invests at least 80% of its  Credit risk, debt
ING Investments, LLC      Bond Portfolio         consistent with reasonable  assets in a portfolio of     securities risk,
                                                 risk.                       bonds including government,  derivatives risk,
SUB-ADVISER:                                                                 corporate, and mortgage      extension risk, foreign
ING Investment                                                               bonds. May also invest in    investment risk,
Management Co.                                                               high-yield bonds ("junk      high-yield, lower-grade
                                                                             bonds") but will seek to     debt securities risk,
                                                                             maintain a minimum average   interest rate risk,
                                                                             quality rating of            mortgage-related
                                                                             investment grade. May also   securities risk,
                                                                             invest in preferred stocks,  portfolio turnover risk,
                                                                             high quality money market    prepayment risk, price
                                                                             instruments, municipal       volatility risk,
                                                                             bonds, debt securities of    securities lending risk
                                                                             foreign issuers, mortgage-   and U.S. government
                                                                             and asset-backed             securities risk.
                                                                             securities, options and
                                                                             future contracts involving
                                                                             securities, security
                                                                             indices and interest rates.
                                                                             May engage in dollar role
                                                                             transactions and swap
                                                                             agreements.

INVESTMENT ADVISER:       ING VP International   Seeks long-term capital     Invests at least 80% of its  Convertible securities
ING Investments, LLC      Equity Portfolio       growth.                     assets in equity             risk, derivatives risk,
                                                                             securities. At least 65% of  emerging markets risk,
SUB-ADVISER:                                                                 the Portfolio's assets will  foreign investment risk,
ING Investment                                                               normally be invested in      market trends risk,
Management Co.                                                               securities of companies of   portfolio turnover risk,
                                                                             any size principally traded  price volatility risk
                                                                             in a number of different     and securities lending
                                                                             countries outside of the     risk.
                                                                             U.S. May also invest in
                                                                             emerging markets. These
                                                                             securities include common
                                                                             stocks and convertibles.
                                                                             May invest in derivative
                                                                             instruments.

INVESTMENT ADVISER:       ING VP MidCap          Long-term capital           Invests at least 80% of its  Market trends risk,
ING Investments, LLC      Opportunities          appreciation.               assets in equity securities  mid-cap company risk,
                          Portfolio                                          of medium-sized U.S.         portfolio turnover risk,
SUB-ADVISER:                                                                 companies (defined as those  price volatility risk
ING Investment                                                               whose market                 and securities lending
Management Co.                                                               capitalizations fall within  risk.
                                                                             the range of companies in
                                                                             the Russell MidCap(R)
                                                                             Growth Index) believed to
                                                                             have growth potential.

INVESTMENT ADVISER:       ING VP Real Estate     Total return.               Invests at least 80% of its  Illiquid securities
ING Investments, LLC      Portfolio                                          assets in common and         risk, industry risk,
                                                                             preferred stocks of U.S.     initial public offerings
SUB-ADVISER:                                                                 real estate investment       risk, manager risk,
ING Clarion Real Estate                                                      trusts ("REITs") and real    market trends risk,
Securities L.P.                                                              estate companies of any      diversification risk,
                                                                             market capitalization. Will  price volatility risk,
                                                                             generally not invest in      real estate risk,
                                                                             companies with market        securities lending risk.
                                                                             capitalizations of less
                                                                             than $1 million. May invest
                                                                             in initial public offerings.
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         DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
                    RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
       ADVISER /
      SUB-ADVISER            UNDERLYING FUND        INVESTMENT OBJECTIVE          MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
ADVISER:                  ING VP Small Company   Growth of capital.          Invests in at least 80% of   Derivatives risk,
ING Investments, LLC      Portfolio                                          assets in equity securities  foreign investment risk,
                                                                             of small-sized U.S.          market trends risk,
SUB-ADVISER:                                                                 companies (defined as those  price volatility risk,
ING Investment                                                               included in the S&P          securities lending risk
Management Co.                                                               SmallCap 600 Index or        and
                                                                             Russell 2000(R) Index)       smalll-capitalization
                                                                             believed to have growth      company risk.
                                                                             potential. The Portfolio
                                                                             may also invest in
                                                                             derivatives and, to a
                                                                             limited extent, foreign
                                                                             securities.

ADVISER:                  ING VP SmallCap        Long-term capital           Invests at least 80% of its  Market trends risk,
ING Investments, LLC      Opportunities          appreciation.               assets in equity securities  portfolio turnover risk,
                          Portfolio                                          of smaller, lesser-known     price volatility risk,
SUB-ADVISER:                                                                 U.S. companies (defined as   securities lending risk
ING Investment                                                               those with market            and
Management Co.                                                               capitalizations that fall    smalll-capitalization
                                                                             within the range of          company risk.
                                                                             companies in the Russell
                                                                             2000(R) Growth Index)
                                                                             believed to have growth
                                                                             potential.

ADVISER:                  ING VP Value           Growth of capital.          Invests at least 65% of its  Foreign investment risk,
ING Investments, LLC      Opportunity Portfolio                              total assets in common       price volatility risk,
                                                                             stocks. The Portfolio may    securities lending risk
SUB-ADVISER:                                                                 invest in companies of any   and value investing
ING Investment                                                               size although it tends to    risk.
Management Co.                                                               invest a majority of its
                                                                             assets in companies with a
                                                                             market capitalization
                                                                             greater than $1 billion.
                                                                             May also invest the
                                                                             remaining 35% in other
                                                                             types of securities
                                                                             including foreign
                                                                             securities and securities
                                                                             of smaller companies.

ADVISER:                  ING Wells Fargo Mid    Long-term capital growth.   Invests at least 80% of its  Debt securities risk,
Directed Services, Inc.   Cap Disciplined                                    net assets (plus borrowings  foreign investment risk,
                          Portfolio                                          for investment purposes) in  manager risk, market and
SUB-ADVISER:                                                                 securities of                company risk, market
Wells Capital Management                                                     mid-capitalization           capitalization risk,
                                                                             companies found within the   mid-capitalization
                                                                             range of companies           company risk, portfolio
                                                                             comprising the Russell       turnover risk,
                                                                             Midcap(R) Value Index at     securities lending risk,
                                                                             the time of purchase. May    sector risk, and value
                                                                             invest in any sector and     investing risk.
                                                                             may emphasize one or more
                                                                             particular sectors. May
                                                                             invest up to 25% of its
                                                                             assets in foreign
                                                                             securities and loan up to
                                                                             331/3% of its total assets.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. Certain of the Underlying Fund will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. A Portfolio may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Portfolio pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, a Portfolio either delivers the defaulted bond (if the Portfolio has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Portfolio has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

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DEPOSITARY RECEIPT RISK. An Underlying Fund may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor

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overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

INDEX TRACKING RISK. An Underlying Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of an Underlying Fund's stock investments, however, generally will not be identical to that of the index because of the fees and expenses borne by an Underlying Fund and investor purchases and sales of shares, which can occur daily.

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INDUSTRY CONCENTRATION RISK. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's Sub-Adviser to evaluate securities or securities markets are based on the Sub-Adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying

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Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


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OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an
Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sector of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS

ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $___ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each LifeStyle Portfolio. For each LifeStyle Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser

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without submitting the contract to a vote of the portfolio's shareholders. The
Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the advisory or sub-advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout and Stan Vyner.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management.
Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV shares are offered by this Prospectus.


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SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the LifeStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' Plan, the LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.


The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Investment Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI, and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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ABOUT YOUR INVESTMENT


The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is

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not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each LifeStyle Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each LifeStyle Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   -  Securities that are restricted as to transfer or resale.

Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS

Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each of the Portfolio's ADV shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 and 2004, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual shareholder report, which is available upon request.

Because the ADV shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), financial highlights are presented for Service Class shares of the Portfolio.


ING LIFESTYLE MODERATE PORTFOLIO


                                                                  SERVICE CLASS
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                            $        10.04
  Income (loss) from investment operations:
  Net investment income (loss)                                    $         0.17
  Net realized and unrealized gain on investments                 $         0.72
  Total from investment operations                                $         0.89
  Net asset value, end of period                                  $        10.93
  TOTAL RETURN(2)                                                 %         8.86

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $      210,753
  Ratios to average net assets:
  Net expense after expense reimbursement(3)(4)(5)                %         0.14
  Gross expenses prior to expense reimbursement(4)(5)             %         0.19
  Net investment income (loss) after expense reimbursement(3)(4)  %         5.82
  Portfolio turnover rate                                         %           34


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                  SERVICE CLASS
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                            $        10.02
  Income (loss) from investment operations:
  Net investment income (loss)                                    $         0.14
  Net realized and unrealized gain on investments                 $         0.91
  Total from investment operations                                $         1.05
  Net asset value, end of period                                  $        11.07
  TOTAL RETURN(2)                                                 %        10.48

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $      452,111
  Ratios to average net assets:
  Net expense after expense reimbursement(3)(4)(5)                %         0.14
  Gross expenses prior to expense reimbursement(4)(5)             %         0.19
  Net investment income (loss) after expense reimbursement(3)(4)  %         4.63
  Portfolio turnover rate                                         %           35


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                  SERVICE CLASS
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                            $        10.07
  Income (loss) from investment operations:
  Net investment income (loss)                                    $         0.08
  Net realized and unrealized gain on investments                 $         1.10
  Total from investment operations                                $         1.18
  Net asset value, end of period                                  $        11.25
  TOTAL RETURN(2)                                                 %        11.72

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $      472,708
  Ratios to average net assets:
  Net expense after expense reimbursement(3)(4)(5)                %         0.14
  Gross expenses prior to expense reimbursement(4)(5)             %         0.19
  Net investment income (loss) after expense reimbursement(3)(4)  %         2.67
  Portfolio turnover rate                                         %           30


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                  SERVICE CLASS
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                            $        10.06
  Income (loss) from investment operations:
  Net investment income (loss)                                    $         0.02
  Net realized and unrealized gain on investments                 $         1.29
  Total from investment operations                                $         1.31
  Net asset value, end of period                                  $        11.37
  TOTAL RETURN(2)                                                 %        13.02

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $      213,366
  Ratios to average net assets:
  Net expense after expense reimbursement(3)(4)(5)                %         0.14
  Gross expenses prior to expense reimbursement(4)(5)             %         0.19
  Net investment income (loss) after expense reimbursement(3)(4)  %         0.62
  Portfolio turnover rate                                         %           23


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

WHERE TO GO TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]

05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS
MAY 1, 2006

INSTITUTIONAL CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.

CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

NOT ALL LIFESTYLE PORTFOLIOS MAY BE
AVAILABLE IN ALL JURISDICTIONS, UNDER ALL
VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                  PAGE
INTRODUCTION
  ING Investors Trust                                                                     2
  An Introduction to the Lifestyle Portfolios                                             2
  Classes of Shares                                                                       2
  An Introduction to the Asset Allocation Process                                         2
DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                  4
  ING LifeStyle Moderate Portfolio                                                        5
  ING LifeStyle Moderate Growth Portfolio                                                 8
  ING LifeStyle Growth Portfolio                                                         11
  ING LifeStyle Aggressive Growth Portfolio                                              14
PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                       17
  Examples                                                                               20
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                   21
  Investment Objectives, Main Investments and Risks of the Underlying Funds              21
DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                                       22
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                          37
  Performance of the Underlying Funds Will Vary                                          37
  Temporary Defensive Positions                                                          37
  Conflict of Interest                                                                   37
  Risk Associated with an Investment in the Underlying Funds                             37
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                                                 46
  Asset Allocation Committee                                                             46
  Information about Ibbotson Associates                                                  46
  Portfolio Distribution                                                                 47
  Additional Information Regarding Classes of Shares                                     47
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                  47
  Administrator                                                                          48
INFORMATION FOR INVESTORS
  About Your Investment                                                                  48
  Interests of the Holders of Variable Insurance Contracts and Policies and
    Qualified Retirement Plans                                                           48
  Frequent Trading - Market Timing                                                       48
  Portfolio Holdings Disclosure Policy                                                   49
  Net Asset Value                                                                        49
  Additional Information About the LifeStyle Portfolios                                  50
  Percentage and Rating Limitation                                                       50
  A Word About Portfolio Diversity                                                       51
  Taxes and Distributions                                                                51
  Reports to Shareholders                                                                51
  Financial Highlights                                                                   52
WHERE TO GO TO OBTAIN MORE INFORMATION                                            Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------

ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.

The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 21 of this Prospectus.

Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio, except for the ING Lifestyle Aggressive Growth Portfolio, may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. The ING Lifestyle Aggressive Growth Portfolio does not invest in fixed-income funds. You should evaluate the LifeStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").

This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class Class ("Class I") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS

ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.

ING Investments has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.

                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                  ING LIFESTYLE            MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO             PORTFOLIO             GROWTH PORTFOLIO              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                     ING Investments, LLC      ING Investments, LLC      ING Investments, LLC      ING Investments, LLC

INVESTMENT PROFILE          Your focus is on keeping  You want the opportunity  You seek an investment    You are an aggressive
                            pace with inflation.      for long-term moderate    geared for growth and can investor and are willing
                            Income and capital        growth.                   tolerate short-term       to accept above average
                            appreciation desired.                               market-swings.            risk.

  SHORTER INVESTMENT HORIZON < ------------------------------------------------------------------------ > LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE        Growth of capital and     Growth of capital and a   Growth of capital and     Growth of capital.
                            current income.           low to moderate level of  some current income.
                                                      current income.

MAIN INVESTMENTS            A combination of          A combination of          A combination of          A combination of
                            Underlying Funds          Underlying Funds          Underlying Funds          Underlying Funds
                            according to a fixed      according to a fixed      according to a fixed      according to a fixed
                            formula that over time    formula that over time    formula that over time    formula that over time
                            should reflect an         should reflect an         should reflect an         should reflect an
                            allocation of             allocation of             allocation of             allocation of
                            approximately 50% in      approximately 65% in      approximately 80% in      approximately 100% in
                            equity securities and 50% equity securities and 35% equity securities and 20% equity securities.
                            in fixed income           in fixed income           in fixed income
                            securities.               securities.               securities.

                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                  ING LIFESTYLE            MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO             PORTFOLIO             GROWTH PORTFOLIO              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION U.S.                      U.S.                      U.S.                      U.S.
TARGETS (AS OF MAY 1, 2006) Large-Capitalization      Large-Capitalization      Large-Capitalization      Large-Capitalization
(1)                         Growth Stocks          8% Growth Stocks         11% Growth Stocks         12% Growth Stocks         16%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Large-Capitalization      Large-Capitalization      Large-Capitalization      Large-Capitalization
                            Value Stocks          14% Value Stocks          15% Value Stocks          16% Value Stocks          22%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Mid-Capitalization        Mid-Capitalization        Mid-Capitalization        Mid-Capitalization
                            Stocks                 5% Stocks                 6% Stocks                11% Stocks                11%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Small-Capitalization      Small-Capitalization      Small-Capitalization      Small-Capitalization
                            Stocks                 4% Stocks                 6% Stocks                10% Stocks                11%

                            Non-U.S.                  Non-U.S.                  Non-U.S.                  Non-U.S.
                            /International            /International            /International            /International
                            Stocks                14% Stocks                18% Stocks                20% Stocks                27%

                            Emerging Markets          Emerging Markets          Emerging Markets          Emerging Markets
                            Stocks                 0% Stocks                 2% Stocks                 3% Stocks                 4%

                            Real Estate Stocks        Real Estate Stocks        Real Estate Stocks        Real Estate Stocks
                            (REITs)                5% (REITs)                7% (REITs)                8% (REITs)                9%

                            High Yield Bonds       5% High Yield Bonds       5% High Yield Bonds       4% High Yield Bonds       0%

                            Bonds                 35% Bonds                 30% Bonds                 16% Bonds                  0%

                            Cash                  10% Cash                   0% Cash                   0% Cash                   0%

  LOWER RISK < ------------------------------------------------------------------------------------------------------ > HIGHER RISK

MAIN RISKS                  Credit Risk, Derivatives  Credit Risk, Derivatives  Credit Risk, Derivatives  Credit Risk, Derivatives
THE LIFESTYLE PORTFOLIOS    Risk, Foreign Investment  Risk, Foreign Investment  Risk, Foreign Investment  Risk, Foreign Investment
ARE EXPOSED TO THE SAME     Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Interest Rate Risk,
RISKS AS THE UNDERLYING     Mortgage Risk, Price      Interest Rate Risk,       Interest Rate Risk,       Investment Risk, Mortgage
FUNDS IN DIRECT PROPORTION  Volatility Risk, and      Mortgage Risk, Price      Mortgage Risk, Price      Risk, Price Volatility
TO THE ALLOCATION OF        Real Estate Investment    Volatility Risk, and      Volatility Risk, and      and Real Estate
ASSETS AMONG UNDERLYING     Trust Risk.               Real Estate Investment    Real Estate Investment    Investment Trust Risk.
FUNDS. AN INVESTOR MAY                                Trust Risk.               Trust Risk.
LOSE MONEY IN EACH
PORTFOLIO.

(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks    8%
                  U.S. Large-Capitalization Value Stocks    14%
                  U.S. Mid-Capitalization Stocks             5%
                  U.S. Small-Capitalization Stocks           4%
                  Non-U.S./International Stocks             14%
                  Emerging Markets Stocks                    0%
                  Real Estate Stocks (REITs)                 5%
                  High Yield Bonds                           5%
                  Bonds                                     35%
                  Cash                                      10%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                         YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]   [          ]%
           Worst: [          ] Quarter [          ]   [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Moderate Composite Index. The ING LifeStyle Moderate Composite Index is comprised of 25% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                       5 YEARS
                                                      (OR LIFE
                                             1 YEAR   OF CLASS)      10 YEARS
    CLASS S RETURN                                                     N/A
    ING LifeStyle Moderate Composite Index                     (2)     N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks   11%
                  U.S. Large-Capitalization Value Stocks    15%
                  U.S. Mid-Capitalization Stocks             6%
                  U.S. Small-Capitalization Stocks           6%
                  Non-U.S./International Stocks             18%
                  Emerging Markets Stocks                    2%
                  Real Estate Stocks (REITs)                 7%
                  High Yield Bonds                           5%
                  Bonds                                     30%
                  Cash                                       0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                      YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]   [          ]%
           Worst: [          ] Quarter [          ]   [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Moderate Growth Composite Index. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                           5 YEARS
                                                          (OR LIFE
                                                 1 YEAR   OF CLASS)      10 YEARS
 CLASS S RETURN                                                            N/A
 ING LifeStyle Moderate Growth Composite Index                     (2)     N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks   12%
                  U.S. Large-Capitalization Value Stocks    16%
                  U.S. Mid-Capitalization Stocks            11%
                  U.S. Small-Capitalization Stocks          10%
                  Non-U.S./International Stocks             20%
                  Emerging Markets Stocks                    3%
                  Real Estate Stocks (REITs)                 8%
                  High Yield Bonds                           4%
                  Bonds                                     16%
                  Cash                                       0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]   [          ]%
           Worst: [          ] Quarter [          ]   [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Growth Composite Index. The ING LifeStyle Growth Composite Index is comprised of 35% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                        5 YEARS
                                                       (OR LIFE
                                              1 YEAR   OF CLASS)   10 YEARS
    CLASS S RETURN                                                   N/A
    ING LifeStyle Growth Composite Index(2)                          N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks   16%
                  U.S. Large-Capitalization Value Stocks    22%
                  U.S. Mid-Capitalization Stocks            11%
                  U.S. Small-Capitalization Stocks          11%
                  Non-U.S./International Stocks             27%
                  Emerging Markets Stocks                    4%
                  Real Estate Stocks (REITs)                 9%
                  High Yield Bonds                           0%
                  Bonds                                      0%
                  Cash                                       0%


ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

                              1996
                              1997
                              1998
                              1999
                              2000
                              2001
                              2002
                              2003
                              2004
                              2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]   [          ]%
           Worst: [          ] Quarter [          ]   [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Aggressive Growth Composite Index. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)


                                                                   5 YEARS
                                                                  (OR LIFE
                                                         1 YEAR   OF CLASS)      10 YEARS
       CLASS S RETURN                                                              N/A
       ING LifeStyle Aggressive Growth Composite Index                     (2)     N/A



(1) Class I shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The performance information presented above is as of December 31 for each year or period for Class S shares. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares which commenced operations on May 3, 2004. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.


(2) The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables that follow show the fees and expenses you pay if you buy and hold Class I shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.


                                 CLASS I SHARES

                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                                        TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT   DISTRIBUTION   OTHER    OPERATING   REIMBURSEMENTS,    OPERATING
           PORTFOLIO             (12b-1) FEE  (12b-1) FEE   EXPENSES  EXPENSES   AND RECOUPMENTS(2)  EXPENSES
--------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate              0.14%          --            %          %                 %            %
ING LifeStyle Moderate Growth       0.14%          --            %          %                 %            %
ING LifeStyle Growth                0.14%          --            %          %                 %            %
ING LifeStyle Aggressive Growth     0.14%          --            %          %                 %            %



(1) This table shows the estimated operating expenses of the Class I shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares of the LifeStyle Portfolios had not commenced operations as of December 31, 2005, operating expenses are based on the Portfolios' actual operating expenses for Class S shares adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed for each Portfolio.


(2) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:

                                                       TOTAL ANNUAL
                                                        OPERATING     FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                       EXPENSES        ADVISER        EXPENSES
---------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                 %               -              %
ING American Century Large Company Value Portfolio             %               -              %
ING American Century Select Portfolio                          %               -              %
ING Capital Guardian Small/Mid Cap Portfolio                   %               -              %
ING Capital Guardian U.S. Equities Portfolio                   %               -              %
ING Eagle Asset Capital Appreciation Portfolio                 %               -              %
ING Evergreen Omega Portfolio                                  %               -              %
ING FMR(SM) Diversified Mid Cap Portfolio                      %               -              %
ING FMR(SM) Earnings Growth Portfolio(1)                       %               %              %
ING Fundamental Research Portfolio                             %               -              %
ING International Portfolio                                    %               -              %
ING Janus Contrarian Portfolio                                 %               -              %
ING JPMorgan Emerging Markets Equity Portfolio                 %               -              %
ING JPMorgan International Portfolio                           %               -              %
ING JPMorgan MidCap Value Portfolio                            %               -              %
ING JPMorgan Small Cap Equity Portfolio                        %               %              %
ING JPMorgan Value Opportunities Portfolio(1)                  %               %              %
ING Julius Baer Foreign Portfolio                              %               -              %
ING Legg Mason Value Portfolio                                 %               -              %
ING Liquid Assets Portfolio                                    %               -              %
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio                                   %               -              %
ING Marsico International Opportunities Portfolio(1)           %               %              %
ING Mercury Large Cap Value Portfolio                          %               %              %
ING Mercury Large Cap Growth Portfolio                         %               %              %
ING MFS Capital Opportunities Portfolio                        %               -              %
ING MFS Mid Cap Growth Portfolio                               %               -              %
ING MFS Total Return Portfolio                                 %               -              %
ING OpCap Balanced Value Portfolio                             %               -              %
ING Oppenheimer Global Portfolio                               %               -              %
ING Oppenheimer Main Street Portfolio(R)                       %               -              %
ING Oppenheimer Strategic Income Portfolio                     %               %              %
ING PIMCO Core Bond Portfolio                                  %               -              %
ING PIMCO High Yield Portfolio                                 %               -              %
ING Pioneer Fund Portfolio(1)                                  %               -              %
ING Pioneer Mid Cap Value Portfolio(1)                         %               -              %
ING Salomon Brothers Aggressive Growth Portfolio               %               -              %
ING Salomon Brothers All Cap Portfolio                         %               -              %
ING Templeton Global Growth Portfolio                          %               -              %
ING T. Rowe Price Capital Appreciation Portfolio               %               -              %

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                       TOTAL ANNUAL
                                                        OPERATING     FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                       EXPENSES        ADVISER        EXPENSES
---------------------------------------------------------------------------------------------------
ING T. Rowe Price Diversified Mid Cap Growth Portfolio         %               -              %
ING T. Rowe Price Equity Income Portfolio                      %               -              %
ING T. Rowe Price Growth Equity Portfolio                      %               -              %
ING UBS U.S. Large Cap Equity Portfolio                        %               -              %
ING Van Kampen Comstock Portfolio                              %               %              %
ING Van Kampen Equity and Income Portfolio                     %               -              %
ING Van Kampen Equity Growth Portfolio                         %               -              %
ING Van Kampen Global Franchise Portfolio                      %               -              %
ING Van Kampen Growth and Income Portfolio                     %               -              %
ING Van Kampen Real Estate Portfolio                           %               -              %
ING VP Balanced Portfolio                                      %               -              %
ING VP Growth and Income Portfolio                             %               -              %
ING VP Growth Portfolio                                        %               -              %
ING VP High Yield Bond Portfolio                               %               %              %
ING VP Index Plus LargeCap Portfolio                           %               -              %
ING VP Index Plus MidCap Portfolio                             %               -              %
ING VP Index Plus SmallCap Portfolio                           %               -              %
ING VP Intermediate Bond Portfolio                             %               -              %
ING VP International Equity Portfolio                          %               %              %
ING VP MidCap Opportunities Portfolio                          %               %              %
ING VP Real Estate Portfolio                                   %               %              %
ING VP Small Company Portfolio                                 %               -              %
ING VP SmallCap Opportunities Portfolio                        %               %              %
ING VP Value Opportunity Portfolio                             %               -              %
ING Wells Fargo Mid Cap Disciplined Portfolio

(1) As the Underlying Portfolio did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS
               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)

The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:

                                                              WAIVERS,
                                                           REIMBURSEMENTS   NET OPERATING
           PORTFOLIO             TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
-----------------------------------------------------------------------------------------
ING LifeStyle Moderate                           %                    %              %
ING LifeStyle Moderate Growth                    %                    %              %
ING LifeStyle Growth                             %                    %              %
ING LifeStyle Aggressive Growth                  %                    %              %

These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

EXAMPLE


The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.


           PORTFOLIO                          1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
ING LifeStyle Moderate                         $       $        $         $
ING LifeStyle Moderate Growth                  $       $        $         $
ING LifeStyle Growth                           $       $        $         $
ING LifeStyle Aggressive Growth                $       $        $         $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.

As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 37 for an expanded discussion of the risks listed below for a particular Underlying Fund.

You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING AllianceBernstein   Long-term growth or    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Mid Cap Growth          capital.               in common stock of               derivatives risk, foreign
Inc.                  Portfolio                                      mid-capitalization companies     investment risk, growth
                                                                     (those that have a market        investing risk, manager risk,
SUB-ADVISER:                                                         capitalization within the range  market and company risk,
Alliance Capital                                                     of companies in the Russell      market capitalization risk,
Management L.P.                                                      Midcap(R) Growth Index). May     mid-capitalization company
                                                                     also invest in convertibles,     risk, portfolio turnover
                                                                     investment grade instruments,    risk, securities lending risk
                                                                     U.S. government securities and   and U.S. government
                                                                     high quality, short-term         securities risk.
                                                                     obligations (including
                                                                     repurchase agreements, bankers'
                                                                     acceptances and domestic
                                                                     certificates of deposit), and
                                                                     foreign securities. May write
                                                                     exchange-traded call options
                                                                     (up to 25%), make secured loans
                                                                     on portfolio securities (up to
                                                                     25%), enter into repurchase
                                                                     agreements and enter into
                                                                     futures contracts on securities
                                                                     indices and options on such
                                                                     futures contracts.

INVESTMENT ADVISER:   ING American Century    Long-term capital      Invests at least 80% of its      Credit risk, currency risk,
ING Life Insurance    Large Company Value     growth. Income is a    assets in equity securities of   derivatives risk, foreign
and Annuity Company   Portfolio               secondary objective.   large capitalization companies   investment risk, interest
                                                                     (those companies with market     risk, market and company
SUB-ADVISER:                                                         capitalizations in the           risk, portfolio turnover
American Century                                                     Russell 1000 Index). Equity      risk, and value investing
Investment                                                           securities include common        risk.
Management, Inc.                                                     stocks, preferred stocks and
                                                                     equity-equivalent securities,
                                                                     such as debt securities and
                                                                     preferred stock convertible
                                                                     into common stock, and stock or
                                                                     stock index future contracts.
                                                                     May also invest a portion of
                                                                     its assets in derivative
                                                                     instruments, foreign
                                                                     securities, debt securities of
                                                                     companies, and debt obligations
                                                                     of governments and their
                                                                     agencies or similar securities.

INVESTMENT ADVISER:   ING American Century    Long-term capital      Invests in stocks of companies   Currency risk, derivatives
ING Life Insurance    Select Portfolio        appreciation.          that the Sub-Adviser believes    risk, foreign investment
and Annuity Company                                                  will increase in value over      risk, growth investing risk,
                                                                     time. Generally invests in       market and company risk and
SUB-ADVISER:                                                         larger companies, though may     portfolio turnover risk,.
American Century                                                     invest in companies of any
Investment                                                           size. May invest in foreign
Management, Inc.                                                     companies located and doing
                                                                     business in developed
                                                                     countries.

INVESTMENT ADVISER:   ING Capital Guardian    Long-term capital      Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Small/Mid Cap           appreciation.          in equity securities of          depositary receipt risk,
Inc.                  Portfolio                                      small/mid capitalization         equity securities risk,
                                                                     companies, defined to include    foreign investment risk,
SUB-ADVISER:                                                         companies with capitalizations   growth investing risk,
Capital Guardian                                                     within the range of companies    manager risk, market and
Trust Company                                                        included in the custom Russell   company risk, market
                                                                     2800 Index. Equity investments   capitalization risk,
                                                                     include common or preferred      mid-capitalization company
                                                                     stocks and convertible           risk, over-the-counter
                                                                     securities. May hold ADRs and    ("OTC") investment risk,
                                                                     EDRs and GDRs. May invest in     securities lending risk,
                                                                     money market instruments and     small-capitalization company
                                                                     repurchase agreements.           risk and value investing
                                                                                                      risk.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Capital Guardian    Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    U.S. Equities           capital and income.    in equity and equity-related     debt securities risk,
Inc.                  Portfolio                                      securities (including common     depositary receipt risk,
                                                                     and preferred stock and          equity securities risk,
SUB-ADVISER:                                                         convertible securities such as   foreign investment risk,
Capital Guardian                                                     warrants and rights) of issuers  growth investing risk,
Trust Company                                                        located in the U.S. with         manager risk, market and
                                                                     greater consideration given to   company risk, market
                                                                     potential appreciation and       capitalization risk,
                                                                     future dividends than to         securities lending risk and
                                                                     current income. May be invested  value investing risk.
                                                                     in American, European and
                                                                     Global Depositary Receipts;
                                                                     debt securities, and cash
                                                                     equivalents.

INVESTMENT ADVISER:   ING Eagle Asset         Capital appreciation.  Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Capital Appreciation    Dividend income is a   in equity securities of          derivatives risk, equity
Inc.                  Portfolio               secondary objective.   domestic and foreign issuers     securities risk. foreign
                                                                     that meet quantitative           investment risk, manager
SUB-ADVISER:                                                         standards relating to financial  risk, market and company
Eagle Asset                                                          soundness and high intrinsic     risk, market capitalization
Management, Inc.                                                     value relative to price. Equity  risk and portfolio turnover
                                                                     securities include common        risk.
                                                                     stocks, convertible securities,
                                                                     options on equities, and rights
                                                                     and warrants. May invest up to
                                                                     25% of its total assets in
                                                                     foreign issuers and use
                                                                     derivatives. May write covered
                                                                     put and call options that
                                                                     expose up to 55% of assets and
                                                                     may enter into futures
                                                                     contracts and options thereon
                                                                     and currency hedging
                                                                     transactions.

INVESTMENT ADVISER:   ING Evergreen Omega     Long-term capital      Invests primarily in common      Convertible securities risk,
Directed Services,    Portfolio               growth.                stocks and securities            equity securities risk,
Inc.                                                                 convertible into common stocks   foreign investment risk,
                                                                     of U.S. companies across all     growth investing risk,
SUB-ADVISER:                                                         market capitalizations. May      investment style risk,
Evergreen Investment                                                 also invest up to 25% of assets  manager risk, market
Management Company,                                                  in foreign securities.           capitalization risk,
LLC                                                                                                   mid-capitalization company
                                                                                                      risk, portfolio turnover
                                                                                                      risk, price volatility risk,
                                                                                                      and small company risk.

INVESTMENT ADVISER:   ING FMR(SM)             Long-term growth of    Invests at least 80% of assets   Derivatives risk, emerging
Directed Services,    Diversified Mid Cap     capital.               in securities of companies with  markets risk, foreign
Inc.                  Portfolio                                      medium market capitalizations    investment risk, growth
                                                                     (defined as those whose market   investing risk, manager risk,
SUB-ADVISER:                                                         capitalizations are similar to   market and company risk,
Fidelity Management                                                  the market capitalizations of    market capitalization risk,
& Research Company                                                   companies in the Russell Midcap  mid-capitalization company
                                                                     Index or the S&P Midcap 400      risk, other investment
                                                                     Index). May invest in smaller    companies risk, portfolio
                                                                     or larger market                 turnover risk,
                                                                     capitalizations. May invest up   small-capitalization company
                                                                     to 25% of assets in foreign      risk, and value investing
                                                                     securities, including emerging   risk.
                                                                     markets and may buy and sell
                                                                     futures contracts and other
                                                                     investment companies.

INVESTMENT ADVISER:   ING FMR(SM) Earnings    Seeks growth of        Invests primarily in common      Equity securities risk,
Directed Services,    Growth Portfolio        capital over the long  stocks in which the Sub-Adviser  foreign investment risk,
Inc.                                          term.                  believes have above-average      growth investing risk,
                                                                     growth potential. May invest in  manager risk, market and
SUB-ADVISER:                                                         securities of foreign issuers    company risk, other
Fidelity Management                                                  and may use various techniques   investment companies risk,
& Research Company                                                   such as buying and selling       and portfolio turnover risk.
                                                                     futures contracts and other
                                                                     investment companies, including
                                                                     exchange-traded funds.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Fundamental         Seeks to maximize      Invests at least 65% of its      Convertible securities risk,
ING Life Insurance    Research Portfolio      total return through   total assets in common stocks    derivatives risk, foreign
and Annuity Company                           investments in a       and securities convertible into  markets risk, index tracking
                                              diversified portfolio  common stocks. May also invest   risk, market and company
SUB-ADVISER:                                  of common stocks and   in derivatives. Emphasizes       risk, market trends risk,
ING Investment                                securities             stocks of larger companies. May  mid-capitalization company
Management Co.                                convertible into       invest in mid-capitalization     risk, and stock risk.
                                              common stocks.         companies and may invest up to
                                                                     25% in foreign securities.

INVESTMENT ADVISER:   ING International       Long-term growth of    Invests at least 65% of its      Call risk, convertible
Directed Services,    Portfolio               capital.               assets in equity securities      securities risk, debt
Inc.                                                                 (including common and preferred  securities risk, derivatives
                                                                     stocks, warrants and             risk, emerging markets risk,
SUB-ADVISER:                                                         convertible securities) of       equity securities risk,
ING Investment                                                       issuers of any                   foreign investment risk,
Management Co.                                                       market-capitalization (but       interest rate risk, liquidity
                                                                     primarily large cap companies)   risk, manager risk, market
                                                                     located outside of the United    and company risk, market
                                                                     States, including emerging       capitalization risk, market
                                                                     markets. May also invest in      trends risk, maturity risk,
                                                                     government debt securities of    mid-capitalization company
                                                                     developed foreign countries.     risk, securities lending risk
                                                                     May invest up to 35% in          and small-capitalization
                                                                     securities of U.S. issuers       company risk.
                                                                     including investment-grade
                                                                     government and corporate debt
                                                                     securities.

INVESTMENT ADVISER:   ING Janus Contrarian    Capital appreciation.  Invests at least 80% of net      Debt securities risk,
Directed Services,    Portfolio                                      assets in equity securities      derivatives risk,
Inc.                                                                 with the potential for           diversification risk, equity
                                                                     long-term growth of capital.     securities risk, foreign
SUB-ADVISER:                                                         The Portfolio is                 investment risk, high-yield,
Janus Capital                                                        non-diversified. May also        lower-grade debt securities
Management LLC                                                       invest in foreign equity and     risk, interest rate risk,
                                                                     debt securities, up to 20% in    liquidity risk, manager risk,
                                                                     high yield debt securities       market and company risk,
                                                                     (junk bonds); derivatives;       market capitalization risk,
                                                                     securities purchased on a        maturity risk,
                                                                     when-issued, delayed delivery    mid-capitalization company
                                                                     or forward commitment basis;     risk, sector risk,
                                                                     illiquid securities (up to 15%)  small-capitalization company and may invest more than 25% of  risk, and special situations
                                                                     its total assets in securities   risk.
                                                                     of companies in one or more
                                                                     market sectors.

INVESTMENT ADVISER:   ING JPMorgan Emerging   Capital appreciation.  Invests at least 80% of its      Convertible securities risk,
Directed Services,    Markets Equity                                 assets in securities of issuers  debt securities risk,
Inc.                  Portfolio                                      located in at least three        derivatives risk, emerging
                                                                     countries with emerging          markets risk, equity
SUB-ADVISER:                                                         securities markets. Equity       securities risk, foreign
J.P. Morgan                                                          securities in which the          investment risk, high-yield,
Investment                                                           Portfolio may invest includes    lower-grade debt securities
Management Inc.                                                      common and preferred stocks,     risk, liquidity risk, manager
                                                                     convertible securities,          risk, market and company
                                                                     depositary receipts, rights and  risk, mortgage risk, other
                                                                     warrants to buy common stocks    investment companies risk,
                                                                     and privately-placed securities  portfolio turnover risk,
                                                                     and other investment companies.  security lending risk, and
                                                                     May invest in derivatives,       small-capitalization company
                                                                     high-quality, short-term money   risk.
                                                                     market instruments and
                                                                     repurchase agreements. May
                                                                     invest in debt securities,
                                                                     including high yield securities
                                                                     (junk bonds) and
                                                                     mortgage-related securities.
                                                                     May enter into dollar rolls.

INVESTMENT ADVISER:   ING JPMorgan            Long-term growth of    Invests at least 65% of assets   Credit risk, currency risk,
ING Life Insurance    International           capital.               in equity securities of foreign  emerging markets risk,
and Annuity Company   Portfolio                                      companies with high growth       foreign investment risk,
                                                                     potential (including those       geographic focus risk,
SUB-ADVISER:                                                         located in countries with        high-yield, lower-grade debt
J.P. Morgan Asset                                                    emerging market economies). May  securities risk, interest
Management (London)                                                  invest in debt securities        rate risk, and market and
Limited                                                              issued by foreign and U.S.       company risk.
                                                                     companies including
                                                                     non-investment grade debt
                                                                     securities.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING JPMorgan Mid Cap    Growth from capital    Invests at least 80% of assets   Convertible securities risk
ING Life Insurance    Value Portfolio         appreciation.          in common stocks of companies    depositary receipt risk,
and Annuity Company                                                  with market capitalizations of   derivatives risk,
                                                                     $1 billion to $20 billion.       diversification risk, foreign
SUB-ADVISER:                                                         Normally invests in securities   investment risk, interest
J.P. Morgan                                                          that are traded on registered    rate risk, market and company
Investment                                                           exchanges or the                 risk, mid-capitalization
Management, Inc.                                                     over-the-counter market in the   company risk,
                                                                     United States. May invest in     over-the-counter ("OTC")
                                                                     other equity securities,         investment risk, portfolio
                                                                     including convertible and        turnover risk and
                                                                     foreign securities (which may    small-capitalization company
                                                                     take the form of depositary      risk.
                                                                     receipts); and derivatives.

INVESTMENT ADVISER:   ING JPMorgan Small Cap  Capital growth over    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Equity Portfolio        the long term.         total assets in equity           derivatives risk, equity
Inc.                                                                 securities of small-cap          securities risk, foreign
                                                                     companies (defined as those      investment risk, growth
SUB-ADVISER:                                                         with market capitalization       investing risk, manager risk,
J.P. Morgan                                                          equal to those within a          market and company risk,
Investment                                                           universe of Russell 2000(R)      market capitalization risk,
Management Inc.                                                      Index stocks). May also invest   mid-capitalization company
                                                                     up to 20% of its total assets    risk, mortgage-related
                                                                     in: foreign securities,          securities risk, REIT risk,
                                                                     including depositary receipts,   small-capitalization company
                                                                     convertible securities,          risk, and value investing
                                                                     high-quality money market        risk.
                                                                     instruments and repurchase
                                                                     agreements; and may invest in
                                                                     real estate investment trusts
                                                                     and derivatives.

INVESTMENT ADVISER:   ING JPMorgan Value      Long-term capital      Invests at least 80% of it       Convertible securities risk,
Directed Services,    Opportunities           appreciation.          assets in equity securities of   derivatives risk, equity
Inc.                  Portfolio                                      mid- and large-capitalization    securities risk, interest
                                                                     companies (mid-capitalization    rate risk, investment style
SUB-ADVISER:                                                         companies are those with market  risk, manager risk, market
J.P. Morgan                                                          capitalizations between $2       and company risk, market
Investment                                                           billion and $5 billion and       capitalization risk,
Management Inc."                                                     large-capitalization companies   mid-capitalization company
                                                                     are those with market            risk, mortgage-related
                                                                     capitalization over $5           securities risk, other
                                                                     billion). Equity securities in   investment companies risk,
                                                                     which the Portfolio may invest   and price volatility risk.
                                                                     include common stocks,
                                                                     preferred stocks, convertible
                                                                     securities, depositary receipts
                                                                     and warrants to buy common
                                                                     stocks. May invest in shares of
                                                                     investment companies, including
                                                                     shares of affiliated money
                                                                     market funds. May invest in
                                                                     derivatives, mortgage-related
                                                                     securities issued by government
                                                                     entities and private issuers,
                                                                     and high-quality money market
                                                                     instruments and repurchase
                                                                     agreements.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Julius Baer         Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Foreign Portfolio       capital.               in equity securities tied        debt securities risk,
Inc.                                                                 economically to countries        derivatives risk, emerging
                                                                     outside the United States,       markets risk, equity
SUB-ADVISER:                                                         including common and preferred   securities risk, foreign
Julius Baer                                                          stocks, American, European and   investment risk, high-yield,
Investment                                                           Global depositary receipts,      lower-grade debt securities
Management LLC                                                       convertible securities, rights,  risk, liquidity risk, market
                                                                     warrants and other investment    and company risk, market
                                                                     companies, including             capitalization risk,
                                                                     exchange-traded funds. Normally  mid-capitalization company
                                                                     has a bias towards larger        risk, other investment
                                                                     companies (e.g., with market     companies risk, portfolio
                                                                     capitalizations of $10 billion   turnover risk, price
                                                                     or greater), but may also        volatility risk, securities
                                                                     invest in small- and mid-sized   lending risk and small
                                                                     companies. May invest up to 25%  company risk.
                                                                     of assets in issuers in
                                                                     emerging markets and may invest
                                                                     in debt securities (up to 10%
                                                                     in non-investment grade bonds).
                                                                     May invest in derivatives and
                                                                     may lend its portfolio
                                                                     securities. Will invest at
                                                                     least 65% in no fewer than
                                                                     three different companies
                                                                     located outside the U.S.

INVESTMENT ADVISER:   ING Legg Mason Value    Long-term growth of    Invests primarily in equity      Call risk, convertible
Directed Services,    Portfolio               capital.               securities, including foreign    securities risk, credit risk,
Inc.                                                                 securities. Generally invests    currency risk, debt
                                                                     in companies with market         securities risk,
SUB-ADVISER:                                                         capitalization greater than $5   diversification risk, equity
Legg Mason Capital                                                   billion, but may invest in       securities risks, foreign
Management, Inc.                                                     companies of any size. May also  investment risk, growth
                                                                     invest in convertible and debt   investing risk, high-yield,
                                                                     securities. May invest up to     lower-grade debt securities
                                                                     25% of assets in long-term debt  risk, interest rate risk, securities, and up to 10% of in  investment models risk,
                                                                     high yield securities ("junk     manager risk, market and
                                                                     bonds"). The Portfolio is        company risk, market trends
                                                                     non-diversified.                 risk, mid-capitalization
                                                                                                      company risk,
                                                                                                      over-the-counter ("OTC")
                                                                                                      investment risk,
                                                                                                      small-capitalization company
                                                                                                      risk and value investing
                                                                                                      risk.

INVESTMENT ADVISER:   ING Liquid Assets       High level of current  Strives to maintain a stable $1  Credit risk, income risk,
Directed Services,    Portfolio               income consistent      per share net asset value. At    interest rate risk, manager
Inc.                                          with the preservation  least 95% of the Portfolio's     risk, securities lending risk
                                              of capital and         investments must be rated in     and U.S. government
SUB-ADVISER:                                  liquidity.             the highest short-term ratings   securities risk.
ING Investment                                                       category. May invest in U.S.
Management Co.                                                       Treasury and U.S. government
                                                                     agency securities; fully
                                                                     collateralized repurchase
                                                                     agreements; bank obligations,
                                                                     including certificates of
                                                                     deposit, time deposits, and
                                                                     bankers' acceptances;
                                                                     commercial paper; asset-backed
                                                                     securities; variable or
                                                                     floating rate securities,
                                                                     including variable rate demand
                                                                     obligations; debt securities
                                                                     with special features such as
                                                                     puts, or maturity extension
                                                                     arrangements; short-term
                                                                     corporate debt securities other
                                                                     than commercial paper; U.S.
                                                                     dollar-denominated foreign
                                                                     securities; shares of other
                                                                     investment companies (not to
                                                                     exceed 10%); credit-linked
                                                                     notes; reverse repurchase
                                                                     agreements, structured
                                                                     securities; and Guaranteed
                                                                     Investment Contracts.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Lord Abbett         Long-term growth of    Invests primarily in equity      Convertible securities risk,
Directed Services,    Affiliated Portfolio    capital. Current       securities of large, seasoned,   debt securities risk,
Inc.                                          income is a secondary  U.S. and multinational           derivatives risk, equity
                                              objective.             companies (those companies in    securities risk, foreign
SUB-ADVISER:                                                         the Russell 1000(R) Value        investment risk, manager
Lord Abbett & Co.                                                    Index) may invest up to 10% of   risk, market and company
LLC                                                                  its assets in foreign            risk, market capitalization
                                                                     securities and also may invest   risk, and value investing
                                                                     in American Depositary Receipts  risk.
                                                                     and similar depositary
                                                                     receipts, which are not subject
                                                                     to the 10% limit on investment.
                                                                     The Portfolio may invest in
                                                                     convertible bonds and
                                                                     convertible preferred stock,
                                                                     and in derivatives and similar
                                                                     instruments.

INVESTMENT ADVISER:   ING Marsico Growth      Capital appreciation.  Invests primarily in equity      Derivatives risk, emerging
Directed Services,    Portfolio                                      securities of companies          markets risk, equity
Inc.                                                                 selected for their growth        securities risk, foreign
                                                                     potential. Will normally hold a  investment risk, growth
SUB-ADVISER:                                                         core position of between 35 and  investing risk, manager risk,
Marsico Capital                                                      50 common stocks primarily       market and company risk,
Management, LLC                                                      emphasizing larger companies     market capitalization risk,
                                                                     (those with market               market trends risk,
                                                                     capitalizations of $4 billion    over-the-counter ("OTC")
                                                                     or more). May also invest in     investment risk, portfolio
                                                                     foreign securities (including    turnover risk, price
                                                                     emerging markets) and forward    volatility risk and sector
                                                                     foreign currency contracts,      risk.
                                                                     futures and options:
                                                                     Substantial cash holdings in
                                                                     the absence of attractive
                                                                     investment opportunities; and,
                                                                     from time to time, investment
                                                                     of more than 25% assets in
                                                                     securities of companies in one
                                                                     or more market sectors.
                                                                     Generally will not invest more
                                                                     than 25% of assets in a
                                                                     particular industry within a
                                                                     sector.

INVESTMENT ADVISER:   ING Marsico             Seeks long-term        Invests at least 65% of its      Currency risk, derivatives
Directed Services,    International           growth of capital.     total assets in common stocks    risk, emerging markets risk,
Inc.                  Opportunities                                  of foreign companies. May        equity securities risk,
                      Portfolio                                      invest in companies of any size  foreign investment risk,
SUB-ADVISER:                                                         throughout the world. Invests    growth investing risk,
Marsico Capital                                                      in issuers from a number of      investment models risk,
Management, LLC                                                      different countries not          liquidity risk, manager risk,
                                                                     including the United States and  market and company risk,
                                                                     generally maintains a core       market capitalization risk,
                                                                     position of between 35 and 50    market trends risk,
                                                                     common stocks. May invest in     over-the-counter ("OTC")
                                                                     emerging markets. May use        investment risk, portfolio
                                                                     options, futures and foreign     turnover risk, price
                                                                     currency contracts. Up to 10%    volatility risk, and sector
                                                                     in fixed-income securities and   risk.
                                                                     may invest up to 5% in
                                                                     high-yield bonds and mortgage
                                                                     and asset-backed securities.
                                                                     May invest up to 15% in
                                                                     illiquid securities. May invest
                                                                     more than 25% of its total
                                                                     assets in securities of
                                                                     companies in a single market
                                                                     sector, though it generally
                                                                     will not invest more than 25%
                                                                     of its total assets in a
                                                                     particular industry within a
                                                                     sector.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Mercury Large Cap   Long-term growth of    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Growth Portfolio        capital.               assets in equity securities of   debt securities risk,
Inc.                                                                 large capitalization companies,  derivatives risk, equity
                                                                     selected from among those        securities risk, foreign
SUB-ADVISER:                                                         which, at the time of            investment risk, growth
Mercury Advisors                                                     investment, are included in the  investing risk, interest rate
                                                                     Russell 1000(R) Growth Index.    risk, investment models risk,
                                                                     Up to 10% in foreign companies   manager risk, market and
                                                                     including American and European  company risk, market
                                                                     depositary receipts. May invest  capitalization risk, maturity in derivatives, short-term debt  risk, portfolio turnover
                                                                     securities, non-convertible      risk, securities lending
                                                                     preferred stocks and bonds, or   risk, and U.S. government
                                                                     government and money market      securities risk.
                                                                     securities.

INVESTMENT ADVISER:   ING Mercury Large Cap   Long-term growth of    Invests at least 80% of its      Borrowing and leverage risk,
Directed Services,    Value Portfolio         capital.               assets in a diversified          convertible securities risk,
Inc.                                                                 portfolio of equity securities   debt securities risk,
                                                                     of large-capitalization          derivatives risk, equity
SUB-ADVISER:                                                         companies (those within the      securities risk, foreign
Mercury Advisors                                                     market-cap range of companies    investment risk, investment
                                                                     included in the Russell 1000(R)  models risk, liquidity risk,
                                                                     Value Index). May invest up to   manager risk, market and
                                                                     10% of its total assets in       company risk, market
                                                                     securities issued by foreign     capitalization risk,
                                                                     issuers, including American      over-the-counter ("OTC")
                                                                     Depositary Receipts. Will        investment risk, restricted
                                                                     generally limit its foreign      and illiquid securities risk,
                                                                     securities investments to ADRs   securities lending risk,
                                                                     of issuers in developed          undervalued securities risk
                                                                     countries. May also invest in    U.S government securities
                                                                     investment grade convertible     risk, and value investing
                                                                     securities, preferred stock,     risk.
                                                                     illiquid securities, U.S.
                                                                     government debt securities of
                                                                     any maturity, and derivatives
                                                                     for hedging purposes. May
                                                                     purchase or sell securities on
                                                                     a when issued basis. May also
                                                                     purchase or sell securities on
                                                                     a delayed delivery basis or
                                                                     through a forward commitment.
                                                                     May lend up to 33 1/3% of its
                                                                     total assets and invest
                                                                     un-invested cash in money
                                                                     market funds.

INVESTMENT ADVISER:   ING MFS Capital         Capital appreciation.  Invests at least 65% of assets   Convertible securities risk,
ING Life Insurance    Opportunities                                  in common stocks and related     credit risk, currency risk,
and Annuity Company   Portfolio                                      securities, such as preferred    depositary receipt risk,
                                                                     stocks, convertible securities   emerging markets risk,
SUB-ADVISER:                                                         and depositary receipts. May     foreign investment risk,
Massachusetts                                                        invest in foreign securities,    market and company risk,
Financial Services                                                   including emerging market        portfolio turnover risk and
Company                                                              securities. Investments may      over-the-counter ("OTC")
                                                                     include securities listed on a   investment risk.
                                                                     securities exchange or traded
                                                                     in the over the counter
                                                                     markets.

INVESTMENT ADVISER:   ING MFS Mid Cap Growth  Long-term growth of    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Portfolio               capital.               assets in common stocks and      debt securities risk,
Inc.                                                                 related securities (such as      derivatives risk, emerging
                                                                     preferred stocks, convertible    markets risk, foreign
SUB-ADVISER:                                                         securities and depositary        investment risk, growth
Massachusetts                                                        receipts) of mid-cap companies   investing risk, high-yield,
Financial Services                                                   (defined as those companies      lower-grade debt securities
Company                                                              with market capitalization of    risk, manager risk, market
                                                                     $250 million or more but not     and company risk, market
                                                                     exceeding the top range of the   capitalization risk,
                                                                     Russell Midcap(R) Growth         mid-capitalization company
                                                                     Index). May also invest up to    risk, over-the-counter
                                                                     20% of assets in foreign         ("OTC") investment risk,
                                                                     securities (including ADRs and   portfolio turnover risk and
                                                                     emerging markets) and up to 10%  short sales risk.
                                                                     of assets in high-yield bonds
                                                                     ("junk bonds"). The Portfolio
                                                                     may also engage in short sales
                                                                     and invest in derivatives.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING MFS Total Return    Above-average income   Invests in a combination of      Allocation risk, call risk,
Directed Services,    Portfolio               (compared to a         equity and fixed-income          convertible securities risk,
Inc.                                          portfolio entirely     securities. At least 40% but     credit risk, derivatives
                                              invested in equity     not more than 75% in equity      risk, emerging markets risk,
SUB-ADVISER:                                  securities)            securities such as preferred     foreign investment risk,
Massachusetts                                 consistent with the    stock, bonds, warrants or        high-yield bond risk, income
Financial Services                            prudent employment of  rights convertible into stock    risk, interest rate risk,
Company                                       capital. A secondary   and depositary receipts. At      liquidity risk, manager risk,
                                              objective is the       least 25% but not more than 60%  market and company risk,
                                              reasonable             in non-convertible fixed-income  maturity risk, mortgage risk,
                                              opportunity for        securities. Focuses on large     portfolio turnover risk,
                                              growth of capital and  market capitalizations ($5       sector risk, U.S. government
                                              income.                billion or over). Invests in     securities risk and value
                                                                     U.S. government securities,      investing risk.
                                                                     mortgage- and asset-backed
                                                                     securities and corporate bonds.
                                                                     May invest up to 20% in foreign
                                                                     securities, up to 20% in lower
                                                                     rated non-convertible
                                                                     fixed-income securities and
                                                                     comparable unrated securities.
                                                                     May invest without limit in
                                                                     zero coupon bonds, loan
                                                                     participations, mortgage
                                                                     pass-through securities and
                                                                     ADRs. May also invest in
                                                                     derivatives.

INVESTMENT ADVISER:   ING OpCap Balanced      Capital growth, and    Invests at least 25% of its      Convertible securities risk,
ING Life Insurance    Value Portfolio         secondarily,           total assets in equity           credit risk, debt securities
and Annuity Company                           investment income.     securities, including common     risk, industry concentration
                                                                     stocks and preferred stocks      risk, interest rate risk,
SUB-ADVISER:                                                         (typically between 50% to 75%    market and company risk,
OpCap Advisors LLC                                                   of its total assets invested in  portfolio turnover risk and
                                                                     equities), and at least 25% of   U.S. government securities
                                                                     total assets in fixed-income     risk.
                                                                     senior securities, including
                                                                     bonds, debentures, notes,
                                                                     participation interests in
                                                                     loans, convertibles, and U.S.
                                                                     government securities.

INVESTMENT ADVISER:   ING Oppenheimer Global  Capital appreciation.  Invests mainly in companies in   Allocation risk, currency
ING Life Insurance    Portfolio                                      the U.S. and foreign countries.  risk, emerging growth risk,
and Annuity Company                                                  Currently emphasizes             emerging markets risk,
                                                                     investments in developed         foreign investment risk,
SUB-ADVISER:                                                         markets but may also invest in   geographic focus risk, growth
OppenheimerFunds,                                                    emerging markets. The Portfolio  stock risk, industry
Inc.                                                                 does not limit its investments   concentration risk, market
                                                                     in a particular capitalization   and company risk,
                                                                     range, but currently focuses     mid-capitalization company
                                                                     its investments in mid- and      risk, portfolio turnover
                                                                     large-cap companies. The         risk, and
                                                                     Portfolio will invest in a       small-capitalization company
                                                                     number of different countries    risk.
                                                                     (one of which may be the United
                                                                     States).

INVESTMENT ADVISER:   ING Oppenheimer Main    Long-term growth of    Invests mainly in common stocks  Investment models risk,
Directed Services,    Street Portfolio(R)     capital and future     of U.S. companies of different   manager risk, market and
Inc.                                          income.                capitalization ranges,           company risk, market
                                                                     presently focusing on            capitalization risk,
SUB-ADVISER:                                                         large-capitalization issuers.    mid-capitalization company
OppenheimerFunds,                                                    It also can invest in debt       risk, portfolio turnover risk
Inc.                                                                 securities, such as bonds and    and small-capitalization
                                                                     debentures, but does not         company risk.
                                                                     currently emphasize these
                                                                     investments.
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--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Oppenheimer         High level of current  Invests in debt securities of    Call risk, credit risk,
ING Life Insurance    Strategic Income        income principally     issuers in three market          credit derivatives risk,
and Annuity Company   Portfolio               derived from interest  sectors: foreign governments     derivatives risk, emerging
                                              on debt securities.    and companies; U.S. government   markets risk, foreign
SUB-ADVISER:                                                         securities; and lower-grade      investment risk, high-yield,
OppenheimerFunds,                                                    high-yield securities of U.S.    lower-grade debt securities
Inc.                                                                 and foreign companies. May       risk, interest rate risk,
                                                                     invest up to 100% of assets in   manager risk,
                                                                     any one sector at any time. The  mortgage-related securities
                                                                     Portfolio can invest in          risk, portfolio turnover
                                                                     securities having short-,        risk, sector risk, U.S.
                                                                     medium-, or long-term            government securities risk,
                                                                     maturities and may invest        and zero coupon risk.
                                                                     without limit in lower-grade,
                                                                     high-yield debt obligations,
                                                                     also called "junk bonds."
                                                                     Foreign investments can include
                                                                     debt securities of issuers in
                                                                     developed markets as well as
                                                                     emerging markets. Can use
                                                                     hedging instruments and certain
                                                                     derivatives.

INVESTMENT ADVISER:   ING PIMCO Core Bond     Maximum total return,  Invests at least 80% of assets   Credit risk, currency risk,
Directed Services,    Portfolio               consistent with        in debt securities of varying    debt securities risk,
Inc.                                          preservation of        maturities, with a portfolio     derivatives risk, emerging
                                              capital and prudent    duration that normally varies    markets risk, foreign
SUB-ADVISER:                                  investment             within a three to six year time  investment risk, high-yield,
Pacific Investment                            management.            frame, including up to 10% in    lower-grade debt securities
Management Company                                                   high-yield debt securities       risk, interest rate risk,
LLC                                                                  ("junk bonds"); U.S. government  leveraging risk, liquidity
                                                                     securities; corporate debt       risk, manager risk, market
                                                                     securities of U.S. and non-U.S.  and company risk,
                                                                     issuers inflation-indexed        mortgage-related securities
                                                                     bonds; structured notes;         risk, portfolio turnover
                                                                     event-linked bonds and loan      risk, securities lending risk
                                                                     participations, delayed funding  and U.S. government
                                                                     loans (see the prospectus for    securities risk.
                                                                     the rest) and derivatives. The
                                                                     Portfolio may invest up to 10%
                                                                     of its total assets in
                                                                     securities of issuers based in
                                                                     countries with developing (or
                                                                     "emerging markets") economies.
                                                                     May engage in derivatives
                                                                     transactions.

INVESTMENT ADVISER:   ING PIMCO High Yield    Maximum total return,  Invests at least 80% of assets   Credit risk, currency risk,
Directed Services,    Portfolio               consistent with        in a diversified portfolio of    debt securities risk,
Inc.                                          preservation of        high yield securities ("junk     derivatives risk, emerging
                                              capital and prudent    bonds") rated below investment   markets risk, foreign
SUB-ADVISER:                                  investment             grade but rated at least         investment risk, high yield,
Pacific Investment                            management.            CCC/Caa by Moody's Investors     lower-grade debt securities
Management Company                                                   Service, Inc., Standard and      risk, interest rate risk,
LLC                                                                  Poor's Rating Service, or        leveraging risk, liquidity
                                                                     Fitch, or if unrated,            risk, manager risk, market
                                                                     determined to be of comparable   and company risk,
                                                                     quality, subject to a maximum    mortgage-related securities
                                                                     of 5% of total assets in         risk, securities lending risk
                                                                     CCC/Caa securities. The          and U.S. government
                                                                     remainder of assets may be       securities risk.
                                                                     invested in investment grade
                                                                     fixed-income investments. May
                                                                     also invest up to 20% in non-US
                                                                     dollar-denominated securities
                                                                     and without limit in U.S.
                                                                     dollar-denominated foreign
                                                                     securities (up to 10% in
                                                                     emerging, or developing
                                                                     markets). The average portfolio
                                                                     duration is two- to six-years.
                                                                     May invest in derivatives.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Pioneer Fund        Reasonable income and  Invests in a broad list          Convertible securities risk,
Directed Services,    Portfolio               capital growth.        carefully selected securities    derivatives risk, equity
Inc.                                                                 believed to be reasonably        securities risk, manager
                                                                     priced rather than in            risk, market and company risk
SUB-ADVISER:                                                         securities whose price reflects  and value investing risk.
Pioneer Investment                                                   a premium resulting from their
Management, Inc.                                                     current market popularity.
                                                                     Invests the major portion of
                                                                     its assets in equity
                                                                     securities, primarily of U.S.
                                                                     issuers. Equity securities
                                                                     include common stocks,
                                                                     convertible debt and other
                                                                     equity instruments such as
                                                                     depositary receipts, warrants,
                                                                     rights and preferred stock.

INVESTMENT ADVISER:   ING Pioneer Mid Cap     Capital appreciation.  Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Value Portfolio                                in equity securities of          debt securities risk,
Inc.                                                                 mid-size companies (companies    derivatives risk, manager
                                                                     with market values within the    risk, market and company
SUB-ADVISER:                                                         range of companies in the        risk, market capitalization
Pioneer Investment                                                   Russell Midcap(R) Value Index).  risk, mid-capitalization
Management, Inc.                                                     Focuses on companies with        company risk, and value
                                                                     capitalizations within the $1    investing risk.
                                                                     billion to $10 billion range.
                                                                     Equity securities in which the
                                                                     Portfolio principally invests
                                                                     include common stocks,
                                                                     preferred stocks, depositary
                                                                     receipts, and convertible debt
                                                                     but may invest in other equity
                                                                     securities to a lesser extent.

INVESTMENT ADVISER:   ING Salomon Brothers    Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
ING Life Insurance    Aggressive Growth       capital.               in common stocks and related     currency risk, depositary
and Annuity Company   Portfolio                                      securities, such as preferred    receipt risk, emerging growth
                                                                     stock, convertible securities    risk, emerging markets risk,
SUB-ADVISER:                                                         and depositary receipts, of      foreign investment risk,
Salomon Brothers                                                     emerging growth companies.       issuer concentration risk,
Asset Management Inc                                                 Invests in securities of large,  market and company risk,
                                                                     well known companies but may     mid-capitalization company
                                                                     also invest in small- to         risk, over-the-counter
                                                                     medium-sized companies.          ("OTC") investment risk,
                                                                     Investments may include          portfolio turnover risk and
                                                                     securities listed on a           small-capitalization company
                                                                     securities exchange or traded    risk.
                                                                     in the over the counter
                                                                     markets. May invest in foreign
                                                                     securities; (including emerging
                                                                     market securities) and may have
                                                                     exposure to foreign currencies.

INVESTMENT ADVISER:   ING Salomon Brothers    Capital appreciation   Invests primarily in common      Convertible securities risk,
Directed Services,    All Cap Portfolio       through investment in  stocks and common stock          debt securities, derivatives
Inc.                                          securities believed    equivalents, such as preferred   risk, diversification risk,
                                              to have above-average  stocks and convertibles,         emerging markets risk,
SUB-ADVISER:                                  capital appreciation   typically of large, well-known   foreign investment risk,
Salomon Brothers                              potential.             companies, but may also invest   manager risk, market and
Asset Management Inc                                                 a significant portion of its     company risk, market
                                                                     assets in securities of small    capitalization risk,
                                                                     to medium-sized companies. May   mid-capitalization company
                                                                     invest in non-dividend paying    risk, portfolio turnover
                                                                     common stocks and foreign        risk, restricted and illiquid
                                                                     securities. May invest in cash   securities risk, securities
                                                                     equivalents debt securities,     lending risk,
                                                                     illiquid securities and          small-capitalization company
                                                                     derivatives. May borrow up to    risk, and value investing
                                                                     15% of its assets. The           risk.
                                                                     Portfolio is non-diversified.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Templeton Global    Capital appreciation.  Under normal market conditions,  Convertible securities risk,
Directed Services,    Growth Portfolio        Current income is      the Portfolio invests mainly in  credit risk, debt securities
Inc.                                          only an incidental     equity securities of companies   risk, derivatives risk,
                                              consideration.         located anywhere in the world,   emerging markets risk,
SUB-ADVISER:                                                         including emerging markets. The  foreign investment risk,
Templeton Global                                                     Portfolio also invests in        interest rate risk, manager
Advisors Limited                                                     depository receipts. The         risk, securities lending risk
                                                                     Portfolio may invest up to 25%   and value investing risk.
                                                                     of its total assets in debt
                                                                     securities of companies and
                                                                     governments located anywhere in
                                                                     the world. The Portfolio may
                                                                     also lend portfolio securities
                                                                     on a short-term or long-term
                                                                     basis, up to 33 1/3 of its
                                                                     total assets.

INVESTMENT ADVISER:   ING T. Rowe Price       Over the long-term, a  Invests amongst three asset      Allocation risk, convertible
Directed Services,    Capital Appreciation    high total investment  classes: equity securities,      securities risk, credit risk,
Inc.                  Portfolio               return, consistent     debt securities (including up    debt securities risk,
                                              with the preservation  to 15% in high yield or "junk    derivatives risk, equity
SUB-ADVISER:                                  of capital and with    bonds"), and money market        securities risk, foreign
T. Rowe Price                                 prudent investment     instruments. Invests primarily   investment risk, high-yield,
Associates, Inc.                              risk.                  in common stocks of established  lower-grade debt securities
                                                                     companies believed to have       risk, interest rate risk,
                                                                     potential for growth. Debt       manager risk, market and
                                                                     securities and convertible       company risk, market
                                                                     bonds may often constitute a     capitalization risk, maturity
                                                                     significant portion of the       risk, securities lending
                                                                     Portfolio's investment           risk, special situations
                                                                     portfolio. Up to 25% of the      risk, and value investing
                                                                     Portfolio's net assets may be    risk.
                                                                     invested in foreign equity
                                                                     securities. The remaining
                                                                     assets may be invested in other
                                                                     securities, including
                                                                     convertibles, warrants,
                                                                     preferred stock, corporate and
                                                                     government debt, futures and
                                                                     options. May purchase debt
                                                                     securities of any maturity and
                                                                     credit quality.

INVESTMENT ADVISER:   ING T. Rowe Price       Long-term capital      Invests at least 80% of assets   Derivatives risk, foreign
ING Life Insurance    Diversified Mid Cap     appreciation.          in equity securities of          investment risk, growth stock
and Annuity Company   Growth Portfolio                               companies having a market        risk, market and company
                                                                     capitalization within the range  risk, mid-capitalization
SUB-ADVISER:                                                         of companies in the Russell      company risk, portfolio
T. Rowe Price                                                        MidCap(R) Growth Index or the    turnover risk and
Associates Inc.                                                      S&P Mid Cap 400 Index. Focuses   over-the-counter ("OTC")
                                                                     on midsize companies whose       investment risk.
                                                                     earnings are expected to grow
                                                                     at a rate faster than the
                                                                     average company. Other
                                                                     securities in which the
                                                                     Portfolio may invest include
                                                                     foreign stocks and futures, and
                                                                     options.

INVESTMENT ADVISER:   ING T. Rowe Price       Substantial dividend   Invests at least 80% of its      Convertible securities risk,
Directed Services,    Equity Income           income as well as      assets in common stocks, with    debt securities risk,
Inc.                  Portfolio               long-term growth of    65% in the common stocks of      derivatives risk, foreign
                                              capital.               well-established companies       investment risk, high-yield,
SUB-ADVISER:                                                         paying above-average dividends.  lower-grade debt securities
T. Rowe Price                                                        May invest in convertible        risk, manager risk, market
Associates, Inc.                                                     securities, warrants, preferred  and company risk, and value
                                                                     stocks, foreign securities,      investing risk.
                                                                     debt securities (including high
                                                                     yield debt securities) and
                                                                     futures and options.

INVESTMENT ADVISER:   ING T. Rowe Price       Long-term capital      Invests at least 80% of assets   Currency risk, depositary
ING Life Insurance    Growth Equity           growth, and            in common stocks. Concentrates   receipt risk, derivatives
and Annuity Company   Portfolio               secondarily,           in growth companies. The         risk, emerging markets risk,
                                              increasing dividend    Portfolio may have exposure to   foreign investment risk,
SUB-ADVISER:                                  income.                foreign currencies and           growth investing risk, market
T. Rowe Price                                                        investment may include foreign   and company risk and
Associates, Inc.                                                     securities, hybrids, depositary  portfolio turnover risk.
                                                                     receipt securities and
                                                                     derivatives. Investments in
                                                                     foreign securities are limited
                                                                     to 30%.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING UBS U.S. Large Cap  Long-term growth of    Invests at least 80% of net      Derivatives risk, market and
ING Life Insurance    Equity Portfolio        capital and future     assets in U.S. large             company risk,
and Annuity Company                           income.                capitalization equity            mid-capitalization company
                                                                     securities (defined as those     risk, over-the-counter
SUB-ADVISER:                                                         with a market capitalization     ("OTC") investment risk,
UBS Global Asset                                                     range equal to that of the       portfolio turnover risk,
Management                                                           Russell 1000(R) Index).          small-capitalization company
(Americas) Inc.                                                      Investments may include          risk, and stock risk.
                                                                     dividend-paying securities,
                                                                     common stock and preferred
                                                                     stock. In general, the
                                                                     Portfolio emphasizes large
                                                                     capitalization stocks, but also
                                                                     may hold small and intermediate
                                                                     cap stocks. The Portfolio may
                                                                     use options, futures, and other
                                                                     derivatives.

INVESTMENT ADVISER:   ING Van Kampen          Seeks capital growth   Invests in equity securities of  Convertible securities risk,
ING Life Insurance    Comstock Portfolio      and income.            companies of any                 currency risk, derivatives
and Annuity Company                                                  market-capitalization; up to     risk, foreign investment
                                                                     10% of assets in high-quality    risk, interest rate risk,
SUB-ADVISER:                                                         short-term debt securities and   market and company risk,
Van Kampen (Morgan                                                   investment grade corporate debt  mid-capitalization company
Stanley Investment                                                   securities; up to 25% of assets  risk, portfolio turnover
Management, Inc.)                                                    in foreign securities; and       risk, small-capitalization
                                                                     derivatives. Equity securities   company risk, and stock risk.
                                                                     in which the Portfolio may
                                                                     invest includes common and
                                                                     preferred stocks and
                                                                     convertible securities.

INVESTMENT ADVISER:   ING Van Kampen Equity   Total return,          Invests at least 80% of it net   Allocation risk, call risk,
ING Life Insurance    and Income Portfolio    consisting of          assets in equity and income      convertible securities risk,
and Annuity Company                           long-term capital      securities. Invests primarily    credit risk, derivatives
                                              appreciation and       in income-producing equity       risk, foreign investment
SUB-ADVISER:                                  current income.        instruments (including common    risk, interest rate risk,
Van Kampen (Morgan                                                   stock, preferred stock and       market and company risk,
Stanley Investment                                                   convertible securities) and      mid-capitalization company
Management, Inc.)                                                    investment grade quality debt    risk, portfolio turnover risk
                                                                     securities. Invests at least     and small-capitalization
                                                                     65% in income producing equity   company risk.
                                                                     securities and up to 25% in
                                                                     foreign securities.

INVESTMENT ADVISER:   ING Van Kampen Equity   Long-term capital      Invests at least 80% of assets   Equity securities risk,
Directed Services,    Growth Portfolio        appreciation.          of the Portfolio in equity       foreign investment risk,
Inc.                                                                 securities primarily of          growth investing risk,
                                                                     growth-oriented U.S. companies   manager risk, market and
SUB-ADVISER:                                                         and, to a limited extent, of     company risk, and portfolio
Van Kampen                                                           foreign companies that are       turnover risk.
                                                                     listed on U.S. exchanges or
                                                                     traded in U.S. markets.

INVESTMENT ADVISER:   ING Van Kampen Global   Long-term capital      Invests primarily in equity      Currency risk, derivatives
Directed Services,    Franchise Portfolio     appreciation.          securities of companies of any   risk, diversification risk,
Inc.                                                                 size located throughout the      emerging markets risk, equity
                                                                     world, based on a value          securities risk, foreign
SUB-ADVISER:                                                         investing approach. Invests at   investment risk, manager
Van Kampen                                                           least 65% in securities of       risk, market and company
                                                                     issuers from a number of         risk, market capitalization
                                                                     different countries, which may   risk, mid-capitalization
                                                                     include the United States. May   company risk,
                                                                     invest in securities of issuers  small-capitalization company
                                                                     in emerging markets and          risk, and value investing
                                                                     derivatives. The Portfolio is    risk.
                                                                     non-diversified.

INVESTMENT ADVISER:   ING Van Kampen Growth   Long-term growth of    Invests primarily in             Convertible securities risk,
Directed Services,    and Income Portfolio    capital and income     income-producing equity          debt securities risk,
Inc.                                                                 securities of issuers of any     derivatives risk, equity
                                                                     size, but with a focus on        securities risk, foreign
SUB-ADVISER:                                                         larger-capitalization            investment risk, growth
Van Kampen                                                           companies, including common      investing risk, manager risk,
                                                                     stocks and convertibles;         market and company risk,
                                                                     although investments are also    market capitalization risk,
                                                                     made in non-convertible          mid-capitalization company
                                                                     preferred stocks and investment  risk, and
                                                                     grade debt securities, foreign   small-capitalization company
                                                                     securities (up to 25%), and      risk.
                                                                     derivatives.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Van Kampen Real     Capital appreciation.  Invests at least 80% of its      Convertible securities risk,
Directed Services,    Estate Portfolio        Current income is a    assets in equity securities of   debt securities risk,
Inc.                                          secondary objective.   companies in U.S. real estate    derivatives risk,
                                                                     industry that are listed on      diversification risk, equity
SUB-ADVISER:                                                         national exchanges or the        securities risk, high-yield,
Van Kampen                                                           NASDAQ. The Portfolio is         lower-grade debt securities
                                                                     non-diversified. May also        risk, industry concentration
                                                                     invest in debt or convertible    risk, manager risk, market
                                                                     securities of companies whose    and company risk,
                                                                     products and services related    mortgage-related securities
                                                                     to the real estate industry, up  risk, REIT risk, and sector
                                                                     to 25% in financial              risk.
                                                                     institutions which issue or
                                                                     service mortgages, securities
                                                                     of companies which have
                                                                     significant real estate
                                                                     holdings, up to 20% in high
                                                                     yield debt securities and
                                                                     convertible bonds, mortgage-
                                                                     and asset-backed securities and
                                                                     covered options on securities
                                                                     and stock indexes.

INVESTMENT ADVISER:   ING VP Balanced         Maximize investment    Invests in a mixture of equity   Allocation risk, convertible
ING Investments, LLC  Portfolio               return with            securities such as common and    securities risk, derivatives
                                              reasonable safety of   preferred stock, debt such as    risk, foreign investment
SUB-ADVISER:                                  principal.             bonds, mortgage-related and      risk, high-yield, lower-grade
ING Investment                                                       other asset-backed securities,   debt securities risk,
Management Co.                                                       U.S. government securities and   interest rate risk, mortgage
                                                                     money market instruments.        risk, portfolio turnover
                                                                     Typically maintains 75% in       risk, price volatility risk
                                                                     equities and 25% in debt         and U.S. government
                                                                     (including money market          securities risk.
                                                                     instruments). May also invest
                                                                     in convertible securities,
                                                                     foreign debt securities and
                                                                     derivatives.

INVESTMENT ADVISER:   ING VP Growth and       Maximize total         Invests at least 65% of assets   Convertible securities risk,
ING Investments, LLC  Income Portfolio        return.                in equity securities of large    derivatives risk, foreign
                                                                     U.S. companies believed to have  investment risk, market
SUB-ADVISER:                                                         above-average growth potential.  trends risk, portfolio
ING Investment                                                       Strategically invests in         turnover risk, price
Management Co.                                                       mid-sized companies and up to    volatility risk, and
                                                                     25% in foreign issuers. May      securities lending risk.
                                                                     invest in derivatives.

INVESTMENT ADVISER:   ING VP Growth           Growth of capital.     Invests primarily in equity      Convertible securities risk,
ING Investments, LLC  Portfolio                                      securities of large U.S.         derivatives risk, foreign
                                                                     companies (with a market         investment risk, growth
SUB-ADVISER:                                                         capitalization of at least $4    investing risk, portfolio
ING Investment                                                       billion) believed to have        turnover risk, price
Management Co.                                                       growth potential, although it    volatility risk, and
                                                                     may invest in companies of any   securities lending risk.
                                                                     size. The Portfolio may also
                                                                     invest in derivatives and
                                                                     foreign securities.

INVESTMENT ADVISER:   ING VP High Yield Bond  High level of current  Invests at least 80% of its      Credit risk, derivatives
ING Investments, LLC  Portfolio               income and total       assets in a portfolio of         risk, foreign investment
                                              return.                high-yield bonds ("junk          risk, high yield, lower-grade
SUB-ADVISER:                                                         bonds"). May also invest in      debt securities risk,
ING Investment                                                       investment grade debt            illiquid securities risk,
Management Co.                                                       securities, common stocks and    interest rate risk, portfolio
                                                                     preferred stocks, U.S.           turnover risk, price
                                                                     government securities, and       volatility risk, and
                                                                     money market instruments.        securities lending risk.

INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  LargeCap Portfolio      return performance of  in equity securities included    risk, price volatility risk
                                              the Standard & Poor's  in the S&P 500 Index and have a  and securities lending risk.
SUB-ADVISER:                                  500 Composite Stock    market capitalization of at
ING Investment                                Price Index ("S&P 500  least $4 billion. May also
Management Co.                                Index").               invest in derivatives and other
                                                                     investment companies.

INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  MidCap Portfolio        return performance of  in securities of                 risk, mid-capitalization
                                              the Standard & Poor's  mid-capitalization companies     company risk, price
SUB-ADVISER:                                  MidCap 400 Index       included in the S&P 400 Index.   volatility risk and
ING Investment                                ("S&P 400 Index").     May invest in derivatives.       securities lending risk.
Management Co.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  SmallCap Portfolio      return performance of  in securities of                 risk, price volatility risk,
                                              the Standard & Poor's  small-capitalization companies   securities lending risk and
SUB-ADVISER:                                  SmallCap 600 Index     included in the S&P 600 Index.   small-capitalization company
ING Investment                                ("S&P 600 Index"),     May invest in derivatives.       risk.
Management Co.                                while maintaining a
                                              market level of risk.

INVESTMENT ADVISER:   ING VP Intermediate     Maximize total return  Invests at least 80% of its      Credit risk, debt securities
ING Investments, LLC  Bond Portfolio          consistent with        assets in a portfolio of bonds   risk, derivatives risk,
                                              reasonable risk.       including government,            extension risk, foreign
SUB-ADVISER:                                                         corporate, and mortgage bonds.   investment risk, high-yield,
ING Investment                                                       May also invest in high-yield    lower-grade debt securities
Management Co.                                                       bonds ("junk bonds") but will    risk, interest rate risk,
                                                                     seek to maintain a minimum       mortgage-related securities
                                                                     average quality rating of        risk, portfolio turnover
                                                                     investment grade. May also       risk, prepayment risk, price
                                                                     invest in preferred stocks,      volatility risk, securities
                                                                     high quality money market        lending risk and U.S.
                                                                     instruments, municipal bonds,    government securities risk.
                                                                     debt securities of foreign
                                                                     issuers, mortgage- and
                                                                     asset-backed securities,
                                                                     options and future contracts
                                                                     involving securities, security
                                                                     indices and interest rates. May
                                                                     engage in dollar role
                                                                     transactions and swap
                                                                     agreements.

INVESTMENT ADVISER:   ING VP International    Seeks long-term        Invests at least 80% of its      Convertible securities risk,
ING Investments, LLC  Equity Portfolio        capital growth.        assets in equity securities. At  derivatives risk, emerging
                                                                     least 65% of the Portfolio's     markets risk, foreign
SUB-ADVISER:                                                         assets will normally be          investment risk, market
ING Investment                                                       invested in securities of        trends risk, portfolio
Management Co.                                                       companies of any size            turnover risk, price
                                                                     principally traded in a number   volatility risk and
                                                                     of different countries outside   securities lending risk.
                                                                     of the U.S. May also invest in
                                                                     emerging markets. These
                                                                     securities include common
                                                                     stocks and convertibles. May
                                                                     invest in derivative
                                                                     instruments.

INVESTMENT ADVISER:   ING VP MidCap           Long-term capital      Invests at least 80% of its      Market trends risk, mid-cap
ING Investments, LLC  Opportunities           appreciation.          assets in equity securities of   company risk, portfolio
                      Portfolio                                      medium-sized U.S. companies      turnover risk, price
SUB-ADVISER:                                                         (defined as those whose market   volatility risk and
ING Investment                                                       capitalizations fall within the  securities lending risk.
Management Co.                                                       range of companies in the
                                                                     Russell MidCap Growth(R) Index)
                                                                     believed to have growth
                                                                     potential.

INVESTMENT ADVISER:   ING VP Real Estate      Total return.          Invests at least 80% of its      Illiquid securities risk,
ING Investments, LLC  Portfolio                                      assets in common and preferred   industry risk, initial public
                                                                     stocks of U.S. real estate       offerings risk, manager risk,
SUB-ADVISER:                                                         investment trusts ("REITs") and  market trends risk,
ING Clarion Real                                                     real estate companies of any     diversification risk, price
Estate Securities                                                    market capitalization. Will      volatility risk, real estate
L.P.                                                                 generally not invest in          risk, securities lending
                                                                     companies with market            risk.
                                                                     capitalizations of less than $1
                                                                     million. May invest in initial
                                                                     public offerings.

INVESTMENT ADVISER:   ING VP Small Company    Growth of capital.     Invests in at least 80% of       Derivatives risk, foreign
ING Investments, LLC  Portfolio                                      assets in equity securities of   investment risk, market
                                                                     small-sized U.S. companies       trends risk, price volatility
SUB-ADVISER:                                                         (defined as those included in    risk, securities lending risk
ING Investment                                                       the S&P SmallCap 600 Index or    and small-capitalization
Management Co.                                                       Russell 2000(R) Index) believed  company risk.
                                                                     to have growth potential. May
                                                                     also invest in derivatives and,
                                                                     to a limited extent, foreign
                                                                     securities.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING VP SmallCap         Long-term capital      Invests at least 80% of its      Market trends risk, portfolio
ING Investments, LLC  Opportunities           appreciation.          assets in equity securities of   turnover risk, price
                      Portfolio                                      smaller, lesser-known U.S.       volatility risk, securities
SUB-ADVISER:                                                         companies (defined as those      lending risk and
ING Investment                                                       with market capitalizations      small-capitalization company
Management Co.                                                       that fall within the range of    risk.
                                                                     companies in the Russell 2000
                                                                     Growth Index) believed to have
                                                                     growth potential.

INVESTMENT ADVISER:   ING VP Value            Growth of capital.     Invests at least 65% of its      Foreign investment risk,
ING Investments, LLC  Opportunity Portfolio                          total assets in common stocks.   price volatility risk,
                                                                     The Portfolio may invest in      securities lending risk and
SUB-ADVISER:                                                         companies of any size although   value investing risk.
ING Investment                                                       it tends to invest in companies
Management Co.                                                       with a market capitalization
                                                                     greater than $1 billion. May
                                                                     also invest the remaining 35%
                                                                     in other types of securities
                                                                     including foreign securities
                                                                     and securities of smaller
                                                                     companies.

INVESTMENT ADVISER:   ING Wells Fargo Mid     Long-term capital      Invests at least 80% of its net  Debt securities risk, foreign
Directed Services,    Cap Disciplined         growth.                assets (plus borrowings for      investment risk, manager
Inc.                  Portfolio                                      investment purposes) in          risk, market and company
                                                                     securities of                    risk, market capitalization
SUB-ADVISER:                                                         mid-capitalization companies     risk, mid-capitalization
Wells Capital                                                        found within the range of        company risk, portfolio
Management                                                           companies comprising the         turnover risk, securities
                                                                     Russell Midcap(R) Value Index    lending risk, sector risk,
                                                                     at the time of purchase. May     and value investing risk.
                                                                     invest in any sector and may
                                                                     emphasize one or more
                                                                     particular sectors. May invest
                                                                     up to 25% of its assets in
                                                                     foreign securities and loan up
                                                                     to 33 1/3% of its total
                                                                     assets.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.

There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY

The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.

TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.

ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:

ALLOCATION RISK. Certain of the Underlying Fund will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Sub-Adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment

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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.


DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.

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DEPOSITARY RECEIPT RISK. An Underlying Fund may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

DERIVATIVES RISK. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with

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large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.

GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.

INDEX TRACKING RISK. An Underlying Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of an Underlying Fund's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by an Underlying Fund and investor purchases and sales of shares, which can occur daily.

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INDUSTRY CONCENTRATION RISK: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.

INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous

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time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition,


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mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also

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sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sector of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.


SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.


SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may


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not succeed, and the value of stock shares could decline significantly.
Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.


VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS

ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments
managed over $     billion in assets. ING Investments' principal address is 7337
East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each LifeStyle Portfolio. For each LifeStyle Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the advisory and sub-advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.

The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge,

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leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES


Each Portfolio's shares are classified into Adviser Class, Class I, Service Class, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS


ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial

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intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio post its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   - Securities of an issuer that has entered into a restructuring;

   - Securities whose trading has been halted or suspended;

   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and

   - Securities that are restricted as to transfer or resale.

Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.

When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS

The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand each of the Portfolio's Class I shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

Because the Class I shares of the LifeStyle Portfolios had not commenced operations as of December 31, 2005 (the LifeStyle Portfolios' fiscal year end), audited financial highlights are presented for Service Class shares of the Portfolios.


ING LIFESTYLE MODERATE PORTFOLIO


                                                                      SERVICE CLASS
                                                                      --------------
                                                                      MAY 3, 2004(1)
                                                                            TO
                                                                       DECEMBER 31,
                                                                           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
  Net asset value, beginning of period                              $          10.04
  Income (loss) from investment operations:
  Net investment income (loss)                                      $           0.17
  Net realized and unrealized gain on investments                   $           0.72
  Total from investment operations                                  $           0.89
  Net asset value, end of period                                    $          10.93
  TOTAL RETURN(2)                                                   %           8.86

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                 $        210,753
  Ratios to average net assets:
  Net expense after expense reimbursement(3)(4)(5)                  %           0.14
  Gross expenses prior to expense reimbursement(4)(5)               %           0.19
  Net investment income (loss) after expense reimbursement(3)(4)    %           5.82
  Portfolio turnover rate                                           %             34


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


                                                                      SERVICE CLASS
                                                                      --------------
                                                                      MAY 3, 2004(1)
                                                                            TO
                                                                       DECEMBER 31,
                                                                           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                             $          10.02
   Income (loss) from investment operations:
   Net investment income (loss)                                     $           0.14
   Net realized and unrealized gain on investments                  $           0.91
   Total from investment operations                                 $           1.05
   Net asset value, end of period                                   $          11.07
   TOTAL RETURN(2)                                                  %          10.48

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                $        452,111
   Ratios to average net assets:
   Net expense after expense reimbursement(3)(4)(5)                 %           0.14
   Gross expenses prior to expense reimbursement(4)(5)              %           0.19
   Net investment income (loss) after expense reimbursement(3)(4)   %           4.63
   Portfolio turnover rate                                          %             35


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE GROWTH PORTFOLIO


                                                                      SERVICE CLASS
                                                                      --------------
                                                                      MAY 3, 2004(1)
                                                                            TO
                                                                       DECEMBER 31,
                                                                           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                             $          10.07
   Income (loss) from investment operations:
   Net investment income (loss)                                     $           0.08
   Net realized and unrealized gain on investments                  $           1.10
   Total from investment operations                                 $           1.18
   Net asset value, end of period                                   $          11.25
   TOTAL RETURN(2)                                                  %          11.72

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                $        472,708
   Ratios to average net assets:
   Net expense after expense reimbursement(3)(4)(5)                 %           0.14
   Gross expenses prior to expense reimbursement(4)(5)              %           0.19
   Net investment income (loss) after expense reimbursement(3)(4)   %           2.67
   Portfolio turnover rate                                          %             30


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


                                                                      SERVICE CLASS
                                                                      --------------
                                                                      MAY 3, 2004(1)
                                                                            TO
                                                                       DECEMBER 31,
                                                                           2004
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                             $          10.06
   Income (loss) from investment operations:
   Net investment income (loss)                                     $           0.02
   Net realized and unrealized gain on investments                  $           1.29
   Total from investment operations                                 $           1.31
   Net asset value, end of period                                   $          11.37
   TOTAL RETURN(2)                                                  %          13.02

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                $        213,366
   Ratios to average net assets:
   Net expense after expense reimbursement(3)(4)(5)                 %           0.14
   Gross expenses prior to expense reimbursement(4)(5)              %           0.19
   Net investment income (loss) after expense reimbursement(3)(4)   %           0.62
   Portfolio turnover rate                                          %             23


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

WHERE TO GO TO OBTAIN MORE INFORMATION

A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006
SERVICE CLASS (FORMERLY SERVICE 1 CLASS)

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.


AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                PAGE
INTRODUCTION
  ING Investors Trust                                                                   2
  An Introduction to the Lifestyle Portfolios                                           2
  Classes of Shares                                                                     2
  An Introduction to the Asset Allocation Process                                       2
DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                4
  ING LifeStyle Moderate Portfolio                                                      5
  ING LifeStyle Moderate Growth Portfolio                                               8
  ING LifeStyle Growth Portfolio                                                       11
  ING LifeStyle Aggressive Growth Portfolio                                            14
PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                     17
  Examples                                                                             20
MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                 21
  Investment Objectives, Main Investments                                              21
    and Risks of the Underlying Funds
DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND
  RISKS OF THE UNDERLYING FUNDS                                                        22
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                        37
  Performance of the Underlying Funds Will Vary                                        37
  Temporary Defensive Positions                                                        37
  Conflict of Interest                                                                 37
  Risk Associated with an Investment in the Underlying Funds                           37
MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                                               46
  Asset Allocation Committee                                                           46
  Information about Ibbotson Associates                                                46
  Portfolio Distribution                                                               46
  Additional Information Regarding Classes of Shares                                   46
  How ING Groep Compensates Entities Offering Our Portfolios as
    Investment Options in Their Insurance Products                                     47
  Administrator                                                                        47
INFORMATION FOR INVESTORS
  About Your Investment                                                                48
  Interests of the Holders of Variable Insurance Contracts and
    Policies and Qualified Retirement Plans                                            48
  Frequent Trading - Market Timing                                                     48
  Portfolio Holdings Disclosure Policy                                                 49
  Net Asset Value                                                                      49
  Additional Information About the LifeStyle Portfolios                                50
  Percentage and Rating Limitation                                                     50
  A Word About Portfolio Diversity                                                     50
  Taxes and Distributions                                                              50
  Reports to Shareholders                                                              51
  Financial Highlights                                                                 52
WHERE TO GO TO OBTAIN MORE INFORMATION                                          Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.


AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The LifeStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 21 of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio, except for the ING Lifestyle Aggressive Growth Portfolio, may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. The ING Lifestyle Aggressive Growth Portfolio does not invest in fixed-income funds. You should evaluate the LifeStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").


This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.


ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:

     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


ING Investments has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                           ING LIFESTYLE                                        ING LIFESTYLE
                                  ING LIFESTYLE           MODERATE GROWTH             ING LIFESTYLE           AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO            PORTFOLIO              GROWTH PORTFOLIO              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                     ING Investments, LLC      ING Investments, LLC      ING Investments, LLC      ING Investments, LLC

INVESTMENT PROFILE          Your focus is on keeping  You want the opportunity  You seek an investment    You are an aggressive
                            pace with inflation.      for long-term moderate    geared for growth and can investor and are willing
                            Income and capital        growth.                   tolerate short-term       to accept above average
                            appreciation desired.                               market-swings.            risk.

  SHORTER INVESTMENT HORIZON < ------------------------------------------------------------------------ > LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE        Growth of capital and     Growth of capital and a   Growth of capital and     Growth of capital.
                            current income.           low to moderate level of  some current income.
                                                      current income.

MAIN INVESTMENTS            A combination of          A combination of          A combination of          A combination of
                            Underlying Funds          Underlying Funds          Underlying Funds          Underlying Funds
                            according to a fixed      according to a fixed      according to a fixed      according to a fixed
                            formula that over time    formula that over time    formula that over time    formula that over time
                            should reflect an         should reflect an         should reflect an         should reflect an
                            allocation of             allocation of             allocation of             allocation of
                            approximately 50% in      approximately 65% in      approximately 80% in      approximately 100% in
                            equity securities and 50% equity securities and 35% equity securities and 20% equity securities.
                            in fixed income           in fixed income           in fixed income
                            securities.               securities.               securities.

                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                  ING LIFESTYLE            MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                               MODERATE PORTFOLIO             PORTFOLIO             GROWTH PORTFOLIO              PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET            U.S.                      U.S.                      U.S.                      U.S.
ALLOCATION TARGETS (AS OF   Large-Capitalization      Large-Capitalization      Large-Capitalization      Large-Capitalization
MAY 1, 2006) (1)            Growth Stocks          8% Growth Stocks         11% Growth Stocks         12% Growth Stocks          16%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Large-Capitalization      Large-Capitalization      Large-Capitalization      Large-Capitalization
                            Value Stocks          14% Value Stocks          15% Value Stocks          16% Value Stocks           22%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Mid-Capitalization        Mid-Capitalization        Mid-Capitalization        Mid-Capitalization
                            Stocks                 5% Stocks                 6% Stocks                11% Stocks                 11%

                            U.S.                      U.S.                      U.S.                      U.S.
                            Small-Capitalization      Small-Capitalization      Small-Capitalization      Small-Capitalization
                            Stocks                 4% Stocks                 6% Stocks                10% Stocks                 11%

                            Non-U.S.                  Non-U.S.                  Non-U.S.                  Non-U.S.
                            /International            /International            /International            /International
                            Stocks                14% Stocks                18% Stocks                20% Stocks                 27%

                            Emerging Markets          Emerging Markets          Emerging Markets          Emerging Markets
                            Stocks                 0% Stocks                 2% Stocks                 3% Stocks                  4%

                            Real Estate Stocks        Real Estate Stocks        Real Estate Stocks        Real Estate Stocks
                            (REITs)                5% (REITs)                7% (REITs)                8% (REITs)                 9%

                            High Yield Bonds       5% High Yield Bonds       5% High Yield Bonds       4% High Yield Bonds        0%

                            Bonds                 35% Bonds                 30% Bonds                 16% Bonds                   0%

                            Cash                  10% Cash                   0% Cash                   0% Cash                    0%

  LOWER RISK < ------------------------------------------------------------------------------------------------------ > HIGHER RISK

MAIN RISKS                  Credit Risk, Derivatives  Credit Risk, Derivatives  Credit Risk, Derivatives  Credit Risk, Derivatives
THE LIFESTYLE PORTFOLIOS    Risk, Foreign Investment  Risk, Foreign Investment  Risk, Foreign Investment  Risk, Foreign Investment
ARE EXPOSED TO THE SAME     Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Inflation Risk,     Risk, Interest Rate Risk,
RISKS AS THE UNDERLYING     Mortgage Risk, Price      Interest Rate Risk,       Interest Rate Risk,       Investment Risk, Mortgage
FUNDS IN DIRECT PROPORTION  Volatility Risk, and      Mortgage Risk, Price      Mortgage Risk, Price      Risk, Price Volatility
TO THE ALLOCATION OF        Real Estate Investment    Volatility Risk, and      Volatility Risk, and      and Real Estate
ASSETS AMONG UNDERLYING     Trust Risk.               Real Estate Investment    Real Estate Investment    Investment Trust Risk.
FUNDS. AN INVESTOR MAY                                Trust Risk.               Trust Risk.
LOSE MONEY IN EACH
PORTFOLIO.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LifeStyle Moderate Portfolio


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks    8%
                  U.S. Large-Capitalization Value Stocks    14%
                  U.S. Mid-Capitalization Stocks             5%
                  U.S. Small-Capitalization Stocks           4%
                  Non-U.S./International Stocks             14%
                  Emerging Markets Stocks                    0%
                  Real Estate Stocks (REITs)                 5%
                  High Yield Bonds                           5%
                  Bonds                                     35%
                  Cash                                      10%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the the Portfolio's Class S shares' from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]     [          ]%
           Worst: [          ] Quarter [          ]     [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Moderate Composite Index. The ING LifeStyle Moderate Composite Index is comprised of 25% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                             1 YEAR    5 YEARS       10 YEARS
                                                      (OR LIFE
                                                      OF CLASS)
    CLASS S RETURN                                                     N/A
    ING LifeStyle Moderate Composite Index               (2)           N/A



(1) Class S shares commenced operations on May 3, 2004. The performance information presented above is as of December 31, of each year or period.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks   11%
                  U.S. Large-Capitalization Value Stocks    15%
                  U.S. Mid-Capitalization Stocks             6%
                  U.S. Small-Capitalization Stocks           6%
                  Non-U.S./International Stocks             18%
                  Emerging Markets Stocks                    2%
                  Real Estate Stocks (REITs)                 7%
                  High Yield Bonds                           5%
                  Bonds                                     30%
                  Cash                                       0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]    [          ]%
           Worst: [          ] Quarter [          ]    [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Moderate Growth Composite Index. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR    5 YEARS       10 YEARS
                                                          (OR LIFE
                                                          OF CLASS)
        CLASS S RETURN                                                     N/A
        ING LifeStyle Moderate Growth
          Composite Index                                    (2)           N/A



(1) Class S shares commenced operations on May 3, 2004. The performance information presented above is as of December 31, of each year or period.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


              U.S. Large-Capitalization Growth
              Stocks                                           12%
              U.S. Large-Capitalization Value
              Stocks                                           16%
              U.S. Mid-Capitalization Stocks                   11%
              U.S. Small-Capitalization Stocks                 10%
              Non-U.S./International Stocks                    20%
              Emerging Markets Stocks                           3%
              Real Estate Stocks (REITs)                        8%
              High Yield Bonds                                  4%
              Bonds                                            16%
              Cash                                              0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]    [          ]%
           Worst: [          ] Quarter [          ]    [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Growth Composite Index. The ING LifeStyle Growth Composite Index is comprised of 35% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR    5 YEARS       10 YEARS
                                                          (OR LIFE
                                                          OF CLASS)
        CLASS S RETURN                                                     N/A
        ING LifeStyle Moderate Growth
          Composite Index(2)                                               N/A



(1) Class S shares commenced operations on May 3, 2004. The performance information presented above is as of December 31, of each year or period.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE


Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.


PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.


The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                U.S. Large-Capitalization Growth
                Stocks                                     16%
                U.S. Large-Capitalization Value
                Stocks                                     22%
                U.S. Mid-Capitalization Stocks             11%
                U.S. Small-Capitalization Stocks           11%
                Non-U.S./International Stocks              27%
                Emerging Markets Stocks                     4%
                Real Estate Stocks (REITs)                  9%
                High Yield Bonds                            0%
                Bonds                                       0%
                Cash                                        0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 21, "More Information on Risks" on page 37 and "Risks Associated with an Investment in the Underlying Funds" on page 37 in this Prospectus.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]

                          YEAR BY YEAR TOTAL RETURNS(1)

1996
1997
1998
1999
2000
2001
2002
2003
2004
2005


              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



           Best:  [          ] Quarter [          ]    [          ]%
           Worst: [          ] Quarter [          ]    [          ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to that of a broad measure of market performance - the ING LifeStyle Aggressive Growth Composite Index. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                 1 YEAR    5 YEARS         10 YEARS
                                                          (OR LIFE
                                                          OF CLASS)
        CLASS S RETURN                                                        N/A
        ING LifeStyle Moderate Growth
          Composite Index                                    (2)              N/A



(1) Class S shares commenced operations on May 3, 2004. The performance information presented above is as of December 31, of each year or period.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables that follow show the fees and expenses you pay if you buy and hold Class S shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.

                                 CLASS S SHARES

                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                                                                           TOTAL          WAIVERS,       TOTAL NET
                                   MANAGEMENT   DISTRIBUTION    SHAREHOLDER    OTHER     OPERATING     REIMBURSEMENTS,   OPERATING
         PORTFOLIO                (12b-1) FEE   (12b-1) FEE    SERVICES FEE   EXPENSES    EXPENSES   AND RECOUPMENTS(2)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                   0.14%            --           0.25%         %           %                    %          %
ING LifeStyle Moderate Growth            0.14%            --           0.25%         %           %                    %          %
ING LifeStyle Growth                     0.14%            --           0.25%         %           %                    %          %
ING LifeStyle Aggressive Growth          0.14%            --           0.25%         %           %                    %          %



(1) This table shows the estimated operating expenses of the Class S shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each LifeStyle Portfolio's actual operating expenses for its most recently completed fiscal year adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Portfolio has agreed for each Portfolio.

(2) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                          INDIRECT ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                                    TOTAL ANNUAL
                                                                     OPERATING     FEE WAIVER BY   NET OPERATING
                 UNDERLYING FUNDS                                     EXPENSES        ADVISER         EXPENSES
----------------------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio                               %               -               %
ING American Century Large Company Value Portfolio                           %               -               %
ING American Century Select Portfolio                                        %               -               %
ING Capital Guardian Small/Mid Cap Portfolio                                 %               -               %
ING Capital Guardian U.S. Equities Portfolio                                 %               -               %
ING Eagle Asset Capital Appreciation Portfolio                               %               -               %
ING Evergreen Omega Portfolio                                                %               -               %
ING FMR(SM) Diversified Mid Cap Portfolio                                    %               -               %
ING FMR(SM) Earnings Growth Portfolio(1)                                     %               %               %
ING Fundamental Research Portfolio                                           %               -               %
ING International Portfolio                                                  %               -               %
ING Janus Contrarian Portfolio                                               %               -               %
ING JPMorgan Emerging Markets Equity Portfolio                               %               -               %
ING JPMorgan International Portfolio                                         %               -               %
ING JPMorgan MidCap Value Portfolio                                          %               -               %
ING JPMorgan Small Cap Equity Portfolio                                      %               %               %
ING JPMorgan Value Opportunities Portfolio(1)                                %               %               %
ING Julius Baer Foreign Portfolio                                            %               -               %
ING Legg Mason Value Portfolio                                               %               -               %
ING Liquid Assets Portfolio                                                  %               -               %
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio                                                 %               -               %
ING Marsico International Opportunities Portfolio(1)                         %               %               %
ING Mercury Large Cap Value Portfolio                                        %               %               %
ING Mercury Large Cap Growth Portfolio                                       %               %               %
ING MFS Capital Opportunities Portfolio                                      %               -               %
ING MFS Mid Cap Growth Portfolio                                             %               -               %
ING MFS Total Return Portfolio                                               %               -               %
ING OpCap Balanced Value Portfolio                                           %               -               %
ING Oppenheimer Global Portfolio                                             %               -               %
ING Oppenheimer Main Street Portfolio(R)                                     %               -               %
ING Oppenheimer Strategic Income Portfolio                                   %               %               %
ING PIMCO Core Bond Portfolio                                                %               -               %
ING PIMCO High Yield Portfolio                                               %               -               %
ING Pioneer Fund Portfolio(1)                                                %               -               %
ING Pioneer Mid Cap Value Portfolio(1)                                       %               -               %
ING Salomon Brothers Aggressive Growth Portfolio                             %               -               %
ING Salomon Brothers All Cap Portfolio                                       %               -               %
ING Templeton Global Growth Portfolio                                        %               -               %
ING T. Rowe Price Capital Appreciation Portfolio                             %               -               %

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                                    TOTAL ANNUAL
                                                                     OPERATING     FEE WAIVER BY   NET OPERATING
                 UNDERLYING FUNDS                                     EXPENSES        ADVISER         EXPENSES
----------------------------------------------------------------------------------------------------------------
ING T. Rowe Price Diversified Mid Cap Growth Portfolio                       %               -               %
ING T. Rowe Price Equity Income Portfolio                                    %               -               %
ING T. Rowe Price Growth Equity Portfolio                                    %               -               %
ING UBS U.S. Large Cap Equity Portfolio                                      %               -               %
ING Van Kampen Comstock Portfolio                                            %               %               %
ING Van Kampen Equity and Income Portfolio                                   %               -               %
ING Van Kampen Equity Growth Portfolio                                       %               -               %
ING Van Kampen Global Franchise Portfolio                                    %               -               %
ING Van Kampen Growth and Income Portfolio                                   %               -               %
ING Van Kampen Real Estate Portfolio                                         %               -               %
ING VP Balanced Portfolio                                                    %               -               %
ING VP Growth and Income Portfolio                                           %               -               %
ING VP Growth Portfolio                                                      %               -               %
ING VP High Yield Bond Portfolio                                             %               %               %
ING VP Index Plus LargeCap Portfolio                                         %               -               %
ING VP Index Plus MidCap Portfolio                                           %               -               %
ING VP Index Plus SmallCap Portfolio                                         %               -               %
ING VP Intermediate Bond Portfolio                                           %               -               %
ING VP International Equity Portfolio                                        %               %               %
ING VP MidCap Opportunities Portfolio                                        %               %               %
ING VP Real Estate Portfolio                                                 %               %               %
ING VP Small Company Portfolio                                               %               -               %
ING VP SmallCap Opportunities Portfolio                                      %               %               %
ING VP Value Opportunity Portfolio                                           %               -               %
ING Wells Fargo Mid Cap Disciplined Portfolio
----------------------------------------------------------------------------------------------------------------



(1) As the Underlying Portfolio did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                  NET EXPENSE RATIOS

                  (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                     WAIVERS,
                                                                 REIMBURSEMENTS    NET OPERATING
          PORTFOLIO                   TOTAL OPERATING EXPENSES   AND RECOUPMENTS     EXPENSES
------------------------------------------------------------------------------------------------
ING LifeStyle Moderate                                     %                 %               %
ING LifeStyle Moderate Growth                              %                 %               %
ING LifeStyle Growth                                       %                 %               %
ING LifeStyle Aggressive Growth                            %                 %               %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.


EXAMPLE


The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



          PORTFOLIO                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------
ING LifeStyle Moderate                   $         $         $          $
ING LifeStyle Moderate Growth            $         $         $          $
ING LifeStyle Growth                     $         $         $          $
ING LifeStyle Aggressive Growth          $         $         $          $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)   economic and market forecasts;

   (iii)  proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)    the correlation and covariance among Underlying Funds.


As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 37 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING AllianceBernstein   Long-term growth or    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Mid Cap Growth          capital.               in common stock of               derivatives risk, foreign
Inc.                  Portfolio                                      mid-capitalization companies     investment risk, growth
                                                                     (those that have a market        investing risk, manager risk,
SUB-ADVISER:                                                         capitalization within the range  market and company risk,
Alliance Capital                                                     of companies in the Russell      market capitalization risk,
Management L.P.                                                      Midcap(R) Growth Index). May     mid-capitalization company
                                                                     also invest in convertibles,     risk, portfolio turnover
                                                                     investment grade instruments,    risk, securities lending risk
                                                                     U.S. government securities and   and U.S. government
                                                                     high quality, short-term         securities risk.
                                                                     obligations (including
                                                                     repurchase agreements, bankers'
                                                                     acceptances and domestic
                                                                     certificates of deposit), and
                                                                     foreign securities. May write
                                                                     exchange-traded call options
                                                                     (up to 25%), make secured loans
                                                                     on portfolio securities (up to
                                                                     25%), enter into repurchase
                                                                     agreements and enter into
                                                                     futures contracts on securities
                                                                     indices and options on such
                                                                     futures contracts.

INVESTMENT ADVISER:   ING American Century    Long-term capital      Invests at least 80% of its      Credit risk, currency risk,
ING Life Insurance    Large Company Value     growth. Income is a    assets in equity securities of   derivatives risk, foreign
and Annuity Company   Portfolio               secondary objective.   large capitalization companies   investment risk, interest
                                                                     (those with market               risk, market and company
SUB-ADVISER:                                                         capitalizations similar to       risk, portfolio turnover
American Century                                                     companies in the Russell 1000    risk, and value investing
Investment                                                           Index). Equity securities        risk.
Management, Inc.                                                     include common stocks,
                                                                     preferred stocks and
                                                                     equity-equivalent securities,
                                                                     such as debt securities and
                                                                     preferred stock convertible
                                                                     into common stock, and stock or
                                                                     stock index future contracts.
                                                                     May also invest a portion of
                                                                     its assets in derivative
                                                                     instruments, foreign
                                                                     securities, debt securities of
                                                                     companies, and debt obligations
                                                                     of governments and their
                                                                     agencies or similar securities.

INVESTMENT ADVISER:   ING American Century    Long-term capital      Invests in stocks of companies   Currency risk, derivatives
ING Life Insurance    Select Portfolio        appreciation.          that the Sub-Adviser believes    risk, foreign investment
and Annuity Company                                                  will increase in value over      risk, growth investing risk,
                                                                     time. Generally invests in       market and company risk and
SUB-ADVISER:                                                         larger companies, though may     portfolio turnover risk,.
American Century                                                     invest in companies of any
Investment                                                           size. May invest in foreign
Management, Inc.                                                     companies located and doing
                                                                     business in developed
                                                                     countries.

INVESTMENT ADVISER:   ING Capital Guardian    Long-term capital      Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Small/Mid Cap           appreciation.          in equity securities of          depositary receipt risk,
Inc.                  Portfolio                                      small/mid capitalization         equity securities risk,
                                                                     companies, defined to include    foreign investment risk,
SUB-ADVISER:                                                         companies with capitalizations   growth investing risk,
Capital Guardian                                                     within the range of companies    manager risk, market and
Trust Company                                                        included in the custom Russell   company risk, market
                                                                     2800 Index. Equity investments   capitalization risk,
                                                                     include common or preferred      mid-capitalization company
                                                                     stocks and convertible           risk, over-the-counter
                                                                     securities. May hold ADRs and    ("OTC") investment risk,
                                                                     EDRs and GDRs. May invest in     securities lending risk,
                                                                     money market instruments and     small-capitalization company
                                                                     repurchase agreements.           risk and value investing
                                                                                                      risk.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Capital Guardian    Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    U.S. Equities           capital and income.    in equity and equity-related     debt securities risk,
Inc.                  Portfolio                                      securities (including common     depositary receipt risk,
                                                                     and preferred stock and          equity securities risk,
SUB-ADVISER:                                                         convertible securities such as   foreign investment risk,
Capital Guardian                                                     warrants and rights) of issuers  growth investing risk,
Trust Company                                                        located in the U.S. with         manager risk, market and
                                                                     greater consideration given to   company risk, market
                                                                     potential appreciation and       capitalization risk,
                                                                     future dividends than to         securities lending risk and
                                                                     current income. May be invested  value investing risk.
                                                                     in American, European and
                                                                     Global Depositary Receipts;
                                                                     debt securities, and cash
                                                                     equivalents.

INVESTMENT ADVISER:   ING Eagle Asset         Capital appreciation.  Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Capital Appreciation    Dividend income is a   in equity securities of          derivatives risk, equity
Inc.                  Portfolio               secondary objective.   domestic and foreign issuers     securities risk. foreign
                                                                     that meet quantitative           investment risk, manager
SUB-ADVISER:                                                         standards relating to financial  risk, market and company
Eagle Asset                                                          soundness and high intrinsic     risk, market capitalization
Management, Inc.                                                     value relative to price. Equity  risk and portfolio turnover
                                                                     securities include common        risk.
                                                                     stocks, convertible securities,
                                                                     options on equities, and rights
                                                                     and warrants. May invest up to
                                                                     25% of its total assets in
                                                                     foreign issuers and use
                                                                     derivatives. May write covered
                                                                     put and call options that
                                                                     expose up to 55% of assets and
                                                                     may enter into futures
                                                                     contracts and options thereon
                                                                     and currency hedging
                                                                     transactions.

INVESTMENT ADVISER:   ING Evergreen Omega     Long-term capital      Invests primarily in common      Convertible securities risk,
Directed Services,    Portfolio               growth.                stocks and securities            equity securities risk,
Inc.                                                                 convertible into common stocks   foreign investment risk,
                                                                     of U.S. companies across all     growth investing risk,
SUB-ADVISER:                                                         market capitalizations. May      investment style risk,
Evergreen Investment                                                 also invest up to 25% of assets  manager risk, market
Management Company,                                                  in foreign securities.           capitalization risk,
LLC                                                                                                   mid-capitalization company
                                                                                                      risk, portfolio turnover
                                                                                                      risk, price volatility risk,
                                                                                                      and small company risk.

INVESTMENT ADVISER:   ING FMR(SM)             Long-term growth of    Invests at least 80% of assets   Derivatives risk, emerging
Directed Services,    Diversified Mid Cap     capital.               in securities of companies with  markets risk, foreign
Inc.                  Portfolio                                      medium market capitalizations    investment risk, growth
                                                                     (defined as those whose market   investing risk, manager risk,
SUB-ADVISER:                                                         capitalizations are similar to   market and company risk,
Fidelity Management                                                  the market capitalizations of    market capitalization risk,
& Research Company                                                   companies in the Russell Midcap  mid-capitalization company
                                                                     Index or the S&P Midcap 400      risk, other investment
                                                                     Index). May invest in smaller    companies risk, portfolio
                                                                     or larger market                 turnover risk,
                                                                     capitalizations. May invest up   small-capitalization company
                                                                     to 25% of assets in foreign      risk, and value investing
                                                                     securities, including emerging   risk.
                                                                     markets and may buy and sell
                                                                     futures contracts and other
                                                                     investment companies.

INVESTMENT ADVISER:   ING FMR(SM) Earnings    Seeks growth of        Invests primarily in common      Equity securities risk,
Directed Services,    Growth Portfolio        capital over the long  stocks in which the Sub-Adviser  foreign investment risk,
Inc.                                          term.                  believes have above-average      growth investing risk,
                                                                     growth potential. May invest in  manager risk, market and
SUB-ADVISER:                                                         securities of foreign issuers    company risk, other
Fidelity Management                                                  and may use various techniques   investment companies risk,
& Research Company                                                   such as buying and selling       and portfolio turnover risk.
                                                                     futures contracts and other
                                                                     investment companies, including
                                                                     exchange-traded funds.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Fundamental         Seeks to maximize      Invests at least 65% of its      Convertible securities risk,
ING Life Insurance    Research Portfolio      total return through   total assets in common stocks    derivatives risk, foreign
and Annuity Company                           investments in a       and securities convertible into  markets risk, index tracking
                                              diversified portfolio  common stocks. May also invest   risk, market and company
SUB-ADVISER:                                  of common stocks and   in derivatives. Emphasizes       risk, market trends risk,
ING Investment                                securities             stocks of larger companies. May  mid-capitalization company
Management Co.                                convertible into       invest in mid-capitalization     risk, and stock risk.
                                              common stocks.         companies and may invest up to
                                                                     25% in foreign securities.

INVESTMENT ADVISER:   ING International       Long-term growth of    Invests at least 65% of its      Call risk, convertible
Directed Services,    Portfolio               capital.               assets in equity securities      securities risk, debt
Inc.                                                                 (including common and preferred  securities risk, derivatives
                                                                     stocks, warrants and             risk, emerging markets risk,
SUB-ADVISER:                                                         convertible securities) of       equity securities risk,
ING Investment                                                       issuers of any                   foreign investment risk,
Management Co.                                                       market-capitalization (but       interest rate risk, liquidity
                                                                     primarily large cap companies)   risk, manager risk, market
                                                                     located outside of the United    and company risk, market
                                                                     States, including emerging       capitalization risk, market
                                                                     markets. May also invest in      trends risk, maturity risk,
                                                                     government debt securities of    mid-capitalization company
                                                                     developed foreign countries.     risk, securities lending risk
                                                                     May invest up to 35% in          and small-capitalization
                                                                     securities of U.S. issuers       company risk.
                                                                     including investment-grade
                                                                     government and corporate debt
                                                                     securities.

INVESTMENT ADVISER:   ING Janus Contrarian    Capital appreciation.  Invests at least 80% of net      Debt securities risk,
Directed Services,    Portfolio                                      assets in equity securities      derivatives risk,
Inc.                                                                 with the potential for           diversification risk, equity
                                                                     long-term growth of capital.     securities risk, foreign
SUB-ADVISER:                                                         The Portfolio is                 investment risk, high-yield,
Janus Capital                                                        non-diversified. May also        lower-grade debt securities
Management LLC                                                       invest in foreign equity and     risk, interest rate risk,
                                                                     debt securities, up to 20% in    liquidity risk, manager risk,
                                                                     high yield debt securities       market and company risk,
                                                                     (junk bonds); derivatives;       market capitalization risk,
                                                                     securities purchased on a        maturity risk,
                                                                     when-issued, delayed delivery    mid-capitalization company
                                                                     or forward commitment basis;     risk, sector risk,
                                                                     illiquid securities (up to 15%)  small-capitalization company and may invest more than 25% of  risk, and special situations
                                                                     its total assets in securities   risk.
                                                                     of companies in one or more
                                                                     market sectors.

INVESTMENT ADVISER:   ING JPMorgan Emerging   Capital appreciation.  Invests at least 80% of its      Convertible securities risk,
Directed Services,    Markets Equity                                 assets in securities of issuers  debt securities risk,
Inc.                  Portfolio                                      located in at least three        derivatives risk, emerging
                                                                     countries with emerging          markets risk, equity
SUB-ADVISER:                                                         securities markets. Equity       securities risk, foreign
J.P. Morgan                                                          securities in which the          investment risk, high-yield,
Investment                                                           Portfolio may invest includes    lower-grade debt securities
Management Inc.                                                      common and preferred stocks,     risk, liquidity risk, manager
                                                                     convertible securities,          risk, market and company
                                                                     depositary receipts, rights and  risk, mortgage risk, other
                                                                     warrants to buy common stocks    investment companies risk,
                                                                     and privately-placed securities  portfolio turnover risk,
                                                                     and other investment companies.  security lending risk, and
                                                                     May invest in derivatives,       small-capitalization company
                                                                     high-quality, short-term money   risk.
                                                                     market instruments and
                                                                     repurchase agreements. May
                                                                     invest in debt securities,
                                                                     including high yield securities
                                                                     (junk bonds) and
                                                                     mortgage-related securities.
                                                                     May enter into dollar rolls.

INVESTMENT ADVISER:   ING JPMorgan            Long-term growth of    Invests at least 65% of assets   Credit risk, currency risk,
ING Life Insurance    International           capital.               in equity securities of foreign  emerging markets risk,
and Annuity Company   Portfolio                                      companies with high growth       foreign investment risk,
                                                                     potential (including those       geographic focus risk,
SUB-ADVISER:                                                         located in countries with        high-yield, lower-grade debt
J.P. Morgan Asset                                                    emerging market economies). May  securities risk, interest
Management (London)                                                  invest in debt securities        rate risk, and market and
Limited                                                              issued by foreign and U.S.       company risk.
                                                                     companies including
                                                                     non-investment grade debt
                                                                     securities.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING JPMorgan Mid Cap    Growth from capital    Invests at least 80% of assets   Convertible securities risk
ING Life Insurance    Value Portfolio         appreciation.          in common stocks of companies    depositary receipt risk,
and Annuity Company                                                  with market capitalizations of   derivatives risk,
                                                                     $1 billion to $20 billion.       diversification risk, foreign
SUB-ADVISER:                                                         Normally invests in securities   investment risk, interest
J.P. Morgan                                                          that are traded on registered    rate risk, market and company
Investment                                                           exchanges or the                 risk, mid-capitalization
Management, Inc.                                                     over-the-counter market in the   company risk,
                                                                     United States. May invest in     over-the-counter ("OTC")
                                                                     other equity securities,         investment risk, portfolio
                                                                     including convertible and        turnover risk and
                                                                     foreign securities (which may    small-capitalization company
                                                                     take the form of depositary      risk.
                                                                     receipts); and derivatives.

INVESTMENT ADVISER:   ING JPMorgan Small Cap  Capital growth over    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Equity Portfolio        the long term.         total assets in equity           derivatives risk, equity
Inc.                                                                 securities of small-cap          securities risk, foreign
                                                                     companies (defined as those      investment risk, growth
SUB-ADVISER:                                                         with market capitalization       investing risk, manager risk,
J.P. Morgan                                                          equal to those within a          market and company risk,
Investment                                                           universe of Russell 2000(R)      market capitalization risk,
Management Inc.                                                      Index stocks). May also invest   mid-capitalization company
                                                                     up to 20% of its total assets    risk, mortgage-related
                                                                     in: foreign securities,          securities risk, REIT risk,
                                                                     including depositary receipts,   small-capitalization company
                                                                     convertible securities,          risk, and value investing
                                                                     high-quality money market        risk.
                                                                     instruments and repurchase
                                                                     agreements; and may invest in
                                                                     real estate investment trusts
                                                                     and derivatives.

INVESTMENT ADVISER:   ING JPMorgan Value      Long-term capital      Invests at least 80% of it       Convertible securities risk,
Directed Services,    Opportunities           appreciation.          assets in equity securities of   derivatives risk, equity
Inc.                  Portfolio                                      mid- and large-capitalization    securities risk, interest
                                                                     companies (mid-capitalization    rate risk, investment style
SUB-ADVISER:                                                         companies are those with market  risk, manager risk, market
J.P. Morgan                                                          capitalizations between $2       and company risk, market
Investment                                                           billion and $5 billion and       capitalization risk,
Management Inc."                                                     large-capitalization companies   mid-capitalization company
                                                                     are those with market            risk, mortgage-related
                                                                     capitalization over $5           securities risk, other
                                                                     billion). Equity securities in   investment companies risk,
                                                                     which the Portfolio may invest   and price volatility risk.
                                                                     include common stocks,
                                                                     preferred stocks, convertible
                                                                     securities, depositary receipts
                                                                     and warrants to buy common
                                                                     stocks. May invest in shares of
                                                                     investment companies, including
                                                                     shares of affiliated money
                                                                     market funds. May invest in
                                                                     derivatives, mortgage-related
                                                                     securities issued by government
                                                                     entities and private issuers,
                                                                     and high-quality money market
                                                                     instruments and repurchase
                                                                     agreements.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Julius Baer         Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Foreign Portfolio       capital.               in equity securities tied        debt securities risk,
Inc.                                                                 economically to countries        derivatives risk, emerging
                                                                     outside the United States,       markets risk, equity
SUB-ADVISER:                                                         including common and preferred   securities risk, foreign
Julius Baer                                                          stocks, American, European and   investment risk, high-yield,
Investment                                                           Global depositary receipts,      lower-grade debt securities
Management LLC                                                       convertible securities, rights,  risk, liquidity risk, market
                                                                     warrants and other investment    and company risk, market
                                                                     companies, including             capitalization risk,
                                                                     exchange-traded funds. Normally  mid-capitalization company
                                                                     has a bias towards larger        risk, other investment
                                                                     companies (e.g., with market     companies risk, portfolio
                                                                     capitalizations of $10 billion   turnover risk, price
                                                                     or greater), but may also        volatility risk, securities
                                                                     invest in small- and mid-sized   lending risk and small
                                                                     companies. May invest up to 25%  company risk.
                                                                     of assets in issuers in
                                                                     emerging markets and may invest
                                                                     in debt securities (up to 10%
                                                                     in non-investment grade bonds).
                                                                     May invest in derivatives and
                                                                     may lend its portfolio
                                                                     securities. Will invest at
                                                                     least 65% in no fewer than
                                                                     three different companies
                                                                     located outside the U.S.

INVESTMENT ADVISER:   ING Legg Mason Value    Long-term growth of    Invests primarily in equity      Call risk, convertible
Directed Services,    Portfolio               capital.               securities, including foreign    securities risk, credit risk,
Inc.                                                                 securities. Generally invests    currency risk, debt
                                                                     in companies with market         securities risk,
SUB-ADVISER:                                                         capitalization greater than $5   diversification risk, equity
Legg Mason Capital                                                   billion, but may invest in       securities risks, foreign
Management, Inc.                                                     companies of any size. May also  investment risk, growth
                                                                     invest in convertible and debt   investing risk, high-yield,
                                                                     securities. May invest up to     lower-grade debt securities
                                                                     25% of assets in long-term debt  risk, interest rate risk, securities, and up to 10% of in  investment models risk,
                                                                     high yield securities ("junk     manager risk, market and
                                                                     bonds"). The Portfolio is        company risk, market trends
                                                                     non-diversified.                 risk, mid-capitalization
                                                                                                      company risk,
                                                                                                      over-the-counter ("OTC")
                                                                                                      investment risk,
                                                                                                      small-capitalization company
                                                                                                      risk and value investing
                                                                                                      risk.

INVESTMENT ADVISER:   ING Liquid Assets       High level of current  Strives to maintain a stable $1  Credit risk, income risk,
Directed Services,    Portfolio               income consistent      per share net asset value. At    interest rate risk, manager
Inc.                                          with the preservation  least 95% of the Portfolio's     risk, securities lending risk
                                              of capital and         investments must be rated in     and U.S. government
SUB-ADVISER:                                  liquidity.             the highest short-term ratings   securities risk.
ING Investment                                                       category. May invest in U.S.
Management Co.                                                       Treasury and U.S. government
                                                                     agency securities; fully
                                                                     collateralized repurchase
                                                                     agreements; bank obligations,
                                                                     including certificates of
                                                                     deposit, time deposits, and
                                                                     bankers' acceptances;
                                                                     commercial paper; asset-backed
                                                                     securities; variable or
                                                                     floating rate securities,
                                                                     including variable rate demand
                                                                     obligations; debt securities
                                                                     with special features such as
                                                                     puts, or maturity extension
                                                                     arrangements; short-term
                                                                     corporate debt securities other
                                                                     than commercial paper; U.S.
                                                                     dollar-denominated foreign
                                                                     securities; shares of other
                                                                     investment companies (not to
                                                                     exceed 10%); credit-linked
                                                                     notes; reverse repurchase
                                                                     agreements, structured
                                                                     securities; and Guaranteed
                                                                     Investment Contracts.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Lord Abbett         Long-term growth of    Invests primarily in equity      Convertible securities risk,
Directed Services,    Affiliated Portfolio    capital. Current       securities of large, seasoned,   debt securities risk,
Inc.                                          income is a secondary  U.S. and multinational           derivatives risk, equity
                                              objective.             companies (those companies in    securities risk, foreign
SUB-ADVISER:                                                         the Russell 1000(R) Value        investment risk, manager
Lord Abbett & Co.                                                    Index) may invest up to 10% of   risk, market and company
LLC                                                                  its assets in foreign            risk, market capitalization
                                                                     securities and also may invest   risk, and value investing
                                                                     in American Depositary Receipts  risk.
                                                                     and similar depositary
                                                                     receipts, which are not subject
                                                                     to the 10% limit on investment.
                                                                     The Portfolio may invest in
                                                                     convertible bonds and
                                                                     convertible preferred stock,
                                                                     and in derivatives and similar
                                                                     instruments.

INVESTMENT ADVISER:   ING Marsico Growth      Capital appreciation.  Invests primarily in equity      Derivatives risk, emerging
Directed Services,    Portfolio                                      securities of companies          markets risk, equity
Inc.                                                                 selected for their growth        securities risk, foreign
                                                                     potential. Will normally hold a  investment risk, growth
SUB-ADVISER:                                                         core position of between 35 and  investing risk, manager risk,
Marsico Capital                                                      50 common stocks primarily       market and company risk,
Management, LLC                                                      emphasizing larger companies     market capitalization risk,
                                                                     (those with market               market trends risk,
                                                                     capitalizations of $4 billion    over-the-counter ("OTC")
                                                                     or more). May also invest in     investment risk, portfolio
                                                                     foreign securities (including    turnover risk, price
                                                                     emerging markets) and forward    volatility risk and sector
                                                                     foreign currency contracts,      risk.
                                                                     futures and options:
                                                                     Substantial cash holdings in
                                                                     the absence of attractive
                                                                     investment opportunities; and,
                                                                     from time to time, investment
                                                                     of more than 25% assets in
                                                                     securities of companies in one
                                                                     or more market sectors.
                                                                     Generally will not invest more
                                                                     than 25% of assets in a
                                                                     particular industry within a
                                                                     sector.

INVESTMENT ADVISER:   ING Marsico             Seeks long-term        Invests at least 65% of its      Currency risk, derivatives
Directed Services,    International           growth of capital.     total assets in common stocks    risk, emerging markets risk,
Inc.                  Opportunities                                  of foreign companies. May        equity securities risk,
                      Portfolio                                      invest in companies of any size  foreign investment risk,
SUB-ADVISER:                                                         throughout the world. Invests    growth investing risk,
Marsico Capital                                                      in issuers from a number of      investment models risk,
Management, LLC                                                      different countries not          liquidity risk, manager risk,
                                                                     including the United States and  market and company risk,
                                                                     generally maintains a core       market capitalization risk,
                                                                     position of between 35 and 50    market trends risk,
                                                                     common stocks. May invest in     over-the-counter ("OTC")
                                                                     emerging markets. May use        investment risk, portfolio
                                                                     options, futures and foreign     turnover risk, price
                                                                     currency contracts. Up to 10%    volatility risk, and sector
                                                                     in fixed-income securities and   risk.
                                                                     may invest up to 5% in
                                                                     high-yield bonds and mortgage
                                                                     and asset-backed securities.
                                                                     May invest up to 15% in
                                                                     illiquid securities. May invest
                                                                     more than 25% of its total
                                                                     assets in securities of
                                                                     companies in a single market
                                                                     sector, though it generally
                                                                     will not invest more than 25%
                                                                     of its total assets in a
                                                                     particular industry within a
                                                                     sector.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Mercury Large Cap   Long-term growth of    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Growth Portfolio        capital.               assets in equity securities of   debt securities risk,
Inc.                                                                 large capitalization companies,  derivatives risk, equity
                                                                     selected from among those        securities risk, foreign
SUB-ADVISER:                                                         which, at the time of            investment risk, growth
Mercury Advisors                                                     investment, are included in the  investing risk, interest rate
                                                                     Russell 1000(R) Growth Index.    risk, investment models risk,
                                                                     Up to 10% in foreign companies   manager risk, market and
                                                                     including American and European  company risk, market
                                                                     depositary receipts. May invest  capitalization risk, maturity in derivatives, short-term debt  risk, portfolio turnover
                                                                     securities, non-convertible      risk, securities lending
                                                                     preferred stocks and bonds, or   risk, and U.S. government
                                                                     government and money market      securities risk.
                                                                     securities.

INVESTMENT ADVISER:   ING Mercury Large Cap   Long-term growth of    Invests at least 80% of its      Borrowing and leverage risk,
Directed Services,    Value Portfolio         capital.               assets in a diversified          convertible securities risk,
Inc.                                                                 portfolio of equity securities   debt securities risk,
                                                                     of large-capitalization          derivatives risk, equity
SUB-ADVISER:                                                         companies (those within the      securities risk, foreign
Mercury Advisors                                                     market-cap range of companies    investment risk, investment
                                                                     included in the Russell 1000(R)  models risk, liquidity risk,
                                                                     Value Index). May invest up to   manager risk, market and
                                                                     10% of its total assets in       company risk, market
                                                                     securities issued by foreign     capitalization risk,
                                                                     issuers, including American      over-the-counter ("OTC")
                                                                     Depositary Receipts. Will        investment risk, restricted
                                                                     generally limit its foreign      and illiquid securities risk,
                                                                     securities investments to ADRs   securities lending risk,
                                                                     of issuers in developed          undervalued securities risk
                                                                     countries. May also invest in    U.S government securities
                                                                     investment grade convertible     risk, and value investing
                                                                     securities, preferred stock,     risk.
                                                                     illiquid securities, U.S.
                                                                     government debt securities of
                                                                     any maturity, and derivatives
                                                                     for hedging purposes. May
                                                                     purchase or sell securities on
                                                                     a when issued basis. May also
                                                                     purchase or sell securities on
                                                                     a delayed delivery basis or
                                                                     through a forward commitment.
                                                                     May lend up to 33 1/3% of its
                                                                     total assets and invest
                                                                     un-invested cash in money
                                                                     market funds.

INVESTMENT ADVISER:   ING MFS Capital         Capital appreciation.  Invests at least 65% of assets   Convertible securities risk,
ING Life Insurance    Opportunities                                  in common stocks and related     credit risk, currency risk,
and Annuity Company   Portfolio                                      securities, such as preferred    depositary receipt risk,
                                                                     stocks, convertible securities   emerging markets risk,
SUB-ADVISER:                                                         and depositary receipts. May     foreign investment risk,
Massachusetts                                                        invest in foreign securities,    market and company risk,
Financial Services                                                   including emerging market        portfolio turnover risk and
Company                                                              securities. Investments may      over-the-counter ("OTC")
                                                                     include securities listed on a   investment risk.
                                                                     securities exchange or traded
                                                                     in the over the counter
                                                                     markets.

INVESTMENT ADVISER:   ING MFS Mid Cap Growth  Long-term growth of    Invests at least 80% of its      Convertible securities risk,
Directed Services,    Portfolio               capital.               assets in common stocks and      debt securities risk,
Inc.                                                                 related securities (such as      derivatives risk, emerging
                                                                     preferred stocks, convertible    markets risk, foreign
SUB-ADVISER:                                                         securities and depositary        investment risk, growth
Massachusetts                                                        receipts) of mid-cap companies   investing risk, high-yield,
Financial Services                                                   (defined as those companies      lower-grade debt securities
Company                                                              with market capitalization of    risk, manager risk, market
                                                                     $250 million or more but not     and company risk, market
                                                                     exceeding the top range of the   capitalization risk,
                                                                     Russell Midcap(R) Growth         mid-capitalization company
                                                                     Index). May also invest up to    risk, over-the-counter
                                                                     20% of assets in foreign         ("OTC") investment risk,
                                                                     securities (including ADRs and   portfolio turnover risk and
                                                                     emerging markets) and up to 10%  short sales risk.
                                                                     of assets in high-yield bonds
                                                                     ("junk bonds"). The Portfolio
                                                                     may also engage in short sales
                                                                     and invest in derivatives.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE          MAIN INVESTMENTS                   MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING MFS Total Return    Above-average income   Invests in a combination of      Allocation risk, call risk,
Directed Services,    Portfolio               (compared to a         equity and fixed-income          convertible securities risk,
Inc.                                          portfolio entirely     securities. At least 40% but     credit risk, derivatives
                                              invested in equity     not more than 75% in equity      risk, emerging markets risk,
SUB-ADVISER:                                  securities)            securities such as preferred     foreign investment risk,
Massachusetts                                 consistent with the    stock, bonds, warrants or        high-yield bond risk, income
Financial Services                            prudent employment of  rights convertible into stock    risk, interest rate risk,
Company                                       capital. A secondary   and depositary receipts. At      liquidity risk, manager risk,
                                              objective is the       least 25% but not more than 60%  market and company risk,
                                              reasonable             in non-convertible fixed-income  maturity risk, mortgage risk,
                                              opportunity for        securities. Focuses on large     portfolio turnover risk,
                                              growth of capital and  market capitalizations ($5       sector risk, U.S. government
                                              income.                billion or over). Invests in     securities risk and value
                                                                     U.S. government securities,      investing risk.
                                                                     mortgage- and asset-backed
                                                                     securities and corporate bonds.
                                                                     May invest up to 20% in foreign
                                                                     securities, up to 20% in lower
                                                                     rated non-convertible
                                                                     fixed-income securities and
                                                                     comparable unrated securities.
                                                                     May invest without limit in
                                                                     zero coupon bonds, loan
                                                                     participations, mortgage
                                                                     pass-through securities and
                                                                     ADRs. May also invest in
                                                                     derivatives.

INVESTMENT ADVISER:   ING OpCap Balanced      Capital growth, and    Invests at least 25% of its      Convertible securities risk,
ING Life Insurance    Value Portfolio         secondarily,           total assets in equity           credit risk, debt securities
and Annuity Company                           investment income.     securities, including common     risk, industry concentration
                                                                     stocks and preferred stocks      risk, interest rate risk,
SUB-ADVISER:                                                         (typically between 50% to 75%    market and company risk,
OpCap Advisors LLC                                                   of its total assets invested in  portfolio turnover risk and
                                                                     equities), and at least 25% of   U.S. government securities
                                                                     total assets in fixed-income     risk.
                                                                     senior securities, including
                                                                     bonds, debentures, notes,
                                                                     participation interests in
                                                                     loans, convertibles, and U.S.
                                                                     government securities.

INVESTMENT ADVISER:   ING Oppenheimer Global  Capital appreciation.  Invests mainly in companies in   Allocation risk, currency
ING Life Insurance    Portfolio                                      the U.S. and foreign countries.  risk, emerging growth risk,
and Annuity Company                                                  Currently emphasizes             emerging markets risk,
                                                                     investments in developed         foreign investment risk,
SUB-ADVISER:                                                         markets but may also invest in   geographic focus risk, growth
OppenheimerFunds,                                                    emerging markets. The Portfolio  stock risk, industry
Inc.                                                                 does not limit its investments   concentration risk, market
                                                                     in a particular capitalization   and company risk,
                                                                     range, but currently focuses     mid-capitalization company
                                                                     its investments in mid- and      risk, portfolio turnover
                                                                     large-cap companies. The         risk, and
                                                                     Portfolio will invest in a       small-capitalization company
                                                                     number of different countries    risk.
                                                                     (one of which may be the United
                                                                     States).

INVESTMENT ADVISER:   ING Oppenheimer Main    Long-term growth of    Invests mainly in common stocks  Investment models risk,
Directed Services,    Street Portfolio(R)     capital and future     of U.S. companies of different   manager risk, market and
Inc.                                          income.                capitalization ranges,           company risk, market
                                                                     presently focusing on            capitalization risk,
SUB-ADVISER:                                                         large-capitalization issuers.    mid-capitalization company
OppenheimerFunds,                                                    It also can invest in debt       risk, portfolio turnover risk
Inc.                                                                 securities, such as bonds and    and small-capitalization
                                                                     debentures, but does not         company risk.
                                                                     currently emphasize these
                                                                     investments.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Oppenheimer         High level of current  Invests in debt securities of    Call risk, credit risk,
ING Life Insurance    Strategic Income        income principally     issuers in three market          credit derivatives risk,
and Annuity Company   Portfolio               derived from interest  sectors: foreign governments     derivatives risk, emerging
                                              on debt securities.    and companies; U.S. government   markets risk, foreign
SUB-ADVISER:                                                         securities; and lower-grade      investment risk, high-yield,
OppenheimerFunds,                                                    high-yield securities of U.S.    lower-grade debt securities
Inc.                                                                 and foreign companies. May       risk, interest rate risk,
                                                                     invest up to 100% of assets in   manager risk,
                                                                     any one sector at any time. The  mortgage-related securities
                                                                     Portfolio can invest in          risk, portfolio turnover
                                                                     securities having short-,        risk, sector risk, U.S.
                                                                     medium-, or long-term            government securities risk,
                                                                     maturities and may invest        and zero coupon risk.
                                                                     without limit in lower-grade,
                                                                     high-yield debt obligations,
                                                                     also called "junk bonds."
                                                                     Foreign investments can include
                                                                     debt securities of issuers in
                                                                     developed markets as well as
                                                                     emerging markets. Can use
                                                                     hedging instruments and certain
                                                                     derivatives.

INVESTMENT ADVISER:   ING PIMCO Core Bond     Maximum total return,  Invests at least 80% of assets   Credit risk, currency risk,
Directed Services,    Portfolio               consistent with        in debt securities of varying    debt securities risk,
Inc.                                          preservation of        maturities, with a portfolio     derivatives risk, emerging
                                              capital and prudent    duration that normally varies    markets risk, foreign
SUB-ADVISER:                                  investment             within a three to six year time  investment risk, high-yield,
Pacific Investment                            management.            frame, including up to 10% in    lower-grade debt securities
Management Company                                                   high-yield debt securities       risk, interest rate risk,
LLC                                                                  ("junk bonds"); U.S. government  leveraging risk, liquidity
                                                                     securities; corporate debt       risk, manager risk, market
                                                                     securities of U.S. and non-U.S.  and company risk,
                                                                     issuers inflation-indexed        mortgage-related securities
                                                                     bonds; structured notes;         risk, portfolio turnover
                                                                     event-linked bonds and loan      risk, securities lending risk
                                                                     participations, delayed funding  and U.S. government
                                                                     loans (see the prospectus for    securities risk.
                                                                     the rest) and derivatives. The
                                                                     Portfolio may invest up to 10%
                                                                     of its total assets in
                                                                     securities of issuers based in
                                                                     countries with developing (or
                                                                     "emerging markets") economies.
                                                                     May engage in derivatives
                                                                     transactions.

INVESTMENT ADVISER:   ING PIMCO High Yield    Maximum total return,  Invests at least 80% of assets   Credit risk, currency risk,
Directed Services,    Portfolio               consistent with        in a diversified portfolio of    debt securities risk,
Inc.                                          preservation of        high yield securities ("junk     derivatives risk, emerging
                                              capital and prudent    bonds") rated below investment   markets risk, foreign
SUB-ADVISER:                                  investment             grade but rated at least         investment risk, high yield,
Pacific Investment                            management.            CCC/Caa by Moody's Investors     lower-grade debt securities
Management Company                                                   Service, Inc., Standard and      risk, interest rate risk,
LLC                                                                  Poor's Rating Service, or        leveraging risk, liquidity
                                                                     Fitch, or if unrated,            risk, manager risk, market
                                                                     determined to be of comparable   and company risk,
                                                                     quality, subject to a maximum    mortgage-related securities
                                                                     of 5% of total assets in         risk, securities lending risk
                                                                     CCC/Caa securities. The          and U.S. government
                                                                     remainder of assets may be       securities risk.
                                                                     invested in investment grade
                                                                     fixed-income investments. May
                                                                     also invest up to 20% in non-US
                                                                     dollar-denominated securities
                                                                     and without limit in U.S.
                                                                     dollar-denominated foreign
                                                                     securities (up to 10% in
                                                                     emerging markets). The average
                                                                     portfolio duration is two- to
                                                                     six-years. May invest in
                                                                     derivatives.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Pioneer Fund        Reasonable income and  Invests in a broad list          Convertible securities risk,
Directed Services,    Portfolio               capital growth.        carefully selected securities    derivatives risk, equity
Inc.                                                                 believed to be reasonably        securities risk, manager
                                                                     priced rather than in            risk, market and company risk
SUB-ADVISER:                                                         securities whose price reflects  and value investing risk.
Pioneer Investment                                                   a premium resulting from their
Management, Inc.                                                     current market popularity.
                                                                     Invests the major portion of
                                                                     its assets in equity
                                                                     securities, primarily of U.S.
                                                                     issuers. Equity securities
                                                                     include common stocks,
                                                                     convertible debt and other
                                                                     equity instruments such as
                                                                     depositary receipts, warrants,
                                                                     rights and preferred stock.

INVESTMENT ADVISER:   ING Pioneer Mid Cap     Capital appreciation.  Invests at least 80% of assets   Convertible securities risk,
Directed Services,    Value Portfolio                                in equity securities of          debt securities risk,
Inc.                                                                 mid-size companies (companies    derivatives risk, manager
                                                                     with market values within the    risk, market and company
SUB-ADVISER:                                                         range of companies in the        risk, market capitalization
Pioneer Investment                                                   Russell Midcap(R) Value Index).  risk, mid-capitalization
Management, Inc.                                                     Focuses on companies with        company risk, and value
                                                                     capitalizations within the $1    investing risk.
                                                                     billion to $10 billion range.
                                                                     Equity securities in which the
                                                                     Portfolio principally invests
                                                                     include common stocks,
                                                                     preferred stocks, depositary
                                                                     receipts, and convertible debt
                                                                     but may invest in other equity
                                                                     securities to a lesser extent.

INVESTMENT ADVISER:   ING Salomon Brothers    Long-term growth of    Invests at least 80% of assets   Convertible securities risk,
ING Life Insurance    Aggressive Growth       capital.               in common stocks and related     currency risk, depositary
and Annuity Company   Portfolio                                      securities, such as preferred    receipt risk, emerging growth
                                                                     stock, convertible securities    risk, emerging markets risk,
SUB-ADVISER:                                                         and depositary receipts, of      foreign investment risk,
Salomon Brothers                                                     emerging growth companies.       issuer concentration risk,
Asset Management Inc                                                 Invests in securities of large,  market and company risk,
                                                                     well known companies but may     mid-capitalization company
                                                                     also invest in small- to         risk, over-the-counter
                                                                     medium-sized companies.          ("OTC") investment risk,
                                                                     Investments may include          portfolio turnover risk and
                                                                     securities listed on a           small-capitalization company
                                                                     securities exchange or traded    risk.
                                                                     in the over the counter
                                                                     markets. May invest in foreign
                                                                     securities; (including emerging
                                                                     market securities) and may have
                                                                     exposure to foreign currencies.

INVESTMENT ADVISER:   ING Salomon Brothers    Capital appreciation   Invests primarily in common      Convertible securities risk,
Directed Services,    All Cap Portfolio       through investment in  stocks and common stock          debt securities, derivatives
Inc.                                          securities believed    equivalents, such as preferred   risk, diversification risk,
                                              to have above-average  stocks and convertibles,         emerging markets risk,
SUB-ADVISER:                                  capital appreciation   typically of large, well-known   foreign investment risk,
Salomon Brothers                              potential.             companies, but may also invest   manager risk, market and
Asset Management Inc                                                 a significant portion of its     company risk, market
                                                                     assets in securities of small    capitalization risk,
                                                                     to medium-sized companies. May   mid-capitalization company
                                                                     invest in non-dividend paying    risk, portfolio turnover
                                                                     common stocks and foreign        risk, restricted and illiquid
                                                                     securities. May invest in cash   securities risk, securities
                                                                     equivalents debt securities,     lending risk,
                                                                     illiquid securities and          small-capitalization company
                                                                     derivatives. May borrow up to    risk, and value investing
                                                                     15% of its assets. The           risk.
                                                                     Portfolio is non-diversified.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Templeton Global    Capital appreciation.  Under normal market conditions,  Convertible securities risk,
Directed Services,    Growth Portfolio        Current income is      the Portfolio invests mainly in  credit risk, debt securities
Inc.                                          only an incidental     equity securities of companies   risk, derivatives risk,
                                              consideration.         located anywhere in the world,   emerging markets risk,
SUB-ADVISER:                                                         including emerging markets. The  foreign investment risk,
Templeton Global                                                     Portfolio also invests in        interest rate risk, manager
Advisors Limited                                                     depository receipts. The         risk, securities lending risk
                                                                     Portfolio may invest up to 25%   and value investing risk.
                                                                     of its total assets in debt
                                                                     securities of companies and
                                                                     governments located anywhere in
                                                                     the world. The Portfolio may
                                                                     also lend portfolio securities
                                                                     on a short-term or long-term
                                                                     basis, up to 33 1/3 of its
                                                                     total assets.

INVESTMENT ADVISER:   ING T. Rowe Price       Over the long-term, a  Invests amongst three asset      Allocation risk, convertible
Directed Services,    Capital Appreciation    high total investment  classes: equity securities,      securities risk, credit risk,
Inc.                  Portfolio               return, consistent     debt securities (including up    debt securities risk,
                                              with the preservation  to 15% in high yield or "junk    derivatives risk, equity
SUB-ADVISER:                                  of capital and with    bonds"), and money market        securities risk, foreign
T. Rowe Price                                 prudent investment     instruments. Invests primarily   investment risk, high-yield,
Associates, Inc.                              risk.                  in common stocks of established  lower-grade debt securities
                                                                     companies believed to have       risk, interest rate risk,
                                                                     potential for growth. Debt       manager risk, market and
                                                                     securities and convertible       company risk, market
                                                                     bonds may often constitute a     capitalization risk, maturity
                                                                     significant portion of the       risk, securities lending
                                                                     Portfolio's investment           risk, special situations
                                                                     portfolio. Up to 25% of the      risk, and value investing
                                                                     Portfolio's net assets may be    risk.
                                                                     invested in foreign equity
                                                                     securities. The remaining
                                                                     assets may be invested in other
                                                                     securities, including
                                                                     convertibles, warrants,
                                                                     preferred stock, corporate and
                                                                     government debt, futures and
                                                                     options. May purchase debt
                                                                     securities of any maturity and
                                                                     credit quality.

INVESTMENT ADVISER:   ING T. Rowe Price       Long-term capital      Invests at least 80% of assets   Derivatives risk, foreign
ING Life Insurance    Diversified Mid Cap     appreciation.          in equity securities of          investment risk, growth stock
and Annuity Company   Growth Portfolio                               companies having a market        risk, market and company
                                                                     capitalization within the range  risk, mid-capitalization
SUB-ADVISER:                                                         of companies in the Russell      company risk, portfolio
T. Rowe Price                                                        MidCap(R) Growth Index or the    turnover risk and
Associates Inc.                                                      S&P Mid Cap 400 Index. Focuses   over-the-counter ("OTC")
                                                                     on midsize companies whose       investment risk.
                                                                     earnings are expected to grow
                                                                     at a rate faster than the
                                                                     average company. Other
                                                                     securities in which the
                                                                     Portfolio may invest include
                                                                     foreign stocks and futures, and
                                                                     options.

INVESTMENT ADVISER:   ING T. Rowe Price       Substantial dividend   Invests at least 80% of its      Convertible securities risk,
Directed Services,    Equity Income           income as well as      assets in common stocks, with    debt securities risk,
Inc.                  Portfolio               long-term growth of    65% in the common stocks of      derivatives risk, foreign
                                              capital.               well-established companies       investment risk, high-yield,
SUB-ADVISER:                                                         paying above-average dividends.  lower-grade debt securities
T. Rowe Price                                                        May invest in convertible        risk, manager risk, market
Associates, Inc.                                                     securities, warrants, preferred  and company risk, and value
                                                                     stocks, foreign securities,      investing risk.
                                                                     debt securities (including high
                                                                     yield debt securities) and
                                                                     futures and options.

INVESTMENT ADVISER:   ING T. Rowe Price       Long-term capital      Invests at least 80% of assets   Currency risk, depositary
ING Life Insurance    Growth Equity           growth, and            in common stocks. Concentrates   receipt risk, derivatives
and Annuity Company   Portfolio               secondarily,           in growth companies. The         risk, emerging markets risk,
                                              increasing dividend    Portfolio may have exposure to   foreign investment risk,
SUB-ADVISER:                                  income.                foreign currencies and           growth investing risk, market
T. Rowe Price                                                        investment may include foreign   and company risk and
Associates, Inc.                                                     securities, hybrids, depositary  portfolio turnover risk.
                                                                     receipt securities and
                                                                     derivatives. Investments in
                                                                     foreign securities are limited
                                                                     to 30%.
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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING UBS U.S. Large Cap  Long-term growth of    Invests at least 80% of net      Derivatives risk, market and
ING Life Insurance    Equity Portfolio        capital and future     assets in U.S. large             company risk,
and Annuity Company                           income.                capitalization equity            mid-capitalization company
                                                                     securities (defined as those     risk, over-the-counter
SUB-ADVISER:                                                         with a market capitalization     ("OTC") investment risk,
UBS Global Asset                                                     range equal to that of the       portfolio turnover risk,
Management                                                           Russell 1000(R) Index).          small-capitalization company
(Americas) Inc.                                                      Investments may include          risk, and stock risk.
                                                                     dividend-paying securities,
                                                                     common stock and preferred
                                                                     stock. In general, the
                                                                     Portfolio emphasizes large
                                                                     capitalization stocks, but also
                                                                     may hold small and intermediate
                                                                     cap stocks. The Portfolio may
                                                                     use options, futures, and other
                                                                     derivatives.

INVESTMENT ADVISER:   ING Van Kampen          Seeks capital growth   Invests in equity securities of  Convertible securities risk,
ING Life Insurance    Comstock Portfolio      and income.            companies of any                 currency risk, derivatives
and Annuity Company                                                  market-capitalization; up to     risk, foreign investment
                                                                     10% of assets in high-quality    risk, interest rate risk,
SUB-ADVISER:                                                         short-term debt securities and   market and company risk,
Van Kampen (Morgan                                                   investment grade corporate debt  mid-capitalization company
Stanley Investment                                                   securities; up to 25% of assets  risk, portfolio turnover
Management, Inc.)                                                    in foreign securities; and       risk, small-capitalization
                                                                     derivatives. Equity securities   company risk, and stock risk.
                                                                     in which the Portfolio may
                                                                     invest includes common and
                                                                     preferred stocks and
                                                                     convertible securities.

INVESTMENT ADVISER:   ING Van Kampen Equity   Total return,          Invests at least 80% of it net   Allocation risk, call risk,
ING Life Insurance    and Income Portfolio    consisting of          assets in equity and income      convertible securities risk,
and Annuity Company                           long-term capital      securities. Invests primarily    credit risk, derivatives
                                              appreciation and       in income-producing equity       risk, foreign investment
SUB-ADVISER:                                  current income.        instruments (including common    risk, interest rate risk,
Van Kampen (Morgan                                                   stock, preferred stock and       market and company risk,
Stanley Investment                                                   convertible securities) and      mid-capitalization company
Management, Inc.)                                                    investment grade quality debt    risk, portfolio turnover risk
                                                                     securities. Invests at least     and small-capitalization
                                                                     65% in income producing equity   company risk.
                                                                     securities and up to 25% in
                                                                     foreign securities.

INVESTMENT ADVISER:   ING Van Kampen Equity   Long-term capital      Invests at least 80% of assets   Equity securities risk,
Directed Services,    Growth Portfolio        appreciation.          of the Portfolio in equity       foreign investment risk,
Inc.                                                                 securities primarily of          growth investing risk,
                                                                     growth-oriented U.S. companies   manager risk, market and
SUB-ADVISER:                                                         and, to a limited extent, of     company risk, and portfolio
Van Kampen                                                           foreign companies that are       turnover risk.
                                                                     listed on U.S. exchanges or
                                                                     traded in U.S. markets.

INVESTMENT ADVISER:   ING Van Kampen Global   Long-term capital      Invests primarily in equity      Currency risk, derivatives
Directed Services,    Franchise Portfolio     appreciation.          securities of companies of any   risk, diversification risk,
Inc.                                                                 size located throughout the      emerging markets risk, equity
                                                                     world, based on a value          securities risk, foreign
SUB-ADVISER:                                                         investing approach. Invests at   investment risk, manager
Van Kampen                                                           least 65% in securities of       risk, market and company
                                                                     issuers from a number of         risk, market capitalization
                                                                     different countries, which may   risk, mid-capitalization
                                                                     include the United States. May   company risk,
                                                                     invest in securities of issuers  small-capitalization company
                                                                     in emerging markets and          risk, and value investing
                                                                     derivatives. The Portfolio is    risk.
                                                                     non-diversified.

INVESTMENT ADVISER:   ING Van Kampen Growth   Long-term growth of    Invests primarily in             Convertible securities risk,
Directed Services,    and Income Portfolio    capital and income     income-producing equity          debt securities risk,
Inc.                                                                 securities of issuers of any     derivatives risk, equity
                                                                     size, but with a focus on        securities risk, foreign
SUB-ADVISER:                                                         larger-capitalization            investment risk, growth
Van Kampen                                                           companies, including common      investing risk, manager risk,
                                                                     stocks and convertibles;         market and company risk,
                                                                     although investments are also    market capitalization risk,
                                                                     made in non-convertible          mid-capitalization company
                                                                     preferred stocks and investment  risk, and
                                                                     grade debt securities, foreign   small-capitalization company
                                                                     securities (up to 25%), and      risk.
                                                                     derivatives.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING Van Kampen Real     Capital appreciation.  Invests at least 80% of its      Convertible securities risk,
Directed Services,    Estate Portfolio        Current income is a    assets in equity securities of   debt securities risk,
Inc.                                          secondary objective.   companies in U.S. real estate    derivatives risk,
                                                                     industry that are listed on      diversification risk, equity
SUB-ADVISER:                                                         national exchanges or the        securities risk, high-yield,
Van Kampen                                                           NASDAQ. The Portfolio is         lower-grade debt securities
                                                                     non-diversified. May also        risk, industry concentration
                                                                     invest in debt or convertible    risk, manager risk, market
                                                                     securities of companies whose    and company risk,
                                                                     products and services related    mortgage-related securities
                                                                     to the real estate industry, up  risk, REIT risk, and sector
                                                                     to 25% in financial              risk.
                                                                     institutions which issue or
                                                                     service mortgages, securities
                                                                     of companies which have
                                                                     significant real estate
                                                                     holdings, up to 20% in high
                                                                     yield debt securities and
                                                                     convertible bonds, mortgage-
                                                                     and asset-backed securities and
                                                                     covered options on securities
                                                                     and stock indexes.

INVESTMENT ADVISER:   ING VP Balanced         Maximize investment    Invests in a mixture of equity   Allocation risk, convertible
ING Investments, LLC  Portfolio               return with            securities such as common and    securities risk, derivatives
                                              reasonable safety of   preferred stock, debt such as    risk, foreign investment
SUB-ADVISER:                                  principal.             bonds, mortgage-related and      risk, high-yield, lower-grade
ING Investment                                                       other asset-backed securities,   debt securities risk,
Management Co.                                                       U.S. government securities and   interest rate risk, mortgage
                                                                     money market instruments.        risk, portfolio turnover
                                                                     Typically maintains 75% in       risk, price volatility risk
                                                                     equities and 25% in debt         and U.S. government
                                                                     (including money market          securities risk.
                                                                     instruments). May also invest
                                                                     in convertible securities,
                                                                     foreign debt securities and
                                                                     derivatives.

INVESTMENT ADVISER:   ING VP Growth and       Maximize total         Invests at least 65% of assets   Convertible securities risk,
ING Investments, LLC  Income Portfolio        return.                in equity securities of large    derivatives risk, foreign
                                                                     U.S. companies believed to have  investment risk, market
SUB-ADVISER:                                                         above-average growth potential.  trends risk, portfolio
ING Investment                                                       Strategically invests in         turnover risk, price
Management Co.                                                       mid-sized companies and up to    volatility risk, and
                                                                     25% in foreign issuers. May      securities lending risk.
                                                                     invest in derivatives.

INVESTMENT ADVISER:   ING VP Growth           Growth of capital.     Invests primarily in equity      Convertible securities risk,
ING Investments, LLC  Portfolio                                      securities of large U.S.         derivatives risk, foreign
                                                                     companies (with a market         investment risk, growth
SUB-ADVISER:                                                         capitalization of at least $4    investing risk, portfolio
ING Investment                                                       billion) believed to have        turnover risk, price
Management Co.                                                       growth potential, although it    volatility risk, and
                                                                     may invest in companies of any   securities lending risk.
                                                                     size. The Portfolio may also
                                                                     invest in derivatives and
                                                                     foreign securities.

INVESTMENT ADVISER:   ING VP High Yield Bond  High level of current  Invests at least 80% of its      Credit risk, derivatives
ING Investments, LLC  Portfolio               income and total       assets in a portfolio of         risk, foreign investment
                                              return.                high-yield bonds ("junk          risk, high yield, lower-grade
SUB-ADVISER:                                                         bonds"). May also invest in      debt securities risk,
ING Investment                                                       investment grade debt            illiquid securities risk,
Management Co.                                                       securities, common stocks and    interest rate risk, portfolio
                                                                     preferred stocks, U.S.           turnover risk, price
                                                                     government securities, and       volatility risk, and
                                                                     money market instruments.        securities lending risk.

INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  LargeCap Portfolio      return performance of  in equity securities included    risk, price volatility risk
                                              the Standard & Poor's  in the S&P 500 Index and have a  and securities lending risk.
SUB-ADVISER:                                  500 Composite Stock    market capitalization of at
ING Investment                                Price Index ("S&P 500  least $4 billion. May also
Management Co.                                Index").               invest in derivatives and other
                                                                     investment companies.

INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  MidCap Portfolio        return performance of  in securities of                 risk, mid-capitalization
                                              the Standard & Poor's  mid-capitalization companies     company risk, price
SUB-ADVISER:                                  MidCap 400 Index       included in the S&P 400 Index.   volatility risk and
ING Investment                                ("S&P 400 Index").     May invest in derivatives.       securities lending risk.
Management Co.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:   ING VP Index Plus       Outperform the total   Invests at least 80% of assets   Derivatives risk, manager
ING Investments, LLC  SmallCap Portfolio      return performance of  in securities of                 risk, price volatility risk,
                                              the Standard & Poor's  small-capitalization companies   securities lending risk and
SUB-ADVISER:                                  SmallCap 600 Index     included in the S&P 600 Index.   small-capitalization company
ING Investment                                ("S&P 600 Index"),     May invest in derivatives.       risk.
Management Co.                                while maintaining a
                                              market level of risk.

INVESTMENT ADVISER:   ING VP Intermediate     Maximize total return  Invests at least 80% of its      Credit risk, debt securities
ING Investments, LLC  Bond Portfolio          consistent with        assets in a portfolio of bonds   risk, derivatives risk,
                                              reasonable risk.       including government,            extension risk, foreign
SUB-ADVISER:                                                         corporate, and mortgage bonds.   investment risk, high-yield,
ING Investment                                                       May also invest in high-yield    lower-grade debt securities
Management Co.                                                       bonds ("junk bonds") but will    risk, interest rate risk,
                                                                     seek to maintain a minimum       mortgage-related securities
                                                                     average quality rating of        risk, portfolio turnover
                                                                     investment grade. May also       risk, prepayment risk, price
                                                                     invest in preferred stocks,      volatility risk, securities
                                                                     high quality money market        lending risk and U.S.
                                                                     instruments, municipal bonds,    government securities risk.
                                                                     debt securities of foreign
                                                                     issuers, mortgage- and
                                                                     asset-backed securities,
                                                                     options and future contracts
                                                                     involving securities, security
                                                                     indices and interest rates. May
                                                                     engage in dollar role
                                                                     transactions and swap
                                                                     agreements.

INVESTMENT ADVISER:   ING VP International    Seeks long-term        Invests at least 80% of its      Convertible securities risk,
ING Investments, LLC  Equity Portfolio        capital growth.        assets in equity securities. At  derivatives risk, emerging
                                                                     least 65% of the Portfolio's     markets risk, foreign
SUB-ADVISER:                                                         assets will normally be          investment risk, market
ING Investment                                                       invested in securities of        trends risk, portfolio
Management Co.                                                       companies of any size            turnover risk, price
                                                                     principally traded in a number   volatility risk and
                                                                     of different countries outside   securities lending risk.
                                                                     of the U.S. May also invest in
                                                                     emerging markets. These
                                                                     securities include common
                                                                     stocks and convertibles. May
                                                                     invest in derivative
                                                                     instruments.

INVESTMENT ADVISER:   ING VP MidCap           Long-term capital      Invests at least 80% of its      Market trends risk, mid-cap
ING Investments, LLC  Opportunities           appreciation.          assets in equity securities of   company risk, portfolio
                      Portfolio                                      medium-sized U.S. companies      turnover risk, price
SUB-ADVISER:                                                         (defined as those whose market   volatility risk and
ING Investment                                                       capitalizations fall within the  securities lending risk.
Management Co.                                                       range of companies in the
                                                                     Russell MidCap Growth(R) Index)
                                                                     believed to have growth
                                                                     potential.

INVESTMENT ADVISER:   ING VP Real Estate      Total return.          Invests at least 80% of its      Illiquid securities risk,
ING Investments, LLC  Portfolio                                      assets in common and preferred   industry risk, initial public
                                                                     stocks of U.S. real estate       offerings risk, manager risk,
SUB-ADVISER:                                                         investment trusts ("REITs") and  market trends risk,
ING Clarion Real                                                     real estate companies of any     diversification risk, price
Estate Securities                                                    market capitalization. Will      volatility risk, real estate
L.P.                                                                 generally not invest in          risk, securities lending
                                                                     companies with market            risk.
                                                                     capitalizations of less than $1
                                                                     million. May invest in initial
                                                                     public offerings.

INVESTMENT ADVISER:   ING VP Small Company    Growth of capital.     Invests in at least 80% of       Derivatives risk, foreign
ING Investments, LLC  Portfolio                                      assets in equity securities of   investment risk, market
                                                                     small-sized U.S. companies       trends risk, price volatility
SUB-ADVISER:                                                         (defined as those included in    risk, securities lending risk
ING Investment                                                       the S&P SmallCap 600 Index or    and small-capitalization
Management Co.                                                       Russell 2000(R) Index) believed  company risk.
                                                                     to have growth potential. May
                                                                     also invest in derivatives and,
                                                                     to a limited extent, foreign
                                                                     securities.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


INVESTMENT ADVISER /
    SUB-ADVISER           UNDERLYING FUND     INVESTMENT OBJECTIVE         MAIN INVESTMENTS                     MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER:   ING VP SmallCap         Long-term capital      Invests at least 80% of its      Market trends risk, portfolio
ING Investments, LLC  Opportunities           appreciation.          assets in equity securities of   turnover risk, price
                      Portfolio                                      smaller, lesser-known U.S.       volatility risk, securities
SUB-ADVISER:                                                         companies (defined as those      lending risk and
ING Investment                                                       with market capitalizations      small-capitalization company
Management Co.                                                       that fall within the range of    risk.
                                                                     companies in the Russell 2000
                                                                     Growth Index) believed to have
                                                                     growth potential.

INVESTMENT ADVISER:   ING VP Value            Growth of capital.     Invests at least 65% of its      Foreign investment risk,
ING Investments, LLC  Opportunity Portfolio                          total assets in common stocks.   price volatility risk,
                                                                     The Portfolio may invest in      securities lending risk and
SUB-ADVISER:                                                         companies of any size although   value investing risk.
ING Investment                                                       it tends to invest in companies
Management Co.                                                       with a market capitalization
                                                                     greater than $1 billion. May
                                                                     also invest the remaining 35%
                                                                     in other types of securities
                                                                     including foreign securities
                                                                     and securities of smaller
                                                                     companies.

INVESTMENT ADVISER:   ING Wells Fargo Mid     Long-term capital      Invests at least 80% of its net  Debt securities risk, foreign
Directed Services,    Cap Disciplined         growth.                assets (plus borrowings for      investment risk, manager
Inc.                  Portfolio                                      investment purposes) in          risk, market and company
                                                                     securities of                    risk, market capitalization
SUB-ADVISER:                                                         mid-capitalization companies     risk, mid-capitalization
Wells Capital                                                        found within the range of        company risk, portfolio
Management                                                           companies comprising the         turnover risk, securities
                                                                     Russell Midcap(R) Value Index    lending risk, sector risk,
                                                                     at the time of purchase. May     and value investing risk.
                                                                     invest in any sector and may
                                                                     emphasize one or more
                                                                     particular sectors. May invest
                                                                     up to 25% of its assets in
                                                                     foreign securities and loan up
                                                                     to 33 1/3% of its total
                                                                     assets.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios. Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Fund or to ING Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle Portfolios are managed in the best interest of shareholders of the LifeStyle Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. Certain of the Underlying Fund will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a Sub-Adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment


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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. An Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead the LifeStyle Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.


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DEPOSITARY RECEIPT RISK. An Underlying Fund may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.


DERIVATIVES RISK. Certain Underylying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions


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deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate on which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.


INDEX TRACKING RISK. An Underlying Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P 500 Index in both rising and falling markets. The performance of an

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Underlying Fund's stock investments, however, generally will not be identical to that of the Index because of the fees and expenses borne by an Underlying Fund and investor purchases and sales of shares, which can occur daily.

INDUSTRY CONCENTRATION RISK: An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS OF FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Underlying Fund's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.

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LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying


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Fund that holds mortgage-related securities may exhibit additional volatility.
This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of
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estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.


RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sector of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons

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may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Investments in special situation companies may not appreciate and an Underlying Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles. Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each LifeStyle Portfolio. For each LifeStyle Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the
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or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING
Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the advisory and sub-advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery Stout, and Stan Vyner.


WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the LifeStyle Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

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ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"), Institutional Class, Class S, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of each LifeStyle Portfolio of the Trust. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including variable contract owners with interests in the LifeStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each LifeStyle Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the LifeStyle Portfolios by those companies. The LifeStyle Portfolios' investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the LifeStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle Portfolios, DSI and ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as

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a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

ABOUT YOUR INVESTMENT


The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the LifeStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.

INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings

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that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio post its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.


When an insurance company or Qualified Plan is buying shares of the LifeStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

TAXES AND DISTRIBUTIONS


Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following financial highlights table is intended to help you understand each of the Portfolio's Class S shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

ING LIFESTYLE MODERATE PORTFOLIO



                                                                                           CLASS S
                                                                                        --------------
                                                                                        MAY 3, 2004(1)
                                                                                              TO
                                                                                         DECEMBER 31,
                                                                                             2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                    $       10.04
 Income (loss) from investment operations:
 Net investment income (loss)                                                            $        0.17
 Net realized and unrealized gain on investments                                         $        0.72
 Total from investment operations                                                        $        0.89
 Net asset value, end of period                                                          $       10.93
 TOTAL RETURN(2)                                                                         %        8.86
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                       $     210,753
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                                        %        0.14
 Gross expenses prior to expense reimbursement(4)(5)                                     %        0.19
 Net investment income (loss) after expense reimbursement(3)(4)                          %        5.82
 Portfolio turnover rate                                                                 %          34


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE MODERATE GROWTH PORTFOLIO



                                                                                           CLASS S
                                                                                        --------------
                                                                                        MAY 3, 2004(1)
                                                                                              TO
                                                                                         DECEMBER 31,
                                                                                             2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                    $       10.02
 Income (loss) from investment operations:
 Net investment income (loss)                                                            $        0.14
 Net realized and unrealized gain on investments                                         $        0.91
 Total from investment operations                                                        $        1.05
 Net asset value, end of period                                                          $       11.07
 TOTAL RETURN(2)                                                                         %       10.48
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                       $     452,111
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                                        %        0.14
 Gross expenses prior to expense reimbursement(4)(5)                                     %        0.19
 Net investment income (loss) after expense reimbursement(3)(4)                          %        4.63
 Portfolio turnover rate                                                                 %          35


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE GROWTH PORTFOLIO



                                                                                           CLASS S
                                                                                        --------------
                                                                                        MAY 3, 2004(1)
                                                                                              TO
                                                                                         DECEMBER 31,
                                                                                             2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                    $       10.07
 Income (loss) from investment operations:
 Net investment income (loss)                                                            $        0.08
 Net realized and unrealized gain on investments                                         $        1.10
 Total from investment operations                                                        $        1.18
 Net asset value, end of period                                                          $       11.25
 TOTAL RETURN(2)                                                                         %       11.72
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                       $     472,708
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                                        %        0.14
 Gross expenses prior to expense reimbursement(4)(5)                                     %        0.19
 Net investment income (loss) after expense reimbursement(3)(4)                          %        2.67
 Portfolio turnover rate                                                                 %          30


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO



                                                                                           CLASS S
                                                                                        --------------
                                                                                        MAY 3, 2004(1)
                                                                                              TO
                                                                                         DECEMBER 31,
                                                                                             2004
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                                    $       10.06
 Income (loss) from investment operations:
 Net investment income (loss)                                                            $        0.02
 Net realized and unrealized gain on investments                                         $        1.29
 Total from investment operations                                                        $        1.31
 Net asset value, end of period                                                          $       11.37
 TOTAL RETURN(2)                                                                         %       13.02
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                                       $     213,366
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                                        %        0.14
 Gross expenses prior to expense reimbursement(4)(5)                                     %        0.19
 Net investment income (loss) after expense reimbursement(3)(4)                          %        0.62
 Portfolio turnover rate                                                                 %          23
------------------------------------------------------------------------------------------------------


(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribtuions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona, call
(800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE 2 CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING LIFESTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "LIFESTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING LIFESTYLE MODERATE PORTFOLIO
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ING LIFESTYLE GROWTH PORTFOLIO
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


NOT ALL LIFESTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE LIFESTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE LIFESTYLE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE LIFESTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                        PAGE
INTRODUCTION
  ING Investors Trust                                                                            2
  An Introduction to the Lifestyle Portfolios                                                    2
  Classes of Shares                                                                              2
  An Introduction to the Asset Allocation Process                                                2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                         4
  ING LifeStyle Moderate Portfolio                                                               5
  ING LifeStyle Moderate Growth Portfolio                                                        8
  ING LifeStyle Growth Portfolio                                                                11
  ING LifeStyle Aggressive Growth Portfolio                                                     14

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                              17
  Examples                                                                                      20

MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                          21
  Investment Objectives, Main Investments and Risks of the Underlying Funds                     21

DESCRIPTION OF THE INVESTMENT OBJECTIVES,                                                       22
  MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                                 37
  Performance of the Underlying Funds Will Vary                                                 37
  Temporary Defensive Positions                                                                 37
  Conflict of Interest                                                                          37
  Risk Associated with an Investment in the Underlying Funds                                    37

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the LifeStyle Portfolios                                                        45
  Asset Allocation Committee                                                                    46
  Information about Ibbotson Associates                                                         46
  Portfolio Distribution                                                                        46
  Additional Information Regarding Classes of Shares                                            46
  Administrator                                                                                 48

INFORMATION FOR INVESTORS                                                                       48
  About Your Investment                                                                         48
    Rule 12b-1 Distribution Fees                                                                47
    Service Fees                                                                                47
  How ING Groep Compensates Entities Offering
    Our Portfolios as Investment Options in Their Insurance Products                            47
  Interests of the Holders of Variable Insurance Contracts and Policies and Qualified
    Retirement Plans                                                                            48
  Frequent Trading - Market Timing                                                              49
  Portfolio Holdings Disclosure Policy                                                          49
  Net Asset Value                                                                               50
  Additional Information About the LifeStyle Portfolios                                         51
  Percentage and Rating Limitation                                                              51
  A Word About Portfolio Diversity                                                              51
  Taxes and Distributions                                                                       51
  Reports to Shareholders                                                                       51
  Financial Highlights                                                                          52

WHERE TO GO TO OBTAIN MORE INFORMATION                                                   Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST

Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.


AN INTRODUCTION TO THE LIFESTYLE PORTFOLIOS

The LifeStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The LifeStyle Portfolios invest primarily in a universe of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page 13 of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio, except for the ING Lifestyle Aggressive Growth Portfolio, may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. The ING Lifestyle Aggressive Growth Portfolio does not invest in fixed-income funds. You should evaluate the LifeStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts").


This Prospectus explains the investment objective, principal investment strategies and risks of each of the LifeStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.

CLASSES OF SHARES

Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service C Class ("Service 2") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The LifeStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc., ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

ING Investments uses an asset allocation process to determine each Portfolio's investment mix. This asset allocation process can be described in two stages:


     1. In the first stage, the mix of asset classes, I.E. stocks and fixed-income securities of various types, that is likely to produce the best return for the target level of volatility or risk underlying each Portfolio, is estimated. These estimates are made with reference to an investment model that incorporates historical returns, standard deviations and correlation coefficients of asset classes as well as other financial variables. The mixes of asset classes arrived at for the LifeStyle Portfolios is called the Asset Allocation Model.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

     2. In the second stage, the historical returns of each Underlying Fund are examined to estimate the mix of asset classes that best fits the pattern of those returns, the closeness of the fit and any incremental Underlying Fund returns over those which this mix would have achieved based on standard asset class benchmarks. Possible combinations of Underlying Funds are then tested for closeness of fit to the Asset Allocation Model and incremental return. For each Portfolio, the combination of Underlying Funds that seems to provide the most favorable trade-off between closeness of fit and incremental return is estimated. Adjustments are made to avoid a large number of small positions in the Underlying Funds and to ensure that the combination of Underlying Funds in any Portfolio does not seem inconsistent with the combination in any other Underlying Fund. The final combinations of Underlying Funds arrived at for the Portfolios are called the target allocations.

The LifeStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will take place at least monthly. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. Quarterly, each Portfolio's target allocation strategy will be re-evaluated, and each Portfolio will be rebalanced to reflect changes. Purchases, redemptions and reinvested income will be allocated in accordance with these targets. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds.


ING Investments has engaged Ibbotson Associates, an asset allocation consulting firm, to perform the asset allocation analyses and other related work. ING Investments retains sole authority over the allocation of each Portfolio's assets and the selection of the particular Underlying Funds in which a Portfolio will invest. ING Investments has accordingly established an Asset Allocation Committee to review Ibbotson Associates' analyses and determine the asset allocation for each Portfolio.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


LIFESTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the LifeStyle Portfolios. As with all mutual funds, there can be no assurance that the LifeStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                    ING LIFESTYLE          MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                                 MODERATE PORTFOLIO           PORTFOLIO              GROWTH PORTFOLIO             PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                         ING Investments, LLC     ING Investments, LLC      ING Investments, LLC     ING Investments, LLC

INVESTMENT PROFILE              Your focus is on         You want the              You seek an              You are an
                                keeping pace with        opportunity for           investment geared        aggressive investor
                                inflation. Income        long-term moderate        for growth and can       and are willing to
                                and  capital             growth.                   tolerate short-term      accept above average
                                appreciation                                       market-swings.           risk.
                                desired.

  SHORTER INVESTMENT HORIZON ------------------------------------------------------------------------ LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE            Growth of capital        Growth of capital         Growth of capital and    Growth of capital.
                                and current income.      and a low to moderate     some current income.
                                                         level of current
                                                         income.

MAIN INVESTMENTS                A combination of         A combination of          A combination of         A combination of
                                Underlying Funds         Underlying Funds          Underlying Funds         Underlying Funds
                                according to a fixed     according to a fixed      according to a fixed     according to a fixed
                                formula that over time   formula that over time    formula that over time   formula that over time
                                should reflect an        should reflect an         should reflect an        should reflect an
                                allocation of            allocation of             allocation of            allocation of
                                approximately 50% in     approximately 65% in      approximately 80% in     approximately 100% in
                                equity securities and    equity securities and     equity securities and    equity securities.
                                50% in fixed income      35% in fixed income       20% in fixed income
                                securities.              securities.               securities.

                                                            ING LIFESTYLE                                       ING LIFESTYLE
                                    ING LIFESTYLE          MODERATE GROWTH            ING LIFESTYLE           AGGRESSIVE GROWTH
                                 MODERATE PORTFOLIO           PORTFOLIO              GROWTH PORTFOLIO             PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION     U.S.                     U.S.                      U.S.                     U.S.
TARGETS (AS OF MAY 1, 2006)(1)  Large-Capitalization     Large-Capitalization      Large-Capitalization     Large-Capitalization
                                Growth Stocks         8% Growth Stocks         11% Growth Stocks        12% Growth Stocks        16%

                                U.S.                     U.S.                      U.S.                     U.S.
                                Large-Capitalization     Large-Capitalization      Large-Capitalization     Large-Capitalization
                                Value Stocks         14% Value Stocks          15% Value Stocks         16% Value Stocks         22%

                                U.S.                     U.S.                      U.S.                     U.S.
                                Mid-Capitalization       Mid-Capitalization        Mid-Capitalization       Mid-Capitalization
                                Stocks                5% Stocks                 6% Stocks               11% Stocks               11%

                                U.S.                     U.S.                      U.S.                     U.S.
                                Small-Capitalization     Small-Capitalization      Small-Capitalization     Small-Capitalization
                                Stocks                4% Stocks                 6% Stocks               10% Stocks               11%

                                Non-U.S.                 Non-U.S.                  Non-U.S.                 Non-U.S.
                                /International           /International            /International           /International
                                Stocks               14% Stocks                18% Stocks               20% Stocks               27%

                                Emerging Markets         Emerging Markets          Emerging Markets         Emerging Markets
                                Stocks                0% Stocks                 2% Stocks                3% Stocks                4%

                                Real Estate Stocks       Real Estate Stocks        Real Estate Stocks       Real Estate Stocks
                                (REITs)               5% (REITs)                7% (REITs)               8% (REITs)               9%

                                High Yield Bonds      5% High Yield Bonds       5% High Yield Bonds      4% High Yield Bonds      0%

                                Bonds                35% Bonds                 30% Bonds                16% Bonds                 0%

                                Cash                 10% Cash                   0% Cash                  0% Cash                  0%

  LOWER RISK  ----------------------------------------------------------------------------------------------------    HIGHER RISK

MAIN RISKS
THE LIFESTYLE PORTFOLIOS        Credit Risk,             Credit Risk,              Credit Risk,             Credit Risk,
ARE EXPOSED TO THE SAME         Derivatives Risk,        Derivatives Risk,         Derivatives Risk,        Derivatives Risk,
RISKS AS THE UNDERLYING         Foreign Investment       Foreign Investment        Foreign Investment       Foreign Investment
FUNDS IN DIRECT                 Risk, Inflation Risk,    Risk, Inflation Risk,     Risk, Inflation Risk,    Risk, Interest Rate
PROPORTION TO THE               Mortgage Risk, Price     Interest Rate Risk,       Interest Rate Risk,      Risk, Investment Risk,
ALLOCATION OF ASSETS            Volatility Risk, and     Mortgage Risk, Price      Mortgage Risk, Price     Mortgage Risk, Price
AMONG UNDERLYING FUNDS.         Real Estate Investment   Volatility Risk, and      Volatility Risk, and     Volatility and Real
AN INVESTOR MAY LOSE            Trust Risk.              Real Estate Investment    Real Estate Investment   Estate Investment
MONEY IN EACH PORTFOLIO.                                 Trust Risk.               Trust Risk.              Trust Risk.


(1) Although the LifeStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE MODERATE PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks     8%
                  U.S. Large-Capitalization Value Stocks     14%
                  U.S. Mid-Capitalization Stocks              5%
                  U.S. Small-Capitalization Stocks            4%
                  Non-U.S./International Stocks              14%
                  Emerging Markets Stocks                     0%
                  Real Estate Stocks (REITs)                  5%
                  High Yield Bonds                            5%
                  Bonds                                      35%
                  Cash                                       10%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.


PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


           ING LIFESTYLE MODERATE PORTFOLIO - ANNUAL TOTAL RETURNS(1)



                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]   Quarter    [  ]    [  ]%
              Worst:   [  ]   Quarter    [  ]    [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of Service 2 shares, to that of a broad measure of market performance - the ING LifeStyle Moderate Composite Index. The ING LifeStyle Moderate Composite Index is comprised of 25% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 5% S&P MidCap 400 Index, 15% Morgan Stanley Capital International All Countries Ex U.S. Index, 35% Lehman Brothers Aggregate Bond Index, 5% Lehman Brothers High Yield Bond Index and 10% Citigroup 3 month Treasure Bill Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                              5 YEARS
                                                1 YEAR   (OR LIFE OF CLASS)      10 YEARS
     CLASS S RETURN                                 %              %                  N/A
     ING LifeStyle Moderate Composite Index         %              %(2)               N/A



(1) Service 2 shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE MODERATE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks    11%
                  U.S. Large-Capitalization Value Stocks     15%
                  U.S. Mid-Capitalization Stocks              6%
                  U.S. Small-Capitalization Stocks            6%
                  Non-U.S./International Stocks              18%
                  Emerging Markets Stocks                     2%
                  Real Estate Stocks (REITs)                  7%
                  High Yield Bonds                            5%
                  Bonds                                      30%
                  Cash                                        0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                               INTEREST RATE RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.


PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                          YEAR BY YEAR TOTAL RETURNS(1)



                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]   Quarter    [  ]    [  ]%
              Worst:   [  ]   Quarter    [  ]    [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of the Service 2 shares, to that of a broad measure of market performance - the ING LifeStyle Moderate Growth Composite Index. The ING LifeStyle Moderate Growth Composite Index is comprised of 30% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 5% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 20% Morgan Stanley Capital International All Countries Ex U.S. Index, 30% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                              5 YEARS
                                                1 YEAR   (OR LIFE OF CLASS)      10 YEARS
     CLASS S RETURN                                 %              %                  N/A
     ING LifeStyle Moderate Composite Index         %              %(2)               N/A



(1) Service 2 shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks    12%
                  U.S. Large-Capitalization Value Stocks     16%
                  U.S. Mid-Capitalization Stocks             11%
                  U.S. Small-Capitalization Stocks           10%
                  Non-U.S./International Stocks              20%
                  Emerging Markets Stocks                     3%
                  Real Estate Stocks (REITs)                  8%
                  High Yield Bonds                            4%
                  Bonds                                      16%
                  Cash                                        0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                               INTEREST RATE RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.


PERFORMANCE

The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                          YEAR BY YEAR TOTAL RETURNS(1)



                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]   Quarter    [  ]    [  ]%
              Worst:   [  ]   Quarter    [  ]    [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of Service 2 shares, to that of a broad measure of market performance - the ING LifeStyle Growth Composite Index. The ING LifeStyle Growth Composite Index is comprised of 35% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 10% S&P MidCap 400 Index, 25% Morgan Stanley Capital International All Countries Ex U.S. Index, 15% Lehman Brothers Aggregate Bond Index, and 5% Lehman Brothers High Yield Bond Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                              5 YEARS
                                                1 YEAR   (OR LIFE OF CLASS)      10 YEARS
     CLASS S RETURN                                 %              %                  N/A
     ING LifeStyle Growth Composite Index           %              %(2)               N/A



(1) Service 2 shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         ADVISER

                                                            ING Investments, LLC

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE

Growth of capital. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES


The Portfolio invests in a combination of Underlying Funds according to a fixed formula that over time should reflect an allocation of approximately 100% in equity securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                  U.S. Large-Capitalization Growth Stocks    16%
                  U.S. Large-Capitalization Value Stocks     22%
                  U.S. Mid-Capitalization Stocks             11%
                  U.S. Small-Capitalization Stocks           11%
                  Non-U.S./International Stocks              27%
                  Emerging Markets Stocks                     4%
                  Real Estate Stocks (REITs)                  9%
                  High Yield Bonds                            0%
                  Bonds                                       0%
                  Cash                                        0%



ING Investments may change a Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                  MORTGAGE RISK
                              PRICE VOLATILITY RISK
                        REAL ESTATE INVESTMENT TRUST RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


If you would like additional information regarding the Portfolio's investment strategies and risks or the Underlying Funds' investment strategies and risks, please refer to "More Information on Investment Strategies" on page 13, "More Information on Risks" on page 28 and "Risks Associated with an Investment in the Underlying Funds" on page 28 in this Prospectus.

HOW THE PORTFOLIO HAS PERFORMED


The following information is intended to help you understand the risks of investing in the Portfolio. The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. The bar chart below and table on the following page show the changes in the Portfolio's Class S shares' performance from year to year and compare the Portfolio's performance to the performance of a broad measure of market performance for the same period. The Portfolio's past performance is no guarantee of future results.

The performance information does not include insurance-related charges imposed under a Variable Contract or expenses related to Qualified Plans. If these charges were included, the performance results would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan.


[CHART]


                          YEAR BY YEAR TOTAL RETURNS(1)



                            1996
                            1997
                            1998
                            1999
                            2000
                            2001
                            2002
                            2003
                            2004
                            2005



              BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD:



              Best:    [  ]   Quarter    [  ]    [  ]%
              Worst:   [  ]   Quarter    [  ]    [  ]%

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance, revised to reflect the higher expenses of Service 2 shares, to that of a broad measure of market performance - the ING LifeStyle Aggressive Growth Composite Index. The ING LifeStyle Aggressive Growth Composite Index is comprised of 45% Standard & Poor's ("S&P) 500 Composite Stock Price Index, 10% S&P SmallCap 600 Index, 15% S&P MidCap 400 Index, and 30% Morgan Stanley Capital International All Countries Ex U.S. Index. It is not possible to invest directly in the indices.

                         AVERAGE ANNUAL TOTAL RETURNS(1)



                                                                      5 YEARS
                                                        1 YEAR   (OR LIFE OF CLASS)      10 YEARS
     CLASS S RETURN                                          %               %                N/A
     ING LifeStyle Aggressive Growth Composite Index         %               %(2)             N/A



(1) Service 2 shares had not commenced operations in 2005 and therefore do not have a full calendar year of performance for 2005. The bar chart and performance table above reflect the returns of the Portfolio's Class S shares, which commenced operations on May 3, 2004, revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

(2)  The Index return is for the period beginning May 1, 2004.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables that follow show the fees and expenses you pay if you buy and hold Service 2 shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year.

Your Variable Contract is a contract between you and the issuing life insurance company. The Trust and the LifeStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the LifeStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The LifeStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the LifeStyle Portfolios.


                                SERVICE 2 SHARES
                        DIRECT ANNUAL OPERATING EXPENSES

                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)



                                            DISTRIBUTION                                 TOTAL        WAIVERS,        TOTAL NET
                              MANAGEMENT       (12b-1)     SHAREHOLDER      OTHER      OPERATING  REIMBURSEMENTS      OPERATING
      PORTFOLIO                  FEE           FEE(2)     SERVICE FEE(3)  EXPENSES(4)   EXPENSES  AND RECOUPMENTS(5)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate           0.14%          0.25%         0.25%             %           %             %                %
ING LifeStyle Moderate Growth    0.14%          0.25%         0.25%             %           %             %                %
ING LifeStyle Growth             0.14%          0.25%         0.25%             %           %             %                %
ING LifeStyle Aggressive         0.14%          0.25%         0.25%             %           %             %                %



(1) This table shows the estimated operating expenses for Service 2 shares of each LifeStyle Portfolio as a ratio of expenses to average daily net assets. Because the Service 2 shares for each LifeStyle Portfolio had not commenced operations as of December 31, 2005, expenses are based on the Portfolios' actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the adviser to each Portfolio, has agreed for each Portfolio.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution (12b-1) fee for Service 2 shares of the Portfolios, so that the actual distribution fee paid by a LifeStyle Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(3) Directed Services, Inc. has contractually agreed to waive 0.25% of the shareholder service fee for the Portfolios, so that the actual shareholder service fee paid by a LifeStyle Portfolio is an annual rate of 0.00%. Absent this waiver, the shareholder service fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.

(4) "Other Expenses" are estimated for each LifeStyle Portfolio's current fiscal year.

(5) ING Investments, the investment adviser to each LifeStyle Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the LifeStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each LifeStyle Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." This amount also includes the 0.10% distribution (12b-1) fee waiver and the 0.25% shareholder service fee waiver that footnotes (1) and (2), respectively, explain in more detail. The expense limitation agreement will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current terms or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                       TOTAL ANNUAL
                                                        OPERATING      FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                      EXPENSES          ADVISER        EXPENSES
----------------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth Portfolio              %                  -             %
ING American Century Large Company Value Portfolio          %                  -             %
ING American Century Select Portfolio                       %                  -             %
ING Capital Guardian Small/Mid Cap Portfolio                %                  -             %
ING Capital Guardian U.S. Equities Portfolio                %                  -             %
ING Eagle Asset Capital Appreciation Portfolio              %                  -             %
ING Evergreen Omega Portfolio                               %                  -             %
ING FMR(SM) Diversified Mid Cap Portfolio                   %                  -             %
ING FMR(SM) Earnings Growth Portfolio(1)                    %                  %             %
ING Fundamental Research Portfolio                          %                  -             %
ING International Portfolio                                 %                  -             %
ING Janus Contrarian Portfolio                              %                  -             %
ING JPMorgan Emerging Markets Equity Portfolio              %                  -             %
ING JPMorgan International Portfolio                        %                  -             %
ING JPMorgan MidCap Value Portfolio                         %                  -             %
ING JPMorgan Small Cap Equity Portfolio                     %                  %             %
ING JPMorgan Value Opportunities Portfolio(1)               %                  %             %
ING Julius Baer Foreign Portfolio                           %                  -             %
ING Legg Mason Value Portfolio                              %                  -             %
ING Liquid Assets Portfolio                                 %                  -             %
ING Lord Abbett Affiliated Portfolio
ING Marsico Growth Portfolio                                %                  -             %
ING Marsico International Opportunities Portfolio(1)        %                  %             %
ING Mercury Large Cap Value Portfolio                       %                  %             %
ING Mercury Large Cap Growth Portfolio                      %                  %             %
ING MFS Capital Opportunities Portfolio                     %                  -             %
ING MFS Mid Cap Growth Portfolio                            %                  -             %
ING MFS Total Return Portfolio                              %                  -             %
ING OpCap Balanced Value Portfolio                          %                  -             %
ING Oppenheimer Global Portfolio                            %                  -             %
ING Oppenheimer Main Street Portfolio(R)                    %                  -             %
ING Oppenheimer Strategic Income Portfolio                  %                  %             %
ING PIMCO Core Bond Portfolio                               %                  -             %
ING PIMCO High Yield Portfolio                              %                  -             %
ING Pioneer Fund Portfolio(1)                               %                  -             %
ING Pioneer Mid Cap Value Portfolio(1)                      %                  -             %
ING Salomon Brothers Aggressive Growth Portfolio            %                  -             %
ING Salomon Brothers All Cap Portfolio                      %                  -             %
ING Templeton Global Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio            %                  -             %

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------


                                                       TOTAL ANNUAL
                                                        OPERATING      FEE WAIVER BY   NET OPERATING
                  UNDERLYING FUNDS                      EXPENSES          ADVISER        EXPENSES
----------------------------------------------------------------------------------------------------
ING T. Rowe Price Diversified Mid Cap Growth Portfolio       %                 -             %
ING T. Rowe Price Equity Income Portfolio                    %                 -             %
ING T. Rowe Price Growth Equity Portfolio                    %                 -             %
ING UBS U.S. Large Cap Equity Portfolio                      %                 -             %
ING Van Kampen Comstock Portfolio                            %                 %             %
ING Van Kampen Equity and Income Portfolio                   %                 -             %
ING Van Kampen Equity Growth Portfolio                       %                 -             %
ING Van Kampen Global Franchise Portfolio                    %                 -             %
ING Van Kampen Growth and Income Portfolio                   %                 -             %
ING Van Kampen Real Estate Portfolio                         %                 -             %
ING VP Balanced Portfolio                                    %                 -             %
ING VP Growth and Income Portfolio                           %                 -             %
ING VP Growth Portfolio                                      %                 -             %
ING VP High Yield Bond Portfolio                             %                 %             %
ING VP Index Plus LargeCap Portfolio                         %                 -             %
ING VP Index Plus MidCap Portfolio                           %                 -             %
ING VP Index Plus SmallCap Portfolio                         %                 -             %
ING VP Intermediate Bond Portfolio                           %                 -             %
ING VP International Equity Portfolio                        %                 %             %
ING VP MidCap Opportunities Portfolio                        %                 %             %
ING VP Real Estate Portfolio                                 %                 %             %
ING VP Small Company Portfolio                               %                 -             %
ING VP SmallCap Opportunities Portfolio                      %                 %             %
ING VP Value Opportunity Portfolio                           %                 -             %
ING Wells Fargo Mid Cap Disciplined Portfolio



(1) As the Underlying Portfolio did not have a full calendar year of operations had not commenced operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                 WAIVERS,
                                                              REIMBURSEMENTS    NET OPERATING
       PORTFOLIO                  TOTAL OPERATING EXPENSES    AND RECOUPMENTS      EXPENSES
---------------------------------------------------------------------------------------------
ING LifeStyle Moderate                          %                       %              %
ING LifeStyle Moderate Growth                   %                       %              %
ING LifeStyle Growth                            %                       %              %
ING LifeStyle Aggressive Growth                 %                       %              %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.


EXAMPLE


The Example below is intended to help you compare the cost of investing in Service 2 shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses of a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



          PORTFOLIO                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-----------------------------------------------------------------------
ING LifeStyle Moderate                 $       $        $         $
ING LifeStyle Moderate Growth          $       $        $         $
ING LifeStyle Growth                   $       $        $         $
ING LifeStyle Aggressive Growth        $       $        $         $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS

As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. ING Investments determines the mix of Underlying Funds and sets the appropriate allocation targets and ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING Investments uses economic and statistical methods to determine the optimal allocation targets and ranges for each Portfolio and whether any Underlying Funds should be added or removed from the mix.

The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)  economic and market forecasts;

   (iii) proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)   the correlation and covariance among Underlying Funds.


As market prices of the Underlying Funds' portfolio securities change, a Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the LifeStyle Portfolios and the Underlying Funds.

ING Investments intends to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING Investments monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING Investments may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments believes it is in the best interests of the Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the LifeStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the LifeStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page 33 for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Alliance Bernstein     Long-term growth of    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Mid Cap Growth Portfolio   capital.               assets in common stock of   risk, derivatives risk,
                                                                            mid-capitalization          foreign investment risk,
SUB-ADVISER:                                                                companies (those that       growth investing risk,
Alliance Capital                                                            have a market               manager risk, market and
Management L.P.                                                             capitalization within the   company risk, market
                                                                            range of companies in the   capitalization risk,
                                                                            Russell Midcap(R) Growth    mid-capitalization
                                                                            Index). May also invest     company risk, portfolio
                                                                            in convertibles,            turnover risk, securities
                                                                            investment grade            lending risk and U.S.
                                                                            instruments, U.S.           government securities
                                                                            government securities and   risk.
                                                                            high quality, short-term
                                                                            obligations (including
                                                                            repurchase agreements,
                                                                            bankers' acceptances and
                                                                            domestic certificates of
                                                                            deposit), and foreign
                                                                            securities. May write
                                                                            exchange-traded call
                                                                            options (upto 25%), make
                                                                            secured loans on
                                                                            portfolio securities (up
                                                                            to 25%) enter into
                                                                            repurchase agreements and
                                                                            enter into futures
                                                                            contracts on securities
                                                                            indices and options on
                                                                            such futures contracts.

INVESTMENT ADVISER:       ING American Century       Long-term capital      Invests at least 80% of     Credit risk, currency
ING Life Insurance and    Large Company Value        growth. Income is a    its assets in equity        risk, derivatives risk,
Annuity Company           Portfolio                  secondary              securities of large         foreign investment risk,
                                                     objective.             capitalization companies    interest risk, market and
SUB-ADVISER:                                                                (those companies with       company risk, portfolio
American Century                                                            market capitalizations      turnover risk, and value
Investment Management,                                                      in the Russell 1000(R)      investing risk.
Inc.                                                                        Index). Equity securities
                                                                            include common stocks,
                                                                            preferred stocks and
                                                                            equity-equivalent
                                                                            securities, such as debt
                                                                            securities and preferred
                                                                            stock convertible into
                                                                            common stock, and stock
                                                                            or stock index future
                                                                            contracts. May also
                                                                            invest a portion of its
                                                                            assets in derivative
                                                                            instruments, foreign
                                                                            securities, debt
                                                                            securities of companies,
                                                                            and debt obligations of
                                                                            governments and their
                                                                            agencies or similar
                                                                            securities.

INVESTMENT ADVISER:       ING American Century       Long-term capital      Invests in stocks of        Currency risk,
ING Life Insurance and    Select Portfolio           appreciation.          companies that the          derivatives risk, foreign
Annuity Company                                                             Sub-Adviser believes will   investment risk, growth
                                                                            increase in value over      investing risk, market
SUB-ADVISER:                                                                time. Generally invests     and company risk and
American Century                                                            in larger companies,        portfolio turnover risk.
Investment Management,                                                      though may invest in
Inc.                                                                        companies of any size.
                                                                            May invest in foreign
                                                                            companies located and
                                                                            doing business in
                                                                            developed countries.

INVESTMENT ADVISER:       ING Capital Guardian       Long-term capital      Invests at least 80% of     Convertible securities
Directed Services, Inc.   Small/Mid Cap Portfolio    appreciation.          assets in equity            risk, depository receipt
                                                                            securities of small/mid     risk, equity securities
SUB-ADVISER:                                                                capitalization companies,   risk, foreign investment
Capital Guardian Trust                                                      defined to include          risk, growth investing
Company                                                                     companies with              risk, manager risk,
                                                                            capitalizations within      market and company risk,
                                                                            the range of companies      market capitalization
                                                                            included in the custom      risk, mid-capitalization
                                                                            Russell 2800 Index.         company risk,
                                                                            Equity investments          over-the-counter ("OTC")
                                                                            include common or           investment risk,
                                                                            preferred stocks and        securities lending risk,
                                                                            convertible securities.     small-capitalization
                                                                            May hold ADRs, EDRs and     company risk and value
                                                                            GDRs, May invest in money   investing risk.
                                                                            market instruments and
                                                                            repurchase agreements.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Capital Guardian U.S.  Long-term growth of    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Equities Portfolio         capital and income.    assets in equity and        risk, debt securities
                                                                            equity-related securities   risk, depositary receipt
SUB-ADVISER:                                                                (including common and       risk, equity securities
Capital Guardian Trust                                                      preferred stock and         risk, foreign investment
Company                                                                     convertible securities      risk, growth investing
                                                                            such as warrants and        risk, manager risk,
                                                                            rights) of issuers          market and company risk,
                                                                            located in the U.S. with    market capitalization
                                                                            greater consideration       risk, securities lending
                                                                            given to potential          risk and value investing
                                                                            appreciation and future     risk.
                                                                            dividends than to current
                                                                            income. May invest in
                                                                            American, European and
                                                                            Global Depositary
                                                                            Receipts; debt
                                                                            securities, and cash
                                                                            equivalents.

INVESTMENT ADVISER:       ING Eagle Asset Capital    Capital appreciation.  Invests at least 80% of     Convertible securities
Directed Services, Inc.   Appreciation Portfolio     Dividend income is a   assets in equity            risk, derivatives risk,
                                                     secondary objective.   securities of domestic      equity securities risk,
SUB-ADVISER:                                                                and foreign issuers that    foreign investment risk,
Eagle Asset Management,                                                     meet quantitative           manager risk, market and
Inc.                                                                        standards relating to       company risk, market
                                                                            financial soundness and     capitalization risk, and
                                                                            high intrinsic value        portfolio turnover risk.
                                                                            relative to price. Equity
                                                                            securities include common
                                                                            stocks, convertible
                                                                            securities, options on
                                                                            equities, and rights and
                                                                            warrants. May invest up
                                                                            to 25% of its total
                                                                            assets in foreign issuers
                                                                            and use derivatives. May
                                                                            put write covered put and
                                                                            call options that expose
                                                                            up to 55% of assets and
                                                                            may enter into futures
                                                                            contracts and options
                                                                            thereon and currency
                                                                            hedging transactions.

INVESTMENT ADVISER:       ING Evergreen Omega        Long-term capital      Invests primarily in        Convertible securities
Directed Services, Inc.   Portfolio                  growth.                common stocks and           risk, equity securities
                                                                            securities convertible      risk, foreign investment
SUB-ADVISER:                                                                into common stocks of       risk, growth investing
Evergreen Investment                                                        U.S. companies across all   risk, investment style
Management Company, LLC                                                     market capitalizations.     risk, manager risk,
                                                                            May also invest up to 25%   market capitalization
                                                                            of assets in foreign        risk, mid-capitalization
                                                                            securities.                 company risk, portfolio
                                                                                                        turnover risk, price
                                                                                                        volatility risk, and
                                                                                                        small company risk.

INVESTMENT ADVISER:       ING FMR(SM) Diversified    Long-term growth of    Invests at least 80% of     Derivatives risk,
Directed Services, Inc.   Mid Cap Portfolio          capital.               assets in securities of     emerging markets risk,
                                                                            companies with medium       foreign investment risk,
SUB-ADVISER:                                                                market capitalizations      growth investing risk,
Fidelity Management &                                                       (defined as those whose     manager risk, market and
Research Company                                                            market capitalizations      company risk, market
                                                                            are similar to the market   capitalization risk,
                                                                            capitalizations of          mid-capitalization
                                                                            companies in the Russell    company risk, other
                                                                            Midcap Index or the S&P     investment companies
                                                                            Midcap 400 Index). May      risk, portfolio turnover
                                                                            invest in smaller or        risk,
                                                                            larger market               small-capitalization
                                                                            capitalizations. May        company risk, and value
                                                                            invest up to 25% of         investing risk.
                                                                            assets in foreign
                                                                            securities, including
                                                                            emerging markets and may
                                                                            buy and sell futures
                                                                            contracts and other
                                                                            investment companies.

INVESTMENT ADVISER:       ING FMR(SM) Earnings       Seeks growth of        Invests primarily in        Equity securities risk,
Directed Services, Inc.   Growth Portfolio           capital over the       common stocks in which      foreign investment risk,
                                                     long term.             the Sub-Adviser believes    growth investing risk,
SUB-ADVISER:                                                                have above-average growth   manager risk, market and
Fidelity Management &                                                       potential. May invest in    company risk, other
Research Company                                                            securities of foreign       investment companies
                                                                            issuers and may use         risk, and portfolio
                                                                            various techniques such     turnover risk.
                                                                            as buying and selling
                                                                            futures contracts and
                                                                            other investment
                                                                            companies, including
                                                                            exchange-traded funds.
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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Fundamental            Seeks to maximize      Invests at least 65% of     Convertible securities
ING Life Insurance and    Research Portfolio         total return through   its total assets in         risk, derivatives risk,
Annuity Company                                      investments in a       common stocks and           foreign markets risk,
                                                     diversified            securities convertible      index tracking risk,
SUB-ADVISER:                                         portfolio of common    into common stocks. May     market and company risk,
ING Investment                                       stocks and             also invest in              market trends risk,
Management Co.                                       securities             derivatives. Emphasizes     mid-capitalization
                                                     convertible into       stocks of larger            company risk, and stock
                                                     common stocks.         companies. May invest in    risk.
                                                                            mid-capitalization
                                                                            companies and may invest
                                                                            up to 25% in foreign
                                                                            securities.

INVESTMENT ADVISER:       ING International          Long-term growth of    Invests at least 65% of     Call risk, convertible
Directed Services, Inc.   Portfolio                  capital.               its assets in equity        securities risk, debt
                                                                            securities (including       securities risk,
SUB-ADVISER:                                                                common and preferred        derivatives risk,
ING Investment                                                              stocks, warrants and        emerging markets risk,
Management Co.                                                              convertible securities)     equity securities risk,
                                                                            of issuers of any           foreign investment risk,
                                                                            market-capitalization       interest rate risk,
                                                                            (but primarily large cap    liquidity risk, manager
                                                                            companies) located          risk, market and company
                                                                            outside of the United       risk, market
                                                                            States, including           capitalization risk,
                                                                            emerging markets. May       market trends risk,
                                                                            also invest in government   maturity risk,
                                                                            debt securities of          mid-capitalization
                                                                            developed foreign           company risk, securities
                                                                            countries. May invest up    lending risk and
                                                                            to 35% in securities of     small-capitalization
                                                                            U.S. issuers including      company risk.
                                                                            investment-grade
                                                                            government and corporate
                                                                            debt securities.

INVESTMENT ADVISER:       ING Janus Contrarian       Capital appreciation.  Invests at least 80% of     Debt securities risk,
Directed Services, Inc.   Portfolio                                         net assets in equity        derivatives risk,
                                                                            securities with the         diversification risk,
SUB-ADVISER:                                                                potential for long-term     equity securities risk,
Janus Capital                                                               growth of capital. The      foreign investment risk,
Management LLC                                                              Portfolio is                high-yield, lower-grade
                                                                            non-diversified. May also   debt securities risk,
                                                                            invest in foreign equity    interest rate risk,
                                                                            and debt securities, up     liquidity risk, manager
                                                                            to 20% in high yield debt   risk, market and company
                                                                            securities (junk bonds);    risk, market
                                                                            derivatives; securities     capitalization risk,
                                                                            purchased on a              maturity risk,
                                                                            when-issued, delayed        mid-capitalization
                                                                            delivery or forward         company risk, sector
                                                                            commitment basis;           risk,
                                                                            illiquid securities (up     small-capitalization
                                                                            to 15%) and may invest      company risk, and special
                                                                            more than 25% of its        situations risk.
                                                                            total assets in
                                                                            securities of companies
                                                                            in one or more market
                                                                            sectors.

INVESTMENT ADVISER:       ING JPMorgan Emerging      Capital appreciation.  Invests at least 80% of     Convertible securities
Directed Services, Inc.   Markets Equity Portfolio                          its assets in securities    risk, debt securities
                                                                            of issuers located in at    risk, derivatives risk,
SUB-ADVISER:                                                                least three countries       emerging markets risk,
J.P. Morgan Investment                                                      with emerging securities    equity securities risk,
Management Inc.                                                             markets. Equity             foreign investment risk,
                                                                            securities in which the     high-yield, lower-grade
                                                                            Portfolio may invest        debt securities risk,
                                                                            includes common and         liquidity risk, manager
                                                                            preferred stocks,           risk, market and company
                                                                            convertible securities,     risk, mortgage risk,
                                                                            depositary receipts,        other investment
                                                                            rights and warrants to      companies risk, portfolio
                                                                            buy common stocks and       turnover risk, security
                                                                            privately placed            lending risk, and
                                                                            securities and other        small-capitalization
                                                                            investment companies. May   company risk.
                                                                            invest in derivatives,
                                                                            high-quality, short-term
                                                                            money market instruments
                                                                            and repurchase
                                                                            agreements. May invest in
                                                                            debt securities,
                                                                            including high yield
                                                                            securities (junk bonds)
                                                                            and mortgage-related
                                                                            securities. May enter
                                                                            into dollar rolls.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING JPMorgan               Long-term growth of    Invests at least 65% of     Credit risk, currency
ING Life Insurance and    International Portfolio    capital.               assets in equity            risk, emerging markets
Annuity Company                                                             securities of foreign       risk, foreign investment
                                                                            companies with high         risk, geographic focus
SUB-ADVISER:                                                                growth potential            risk, high-yield, lower
J.P. Morgan Asset                                                           (including those located    grade debt securities
Management (London)                                                         in countries with           risk, interest rate risk,
Limited                                                                     emerging market             and market and company
                                                                            economies). May invest in   risk.
                                                                            debt securities issued by
                                                                            foreign and U.S.
                                                                            companies including
                                                                            non-investment grade debt
                                                                            securities.

INVESTMENT ADVISER:       ING JPMorgan Mid Cap       Growth from capital    Invests at least 80% of     Convertible securities
ING Life Insurance and    Value Portfolio            appreciation.          assets in common stocks     risk depositary receipt
Annuity Company                                                             of companies with market    risk, derivatives risk,
                                                                            capitalizations of $1       diversification risk,
SUB-ADVISER:                                                                billion to $20 billion.     foreign investment risk,
J.P. Morgan Investment                                                      Normally invests in         interest rate risk,
Management, Inc.                                                            securities that are         market and company risk,
                                                                            traded on registered        mid-capitalization
                                                                            exchanges or the            company risk,
                                                                            over-the-counter market     over-the-counter ("OTC")
                                                                            in the United States. May   investment risk,
                                                                            invest in other equity      portfolio turnover risk
                                                                            securities, including       and small-capitalization
                                                                            depositary receipts;        company risk.
                                                                            convertible and foreign
                                                                            securities (which may
                                                                            take the form of
                                                                            depositary receipts); and
                                                                            derivatives.

INVESTMENT ADVISER:       ING JPMorgan Small Cap     Capital growth over    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Equity Portfolio           the long term.         its total assets in         risk, derivatives risk,
                                                                            equity securities of        equity securities risk,
SUB-ADVISER:                                                                small-cap companies         foreign investment risk,
J.P. Morgan Investment                                                      (defined as those with      growth investing risk,
Management Inc.                                                             market capitalization       manager risk, market and
                                                                            equal to those within a     company risk, market
                                                                            universe of Russell         capitalization risk,
                                                                            2000(R) Index stocks).      mid-capitalization
                                                                            May also invest up to 20%   company risk,
                                                                            of its total assets in:     mortgage-related
                                                                            foreign securities,         securities risk, REIT
                                                                            including depositary        risk,
                                                                            receipts, convertible       small-capitalization
                                                                            securities, high-quality    company risk, and value
                                                                            money market instruments    investing risk.
                                                                            and repurchase
                                                                            agreements; and may
                                                                            invest in real estate
                                                                            investment trusts and
                                                                            derivatives.

INVESTMENT ADVISER:       ING JPMorgan Value         Long-term capital      Invests at least 80% of     Convertible securities
Directed Services, Inc.   Opportunities Portfolio    appreciation.          it assets in equity         risk, derivatives risk,
                                                                            securities of mid- and      equity securities risk,
SUB-ADVISER:                                                                large-capitalization        interest rate risk,
J.P. Morgan Investment                                                      companies                   investment style risk,
Management Inc."                                                            (mid-capitalization         manager risk, market and
                                                                            companies are those with    company risk, market
                                                                            market capitalizations      capitalization risk,
                                                                            between $2 billion and $5   mid-capitalization
                                                                            billion and                 company risk,
                                                                            large-capitalization        mortgage-related
                                                                            companies are those with    securities risk, other
                                                                            market capitalization       investment companies
                                                                            over $5 billion). Equity    risk, and price
                                                                            securities in which the     volatility risk.
                                                                            Portfolio may invest
                                                                            include common stocks,
                                                                            preferred stocks,
                                                                            convertible securities,
                                                                            depositary receipts and
                                                                            warrants to buy common
                                                                            stocks. May invest in
                                                                            shares of investment
                                                                            companies, including
                                                                            shares of affiliated
                                                                            money market funds. May
                                                                            invest in derivatives,
                                                                            mortgage-related
                                                                            securities issued by
                                                                            government entities and
                                                                            private issuers, and
                                                                            high-quality money market
                                                                            instruments and
                                                                            repurchase agreements.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Julius Baer Foreign    Long-term growth of    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Portfolio                  capital.               assets in equity            risk, debt securities
                                                                            securities tied             risk, derivatives risk,
SUB-ADVISER:                                                                economically to countries   emerging markets risk,
Julius Baer Investment                                                      outside the United          equity securities risk,
Management LLC                                                              States, including common    foreign investment risk,
                                                                            and preferred stocks,       high-yield, lower-grade
                                                                            American, European and      debt securities risk,
                                                                            Global depositary           liquidity risk, market
                                                                            receipts, convertible       and company risk, market
                                                                            securities, rights,         capitalization risk,
                                                                            warrants and other          mid-capitalization
                                                                            investment companies,       company risk, other
                                                                            including exchange-traded   investment companies
                                                                            funds. Normally has a       risk, portfolio turnover
                                                                            bias towards larger         risk, price volatility
                                                                            companies (e.g., with       risk, securities lending
                                                                            market capitalizations of   risk and small company
                                                                            $10 billion or greater),    risk.
                                                                            but may also invest in
                                                                            small- and mid-sized
                                                                            companies. May invest up
                                                                            to 25% of assets in
                                                                            issuers in emerging
                                                                            markets and may invest in
                                                                            debt securities (up to
                                                                            10% in non-investment
                                                                            grade bonds). May invest
                                                                            in derivatives and may
                                                                            lend its portfolio
                                                                            securities. Will invest
                                                                            at least 65% in no fewer
                                                                            than three different
                                                                            companies located outside
                                                                            the U.S.

INVESTMENT ADVISER:       ING Legg Mason Value       Long-term growth of    Invests primarily in        Call risk, convertible
Directed Services, Inc.   Portfolio                  capital.               equity securities,          securities risk, credit
                                                                            including foreign           risk, currency risk, debt
SUB-ADVISER:                                                                securities. Generally       securities risk,
Legg Mason Capital                                                          invests in companies with   diversification risk,
Management, Inc.                                                            market capitalization       equity securities risk,
                                                                            greater than $5 billion,    foreign investment risk,
                                                                            but may invest in           growth investing risk,
                                                                            companies of any size.      high-yield, lower-grade
                                                                            May also invest in          debt securities risk,
                                                                            convertible and debt        interest rate risk,
                                                                            securities. May invest up   investment models risk,
                                                                            to 25% of assets in         manager risk, market and
                                                                            long-term debt              company risk, market
                                                                            securities, and up to 10%   trends risk,
                                                                            of in high yield debt       mid-capitalization
                                                                            securities ("junk           company risk,
                                                                            bonds"). The Portfolio is   over-the-counter ("OTC")
                                                                            non-diversified.            investment risk,
                                                                                                        small-capitalization
                                                                                                        company risk and value
                                                                                                        investing risk.

INVESTMENT ADVISER:       ING Liquid Assets          High level of          Strives to maintain a       Credit risk, income risk,
Directed Services, Inc.   Portfolio                  current income         stable $1 per share net     interest rate risk,
                                                     consistent with the    asset value. At least 95%   manager risk, securities
SUB-ADVISER:                                         preservation of        of the Portfolio's          lending risk and U.S.
ING Investment                                       capital and            investments must be rated   government securities
Management Co.                                       liquidity.             in the highest short-term   risk.
                                                                            ratings category. May
                                                                            invest in U.S. Treasury
                                                                            and U.S. government
                                                                            agency securities; fully
                                                                            collateralized repurchase
                                                                            agreements; bank
                                                                            obligations, including
                                                                            certificates of deposit,
                                                                            time deposits, and
                                                                            bankers' acceptances;
                                                                            commercial paper;
                                                                            asset-backed securities;
                                                                            variable or floating rate
                                                                            securities, including
                                                                            variable rate demand
                                                                            obligations; debt
                                                                            securities with special
                                                                            features such as puts, or
                                                                            maturity extension
                                                                            arrangements; short-term
                                                                            corporate debt securities
                                                                            other than commercial
                                                                            paper; U.S.
                                                                            dollar-denominated
                                                                            foreign securities;
                                                                            shares of other
                                                                            investment companies (not
                                                                            to exceed 10%);
                                                                            credit-linked notes;
                                                                            reverse repurchase
                                                                            agreements, structured
                                                                            securities; and
                                                                            Guaranteed Investment
                                                                            Contracts.


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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Lord Abbett            Long-term growth of    Invests primarily in        Convertible securities
Directed Services, Inc.   Afiliated Portfolio        capital. Current       equity securities of        risk, debt securities
                                                     income is a            large, seasoned, U.S. and   risk, derivatives risk,
SUB-ADVISER:                                         secondary objective.   multinational companies     equity securities risk,
Lord, Abbett & Co., LLC                                                     (those companies in the     foreign investment risk,
                                                                            Russell 1000(R) Value       manager risk, market
                                                                            Index). May invest up to    capitalization risk,
                                                                            10% of its assets in        market and company risk
                                                                            foreign securities and      and value investing risk.
                                                                            also may invest in
                                                                            American Depositary
                                                                            Receipts and similar
                                                                            depositary receipts,
                                                                            which are not subject to
                                                                            the 10% limit on
                                                                            investment. The Portfolio
                                                                            may invest in convertible
                                                                            bonds and convertible
                                                                            preferred stock, and in
                                                                            derivatives and similar
                                                                            instruments.

INVESTMENT ADVISER:       ING Marsico Growth         Capital appreciation.  Invests primarily in        Derivatives risk,
Directed Services, Inc.   Portfolio                                         equity securities of        emerging markets risk,
                                                                            companies selected for      equity securities risk,
SUB-ADVISER:                                                                their growth potential.     foreign investment risk,
Marsico Capital                                                             Will normally hold a core   growth investing risk,
Management, LLC                                                             position of between 35      manager risk, market and
                                                                            and 50 common stocks        company risk, market
                                                                            primarily emphasizing       capitalization risk,
                                                                            larger companies. (those    market trends risk,
                                                                            with market                 over-the-counter ("OTC")
                                                                            capitalizations of $4       investment risk,
                                                                            billion or more). May       portfolio turnover risk,
                                                                            also invest in foreign      price volatility risk and
                                                                            securities (including       sector risk.
                                                                            emerging markets) and
                                                                            forward foreign currency
                                                                            contracts, futures and
                                                                            options. Substantial cash
                                                                            holdings in the absence
                                                                            of attractive investment
                                                                            opportunities; and, from
                                                                            time to time, investment
                                                                            of more than 25% assets
                                                                            in securities of
                                                                            companies in one or more
                                                                            market sectors. Generally
                                                                            will not invest more than
                                                                            25% of assets in a
                                                                            particular industry
                                                                            within a sector.

INVESTMENT ADVISER:       ING Marsico                Seeks long-term        Invests at least 65% of     Currency risk,
Directed Services, Inc.   International              growth of capital.     its total assets in         derivatives risk,
                          Opportunities Portfolio                           common stocks of foreign    emerging markets risk,
SUB-ADVISER:                                                                companies. May invest in    equity securities risk,
Marsico Capital                                                             companies of any size       foreign investment risk,
Management, LLC                                                             throughout the world.       growth investing risk,
                                                                            Invests in issuers from a   investment models risk,
                                                                            number of different         liquidity risk, manager
                                                                            countries not including     risk, market and company
                                                                            the United States and       risk, market
                                                                            generally maintains a       capitalization risk,
                                                                            core position of between    market trends risk,
                                                                            35 and 50 common stocks.    over-the-counter ("OTC")
                                                                            May use options, futures    investment risk,
                                                                            and foreign currency        portfolio turnover risk,
                                                                            contracts. May invest in    price volatility risk,
                                                                            emerging markets. Up to     and sector risk.
                                                                            10% in fixed-income
                                                                            securities. May invest up
                                                                            to 5% in high-yield bonds
                                                                            and mortgage and
                                                                            asset-backed securities.
                                                                            May invest up to 15% in
                                                                            illiquid securities. May
                                                                            invest more than 25% of
                                                                            its total assets in
                                                                            securities of companies
                                                                            in a single market
                                                                            sector, though it
                                                                            generally will not invest
                                                                            more than 25% of its
                                                                            total assets in a
                                                                            particular industry
                                                                            within a sector.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap      Long-term growth of    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Growth Portfolio           capital.               its assets in equity        risk, debt securities
                                                                            securities of large         risk, derivatives risk,
SUB-ADVISER:                                                                capitalization companies,   equity securities risk,
Mercury Advisors                                                            selected from among those   foreign investment risk,
                                                                            which, at the time of       growth investing risk,
                                                                            investment, are included    interest rate risk,
                                                                            in the Russell 1000(R)      investment models risk,
                                                                            Growth Index. Up to 10%     manager risk, market and
                                                                            in foreign companies        company risk, market
                                                                            including American and      capitalization risk,
                                                                            European depositary         maturity risk, portfolio
                                                                            receipts. May invest in     turnover risk, securities
                                                                            derivatives, short-term     lending risk, and U.S.
                                                                            debt securities,            government securities
                                                                            non-convertible preferred   risk.
                                                                            stocks and bonds, or
                                                                            government and money
                                                                            market securities.

INVESTMENT ADVISER:       ING Mercury Large Cap      Long-term growth of    Invests at least 80% of     Borrowing and leverage
Directed Services, Inc.   Value Portfolio            capital.               its assets in a             risk, convertible
                                                                            diversified portfolio of    securities risk, debt
SUB-ADVISER:                                                                equity securities of        securities risk,
Mercury Advisors                                                            large-capitalization        derivatives risk, equity
                                                                            companies (those within     securities risk, foreign
                                                                            the market-cap range of     investment risk,
                                                                            companies included in the   investment models risk,
                                                                            Russell 1000(R) Value       liquidity risk, manager
                                                                            Index). May invest up to    risk, market and company
                                                                            10% of its total assets     risk, market
                                                                            in securities issued by     capitalization risk,
                                                                            foreign issuers,            over-the-counter ("OTC")
                                                                            including American          investment risk,
                                                                            Depositary Receipts. Will   restricted and illiquid
                                                                            generally limit its         securities risk,
                                                                            foreign securities          securities lending risk,
                                                                            investments to ADRs of      sovereign debt risk,
                                                                            issuers in developed        undervalued securities
                                                                            countries. May also         risk, U.S. government
                                                                            invest in investment        securities risk and value
                                                                            grade convertible           investing risk.
                                                                            securities, preferred
                                                                            stock, illiquid
                                                                            securities, U.S.
                                                                            government debt
                                                                            securities of any
                                                                            maturity, and derivatives
                                                                            for hedging purposes. May
                                                                            purchase or sell
                                                                            securities on a when
                                                                            issued basis. May also
                                                                            purchase or sell
                                                                            securities on a delayed
                                                                            delivery basis or through
                                                                            a forward commitment. May
                                                                            lend up to 331/3% of its
                                                                            total assets and invest
                                                                            un-invested cash in money
                                                                            market funds.

INVESTMENT ADVISER:       ING MFS Capital            Capital appreciation.  Invests at least 65% of     Convertible securities
ING Life Insurance and    Opportunities Portfolio                           assets in common stocks     risk, credit risk,
Annuity Company                                                             and related securities,     currency risk, depositary
                                                                            such as preferred stocks,   receipt risk, emerging
SUB-ADVISER:                                                                convertible securities      markets risk, foreign
Massachusetts Financial                                                     and depositary receipts.    investment risk, market
Services Company                                                            May invest in foreign       and company risk,
                                                                            securities, including       portfolio turnover risk
                                                                            emerging market             and over-the-counter
                                                                            securities. Investments     ("OTC") investment risk.
                                                                            may include securities
                                                                            listed on a securities
                                                                            exchange or traded in the
                                                                            over the counter markets.

INVESTMENT ADVISER:       ING MFS Mid Cap Growth     Long-term growth of    Invests at least 80% of     Convertible securities
Directed Services, Inc.   Portfolio                  capital.               its assets in common        risk, debt securities
                                                                            stocks and related          risk, derivatives risk,
SUB-ADVISER:                                                                securities (such as         emerging markets risk,
Massachusetts Financial                                                     preferred stocks,           foreign investment risk,
Services Company                                                            convertible securities      growth investing risk,
                                                                            and depositary receipts)    high-yield, lower-grade
                                                                            of mid-cap companies        debt securities risk,
                                                                            (defined as those           manager risk, market and
                                                                            companies with market       company risk, market
                                                                            capitalization of $250      capitalization risk,
                                                                            million or more but not     mid-capitalization
                                                                            exceeding the top range     company risk,
                                                                            of the Russell Midcap(R)    over-the-counter ("OTC")
                                                                            Growth Index). May also     investment risk,
                                                                            invest up to 20% of         portfolio turnover risk
                                                                            assets in foreign           and short sales risk.
                                                                            securities (including
                                                                            ADRs and emerging
                                                                            markets) and up to 10% of
                                                                            assets in high-yield
                                                                            bonds ("junk bonds"). The
                                                                            Portfolio may also engage
                                                                            in short sales and invest
                                                                            in derivatives.
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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING MFS Total Return       Above-average income   Invests in a combination    Allocation risk, call
Directed Services, Inc.   Portfolio                  (compared to a         of equity and               risk, convertible
                                                     portfolio entirely     fixed-income securities.    securities risk, credit
SUB-ADVISER:                                         invested in equity     At least 40% but not more   risk, derivatives risk,
Massachusetts Financial                              securities)            than 75% in equity          emerging markets risk,
Services Company                                     consistent with the    securities such as          foreign investment risk,
                                                     prudent employment     preferred stock, bonds,     high-yield bond risk,
                                                     of capital. A          warrants or rights          income risk, interest
                                                     secondary objective    convertible into stock      rate risk, liquidity
                                                     is the reasonable      and depositary receipts.    risk, manager risk,
                                                     opportunity for        At least 25% but not more   market and company risk,
                                                     growth of capital      than 60% in                 maturity risk, mortgage
                                                     and income.            non-convertible             risk, portfolio turnover
                                                                            fixed-income securities.    risk, sector risk, U.S.
                                                                            Focuses on large market     government securities
                                                                            capitalizations ($5         risk and value investing
                                                                            billion or over). Invests   risk.
                                                                            in U.S. government
                                                                            securities, mortgage- and
                                                                            asset-backed securities
                                                                            and corporate bonds. May
                                                                            invest up to 20% in
                                                                            foreign securities, up to
                                                                            20% in lower rated
                                                                            non-convertible
                                                                            fixed-income securities
                                                                            and comparable unrated
                                                                            securities. May invest
                                                                            without limit in zero
                                                                            coupon bonds, loan
                                                                            participations, mortgage
                                                                            pass-through securities
                                                                            and ADRs. May also invest
                                                                            in derivatives.

INVESTMENT ADVISER:       ING OpCap Balanced         Capital growth, and    Invests at least 25%        Convertible
ING Life Insurance and    Value Portfolio            secondarily,           of its total assets         securities risk,
Annuity Company                                      investment income.     in equity                   credit risk, debt
                                                                            securities,                 securities risk,
SUB-ADVISER:                                                                including common            industry
OpCap Advisors LLC                                                          stocks and preferred        concentration risk,
                                                                            stocks (typically           interest rate risk,
                                                                            between 50% to 75%          market and company
                                                                            of its total assets         risk, portfolio
                                                                            invested in                 turnover risk and
                                                                            equities), and at           U.S. government
                                                                            least 25% of total          securities risk.
                                                                            assets in
                                                                            fixed-income senior
                                                                            securities,
                                                                            including bonds,
                                                                            debentures, notes,
                                                                            participation
                                                                            interests in loans,
                                                                            convertibles, and
                                                                            U.S. government
                                                                            securities.

INVESTMENT ADVISER:       ING Oppenheimer Global     Capital appreciation.  Invests mainly in           Allocation risk, currency
ING Life Insurance and    Portfolio                                         companies in the U.S. and   risk, emerging growth
Annuity Company                                                             foreign countries.          risk, emerging markets
                                                                            Currently emphasizes        risk, foreign investment
SUB-ADVISER:                                                                investments in developed    risk, geographic focus
OppenheimerFunds, Inc.                                                      market but may also         risk, growth stock risk,
                                                                            invest in emerging          industry concentration
                                                                            markets. The Portfolio      risk, market and company
                                                                            does not limit its          risk, mid-capitalization
                                                                            investments in a            company risk, portfolio
                                                                            particular capitalization   turnover risk and
                                                                            range, but currently        small-capitalization
                                                                            focuses its investments     company risk.
                                                                            in mid- and large-cap
                                                                            companies. The Portfolio
                                                                            will invest in a number
                                                                            of different countries
                                                                            (one of which may be the
                                                                            United States).

INVESTMENT ADVISER:       ING Oppenheimer Main       Long-term growth of    Invests mainly in common    Investment models risk,
Directed Services, Inc.   Street Portfolio(R)        capital and future     stocks of U.S. companies    manager risk, market and
                                                     income.                of different                company risk, market
SUB-ADVISER:                                                                capitalization ranges,      capitalization risk,
OppenheimerFunds, Inc.                                                      presently focusing on       mid-capitalization
                                                                            large-capitalization        company risk, portfolio
                                                                            issuers. It also can        turnover risk and
                                                                            invest in debt              small-capitalization
                                                                            securities, such as bonds   company risk.
                                                                            and debentures, but does
                                                                            not currently emphasize
                                                                            these investments.


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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Oppenheimer Strategic  High level of current  Invests in debt             Call risk, credit risk,
ING Life Insurance and    Income Portfolio           income principally     securities of issuers in    credit credit derivatives
Annuity Company                                      derived from interest  three market sectors:       risk, derivatives risk,
                                                     on debt securities.    foreign governments and     derivatives risk,
SUB-ADVISER:                                                                companies; U.S.             emerging markets risk,
OppenheimerFunds, Inc.                                                      government securities;      foreign investment risk,
                                                                            and lower-grade             high-yield, lower-grade
                                                                            high-yield securities of    debt securities risk,
                                                                            U.S. and foreign            interest rate risk,
                                                                            companies. May invest up    manager risk,
                                                                            to 100% of assets in any    mortgage-related
                                                                            one sector at any time.     securities risk,
                                                                            The Portfolio can invest    portfolio turnover risk,
                                                                            in securities having        sector risk, U.S.
                                                                            short-, medium-, or         government securities
                                                                            long-term maturities and    risk, and zero coupon
                                                                            may invest without limit    risk.
                                                                            in lower-grade,
                                                                            high-yield debt
                                                                            obligations, also called
                                                                            "junk bonds." Foreign
                                                                            investments can include
                                                                            debt securities of
                                                                            issuers in developed
                                                                            markets as well as
                                                                            emerging markets. Can use
                                                                            hedging instruments and
                                                                            certain derivatives.

INVESTMENT ADVISER:       ING PIMCO Core Bond        Maximum total return,  Invests at least 80% of     Credit risk, currency
Directed Services, Inc.   Portfolio                  consistent with        assets in debt securities   risk, debt securities
                                                     preservation of        of varying maturities,      risk, derivatives risk,
SUB-ADVISER:                                         capital and prudent    with a portfolio duration   emerging markets risk,
Pacific Investment                                   investment             that normally varies        foreign investment risk,
Management Company LLC                               management.            within a three to six       high-yield, lower-grade
                                                                            year time frame,            debt securities risk,
                                                                            including up to 10% in      interest rate risk,
                                                                            high-yield debt             leveraging risk,
                                                                            securities ("junk           liquidity risk, manager
                                                                            bonds"); U.S. government    risk, market and company
                                                                            securities; corporate       risk, mortgage-related
                                                                            debt securities of U.S.     securities risk,
                                                                            and non-U.S. issuers        portfolio turnover risk,
                                                                            inflation-indexed bonds;    securities lending risk
                                                                            structured notes; event     and U.S. government
                                                                            linked bonds and loan       securities risk.
                                                                            participations, delalyed
                                                                            funding loans (see the
                                                                            prospectus for the rest)
                                                                            and derivatives. The
                                                                            Portfolio may invest up
                                                                            to 10% of its total
                                                                            assets in securities of
                                                                            issuers based in
                                                                            countries with developing
                                                                            (or "emerging markets")
                                                                            economies. May engage in
                                                                            derivatives transactions.

INVESTMENT ADVISER:       ING PIMCO High Yield       Maximum total return,  Invests at least 80%        Credit risk,
Directed Services, Inc.   Portfolio                  consistent with        of assets in a              currency risk, debt
                                                     preservation of        diversified                 securities risk,
SUB-ADVISER:                                         capital and prudent    portfolio of high           derivatives risk,
Pacific Investment                                   investment             yield securities            emerging markets
Management Company LLC                               management.            ("junk bonds") rated        risk, foreign
                                                                            below investment            investment risk,
                                                                            grade but rated at          high-yield,
                                                                            least CCC/Caa by            lower-grade debt
                                                                            Moody's Investors           securities risk,
                                                                            Service, Inc.,              interest rate risk,
                                                                            Standard and Poor's         leveraging risk,
                                                                            Rating Service, or          liquidity risk,
                                                                            Fitch, or if                manager risk, market
                                                                            unrated, determined         and company risk,
                                                                            to be of comparable         mortgage-related
                                                                            quality, subject to         securities risk,
                                                                            a maximum of 5% of          securities lending
                                                                            total assets in             risk and U.S.
                                                                            CCC/Caa securities.         government
                                                                            The remainder of            securities risk.
                                                                            assets may be
                                                                            invested in
                                                                            investment grade
                                                                            fixed-income
                                                                            investments. May
                                                                            also invest up to
                                                                            20% in non-US
                                                                            dollar-denominated
                                                                            securities and
                                                                            without limit in
                                                                            U.S.
                                                                            dollar-denominated
                                                                            foreign securities
                                                                            (up to 10% in
                                                                            emerging markets).
                                                                            The average
                                                                            portfolio duration
                                                                            is two- to
                                                                            six-years. May
                                                                            invest in
                                                                            derivatives.
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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Pioneer Fund           Reasonable income      Invests in a broad          Convertible
Directed Services, Inc.   Portfolio                  and capital growth.    list carefully              securities risk,
                                                                            selected securities         derivatives risk,
SUB-ADVISER:                                                                believed to be              equity securities
Pioneer Investment                                                          reasonably priced           risk, manager risk,
Management, Inc.                                                            rather than in              market and company
                                                                            securities whose            risk and value
                                                                            price reflects a            investing risk.
                                                                            premium resulting
                                                                            from their current
                                                                            market popularity.
                                                                            Invests the major
                                                                            portion of its
                                                                            assets in equity
                                                                            securities,
                                                                            primarily of U.S.
                                                                            issuers. Equity
                                                                            securities include
                                                                            common stocks,
                                                                            convertible debt and
                                                                            other equity
                                                                            instruments such as
                                                                            depositary receipts,
                                                                            warrants, rights and
                                                                            preferred stock.

INVESTMENT ADVISER:       ING Pioneer Mid Cap        Capital                Invests at least 80%        Convertible
Directed Services, Inc.   Value Portfolio            appreciation.          of assets in equity         securities risk,
                                                                            securities of               debt securities
SUB-ADVISER:                                                                mid-size companies          risk, derivatives
Pioneer Investment                                                          (companies with             risk, manager risk,
Management, Inc.                                                            market values within        market and company
                                                                            the range of                risk, market
                                                                            companies in the            capitalization risk,
                                                                            Russell Midcap              mid-capitalization
                                                                            Value(R) Index).            company risk, and
                                                                            Focuses on companies        value investing
                                                                            with capitalizations        risk.
                                                                            within the $1
                                                                            billion to $10
                                                                            billion range.
                                                                            Equity securities in
                                                                            which the Portfolio
                                                                            principally invests
                                                                            include common
                                                                            stocks, preferred
                                                                            stocks, depositary
                                                                            receipts, and
                                                                            convertible debt but
                                                                            may invest in other
                                                                            equity securities to
                                                                            a lesser extent.

INVESTMENT ADVISER:       ING Salomon Brothers       Long-term growth of    Invests at least 80%        Convertible
ING Life Insurance and    Aggressive Growth          capital.               of assets in common         securities risk,
Annuity Company           Portfolio                                         stocks and related          currency risk,
                                                                            securities, such as         depositary receipt
SUB-ADVISER:                                                                preferred stock,            risk, emerging
Salomon Brothers Asset                                                      convertible                 growth risk,
Management Inc.                                                             securities and              emerging markets
                                                                            depositary receipts,        risk, foreign
                                                                            of emerging growth          investment risk,
                                                                            companies. Invests          issuer concentration
                                                                            in securities of            risk, market and
                                                                            large well known            company risk,
                                                                            companies but may           mid-capitalization
                                                                            also invest in              company risk,
                                                                            small- to                   over-the-counter
                                                                            medium-sized                ("OTC") investment
                                                                            companies.                  risk, portfolio
                                                                            Investments may             turnover risk and
                                                                            include securities          small-capitalization
                                                                            listed on a                 company risk.
                                                                            securities exchange
                                                                            or traded in the
                                                                            over the counter
                                                                            markets. May invest
                                                                            in foreign
                                                                            securities;
                                                                            (including emerging
                                                                            market securities)
                                                                            and may have
                                                                            exposure to foreign
                                                                            currencies.

INVESTMENT ADVISER:       ING Salomon Brothers       Capital appreciation   Invests primarily in        Convertible
Directed Services, Inc.   All Cap Portfolio          through investment     common stocks and           securities risk,
                                                     in securities          common stock                debt securities,
SUB-ADVISER:                                         believed to have       equivalents, such as        derivatives risk,
Salomon Brothers Asset                               above-average          preferred stocks and        diversification
Management Inc                                       capital appreciation   convertibles,               risk, emerging
                                                     potential.             typically of large,         markets risk,
                                                                            well-known                  foreign investment
                                                                            companies, but may          risk, manager risk,
                                                                            also invest a               market and company
                                                                            significant portion         risk, market
                                                                            of its assets in            capitalization risk,
                                                                            securities of small         mid-capitalization
                                                                            to medium-sized             company risk,
                                                                            companies. May              portfolio turnover
                                                                            invest in                   risk, restricted and
                                                                            non-dividend paying         illiquid securities
                                                                            common stocks and           risk, securities
                                                                            foreign securities          lending risk,
                                                                            including emerging          small-capitalization
                                                                            market issuers. May         company risk and
                                                                            invest in cash              value investing
                                                                            equivalents, debt           risk.
                                                                            securities; illiquid
                                                                            securities and
                                                                            derivatives. May
                                                                            borrow up to 15% of
                                                                            its assets. The
                                                                            Portfolio is
                                                                            non-diversified.


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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Templeton Global       Capital                Under normal market         Convertible
Directed Services, Inc.   Growth Portfolio           appreciation.          conditions, the             securities risk,
                                                     Current income is      Portfolio invests           credit risk, debt
SUB-ADVISER:                                         only an incidental     mainly in equity            securities risks,
Templeton Global                                     consideration.         securities of               derivatives risk,
Advisors Limited                                                            companies located           emerging markets
                                                                            anywhere in the             risk, foreign
                                                                            world, including            investment risk,
                                                                            emerging markets.           interest rate risk,
                                                                            The Portfolio also          manager risk,
                                                                            invests in                  securities lending
                                                                            depository receipts.        risk, and value
                                                                            The Portfolio may           investing risk.
                                                                            invest up to 25% of
                                                                            its total assets in
                                                                            debt securities of
                                                                            companies and
                                                                            governments located
                                                                            anywhere in the
                                                                            world. The Portfolio
                                                                            may also lend
                                                                            portfolio securities
                                                                            on a short-term or
                                                                            long-term basis, up
                                                                            to 331/3 of its
                                                                            total assets.

INVESTMENT ADVISER:       ING T. Rowe Price          Over the long-term,    Invests amongst             Allocation risk,
Directed Services, Inc.   Capital Appreciation       a high total           three asset classes:        convertible
                          Portfolio                  investment return,     equity securities,          securities risk,
SUB-ADVISER:                                         consistent with the    debt securities             credit risk, debt
T. Rowe Price                                        preservation of        (including up to 15%        securities risk,
Associates, Inc.                                     capital and with       in high yield of            derivatives risk,
                                                     prudent investment     "junk bonds"), and          equity securities
                                                     risk.                  money market                risk, foreign
                                                                            instruments. Invests        investment risk,
                                                                            primarily in common         high-yield,
                                                                            stocks of                   lower-grade debt
                                                                            established                 securities risk,
                                                                            companies believed          income risk,
                                                                            to have potential           interest rate risk,
                                                                            for growth. Debt            manager risk, market
                                                                            securities and              and company risk,
                                                                            convertible bonds           market
                                                                            may often constitue         capitalization risk,
                                                                            a significant               maturity risk,
                                                                            portion of the              securities lending
                                                                            Portfolio's                 risk, special
                                                                            investment                  situations risk, and
                                                                            portfolio. Up to 25%        value investing
                                                                            of the Portfolio's          risk.
                                                                            net assets may be
                                                                            invested in foreign
                                                                            equity securities.
                                                                            The remaining assets
                                                                            may be invested in
                                                                            other securities,
                                                                            including
                                                                            convertibles,
                                                                            warrants, preferred
                                                                            stock, corporate and
                                                                            government debt,
                                                                            futures and options.
                                                                            May purchase debt
                                                                            securities of any
                                                                            maturity and credit
                                                                            quality.

INVESTMENT ADVISER:       ING T. Rowe Price          Long-term capital      Invests at least 80%        Derivatives risk,
ING Life Insurance and    Diversified Mid Cap        appreciation.          of assets in equity         foreign investment
Annuity Company           Growth Portfolio                                  securities of               risk, growth stock
                                                                            companies having a          risk, market and
SUB-ADVISER:                                                                market                      company risk,
T. Rowe Price                                                               capitalization              mid-capitalization
Associates Inc.                                                             within the range of         company risk,
                                                                            companies in the            portfolio turnover
                                                                            Russell MidCap(R)           risk and
                                                                            Growth Index or the         over-the-counter
                                                                            S&P Mid Cap 400             ("OTC") investment
                                                                            Index. Focuses on           risk.
                                                                            midsize companies
                                                                            whose earnings are
                                                                            expected to grow at
                                                                            a rate faster than
                                                                            the average company.
                                                                            Other securities in
                                                                            which the Portfolio
                                                                            may invest include
                                                                            foreign stocks and
                                                                            futures, and
                                                                            options.

INVESTMENT ADVISER:       ING T. Rowe Price          Substantial dividend   Invests at least 80%        Convertible
Directed Services, Inc.   Equity Income              income as well as      of its assets in            securities risk,
                          Portfolio                  long-term growth of    common stocks, with         debt securities
SUB-ADVISER:                                         capital.               65% in the common           risk, derivatives
T. Rowe Price                                                               stocks of                   risk, foreign
Associates, Inc.                                                            well-established            investment risk,
                                                                            companies paying            high-yield,
                                                                            above-average               lower-grade debt
                                                                            dividends. May              securities risk,
                                                                            invest in                   manager risk, market
                                                                            convertible                 and company risk,
                                                                            securities,                 and value investing
                                                                            warrants, preferred         risk.
                                                                            stocks, foreign
                                                                            securities, debt
                                                                            securities
                                                                            (including high
                                                                            yield debt
                                                                            securities) and
                                                                            futures and options.

INVESTMENT ADVISER:       ING T. Rowe Price          Long-term capital      Invests at least 80%        Currency risk,
ING Life Insurance and    Growth Equity              growth, and            of assets in common         depositary receipt
Annuity Company           Portfolio                  secondarily,           stocks. Concentrates        risk, derivatives
                                                     increasing dividend    in growth companies.        risk, emerging
SUB-ADVISER:                                         income.                The Portfolio may           markets risk,
T. Rowe Price                                                               have exposure to            foreign investment
Associates, Inc.                                                            foreign currencies          risk, growth
                                                                            and investment may          investing risk,
                                                                            include foreign             market and company
                                                                            securities, hybrids,        risk and portfolio
                                                                            depositary receipt          turnover risk.
                                                                            securities and
                                                                            derivatives.
                                                                            Investments in
                                                                            foreign securities
                                                                            are limited to 30%.
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--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING UBS U.S. Large         Long-term growth of    Invests at least 80%        Derivatives risk,
ING Life Insurance and    Cap Equity Portfolio       capital and future     of net assets in            market and company
Annuity Company                                      income.                U.S. large                  risk,
                                                                            capitalization              mid-capitalization
SUB-ADVISER:                                                                equity securities           company risk,
UBS Global Asset                                                            (defined as those           over-the-counter
Management (Americas)                                                       with a market               ("OTC") investment
Inc.                                                                        capitalization range        risk, portfolio
                                                                            equal to that of the        turnover risk,
                                                                            Russell 1000(R)             small-capitalization
                                                                            Index). Investments         company risk, and
                                                                            may include                 stock risk.
                                                                            dividend-paying
                                                                            securities, common
                                                                            stock and preferred
                                                                            stock. In general,
                                                                            the Portfolio
                                                                            emphasizes large
                                                                            capitalization
                                                                            stocks, but also may
                                                                            hold small and
                                                                            intermediate cap
                                                                            stocks. The
                                                                            Portfolio may use
                                                                            options, futures,
                                                                            and other
                                                                            derivatives.

INVESTMENT ADVISER:       ING Van Kampen             Seeks capital growth   Invests in equity           Convertible
ING Life Insurance and    Comstock Portfolio         and income.            securities of               securities risk,
Annuity Company                                                             companies of any            currency risk,
                                                                            market-capitalization;      derivatives risk,
SUB-ADVISER:                                                                up to 10% of assets         foreign investment
Van Kampen                                                                  in high-quality             risk, interest rate
                                                                            short-term debt             risk, market and
                                                                            securities and              company risk,
                                                                            investment grade            mid-capitalization
                                                                            corporate debt              company risk,
                                                                            securities; up to           portfolio turnover
                                                                            25% of assets in            risk,
                                                                            foreign securities;         small-capitalization
                                                                            and derivatives.            company risk, and
                                                                            Equity securities in        stock risk.
                                                                            which the Portfolio
                                                                            may invest includes
                                                                            common and preferred
                                                                            stocks and
                                                                            convertible
                                                                            securities.

INVESTMENT ADVISER:       ING Van Kampen             Total return,          Invests at least 80%        Allocation risk,
ING Life Insurance and    Equity and Income          consisting of          of it net assets in         call risk,
Annuity Company           Portfolio                  long-term capital      equity and income           convertible
                                                     appreciation and       securities. Invests         securities risk,
SUB-ADVISER:                                         current income.        primarily in                credit risk,
Van Kampen                                                                  income-producing            derivatives risk,
                                                                            equity instruments          foreign investment
                                                                            (including common           risk, interest rate
                                                                            stock, preferred            risk, market and
                                                                            stock and                   company risk,
                                                                            convertible                 mid-capitalization
                                                                            securities) and             company risk,
                                                                            investment grade            portfolio turnover
                                                                            quality debt                risk and
                                                                            securities. Invests         small-capitalization
                                                                            at least 65% in             company risk.
                                                                            income producing
                                                                            equity securities
                                                                            and up to 25% in
                                                                            foreign securities.

INVESTMENT ADVISER:       ING Van Kampen             Long-term capital      Invests at least 80%        Equity securities
Directed Services, Inc.   Equity Growth              appreciation.          of assets of the            risk, foreign
                          Portfolio                                         Portfolio in equity         investment risk,
SUB-ADVISER:                                                                securities primarily        growth investing
Van Kampen                                                                  of growth-oriented          risk, manager risk,
                                                                            U.S. companies and,         market and company
                                                                            to a limited extent,        risk, and portfolio
                                                                            of foreign companies        turnover risk.
                                                                            that are listed on
                                                                            U.S. exchanges or
                                                                            traded in U.S.
                                                                            markets.

INVESTMENT ADVISER:       ING Van Kampen             Long-term capital      Invests primarily in        Currency risk,
Directed Services, Inc.   Global Franchise           appreciation.          equity securities of        derivatives risk,
                          Portfolio                                         companies of any            diversification
SUB-ADVISER:                                                                size located                risk, emerging
Van Kampen                                                                  throughout the              markets risk, equity
                                                                            world, based on a           securities risk,
                                                                            value investing             foreign investment
                                                                            approach. Invests at        risk, manager risk,
                                                                            least 65% in                market and company
                                                                            securities of               risk, market
                                                                            issuers from a              capitalization risk,
                                                                            number of different         mid-capitalization
                                                                            countries, which may        company risk,
                                                                            include the United          small-capitalization
                                                                            States. May invest          company risk, and
                                                                            in securities of            value investing
                                                                            issuers in emerging         risk.
                                                                            markets and
                                                                            derivatives. The
                                                                            Portfolio is
                                                                            non-diversified.

INVESTMENT ADVISER:       ING Van Kampen             Long-term growth of    Invests primarily in        Convertible
Directed Services, Inc.   Growth and Income          capital and income     income-producing            securities risk,
                          Portfolio                                         equity securities of        debt securities
SUB-ADVISER:                                                                issuers of any size,        risk, derivatives
Van Kampen                                                                  but with a focus on         risk, equity
                                                                            larger-capitalization       securities risk,
                                                                            companies, including        foreign investment
                                                                            common stocks and           risk, growth
                                                                            convertibles;               investing risk,
                                                                            although investments        manager risk, market
                                                                            are also made in            and company risk,
                                                                            non-convertible             market
                                                                            preferred stocks and        capitalization risk,
                                                                            investment grade            mid-capitalization
                                                                            debt securities,            company risk, and
                                                                            foreign securities          small-capitalization
                                                                            (up to 25%), and            company risk.
                                                                            derivatives.


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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Real        Capital                Invests at least 80%        Convertible
Directed Services, Inc.   Estate Portfolio           appreciation.          of its assets in            securities risk,
                                                     Current income is a    equity securities of        debt securities
SUB-ADVISER:                                         secondary objective.   companies in U.S.           risk, derivatives
Van Kampen                                                                  real estate industry        risk,
                                                                            that are listed on          diversification
                                                                            national exchanges          risk, equity
                                                                            or the NASDAQ. The          securities risk,
                                                                            Portfolio is                high-yield,
                                                                            non-diversified. May        lower-grade debt
                                                                            also invest in debt         securities risk,
                                                                            or convertible              industry
                                                                            securities of               concentration risk,
                                                                            companies whose             manager risk, market
                                                                            products and                and company risk,
                                                                            services related to         mortgage-related
                                                                            the real estate             securities risk,
                                                                            industry, up to 25%         REIT risk, and
                                                                            in financial                sector risk.
                                                                            institutions which
                                                                            issue or service
                                                                            mortgages,
                                                                            securities of
                                                                            companies which have
                                                                            significant real
                                                                            estate holdings, up
                                                                            to 20% in high yield
                                                                            debt securities and
                                                                            convertible bonds,
                                                                            mortgage- and
                                                                            asset-backed
                                                                            securities and
                                                                            covered options on
                                                                            securities and stock
                                                                            indexes.

INVESTMENT ADVISER:       ING VP Balanced            Maximize investment    Invests in a mixture        Allocation risk,
ING Investments, LLC      Portfolio                  return with            of equity securities        convertible
                                                     reasonable safety of   such as common and          securities risk,
SUB-ADVISER:                                         principal.             preferred stock,            derivatives risk,
ING Investment                                                              debt such as bonds,         foreign investment
Management Co.                                                              mortgage-related and        risk, high-yield,
                                                                            other asset-backed          lower-grade debt
                                                                            securities, U.S.            securities risk,
                                                                            government                  interest rate risk,
                                                                            securities and money        mortgage risk,
                                                                            market instruments.         portfolio turnover
                                                                            Typically maintains         risk, price
                                                                            75% in equities and         volatility risk and
                                                                            20% in debt                 U.S. government
                                                                            (including money            securities risk.
                                                                            market instruments).
                                                                            May also invest in
                                                                            convertible
                                                                            securities, foreign
                                                                            debt securities and
                                                                            derivatives.

INVESTMENT ADVISER:       ING VP Growth and          Maximize total         Invests at least 65%        Convertible
ING Investments, LLC      Income Portfolio           return.                of assets in equity         securities risk,
                                                                            securities of large         derivatives risk,
SUB-ADVISER:                                                                U.S. companies              foreign investment
ING Investment                                                              believed to have            risk, market trends
Management Co.                                                              above-average growth        risk, portfolio
                                                                            potential.                  turnover risk, price
                                                                            Strategically               volatility risk, and
                                                                            invests in mid-sized        securities lending
                                                                            companies and up to         risk.
                                                                            25% in foreign
                                                                            issuers. May invest
                                                                            in derivatives.

INVESTMENT ADVISER:       ING VP Growth              Growth of capital.     Invests primarily in        Convertible
ING Investments, LLC      Portfolio                                         equity securities of        securities risk,
                                                                            large U.S. companies        derivatives risk,
SUB-ADVISER:                                                                (with a market              foreign investment
ING Investment                                                              capitalization of at        risk, growth
Management Co.                                                              least $4 billion)           investing risk,
                                                                            believed to have            portfolio turnover
                                                                            growth potential,           risk, price
                                                                            although it may             volatility risk, and
                                                                            invest in companies         securities lending
                                                                            of any size. The            risk.
                                                                            Portfolio may also
                                                                            invest in
                                                                            derivatives and
                                                                            foreign securities.

INVESTMENT ADVISER:       ING VP High Yield          High level of          Invests at least 80%        Credit risk,
ING Investments, LLC      Bond Portfolio             current income and     of its assets in a          derivatives risk,
                                                     total return.          portfolio of                foreign investment
SUB-ADVISER:                                                                high-yield bonds            risk, high yield,
ING Investment                                                              ("junk bonds"). May         lower-grade debt
Management Co.                                                              also invest in              securities risk,
                                                                            investment grade            illiquid securities
                                                                            debt securities,            risk, interest rate
                                                                            common stocks and           risk, portfolio
                                                                            preferred stocks,           turnover risk, price
                                                                            U.S. government             volatility risk, and
                                                                            securities, and             securities lending
                                                                            money market                risk.
                                                                            instruments.

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total   Invests at least 80%        Derivatives risk,
ING Investments, LLC      LargeCap Portfolio         return performance     of assets in equity         manager risk, price
                                                     of the Standard &      securities included         volatility risk and
SUB-ADVISER:                                         Poor's 500 Composite   in the S&P 500 Index        securities lending
ING Investment                                       Stock Price Index      and have a market           risk.
Management Co.                                       ("S&P 500 Index").     capitalization of at
                                                                            least $4 billion.
                                                                            May also invest in
                                                                            derivatives and
                                                                            other investment
                                                                            companies.


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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
   PORTFOLIO MANAGER          UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total   Invests at least 80%        Derivatives risk,
ING Investments, LLC      MidCap Portfolio           return performance     of assets in                manager risk,
                                                     of the Standard &      securities of               mid-capitalization
SUB-ADVISER:                                         Poor's MidCap 400      mid-capitalization          company risk, price
ING Investment                                       Index ("S&P 400        companies included          volatility risk and
Management Co.                                       Index").               in the S&P 400              securities lending
                                                                            Index. May invest in        risk.
                                                                            derivatives.

INVESTMENT ADVISER:       ING VP Index Plus          Outperform the total   Invests at least 80%        Derivatives risk,
ING Investments, LLC      SmallCap Portfolio         return performance     of assets in                manager risk, price
                                                     of the Standard &      securities of               volatility risk,
SUB-ADVISER:                                         Poor's SmallCap 600    small-capitalization        securities lending
ING Investment                                       Index ("S&P 600        companies included          risk and
Management Co.                                       Index"), while         in the S&P 600              small-capitalization
                                                     maintaining a market   Index. May invest in        company risk.
                                                     level of risk.         derivatives.

INVESTMENT ADVISER:       ING VP Intermediate        Maximize total         Invests at least 80%        Credit risk, debt
ING Investments, LLC      Bond Portfolio             return consistent      of its assets in a          securities risk,
                                                     with reasonable        portfolio of bonds          derivatives risk,
SUB-ADVISER:                                         risk.                  including                   extension risk,
ING Investment                                                              government,                 foreign investment
Management Co.                                                              corporate, and              risk, high-yield,
                                                                            mortgage bonds. May         lower-grade debt
                                                                            also invest in              securities risk,
                                                                            high-yield bonds            interest rate risk,
                                                                            ("junk bonds") but          mortgage-related
                                                                            will seek to                securities risk,
                                                                            maintain a minimum          portfolio turnover
                                                                            average quality             risk, prepayment
                                                                            rating of investment        risk, price
                                                                            grade. May also             volatility risk,
                                                                            invest in preferred         securities lending
                                                                            stocks, high quality        risk and U.S.
                                                                            money market                government
                                                                            instruments,                securities risk.
                                                                            municipal bonds,
                                                                            debt securities of
                                                                            foreign issuers,
                                                                            mortgage- and
                                                                            asset-backed
                                                                            securities, options
                                                                            and future contracts
                                                                            involving
                                                                            securities, security
                                                                            indices and interest
                                                                            rates. May engage in
                                                                            dollar role
                                                                            transactions and
                                                                            swap agreements.

INVESTMENT ADVISER:       ING VP International       Seeks long-term        Invests at least 80%        Convertible
ING Investments, LLC      Equity Portfolio           capital growth.        of its assets in            securities risk,
                                                                            equity securities.          derivatives risk,
SUB-ADVISER:                                                                At least 65% of the         emerging markets
ING Investment                                                              Portfolio's assets          risk, foreign
Management Co.                                                              will normally be            investment risk,
                                                                            invested in                 market trends risk,
                                                                            securities of               portfolio turnover
                                                                            companies of any            risk, price
                                                                            size principally            volatility risk and
                                                                            traded in a number          securities lending
                                                                            of different                risk.
                                                                            countries outside of
                                                                            the U.S. May also
                                                                            invest in emerging
                                                                            markets. These
                                                                            securities include
                                                                            common stocks and
                                                                            convertibles. May
                                                                            invest in derivative
                                                                            instruments.

INVESTMENT ADVISER:       ING VP MidCap              Long-term capital      Invests at least 80%        Market trends risk,
ING Investments, LLC      Opportunities              appreciation.          of its assets in            mid-cap company
                          Portfolio                                         equity securities of        risk, portfolio
SUB-ADVISER:                                                                medium-sized U.S.           turnover risk, price
ING Investment                                                              companies (defined          volatility risk and
Management Co.                                                              as those whose              securities lending
                                                                            market                      risk.
                                                                            capitalizations fall
                                                                            within the range of
                                                                            companies in the
                                                                            Russell MidCap(R)
                                                                            Growth Index)
                                                                            believed to have
                                                                            growth potential.

INVESTMENT ADVISER:       ING VP Real Estate         Total return.          Invests at least 80%        Illiquid securities
ING Investments, LLC      Portfolio                                         of its assets in            risk, industry risk,
                                                                            common and preferred        initial public
SUB-ADVISER:                                                                stocks of U.S. real         offerings risk,
ING Clarion Real                                                            estate investment           manager risk, market
Estate Securities L.P.                                                      trusts ("REITs") and        trends risk,
                                                                            real estate                 diversification
                                                                            companies of any            risk, price
                                                                            market                      volatility risk,
                                                                            capitalization. Will        real estate risk,
                                                                            generally not invest        securities lending
                                                                            in companies with           risk.
                                                                            market
                                                                            capitalizations of
                                                                            less than $1
                                                                            million. May invest
                                                                            in initial public
                                                                            offerings.


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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE        MAIN INVESTMENTS             MAIN RISKS
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Small Company       Growth of capital.     Invests in at least         Derivatives risk,
ING Investments, LLC      Portfolio                                         80% of assets in            foreign investment
                                                                            equity securities of        risk, market trends
SUB-ADVISER:                                                                small-sized U.S.            risk, price
ING Investment                                                              companies (defined          volatility risk,
Management Co.                                                              as those included in        securities lending
                                                                            the S&P SmallCap 600        risk and
                                                                            Index or Russell            small-capitalization
                                                                            2000(R) Index)              company risk.
                                                                            believed to have
                                                                            growth potential.
                                                                            The Portfolio may
                                                                            also invest in
                                                                            derivatives and, to
                                                                            a limited extent,
                                                                            foreign securities.

INVESTMENT ADVISER:       ING VP SmallCap            Long-term capital      Invests at least 80%        Market trends risk,
ING Investments, LLC      Opportunities              appreciation.          of its assets in            portfolio turnover
                          Portfolio                                         equity securities of        risk, price
SUB-ADVISER:                                                                smaller,                    volatility risk,
ING Investment                                                              lesser-known U.S.           securities lending
Management Co.                                                              companies (defined          risk and
                                                                            as those with market        small-capitalization
                                                                            capitalizations that        company risk.
                                                                            fall within the
                                                                            range of companies
                                                                            in the Russell
                                                                            2000(R) Growth
                                                                            Index) believed to
                                                                            have growth
                                                                            potential.

INVESTMENT ADVISER:       ING VP Value               Growth of capital.     Invests at least 65%        Foreign investment
ING Investments, LLC      Opportunity                                       of its total assets         risk, price
                          Portfolio                                         in common stocks.           volatility risk,
SUB-ADVISER:                                                                The Portfolio may           securities lending
ING Investment                                                              invest in companies         risk and value
Management Co.                                                              of any size although        investing risk.
                                                                            it tends to invest a
                                                                            majority of its
                                                                            assets in companies
                                                                            with a market
                                                                            capitalization
                                                                            greater than $1
                                                                            billion. May also
                                                                            invest the remaining
                                                                            35% in other types
                                                                            of securities
                                                                            including foreign
                                                                            securities and
                                                                            securities of
                                                                            smaller companies.

INVESTMENT ADVISER:       ING Wells Fargo Mid        Long-term capital      Invests at least 80%        Debt securities
Directed Services, Inc.   Cap Disciplined            growth.                of its net assets           risk, foreign
                          Portfolio                                         (plus borrowings for        investment risk,
SUB-ADVISER:                                                                investment purposes)        manager risk, market
Wells Capital                                                               in securities of            and company risk,
Management                                                                  mid-capitalization          market
                                                                            companies found             capitalization risk,
                                                                            within the range of         mid-capitalization
                                                                            companies comprising        company risk,
                                                                            the Russell                 portfolio turnover
                                                                            Midcap(R) Value             risk, securities
                                                                            Index at the time of        lending risk, sector
                                                                            purchase. May invest        risk, and value
                                                                            in any sector and           investing risk.
                                                                            may emphasize one or
                                                                            more particular
                                                                            sectors. May invest
                                                                            up to 25% of its
                                                                            assets in foreign
                                                                            securities and loan
                                                                            up to 33 1/3% of its
                                                                            total assets.
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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the LifeStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the LifeStyle Portfolios.
Furthermore, ING Investments' allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in each Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the LifeStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying
Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS

A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an investment adviser believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively.
Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the LifeStyle Portfolios among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment manager to the LifeStyle
Portfolios, and it or an affiliate serves as investment adviser or sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying
Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not.
ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments may believe that a redemption from an Underlying Fund will be harmful to that Fund or to ING
Investments or an affiliate. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund rather than a LifeStyle Portfolio.


ING Investments has informed the Trust's Board that its investment process may be influenced by an independent consulting firm, and that it has developed an investment process using an allocation committee to make sure that the LifeStyle
Portfolios are managed in the best interest of shareholders of the LifeStyle
Portfolios. Nonetheless, investors bear the risk that ING Investments' allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. Certain of the Underlying Funds will allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An
Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment


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opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.
Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. The Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt.
The price of a security an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results.
High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


CREDIT DERIVATIVES RISK. Certain Underlying Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. The
Underlying Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, an Underlying Fund either delivers the defaulted bond (if the Underlying Fund has taken the short position in the credit default swap note) or pays the par amount of the defaulted bond (if the Underlying Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.


CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolios or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead the LifeStyle
Portfolios or an Underlying Fund may invest a substantial portion of their assets in money market instruments, repurchase agreements and U.S. government debt, including when it is is investing for temporary defensive purposes, which could reduce the underlying returns.


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DEPOSITARY RECEIPT RISK. An Underlying Fund may invest in depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.


DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. Each Portfolio may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund subject to diversification risk may be classified as a non-diversified investment company under the Investment
Company Act of 1940, as amended ("1940 Act"). This means that the Underlying
Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. A Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Portfolio's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income.
Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S.
dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure;
nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.


EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities.
Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor


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overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent a Portfolio invests in American depositary receipts ("ADRs"), European depositary receipt ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. Concentrating investments in a limited number of countries, may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.


HIGH-YIELD, LOWER GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities
(commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates.
Income risk is generally the greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested. The risk is typically greater for those Underlying Funds that invest in short-term debt securities.


INDEX TRACKING RISK. An Underlying Fund expects a close correlation between the performance of the portion of its assets allocated to stocks and that of the S&P
500 Index in both rising and falling markets. The performance of an Underlying
Fund's stock investments, however, generally will not be identical to that of the index because of the fees and expenses borne by an Underlying Fund and investor purchases and sales of shares, which can occur daily.

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INDUSTRY CONCENTRATION RISK. An Underlying Fund that invests more than 25% of its assets in an industry or group of industries may be adversely affected by developments affecting the industry or industries. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. The value of shares of such an Underlying Fund may fluctuate more than if it invested in a broader variety of industries.


INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates.
When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the LifeStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the LifeStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the LifeStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the LifeStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

INVESTMENT MODELS RISK. The proprietary models used by an Underlying Fund's sub-adviser to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by the factors not foreseen in developing the models.


INVESTMENT STYLE RISK. Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Fund may outperform or underperform other portfolios that employ a different style. An Underlying Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor, and vice versa.

IPO RISK. Initial Public Offerings or "IPOs" may be more volatile than other securities. IPOs may have a magnified impact on an Underlying Fund during the start-up phase when the Portfolio's asset base is relatively small. However, there is no assurance that the Underlying Fund will have access to profitable
IPOs. As assets grow, the effect of IPOs on the Underlying Fund's performance will not likely be as significant. Furthermore, stocks of newly-public companies may decline shortly after the IPO.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, a Portfolio may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying


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Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve an Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying
Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.
For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying
Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


MATURITY RISK. Interest rate risk will affect the price of a fixed-income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time.
Fixed-income securities with longer maturities will therefore be more volatile than other fixed-income securities with shorter maturities. Conversely, fixed-income securities with shorter maturities will be less volatile but generally provide lower returns than fixed-income securities with longer maturities. The average maturity of an Underlying Fund's fixed-income investments will affect the volatility of the Underlying Fund's share price.


MID-CAPITALIZATION COMPANY RISK. Investment in securities of mid-cap companies entails greater risks than investments in larger, more established companies.
Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


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OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter (OTC) securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard &
Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"),
Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.
Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an
Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REITs may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

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RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an
Underlying Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule
144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sector of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S.
government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying
Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SHORT SALES RISK. Certain Underlying Funds may make short sales, which involves selling a security the Underlying Fund does not own in anticipation that the security's price will decline. An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose an Underlying Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying Fund. When an Underlying Fund must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Underlying Fund or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Underlying Fund's long position would be reduced by a gain in the short position. The extent to which such gains or loses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Underlying Fund owns.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies.
Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

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SPECIAL SITUATIONS RISK. Certain Underlying Funds may make special situation investments, which arise when an Underlying Fund believes that the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations often involve much greater risk than is inherent in ordinary investment securities.
Investments in special situation companies may not appreciate and an Underlying
Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not have the anticipated result.

STOCK RISK. Stock prices have historically risen and fallen in periodic cycles.
Recently, U.S. stock markets and certain foreign stock markets have experienced substantial price volatility.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying
Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


ZERO-COUPON RISK. Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently.
The values of interest-only and principal-only mortgage-related securities also are subject to prepayment risk and interest rate risk.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE LIFESTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser.
ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $___ billion in assets. ING Investments' principal address is 7337
East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each LifeStyle Portfolio. For each LifeStyle Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING
Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser


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without submitting the contract to a vote of the portfolio's shareholders. The
Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the LifeStyle Portfolio and its principal investment strategies may also change.

ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more LifeStyle
Portfolios. For its investment management services provided to each Portfolio, ING Investments will receive a management fee equal to 0.14% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of the advisory or sub-advisory relationships, please refer to the LifeStyle Portfolios' annual shareholder report dated December 31, 2005.

ASSET ALLOCATION COMMITTEE. An Asset Allocation Committee of ING Investments reviews the allocation of Portfolio assets. The Committee considers the quarterly and annual recommendations of Ibbotson Associates, reviews their basis for arriving at these recommendations, and determines the asset allocations for the LifeStyle Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchases and sales or asset allocation recommendations.


The members of the Asset Allocation Committee are: William A. Evans, Jeffery
Stout and Stan Vyner.


WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S.
Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr.
Vyner is a non-voting member of the Committee.

The Statement of Additional Information ("SAI") provides additional information about each Asset Allocation Committee member's compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation
Committee member's ownership of securities in the LifeStyle Portfolios.


INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates, founded in 1977 by
Professor Roger Ibbotson, is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson Associates provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson Associates provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions. In the course of business over the past 25 years, Ibbotson Associates has built and maintained many strong relationships with companies, including brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors and investment managers.

PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475
Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the
National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD
Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Adviser Class ("ADV Class"),
Institutional Class, Class S, and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.


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RULE 12b-1 DISTRIBUTION FEES


The Trust has adopted a Rule 12b-1 Distribution Plan (the "12b-1 Plan") for the
Service 2 shares of each LifeStyle Portfolio of the Trust. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the Distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least [May 1, 2007,] but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out of a LifeStyle Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a portfolio's investment objectives and policies and other information about the Trust and the portfolios including the performance of the portfolio's Service 2 shares;

(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board of Trustees ("Board") determines is primarily intended to result in the sale of the portfolios'
     Service 2 shares.

SERVICE FEES


The Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Service 2 shares of each LifeStyle Portfolio. The Agreement allows DSI, as the Distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 shares and their beneficial shareholders, including variable contract owners with interests in the LifeStyle Portfolios.
Services that may be provided under the Agreement include, among other things, providing information about the portfolios and delivering portfolio documents.
Under the Agreement, each portfolio makes payments to DSI at an annual rate of 0.25% of a LifeStyle Portfolio's average daily net assets attributable to its Service 2 shares. However, DSI has agreed to waive 0.25% of the shareholder service fee for the Service 2 shares. The expense waiver will continue through [May 1, 2007,] but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.00% (not to exceed 0.25% under the current
Agreement).

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS
IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the LifeStyle Portfolios' 12b-1 Distribution Plan and Agreement, the
LifeStyle Portfolios' investment adviser or distributor, out of its own resources and without additional cost to a Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolios by those companies. The LifeStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the LifeStyle Portfolios. These payments may also provide incentive for insurance companies to make the LifeStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the LifeStyle
Portfolios.

The distributing broker-dealer for the LifeStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract


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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life
Insurance Company; Symetra Life Insurance Company; and First Fortis Life
Insurance Company.

The Investment Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company;
ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of
Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the LifeStyle Portfolios. Additionally, if a Portfolio is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the LifeStyle
Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. The LifeStyle
Portfolios, DSI, and ING Investments are not a party to these arrangements.
Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.


ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, will provide the LifeStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the LifeStyle Portfolios offer their shares. ING Funds
Services is also responsible for ensuring that the LifeStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The LifeStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the LifeStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND
QUALIFIED RETIREMENT PLANS


The LifeStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The
LifeStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the LifeStyle
Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified
Plans and would have to determine what action, if


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                      INFORMATION FOR INVESTORS (CONTINUED)
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any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the LifeStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the LifeStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of ING
Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The LifeStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the LifeStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The LifeStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a LifeStyle Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading.
The LifeStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading.
There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The LifeStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING
Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through:
increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders.
This in turn can have an adverse effect on Portfolio performance.

The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying
Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by a Underlying Fund is halted and does not resume prior to the time the Underlying
Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarily, Underlying
Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The
Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying
Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.


Although the policies and procedures known to the LifeStyle Portfolios that are followed by the financial intermediaries that use the LifeStyle Portfolios and the monitoring by the LifeStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the LifeStyle Portfolios may be required.
These decisions are inherently subjective, and will be made in a manner that is in the best interest of the LifeStyle Portfolios' shareholders.


PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the LifeStyle Portfolios' polices and procedures with respect to the disclosure of the LifeStyle Portfolios' portfolio securities is available in the SAI. Each LifeStyle Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each LifeStyle
Portfolio's portfolio holdings schedule will, at a minimum, remain available on the LifeStyle Portfolios' website until the LifeStyle Portfolios file a Form
N-CSR or


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Form N-Q with the SEC for the period that includes the date as of which the website information is current. The LifeStyle Portfolios' website is located at www.ingfunds.com.

NET ASSET VALUE


The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York
Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The LifeStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The
NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the LifeStyle
Portfolios or Underlying Funds do not price their shares. Therefore, the value of a Portfolio's investments (if an Underlying Fund holds foreign securities) may change on days when an investor will not be able to reallocate between investment options.

The NAVs of the LifeStyle Portfolios are based upon the NAVs of the Underlying
Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares.

When market quotations are not available or are deemed unreliable, the Sub-Adviser to an Underlying Fund may use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board.
The types of securities for which such fair value pricing might be required include, but are not limited to:


     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -    Securities of an issuer that has entered into a restructuring;

     -    Securities whose trading has been halted or suspended;


     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


     -    Securities that are restricted as to transfer or resale.


Each Sub-Adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying
Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair pricing and the effect of fair pricing.


When an insurance company or Qualified Plan is buying shares of the LifeStyle
Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or Qualifed Plan participant is received in proper form. When the LifeStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the fund receives its order in proper form.

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ADDITIONAL INFORMATION ABOUT THE LIFESTYLE PORTFOLIOS


The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

Each Portfolio of the Trust distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio of the Trust intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter
M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the LifeStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.


Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S.
government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.


If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.


The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the LifeStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.


REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.


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                              FINANCIAL HIGHLIGHTS
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The following financial highlights tables are intended to help you understand each of the Portfolio's Service 2 shares' financial performance for the past 5 years (or, if shorter, for the period of the Portfolio's operations). Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). For the years ended December 31, 2005 and 2004, the financial information has been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Portfolios' financial statements, are included in the annual report, which is available upon request.

Because the Service 2 shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolio's fiscal year end), financial highlights are presented for Service Class ("Class S") shares of the Portfolio.

ING LIFESTYLE MODERATE PORTFOLIO



                                                                     CLASS S
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
                                                                  --------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $        10.04
 Income (loss) from investment operations:
 Net investment income (loss)                                     $         0.17
 Net realized and unrealized gain on investments                  $         0.72
 Total from investment operations                                 $         0.89
 Net asset value, end of period                                   $        10.93
 TOTAL RETURN(2)                                                  %         8.86

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      210,753
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                 %         0.14
 Gross expenses prior to expense reimbursement(4)(5)              %         0.19
 Net investment income (loss) after expense reimbursement(3)(4)   %         5.82
 Portfolio turnover rate                                          %           34



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE MODERATE GROWTH PORTFOLIO



                                                                     CLASS S
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
                                                                  --------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $        10.02
 Income (loss) from investment operations:
 Net investment income (loss)                                     $         0.14
 Net realized and unrealized gain on investments                  $         0.91
 Total from investment operations                                 $         1.05
 Net asset value, end of period                                   $        11.07
 TOTAL RETURN(2)                                                  %        10.48

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      452,111
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                 %         0.14
 Gross expenses prior to expense reimbursement(4)(5)              %         0.19
 Net investment income (loss) after expense reimbursement(3)(4)   %         4.63
 Portfolio turnover rate                                          %           35



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE GROWTH PORTFOLIO



                                                                     CLASS S
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
                                                                  --------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $        10.07
 Income (loss) from investment operations:
 Net investment income (loss)                                     $         0.08
 Net realized and unrealized gain on investments                  $         1.10
 Total from investment operations                                 $         1.18
 Net asset value, end of period                                   $        11.25
 TOTAL RETURN(2)                                                  %        11.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      472,708
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                 %         0.14
 Gross expenses prior to expense reimbursement(4)(5)              %         0.19
 Net investment income (loss) after expense reimbursement(3)(4)   %         2.67
 Portfolio turnover rate                                          %           30



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO



                                                                     CLASS S
                                                                  --------------
                                                                  MAY 3, 2004(1)
                                                                        TO
                                                                   DECEMBER 31,
                                                                       2004
                                                                  --------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                             $        10.06
 Income (loss) from investment operations:
 Net investment income (loss)                                     $         0.02
 Net realized and unrealized gain on investments                  $         1.29
 Total from investment operations                                 $         1.31
 Net asset value, end of period                                   $        11.37
 TOTAL RETURN(2)                                                  %        13.02

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                $      213,366
 Ratios to average net assets:
 Net expense after expense reimbursement(3)(4)(5)                 %         0.14
 Gross expenses prior to expense reimbursement(4)(5)              %         0.19
 Net investment income (loss) after expense reimbursement(3)(4)   %         0.62
 Portfolio turnover rate                                          %           23



(1)  Commencement of operations.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Adviser, ING Investments, LLC has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
(5)  Expense ratios do not include expenses of Underlying Funds.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is made a part of this Prospectus by reference.

Additional information about the LifeStyle Portfolios' investments is available in the LifeStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifeStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the LifeStyle Portfolios' annual and semi-annual shareholder reports and the LifeStyle Portfolios' Statement of Additional Information or to make inquiries about the LifeStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona, call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]


05/01/06                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

INSTITUTIONAL CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

                                TABLE OF CONTENTS


                                                                                                                      PAGE
INTRODUCTION
  ING Investors Trust                                                                                                    2
  An Introduction to the Portfolio                                                                                       2
  Classes of Shares                                                                                                      2
  An Overview of the Asset Allocation Process                                                                            2

DESCRIPTION OF THE PORTFOLIO                                                                                             4

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                                                       5
  Example                                                                                                                7

MORE INFORMATION ON INVESTMENT STRATEGIES
  Investment Objectives, Main Investments and Risks of the Underlying Funds                                              8

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS                             9

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                                                         12
  Performance of the Underlying Funds Will Vary                                                                         12
  Temporary Defensive Positions                                                                                         12
  Conflict of Interest                                                                                                  12
  Risk Associated with an Investment in the Underlying Funds                                                            12

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the Portfolio                                                                                           19
  Portfolio Distribution                                                                                                20
  Additional Information Regarding Classes of Shares                                                                    20
  How ING Groep Compensates Entities Offering Our Portfolios as Investment Options in Their Insurance Products          20
  Administrative Services                                                                                               21

INFORMATION FOR INVESTORS                                                                                               21
  About Your Investment                                                                                                 21
  Interests of the Holders of Variable Insurance Contracts and Policies and Qualified Retirement Plans                  21
  Frequent Trading - Market Timing                                                                                      22
  Portfolio Holdings Disclosure Policy                                                                                  22
  Net Asset Value                                                                                                       23
  Additional Information About the Portfolio                                                                            24
  Percentage and Rating Limitation                                                                                      24
  A Word About Portfolio Diversity                                                                                      24
  Taxes and Distributions                                                                                               24
  Reports to Shareholders                                                                                               25
  Financial Highlights                                                                                                  25

WHERE TO GO TO OBTAIN MORE INFORMATION                                                                           Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.


Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.


The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

            U.S. Large-Capitalization Stocks - Value             20%
            U.S. Large-Capitalization Stocks - Growth            20%
            U.S. Large-Capitalization Stocks - Blend             20%
            Non-U.S./International Stocks                        10%
            Fixed-Income Securities                              30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


PRINCIPAL RISKS


You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.



If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class I shares of the Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or Plan Provider. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or Plan Provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS I SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                       DISTRIBUTION                              TOTAL         WAIVERS,       TOTAL NET
                           MANAGEMENT    (12b-1)     SHAREHOLDER     OTHER     OPERATING    REIMBURSEMENTS    OPERATING
        PORTFOLIO             FEE          FEE       SERVICE FEE  EXPENSES(2)  EXPENSES   AND RECOUPMENTS(3)  EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING MarketPro                0.00%         none         none             %           %          0.00%               %



(1) This table shows the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.


(2) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                    TOTAL ANNUAL
                                                     OPERATING    FEE WAIVER BY  NET OPERATING
                 UNDERLYING FUNDS                     EXPENSES       ADVISER       EXPENSES
----------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                   %              -              %
ING JPMorgan International Equity Portfolio                 %              -              %
ING Legg Mason Value Portfolio                              %              -              %
ING Marsico Growth Portfolio                                %              -              %
ING Mercury Large Cap Value Portfolio                       %               %             %
ING Salomon Brothers Aggressive Growth Portfolio            %              -              %
ING T. Rowe Price Capital Appreciation Portfolio            %              -              %
ING Van Kampen Equity and Income Portfolio                  %              -              %
ING VP Intermediate Bond Portfolio                          %              -              %


                               NET EXPENSE RATIOS

                    (INCLUDING DIRECT AND INDIRECT EXPENSES)


The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                             WAIVERS,
                                                          REIMBURSEMENTS   NET OPERATING
          PORTFOLIO             TOTAL OPERATING EXPENSES  AND RECOUPMENTS    EXPENSES
----------------------------------------------------------------------------------------
ING MarketPro                                 %                     -               %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Class I shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                 PORTFOLIO                    1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------------------
ING MarketPro                                 $       $        $        $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

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         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING FMR(SM)           Long-term growth of    Invests at least 80% of      Derivatives risk,
Directed Services, Inc.         Diversified Mid Cap   capital.               assets in securities of      emerging markets risk,
                                Portfolio                                    companies with medium        foreign investment risk,
SUB-ADVISER:                                                                 market capitalizations       growth investing risk,
Fidelity Management &                                                        (defined as those whose      manager risk, market and
Research Company                                                             market capitalization is     company risk, market
                                                                             similar to the market        capitalization risk,
                                                                             capitalization of companies  mid-capitalization
                                                                             in the Russell Midcap(R)     company risk, other
                                                                             Index or the S&P MidCap 400  investment companies
                                                                             Index). May invest in        risk, portfolio turnover
                                                                             smaller or larger market     risk,
                                                                             capitalizations. May invest  small-capitalization
                                                                             up to 25% of total assets    company risk, and value
                                                                             in foreign securities,       investing risk.
                                                                             including emerging markets,
                                                                             and may buy and sell
                                                                             futures contracts and other
                                                                             investment companies,
                                                                             including exchange-traded
                                                                             funds.

INVESTMENT ADVISER:             ING JPMorgan          Long-term growth of    Invests primarily (at least  Credit risk, currency
ING Life Insurance and          International Equity  capital.               65% of assets) in the        risk, emerging markets
Annuity Company                 Portfolio                                    equity securities of         risk, foreign investment
                                                                             foreign companies that the   risk, geographic focus
SUB-ADVISER:                                                                 Sub-Adviser believes have    risk, high-yield, lower
J.P. Morgan Asset Management                                                 higher growth potential and  grade debt securities
(London) Ltd.                                                                are attractively valued.     risk, interest rate risk
                                                                             Normally invests in a        and market and company
                                                                             number of issuers in         risk.
                                                                             several countries other
                                                                             than the U.S. and will
                                                                             invest in both developed
                                                                             and developing markets. May
                                                                             also invest in debt
                                                                             securities issued by
                                                                             foreign and U.S. companies,
                                                                             including non-investment
                                                                             grade debt securities.

INVESTMENT ADVISER:             ING Legg Mason Value  Long-term growth of    Invests primarily in equity  Call risk, convertible
Directed Services, Inc.         Portfolio             capital.               securities (including        securities risk, credit
                                                                             foreign securities). The     risk, currency risk,
SUB-ADVISER:                                                                 securities may be listed on  debt securities risk,
Legg Mason Capital Management,                                               a securities exchange or     diversification risk,
Inc.                                                                         traded in the                equity securities risk,
                                                                             over-the-counter markets.    foreign investment risk,
                                                                             Generally invests in         growth investing risk,
                                                                             companies with market        high yield, lower grade
                                                                             capitalizations greater      debt securities risk,
                                                                             than $5 billion, but may     interest rate risk,
                                                                             invest in companies of any   investment models risk,
                                                                             size. May invest in          manager risk, market and
                                                                             convertible and debt         company risk, market
                                                                             securities. May invest up    trends risk,
                                                                             to 25% of assets in          mid-capitalization
                                                                             long-term debt securities,   company risk,
                                                                             and up to 10% of in high     over-the-counter ("OTC")
                                                                             yield debt securities. The   investment risk,
                                                                             Portfolio is                 prepayment risk, small
                                                                             non-diversified.             capitalization company
                                                                                                          risk and value investing
                                                                                                          risk.

INVESTMENT ADVISER:             ING Marsico Growth    Capital appreciation.  Invests primarily in equity  Derivatives risk,
Directed Services, Inc.         Portfolio                                    securities of companies of   emerging markets risk,
                                                                             any size, selected for       equity securities risk,
SUB-ADVISER:                                                                 their growth potential.      foreign investment risk,
Marisco Capital Management,                                                  Will normally hold a core    growth investing risk,
LLC                                                                          position of between 35 and   manager risk, market and
                                                                             50 common stocks primarily   company risk, market
                                                                             emphasizing larger           capitalization risk,
                                                                             companies. The Sub-Adviser   market trends risk,
                                                                             defines large companies as   over-the-counter ("OTC")
                                                                             companies that typically     investment risk,
                                                                             have market capitalizations  portfolio turnover risk,
                                                                             of $4 billion or more. May   price volatility risk,
                                                                             also invest in foreign       and sector risk.
                                                                             securities (including
                                                                             emerging markets);
                                                                             derivatives; substantial
                                                                             cash holdings in the
                                                                             absence of attractive
                                                                             investment opportunities;
                                                                             and, from time to time,
                                                                             investment of more than 25%
                                                                             assets in securities of
                                                                             companies in one or more
                                                                             market sectors. Generally
                                                                             will not invest more than
                                                                             25% of assets in a
                                                                             particular industry within
                                                                             a sector.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Mercury Large     Long-term growth of    Invests at least 80% in      Convertible securities
Directed Services, Inc.         Cap Value Portfolio   capital.               equity securities of         risk, debt securities
                                                                             issuers of large             risk, derivatives risk,
SUB-ADVISER:                                                                 capitalization companies     equity securities risk,
Mercury Advisors                                                             that the Sub-Adviser         foreign investment risk,
                                                                             believes are undervalued.    investment models risk,
                                                                             Large companies are those    investment models risk,
                                                                             included in the Russell      liquidity risk, manager
                                                                             1000(R) Value Index. May     risk, market and company
                                                                             invest up to 10% of the net  risk, market
                                                                             assets in foreign issuers    capitalization risk,
                                                                             including ADRs. May invest   over-the-counter ("OTC")
                                                                             in investment grade          investment risk,
                                                                             convertible securities,      restricted and illiquid
                                                                             preferred stock, illiquid    securities risk,
                                                                             securities and U.S.          securities lending risk,
                                                                             government debt securities.  sovereign debt risk,
                                                                             May invest in debt           undervalued U.S.
                                                                             securities of any maturity.  government securities
                                                                             May invest in derivatives    risk and value investing
                                                                             for hedging purposes. May    risk.
                                                                             invest in when-issued
                                                                             securities and delayed
                                                                             delivery securities. The
                                                                             Portfolio may also lend its
                                                                             portfolio securities (up to
                                                                             33 1/3%) and invest
                                                                             uninvested cash balances in
                                                                             affiliated money market
                                                                             funds.

INVESTMENT ADVISER:             ING Salomon Brothers  Long-term growth of    Invests at least 80% of      Convertible securities
ING Life Insurance and          Aggressive Growth     capital.               assets in common stocks and  risk, currency risk,
Annuity Company                 Portfolio                                    related securities, such as  depositary receipt risk,
                                                                             preferred stock,             emerging growth risk,
SUB-ADVISER:                                                                 convertible securities and   emerging markets risk,
Salomon Brothers Asset                                                       depositary receipts, of      foreign markets risk,
Management, Inc.                                                             emerging growth companies    issuer concentration
                                                                             of any market                risk, market and company
                                                                             capitalization. Investments  risk, over-the-counter
                                                                             may include securities       ("OTC") investment risk
                                                                             listed on a securities       and portfolio turnover
                                                                             exchange or traded in the    risk.
                                                                             over-the-counter markets.
                                                                             May invest in foreign
                                                                             securities; (including
                                                                             emerging market
                                                                             securities); and may have
                                                                             exposure to foreign
                                                                             currencies.

INVESTMENT ADVISER:             ING T. Rowe Price     Over the long term, a  Invests amongst three asset  Allocation risk,
Directed Services, Inc.         Capital Appreciation  high total investment  classes: equity securities,  convertible securities
                                Portfolio             return, consistent     debt securities (including   risk, credit risk, debt
SUB-ADVISER:                                          with the preservation  high yield or "junk          securities risk,
T. Rowe Price Associates, Inc.                        of capital and with    bonds"), and money market    derivatives risk, equity
                                                      prudent investment     instruments. The remaining   securities risk, foreign
                                                      risk.                  assets may be invested in    investment risk,
                                                                             other securities, including  high-yield, lower-grade
                                                                             convertibles, warrants,      debt securities risk,
                                                                             preferred stock, corporate   income risk, interest
                                                                             and government debt,         rate risk, manager risk,
                                                                             futures and options. Up to   market and company risk,
                                                                             25% of the Portfolio's net   market capitalization
                                                                             assets may be invested in    risk, maturity risk,
                                                                             foreign equity securities.   securities lending risk,
                                                                             Futures and options may be   special situations risk
                                                                             bought and sold. Debt        and value investing
                                                                             securities and convertible   risk.
                                                                             bonds may often constitute
                                                                             a significant portion of
                                                                             the Portfolio's investment
                                                                             portfolio. May invest up to
                                                                             15% of assets in debt
                                                                             securities rated below
                                                                             investment grade. There is
                                                                             no limit on the Portfolio's
                                                                             investment in convertible
                                                                             securities.


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
     INVESTMENT ADVISER /
         SUB-ADVISER              UNDERLYING FUND     INVESTMENT OBJECTIVE        MAIN INVESTMENTS                MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:             ING Van Kampen        Total return,          Invests at least 80% of its  Asset allocation risk,
ING Life Insurance and          Equity and Income     consisting of          net assets (plus any         call risk, convertible
Annuity Company                 Portfolio             long-term capital      borrowings for investment    securities risk, credit
                                                      appreciation and       purposes) in equity and      risk, derivatives risk,
SUB-ADVISER:                                          current income.        income securities. Invests   foreign markets risk,
Van Kampen (Morgan Stanley                                                   primarily in                 interest rate risk,
Investment Management Inc.)                                                  income-producing equity      market and company risk,
                                                                             instruments (including       mid-capitalization risk
                                                                             common stocks, preferred     portfolio turnover risk,
                                                                             stocks and convertible       prepayment risk and
                                                                             securities) and investment   small-capitalization
                                                                             greater quality debt         company risk.
                                                                             securities. Invests at
                                                                             least 65% of total assets
                                                                             in income-producing equity
                                                                             securities. May invest up
                                                                             to 25% of total assets in
                                                                             foreign securities. May
                                                                             purchase and sell certain
                                                                             derivative instruments such
                                                                             as options, futures
                                                                             contracts and options on
                                                                             futures contracts.

INVESTMENT ADVISER:             ING VP Intermediate   Maximize total return  Invests at least 80% of its  Credit risk, interest
ING Investments, LLC            Bond Portfolio        consistent with        assets in a portfolio of     rate risk, prepayment
                                                      reasonable risk.       bonds including corporate,   risk and other risks
SUB-ADVISER:                                                                 government and mortgage      that accompany an
ING Investment                                                               bonds, which, at the time    investment in
Management Co.                                                               of purchase, are rated       fixed-income securities.
                                                                             investment grade. May also   May be sensitive to
                                                                             invest in high-yield bonds   credit risk during
                                                                             ("junk bonds") but will      economic downturns.
                                                                             seek to maintain a minimum
                                                                             average quality rating of
                                                                             investment grade. May also
                                                                             invest in preferred stocks,
                                                                             high quality money market
                                                                             instruments, municipal
                                                                             bonds, debt securities of
                                                                             foreign issuers, mortgage-
                                                                             and asset-backed
                                                                             securities, options and
                                                                             futures contracts involving
                                                                             securities, security
                                                                             indices and interest rates.
                                                                             May engage in dollar roll
                                                                             transactions and swap
                                                                             agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

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in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


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DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


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GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


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ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


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OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


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SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments
managed over $   billion in assets. ING Investments' principal address is 7337
East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.


ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in sub-adviser;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

-  the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process." All members have been on the Asset Allocation Committee since the Portfolio's inception.

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

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JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S.
Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

The Portfolio's shares are classified into Class I, Adviser Class, Service Class and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These


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methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate

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                      INFORMATION FOR INVESTORS (CONTINUED)
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accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.


When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketPro Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the MarketPro Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

Because the Portfolio's Class I shares commenced operations on December 2, 2005 and therefore do not have a full calendar year of operations as of December 31, 2005 (the Portfolio's fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                      PAGE
INTRODUCTION

  ING Investors Trust                                                                    2
  An Introduction to the Portfolio                                                       2
  Classes of Shares                                                                      2
  An Overview of the Asset Allocation Process                                            2

DESCRIPTION OF THE PORTFOLIO                                                             4

PORTFOLIO FEES AND EXPENSES

  Shareholder Transaction Expenses                                                       5
  Example                                                                                7

MORE INFORMATION ON INVESTMENT STRATEGIES

  Investment Objectives, Main Investments and Risks of the Underlying Funds              8

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                                       9

MORE INFORMATION ON RISKS

  Asset Allocation is no Guarantee Against Loss                                         12
  Performance of the Underlying Funds Will Vary                                         12
  Temporary Defensive Positions                                                         12
  Conflict of Interest                                                                  12
  Risk Associated with an Investment in the Underlying Funds                            12

MANAGEMENT AND OTHER SERVICE PROVIDERS

  Management of the Portfolio                                                           19
  Portfolio Distribution                                                                20
  Additional Information Regarding Classes of Shares                                    20
  Service Fees                                                                          20
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                 21
  Administrative Services                                                               21

INFORMATION FOR INVESTORS                                                               22

  About Your Investment                                                                 22
  Interests of the Holders of Variable Insurance Contracts and Policies and
    Qualified Retirement Plans                                                          22
  Frequent Trading - Market Timing                                                      22
  Portfolio Holdings Disclosure Policy                                                  23
  Net Asset Value                                                                       23
  Additional Information About the Portfolio                                            24
  Percentage and Rating Limitation                                                      24
  A Word About Portfolio Diversity                                                      24
  Taxes and Distributions                                                               24
  Reports to Shareholders                                                               25
  Financial Highlights                                                                  25

WHERE TO GO TO OBTAIN MORE INFORMATION                                           Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

- A maximum of 10 funds will comprise the Underlying Funds.

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                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.


Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.


The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

            U.S. Large-Capitalization Stocks - Value          20%
            U.S. Large-Capitalization Stocks - Growth         20%
            U.S. Large-Capitalization Stocks - Blend          20%
            Non-U.S./International Stocks                     10%
            Fixed-Income Securities                           30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


PRINCIPAL RISKS


You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                             PRICE VOLATILITY RISK.

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.



If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by Class S shares of the Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                   (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                DISTRIBUTION                              TOTAL          WAIVERS,        TOTAL NET
                                    MANAGEMENT    (12b-1)     SHAREHOLDER     OTHER     OPERATING     REIMBURSEMENTS     OPERATING
          PORTFOLIO                    FEE          FEE       SERVICE FEE  EXPENSES(2)   EXPENSES    AND RECOUPMENTS(3)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING MarketPro                         0.00%        none          0.25%         %            %               %                %



(1) This table shows the estimated operating expenses for the Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.


(2) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(3) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                               TOTAL ANNUAL
                                                                OPERATING       FEE WAIVER BY     NET OPERATING
            UNDERLYING FUNDS                                     EXPENSES          ADVISER          EXPENSES
---------------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                           %                 -                 %
ING JPMorgan International Equity Portfolio                         %                 -                 %
ING Legg Mason Value Portfolio                                      %                 -                 %
ING Marsico Growth Portfolio                                        %                 -                 %
ING Mercury Large Cap Value Portfolio                               %                 %                 %
ING Salomon Brothers Aggressive Growth Portfolio                    %                 -                 %
ING T. Rowe Price Capital Appreciation Portfolio                    %                 -                 %
ING Van Kampen Equity and Income Portfolio                          %                 -                 %
ING VP Intermediate Bond Portfolio                                  %                 -                 %


                               NET EXPENSE RATIOS

                    (INCLUDING DIRECT AND INDIRECT EXPENSES)


The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                                                        WAIVERS,
                                                                                     REIMBURSEMENTS       NET OPERATING
        PORTFOLIO                                       TOTAL OPERATING EXPENSES     AND RECOUPMENTS        EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING MarketPro                                                       %                       -                   %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Class S shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



          PORTFOLIO                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
ING MarketPro                                      $        $         $         $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING FMR(SM) Diversified   Long-term growth of       Invests at least 80% of     Derivatives risk,
Directed Services, Inc.   Mid Cap Portfolio         capital.                  assets in securities of     emerging markets risk,
                                                                              companies with medium       foreign investment risk,
SUB-ADVISER:                                                                  market capitalizations      growth investing risk,
Fidelity Management &                                                         (defined as those whose     manager risk, market and
Research Company                                                              market capitalization is    company risk, market
                                                                              similar to the market       capitalization risk,
                                                                              capitalization of           mid-capitalization
                                                                              companies in the Russell    company risk, other
                                                                              Midcap(R) Index or the      investment companies
                                                                              S&P MidCap 400 Index).      risk, portfolio turnover
                                                                              May invest in smaller or    risk,
                                                                              larger market               small-capitalization
                                                                              capitalizations. May        company risk, and value
                                                                              invest up to 25% of         investing risk.
                                                                              total assets in foreign
                                                                              securities, including
                                                                              emerging markets, and
                                                                              may buy and sell futures
                                                                              contracts and other
                                                                              investment companies,
                                                                              including
                                                                              exchange-traded funds.

INVESTMENT ADVISER:       ING JPMorgan              Long-term growth of       Invests primarily (at       Credit risk, currency
ING Life Insurance and    International Equity      capital.                  least 65% of assets) in     risk, emerging markets
Annuity Company           Portfolio                                           the equity securities of    risk, foreign investment
                                                                              foreign companies that      risk, geographic focus
SUB-ADVISER:                                                                  the Sub-Adviser believes    risk, high-yield, lower
J.P. Morgan Asset                                                             have higher growth          grade debt securities
Management (London) Ltd.                                                      potential and are           risk, interest rate risk
                                                                              attractively valued.        and market and company
                                                                              Normally invests in a       risk.
                                                                              number of issuers in
                                                                              several countries other
                                                                              than the U.S. and will
                                                                              invest in both developed
                                                                              and developing markets.
                                                                              May also invest in debt
                                                                              securities issued by
                                                                              foreign and U.S.
                                                                              companies, including
                                                                              non-investment grade
                                                                              debt securities.

INVESTMENT ADVISER:       ING Legg Mason Value      Long-term growth of       Invests primarily in        Call risk, convertible
Directed Services, Inc.   Portfolio                 capital.                  equity securities           securities risk, credit
                                                                              (including foreign          risk, currency risk,
SUB-ADVISER:                                                                  securities). The            debt securities risk,
Legg Mason Capital                                                            securities may be listed    diversification risk,
Management, Inc.                                                              on a securities exchange    equity securities risk
                                                                              or traded in the            foreign investment risk,
                                                                              over-the-counter            growth investing risk,
                                                                              markets. Generally          high yield, lower grade
                                                                              invests in companies        debt securities risk,
                                                                              with market                 interest rate risk,
                                                                              capitalizations greater     investment models risk,
                                                                              than $5 billion, but may    manager risk, market and
                                                                              invest in companies of      company risk, market
                                                                              any size. May invest in     trends risk,
                                                                              convertible and debt        mid-capitalization
                                                                              securities May invest up    company risk
                                                                              to 25% of assets in         over-the-counter ("OTC")
                                                                              long-term debt              investment risk,
                                                                              securities, and up to       prepayment risk,
                                                                              10% of in high yield        small-capitalization
                                                                              debt securities. The        company risk and value
                                                                              Portfolio is                investing risk.
                                                                              non-diversified.

INVESTMENT ADVISER:       ING Marsico Growth        Capital appreciation.     Invests primarily in        Derivatives risk,
Directed Services, Inc.   Portfolio                                           equity securities of        emerging markets risk,
                                                                              companies of any size,      equity securities risk
SUB-ADVISER:                                                                  selected for their growth   foreign investment risk,
Marisco Capital                                                               potential. Will normally    growth investing risk,
Management, LLC                                                               hold a core position of     manager risk, market and
                                                                              between 35 and 50 common    company risk, market
                                                                              stocks primarily            capitalization risk,
                                                                              emphasizing larger          market trends risk,
                                                                              companies. The              price volatility risk,
                                                                              Sub-Adviser defines large   over-the-counter ("OTC")
                                                                              companies as companies      investment risk,
                                                                              that typically have         portfolio turnover risk,
                                                                              market capitalizations of   and sector risk.
                                                                              $4 billion or more. May
                                                                              also invest in foreign
                                                                              securities (including
                                                                              emerging markets);
                                                                              derivatives; substantial
                                                                              cash holdings in the
                                                                              absence of attractive
                                                                              investment opportunities;
                                                                              and, from time to time,
                                                                              investment of more than
                                                                              25% assets in securities
                                                                              of companies in one or
                                                                              more market sectors.
                                                                              Generally will not invest
                                                                              more than 25% of assets
                                                                              in a particular industry
                                                                              within a sector.

--------------------------------------------------------------------------------

      DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
            MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap     Long-term growth of       Invests at least 80% in     Convertible securities
Directed Services, Inc.   Value Portfolio           capital.                  equity securities of        risk, debt securities
                                                                              issuers of large            risk, derivatives risk,
SUB-ADVISER:                                                                  capitalization companies    equity securities risk
Mercury Advisors                                                              that the Sub-Adviser        foreign investment risk,
                                                                              believes are                investment models risk,
                                                                              undervalued. Large          liquidity risk, manager
                                                                              companies are those         risk, market and company
                                                                              included in the Russell     risk, market
                                                                              1000(R) Value Index. May    capitalization risk,
                                                                              invest up to 10% of the     over-the-counter ("OTC")
                                                                              net assets in foreign       investment risk
                                                                              issuers including ADRs.     restricted and illiquid
                                                                              May invest in investment    securities risk,
                                                                              grade convertible           securities lending risk,
                                                                              securities, preferred       sovereign debt risk,
                                                                              stock, illiquid             U.S. government
                                                                              securities and U.S.         securities risk and
                                                                              government debt             value investing risk.
                                                                              securities. May invest
                                                                              in debt securities of
                                                                              any maturity. May invest
                                                                              in derivatives for
                                                                              hedging purposes. May
                                                                              invest in when-issued
                                                                              securities and delayed
                                                                              delivery securities. The
                                                                              Portfolio may also lend
                                                                              its portfolio securities
                                                                              (up to 33 1/3%) and
                                                                              invest uninvested cash
                                                                              balances in money
                                                                              affiliated market funds.

INVESTMENT ADVISER:       ING Salomon Brothers      Long-term growth of       Invests at least 80% of     Convertible securities
ING Life Insurance and    Aggressive Growth         capital.                  assets in common stocks     risk, currency risk,
Annuity Company           Portfolio                                           and related securities,     depositary receipt risk,
                                                                              such as preferred stock,    emerging growth risk,
SUB-ADVISER:                                                                  convertible securities      emerging markets risk,
Salomon Brothers Asset                                                        and depositary receipts,    foreign market risk,
Management, Inc.                                                              of emerging growth          issuer concentration
                                                                              companies of any market     risk, market and company
                                                                              capitalization.             risk, and
                                                                              Investments may include;    over-the-counter ("OTC")
                                                                              securities listed on a      investment risk and
                                                                              securities exchange or      portfolio turnover risk.
                                                                              traded in the
                                                                              over-the-counter
                                                                              markets. May invest in
                                                                              foreign securities;
                                                                              (including emerging
                                                                              market securities); and
                                                                              may have exposure to
                                                                              foreign currencies.

INVESTMENT ADVISER:       ING T. Rowe Price         Over the long term, a     Invests amongst three       Allocation risk,
Directed Services, Inc.   Capital Appreciation      high total investment     asset classes: equity       convertible securities
                          Portfolio                 return, consistent with   securities, debt            risk, credit risk, debt
SUB-ADVISER:                                        the preservation of       securities (including       securities risk,
T. Rowe Price                                       capital and with prudent  high yield or "junk         derivatives risk, equity
Associates, Inc.                                    investment risk.          bonds"), and money          securities risk, foreign
                                                                              market instruments. The     investment risk,
                                                                              remaining assets may be     high-yield, lower-grade
                                                                              invested in other           debt securities risk,
                                                                              securities, including       income risk, interest
                                                                              convertibles, warrants,     rate risk, manager risk,
                                                                              preferred stock,            market and company risk,
                                                                              corporate and government    market capitalization
                                                                              debt, futures and           risk, maturing risk,
                                                                              options. Up to 25% of       securities lending risk,
                                                                              the Portfolio's net         special situations risk,
                                                                              assets may be invested      and value investing
                                                                              in foreign equity           risk.
                                                                              securities. Futures and
                                                                              options may be bought
                                                                              and sold. Debt
                                                                              securities and
                                                                              convertible bonds may
                                                                              often constitute a
                                                                              significant portion of
                                                                              the Portfolio's
                                                                              investment portfolio.
                                                                              May invest up to 15% of
                                                                              assets in debt
                                                                              securities rated below
                                                                              investment grade. There
                                                                              is no limit on the
                                                                              Portfolio's investment
                                                                              in convertible
                                                                              securities.

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      DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
            MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER              UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS              MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Van Kampen Equity     Total return, consisting  Invests at least 80% of     Asset allocation risk,
ING Life Insurance and    and Income Portfolio      of long-term capital      its net assets (plus any    call risk, convertible
Annuity Company                                     appreciation and current  borrowings for              securities risk, credit
                                                    income.                   investment purposes) in     risk, derivatives risk,
SUB-ADVISER:                                                                  equity and income           foreign market risk,
Van Kampen (Morgan                                                            securities. Invests         interest rate risk,
Stanley Investment                                                            primarily in                mid-capitalization
Management Inc.)                                                              income-producing equity     company risk, market and
                                                                              instruments (including      company risk, portfolio
                                                                              common stocks, preferred    turnover risk,
                                                                              stocks and convertible      prepayment risk, and
                                                                              securities) and             small-capitalization
                                                                              investment greater          company risk.
                                                                              quality debt securities.
                                                                              Invests at least 65% of
                                                                              total assets in
                                                                              income-producing equity
                                                                              securities. May invest
                                                                              up to 25% of total
                                                                              assets in foreign
                                                                              securities. May purchase
                                                                              and sell certain
                                                                              derivative instruments
                                                                              such as options, futures
                                                                              contracts and options on
                                                                              futures contracts.

INVESTMENT ADVISER:       ING VP Intermediate       Maximize total return     Invests at least 80% of     Credit risk, interest
ING Investments, LLC      Bond Portfolio            consistent with           its assets in a             rate risk, prepayment
                                                    reasonable risk.          portfolio of bonds          risk and other risks
SUB-ADVISER:                                                                  including corporate,        that accompany an
ING Investment                                                                government and mortgage     investment in
Management Co.                                                                bonds, which, at the        fixed-income securities.
                                                                              time of purchase, are       May be sensitive to
                                                                              rated investment grade.     credit risk during
                                                                              May also invest in          economic downturns.
                                                                              high-yield bonds ("junk
                                                                              bonds") but will seek to
                                                                              maintain a minimum
                                                                              average quality rating
                                                                              of investment grade. May
                                                                              also invest in preferred
                                                                              stocks, high quality
                                                                              money market
                                                                              instruments, municipal
                                                                              bonds, debt securities
                                                                              of foreign issuers,
                                                                              mortgage and
                                                                              asset-backed securities,
                                                                              options and futures
                                                                              contracts involving
                                                                              securities, security
                                                                              indices and interest
                                                                              rates. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements.

--------------------------------------------------------------------------------
                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

--------------------------------------------------------------------------------
                      MORE INFORMATION ON RISKS (CONTINUED)
--------------------------------------------------------------------------------

in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase as interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could


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adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent


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an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and


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do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an


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Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could
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disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that


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some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $______ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.


ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


- a change in sub-adviser;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

- the replacement of the sub-adviser of one of the Underlying Funds.

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Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee and the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

The Portfolio's shares are classified into Class S, Service 2 Class, Adviser Class and Institutional Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

                                       20
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                  MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS
IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Agreement, the Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

                                       21
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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is

                                       22
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                      INFORMATION FOR INVESTORS (CONTINUED)
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not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.


When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


  - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

                                       23
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                      INFORMATION FOR INVESTORS (CONTINUED)
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  - Securities of an issuer that has entered into a restructuring;

  - Securities whose trading has been halted or suspended;


  - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


  - Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total

                                       24
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                      INFORMATION FOR INVESTORS (CONTINUED)
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assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS


Because the Portfolio's Class S shares commenced operations on August 15, 2005 and therefore do not have a full year of operations as of December 31, 2005 (the Portfolio's fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]

07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE 2 CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETPRO PORTFOLIO


THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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
                                                                                      PAGE
INTRODUCTION
  ING Investors Trust                                                                    2
  An Introduction to the Portfolio                                                       2
  Classes of Shares                                                                      2
  An Overview of the Asset Allocation Process                                            2

DESCRIPTION OF THE PORTFOLIO                                                             4

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                       5
  Example                                                                                7

MORE INFORMATION ON INVESTMENT STRATEGIES
  Investment Objectives, Main Investments and Risks of the Underlying Funds              8

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                                       9

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                         12
  Performance of the Underlying Funds Will Vary                                         12
  Temporary Defensive Positions                                                         12
  Conflict of Interest                                                                  12
  Risk Associated with an Investment in the Underlying Funds                            12

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the Portfolio                                                           19
  Portfolio Distribution                                                                20
  Additional Information Regarding Classes of Shares                                    20
  Rule 12b-1 Distribution Fees                                                          20
  Service Fees                                                                          21
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                 21
  Administrative Services                                                               22

INFORMATION FOR INVESTORS                                                               22
  About Your Investment                                                                 22
  Interests of the Holders of Variable Insurance Contracts and Policies and
    Qualified Retirement Plans                                                          22
  Frequent Trading - Market Timing                                                      22
  Portfolio Holdings Disclosure Policy                                                  23
  Net Asset Value                                                                       24
  Additional Information About the Portfolio                                            25
  Percentage and Rating Limitation                                                      25
  A Word About Portfolio Diversity                                                      25
  Taxes and Distributions                                                               25
  Reports to Shareholders                                                               25
  Financial Highlights                                                                  26

WHERE TO GO TO OBTAIN MORE INFORMATION                                           Backcover


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                                  INTRODUCTION
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ING INVESTORS TRUST


The MarketPro Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Service 2 Class shares. For more information about share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

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                            INTRODUCTION (CONTINUED)
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In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.


Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, the ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.


The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE
Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

               U.S. Large-Capitalization Stocks - Value             20%
               U.S. Large-Capitalization Stocks - Growth            20%
               U.S. Large-Capitalization Stocks - Blend             20%
               Non-U.S./International Stocks                        10%
               Fixed-Income Securities                              30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


PRINCIPAL RISKS


You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.


Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [__], "More Information on Risks" on page [__] and "Risks Associated with an Investment in the Underlying Funds" on page [__] in this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore do not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of the Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketPro Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketPro Portfolio.

                             SERVICE 2 CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                             DISTRIBUTION                                 TOTAL          WAIVERS,        TOTAL NET
                MANAGEMENT      (12b-1)     SHAREHOLDER      OTHER      OPERATING     REIMBURSEMENTS     OPERATING
  PORTFOLIO         FEE         FEE(2)      SERVICE FEE   EXPENSES(3)    EXPENSES   AND RECOUPMENTS(4)    EXPENSES
------------------------------------------------------------------------------------------------------------------
ING MarketPro      0.00%         0.25%         0.25%          ___%         ___%            ___%             ___%



(1) This table shows the estimated operating expenses for the Service 2 Class of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year as the Portfolio had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the Portfolio, so that the actual fee paid by the Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee that this waiver will continue after this date.


(3) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."


(4) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC, provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                   TOTAL ANNUAL
                                                     OPERATING    FEE WAIVER BY   NET OPERATING
                UNDERLYING FUNDS                     EXPENSES        ADVISER         EXPENSES
-----------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                   %               -               %
ING JPMorgan International Equity Portfolio                 %               -               %
ING Legg Mason Value Portfolio                              %               -               %
ING Marsico Growth Portfolio                                %               -               %
ING Mercury Large Cap Value Portfolio                       %                %              %
ING Salomon Brothers Aggressive Growth Portfolio            %               -               %
ING T. Rowe Price Capital Appreciation Portfolio            %               -               %
ING Van Kampen Equity and Income Portfolio                  %               -               %
ING VP Intermediate Bond Portfolio                          %               -               %


                               NET EXPENSE RATIOS

                    (INCLUDING DIRECT AND INDIRECT EXPENSES)


The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                               WAIVERS,
                                            REIMBURSEMENTS   NET OPERATING
  PORTFOLIO     TOTAL OPERATING EXPENSES   AND RECOUPMENTS      EXPENSES
--------------------------------------------------------------------------
ING MarketPro               %                     %                %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the Service 2 Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service 2 Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year period. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



  PORTFOLIO       1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------
ING MarketPro     $            $            $            $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketPro Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


    INVESTMENT ADVISER /
         SUB-ADVISER               UNDERLYING FUND        INVESTMENT OBJECTIVE      MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:           ING FMR(SM) Diversified     Long-term growth of   Invests at least 80% of   Derivatives risk,
Directed Services, Inc.       Mid Cap Portfolio           capital.              assets in securities of   emerging markets risk,
                                                                                companies with medium     foreign investment risk,
SUB-ADVISER:                                                                    market capitalizations    growth investing risk,
Fidelity Management &                                                           (defined as those whose   manager risk, market and
Research Company                                                                market capitalization is  company risk, market
                                                                                similar to the market     capitalization risk,
                                                                                capitalization of         mid-capitalization
                                                                                companies in the Russell  company risk, other
                                                                                Midcap(R) Index or the    investment companies
                                                                                S&P MidCap 400 Index).    risk, portfolio turnover
                                                                                May invest in smaller or  risk,
                                                                                larger market             small-capitalization
                                                                                capitalizations. May      company risk, and value
                                                                                invest up to 25% of       investing risk.
                                                                                total assets in foreign
                                                                                securities, including
                                                                                emerging markets, and
                                                                                may buy and sell futures
                                                                                contracts and other
                                                                                investment companies,
                                                                                including
                                                                                exchange-traded funds.

INVESTMENT ADVISER:           ING JPMorgan International  Long-term growth of   Invests primarily (at     Credit risk, currency
ING Life Insurance and        Equity Portfolio            capital.              least 65% of assets) in   risk, emerging markets
Annuity Company                                                                 the equity securities of  risk, foreign investment
                                                                                foreign companies that    risk, geographic focus
SUB-ADVISER:                                                                    the Sub-Adviser believes  risk, high-yield, lower
J.P. Morgan Asset Management                                                    have higher growth        grade debt securities
(London) Ltd.                                                                   potential and are         risk, interest rate risk
                                                                                attractively valued.      and market and company
                                                                                Normally invests in a     risk.
                                                                                number of issuers in
                                                                                several countries other
                                                                                than the U.S. and will
                                                                                invest in both developed
                                                                                and developing markets.
                                                                                May also invest in debt
                                                                                securities issued by
                                                                                foreign and U.S.
                                                                                companies, including
                                                                                non-investment grade
                                                                                debt securities.

INVESTMENT ADVISER:           ING Legg Mason Value        Long-term growth of   Invests primarily in      Call risk, convertible
Directed Services, Inc.       Portfolio                   capital.              equity securities         securities risk, credit
                                                                                (including foreign        risk, currency risk,
SUB-ADVISER:                                                                    securities). The          debt securities risk,
Legg Mason Capital                                                              securities may be listed  diversification risk,
Management, Inc.                                                                on a securities exchange  equity securities risk,
                                                                                or traded in the          foreign investment risk,
                                                                                over-the-counter          growth investing risk,
                                                                                markets. Generally        high yield, lower grade
                                                                                invests in companies      debt securities risk,
                                                                                with market               interest rate risk,
                                                                                capitalizations greater   investment models risk,
                                                                                than $5 billion, but may  manager risk, market and
                                                                                invest in companies of    company risk, market
                                                                                any size. May invest in   trends risk,
                                                                                convertible and debt      mid-capitalization
                                                                                securities May invest up  company risk,
                                                                                to 25% of assets in       over-the-counter ("OTC")
                                                                                long-term debt            investment risk,
                                                                                securities, and up to     prepayment risk,
                                                                                10% of in high yield      small-capitalization
                                                                                debt securities. The      company risk and value
                                                                                Portfolio is              investing risk.
                                                                                non-diversified.

INVESTMENT ADVISER:           ING Marsico Growth          Capital               Invests primarily in      Derivatives risk,
Directed Services, Inc.       Portfolio                   appreciation.         equity securities of      emerging markets risk,
                                                                                companies of any size,    equity securities risk,
SUB-ADVISER:                                                                    selected for their        foreign investment risk,
Marisco Capital Management,                                                     growth potential. Will    growth investing risk,
LLC                                                                             normally hold a core      manager risk, market and
                                                                                position of between 35    company risk, market
                                                                                and 50 common stocks      capitalization risk,
                                                                                primarily emphasizing     market trends risk,
                                                                                larger companies. The     over-the-counter ("OTC")
                                                                                Sub-Adviser defines       investment risk,
                                                                                large companies as        portfolio turnover risk,
                                                                                companies that typically  price volatity risk, and
                                                                                have market               sector risk.
                                                                                capitalizations of $4
                                                                                billion or more. May
                                                                                also invest in foreign
                                                                                securities (including
                                                                                emerging markets);
                                                                                derivatives; substantial
                                                                                cash holdings in the
                                                                                absence of attractive
                                                                                investment
                                                                                opportunities; and, from
                                                                                time to time, investment
                                                                                of more than 25% assets
                                                                                in securities of
                                                                                companies in one or more
                                                                                market sectors.
                                                                                Generally will not
                                                                                invest more than 25% of
                                                                                assets in a particular
                                                                                industry within a
                                                                                sector.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


    INVESTMENT ADVISER /
         SUB-ADVISER               UNDERLYING FUND        INVESTMENT OBJECTIVE      MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:           ING Mercury Large Cap       Long-term growth of   Invests at least 80% in   Convertible securities
Directed Services, Inc.       Value Portfolio             capital.              equity securities of      risk, debt securities
                                                                                issuers of large          risk, derivatives risk,
SUB-ADVISER:                                                                    capitalization companies  equity securities risk,
Mercury Advisors                                                                that the Sub-Adviser      foreign investment risk,
                                                                                believes are              investment models risk,
                                                                                undervalued. Large        liquidity risk, manager
                                                                                companies are those       risk, market and company
                                                                                included in the Russell   risk, market
                                                                                1000(R) Value Index. May  capitalization risk,
                                                                                invest up to 10% of the   over-the-counter ("OTC")
                                                                                net assets in foreign     investment risk,
                                                                                issuers including ADRs.   restricted and illiquid
                                                                                May invest in investment  securities risk,
                                                                                grade convertible         securities lending risk,
                                                                                securities, preferred     sovereign debt risk,
                                                                                stock, illiquid           U.S. government
                                                                                securities and U.S.       securities risk and
                                                                                government debt           value investing risk.
                                                                                securities. May invest
                                                                                in debt securities of
                                                                                any maturity. May invest
                                                                                in derivatives for
                                                                                hedging purposes. May
                                                                                invest in when-issued
                                                                                securities and delayed
                                                                                delivery securities. The
                                                                                Portfolio may also lend
                                                                                its portfolio securities
                                                                                (upto 33 1/3%) and
                                                                                invest uninvested cash
                                                                                balances in affiliated
                                                                                money market funds.

INVESTMENT ADVISER:           ING Salomon Brothers        Long-term growth of   Invests at least 80% of   Convertible securities
ING Life Insurance and        Aggressive Growth           capital.              assets in common stocks   risk, currency risk,
Annuity Company               Portfolio                                         and related securities,   depositary receipt risk,
                                                                                such as preferred stock,  emerging growth risk,
SUB-ADVISER:                                                                    convertible securities    emerging markets risk,
Salomon Brothers Asset                                                          and depositary receipts,  foreign market risk,
Management, Inc.                                                                of emerging growth        issuer concentration
                                                                                companies of any market   risk, market and company
                                                                                capitalization.           risk, over-the-counter
                                                                                Investments may include;  ("OTC") investment risk
                                                                                securities listed on a    and portfolio turnover
                                                                                securities exchange or    risk.
                                                                                traded in the
                                                                                over-the-counter
                                                                                markets. May invest in
                                                                                foreign securities;
                                                                                (including emerging
                                                                                market securities); and
                                                                                may have exposure to
                                                                                foreign currencies.

INVESTMENT ADVISER:           ING T. Rowe Price Capital   Over the long term,   Invests amongst three     Allocation risk,
Directed Services, Inc.       Appreciation Portfolio      a high total          asset classes: equity     convertible securities
                                                          investment return,    securities, debt          risk, credit risk, debt
SUB-ADVISER:                                              consistent with the   securities (including     securities risk,
T. Rowe Price Associates,                                 preservation of       high yield or "junk       derivatives risk, equity
Inc.                                                      capital and with      bonds"), and money        securities risk, foreign
                                                          prudent investment    market instruments. The   investment risk,
                                                          risk.                 remaining assets may be   high-yield, lower-grade
                                                                                invested in other         debt securities risk,
                                                                                securities, including     income risk, interest
                                                                                convertibles, warrants,   rate risk, manager risk,
                                                                                preferred stock,          market and company risk,
                                                                                corporate and government  market capitalization
                                                                                debt, futures and         risk, maturity risk,
                                                                                options. Up to 25% of     securities lending risk,
                                                                                the Portfolio's net       special situations risk,
                                                                                assets may be invested    and value investing
                                                                                in foreign equity         risk.
                                                                                securities. Futures and
                                                                                options may be bought
                                                                                and sold. Debt
                                                                                securities and
                                                                                convertible bonds may
                                                                                often constitute a
                                                                                significant portion of
                                                                                the Portfolio's
                                                                                investment portfolio.
                                                                                May invest up to 15% of
                                                                                assets in debt
                                                                                securities rated below
                                                                                investment grade. There
                                                                                is no limit on the
                                                                                Portfolio's investment
                                                                                in convertible
                                                                                securities.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


    INVESTMENT ADVISER /
         SUB-ADVISER                UNDERLYING FUND       INVESTMENT OBJECTIVE      MAIN INVESTMENTS             MAIN RISKS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:           ING Van Kampen Equity       Total return,         Invests at least 80% of   Asset allocation risk,
ING Life Insurance and        and Income Portfolio        consisting of         its net assets (plus any  call risk, convertible
Annuity Company                                           long-term capital     borrowings for            securities risk, credit
                                                          appreciation and      investment purposes) in   risk, derivatives risk,
SUB-ADVISER:                                              current income.       equity and income         foreign market risk,
Van Kampen (Morgan Stanley                                                      securities. Invests       interest rate risk,
Investment Management Inc.)                                                     primarily in              market and company risk,
                                                                                income-producing equity   mid-capitalization
                                                                                instruments (including    company risk, portfolio
                                                                                common stocks, preferred  turnover risk,
                                                                                stocks and convertible    prepayment or call risk,
                                                                                securities) and           and small-capitalization
                                                                                investment greater        company risk.
                                                                                quality debt securities.
                                                                                Invests at least 65% of
                                                                                total assets in
                                                                                income-producing equity
                                                                                securities. May invest
                                                                                up to 25% of total
                                                                                assets in foreign
                                                                                securities. May purchase
                                                                                and sell certain
                                                                                derivative instruments
                                                                                such as options, futures
                                                                                contracts and options on
                                                                                futures contracts.

INVESTMENT ADVISER:           ING VP Intermediate         Maximize total        Invests at least 80% of   Credit risk, interest
ING Investments, LLC          Bond Portfolio              return consistent     its assets in a           rate risk, prepayment
                                                          with reasonable       portfolio of bonds        risk and other risks
SUB-ADVISER:                                              risk.                 including corporate,      that accompany an
ING Investment                                                                  government and mortgage   investment in
Management Co.                                                                  bonds, which, at the      fixed-income securities.
                                                                                time of purchase, are     May be sensitive to
                                                                                rated investment grade.   credit risk during
                                                                                May also invest in        economic downturns.
                                                                                high-yield bonds ("junk
                                                                                bonds") but will seek to
                                                                                maintain a minimum
                                                                                average quality rating
                                                                                of investment grade. May
                                                                                also invest in preferred
                                                                                stocks, high quality
                                                                                money market
                                                                                instruments, municipal
                                                                                bonds, debt securities
                                                                                of foreign issuers,
                                                                                mortgage- and
                                                                                asset-backed securities,
                                                                                options and futures
                                                                                contracts involving
                                                                                securities, security
                                                                                indices and interest
                                                                                rates. May engage in
                                                                                dollar roll transactions
                                                                                and swap agreements.

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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its conflicts of interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.

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CALL RISK. During periods of falling interest rates, a bond issuer may "call,"
or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or it goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when the ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


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DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs") are subject to risks of foreign investments, and they may not always track the


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price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.


INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds' sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.


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ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the look of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers


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may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted


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securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic


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                      MORE INFORMATION ON RISKS (CONTINUED)
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conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $___ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of the Portfolio. ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.


ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in sub-adviser;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

-  the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

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The members of the Asset Allocation Committee are: William A. Evans, Shaun P.
Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.


PORTFOLIO DISTRIBUTION

Directed Services, Inc. ("DSI" or "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

The Portfolio's shares are classified into Service 2 Class, Service Class, Adviser Class and Institutional Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.

RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of the Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2006, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. Because these fees are paid out the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:

(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

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(b)  expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding the Portfolio's investment objective and policies and other information about the Trust and the Portfolio including the performance of the Portfolio's Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolio's Service 2 Class shares.

SERVICE FEES The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of the Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 Class shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio and delivering Portfolio documents. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's 12b-1 Plan and Agreement, the investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.


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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
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The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI, or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


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FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


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NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment options.


When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

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ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


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FINANCIAL HIGHLIGHTS


Because the Portfolio's Service 2 shares commenced operations on August 15, 2005 and therefore do not have a full calendar year of operations as of December 31, 2005 (the Portfolio's fiscal year end) financial highlights are not available.


                                       26
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WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]


05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS


MAY 1, 2006

ADVISER CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN ING MARKETPRO PORTFOLIO ("PORTFOLIO"). THE PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS").


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE IF THE PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

                            ING MARKETPRO PORTFOLIO

THE PORTFOLIO MAY NOT BE AVAILABLE IN
ALL JURISDICTIONS, UNDER ALL VARIABLE
CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE PORTFOLIO. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE PORTFOLIO IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                                        2
  An Introduction to the Portfolio                                                           2
  Classes of Shares                                                                          2
  An Overview of the Asset
    Allocation Process                                                                       2
DESCRIPTION OF THE PORTFOLIO                                                                 4
PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                           5
  Example                                                                                    7
MORE INFORMATION ON INVESTMENT
  STRATEGIES
  Investment Objectives, Main Investments
    and Risks of the Underlying Funds                                                        8
DESCRIPTION OF THE INVESTMENT                                                                9
  OBJECTIVES, MAIN INVESTMENTS AND
  RISKS OF THE UNDERLYING FUNDS
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee                                                          12
    Against Loss
  Performance of the Underlying Funds
    Will Vary                                                                               12
  Temporary Defensive Positions                                                             12
  Conflict of Interest                                                                      12
  Risk Associated with an Investment
    in the Underlying Funds                                                                 12
MANAGEMENT AND OTHER
  SERVICE PROVIDERS
  Management of the Portfolio                                                               19
  Portfolio Distribution                                                                    20
  Additional Information Regarding
    Classes of Shares                                                                       20
  Shareholder Service and                                                                   20
    Distribution Plan
  How ING Groep Compensates Entities                                                        20
    Offering Our Portfolios as Investment
    Options in Their Insurance Products
  Administrative Services                                                                   21
INFORMATION FOR INVESTORS                                                                   21
  About Your Investment                                                                     21
  Interests of the Holders of Variable                                                      22
    Insurance Contracts and Policies
    and Qualified Retirement Plans
  Frequent Trading - Market Timing                                                          22
  Portfolio Holdings Disclosure Policy                                                      23
  Net Asset Value                                                                           23
  Additional Information About the Portfolio                                                24
  Percentage and Rating Limitation                                                          24
  A Word About Portfolio Diversity                                                          24
  Taxes and Distributions                                                                   24
  Reports to Shareholders                                                                   25
  Financial Highlights                                                                      25
WHERE TO GO TO OBTAIN MORE                                                           Backcover
  INFORMATION

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST


The Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE PORTFOLIO

The Portfolio is designed to meet the needs of investors who prefer a single diversified investment that has an investment objective of capital appreciation and income as a secondary consideration.

The Portfolio is designed to be a well diversified, balanced fund-of-funds and is designed to offer a broad diversification by accessing multiple portfolio managers and investment styles of the Underlying Funds. The Portfolio utilizes an allocation program that is passively managed, meaning that the allocations are rebalanced monthly back to their target allocations. No management fee will be charged at the fund-of-funds level.


The Portfolio invests primarily in a combination of the Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, the Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.

Although the Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because the Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is their sole objective. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives and other investments.


Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of the Portfolio. Reading the Prospectus will help you to decide whether the Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about the share classes, please refer to the section of this Prospectus entitled "Additional Information Regarding the Classes of Shares."


AN OVERVIEW OF THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of the Portfolio. ING Investments is a wholly-owned indirect subsidiary of ING Groep, N.V. ("ING Groep"), one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.


ING Investments has identified a list of Underlying Funds managed by Directed Services Inc., ING Life Insurance and Annuity Company, and ING Investments. This list of insurance-dedicated funds forms the "universe" of Underlying Funds available to the Portfolio for investment. Only insurance-dedicated funds offered in certain insurance wrapped products are used as Underlying Funds for purposes of tax efficiency. Only insurance-dedicated funds advised by an ING affiliate are considered for inclusion in the universe of Underlying Funds available to the Portfolio.

In addition, the following criteria are considered:

- Only one Underlying Fund per sub-adviser is selected in order to ensure broad diversification;

- No equity fund can exceed 10% of the target allocation, although because of changes in daily net asset value, amounts invested can vary between rebalancing dates; and

-  A maximum of 10 funds will comprise the Underlying Funds.

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------

In selecting Underlying Funds, the Underlying Funds are reviewed for performance, portfolio manager recognition in the marketplace, and style. Particular attention was focused on either (i) the long-term track record of the Underlying Fund or portfolio manager over his or her career; (ii) the long-term excellence of the investment process in place; and (iii) rising talent in the industry as demonstrated by the management team's 3 year track records. Funds that have exhibited high volatility in returns are excluded from consideration because of the potential impact on overriding annuity guarantees that will be used in this product.


Certain of the Underlying Funds may be sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and thus, ING Investments may be subject to conflicts of interest in selecting and replacing underlying funds. See "Conflicts of Interest" for more information about potential conflicts.


The Portfolio's investment objective is capital appreciation through a diversified, multi-disciplined approach. Income is a secondary consideration. The Portfolio's assets are invested in the Underlying Funds on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities, fixed-income securities and money market instruments.

The Portfolio will invest new assets and reinvested dividends based on a fixed percentage allocation. The investment results of the Underlying Funds will vary. As a result, the Portfolio's allocations to the Underlying Funds will be rebalanced to their strategic target weights on at least a monthly basis. This process includes the targeting of daily cash flows, monthly threshold rebalancing and the ability to make extreme market adjustments. Underlying Funds may be added or subtracted from the targeted mix of Underlying Funds. As market prices of the Underlying Funds' portfolio securities change, the Portfolio's actual allocations will vary somewhat from the targets, although the percentages generally will remain within the specified ranges. If changes are made as described above, those changes will be reflected in the Prospectus. However, it may take some time to fully implement the changes. ING Investments will implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs to the Portfolio and the Underlying Funds.

ING Investments retains sole authority over the allocation of the Portfolio's assets and the selection of the particular Underlying Funds in which the Portfolio invests. ING Investments has accordingly established an Asset Allocation Committee to oversee the Portfolio's operations.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIO
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

ING MARKETPRO PORTFOLIO

INVESTMENT OBJECTIVE

Capital appreciation. Income is a secondary consideration. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to fixed percentages that reflects an allocation of approximately 70% in equity securities and 30% in fixed-income securities.

The Portfolio's current target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below.

            U.S. Large-Capitalization Stocks - Value                                              20%
            U.S. Large-Capitalization Stocks - Growth                                             20%
            U.S. Large-Capitalization Stocks - Blend                                              20%
            Non-U.S./International Stocks                                                         10%
            Fixed-Income Securities                                                               30%

ING Investments may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.

RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from historical performance. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.


The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

Although the Portfolio expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.



If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "More Information on Risks" on page [ ] and "Risks Associated with an Investment in the Underlying Funds" on page [ ] in this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of the Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by the Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of the Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of the Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and the Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of the Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the Portfolio are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the Portfolio are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.


SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The Portfolio does not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the Portfolio.

                                ADV CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                DISTRIBUTION                               TOTAL         WAIVERS,         TOTAL NET
                    MANAGEMENT     (12b-1)    SHAREHOLDER     OTHER      OPERATING   REIMBURSEMENTS       OPERATING
PORTFOLIO              FEE          FEE(2)    SERVICE FEE   EXPENSES(3)   EXPENSES   AND RECOUPMENTS(4)    EXPENSES
-------------------------------------------------------------------------------------------------------------------
ING MarketPro          0.00%        0.50%        0.25%            %            %                %               %



(1) This table shows the estimated operating expenses of the ADV Class shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the Portfolio had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the Portfolio so that the actual fee paid by the Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee this waiver will continue after that date.

(3) Pursuant to an administrative services agreement with the Trust, ING Funds Services, LLC may receive an annual administrative services fee equal to 0.05% of the average daily net assets of the Portfolio, which is reflected in "Other Expenses."

(4) ING Investments, the investment adviser to the Portfolio, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of the Portfolio discussed above, shareholders in the Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to the Portfolio, the amount of the expenses of Underlying Funds indirectly borne by the Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                            TOTAL ANNUAL
                                                             OPERATING     FEE WAIVER BY   NET OPERATING
          UNDERLYING FUNDS                                    EXPENSES        ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------------
ING FMR(SM) Diversified Mid Cap Portfolio                         %              -                %
ING JPMorgan International Equity Portfolio                       %              -                %
ING Legg Mason Value Portfolio                                    %              -                %
ING Marsico Growth Portfolio                                      %              -                %
ING Mercury Large Cap Value Portfolio                             %              %                %
ING Salomon Brothers Aggressive Growth Portfolio                  %              -                %
ING T. Rowe Price Capital Appreciation Portfolio                  %              -                %
ING Van Kampen Equity and Income Portfolio                        %              -                %
ING VP Intermediate Bond  Portfolio                               %              -                %


                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of the Portfolio are estimated to be as follows:


                                                                               WAIVERS,
                                                                            REIMBURSEMENTS   NET OPERATING
        PORTFOLIO                               TOTAL OPERATING EXPENSES   AND RECOUPMENTS      EXPENSES
----------------------------------------------------------------------------------------------------------
ING MarketPro                                                 %                     %             %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in the ADV Class shares of the Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of the Portfolio for the one-year period and for the first year of the three-, five- and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolio as its underlying investment medium. If such expenses and charges were reflected, the expenses indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



             PORTFOLIO            1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------
ING MarketPro                     $        $         $         $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


The Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the Portfolio invests in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, investment adviser and sub-adviser. This information is intended to provide potential investors in the Portfolio with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


The Portfolio is designed to be a static portfolio both as to allocations to asset classes and the Underlying Funds in which it will invest. You should note, however, that over time the Portfolio may nevertheless add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds the Portfolio will be invested at any one time. As a result, the degree to which the Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------
   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------



      INVESTMENT ADVISER /
          SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS               MAIN RISKS
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:          ING FMR(SM)          Long-term growth of    Invests at least 80% of       Derivatives risk,
Directed Services, Inc.      Diversified Mid Cap  capital.               assets in securities of       emerging markets risk,
                             Portfolio                                   companies with medium         foreign investment risk,
SUB-ADVISER                                                              market capitalizations        growth investing stock
Fidelity Management                                                      (defined as those whose       risk, manager risk,
& Research Company                                                       market capitalization is      market and company risk,
                                                                         similar to the market         market capitalization
                                                                         capitalization of companies   risk, mid-capitalization
                                                                         in the Russell Midcap(R)      company risk, other
                                                                         Index or the S&P MidCap 400   investment companies
                                                                         Index). May invest in         risk, portfolio turnover
                                                                         smaller or larger market      risk,
                                                                         capitalizations. May invest   small-capitalization
                                                                         up to 25% of total assets     company risk, and value
                                                                         in foreign securities,        investing risk.
                                                                         including emerging markets,
                                                                         and may buy and sell
                                                                         futures contracts and other
                                                                         investment companies,
                                                                         including exchange-traded
                                                                         funds.

INVESTMENT ADVISER:          ING JPMorgan         Long-term growth of    Invests primarily (at least   Credit risk, currency
ING Life Insurance and       International        capital.               65% of assets) in the         risk, emerging markets
Annuity Company              Equity Portfolio                            equity securities of          risk, foreign investment
                                                                         foreign companies that the    risk, geographic focus
SUB-ADVISER:                                                             Sub-Adviser believes have     risk, high-yield, lower
J.P. Morgan Asset                                                        higher growth potential and   grade debt securities
Management (London) Ltd.                                                 are attractively valued.      risk, interest rate risk
                                                                         Normally invests in a         and market and company
                                                                         number of issuers in          risk.
                                                                         several countries other
                                                                         than the U.S. and will
                                                                         invest in both developed
                                                                         and developing markets.
                                                                         May also invest in debt
                                                                         securities issued by
                                                                         foreign and U.S. companies,
                                                                         including non--investment
                                                                         grade debt securities.

INVESTMENT ADVISER:          ING Legg Mason       Long-term growth of    Invests primarily in equity   Convertible securities
Directed Services, Inc.      Value Portfolio      capital.               securities (including         risk, credit risk,
                                                                         foreign securities). The      currency risk, debt
SUB-ADVISER:                                                             securities may be listed on   securities risk,
Legg Mason Capital                                                       a securities exchange or      diversification risk,
Management, Inc.                                                         traded in the over-           equity securities risk,
                                                                         the-counter markets.          foreign investment risk,
                                                                         Generally invests in          growth investing risk,
                                                                         companies with market         high yield, lower grade
                                                                         capitalizations greater       debt securities risk,
                                                                         than $5 billion, but may      interest rate risk,
                                                                         invest in companies of any    investment models risk,
                                                                         size. May invest in           manager risk, market and
                                                                         convertible and debt          company risk, market
                                                                         securities. May invest up     trends risk, mid-
                                                                         to 25% of assets in           capitalization company
                                                                         long-term debt securities,    risk, over-the-counter
                                                                         and up to 10% of in high      ("OTC") investment risk,
                                                                         yield debt securities. The    prepayment risk, small
                                                                         Portfolio is                  company risk and Value
                                                                         non-diversified.              investing risk.

INVESTMENT ADVISER:          ING Marsico Growth   Capital appreciation.  Invests primarily in equity   Derivatives risk,
Directed Services, Inc.      Portfolio                                   securities of companies of    emerging markets risk,
                                                                         any size, selected for        equity securities risk,
SUB-ADVISER:                                                             their growth potential.       foreign investment risk,
Marisco Capital                                                          Will normally hold a core     growth investing risk,
Management, LLC                                                          position of between 35 and    manager risk, market and
                                                                         50 common stocks primarily    company risk, market
                                                                         emphasizing larger            capitalization risk,
                                                                         companies. The Sub-Adviser    market trends risk,
                                                                         defines large companies as    over-the-counter
                                                                         companies that typically      ("OTC") investment risk,
                                                                         have market capitalizations   portfolio turnover risk,
                                                                         of $4 billion or more.        price volatility risk,
                                                                         May also invest in foreign    and sector risk.
                                                                         securities (including
                                                                         emerging markets);
                                                                         derivatives; substantial
                                                                         cash holdings in the
                                                                         absence of attractive
                                                                         investment opportunities;
                                                                         and, from time to time,
                                                                         investment of more than 25%
                                                                         assets in securities of
                                                                         companies in one or more
                                                                         market sectors. Generally
                                                                         will not invest more than
                                                                         25% of assets in a
                                                                         particular industry within
                                                                         a sector.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
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
      INVESTMENT ADVISER /
          SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS               MAIN RISKS
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:          ING Mercury Large    Long-term growth of    Invests at least 80% in       Convertible securities
Directed Services, Inc.      Cap Value Portfolio  capital.               equity securities of          risk, debt securities
                                                                         issuers of large              risk, derivatives risk,
SUB-ADVISER:                                                             capitalization companies      equity securities risk,
Mercury Advisors                                                         that the Sub-Adviser          foreign investment risk,
                                                                         believes are undervalued.     investment models risk,
                                                                         Large companies are those     liquidity risk, manager
                                                                         included in the Russell       risk, market and company
                                                                         1000(R)ValueIndex. May invest risk, market
                                                                         up to 10% of the net assets   capitalization risk,
                                                                         in foreign issuers            over-the-counter
                                                                         including ADRs. May invest    ("OTC") investment risk,
                                                                         in investment grade           restricted and illiquid
                                                                         convertible securities,       securities risk,
                                                                         preferred stock, illiquid     securities lending risk,
                                                                         securities and U.S.           sovereign debt risk,
                                                                         government debt               undervalued securities
                                                                         securities. May invest in     risk, U.S. government
                                                                         debt securities of any        securities risk and
                                                                         maturity. May invest in       value investing risk.
                                                                         derivatives for hedging
                                                                         purposes. May invest in
                                                                         when-issued securities and
                                                                         delayed delivery
                                                                         securities. The Portfolio
                                                                         may also lend its portfolio
                                                                         securities (upto 33 1/3%)
                                                                         and invest in uninvested
                                                                         cash balances in affiliated
                                                                         money market funds.

INVESTMENT ADVISER:          ING Salomon          Long-term growth of    Invests at least 80% of       Convertible securities
ING Life Insurance and       Brothers Aggressive  capital.               assets in common stocks and   risk, currency risk,
Annuity Company              Growth Portfolio                            related securities, such as   depositary receipt risk,
                                                                         preferred stock,              emerging growth risk,
SUB-ADVISER:                                                             convertible securities and    emerging markets risk,
Salomon Brothers Asset                                                   depositary receipts, of       foreign market risk,
Management, Inc.                                                         emerging growth companies     issuer concentration
                                                                         of any market                 risk, market and company
                                                                         capitalization. Investments   risk,
                                                                         may include; securities       over-the-counter("OTC")
                                                                         listed on a securities        investment risk and
                                                                         exchange or traded in the     portfolio turnover risk.
                                                                         over-the-counter markets.
                                                                         May invest in foreign
                                                                         securities; (including
                                                                         emerging market
                                                                         securities); and may have
                                                                         exposure to foreign
                                                                         currencies.

INVESTMENT ADVISER:          ING T. Rowe Price    Over the long term,    Invests amongst three asset   Allocation risk,
Directed Services, Inc.      Capital              a high total           classes: equity securities,   convertible securities
                             Appreciation         investment return,     debt securities (including    risk, credit risk, debt
SUB-ADVISER:                 Portfolio            consistent with the    high yield or "junk           securities risk,
T. Rowe Price                                     preservation of        bonds"), and money market     derivatives risk, equity
Associates, Inc.                                  capital and with       instruments. The remaining    securities risk, foreign
                                                  prudent investment     assets may be invested in     investment risk,
                                                  risk.                  other securities, including   high-yield, lower-grade
                                                                         convertibles, warrants,       debt securities risk,
                                                                         preferred stock, corporate    income risk, interest
                                                                         and government debt,          rate risk, manager risk,
                                                                         futures and options. Up to    market and company risk,
                                                                         25% of the Portfolio's net    market capitalization
                                                                         assets may be invested in     risk, maturity risk,
                                                                         foreign equity securities.    securities lending risk,
                                                                         Futures and options may be    special situations risk,
                                                                         bought and sold. Debt         and value investing risk.
                                                                         securities and convertible
                                                                         bonds may often constitute
                                                                         a significant portion of
                                                                         the Portfolio's investment
                                                                         portfolio. May invest up to
                                                                         15% of assets in debt
                                                                         securities rated below
                                                                         investment grade. There is
                                                                         no limit on the Portfolio's
                                                                         investment in convertible
                                                                         securities.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)
--------------------------------------------------------------------------------



      INVESTMENT ADVISER /
          SUB-ADVISER          UNDERLYING FUND    INVESTMENT OBJECTIVE         MAIN INVESTMENTS               MAIN RISKS
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:          ING Van Kampen       Total return,          Invests at least 80% of its   Asset allocation risk,
ING Life Insurance and       Equity and Income    consisting of          net assets (plus any          call risk, convertible
Annuity Company              Portfolio            long-term capital      borrowings for investment     securities risk, credit
                                                  appreciation and       purposes)in equity and        risk, derivatives risk,
SUB-ADVISER:                                      current income.        income securities. Invests    foreign market risk,
Van Kampen (Morgan Stanley                                               primarily in                  interest rate risk,
Investment Management Inc.)                                              income-producing equity       market and company risk,
                                                                         instruments (including        mid-capitalization
                                                                         common stocks, preferred      company risk, portfolio
                                                                         stocks and convertible        turn over risk,
                                                                         securities) and investment    prepayment risk, and
                                                                         greater quality debt          small-capitalization
                                                                         securities. Invests at        company risk.
                                                                         least 65% of total assets
                                                                         in income-producing equity
                                                                         securities. May invest up
                                                                         to 25% of total assets in
                                                                         foreign securities.
                                                                         May purchase and sell
                                                                         certain derivative
                                                                         instruments such as
                                                                         options, futures contracts
                                                                         and options on futures
                                                                         contracts.

INVESTMENT ADVISER:          ING VP Intermediate  Maximize total         Invests at least 80% of its   Credit risk, interest
ING Investments, LLC         Bond Portfolio       return consistent      assets in a portfolio of      rate risk, prepayment
                                                  with reasonable risk.  bonds including corporate,    risk and other risks
SUB-ADVISER:                                                             government and mortgage       that accompany an
ING Investment                                                           bonds, which, at the time     investment in
Management Co.                                                           of purchase, are rated        fixed-income securities.
                                                                         investment grade. May also    May be sensitive to
                                                                         invest in high-yield bonds    credit risk during
                                                                         ("junk bonds") but will       economic downturns.
                                                                         seek to maintain a minimum
                                                                         average quality rating of
                                                                         investment grade. May also
                                                                         invest in preferred stocks,
                                                                         high quality money market
                                                                         instruments, municipal
                                                                         bonds, debt securities of
                                                                         foreign issuers, mortgage-
                                                                         and asset-backed
                                                                         securities, options and
                                                                         futures contracts involving
                                                                         securities, security
                                                                         indices and interest rates.
                                                                         May engage in dollar roll
                                                                         transactions and swap
                                                                         agreements.


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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the Portfolio:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS

Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the Portfolio depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of the Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments with respect to the Portfolio or an investment adviser or sub-adviser of the Underlying Funds believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST

In making decisions on the allocation of the assets of the Portfolio among the Underlying Funds, ING Investments is subject to several conflicts of interest because it serves as the investment adviser to the Portfolio, and it or an affiliate serves as investment adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Therefore, ING Investments may have incentives to allocate and reallocate in a fashion that would advance its own interests or the interests of an Underlying Fund in addition to or rather than the Portfolio. Further, certain of the Underlying Funds are sub-advised by investment advisers that have affiliates which distribute ING's mutual fund and insurance products and in addition to the performance-based criteria described above, it is likely that these relationships will be a factor for ING Investments in selecting and replacing Underlying Funds.

ING Investments has informed the Board that it has developed an investment process using an investment committee to make sure that the Portfolio is managed in the best interests of the Portfolio's shareholders. Nonetheless, investors bear the risk that ING Investment's allocation decisions may be affected by its Conflicts of Interest.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

The Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and

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in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CALL RISK. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, an Underlying Fund would experience a decline in income.

CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The market value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.

CURRENCY RISK. Underlying Funds that invest directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls, or other political or economic developments in the U.S. or abroad. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the value of an Underlying Fund's assets.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolio or Underlying Fund. Instead, the Portfolio or an Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While the Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. The Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness


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could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.


DIVERSIFICATION RISK. While the Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), it may invest in Underlying Funds that are considered "non-diversified." An Underlying Fund classified as a non-diversified investment company under the 1940 Act is subject to diversification risk. This means that the Underlying Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of the Underlying Fund. The investment of a large percentage of an Underlying Fund's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause the Underlying Fund's share price to fluctuate more than that of a diversified company.

EMERGING GROWTH RISK. An Underlying Fund's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in more established companies. A decline in the value of these types of securities may result in a decline in the Underlying Fund's net asset value and the value of your investment.


EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks to a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign


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companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


GEOGRAPHIC FOCUS RISK. While the Portfolio does not concentrate in any one geographic area, an Underlying Fund may focus its investment in a geographic region. Concentrating investments in a limited number of countries may increase the risk that economic, political and social conditions in those countries will have a significant impact on performance.

GROWTH INVESTING RISK. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Growth-oriented stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Further, securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

GROWTH STOCK RISK. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high-yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the Portfolio. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the Portfolio. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the Portfolio and will attempt to minimize any adverse effects on the Underlying Funds and the Portfolio as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

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INVESTMENT MODELS RISK. The proprietary models used by certain Underlying Funds'
sub-advisers to evaluate securities or securities markets are based on the sub-adviser's understanding of the interplay of market factors and do not assure successful investment. The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

ISSUER CONCENTRATION RISK. Because an Underlying Fund may invest a relatively large percentage of its assets in a single issuer, an Underlying Fund's performance may be particularly sensitive to changes in the value of securities of these issuers.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Even publicly-traded securities can experience periods of less liquidity. An Underlying Fund's investments in illiquid securities may reduce the returns of an Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount that an Underlying Fund could realize upon disposition. Underlying Funds with principal investment strategies that involve foreign securities, small companies, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for an Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.

MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.


MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.


MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.


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MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

OVER-THE-COUNTER ("OTC") INVESTMENT RISK. Investing in securities traded on the over-the-counter ("OTC") securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.

PREPAYMENT RISK. The Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Underlying Fund will be forced to reinvest this money at lower yields.

PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

RESTRICTED AND ILLIQUID SECURITIES RISK. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the portfolio manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could
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disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets. This may also include Rule 144A securities which are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.


SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


SOVEREIGN DEBT RISK. Certain Underlying Funds may invest in sovereign debt securities. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position relative to its economy, or its failure to put in place economic reforms required by the International Monetary Fund or other agencies. If a government entity defaults, it may ask for more time in which to pay, or for further loans. There is no legal process for collecting sovereign debts that a government does not pay, or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

VALUE INVESTING RISK. Certain Underlying Funds invest in "value" stocks. An investment adviser to an Underlying Fund may be wrong in its assessment of a company's value and the stocks the Underlying Fund holds may not reach what the sub-adviser believes are their full values. A particular risk of an Underlying Fund's value approach is that some holdings may not recover and provide the capital growth anticipated or a stock judged to be undervalued may actually be appropriately priced. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings, and industrial production. The market may not favor value-oriented stocks and may not favor equities at all. During those periods, the Underlying Fund's relative performance may suffer.


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MANAGEMENT OF THE PORTFOLIO


ADVISER. ING Investments serves as the investment adviser to the Portfolio. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep N.V. offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $___ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments may delegate to a sub-adviser the responsibility for investment management, subject to ING Investments' oversight. ING Investments would monitor the investment activities of the sub-adviser. From time to time, ING Investments may also recommend the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any appointment of a sub-adviser or of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its principal investment strategies may also change.


ING Investments does not receive an advisory fee.

For information regarding the basis for the Board's approval of the investment advisory relationship, please refer to the Portfolio's annual shareholder report dated December 31, 2005.


ASSET ALLOCATION COMMITTEE. ING Investments has established an Asset Allocation Committee to oversee the Portfolio's operations. The Asset Allocation Committee of the Adviser will convene meetings on a quarterly or other periodic basis to review the Underlying Funds and determine that no event has occurred that would render an Underlying Fund in their judgment inappropriate for continued investment by the Portfolio. Such events could include, but are not limited to, the following:


-  a change in sub-adviser;


- the identification of due diligence or compliance issues regarding the Underlying Funds that have not been adequately resolved;

- the inability of an Underlying Fund to accept additional investments due to capacity or other reasons; or

-  the replacement of the sub-adviser of one of the Underlying Funds.

Should the Asset Allocation Committee determine that an Underlying Fund should be replaced, in selecting a replacement, the Asset Allocation Committee will consider the factors described in the section entitled "An Overview of the Asset Allocation Process."

The members of the Asset Allocation Committee are: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner. No member of the Asset Allocation Committee is solely responsible for making recommendations for making portfolio purchases and sales or asset allocation recommendations. All members have been on the Asset Allocation Committee since the Portfolio's inception.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

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SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial
Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


The SAI provides additional information about the Asset Allocation Committee members' compensation, other accounts overseen by each Asset Allocation Committee member and each Asset Allocation Committee member's ownership of securities in the Portfolio.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

The Portfolio's shares are classified into ADV Class, Institutional Class, Service Class and Service 2 Class shares. The four classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN


The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the Portfolio to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolio and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio's Plan, the Portfolio's investment adviser or distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolio held by those companies. The Portfolio's investment adviser and distributor may make these payments


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for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for this Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's variable contracts. As of the date of this prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in a portfolio advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolio, DSI or ING Investments are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES

ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the Portfolio with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolio offers its shares. ING Funds Services is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.

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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The Portfolio is available to serve as an investment option under Variable Contracts issued by insurance companies or Qualified Plans that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the Portfolio according to the investment options you've chosen. You should consult the accompanying variable contract prospectus or Qualified Plans for additional information about how this works.


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INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND
QUALIFIED RETIREMENT PLANS


The Portfolio is available to serve as an investment option offered through variable annuity contracts, variable life insurance policies and as an investment option to Qualified Plans. The Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of variable annuity contracts, variable life insurance policies and Qualified Plans, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketPro Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of ING Investments to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI. The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAV of the Portfolio is based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by an Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of the Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem an Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.


When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendations of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board of directors

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

or trustees. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the Portfolio purchases shares of the Underlying Funds, it will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolio's order in proper form.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY

Each Underlying Fund (with the exception of ING Legg Mason Value Portfolio) in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).

TAXES AND DISTRIBUTIONS

The Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for the Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by the Portfolio will automatically be reinvested in additional shares of the Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

The Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the MarketPro Portfolio is generally not subject to federal income tax on its ordinary income and net realized capital gain that is distributed. It is the Portfolio's intention to distribute all such income and gains.

The Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, the Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If the Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarily, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you. Please refer to the SAI for more information about the tax status of the Portfolio. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolio's registered public accounting firm will be sent to shareholders each year.


FINANCIAL HIGHLIGHTS


Because the Portfolio's ADV Class shares had not commenced operations and the Portfolio's Service Class shares did not have a full calendar year of operations as of December 31, 2005 (the Portfolio's fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the Portfolio's investments are available in the Portfolio's annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain a free copies of the Portfolio's annual and semi-annual shareholder reports and the Portfolio's SAI or to make inquiries about the MarketPro Portfolio, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]
07/29/05                                                  SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO


NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                        PAGE
INTRODUCTION
  ING Investors Trust                                                                     2
  An Introduction to the MarketStyle Portfolios                                           2
  Classes of Shares                                                                       2
  An Introduction to the Asset Allocation Process                                         2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                  4
  ING MarketStyle Moderate Portfolio                                                      5
  ING MarketStyle Moderate Growth Portfolio                                               7
  ING MarketStyle Growth Portfolio                                                        9

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                       11
  Examples                                                                               13

MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                   14
  Investment Objectives, Main Investments and Risks of the Underlying Funds              14

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF
  THE UNDERLYING FUNDS                                                                   15

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                          17
  Performance of the Underlying Funds Will Vary                                          17
  Temporary Defensive Positions                                                          17
  Conflict of Interest                                                                   17
  Risk Associated with an Investment in the Underlying Funds                             17

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                               22
  Information about Ibbotson Associates                                                  23
  Portfolio Distribution                                                                 23
  Additional Information Regarding Classes of Shares                                     24
  Service Fees                                                                           24
  How Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                  24
  Administrative Services                                                                25

INFORMATION FOR INVESTORS                                                                25
  About Your Investment                                                                  25
  Interests of the Holders of Variable Insurance Contracts and Policies and
    Qualified Retirement Plans                                                           25
  Frequent Trading - Market Timing                                                       25
  Portfolio Holdings Disclosure Policy                                                   26
  Net Asset Value                                                                        26
  Additional Information About the MarketStyle Portfolios                                27
  Percentage and Rating Limitation                                                       27
  A Word About Portfolio Diversity                                                       28
  Taxes and Distributions                                                                28
  Reports to Shareholders                                                                28
  Financial Highlights                                                                   28

WHERE TO GO TO OBTAIN MORE INFORMATION                                            Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST


Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Service Class ("Class S") shares. For more information about share classes, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


          considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                                               ING MARKETSTYLE
                                           ING MARKETSTYLE                     MODERATE GROWTH                ING MARKETSTYLE
                                          MODERATE PORTFOLIO                      PORTFOLIO                   GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                            ING Investments, LLC              ING Investments, LLC               ING Investments, LLC

INVESTMENT PROFILE                 Your focus is on keeping pace     You want the opportunity for       You seek an investment
                                   with inflation. Income and        long-term moderate growth.         geared for growth and can
                                   capital appreciation desired.                                        tolerate market-swings.

  SHORTER INVESTMENT HORIZON < ------------------------------------------------------------------------ > LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE               Growth of capital and             Growth of capital and a low to     Growth of capital and
                                   current income.                   moderate level of current          little or no current
                                                                     income.                            income.

MAIN INVESTMENTS                   A combination of                  A combination of Underlying        A combination of
                                   Underlying Funds                  Funds according to a formula       Underlying Funds according
                                   according to a formula            that over time should reflect an   to a formula that over
                                   that over time should             allocation of approximately 65%    time should reflect an
                                   reflect an allocation of          in equity securities and 35% in    allocation of
                                   approximately 50% in              fixed income securities.           approximately 80% in
                                   equity securities and                                                equity securities and 20%
                                   50% in fixed-income                                                  in fixed income
                                   securities.                                                          securities.

                                                                            ING MARKETSTYLE
                                        ING MARKETSTYLE                    MODERATE GROWTH                   ING MARKETSTYLE
                                       MODERATE PORTFOLIO                     PORTFOLIO                      GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING ASSET ALLOCATION      U.S. Large-Capitalization        U.S. Large-Capitalization          U.S. Large-Capitalization
TARGETS (AS OF MAY 1, 2006)(1)    Stocks                    24%    Stocks                      30%    Stocks                     37%
                                 U.S. Mid-Capitalization
                                  Stocks                    7%    U.S. Mid-Capitalization            U.S. Mid-Capitalization
                                                                   Stocks                       9%    Stocks                     12%
                                 U.S. Small-Capitalization
                                  Stocks                    6%    U.S. Small-Capitalization          U.S. Small-Capitalization
                                                                   Stocks                       9%    Stocks                     11%

                                 Non-U.S./International           Non U.S./International             Non U.S./International
                                  Stocks                    13%    Stocks                      17%    Stocks                     20%

                                 Intermediate-Term Bonds    20%   Intermediate-Term Bonds      18%   Intermediate-Term Bonds     13%

                                 Short-Term Bonds           20%   Short-Term Bonds             12%   Short-Term Bonds             7%

                                                                                                     Cash                         0%
                                 Cash                       10%   Cash                         5%

  LOWER RISK                 < ------------------------------------------------------------------------ >         HIGHER RISK

MAIN RISKS
THE MARKETSTYLE PORTFOLIOS ARE     Credit Risk, Derivatives          Credit Risk, Derivatives Risk,      Credit Risk, Derivatives
EXPOSED TO THE SAME RISKS AS THE   Risk, Foreign Investment          Foreign Investment Risk,            Risk, Foreign Investment
UNDERLYING FUNDS IN DIRECT         Risk, Inflation Risk,             Inflation Risk, Interest Rate       Risk, Inflation Risk,
PROPORTION TO THE ALLOCATION OF    Mortgage-Related                  Risk, Mortgage-Related              Interest Rate Risk,
ASSETS AMONG UNDERLYING FUNDS.     Securities Risk, Price            Securities Risk, Price              Mortgage-Related
AN INVESTOR MAY LOSE MONEY IN      Volatility Risk, and REIT         Volatility Risk, and REIT Risk.     Securities Risk, Price
EACH PORTFOLIO.                    Risk.                                                                 Volatility Risk, and REIT
                                                                                                         Risk.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                  24%
                    U.S. Mid-Capitalization Stocks                     7%
                    U.S. Small-Capitalization Stocks                   6%
                    Non-U.S./International Stocks                     13%
                    Intermediate-Term Bonds                           20%
                    Short-Term Bonds                                  20%
                    Cash                                              10%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                     30%
                    U.S. Mid-Capitalization Stocks                        9%
                    U.S. Small-Capitalization Stocks                      9%
                    Non-U.S./International Stocks                        17%
                    Intermediate-Term Bonds                              18%
                    Short-Term Bonds                                     12%
                    Cash                                                  5%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                  37%
                    U.S. Mid-Capitalization Stocks                    12%
                    U.S. Small-Capitalization Stocks                  11%
                    Non-U.S./International Stocks                     20%
                    Intermediate-Term Bonds                           13%
                    Short-Term Bonds                                   7%
                    Cash                                               0%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class S shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class S shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.


                                 CLASS S SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                           TOTAL         WAIVERS,       TOTAL NET
                                 MANAGEMENT     (12b-1)    SHAREHOLDER    OTHER   OPERATING    REIMBURSEMENTS    OPERATING
       PORTFOLIO                     FEE          FEE      SERVICE FEE  EXPENSES   EXPENSES  AND RECOUPMENTS(2)   EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate            0.08%        none         0.25%          %          %              %               %
ING MarketStyle Moderate Growth     0.08%        none         0.25%          %          %              %               %
ING MarketStyle Growth              0.08%        none         0.25%          %          %              %               %



(1) This table shows the estimated operating expenses for the Class S shares of each Portfolio as a ratio of Class S shares' expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios had not had a full year of operations as of December 31, 2005.

(2) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                      TOTAL ANNUAL
                                                        OPERATING    FEE WAIVER BY   NET OPERATING
          UNDERLYING FUNDS                              EXPENSES        ADVISER         EXPENSES
---------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                           %             -                %
ING Liquid Assets Portfolio                                   %             -                %
ING VP Index Plus International Equity Portfolio(1)           %              %               %
ING VP Index Plus LargeCap Portfolio                          %             -                %
ING VP Index Plus MidCap Portfolio                            %             -                %
ING VP Index Plus SmallCap Portfolio                          %             -                %
ING VP Intermediate Bond Portfolio                            %             -                %



(1) As the Underlying Portfolio commenced operations on July 29, 2005 and therefore did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                         WAIVERS,
                                                                      REIMBURSEMENTS  NET OPERATING
         PORTFOLIO                        TOTAL OPERATING EXPENSES   AND RECOUPMENTS     EXPENSES
---------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                               %                    %                %
ING MarketStyle Moderate Growth                        %                    %                %
ING MarketStyle Growth                                 %                    %                %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in Class S shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class S shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class S shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class S shares of each Portfolio for the one-year period and for the first year of the three, five- and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                    PORTFOLIO                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                       $       $        $        $
ING MarketStyle Moderate Growth                                $       $        $        $
ING MarketStyle Growth                                         $       $        $        $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.


The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)   economic and market forecasts;

     (iii)  proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)    the correlation and covariance among Underlying Funds.


As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

 DESCRIPTION OF THE INVESTMENT ADVISER, SUBADVISER, INVESTMENT OBJECTIVES, MAIN
            INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER         UNDERLYING FUND   INVESTMENT OBJECTIVE       MAIN INVESTMENTS            MAIN RISKS
------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Limited        Highest current       Invests at least 80% of     Call risk, debt
Directed Services, Inc.  Maturity Bond      income consistent     its net assets in a         securities risk,
                         Portfolio          with low risk to      diversified portfolio of    derivatives risk,
SUB-ADVISER:                                principal and         bonds that are primarily    foreign investment
ING Investment                              liquidity. As a       limited maturity debt       risk, income risk,
Management Co.                              secondary objective,  securities. These short-    interest rate risk,
                                            seeks to enhance its  to intermediate-term debt   manager risk, market
                                            total return through  securities have remaining   capitalization risk,
                                            capital appreciation  maturities of seven years   mid-capitalization
                                            when market factors   or less. The                company risk,
                                            indicate that         dollar-weighted average     mortgage-related
                                            capital appreciation  maturity of the Portfolio   securities risk,
                                            may be available      will not exceed five years  portfolio turnover
                                            without significant   and in periods of rising    risk, prepayment
                                            risk to principal.    interest rates may be       risk, REIT risk,
                                                                  shortened to one year or    sector risk,
                                                                  less. Under normal          securities lending
                                                                  conditions, the Portfolio   risk,
                                                                  maintains significant       small-capitalization
                                                                  exposure to government      company risk, and
                                                                  securities. May invest in   U.S. government
                                                                  non-government securities   securities risk.
                                                                  issued by companies of all
                                                                  sizes only if rated Baa3
                                                                  or better by Moody's or
                                                                  BBB- or better by S&P.
                                                                  Money market securities
                                                                  must be rated in the two
                                                                  highest rating categories
                                                                  by Moody's or S&P. May
                                                                  invest in preferred stock,
                                                                  U.S. government
                                                                  securities, securities of
                                                                  foreign governments and
                                                                  supranational
                                                                  organizations, mortgage-
                                                                  and asset-backed
                                                                  securities, mortgage
                                                                  bonds, municipal bonds,
                                                                  notes and commercial paper
                                                                  and debt securities of
                                                                  foreign issuers. May
                                                                  engage in dollar roll
                                                                  transactions and swap
                                                                  agreements. May use
                                                                  options and futures
                                                                  contracts.

INVESTMENT ADVISER:      ING Liquid Assets  High level of         Strives to maintain a       Credit risk, income
Directed Services, Inc.  Portfolio          current income        stable $1 per share net     risk, interest rate
                                            consistent with the   asset value and its         risk, manager risk,
SUB-ADVISER:                                preservation of       investment strategy         securities lending
ING Investment                              capital and           focuses on safety of        risk and U.S.
Management Co.                              liquidity.            principal, liquidity and    government
                                                                  yield, in order of          securities risk.
                                                                  importance, to achieve
                                                                  this goal. The Portfolio
                                                                  may invest in U.S.
                                                                  Treasury and U.S.
                                                                  government agency
                                                                  securities, fully
                                                                  collateralized repurchase
                                                                  agreements; bank
                                                                  obligations, including
                                                                  certificates of deposit,
                                                                  time deposits, and
                                                                  bankers' acceptances;
                                                                  commercial paper;
                                                                  asset-backed securities;
                                                                  variable or floating rate
                                                                  securities, including
                                                                  variable rate demand
                                                                  obligations; debt
                                                                  securities with special
                                                                  features such as puts, or
                                                                  maturity extension
                                                                  arrangements; short-term
                                                                  corporate debt securities
                                                                  other than commercial
                                                                  paper; shares of other
                                                                  investment companies (not
                                                                  to exceed 10%);
                                                                  credit-linked notes;
                                                                  reverse repurchase
                                                                  agreements; structured
                                                                  securities; and guaranteed
                                                                  investment contracts.

--------------------------------------------------------------------------------

 DESCRIPTION OF THE INVESTMENT ADVISER, SUBADVISER, INVESTMENT OBJECTIVES, MAIN
            INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
      SUB-ADVISER         UNDERLYING FUND   INVESTMENT OBJECTIVE       MAIN INVESTMENTS            MAIN RISKS
------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING VP Index Plus  Seeks to outperform   Invests at least 80% of     Convertible
ING Investments, LLC     International      the total return      its assets in stocks        securities risk,
                         Equity Portfolio   performance of the    included in the MSCI        derivatives risk,
SUB-ADVISER:                                Morgan Stanley        EAFE(R) Index,              equity securities
ING Investment                              Capital               exchange-traded funds       risk, foreign
Management                                  International Europe  ("ETFs"), and derivatives   investment risk,
Advisors, B.V.                              Australasia and Far   (including futures and      index strategy risk,
                                            East Index ("MSCI     options) whose economic     manager risk, market
                                            EAFE(R) Index"),      returns are similar to the  and company risk,
                                            while maintaining a   MSCI EAFE(R) Index or its   market
                                            market level of       components. The Portfolio   capitalization risk
                                            risk.                 may also invest in          market trends risk,
                                                                  securities that are         other investment
                                                                  convertible into common     companies risk, and
                                                                  stocks included in the      securities lending
                                                                  MSCI EAFE(R) Index. At any  risk.
                                                                  one time, the Sub-Adviser
                                                                  generally includes in the
                                                                  Portfolio between 300 and
                                                                  400 of the stocks included
                                                                  in the MSCI EAFE(R) Index.
                                                                  Although the Portfolio
                                                                  will not hold all the
                                                                  stocks in the MSCI EAFE(R)
                                                                  Index, the Sub-Adviser
                                                                  expects that there will be
                                                                  a close correlation
                                                                  between the performance of
                                                                  the Portfolio and that of
                                                                  the index in both rising
                                                                  and falling markets.

INVESTMENT ADVISER:      ING VP Index Plus  Outperform the total  At least 80% of assets in   Derivatives risk,
ING Investments, LLC     LargeCap           return performance    securities of large         manager risk, price
                         Portfolio          of the Standard &     capitalization companies    volatility risk and
SUB-ADVISER:                                Poor's 500 Composite  included in the S&P 500     securities lending
ING Investment                              Stock Price Index     Index and have a market     risk.
Management Co.                              ("S&P 500 Index"),    capitalization of at least
                                            while maintaining a   $4 billion. May invest in
                                            market level of       derivatives.
                                            risk.

INVESTMENT ADVISER:      ING VP Index Plus  Outperform the total  At least 80% of assets in   Derivatives risk,
ING Investments, LLC     MidCap Portfolio   return performance    securities of               manager risk
                                            of the Standard &     mid-capitalization          mid-capitalization
SUB-ADVISER:                                Poor's MidCap 400     companies included in the   company risk, price
ING Investment                              Index ("S&P 400       S&P 400 Index. May invest   volatility risk, and
Management Co.                              Index"), while        in derivations.             securities lending
                                            maintaining a market                              risk.
                                            level of risk.

INVESTMENT ADVISER:      ING VP Index Plus  Outperform the total  At least 80% of assets in   Derivatives risk,
ING Investments, LLC     SmallCap           return performance    securities of               manager risk, price
                         Portfolio          of the Standard &     small-capitalization        volatility risk,
SUB-ADVISER:                                Poor's SmallCap 600   companies included in the   securities lending
ING Investment                              Index ("S&P 600       S&P 600 Index. May invest   risk and
Management Co.                              Index"), while        in derivatives.             small-capitalization
                                            maintaining a market                              company risk.
                                            level of risk.

INVESTMENT ADVISER:      ING VP             Maximize total        Under normal conditions,    Credit risk, debt
ING Investments, LLC     Intermediate Bond  return consistent     invests at least 80% of     securities risk,
                         Portfolio          with reasonable       its assets in a portfolio   derivatives risk,
SUB-ADVISER:                                risk.                 of bonds including          extension risk,
ING Investment                                                    corporate, government and   foreign investing
Management Co.                                                    mortgage bonds, which, at   risk, high-yield
                                                                  the time of purchase, are   debt securities
                                                                  rated investment grade.     risk, interest rate
                                                                  May also invest in          risk,
                                                                  high-yield bonds ("junk     mortgage-related
                                                                  bonds") but will seek to    securities risk,
                                                                  maintain a minimum average  portfolio turnover
                                                                  quality rating of           risk, prepayment or
                                                                  investment grade. May also  call risk, price
                                                                  invest in preferred         volatility risk,
                                                                  stocks, high quality money  securities lending
                                                                  market instruments,         risk and U.S.
                                                                  municipal bonds, debt       government
                                                                  securities of foreign       securities risk.
                                                                  issuers, mortgage- and
                                                                  asset-backed securities,
                                                                  options and future
                                                                  contracts involving
                                                                  securities, security
                                                                  indices and interest
                                                                  rates. May engage in
                                                                  dollar roll transactions
                                                                  and swap agreements.

--------------------------------------------------------------------------------
                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that fund or to the investment adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those


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where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the


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currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.


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MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investment of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to

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investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31,


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2005, ING Investments managed over $    billion in assets. ING Investments'
principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each MarketStyle Portfolio. For each MarketStyle Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to the ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each MarketStyle Portfolio, ING Investments receives a management fee equal to 0.08% of each MarketStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of advisory or sub-advisory relationships, please refer to the Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed approximately $ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.

Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the MarketStyle Portfolios.

Shiv Mehta has managed the MarketStyle Portfolios since their inception. He joined ING in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

Mary Ann Fernandez, Portfolio Manager, has managed the MarketStyle Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

The statement of additional information ("SAI") provides additional information about the portfolio managers' compensation, other accounts managed by each portfolio manager and the portfolio managers' ownership of securities in the MarketStyle Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each MarketStyle Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member


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firms and their associated persons, you may contact NASD Regulation, Inc. at
www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Class S, Service 2 Class, Adviser Class and Institutional Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class S shares are offered by this Prospectus.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Class S shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their beneficial shareholders, including Variable Contract owners with interests in the Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the portfolio's average daily net assets attributable to its Class S shares.


HOW ING GROEP COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' Agreement, the MarketStyle Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for these Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

ING Investments also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the MarketStyle Portfolios. Additionally, if a MarketStyle Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those MarketStyle Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in MarketStyle Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)

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ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


--------------------------------------------------------------------------------

                            INFORMATION FOR INVESTORS

--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolios' portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or an Underlying Fund will generally be valued at the latest

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or a Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;


     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


     -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

Because the Class S shares of the MarketStyle Portfolios commenced operations on August 15, 2005 and therefore do not have a full calendar year of operations as of December 31, 2005 (the MarketStyle Portfolios' fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]


05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

SERVICE 2 CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE SERVICE 2 CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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
                                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                                        2
  An Introduction to the MarketStyle Portfolios                                              2
  Classes of Shares                                                                          2
  An Introduction to the Asset Allocation Process                                            2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                     4
  ING MarketStyle Moderate Portfolio                                                         5
  ING MarketStyle Moderate Growth Portfolio                                                  7
  ING MarketStyle Growth Portfolio                                                           9

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                          11
  Examples                                                                                  13

MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                      14
  Investment Objectives, Main Investments and Risks of the Underlying Funds                 14

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE
  UNDERLYING FUNDS                                                                          15
MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                             17
  Performance of the Underlying Funds Will Vary                                             17
  Temporary Defensive Positions                                                             17
  Conflict of Interest                                                                      17
  Risks Associated with an Investment in the Underlying Funds                               17

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                                  22
  Information about Ibbotson Associates                                                     23
  Portfolio Distribution                                                                    23
  Additional Information Regarding Classes of Shares                                        24
  Rule 12b-1 Distribution Fees                                                              24
  Service Fees                                                                              24
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in Their Insurance Products                                                     24
  Administrative Services                                                                   25

INFORMATION FOR INVESTORS                                                                   25
  About Your Investment                                                                     25
  Interests of the Holders of Variable Insurance Contracts and Policies
    and Qualified Retirement Plans                                                          26
  Frequent Trading - Market Timing                                                          26
  Portfolio Holdings Disclosure Policy                                                      27
  Net Asset Value                                                                           27
  Additional Information About the MarketStyle Portfolios                                   28
  Percentage and Rating Limitation                                                          28
  A Word About Portfolio Diversity                                                          28
  Taxes and Distributions                                                                   28
  Reports to Shareholders                                                                   29
  Financial Highlights                                                                      29

WHERE TO GO TO OBTAIN MORE INFORMATION                                              Back cover

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                                  INTRODUCTION
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ING INVESTORS TRUST


Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to Service 2 Class shares. For more information about share classes, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments" or "Adviser") is the investment adviser of each MarketStyle Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each MarketStyle Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


          allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by ING IM and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each MarketStyle Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                                         ING MARKETSTYLE
                                        ING MARKETSTYLE                  MODERATE GROWTH                  ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ADVISER                         ING Investments, LLC             ING Investments, LLC             ING Investments, LLC

INVESTMENT PROFILE              Your focus is on keeping pace    You want the opportunity for     You seek an investment geared
                                with inflation. Income and       long-term moderate growth.       for growth and can tolerate
                                capital appreciation desired.                                     market-swings.

  SHORTER INVESTMENT HORIZON  < ----------------------------------------------------------------- >  LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE            Growth of capital and current    Growth of capital and a low to   Growth of capital and little or
                                income.                          moderate level of current        no current income.
                                                                 income.

MAIN INVESTMENTS                A combination of Underlying      A combination of Underlying      A combination of Underlying
                                Funds according to a formula     Funds according to a formula     Funds according to a formula
                                that over time should reflect    that over time should reflect    that over time should reflect
                                an allocation of approximately   an allocation of approximately   an allocation of approximately
                                50% in equity securities and     65% in equity securities and     80% in equity securities and
                                50% in fixed income securities.  35% in fixed income securities.  20% in fixed income securities.

                                                                         ING MARKETSTYLE
                                        ING MARKETSTYLE                  MODERATE GROWTH                  ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION     U.S. Large-Capitalization        U.S. Large-Capitalization        U.S. Large-Capitalization
TARGETS (AS OF MAY 1, 2006)(1)  Stocks                       24% Stocks                       30% Stocks                       37%
                                U.S. Mid-Capitalization          U.S. Mid-Capitalization          U.S. Mid-Capitalization
                                Stocks                        7% Stocks                        9% Stocks                       12%
                                U.S. Small-Capitalization        U.S. Small-Capitalization        U.S. Small-Capitalization
                                Stocks                        6% Stocks                        9% Stocks                       11%
                                Non-U.S./International           Non-U.S./International           Non-U.S./International
                                Stocks                       13% Stocks                       17% Stocks                       20%
                                Intermediate-Term Bonds      20% Intermediate-Term Bonds      18% Intermediate-Term Bonds      13%
                                Short-Term Bonds             20% Short-Term Bonds             12% Short-Term Bonds              7%
                                Cash                         10% Cash                          5% Cash                          0%

  LOWER RISK  < ------------------------------------------------------------------------------------------------ >  HIGHER RISK

MAIN RISKS                      Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS ARE  Foreign Investment Risk,         Foreign Investment Risk,         Foreign Investment Risk,
EXPOSED TO THE SAME RISKS AS    Inflation Risk,                  Inflation Risk, Interest Rate    Inflation Risk, Interest Rate
THE UNDERLYING FUNDS IN DIRECT  Mortgage-Related Securities      Risk, Mortgage-Related           Risk, Mortgage-Related
PROPORTION TO THE ALLOCATION    Risk, Price Volatility Risk,     Securities Risk, Price           Securities Risk, Price
OF ASSETS AMONG UNDERLYING      and REIT Risk.                   Volatility Risk, and REIT Risk.  Volatility Risk, and REIT Risk.
FUNDS. AN INVESTOR MAY LOSE
MONEY IN EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


        U.S. Large-Capitalization Stocks                     24%
        U.S. Mid-Capitalization Stocks                        7%
        U.S. Small-Capitalization Stocks                      6%
        Non-U.S./International Stocks                        13%
        Intermediate-Term Bonds                              20%
        Short-Term Bonds                                     20%
        Cash                                                 10%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


        U.S. Large-Capitalization Stocks                     30%
        U.S. Mid-Capitalization Stocks                        9%
        U.S. Small-Capitalization Stocks                      9%
        Non-U.S./International Stocks                        17%
        Intermediate-Term Bonds                              18%
        Short-Term Bonds                                     12%
        Cash                                                  5%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore do not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


        U.S. Large-Capitalization Stocks                     37%
        U.S. Mid-Capitalization Stocks                       12%
        U.S. Small-Capitalization Stocks                     11%
        Non-U.S./International Stocks                        20%
        Intermediate-Term Bonds                              13%
        Short-Term Bonds                                      7%
        Cash                                                  0%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page
[ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Service 2 Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Service 2 Class shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.


                             SERVICE 2 CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                   DISTRIBUTION                           TOTAL          WAIVERS,        TOTAL NET
                                       MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER    OPERATING     REIMBURSEMENTS     OPERATING
          PORTFOLIO                       FEE         FEE(2)     SERVICE FEE  EXPENSES  EXPENSES    AND RECOUPMENTS(3)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                 0.08%        0.25%         0.25%        %          %               %                %
ING MarketStyle Moderate Growth          0.08%        0.25%         0.25%        %          %               %                %
ING MarketStyle Growth                   0.08%        0.25%         0.25%        %          %               %                %



(1) This table shows the estimated operating expenses for the Service 2 Class shares of each MarketStyle Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the Service 2 Class shares of the MarketStyle Portfolios had not had a full year of operations as of December 31, 2005.

(2) Directed Services, Inc. has contractually agreed to waive 0.10% of the distribution fee for Service 2 shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Absent this waiver, the distribution fee is 0.25% of net assets. The expense waiver will continue through at least May 1, 2007. There is no guarantee this waiver will continue after that date.

(3) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers Reimbursements and Recoupments." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                               TOTAL ANNUAL
                                                                OPERATING       FEE WAIVER BY     NET OPERATING
            UNDERLYING FUNDS                                     EXPENSES          ADVISER          EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                                 %                 -                 %
ING Liquid Assets Portfolio                                         %                 -                 %
ING VP Index Plus International Equity Portfolio(1)                 %                  %                %
ING VP Index Plus LargeCap Portfolio                                %                 -                 %
ING VP Index Plus MidCap Portfolio                                  %                 -                 %
ING VP Index Plus SmallCap Portfolio                                %                 -                 %
ING VP Intermediate Bond Portfolio                                  %                 -                 %



(1) As the Underlying Portfolio commenced operations on July 29, 2005 and therefore did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS

                    (INCLUDING DIRECT AND INDIRECT EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                        WAIVERS,
                                                                                     REIMBURSEMENTS       NET OPERATING
        PORTFOLIO                                       TOTAL OPERATING EXPENSES     AND RECOUPMENTS        EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                            %                       %                   %
ING MarketStyle Moderate Growth                                     %                       %                   %
ING MarketStyle Growth                                              %                       %                   %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in Service 2 Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Service 2 Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Service 2 Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Service 2 Class shares of each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



          PORTFOLIO                                                 1 YEAR     3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                               $          $            $           $
ING MarketStyle Moderate Growth                                        $          $            $           $
ING MarketStyle Growth                                                 $          $            $           $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.


The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)  economic and market forecasts;

     (iii) proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)   the correlation and covariance among Underlying Funds.


As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-advisers. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND         INVESTMENT OBJECTIVE       MAIN INVESTMENTS              MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Limited Maturity      Highest current income    Invests at least 80% of   Call risk, Debt
Directed Services, Inc.   Bond Portfolio            consistent with low risk  its net assets in a       securities risk,
                                                    to principal and          diversified portfolio of  derivatives risk,
SUB-ADVISER:                                        liquidity. As a           bonds that are primarily  foreign investment risk,
ING Investment                                      secondary objective,      limited maturity debt     income risk, interest
Management Co.                                      seeks to enhance its      securities. These short-  rate risk, manager risk,
                                                    total return through      to intermediate-term      market capitalization
                                                    capital appreciation      debt securities have      risk, mid-capitalization
                                                    when market factors       remaining maturities of   company risk,
                                                    indicate that capital     seven years or less. The  mortgage-related
                                                    appreciation may be       dollar- weighted average  securities risk,
                                                    available without         maturity of the           prepayment risk,
                                                    significant risk to       Portfolio will not        portfolio turnover risk,
                                                    principal.                exceed five years and in  REIT risk, sector risk,
                                                                              periods of rising         securities lending risk,
                                                                              interest rates may be     small-capitalization
                                                                              shortened to one year or  company risk, and U.S.
                                                                              less. Under normal        government securities
                                                                              conditions, the           risk.
                                                                              Portfolio maintains
                                                                              significant exposure to
                                                                              government securities.
                                                                              May invest in
                                                                              non-government
                                                                              securities issued by
                                                                              companies of all sizes
                                                                              only if rated Baa3 or
                                                                              better by Moody's or
                                                                              BBB- or better by S&P.
                                                                              Money market securities
                                                                              must be rated in the two
                                                                              highest rating
                                                                              categories by Moody's or
                                                                              S&P. May invest in
                                                                              preferred stock, U.S.
                                                                              government securities
                                                                              securities of foreign
                                                                              governments and
                                                                              supranational
                                                                              organizations, mortgage-
                                                                              and asset-backed
                                                                              securities, mortgage
                                                                              bonds, municipal bonds,
                                                                              notes and commercial
                                                                              paper and debt
                                                                              securities of foreign
                                                                              issuers. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements. May
                                                                              use options and futures
                                                                              contracts.

INVESTMENT ADVISER:       ING Liquid Assets         High level of current     Strives to maintain a     Credit risk, income
Directed Services, Inc.   Portfolio                 income consistent with    stable $1 per share net   risk, interest rate
                                                    the preservation of       asset value and its       risk, manager risk,
SUB-ADVISER:                                        capital and liquidity.    investment strategy       securities lending risk
ING Investment                                                                focuses on safety of      and U.S. government
Management Co.                                                                principal, liquidity and  securities risk.
                                                                              yield, in order of
                                                                              importance, to achieve
                                                                              this goal. May invest in
                                                                              U.S. Treasury and U.S.
                                                                              government agency
                                                                              securities, fully
                                                                              collateralized
                                                                              repurchase agreements;
                                                                              bank obligations,
                                                                              including certificates
                                                                              of deposit, time
                                                                              deposits, and bankers'
                                                                              acceptances; commercial
                                                                              paper; asset-backed
                                                                              securities; variable or
                                                                              floating rate
                                                                              securities, including
                                                                              variable rate demand
                                                                              obligations; debt
                                                                              securities with special
                                                                              features such as puts,
                                                                              or maturity extension
                                                                              arrangements; short-term
                                                                              corporate debt
                                                                              securities other than
                                                                              commercial paper; shares
                                                                              of other investment
                                                                              companies (not to exceed
                                                                              10%); credit-linked
                                                                              notes; reverse
                                                                              repurchase agreements;
                                                                              structured securities;
                                                                              and guaranteed
                                                                              investment contracts.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND         INVESTMENT OBJECTIVE       MAIN INVESTMENTS              MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus         Seeks to outperform the   Invests at least 80% of   Convertible securities
ING Investments, LLC      International Equity      total return performance  its assets in stocks      risk, derivatives risk,
                          Portfolio                 of the Morgan Stanley     included in the MSCI      equity securities risk,
SUB-ADVISER:                                        Capital International     EAFE(R) Index,            foreign investment risk,
ING Investment                                      Europe Australasia and    exchange-traded funds     index strategy risk,
Management Advisors, B.V.                           Far East Index ("MSCI     ("ETFs"), and             manager risk, market and
                                                    EAFE(R) Index"), while    derivatives (including    company risk, market
                                                    maintaining a market      futures and options)      capitalization risk,
                                                    level of risk.            whose economic returns    market trends risk,
                                                                              are similar to the MSCI   other investment
                                                                              EAFE(R) Index or its      companies, and
                                                                              components. The           securities lending risk.
                                                                              Portfolio may also
                                                                              invest in securities
                                                                              that are convertible
                                                                              into common stocks
                                                                              included in the MSCI
                                                                              EAFE(R) Index. At any
                                                                              one time, the
                                                                              Sub-Adviser generally
                                                                              includes in the
                                                                              Portfolio between 300
                                                                              and 400 of the stocks
                                                                              included in the MSCI
                                                                              EAFE(R) Index. Although
                                                                              the Portfolio will not
                                                                              hold all the stocks in
                                                                              the MSCI EAFE(R) Index,
                                                                              the Sub-Adviser expects
                                                                              that there will be a
                                                                              close correlation
                                                                              between the performance
                                                                              of the Portfolio and
                                                                              that of the index in
                                                                              both rising and falling
                                                                              markets.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      LargeCap Portfolio        return performance of     in securities of large    manager risk, price
                                                    the Standard & Poor's     capitalization companies  volatility risk and
SUB-ADVISER:                                        500 Composite Stock       included in the S&P 500   securities lending risk.
ING Investment                                      Price Index ("S&P 500     Index and have a market
Management Co.                                      Index"), while            capitalization of at
                                                    maintaining a market      least $4 billion. May
                                                    level of risk.            invest in derivatives.

INVESTMENT ADVISER:       ING VP Index Plus MidCap  Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      Portfolio                 return performance of     in securities of          manager risk
                                                    the Standard & Poor's     mid-capitalization        mid-capitalization
SUB-ADVISER:                                        MidCap 400 Index ("S&P    companies included in     company risk, price
ING Investment                                      400 Index"), while        the S&P 400 Index. May    volatility risk, and
Management Co.                                      maintaining a market      invest in derivations.    securities lending risk.
                                                    level of risk.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      SmallCap Portfolio        return performance of     in securities of          manager risk, price
                                                    the Standard & Poor's     small-capitalization      volatility risk,
SUB-ADVISER:                                        SmallCap 600 Index ("S&P  companies included in     securities lending risk
ING Investment                                      600 Index"), while        the S&P 600 Index. May    and small-capitalization
Management Co.                                      maintaining a market      invest in derivatives.    company risk.
                                                    level of risk.

INVESTMENT ADVISER:       ING VP Intermediate       Maximize total return     Under normal conditions,  Credit risk, debt
ING Investments, LLC      Bond Portfolio            consistent with           invests at least 80% of   securities risk,
                                                    reasonable risk.          its assets in a           derivatives risk,
SUB-ADVISER:                                                                  portfolio of bonds        extension risk, foreign
ING Investment                                                                including corporate,      investing risk,
Management Co.                                                                government and mortgage   high-yield debt
                                                                              bonds, which, at the      securities risk,
                                                                              time of purchase, are     interest rate risk,
                                                                              rated investment grade.   mortgage-related
                                                                              May also invest in        securities risk,
                                                                              high-yield bonds ("junk   portfolio turnover risk,
                                                                              bonds") but will seek to  prepayment or call risk,
                                                                              maintain a minimum        price volatility risk,
                                                                              average quality rating    securities lending risk
                                                                              of investment grade. May  and U.S. government
                                                                              also invest in preferred  securities risk.
                                                                              stocks, high quality
                                                                              money market
                                                                              instruments, municipal
                                                                              bonds, debt securities
                                                                              of foreign issuers,
                                                                              mortgage- and
                                                                              asset-backed securities,
                                                                              options and future
                                                                              contracts involving
                                                                              securities, security
                                                                              indices and interest
                                                                              rates. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Funds believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those


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where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An Underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from


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time to time, and devaluation may occur after investments in those currencies by an Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.


INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. ING Investments will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities


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at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could

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default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments, serves as the investment adviser to each of the MarketStyle Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of
December 31, 2005, ING Investments managed over $    billion in assets. ING
Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


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ING Investments, subject to the supervision of the Board, acts as a
"manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each MarketStyle Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each MarketStyle Portfolio, ING Investments receives a management fee equal to 0.08% of each MarketStyle Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed
accounts. As of December 31, 2005, ING IM managed approximately $    billion in
assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

Mary Ann Fernandez, portfolio manager, has managed the MarketStyle Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

The Statement of Additional Information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


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ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Service 2 Class, Adviser Class, Institutional Class, and Service Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Service 2 Class shares are offered by this Prospectus.


RULE 12b-1 DISTRIBUTION FEES. The Trust has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan") for the Service 2 Class shares of each Portfolio. The 12b-1 Plan allows the Trust to make payments quarterly at an annual rate of up to 0.25% to DSI, as the distributor, to pay or reimburse certain distribution-related expenses. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1
Plan) in the future. Because these fees are paid out of each Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution related expenses that may be paid under the 12b-1 plan include, but are not limited to, the costs of the following:


(a) printing and mailing Trust prospectuses, statements of additional information, any supplements thereto and reports for prospective variable contract owners or other investors;

(b) expenses relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Trust and materials intended for use within a sponsoring insurance company, or for broker-dealer only use or retail use;

(c)  holding seminars and sales meetings designed to promote Trust shares;

(d) obtaining information and providing explanations to variable contract owners or other investors regarding a Portfolio's investment objective and policies and other information about the Trust and the MarketStyle Portfolios including the performance of the Portfolios' Service 2 Class shares;

(e)  training sales personnel regarding the Trust;

(f) compensating sales personnel in connection with the allocation of cash values and premiums under the Variable Contracts to the Trust; and

(g) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' Service 2 Class shares.

SERVICE FEES. The Trust has entered into a Shareholder Services Agreement ("Agreement") for the Service 2 Class shares of each Portfolio. The Agreement allows DSI, the distributor, to use payments under the Agreement to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Service 2 Class shares and their beneficial shareholders, including Variable Contract owners with interests in the MarketStyle Portfolios. Services that may be provided under the Agreement include, among other things, providing information about the MarketStyle Portfolios and delivering Portfolio documents. Under the Agreement, each Portfolio makes payments to DSI at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to its Service 2 Class shares.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' 12b-1 Plan and Agreement, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.


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The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investment and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


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INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND
QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolios may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

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Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the Portfolios' website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the Investment Company Act of 1940. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

Because the Service 2 Class shares of the MarketStyle Portfolios commenced operations on August 15, 2005 and do not have a full calendar year of operations as of December 31, 2005 (the MarketStyle Portfolios' fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolio's SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]



05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

INSTITUTIONAL CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE INSTITUTIONAL CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT: IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                          PAGE
INTRODUCTION
  ING Investors Trust                                                                        2
  An Introduction to the MarketStyle Portfolios                                              2
  Classes of Shares                                                                          2
  An Introduction to the Asset Allocation Process                                            2

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                                     4
  ING MarketStyle Moderate Portfolio                                                         5
  ING MarketStyle Moderate Growth Portfolio                                                  7
  ING MarketStyle Growth Portfolio                                                           9

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                                          11
  Examples                                                                                  13

MORE INFORMATION ON INVESTMENT STRATEGIES
  More on the Asset Allocation Process                                                      14
  Investment Objectives, Main Investments and Risks of the Underlying Funds                 14

DESCRIPTION OF THE INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF
  THE UNDERLYING FUNDS                                                                      15

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against Loss                                             17
  Performance of the Underlying Funds Will Vary                                             17
  Temporary Defensive Positions                                                             17
  Conflict of Interest                                                                      17
  Risks Associated with an Investment in the Underlying Funds                               17

MANAGEMENT AND OTHER SERVICE PROVIDERS
  Management of the MarketStyle Portfolios                                                  23
  Information about Ibbotson Associates                                                     23
  Portfolio Distribution                                                                    24
  Additional Information Regarding Classes of Shares                                        24
  How ING Groep Compensates Entities Offering Our Portfolios as Investment
    Options in their Insurance Products                                                     24
  Administrative Services                                                                   24

INFORMATION FOR INVESTORS                                                                   25
  About Your Investment                                                                     25
  Interests of the Holders of Variable Insurance Contracts and Policies
    and Qualified Retirement Plans                                                          25
  Frequent Trading - Market Timing                                                          25
  Portfolio Holdings Disclosure Policy                                                      26
  Net Asset Value                                                                           26
  Additional Information About the MarketStyle Portfolios                                   27
  Percentage and Rating Limitation                                                          27
  A Word About Portfolio Diversity                                                          27
  Taxes and Distributions                                                                   27
  Reports to Shareholders                                                                   28
  Financial Highlights                                                                      28

WHERE TO GO TO OBTAIN MORE INFORMATION                                               Backcover

--------------------------------------------------------------------------------
                                  INTRODUCTION
--------------------------------------------------------------------------------


ING INVESTORS TRUST


Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of underlying insurance-dedicated funds ("Underlying Funds") that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios offered in this Prospectus. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), the Portfolio offers four classes of shares. This Prospectus relates only to the Institutional Class ("Class I") shares. For more information about share classes, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments" or) is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. The ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and the ING Investments each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


          firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                                         ING MARKETSTYLE
                                        ING MARKETSTYLE                  MODERATE GROWTH                  ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ADVISER                         ING Investments, LLC             ING Investments, LLC             ING Investments, LLC

INVESTMENT PROFILE              Your focus is on keeping pace    You want the opportunity for     You seek an investment geared
                                with inflation. Income and       long-term moderate growth.       for growth and can tolerate
                                capital appreciation desired.                                     market-swings.

  SHORTER INVESTMENT HORIZON  < ----------------------------------------------------------------- >  LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE            Growth of capital and current    Growth of capital and a low to   Growth of capital and little or
                                income.                          moderate level of current        no current income.
                                                                 income.

MAIN INVESTMENTS                A combination of Underlying      A combination of Underlying      A combination of Underlying
                                Funds according to a formula     Funds according to a formula     Funds according to a formula
                                that over time should reflect    that over time should reflect    that over time should reflect
                                an allocation of approximately   an allocation of approximately   an allocation of approximately
                                50% in equity securities and     65% in equity securities and     80% in equity securities and
                                50% in fixed income securities.  35% in fixed income securities.  20% in fixed income securities.

                                                                         ING MARKETSTYLE
                                        ING MARKETSTYLE                  MODERATE GROWTH                  ING MARKETSTYLE
                                      MODERATE PORTFOLIO                    PORTFOLIO                     GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
UNDERLYING ASSET ALLOCATION     U.S. Large-Capitalization        U.S. Large-Capitalization        U.S. Large-Capitalization
TARGETS (AS OF MAY 1, 2006)(1)  Stocks                       24% Stocks                       30% Stocks                       37%
                                U.S. Mid-Capitalization          U.S. Mid-Capitalization          U.S. Mid-Capitalization
                                Stocks                        7% Stocks                        9% Stocks                       12%
                                U.S. Small-Capitalization        U.S. Small-Capitalization        U.S. Small-Capitalization
                                Stocks                        6% Stocks                        9% Stocks                       11%
                                Non-U.S./International           Non-U.S./International           Non-U.S./International
                                Stocks                       13% Stocks                       17% Stocks                       20%
                                Intermediate-Term Bonds      20% Intermediate-Term Bonds      18% Intermediate-Term Bonds      13%
                                Short-Term Bonds             20% Short-Term Bonds             12% Short-Term Bonds              7%
                                Cash                         10% Cash                          5% Cash                          0%

  LOWER RISK  < ------------------------------------------------------------------------------------------------ >  HIGHER RISK

MAIN RISKS                      Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,   Credit Risk, Derivatives Risk,
THE MARKETSTYLE PORTFOLIOS ARE  Foreign Investment Risk,         Foreign Investment Risk,         Foreign Investment Risk,
EXPOSED TO THE SAME RISKS AS    Inflation Risk,                  Inflation Risk, Interest Rate    Inflation Risk, Interest Rate
THE UNDERLYING FUNDS IN DIRECT  Mortgage-Related Securities      Risk, Mortgage-Related           Risk, Mortgage-Related
PROPORTION TO THE ALLOCATION    Risk, Price Volatility Risk,     Securities Risk, Price           Securities Risk, Price
OF ASSETS AMONG UNDERLYING      and REIT Risk.                   Volatility Risk, and REIT Risk.  Volatility Risk, and REIT Risk.
FUNDS. AN INVESTOR MAY LOSE
MONEY IN EACH PORTFOLIO.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


          U.S. Large-Capitalization Stocks                     24%
          U.S. Mid-Capitalization Stocks                        7%
          U.S. Small-Capitalization Stocks                      6%
          Non-U.S./International Stocks                        13%
          Intermediate-Term Bonds                              20%
          Short-Term Bonds                                     20%
          Cash                                                 10%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


          U.S. Large-Capitalization Stocks                     30%
          U.S. Mid-Capitalization Stocks                        9%
          U.S. Small-Capitalization Stocks                      9%
          Non-U.S./International Stocks                        17%
          Intermediate-Term Bonds                              18%
          Short-Term Bonds                                     12%
          Cash                                                  5%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


          U.S. Large-Capitalization Stocks                     37%
          U.S. Mid-Capitalization Stocks                       12%
          U.S. Small-Capitalization Stocks                     11%
          Non-U.S./International Stocks                        20%
          Intermediate-Term Bonds                              13%
          Short-Term Bonds                                      7%
          Cash                                                  0%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold Class I shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the Class I shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.


                                 CLASS I SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                                   DISTRIBUTION                            TOTAL         WAIVERS,       TOTAL NET
                                       MANAGEMENT    (12b-1)     SHAREHOLDER   OTHER     OPERATING  REIMBURSEMENTS AND  OPERATING
          PORTFOLIO                       FEE          FEE       SERVICE FEE  EXPENSES   EXPENSES     RECOUPMENTS(2)    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                 0.08%        none          none         %          %               %                %
ING MarketStyle Moderate Growth          0.08%        none          none         %          %               %                %
ING MarketStyle Growth                   0.08%        none          none         %          %               %                %



(1) This table shows the estimated operating expenses for Class I shares of each MarketStyle Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios' Class I shares had not had a full year of operations as of December 31, 2005.

(2) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                               TOTAL ANNUAL
                                                                OPERATING       FEE WAIVER BY     NET OPERATING
            UNDERLYING FUNDS                                     EXPENSES          ADVISER          EXPENSES
---------------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                                 %                 -                 %
ING Liquid Assets Portfolio                                         %                 -                 %
ING VP Index Plus International Equity Portfolio(1)                 %                  %                %
ING VP Index Plus LargeCap Portfolio                                %                 -                 %
ING VP Index Plus MidCap Portfolio                                  %                 -                 %
ING VP Index Plus SmallCap Portfolio                                %                 -                 %
ING VP Intermediate Bond Portfolio                                  %                 -                 %



(1) As the Underlying Portfolio commenced operations on July 29, 2005 and therefore did not have a full calendar year of operations as of December 31, 2005, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                        WAIVERS,
                                                                                     REIMBURSEMENTS       NET OPERATING
           PORTFOLIO                                    TOTAL OPERATING EXPENSES     AND RECOUPMENTS         EXPENSES
-----------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                            %                       %                   %
ING MarketStyle Moderate Growth                                     %                       %                   %
ING MarketStyle Growth                                              %                       %                   %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in Class I shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Class I shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the Class I shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the Class I shares of each Portfolio for the one-year period and for the first year of the three, five, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



                  PORTFOLIO                                         1 YEAR     3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                               $          $            $           $
ING MarketStyle Moderate Growth                                        $          $            $           $
ING MarketStyle Growth                                                 $          $            $           $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.


The factors considered include:

     (i) the investment objective of each Portfolio and each of the Underlying Funds;

     (ii)  economic and market forecasts;

     (iii) proprietary and third-party reports and analyses;

     (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

     (v)   the correlation and covariance among Underlying Funds.


As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, the Sub-Adviser monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

--------------------------------------------------------------------------------

    DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER INVESTMENT OBJECTIVES,
               MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND         INVESTMENT OBJECTIVE       MAIN INVESTMENTS              MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Limited Maturity      Highest current income    Invests at least 80% of   Call risk, debt
Directed Services, Inc.   Bond Portfolio            consistent with low risk  its net assets in a       securities risk,
                                                    to principal and          diversified portfolio of  derivatives risk,
SUB-ADVISER:                                        liquidity. As a           bonds that are primarily  foreign investment risk,
ING Investment                                      secondary objective,      limited maturity debt     income risk, interest
Management Co.                                      seeks to enhance its      securities. These short-  rate risk, manager risk,
                                                    total return through      to intermediate-term      market capitalization
                                                    capital appreciation      debt securities have      risk, mid-capitalization
                                                    when market factors       remaining maturities of   company risk,
                                                    indicate that capital     seven years or less. The  mortgage-related
                                                    appreciation may be       dollar-weighted average   securities risk,
                                                    available without         maturity of the           portfolio turnover risk,
                                                    significant risk to       Portfolio will not        prepayment or call risk,
                                                    principal.                exceed five years and in  REIT risk, sector risk,
                                                                              periods of rising         securities lending risk,
                                                                              interest rates may be     small-capitalization
                                                                              shortened to one year or  company risk and U.S.
                                                                              less. Under normal        government securities
                                                                              conditions, the           risk.
                                                                              Portfolio maintains
                                                                              significant exposure to
                                                                              government securities.
                                                                              May invest in
                                                                              non-government
                                                                              securities issued by
                                                                              companies of all sizes
                                                                              only if rated Baa3 or
                                                                              better by Moody's or
                                                                              BBB- or better by S&P.
                                                                              Money market securities
                                                                              must be rated in the two
                                                                              highest rating
                                                                              categories by Moody's or
                                                                              S&P. May invest in
                                                                              preferred stock, U.S.
                                                                              government securities,
                                                                              securities of foreign
                                                                              governments and
                                                                              supranational
                                                                              organizations, mortgage-
                                                                              and asset-backed
                                                                              securities, mortgage
                                                                              bonds, municipal bonds,
                                                                              notes and commercial
                                                                              paper and debt
                                                                              securities of foreign
                                                                              issuers. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements. May
                                                                              use options and futures
                                                                              contracts.

INVESTMENT ADVISER:       ING Liquid Assets         High level of current     Strives to maintain a     Credit risk, income
Directed Services, Inc.   Portfolio                 income consistent with    stable $1 per share net   risk, interest rate
                                                    the preservation of       asset value and its       risk, manager risk,
SUB-ADVISER:                                        capital and liquidity.    investment strategy       securities lending risk
ING Investment                                                                focuses on safety of      and U.S. government
Management Co.                                                                principal, liquidity and  securities risk.
                                                                              yield, in order of
                                                                              importance, to achieve
                                                                              this goal. May invest in
                                                                              U.S. Treasury and U.S.
                                                                              government agency
                                                                              securities, fully
                                                                              collateralized
                                                                              repurchase agreements;
                                                                              bank obligations,
                                                                              including certificates
                                                                              of deposit, time
                                                                              deposits, and bankers'
                                                                              acceptances; commercial
                                                                              paper; asset-backed
                                                                              securities; variable or
                                                                              floating rate
                                                                              securities, including
                                                                              variable rate demand
                                                                              obligations; debt
                                                                              securities with special
                                                                              features such as puts,
                                                                              or maturity extension
                                                                              arrangements; short-term
                                                                              corporate debt
                                                                              securities other than
                                                                              commercial paper; shares
                                                                              of other investment
                                                                              companies (not to exceed
                                                                              10%); credit-linked
                                                                              notes; reverse
                                                                              repurchase agreements;
                                                                              structured securities;
                                                                              and guaranteed
                                                                              investment contracts.

--------------------------------------------------------------------------------

   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


  INVESTMENT ADVISER /
     SUB-ADVISER              UNDERLYING FUND         INVESTMENT OBJECTIVE       MAIN INVESTMENTS              MAIN RISKS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING VP Index Plus         Seeks to outperform the   Invests at least 80% of   Convertible securities
ING Investments, LLC      International Equity      total return performance  its assets in stocks      risk, derivatives risk,
                          Portfolio                 of the Morgan Stanley     included in the MSCI      equity securities risk,
SUB-ADVISER:                                        Capital International     EAFE(R) Index             foreign investment risk,
ING Investment                                      Europe Australasia and    convertible securities    index strategy risk,
Management Advisors, B.V.                           Far East Index ("MSCI     that are convertible      manager risk, market and
                                                    EAFE(R) Index"), while    into stocks included in   company risk, market
                                                    maintaining a market      the MSCI EAFE(R) Index,   capitalization risk,
                                                    level of risk.            exchange-traded funds     market trends risk,
                                                                              ("ETFs"), and             other investment
                                                                              derivatives (including    companies, and
                                                                              futures and options)      securities lending risk.
                                                                              whose economic returns
                                                                              are similar to the MSCI
                                                                              EAFE(R) Index or its
                                                                              components. The
                                                                              Portfolio may also
                                                                              invest in securities
                                                                              that are convertible
                                                                              into common stocks
                                                                              included in the MSCI
                                                                              EAFE(R) Index. At any
                                                                              one time, the
                                                                              Sub-Adviser generally
                                                                              includes in the
                                                                              Portfolio between 300
                                                                              and 400 of the stocks
                                                                              included in the MSCI
                                                                              EAFE(R) Index. Although
                                                                              the Portfolio will not
                                                                              hold all the stocks in
                                                                              the MSCI EAFE(R) Index,
                                                                              the Sub-Adviser expects
                                                                              that there will be a
                                                                              close correlation
                                                                              between the performance
                                                                              of the Portfolio and
                                                                              that of the index in
                                                                              both rising and falling
                                                                              markets.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      LargeCap Portfolio        return performance of     in securities of large    manager risk, price
                                                    the Standard & Poor's     capitalization companies  volatility risk and
SUB-ADVISER:                                        500 Composite Stock       included in the S&P 400   securities lending risk.
ING Investment                                      Price Index ("S&P 500     Index and have a market
Management Co.                                      Index"), while            capitalization of at
                                                    maintaining a market      least $4 billion. May
                                                    level of risk.            invest in derivations.

INVESTMENT ADVISER:       ING VP Index Plus MidCap  Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      Portfolio                 return performance of     in securities of          manager risk
                                                    the Standard & Poor's     mid-capitalization        mid-capitalization
SUB-ADVISER:                                        MidCap 400 Index ("S&P    companies included in     company risk, price
ING Investment                                      400 Index"), while        the S&P 600 Index. May    volatility risk, and
Management Co.                                      maintaining a market      invest in derivatives.    securities lending risk.
                                                    level of risk.

INVESTMENT ADVISER:       ING VP Index Plus         Outperform the total      At least 80% of assets    Derivatives risk,
ING Investments, LLC      SmallCap Portfolio        return performance of     in securities of          manager risk, price
                                                    the Standard & Poor's     small-capitalization      volatility risk,
SUB-ADVISER:                                        SmallCap 600 Index ("S&P  companies included in     securities lending risk
ING Investment                                      600 Index"), while        the S&P 600 Index. May    and small-capitalization
Management Co.                                      maintaining a market      invest in derivatives.    company risk.
                                                    level of risk.

INVESTMENT ADVISER:       ING VP Intermediate       Maximize total return     Under normal conditions,  Credit risk, debt
ING Investments, LLC      Bond Portfolio            consistent with           invests at least 80% of   securities risk,
                                                    reasonable risk.          its assets in a           derivatives risk,
SUB-ADVISER:                                                                  portfolio of bonds        extension risk, foreign
ING Investment                                                                including corporate,      investing risk,
Management Co.                                                                government and mortgage   high-yield debt
                                                                              bonds, which, at the      securities risk,
                                                                              time of purchase, are     interest rate risk,
                                                                              rated investment grade.   mortgage-related
                                                                              May also invest in        securities risk,
                                                                              high-yield bonds ("junk   portfolio turnover risk,
                                                                              bonds") but will seek to  prepayment or call risk,
                                                                              maintain a minimum        price volatility risk,
                                                                              average quality rating    securities lending risk
                                                                              of investment grade. May  and U.S. government
                                                                              also invest in preferred  securities risk.
                                                                              stocks, high quality
                                                                              money market
                                                                              instruments, municipal
                                                                              bonds, debt securities
                                                                              of foreign issuers,
                                                                              mortgage- and
                                                                              asset-backed securities,
                                                                              options and future
                                                                              contracts involving
                                                                              securities, security
                                                                              indices and interest
                                                                              rates. May engage in
                                                                              dollar roll transactions
                                                                              and swap agreements.

--------------------------------------------------------------------------------
                            MORE INFORMATION ON RISKS
--------------------------------------------------------------------------------

Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, the ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed-income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those


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where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when ING Investments or an Underlying Fund's investment adviser or sub-adviser believes that adverse market, economic, political or other conditions may affect the MarketStyle Portfolios or Underlying Fund. Instead, the MarketStyle Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and


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devaluation may occur after investments in those currencies by an Underlying
Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less-liquid than U.S. investments.


HIGH-YIELD LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing instruments can be reinvested.

INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities


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at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be

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unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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                     MANAGEMENT AND OTHER SERVICE PROVIDERS
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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, ING Investments managed over $__ billion in assets. The Adviser's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed approximately $__ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.


Shiv Mehta has managed the Portfolios since their inception. He joined ING IM in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by ING IM.

The Statement of Additional Information ("SAI") provides additional information about the portfolio managers' compensation, other accounts managed by each portfolio manager and the portfolio managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver


                                       23
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               MANAGEMENT AND OTHER SERVICE PROVIDERS (CONTINUED)
--------------------------------------------------------------------------------


working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.


PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into Class I, Adviser Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the Class I shares are offered by this Prospectus.


HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The MarketStyle Portfolios' adviser or distributor, out of its own resources and without additional cost to the MarketStyle Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in one of the Portfolios. Additionally, if a Portfolio or an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The MarketStyle Portfolios, DSI, ING Investments and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as


                                       24
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                            INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------


a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract owners, variable life insurance policy owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and


                                       25
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                      INFORMATION FOR INVESTORS (CONTINUED)
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large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolios' website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.


                                       26
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                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------


When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


   - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

   -  Securities of an issuer that has entered into a restructuring;

   -  Securities whose trading has been halted or suspended;


   - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


   -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

                                       27
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                      INFORMATION FOR INVESTORS (CONTINUED)
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Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

Because the Class I shares of the MarketStyle Portfolios commenced operations on December 2, 2005 and therefore do not have a full calendar year of operations as of December 31, 2005 (the MarketStyle Portfolios' fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN MORE INFORMATION


A Statement of Additional Information, dated May 1, 2006, has been filed with the SEC, and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the MarketStyle Portfolios' performance during its last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual shareholder reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about the ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.



[ING LOGO]



05/01/06

                                                          SEC File No. 811-05629

ING INVESTORS TRUST

PROSPECTUS

MAY 1, 2006

ADVISER CLASS


THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT INVESTMENTS IN THE ING MARKETSTYLE PORTFOLIOS LISTED BELOW (EACH A "PORTFOLIO" AND COLLECTIVELY, THE "MARKETSTYLE PORTFOLIOS"). EACH PORTFOLIO SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING IN OTHER ING MUTUAL FUNDS ("UNDERLYING FUNDS") AND USES ASSET ALLOCATION STRATEGIES TO DETERMINE HOW MUCH TO INVEST IN THE UNDERLYING FUNDS.


CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DETERMINE WHICH PORTFOLIO MAY BE SUITED TO YOUR FINANCIAL NEEDS, INVESTMENT TIME HORIZON AND RISK COMFORT LEVEL. YOU SHOULD PERIODICALLY REVIEW THESE FACTORS TO DETERMINE IF YOU NEED TO CHANGE YOUR INVESTMENT STRATEGY.

ING MARKETSTYLE MODERATE PORTFOLIO
ING MARKETSTYLE MODERATE GROWTH PORTFOLIO
ING MARKETSTYLE GROWTH PORTFOLIO

NOT ALL MARKETSTYLE PORTFOLIOS MAY BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL PLANS

[ING LOGO]

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN THE ADVISER CLASS SHARES OF THE MARKETSTYLE PORTFOLIOS. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT:
IS NOT A BANK DEPOSIT; IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY; AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE MARKETSTYLE PORTFOLIOS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES.

AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU SHOULD READ THIS PROSPECTUS IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT BEFORE INVESTING OR SENDING ANY MONEY. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE. YOU SHOULD READ THE COMPLETE DESCRIPTION OF THE MARKETSTYLE PORTFOLIOS IN THIS PROSPECTUS AND BE AWARE THAT ANY TIME YOU INVEST, THERE IS A RISK OF LOSS OF MONEY.

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                                TABLE OF CONTENTS
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
                                                                        PAGE
INTRODUCTION
  ING Investors Trust                                                      2
  An Introduction to the MarketStyle                                       2
    Portfolios
  Classes of Shares                                                        2
  An Introduction to the Asset                                             2
    Allocation Process

DESCRIPTION OF THE PORTFOLIOS
  Portfolios at a Glance                                                   4
  ING MarketStyle Moderate Portfolio                                       5
  ING MarketStyle Moderate Growth
    Portfolio                                                              7
  ING MarketStyle Growth Portfolio                                         9

PORTFOLIO FEES AND EXPENSES
  Shareholder Transaction Expenses                                        11
  Examples                                                                13

MORE INFORMATION ON INVESTMENT
  STRATEGIES
  More on the Asset Allocation Process                                    14
  Investment Objectives, Main Investments
    and Risks of the Underlying Funds                                     14

DESCRIPTION OF THE INVESTMENT
  OBJECTIVES, MAIN INVESTMENTS AND
  RISKS OF THE UNDERLYING FUNDS                                           15

MORE INFORMATION ON RISKS
  Asset Allocation is no Guarantee Against
    Loss                                                                  17
  Performance of the Underlying Funds
    Will Vary                                                             17
  Temporary Defensive Positions                                           17
  Conflict of Interest                                                    17
  Risks Associated with an Investment in
    the Underlying Funds                                                  17

MANAGEMENT AND OTHER SERVICE
  PROVIDERS
  Management of the MarketStyle
    Portfolios                                                            23
  Information about Ibbotson Associates                                   23
  Portfolio Distribution                                                  24
  Additional Information Regarding
    Classes of Shares                                                     24
  Shareholder Service and Distribution
    Plan                                                                  24
  How ING Groep Compensates Entities
    Offering Our Portfolios as Investment
    Options in Their Insurance Products                                   24
  Administrative Services                                                 25

INFORMATION FOR INVESTORS                                                 25
  About Your Investment                                                   25
  Interests of the Holders of Variable
    Insurance Contracts and Policies and
    Qualified Retirement Plans                                            25
  Frequent Trading - Market Timing                                        26
  Portfolio Holdings Disclosure Policy                                    26
  Net Asset Value                                                         27
  Additional Information About the
    MarketStyle Portfolios                                                27
  Percentage and Rating Limitation                                        28
  A Word About Portfolio Diversity                                        28
  Taxes and Distributions                                                 28
  Reports to Shareholders                                                 28
  Financial Highlights                                                    29

WHERE TO GO TO OBTAIN MORE                                         Backcover
  INFORMATION

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                                  INTRODUCTION
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ING INVESTORS TRUST


Each Portfolio is a series of ING Investors Trust ("Trust"). The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions. The Trust offers other portfolios that are not offered in this Prospectus.

AN INTRODUCTION TO THE MARKETSTYLE PORTFOLIOS

The MarketStyle Portfolios are designed to meet the needs of investors who prefer a single diversified investment that has an investment objective that is consistent with their risk tolerance and the anticipated length of time until they will need access to their funds. Depending on the Portfolio you choose, your investment will be subject to varying degrees of potential investment risks and rewards.


The MarketStyle Portfolios invest primarily in a universe of Underlying Funds that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). Although an investor may achieve the same level of diversification by investing directly in a variety of the Underlying Funds, each Portfolio provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. For more information about the Underlying Funds, please see "More Information on Investment Strategies - Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] of this Prospectus.


Although each Portfolio is designed to serve as a diversified investment portfolio, no single mutual fund can provide an appropriate investment program for all investors. Because each Portfolio may invest in a combination of equity and/or fixed-income funds, an investor should not expect capital appreciation or current income levels comparable to funds for which either capital appreciation or current income is his or her sole objective. You should evaluate the MarketStyle Portfolios in the context of your personal financial situation, investment objectives and other investments.

Shares of the MarketStyle Portfolios may be offered to segregated asset accounts of insurance companies as investment options under a variable annuity contract and a variable life insurance policy ("Variable Contracts") and qualified retirement plans.


This Prospectus explains the investment objective, principal investment strategies and risks of each of the MarketStyle Portfolios. Reading the Prospectus will help you to decide whether a Portfolio is the right investment for you. You should keep this Prospectus for future reference.


CLASSES OF SHARES


Pursuant to a multiple class plan ("Plan"), each Portfolio offers four classes of shares. This Prospectus relates only to the Adviser Class ("ADV Class") shares. For more information about share classes, please refer to the section of this Propectus entitled "Additional Information Regarding the Classes of Shares."


AN INTRODUCTION TO THE ASSET ALLOCATION PROCESS


ING Investments, LLC ("ING Investments") is the investment adviser of each Portfolio and ING Investment Management Co. ("ING IM") is the sub-adviser of each Portfolio. ING Investments and ING IM are wholly-owned indirect subsidiaries of ING Groep, N.V., ("ING Groep") is one of the largest financial services companies in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

The MarketStyle Portfolios invest in a combination of Underlying Funds managed by Directed Services, Inc, ING Life Insurance and Annuity Company and ING Investments, each of which is an indirect subsidiary of ING Groep. Only insurance-dedicated funds offered in insurance wrapped products are used as Underlying Funds for purposes of tax efficiency.

The three Marketstyle Portfolios have varying investment objectives that are intended for investors with varying risk tolerances and time horizons. Each Portfolio seeks its objective through an asset allocation strategy that provides exposure to various asset classes. This approach is intended to attain a Portfolio's objective and provide the benefits of lower volatility through asset diversification. ING Investments and ING IM use a process to determine the target allocations for each Portfolio, as described below:

     1. ING IM determines the targeted allocations for each Portfolio's investment in various asset classes. In making this determination, ING IM employs its own proprietary modeling techniques. ING IM also

--------------------------------------------------------------------------------
                            INTRODUCTION (CONTINUED)
--------------------------------------------------------------------------------


          considers recommendations made by Ibbotson Associates ("Ibbotson"), an asset allocation consulting firm engaged by ING IM, and which provides research on asset classes and recommends asset allocation ranges for each of the Portfolios. It is currently intended that Ibbotson will be consulted on an annual basis for updated research and recommendations.

     2. ING IM determines the Underlying Funds in which a Portfolio invests to attain its target allocations. In choosing an Underlying Fund for an asset class, ING IM considers the degree to which the Underlying Fund's holdings or other characteristics correspond to the desired asset class, among other factors. ING IM may change the Underlying Funds in which a Portfolio invests at any time, and may add or drop Underlying Funds at any time, and may at any time determine to make tactical changes in a Portfolio's target asset allocations depending on market conditions. ING Investments supervises the determination of target allocations by the Sub-Adviser and the selection of Underlying Funds by ING IM.

The MarketStyle Portfolios will invest new assets and reinvested dividends based on the target allocations. Rebalancing will normally take place monthly, and inflows and outflows may be used to seek target allocations. These allocations, however, are targets and each Portfolio's allocations could change substantially as the Underlying Funds' asset values change due to market movements and portfolio management decisions. On an ongoing basis, the actual mix of assets and Underlying Funds for each Portfolio may deviate from target allocation percentages set out in this Prospectus. A Portfolio may be rebalanced more often, subject to any constraints on timing of rebalancing arising from the Portfolio's applicable frequent trading procedures.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE PORTFOLIOS
--------------------------------------------------------------------------------


MARKETSTYLE PORTFOLIOS AT A GLANCE

The following table summarizes the investment objective, main investments, asset allocation targets, and main risks of each Portfolio, and is intended to help you make comparisons among the MarketStyle Portfolios. As with all mutual funds, there can be no assurance that the MarketStyle Portfolios will achieve their investment objectives, and the actual allocation of their investment portfolios may deviate, within acceptable ranges, from the percentage allocations set out below. This table is only a summary. You should read the complete descriptions of each Portfolio's investment objective, principal investment strategies and risks, which begin on page 5.



                                                                               ING MARKETSTYLE
                                           ING MARKETSTYLE                     MODERATE GROWTH                ING MARKETSTYLE
                                          MODERATE PORTFOLIO                      PORTFOLIO                   GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER                            ING Investments, LLC              ING Investments, LLC               ING Investments, LLC

INVESTMENT PROFILE                 Your focus is on keeping pace     You want the opportunity for       You seek an investment
                                   with inflation. Income and        long-term moderate growth.         geared for growth and can
                                   capital appreciation desired.                                        tolerate market-swings.

  SHORTER INVESTMENT HORIZON < ---------------------------------------------------------------------- > LONGER INVESTMENT HORIZON

INVESTMENT OBJECTIVE               Growth of capital and             Growth of capital and a low to     Growth of capital and
                                   current income.                   moderate level of current          little or no current
                                                                     income.                            income.

MAIN INVESTMENTS                   A combination of                  A combination of Underlying        A combination of
                                   Underlying Funds                  Funds according to a formula       Underlying Funds according
                                   according to a formula            that over time should reflect an   to a formula that over
                                   that over time should             allocation of approximately 65%    time should reflect an
                                   reflect an allocation of          in equity securities and 35% in    allocation of
                                   approximately 50% in              fixed income securities.           approximately 80% in
                                   equity securities and                                                equity securities and 20%
                                   50% in fixed-income                                                  in fixed income
                                   securities.                                                          securities.

                                                                               ING MARKETSTYLE
                                          ING MARKETSTYLE                     MODERATE GROWTH                 ING MARKETSTYLE
                                         MODERATE PORTFOLIO                      PORTFOLIO                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

UNDERLYING ASSET ALLOCATION        U.S. Large-Capitalization         U.S. Large-Capitalization          U.S. Large-Capitalization
TARGETS (AS OF MAY 1, 2006)(1)      Stocks                    24%     Stocks                      30%    Stocks                  37%
                                   U.S. Mid-Capitalization
                                    Stocks                    7%     U.S. Mid-Capitalization            U.S. Mid-Capitalization
                                                                      Stocks                       9%    Stocks                  12%
                                   U.S. Small-Capitalization
                                    Stocks                    6%     U.S. Small-Capitalization          U.S. Small-Capitalization
                                                                      Stocks                       9%    Stocks                  11%

                                   Non-U.S./International            Non U.S./International             Non U.S./International
                                    Stocks                    13%     Stocks                      17%    Stocks                  20%

                                   Intermediate-Term Bonds    20%    Intermediate-Term Bonds      18%   Intermediate-Term Bonds  13%

                                   Short-Term Bonds           20%    Short-Term Bonds             12%   Short-Term Bonds          7%

                                   Cash                       10%    Cash                         5%    Cash                      0%

  LOWER RISK < ---------------------------------------------------------------------------------------------------- > HIGHER RISK

MAIN RISKS
THE MARKETSTYLE PORTFOLIOS ARE     Credit Risk, Derivatives          Credit Risk, Derivatives Risk,      Credit Risk, Derivatives
EXPOSED TO THE SAME RISKS AS THE   Risk, Foreign Investment          Foreign Investment Risk,            Risk, Foreign Investment
UNDERLYING FUNDS IN DIRECT         Risk, Inflation Risk,             Inflation Risk, Interest Rate       Risk, Inflation Risk,
PROPORTION TO THE ALLOCATION OF    Mortgage-Related                  Risk, Mortgage-Related              Interest Rate Risk,
ASSETS AMONG UNDERLYING FUNDS.     Securities Risk, Price            Securities Risk, Price              Mortgage-Related
AN INVESTOR MAY LOSE MONEY IN      Volatility Risk, and REIT         Volatility Risk, and REIT Risk.     Securities Risk, Price
EACH PORTFOLIO.                    Risk.                                                                 Volatility Risk, and REIT
                                                                                                         Risk.


(1) Although the MarketStyle Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 50% in equity securities and 50% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                    24%
                    U.S. Mid-Capitalization Stocks                       7%
                    U.S. Small-Capitalization Stocks                     6%
                    Non-U.S./International Stocks                       13%
                    Intermediate-Term Bonds                             20%
                    Short Term Bonds                                    20%
                    Cash                                                10%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and a low to moderate level of current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 65% in equity securities and 35% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                    30%
                    U.S. Mid-Capitalization Stocks                       9%
                    U.S. Small-Capitalization Stocks                     9%
                    Non-U.S./International Stocks                       17%
                    Intermediate-Term Bonds                             18%
                    Short-Term Bonds                                    12%
                    Cash                                                 5%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.

ING MARKETSTYLE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

Growth of capital and some current income. This investment objective is not fundamental and may be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests in a combination of Underlying Funds according to a formula that over time should reflect an allocation of approximately 80% in equity securities and 20% in fixed-income securities.

The Portfolio's current approximate target investment allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. The Portfolio's assets normally will be invested in accordance with its target investment allocations at times that the Portfolio is rebalanced. As these are target investment allocations, the actual allocations of the Portfolio's assets may deviate from the percentages shown.


                    U.S. Large-Capitalization Stocks                    37%
                    U.S. Mid-Capitalization Stocks                      12%
                    U.S. Small-Capitalization Stocks                    11%
                    Non-U.S./International Stocks                       20%
                    Intermediate-Term Bonds                             13%
                    Short-Term Bonds                                     7%
                    Cash                                                 0%



ING IM may change the Portfolio's asset allocations, investments in particular Underlying Funds (including any Underlying Funds organized in the future), target allocations or other investment policies without prior approval of shareholders as it determines necessary to pursue stated investment objectives.


The current group of Underlying Funds in which the Portfolio invests to attain the target allocations in equity securities are "index plus" funds. Generally, these funds seek to outperform a designated index of equity securities by investing in a portion of the securities included in the index. See "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds."


PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the Portfolio. There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in the Portfolio.

The share price of the Portfolio normally changes daily, based on changes in the value of the securities that the Portfolio holds. The principal investment strategies may not produce the intended results. The principal risks of investing in the Portfolio and the circumstances reasonably likely to cause the value of your investment in the Portfolio to decline are listed below.

                                   CREDIT RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                 INFLATION RISK
                               INTEREST RATE RISK
                        MORTGAGE-RELATED SECURITIES RISK
                              PRICE VOLATILITY RISK
                                    REIT RISK

--------------------------------------------------------------------------------
                    DESCRIPTION OF THE PORTFOLIOS (CONTINUED)
--------------------------------------------------------------------------------


There may be other risks that are not listed above that could cause the value of your investment in the Portfolio to decline, and that could prevent the Portfolio from achieving its stated objective. For additional information regarding the risks of investing in the Portfolio, please refer to the Statement of Additional Information.

If you would like additional information regarding the Portfolio's principal investment strategies and risks or the Underlying Funds' principal investment strategies and risks, please refer to "More Information on Investment Strategies" on page [ ], "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" on page [ ] and "More Information on Risks" on page [ ] of this Prospectus.

PERFORMANCE

The value of your shares in the Portfolio will fluctuate depending on the Portfolio's investment performance. Since the Portfolio commenced operations on August 15, 2005 and therefore does not have a full calendar year of performance as of December 31, 2005, annual performance information is not provided.

--------------------------------------------------------------------------------
                           PORTFOLIO FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables that follow show the estimated operating expenses you pay if you buy and hold ADV Class shares of a Portfolio. "Direct Annual Operating Expenses" shows the net operating expenses paid directly by each Portfolio. "Indirect Annual Operating Expenses" shows the net operating expenses of each Underlying Fund. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by the ADV Class shares of a Portfolio may vary from year to year.


Your Variable Contract is a contract between you and the issuing life insurance company or plan provider. The Trust and the MarketStyle Portfolios are not parties to your Variable Contract, but are merely investment options made available to you by your insurance company or plan provider under your Variable Contract. The fees and expenses of the MarketStyle Portfolios are not fixed or specified under the terms of your Variable Contract. The information in the tables below does not reflect any fees or expenses that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement or plan document for a description of additional charges that may apply.

SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) - The MarketStyle Portfolios do not impose any loads, commissions, fees or other charges upon the purchase or redemption of shares of the MarketStyle Portfolios.


                                ADV CLASS SHARES
                        DIRECT ANNUAL OPERATING EXPENSES
                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)(1)


                                             DISTRIBUTION                              TOTAL          WAIVERS,        TOTAL NET
                                 MANAGEMENT    (12b-1)       SHAREHOLDER    OTHER    OPERATING    REIMBURSEMENTS      OPERATING
PORTFOLIO                            FEE        FEE(2)       SERVICE FEE   EXPENSES   EXPENSES   AND RECOUPMENTS(3)    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate             0.08%      0.50%            0.25%          %          %                 %              %
ING MarketStyle Moderate Growth      0.08%      0.50%            0.25%          %          %                 %              %
ING MarketStyle Growth               0.08%      0.50%            0.25%          %          %                 %              %



(1) This table shows the estimated operating expenses of the the ADV Class shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year of operations as the MarketStyle Portfolios' ADV Class shares had not commenced operations and the MarketStyle Portfolios' Class S shares had not had a full year of operations as of December 31, 2005.


(2) Directed Services, Inc. has contractually agreed to waive 0.15% of the distribution fee for ADV Class shares of the MarketStyle Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.35%. Absent this waiver, the distribution fee is 0.50% of net assets. The expense waiver will continue through at least May 1, 2006. There is no guarantee this waiver will continue after that date.


(3) ING Investments, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the MarketStyle Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading "Waivers and Reimbursements." The expense limitation agreement will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                       INDIRECT ANNUAL OPERATING EXPENSES
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


In addition to the expenses of each Portfolio discussed above, shareholders in each Portfolio will indirectly bear the proportionate expenses of the Institutional Class shares of the Underlying Funds. Because we use a weighted average in calculating expenses attributable to a Portfolio, the amount of the expenses of Underlying Funds indirectly borne by a Portfolio will vary based on the Portfolio's allocation of assets to, and the annualized net operating expenses of, the particular Underlying Funds during the Portfolio's fiscal year. The following are the annual net expense ratios (as an annual percentage of average daily net assets) for each Underlying Fund as of December 31, 2005:



                                                              TOTAL ANNUAL
                                                               OPERATING    FEE WAIVER BY  NET OPERATING
           UNDERLYING FUNDS                                     EXPENSES       ADVISER       EXPENSES
--------------------------------------------------------------------------------------------------------
ING Limited Maturity Bond Portfolio                                 %             -                %
ING Liquid Assets Portfolio                                         %             -                %
ING VP Index Plus International Equity Portfolio(1)                 %             %                %
ING VP Index Plus LargeCap Portfolio                                %             -                %
ING VP Index Plus MidCap Portfolio                                  %             -                %
ING VP Index Plus SmallCap Portfolio                                %             -                %
ING VP Intermediate Bond Portfolio                                  %             -                %



(1) As the Underlying Portfolio commenced operations on July 29, 2005 and therefore did not have a full calendar year of operations as of December 31, 2004, the expense ratios are estimated for the current fiscal year.


                               NET EXPENSE RATIOS

               (INCLUDING DIRECT AND INDIRECT OPERATING EXPENSES)


The direct and indirect projected annual operating expense ratios of each Portfolio are estimated to be as follows:


                                                                                             WAIVERS,
                                                                                           REIMBURSEMENTS   NET OPERATING
         PORTFOLIO                                            TOTAL OPERATING EXPENSES    AND RECOUPMENTS      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                                  %                     %                %
ING MarketStyle Moderate Growth                                           %                     %                %
ING MarketStyle Growth                                                    %                     %                %



These expense ratios are estimates based on the target allocations among the Underlying Funds based on information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2005. The actual expense ratios may vary based on the expense ratio of, and the underlying allocation to, the Underlying Funds.

--------------------------------------------------------------------------------
                     PORTFOLIO FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE


The Example is intended to help you compare the cost of investing in ADV Class shares of each Portfolio, including the costs of the Underlying Funds, with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the ADV Class shares of each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5.00% return each year, that all dividends and distributions are reinvested, and that the ADV Class shares' direct and indirect operating expenses remain the same. The Example reflects the contractual fee waiver for the ADV Class shares of each Portfolio for the one-year period and for the first year of the three-, five-, and ten-year periods. The Example does not reflect expenses and charges which are, or may be, imposed by a Variable Contract that may use the Portfolios as its underlying investment medium. If such expenses were reflected, the expenses and charges indicated would be higher. Although your actual cost may be higher or lower, the Example shows what your costs would be based on these assumptions. Keep in mind that this is an estimate. Actual expenses and performance may vary.



PORTFOLIO                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
ING MarketStyle Moderate                                $          $
ING MarketStyle Moderate Growth                         $          $
ING MarketStyle Growth                                  $          $

--------------------------------------------------------------------------------
                    MORE INFORMATION ON INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

MORE ON THE ASSET ALLOCATION PROCESS


As described earlier in this Prospectus, each Portfolio pursues its investment objective by investing primarily in a combination of the Underlying Funds. Subject to the supervision of ING Investments, ING IM determines the asset allocation targets for a Portfolio, and may recommend ranges for investments in those Underlying Funds.

Periodically, based upon a variety of quantitative and qualitative factors, ING IM uses economic and statistical methods to determine the asset allocation targets and ranges for each Portfolio.


The factors considered include:

   (i) the investment objective of each Portfolio and each of the Underlying Funds;

   (ii)   economic and market forecasts;

   (iii)  proprietary and third-party reports and analyses;

   (iv) the risk/return characteristics, relative performance, and volatility of Underlying Funds; and

   (v)    the correlation and covariance among Underlying Funds.


As the net asset values of the shares of the Underlying Funds' change, a Portfolio's actual allocations will vary from the target allocations, although the percentages generally will remain within the specified ranges. If changes are made, those changes will be reflected in the Prospectus as it may be amended or supplemented from time to time. However, it may take some time to fully implement the changes. ING Investments may implement the changes over a reasonable period of time while seeking to minimize disruptive effects and added costs from changes to the MarketStyle Portfolios and the Underlying Funds.

ING Investments and ING IM intend to rebalance the Portfolios on a monthly basis to attain the target investment allocations on the date of the rebalancing. In addition, ING IM monitors variances from the targets. When a Portfolio receives new investment proceeds or redemption requests, depending on the Portfolio's current cash reserves, ING IM may determine to purchase additional shares or redeem shares of Underlying Funds to rebalance the Portfolio's holdings of Underlying Funds to bring them more closely in line with the Portfolio's target allocations. If ING Investments or ING IM believe it is in the best interests of a Portfolio and its shareholders, it may limit the degree of rebalancing or avoid rebalancing altogether, pending further analysis and more favorable market conditions.


INVESTMENT OBJECTIVES, MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS


Each Portfolio seeks to meet its investment objective by allocating its assets among the Underlying Funds. Because the MarketStyle Portfolios invest in the Underlying Funds, shareholders will be affected by the principal investment strategies of each Underlying Fund. Information is provided below on each Underlying Fund, including its investment objective, main investments, main risks, and investment adviser and sub-adviser. This information is intended to provide potential investors in the MarketStyle Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds. Please refer to the section entitled "More Information on Risks - Risks Associated with an Investment in the Underlying Funds" on page [ ] for an expanded discussion of the risks listed below for a particular Underlying Fund.


You should note that over time a Portfolio will alter its allocation of assets among the Underlying Funds, and may add or delete Underlying Funds that are considered for investment. Therefore, it is not possible to predict in which Underlying Funds a Portfolio will be invested at any one time. As a result, the degree to which a Portfolio may be subject to the risks of a particular Underlying Fund will depend on the extent to which a Portfolio has invested in the Underlying Fund.

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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

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
  INVESTMENT ADVISER /
      SUB-ADVISER           UNDERLYING FUND       INVESTMENT OBJECTIVE          MAIN INVESTMENTS            MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING Limited Maturity   Highest current income     Invests at least 80% of    Call risk, debt
Directed Services, Inc.  Bond Portfolio         consistent with low risk   its net assets in a        securities risk,
                                                to principal and           diversified portfolio of   derivatives risk,
SUB-ADVISER:                                    liquidity. As a secondary  bonds that are primarily   foreign investment
ING Investment                                  objective, seeks to        limited maturity debt      risk, income risk,
Management Co.                                  enhance its total return   securities. These short-   interest rate risk,
                                                through capital            to intermediate-term       manager risk, market
                                                appreciation when market   debt securities have       capitalization risk,
                                                factors indicate that      remaining maturities of    mid-capitalization
                                                capital appreciation may   seven years or less. The   company risk,
                                                be available without       dollar- weighted average   mortgage-related
                                                significant risk to        maturity of the Portfolio  securities risk,
                                                principal.                 will not exceed five       portfolio turnover
                                                                           years and in periods of    risk, prepayment or
                                                                           rising interest rates may  call risk, REIT risk,
                                                                           be shortened to one year   sector risk,
                                                                           or less. Under normal      securities lending
                                                                           conditions, the Portfolio  risk, small-
                                                                           maintains significant      capitalization company
                                                                           exposure to government     risk and U.S.
                                                                           securities. May invest in  government securities
                                                                           non-government securities  risk.
                                                                           issued by companies of
                                                                           all sizes only if rated
                                                                           Baa3 or better by Moody's
                                                                           or BBB- or better by S&P.
                                                                           Money market securities
                                                                           must be rated in the two
                                                                           highest rating categories
                                                                           by Moody's or S&P. May
                                                                           invest in preferred
                                                                           stock, U.S. government
                                                                           securities, securities of
                                                                           foreign governments and
                                                                           supranational
                                                                           organizations, mortgage-
                                                                           and asset-backed
                                                                           securities, mortgage
                                                                           bonds, municipal bonds,
                                                                           notes and commercial
                                                                           paper and debt securities
                                                                           of foreign issuers. May
                                                                           engage in dollar roll
                                                                           transactions and swap
                                                                           agreements. May use
                                                                           options and futures
                                                                           contracts.

INVESTMENT ADVISER:      ING Liquid Assets      High level of current      Strives to maintain a      Credit risk, income
Directed Services, Inc.  Portfolio              income consistent with     stable $1 per share net    risk, interest rate
                                                the preservation of        asset value and its        risk, manager risk,
SUB-ADVISER:                                    capital and liquidity.     investment strategy        securities lending
ING Investment                                                             focuses on safety of       risk and U.S.
Management Co.                                                             principal, liquidity and   government securities
                                                                           yield, in order of         risk.
                                                                           importance, to achieve
                                                                           this goal. May invest in
                                                                           U.S. Treasury and U.S.
                                                                           government agency
                                                                           securities, fully
                                                                           collateralized repurchase
                                                                           agreements; bank
                                                                           obligations, including
                                                                           certificates of deposit,
                                                                           time deposits, and
                                                                           bankers' acceptances;
                                                                           commercial paper;
                                                                           asset-backed securities;
                                                                           variable or floating rate
                                                                           securities, including
                                                                           variable rate demand
                                                                           obligations; debt
                                                                           securities with special
                                                                           features such as puts, or
                                                                           maturity extension
                                                                           arrangements; short-term
                                                                           corporate debt securities
                                                                           other than commercial
                                                                           paper; shares of other
                                                                           investment companies (not
                                                                           to exceed 10%);
                                                                           credit-linked notes;
                                                                           reverse repurchase
                                                                           agreements; structured
                                                                           securities; and
                                                                           guaranteed investment
                                                                           contracts.


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   DESCRIPTION OF THE INVESTMENT ADVISER, SUB-ADVISER, INVESTMENT OBJECTIVES,
         MAIN INVESTMENTS AND RISKS OF THE UNDERLYING FUNDS (CONTINUED)

--------------------------------------------------------------------------------


      ADVISER /
    SUB-ADVISER             UNDERLYING FUND        INVESTMENT OBJECTIVE         MAIN INVESTMENTS            MAIN RISKS
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:      ING VP Index Plus      Seeks to outperform the    Invests at least 80% of    Convertible securities
ING Investment, LLC      International Equity   total return performance   its assets in stocks       risk, derivatives
                         Portfolio              of the Morgan Stanley      included in the MSCI       risk, equity
SUB-ADVISER:                                    Capital International      EAFE(R) Index,             securities risk,
ING Investment                                  Europe Australasia and     exchange-traded funds      foreign investment
Management Advisors, B.V.                       Far East Index ("MSCI      ("ETFs"), and derivatives  risk, index strategy
                                                EAFE(R) Index"), while     (including futures and     risk, manager risk,
                                                maintaining a market       options) whose economic    market and company
                                                level of risk.             returns are similar to     risk, market
                                                                           the MSCI EAFE(R) Index or  capitalization risk,
                                                                           its components. The        market trends risk,
                                                                           Portfolio may also invest  other investment
                                                                           in securities that are     companies risk, and
                                                                           convertible into common    securities lending
                                                                           stocks included in the     risk.
                                                                           MSCI EAFE(R) Index. At
                                                                           any one time, the
                                                                           Sub-Adviser generally
                                                                           includes in the Portfolio
                                                                           between 300 and 400 of
                                                                           the stocks included in
                                                                           the MSCI EAFE(R) Index.
                                                                           Although the Portfolio
                                                                           will not hold all the
                                                                           stocks in the MSCI
                                                                           EAFE(R) Index, the
                                                                           Sub-Adviser expects that
                                                                           there will be a close
                                                                           correlation between the
                                                                           performance of the
                                                                           Portfolio and that of the
                                                                           index in both rising and
                                                                           falling markets.

INVESTMENT ADVISER:      ING VP Index Plus      Outperform the total       At least 80% of assets in  Derivatives risk,
ING Investments, LLC     LargeCap Portfolio     return performance of the  securities of large        manager risk, price
                                                Standard & Poor's 500      capitalization companies   volatility risk and
SUB-ADVISER:                                    Composite Stock Price      included in the S&P 500    securities lending
ING Investment                                  Index ("S&P 500 Index"),   Index and have a market    risk.
Management Co.                                  while maintaining a        capitalization of at
                                                market level of risk.      least $4 billion. May
                                                                           invest in derivatives.

INVESTMENT ADVISER:      ING VP Index Plus      Outperform the total       At least 80% of assets in  Derivatives risk,
ING Investments, LLC     MidCap Portfolio       return performance of the  equity securities of       manager risk
                                                Standard & Poor's MidCap   mid-capitalization         mid-capitalization
SUB-ADVISER:                                    400 Index ("S&P 400        companies included in the  company risk, price
ING Investment                                  Index"), while             S&P 400 Index. May invest  volatility risk, and
Management Co.                                  maintaining a market       in derivations.            securities lending
                                                level of risk.                                        risk.

INVESTMENT ADVISER:      ING VP Index Plus      Outperform the total       At least 80% of assets in  Derivatives risk,
ING Investments, LLC     SmallCap Portfolio     return performance of the  securities of              manager risk, price
                                                Standard & Poor's          small-capitalization       volatility risk,
SUB-ADVISER:                                    SmallCap 600 Index ("S&P   companies included in the  securities lending
ING Investment                                  600 Index"), while         S&P 600 Index. May invest  risk and
Management Co.                                  maintaining a market       in derivatives.            small-capitalization
                                                level of risk.                                        company risk.

INVESTMENT ADVISER:      ING VP Intermediate    Maximize total return      Under normal conditions,   Credit risk, debt
ING Investments, LLC     Bond Portfolio         consistent with            invests at least 80% of    securities risk,
                                                reasonable risk.           its assets in a portfolio  derivatives risk,
SUB-ADVISER:                                                               of bonds including         extension risk,
ING Investment                                                             corporate, government and  foreign investing
Management Co.                                                             mortgage bonds, which, at  risk, high-yield debt
                                                                           the time of purchase, are  securities risk,
                                                                           rated investment grade.    interest rate risk,
                                                                           May also invest in         mortgage-related
                                                                           high-yield bonds ("junk    securities risk,
                                                                           bonds") but will seek to   portfolio turnover
                                                                           maintain a minimum         risk, prepayment or
                                                                           average quality rating of  call risk, price
                                                                           investment grade. May      volatility risk,
                                                                           also invest in preferred   securities lending
                                                                           stocks, high quality       risk and U.S.
                                                                           money market instruments,  government securities
                                                                           municipal bonds, debt      risk.
                                                                           securities of foreign
                                                                           issuers, mortgage- and
                                                                           asset-backed securities,
                                                                           options and future
                                                                           contracts involving
                                                                           securities, security
                                                                           indices and interest
                                                                           rates. May engage in
                                                                           dollar roll transactions
                                                                           and swap agreements.


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                            MORE INFORMATION ON RISKS
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Risk is the chance that you will lose money on an investment, or that it will not earn as much as you expect. Every mutual fund has some degree of risk depending on what it invests in and what strategies it uses. Here are some of the key risks you should know about before investing in the MarketStyle
Portfolios:

ASSET ALLOCATION IS NO GUARANTEE AGAINST LOSS


Although asset allocation seeks to optimize returns given various levels of risk tolerance, you still may lose money and experience volatility. Market and asset class performance may differ in the future from the historical performance and the assumptions used to form the asset allocations for the MarketStyle Portfolios. Furthermore, ING Investments' or ING IM's allocation of a Portfolio's assets to certain asset classes and Underlying Funds may not anticipate market trends successfully. For example, weighting Underlying Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.


There is a risk that you could achieve better returns in an Underlying Fund or other mutual funds representing a single asset class than in a Portfolio.

PERFORMANCE OF THE UNDERLYING FUNDS WILL VARY


The performance of the MarketStyle Portfolios depends upon the performance of the Underlying Funds, which are affected by changes in the economy and financial markets. The value of a Portfolio changes as the asset values of the Underlying Funds it holds go up or down. The value of your shares will fluctuate and may be worth more or less than the original cost. The timing of your investment may also affect your individual performance.


TEMPORARY DEFENSIVE POSITIONS


A Portfolio or an Underlying Fund may depart from its principal investment strategies by temporarily investing for defensive purposes when ING Investments or ING IM with respect to the MarketStyle Portfolios or an investment adviser or sub-adviser of an Underlying Fund believes that adverse market, economic, political or other conditions may affect a Portfolio or Underlying Fund, respectively. Instead, the Portfolio or Underlying Fund may invest in securities believed to present less risk, such as cash items, government securities and short term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objective. A Portfolio's or Underlying Fund's defensive investment position may not be effective in protecting its value.


CONFLICT OF INTEREST


In making decisions on the allocation of the assets of the MarketStyle Portfolios among the Underlying Funds, ING Investments and ING IM are subject to several conflicts of interest because they serve as the investment adviser and sub-adviser to the MarketStyle Portfolios, and they or an affiliate serve as investment adviser and sub-adviser to the Underlying Funds. These conflicts could arise because some Underlying Funds pay advisory fees that are higher than others, and all of the Underlying Funds have a sub-adviser that is not affiliated with the Adviser. ING Investments subsidizes the expenses of some of the Underlying Funds, but does not subsidize others. Further, ING Investments and ING IM may believe that a redemption from an Underlying Fund will be harmful to that fund or to the adviser or an affiliate. Therefore, ING Investments and ING IM may have incentives to allocate and reallocate in a fashion that would advance their interests or the interests of an Underlying Fund rather than or in addition to a Portfolio.

Investors bear the risk that ING IM's allocation decisions may be affected by its conflicts of interest.


RISKS ASSOCIATED WITH AN INVESTMENT IN THE UNDERLYING FUNDS

Each Portfolio is also affected by other kinds of risks, depending on the types of securities held by or strategies used by the Underlying Funds, such as:


ALLOCATION RISK. An Underlying Fund may allocate its investments between equity and fixed-income securities, and among various segments of the equity and fixed-income markets, based upon judgments made by a sub-adviser. An Underlying Fund that uses a market, sector or asset allocation model could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting those


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where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.


BORROWING AND LEVERAGE RISK. An Underlying Fund may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of an Underlying Fund's shares and in the Underlying Fund's return. Borrowing will cost the Underlying Fund interest expense and other fees. The cost of borrowing may reduce the Underlying Fund's return.


CONVERTIBLE SECURITIES RISK. Certain Underlying Funds may invest in convertible securities. The value of convertible securities may fall when as interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. An underlying Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.


CREDIT RISK. An Underlying Fund could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or it goes bankrupt. The price of a security that an Underlying Fund holds may fall due to changing economic, political or market conditions or disappointing earnings results. High-yield/high-risk bonds are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are considered to be mostly speculative in nature.


DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Debt securities, such as bonds, involve credit risk. This is the risk that the borrower will not make timely payments of principal and interest or goes bankrupt. The degree of credit risk depends on the issuer's financial condition and on the terms of the bond. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

DEFENSIVE INVESTING RISK. The MarketStyle Portfolios or an Underlying Fund may depart from their principal investment strategies by temporarily investing for defensive purposes when the Portfolio's Adviser or an Underlying Fund's investment adviser or Sub-Adviser believes that adverse market, economic, political or other conditions may affect the Portfolios or Underlying Fund. Instead, the Portfolios or an Underlying Fund may invest in securities believed to present less risks, such as cash items, government securities and short-term paper. While a Portfolio or an Underlying Fund invests defensively, it may not be able to pursue its investment objectives. A Portfolio's or an Underlying Fund's defensive investment positions may not be effective in protecting its value.

DERIVATIVES RISK. Certain Underlying Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Underlying Fund from adverse movements in securities prices and interest rates or as an investment strategy to help attain the Underlying Fund's investment objective. An Underlying Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. An Underlying Fund's use of derivatives could reduce returns, may not be liquid and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of an Underlying Fund and may reduce returns for the Underlying Fund. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

EMERGING MARKETS RISK. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and


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devaluation may occur after investments in those currencies by an Underlying
Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

EQUITY SECURITIES RISK. The Underlying Funds may invest in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to a change in the marketplace.

EXTENSION RISK. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market Interest rate, increasing the security's duration and reducing the value of the security.


FOREIGN INVESTMENT RISK. Certain Underlying Funds may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling, and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent an Underlying Fund invests in American depositary receipts ("ADRs"), European depositary receipts ("EDRs"), and Global depositary receipts ("GDRs"), ADRs, EDRs and GDRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

HIGH-YIELD, LOWER-GRADE DEBT SECURITIES RISK. Certain Underlying Funds may invest in high yield, lower-grade debt securities. High-yield debt securities (commonly referred to as "junk bonds") generally present a greater credit risk that an issuer cannot make timely payment of interest or principal than an issuer of a higher quality debt security, and typically have greater potential price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the credit worthiness of the issuers may significantly affect the value of these bonds. High-yield bonds are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The secondary market in which high yield securities are traded may be less liquid than the market for higher-grade bonds. It may be more difficult to value less liquid high yield securities, and determination of their value may involve elements of judgment.

INCOME RISK. An Underlying Fund's income may fall due to falling interest rates. Income risk is generally the greatest for short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income and the rate at which income and maturing instruments can be reinvested.


INFLATION RISK. Inflation may result in higher prices for goods and services and thus erode the value of an Underlying Fund's investment returns.

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INTEREST RATE RISK. The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.


INVESTMENT BY FUNDS-OF-FUNDS. Each of the Underlying Funds' shares may be purchased by other investment companies, including the MarketStyle Portfolios. In some cases, the Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings by the MarketStyle Portfolios. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Adviser will monitor transactions by the MarketStyle Portfolios and will attempt to minimize any adverse effects on the Underlying Funds and the MarketStyle Portfolios as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act") or under the terms of an exemptive order granted by the SEC.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, borrowing for investment purposes, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives also may create leveraging risk. To mitigate leveraging risk, an Underlying Fund may segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio's securities.


MANAGER RISK. An Underlying Fund's sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no assurance that these will achieve the Underlying Fund's objective. An Underlying Fund's sub-adviser could do a poor job in executing an investment strategy. An Underlying Fund's sub-adviser may use investment techniques or invest in securities that are not part of an Underlying Fund's principal investment strategy. For example, if market conditions warrant, Underlying Funds that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, Underlying Funds that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Underlying Funds and cause them to miss investment opportunities. Individuals primarily responsible for managing the Underlying Fund may leave their firm or be replaced.


MARKET AND COMPANY RISK. The price of a security held by an Underlying Fund may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which an Underlying Fund invests may still trail returns from the overall stock market.

MARKET CAPITALIZATION RISK. Stocks fall into three broad market capitalization categories -- large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies, causing an Underlying Fund that invests in these companies to increase in value more rapidly than an Underlying Fund that invests in larger, fully-valued companies. Investing in medium- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time, the stock market may not favor growth-oriented securities. Rather, the market could favor value-oriented securities or may not favor equity securities


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at all. Accordingly, the performance of an Underlying Fund may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

MID-CAPITALIZATION COMPANY RISK. Investments in securities of mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-cap companies tend to be more volatile and less liquid than stocks of larger companies.

MORTGAGE-RELATED SECURITIES RISK. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an Underlying Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.


OTHER INVESTMENT COMPANIES RISK. Certain of the Underlying Funds may invest in other investment companies. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. To the extent permitted by the 1940 Act, an Underlying Fund may generally invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depository Receipts ("SPDRs"), Nasdaq-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs and HOLDRs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because the Underlying Fund may invest in other investment companies, you would pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Underlying Fund. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


PORTFOLIO TURNOVER RISK. Changes to the investments of an Underlying Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of an Underlying Fund will vary from year to year, as well as within a year.


PREPAYMENT OR CALL RISK. An Underlying Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Portfolio will be forced to reinvest this money at lower yields.


PRICE VOLATILITY RISK. The value of an Underlying Fund changes as the prices of its investments go up or down. Equity and debt securities face market, issuer, and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.


REAL ESTATE INVESTMENT TRUST ("REIT") RISK. Investment in REITs exposes an Underlying Fund to the risks similar to those associated with the direct ownership of real estate including terrorist attacks, war or other acts that destroy real property (in addition to securities market risks). Some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Underlying Fund could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also

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sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITS may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses.

SECTOR RISK. An Underlying Fund may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market, such as technology. To the extent an Underlying Fund's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Underlying Fund than it would on an Underlying Fund that has securities representing a broader range of investments.


SECURITIES LENDING RISK. An Underlying Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of instruments made with cash collateral. These events could trigger adverse tax consequences to the Underlying Fund. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Underlying Fund. When an Underlying Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Underlying Fund could incur losses in connection with the investment of such cash collateral.

SMALL-CAPITALIZATION COMPANY RISK. Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Underlying Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies. These companies are also likely to have more limited product lines, capital resources, management depth and their securities trade less frequently and in more limited volumes than securities of larger companies.


U.S. GOVERNMENT SECURITIES RISK. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association ("GNMA"). Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government securities would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

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MANAGEMENT OF THE MARKETSTYLE PORTFOLIOS


ADVISER. ING Investments serves as the investment adviser to each of the Portfolios. ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of December 31, 2005, the ING Investments managed over $___ billion in assets. ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments, subject to the supervision of the Board, acts as a "manager-of-managers" for the Trust. In this capacity, ING Investments oversees the Trust's day-to-day operations and oversees the investment activities of each Portfolio. For each Portfolio, ING Investments delegates to ING IM the responsibility for investment management, subject to ING Investments' oversight. ING Investments monitors the investment activities of ING IM. From time to time, ING Investments also recommends the appointment of additional or replacement sub-advisers to the Board. On May 24, 2002, the Trust and ING Investments received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as change the terms of a contract with a nonaffiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Trust will notify shareholders of any change in the identity of a sub-adviser of the Trust. In this event, the name of the Portfolio and its investment strategies may also change.

For its investment management services provided to each Portfolio, ING Investments receives a management fee equal to 0.08% of each Portfolio's average daily net assets.

For information regarding the basis for the Board's approval of investment advisory or sub-advisory relationships, please refer to the MarketStyle Portfolios' annual shareholder report dated December 31, 2005.

SUB-ADVISER. ING IM serves as sub-adviser to the MarketStyle Portfolios. ING IM is registered with the SEC as an investment adviser. ING IM began investment management in 1972 and serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. As of December 31, 2005, ING IM managed approximately $___ billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York, 10169.

ING IM has full investment discretion and ultimate authority to make all determinations with respect to the investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more MarketStyle Portfolios.


Shiv Mehta and Mary Ann Fernandez are primarily responsible for the day-to-day management of the Portfolios.

Shiv Mehta has managed the Portfolios since their inception. He joined ING in 2004 as head of the Sub-Adviser's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta joined ING from Credit Suisse Asset Management, where he served as managing director for investment product development. Prior to this role, he worked at JPMorgan in private banking and investment management capacities.

Mary Ann Fernandez, Portfolio Manager, has managed the Portfolios since their inception. Ms. Fernandez joined the Sub-Adviser in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist involved in the management and marketing of certain investment strategies managed by the Sub-Adviser.


The statement of additional information ("SAI") provides additional information about the Portfolio Managers' compensation, other accounts managed by each Portfolio Manager and the Portfolio Managers' ownership of securities in the Portfolios.

INFORMATION ABOUT IBBOTSON ASSOCIATES. Ibbotson Associates serves as a consultant to ING IM. Founded in 1977 by Professor Roger Ibbotson, Ibbotson is a leading authority on asset allocation and provides products and services to help investment professionals obtain, manage and retain assets. Ibbotson provides extensive training, client education materials, asset allocation investment management services and software to help clients enhance their ability to deliver working solutions to their clients. With offices in Chicago, New York and Japan, Ibbotson provides


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integrated investment knowledge, leading-edge technology, multi-conceptual education and a variety of sales presentation solutions.

PORTFOLIO DISTRIBUTION


Directed Services, Inc. ("DSI") is the principal underwriter and distributor of each Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. DSI is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

Each Portfolio's shares are classified into ADV Class, Institutional Class, Service Class and Service 2 Class shares. The four classes of shares of each Portfolio are identical except for different expenses, certain related rights and certain shareholder services. All classes of each Portfolio have a common investment objective and investment portfolio. Only the ADV Class shares are offered by this Prospectus.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN


The Trust has entered into a Shareholder Service and Distribution Plan ("Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan permits the MarketStyle Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms"). The annual distribution and service fees under the Plan may equal up to 0.75% of the average daily net assets of each Portfolio (a 0.25% shareholder service fee and a 0.50% distribution fee). DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current Plan) in the future. Over time, these fees will increase the cost of an investor's shares and may cost investors more than paying other types of sales charges.

HOW ING GROEP COMPENSATES ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to paying fees under the MarketStyle Portfolios' Plan, the Portfolios' adviser or distributor, out of its own resources and without additional cost to the Portfolios or their shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets of the MarketStyle Portfolios held by those companies. The MarketStyle Portfolios' adviser and distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the MarketStyle Portfolios. These payments may also provide incentive for insurance companies to make the MarketStyle Portfolios available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the MarketStyle Portfolios.

The distributing broker-dealer for the MarketStyle Portfolios is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15%-0.25%. This is computed as a percentage of the average aggregate amount invested in the MarketStyle Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the investment adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The investment adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when


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investing in one of the MarketStyle Portfolios. Additionally, if a Portfolio or
an Underlying Fund is not sub-advised or is sub-advised by an ING Groep entity, ING Groep may retain more revenue than on those Portfolios or Underlying Funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING Groep may receive additional compensation if the overall amount of investments in Portfolios advised by ING Groep meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the MarketStyle Portfolios may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Portfolios, DSI, ING Investment and ING IM are not a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.


Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

ADMINISTRATIVE SERVICES


ING Funds Services, LLC ("ING Funds Services"), an affiliate of ING Investments, provides the MarketStyle Portfolios with certain administrative services. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the MarketStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the MarketStyle Portfolios offer their shares. ING Funds Services is also responsible for ensuring that the MarketStyle Portfolios operate in compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the MarketStyle Portfolios.


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                            INFORMATION FOR INVESTORS
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ABOUT YOUR INVESTMENT


The MarketStyle Portfolios are available to serve as investment options under Variable Contracts issued by insurance companies or Qualified Plan that may or may not be part of the ING Groep group of companies. You do not buy, sell or exchange shares of the MarketStyle Portfolios. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract or plan sponsor in the case of a Qualified Plan is responsible for investing in the MarketStyle Portfolios according to the investment options you've chosen. You should consult the accompanying Variable Contract prospectus or Qualified Plan documents for additional information about how this works.


INTERESTS OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS


The MarketStyle Portfolios are available to serve as investment options offered through Variable Contracts and as an investment option to Qualified Plans. The MarketStyle Portfolio may also be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The MarketStyle Portfolios currently do not foresee any disadvantages to investors if a Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the MarketStyle Portfolios serve as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable contract owners and Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the MarketStyle Portfolios might be required to redeem the investment of one or more of its separate accounts from the MarketStyle Portfolios or a Qualified Plan might be required to redeem its investment, which might force the Portfolios to sell securities at disadvantageous prices. The MarketStyle Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the MarketStyle Portfolios to redeem those investments if the Plan loses (or in the opinion of ING Investments, is at risk of losing) its Qualified Plan status.


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FREQUENT TRADING - MARKET TIMING

The MarketStyle Portfolios are intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the MarketStyle Portfolios are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Each Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The MarketStyle Portfolios rely on the financial intermediary to monitor frequent, short-term trading within a Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The MarketStyle Portfolios seek assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.


The MarketStyle Portfolios believe that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interests of a Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the adviser or sub-adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Portfolio performance.


The Underlying Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that an Underlying Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Underlying Fund shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the MarketStyle Portfolios that are followed by the financial intermediaries that use the MarketStyle Portfolios and the monitoring by the MarketStyle Portfolios are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolios will occur. Moreover, decisions about allowing trades in the MarketStyle Portfolios may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interests of the MarketStyle Portfolios' shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY


A description of the MarketStyle Portfolios' policies and procedures with respect to the disclosure of the MarketStyle Portfolios' portfolio securities is available in the SAI. Each Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., each Portfolio will post the quarter ending June 30 holdings on August 1). Each Portfolio's portfolio holdings schedule will, at a minimum, remain available on the MarketStyle Portfolio's website until the Portfolios file a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolios' website is located at www.ingfunds.com.


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NET ASSET VALUE

The net asset value ("NAV") per share for each Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The MarketStyle Portfolios are open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share for each Portfolio is calculated by taking the value of a Portfolio's assets, subtracting that Portfolio's liabilities, and dividing by the number of shares that are outstanding.


The NAVs of the MarketStyle Portfolios are based upon the NAVs of the Underlying Funds. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by a Portfolio or Underlying Fund will generally be valued at the latest NAV reported by that company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when a Portfolio's or Underlying Fund's NAV is not calculated. As a result, the NAV of a Portfolio or an Underlying Fund (if an Underlying Fund holds foreign securities) may change on days when shareholders will not be able to purchase or redeem a Portfolio's or Underlying Fund's shares or when an investor will not be able to reallocate between investment companies.

When market quotations are not available or are deemed unreliable, the sub-adviser to an Underlying Fund will use a fair value for the security that is determined in accordance with procedures adopted by an Underlying Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:


     - Foreign securities, where a foreign security whose value at the close of the foreign market on which such security principally trades, likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;


     - Fixed-income securities that have gone into default and for which there are no current market value quotations; and


     -  Securities that are restricted as to transfer or resale.


Each sub-adviser to the Underlying Funds may rely on the recommendation of a fair value pricing service approved by an Underlying Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The investment adviser makes such determinations in good faith in accordance with procedures adopted by an Underlying Fund's board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which an Underlying Fund determine its NAV per share. Please refer to the prospectus for the Underlying Funds for an explanation of the circumstances under which each Underlying Fund will use fair value pricing and the effect of fair value pricing.


When an insurance company or Qualified Plan is buying shares of the MarketStyle Portfolios, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualifed Plan participant is received in proper form. When the MarketStyle Portfolios purchase shares of the Underlying Funds, they will pay the NAV of the Underlying Fund that is next calculated after the Fund receives the Portfolios' order in proper form.

ADDITIONAL INFORMATION ABOUT THE MARKETSTYLE PORTFOLIOS

The SAI is made a part of this Prospectus. It identifies investment restrictions and provides more detailed risk descriptions and other information that may be helpful to you in your decision to invest. You may obtain a copy

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

without charge by calling the Trust at 1-800-366-0066, or downloading it from the Securities and Exchange Commission's website at http://www.sec.gov.

PERCENTAGE AND RATING LIMITATION

Unless otherwise stated, the percentage limitations, ratings limitations on debt securities, or capitalization criteria on equity securities that are in this Prospectus and each Underlying Fund's prospectus apply at the time of purchase.

A WORD ABOUT PORTFOLIO DIVERSITY


Each Underlying Fund in this Prospectus, unless specifically noted under the Underlying Fund's principal investment strategy, is diversified, as defined in the 1940 Act. A diversified portfolio may not, as to 75% of its total assets, invest more than 5.00% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities).


TAXES AND DISTRIBUTIONS

Each Portfolio distributes its net investment income, if any, on its outstanding shares at least annually. Any net realized long-term capital gain for a Portfolio will be declared and paid at least once annually. Net realized short-term gain may be declared and paid more frequently. Dividends and distributions made by any Portfolio will automatically be reinvested in additional shares of that Portfolio, unless the investor (such as the separate account of an insurance company that issues a Variable Contract or a plan participant) makes an election to receive distributions in cash.

Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the MarketStyle Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of
Section 817(h) of the Code for Variable Contracts. Specifically, each Portfolio intends to diversify it investments either directly and/or through the Underlying Funds' investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the SAI for more information about the tax status of the MarketStyle Portfolios. You should consult the prospectus for the Variable Contracts or with your tax advisor for information regarding taxes applicable to the Variable Contracts.

REPORTS TO SHAREHOLDERS


The fiscal year of each Portfolio ends on December 31. Each Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by the Portfolios' registered public accounting firm will be sent to shareholders each year.

--------------------------------------------------------------------------------
                      INFORMATION FOR INVESTORS (CONTINUED)
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Because the ADV Class shares of the MarketStyle Portfolios had not commenced operations and the MarketStyle Portfolios' Class S shares do not have a full calendar year of operations as of December 31, 2005 (the Portfolios' fiscal year end) audited financial highlights are not available.

WHERE TO GO TO OBTAIN
MORE INFORMATION


A Statement of Additional Information dated May 1, 2006 has been filed with the SEC and is incorporated into this Prospectus by reference.

Additional information about the MarketStyle Portfolios' investments is available in the MarketStyle Portfolios' annual and semi-annual shareholder reports to shareholders. In the annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the the MarketStyle Portfolios' performance during their last fiscal year and the independent registered public accounting firm's report.

To obtain free copies of the MarketStyle Portfolios' annual and semi-annual Shareholder Reports and the MarketStyle Portfolios' SAI or to make inquiries about the MarketStyle Portfolios, please write to the Trust at 7337 E. Doubletree Ranch Road Scottsdale, Arizona or call (800) 366-0066, or visit our website at www.ingfunds.com.

Information about ING Investors Trust can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about ING Investors Trust are available on the EDGAR Database on the SEC's Internet Site at http://www.sec.gov. You may obtain copies of information for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street, N.E. Washington, D.C. 20549-0102.


[ING LOGO]


05/01/06


                                                          SEC File No. 811-05629

                               ING INVESTORS TRUST

                          7337 E. DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                  800-366-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006



ING AllianceBernstein Mid Cap Growth Portfolio                   ING Marsico International Opportunities Portfolio
ING Capital Guardian Small/Mid Cap Global Portfolio              ING Mercury Large Cap Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio                     ING Mercury Large Cap Value Portfolio (formerly, ING
                                                                   Mercury Focus Value Portfolio)
ING Eagle Asset Capital Appreciation Portfolio                   ING MFS Mid Cap Growth Portfolio
ING Equities Plus Portfolio                                      ING MFS Total Return Portfolio
ING Evergreen Health Sciences Portfolio                          ING MFS Utilities Portfolio
ING Evergreen Omega Portfolio                                    ING Oppenheimer Main Street Portfolio(R)
ING FMR(SM) Diversified Mid Cap Portfolio                        ING PIMCO Core Bond Portfolio
ING FMR(SM) Earnings Growth Portfolio                            ING PIMCO High Yield Portfolio
ING FMR(SM) Small Cap Equity Portfolio                           ING Pioneer Fund Portfolio
ING Franklin Income Portfolio                                    ING Pioneer Mid Cap Value Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio                                   ING Quantitative Small Cap Value Portfolio
                                                                 ING Salomon Brothers All Cap Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio*                      ING Stock Index Portfolio

ING International Portfolio                                      ING T. Rowe Price Capital Appreciation Portfolio
ING Janus Contrarian Portfolio                                   ING T. Rowe Price Equity Income Portfolio

ING JPMorgan Emerging Markets Equity Portfolio                   ING Templeton Global Growth Portfolio (formerly, ING Capital
                                                                   Guardian Managed Global Portfolio)
ING JPMorgan Small Cap Equity Portfolio                          ING UBS U.S. Allocation Portfolio
ING JPMorgan Value Opportunities Portfolio                       ING Van Kampen Equity Growth Portfolio
ING Julius Baer Foreign Portfolio                                ING Van Kampen Global Franchise Portfolio

ING Legg Mason Value Portfolio                                   ING Van Kampen Growth and Income Portfolio

ING Limited Maturity Bond Portfolio                              ING Van Kampen Real Estate Portfolio

ING Liquid Assets Portfolio                                      ING VP Index Plus International Equity Portfolio

ING Lord Abbett Affiliated Portfolio (formerly, ING              ING Wells Fargo Mid Cap Disciplined Portfolio (formerly, ING
   Salomon Brothers Investors Portfolio)                           Jennison Equity Opportunities Portfolio)
ING Marsico Growth Portfolio                                     ING Wells Fargo Small Cap Disciplined Portfolio



          INSTITUTIONAL CLASS, SERVICE CLASS AND SERVICE 2 CLASS SHARES

     This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Investors Trust ("Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios, dated May 1, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006, which have been filed with the U.S.

Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

     The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Equities Plus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Real Estate Portfolio and ING Quantitative Small Cap Value Portfolio) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Portfolios' Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number or address written above.

     Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract.

   * Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

                     THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS


INTRODUCTION                                                             1
HISTORY OF THE TRUST                                                     1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                      2
INVESTMENT RESTRICTIONS                                                 38
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                  38
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                              56
   NON-FUNDAMENTAL INVESTMENT POLICIES                                  64
MANANGEMENT OF THE TRUST                                                67
MANAGEMENT AGREEMENTS                                                   87
SUB-ADVISERS                                                            84
OTHER MANAGED ACCOUNTS                                                 105
PORTFOLIO MANAGER OWNERSHIP OF SECURITIES                              105
EXPENSE LIMITATION AGREEMENT                                           181
ADMINISTRATION                                                         182
   DISTRIBUTION OF TRUST SHARES                                        182
   DISTRIBUTION PLAN                                                   183
   SHAREHOLDER SERVICING AGREEMENT                                     184
   CODE OF ETHICS                                                      192
   DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES                  192
   PROXY VOTING PROCEDURES                                             194
PORTFOLIO TRANSACTIONS AND BROKERAGE                                   194
   PORTFOLIO TURNOVER                                                  205
   NET ASSET VALUE                                                     206
PERFORMANCE INFORMATION                                                207
TAXES                                                                  216
OTHER INFORMATION                                                      218
   CAPITALIZATION                                                      218
   VOTING RIGHTS                                                       219
   PURCHASE OF SHARES                                                  219
   REDEMPTION OF SHARES                                                219
   EXCHANGES                                                           220
   CUSTODIAN                                                           220
   TRANSFER AGENT                                                      220
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       220
   LEGAL COUNSEL                                                       220
   REGISTRATION STATEMENT                                              220
   FINANCIAL STATEMENTS                                                220
APPENDIX A: DESCRIPTION OF BOND RATINGS                                221
APPENDIX B:  PROXY VOTING PROCEDURES AND GUIDELINES                    223

INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectuses for the Institutional ("Class I"), Service ("Class S"), and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, Directed Services, LLC or ING Investments, LLC ("DSI," "ING Investments" or collectively the "Advisers") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers" ) reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.


                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of 54 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust currently has authorized ___ Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains to the following Portfolios:



ING AllianceBernstein  Mid Cap Growth Portfolio                  ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap
   ("Alliance Mid Cap Growth")                                   Growth")
ING Capital Guardian Small/Mid Cap Portfolio ("Capital           ING Mercury Large Cap Value Portfolio ("Mercury Large Cap
   Guardian Small/Mid Cap")                                         Value")
ING Capital Guardian U.S. Equities Portfolio ("Capital           ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap
   Guardian U.S. Equities")                                         Growth")
ING Eagle Asset Capital Appreciation Portfolio ("Eagle           ING MFS Total Return Portfolio ("MFS Total Return")
   Asset Capital Appreciation")
ING Equities Plus Portfolio ("Equities Plus")                    ING MFS Utilities Portfolio ("MFS Utilities")
ING Evergreen Health Sciences Portfolio ("Evergreen Health       ING Oppenheimer Main Street Portfolio(R)("Oppenheimer
   Sciences")                                                    Main Street")
ING Evergreen Omega Portfolio ("Evergreen Omega")
ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM)              ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")
   Diversified Mid Cap")
ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings         ING PIMCO High Yield Portfolio ("PIMCO High Yield")
   Growth")
ING FMR(SM) Small Cap Equity Portfolio ("FMR(SM) Small           ING Pioneer Fund Portfolio ("Pioneer Fund")
   Cap Equity")
ING Franklin Income Portfolio ("Franklin Income")                ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap
ING Global Real Estate Portfolio ("Global Real Estate")          Value")
ING Global Resources Portfolio ("Global Resources")              ING Quantitative Small Cap Value Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio ("Goldman             ING Salomon Brothers All Cap Portfolio ("Salomon
   Sachs Tollkeeper")                                            Brothers All Cap")
                                                                 ING Stock Index Portfolio ("Stock Index")
ING International Portfolio ("International")                    ING T. Rowe Price Capital Appreciation Portfolio ("T.
                                                                    Rowe Price Capital Appreciation")
ING Janus Contrarian Portfolio ("Janus Contrarian")              ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price
                                                                    Equity Income")
ING JPMorgan Emerging Markets Equity Portfolio                   ING Templeton Global Growth Portfolio ("Templeton Global
("JPMorgan Emerging Markets Equity")                                Growth")
ING JPMorgan Small Cap Equity Portfolio ("JPMorgan Small Cap     ING UBS U.S. Allocation Portfolio ("UBS U.S. Allocation")
   Equity")
ING JPMorgan Value Opportunities Portfolio ("JPMorgan Value      ING Van Kampen Equity Growth Portfolio ("Van Kampen
   Opportunities")                                                  Equity Growth")
ING Julius Baer Foreign Portfolio ("Julius Baer Foreign")        ING Van Kampen Global Franchise Portfolio ("Van Kampen
                                                                    Global Franchise")
ING Legg Mason Value Portfolio ("Legg Mason Value")              ING Van Kampen Growth and Income Portfolio ("Van


ING Limited Maturity Bond Portfolio ("Limited Maturity Bond")       Kampen Growth and Income")
                                                                 ING Van Kampen Real Estate Portfolio ("Van Kampen Real
ING Liquid Assets Portfolio ("Liquid Assets")                       Estate")
                                                                 ING VP Index Plus International Equity Portfolio ("VP
ING Lord Abbett Affiliated Portfolio ("Lord Abbett                  Index Plus International Equity")
   Affiliated")                                                  ING Wells Fargo Mid Cap Disciplined Portfolio ("Wells
                                                                    Fargo Mid Cap Disciplined")
ING Marsico Growth Portfolio ("Marsico Growth")                  ING Wells Fargo Small Cap Disciplined Portfolio ("Wells
                                                                    Fargo Small Cap Disciplined")
ING Marsico International Opportunities Portfolio ("Marsico
   International Opportunities")



     Stock Index Portfolio does not offer Service Class or Service 2 Class shares. Shares of the ING American Funds Growth Portfolio, ING American Funds International Portfolio, ING American Funds Growth-Income Portfolio, ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio are not offered through this SAI.

     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

     Each of Evergreen Health Sciences, Global Real Estate, Global Resources, Legg Mason Value, Janus Contrarian, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate are classified as "non-diversified" funds as such term is defined under the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios are classified as "diversified" funds within the meaning of that term under the 1940 Act. The
1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED-INCOME INVESTMENTS


U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

     International, Limited Maturity Bond, PIMCO Core Bond, and PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS

     International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM), PIMCO Core Bond, and PIMCO High Yield may invest may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

     Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES


     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectus or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser. Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser.


     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB- or Baa3, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal

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(on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Adviser.


HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES


     PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.


BRADY BONDS

     "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative.

                                        5
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Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:


        (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;


        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and


        (iii) in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


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SAVINGS ASSOCIATION OBLIGATIONS

     International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.




COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN"), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.


     Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.


MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

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     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.




     STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     FOREIGN-RELATED MORTGAGE SECURITIES


     Certain Portfolios (including International, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Janus Contrarian, JPMorgan Small Cap Equity, Julius Baer Foreign, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Salomon Brothers All Cap, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and UBS U.S. Allocation) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the

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United States. However, foreign mortgage markets may differ materially from the
U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.





AGENCY MORTGAGE SECURITIES

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate

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instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

     SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.


     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.


     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.


     A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

     ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS


     PIMCO Core Bond and PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.


     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     LOAN PARTICIPATIONS

     PIMCO Core Bond, PIMCO High Yield, Stock Index, and UBS U.S. Allocation may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES


     PIMCO Core Bond, PIMCO High Yield, and Stock Index may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond, PIMCO High Yield, and Stock Index may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.


ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

     Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") which are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit Portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

     Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective, including the Liquid Asset Portfolio. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

     Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

     In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.


     In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.


EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.


     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.


PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


     Certain Portfolios, including Oppenheimer Main Street, may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


WARRANTS


     Certain Portfolios, including JPMorgan Small Cap Equity, may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.


     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


DERIVATIVES


     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

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The Portfolio's transactions in derivative instruments may include:

        - the purchase and writing of options on securities (including index options) and options on foreign currencies;

        - the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

        - entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.


     The success of transactions in derivative instruments depends on the Sub-Adviser's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS




GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

     INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

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     OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

     A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

     STOCK INDEX FUTURES CONTRACTS

     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

        (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

              (a)  forego possible price appreciation,

              (b) create a situation in which the securities would be difficult to repurchase, or

              (c)  create substantial brokerage commissions;


        (2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or


        (3)   to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:


        (1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or


        (2)   to close out stock index futures sales transactions.

     Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.




     INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Global Resources) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. AIM Mid Cap Growth and Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.

     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

     GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

     LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly

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

will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to registration or regulation as a commodity pool operator under the CEA.

     In addition, UBS U.S. Allocation, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.




OPTIONS ON SECURITIES AND SECURITIES INDEXES

     PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out

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

a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

     WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     Except UBS U.S. Allocation Portfolio, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

     OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

     OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.


     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.


     GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.




RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.


     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.


     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

     CREDIT DEFAULT SWAPS

     Limited Maturity Bond, PIMCO Core Bond, PIMCO High Yield, and Stock Index Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

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     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest

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rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Marsico Growth, Marsico International Opportunities, and Legg Mason Value will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a

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specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS


     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.


FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

     Each Portfolio (except JPMorgan Emerging Markets Equity, Global Resources, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Global Resources may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

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     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

     Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and/or debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

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     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

     FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.


     None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able

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to effect a closing purchase transaction at any particular time. In addition, a
Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

CURRENCY MANAGEMENT


     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.


EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the

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issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.


     The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.


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     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS


     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.


OTHER INVESTMENT COMPANIES


     An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.


     T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds and Janus Contrarian may invest in shares of Janus' Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

     EXCHANGE-TRADED FUNDS ("ETFs")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

        STANDARD & POOR'S DEPOSITARY RECEIPTS


     Each of Eagle Asset Capital Appreciation, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, Stock Index,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Wells Fargo Mid Cap Disciplined, may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.


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        iSHARES MSCI INDEX SHARES


     AIM Mid Cap Growth, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, International, Janus Contrarian, JPMorgan Emerging Markets Equity, Goldman Sachs Tollkeeper(SM), Legg Mason Value, Marsico Growth, Marsico International Opportunities, and Wells Fargo Mid Cap Disciplined may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS"). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").


HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


INITIAL PUBLIC OFFERINGS ("IPOs")

     Marsico International Opportunities may, consistent with its investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

     There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.


SHORT SALES

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     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.


     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.




SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES


     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between a Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.


RESTRICTED SECURITIES


     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

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     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES


     For the purpose of realizing additional income, certain Portfolios such as, Janus Contrarian, Limited Maturity Bond, PIMCO High Yield and Stock Index, may make secured loans of portfolio securities. may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.


REAL ESTATE INVESTMENT TRUSTS ("REITs")

        REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

        -     possible declines in the value of real estate;

        -     adverse general or local economic conditions;

        -     possible lack of availability of mortgage funds;

        -     overbuilding;

        -     extended vacancies of properties;

        -     increases in competition, property taxes and operating expenses;

        -     changes in zoning or applicable tax law;

        - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

        -     casualty or condemnation losses;

        - uninsured damages from floods, earthquakes or other natural disasters;

        -     limitations on and variations in rents; and

        -     unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not

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diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.


     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security. It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.


UNSEASONED COMPANIES


     Certain Portfolios, including Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, JPMorgan Small Cap Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Templeton Global Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income and Wells Fargo Mid Cap Disciplined may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of

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numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.


SPECIAL SITUATIONS


     A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.


INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.

RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES

     Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER

     Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives. Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

SEGREGATION OF ASSETS

     As discussed above, when a Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its Custodian.

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Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Fund, Pioneer Mid Cap Value, and Stock Index Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:

The Portfolio may not:


1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or
     (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;


6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and


7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.


FOR CAPITAL GUARDIAN SMALL/MID CAP, EAGLE ASSET CAPITAL APPRECIATION, GLOBAL RESOURCES, LIMITED MATURITY BOND, LIQUID ASSETS, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, TEMPLETON GLOBAL GROWTH, VAN KAMPEN REAL ESTATE, VAN KAMPEN GROWTH AND INCOME, AND WELLS FARGO MID CAP DISCIPLINED:

A Portfolio may not:

1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Global Resources;

2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Global Resources;


3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;


4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

     a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

     b.   enter into repurchase agreements; and

     c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, and Liquid Assets, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and
     (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, and Liquid Assets, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the AIM Mid Cap Growth, Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Templeton Global Growth, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;


12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

     a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

     b. the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and


     c. this restriction shall not apply to Templeton Global Growth and Global Resources.

13. With respect to all Portfolios except the Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.


FOR CAPITAL GUARDIAN U.S. EQUITIES:




The Portfolio may not:

1. Issue senior securities, except to the extent that the borrowing of money in accordance with restriction (2) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

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FOR EQUITIES PLUS:

The Portfolio may not:

     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

     6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

     8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


FOR EVERGREEN HEALTH SCIENCES:




The Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

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3.   Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or
     (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.




FOR EVERGREEN OMEGA:




The Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. Concentrate its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies;
     (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if the Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.




FOR FMR(SM) DIVERSIFIED MID CAP, FMR(SM) Earnings Growth, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:


A Portfolio may not:


1. With respect to 75% of each Portfolio's (except Legg Mason Value, pending shareholder approval) total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


FOR FMR(SM) SMALL CAP EQUITY:

A Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

FOR FRANKLIN INCOME PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR GLOBAL REAL ESTATE PORTFOLIO

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

5. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     ING Global Real Estate Portfolio is a non-diversified fund. The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

     ING Global Real Estate Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Sub-Adviser.

     ING Global Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY, JULIUS BAER FOREIGN, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, AND VAN KAMPEN GLOBAL FRANCHISE:

A Portfolio may not:


1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:


The Portfolio may not:


1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this Statement of Additional Information;

7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

FOR JPMORGAN VALUE OPPORTUNITIES, MARSICO INTERNATIONAL OPPORTUNITIES, MFS UTILITIES, PIONEER FUND, AND PIONEER MID CAP VALUE:

A Portfolio may not:

1. With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7. Issue any senior security (as defined in the 1940 Act), except that (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2. Borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

6.   Act as underwriter of securities of other issuers;

7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

11.  Issue senior securities except as may be permitted by the 1940 Act.


FOR MARSICO GROWTH:

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The Portfolio may not:


1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.




FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE
BOND:


The Portfolio may not:


1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth;

2. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

4. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5. Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

7. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8. Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.



FOR PIMCO HIGH YIELD:

The Portfolio may not:


1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6. Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

8. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.


FOR ING QUANTITATIVE SMALL CAP VALUE PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

3. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

9. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR SALOMON BROTHERS ALL CAP:

The Portfolio may not:


1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

9. Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;

11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment adviser or distributor, or any of their officers or directors, as principals;


12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

13. Invest in interest in oil, gas or other mineral exploration or development programs, or

14.  Issue senior securities except as may be permitted by the 1940 Act.




FOR STOCK INDEX:




The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


FOR VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

As a matter of fundamental policy, the Portfolio:

1. Shall be a "diversified company" as that term is defined in the 1940 Act.

2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or
(iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities).

3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law.

6. May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

7. May not issue any senior security (as defined in the 1940 Act), except that
(i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8. May not purchase physical commodities or contracts relating to physical commodities.

FOR WELLS FARGO SMALL CAP DISCIPLINED:

The Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     For all the Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.


FOR CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME:


A Portfolio may not:


1. Make short sales of securities, except short sales against the box (this restriction shall not apply to the Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:


The Portfolio may not:

1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
     (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
     (c) above;

5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.   Invest in real estate limited partnerships;

7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

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8.   Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.   Make investments for the purpose of exercising control or management;

10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.  Acquire more than 10% of the voting securities of any issuer;

12. Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.


FOR TEMPLETON GLOBAL GROWTH:


The Portfolio may not:

1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.   Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8. Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.


FOR TEMPLETON GLOBAL GROWTH:


The Portfolio may not:

     Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.




FOR EAGLE ASSET CAPITAL APPRECIATION:


The Portfolio may not:


     Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE , AND UBS U.S. ALLOCATION:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).


4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.

FOR FMR(SM) EARNINGS GROWTH:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation);

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.

FOR GOLDMAN SACHS TOLLKEEPER(SM):

The Portfolio may not:

1.   Invest for the purpose of exercising control or management;

2.   Sell property or securities short, except short sales against the box; and

3. Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.


FOR INTERNATIONAL, JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, AND VAN KAMPEN GLOBAL FRANCHISE:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;


3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment restriction (3), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; and provided further that with respect to International, Julius Baer Foreign, JPMorgan Small Cap Equity, Van Kampen Equity Growth and, Van Kampen Global Franchise the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing;


4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;


5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and


6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:

1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:

            a.     such options are written by other persons, and

            b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;

4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:

1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.

FOR LIMITED MATURITY BOND:

1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and
     (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR LIQUID ASSETS:

1.   Investments will not be rated below the two highest ratings categories;

2. The Portfolio will invest 95% of the investments that, at the time of purchase, are rated in the highest short-term ratings category, or if unrated, determined to be of comparable quality;

3. With respect to 100% of total assets, the Portfolio will not invest more than (i) 5% of such assets in securities of any one issuer (except U.S. government securities), (ii) 10% of such assets subject to demand features or guarantees from a single institution (with respect to 75% of total assets), or (iii) purchase more than 10% of the outstanding voting securities of any one issuer;

4. The Portfolio will not invest in more than the greater of 1% of total assets or $1,000,000 in securities of any one issuer that are rated in the second highest ratings category (excluding U.S. Government securities);

5. The Portfolio will not invest in obligations issued or guaranteed by a foreign government (or its agencies or instrumentalities) or by supranational organization that is rated below A by S&P or Moody's;

6. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

7. Borrowing will not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, and (ii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

8. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI;

9.   Investments in fixed time deposits may not exceed 10% of net assets; and

10.  Investments in foreign bank obligations are limited to U.S.
     dollar-denominated obligations.

FOR MARSICO GROWTH:

     The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.

FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:

1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

4. The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

6. The Portfolio may not invest in companies for the purpose of exercising control of management.

FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET:

A Portfolio may not:

1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3. Make investments for the purpose of gaining control of a company's management.

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FOR MFS UTILITIES:

The Portfolio may not:

1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

     Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.




FOR PIMCO CORE BOND:

     The Portfolio may not:

1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

3. Make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


FOR LORD ABBETT AFFILIATED:


The Portfolio may not:


1. Invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated's net assets or if, as a result, more than 2% of Lord Abbett Affiliated's net assets would be invested in warrants that are not listed on AMEX or NYSE;

2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

3. Purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated's fundamental investment restriction number 10.


4. Invest more than 10% of the value of its total assets in illiquid securities.

FOR VAN KAMPEN REAL ESTATE:

The Portfolio may not:

1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.

5. Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

NON-FUNDAMENTAL INVESTMENT POLICIES

     The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:


     ALLIANCEBERNSTEIN MID CAP GROWTH


     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.

     CAPITAL GUARDIAN SMALL/MID CAP

     The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

     CAPITAL GUARDIAN U.S. EQUITIES


     Prior to July 1, 2005, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. Effective July 5, 2005, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.

     EAGLE ASSET CAPITAL APPRECIATION

     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.


     EVERGREEN HEALTH SCIENCES

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop, produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     FMR(SM) DIVERSIFIED MID CAP


     The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

     FMR(SM) SMALL CAP EQUITY PORTFOLIO

     The Sub-Adviser normally invest at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations


     GLOBAL RESOURCES

     The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.

     GOLDMAN SACHS TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     JANUS CONTRARIAN

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.




     JPMORGAN EMERGING MARKETS EQUITY

     The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

     JPMORGAN SMALL CAP EQUITY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     JULIUS BAER FOREIGN

     The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

     MERCURY LARGE CAP GROWTH

     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

     MFS MID CAP GROWTH


     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have above-average growth potential.


     MFS UTILITIES

     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIMCO CORE BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO HIGH YIELD

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


     PIONEER MID CAPVALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.




     STOCK INDEX

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its assets in equity securities of companies included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or equity securities of companies that are representative of the S&P 500 Index (including derivatives). If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

     WELLS FARGO MID CAP DISCIPLINED

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

     WELLS FARGO SMALL CAP DISCIPLINED

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies with small market capitalizations. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

                            MANANGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees ("Board") according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer,
J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James
M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr. Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin
R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


    Set forth in the table below is information about each Trustee of the Trust.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                               ING FUND
                                                TERM OF OFFICE                                 COMPLEX
                               POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S)-    OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           WITH THE TRUST  TIME SERVED (1)   DURING THE PAST 5 YEARS    TRUSTEE (2)(3)      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (4)              Trustee          January 2005 -- Executive Director, The Mark       [--]     None
7337 East Doubletree Ranch Rd.                  Present         Twain House & Museum (5)
Scottsdale, Arizona 85258                                       (September 1989 - Present)
Age: 52

J. MICHAEL EARLEY              Trustee          January 1997 -- President and Chief                [--]     None
7337 East Doubletree Ranch Rd.                  Present         Executive Officer, Bankers
Scottsdale, Arizona 85258                                       Trust Company, N.A. ( June
Age: 60                                                         1992 - Present).

R. BARBARA GITENSTEIN          Trustee          January 1997 -- President, College of New          [--]     None
7337 East Doubletree Ranch Rd.                  Present         Jersey (January 1999 -
Scottsdale, Arizona 85258                                       Present).
Age: 58

PATRICK W. KENNY (4)           Trustee          January 2005 -- President and Chief                [--]     Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.                  Present         Executive Officer,                          (November 2003 -
Scottsdale, Arizona 85258                                       International Insurance                     Present).
Age: 63                                                         Society (June 2001 -
                                                                Present); and Executive Vice
                                                                President, Frontier
                                                                Insurance Group, Inc.
                                                                (September 1998 - March
                                                                2001).

WALTER H. MAY                  Trustee          February 2002   Retired.                           [--]     BestPrep (September
7337 East Doubletree Ranch Rd.                  -- Present                                                  1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                    Chairman and     February 2002   Private Investor (June 1997        [--]     JDA Software Group,
7337 East Doubletree Ranch Rd. Trustee          -- Present      - Present). Formerly,                       Inc. (January 1999 -
Scottsdale, Arizona 85258                                       Director and Chief Executive                Present); Swift
Age: 60                                                         Officer, Rainbow Multimedia                 Transportation Co.
                                                                Group, Inc. (January 1999 -                 (March 2004 -
                                                                December 2001).                             Present).

DAVID W.C. PUTNAM              Trustee          February 2002   President and Director, F.L.       [--]     Progressive Capital
7337 East Doubletree Ranch Rd.                  -- Present      Putnam Securities Company,                  Accumulation Trust
Scottsdale, Arizona 85258                                       Inc. (June 1978 - Present).                 (August 1998 -
Age: 66                                                                                                     Present); Principal
                                                                                                            Equity Market Trust
                                                                                                            (November 1996 -
                                                                                                            Present); Mercy
                                                                                                            Endowment Foundation
                                                                                                            (September 1995 -
                                                                                                            Present); Asian American
                                                                                                            Bank and Trust Company
                                                                                                            (June 1992 - Present);
                                                                                                            and Notre Dame Health
                                                                                                            Care Center (July 1991 -
                                                                                                            Present).

ROGER B. VINCENT (6)           Trustee          January 1994 -- President, Springwell              [--]     AmeriGas Propane, Inc.
7337 East Doubletree Ranch Rd.                  Present         Corporation (March 1989 -                   (January 1998 -
Scottsdale, Arizona 85258                                       Present).                                   Present).
Age: 60

RICHARD A. WEDEMEYER           Trustee          February 2002   Retired. Formerly, Vice            [--]     Touchstone Consulting
7337 East Doubletree Ranch Rd.                  -- Present      President - Finance and                     Group (June 1997 -
                                                                Administration, The Channel                 Present); and Jim
                                                                Corporation (June 1996 -                    Henson Legacy (April

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                               ING FUND
                                                TERM OF OFFICE                                 COMPLEX
                               POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S)-    OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE           WITH THE TRUST  TIME SERVED (1)   DURING THE PAST 5 YEARS    TRUSTEE (2)(3)      HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale, Arizona 85258                                       - April 2002). Formerly,                    1994 - Present).
Age: 69                                                         Trustee, First Choice Funds
                                                                (February 1997 - 2001).

TRUSTEES WHO ARE "INTERESTED
  PERSONS"

THOMAS J. MCINERNEY (7) (8)    Trustee          February 2002 - Chief Executive Officer, ING      [--]      Equitable Life
7337 East Doubletree Ranch Rd.                  Present         U.S. Financial Services                     Insurance Co., Golden
Scottsdale, Arizona 85258                                       (January 2005 - Present);                   American Life Insurance
Age: 48                                                         General Manager and Chief                   Co., Life Insurance
                                                                Executive Officer, US                       Company of Georgia,
                                                                Financial Services (December                Midwestern United Life
                                                                2003 - December 2004); Chief                Insurance Co.,
                                                                Executive Officer, ING US                   ReliaStar Life
                                                                Financial Services                          Insurance Co., Security
                                                                (September 2001 - December                  Life of Denver,
                                                                2003); and General Manager                  Security Connecticut
                                                                and Chief Executive Officer,                Life Insurance Co.,
                                                                US Worksite Financial                       Southland Life
                                                                Services (December 2000 -                   Insurance Co., USG
                                                                September 2001).                            Annuity and Life
                                                                                                            Company, and United
                                                                                                            Life and Annuity
                                                                                                            Insurance Co. Inc;
                                                                                                            Ameribest Life
                                                                                                            Insurance Co.; First
                                                                                                            Columbine Life
                                                                                                            Insurance Co.; and
                                                                                                            Metro Atlanta Chamber
                                                                                                            of Commerce (January
                                                                                                            2003 - Present).

JOHN G. TURNER (7)             Trustee          February 2002 - Retired. Formerly, Vice           [--]      Hormel Foods
7337 East Doubletree Ranch Rd.                  Present         Chairman of ING Americas                    Corporation (March 2000
Scottsdale, Arizona 85258                                       (September 2000 - January                   - Present); ShopKo
Age: 65                                                         2002); Chairman and Chief                   Stores, Inc. (August
                                                                Executive Officer of                        1999 - Present); and
                                                                ReliaStar Financial Corp.                   Conseco, Inc..
                                                                and ReliaStar Life Insurance                (September 2003 -
                                                                Company (July 1993 -                        Present).
                                                                September 2000); Director of
                                                                ReliaStar Life Insurance
                                                                Company of New York (April
                                                                1975 - December 2001);
                                                                Director of Northern Life
                                                                Insurance Company (March
                                                                1985 - April 2000); Chairman
                                                                and Trustee of the Northstar
                                                                affiliated investment
                                                                companies (May 1993 -
                                                                December 2001).


     (1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


     (2) As of December 31, 2005.

     (3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust and ING Partners Inc.

     (4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

     (5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

     (6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser, DSI.

     (7) Mr. McInerney is also a director of the following investment companies:
     ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

     Information about the Trust's officers is set forth in the table below:


                                                                  TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief Executive  March 2003 - Present       President and Chief Executive Officer,
7337 East Doubletree Ranch Rd.  Officer                                                   ING Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Senior Executive
Age: 57                                                                                   Vice President and Chief Operating
                                                                                          Officer, ING Investments, LLC(2) (April
                                                                                          1995 - December 2000); and Executive
                                                                                          Vice President, ING Investments, LLC(2)
                                                                                          (May 1998 - June 2000).

STANLEY D. VYNER                Executive Vice President       February 2003 - Present    Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(2) (July 2000 -
Scottsdale, Arizona 85258                                                                 Present) and Chief Investment Risk
Age: 55                                                                                   Officer (January 2003 - Present).
                                                                                          Formerly, Chief Investment Officer of
                                                                                          the International Portfolios, ING
                                                                                          Investments, LLC(2) (August 2000 -
                                                                                          January 2003); and Chief Executive
                                                                                          Officer, ING Investments, LLC(2) (August
                                                                                          1996 - August 2000).

MICHAEL J. ROLAND               Executive Vice President       March 2003 - Present       Executive Vice President (December 2001
7337 East Doubletree Ranch Rd.                                                            - Present) and Chief Compliance Officer,
Scottsdale, Arizona 85258                                                                 (October 2004 - Present), ING
Age: 47                                                                                   Investments, LLC(2). Formerly, Chief
                                                                                          Financial Officer and Treasurer, ING
                                                                                          Investments, LLC(2), (December 2001 -
                                                                                          March 2005); and Senior Vice President,
                                                                                          ING Investments, LLC(2) (June 1998 -
                                                                                          December 2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer       November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                            Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                      Formerly, Vice President, Chief Legal
Age: 51                                                                                   Counsel, Chief Compliance Officer and
                                                                                          Secretary of Atlas Securities, Inc.,
                                                                                          Atlas Advisers, Inc. and Atlas Funds
                                                                                          (October 2001 - October 2004); and Chief
                                                                                          Operating Officer and General Counsel of
                                                                                          Matthews International Capital
                                                                                          Management LLC and Vice President and
                                                                                          Secretary of Matthews International
                                                                                          Funds (August 1999 - May 2001).

TODD MODIC                      Senior Vice President,         March 2005- Present        Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                 Services (3) (April 2005 - Present).
Scottsdale, Arizona 85258       Officer & Assistant Secretary                             Formerly, Vice President, ING Fund
Age: 38                                                                                   Services, LLC(4) (September 2002 - March
                                                                                          2005). Director of Financial Reporting,
                                                                                          ING Investments, LLC(2) (March 2001 -
                                                                                          September 2002); and Director of
                                                                                          Financial Reporting, Axient
                                                                                          Communications, Inc. (May 2000 - January
                                                                                          2001).

ROBERT S. NAKA                  Senior Vice President          January 2003 - Present     Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                            Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                 (October 2001 - Present). Formerly,
Age: 42                                                                                   Senior Vice President, ING Funds
                                                                                          Services, LLC(3) (August 1999 - October
                                                                                          2001).

KIMBERLY A. ANDERSON            Senior Vice President          November 2003 - Present    Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                            LLC(2) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Vice President and Assistant Secretary,
                                                                                          ING Investments, LLC(2) (October 2001 -
                                                                                          October 2003); and Assistant

                                                                  TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Age: 41                                                                                   Vice President, ING Funds Services, LLC(3)
                                                                                          (November 1999 - January 2001).

MARY BEA WILKINSON              Vice President                 March 2003 - Present       Head of Strategic Relationships, ING
7337 East Doubletree Ranch Rd.                                                            U.S. Financial Services (2003 -
Scottsdale, Arizona 85258                                                                 Present); Formerly, Senior Vice
Age: 49                                                                                   President, ING Outside Funds Group (2000
                                                                                          - 2002); and Senior Vice President and
                                                                                          Chief Financial Officer, First Golden
                                                                                          American Life Insurance Company of New
                                                                                          York (1997 - 2000).

ROBYN L. ICHILOV                Vice President and Treasurer   March 2003 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(3) (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                 Investments, LLC(2) (August 1997 -
Age: 38                                                                                   Present).

LAUREN D. BENSINGER             Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                                 (July 1995 - Present); and Vice
Age: 52                                                                                   President, ING Investments, LLC(2)
                                                                                          (February 1996 - Present). Formerly,
                                                                                          Chief Compliance Officer, ING
                                                                                          Investments, LLC(2) (October 2001 -
                                                                                          October 2004).

MARIA M. ANDERSON               Vice President                 September 2004 - Present   Vice President, ING Funds Services, LLC
7337 East Doubletree Ranch Rd.                                                            (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Assistant Vice President, ING Funds
Age: 47                                                                                   Services, LLC(3) (October 2001 -
                                                                                          September 2004); and Manager of Fund
                                                                                          Accounting and Fund Compliance, ING
                                                                                          Investments, LLC(2) (September 1999 -
                                                                                          October 2001).

MARY A. GASTON                  Vice President                 March 2005 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(3) (April 2005 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Assistant Vice President, Financial
Age: 40                                                                                   Reporting, ING Investments, LLC(2)
                                                                                          (April 2004 - April 2005); Manager,
                                                                                          Financial Reporting, ING Investments,
                                                                                          LLC(2) (August 2002 - April 2004);
                                                                                          Controller, Z Seven Fund, Inc. and
                                                                                          Ziskin Asset Management, Inc. (January
                                                                                          2000 - March 2002).

HUEY P. FALGOUT, JR.            Secretary                      August 2003 - Present      Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Counsel, ING Americas, U.S.
Age: 42                                                                                   Legal Services (November 2002 -
                                                                                          September 2003); and Associate General
                                                                                          Counsel of AIG American General (January
                                                                                          1999 - November 2002).

SUSAN P. KINENS                 Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (December 2002 -
Scottsdale, Arizona 85258                                                                 Present); and has held various other
Age: 29                                                                                   positions with ING Funds Services,
                                                                                          LLC(3) for more than the last five
                                                                                          years.

KIMBERLY K. PALMER              Assistant Vice President       September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (August 2004 -
Scottsdale, AZ 85258                                                                      Present). Formerly, Manager,
Age: 48                                                                                   Registration Statements, ING Funds
                                                                                          Services, LLC(3) (May 2003 - August
                                                                                          2004); Associate Partner, AMVESCAP PLC
                                                                                          (October 2000 - May 2003); and Director
                                                                                          of Federal Filings and Blue Sky Filings,
                                                                                          INVESCO Funds Group, Inc. (March

                                                                  TERM OF OFFICE AND      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)  DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1994 - May 2003).

THERESA K. KELETY               Assistant Secretary            August 2003 - Present      Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Senior Associate with Shearman
Age: 43                                                                                   & Sterling (February 2000 - April 2003).

ROBIN R. NESBITT                Assistant Secretary            September 2004 - Present   Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC (3) (August 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Senior Legal
Age: 31                                                                                   Analyst, ING Funds Services, LLC (3)
                                                                                          (August 2002 - August 2003); Associate,
                                                                                          PricewaterhouseCoopers (January 2001 -
                                                                                          August 2001); and Paralegal, McManis,
                                                                                          Faulkner & Morgan (May 2000 - December
                                                                                          2000).


     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.


     (2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

     (3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

     (4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.


SHARE OWNERSHIP POLICY


     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


     Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

 TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


     For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:

                                                                                                                    AGGREGATE DOLLAR
                                                                                                                     RANGE OF EQUITY
                                                                                                                      SECURITIES IN
                                                                                                                     ALL REGISTERED
                              DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF DECEMBER 31, 2005              INVESTMENT
                      ---------------------------------------------------------------------------------------------    COMPANIES
                         ING                                               ING T.    ING T.   ING VAN                  OVERSEEN BY
                       CAPITAL  ING JANUS     ING      ING     ING MFS  ROWE PRICE ROWE PRICE  KAMPEN                  TRUSTEE IN
                      GUARDIAN   SPECIAL    LIQUID   MARSICO   MID CAP    CAPITAL    EQUITY   GROWTH &   ING VAN       FAMILY OF
                      SMALL CAP  EQUITY     ASSETS   GROWTH    GROWTH     APPREC.    INCOME    INCOME   KAMPEN REAL    INVESTMENT
NAME OF TRUSTEE       PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO   ESTATE       COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
John V. Boyer
J. Michael Earley
R. Barbara Gitenstein
Patrick W. Kenny
Walter H. May
Jock Patton
David W.C. Putnam
Roger B. Vincent
Richard A. Wedemeyer
                                                      TRUSTEES WHO ARE "INTERESTED PERSONS"
Thomas J. McInerney
John G. Turner

BOARD

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.


BOARD COMMITTEES



     EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs, Turner, May, McInerney and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held [--] meetings during the fiscal year ended December 31, 2005.

     AUDIT COMMITTEE. The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs, Kenny, Putnam, Earley, and Vincent. Mr. Earley serves as Chairperson of the Committee. . The Audit Committee held [--] meetings during the fiscal year ended December 31, 2005.

     VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the Trust's brokerage and Adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Messrs, Patton, May, Boyer, Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held [--] meetings during the fiscal year ended December 31, 2005.

     NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.


     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


     The Nominating and Governance Committee consists of five (5) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs, May, Wedemeyer, Kenny and Dr. Gitenstein.
Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held [--] meetings during the fiscal year ended
December 31, 2005 The.

     INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs, Earley,. Putnam, Kenny, Turner, and Vincent. Mr. Vincent serves as the Chairperson of the domestic equity funds' Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held ___ meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international equity and fixed income funds currently consists of seven (7) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review
Committee: Messrs, Boyer, May, McInerney, Patton, Wedemeyer and Dr. Gitenstein. Mr. Wedemeyer serves as Chairmperson of the international and fixed-income funds' Investment Review Committee. The Investment Review Committee (international and fixed income funds) held [--] meetings during the fiscal year ended December 31, 2005.

     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs, Boyer, Earley, and Patton. Mr. Boyer serves as the Chairperson of the Committee. The Compliance Committee held [--] meeting during the fiscal year ended December 31, 2005.

     CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Contracts Committee: Messrs, Boyer, May, Patton, Vincent, and Wedemeyer. Mr. Vincent serves as the Chairperson of the Committee. The Contracts Committee held [--] meetings during the fiscal year ended December 31, 2005.


COMPENSATION OF TRUSTEES


     Each Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000, and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500 which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

Adviser or its affiliates, ING Investments, LLC and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

     The following table sets forth information provided by DSI, the Portfolio's adviser, regarding compensation of Trustees by each Portfolio (except
Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real
Estate, Quantitative Small Cap Value, VP Index Plus International Equity, and Wells Fargo Small Cap Disciplined Portfolios) and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2005. For Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, Quantitative Small Cap Value, VP Index Plus International Equity, and Wells Fargo Small Cap Disciplined Portfolios the following table sets forth information provided by DSI regarding estimated future compensation of Trustees by the Portfolio and other portfolios managed by DSI and its affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by DSI or its affiliates.

COMPENSATION TABLE

The following table describes the compensation received by the Trustees for the calendar year ended December 31, 2005.

                                                     CAPITAL
                                                     GUARDIAN   CAPITAL    EAGLE
                                  ALLIANCEBERNSTEIN    U.S.    SMALL/MID   ASSET             EVERGREEN               FMR(SM)
                                       MID CAP       EQUITIES  SMALL/MID  CAPITAL  EQUITIES    HEALTH   EVERGREEN  DIVERSIFIED
                                      GROWTH           (1)      CAP (1)     APP.     PLUS     SCIENCES    OMEGA      MID CAP
------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER TRUSTEE (2)              $                $         $         $        $          $          $           $

THOMAS J. MCINERNEY TRUSTEE(2)          $                $         $         $        $          $          $           $

JOHN V. BOYER, TRUSTEE (3)              $                $         $         $        $          $          $           $

J. MICHAEL EARLEY TRUSTEE               $                $         $         $        $          $          $           $

PATRICK W. KENNY TRUSTEE (3)            $                $         $         $        $          $          $           $

R. BARBARA GITENSTEIN, TRUSTEE          $                $         $         $        $          $          $           $

ROGER B. VINCENT, TRUSTEE (3)           $                $         $         $        $          $          $           $

WALTER H. MAY TRUSTEE                   $                $         $         $        $          $          $           $

RICHARD A. WEDEMEYER, TRUSTEE           $                $         $         $        $          $          $           $

JOCK PATTON, TRUSTEE                    $                $         $         $        $          $          $           $

DAVID W.C. PUTNAM TRUSTEE               $                $         $         $        $          $          $           $

                                    FMR(SM)      FMR(SM)                          GLOBAL     GOLDMAN
                                   EARNINGS    SMALL CAP  FRANKLIN    GLOBAL     RESOURCES     SACHS
                                  GROWTH (4)     EQUITY    INCOME   REAL ESTATE      $       TOLLKEEPER   INT'L
--------------------------------------------------------------------------------------------------------------
JOHN G. TURNER TRUSTEE (2)             $           $        $            $          $          $          $

THOMAS J. MCINERNEY TRUSTEE (2)        $           $        $            $          $          $          $

JOHN V. BOYER, TRUSTEE                 $           $        $            $          $          $          $

J. MICHAEL EARLEY TRUSTEE              $           $        $            $          $          $          $

PATRICK W. KENNY TRUSTEE               $           $        $            $          $          $          $

R. BARBARA GITENSTEIN TRUSTEE          $           $        $            $          $          $          $

ROGER B. VINCENT TRUSTEE(5)            $           $        $            $          $          $          $

WALTER H. MAY TRUSTEE                  $           $        $            $          $          $          $

RICHARD A. WEDEMEYER TRUSTEE           $           $        $            $          $          $          $

JOCK PATTON TRUSTEE                    $           $        $            $          $          $          $

DAVID W.C. PUTNAM TRUSTEE              $           $        $            $          $          $          $

                                               JPMORGAN
                                                 EMERG.    JPMORGAN
                                    JANUS       MARKETS     SMALL CAP     JPMORGAN      JULIUS BAER   LEGG MASON
                                  CONTRARIAN    EQUITY       EQUITY     VALUE OPP.(4)     FOREIGN       VALUE
----------------------------------------------------------------------------------------------------------------
JOHN G. TURNER TRUSTEE (2)             $           $            $           $               $             $

THOMAS J. MCINERNEY TRUSTEE (2)        $           $            $           $               $             $

JOHN V. BOYER, TRUSTEE                 $           $            $           $               $             $

J. MICHAEL EARLEY TRUSTEE              $           $            $           $               $             $

PATRICK W. KENNY TRUSTEE               $           $            $           $               $             $

R. BARBARA GITENSTEIN TRUSTEE          $           $            $           $               $             $

ROGER B. VINCENT TRUSTEE(5)            $           $            $           $               $             $

WALTER H. MAY TRUSTEE                  $           $            $           $               $             $

RICHARD A. WEDEMEYER TRUSTEE           $           $            $           $               $             $

JOCK PATTON TRUSTEE                    $           $            $           $               $             $

DAVID W.C. PUTNAM TRUSTEE              $           $            $           $               $             $

                                                                AGGREGATE COMPENSATION FROM:
                        ------------------------------------------------------------------------------------------------------------
NAME OF                  LIMITED                                                       MERCURY                    MFS
PERSON,                 MATURITY   LIQUID     LORD ABBETT   MARSICO       MARSICO     LARGE CAP  MERCURY LARGE  MID CAP      MFS
POSITION                  BOND     ASSETS   AFFILIATED (1)   GROWTH   INT'L OPP. (4)   GROWTH     CAP VALUE     GROWTH   TOTAL RETUN
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)                $         $             $           $             $            $           $            $          $

THOMAS J. MCINERNEY
TRUSTEE (2)                $         $             $           $             $            $           $            $          $

JOHN V. BOYER,
TRUSTEE                    $         $             $           $             $            $           $            $          $

J. MICHAEL EARLEY
TRUSTEE                    $         $             $           $             $            $           $            $          $

PATRICK W. KENNY,
TRUSTEE                    $         $             $           $             $            $           $            $          $

R. BARBARA GITENSTEIN
TRUSTEE                    $         $             $           $             $            $           $            $          $

ROGER B. VINCENT
TRUSTEE(5)                 $         $             $           $             $            $           $            $          $

WALTER H. MAY
TRUSTEE                    $         $             $           $             $            $           $            $          $

RICHARD A. WEDEMEYER
TRUSTEE                    $         $             $           $             $            $           $            $          $

JOCK PATTON
TRUSTEE                    $         $             $           $             $            $           $            $          $

DAVID W.C. PUTNAM
TRUSTEE                    $         $             $           $             $            $           $            $          $

                                                             AGGREGATE COMPENSATION FROM:
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                            T. ROWE
                                                  PIMCO                                                                      PRICE
      NAME OF              MFS         OPPEN.     CORE     PIMCO     PIONEER  PIONEER MID CAP SALOMON BROTHERS               CAPITAL
PERSON, POSITION      UTILITIES (4)  MAIN STREET  BOND   HIGH YIELD  FUND (4)    VALUE (4)       ALL CAP        STOCK INDEX  APPREC.
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)                 $             $         $        $          $            $              $              $           $

THOMAS J. MCINERNEY
TRUSTEE (2)                 $             $         $        $          $            $              $              $           $

JOHN V. BOYER,
TRUSTEE                     $             $         $        $          $            $              $              $           $

J. MICHAEL EARLEY
TRUSTEE                     $             $         $        $          $            $              $              $           $

PATRICK W. KENNY,
TRUSTEE                     $             $         $        $          $            $              $              $           $

R. BARBARA GITENSTEIN
TRUSTEE                     $             $         $        $          $            $              $              $           $

ROGER B. VINCENT
TRUSTEE(5)                  $             $         $        $          $            $              $              $           $

WALTER H. MAY
TRUSTEE                     $             $         $        $          $            $              $              $           $

RICHARD A. WEDEMEYER
TRUSTEE                     $             $         $        $          $            $              $              $           $

JOCK PATTON
TRUSTEE                     $             $         $        $          $            $              $              $           $

DAVID W.C. PUTNAM
TRUSTEE                     $             $         $        $          $            $              $              $           $

                                                                AGGREGATE COMPENSATION FROM:
                        --------------------------------------------------------------------------------------------------------
                                                                                           VAN
        NAME              T. ROWE                                  VAN         VAN        KAMPEN      VAN          VP INDES
         OF               PRICE        TEMPLETON      UBS         KAMPEN      KAMPEN      GROWTH     KAMPEN          PLUS
       PERSON,            EQUITY        GLOBAL        U.S.        EQUITY      GLOBAL        AND       REAL      INTERNATIONAL
      POSITION            INCOME        GROWTH     ALLOCATION     GROWTH     FRANCHISE    INCOME     ESTATE         EQUITY
--------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)                 $            $          $            $          $             $         $             $

THOMAS J. MCINERNEY
TRUSTEE (2)                 $            $          $            $          $             $         $             $

JOHN V. BOYER,
TRUSTEE                     $            $          $            $          $             $         $             $

J. MICHAEL EARLEY
TRUSTEE                     $            $          $            $          $             $         $             $

R. BARBARA GITENSTEIN
TRUSTEE                     $            $          $            $          $             $         $             $

PATRICK W. KENNY,
TRUSTEE                     $            $          $            $          $             $         $             $

ROGER B. VINCENT
TRUSTEE(5)                  $            $          $            $          $             $         $             $

WALTER H. MAY
TRUSTEE                     $            $          $            $          $             $         $             $

RICHARD A. WEDEMEYER
TRUSTEE                     $            $          $            $          $             $         $             $

JOCK PATTON
TRUSTEE                     $            $          $            $          $             $         $             $

DAVID W.C. PUTNAM
TRUSTEE                     $            $          $            $          $             $         $             $

                                       AGGREGATE COMPENSATION FROM:
                                       ----------------------------
                                                         PENSION OR                        TOTAL
                                                         RETIREMENT      ESTIMATED      COMPENSATION
                                                         BENEFITS        ANNUAL            FROM
        NAME                   WELLS         WELLS       ACCRUED        BENEFITS        REGISTRANT
         OF                  FARGO MID       FARGO      AS PART OF        UPON           AND FUND
       PERSON,                  CAP        SNALL CAP       FUND        RETIREMENT      COMPLEX PAID
      POSITION              DISCIPLINED   DISCIPLINED    EXPENSES          (5)       TO TRUSTEES (6)
----------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)                      $             $            $               $               $

THOMAS J. MCINERNEY
TRUSTEE (2)                      $             $            $               $               $

JOHN V. BOYER,
TRUSTEE                          $             $            $               $               $

J. MICHAEL EARLEY
TRUSTEE                          $             $            $               $               $

R. BARBARA GITENSTEIN
TRUSTEE                          $             $            $               $               $

PATRICK W. KENNY,
TRUSTEE                          $             $            $               $               $

ROGER B. VINCENT
TRUSTEE(5)                       $             $            $               $               $

WALTER H. MAY
TRUSTEE                          $             $            $               $               $

RICHARD A. WEDEMEYER
TRUSTEE                          $             $            $               $               $

JOCK PATTON
TRUSTEE                          $             $            $               $               $

DAVID W.C. PUTNAM
TRUSTEE                          $             $            $               $               $

(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005 ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton global Growth Portfolio.

(2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the Adviser and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Adviser do not receive any compensation from the Portfolio.

(3) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(4) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(5)  Represents compensation for [--] funds.

(6) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.



                                NAME OF OWNERS AND
                                 RELATIONSHIP TO                                           VALUE OF      PERCENTAGE OF
       NAME OF TRUSTEE               TRUSTEE               COMPANY       TITLE OF CLASS   SECURITIES         CLASS
  --------------------------------------------------------------------------------------------------------------------
  JOHN V. BOYER                        N/A                   N/A              N/A            $  0             N/A

  J. MICHAEL EARLEY                    N/A                   N/A              N/A            $  0             N/A

  R. BARBARA GITENSTEIN                N/A                   N/A              N/A            $  0             N/A

  PATRICK W. KENNY                     N/A                   N/A              N/A            $  0             N/A

  WALTER H. MAY                        N/A                   N/A              N/A            $  0             N/A

  JOCK PATTON                          N/A                   N/A              N/A            $  0             N/A

  DAVID W. C. PUTNAM                   N/A                   N/A              N/A            $  0             N/A

  ROGER B. VINCENT                     N/A                   N/A              N/A            $  0             N/A

  RICHARD A. WEDEMEYER                 N/A                   N/A              N/A            $  0             N/A





CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


     As of [--], 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING Groep"), a global financial services holding company based in the Netherlands, or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING Groep or any affiliated companies of DSI or ING Groep.

     Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. As of [--], 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

                                        PERCENTAGE OF     PERCENTAGE OF
PORTFOLIO AND CLASS                         CLASS           PORTFOLIO           NAME AND ADDRESS


  As of the date of this SAI, Service and Service 2 shares of Stock Index are not offered and Service 2 shares of Limited Maturity Bond Portfolio and of PIMCO High Yield Portfolio are not offered, therefore no Variable Contract Owner owned a Variable Contract that entitled the owner to give voting instructions with regard to 5% or more of the shares of these Portfolios.

                                    ADVISERS

     DSI and ING Investments serve as the advisers to the Portfolios pursuant to three management agreements ("Advisory Agreements") between DSI and the Trust. DSI and ING Investments are registered with the SEC as advisers and serve as advisers to registered investment companies. Regarding ING Investments, on February 26, 2001, its name changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC." Prior to March 1, 2002, ING IM served as adviser to all the Funds. Three Sub-Advisers of the Trust, ING Clarion Real Estate Securities, L.P., ING Investment Management Advisors, B.V. and ING Investment Management Co., are affiliates of the Advisers through their common ownership by ING Groep. ING Investments serves as the Adviser for Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, Quantitative Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. DSI serves as the Adviser for all other Portfolios. In addition, DSI has entered into an Administrative Services Sub-Contract (the "Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003, for all of the Portfolios except Equities Plus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Quantitative Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Advisory Agreements to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of Equities Plus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Quantitative Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding Equities Plus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, Quantitative Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly-owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

     Pursuant to the Advisory Agreements, and subject to the direction of the Board, DSI is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers. These services include, but are not limited to, (i) coordinating for all Portfolios, at DSI's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust;
(ii) providing the Trust and the Portfolio, at DSI's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSI of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by DSI of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law;
(v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at DSI's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements. Other responsibilities of DSI's are described in the Prospectuses.

     The Trust and DSI have received an exemptive order from the SEC that allows DSI to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. DSI remains responsible for providing general management services to each of their Portfolios, including overall supervisory responsibility for the general management and investment of each of their Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     DSI shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Advisory Agreements, DSI is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

     The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Advisory Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on [--], 2005, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Advisory Agreements may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Advisers, on 60 days' written notice by either party to the Advisory Agreements, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as an Adviser to the Trust pursuant to an Advisory Agreement dated October 1, 1993.

ADVISORY FEES

     As compensation for their services under the Advisory Agreements, each Portfolio pays DSI a monthly fee (a "unified fee" for all Portfolios except Equities Plus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Quantitative Small Cap Equity, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays DSI and the Administrator separately) in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:

PORTFOLIO                                                                      ANNUAL ADVISORY FEE
ING Capital Guardian Small/Mid Cap (1),                   0.75% of the first $750 million of the Portfolios' combined
ING Eagle Asset Capital Appreciation,                     average daily net assets;
ING Global Resources (1),                                 0.70% on the next $1.25 billion of the Portfolios' combined
ING T. Rowe Price Capital Appreciation,                   average daily net assets;
ING T. Rowe Price Equity Income,                          0.65% on the next $1.5 billion of the Portfolios' combined
ING Van Kampen Growth and Income, and                     average daily net assets; and
ING Van Kampen Real Estate                                0.60% on the Portfolios' average daily net assets in excess of
                                                          $3.5 billion

ING AllianceBernstein Mid Cap Growth; and                 0.85% of the first $250 million of the Portfolios' combined
ING Marsico Growth (2)                                    average daily net assets;
                                                          0.80% on the next $400 million of the Portfolios' combined average daily net assets;
                                                          0.75% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                          0.70% on the Portfolios' average daily net assets in excess of
                                                          $1.1 billion

ING Capital Guardian U.S. Equities (1)                    0.75% on the first $500 million of the Portfolio's average daily net assets;
                                                          0.70% on the next $250 million of the Portfolio's average
                                                          daily net assets;
                                                          0.65% on the next $500 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $1.25 billion

ING Equities Plus                                         0.30% of the Portfolio's average daily net assets

ING Evergreen Health Sciences                             0.75% on the first $500 million of the Portfolio's average daily net assets; and
                                                          0.70% of the Portfolio's average daily net assets in excess of
                                                          $500 million

ING Evergreen Omega                                       0.60% of the first $750 million of the Portfolio's average daily net assets;
                                                          0.55% on the next $750 million of the Portfolio's average
                                                          daily net assets;
                                                          0.50% of the next $5 billion of the Portfolio's average daily net assets;
                                                          0.475% of the next $5 billion of the Portfolio's average daily net assets;
                                                          0.455% of the next $5 billion of the Portfolio's average daily net assets;
                                                          0.44% of the next $5 billion of the Portfolio's average daily net assets; and
                                                          0.43% of the Portfolio's average daily net assets over $21.5 billion

PORTFOLIO                                                                      ANNUAL ADVISORY FEE
ING FMR(SM) Diversified Mid Cap; (4) and                  0.75% of the first $500 million of the Portfolio's average
ING UBS U.S. Allocation (1)                               daily net assets;
                                                          0.70% on the next $250 million of the Portfolio's average
                                                          daily net assets;
                                                          0.65% on the next $500 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $1.25 billion

ING FMR(SM) Earnings Growth (4)                           0.62% of the first $500 million of the Portfolio's average daily net assets;
                                                          0.57% on the next $250 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.52% of the Portfolio's average daily net assets over $750 million

ING FMR(SM) Small Cap Equity                              0.750% of the first $500 million of the Portfolio's average daily net assets

ING Franklin Income                                       0.65% of the first $800 million of the Portfolio's average daily net assets; and
                                                          0.60% on assets thereafter

ING Global Real Estate                                    0.90% on first $250 million of the Portfolio's average daily net assets;
                                                          0.85% on next $250 million of the Portfolio's average daily net assets; and
                                                          0.80% above $500 million of the Portfolio's average daily net assets

ING Goldman Sachs Tollkeeper(SM)                          1.35% on first $1 billion in assets
                                                          1.25% of the Portfolio's average daily net assets in excess of
                                                          $1 billion

ING International                                         1.00% of the first $500 million of the Portfolio's average daily net assets; and
                                                          0.80% of the Portfolio's average daily net assets in excess of
                                                          $500 million

ING Janus Contrarian ;(1) and                             0.81% on the first $250 million of the Portfolio's average
ING Legg Mason Value                                      daily net assets;
                                                          0.77% on the next $400 million of the Portfolio's average
                                                          daily net assets;
                                                          0.73% on the next $450 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.67% of the Portfolio's average daily net assets in excess of
                                                          $1.1 billion

ING Lord Abbett Affiliated                                0.75% of the first $500 million of the Portfolio's average daily net assets;
                                                          0.70% on the next $250 million of the Portfolio's average
                                                          daily net assets;
                                                          0.65% on the next $500 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.60% on assets thereafter

PORTFOLIO                                                                      ANNUAL ADVISORY FEE
ING Julius Baer Foreign                                   1.00% of the first $50 million of the Portfolio's average daily net assets;
                                                          0.95% on the next $200 million of the Portfolio's average
                                                          daily net assets;
                                                          0.90% on the next $250 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.85% of the Portfolio's average daily net assets in excess of
                                                          $500 million

ING JPMorgan Emerging Markets Equity (1)                  1.25% of the Portfolio's average daily net assets

ING JPMorgan Small Cap Equity                             0.90% of the first $200 million of the Portfolio's average daily net assets;
                                                          0.85% on the next $300 million of the Portfolio's average
                                                          daily net assets;
                                                          0.80% on the next $250 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.75% of the Portfolio's average daily net assets in excess of
                                                          $750 million

ING JPMorgan Value Opportunities                          0.40% of the first $21 billion of the Portfolio's average daily net assets;
                                                          0.39% of the next $5 billion of the Portfolio's average daily net assets; and
                                                          0.38% of the Portfolio's average daily net assets over $26 billion

ING Limited Maturity Bond; and                            0.35% of the first $200 million of the Portfolio's average daily
ING Liquid Assets                                         net assets;
                                                          0.30% on the next $300 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.25% of the Portfolio's average daily net assets in excess of
                                                          $500 million

ING Marsico International Opportunities                   0.54% of the first $21 billion of the Portfolio's average daily net assets; and
                                                          0.53% of the Portfolio's averaged daily net assets over $21 billion

ING Mercury Large Cap Growth                              0.80% of the first $500 million  of the Portfolio's average daily net assets;
                                                          0.75% on next $250 million of the Portfolio's average daily net assets;
                                                          0.70% on next $500 million of the Portfolio's average daily net assets;
                                                          0.65% on next $750 million of the Portfolio's average daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $2 billion

PORTFOLIO                                                                      ANNUAL ADVISORY FEE
ING Mercury Large Cap Value                               0.80% on first $500 million of the Portfolio's average daily net assets;
                                                          0.75% on next $250 million of the Portfolio's average daily net assets;
                                                          0.70% on next $500 million of the Portfolio's average daily net assets;
                                                          0.65% on next $750 million of the Portfolio's average daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $2 billion

ING MFS Mid Cap Growth (3),                               0.75% of the first $250 million of the Portfolio's average daily
ING MFS Total Return (3), and                             net assets;
ING Oppenheimer Main Street (R)                           0.70% on next $400 million of the Portfolio's average daily net assets;
                                                          0.65% on next $450 million of the Portfolio's average daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $1.1 billion

ING MFS Utilities                                         0.60% of the first $1 billion of the Portfolio's average daily net assets;
                                                          0.55% on the next $500 million of the Portfolio's average daily net assets;
                                                          0.50% on the next $5 billion of the Portfolio's average daily net assets;
                                                          0.47% on the next $5 billion of the Portfolio's average daily net assets;
                                                          0.45% on the next $5 billion of the Portfolio's average daily net assets;
                                                          0.44% on the next $5 billion of the Portfolio's average daily net assets; and
                                                          0.43% of the Portfolio's average daily net assets over $21.5 billion

ING PIMCO Core Bond                                       0.75% on first $100 million of the Portfolio's average daily net assets;
                                                          0.65% on next $100 million of the Portfolio's average daily net assets; and
                                                          0.55% of the Portfolio's average daily net assets in excess of
                                                          $200 million

ING PIMCO High Yield                                      0.49% of the Portfolio's average daily net assets

ING Pioneer Fund                                          0.64% of the Portfolio's average daily net assets

ING Pioneer Mid Cap Value                                 0.64% of the Portfolio's average daily net assets

ING Quantitative Small Cap Value                          [           ]

ING Salomon Brothers All Cap                              0.75% of the first $500 million of the Portfolio's average daily net assets,
                                                          0.70% on the next $250 million of the Portfolio's average daily net assets;

PORTFOLIO                                                                      ANNUAL ADVISORY FEE
                                                          0.65% on the next $500 million of the Portfolio's average daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $1.25 billion

ING Stock Index                                           0.27% of the Portfolio's average daily net assets

ING Templeton Global Growth                               0.96% of the first $250 million of the Portfolio's average daily net assets;
                                                          0.86% on the next $250 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.76% of the Portfolio's average daily net assets on
                                                          assets thereafter

ING Van Kampen Equity Growth                              0.65% of the first $1 billion of the Portfolio's average daily net assets; and
                                                          0.60% of the Portfolio's average daily net assets in excess of
                                                          $1 billion

ING Van Kampen Global Franchise                           1.00% of the first $250 million of the Portfolio's average daily net assets;
                                                          0.90% on the next $250 million of the Portfolio's average daily net assets
                                                          0.75% of the Portfolio's average daily net assets in excess of
                                                          $500 million
ING VP Index Plus International Equity                    0.45% of the Portfolio's average daily net assets
ING Wells Fargo Mid Cap Disciplined (1)                   0.55% of the first $50 million of the Portfolio's average daily net assets;
                                                          0.50% on the next $50 million of the Portfolio's average daily net assets;
                                                          0.45% on the next $200 million of the Portfolio's average
                                                          daily net assets; and
                                                          0.40% of the Portfolio's average daily net assets thereafter
ING Wells Fargo Small Cap Disciplined                     0.77% of the first $500 million of the Portfolio's average daily net assets;
                                                          0.70% on the next $500 million of the Portfolio's average
                                                          daily net assets;
                                                          0.65% on the next $500 million of the Portfolio's average
                                                          daily net assets;
                                                          0.60% on the next $5 billion of the Portfolio's average daily net assets; and
                                                          0.53% of the Portfolio's average daily net assets on the assets thereafter



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio.


(2) DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $1.36 billion with respect to ING Marsico Growth Portfolio.


(3) Effective January 1, 2002, DSI entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company ("MFS"), the investment Sub-Adviser of the ING MFS Mid Cap Growth and ING MFS Total Return Portfolios. The Sub-Advisory Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the two portfolios managed by MFS, which has resulted in lower total Sub-Adviser fees. As a consequence of the savings realized by DSI under the new Sub-Advisory Agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2004, DSI waived $68,796 and $3,511 for ING MFS Mid Cap Growth and ING MFS Total Return Portfolios, respectively. This arrangement may be discontinued by DSI at any time.

(4) Effective May 2, 2005, Fidelity Management & Research Company ("FMR") has entered into a sub-/sub-advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

TOTAL ADVISORY FEES PAID

          The following chart sets forth the total amounts the Portfolios paid to DSI:



PORTFOLIO                                                             2005               2004                2003
------------------------------------------------------------  ------------------- ------------------ ----------------
ING AllianceBernstein Mid Cap Growth                           $                   $  4,338,926         $ 3,038,760
ING Capital Guardian U.S. Equities (1)                         $                   $  3,652,544         $ 3,052,061
ING Capital Guardian Small/Mid Cap (1)                         $                   $  4,680,279         $ 2,984,748
ING Eagle Asset Capital Appreciation                           $                   $  1,439,545         $ 1,253,903
ING Equities Plus                                              N/A                          N/A                 N/A
ING Evergreen Health Sciences                                  $                   $    118,160                 N/A
ING Evergreen Omega                                            $                   $     14,349                 N/A
ING FMR(SM) Diversified Mid Cap                                $                   $  1,457,406         $   912,262
ING FMR(SM) Earnings Growth (2)                                $                            N/A                 N/A
ING FMR(SM) Small Cap
ING Franklin Income                                            N/A                          N/A                 N/A
ING Global Real Estate                                         N/A                          N/A                 N/A
ING Global Resources (1)                                       $                   $  1,134,420         $   584,751
ING Goldman Sachs Tollkeeper(SM)                               $                   $    824,211         $   506,545
ING International                                              $                   $  1,940,279         $ 1,525,191
ING Janus Contrarian (1)                                       $                   $    459,615         $   281,619
ING JPMorgan Emerging Markets Equity (1)                       $                   $  1,651,813         $ 1,129,810
ING JPMorgan Small Cap Equity                                  $                   $  1,213,857         $   328,237
ING JPMorgan Value Opportunities (2)                           $                            N/A                 N/A
ING Julius Baer Foreign                                        $                   $  1,573,295         $   195,736
ING Legg Mason Value                                           $                   $  2,034,681         $ 1,526,514
ING Limited Maturity Bond                                      $                   $  1,307,052         $ 1,713,529
ING Liquid Assets                                              $                   $  2,542,827         $ 2,686,836
ING Lord Abbett Affiliated (1)                                 $                   $  1,230,604         $   823,421
ING Marsico Growth                                             $                   $  6,511,368         $ 5,560,753
ING Marsico International Opportunities (2)                    $                            N/A                 N/A
ING Mercury Large Cap Growth                                   $                   $    135,945         $    76,638
ING Mercury Large Cap Value (1)                                $                   $    516,575         $   119,787
ING MFS Mid Cap Growth                                         $                   $  4,817,317         $ 4,026,704
ING MFS Total Return                                           $                   $  9,029,097         $ 7,319,677
ING MFS Utilities (2)                                          $                            N/A                 N/A
ING Oppenheimer Main Street(R) (1)                             $                   $  3,972,937         $ 3,773,588
ING PIMCO Core Bond                                            $                   $  3,755,448         $ 3,277,955
ING PIMCO High Yield                                           $                   $  2,036,321                 N/A
ING Pioneer Fund (2)                                           $                            N/A                 N/A
ING Pioneer Mid Cap Value (2)                                  $                            N/A                 N/A
ING Quantitative Small Cap Value                               N/A                          N/A                 N/A
ING Salomon Brothers All Cap                                   $                   $  3,447,539         $ 2,411,245
ING Stock Index                                                $                   $    492,276                 N/A
ING T. Rowe Price Capital Appreciation                         $                   $ 11,089,188         $ 7,842,825
ING T. Rowe Price Equity Income                                $                   $  5,507,279         $ 3,378,378
ING Templeton Global Growth (1)                                $                   $  3,650,883         $ 2,270,882
ING UBS U.S. Allocation (1)                                    $                   $    655,016         $   387,232
ING Van Kampen Equity Growth                                   $                   $    411,959         $   141,263

ING Van Kampen Global Franchise                                $                   $  1,077,024         $   399,707
ING Van Kampen Growth and Income                               $                   $  5,293,534         $ 4,423,135
ING Van Kampen Real Estate                                     $                   $  2,830,711         $ 1,711,561
ING VP Index Plus International Equity                         $                            N/A                 N/A
ING Wells Fargo Mid Cap Disciplined (1)                        $                   $  2,132,641         $ 1,982,033
ING Wells Fargo Small Cap Disciplined                          $                            N/A                 N/A



(1) As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Portfolio is known as ING Templeton Global Growth Portfolio.

(2)  For the period April 29, 2005 through December 31, 2005.

                                  SUB-ADVISERS

     DSI has engaged the services of certain sub-advisers to provide sub-advisory services to the Portfolios. The Trust, DSI and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees of the Trust and by shareholders of those Portfolios that are managed by affiliated Sub-Adviser of the Adviser. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. ("MSIM, Inc."), has entered into a sub-portfolio advisory agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.

SUB-ADVISORY FEES

     Pursuant to separate Sub-Advisory Agreements, DSI (and not the Trust) pays each Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.            ING AllianceBernstein Mid Cap Growth        0.75% of the first $10 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.625% on the next $10 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.50% on the next $20 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.375% on the next $20 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% of the Portfolio's average daily net
                                                                                        assets on amounts in excess $60 million

Capital Guardian Trust Company              ING Capital Guardian Small/Mid Cap (1)      0.60% of the first $125 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.50% on the next $125 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $150 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% thereafter

                                            ING Capital Guardian U.S. Equities (1)      0.50% on the first $150 million of the
                                                                                        Portfolio's average daily net assets;

SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        0.45% on the next $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $200 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.30% on the next $500 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.275% on the next $1 billion of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% thereafter

Eagle Asset Management, Inc.                ING Eagle Asset Capital Appreciation        0.40% of the first $300 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% of the Portfolio's average daily net
                                                                                        assets in excess of $300 million

Evergreen Investment Management             ING Evergreen Health Sciences               0.45% of the Portfolio's average daily net
Company, LLC                                                                            assets

                                            ING Evergreen Omega                         0.30% of the Portfolio's average daily net
                                                                                        assets

Fidelity Management & Research Company      ING FMR(SM) Diversified Mid Cap             0.50% of the first $250 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% of the Portfolio's average daily net
                                                                                        assets of the Portfolio's average daily
                                                                                        net assets in excess of $750 million

                                            ING FMR(SM) Earnings Growth                 0.45% of the first $250 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% of the Portfolio's average daily net
                                                                                        assets over $750 million

                                            ING FMR(SM) Small Cap Equity                0.60% of the first $150 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.55% of the Portfolio's average daily net
                                                                                        assets above $150 million

Franklin Advisers, Inc.                     ING Franklin Income (13)                    0.625% of the first $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.465% on the next $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.375% on the next $300 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $300 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.30% on the next $400 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% thereafter

Goldman Sachs Asset Management, L.P.        ING Goldman Sachs Tollkeeper(SM)            0.55% of the first $100 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.50% of the Portfolio's average daily net
                                                                                        assets over $100 million

ING Clarion Real Estate Securities L.P.     ING Global Real Estate (14)                 0.50% on first $250 million of the
                                                                                        Portfolio's

SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        average daily net assets;
                                                                                        0.45% on the next $250 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% of the Portfolio's average daily net
                                                                                        assets above $500 million

ING Investment Management Co.               ING Equities Plus                           0.135% of the Portfolio's average daily
                                                                                        net assets

                                            ING Global Resources (1)                    0.40% of the Portfolio's average daily net
                                                                                        assets

                                            ING International                           0.45% on the first $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.36% of the Portfolio's average daily net
                                                                                        assets in excess of $500 million

                                            ING Limited Maturity Bond and ING           0.1575% of the first $200 million of the
                                            Liquid Assets Portfolio                     Portfolio's average daily net assets;

                                                                                        0.1350% on the next $300 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.1125% of the Portfolio's average daily
                                                                                        net assets in excess of $500 million

                                            ING Stock Index                             0.1215% of the Portfolio's average daily
                                                                                        net assets

SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
ING Investment Management Advisors, B.V.    ING VP Index Plus International Equity      0.20% of the Portfolio's average daily net
                                                                                        assets

Janus Capital Management LLC                ING Janus Contrarian (1)                    0.45% of the first $500 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.425% on the next $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% thereafter

J.P. Morgan Investment Management Inc.      ING JPMorgan Small Cap Equity               0.55% of the first $200 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.50% on the next $300 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.45% on thereafter

                                            ING JPMorgan Value Opportunities            0.40% of the first $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.30% on the next $50 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% thereafter

                                            ING JPMorgan Emerging Markets               0.60% of the first $75 million of the
                                            Equity (2)(10)                              Portfolio's average daily net assets;
                                                                                        0.50% on the next $75 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $350 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% thereafter

Julius Baer Investment Management LLC       ING Julius Baer Foreign (3)                 0.45% of the first $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% thereafter

Legg Mason Funds Management, Inc.           ING Legg Mason Value (1)(4)                 0.70% of the first $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.45% on the next $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $50 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.30% of the Portfolio's average daily net
                                                                                        assets over $200 million

Lord, Abbett & Co. LLC                      ING Lord Abbett Affiliated (1)(11)          0.35% of the first $200 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.27% on the next $400 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% of the Portfolio's average daily net
                                                                                        assets above $400 million

Marsico Capital Management, LLC             ING Marsico Growth and                      0.45% of the first $500 million of the
                                            ING Marsico International Opportunities     Portfolio's average daily net assets;

                                                                                        0.40% on the next $1 billion of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% thereafter

Massachusetts Financial Services Company    ING MFS Mid Cap Growth (5)                  0.35% of the first $500 million of the

SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
                                            ING MFS Total Return (5)                    Portfolio's average daily net assets;
                                            ING MFS Utilities (5)                       0.30% on the next $1 billion of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% thereafter

Mercury Advisors                            ING Mercury Large Cap Growth                0.40% of the first $250 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $250 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.325% thereafter

                                            ING Mercury Large Cap Value (1)             0.40% of the first $250 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $250 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.325% thereafter

Morgan Stanley Investment Management Inc.   ING Van Kampen Growth and                   0.50% of the first $100 million of the
d/b/a Van Kampen                            Income                                      Portfolio's average daily net assets;
                                                                                        0.40% on the next $100 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.30% on the next $100 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.25% on the next $700 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.20% thereafter

                                            ING Van Kampen Real Estate                  0.50% of the first $200 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% thereafter

                                            ING Van Kampen Global Franchise             0.65% of the first $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.55% on the next $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.45% on the next $200 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% thereafter

                                            ING Van Kampen Equity Growth                0.35% of the first $2 billion of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.32% on the next $1 billion of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.30% thereafter

OppenheimerFunds, Inc.                      ING Oppenheimer Main Street(R) (6)(7)       0.30% if total assets as defined below at
                                                                                        any month-end are less than or equal to $1
                                                                                        billion;

                                                                                        0.23% if total assets as defined below at
                                                                                        any month-end are in excess of $2 billion

Pacific Investment Management Company       ING PIMCO Core Bond                         0.25% of the Portfolio's average daily net
LLC                                                                                     assets

                                            ING PIMCO High Yield                        0.25% of the Portfolio's average daily net
                                                                                        assets

SUB-ADVISER                                 PORTFOLIO                                   PORTFOLIO MANAGEMENT FEE
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Investment Management, Inc.         ING Pioneer Fund                            0.40% of the first $500 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $500 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.30% of the Portfolio's average daily net
                                                                                        assets in excess of $1 billion

                                            ING Pioneer Mid Cap Value                   0.35% of the Portfolio's average daily net
                                                                                        assets

Salomon Brothers Asset Management Inc       ING Salomon Brothers All Cap (8)            0.43% of the first $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.40% on the next $350 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% of the Portfolio's average daily net
                                                                                        assets above $500 million

T. Rowe Price Associates                    ING T. Rowe Price Capital                   0.50% of the first $250 million of the
                                            Appreciation(9)                             Portfolio's average daily net assets;
                                                                                        0.40% on the next $250 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        once assets reach $500 million 0.40%
                                                                                        on all assets up to $1 billion; and
                                                                                        0.35% therafter

                                            ING T. Rowe Price Equity Income             0.40% of the first $250 million of the
                                            Portfolio (9)                               Portfolio's average daily net assets;
                                                                                        0.375% on the next $250 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.35% thereafter

Templeton Global Advisors Limited           ING Templeton Global Growth (1)(12)         0.625% of the first $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.465% on the next $150 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.375% on the next $300 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $300 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.30% on assets thereafter

UBS Global Asset Management                 ING UBS U.S. Allocation (1)                 0.40% of the first $100 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.35% on the next $200 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.30% on the next $200 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.25% thereafter

Wells Capital Management, Inc.              ING Wells Fargo Mid Cap Disciplined (1)     0.55% of the first $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.50% on the next $50 million of the
                                                                                        Portfolio's average daily net assets;
                                                                                        0.45% on the next $200 million of the
                                                                                        Portfolio's average daily net assets; and
                                                                                        0.40% on assets thereafter

                                            ING Wells Fargo Small Cap Disciplined       0.60% of the Portfolio's average daily net
                                                                                        assets

       (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

       (2) J..P. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004. Assets of ING JPMorgan Emerging Markets Equity Portfolio will be aggregated with the assets of ING VP Emerging Markets Fund.

       (3) For purposes of calculating fees under the sub-advisory agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this sub-advisory agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

       (4) Legg Mason Funds Management, Inc. serves as the Sub-Adviser to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as Sub-Adviser from October 2, 2000 through April 30, 2004.

       (5) Assets will be aggregated with the assets of ING MFS Mid Cap Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio (a series managed by an affiliate of DSI), in calculating the Sub-Adviser's fee at the above-stated rate.

       (6) OppenheimerFunds, Inc. serves as the Sub-Adviser to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as sub-adviser from August 10, 1998 through November 5, 2004.

       (7) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc. If the combined aggregate assets levels fail to exceed $1 billion for all combined Portfolios sub-advised to OppenheimerFunds, Inc., such fee will revert to 0.30% on all assets.

       (8) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of ING Salomon Brothers All Cap Portfolio are aggregated with those of ING Salomon Brothers Fundamental Value Portfolios and ING Salomon Brothers Investors Value Portfolio series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

       (9) The fees payable under the Sub-Advisory Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.


              - Aggregate assets between $750 million and $1.5 billion = 5% discount
              - Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount
              -    Aggregate assets greater than $3.0 billion = 10% discount


       (10) For purposes of calculating fees under this Agreement, the assets of ING JPMorgan Emerging Markets Equity Portfolio shall be aggregated with the assets of ING VP Emerging Markets Fund, a series of ING VP Emerging Markets Fund, Inc., which is not a party to this Agreement

       (11) Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as sub-adviser to the Portfolio from February 1, 2000 through November 30, 2005.

       (12) Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly known as ING Capital Guardian Managed Portfolio) as of December 1, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through November 30, 2005. Assets of ING Templeton Global Growth Portfolio will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSI), which is not a party to this Sub-Advisory Agreement, in calculating the Sub-Adviser's fee at the above stated rate.

       (13) For purposes of calculating fees under this Agreement, the assets of ING Franklin Income Portfolio shall be aggregated with the assets of ING Templeton Foreign Equity Portfolio and ING Templeton Global Growth Portfolio.

       (14) For purposes of calculating fees under this Agreement, the assets of ING Global Real Estate Portfolio shall be aggregated with the assets of ING Global Real Estate Fund and ING Global Real Estate Portfolio.

TOTAL SUB-ADVISOR FEES PAID

     The following chart sets forth the total amounts DSI paid to:



SUB-ADVISER                                                         2005       2004           2003
ALLIANCE CAPITAL MANAGEMENT, LLP
ING AllianceBernstein Mid Cap Growth Portfolio                      $          $  1,569,511   $  1,127,263

BARING INTERNATIONAL INVESTMENT LIMITED
ING JPMorgan Emerging Markets Equity Portfolio (1) (2)              $          $    182,828   $    677,886

CAPITAL GUARDIAN TRUST COMPANY
ING Capital Guardian Small/Mid Cap Portfolio (2)                    $          $  2,711,085   $  2,270,239
ING Capital Guardian U.S. Equities Portfolio (2)                    $          $  2,523,691   $  1,796,091

EAGLE ASSET MANAGEMENT, INC.
ING Eagle Asset Capital Appreciation Portfolio                      $          $    872,784   $    734,346

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio                             $          $     70,896            N/A
ING Evergreen Omega Portfolio                                       $          $      7,174            N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Allocation Portfolio (3)                               $                   N/A   $     73,258
ING FMR(SM) Diversified Mid Cap Portfolio                           $          $    971,386   $    608,175
ING FMR(SM) Earnings Growth Portfolio                               $                   N/A            N/A
ING FMR(SM) Small Cap Equity Portfolio                              N/A                 N/A            N/A

FRANKLIN ADVISERS, INC.
ING Franklin Income Portfolio                                       N/A                 N/A            N/A

GOLDMAN SACHS ASSET MANAGEMENT
ING Goldman Sachs Tollkeeper(SM) Portfolio                          $          $    427,368   $    300,761

ING CLARION REAL ESTATE SECURITIES L.P.
ING Global Real Estate Portfolio                                    $                   N/A            N/A

ING INVESTMENT MANAGEMENT CO.
ING Equities Plus Portfolio                                         N/A                 N/A            N/A
ING Global Resources Portfolio (2)                                  $          $    688,043   $    343,219
ING International Portfolio (4)                                     $          $  1,000,770   $    404,460
ING Limited Maturity Bond Portfolio (5)                             $          $    738,995   $    341,809
ING Liquid Assets Portfolio (6)                                     $          $  1,052,852   $    317,116
ING Stock Index Portfolio                                           $          $    191,081            N/A
ING Quantitative Small Cap Value                                    N/A                 N/A            N/A

ING INVESTMENT MANAGEMENT LLC

SUB-ADVISER                                                         2005       2004           2003
ING Limited Maturity Bond Portfolio (5)                             $                   N/A   $    729,303
ING Liquid Assets Portfolio (6)                                     $                   N/A   $    722,291
ING VP Index Plus International Equity Portfolio                    $                   N/A            N/A

ING INVESTMENTS, LLC
ING International Portfolio (4)                                     $                   N/A   $    523,497

JANUS CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (7)                                    $                   N/A            N/A
ING Legg Mason Value Portfolio (10)                                 $          $    342,752   $    949,179
ING Janus Contrarian Portfolio (2)                                  $          $    257,782   $    182,522

J.P. MORGAN INVESTMENT MANAGEMENT INC.
ING JPMorgan Emerging Markets Equity Portfolio (2)                  $          $    597,735   $    677,886
ING JPMorgan Small Cap Equity Portfolio                             $          $    808,884   $    218,826
ING JPMorgan Value Opportunities Portfolio                          $                   N/A            N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
ING Julius Baer Foreign Portfolio (9)                               $                   N/A   $     58,247

JULIUS BAER INVESTMENT MANAGEMENT LLC
ING Julius Baer Foreign Portfolio (9)                               $          $    736,683   $     44,396

KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC
ING Van Kampen Growth and Income Portfolio                          $                   N/A            N/A

LEGG MASON FUNDS MANAGEMENT, INC.
ING Legg Mason Value Portfolio (8)                                  $          $    766,777   $    949,179

LORD, ABBETT & CO. LLC
ING Lord Abbett Affiliated Portfolio (2)                            $          $    645,840   $    459,044

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (11)                                   $          $  3,627,525   $  3,071,772
ING Marsico International Opportunities Portfolio (4)               $                   N/A            N/A

MASSACHUSETTS FINANCIAL SERVICES COMPANY
ING Oppenheimer Main Street Portfolio(R)(2)(12)                     $          $  1,469,614   $  1,675,310
ING MFS Mid-Cap Growth Portfolio                                    $          $  2,144,786   $  1,787,061
ING MFS Total Return Portfolio                                      $          $  3,569,463   $  3,249,118
ING MFS Utilities Portfolio                                         $                   N/A            N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (13)                         $          $     84,963   $     47,898
ING Mercury Large Cap Value Portfolio (2)(13)                       $          $    322,860   $     74,867

MORGAN STANLEY INVESTMENT MANAGEMENT INC. d/b/a VAN KAMPEN
ING Van Kampen Equity Growth Portfolio                              $          $    285,202   $     84,758
ING Van Kampen Global Franchise Portfolio                           $          $    699,903   $    259,808
ING Van Kampen Growth and Income Portfolio (14)                     $          $  2,456,038   $  2,069,379
ING Van Kampen Real Estate Portfolio                                $          $  1,917,507   $  1,201,685

SUB-ADVISER                                                         2005       2004           2003
OPPENHEIMERFUNDS, INC
ING Oppenheimer Main Street Portfolio(R)(2)                         $          $    723,712            N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                       $          $  1,570,659   $  1,353,617
ING PIMCO High Yield Portfolio                                      $          $  1,042,592            N/A

PIONEER INVESTMENT MANAGEMENT, INC.
ING Pioneer Fund Portfolio                                          $                   N/A            N/A
ING Pioneer Mid Cap Value Portfolio                                 $                   N/A            N/A

SALOMON BROTHERS ASSET MANAGEMENT INC.
ING Salomon Brothers All Cap Portfolio                              $          $  1,809,529   $  1,412,071

T. ROWE PRICE ASSOCIATES, INC.
ING T. Rowe Price Capital Appreciation Portfolio                    $          $  6,024,458   $  4,408,016
ING T. Rowe Price Equity Income Portfolio                           $          $  2,973,368   $  1,884,203

TEMPLETON GLOBAL ADVISERS LIMITED
ING Templeton Global Growth Portfolio(2)                            $          $  2,093,644   $  1,638,449

UBS ASSET MANAGEMENT (AMERICAS) INC.
ING UBS U.S. Allocation Portfolio (3)                               $          $    391,312   $    180,971

WELLS CAPITAL MANAGEMENT, LLC
ING Wells Fargo Mid Cap Disciplined Portfolio (2)                   $          $  1,516,896   $  1,368,372
ING Wells Fargo Small Cap Disciplined Portfolio                     $                   N/A            N/A


----------

(1) Effective April 29, 2005, the Portfolio is sub-advised by J.P. Morgan Investment Management Inc. Prior to April 29, 2005, the Portfolio was managed by ING Investment Management Advisors B.V. From May 1, 2002 through March 1, 2004, Baring International Investment Limited served as sub-adviser and received the fees set out in the table above for the period ended December 31, 2003.

(2) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

(3) Effective May 1, 2003, UBS Asset Management Inc. is the Sub-Adviser for ING UBS U.S. Allocation Portfolio. Prior to May 1, 2003, Fidelity Management and Research Company was the Sub-Adviser for ING UBS U.S. Allocation Portfolio.

(4) Effective September 2, 2003, the Portfolio is sub-advised by ING Investment Management Co. Prior to September 2, 2003, ING International Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(5) Prior to September 2, 2003, the ING Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(6) Effective September 2, 2003, ING Liquid Assets Portfolio is sub-advised by ING Investment Management Co. Prior to September 2, 2003, the ING Liquid Assets Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(7) Janus Capital Management LLC sub-advised this Portfolio from January 1, 2002 through December 13, 2002 and received the fees set out in the table above for the period ended December 31, 2002.

(8) Effective May 3, 2004, ING Legg Mason Value Portfolio is managed by Legg Mason Funds Management, Inc. Prior to May 3, 2004, ING Legg Mason Value Portfolio was known as ING Janus Growth and Income Portfolio. Janus Capital Management LLC served as sub-adviser and received the fees set out in the table above for the period ended December 31, 2003.

(9) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. Prior to September 2, 2003, ING Julius Baer Foreign Portfolio was known as ING JPMorgan Fleming International Enhanced EAFE Portfolio and was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002.

(10) For the period from January 1, 2002 through January 29, 2002.

(11) Marsico Capital Management LLC has served as the Sub-Adviser since December 14, 2002.

(12) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company. ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

(13) Portfolio commenced operations on May 1, 2002.

(14) Van Kampen sub-advised this Portfolio from January 30, 2002 through December 31, 2002.


                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                COMPANIES                    VEHICLES                            OTHER ACCTS
                ----------------------------------------------------------------------------------
  PORTFOLIO     NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS
   MANAGER      ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)         ACCOUNTS   (IN MILLIONS)
--------------------------------------------------------------------------------------------------
Catherine Wood  [--]       $                 [--]       $                 [--]       $


     There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     As an investment adviser and fiduciary, Alliance owes their clients and shareholders an undivided duty of loyalty. They recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including the Alliance Mid Cap Growth Portfolio (hereinafter "Clients") and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, Alliance places the interest of their Clients first and expect all of their employees to live up to their fiduciary duty.

     Employee Personal Trading and the Code of Business Conduct and Ethics - Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for Clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401(k)/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a Client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

     Managing Multiple Accounts for Multiple Clients - The investment professional or investment professional teams for the Portfolio have responsibilities for managing all or a portion of the investment of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. Alliance's compensation program for investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.

     Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed based salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards") and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

     An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

     Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Catherine Wood                    [--]



ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO

OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005:

                            REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                            COMPANIES                      VEHICLES                       OTHER ACCOUNTS
                            ------------------------------------------------------------------------------------
                            NUMBER                                                                    TOTAL
PORTFOLIO                   OF          TOTAL ASSETS (IN   NUMBER OF   TOTAL ASSETS (IN   NUMBER OF   ASSETS (IN
MANAGER                     ACCOUNTS    BILLIONS)          ACCOUNTS    BILLIONS) (1)      ACCOUNTS    BILLIONS)
----------------------------------------------------------------------------------------------------------------
James Kang(2)                  [--]            $              [--]             $             [--]          $

Karen Miller(2)                [--]            $              [--]             $             [--]          $

Kathy Peters(2)                [--]            $              [--]             $             [--]          $

Ted Samuels(2)                 [--]            $              [--]             $             [--]          $

Lawrence R. Solomon(3)         [--]            $              [--]             $             [--]          $



(1)Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2)As of December 31, 2004.
(3)As of June 30, 2005.

         The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance:



                        REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                        COMPANIES                    VEHICLES                     OTHER ACCOUNTS
                        -------------------------------------------------------------------------------------
PORTFOLIO               NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
 MANAGER                ACCOUNTS   BILLIONS)(1)      ACCOUNTS   BILLIONS) (1)     ACCOUNTS   BILLIONS)(1)
-------------------------------------------------------------------------------------------------------------
James Kang(2)             [--]             $            [--]           $            [--]             $

Karen Miller(2)           [--]             $            [--]           $            [--]             $

Kathy Peters(2)           [--]             $            [--]           $            [--]             $

Ted Samuels(2)            [--]             $            [--]           $            [--]             $

Lawrence R. Solomon(3)    [--]             $            [--]           $            [--]             $



(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.
(2) As of December 31, 2004.
(3) As of June 30, 2005.

POTENTIAL CONFLICTS OF INTEREST


None


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Capital Guardian uses a system of multiple portfolio managers in managing the Portfolio's assets. (In addition, Capital Guardian's investment analysts may make investment decisions with respect to a portion of the Portfolio's investment portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian small/Mid Cap Portfolio include the Russell MidCap Index and the Custom Russell 2800 Index which includes the Russell 2000 Index and the Russell MidCap Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.


PORTFOLIO MANGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
James S. Kang                     [--]
Karen A. Miller                   [--]
Kathryn M. Peters                 [--]
Theodore R. Samuels               [--]
Lawrence R. Solomon               [--]


ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
      PORTFOLIO       NUMBER OF    TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS  (IN
       MANAGER        ACCOUNTS     BILLIONS)(1)         ACCOUNTS       BILLIONS)(1)         ACCOUNTS      BILLIONS) (1)
---------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier      [--]         $                    [--]           $                    [--]          $
Michael Ericksen      [--]         $                    [--]           $                    [--]          $
David Fisher          [--]         $                    [--]           $                    [--]          $
Karen Miller          [--]         $                    [--]           $                    [--]          $
Ted Samuels           [--]         $                    [--]           $                    [--]          $
Gene Stein            [--]         $                    [--]           $                    [--]          $
Alan Wilson           [--]         $                    [--]           $                    [--]          $


(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance.

                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS  (IN
       MANAGER        ACCOUNTS     BILLIONS)(1)         ACCOUNTS       BILLIONS)(1)         ACCOUNTS      BILLIONS) (1)
---------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier      [--]         $                    [--]           $                    [--]          $
Michael Ericksen      [--]         $                    [--]           $                    [--]          $
David Fisher          [--]         $                    [--]           $                    [--]          $
Karen Miller          [--]         $                    [--]           $                    [--]          $
Ted Samuels           [--]         $                    [--]           $                    [--]          $
Gene Stein            [--]         $                    [--]           $                    [--]          $
Alan Wilson           [--]         $                    [--]           $                    [--]          $


(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


POTENTIAL CONFLICTS OF INTEREST


     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. Capital Guardian has adopted policies and procedures that are designed to minimize the effects of these conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Capital Guardian uses a system of multiple portfolio managers in managing the Portfolio's assets. (In addition, Capital Guardian's investment analysts may make investment decisions with respect to a portion of the Portfolio's investment portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equities Portfolio include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Terry Berkheheier                 [--]
Michael Ericksen                  [--]
David Fisher                      [--]
Karen Miller                      [--]
Ted Samuels                       [--]
Gene Stein                        [--]
Alan Wilson                       [--]


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Richard Skeppstrom    [--]         $                    [--]           $                    [--]          $
John Jordan II        [--]         $                    [--]           $                    [--]          $
Craig Dauer           [--]         $                    [--]           $                    [--]          $
Robert Marshall       [--]         $                    [--]           $                    [--]          $


There were no accounts for which the advisory fee was based on performance.


POTENTIAL CONFLICTS OF INTEREST


     Eagle's portfolio management team manages other accounts with investment strategies similar to the portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when Eagle and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Eagle Asset seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Investment professionals receive a fixed base salary and a fixed amount of deferred compensation along with a variable bonus based on performance and various other variable forms of compensation, including stock options and a RJF Executive benefit plan.

     Eagle Asset has created a compensation plan that provides their investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle Asset. Their investment professionals are compensated as follows:

     - All portfolio managers, analysts, and traders are paid base salaries that are competitive with others in their fields, based on industry surveys;
     - Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
     - Additional deferred compensation plans are provided to key investment professionals;
     - Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results;
     - All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following their respective dates of employment; and
     - All employees receive benefits from Eagle Asset's parent company including a 401(k) plan, profit sharing, Employee Stock Option Plan and Employee Stock Purchase Plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Richard Skeppstrom, II            [--]
Robert R. Marshall                [--]
E. Craig Dauer                    [--]
John G. Jordan, III               [--]



ING EQUITIES PLUS PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann    [--]         $                    [--]           $                    [--]          $



POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
James B. Kauffmann                [--]


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Liu-Er Chen           [--]         $                    [--]           $                    [--]          $


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers may experience certain conflicts of interest in managing the portfolios' investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. Evergreen Investment Management Company ("EIMC") has strict policies and procedures, enforced through diligent monitoring by EIMC's compliance department, to address potential conflicts of interest relating to the allocation of investment opportunities. One potential conflict arises from the weighting scheme used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. Similarly, EIMC has adopted policies and procedures in accordance with Rule 17a-7 relating to transfers effected without a broker-dealer between a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. In addition, EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation for EIMC portfolio managers consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors, including, among others, experience, quality of performance record and breadth of management responsibility.

     The annual bonus has an investment performance component and a subjective evaluation component. The amount of the investment performance component is based on the investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior three years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. The investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager were to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     The investment performance component of Ms. Cullinane's bonus is determined based on comparisons to Lipper MultiCap Growth, Lipper Large Cap Growth and Lipper Large Cap Core composites. The investment performance component of Mr. Chen's bonus is determined based on comparisons to Lipper International Multi-Cap Core, Lipper Gold Oriented Funds, Lipper Healthcare, Lipper Emerging Markets, Lipper International Small Cap Growth and Callan International Equity composites.

     EIMC portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC's publicly traded parent company, based on their performance and/or positions held with EIMC.

     In addition, EIMC portfolio managers may participate, at their election, in various benefits programs, including the following:

          -    medical, dental, vision and prescription benefits;

          -    life, disability and long-term care insurance;

          - before-tax spending accounts relating to dependent care, health care, transportation and parking; and

          - various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees in EIMC, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Liu-Er Chen                       [--]


ING EVERGREEN OMEGA PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Maureen E. Cullinane  [--]         $                    [--]           $                    [--]          $



* Of the [--] other registered investment companies managed by Ms. Cullinane, she is fully responsible for [--] but, as of December 31, 2005, was responsible only for approximately $[--] million of the $[--] million in assets in the others.


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     Portfolio managers may experience certain conflicts of interest in managing the portfolios' investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. Evergreen Investment Management Company ("EIMC") has strict policies and procedures, enforced through diligent monitoring by EIMC's compliance department, to address potential conflicts of interest relating to the allocation of investment opportunities. One potential conflict arises from the weighting scheme used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. Similarly, EIMC has adopted policies and procedures in accordance with Rule 17a-7 relating to transfers effected without a broker-dealer between a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. In addition, EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation for EIMC portfolio managers consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors, including, among others, experience, quality of performance record and breadth of management responsibility.

     The annual bonus has an investment performance component and a subjective evaluation component. The amount of the investment performance component is based on the investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior three years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. The investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager were to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     The investment performance component of Ms. Cullinane's bonus is determined based on comparisons to Lipper MultiCap Growth, Lipper Large Cap Growth and Lipper Large Cap Core composites. The investment performance component of Mr. Chen's bonus is determined based on comparisons to Lipper International Multi-Cap Core, Lipper Gold Oriented Funds, Lipper Healthcare, Lipper Emerging Markets, Lipper International Small Cap Growth and Callan International Equity composites.

     EIMC portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC's publicly traded parent company, based on their performance and/or positions held with EIMC.

     In addition, EIMC portfolio managers may participate, at their election, in various benefits programs, including the following:

          -    medical, dental, vision and prescription benefits;

          -    life, disability and long-term care insurance;

          - before-tax spending accounts relating to dependent care, health care, transportation and parking; and

          - various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees in EIMC, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.


PORTFOLIO MANAGER OWNERSHIP SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Maureen E. Cullinane              [--]


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF           TOTAL ASSETS (IN     NUMBER OF                           NUMBER OF     TOTAL ASSETS (IN
       MANAGER        ACCOUNTS     MILLIONS)            ACCOUNTS       TOTAL ASSETS         ACCOUNTS      MILLIONS)
---------------------------------------------------------------------------------------------------------------------------
Tom Allen             [--]         $                    [--]           $                    [--]          $



* Includes ING FMR(SM) Diversified Mid Cap Portfolio ($[ ] million in assets).


There were no accounts for which advisory fee is based on performance.


CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Tom Allen is the portfolio manager of FMR(SM) Diversified Mid Cap and receives compensation for his services. As of December 31, 200[--], portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.


     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the S&P Mid Cap 400 Index and the pre-tax investment performance of the equity assets of the fund within the Lipper MidCap Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple [(E.G., one-, three-, and five-year)] measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Tom Allen                         [--]


ING FMR(SM) EARNINGS GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES*                        VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF           TOTAL ASSETS (IN     NUMBER OF                           NUMBER OF     TOTAL ASSETS (IN
       MANAGER        ACCOUNTS     MILLIONS)            ACCOUNTS       TOTAL ASSETS         ACCOUNTS      MILLIONS)
---------------------------------------------------------------------------------------------------------------------------
Joe Day               [--]         $                    [--]           $                    [--]          $


* Does not include ING FMR(SM) Earnings Growth Portfolio.

     There were no accounts for which advisory fee is based on performance.


CONFLICTS OF INTEREST


     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Joe Day is the portfolio manager of FMR Earnings Growth effective April 29, 2005 and receives compensation for his services. As of April 29, 2005, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Joe Day                           [--]



ING FMR(SM) SMALL CAP EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

     THE FOLLOWING TABLE SHOWS THE NUMBER OF ACCOUNTS AND TOTAL ASSETS MANAGED BY THE PORTFOLIO MANAGER AS OF DECEMBER 31, 2005:



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Thomas Hense          [--]         $                    [--]           $                    [--]          $



POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Thomas Hense is the portfolio manager of FMR Earnings Growth effective April 29, 2005 and receives compensation for his services. As of April 29, 2005, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

SUB-ADVISER OWNERSHIP OF SECURITIES

     The following table shows the dollar amount range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Thomas Hense                      [--]



ING FRANKLIN INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS

     THE FOLLOWING TABLE SHOWS THE NUMBER OF ACCOUNTS AND TOTAL assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Charles B. Johnson    [--]         $                    [--]           $                    [--]          $
Edward D. Perks       [--]         $                    [--]           $                    [--]          $



POTENTIAL CONFLICTS OF INTEREST

         TO BE PROVIDED LATER

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

         TO BE PROVIDED LATER

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Charles B. Johnson                [--]
Edward D. Perks                   [--]



ING GLOBAL REAL ESTATE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
T. Ritson Ferguson,   [--]         $                    [--]           $                    [--]          $
CFA
Steven D. Burton,     [--]         $                    [--]           $                    [--]          $
CFA



POTENTIAL CONFLICTS OF INTEREST

         TO BE PROVIDED LATER

COMPENSATIONS STRUCTURE OF PORTFOLIO MANAGERS

         TO BE PROVIDED LATER

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
T. Ritson Ferguson, CFA           [--]
Steven D. Burton, CFA             [--]


ING GLOBAL RESOURCES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
John Payne            [--]         $                    [--]           $                    [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     We do not believe there are any material conflicts of interest in respect of the portfolio manager's management of the Portfolio and the other accounts for which he is responsible. Our trade allocation and brokerage policies are designed to ensure that investment opportunities are allocated between all accounts on a fair and equitable basis over time. These policies would typically be implemented when the size of an offering, liquidity or other market conditions means that not all accounts could fully participate in an investment opportunity. The application of these policies which also include reviewing the actual investment performance of accounts with similar investment objectives is monitored by compliance, operational and investment personnel.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Baring believes their investment professionals are provided attractive compensation and incentive packages that are staged at three levels: base salary, incentive bonus and long-term profit sharing. All three stages are described below.

     Baring targets first or second quartile base salaries within our employees' local market of residence (i.e., Boston, London, etc.). To ensure that compensation is competitive, we commission industry recognized remuneration consultants to provide an external independent evaluation of the Baring remuneration structure on an annual basis.

     The total bonus pool is funded based on the after-tax profitability of the entire organization (as it has been for the last 15 years). Baring pays out 50% of its profits (after a capital hurdle) to the bonus compensation pool. Individual distribution for investment professionals is based primarily on team performance (approximately 33%), secondarily on individual contribution (approximately 33%) and finally on a subjective evaluation (approximately 34%). Although there are no guarantees, the incentive bonus can represent several multiples of base salary.

     The final and key feature of the Baring compensation structure is our Long-Term Incentive (Compensation) Plan (LTP), which effectively makes our senior professionals "shareholders" of the firm. On an annual basis, 40% of the total profit share pool is applied to the purchase of phantom equity, which vests on a rolling three-year basis. The value of Baring equity is determined by an independent appraisal firm at the end of each year and a market multiple is applied based on the average of publicly traded asset management firms. As a result of this plan, key employees can directly link their compensation with the growth of the business.

     In addition, employees and their families receive a full package of benefits including medical, life and disability coverage as well as a generous defined contribution plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
John Payne                        [--]


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS(1)   TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Steven M. Barry       [--]         $                    [--]           $                    [--]          $
Gregory H. Ekizian    [--]         $                    [--]           $                    [--]          $
David. G. Shell       [--]         $                    [--]           $                    [--]          $



(1) Of these [--] Other Accounts, [--], with total assets of $[--] have an advisory fee based on performance.

POTENTIAL CONFLICTS OF INTEREST


     GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's
("Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short term gains in their strategies or short term contributions from a portfolio manager in any given year.

     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for these Funds is the Goldman Sachs Internet Index and the S&P 500 Index.

     The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.


     OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Steven M. Barry                   [--]

Gregory H. Ekizian                [--]
David G. Shell                    [--]


ING INTERNATIONAL PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                      OTHER ACCTS
                      -----------------------------------------------------------------------------------------------------
                      NUMBER
      PORTFOLIO       OF                                NUMBER OF                           NUMBER OF
       MANAGER        ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------
Richard T. Saler      [--]         $                    [--]           $                    [--]          $
Phillip A. Schwartz   [--]         $                    [--]           $                    [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.


     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.


     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                  DOLLAR RANGE OF
PORTFOLIO MANAGER                 FUND SHARES OWNED
-----------------                 -----------------
Richard T. Saler                  [--]
Phillip A. Schwartz               [--]


ING JANUS CONTRARIAN PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
David Decker                [--]         $                  [--]          $                  [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in kind when an account is opened, differences in cash flows and account sizes, and similar factors.


COMPENSATION STRUCTURE OF PORTFOLIO MANGER


     The following describes the structure and method of calculating the portfolio manager's compensation as of January 1, 2005.

     The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

     The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of the three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

     The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

     The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

     The Portfolio's Lipper peer group for compensation purposes is the Mid-Cap Growth Funds.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
David Decker                                [--]

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF           TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS 9IN   NUMBER OF     TOTAL ASSETS (IN
       MANAGER              ACCOUNTS     MILLIONS)          ACCOUNTS      BILLIONS)          ACCOUNTS      MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
Richard Schmidt             [--]         $                  [--]          $                  [--]          $
Austin Forey                [--]         $                  [--]          $                  [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Austin Forey                                [--]



Richard Schmidt                             [--]



ING JPMORGAN SMALL CAP EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF           TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN
       MANAGER              ACCOUNTS     BILLIONS)          ACCOUNTS      BILLIONS)          ACCOUNTS      MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
Chris T. Blum               [--]         $                  [--]          $                  [--]          $
Dennis Ruhl                 [--]         $                  [--]          $                  [--]          $

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Chris T. Blum                               [--]

Dennis Ruhl                                 [--]



ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF           TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN
       MANAGER              ACCOUNTS     BILLIONS)          ACCOUNTS      MILLIONS)          ACCOUNTS      BILLIONS)
------------------------------------------------------------------------------------------------------------------------------
Bradford L. Frishberg       [--]         $                  [--]          $                  [--]          $
Alan H. Gutmann             [--]         $                  [--]          $                  [--]          $
Glenn Gawronski             [--]         $                  [--]          $                  [--]          $


None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Bradford L. Frishberg                       [--]

Alan H. Gutmann                             [--]

Glenn Gawronski                             [--]


ING JULIUS BAER FOREIGN PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF           TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN
       MANAGER              ACCOUNTS     MILLIONS)          ACCOUNTS      MILLIONS)          ACCOUNTS      MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
Rudolph-Riad Younes         [--]         $                  [--]          $                  [--]          $

Richard Pell                [--]         $                  [--]          $                  [--]          $



POTENTIAL CONFLICTS OF INTEREST


     Generally, JBIM does not recommend securities to clients that it buys or sells for itself. However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

     JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into JBIM's Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

     On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM's recommendations, whichever shall occur first, or in the event the client accepts JBIM's recommendation, until the client's transaction is completed.

     In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm. Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance. Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group. The Julius Baer Group's compensation/incentive programs are as follows: a long-term retirement plan and a confidential long-term stock option incentive plan.

     In May 2004, JBIM took steps to ensure continuity within the business line. The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business. This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Rudolph-Riad Younes                         [--]

Richard Pell                                [--]


ING LEGG MASON VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF           TOTAL ASSETS (IN   NUMBER OF     TOTAL ASSETS (IN   NUMBER OF
       MANAGER              ACCOUNTS     BILLIONS)          ACCOUNTS      BILLIONS)          ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
Mary Chris Gay              [--]         $                  [--]          $                  [--]          $

* [--] of the [--] accounts receives a performance-based fee. As of December 31, 2005, the account that receives a performance-based fee had total assets of $[--].

POTENTIAL CONFLICTS OF INTEREST

     The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment adviser may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

     In the opinion of the investment adviser for the Portfolio, the portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager's contribution to the investment adviser's research process, and trends in industry compensation levels and practices.


     The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Mary Chris Gay                              [--]


ING LIMITED MATURITY BOND PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann          [--]         $                  [--]          $                  [--]          $



* [--] account (with $[--] in assets under management) receives a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
James B. Kauffmann                          [--]


ING LIQUID ASSETS PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
David S. Yealy              [--]         $                  [--]          $                  [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
David S. Yealy                              [--]



ING LORD ABBETT AFFILIATED PORTFOLIO

OTHER MANAGED ACCOUNTS

     As stated in the prospectus, Lord Abbett uses a team of investment adviser and analysts acting together to manage the investments of the portfolio.

     Eli M. Salzmann and Sholom Dinsky head the team of the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the portfolio.

     The following table indicates for the Portfolio as of December 31, 2005:
(1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans+ (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries++ unaffiliated with Lord Abbett. (The data shown below are approximate.)

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED
                                  COMPANIES                 INVESTMENT VEHICLES                     OTHER ACCTS*
                            --------------------------------------------------------------------------------------------------
                            NUMBER                          NUMBER        TOTAL              NUMBER
                            OF           TOTAL ASSETS       OF            ASSETS (IN         OF            TOTAL ASSETS
     PORTFOLIO MANAGER      ACCOUNTS     (IN MILLIONS)      ACCOUNTS      MILLIONS)          ACCOUNTS      (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------
Eli M. Salzmann             [--]         $                  [--]          $                  [--]*         $*

Sholom Dinsky               [--]         $                  [--]          $                  [--]*         $*



----------
          + "Retirement and Benefit Plans" include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.
          ++ "Financial Intermediaries" include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees,

          * Included in the number of accounts and total assets is [--] account with respect to which the management fee is based on the performance of the account; such account totals approximately $[--] million in total assets.

POTENTIAL CONFLICTS OF INTEREST

     Conflicts of interest may arise in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment adviser potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment adviser's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment adviser's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment adviser's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment adviser's assets under management, the revenues generated by those assets, or the profitability of the investment adviser's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

         Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment adviser's profit-sharing account are based on a percentage of the investment adviser's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2005. This table includes the value of shares beneficially owned by such investment advisers through 401(k) plans and certain other plans or accounts, if any.



                                                   DOLLAR RANGE OF
PORTFOLIO MANAGER                           PORTFOLIO SHARES OWNED
-----------------                           ----------------------
Eli M. Salzmann                             [--]

Sholom Dinsky                               [--]


ING MARSICO GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
Thomas F. Marsico           [--]         $                  [--]          $                  [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trustaccounts. Portfolio managers make investment decisions for each portfolio, including the ING Marsico Growth Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marciso.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.




                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Thomas F. Marsico                           [--]


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
James G. Gendelman          [--]         $                  [--]          $                  [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trustaccounts. Portfolio managers make investment decisions for each portfolio, including Marsico Growth, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, the portfolio manager may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
James G. Gendelman                          [--]


ING MERCURY LARGE CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                            COMPANIES                       VEHICLES                                OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                            NUMBER
       PORTFOLIO            OF                              NUMBER OF                        NUMBER OF
       MANAGER              ACCOUNTS     TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.         [--]         $                  [--]          $                  [--]          $

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.


POLICIES AND PROCEDURES

     COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

     CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

     OTHER BENEFITS


     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Robert C. Doll, Jr.                         [--]



ING MERCURY LARGE CAP VALUE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                                 COMPANIES                          VEHICLES                             OTHER ACCTS
                            --------------------------------------------------------------------------------------------------
                               NUMBER                           NUMBER                           NUMBER
       PORTFOLIO                 OF                               OF                               OF
       MANAGER                ACCOUNTS       TOTAL ASSETS      ACCOUNTS        TOTAL ASSETS     ACCOUNTS        TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------------------
    Robert C. Doll              [--]             $               [--]             $               [--]             $



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

     COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

     BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

     CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

     OTHER BENEFITS

     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Robert C. Doll                                       [--]



ING MFS MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS*  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
David E. Sette-Ducati  [--]      $              [--]       $             [--]       $

Eric B. Fischman       [--]      $              [--]       $             [--]       $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

          - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
David E. Sette-Ducati                                [--]

Eric B. Fischman                                     [--]

ING MFS TOTAL RETURN PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS*  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Brooks Taylor          [--]      $              [--]       $             [--]       $

Kenneth J. Enright     [--]      $              [--]       $             [--]       $

Steven R. Gorham       [--]      $              [--]       $             [--]       $

Michael W. Roberge     [--]      $              [--]       $             [--]       $

William J. Adams       [--]      $              [--]       $             [--]       $

William P. Douglas     [--]      $              [--]       $             [--]       $

Alan T. Langsner       [--]      $              [--]       $             v          $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

          - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brooks Taylor                                        [--]
Kenneth J. Enright                                   [--]
Steven R. Gorham                                     [--]
Michael W. Roberge                                   [--]
William J. Adams                                     [--]
William P. Douglas                                   [--]
Alan T. Langsner                                     [--]
                                                     [--]


ING MFS UTILITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS*  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Maura A. Shaughnessy   [--]      $              [--]       $             [--]       $

Robert D. Parsons      [--]      $              [--]       $             [--]       $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

          - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

          - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Maura A. Shaughnessy                                 [--]

Robert D. Parsons                                    [--]


ING OPPENHEIMER MAIN STREET PORTFOLIO(R)


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                       COMPANIES                    VEHICLES                       OTHER ACCTS
                       -----------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF        TOTAL ASSETS (IN   NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  MILLIONS)          ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
----------------------------------------------------------------------------------------------------
Nikolaos Monoyios      [--]      $                  [--]       $             [--]       $

Marc Reinganum         [--]      $                  [--]       $             [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     As indicated above, each of the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds, Inc. than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund or account. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize its fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Portfolio's portfolio managers are employed and compensated by OppenheimerFunds, Inc., not the Portfolio. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2005, each portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in the OppenheimerFunds, Inc.'s deferred compensation plan.


     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the fund is Lipper Large Cap Core Funds Index. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers' compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers. The compensation structure of the other funds managed by the portfolio managers is the same as the compensation structure of the Portfolio, described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Nikolaos Monoyios                                    [--]

Marc Reinganum                                       [--]



ING PIMCO CORE BOND PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                       COMPANIES                    VEHICLES                             OTHER ACCTS
                       -------------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF        TOTAL ASSETS (IN   NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
       MANAGER         ACCOUNTS  MILLIONS)          ACCOUNTS   MILLIONS)         ACCOUNTS*  MILLIONS)
------------------------------------------------------------------------------------------------------------
Pasi Hamalainen        [--]      $                  [--]       $                 [--]       $

* [--] of these accounts (with combined assets of $[--]) receive a performance-based fee.

POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advice certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;
     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     -    Amount and nature of assets managed by the portfolio manager;
     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.

     Final award amounts are determined by PIMCO Compensation Committee.

     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Pasi Hamaleinen                                      [--]

ING PIMCO HIGH YIELD BOND PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                       COMPANIES                    VEHICLES                             OTHER ACCTS
                       -------------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF        TOTAL ASSETS (IN   NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
       MANAGER         ACCOUNTS  MILLIONS)          ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
------------------------------------------------------------------------------------------------------------
Raymond G. Kennedy     [--]      $                  [--]       $                 [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advice certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;
     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     -    Amount and nature of assets managed by the portfolio manager;
     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.

     Final award amounts are determined by PIMCO Compensation Committee.

     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a

California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Raymond G. Kennedy                                   [--]


ING PIONEER FUND PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
John A. Carey          [--]      $              [--]       $             [--]       $

Walter Hunnewell, Jr.  [--]      $              [--]       $             [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.
     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).
     - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
     - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
John A. Carey                                        [--]

Walter Hunnewell, Jr.                                [--]


ING PIONEER MID CAP VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
J. Rodman Wright       [--]      $              [--]       $             [--]       $

Sean Gavin             [--]      $              [--]       $             [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.
     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).
     - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
     - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
J. Rodman Wright                                     [--]

Sean Gavin                                           [--]


ING SALOMON BROTHERS ALL CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                      COMPANIES                      VEHICLES                            OTHER ACCTS
                      --------------------------------------------------------------------------------------
                      NUMBER                         NUMBER
    PORTFOLIO         OF           TOTAL ASSETS (IN  OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
     MANAGER          ACCOUNTS     BILLIONS)         ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)
------------------------------------------------------------------------------------------------------------
John G. Goode         [--]         $                 [--]      $                 [--]       $

Peter J. Hable        [--]         $                 [--]      $                 [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     Potential conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

     The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, CAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.


     These potential conflicts include:

     ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

     PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.


     SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

     RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment adviser and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANGERS


     Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.


     CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment advisers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.


     Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
John G. Goode                                        [--]

Peter J. Hable                                       [--]



ING STOCK INDEX PORTFOLIO

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Hugh Whelan            [--]      $              [--]       $             [--]       $



POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Hugh Whelan                                          [--]


ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Stephen W. Boesel      [--]      $              [--]       $             [--]       $



POTENTIAL CONFLICTS OF INTEREST


     We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

     T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Stephen W. Boesel                                    [--]


ING T. ROWE EQUITY INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Brian C. Rogers        [--]      $              [--]       $             [--]       $



POTENTIAL CONFLICTS OF INTEREST


     We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

     T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long term success and are highly valued.

     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brian C. Rogers                                      [--]



ING TEMPLETON GLOBAL GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT
                       COMPANIES                    OTHER POOLED INVESTMENT VEHICLES           OTHER ACCTS
                       -------------------------------------------------------------------------------------------
     PORTFOLIO         NUMBER OF  TOTAL ASSETS      NUMBER OF  TOTAL ASSETS           NUMBER OF  TOTAL ASSETS
     MANAGER           ACCOUNTS   (IN BILLIONS)(1)  ACCOUNTS   (IN BILLIONS) (1)      ACCOUNTS   (IN BILLIONS) (1)
     -------------------------------------------------------------------------------------------------------------
     Murdo Murchison   [--]       $                 [--]       $                      [--]       $
     Jeffrey A.        [--]       $                 [--]       $                      [--]       $
     Everett
     Lisa F. Myers     [--]       $                 [--]       $                      [--]       $



     (1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

POTENTIAL CONFLICTS OF INTEREST

         The management of multiple funds, including the Portfolio, and accounts may give rise to potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

         The separate management of the trade execution and valuation functions from the Portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

         The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus. Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that the Fund's Code of Ethics will adequately address such conflicts.

         The manager and the Fund have adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

         The Portfolio Manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

         BASE SALARY.  Each portfolio manager is paid a base salary.

         ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

               - Investment Performance: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

               - Research: Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

               - Non-Investment Performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

               - Responsibilities: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

         ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent. Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                            DOLLAR RANGE OF
         PORTFOLIO MANAGER                                  PORTFOLIO SHARES OWNED
         -----------------                                  ----------------------
         Murdo Murchison                                    [--]

         Jeffrey A. Everett                                 [--]

         Lisa F. Myers                                      [--]


ING UBS U.S. ALLOCATION PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                       COMPANIES                    VEHICLES                             OTHER ACCTS
                       -------------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF        TOTAL ASSETS (IN   NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
       MANAGER         ACCOUNTS  MILLIONS)          ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
------------------------------------------------------------------------------------------------------------
Brian D. Singer        [--]      $                  [--]       $                 [--]       $


*approximately includes model for wrap accounts

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The portfolio management team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The portfolio managers receive a base salary and incentive compensation based on their personal performance.

     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

          - Competitive salary, benchmarked to maintain competitive compensation opportunities.

          - Annual bonus, tied to individual contributions and investment performance.

          - UBS equity awards, promoting company-wide success and employee retention.

          - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

     UBS AG EQUITY. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

     Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brian D. Singer                                      [--]


ING VAN KAMPEN EQUITY GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                      COMPANIES                      VEHICLES                            OTHER ACCTS
                      --------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF           TOTAL ASSETS (IN  NUMBER OF TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
     MANAGER          ACCOUNTS     BILLIONS)         ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)
------------------------------------------------------------------------------------------------------------
Dennis Lynch          [--]         $                 [--]      $                 [--]       $

David Cohen           [--]         $                 [--]      $                 [--]       $

Sam Chainani          [--]         $                 [--]      $                 [--]       $



POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Dennis Lynch                                         [--]
David Cohen                                          [--]

Sam Chainani                                         [--]


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT        OTHER POOLED INVESTMENT
                       COMPANIES                    VEHICLES                             OTHER ACCTS
                       -------------------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF        TOTAL ASSETS (IN   NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
       MANAGER         ACCOUNTS  MILLIONS)          ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
------------------------------------------------------------------------------------------------------------
Hassan Elmasry         [--]      $                  [--]       $                 [--]       $

Paras Dodhia           [--]      $                  [--]       $                 [--]       $

Ewa Borowska           [--]      $                  [--]       $                 [--]       $

Michael Allison        [--]      $                  [--]       $                 [--]       $

Jayson Vowles          [--]      $                  [--]       $                 [--]       $



POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Hassan Elmasry                              [--]
Paras Dodhia                                [--]
Ewa Borowska                                [--]
Michael Allison                             [--]
Jayson Vowles                               [--]

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                       COMPANIES                VEHICLES                       OTHER ACCTS
                       -------------------------------------------------------------------------
                       NUMBER
      PORTFOLIO        OF                       NUMBER OF                NUMBER OF
       MANAGER         ACCOUNTS  TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
James A. Gilligan      [--]      $              [--]       $             [--]       $

Thomas Bastian         [--]      $              [--]       $             [--]       $

Sergio Marcheli        [--]      $              [--]       $             [--]       $

James O. Roeder        [--]      $              [--]       $             [--]       $

Vincent V. Vizachero   [--]      $              [--]       $             [--]       $



POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
James A. Gilligan                           [--]
Thomas Bastian                              [--]
Sergio Marcheli                             [--]
James O. Roeder                             [--]
Vincent Vizachero                           [--]


ING VAN KAMPEN REAL ESTATE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT          OTHER POOLED INVESTMENT
                      COMPANIES                      VEHICLES                            OTHER ACCTS
                      --------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF           TOTAL ASSETS (IN  NUMBER OF TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
     MANAGER          ACCOUNTS     BILLIONS)         ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)
------------------------------------------------------------------------------------------------------------
Theodore R. Bigman    [--]         $                 [--]      $                 [--]       $



The portfolio manager manages [--] accounts with a total of $[--] million with performance based fees.

POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Theodore R. Bigman                                   [--]



ING VP INDEX PLUS INTERNATIIONAL EQUITY PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                    REGISTERED INVESTMENT      OTHER POOLED
                          COMPANIES        INVESTMENT VEHICLES     OTHER ACCTS
                    ------------------------------------------------------------
                     NUMBER                 NUMBER               NUMBER
                       OF         TOTAL       OF       TOTAL       OF      TOTAL
PORTFOLIO MANAGER   ACCOUNTS     ASSETS    ACCOUNTS    ASSETS   ACCOUNTS  ASSETS
--------------------------------------------------------------------------------
  Carl Ghielen        [--]         $         [--]        $        [--]      $
  Martin Jansen       [--]         $         [--]        $        [--]      $



POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Carl Ghielen                                         [--]
Martin Jansen                                        [--]



ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO

OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                            REGISTERED INVESTMENT      OTHER POOLED
                                  COMPANIES        INVESTMENT VEHICLES     OTHER ACCTS
                            ------------------------------------------------------------
                             NUMBER                 NUMBER               NUMBER
                               OF         TOTAL       OF       TOTAL       OF      TOTAL
   PORTFOLIO MANAGER        ACCOUNTS     ASSETS    ACCOUNTS    ASSETS   ACCOUNTS  ASSETS
----------------------------------------------------------------------------------------
Robert J. Costomiris, CFA     [--]         $         [--]        $        [--]      $



POTENTIAL CONFLICTS OF INTEREST

         As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

         Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

          Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

         Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

         Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

         Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                    DOLLAR RANGE OF
PORTFOLIO MANAGER                   FUND SHARES OWNED
-----------------------------------------------------
Robert J. Costomiris, CFA           [--]



ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                              REGISTERED INVESTMENT            OTHER POOLED
                                    COMPANIES               INVESTMENT VEHICLES             OTHER ACCTS
                           -------------------------------------------------------------------------------------
                             NUMBER                         NUMBER                     NUMBER
                               OF           TOTAL             OF           TOTAL         OF           TOTAL
    PORTFOLIO MANAGER       ACCOUNTS        ASSETS         ACCOUNTS       ASSETS      ACCOUNTS       ASSETS
----------------------------------------------------------------------------------------------------------------
    Robert Costomiris         [--]            $              [--]            $          [--]            $



POTENTIAL CONFLICTS OF INTEREST

     As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

     Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

      Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

     Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

     Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                    DOLLAR RANGE OF
PORTFOLIO MANAGER                   FUND SHARES OWNED
-----------------------------------------------------
Robert J. Costomiris, CFA           [--]


                          EXPENSE LIMITATION AGREEMENT


     DSI has entered into an expense limitation agreement with the Portfolios listed below pursuant to which DSI has agreed to waive or limit its fees. In connection with this agreement, DSI will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of DSI) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Adviser within three years.



                           PORTFOLIO                              SERVICE 2            CLASS I            CLASS S
     -------------------------------------------------------------------------------------------------------------
     ING Equities Plus Portfolio                                    0.80%               0.40%              0.65%
     ING FMR(SM) Earnings Growth Portfolio                          1.15%               0.75%              1.00%
     ING FMR(SM) Small Cap Equity Portfolio                         1.40%               1.00%              1.25%
     ING Franklin Income Portfolio
     ING Global Real Estate Portfolio                               1.40%               1.00%              1.25%
     ING Goldman Sachs Tollkeeper(SM) Portfolio                     1.55%               1.15%              1.40%
     ING JPMorgan Value Opportunities Portfolio                     0.93%               0.53%              0.78%
     ING Marsico International Opportunities Portfolio              1.08%               0.68%              0.93%
     ING MFS Utilities Portfolio                                    1.20%               0.80%              1.05%
     ING Pioneer Fund Portfolio                                     0.71%               0.96%              1.11%
     ING Pioneer Mid Cap Value Portfolio                            0.65%               0.90%              1.05%
     ING Quantitative Small Cap Value Portfolio
     ING VP Index Plus International Equity Portfolio               0.95%               0.55%              0.80%
     ING Wells Fargo Small Cap Disciplined Portfolio                1.27%               0.87%              1.12%



     The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007 for Equities Plus, FMR(SM) Small Cap Equity, Global Real Estate, Goldman Sachs Tollkeeper(SM), MFS Utilities, VP Index Plus International Equity, and Wells Fargo Small Cap Disciplined. The expense limitations for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and Pioneer Mid CapValue shall continue through September 23, 2007. These Portfolios' expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior notice to DSI at its principal place of business. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for Pioneer Fund through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     Further, the Adviser has voluntarily agreed to waive its rights to recoupment under Section 2 of the Expense Limitation Agreement between DSI and the Trust, dated January 1, 2005, for the Service 2 Class, Class I, and Class S shares of Goldman Sachs Tollkeeper. DSI waives its rights to recoupment for the period from January 1, 2005 through December 31, 2005.

                                  ADMINISTRATOR

     ING Funds Services ("Administrator") serves as Administrator for Equities Plus, FMR(SM) Earnings Growth, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities Portfolios, and VP Index Plus International Equity except for those services performed by the Adviser under the Advisory Agreement, the Sub-Adviser under the respective sub-advisory agreements, if applicable, the Custodian for the FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement and such other service providers as may be retained by FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios from time to time. The Administrator acts as a liaison among these service providers to FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. ING Funds Services also furnishes FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions for the Portfolios.


     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.


     During periods when FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

     The Administrator did not receive any fees on behalf of Equities Plus, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities MFS Utilities, Quantitative Small Cap Value, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2005.

                          DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolios' distributor and principal underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Adviser to the Trust and therefore is an affiliate to the Trust.


     The Trustees have classified shares of each of the Portfolios into three classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; and Service 2 Class ("Service 2") shares. Stock Index offers Class I shares only. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the Class I, Class S and Service 2 shares have the features described below:

     The Class I shares are not subject to an initial sales charge, [contingent deferred sales charge], shareholder servicing fee or a Rule 12b-1 distribution fee.

     The Class S shares are not subject to an initial sales charge, [contingent deferred sales charge] or Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

     The Service 2 shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for Service 2 shares. The expense waiver will continue through at least [May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.


     DISTRIBUTION PLAN

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act (the "Plan") on behalf of the Service 2 shares of the Portfolios (the "12b-1 Portfolios").

     The Plan provides that the Service 2 shares of the 12b-1 Portfolios shall pay a distribution fee (the "Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The Service 2 shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

     The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.25% of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


     As of fiscal year ended December 31, 2005, Service 2 shares of the PIMCO High Yield and Limited Maturity Bond Portfolios were not yet offered. As a result, no payments for these two Portfolios were made under the Plan during 2005.

SHAREHOLDER SERVICING AGREEMENT

     Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the Class S and Service 2 shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.

     In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's Service 2 and Class S shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID


     For the fiscal year ended December 31, 2005, the Shareholder Services Agent received fees from Service 2 and Class S shares of the Portfolios in the amounts set forth below. Additionally, the Distributor received distribution fees in connection with the costs of promotion and distribution-related expenses for the Service 2 shares of the Portfolios for the fiscal period ended December 31, 2005 as set forth below. The Distributor in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer Service 2 shares through variable annuity or variable life insurance or other qualified retirement plan products.

     Because Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate AND Quantitative Small Cap Value had not commenced operations as of December 31, 2005, payments have not been made under the Distribution Plan and Shareholder Services Agreement.

DISTRIBUTION FEES


                      ALLIANCEBERNSTEIN
                           MID CAP         CAPITAL GUARDIAN      CAPITAL GUARDIAN         EAGLE ASSET
                           GROWTH         SMALL/MID CAP (1)     U.S. EQUITIES (1)    CAPITAL APPRECIATION      EQUITIES PLUS
                   -------------------------------------------------------------------------------------------------------------
                               SERVICE
                     CLASS S      2       CLASS S   SERVICE 2   CLASS S   SERVICE 2   CLASS S   SERVICE 2    Class S   SERVICE 2
                   ----------  --------  --------  ----------  --------  ----------  --------  -----------  --------  ----------
Advertising                $         $          $           $         $           $         $           $          $           $

Printing                   $         $          $           $         $           $         $           $          $           $
Salaries &
Commissions                $         $          $           $         $           $         $           $          $           $

Broker Servicing           $         $          $           $         $           $         $           $          $           $

Miscellaneous              $         $          $           $         $           $         $           $          $           $
                   -------------------------------------------------------------------------------------------------------------
Total                      $         $          $           $         $           $         $           $          $           $
                   =============================================================================================================



                                                                  FMR(SM)
                        EVERGREEN            EVERGREEN          DIVERSIFIED           GLOBAL                      GOLDMAN SACHS
                     HEALTH SCIENCES           OMEGA              MID CAP           RESOURCES(1)                  TOLLKEEPER(SM)
                   ---------------------------------------------------------------------------------------------------------------
                                                   SERVICE            SERVICE
                   CLASS S  SERVICE 2   CLASS S       2      CLASS S     2      CLASS S    SERVICE 2  CLASS I  CLASS S   SERVICE 2
                   -------  ---------   -------   ---------  -------  --------  --------  ----------  -------  -------  ----------
Advertising              $          $         $          $         $        $         $            $        $        $           $

Printing                 $          $         $          $         $        $         $            $        $        $           $
Salaries &
Commissions              $          $         $          $         $        $         $            $        $        $           $

Broker Servicing         $          $         $          $         $        $         $            $        $        $           $

Miscellaneous            $          $         $          $         $        $         $            $        $        $           $
                  ----------------------------------------------------------------------------------------------------------------
Total                    $          $         $          $         $        $         $            $        $        $           $
                  ================================================================================================================

                                                               JPMORGAN EMERGING               JPMORGAN
                       INTERNATIONAL     JANUS CONTRARIAN (1)  MARKETS EQUITY (1)          SMALL CAP EQUITY
                   ----------------------------------------------------------------------------------------------
                                                    SERVICE
                   CLASS S   SERVICE 2   CLASS S       2      CLASS S   SERVICE 2   CLASS S   SERVICE 2   CLASS I
                   -------   ---------   -------    -------   -------   ---------   -------   ---------   -------
Advertising              $           $         $          $         $           $         $           $         $

Printing                 $           $         $          $         $           $         $           $         $
Salaries &
Commissions              $           $         $          $         $           $         $           $         $

Broker Servicing         $           $         $          $         $           $         $           $         $

Miscellaneous            $           $         $          $         $           $         $           $         $
                  -----------------------------------------------------------------------------------------------
Total                    $           $         $          $         $           $         $           $         $
                  ===============================================================================================



                             JULIUS                    LEGG MASON              LIMITED MATURITY               LIQUID
                          BAER FOREIGN                    VALUE                      BOND                     ASSETS
                  ---------------------------------------------------------------------------------------------------------------
                  CLASS S  SERVICE 2  CLASS I  CLASS S   SERVICE 2   CLASS I  CLASS S   SERVICE 2   CLASS S   SERVICE 2   CLASS I
                  -------  ---------  -------  -------   ---------   -------  -------   ---------   -------   ---------   --------
Advertising             $          $        $        $           $         $        $           $         $           $         $

Printing                $          $        $        $           $         $        $           $         $           $         $
Salaries &
Commissions             $          $        $        $           $         $        $           $         $           $         $

Broker Servicing        $          $        $        $           $         $        $           $         $           $         $

Miscellaneous           $          $        $        $           $         $        $           $         $           $         $
                  -------------------------------------------- ------------------------------------------------------------------
Total                   $          $        $        $           $         $        $           $         $           $         $
                  ============================================-==================================================================

                            MARSICO             MERCURY LARGE CAP             MFS MID CAP
                            GROWTH                 GROWTH (1)                   GROWTH
                  -------------------------------------------------------------------------------
                  CLASS S  SERVICE 2  CLASS I  CLASS S   SERVICE 2   CLASS S  SERVICE 2   CLASS I
                  -------  ---------  -------  -------   ---------   -------  ----------  -------
Advertising             $          $        $        $           $         $          $         $

Printing                $          $        $        $           $         $          $         $
Salaries &
Commissions             $          $        $        $           $         $          $         $

Broker Servicing        $          $        $        $           $         $          $         $

Miscellaneous           $          $        $        $           $         $          $         $
                  -------------------------------------------------------------------------------
Total                   $          $        $        $           $         $          $         $
                  ===============================================================================



                              MFS                      OPPENHEIMER              PIMCO               PIMCO         SALOMON BROTHERS
                          TOTAL RETURN                 MAIN STREET            CORE BOND          HIGH YIELD            ALL CAP
                  ------------------------------------------------------------------------------------------------------------------
                                                        SERVICE
                  CLASS S  SERVICE 2  CLASS I  CLASS S     2     CLASS I  CLASS S  SERVICE 2  CLASS S  SERVICE 2  CLASS S  SERVICE 2
                  -------  ---------  -------  -------  -------  -------  -------  ---------  -------  ---------  -------  ---------
Advertising             $          $        $        $        $        $        $          $        $          $        $        $

Printing                $          $        $        $        $        $        $          $        $          $        $        $
Salaries &
Commissions             $          $        $        $        $        $        $          $        $          $        $        $

Broker Servicing        $          $        $        $        $        $        $          $        $          $        $        $

Miscellaneous           $          $        $        $        $        $        $          $        $          $        $        $
                  -----------------------------------------------------------------------------------------------------------------
Total                   $          $        $        $        $        $        $          $        $          $        $        $
                  =================================================================================================================

                                              T. ROWE PRICE               T. ROWE PRICE
                                                 CAPITAL                     EQUITY
                       STOCK INDEX            APPRECIATION                   INCOME
                  ----------------------------------------------------------------------------
                  CLASS I  SERVICE 2  CLASS S  SERVICE 2  CLASS I  CLASS S  SERVICE 2  CLASS I
                  -------  ---------  -------  ---------  -------  -------  ---------  -------
Advertising             $          $        $          $        $        $          $        $

Printing                $          $        $          $        $        $          $        $
Salaries &
Commissions             $          $        $          $        $        $          $        $

Broker Servicing        $          $        $          $        $        $          $        $

Miscellaneous           $          $        $          $        $        $          $        $
                  ----------------------------------------------------------------------------
Total                   $          $        $          $        $        $          $        $
                  ============================================================================



                         UBS                   VAN KAMPEN               VAN KAMPEN           VAN KAMPEN
                         U.S.                    EQUITY                   GLOBAL             GROWTH AND
                    ALLOCATION (1)               GROWTH                  FRANCHISE             INCOME
                  ------------------------------------------------------------------------------------------------
                                               SERVICE
                  CLASS S  SERVICE 2  CLASS S     2      CLASS I   CLASS S  SERVICE 2  CLASS S  SERVICE 2  CLASS I
                  -------  ---------  -------  --------  -------   -------  ---------  -------  ---------  -------
Advertising             $          $        $         $        $         $          $        $          $        $

Printing                $          $        $         $        $         $          $        $          $        $
Salaries &
Commissions             $          $        $         $        $         $          $        $          $        $

Broker Servicing        $          $        $         $        $         $          $        $          $        $

Miscellaneous           $          $        $         $        $         $          $        $          $        $
                  ------------------------------------------------------------------------------------------------
Total                   $          $        $         $        $         $          $        $          $        $
                  ================================================================================================

                                      VAN KAMPEN
                                     REAL ESTATE               VP INDEX PLUS
                           -----------------------------   INTERNATIONAL EQUITY
                           CLASS S   SERVICE 2   CLASS I   SERVICE   SERVICE 2
                           -------   ---------   -------   -------   ---------
Advertising                      $           $         $   $         $

Printing                         $           $         $   $         $
Salaries &
Commissions                      $           $         $   $         $

Broker Servicing                 $           $         $   $         $

Miscellaneous                    $           $         $   $         $
                           -----------------------------
Total                            $           $         $   $         $
                           =============================



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

SHAREHOLDER SERVICE FEES



                                                                             SHAREHOLDER SERVICES AGREEMENT
     --------------------------------------------------------------------------------------------------------------
                              PORTFOLIOS                                2005            2004             2003
     --------------------------------------------------------------------------------------------------------------
     ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
     Service 2                                                                    $        12,332   $         3,809
     Class S                                                                      $     1,386,455   $       960,951

     ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (1)
     Service 2                                                                    $         8,673   $         3,972
     Class S                                                                      $     1,368,773   $     1,089,963

     ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (1)
     Service 2                                                                    $        12,201   $         8,666
     Class S                                                                      $     1,561,907   $     1,009,866

     ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO

     Service 2                                                                    $         2,188   $         1,387
     Class S                                                                      $       541,843   $       457,584

     ING EVERGREEN HEALTH SCIENCES PORTFOLIO
     Service 2                                                                    $         1,263               N/A
     Class S                                                                      $        37,281               N/A

     ING EVERGREEN OMEGA PORTFOLIO
     Service 2                                                                    $           107               N/A
     Class S                                                                      $         5,800               N/A

     ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO
     Service 2                                                                    $         8,795   $         4,388
     Class S                                                                      $       471,117   $       299,700

     ING FMR(SM) EARNINGS GROWTH PORTFOLIO
     Service 2                                                                               [--]              [--]
     Class S                                                                                 [--]              [--]

     ING GLOBAL RESOURCES PORTFOLIO (1)
     Service 2                                                                    $         9,175   $         2,542
     Class S                                                                      $       411,178   $       211,900

     ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO
     Service 2                                                                    $         4,823   $         2,152
     Class S                                                                      $       144,593   $        76,995

     ING INTERNATIONAL PORTFOLIO
     Service 2                                                                    $         9,993   $         5,271
     Class S                                                                      $       468,419   $       376,024

     ING JANUS CONTRARIAN PORTFOLIO (1)
     Service 2                                                                    $         2,194   $           714
     Class S                                                                      $       139,555   $        82,250

     ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (1)
     Service 2                                                                    $         6,015   $         1,759
     Class S                                                                      $       310,180   $       186,543

     ING JPMORGAN SMALL CAP EQUITY PORTFOLIO
     Service 2                                                                    $        28,737   $        11,017
     Class S                                                                      $       242,767   $        80,300

     ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
     Service 2                                                                               [--]              [--]
     Class S                                                                                 [--]              [--]

     ING JULIUS BAER FOREIGN PORTFOLIO
     Service 2                                                                    $        12,081   $         2,652
     Class S                                                                      $       388,762   $        46,283

     ING LEGG MASON VALUE PORTFOLIO
     Service 2                                                                    $        12,582   $         9,688
     Class S                                                                      $       611,126   $       439,900

     ING LIMITED MATURITY BOND PORTFOLIO

                              PORTFOLIOS                                     SHAREHOLDER SERVICES AGREEMENT
     --------------------------------------------------------------------------------------------------------------
     Service 2                                                                    $     1,187,526   $     1,576,847
     Class S                                                                      ---------------   ---------------



                                                                        2005            2004             2003
     --------------------------------------------------------------------------------------------------------------
     ING LIQUID ASSETS PORTFOLIO
     Service 2                                                                    $        15,868   $         9,254
     Class S                                                                      $     2,099,739   $     2,466,514

     ING LORD ABBETT AFFILIATED PORTFOLIO
     Service 2                                                                    $         2,095   $         1,464
     Class S                                                                      $       410,226   $       273,178

     ING MARSICO GROWTH PORTFOLIO
     Service 2                                                                    $        16,597   $         8,511
     Class S                                                                      $     2,074,094   $     1,753,795

     ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
     Service 2                                                                               [--]              [--]
     Class S                                                                                 [--]              [--]

     ING MERCURY LARGE CAP GROWTH PORTFOLIO (1)
     Service 2                                                                    $         2,231   $         1,087
     Class S                                                                      $        38,615   $        22,861

     ING MERCURY LARGE CAP VALUE PORTFOLIO (1)
     Service 2                                                                    $         2,259   $           657
     Class S                                                                      $        95,847   $        36,884

     ING MFS MID CAP GROWTH PORTFOLIO
     Service 2                                                                    $        19,118   $        10,051
     Class S                                                                      $     1,852,603   $     1,553,196

     ING MFS TOTAL RETURN PORTFOLIO
     Service 2                                                                    $        40,016   $        21,921
     Class S                                                                      $     3,470,230   $     2,823,643

     ING MFS UTILITIES PORTFOLIO
     Service 2                                                                               [--]              [--]
     Class S                                                                                 [--]              [--]

     ING OPPENHEIMER MAIN STREET PORTFOLIO(R)
     Service 2                                                                    $         3,369   $         2,626
     Class S                                                                      $     1,556,578   $     1,465,240

     ING PIMCO CORE BOND PORTFOLIO
     Service 2                                                                    $        32,074   $        24,913
     Class S                                                                      $     1,517,203   $     1,328,709

     ING PIMCO HIGH YIELD PORTFOLIO                                               ---------------
     Service 2                                                                                 --               N/A
     Class S                                                                      $     1,038,905               N/A

     ING PIONEER FUND PORTFOLIO
     Service 2                                                                               [--]              [--]
     Class S                                                                                 [--]              [--]

     ING PIONEER MID CAP PORTFOLIO                                                           [--]              [--]
                                                                                             [--]              [--]

     ING SALOMON BROTHERS ALL CAP PORTFOLIO
     Service 2                                                                    $        14,684   $         4,261
     Class S                                                                      $     1,140,927   $       800,498

     ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
     Service 2                                                                    $        53,489   $        21,767
     Class S                                                                      $     3,995,368   $     2,804,597

     ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
     Service 2                                                                    $        25,702   $        12,507
     Class S                                                                      $     2,028,011   $     1,223,206

     ING TEMPLETON GLOBAL GROWTH PORTFOLIO (1)
     Service 2                                                                    $         4,805   $         1,710
     Class S                                                                      $       905,128   $       678,508

     ING UBS U.S. ALLOCATION PORTFOLIO (1)                                        $         2,897   $           456

                              PORTFOLIOS                                      SHAREHOLDER SERVICES AGREEMENT
     --------------------------------------------------------------------------------------------------------------
     Service 2                                                                    $       213,504   $       128,621
     Class S

     ING VAN KAMPEN EQUITY GROWTH PORTFOLIO
     Service 2                                                                    $        11,251   $         6,898
     Class S                                                                      $        87,616   $        40,190

     ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
     Service 2                                                                    $        36,307   $        15,892
     Class S                                                                      $       208,744   $        84,040

     ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
     Service 2                                                                    $        53,609   $        26,829
     Class S                                                                      $     1,916,002   $     1,592,547

     ING VAN KAMPEN REAL ESTATE PORTFOLIO
     Service 2                                                                    $        15,904   $         6,855
     Class S                                                                      $     1,042,253   $       620,353

     ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
     Service 2                                                                                N/A               N/A
     Class S                                                                                  N/A               N/A

     ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO
     Service 2                                                                    $         3,539   $         1,770
     Class S                                                                      $       802,100   $       723,714

     ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
     Service 2                                                                                N/A               N/A
     Class S                                                                                  N/A               N/A



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.


                                 CODE OF ETHICS


     The Portfolios' Board, DSI, as Adviser, the Sub-Advisers and the Distributor have adopted a Code of Ethics ("Codes") in accordance with Rule 17j-1 under the 1940 Act governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES


     The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Portfolio post their portfolio holdings schedule on ING Groep's website a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     Each Portfolio also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;
     - To financial printers for the purpose of preparing the Portfolios' regulatory filings, on an as-needed basis;
     - For the purpose of due diligence regarding a merger or acquisition, on an as-needed basis;
     - To a new Adviser or Sub-Adviser prior to the commencement of its management of the Portfolios, on an as-needed basis;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;

     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolios, on an as-needed basis;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders, on an as-needed basis;

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Adviser, Sub-Adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.


     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                      TIME LAG BETWEEN DATE OF
                                                                        INFORMATION AND DATE
                PARTY                   PURPOSE         FREQUENCY       INFORMATION RELEASED
     -------------------------------------------------------------------------------------------
     Institutional Shareholder    Proxy Voting        Daily          None
     Services, Inc.               & Class Action
                                  Services

     Charles River Development    Compliance          Daily          None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


                             PROXY VOTING PROCEDURES


     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


     The Advisory Agreement or Sub-Advisory Agreements authorize DSI or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreements, DSI or each Sub-Adviser determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, DSI or Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. DSI or a Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not DSI or a Sub-Adviser.

     In selecting a broker-dealer, DSI or a Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSI or a Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSI or a Sub-Adviser makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), DSI or a Sub-Adviser may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to DSI or a Sub-Adviser commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment advisers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment adviser in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSI or a Sub-Adviser may receive research services from broker-dealers with which the DSI or a Sub-Adviser places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSI or a Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to DSI or sub-advisory fee paid to a Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value DSI or the Sub-Advisers in advising a Portfolio and other clients, although not all of the research services received by DSI or the Sub-Advisers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSI or a Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSI or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


     Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.


     Some securities considered for investment by a Portfolio may also be appropriate for their clients served by DSI or a Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by DSI or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSI or a Sub-Adviser's other clients in a manner deemed fair and reasonable by DSI or a Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSI or a Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.


     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Investment Adviser is able to supplement its research and analysis with the views and information of other securities firms.


     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

Because Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate and Quantitative Small Cap Value had not commenced operations as of December 31, 2005, the Portfolios have not paid brokerage commissions.

For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid total brokerage commissions as follows:



          PORTFOLIO                                               2005       2004          2003
          ----------------------------------------------------------------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio            $    $ 3,322,364   $ 1,996,896
          ING Capital Guardian Small/Mid Cap Portfolio (1)          $    $   928,119   $   262,574
          ING Capital Guardian U.S. Equities Portfolio (1)          $    $   333,432   $   909,187
          ING Eagle Asset Capital Appreciation Portfolio            $    $   164,754   $   276,406
          ING Evergreen Health Sciences Portfolio                   $    $    70,870           N/A
          ING Evergreen Omega Portfolio                             $    $    10,781           N/A
          ING FMR(SM) Diversified Mid Cap Portfolio                 $    $   809,496   $   279,297
          ING FMR(SM) Earnings Growth Portfolio                     $            N/A           N/A
          ING Global Resources Portfolio (1)                        $    $ 1,385,184   $   541,231
          ING Goldman Sachs Tollkeeper(SM) Portfolio                $    $   146,517   $    99,735
          ING International Portfolio                               $    $   860,777   $   822,843
          ING Janus Contrarian Portfolio (1)                        $    $    73,094   $    74,219
          ING JPMorgan Emerging Markets Equity Portfolio (1)        $    $   709,071   $   434,661
          ING JPMorgan Small Cap Equity Portfolio                   $    $   319,381   $    62,916
          ING JPMorgan Value Opportunities Portfolio                $            N/A           N/A
          ING Julius Baer Foreign Portfolio                         $    $   743,866   $   124,629
          ING Legg Mason Value Portfolio                            $    $   387,874   $   222,015
          ING Limited Maturity Bond Portfolio                       $             --            --
          ING Liquid Assets Portfolio
          ING Lord Abbett Affiliated Portfolio                      $    $   253,234   $   193,516
          ING Marsico Growth Portfolio                              $    $ 1,444,579   $ 1,666,706
          ING Marsico International Opportunities Portfolio         $            N/A           N/A
          ING Mercury Large Cap Growth Portfolio                    $    $    45,380   $    31,964
          ING Mercury Large Cap Value Portfolio                     $    $   253,299   $    87,034
          ING MFS Mid Cap Growth Portfolio                          $    $ 2,181,473   $ 2,154,230
          ING MFS Total Return Portfolio                            $    $ 1,837,634   $ 1,203,208
          ING MFS Utilities Portfolio                               $            N/A           N/A
          ING Oppenheimer Main Street Portfolio(R)                  $    $ 2,026,202   $ 2,437,676
          ING PIMCO Core Bond Portfolio                             $    $   108,225   $    80,527
          ING PIMCO High Yield Portfolio                            $    $    36,428           N/A
          ING Pioneer Fund Portfolio                                $            N/A           N/A
          ING Pioneer Mid Cap Value Portfolio                       $            N/A           N/A
          ING Salomon Brothers All Cap Portfolio                    $    $   632,667   $   561,048
          ING Stock Index Portfolio
          ING T. Rowe Price Capital Appreciation Portfolio          $    $ 1,007,240   $   319,024
          ING T. Rowe Price Equity Income Portfolio                 $    $   553,324   $   440,278
          ING Templeton Global Growth Portfolio(1)                  $    $   237,274   $   440,278

          PORTFOLIO                                               2005       2004          2003
          ----------------------------------------------------------------------------------------
          ING UBS U.S. Allocation Portfolio (1)                     $    $    76,693   $   152,444
          ING Van Kampen Equity Growth Portfolio                    $    $   238,825   $    83,787
          ING Van Kampen Global Franchise Portfolio                 $    $    46,591   $    30,027
          ING Van Kampen Growth and Income Portfolio                $    $   949,262   $ 1,093,782
          ING VP Index Plus International Equity Portfolio          $            N/A           N/A
          ING Van Kampen Real Estate Portfolio                      $    $   292,321            --
          ING Wells Fargo Mid Cap Disciplined(1) Portfolio          $    $ 1,086,333   $ 1,438,658
          ING Wells Fargo Small Cap Disciplined Portfolio           $            N/A           N/A



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:



                                                                      COMMISSIONS PAID ON TOTAL
     PORTFOLIO                                                   TRANSACTIONS FOR RESEARCH SERVICES
     ---------                                                   ----------------------------------
     ING AllianceBernstein Mid Cap Growth Portfolio                             [--]
     ING Capital Guardian Small/Mid Cap Portfolio (1)                           [--]
     ING Capital Guardian U.S. Equities Portfolio (1)                           [--]
     ING Eagle Asset Capital Appreciation Portfolio (1)                         [--]
     ING Evergreen Health Sciences Portfolio                                    [--]
     ING Evergreen Omega Portfolio                                              [--]
     ING FMR(SM) Diversified Mid Cap Portfolio                                  [--]
     ING FMR(SM) Earnings Growth Portfolio (2)                                  [--]
     ING FMR(SM) Small Cap Equity Portfolio                                     [--]
     ING Global Resources Portfolio (1)                                         [--]
     ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                             [--]
     ING International Portfolio                                                [--]
     ING Janus Contrarian Portfolio (1)                                         [--]
     ING JPMorgan Emerging Markets Equity Portfolio (1)                         [--]
     ING JPMorgan Small Cap Equity Portfolio                                    [--]
     ING JPMorgan Value Opportunities Portfolio (2)                             [--]
     ING Julius Baer Foreign Portfolio                                          [--]
     ING Legg Mason Value Portfolio (1)                                         [--]
     ING Limited Maturity Bond Portfolio                                        [--]
     ING Liquid Assets Portfolio                                                [--]
     ING Lord Abbett Affiliated Portfolio                                       [--]
     ING Marsico Growth Portfolio                                               [--]
     ING Marsico International Opportunities Portfolio (2)                      [--]
     ING Mercury Large Cap Growth Portfolio(1)                                  [--]
     ING Mercury Large Cap Value Portfolio                                      [--]
     ING MFS Mid Cap Growth Portfolio                                           [--]
     ING MFS Total Return Portfolio                                             [--]
     ING MFS Utilities Portfolio (2)                                            [--]
     ING Oppenheimer Main Street Portfolio(R)(1)                                [--]
     ING PIMCO Core Bond Portfolio                                              [--]
     ING PIMCO High Yield Portfolio                                             [--]
     ING Pioneer Fund Portfolio (2)                                             [--]
     ING Pioneer Mid Cap Value Portfolio (2)                                    [--]
     ING Salomon Brothers All Cap Portfolio                                     [--]
     ING Stock Index Portfolio                                                  [--]
     ING T. Rowe Price Capital Appreciation Portfolio                           [--]
     ING T. Rowe Price Equity Income Portfolio                                  [--]
     ING Templeton Global Growth Portfolio                                      [--]
     ING UBS U.S. Allocation Portfolio (1)                                      [--]
     ING Van Kampen Equity Growth Portfolio                                     [--]
     ING Van Kampen Global Franchise Portfolio                                  [--]
     ING Van Kampen Growth and Income Portfolio                                 [--]
     ING VP Index Plus International Equity Portfolio                           [--]
     ING Van Kampen Real Estate Portfolio                                       [--]
     ING Wells Fargo Mid Cap Disciplined Portfolio                              [--]
     ING Wells Fargo Small Cap Disciplined Portfolio                            [--]



     For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:

                                                                    COMMISSIONS PAID ON TOTAL
     PORTFOLIO                                                 TRANSACTIONS FOR RESEARCH SERVICES
     -------------------------------------------------------   ----------------------------------
     ING AllianceBernstein Mid Cap Growth Portfolio                        $   217,250
     ING Capital Guardian Small/Mid Cap Portfolio (1)                               --
     ING Capital Guardian U.S. Equities Portfolio (1)                               --
     ING Eagle Asset Capital Appreciation Portfolio (1)                             --
     ING Evergreen Health Sciences Portfolio                               $     1,793
     ING Evergreen Omega Portfolio                                         $     2,294
     ING FMR(SM) Diversified Mid Cap Portfolio                             $     4,450
     ING FMR(SM) Earnings Growth Portfolio (2)                                     N/A
     ING Global Resources Portfolio (1)                                    $   266,033
     ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                                 --
     ING International Portfolio                                           $    98,939
     ING Janus Contrarian Portfolio (1)                                             --
     ING JPMorgan Emerging Markets Equity Portfolio (1)                             --
     ING JPMorgan Value Opportunities Portfolio (2)                                N/A
     ING JPMorgan Small Cap Equity Portfolio                                        --
     ING Julius Baer Foreign Portfolio                                     $    28,823
     ING Legg Mason Value Portfolio (1)                                    $   171,979
     ING Limited Maturity Bond Portfolio                                            --
     ING Liquid Assets Portfolio                                                    --
     ING Lord Abbett Affiliated Portfolio                                  $    16,910
     ING Marsico Growth Portfolio                                          $    72,372
     ING Marsico International Opportunities Portfolio (2)                         N/A
     ING Mercury Large Cap Growth Portfolio (1)                            $     2,879
     ING Mercury Large Cap Value Portfolio                                 $    23,983
     ING MFS Mid Cap Growth Portfolio                                               --
     ING MFS Total Return Portfolio                                                 --
     ING MFS Utilities Portfolio (2)                                               N/A
     ING Oppenheimer Main Street Portfolio(R)(1)                           $     3,818
     ING PIMCO Core Bond Portfolio                                                  --
     ING PIMCO High Yield Portfolio                                                 --
     ING Pioneer Fund Portfolio (2)                                                N/A
     ING Pioneer Mid Cap Value Portfolio (2)                                       N/A
     ING Salomon Brothers All Cap Portfolio                                $    42,302
     ING Stock Index Portfolio                                                      --
     ING T. Rowe Price Capital Appreciation Portfolio                      $    39,470
     ING T. Rowe Price Equity Income Portfolio                             $    17,208
     ING Templeton Global Growth Portfolio                                          --
     ING UBS U.S. Allocation Portfolio (1)                                 $    18,911
     ING Van Kampen Equity Growth Portfolio                                         --
     ING Van Kampen Global Franchise Portfolio                                      --
     ING Van Kampen Growth and Income Portfolio                                     --
     ING Van Kampen Real Estate Portfolio                                           --
     ING Wells Fargo Mid Cap Disciplined Portfolios                        $    49,665



          (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R). [As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio.

          (2) Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers for research services are not available.

     For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                               COMMISSIONS PAID ON TOTAL
     PORTFOLIO                                                 TRANSACTIONS FOR RESEARCH SERVICES
     ---------                                                 ----------------------------------
     ING AllianceBernstein Mid Cap Growth Portfolio                        $  156,354
     ING Capital Guardian Small/Mid Cap Portfolio                                 N/A
     ING Capital Guardian U.S. Equities Portfolio                                 N/A
     ING Eagle Asset Capital Appreciation Portfolio                               N/A
     ING FMR(SM) Diversified Mid Cap Portfolio                             $   18,823
     ING Global Resources Portfolio                                        $   97,000
     ING Goldman Sachs Tollkeeper(SM) Portfolio                            $   227.00
     ING International Portfolio                                           $   93,406
     ING Janus Special Equity Portfolio                                    $    2,079
     ING JPMorgan Emerging Markets Equity Portfolio                        $   64,161
     ING JPMorgan Small Cap Equity Portfolio                                      N/A
     ING Julius Baer Foreign Portfolio                                     $     1926
     ING Legg Mason Value Portfolio                                        $   15,097
     ING Limited Maturity Bond Portfolio                                          N/A
     ING Liquid Assets Portfolio                                                  N/A
     ING Lord Abbett Affiliated Portfolio                                  $   13,955
     ING Marsico Growth Portfolio                                          $  127,117
     ING Mercury Fundamental Growth Portfolio                              $    5,956
     ING Mercury Large Cap Value Portfolio                                 $   13,056
     ING MFS Mid Cap Growth Portfolio                                             N/A
     ING MFS Total Return Portfolio                                               N/A
     ING Oppenheimer Main Street Portfolio (R)                             $      905
     ING PIMCO Core Bond Portfolio                                                N/A
     ING Salomon Brothers All Cap Portfolio                                $   64,464
     ING T. Rowe Price Capital Appreciation Portfolio                      $   68,203
     ING T. Rowe Price Equity Income Portfolio                             $   19,460
     ING Templeton Global Growth Portfolio                                        N/A
     ING UBS U.S. Allocation Portfolio                                     $    7,934
     ING Van Kampen Equity Growth Portfolio                                $    1,189
     ING Van Kampen Global Franchise Portfolio                             $    1,354
     ING Van Kampen Growth and Income Portfolio                            $   37,273
     ING Van Kampen Real Estate Portfolio                                  $    7,440
     ING Wells Fargo Mid Cap Disciplined Portfolio                         $  436,802



     As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.


     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.


     A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation. The Sub-Advisory Agreements provide that each Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSI, Adviser to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


     Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


     The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

     Because Equities Plus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

     For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                           TOTAL           TOTAL AMOUNT                               % OF
                                         AMOUNT OF              OF             % OF TOTAL          PORTFOLIO
                                         COMMISSION         COMMISSIONS     COMMISSION PAID      DOLLAR AMOUNT
                  PORTFOLIO                 PAID        PAID TO AFFILIATE   PAID TO AFFILIATE   OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------


     For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                           TOTAL                                                     % OF
                                         AMOUNT OF         TOTAL AMOUNT        % OF TOTAL         PORTFOLIO
                                         COMMISSION       OF COMMISSIONS    COMMISSION PAID     DOLLAR AMOUNT
                  PORTFOLIO                 PAID        PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------
          ING Evergreen Health
          Sciences Portfolio          $        70,870   $             782              1.10%              3.88%   Baring
          ING FMR(SM) Diversified
          Mid Cap Portfolio           $       811,372   $             209              0.03%              0.01%   Baring
          ING Global Resources
          Portfolio                   $     1,401,830   $          23,337              2.02%              1.54%   Baring
          ING JPMorgan Emerging
          Markets Equity
          Portfolio                   $       719,533   $           2,153              0.30%              0.27%   Baring
          ING Julius Baer
          Foreign Portfolio           $       744,186   $          11,821              1.59%              0.59%   Baring
          ING Julius Baer
          Foreign Portfolio           $       744,186   $             461              0.06%              0.02%   ING Bank London
          ING Van Kampen Global
          Franchise Portfolio         $        46,646   $              43              0.09%              0.66%   Baring

     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                                                     % OF
                                           TOTAL           TOTAL AMOUNT        % OF TOTAL         PORTFOLIO
                                         AMOUNT OF        OF COMMISSIONS    COMMISSION PAID     DOLLAR AMOUNT
                  PORTFOLIO           COMMISSION PAID   PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------
          ING
          AllianceBernstein
          Mid Cap Growth
          Portfolio                   $     1,996,896                 N/A               N/A                N/A    N/A

          ING Capital
          Guardian U.S.
          Equities Portfolio          $       440,278                 N/A               N/A                N/A    N/A

          ING Capital
          Guardian Managed
          Global Portfolio            $       262,574                 N/A               N/A                N/A    N/A

                                                                                                     % OF
                                           TOTAL           TOTAL AMOUNT        % OF TOTAL         PORTFOLIO
                                         AMOUNT OF        OF COMMISSIONS    COMMISSION PAID     DOLLAR AMOUNT
                  PORTFOLIO           COMMISSION PAID   PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------
          ING Capital
          Guardian
          Small/Mid Cap
          Portfolio                   $       909,187                 N/A               N/A                N/A    N/A

          ING JPMorgan
          Emerging Markets
          Equity Portfolio            $       434,661                 N/A               N/A                N/A    N/A

          ING Eagle Asset
          Capital
          Appreciation
          Portfolio                   $       276,406                 N/A               N/A                N/A    N/A

          ING FMR(SM)
          Diversified Mid                                                                                         Fidelity Capital
          Cap Portfolio               $       279,297   $           7,036              2.52%              4.09%   Markets

          ING Goldman Sachs
          Tollkeeper(SM)
          Portfolio                   $        99,735                 N/A               N/A                N/A    N/A

          ING Global
          Resources
          Portfolio                   $       541,231                 N/A               N/A                N/A    N/A

          ING International
          Portfolio                   $    822,843.47                 N/A               N/A                N/A    N/A

          ING Janus
          Contrarian
          Portfolio                   $        74,219                 N/A               N/A                N/A    N/A

          ING JPMorgan
          Small Cap Equity
          Portfolio                   $        62,916                 N/A               N/A                N/A    N/A

          ING Julius Baer
          Foreign Portfolio           $       124,629                 N/A               N/A                N/A    N/A

          ING Legg Mason
          Value Portfolio             $       222,015                 N/A               N/A                N/A    N/A

          ING Lord Abbett
          Affiliated
          Portfolio
          (formerly,                                                                                              Citigroup
          Salomon Brothers                              $             385              0.20%              0.18%   Salomon Smith
          Investors                                     $           1,410              0.73%              0.81%   Barney
          Portfolio)                  $       193,516   $             285              0.15%              0.59%   Smith Barney

          ING Marsico
          Growth Portfolio            $     1,666,706                 N/A               N/A                N/A    N/A

          ING Mercury Large
          Cap Growth
          Portfolio                   $        31,964   $           5,903             18.47%             20.68%   Merrill Lynch

          ING Mercury                 $        87,034   $          10,923             12.55%             12.16%   Merrill Lynch

                                                                                                     % OF
                                           TOTAL           TOTAL AMOUNT        % OF TOTAL         PORTFOLIO
                                         AMOUNT OF        OF COMMISSIONS    COMMISSION PAID     DOLLAR AMOUNT
                  PORTFOLIO           COMMISSION PAID   PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------
          Cap Value Large
          Portfolio
          (formerly, ING
          Mercury Large Cap
          Value Portfolio)

          ING MFS Mid Cap
          Growth Portfolio            $     2,154,230                 N/A               N/A                N/A    N/A

          ING Oppenheimer
          Main Street
          Portfolio                   $     2,437,676                 N/A               N/A                N/A    N/A

          ING MFS Total
          Return Portfolio            $     1,203,218                 N/A               N/A                N/A    N/A

          ING Salomon                                                                                             Citigroup Global
          Brothers All Cap            $       561,048   $           7,050              1.26%              0.54%   Markets
          Portfolio                                     $           2,800              0.50%              0.66%   Salomon Smith
                                                                                                                  Barney

          ING T. Rowe Price
          Capital
          Appreciation
          Portfolio                   $       518,447                 N/A               N/A                N/A    N/A

          ING T. Rowe Price
          Equity Income
          Portfolio                   $       319,024                 N/A               N/A                N/A    N/A

          ING Templeton
          Global Growth
          Portfolio                   $       262,574                 N/A               N/A                N/A    N/A
          (formerly, ING
          Capital Guardian
          Managed Global
          Growth Portfolio)
                                                                                                                  Fidelity Capital
          UBS U.S.                                                                                                Markets
          Allocation                  $       152,444   $           1,446              0.95%              1.26%   UBS Securities
          Portfolio                   $       152,444   $             195              0.13%              0.10%   LLC

          ING Van Kampen
          Global Franchise
          Portfolio                   $        30,027                 N/A               N/A                N/A    N/A

          ING Van Kampen
          Equity Growth
          Portfolio                   $        83,787   $              39              0.05%              0.03%   Morgan Stanley

          ING Van Kampen
          Growth and Income
          Portfolio                   $     1,093,782   $          18,176              1.66%              6.14%   Morgan Stanley

          ING VP Index Plus
          International
          Equity Portfolio            $                               N/A               N/A                N/A    N/A

                                                                                                     % OF
                                           TOTAL           TOTAL AMOUNT        % OF TOTAL         PORTFOLIO
                                         AMOUNT OF        OF COMMISSIONS    COMMISSION PAID     DOLLAR AMOUNT
                  PORTFOLIO           COMMISSION PAID   PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS       AFFILIATE
          -----------------------------------------------------------------------------------------------------------------------
          ING Wells Fargo
          Mid Cap
          Disciplined
          Portfolio
          (formerly,
          Jennison Equity
          Opportunities
          Portfolio)                  $     1,438,658                 N/A               N/A                N/A    N/A



     Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management Inc, the Sub-Adviser to the Salomon Brothers All Cap. Fidelity Capital Markets is an affiliate of Fidelity Management & Research Company, the former Sub-Adviser for UBS U.S. Allocation and the Sub-Adviser for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisers, the Sub-Adviser for Mercury Large Cap Growth and Mercury Large Cap Value. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Sub-Adviser to the Capital Guardian Small/Mid Cap.

     The Adviser, DSI, is an affiliate of ING Investors Trust.

     During the fiscal year ended December 31, 2005, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2005:



                FUND NAME           SECURITY DESCRIPTION      MARKET VALUE
--------------------------------------------------------------------------



     (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

                               PORTFOLIO TURNOVER


     A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


     [For Global Resources, turnover during 2004 was relatively high and was incurred during the latter half of 2004. Stock positions were concentrated to focus on specific, well-performing sub-sectors. Global Resources benefited from the increased sector and stock concentration.]

     [For Limited Maturity Bond, the increase was due to the Portfolio's strategy. The strategy utilizes dollar roll transactions, which allow the Portfolio to increase income without employing leverage while capitalizing on a temporary shortage of mortgage securities, thereby creating an opportunity for owners of mortgage-backed securities to enhance returns without changing their risk/return profile. Also, fixed-income investing rewards discipline and risk control is essential. Duration risk, that is, sensitivity to changes in interest rates, is a significant risk faced by all fixed income managers and investors. A successful strategy utilized by the investment management team is to capture incremental return when pricing anomalies exist between bond sectors or between primary and secondary issues. When attractive investments change the overall duration of the Portfolio away from the desired level, the resulting unintended duration risk is offset, or hedged, by matching purchases of U.S. Treasuries with complementary duration. Lastly, security selection is a hallmark of the ING investment process as we seek to make many small decisions in the pursuit of incremental return. Higher turnover is a natural function of these return enhancing, risk control and security selection measures.]

     [For Mercury Large Cap Growth, the portfolio turnover increase was due to the fact that the management of this Portfolio was transferred to the investment team lead by Mr. Bob Doll in August of 2004. Coincident with the change in management, the portfolio was transitioned to reflect the current strategy employed by the new team.]

                                 NET ASSET VALUE


     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.


     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.


     If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.


     Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD = 2 [((a-b)/cd + 1)(TO THE POWER OF 6) - 1] where,
         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T) ^(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     Because the Equities Plus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios have not commenced operations as of December 31, 2005, performance returns for these Portfolios are not available.

     The following are the Portfolios' average annual total returns for the periods indicated for each year ended December 31:



                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO           [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                    [--]          5/13/05
Class S                                                                                    [--]%         8/14/98

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (2)         [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          1/3/96
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          1/3/96

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (2)         [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          2/1/00
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          2/1/00

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO           [--]       [--]         v
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          1/3/95
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          1/3/95

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                  [--]       [--]       [--]
Service 2                                                                                  [--])%         5/5/04
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          5/3/04

ING EVERGREEN OMEGA PORTFOLIO                            [--]       [--]       [--]
Service 2                                                                                  [--]%         5/13/04
Class I                                                                                     N/A           5/2/05
Class S                                                                                    [--]%          5/3/04

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         10/2/00
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%         10/2/00

ING FMR(SM) EARNINGS GROWTH PORTFOLIO                    [--]       [--]       [--]
Service 2                                                                                  [--]           6/1/05
Class S (revised for Service 2 Shares)(1)                                                  [--]           5/4/05
Class I                                                                                    [--]          4/29/05
Class S                                                                                    [--]           5/4/05

ING GLOBAL RESOURCES PORTFOLIO (2)                       [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                    [--]%          5/1/03
Class S                                                                                     N/A          1/24/89

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO               [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          5/1/01
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          5/1/01

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING INTERNATIONAL PORTFOLIO                              [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         12/17/01
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%         12/17/01

ING JANUS CONTRARIAN PORTFOLIO (2)                       [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         10/2/00
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%         10/2/00

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (2)       [--]       [--]       [--]
Service 2
Class S (revised for Service 2 Shares) (1)                                                 [--]%          9/9/02
Class I                                                                                    [--]%         2/18/98
Class S                                                                                     N/A            N/A
                                                                                           [--]%         2/18/98

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                  [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class I                                                                                    [--]%          5/6/04
Class S                                                                                    [--]%          5/1/02

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO               [--]       [--]       [--]
Service 2                                                                                  [--]%          5/4/05
Class I                                                                                    [--]%          5/4/05
Class S                                                                                    [--]%         4/29/05

ING JULIUS BAER FOREIGN PORTFOLIO                        [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class I                                                                                    [--]%         12/3/04
Class S                                                                                    [--]%          5/1/02

ING LEGG MASON VALUE PORTFOLIO                           [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         10/2/00
Class I                                                                                    [--]%          5/6/04
Class S                                                                                    [--]%         10/2/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO                      [--]       [--]       [--]
Service 2                                                                                   N/A            N/A
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                     N/A          4/29/05
Class S                                                                                     N/A          1/24/89

ING LIQUID ASSETS PORTFOLIO                              [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                    [--]%          5/7/04
Class S                                                                                    [--]%         1/24/89

ING LORD ABBETT AFFILIATED PORTFOLIO                     [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          2/1/00
Class I                                                                                    [--]%          5/1/03
CLASS S                                                                                    [--]%          2/1/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO                             [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                    [--]%          5/1/03
Class S                                                                                    [--]%         8/14/98

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO        [--]       [--]       [--]
Service 2                                                                                  [--]            N/A
Class S (revised for Service 2 Shares) (1)                                                 [--]           5/2/05
Class I                                                                                    [--]          4/29/05
Class S                                                                                    [--]           5/2/05

ING MERCURY LARGE CAP GROWTH PORTFOLIO                   [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          5/1/02

ING MERCURY LARGE CAP VALUE PORTFOLIO                    [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class I                                                                                    [--]%         5/18/04
Class S                                                                                    [--]%          5/1/02

ING MFS MID CAP GROWTH PORTFOLIO                         [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                    [--]%          5/1/03
Class S                                                                                    [--]%         8/14/98

ING MFS TOTAL RETURN PORTFOLIO                           [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                    [--]%          5/1/03
Class S                                                                                    [--]%         8/14/98

ING MFS UTILITIES PORTFOLIO                              [--]       [--]       [--]
Service 2                                                                                   N/A            N/A
Class S (revised for Service 2 Shares) (1)                                                 [--]           5/2/05
Class I                                                                                    [--]          4/29/05
Class S                                                                                    [--]           5/2/05

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)                 [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                    [--]%          5/1/03
Class S                                                                                    [--]%         8/14/98

ING PIMCO CORE BOND PORTFOLIO                            [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         8/14/98
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%         8/14/98

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO                           [--]       [--]       [--]
Service 2                                                                                   N/A            N/A
Class I                                                                                     N/A          4/29/05
Class S                                                                                    [--]%          5/3/04

ING PIONEER FUND PORTFOLIO                               [--]       [--]       [--]
Service 2                                                                                   N/A            N/A
Class S (revised for Service 2 Shares) (1)                                                 [--]           5/3/05
Class I                                                                                    [--]          4/29/05
Class S                                                                                    [--]           5/3/05

ING PIONEER MID CAP VALUE PORTFOLIO                      [--]       [--]       [--]
Service 2                                                                                   N/A            N/A
Class S (revised for Service 2 Shares) (1)                                                 [--]          4/29/05
Class I                                                                                    [--]           5/2/05
Class S                                                                                    [--]          4/29/05

ING SALOMON BROTHERS ALL CAP PORTFOLIO                   [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%          2/1/00
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%          2/1/00

ING STOCK INDEX PORTFOLIO                                [--]       [--]       [--]
Class I                                                                                    [--]%          5/3/04

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO         [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                    [--]%          5/1/03
Class S                                                                                     N/A          1/24/89

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                    [--]%          5/1/03
Class S                                                                                     N/A          1/24/89

ING TEMPLETON GLOBAL GROWTH PORTFOLIO                    [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A            N/A
Class I                                                                                     N/A            N/A
Class S                                                                                     N/A          10/21/92

ING UBS U.S. ALLOCATION PORTFOLIO (2)                    [--]       [--]       [--]
Service 2                                                                                  [--]%          5/1/03
Class S (revised for Service 2 Shares) (1)                                                 [--]%         10/2/00
Class I                                                                                     N/A            N/A
Class S                                                                                    [--]%         10/2/00

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                   [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class I                                                                                    [--]%          5/6/04
Class S                                                                                    [--]%          5/1/02

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
---------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A           5/102
Class I                                                                                    [--]%           N/A
Class S                                                                                                   5/1/02

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO               [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          10/4/93
Class I                                                                                     N/A            N/A
Class S                                                                                     N/A          10/4/93

ING VAN KAMPEN REAL ESTATE PORTFOLIO                     [--]       [--]       [--]
Service 2                                                                                  [--]%          9/9/02
Class S (revised for Service 2 Shares) (1)                                                  N/A          1/24/89
Class I                                                                                    [--]%          5/1/03
Class S                                                                                     N/A          1/24/89

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO         [--]       [--]       [--]
SERVICE 2                                                                                  [--]            N/A
CLASS S (REVISED FOR SERVICE 2 SHARES) (1)                                                 [--]          7/29/05
CLASS I                                                                                    [--]          7/29/05
CLASS S                                                                                    [--]          7/29/05

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO            [--]       [--]       [--]
Service 2                                                                                  [--]%         9/9/02
Class S (revised for Service 2 Shares) (1)                                                 [--]%         5/4/92
Class I                                                                                     N/A            N/A
CLASS S                                                                                    [--]%         5/4/92

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO          [--]       [--]       [--]
ADV Class                                                                                   N/A         11/30/05
Class S (revised for ADV Class Shares) (1)                                                  N/A         11/30/05



     (1) The performance for Class S shares is adjusted to reflect the Service 2 Class shares' 0.15% distribution fee (net of a 0.10% waiver by DSI., the Distributor).

        (2) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

        Service 2 shares of Limited Maturity Bond and PIMCO High Yield had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. The returns as of December 31, 2003, 2004, and 2005 are for Service 2 shares while the returns shown for prior years reflect the returns of Class S shares, revised to reflect the higher expenses of Service 2 shares.

     Class I shares of Global Resources, Marsico Growth, MFS Mid Cap Growth, MFS Total Return, Oppenheimer Main Street, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Real Estate commenced operations during 2003 and therefore performance is available. Class I shares of the other Portfolios had not commenced operations as of December 31, 2004 and therefore do not have a full calendar year of performance as of December 31, 2004. Class I returns are based upon the returns for the Class S shares and differ only to the extent that Class S and Class I shares have different expenses.


     Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill

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Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI
EAFE(R) Index, the MSCI All Country World Index(SM) the MSCI All Country World Free Index(SM), the MSCI Emerging Markets Free Index(SM), the MSCI World Index(SM), the Russell Midcap(R) Index, the Russell Midcap(R) Growth Index, the Russell 1000(R) Index, the Russell 1000(R) Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


     In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.


     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


     Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Adviser and its affiliates. Shares will generally not be offered to other investors.


     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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




                                 CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Value, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate.

     On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.


                                  VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

                               PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

     Shares of each Portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

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

                              REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                    EXCHANGES

     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in Liquid Assets or any successor to such Portfolio.

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

                                 TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street Boston, MA 02110 has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                             REGISTRATION STATEMENT

     This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                       221
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                              FINANCIAL STATEMENTS


     Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' Annual Shareholder Report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258,
(800)-366-0066.


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                     APPENDIX A: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

                                INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM
                               DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
                                     PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                        REVISION DATE: SEPTEMBER 15, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Procedures of the Adviser (the "Adviser Procedures") are attached hereto as
EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                    Committee

                A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                The Proxy Coordinator shall use best efforts to timely refer matters to a

                Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES


I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the

        Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.      Assessment of the Agent

                The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.      Conflicts of Interest

                The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two
                (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                       TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President, ING
                              Investments, LLC

Todd Modic                    Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                              and Chief Financial Officer of the ING Funds

Maria Anderson                Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                  Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                              Funds Services, LLC

Julius Drelick                Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services

Steve Wastek, Esq.            Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS


I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
    (2)   Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -   If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES
    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.     GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
    -   the opening of the shareholder meeting
    -   that the meeting has been convened under local regulatory requirements
    -   the presence of quorum
    -   the agenda for the shareholder meeting
    -   the election of the chair of the meeting
    -   the appointment of shareholders to co-sign the minutes of the meeting
    -   regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -   the allowance of questions
    -   the publication of minutes
    -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -   it is editorial in nature;

    -   shareholder rights are protected;
    -   there is negligible or positive impact on shareholder value;
    -   management provides adequate reasons for the amendments; or
    -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST

                          7337 E. DOUBLETREE RANCH ROAD
                            SCOTTSDALE, ARIZONA 85258
                                  800-366-0066


                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006



ING AllianceBernstein Mid Cap Growth Portfolio                   ING Marsico International Opportunities Portfolio
ING Capital Guardian Small/Mid Cap Portfolio                     ING Mercury Large Cap Growth Portfolio
ING Capital Guardian U.S. Equities Portfolio                     ING Mercury Large Cap Value Portfolio (formerly, ING
                                                                 Mercury Focus Value Portfolio)
ING Eagle Asset Capital Appreciation Portfolio                   ING MFS Mid Cap Growth Portfolio
ING Equities Plus Portfolio                                      ING MFS Total Return Portfolio
ING Evergreen Health Sciences                                    ING MFS Utilities Portfolio
ING Evergreen Omega Portfolio                                    ING Oppenheimer Main Street Portfolio(R)
ING FMR(SM) Diversified Mid Cap Portfolio                        ING PIMCO Core Bond Portfolio
ING FMR(SM) Earnings Growth Portfolio                            ING PIMCO High Yield Portfolio
ING FMR(SM) Small Cap Equity Portfolio                           ING Pioneer Fund Portfolio
ING Franklin Income Portfolio                                    ING Pioneer Mid Cap Value Portfolio
ING Global Real Estate Portfolio                                 ING Quantitative Small Cap Value Portfolio
ING Global Resources Portfolio ING                               ING Salomon Brothers All Cap Portfolio
ING Goldman Sachs Tollkeeper(SM) Portfolio*                      ING T. Rowe Price Capital Appreciation Portfolio
ING International Portfolio                                      ING T. Rowe Price Equity Income Portfolio
ING Janus Contrarian Portfolio                                   ING Templeton Global Growth Portfolio (formerly, ING Capital
ING JPMorgan Emerging Markets Equity Portfolio                   Guardian Managed Global Portfolio)
ING JPMorgan Small Cap Equity Portfolio                          ING UBS U.S. Allocation Portfolio
ING JPMorgan Value Opportunities Portfolio                       ING Van Kampen Equity Growth Portfolio
ING Julius Baer Foreign Portfolio                                ING Van Kampen Global Franchise Portfolio
ING Legg Mason Value Portfolio                                   ING Van Kampen Growth and Income Portfolio
ING Limited Maturity Bond Portfolio                              ING Van Kampen Real Estate Portfolio
ING Lord Abbett Affiliated Portfolio (formerly, ING              ING VP Index Plus International Equity Portfolio
    Salomon Brothers Investors Portfolio)
ING Marsico Growth Portfolio                                     ING Wells Fargo Mid Cap Disciplined Portfolio (formerly, ING
                                                                     Jennison Equity Opportunities Portfolio)
                                                                 ING Wells Fargo Small Cap Disciplined Portfolio



                              Adviser Class Shares

     This Statement of Additional Information ("SAI") pertains to the series listed above (each, a "Portfolio" and collectively, the "Portfolios") of ING Investors Trust ("Trust). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios, dated May 1, 2006, that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or the Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

     The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. The Portfolios' (except ING Equities Plus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Franklin Income Portfolio, ING Global Real Estate Portfolio and ING Quantitative Small Cap Value Portfolio) financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Portfolios' Prospectuses and annual or semi-annual shareholder reports may

*Goldman Sachs Tollkeeper(SM) is a service mark of Goldman, Sachs & Co.

be obtained upon request and without charge by contacting the Trust at the address or phone number written above. The Trust also offers Institutional Class, Service Class ("Class S") and Service 2 Class shares.

     Shares of the Portfolios are sold to insurance company separate accounts, so that the Portfolios may serve as investment options under variable life insurance policies and variable annuity contracts issued by insurance companies ("Variable Contracts"). The Portfolios also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and any Investment Adviser to the Portfolios as well as to the general accounts of any insurance company whose separate account holds shares of the Portfolios. Shares of the Portfolios are currently offered to separate accounts ("Variable Accounts") of insurance companies that are subsidiaries of ING Groep N.V. For information on allocating premiums and cash values under the terms of the Variable Contracts, see the prospectus for your variable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                TABLE OF CONTENTS

INTRODUCTION                                                                                2
HISTORY OF THE TRUST                                                                        2
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                         3
   FIXED INCOME INVESTMENTS                                                                 3
   EQUITY INVESTMENTS                                                                      16
   FOREIGN INVESTMENTS                                                                     27
   OTHER INVESTMENT PRACTICES AND RISKS                                                    32
INVESTMENT RESTRICTIONS                                                                    38
   FUNDAMENTAL INVESTMENT RESTRICTIONS                                                     39
   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS                                                 57
   NON-FUNDAMENTAL INVESTMENT POLICIES                                                     65
MANAGEMENT OF THE TRUST                                                                    67
MANAGEMENT AGREEMENTS                                                                      88
PORTFOLIO MANAGERS                                                                         95
OTHER INFORMATION ABOUT PORTFOLIO MANAGERS                                                104
OTHER MANAGED ACCOUNTS                                                                    104
PORTFOLIO MANAGER OWNERSHIP OF SECURITIES                                                 104
EXPENSE LIMITATION AGREEMENT                                                              177
ADMINISTRATION                                                                            178
   Distribution of Trust Shares                                                           178
   Shareholder Service and Distribution Plan                                              179
   Code of Ethics                                                                         181
   Disclosure of the Portfolios' Portfolio Securities                                     182
   Proxy Voting Procedures                                                                182
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                      184
   Portfolio Turnover                                                                     193
   Net Asset Value                                                                        194
PERFORMANCE INFORMATION                                                                   196
TAXES                                                                                     203
OTHER INFORMATION                                                                         204
   Capitalization                                                                         205
   Voting Rights                                                                          205
   Purchase of Shares                                                                     205
   Redemption of Shares                                                                   205
   Exchanges                                                                              205
   Custodian                                                                              205
   Transfer Agent                                                                         205
   Independent Registered Public Accounting Firm                                          205
   Legal Counsel                                                                          205
   Registration Statement                                                                 205
   Financial Statements                                                                   205
APPENDIX A: DESCRIPTION OF BOND RATINGS                                                    AI
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                                         BI

                                  INTRODUCTION


     This SAI is designed to elaborate upon information contained in the Prospectuses for the ADV Class Shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of certain of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated in this SAI. Unless otherwise noted, a portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectus or this SAI that the investment adviser, Directed Services, LLC ("DSI" or "Adviser") or a sub-adviser ("Sub-Adviser" or "Sub-Advisers") reasonably believes is compatible with the investment objective and policies of that Portfolio. Net assets are assets in each portfolio, minus any liabilities. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given them in the Prospectuses.


                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust, dated August 3, 1988, as an open-end management investment company and currently consists of 54 investment portfolios. The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies and restrictions (individually, a "Portfolio" and collectively, the "Portfolios"). The Trust currently has authorized ___ Portfolios, however, not all portfolios are offered in this SAI. This SAI pertains to the following Portfolios:



  ING AllianceBernstein Mid Cap Growth Portfolio                   ING Marsico Growth Portfolio ("Marsico Growth")
  ("Alliance Mid Cap Growth")
  ING Capital Guardian Small/Mid Cap Portfolio ("Capital           ING Marsico International Opportunities Portfolio ("Marsico
  Guardian Small/Mid Cap")                                         International Opportunities")
  ING Capital Guardian U.S. Equities Portfolio ("Capital           ING Mercury Large Cap Growth Portfolio ("Mercury Large Cap
       Guardian U.S. Equities")                                    Growth")
  ING Eagle Asset Capital Appreciation Portfolio ("Eagle           ING Mercury Large Cap Value Portfolio ("Mercury Large Cap
       Asset Capital Appreciation")                                Value")
  ING Equities Plus Portfolio ("Equities Plus")                    ING MFS Mid Cap Growth Portfolio ("MFS Mid Cap Growth")
  ING Evergreen Health Sciences Portfolio ("Evergreen              ING MFS Total Return Portfolio ("MFS Total Return")
       Health Sciences")
  ING Evergreen Omega Portfolio ("Evergreen Omega")                ING MFS Utilities Portfolio ("MFS Utilities")
  ING FMR(SM) Diversified Mid Cap Portfolio ("FMR(SM)              ING Oppenheimer Main Street Portfolio(R) ("Oppenheimer Main
       Diversified Mid Cap")                                       Street")
  ING FMR(SM) Earnings Growth Portfolio ("FMR(SM) Earnings         ING PIMCO Core Bond Portfolio ("PIMCO Core Bond")
  Growth")                                                         ING PIMCO High Yield Portfolio ("PIMCO High Yield")
  ING FMR(SM) Small Cap Equity Portfolio ("FMR(SM) Small
  Cap Equity")
  ING Franklin Income Portfolio ("Franklin Income")                ING Pioneer Fund Portfolio ("Pioneer Fund")
  ING Global Real Estate Portfolio ("Global Real Estate")          ING Pioneer Mid Cap Value Portfolio ("Pioneer Mid Cap
  ING Global Resources Portfolio ("Global Resources")              Value")
  ING Goldman Sachs Tollkeeper(SM) Portfolio* ("Goldman            ING Salomon Brothers All Cap Portfolio ("Salomon Brothers
       Sachs Tollkeeper")                                          All Cap")
  ING International Portfolio ("International")                    ING T. Rowe Price Capital Appreciation Portfolio ("T. Rowe
                                                                   Price Capital Appreciation")
  ING Janus Contrarian Portfolio ("Janus Contrarian")              ING T. Rowe Price Equity Income Portfolio ("T. Rowe Price
                                                                   Equity Income")
  ING JPMorgan Emerging Markets Equity Portfolio                   ING Templeton Global Growth Portfolio ("Templeton Global
  ("JPMorgan Emerging Markets Equity")                             Growth") (formerly, ING Capital Guardian Managed Global
                                                                   Portfolio)
  ING JPMorgan Small Cap Equity Portfolio ("JPMorgan               ING UBS U.S. Allocation Portfolio ("UBS U.S. Allocation")
       Small Cap Equity")
  ING JPMorgan Value Opportunities Portfolio ("JPMorgan            ING Van Kampen Equity Growth Portfolio ("Van Kampen
       Value Opportunities")                                       Equity Growth")

  ING Julius Baer Foreign Portfolio ("Julius Baer Foreign")        ING Van Kampen Global Franchise Portfolio ("Van Kampen
                                                                   Global Franchise")
  ING Legg Mason Value Portfolio ("Legg Mason Value")              ING Van Kampen Growth and Income Portfolio ("Van Kampen
  ING Limited Maturity Bond Portfolio ("Limited Maturity           Growth and Income")
  Bond")
  ING Lord Abbett Affiliated Portfolio ("Lord Abbett               ING Van Kampen Real Estate Portfolio ("Van Kampen Real
       Affiliated")                                                Estate")
                                                                   VP Index Plus International Equity Portfolio ("VP Index Plus
                                                                        International Equity")
                                                                   ING Wells Fargo Mid Cap Disciplined Portfolio ("Wells Fargo
                                                                        Mid Cap Disciplined")
                                                                   ING Wells Fargo Small Cap Disciplined Portfolio ("Wells Fargo
                                                                        Small Cap Equity")


     ING Liquid Assets, ING American Funds Growth, ING American Funds International, and ING American Funds Growth-Income ING LifeStyle Moderate, ING LifeStyle Moderate Growth, ING LifeStyle Growth, ING LifeStyle Aggressive Growth, and ING Stock Index Portfolios do not offer ADV Class shares and therefore are not offered through this SAI.

     The Trust is an open-end management investment company authorized to issue multiple series and classes of shares, each with different investment objectives, policies, and restrictions.


     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust. Each of Evergreen Health Sciences, Global Resources, Legg Mason Value, Janus Contrarian, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise and Van Kampen Real Estate Portfolios are classified as "non-diversified" funds as such term is defined under the Investment Company Act of 1940 ("1940 Act"). Each of the Trust's other Portfolios are classified as "diversified" funds within the meaning of that term under the 1940 Act. The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer. When compared with a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer, and, therefore, has a greater exposure to the risk of poor earnings or losses by an issuer.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities only when the Adviser or Sub-Adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.


     Certain Portfolios may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.




MUNICIPAL SECURITIES

     International, Limited Maturity Bond, PIMCO Core Bond and PIMCO High Yield may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issue at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     International may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

MUNICIPAL LEASE OBLIGATIONS

     International may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. International may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.


     International will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the Adviser or Sub-Adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the Adviser or Sub-Adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.


CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

     Goldman Sachs Tollkeeper(SM), Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, and PIMCO High Yield may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

     PIMCO Core Bond and PIMCO High Yield may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

     The custodial receipts and trust certificates in which Goldman Sachs Tollkeeper(SM), PIMCO Core Bond, and PIMCO High Yield may invest may be underwritten by securities dealers or banks representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuer of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Each Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

     Although under the terms of a custodial receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

     Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

CORPORATE DEBT SECURITIES


     Certain Portfolios may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser. Limited Maturity Bond Portfolio may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined by the Sub-Adviser.


     The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or liquid assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Sub-Adviser.


HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

     Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

     The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

     There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.

PARTICIPATION ON CREDITORS COMMITTEES


     PIMCO High Yield may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject the Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Portfolio will participate on such committees only when the Sub-Adviser believes that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.


BRADY BONDS

     "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

Certain Portfolios may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Some Portfolios may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and some Portfolios also may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A Portfolio will not invest in fixed-time deposits
(1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Portfolio, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     Certain of the Portfolios invest only in bank and S&L obligations as specified in that Portfolio's investment policies. Other Portfolios will not invest in obligations issued by a commercial bank or S&L unless:


(i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Sub-Adviser, similar creditworthiness to institutions having outstanding securities so rated;


(ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and


(iii) in the case of a foreign bank, the security is, in the determination of the Sub-Adviser, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


SAVINGS ASSOCIATION OBLIGATIONS

     International may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER

     Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     All of the Portfolios may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.


     Variable rate master demand notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Sub-Adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Sub-Adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Sub-Adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Sub-Adviser has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.


MORTGAGE-BACKED SECURITIES

     The Portfolios may invest only in those mortgage-backed securities that meet their credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See, "U.S. Government Securities."

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COMMERCIAL MORTGAGE-BACKED SECURITIES

     Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or-asset backed securities.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

FOREIGN-RELATED MORTGAGE SECURITIES


     Certain Portfolios (including International, FRM(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Janus Contrarian, JPMorgan Small Cap Equity, Julius Baer Foreign, Lord Abbett Affiliated, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Salomon Brothers All Cap, T. Rowe Price Capital Appreciation, T.

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Rowe Price Equity Income, UBS U.S. Allocation) may invest in foreign-related mortgage securities. Foreign-related mortgage securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.


AGENCY MORTGAGE SECURITIES

     The Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

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     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which certain Portfolios may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

                                       11
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     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.


     A Sub-Adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Sub-Adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Sub-Adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The Sub-Adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.


     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

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     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

     Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPN are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.

COLLATERALIZED DEBT OBLIGATIONS

     PIMCO Core Bond and PIMCO High Yield may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk,

                                       13
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below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

LOAN PARTICIPATIONS

     PIMCO Core Bond, PIMCO High Yield, and UBS U.S. Allocation may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Portfolios intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Portfolios assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness a Portfolio has direct recourse against a borrower, the Portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If a Portfolio invests in loan participations with poor credit quality, the Portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio's daily share price.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES


     PIMCO Core Bond and PIMCO High Yield may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to

                                       14
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increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. PIMCO Core Bond and PIMCO High Yield may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. A Portfolio will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets.


ZERO-COUPON AND PAY-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other Portfolio securities to satisfy a Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Certain Portfolios may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS

     "Event-linked bonds" are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also

                                       15
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expose the Portfolio to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

GUARANTEED INVESTMENT CONTRACTS

     Certain Portfolios, including International, may invest in guaranteed investment contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Portfolio which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

CREDIT-LINKED NOTES

     Certain Portfolios, including International, may invest in credit-linked notes ("CLNs" or "CLN") which are generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for any Portfolio in accordance to the Portfolio's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Portfolio cannot assure that it can implement a successful strategy regarding this type of investments.

TRUST-PREFERRED SECURITIES

     Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the Portfolio as debt investment. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the interest received to make dividend payments to the holders of the trust-preferred securities. These dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution's common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (i.e., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

     In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.


     In identifying the risks associated with trust-preferred securities, the Adviser or Sub-Adviser will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Portfolio.


EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

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     Common stocks represent an equity (ownership) interest in a corporation.
This ownership interest generally gives a Portfolio the right to vote on measures affecting the company's organization and operations.


     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for a Portfolio, the Sub-Adviser will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.


PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


     Certain Portfolios, including Oppenheimer Main Street, may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the Portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.


WARRANTS


     Certain Portfolios, including JPMorgan Small Cap Equity, may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Portfolio to suffer losses that it would not otherwise sustain.


     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

EURODOLLAR CONVERTIBLE SECURITIES

     Certain Portfolios may invest in Eurodollar convertible securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The Portfolios may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolios may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


DERIVATIVES


                                       17
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     Certain Portfolios may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

The Portfolio's transactions in derivative instruments may include:

- the purchase and writing of options on securities (including index options) and options on foreign currencies;

- the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

- entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.


     The success of transactions in derivative instruments depends on the Sub-Adviser's judgment as to their potential risks and rewards. Use of these instruments exposes a Portfolio to additional investment risks and transaction costs. If the Sub-Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     Certain Portfolios may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Sub-Adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with a Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Where a Portfolio has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

INTEREST RATE FUTURES CONTRACTS

     An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     A Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable a Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which a Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by a Portfolio would be substantially offset by the ability of a Portfolio to repurchase at a lower price the interest rate futures contract previously sold.

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

While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

OPTIONS ON FUTURES CONTRACTS

     A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by a Portfolio.

     A Portfolio may use options on futures contracts in connection with hedging strategies. Julius Baer Foreign may invest up to 25% of its total net assets in futures, options, and swaps for hedging and non-hedging purposes. Generally these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."

STOCK INDEX FUTURES CONTRACTS

     A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of a Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to a Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

(1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

     (a) forego possible price appreciation,

     (b) create a situation in which the securities would be difficult to repurchase, or

     (c) create substantial brokerage commissions;


(2) when a liquidation of a Portfolio has commenced or is contemplated, but there is, in a Sub-Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

(3) to close out stock index futures purchase transactions.

     Where a Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:


(1) if a Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in a Portfolio, or


(2) to close out stock index futures sales transactions.

     Each investing Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, with the exception of Julius Baer Foreign, which may invest in futures contracts and futures options for both hedging and non-hedging purposes. For example, a Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Portfolio's securities or the price of the securities, which a Portfolio intends to purchase. A Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, a Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by a Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day a Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by a Portfolio but is settlement between a Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by a Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, a Portfolio realizes a capital gain, or if it is more, a Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Portfolio realizes a capital gain, or if it is less, a Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

     Some Portfolios may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Portfolio (with the exception of Global Resources) intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of a Portfolio for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income. AIM Mid Cap Growth and Julius Baer Foreign may invest up to 5% of its assets in gold and other precious metals.

     Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (i.e., coins will not be purchased for their numismatic value). Any metals purchased by a Portfolio will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

     Metal investments are considered speculative and are affected by various worldwide economic, financial, and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada, and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS

     A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When a Portfolio purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when a Portfolio sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. A Portfolio may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. A Portfolio will not engage in these contracts for speculation or for achieving leverage. A Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

     When purchasing a futures contract, a Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by a Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     When writing a call option on a futures contract, a Portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     Julius Baer Foreign is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the CEA and, therefore, who is not subject to the registration or regulation as a commodity pool operator under the CEA.

     In addition, the UBS U.S. Allocation, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth will not: (a) sell futures contracts, purchase put options, write call options, or enter into swap agreements if, as a result, more than 25% of a Portfolio's total assets would be hedged with futures and/or options and/or swap agreements under normal conditions; (b) purchase futures contracts, write put options, or enter into swap agreements (other than swaps entered into for hedging purposes under (a)) if, as a result, a Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options plus the notional amount of any such swaps would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by a Portfolio would exceed 5% of a Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to futures, options, or swaps.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES

     An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, a Portfolio would continue to receive interest income on such security.

     A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities a Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     A Portfolio may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise

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price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, a Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

     Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

     In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     Except the UBS U.S. Allocation Portfolio, FMR(SM) Diversified Mid Cap, and FMR(SM) Earnings Growth, a Portfolio may write a call or put option only if the option is "covered" or "secured" by a Portfolio holding a position in the underlying securities. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, a Portfolio may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if a Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. A Portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

OPTIONS ON SECURITIES INDEXES

     A Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, a Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or a Portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

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OVER-THE-COUNTER OPTIONS

     Certain Portfolios may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, each Portfolio intends to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York. OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while a Portfolio relies on the party from whom it purchases an OTC Option to perform if a Portfolio exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, a Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

GENERAL

     The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is recorded as an asset of a Portfolio and subsequently adjusted. The premium received for an option written by a Portfolio is included in a Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     A Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While a Portfolio's transactions in futures may protect a Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude a Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in a Portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that a Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     Most Portfolios will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. A Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.


     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.


     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by a Portfolio at market value. In the case of a credit default swap sold by a Portfolio (I.E., where a Portfolio is selling credit default protection), however, a Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

     Limited Maturity Bond, PIMCO Core Bond, and PIMCO High Yield Portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, a Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, a Portfolio would be subject to investment exposure on the notional amount of the swap.

     The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of

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financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments").

Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet a Portfolio's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which a Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Portfolio. Accordingly, each Portfolio, except for Janus Contrarian, Legg Mason

Value, Marsico Growth, and Marsico International Opportunities, will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that a Portfolio's investment in Hybrid Instruments will account for more than 10% of a Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     Certain Portfolios seeking a high level of current income may enter into dollar rolls or "covered rolls" in which a Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, a Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, a Portfolio may or may not take delivery of the securities a Portfolio has contracted to purchase.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by a Portfolio. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to a Portfolio.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS


     All Portfolios may purchase securities on a when-issued, delayed delivery or forward commitment basis if a Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if a Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio's other assets. Although a Portfolio could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, a Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if a Sub-Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon such sales.


FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Certain Portfolios may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other securities representing interests in securities of foreign companies (collectively, "Depositary Receipts") that are described below. Some Portfolios may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

     Each Portfolio (except the JPMorgan Emerging Markets Equity, Global Resources, Janus Contrarian, Legg Mason Value, Marsico Growth, and Marsico International Opportunities) may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country. PIMCO Core Bond and PIMCO High Yield may not have more than 10% of its total assets invested in securities of issuers located in emerging market companies. In addition, Global Resources may invest up to 35% of its net assets in securities of issuers located in South Africa. A Portfolio's investments in U.S. issuers are not subject to the foreign country diversification guidelines.

     Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since each of these Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Portfolio's investment.

     Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

     Certain Portfolios, including Evergreen Omega and International, authorized to invest in securities of foreign issuers may invest assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DEPOSITARY RECEIPTS

     ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

FOREIGN CURRENCY TRANSACTIONS

     Since certain Portfolios that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolios may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.

FORWARD CURRENCY CONTRACTS

     Certain Portfolios may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     A Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. A Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     A Portfolio may enter into forward foreign currency contracts in two circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


     Second, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     None of the Portfolios will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency, unless the Portfolio covers the excess with sufficient segregated assets. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.


     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, a Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     A Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

     A Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Portfolios to reduce foreign currency risk using such options.


     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge up to the amount of the premium received. A Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.


CURRENCY MANAGEMENT

     A Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolios to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Sub-Adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.


EXCHANGE RATE-RELATED SECURITIES

     Certain of the Portfolios may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. A Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

SOVEREIGN DEBT

     Certain Portfolios may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Portfolios may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities. PIMCO Core Bond may invest in such securities rated B, subject to a maximum of 10% in securities rated Ba and B.

     Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which a Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. A Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

     The issuers of the government debt securities in which a Portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, a Portfolio may have few or no effective legal remedies for collecting on such debt.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     All Portfolios may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.


     The Sub-Adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The Sub-Adviser, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.


     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of the Trust, which include monitoring the creditworthiness of the parties with which a Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.




REVERSE REPURCHASE AGREEMENTS


     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A Portfolio typically will segregate assets determined to be liquid by the Sub-Adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated are described above and may be considered to be borrowings by the seller; accordingly, a Portfolio will limit its investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. The Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not invest in reverse repurchase agreements.


OTHER INVESTMENT COMPANIES




           An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a

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Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

         T. Rowe Price Equity Income and T. Rowe Price Capital Appreciation may, however, invest in shares of the T. Rowe Price Reserve Investment and Government Reserve Investment Funds; Janus Contrarian, may invest in shares of Janus' Money Market Funds, each pursuant to the receipt of an SEC exemptive order. Other Portfolios may invest in shares issued by other investment companies to the extent permitted by the 1940 Act. International Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.


EXCHANGE-TRADED FUNDS ("ETFs")


     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETFs, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

STANDARD & POOR'S DEPOSITARY RECEIPTS


     Each of the Eagle Asset Capital Appreciation, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, Stock Index,
T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Wells Fargo Mid Cap Disciplined may, consistent with its investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.


iSHARES MSCI INDEX SHARES


     The AIM Mid Cap Growth, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), International, Janus Contrarian, JPMorgan Emerging Markets Equity, Legg Mason Value, Marsico Growth, Marsico International Opportunities, and Wells Fargo Mid Cap Disciplined may also invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, the Portfolio could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").


HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")




     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.


INITIAL PUBLIC OFFERINGS ("IPOs")

     Marsico International Opportunities may, consistent with its investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

       The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and, therefore, have a more limited effect on the Portfolios' performance.

     There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, decrease or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.


SHORT SALES


     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. A Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Sub-Adviser believes that a decline in the price of a particular security or group of securities is likely. Evergreen Omega, Goldman Sachs Tollkeeper(SM), Van Kampen Real Estate, and Van Kampen Global Franchise Portfolios may not engage in short sales.


     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. A Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.




SHORT SALES AGAINST THE BOX




     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. A Portfolio would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.




ILLIQUID SECURITIES


     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a Sub-Adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Portfolios to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Because of the nature

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of these securities, a considerable period of time may elapse between a
Portfolio's decision to dispose of these securities and the time when a Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.


RESTRICTED SECURITIES


     Each Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board, based upon information and recommendations provided by the Sub-Adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board has adopted guidelines and has delegated to the Sub-Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to the limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Portfolios may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Portfolios' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. The Portfolio may not be able to sell these securities when the Sub-Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to a Portfolio's borrowing limitations to the extent that a Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES


     For the purpose of realizing additional income, certain Portfolios such as, Janus Contrarian, Limited Maturity Bond and PIMCO High Yield may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which the this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five-business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Sub-Adviser, the consideration to be earned from such loans would justify the risk.

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REAL ESTATE INVESTMENT TRUSTS ("REITs")

     REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Portfolio.




RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although a Portfolio that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;

     -    adverse general or local economic conditions;

     -    possible lack of availability of mortgage funds;

     -    overbuilding;

     -    extended vacancies of properties;

     -    increases in competition, property taxes and operating expenses;

     -    changes in zoning or applicable tax law;

     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

     -    casualty or condemnation losses;

     -    uninsured damages from floods, earthquakes or other natural disasters;

     -    limitations on and variations in rents; and

     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES

     The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.

SMALL COMPANIES

     Certain of the Portfolios may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.


     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Sub-Adviser would otherwise have sold the security. It is possible that the Sub-Adviser or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Portfolio which it manages.


UNSEASONED COMPANIES


     Certain Portfolios, including the Capital Guardian Small/Mid Cap, Capital Guardian U.S. Equities, FMR(SM) Diversified Mid Cap, FMR(SM) Earnings Growth, Goldman Sachs Tollkeeper(SM), Janus Contrarian, Legg Mason Value, Marsico Growth, Marsico International Opportunities, PIMCO Core Bond, PIMCO High Yield, Templeton Global Growth, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Wells Fargo Mid Cap Disciplined, may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions for each of the Portfolios as stated elsewhere in this SAI, certain of the Portfolios may, but are not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for such Portfolios, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolios resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Sub-Adviser's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.


SPECIAL SITUATIONS


     A special situation arises when, in the opinion of the Sub-Adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies.

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Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES

     Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, Competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.




RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     Investors should carefully consider the risks of companies in the Internet industry and related industries when making an investment decision. The value of the Fund's shares will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 recently have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of firm and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. PIMCO Core Bond and PIMCO High Yield may hold an unlimited amount of such investments consistent with its objectives. Under normal circumstances, each Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this Statement of Information will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

SEGREGATION OF ASSETS

     As discussed above, when a Portfolio invests in certain securities or engages in certain transactions (e.g., derivatives, when issued securities, delayed delivery transactions), it will segregate assets on its books or those of its Custodian. Segregated assets will include cash or other liquid securities and high quality debt instruments, in amounts equal to the amount of its commitment, which are marked to market daily.

                             INVESTMENT RESTRICTIONS

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FUNDAMENTAL INVESTMENT RESTRICTIONS


     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Portfolio's voting securities present at a meeting if the holders of more than 50% of that Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of Evergreen Health Sciences, Evergreen Omega, FMR(SM) Earnings Growth, FMR(SM) Small Cap Equity, Goldman Sachs Tollkeeper(SM), JPMorgan Small Cap Equity, JPMorgan Value Opportunities, Julius Baer Foreign, Legg Mason Value, Marsico International Opportunities, MFS Utilities, PIMCO High Yield, Pioneer Fund, and Pioneer Mid Cap Value are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from a portfolio.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:

     The Portfolio may not:

        1. Issue any class of securities which is senior to the Portfolio shares of beneficial interest, except that the Portfolio may borrow money to the extent contemplated by Restriction 3 below;

        2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments or other arrangements in connection with transactions in short sales, futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose);

        3. Borrow more than one-third of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities;

        4. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

        5. As to 75% of the Portfolio total assets, purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio total assets (taken at current value) would be invested in a single industry;

        6. Invest in securities of any issuer if any officer or Trustee of the Trust or any officer or director of the Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer; and

        7. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans.

FOR CAPITAL GUARDIAN SMALL/MID CAP, EAGLE ASSET CAPITAL APPRECIATION, GLOBAL RESOURCES, LIMITED MATURITY BOND, T. ROWE PRICE CAPITAL APPRECIATION, T. ROWE PRICE EQUITY INCOME, TEMPLETON GLOBAL GROWTH, VAN KAMPEN REAL ESTATE, VAN KAMPEN GROWTH AND INCOME, AND WELLS FARGO MID CAP DISCIPLINED:

     A Portfolio may not:

        1. Invest in a security if, with respect to 75% of its total assets, more than 5% of the total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that this restriction does not apply to Van Kampen Real Estate or Global Resources;

        2. Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, except that restriction does not apply to Van Kampen Real Estate or Global Resources;


        3. Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply: (a) to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto),
             (b) with respect to Liquid Assets, to securities or obligations issued by U.S. banks, (c) with respect to Templeton Global Growth, to securities issued or guaranteed by foreign governments or any political subdivisions thereof, authorities, agencies, or instrumentalities (or repurchase agreements with respect thereto); and (d) to the Van Kampen Real Estate, which will normally invest more than 25% of its total assets in securities of issuers in the real estate industry and related industries, or to the Global Resources, which will normally invest more than 25% of its total assets in the group of industries engaged in hard assets activities, provided that such concentration for these two Portfolios is permitted under tax law requirements for regulated investment companies that are investment vehicles for variable contracts;


        4. Purchase or sell real estate, except that a Portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests;

        5. Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a Portfolio engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction, and except that Global Resources may, consistent with its investment objective and subject to the restrictions described in the Prospectus and in the SAI, purchase securities on margin;

        6. Lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies:

             a. invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans;

             b.  enter into repurchase agreements; and

             c. lend its portfolio securities in accordance with applicable guidelines established by the SEC and any guidelines established by the Board;

        7. Issue senior securities, except insofar as a Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that Portfolio's borrowing policies, and except, for purposes of this investment restriction, collateral or escrow arrangements with respect to the making of short sales, purchase or sale of futures contracts or related options, purchase or sale of forward currency contracts, writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, related options, and forward currency contracts are not deemed to be an issuance of a senior security;

        8. Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a Portfolio may be deemed to be an underwriter under the federal securities laws;

        9. With respect to the T. Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, make short sales of securities, except short sales against the box, and except that this restriction shall not apply to the Global Resources, which may engage in short sales within the limitations described in the SAI;

        10. Borrow money or pledge, mortgage, or hypothecate its assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward currency contracts as described in the Prospectus and in the SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, options on futures contracts, and forward currency contracts will not be deemed to be pledges of a Portfolio's assets);


        11. With respect to the T, Rowe Price Equity Income, T. Rowe Price Capital Appreciation, Limited Maturity Bond, Global Resources, Van Kampen Real Estate, invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 10% of the total assets of the Portfolio, or, for the AIM Mid Cap Growth, Capital Guardian Small/Mid Cap, Eagle Asset Capital Appreciation, Templeton Global Growth, Van Kampen Growth and Income, and Wells Fargo Mid Cap Disciplined, more than 15% of the total assets of the Portfolio (taken at market value at the time of such investment), would be invested in such securities;


        12. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except:

             a. any Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and on options on such futures contracts;

             b. the T. Rowe Price Equity Income and AIM Mid Cap Growth may engage in futures contracts on gold; and


             c. this restriction shall not apply to Templeton Global Growth and Global Resources.

        13. With respect to all Portfolios except the Templeton Global Growth, invest in puts, calls, straddles, spreads, or any combination thereof, provided that this restriction does not apply to puts that are a feature of variable or floating rate securities or to puts that are a feature of other corporate debt securities, and except that any Portfolio may engage in transactions in options, futures contracts, and options on futures.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

     The Portfolio may not:

        1. Issue senior securities, except to the extent that the borrowing of money in accordance with restrictions (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.);

        2. Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry;

        3. Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the portfolio's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the portfolio, except that up to 25% of the value of each portfolio's total assets may be invested without regard to these restrictions;

        4. Borrow money, except that the portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions;

        5. Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling portfolio securities;

        6. Purchase or sell real estate, except that the Portfolio may invest in securities issued by companies which invest in real estate or interests therein and may invest in mortgages and mortgage-backed securities; and

        7. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

FOR EQUITIES PLUS:

The Portfolio may not:

     1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

     2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

     3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

     6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

     8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


FOR EVERGREEN HEALTH SCIENCES:

The Portfolio may not:

        1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions;
             (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

        2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit the Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

        4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

        5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

        7. Make any investment that is inconsistent with its classification as a non-diversified investment company as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

        8. "Concentrate" its investments in a particular industry, except that the Portfolio may invest more than 25% of its assets in securities issued by companies principally engaged in the healthcare industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

FOR EVERGREEN OMEGA:

The Portfolio may not:

        1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit the Portfolio to: (i) enter into commitments to purchase securities in accordance with a Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions;
             (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

        2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

        4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

        5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

        6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

        7. Shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

        8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing:
             (a) this limitation will not apply to a Portfolio's investments in:
             (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause
             (ii), (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and
             (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     In addition, for the Evergreen Health Sciences and Evergreen Omega Portfolios, if a Portfolio's holdings of illiquid securities exceeds 15% because of changes in the value of a Portfolio's investments, a Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio. Otherwise, a Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets. For

FMR(SM) DIVERSIFIED MID CAP, FMR(SM) EARNINGS GROWTH, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS U.S. ALLOCATION:

A Portfolio may not:

     1. With respect to 75% of each Portfolio's (except Legg Mason Value, pending shareholder approval) total assets (50% of the Janus Contrarian's total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

     2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

     3. Borrow money, except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

     4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

     6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

     8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.


FOR FMR(SM) SMALL CAP EQUITY:

A Portfolio may not:

1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

FOR ING FRANKLIN INCOME PORTFOLIO:

As a matter of fundamental policy, the Portfolio may not:

1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

FOR ING GLOBAL REAL ESTATE PORTFOLIO

As a matter of fundamental policy, the Portfolio may not:

1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio and (c) the Portfolio will invest more than 25% of its total assets in the real estate industry;

2. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

3. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

4. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

5. purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

6. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

7. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     ING Global Real Estate Portfolio is a non-diversified fund. The Portfolio is not limited by the 1940 Act in the proportion of assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

     ING Global Real Estate Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Sub-Adviser.

     ING Global Real Estate Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR JPMORGAN VALUE OPPORTUNITIES, MARSICO INTERNATIONAL OPPORTUNITIES, MFS UTILITIES, PIONEER FUND, AND PIONEER MID CAP VALUE:

The Portfolio may not:

With respect to 75% of the Portfolio's (except MFS Utilities) total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies), if as a result (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

     1. Concentrate its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to a Portfolio's investments in:
          (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. Government, its agencies or instrumentalities), except for MFS Utilities which may concentrate its investment in companies in the utilities sector;

     2. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     5. Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by a Portfolio for its portfolio, a Portfolio may be deemed to be an underwriter under applicable law;

     6. Purchase or sell real estate, except that a Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     7.   Issue any senior security (as defined in the 1940 Act), except that
          (i) a Portfolio may enter into commitments to purchase securities in accordance with a Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) a Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) a Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     8. Purchase physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).


FOR GOLDMAN SACHS TOLLKEEPER(SM), INTERNATIONAL, JPMORGAN SMALL CAP EQUITY, JULIUS BAER FOREIGN, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN GLOBAL FRANCHISE, VAN KAMPEN EQUITY GROWTH, AND:


     A Portfolio may not:

          1. With respect to 75% of each Portfolio's total assets (50% of the Van Kampen Global Franchise and JPMorgan Small Cap Equity total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if,

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               as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) a Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

          2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

          3. Borrow money, except that (a) the Portfolio may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), and (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes. Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. In addition, the Goldman Sachs Tollkeeper(SM), Van Kampen Global Franchise, and Van Kampen Equity Growth may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, purchase securities on margin to the extent permitted by applicable law, and engage in transactions in mortgage dollar rolls which are accounted for as financings;

          4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

          5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

          6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          7. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

          8. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

FOR JPMORGAN EMERGING MARKETS EQUITY:

     The Portfolio may not:

          1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

          2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan;

          3. (a) Borrow money, except for temporary or emergency purposes from a bank, or pursuant to reverse repurchase agreements or dollar roll transactions for a Portfolio that uses such investment techniques and then not in excess of one-third of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings (excluding any fully collateralized reverse repurchase agreements and dollar roll transactions the Portfolio may enter into), and no additional investments may be made while any such borrowings are in excess of 10% of total assets;

          4. Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions;

          5. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities);

          6. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this SAI, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and this SAI;

          7. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets;

          8. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

          9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions; and

          10. Invest in commodities, except for futures contracts or options on futures contracts if, as a result thereof, more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.


FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Purchase any securities of another issuer (other than the United States of America) if upon said purchase more than 5% of its net assets would consist of securities of such issuer, or purchase more than 15% of any class of securities of such issuer;

2. Borrow money, except (i) in order to meet redemption requests or (ii) as a temporary measure for extraordinary or emergency purposes and, in the case of both (i) and (ii), only from banks and only in an aggregate amount not to exceed 5% of its total assets taken at cost or value, whichever is less, or mortgage or pledge any of its assets and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Lend its funds or other assets to any other person other than through the purchase of liquid debt securities pursuant to the Portfolio's investment policies, except that (a) the Portfolio may lend its portfolio securities in an amount up to 33 1/3% of its total assets, provided that the borrower may not be affiliated, directly or indirectly, with the Portfolio and (b) the Portfolio may enter into repurchase agreements in an amount up to an aggregate of 25% of its total assets;

4. Invest in the securities of issuers which have been in operation for less than three years if such purchase at the time thereof would cause more than 5% of the net assets of the Portfolio to be so invested;

5. Purchase any securities on margin (except that the Portfolio may make deposits in connection with transactions in options on securities), make any so-called "short" sales of securities or participate in any joint or joint and several trading accounts;

6.   Act as underwriter of securities of other issuers;

7. Purchase the securities of another investment company or investment trust except in the open market where no profit to a sponsor or dealer, other than the customary broker's commission, results from such purchase (but the aggregate of such investments shall not be in excess of 10% of the net assets of the Portfolio), or except when such purchase is part of a plan of merger or consolidation;

8. Buy securities from, or sell securities to, any of its officers, directors, employees, investment adviser or distributor, as principals;

9. Purchase or retain any securities of an issuer if one or more persons affiliated with the Portfolio owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer and such affiliated persons so owning 1/2 of 1% together own beneficially more than 5% of such securities;

10. Purchase real estate (not including investments in securities issued by real estate investment trusts) or commodities or commodity contracts, provided that the Portfolio may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency transactions and buy, sell and write options on currencies;

11.  Issue senior securities except as may be permitted by the 1940 Act.


FOR MARSICO GROWTH:


The Portfolio may not:

1. Purchase or sell commodities or commodity contracts, or interests in oil, gas, or other mineral leases, or other mineral exploration or development programs, although it may invest in companies that engage in such businesses to the extent otherwise permitted by the Portfolio investment policies and restrictions and by applicable law, except as required in connection with otherwise permissible options, futures and commodity activities as described elsewhere this Statement;

2. Purchase or sell real estate, although it may invest in securities secured by real estate or real estate interests, or issued by companies, including real estate investment trusts, that invest in real estate or real estate interests;

3. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities and except as required in connection with permissible options, futures, short selling and leverage activities as described elsewhere in the Prospectus and this Statement (the short sale restriction is non-fundamental);

4. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Portfolio would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable;

5. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required for otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

6. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

7. Borrow money, except from banks for temporary or emergency purposes or in connection with otherwise permissible leverage activities, and then only in an amount not in excess of 5% of the Portfolio total assets (in any case as determined at the lesser of acquisition cost or current market value and excluding collateralized reverse repurchase agreements);

8. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

9. Invest more than 25% of the value of the Portfolio total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. Government, its agencies and instrumentalities);

10. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions;

11. Own, directly or indirectly, more than 25% of the voting securities of any one issuer or affiliated person of the issuer; and

12. Purchase the securities of other investment companies, except as permitted by the 1940 Act or as part of a merger, consolidation, acquisition of assets or similar reorganization transaction.


FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET AND PIMCO CORE
BOND:

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


A Portfolio may not:


1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of a Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer; provided that this restriction shall not apply to MFS Mid Cap Growth;

2. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

3. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings), except PIMCO Core Bond may also borrow to enhance income;

4. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

5. Purchase or sell any commodity contract, except that each Portfolio may purchase and sell futures contracts based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.) The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return reserve the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities. The MFS Mid Cap Growth, Oppenheimer Main Street and MFS Total Return will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except for options, futures contracts, options on futures contracts and forward contracts);

6. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

7. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in the real estate industry and participation interests in pools of real estate mortgage loans, and it may liquidate real estate acquired as a result of default on a mortgage; and

8. Issue any class of securities which is senior to a Portfolio shares of beneficial interest except as permitted under the Investment Company Act of 1940 or by order of the SEC.

FOR PIMCO HIGH YIELD:

The Portfolio may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of value of the Portfolio's total assets to be invested in securities of any one issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof), or purchase more than 10% of the outstanding voting securities of any one issuer;

2. Issue senior securities, except as permitted under the Investment Company Act of 1940;

3. Invest more than 25% of the value of the Portfolio's total assets in the securities of companies engaged in any one industry (except securities issued by the U.S. government, its agencies and instrumentalities);

4. Borrow money except from banks as a temporary measure for extraordinary or emergency purposes or by entering into reverse repurchase agreements (each Portfolio of the Trust is required to maintain asset coverage (including borrowings) of 300% for all borrowings);

5. Make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of the debt obligations in accordance with its investment objectives and policies or entry into repurchase agreements may be deemed to be loans;

6. Purchase or sell any commodity contract, except that the Portfolio may purchase and sell futures based on debt securities, indexes of securities, and foreign currencies and purchase and write options on securities, futures contracts which it may purchase, securities indexes, and foreign currencies and purchase forward contracts. (Securities denominated in gold or other precious metals or whose value is determined by the value of gold or other precious metals are not considered to be commodity contracts.);

7. Underwrite securities of any other company, although it may invest in companies that engage in such businesses if it does so in accordance with policies established by the Board, and except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities;

8. Purchase or sell real estate, although it may purchase and sell securities which are secured by or represent interests in real estate, mortgage-related securities, securities of companies principally engaged in real estate industry and participation interests.


FOR ING QUANTITATIVE SMALL CAP VALUE:

As a matter of fundamental policy, the Portfolio may not:

1. purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

3. purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

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     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.


FOR SALOMON BROTHERS ALL CAP:


The Portfolio may not:


1. Hold more than 25% of the value of its total assets in the securities of any single company or in the securities of companies in any one industry. As to 50% of the value of its total assets, the Portfolio's investment in any one security, other than United States Government obligations, will not exceed 5% of the value of its total assets and as to this 50%, the Portfolio will not invest in more than 15% of the outstanding voting securities of any one issuer;

2. Borrow money or pledge or mortgage its assets, except as described under "Description of Securities and Investment Techniques" and except that for purposes of this restriction, collateral arrangements with respect to the writing of options on stocks and stock indices, the purchase and sale of futures contracts and options on futures contracts, and forward currency contracts are not deemed a pledge of assets or a borrowing of money;

3. Underwrite securities, except in instances where the Portfolio has acquired portfolio securities which it may not be free to sell publicly without registration under the 1933 Act ("restricted securities"); in such registrations, the Portfolio may technically be deemed an "underwriter" for purposes of the 1933 Act. No more than 10% of the value of Portfolio's total assets may be invested in illiquid securities;

4. Make loans other than through (a) the lending of its portfolio securities in accordance with the procedures described under "Description of Securities and Investment Techniques -- Lending of Portfolio Securities" in this SAI, or (b) entering into repurchase agreements in an amount up to an aggregate of 25% of its total assets, but this restriction shall not prevent the Portfolio from buying a portion of an issue of bonds, debentures or other obligations which are liquid, or from investing up to an aggregate of 10% (including investments in other types of illiquid securities) of the value of its total assets in portions of issues of bonds, debentures or other obligations of a type privately placed with financial institutions and which are illiquid;

5. Invest more than 10% of the value of the Portfolio's total assets in securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities which are not readily marketable;

6. Invest in companies for the purpose of exercising control or management. (The Portfolio may on occasion be considered part of a control group of a portfolio company by reason of the size or manner of its investment, in which event the securities of such portfolio company held by the Portfolio may not be publicly saleable unless registered under the Securities Act of 1933 or pursuant to an available exemption thereunder.);

7. Purchase securities on margin (except for such short-term credits as are necessary for the clearance of transactions and except that the Portfolio may make deposits in connection with transactions in options on securities) or make short sales of securities (except for sales "against the box", i.e., when a security identical to one owned by the Portfolio, or which the Portfolio has the right to acquire without payment of additional consideration, is borrowed and sold short);

8. Purchase or sell real estate, interests in real estate, interests in real estate investment trusts, or commodities or commodity contracts; however, the Portfolio (a) may purchase interests in real estate investment trusts or companies which invest in or own real estate if the securities of such trusts or companies are registered under the Securities Act of 1933 and are readily marketable and (b) may enter into futures contracts, including futures contracts on interest rates, stock indices and currencies, and options thereon, and may engage in forward currency contracts and buy, sell and write options on currencies;

                                       54
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9.   Purchase more than 3% of the stock of another investment company, or purchase stock of other investment companies equal to more than 5% of the Portfolio's net assets in the case of any one other investment company and 10% of such net assets in the case of all other investment companies in the aggregate. Any such purchase will be made only in the open market where no profit to a sponsor or dealer results from the purchase, except for the customary broker's commission. This restriction shall not apply to investment company securities received or acquired by the Portfolio pursuant to a merger or plan of reorganization. (The return on such investments will be reduced by the operating expenses, including investment advisory and administrative fees of such investment Portfolios and will be further reduced by the Portfolio's expenses, including management fees; that is, there will be a layering of certain fees and expenses.);

10. Purchase or hold securities of an issuer if one or more persons affiliated with the Portfolio or with Smith Barney Asset Management owns beneficially more than 1/2 of 1% of the securities of that issuer and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of the securities of such issuer;


11. Buy portfolio securities from, or sell portfolio securities to, any of the Portfolio's officers, directors or employees of its investment adviser or distributor, or any of their officers or directors, as principals;


12. Purchase or sell warrants; however, the Portfolio may invest in debt or other securities which have warrants attached (not to exceed 10% of the value of the Portfolio's total assets). Covered options with respect to no more than 10% in value of the Portfolio's total assets will be outstanding at any one time;

13. Invest in interest in oil, gas or other mineral exploration or development programs, or


14.  Issue senior securities except as may be permitted by the 1940 Act.

FOR VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO

As a matter of fundamental policy, the Portfolio:

1.   Shall be a "diversified company" as that term is defined in the 1940 Act.

2. May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by securities issued by the U.S. government, its agencies or instrumentalities).

3. May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder.

4. May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making loans.

5. May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law.

6. May not purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

                                       55
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7.   May not issue any senior security (as defined in the 1940 Act), except that
     (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and

8. May not purchase physical commodities or contracts relating to physical commodities.

FOR WELLS FARGO SMALL CAP DISCIPLINED:

The Portfolio may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the U.S., or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;

2. Purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio's investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

3. Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;

4. Make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5. Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies;

6. Purchase or sell real estate, except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

7. Issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or

8. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitations does not apply to foreign currency transactions, including, without limitation, forward currency contracts.


   For all Portfolios, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Portfolio's investments will not constitute a violation of such limitation,

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except that any borrowing by a Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

   The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.


FOR CAPITAL GUARDIAN SMALL/MID CAP, AND VAN KAMPEN GROWTH AND INCOME:


A Portfolio may not:


1. Make short sales of securities, except short sales against the box (this restriction shall not apply to the Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

2. Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the Sub-Adviser are illiquid if, as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.

FOR ALLIANCEBERNSTEIN MID CAP GROWTH:


The Portfolio may not:

1. Invest in warrants (other than warrants acquired by the Portfolio as a part of a unit or attached to securities at the time of purchase) if, as a result, such investment (valued at the lower of cost or market value) would exceed 5% of the value of the Portfolio net assets, provided that not more than 2% of the Portfolio net assets may be invested in warrants not listed on the New York or American Stock Exchanges;

2. Purchase or sell commodities or commodity contracts, except that the Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions;

3. Purchase securities restricted as to resale if, as a result, (i) more than 10% of the Portfolio total assets would be invested in such securities, or
     (ii) more than 5% of the Portfolio total assets (excluding any securities eligible for resale under Rule 144A under the Securities Act of 1933) would be invested in such securities;

4. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio net assets (taken at current value) would then be invested in the aggregate in securities described in (a), (b), and
     (c) above;

5. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition;

6.   Invest in real estate limited partnerships;

7. Purchase any security if, as a result, the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old;

8. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.);

9.   Make investments for the purpose of exercising control or management;

10. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs;

11.  Acquire more than 10% of the voting securities of any issuer;

                                       57
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12.  Invest more than 15%, in the aggregate, of its total assets in the securities of issuers which, together with any predecessors, have a record of less than three years continuous operation and securities restricted as to resale (including any securities eligible for resale under Rule 144A under the Securities Act of 1933); or

13. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, if, as a result, the aggregate amount of premiums paid or received by the Portfolio in respect of any such transactions then outstanding would exceed 5% of its total assets.

FOR CAPITAL GUARDIAN U.S. EQUITIES:

The Portfolio may not:

1. Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money;

2. Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities;

3. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable;

4. Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin;

5. Write or purchase options on securities, financial indices or currencies, except to the extent the Portfolio is specifically authorized to engage in hedging and other strategic transactions;

6.   Purchase securities for the purpose of exercising control or management;

7. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the Portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization;

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a) (32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies; and

8. Pledge, hypothecate, mortgage or transfer (except as provided in restriction (4)) as security for indebtedness any securities held by the Portfolio, except in an amount of not more than 33 1/3% of the value of the Portfolio's total assets and then only to secure borrowings permitted by restrictions (3) and (10). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.




FOR EAGLE ASSET CAPITAL APPRECIATION:

A Portfolio may not:

   Make short sales of securities, except short sales against the box (this restriction shall not apply to the AIM Mid Cap Growth, and Capital Guardian Small/Mid Cap, which may make short sales within the limitations described in the Prospectus and elsewhere in this SAI).

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FOR FMR(SM) DIVERSIFIED MID CAP, JANUS CONTRARIAN, LEGG MASON VALUE, AND UBS
U.S. ALLOCATION:

1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.


3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).


4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


     With respect to Limitation (4), if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


     For purposes of normally investing at least 80% of the FMR(SM) Diversified Mid Cap's assets in securities of companies of medium market capitalizations, the Sub-Adviser intends to measure the capitalization range of the S&P MidCap 400 Index no less frequently than once a month.


FOR FMR(SM) EARNINGS GROWTH:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation);

4. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity;

5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments); and

6. The Portfolio does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Portfolio.


FOR GOLDMAN SACHS TOLLKEEPER(SM):

The Portfolio may not:

1.   Invest for the purpose of exercising control or management;

2.   Sell property or securities short, except short sales against the box; and

3. Invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities.


     Unless otherwise indicated, all percentage limitations listed above apply to the Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction (iii) and non-fundamental restriction (v) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract.

     For purposes of non-fundamental restriction (2), a short sale "against the box" shall not be considered a short position.

FOR INTERNATIONAL, AND JULIUS BAER FOREIGN, JPMORGAN SMALL CAP EQUITY, MARSICO GROWTH, MERCURY LARGE CAP GROWTH, MERCURY LARGE CAP VALUE, VAN KAMPEN EQUITY GROWTH, VAN KAMPEN GLOBAL FRANCHISE:


1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;


3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3), and only to the extent that the value of the Portfolio's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings; with respect to International, Julius Baer Foreign, JPMorgan Small Cap Equity, Van Kampen Equity Growth, and Van Kampen Global Franchise.


4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued;


5. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which the Sub-Adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of


                                       60
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     direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.); and

6. The Portfolio may purchase or write options on securities only if (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.


     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of a Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.


FOR JPMORGAN EMERGING MARKETS EQUITY:

The Portfolio may not:


1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio;

2. Invest in any issuer for purposes of exercising control or management of the issuer;

3. Except as described in the Prospectus and this SAI, acquire or dispose of put, call, straddle or spread options subject to the following conditions:


          a.   such options are written by other persons, and

          b. the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Portfolio's total assets;


4. Except as described in the Prospectus and this SAI, engage in short sales of securities; and

5. Purchase more than 10% of the outstanding voting securities of any one issuer.

     If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


FOR JPMORGAN VALUE OPPORTUNITIES:

The Portfolio may not:


1. Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

2. Purchase any securities subject to legal or contractual restrictions on the resale thereof, or purchase securities which are not readily marketable, or enter into repurchase agreements not terminable within seven business days, if such purchase or entering into a repurchase agreement would cause more than 10% of the value of its total assets to be invested in such securities and such repurchase agreements;

3. Invest its assets in securities of other open-end investment companies, except as permitted under the 1940 Act or any order pursuant thereto; or

4. Pledge, mortgage or hypothecate its assets except, to secure borrowings permitted by subparagraph (1) above, it may pledge securities having a value at the time of pledge not exceeding 15% of the cost of its total assets.


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FOR LIMITED MATURITY BOND:


1. Non-government securities must be rated Baa3 or better by Moody's or BBB or better by S&P or, if not rated, determined to be of comparable quality;

2. Money market securities must be rated in the two highest categories by Moody's or S&P or, if not rated, determined to be of comparable quality;

3. The Portfolio will not invest more than 10% of total assets in foreign government securities;

4. The Portfolio will not have more than 25% of net assets invested in securities of issuers located in any one emerging market;

5. Borrowing may not exceed 10% of the value of the total assets and 25% for temporary purposes (excluding (i) reverse repurchase agreements, (ii) options, futures, options on futures and forward currency contracts, and
     (iii) borrowing from banks, but only immediately after each borrowing and continuing thereafter there is asset coverage of 300%);

6. Illiquid securities may not exceed 10% of net assets ( including repurchase agreements and fixed-time deposits subject to withdrawing penalties maturing in more than 7 days); or

7. The Portfolio will not invest in obligations issued by a commercial bank or S&L, unless the bank or S&L meets the requirements set forth in this SAI.

FOR LORD ABBETT AFFILIATED:

The Portfolio may not:

1. Invest in warrants (other than warrants acquired by Lord Abbett Affiliated as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of Lord Abbett Affiliated's net assets or if, as a result, more than 2% of Lord Abbett Affiliated's net assets would be invested in warrants that are not listed on AMEX or NYSE;

2. Invest in oil, gas and other mineral leases, provided, however, that this shall not prohibit Lord Abbett Affiliated from purchasing publicly traded securities of companies engaging in whole or in part in such activities; or

3. Purchase or sell real property (including limited partnership interests) except to the extent described in Lord Abbett Affiliated's fundamental investment restriction number 10.

4. Invest more than 10% of the value of its total assets in illiquid securities.


FOR MARSICO GROWTH:


The Portfolio may not invest, in the aggregate, more than 15% of its net assets in illiquid securities.


FOR MARSICO INTERNATIONAL OPPORTUNITIES:

The Portfolio may not:


1. The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

2. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration thereof, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

3. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

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4.   The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

5. The Portfolio does not currently intend to purchase any securities or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, ("Rule 144A Securities"), or any successor to such rule, and Section 4(2) commercial paper. Accordingly, such securities may not be subject to the foregoing limitation. In addition, a foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not subject to this limitation.

6. The Portfolio may not invest in companies for the purpose of exercising control of management.


FOR MFS TOTAL RETURN, MFS MID CAP GROWTH, OPPENHEIMER MAIN STREET:

A Portfolio may not:

1. Invest more than 15% (except 10% with respect to the Oppenheimer Main Street,) of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements;

3. Make investments for the purpose of gaining control of a company's management.

FOR MFS UTILITIES:


The Portfolio may not:

1. Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (E.G., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Portfolio's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933 but are determined to be liquid by the Board (or its delegee) will not be subject to this 15% limitation.

     Except for MFS Utilities' investment restriction no. 1 and the Portfolio's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Portfolio's non-fundamental policy on illiquid investments, the Portfolio will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.


FOR PIMCO CORE BOND:

The Portfolio may not:

1. Invest more than 15% of the net assets of a Portfolio (taken at market value) in illiquid securities, including repurchase agreements maturing in more than seven days;

2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities, and except that it may make margin payments in connection with options, futures contracts, options on futures contracts and forward foreign currency contracts and in connection with swap agreements; and

3. Make investments for the purpose of gaining control of a company's management.

     Unless otherwise indicated, all limitations applicable to Portfolio investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the sub-adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the sub-adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.


FOR TEMPLETON GLOBAL GROWTH:

The Portfolio may not:

1. Purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or futures contracts on currencies), except that the Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments, and in options on such futures contracts.


FOR VAN KAMPEN REAL ESTATE:

The Portfolio may not:

1. Make investments for the purpose of exercising control or management although the Portfolio retains the right to vote securities held by it and except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

2. Purchase securities on margin but the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or maintenance margin in connection with forward contracts, futures contracts, foreign currency futures contracts or related options is not considered the purchase of a security on margin.

3. Invest in the securities issued by other investment companies as part of a merger, reorganization or other acquisition, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

4. Invest more than 5% of its net assets in warrants or rights valued at the lower of cost or market, nor more than 2% of its net assets in warrants or rights (valued on such basis) which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants or rights acquired in units or attached to other securities are not subject to the foregoing limitation.


5. Invest in securities of any company if any officer or trustee/director of the Portfolio or of the Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and trustees/directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

6. Invest in interests in oil, gas, or other mineral exploration or development programs or invest in oil, gas, or mineral leases, except that the Portfolio may acquire securities of public companies which themselves are engaged in such activities.

7. Invest more than 5% of its total assets in securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years, except that the Portfolio may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

8. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets, taken at current value, would be invested in securities that are illiquid by virtue of the absence of a readily available market. This policy does not apply to restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which the Board or the Adviser under Board approved guidelines, may determine are liquid nor does it apply to resale, a liquid market exists. Also excluded from this limitation on restricted securities are securities purchased by the Portfolio of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
     (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.

     The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.


NON-FUNDAMENTAL INVESTMENT POLICIES

The Board have also adopted the following non-fundamental investment policies for each of the following Portfolios, which may be changed upon 60 days' prior notice to shareholders:


     ALLIANCEBERNSTEIN MID CAP GROWTH

     Under normal circumstances, the Portfolio will invest at least 80% of its net assets in mid-capitalization companies. For purposes of this policy, net assets includes any borrowings for investment purposes.


     CAPITAL GUARDIAN SMALL/MID CAP

     The Portfolio invests at least 80% of its assets in equity securities of small/mid capitalization ("small/mid-cap") companies.

     CAPITAL GUARDIAN U.S. EQUITIES


     Prior to July 1, 2005, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of companies with market capitalizations greater than $1 billion at the time of investment. Effective July 5, 2005, the Sub-Adviser seeks to achieve the Portfolio's investment objective by investing, under normal market conditions, at least 80% of its assets in equity and equity-related securities of issuers located in the United States.


     EVERGREEN HEALTH SCIENCES

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to normally invest at least 80% of its assets in the equity securities of healthcare companies which develop, produce or distribute products or services related to the healthcare or medical industries. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     FMR(SM) DIVERSIFIED MID CAP


     The Sub-Adviser normally invests at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations.

     FMR(SM) SMALL CAP EQUITY

     The Sub-Adviser normally invest at least 80% of the Portfolio's assets in common stocks of companies with small market capitalizations


     GOLDMAN SACHS TOLLKEEPER(SM)

     The Portfolio invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of investment) in equity investments in "Tollkeeper" companies, which are high-quality technology media, or service companies that adopt or use technology to improve cost structure, revenue opportunities and/or competitive advantage.

     GLOBAL RESOURCES

     The Portfolio normally invests at least 80% of its assets in the equities of producers of commodities.




     JPMORGAN EMERGING MARKETS EQUITY

     The Portfolio normally invests at least 80% of the value of its net assets in securities of emerging markets.

     JPMORGAN SMALL CAP EQUITY

     Under normal market conditions, the Portfolio invests at least 80% of its total assets in equity securities of small-cap companies.

     JULIUS BAER FOREIGN

     The Portfolio normally invests at least 80% of its assets in equity securities tied economically to countries outside the United States.

     LIMITED MATURITY BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowing for investment purposes) in a diversified portfolio of bonds that are primarily limited maturity debt securities.

     MERCURY LARGE CAP GROWTH

     The Portfolio invests at least 80% of its assets in equity securities of large capitalization companies.

     MFS MID CAP GROWTH


     The Portfolio normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") which the Sub-Adviser believes have above-average growth potential.


     MFS UTILITIES

     The Portfolio invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign (including emerging markets) companies in the utilities industry.

     PIMCO CORE BOND

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities.

     PIMCO HIGH YIELD


     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's, Standard & Poor's Rating Service, or Fitch, or if unrated, determined by its Sub-Adviser to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities, determined at the time of investment. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


     PIONEER MID CAP VALUE

     The Portfolio normally invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index.

     VAN KAMPEN EQUITY GROWTH

     Under normal circumstances, at least 80% of the net assets of the Portfolio will be invested in equity securities (plus any borrowings for investment purposes).

     VAN KAMPEN REAL ESTATE

     The Portfolio invests at least 80% of its assets in equity securities of companies in the U.S. real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").


     WELLS FARGO MID CAP DISCIPLINED

     The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of mid-capitalization companies.

     WELLS FARGO SMALL CAP DISCIPLINED

     The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio of equity securities of companies with small market capitalizations. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.

     The Board has also adopted the following non-fundamental investment policies for each of the following Portfolios. The Board may change these policies without providing 60 days' prior notice to shareholders.


     EAGLE ASSET CAPITAL APPRECIATION

     The Portfolio normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

     INTERNATIONAL

     Under normal conditions, the Portfolio invests at least 80% of its net assets and borrowings for investment purposes in equity securities of issuers located in countries outside of the United States.

     JANUS CONTRARIAN

     The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their potential for long-term growth of capital.

     T. ROWE PRICE EQUITY INCOME

     The Portfolio normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

                             MANAGEMENT OF THE TRUST


     The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees ("Board") according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer,
J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James
M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Robert S. Naka, Kimberly A. Anderson, Mary Bea Wilkinson, Robyn L. Ichilov, Lauren D. Bensinger, Todd Modic, Maria M. Anderson, Mary Gaston, Huey P. Falgout, Jr., Susan P. Kinens, Theresa K. Kelety, Robin R. Nesbitt, and Kimberly K. Palmer.


     Set forth in the table below is information about each Trustee of the Trust.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                                 ING FUND
                                              TERM OF OFFICE                                      COMPLEX
                            POSITION(S) HELD  AND LENGTH OF      PRINCIPAL OCCUPATION(S) -      OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE     WITH THE TRUST  TIME SERVED (1)      DURING THE PAST 5 YEARS     TRUSTEE (2) (3)   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER (4)           Trustee          January 2005 --  Executive Director, The Mark           153      None
7337 East Doubletree                         Present          Twain House & Museum (5)
Ranch Rd.                                                     (September 1989 - Present)
Scottsdale, Arizona 85258
Age: 52

J. MICHAEL EARLEY           Trustee          January 1997 --  President and Chief Executive          153      None
7337 East Doubletree                         Present          Officer, Bankers Trust Company,
Ranch Rd.                                                     N.A. ( June 1992 - Present).
Scottsdale, Arizona 85258
Age: 60

R. BARBARA GITENSTEIN       Trustee          January 1997 --  President, College of New              153      None
7337 East Doubletree                         Present          Jersey (January 1999 -
Ranch Rd.                                                     Present).
Scottsdale, Arizona 85258
Age: 58

PATRICK W. KENNY (4)        Trustee          January 2005 --  President and Chief Executive          153      Assured Guaranty
7337 East Doubletree                         Present          Officer, International                          Ltd. (November 2003
Ranch Rd.                                                     Insurance Society (June 2001 -                  - Present).
Scottsdale, Arizona 85258                                     Present); and Executive
Age: 63                                                       Vice-President, Frontier
                                                              Insurance Group, Inc.
                                                              (September 1998-March 2001)

WALTER H. MAY               Trustee          February 2002 -- Retired.                               153      BestPrep (September
7337 East Doubletree                         Present                                                          1991 - Present).
Ranch Rd.
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                 Chairman and     February 2002 -- Private Investor (June 1997 -          153      JDA Software Group,
7337 East Doubletree        Trustee          Present          Present).  Formerly, Director                   Inc. (January 1999 -
Ranch Rd.                                                     and Chief Executive Officer,                    Present); Swift
Scottsdale, Arizona 85258                                     Rainbow Multimedia Group, Inc.                  Transportation Co.
Age: 60                                                       (January 1999 - December 2001).                 (March 2004 -
                                                                                                              Present).

DAVID W.C. PUTNAM           Trustee          February 2002 -- President and Director, F.L.           153      Progressive Capital
7337 East Doubletree                         Present          Putnam Securities Company, Inc.                 Accumulation Trust
Ranch Rd.                                                     (June 1978 - Present).                          (August 1998 -
Scottsdale, Arizona 85258                                                                                     Present); Principled
Age: 66                                                                                                       Equity Market Trust
                                                                                                              (November 1996 -
                                                                                                              Present); Mercy
                                                                                                              Endowment Foundation
                                                                                                              (September 1995 -
                                                                                                              Present); Asian
                                                                                                              American Bank and
                                                                                                              Trust Company (June
                                                                                                              1992 - Present); and
                                                                                                              Notre Dame Health
                                                                                                              Care Center (July
                                                                                                              1991 - Present).

ROGER B. VINCENT (6)        Trustee          January 1994 --  President, Springwell                  153      AmeriGas Propane,
7337 East Doubletree                         Present          Corporation (March 1989 -                       Inc. (January 1998 -
Ranch Rd.                                                     Present).                                       Present).
Scottsdale, Arizona 85258
Age: 60

RICHARD A. WEDEMEYER        Trustee          February 2002 -- Retired. Formerly, Vice                153      Touchstone
                                                              President - Finance and                         Consulting
                                                                                                              Group (June

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                                 ING FUND
                                              TERM OF OFFICE                                      COMPLEX
                            POSITION(s) HELD  AND LENGTH OF      PRINCIPAL OCCUPATION(s) -      OVERSEEN BY   OTHER DIRECTORSHIPS
   NAME, ADDRESS AND AGE     WITH THE TRUST  TIME SERVED (1)      DURING THE PAST 5 YEARS     TRUSTEE (2) (3)   HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
7337 East Doubletree                         Present          Administration, The Channel                     1997-Present);
Ranch Rd.                                                     Corporation (June 1996 - April                  and Jim
Scottsdale, Arizona 85258                                     2002).  Formerly, Trustee,                      Henson Legacy (April
Age: 69                                                       First Choice Funds (February                    1994-Present)
                                                              1997 - 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (7) (8) Trustee          February 2002 -- Chief Executive Officer, ING           200      Equitable Life
7337 East Doubletree                         Present          U.S. Financial Services                         Insurance Co.,
Ranch Rd.                                                     (January 2005 - Present);                       Golden American Life
Scottsdale, Arizona 85258                                     General Manager and Chief                       Insurance Co., Life
Age: 48                                                       Executive Officer, US Financial                 Insurance Company of
                                                              Services (December                              Georgia, Midwestern
                                                              2003-December 2004); Chief                      United Life
                                                              Executive Officer, ING US                       Insurance Co.,
                                                              Financial Serivces (September                   ReliaStar Life
                                                              2001-December 2003); and                        Insurance Co.,
                                                              General Manager and Chief                       Security Life of
                                                              Executive Officer, US Worksite                  Denver, Security
                                                              Financial Services (December                    Connecticut Life
                                                              2000 - September 2001).                         Insurance Co.,
                                                                                                              Southland Life
                                                                                                              Insurance Co., USG
                                                                                                              Annuity and Life
                                                                                                              Company, and United
                                                                                                              Life and Annuity
                                                                                                              Insurance Co. Inc;
                                                                                                              Ameribest Life
                                                                                                              Insurance Co.; First
                                                                                                              Columbine Life
                                                                                                              Insurance Co.; and
                                                                                                              Metro Atlanta
                                                                                                              Chamber of Commerce
                                                                                                              (January 2003 -
                                                                                                              Present).

JOHN G. TURNER (7)          Trustee          February 2002 -- Retired. Formerly, Vice                153      Hormel Foods
7337 East Doubletree                         Present          Chairman of ING Americas                        Corporation (March
Ranch Rd.                                                     (September 2000 - January                       2000 - Present);
Scottsdale, Arizona 85258                                     2002); Chairman and Chief                       ShopKo Stores, Inc.
Age: 65                                                       Executive Officer of ReliaStar                  (August 1999 -
                                                              Financial Corp. and ReliaStar                   Present); and
                                                              Life Insurance Company (July                    Conseco, Inc.
                                                              1993 - September 2000);                         (September 2003 -
                                                              Director of ReliaStar Life                      Present).
                                                              Insurance Company of New York
                                                              (April 1975 - December 2001);
                                                              Director of Northern Life
                                                              Insurance Company (March 1985 -
                                                              April 2000); Chairman and
                                                              Trustee of the Northstar
                                                              affiliated investment companies
                                                              (May 1993 -  December 2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2) As of December 31, 2005.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; and ING Partners Inc.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser, DSI.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for pi

Information about the Trust's officers is set forth in the table below:


                                                                                                     PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1) THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY         President and Chief Executive March 2003 - Present                         President and Chief Executive
7337 East Doubletree      Officer                                                                    Officer, ING Investments,
Ranch Rd.                                                                                            LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                                            Present). Formerly, Senior
Age: 57                                                                                              Executive Vice President and
                                                                                                     Chief Operating Officer, ING
                                                                                                     Investments, LLC(2) (April
                                                                                                     1995 - December 2000); and
                                                                                                     Executive Vice President, ING
                                                                                                     Investments, LLC(2) (May 1998
                                                                                                     - June 2000).

STANLEY D. VYNER          Executive Vice President      February 2003 - Present                      Executive Vice President, ING
7337 East Doubletree                                                                                 Investments, LLC(2) (July 2000
Ranch Rd.                                                                                            - Present) and Chief
Scottsdale, Arizona 85258                                                                            Investment Risk Officer
Age: 55                                                                                              (January 2003 - Present).
                                                                                                     Formerly, Chief Investment
                                                                                                     Officer of the International
                                                                                                     Portfolios, ING Investments,
                                                                                                     LLC(2) (August 2000 - January
                                                                                                     2003); and Chief Executive
                                                                                                     Officer, ING Investments,
                                                                                                     LLC(2) (August 1996 - August
                                                                                                     2000).

MICHAEL J. ROLAND         Executive Vice President      March 2003 - Present                         Executive Vice President
7337 East Doubletree                                                                                 (December 2001 - Present) and
Ranch Rd.                                                                                            Chief Compliance Officer,
Scottsdale, Arizona 85258                                                                            (October 2004 - Present), ING
Age: 47                                                                                              Investments, LLC(2). Formerly,
                                                                                                     Chief Financial Officer and
                                                                                                     Treasurer, ING Investments,
                                                                                                     LLC(2), (December 2001 - March
                                                                                                     2005); and Senior Vice
                                                                                                     President, ING Investments,
                                                                                                     LLC(2) (June 1998 - December
                                                                                                     2001).

JOSEPH M. O'DONNELL       Chief Compliance Officer      November 2004 - Present                      Chief Compliance Officer of
7337 East Doubletree                                                                                 the ING Funds (November 2004 -
Ranch Rd.                                                                                            Present). Formerly, Vice
Scottsdale, AZ 85258                                                                                 President, Chief Legal
Age: 51                                                                                              Counsel, Chief Compliance
                                                                                                     Officer and Secretary of Atlas
                                                                                                     Securities, Inc., Atlas
                                                                                                     Advisers, Inc. and Atlas Funds
                                                                                                     (October 2001 - October 2004);
                                                                                                     and Chief Operating Officer
                                                                                                     and General Counsel of
                                                                                                     Matthews International Capital
                                                                                                     Management LLC and Vice
                                                                                                     President and Secretary of
                                                                                                     Matthews International Funds
                                                                                                     (August 1999 - May 2001).

TODD MODIC                Senior Vice President,        March 2005- Present                          Senior Vice President, ING
7337 East Doubletree      Chief/Principal Financial                                                  Funds Services (3) (April 2005
Ranch Rd.                 Officer & Assistant Secretary                                              - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                                            President, ING Fund Services,
Age: 38                                                                                              LLC(3) (September 2002 - March
                                                                                                     2005). Director of Financial
                                                                                                     Reporting, ING Investments,
                                                                                                     LLC(2) (March 2001 - September
                                                                                                     2002); and Director of
                                                                                                     Financial Reporting, Axient
                                                                                                     Communications, Inc. (May 2000
                                                                                                     - January 2001).

ROBERT S. NAKA            Senior Vice President         January 2003 - Present                       Senior Vice President and
7337 East Doubletree                                                                                 Assistant Secretary, ING Funds
Ranch Rd.                                                                                            Services, LLC(3) (October 2001
Scottsdale, Arizona 85258                                                                            - Present). Formerly, Senior
Age: 42                                                                                              Vice President, ING Funds
                                                                                                     Services, LLC(3) (August 1999
                                                                                                     - October 2001).

KIMBERLY A. ANDERSON      Senior Vice President         November 2003 - Present                      Senior Vice President, ING
7337 East Doubletree                                                                                 Investments, LLC(2) (October
Ranch Rd.                                                                                            2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                            Vice President and Assistant
Age: 41                                                                                              Secretary, ING Investments,
                                                                                                     LLC(2) (October 2001 - October
                                                                                                     2003); and Assistant Vice
                                                                                                     President, ING Funds Services,
                                                                                                     LLC(3) (November 1999 -
                                                                                                     January 2001).

                                                                                                     PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1) THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
MARY BEA WILKINSON        Vice President                March 2003 - Present                         Head of Strategic
7337 East Doubletree                                                                                 Relationships, ING U.S.
Ranch Rd.                                                                                            Financial Services (2003 -
Scottsdale, Arizona 85258                                                                            Present); Formerly, Senior
Age: 49                                                                                              Vice President, ING Outside
                                                                                                     Funds Group (2000 - 2002); and
                                                                                                     Senior Vice President and
                                                                                                     Chief Financial Officer, First
                                                                                                     Golden American Life Insurance
                                                                                                     Company of New York (1997 -
                                                                                                     2000).

ROBYN L. ICHILOV          Vice President and Treasurer  March 2003 - Present                         Vice President, ING Funds
7337 East Doubletree                                                                                 Services, LLC(3) (October 2001
Ranch Rd.                                                                                            - Present) and ING
Scottsdale, Arizona 85258                                                                            Investments, LLC(2) (August
Age: 38                                                                                              1997 - Present).

LAUREN D. BENSINGER       Vice President                February 2003 - Present                      Vice President and Chief
7337 East Doubletree                                                                                 Compliance Officer, ING Funds
Ranch Rd.                                                                                            Distributor, LLC(4) (July 1995
Scottsdale, Arizona 85258                                                                            - Present); and Vice
Age: 52                                                                                              President, ING Investments,
                                                                                                     LLC(2) (February 1996 -
                                                                                                     Present). Formerly, Chief
                                                                                                     Compliance Officer, ING
                                                                                                     Investments, LLC(2) (October
                                                                                                     2001 - October 2004).

MARIA M. ANDERSON         Vice President                September 2004 - Present                     Vice President, ING Funds
7337 East Doubletree                                                                                 Services, LLC (September 2004
Ranch Rd.                                                                                            - Present). Formerly,
Scottsdale, Arizona 85258                                                                            Assistant Vice President, ING
Age: 47                                                                                              Funds Services, LLC(3)
                                                                                                     (October 2001 - September
                                                                                                     2004); and Manager of Fund
                                                                                                     Accounting and Fund
                                                                                                     Compliance, ING Investments,
                                                                                                     LLC(2) (September 1999 -
                                                                                                     October 2001).

MARY A. GASTON            Vice President                March 2005 - Present                         Vice President, ING Funds
7337 East Doubletree                                                                                 Services, LLC(3) (April 2005 -
Ranch Rd.                                                                                            Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                                            Vice President, Financial
Age: 40                                                                                              Reporting, ING Investments,
                                                                                                     LLC(2) (April 2004 - April
                                                                                                     2005); Manager, Financial
                                                                                                     Reporting, ING Investments,
                                                                                                     LLC(2) (August 2002 - April
                                                                                                     2004); Controller, Z Seven
                                                                                                     Fund, Inc. and Ziskin Asset
                                                                                                     Management, Inc. (January 2000
                                                                                                     - March 2002).

HUEY P. FALGOUT, JR.      Secretary                     August 2003 - Present                        Chief Counsel, ING Americas,
7337 East Doubletree                                                                                 U.S. Legal Services (September
Ranch Rd.                                                                                            2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                            Counsel, ING Americas, U.S.
Age: 42                                                                                              Legal Services (November 2002
                                                                                                     - September 2003); and
                                                                                                     Associate General Counsel of
                                                                                                     AIG American General (January
                                                                                                     1999 - November 2002).

SUSAN P. KINENS           Assistant Vice President      January 2003 - Present                       Assistant Vice President, ING
7337 East Doubletree                                                                                 Funds Services, LLC(3)
Ranch Rd.                                                                                            (December 2002 - Present); and
Scottsdale, Arizona 85258                                                                            has held various other
Age: 29                                                                                              positions with ING Funds
                                                                                                     Services, LLC(3) for more than
                                                                                                     the last five years.

KIMBERLY K. PALMER        Assistant Vice President      September 2004 - Present                     Assistant Vice President, ING
7337 East Doubletree                                                                                 Funds Services, LLC(3) (August
Ranch Rd.                                                                                            2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                                            Manager, Registration
Age: 48                                                                                              Statements, ING Funds
                                                                                                     Services, LLC(3) (May 2003 -
                                                                                                     August 2004); Associate
                                                                                                     Partner, AMVESCAP PLC (October
                                                                                                     2000 - May 2003); and Director
                                                                                                     of Federal Filings and Blue
                                                                                                     Sky Filings, INVESCO Funds
                                                                                                     Group, Inc. (March 1994 - May
                                                                                                     2003).

THERESA K. KELETY         Assistant Secretary           August 2003 - Present                        Counsel, ING Americas, U.S.
7337 East Doubletree                                                                                 Legal Services (April 2003 -
Ranch Rd.                                                                                            Present). Formerly, Senior
Scottsdale, Arizona 85258                                                                            Associate with Shearman &
Age: 43                                                                                              Sterling (February 2000 -
                                                                                                     April 2003).

                                                                                                     PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     POSITIONS HELD WITH THE TRUST TERM OF OFFICE AND LENGTH OF TIME SERVED (1) THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ROBIN R. NESBITT          Assistant Secretary           September 2004 - Present                     Supervisor, Board Operations,
7337 East Doubletree                                                                                 ING Funds Services, LLC (3)
Ranch Rd.                                                                                            (August 2003 - Present).
Scottsdale, Arizona 85258                                                                            Formerly, Senior Legal
Age: 32                                                                                              Analyst, ING Funds Services,
                                                                                                     LLC (3) (August 2002 - August
                                                                                                     2003); Associate,
                                                                                                     PricewaterhouseCoopers
                                                                                                     (January 2001 - August 2001);
                                                                                                     and Paralegal, McManis,
                                                                                                     Faulkner & Morgan (May 2000 -
                                                                                                     December 2000).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.


SHARE OWNERSHIP POLICY


     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.


     Under this Policy, the initial value of investments in mutual funds of the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                                                                              AGGREGATE DOLLAR
                                                                                                              RANGE OF EQUITY
                                                                                                             SECURITIES IN ALL
                                                                                                                 REGISTERED
                                                                                                                 INVESTMENT
                                                                                                             COMPANIES OVERSEEN
                                                                                                            BY TRUSTEE IN FAMILY
NAME OF                                                                                                        OF INVESTMENT
TRUSTEE               DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF DECEMBER 31, 2005                COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
               ING                                                ING T.     ING T.    ING VAN
             CAPITAL  ING JANUS    ING       ING                ROWE PRICE ROWE PRICE   KAMPEN
             GUARDIAN  SPECIAL    LIQUID   MARSICO  ING MFS MID  CAPITAL     EQUITY    GROWTH &   ING VAN
            SMALL CAP   EQUITY    ASSETS   GROWTH   CAP GROWTH   APPREC.     INCOME     INCOME  KAMPEN REAL
            PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO PORTFOLIO    ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
John V.
Boyer

J. Michael
Earley

R. Barbara
Gitenstein

Patrick W.
Kenny

Walter H.
May

Jock Patton

David W.C.
Putnam

Roger B.
Vincent

Richard A.
Wedemeyer

                                               TRUSTEES WHO ARE "INTERESTED PERSONS"

Thomas J.
McInerney

John G.
Turner

BOARD

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

The Board currently conducts regular meetings six (6) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets [--] times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

      EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs,. Turner, May, McInerney and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held [--] meetings during the fiscal year ended December 31, 2005.

      AUDIT COMMITTEE. The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs, Kenny, Putnum, Earley, and Vincent. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held [--] meetings during the fiscal year ended December 31, 2005.

      VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the Adviser's usage of the companies' brokerage and Adviser's compliance charging regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Messrs, Patton, May, Boyer, Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chaiperson of the Committee. The Valuation, Proxy and Brokerage Committee held [--] meetings during the fiscal year ended December 31, 2005.

      NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

      In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

      The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

      The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs, May, Wedemeyer, Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating Committee held [--] meetings during the fiscal year ended December 31, 2005.

      INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee: Messrs, Earley, Putnam, Kenny, Turner, and Vincent. Mr. Vincent serves as the Chairperson of the domestic equity funds' Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held ____ meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international equity and fixed income funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act. The following Trustees serve as members of the Investment Review Committee: Messrs, Boyer, May, McInerney, Patton, Wedemeyer and Dr. Gitenstein. Mr. Wedemeyer serves as Chairperson of the international and fixed-income funds' Investment Review Committee. The Investment Review Committee (international and fixed income funds) held [--] meetings during the fiscal year ended December 31, 2005.

     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs, Boyer, Earley, and Patton. Mr. Boyer serves as the Chairperson of the Committee. The Compliance Committee held [--] meeting during the fiscal year ended December 31, 2005.

      CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreement or plans. The Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee:
Messrs, Boyer,. May, Patton, Vincent, and Wedemeyer. Mr. Vincent serves as the Chairperson of the Committee. The Contracts Committee held [--] meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF TRUSTEES

      Each Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000, and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

Chairperson of the Board, receives an additional $1,000 for each Board meeting);
(iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios/funds managed by the Adviser or its affiliates, ING Investments, LLC and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

      The following table sets forth information provided by DSI, the Portfolios' adviser, regarding compensation of Trustees by each Portfolio (except Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, Quantitative Small Cap Value, VP Index Plus International and Wells Fargo Small Cap Disciplined) and other funds managed by DSI and its affiliates for the fiscal year ended December 31, 2005. For Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate, Quantitative Small Cap Value, VP Index Plus International and Wells Fargo Small Cap Disciplined, the following table sets forth information provided by DSI regarding estimated future compensation of Trustees by the Portfolio and other portfolios managed by DSI and its affiliates for the fiscal year ended December 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from a Portfolio or any other funds managed by DSI or its affiliates.

                                      CAPITAL      CAPITAL      EAGLE
                                     GUARDIAN      GUARDIAN     ASSET                 EVERGREEN                 FMR(SM)     FMR(SM)
                 ALLIANCEBERNSTEIN     U.S.       SMALL/MID    CAPITAL    EQUITIES      HEALTH    EVERGREEN   DIVERSIFIED  EARNINGS
                   MID CAP GROWTH    EQUITIES        CAP         APP.       PLUS       SCIENCES     OMEGA      MID CAP    GROWTH (4)
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)              $               $            $           $           $           $           $           $            $

THOMAS J.
MCINERNEY                $               $            $           $           $           $           $           $            $
TRUSTEE(2)

JOHN V. BOYER,
TRUSTEE (3)              $               $            $           $           $           $           $           $            $

J. MICHAEL
EARLEY                   $               $            $           $           $           $           $           $            $
TRUSTEE

PATRICK W.
KENNY                    $               $            $           $           $           $           $           $            $
TRUSTEE (3)

R. BARBARA
GITENSTEIN,              $               $            $           $           $           $           $           $            $
TRUSTEE

ROGER B.
VINCENT,                 $               $            $           $           $           $           $           $            $
TRUSTEE (3)

WALTER H. MAY
TRUSTEE                  $               $            $           $           $           $           $           $            $

RICHARD A.
WEDEMEYER,               $               $            $           $           $           $           $           $            $
TRUSTEE

JOCK PATTON,
TRUSTEE                  $               $            $           $           $           $           $           $            $

                                                                                    JPMORGAN
                FMR(SM)      GLOBAL                  GOLDMAN                         EMERG.    JPMORGAN    JPMORGAN
               SMALL CAP      REAL       GLOBAL       SACHS               JANUS      MARKETS   SMALL CAP   VALUE OPP.     JULIUS
                 EQUITY      ESTATE    RESOURCES   TOLLKEEPER   INT'L   CONTRARIAN   EQUITY     EQUITY        (4)      BAER FOREIGN
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
TRUSTEE (2)        $           $           $            $         $         $           $          $           $            $

THOMAS J.          $           $           $            $         $         $           $          $           $            $
MCINERNEY
TRUSTEE (2)

JOHN V. BOYER,     $           $           $            $         $         $           $          $           $            $
TRUSTEE

J. MICHAEL         $           $           $            $         $         $           $          $           $            $
EARLEY
TRUSTEE

PATRICK W.         $           $           $            $         $         $           $          $           $            $
KENNY
TRUSTEE

R. BARBARA         $           $           $            $         $         $           $          $           $            $
GITENSTEIN
TRUSTEE

ROGER B.           $           $           $            $         $         $           $          $           $            $
VINCENT
TRUSTEE(5)

WALTER H. MAY,     $           $           $            $         $         $           $          $           $            $
TRUSTEE

RICHARD A.         $           $           $            $         $         $           $          $           $            $
WEDEMEYER
TRUSTEE

JOCK PATTON        $           $           $            $         $         $           $          $           $            $
TRUSTEE

                                                                                    JPMORGAN
                FMR(SM)      GLOBAL                  GOLDMAN                         EMERG.    JPMORGAN    JPMORGAN
               SMALL CAP      REAL       GLOBAL       SACHS               JANUS      MARKETS   SMALL CAP   VALUE OPP.     JULIUS
                 EQUITY      ESTATE    RESOURCES   TOLLKEEPER   INT'L   CONTRARIAN   EQUITY     EQUITY        (4)      BAER FOREIGN
------------------------------------------------------------------------------------------------------------------------------------
DAVID W.C.         $           $           $            $         $         $           $          $           $            $
PUTNAM
TRUSTEE

NAME OF
PERSON,
POSITION                                                       AGGREGATE COMPENSATION FROM:
----------------------------------------------------------------------------------------------------------------------------------
                                 LIMITED    LORD ABBETT                MARSICO     MERCURY     MERCURY        MFS
                   LEGG MASON    MATURITY    AFFILIATE    MARSICO     INT'L OPP.  LARGE CAP   LARGE CAP      MID CAP        MFS
                      VALUE        BOND         (1)       GROWTH         (4)       GROWTH       VALUE        GROWTH    TOTAL RETUN
----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER          $           $            $          $             $           $           $            $            $
TRUSTEE (2)

THOMAS J.               $           $            $          $             $           $           $            $            $
MCINERNEY
TRUSTEE (2)

JOHN V. BOYER,          $           $            $          $             $           $           $            $            $
TRUSTEE

J. MICHAEL              $           $            $          $             $           $           $            $            $
EARLEY
TRUSTEE

PATRICK W.              $           $            $          $             $           $           $            $            $
KENNY,
TRUSTEE

R. BARBARA              $           $            $          $             $           $           $            $            $
GITENSTEIN
TRUSTEE

ROGER B. VINCENT        $           $            $          $             $           $           $            $            $
TRUSTEE(5)

WALTER H. MAY           $           $            $          $             $           $           $            $            $
TRUSTEE

RICHARD A.              $           $            $          $             $           $           $            $            $
WEDEMEYER TRUSTEE

JOCK PATTON             $           $            $          $             $           $           $            $            $
TRUSTEE

DAVID W.C.              $           $            $          $             $           $           $            $            $
PUTNAM
TRUSTEE

             NAME OF
         PERSON, POSITION                                              AGGREGATE COMPENSATION FROM:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               T. ROWE
                                    MFS      OPPEN.     PIMCO                            PIONEER     SALOMON     PRICE    TEMPLETON
                                  UTILITIES   MAIN      CORE        PIMCO    PIONEER     MID CAP     BROTHERS   CAPITAL    GLOBAL
                                    (4)      STREET     BOND     HIGH YIELD  FUND (4)   VALUE (4)    ALL CAP    APPREC.    GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER TRUSTEE (2)           $         $         $           $           $          $           $          $          $

THOMAS J. MCINERNEY TRUSTEE (2)      $         $         $           $           $          $           $          $          $

JOHN V. BOYER, TRUSTEE               $         $         $           $           $          $           $          $          $

J. MICHAEL EARLEY                    $         $         $           $           $          $           $          $          $
TRUSTEE

PATRICK W. KENNY, TRUSTEE            $         $         $           $           $          $           $          $          $

R. BARBARA GITENSTEIN                $         $         $           $           $          $           $          $          $
TRUSTEE

ROGER B. VINCENT TRUSTEE(5)          $         $         $           $           $          $           $          $          $

WALTER H. MAY TRUSTEE                $         $         $           $           $          $           $          $          $

RICHARD A. WEDEMEYER TRUSTEE         $         $         $           $           $          $           $          $          $

JOCK PATTON  TRUSTEE                 $         $         $           $           $          $           $          $          $

DAVID W.C. PUTNAM                    $         $         $           $           $          $           $          $          $
TRUSTEE

NAME
OF
PERSON,
POSITION                                                        AGGREGATE COMPENSATION FROM:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            TOTAL
                                                                                               PENSION OR              COMPENSATION
                                                                                               RETIREMENT    ESTIMATED      FROM
                                                     VAN                WELLS        WELLS      BENEFITS      ANNUAL    REGISTRANT
                  VP INDEX      VAN       VAN      KAMPEN    VAN      FARGO MID      FARGO      ACCRUED      BENEFITS    AND FUND
                    PLUS       KAMPEN    KAMPEN    GROWTH   KAMPEN       CAP       SMALL CAP   AS PART OF      UPON     COMPLEX PAID
                 INTERNATIONAL EQUITY    GLOBAL      AND     REAL    DISCIPLINED  DISCIPLINED    FUND       RETIREMENT  TO TRUSTEES
                   EQUITY      GROWTH   FRANCHISE  INCOME   ESTATE       (1)          (1)       EXPENSES        (5)          (6)
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER        $          $          $         $       $           $            $           $             $            $
TRUSTEE (2)

THOMAS J.             $          $          $         $       $           $            $           $             $            $
MCINERNEY
TRUSTEE (2)

JOHN V. BOYER,        $          $          $         $       $           $            $           $             $            $
TRUSTEE

J. MICHAEL            $          $          $         $       $           $            $           $             $            $
EARLEY
TRUSTEE

R. BARBARA            $          $          $         $       $           $            $           $             $            $
GITENSTEIN
TRUSTEE

PATRICK W.            $          $          $         $       $           $            $           $             $            $
KENNY, TRUSTEE

ROGER B.              $          $          $         $       $           $            $           $             $            $
VINCENT
TRUSTEE(5)

WALTER H. MAY         $          $          $         $       $           $            $           $             $            $
TRUSTEE

RICHARD A.            $          $          $         $       $           $            $           $             $            $
WEDEMEYER
TRUSTEE

JOCK PATTON           $          $          $         $       $           $            $           $             $            $
TRUSTEE

DAVID W.C.            $          $          $         $       $           $            $           $             $            $
PUTNAM
TRUSTEE

      (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

      (2) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of DSI, the manager and distributor to the Trust. Officers and Trustees who are interested persons of ING or the Adviser do not receive any compensation from the Portfolio.

      (3) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

      (4) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

      (5)   Represents compensation FOR [--] funds.

      (6) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

      Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's Adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Portfolios (not including registered investment companies) as of December 31, 2005.



                                   NAME OF OWNERS AND
                                     RELATIONSHIP TO                                       VALUE OF      PERCENTAGE OF
         NAME OF TRUSTEE                TRUSTEE              COMPANY     TITLE OF CLASS   SECURITIES       CLASS
----------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                             N/A                  N/A             N/A           $ 0            N/A
J. MICHAEL EARLEY                         N/A                  N/A             N/A           $ 0            N/A
R. BARBARA GITENSTEIN                     N/A                  N/A             N/A           $ 0            N/A
PATRICK W. KENNY                          N/A                  N/A             N/A           $ 0            N/A
WALTER H. MAY                             N/A                  N/A             N/A           $ 0            N/A
JOCK PATTON                               N/A                  N/A             N/A           $ 0            N/A
DAVID W. C. PUTNAM                        N/A                  N/A             N/A           $ 0            N/A
ROGER B. VINCENT                          N/A                  N/A             N/A           $ 0            N/A
RICHARD A. WEDEMEYER                      N/A                  N/A             N/A           $ 0            N/A


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


      As of [ ], 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING Groep"), a global financial services holding company based in the Netherlands, or any affiliated companies of DSI or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING or any affiliated companies of DSI or ING.

      Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates an to other investment compnies. As of [ ], 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.

 PORTFOLIO AND                                  PERCENTAGE
    CLASS            PERCENTAGE OF CLASS       OF PORTFOLIO     NAME AND ADDRESS
--------------------------------------------------------------------------------


      To the knowledge of management, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Portfolio of the Trust as of March 31, 2006.


                                    ADVISERS

      DSI serves as the adviser to the Portfolios pursuant to two management agreements ("Advisory Agreements") between DSI and the Trust. DSI's principal address is 1475 Dunwoody Drive, West Chester, PA 19380-1478. DSI is a New York corporation that is a wholly-owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep. DSI is registered with the SEC as an investment adviser and with the National Association of Securities Dealers as a broker-dealer. Two Sub-Advisers, ING Clarion Real Estate Securities, L.P. and ING Investment Management Co. are affiliates of DSI through its common ownership by ING. DSI has entered into an Administrative Services Sub-Contract ("Sub-Contract") with one of its affiliates, ING Funds Services, LLC ("ING Funds Services"), effective January 1, 2003, for all Portfolios except Equities Plus, FMR(SM) Earnings Growth, Franklin Income, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, and Quantitative Small Cap Value. ING Funds Services is located at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Under the Sub-Contract, ING Funds Services assumes responsibility for providing non-advisory services required of DSI under the Advisory Agreements to the Trust on DSI's behalf. Under the Sub-Contract, ING Funds Services is compensated by DSI a portion of the unified fee for the services performed by ING Funds Services under the Sub-Contract. The Trust has entered into an Administration Agreement with ING Funds Services directly on behalf of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios. Please see the "Administration" section of this SAI for an explanation of ING Funds Services' responsibilities regarding FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and MFS Utilities Portfolios.

      The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

      Pursuant to the Advisory Agreements, DSI, subject to the direction of the Board, DSI is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Sub-Advisers. These services include, but are not limited to, (i) coordinating for all Portfolios, at DSI's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Sub-Advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust;
(ii) providing the Trust and the Portfolio, at DSI's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by DSI of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by DSI of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law;
(v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the DSI's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreements. Other responsibilities of DSI are described in the Prospectuses.

      The Trust and DSI have received an exemptive order from the SEC that allows DSI to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. DSI remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Portfolio's overall investment strategies;
(ii) evaluate, select and recommend sub-advisers to manage all or part of a Portfolio's assets; (iii) when appropriate, allocate and reallocate a Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Portfolio's investment objectives, policies and restrictions.

     DSI shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Advisory Agreements, DSI is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Sub-Adviser is engaged to manage the assets of such Portfolio.

     The Advisory Agreements continue in effect for an initial two year period and from year to year thereafter with respect to each Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management Agreement, dated October 24, 1997, as amended May 24, 2002, was last renewed by a majority of the Independent Trustees on [--], 2005, and was approved by a majority of the shareholders of the Trust at a special meeting of the Trust's shareholders on July 10, 2002. The Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Adviser, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996, DSI served as manager to the Trust pursuant to a Management Agreement dated October 1, 1993.

ADVISORY FEES

     As compensation for its services under the Management Agreement, each Portfolio pays DSI a monthly fee (a "unified fee" for all Portfolios except Equities Plus, FMR(SM) Earnings Growth, FMR Small Cap Equity, Franklin Income, Global Resources JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Quantitative Small Cap Value, VP Index Plus International Equity and Wells Fargo Small Cap Disciplined Portfolios on behalf of which the Trust pays DSI and the Administrator separately) in arrears and expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



PORTFOLIO                                                                    ANNUAL ADVISORY FEE
ING Capital Guardian Small/Mid Cap (1),               0.75% of the first $750 million of the Portfolios' combined
ING Eagle Asset Capital Appreciation ,                average daily net assets;
ING Global Resources (1),                             0.70% on the next $1.25 billion of the Portfolios' combined
ING T. Rowe Price Capital Appreciation,               average daily net assets;
ING T. Rowe Price Equity Income,                      0.65% on the next $1.5 billion of the Portfolios' combined
ING Van Kampen Growth and Income, and                 average daily net assets; and
ING Van Kampen Real Estate                            0.60% on the Portfolios' combined average daily net assets in excess of $3.5 billion

ING AllianceBernstein Mid Cap Growth and              0.85% of the first $250 million of the average daily net assets;
Portfolios' combined ING Marsico Growth (2)           0.80% on the next $400 million of the Portfolios'
                                                      combined average daily net assets;
                                                      0.75% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.70% on the Portfolios' combined average daily net assets in excess of $1.1 billion

PORTFOLIO                                                                    ANNUAL ADVISORY FEE
ING Capital Guardian U.S. Equities (1)                0.75% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $1.25 billion

ING Evergreen Health Sciences                         0.75% of the first $500 million of the Portfolios'
                                                      combined average daily net assets; and
                                                      0.70% on the Portfolios' combined average daily
                                                      net assets in excess of $500 million

ING Evergreen Omega                                   0.60% of the first $750 million of the Portfolios' combined average daily net assets;
                                                      0.55% on the next $750 million of the Portfolios' combined average daily net assets;
                                                      0.50% on the next $5 billion of the Portfolios' combined average daily net assets;
                                                      0.475% on the next $5 billion of the Portfolios' combined
                                                      average daily net assets;
                                                      0.455% on the next $5 billion of the Portfolios' combined
                                                      average daily net assets;
                                                      0.44% on the next $5 billion of the Portfolios' combined average daily net assets; and
                                                      0.43% of the Portfolios' combined average daily net assets over
                                                      $21.5 billion

ING FMR(SM) Diversified Mid Cap (4) and               0.75% of the first $500 million of the Portfolios' combined
ING UBS U.S. Allocation (1)                           average daily net assets;
                                                      0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $1.25 billion

ING FMR(SM) Earnings Growth (4)                       0.62% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.57% on the next $250 million of the Portfolios' combined average daily net assets; and
                                                      0.52% on the Portfolios' combined average daily net assets over
                                                      $750 million

ING FMR(SM) Small Cap Equity                          0.75% of the Portfolios' combined average daily net assets

ING Franklin Income                                   0.65% of the first $800 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on assets thereafter

PORTFOLIO                                                                    ANNUAL ADVISORY FEE
ING Goldman Sachs Tollkeeper(SM)                      1.35% of the first $1 billion of the Portfolios'
                                                      combined average daily net assets; and
                                                      1.25% of the Portfolios' combined average daily net assets in excess of $1 billion

ING International                                     1.00% of the first $500 million of the Portfolios' combined average daily net assets; and
                                                      0.80% on the Portfolios' combined average daily net assets in excess of $500 million

ING Janus Contrarian (1) and                          0.81% of the first $250 million of the Portfolios' combined
ING Legg Mason Value                                  average daily net assets;
                                                      0.77% on the next $400 million of the Portfolios' combined average daily net assets;
                                                      0.73% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.67% on the Portfolios' combined average daily net assets in excess of $1.1 billion

ING Lord Abbett Affiliated                            0.75% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on assets thereafter

ING Julius Baer Foreign                               1.00% of the first $50 million of the Portfolios' combined average daily net assets;
                                                      0.95% on the next $200 million of the Portfolios' combined average daily net assets;
                                                      0.90% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.85% on the Portfolios' combined average daily net assets in excess of $500 million

ING JPMorgan Emerging Markets Equity (1)              1.25% of the Portfolios' combined average daily net assets

ING JPMorgan Small Cap Equity                         0.90% of the first $200 million of the Portfolios' combined average daily net assets;
                                                      0.85% on the next $300 million of the Portfolios' combined average daily net assets;
                                                      0.80% on the next $250 million of the Portfolios' combined average daily net assets; and
                                                      0.75% on of the Portfolios' combined average daily net assets in excess of $750 million

ING JPMorgan Value Opportunities                      0.40% of the first $21 billion of the Portfolios' combined average daily net assets;
                                                      0.39% of the next $5 billion of the Portfolios' combined average daily net assets; and
                                                      0.38% of the Portfolios' combined average daily net assets over
                                                      $26 billion

PORTFOLIO                                                                    ANNUAL ADVISORY FEE
ING Limited Maturity Bond                             0.35% on first $200 million in combined assets of these Series
                                                      0.30% on next $300 million
                                                      0.25% on assets in excess of $500 million

ING Marsico International Opportunities               0.54% of the first $21 billion of assets; and
                                                      0.53% of the assets over $21 billion

ING Mercury Large Cap Growth                          0.80% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.75% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $500 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $750 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $2 billion

ING Mercury Large Cap Value                           0.80% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.75% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $500 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $750 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on of the Portfolios' combined average daily net assets in excess of $2 billion

ING MFS Mid Cap Growth (3),                           0.75% of the first $250 million of the Portfolios' combined
ING MFS Total Return (3), and                         average daily net assets;
ING Oppenheimer Main Street (R)                       0.70% on the next $400 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $450 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $1.1 billion

ING MFS Utilities                                     0.60% of the first $1 billion of the Portfolios' combined
                                                      average daily net assets;;
                                                      0.55% on the next $500 million of the Portfolios' combined average daily net assets;;
                                                      0.50% on the next $5 billion of the Portfolios' combined average daily net assets;;
                                                      0.47% on the next $5 billion of the Portfolios' combined average daily net assets;;
                                                      0.45% on the next $5 billion of the Portfolios' combined average daily net assets;;
                                                      0.44% on the next $5 billion of the Portfolios' combined average daily net assets;; and
                                                      0.43% of the Portfolios' combined average daily net assets over
                                                      $21.5 billion

ING PIMCO Core Bond                                   0.75% of the first $100 million of the Portfolios' combined average daily net assets;

PORTFOLIO                                                                    ANNUAL ADVISORY FEE
                                                      0.65% on the next $100 million of the Portfolios' combined average daily net assets; and
                                                      0.55% on the Portfolios' combined average daily net assets in excess of $200 million

ING PIMCO High Yield                                  0.49% of the Portfolios' combined average daily net assets;

ING Pioneer Fund                                      0.75% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.65% thereafter

ING Pioneer Mid Cap Value                             0.64% of the Portfolios' combined average daily net assets;

ING Quantitative Small Cap Value                      [                     ]

ING Salomon Brothers All Cap                          0.75% of the first $500 million of the Portfolios' combined average daily net assets;
                                                      0.70% on the next $250 million of the Portfolios' combined average daily net assets;
                                                      0.65% on the next $500 million of the Portfolios' combined average daily net assets; and
                                                      0.60% on the Portfolios' combined average daily net assets in excess of $1.25 billion

ING Templeton Global Growth                           0.96% of the first $250 million of the Portfolios' combined average daily net assets;
                                                      0.86% on the next $250 million of the Portfolios' combined average daily net assets; and
                                                      0.76% on assets thereafter

ING Van Kampen Equity Growth                          0.65% of the first $1 billion of the Portfolios' combined
                                                      average daily net assets; and
                                                      0.60% on of the Portfolios' combined average daily net assets in excess of $1 billion

ING Van Kampen Global Franchise                       1.00% of the first $250 million of the Portfolios' combined average daily net assets;
                                                      0.90% on the next $250 million of the Portfolios' combined average daily net assets; and
                                                      0.75% on of the Portfolios' combined average daily net assets in excess of $500 million

ING Wells Fargo Mid Cap Disciplined (1)               0.55% of the first $50 million of the Portfolios' combined average daily net assets;
                                                      0.50% on the next $50 million of the Portfolios' combined
                                                      average daily net assets;
                                                      0.45% on the next $200 million of the Portfolios' combined average daily net assets; and
                                                      0.40% thereafter



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING

JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

(2) DSI voluntarily agreed to waive 0.05% of its fee earned on assets in excess of $1.36 billion with respect to ING Marsico Growth Portfolio.

(3) Effective January 1, 2002, DSI entered into a Portfolio Management agreement with Massachusetts Financial Services Company ("MFS"), the investment sub-advisor of the ING MFS Mid Cap Growth ING MFS Total Return Portfolios. The Portfolio Management Agreement between DSI and MFS provides that the portfolio management fee paid to MFS will be calculated based upon the combined assets of the two portfolios managed by MFS, which has resulted in lower total Sub-Adviser fees. As a consequence of the savings realized by DSI under the new Portfolio Management agreement with MFS, DSI has voluntarily agreed to waive a portion of its management fee in connection with each Portfolio managed by MFS. For the year ended December 31, 2004, DSI waived $68,796 and $3,511 for ING MFS Mid Cap Growth and ING MFS Total Return Portfolios, respectively. This arrangement may be discontinued by DSIat any time.

(4) Effective May 2, 2005 Fidelity Management and Research Company ("FMR") has entered into a Sub-/Sub-Advisory agreement with FMR Co., Inc. ("FMR Co.") under which it has delegated certain of its sub-advisory duties for the portfolios to FMR Co. FMR Co. provides investment management services to equity and high income funds managed by FMR and its affiliates.

TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Portfolios paid to DSI:



PORTFOLIO                                               2005          2004            2003
-----------------------------------------------------------------------------------------------
ING AllianceBernstein Mid Cap Growth                 $            $   4,338,926   $   3,038,760
ING Capital Guardian Small/Mid Cap (1)               $            $   3,650,883   $   2,984,748
ING Capital Guardian U.S. Equities (1)               $            $   4,680,279   $   3,052,061
ING Eagle Asset Capital Appreciation                 $            $   1,439,545   $   1,253,903
ING Equities Plus
ING Evergreen Health Sciences                        $            $     118,160             N/A
ING Evergreen Omega                                  $            $      14,349             N/A
ING FMR(SM) Diversified Mid Cap                      $            $   1,457,406   $     912,262
ING FMR(SM) Earnings Growth (2)                      $                      N/A             N/A
ING FMR(SM) Small Cap Equity                         N/A                    N/A             N/A
ING Franklin Income                                  N/A                    N/A             N/A
ING Global Resources (1)                             $            $   1,134,420   $     584,751
ING Goldman Sachs Tollkeeper(SM)                     $            $     824,211   $     506,545
ING International                                    $            $   1,940,279   $   1,525,191
ING Janus Contrarian (1)                             $            $     459,615   $     281,619
ING JPMorgan Emerging Markets Equity (1)             $            $   1,651,813   $   1,129,810
ING JPMorgan Small Cap Equity                        $            $   1,213,857   $     328,237
ING JPMorgan Value Opportunities (2)                 $                      N/A             N/A
ING Julius Baer Foreign                              $            $   1,573,295   $     195,736
ING Legg Mason Value                                 $            $   2,034,681   $   1,526,514
ING Limited Maturity Bond                            $            $   1,307,052   $   1,713,529
ING Lord Abbett Affiliated (1)                       $            $   1,230,604   $     823,421
ING Marsico Growth                                   $            $   6,511,368   $   5,560,753
ING Marsico International Opportunities (2)          $                      N/A             N/A
ING Mercury Large Cap Growth                         $            $     135,945   $      76,638
ING Mercury Large Cap Value (1)                      $            $     516,575   $     119,787
ING MFS Mid Cap Growth                               $            $   4,817,317   $   4,026,704
ING MFS Total Return                                 $            $   9,029,097   $   7,319,677
ING MFS Utilities (2)                                $                      N/A             N/A
ING Oppenheimer Main Street                          $            $   3,972,937   $   3,773,588
ING PIMCO Core Bond                                  $            $   3,755,448   $   3,277,955

ING PIMCO High Yield                                 $            $   2,036,321             N/A
ING Pioneer Fund (2)                                 $                      N/A             N/A
ING Pioneer Mid Cap Value(2)                         $                      N/A             N/A
ING Quantitative Small Cap Value                     N/A                    N/A             N/A
ING Salomon Brothers All Cap                         $            $   3,447,539   $   2,411,245
ING T. Rowe Price Capital Appreciation               $            $  11,089,188   $   7,842,825
ING T. Rowe Price Equity Income                      $            $   5,507,279   $   3,378,378
ING Templeton Global Growth (1)                      $            $   3,652,544   $   2,720,882
ING UBS U.S. Allocation (1)                          $            $     655,016   $     387,232
ING Van Kampen Equity Growth                         $            $     411,959   $     141,263
ING Van Kampen Global Franchise                      $            $   1,077,024   $     399,707
ING Van Kampen Growth and Income                     $            $   5,293,534   $   4,423,135
ING Van Kampen Real Estate                           $            $   2,830,711   $   1,711,561
ING VP Index Plus International Equity
ING Wells Fargo Mid Cap Disciplined (1)              $            $   2,132,641   $   1,982,033
ING Wells Fargo Small Cap Disciplined



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING CapitaL Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfoli

(2) For the period April 29, 2005 through December 31, 2005.

                                  SUB-ADVISERS

      DSI has engaged the services of certain sub-advisers to provide sub-advisory services to the Portfolios. The Trust, DSI and each Sub-Adviser have entered into Sub-Advisory Agreements, which were approved by the Trustees and by shareholders of those Portfolios of the Trust that are managed by affiliated Sub-Advisers of the Adviser. The Sub-Adviser of Van Kampen Global Franchise Portfolio, Morgan Stanley Investment Management Inc. (MSIM, Inc.), has entered into a sub-portfolio management agreement with a MSIM, Inc.-affiliated entity, Morgan Stanley Investment Management Limited ("MSIML"), so that MSIM, Inc. may utilize MSIML's services as well as delegate some of its portfolio management responsibilities for the Portfolio to MSIML.

SUB-ADVISORY FEES

      Pursuant to separate Sub-Advisory Agreements, DSI (and not the Trust) pays each Sub-Adviser for its services a monthly fee in arrears expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



SUB-ADVISER                        PORTFOLIO                                    PORTFOLIO MANAGEMENT FEE
Alliance Capital Management L.P.   ING AllianceBernstein Mid Cap Growth         0.75% on first $10 million;
                                   Portfolio                                    0.625% on next $10 million;
                                                                                0.50% on next $20 million;
                                                                                0.375% on next $20 million; and
                                                                                0.25% on amounts in excess of $60 million

Capital Guardian Trust Company     ING Capital Guardian Small/Mid Cap           0.60% on the first $125 million;
                                   Portfolio (1)                                0.50% on the next $125 million;
                                                                                0.40% on the next $150 million; and
                                                                                0.35% thereafter

                                   ING Capital Guardian U.S. Equities           0.50% on the first $150 million;
                                   Portfolio (1)                                0.45% on the next $150 million;
                                                                                0.35% on the next $200 million;
                                                                                0.30% on the next $500 million;

SUB-ADVISER                        PORTFOLIO                                    PORTFOLIO MANAGEMENT FEE
--------------------------------------------------------------------------------------------------------------------------
                                                                                0.275% on the next $1 billion; and
                                                                                0.25% thereafter

Eagle Asset Management, Inc.       ING Eagle Asset Capital Appreciation         0.40% on first $300 million;
                                   Portfolio                                    0.25% on assets in excess of $300 million

Evergreen Investment Management    ING Evergreen Health Sciences Portfolio      0.45%
Company, LLC
                                   ING Evergreen Omega Portfolio                0.30%

Fidelity Management & Research     ING FMR(SM) Diversified Mid Cap Portfolio    0.50% on first $250 million in assets;
Company                                                                         0.40% on next $500 million in assets; and
                                                                                0.35% on amount in excess of $750 million

                                   ING FMR(SM) Earnings Growth Portfolio        0.45% on first $250 million;
                                                                                0.40% on next $500 million; and
                                                                                0.35% on assets over $750 million

                                                                                0.60% on the first $150 million
                                   ING FMR(SM) Small Cap Equity Portfolio       0.55% above $150 million

Franklin Advisers, Inc.            ING Franklin Income Portfolio (13)           0.625% on first $50 million
                                                                                0.465% on next $150 million
                                                                                0.375% on next $300 million
                                                                                0.35% on next $300 million
                                                                                0.30 % on next $400 million, and
                                                                                0.25% thereafter
Goldman Sachs Asset Management,    ING Goldman Sachs Tollkeeper(SM)             0.55% on first $100 million; and
L.P.                               Portfolio                                    0.50% on assets over $100 million

ING Investment Management Co.      ING Global Resources Portfolio (1)           0.40%

                                                                                0.45% on first $500 million; and
                                   ING International Portfolio                  0.36% on assets in excess of $500 million

                                                                                0.1575% on the first $200 million in combined
                                   ING Limited Maturity Bond Portfolio            assets of these Series;
                                                                                0.1350% on the next $300 million; and
                                                                                0.1125% on assets in excess of $500 million.

                                   ING VP Index Plus International Equity       0.45%
                                   Portfolio

                                   ING Stock Index Portfolio                    0.1215%

Janus Capital Management LLC       ING Janus Contrarian Portfolio (1)           0.45% on first $500 million;
                                                                                0.425% on next $500 million; and
                                                                                0.40% thereafter

J.P. Morgan Investment Management  ING JPMorgan Small Cap Equity Portfolio      0.55% on first $200 million;
Inc.                                                                            0.50% on next $300 million; and
                                                                                0.45% thereafter

                                   ING JPMorgan Value Opportunities Portfolio   0.40% on first $50 million;
                                                                                0.30% on next $50 million; and
                                                                                0.25% thereafter

                                   ING JPMorgan Emerging Markets Equity         0.60% on first $75 million;
                                   Portfolio (2)(10)                            0.50% on next $75 million;
                                                                                0.40% on next $350 million; and
                                                                                0.35% thereafter

Julius Baer Investment             ING Julius Baer Foreign Portfolio (3)        0.45% on first $500 million; and
Management LLC                                                                  0.40% thereafter

Legg Mason Funds Management, Inc.  ING Legg Mason Value Portfolio (1) (4)       0.70% on first $50 million;
                                                                                0.45% on next $50 million;
                                                                                0.40% on next $50 million;
                                                                                0.35% on next $50 million;
                                                                                0.30% on assets over $200 million

Lord, Abbett & Co. LLC             ING Lord Abbett Affiliated Portfolio(1)(11)  0.35% on the first $200 million
                                                                                0.27% on the next $400 million
                                                                                0.25% on assets in excess of
                                                                                $400 million

Marsico Capital Management, LLC    ING Marsico Growth Portfolio and             0.45% on the first $500 million in combined
                                                                                assets of these series;

                                   ING Marsico International Opportunities      0.40% on the next $1 billion; and
                                   Portfolio                                    0.35% thereafter

Massachusetts Financial Services   ING MFS Mid Cap Growth Portfolio (5)         0.35% on first $500 million;
Company                            ING MFS Total Return Portfolio (5)           0.30% on next $1 billion; and
                                   ING MFS Utilities Portfolio (5)              0.25% thereafter

Mercury Advisors                   ING Mercury Large Cap Growth Portfolio       0.40% on first $250 million;
                                                                                0.35% on next $250 million; and
                                                                                0.325% thereafter

                                   ING Mercury Large Cap Value Portfolio(1)     0.40% on first $250 million;
                                                                                0.35% on next $250 million;
                                                                                0.325% on assets over $500 million

Morgan Stanley Investment          ING Van Kampen Growth and                    0.50% on first $100 million;
Management Inc. d/b/a Van Kampen   Income Portfolio                             0.40% on next $100 million;
                                                                                0.30% on next $100 million;
                                                                                0.25% on next $700 million; and
                                                                                0.20% thereafter

                                   ING Van Kampen Real Estate Portfolio         0.50% on first $200 million; and
                                                                                0.40% thereafter

                                   ING Van Kampen Global Franchise Portfolio    0.65% on first $150 million;
                                                                                0.55% on next $150 million;
                                                                                0.45% on next $200 million; and
                                                                                0.40% thereafter

                                   ING Van Kampen Equity Growth Portfolio       0.35% on the first $2 billion;
                                                                                0.32% on the next $1 billion; and
                                                                                0.30% on assets over $3 billion

OppenheimerFunds, Inc.             ING Oppenheimer Main Street                  0.30% if total assets as defined below at any
                                   Portfolio (6) (7)                            month-end are less than or equal to $1
                                                                                billion;

                                                                                0.23% if total assets as defined below at any
                                                                                month-end are in excess of $2 billion

Pacific Investment Management      ING PIMCO Core Bond Portfolio                0.25% on all assets
Company LLC                        ING PIMCO High Yield Portfolio (3)

Pioneer Investment Management,     ING Pioneer Fund Portfolio                   0.40% on first $500 million;
Inc.                                                                            0.35% on next $500 million; and
                                                                                0.30% on assets in excess of $1 billion

                                   ING Pioneer Mid Cap Value Portfolio          0.35% of all assets

Salomon Brothers Asset             ING Salomon Brothers All Cap Portfolio (8)   0.43% on first $150 million in combined assets
Management Inc                                                                  of these series;
                                                                                0.40% on next $350 million; and
                                                                                0.35% above $500 million

T. Rowe Price Associates           ING T. Rowe Price Capital Appreciation       0.50% of first $250 million;
                                   Portfolio (9)                                0.40% of next $250 million;
                                                                                once assets reach $500 million 0.40% on all
                                                                                assets up to $1 billion; and
                                                                                0.35% thereafter

                                   ING T. Rowe Price Equity Income              0.40% of first $250 million;
                                   Portfolio (9)                                0.375% on next $250 million; and
                                                                                0.35% thereafter

Templeton Global Advisors Limited  ING Templeton Global Growth                  0.625% on first $50 million
                                   Portfolio (1)(12)                            0.465% on next $150 million
                                                                                0.375% on next $300 million
                                                                                0.35% on next $300 million
                                                                                0.30 % on assets thereafter

UBS Global Asset Management        ING UBS U.S. Allocation Portfolio (1)        0.40% on first $100 million;
                                                                                0.35% on next $200 million;
                                                                                0.30% on next $200 million; and
                                                                                0.25% thereafter

Wells Capital Management, Inc.     ING Wells Fargo Mid Cap Disciplined          0.55% on the first $50 million;
                                   Portfolio(1)                                 0.50% on the next $50 million;
                                                                                0.45% on the next $200 million; and
                                                                                0.40% on assets thereafter
                                   ING Wells Fargo Small Cap Disciplined
                                   Portfolio                                    [--]

      (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

      (2) J.P. Morgan Investment Management Inc. serves as the Sub-Adviser to ING JPMorgan Emerging Markets Equity Portfolio. ING Investment Management Advisors B.V. served as the Portfolio Manager to ING JPMorgan Emerging Markets Equity Portfolio (formerly, ING Developing World Portfolio) from March 1, 2004 through April 29, 2005. Baring International Investment Limited served as the Sub-Adviser from March 1, 1999 through February 29, 2004. Assets of ING JPMorgan Emerging Markets Equity Portfolio will be aggregated with the assets of ING VP Emerging Markets Fund.

      (3) For purposes of calculating fees under the portfolio management agreement with Julius Baer Investment Management LLC, the assets of the Portfolio will be aggregated with the assets of ING Foreign Fund, a series of ING Mutual Funds, which is not a party to this portfolio management agreement. The aggregated assets will be applied to the above schedule and the resulting fee rate shall be prorated back to the two funds and their respective investment adviser based on relative net assets.

      (4) Legg Mason Funds Management, Inc. serves as the Sub-Adviser to ING Legg Mason Value Portfolio (formerly known as ING Janus Growth and Income Portfolio) as of May 3, 2004. Janus Capital Management LLC served as Sub-Adviser from October 2, 2000 through April 30, 2004.

      (5) Assets will be aggregated with the assets of ING MFS Mid Cap Growth, ING MFS Total Return, and ING MFS Utilities Portfolios, and ING MFS Capital Opportunities Portfolio (a series managed by an affiliate of DSI) , in calculating the Sub-Adviser's fee at the above-stated rate.

      (6) OppenheimerFunds, Inc. serves as the Sub-Adviser to ING Oppenheimer Main Street Portfolio(R) (formerly known as ING MFS Research Portfolio) as of November 8, 2004. Massachusetts Financial Services Company served as Sub-Adviser from August 10, 1998 through November 5, 2004.

      (7) The assets of ING Oppenheimer Main Street Portfolio(R) are aggregated with those of ING Oppenheimer Global Portfolio and ING Oppenheimer Strategic Income Portfolio, two series managed by an affiliate of DSI and sub-advised by OppenheimerFunds, Inc. If the combined aggregate assets levels fail to exceed $1 billion for all combined Portfolios sub-advised to OppenheimerFunds, Inc., such fee will revert to 0.30% on all assets.

      (8) For purposes of determining breakpoint discounts to the portfolio management fee, the assets of ING Salomon Brothers All Cap Portfolio are aggregated with those of ING Salomon Brothers Fundamental Value Portfolios and ING Salomon Brothers Investors Value Portfolio, a series managed by an affiliate of DSI and sub-advised by Salomon Brothers Asset Management, Inc.

      (9) The fees payable under the Portfolio Management Agreement are subject to a preferred provider discount. For purposes of this discount, the assets of the Series will be aggregated with those of ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING T. Rowe Price Growth Equity Portfolio (the "IPI Portfolios"), each a series of ING Partners, Inc. that is managed by an affiliate of the Adviser and sub-advised by the Sub-Adviser. The discount will be calculated based on the aggregate assets of the Series and the IPI Portfolios as follows, and will be applied to any fees payable by a Series.

               - Aggregate assets between $750 million and $1.5 billion = 5% discount

               - Aggregate assets between $1.5 billion and $3.0 billion = 7.5% discount

               -  Aggregate assets greater than $3.0 billion = 10% discount

      (10) For purposes of calculating fees under this Agreement, the assets of ING JPMorgan Emerging Markets Equity Portfolio shall be aggregated with the assets of ING VP Emerging Markets Fund, a series of ING VP Emerging Markets Fund, Inc., which is not a party to this Agreement.

      (11) Lord, Abbett & Co. LLC serves as Sub-Adviser to the Portfolio as of December 1, 2005. Salomon Brothers Asset Management, Inc. served as Sub-Adviser to the Portfolio from February 1, 2000 through November 30, 2005.

      (12) Templeton Global Advisors Limited serves as the Sub-Adviser to ING Templeton Global Growth Portfolio (formerly known as ING Capital Guardian Managed Portfolio) as of December 1, 2005. ING Capital Guardian Trust Company served as Sub-Adviser from February 1, 2000 through November 30, 2005. Assets of ING Templeton Global Growth Portfolio will be aggregated with the assets of ING Templeton Foreign Equity Portfolio (a series managed by an affiliate of DSI), which is not a party to this Portfolio Management Agreement, in calculating the Sub-Adviser's fee at the above stated rate.

      (13) For purposes of calculating fees under this Agreement, the assets of ING Franklin Income Portfolio shall be aggregated with the assets of ING Templeton Foreign Equity Portfolio and ING Templeton Global Growth Portfolio.

TOTAL SUB-ADVISORY FEES PAID

The following chart sets forth the total amounts DSI paid to:

SUB-ADVISER                                                                        2005         2004           2003
ALLIANCE CAPITAL MANAGEMENT, LLP
ING AllianceBernstein Mid Cap Growth Portfolio                                 $            $   1,569,511   $   1,127,263

BARING INTERNATIONAL INVESTMENT LIMITED
ING JPMorgan Emerging Markets Equity Portfolio (1) (2)                         $            $     182,828   $     677,886

CAPITAL GUARDIAN TRUST COMPANY
ING Capital Guardian Small/Mid Cap Portfolio (2)                               $            $   2,711,085   $   2,270,239
ING Capital Guardian U.S. Equities Portfolio (2)                               $            $   2,523,691   $   1,796,091

EAGLE ASSET MANAGEMENT, INC.
ING Eagle Asset Capital Appreciation Portfolio                                 $            $     872,784   $     734,346

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
ING Evergreen Health Sciences Portfolio                                        $            $      70,896             N/A
ING Evergreen Omega Portfolio                                                  $            $       7,174             N/A

FIDELITY MANAGEMENT & RESEARCH COMPANY
ING UBS U.S. Allocation Portfolio (3)                                          $                      N/A   $      73,258
ING FMR(SM) Diversified Mid Cap Portfolio                                      $            $     971,386   $     608,175
ING FMR(SM) Earnings Growth Portfolio                                          $                      N/A             N/A
ING FMR(SM) Small Cap Equity Portfolio                                         N/A                    N/A             N/A

FRANKLIN ADVISERS, INC
ING Franklin Income Portfolio                                                  N/A                    N/A             N/A

GOLDMAN SACHS ASSET MANAGEMENT
ING Goldman Sachs Tollkeeper(SM) Portfolio                                     $            $     427,368   $     300,761

ING CLARION REAL ESTATE SECURITIES L.P.
ING Global Real Estate Portfolio                                               $                      N/A             N/A

ING INVESTMENT MANAGEMENT CO
ING Equities Plus Portfolio                                                    $                      N/A             N/A
ING Global Resources Portfolio (2)                                             $            $     688,043   $     343,219
ING International Portfolio (4)                                                $            $   1,000,770   $     404,460
ING Limited Maturity Bond Portfolio (5)                                        $            $     738,995   $     341,809
ING Quantitative Small Cap Value Portfolio

ING INVESTMENT MANAGEMENT LLC
ING Limited Maturity Bond Portfolio (5)                                        $                      N/A   $     729,303
ING VP Index Plus International Equity Portfolio                               $                      N/A             N/A

ING INVESTMENTS, LLC
ING International Portfolio (4)                                                $                      N/A   $     523,497

JANUS CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (6)                                               $                      N/A             N/A
ING Legg Mason Value Portfolio (7)                                             $            $     342,752   $     949,179
ING Janus Contrarian Portfolio (2)                                             $            $     257,782   $     182,522

J.P. MORGAN INVESTMENT MANAGEMENT INC
ING JPMorgan Emerging Markets Equity Portfolio (2)                             $            $     597,735   $     677,886
ING JPMorgan Small Cap Equity Portfolio                                        $            $     808,884   $     218,826

SUB-ADVISER                                                                        2005         2004           2003
ING JPMorgan Value Opportunities Portfolio                                     $                      N/A             N/A

J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON) LIMITED
ING Julius Baer Foreign Portfolio (8)                                          $                      N/A   $      58,247

JULIUS BAER INVESTMENT MANAGEMENT LLC
ING Julius Baer Foreign Portfolio (8)                                          $            $     736,683   $      44,396

KAYNE ANDERSON RUDNICK INVESTMENT MANAGEMENT, LLC
ING Van Kampen Growth and Income Portfolio                                     $                      N/A             N/A

LEGG MASON FUNDS MANAGEMENT, INC
ING Legg Mason Value Portfolio (7)                                             $            $     766,777   $     949,179

LORD, ABBETT & CO. LLC
ING Lord Abbett Affilliated Portfolio (2)                                      $            $     645,840   $     459,044

MARSICO CAPITAL MANAGEMENT LLC
ING Marsico Growth Portfolio (10)                                              $            $   3,627,525   $   3,071,772
ING Marsico International Opportunities Portfolio                              $                      N/A             N/A

MASSACHUSETTS FINANCIAL SERVICES COMPANY
ING Oppenheimer Main Street Portfolio(R)(2) [()]                               $            $   1,469,614   $   1,675,310
ING MFS Mid-Cap Growth Portfolio                                               $            $   2,144,786   $   1,787,061
ING MFS Total Return Portfolio                                                 $            $   3,569,463   $   3,249,118
ING MFS Utilities Portfolio                                                    $                      N/A             N/A

MERCURY ADVISORS
ING Mercury Large Cap Growth Portfolio (12)                                    $            $      84,963   $      47,898
ING Mercury Large Cap Value Portfolio(12)                                      $            $     322,860   $      74,867

MORGAN STANLEY INVESTMENT MANAGEMENT INC. D/B/A VAN KAMPEN
ING Van Kampen Equity Growth Portfolio                                         $            $     285,202   $      84,758
ING Van Kampen Global Franchise Portfolio                                      $            $     699,903   $     259,808
ING Van Kampen Growth and Income Portfolio (13)                                $            $   2,456,038   $   2,069,379
ING Van Kampen Real Estate Portfolio                                           $            $   1,917,507   $   1,201,685

OPPENHEIMERFUNDS, INC
ING Oppenheimer Main Street Portfolio(R)(2)                                    $            $     723,712             N/A

PACIFIC INVESTMENT MANAGEMENT LLC
ING PIMCO Core Bond Portfolio                                                  $            $   1,570,659   $   1,353,617
ING PIMCO High Yield Portfolio                                                 $            $   1,042,592             N/A

PIONEER INVESTMENT MANAGEMENT, INC
ING Pioneer Fund Portfolio                                                     $                      N/A             N/A
ING Pioneer Mid Cap Value Portfolio                                            $                      N/A             N/A

SALOMON BROTHERS ASSET MANAGEMENT INC.
ING Salomon Brothers All Cap Portfolio                                         $            $   1,809,529   $   1,412,071

T. ROWE PRICE ASSOCIATES, INC.
ING T. Rowe Price Capital Appreciation Portfolio                               $            $   6,024,458   $   4,408,016

SUB-ADVISER                                                                        2005         2004           2003
ING T. Rowe Price Equity Income Portfolio                                      $            $   2,973,368   $   1,884,203

TEMPLETON GLOBAL ADVISERS LIMITED
ING Templeton Global Growth Portfolio (2)                                      $            $   2,093,644   $   1,638,449

UBS ASSET MANAGEMENT (AMERICAS) INC.
ING UBS U.S. Allocation Portfolio (2) (3)                                      $            $     391,312   $     180,971

WELLS CAPITAL MANAGEMENT, INC.
ING Wells Fargo Mid Cap Disciplined Portfolio (2)                              $            $   1,516,896   $   1,368,372
ING Wells Fargo Small Cap Disciplined Portfolio                                $                      N/A             N/A


----------

(1) Effective April 29, 2005, the Portfolio is sub-advised by J.P. Morgan Investment Management Inc. Prior to April 29, 2005, the Portfolio was managed by ING Investment Management Advisors B.V. From May 1, 2002 through March 1, 2004, Baring International Investment Limited served as Sub-Adviser and received the fees set out in the table above for the period ended December 31, 2003.

(2) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio

(3) Effective May 1, 2003, UBS Asset Management Inc. became the Sub-Adviser for ING UBS U.S. Allocation Portfolio. Prior to May 1, 2003, Fidelity Management and Research Company was the Sub-Adviser for ING UBS U.S. Allocation Portfolio.

(4) Effective September 2, 2003, ING Investment Management Co. became the Sub-Advisert to ING International Portfolio. Prior to September 2, 2003, the Portfolio was sub-advised by ING Investments, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(5) Prior to September 2, 2003, the ING Limited Maturity Bond Portfolio was sub-advised by ING Investment Management, LLC, which received the fees set out in the table above for the period ended December 31, 2002.

(6) Janus Capital Management LLC sub-advised this Portfolio from January 1, 2002 through December 13, 2002 and received the fees set out in the table above for the period ended December 31, 2002.

(7) Effective May 3, 2004, ING Legg Mason Value Portfolio is managed by Legg Mason Funds Management, Inc. Prior to May 3, 2004, ING Legg Mason Value Portfolio was known as ING Janus Growth and Income Portfolio. Janus Capital Management LLC served as Sub-Adviser and received the fees set out in the table above for the period ended December 31, 2003.

(8) Effective September 2, 2003, ING Julius Baer Foreign Portfolio is sub-advised by Julius Baer Investment Management LLC. Prior to September 2, 2003, ING Julius Baer Foreign Portfolio was known as ING JPMorgan Fleming International Enhanced EAFE Portfolio and was sub-advised by J.P. Morgan Fleming Asset Management (London) Limited, which received the fees set out in the table above for the period ended December 31, 2002.

(9)   For the period from January 1, 2002 through January 29, 2002.

(10) Marsico Capital Management LLC has served as the Sub-Adviser since December 14, 2002.

(11) Effective November 8, 2004, ING Oppenheimer Main Street Portfolio(R) is sub-advised by OppenheimerFunds, Inc. From August 10, 1998 through November 5, 2004, the Portfolio was sub-advised by Massachusetts Financial Services Company. ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

(12)  Portfolio commenced operations on May 1, 2002.

(13) Van Kampen sub-advised this Portfolio from January 30, 2002 through December 31, 2002.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS


ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

      The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                    COMPANIES                     VEHICLES                                  OTHER ACCTS
                    -------------------------------------------------------------------------------------------
    PORTFOLIO       NUMBER OF     TOTAL ASSETS    NUMBER OF      TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS
     MANAGER        ACCOUNTS      (IN MILLIONS)   ACCOUNTS       MILLIONS)           ACCOUNTS      (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------
Catherine Wood      [--]          $               [--]           $                   [--]           $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


      As an investment adviser and fiduciary, Alliance owes their clients and shareholders an undivided duty of loyalty. They recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including the Alliance Mid Cap Growth Portfolio (hereinafter "Clients") and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, Alliance places the interest of their Clients first and expect all of their employees to live up to their fiduciary duty.

      Employee Personal Trading and the Code of Business Conduct and Ethics - Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for Clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401(k)/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a Client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

      Managing Multiple Accounts for Multiple Clients - The investment professional or investment professional teams for the Portfolio have responsibilities for managing all or a portion of the investment of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

      Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. Alliance's compensation program for investment professionals is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.

      Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed based salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards") and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

      An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

      Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

      The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
Catherine Wood                   [--]


ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

      The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                    COMPANIES                     VEHICLES                                  OTHER ACCTS
                    -----------------------------------------------------------------------------------------------
                    NUMBER
    PORTFOLIO       OF           TOTAL ASSETS(IN  NUMBER OF      TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
     MANAGER        ACCOUNTS     BILLIONS)(1)     ACCOUNTS       BILLIONS)(1)        ACCOUNTS      BILLIONS)(1)
-------------------------------------------------------------------------------------------------------------------
James Kang(2)       [--]          $               [--]           $                   [--]           $
Karen Miller(2)     [--]          $               [--]           $                   [--]           $
Kathy Peters(2)     [--]          $               [--]           $                   [--]           $
Ted Samuels(2)      [--]          $               [--]           $                   [--]           $
Lawrence R.         [--]          $               [--]           $                   [--]           $
Solomon(3)



      (1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

      (2)   As of December 31, 2004.

      (3)   As of June 30, 2005.

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance.



                    REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                    COMPANIES                     VEHICLES                                      OTHER ACCTS
                    -----------------------------------------------------------------------------------------------
                    NUMBER
    PORTFOLIO       OF           TOTAL ASSETS (IN NUMBER OF      TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
     MANAGER        ACCOUNTS     BILLIONS)(1)     ACCOUNTS       BILLIONS)(1)        ACCOUNTS      BILLIONS)(1)
-------------------------------------------------------------------------------------------------------------------
James Kang(2)       [--]          $               [--]           $                   [--]           $
Karen Miller(2)     [--]          $               [--]           $                   [--]           $
Kathy Peters(2)     [--]          $               [--]           $                   [--]           $
Ted Samuels(2)      [--]          $               [--]           $                   [--]           $
Lawrence R.         [--]          $               [--]           $                   [--]           $
Solomon(3)



      (1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

      (2)   As of December 31, 2004.

      (3)   As of June 30, 2005.

POTENTIAL CONFLICTS OF INTEREST

None

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

      Capital Guardian uses a system of multiple portfolio managers in managing the Portfolio's assets. (In addition, Capital Guardian's investment analysts may make investment decisions with respect to a portion of the Portfolio's investment portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

      The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian small/Mid Cap Portfolio include the Russell MidCap Index and the Custom Russell 2800 Index which includes the Russell 2000 Index and the Russell MidCap Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

      The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                 DOLLAR RANGE OF
PORTFOLIO MANAGER                FUND SHARES OWNED
-----------------                -----------------
James S. Kang                    [--]
Karen A. Miller                  [--]
Kathryn M. Peters                [--]
Theodore R. Samuels              [--]
Lawrence R. Solomon              [--]

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                     OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO           OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
    MANAGER            ACCOUNTS     BILLIONS)(1)         ACCOUNTS       BILLIONS)(1)         ACCOUNTS      BILLIONS)(1)
-----------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier       [--]         $                    [--]                                [--]          $
Michael Ericksen       [--]         $                    [--]                                [--]          $
David Fisher           [--]         $                    [--]                                [--]          $
Karen Miller           [--]         $                    [--]                                [--]          $
Ted Samuels            [--]         $                    [--]                                [--]          $
Gene Stein             [--]         $                    [--]                                [--]          $
Alan Wilson            [--]         $                    [--]                                [--]          $


(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005 for which the advisory fee is based on performance.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                     OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO           OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
    MANAGER            ACCOUNTS     BILLIONS)(1)         ACCOUNTS       BILLIONS)(1)         ACCOUNTS      BILLIONS) (1)
-----------------------------------------------------------------------------------------------------------------------------
Terry Berkemeier       [--]         $                    [--]           $                    [--]          $
Michael Ericksen       [--]         $                    [--]           $                    [--]          $
David Fisher           [--]         $                    [--]           $                    [--]          $
Karen Miller           [--]         $                    [--]           $                    [--]          $
Ted Samuels            [--]         $                    [--]           $                    [--]          $
Gene Stein             [--]         $                    [--]           $                    [--]          $
Alan Wilson            [--]         $                    [--]           $                    [--]          $


(1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.


POTENTIAL CONFLICTS OF INTEREST


     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts could include, for example, conflicts in the allocation of investment opportunities and aggregated trading. Capital Guardian has adopted policies and procedures that are designed to minimize the effects of these conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Capital Guardian uses a system of multiple portfolio managers in managing the Portfolio's assets. (In addition, Capital Guardian's investment analysts may make investment decisions with respect to a portion of the Portfolio's investment portfolio within their research coverage). Portfolio managers and investment analysts are paid competitive salaries. In addition, they receive bonuses based on their individual portfolio results. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise. Analysts are also separately compensated for the quality of their research efforts.

     The benchmarks used to measure performance of the portfolio managers for the ING Capital Guardian U.S. Equities Portfolio include the S&P 500 Index and a customized Growth and Income index based on the Lipper Growth and Income Index. Investment professionals may also participate in profit-sharing plans and ownership of The Capital Group Companies, the ultimate parent company.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Terry Berkheheier                                    [--]
Michael Ericksen                                     [--]
David Fisher                                         [--]
Karen Miller                                         [--]
Ted Samuels                                          [--]
Gene Stein                                           [--]
Alan Wilson                                          [--]


ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                   OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                          NUMBER OF
    MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS        ACCOUNTS       TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Richard Skeppstrom     [--]         $                    [--]           $                    [--]          $
John Jordan II         [--]         $                    [--]           $                    [--]          $
Craig Dauer            [--]         $                    [--]           $                    [--]          $
Robert Marshall        [--]         $                    [--]           $                    [--]          $


There were no accounts for which the advisory fee was based on performance.


POTENTIAL CONFLICTS OF INTEREST

     Eagle's portfolio management team manages other accounts with investment strategies similar to the portfolio. Certain conflicts of interest may arise in connection with the management of multiple portfolios. As noted above, fees vary among these accounts and the portfolio manager may personally invest in some of these accounts. This could create potential conflicts of interest where a portfolio manager may favor certain accounts over others, resulting in other accounts outperforming the Portfolio. Other potential conflicts include conflicts in the allocation of investment opportunities and aggregated trading. However, Eagle has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Also, as indicated in Eagle's Code of Ethics there are certain procedures in place to avoid conflicts of interest when Eagle and other investment personnel of Eagle buy or sell securities also owned by, or bought or sold for clients.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Eagle Asset seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Investment professionals receive a fixed base salary and a fixed amount of deferred compensation along with a variable bonus based on performance and various other variable forms of compensation, including stock options and a RJF Executive benefit plan.

     Eagle Asset has created a compensation plan that provides their investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle Asset. Their investment professionals are compensated as follows:

     - All portfolio managers, analysts, and traders are paid base salaries that are competitive with others in their fields, based on industry surveys;
     - Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
     - Additional deferred compensation plans are provided to key investment professionals;
     - Analysts and traders receive incentive bonus compensation up to three times their base salaries, primarily based upon experience and their contribution to investment results;
     - All portfolio managers participate in a non-qualified stock option program that vests at the end of the seventh year following their respective dates of employment; and
     - All employees receive benefits from Eagle Asset's parent company including a 401(k) plan, profit sharing, Employee Stock Option Plan and Employee Stock Purchase Plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Richard Skeppstrom, II                               [--]
Robert R. Marshall                                   [--]
E. Craig Dauer                                       [--]
John G. Jordan, III                                  [--]


ING EQUITIES PLUS PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                      OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann     [--]         $                    [--]           $                    [--]          $

POTENTIAL CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James B. Kauffmann                                   [--]


ING EVERGREEN HEALTH SCIENCES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                    OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Liu-Er Chen            [--]         $                    [--]           $                    [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers may experience certain conflicts of interest in managing the portfolios' investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. Evergreen Investment Management Company ("EIMC") has strict policies and procedures, enforced through diligent monitoring by EIMC's compliance department, to address potential conflicts of interest relating to the allocation of investment opportunities. One potential conflict arises from the weighting scheme used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. Similarly, EIMC has adopted policies and procedures in accordance with Rule 17a-7 relating to transfers effected without a broker-dealer between a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. In addition, EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Compensation for EIMC portfolio managers consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors, including, among others, experience, quality of performance record and breadth of management responsibility.

     The annual bonus has an investment performance component and a subjective evaluation component. The amount of the investment performance component is based on the investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior three years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. The investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager were to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     The investment performance component of Ms. Cullinane's bonus is determined based on comparisons to Lipper MultiCap Growth, Lipper Large Cap Growth and Lipper Large Cap Core composites. The investment performance component of Mr. Chen's bonus is determined based on comparisons to Lipper International Multi-Cap Core, Lipper Gold Oriented Funds, Lipper Healthcare, Lipper Emerging Markets, Lipper International Small Cap Growth and Callan International Equity composites.

     EIMC portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC's publicly traded parent company, based on their performance and/or positions held with EIMC.

     In addition, EIMC portfolio managers may participate, at their election, in various benefits programs, including the following:

     -  medical, dental, vision and prescription benefits;

     -  life, disability and long-term care insurance;

     - before-tax spending accounts relating to dependent care, health care, transportation and parking; and

     - various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees in EIMC, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Liu-Er Chen                                          [--]

ING EVERGREEN OMEGA PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                      OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Maureen E. Cullinane   [--]         $                    [--]           $                    [--]          $



* Of the [--] other registered investment companies managed by Ms. Cullinane, she is fully responsible for [--] but, as of December 31, 2005, was responsible only for approximately $[ ] million of the $[ ] million in assets in the others.


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers may experience certain conflicts of interest in managing the portfolios' investments, on the one hand, and the investments of other accounts, including other Evergreen funds, on the other. Evergreen Investment Management Company ("EIMC") has strict policies and procedures, enforced through diligent monitoring by EIMC's compliance department, to address potential conflicts of interest relating to the allocation of investment opportunities. One potential conflict arises from the weighting scheme used in determining bonuses, as described below, which may give a portfolio manager an incentive to allocate a particular investment opportunity to a product that has a greater weighting in determining his or her bonus. Another potential conflict may arise if a portfolio manager were to have a larger personal investment in one fund than he or she does in another, giving the portfolio manager an incentive to allocate a particular investment opportunity to the fund in which he or she holds a larger stake. EIMC's policies and procedures relating to the allocation of investment opportunities address these potential conflicts by limiting portfolio manager discretion and are intended to result in fair and equitable allocations among all products managed by that portfolio manager or team that might be eligible for a particular investment. Similarly, EIMC has adopted policies and procedures in accordance with Rule 17a-7 relating to transfers effected without a broker-dealer between a registered investment company client and another advisory client, to ensure compliance with the rule and fair and equitable treatment of both clients involved in such transactions. In addition, EIMC's Code of Ethics addresses potential conflicts of interest that may arise in connection with a portfolio manager's activities outside EIMC by prohibiting, without prior written approval from the Code of Ethics Compliance Officer, portfolio managers from participating in investment clubs and from providing investment advice to, or managing, any account or portfolio in which the portfolio manager does not have a beneficial interest and that is not a client of EIMC.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation for EIMC portfolio managers consists primarily of a base salary and an annual bonus. Each portfolio manager's base salary is reviewed annually and adjusted based on consideration of various factors, including, among others, experience, quality of performance record and breadth of management responsibility.

     The annual bonus has an investment performance component and a subjective evaluation component. The amount of the investment performance component is based on the investment performance of the funds and accounts managed by the individual (or one or more appropriate composites of such funds and accounts) over the prior three years compared to the performance over the same time period of an appropriate benchmark (typically a broad-based index or universe of external funds or managers with similar characteristics). See the information below relating to other funds and accounts managed by the portfolio managers for the specific benchmarks used in evaluating performance. In calculating the amount of the investment performance component, performance for the most recent year is weighted 25%, performance for the most recent three-year period is weighted 50% and performance for the most recent five-year period is weighted 25%. The investment performance component is determined using a weighted average of investment performance of each product managed by the portfolio manager, with the weighting done based on the amount of assets the portfolio manager is responsible for in each such product. For example, if a portfolio manager were to manage a mutual fund with $400 million in assets and separate accounts totaling $100 million in assets, performance with respect to the mutual fund would be weighted 80% and performance with respect to the separate accounts would be weighted 20%. In determining the subjective evaluation component of the bonus, each manager is measured against predetermined objectives and evaluated in light of other discretionary considerations. Objectives are set in several categories, including teamwork, participation in various assignments, leadership, and development of staff.

     The investment performance component of Ms. Cullinane's bonus is determined based on comparisons to Lipper MultiCap Growth, Lipper Large Cap Growth and Lipper Large Cap Core composites. The investment performance component of Mr. Chen's bonus is determined based on comparisons to Lipper International Multi-Cap Core, Lipper Gold Oriented Funds, Lipper Healthcare, Lipper Emerging Markets, Lipper International Small Cap Growth and Callan International Equity composites.

     EIMC portfolio managers may also receive equity incentive awards (non-qualified stock options and/or restricted stock) in Wachovia Corporation, EIMC's publicly traded parent company, based on their performance and/or positions held with EIMC.

     In addition, EIMC portfolio managers may participate, at their election, in various benefits programs, including the following:

     -  medical, dental, vision and prescription benefits;

     -  life, disability and long-term care insurance;

     - before-tax spending accounts relating to dependent care, health care, transportation and parking; and

     - various other services, such as family counseling and employee assistance programs, prepaid or discounted legal services, health care advisory programs and access to discount retail services.

     These benefits are broadly available to EIMC employees. Senior level employees in EIMC, including many portfolio managers but also including many other senior level executives, may pay more or less than employees that are not senior level for certain benefits, or be eligible for, or required to participate in, certain benefits programs not available to employees who are not senior level. For example, only senior level employees above a certain compensation level are eligible to participate in the Wachovia Corporation deferred compensation plan, and certain senior level employees are required to participate in the deferred compensation plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Maureen E. Cullinane                                 [--]


ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                     OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF                           NUMBER OF     TOTAL ASSETS (IN
     MANAGER           ACCOUNTS     MILLIONS)            ACCOUNTS       TOTAL ASSETS         ACCOUNTS      MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Tom Allen              [--]         $                    [--]           $                    [--]          $



*Includes ING FMR(SM) Diversified Mid Cap Portfolio ($[   ] in assets).


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Tom Allen is the portfolio manager of FMR(SM) Diversified Mid Cap and receives compensation for his services. As of December 31, 200[--], portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.


     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the S&P Mid Cap 400 Index and the pre-tax investment performance of the equity assets of the fund within the Lipper MidCap Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple [(E.G., one-, three-, and five-year)] measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Tom Allen                                            [--]


ING FMR(SM) EARNINGS GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES*                        VEHICLES                                      OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS (IN     NUMBER OF     TOTAL ASSETS (IN
     MANAGER           ACCOUNTS     MILLIONS)            ACCOUNTS       MILLIONS)            ACCOUNTS      MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Joe Day                [--]         $                    [--]           $                    [--]          $


* Does not include ING FMR(SM) Earnings Growth Portfolio.

There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Joe Day is the portfolio manager of FMR Earnings Growth effective April 29, 2005 and receives compensation for his services. As of April 29, 2005, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Joe Day                                              [--]

ING FMR(SM) SMALL CAP EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

     THE FOLLOWING TABLE SHOWS THE NUMBER OF ACCOUNTS AND TOTAL ASSETS MANAGED BY THE PORTFOLIO MANAGER AS OF DECEMBER 31, 2005:



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                      OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Thomas Hense           [--]         $                    [--]           $                    [--]          $



POTENTIAL CONFLICTS OF INTEREST

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

Thomas Hense is the portfolio manager of FMR Earnings Growth effective April 29, 2005 and receives compensation for his services. As of April 29, 2005, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over his tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

SUB-ADVISER OWNERSHIP OF SECURITIES

     The following table shows the dollar amount range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Thomas Hense                                [--]



ING FRANKLIN INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS

     THE FOLLOWING TABLE SHOWS THE NUMBER OF ACCOUNTS AND TOTAL assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                       OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Charles B. Johnson     [--]         $                    [--]           $                    [--]          $
Edward D. Perks        [--]         $                    [--]           $                    [--]          $



POTENTIAL CONFLICTS OF INTEREST

         TO BE PROVIDED LATER

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

         TO BE PROVIDED LATER

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Charles B. Johnson                                   [--]
Edward D. Perks                                      [--]



ING GLOBAL REAL ESTATE PORTFOLIO

OTHER MANAGED ACCOUNTS

     THE FOLLOWING TABLE SHOWS THE NUMBER OF ACCOUNTS AND TOTAL assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                      OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
T. Ritson Ferguson,    [--]         $                    [--]           $                    [--]          $
CFA
Steven D. Burton,      [--]         $                    [--]           $                    [--]          $
CFA

POTENTIAL CONFLICTS OF INTEREST

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
T. Ritson Ferguson, CFA                              [--]
Steven D. Burton, CFA                                [--]


ING GLOBAL RESOURCES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                                     OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                               NUMBER OF                            NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
John Payne             [--]         $                    [--]           $                    [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     We do not believe there are any material conflicts of interest in respect of the portfolio manager's management of the Portfolio and the other accounts for which he is responsible. Our trade allocation and brokerage policies are designed to ensure that investment opportunities are allocated between all accounts on a fair and equitable basis over time. These policies would typically be implemented when the size of an offering, liquidity or other market conditions means that not all accounts could fully participate in an investment opportunity. The application of these policies which also include reviewing the actual investment performance of accounts with similar investment objectives is monitored by compliance, operational and investment personnel.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Baring believes their investment professionals are provided attractive compensation and incentive packages that are staged at three levels: base salary, incentive bonus and long-term profit sharing. All three stages are described below.

     Baring targets first or second quartile base salaries within our employees' local market of residence (i.e., Boston, London, etc.). To ensure that compensation is competitive, we commission industry recognized remuneration consultants to provide an external independent evaluation of the Baring remuneration structure on an annual basis.

     The total bonus pool is funded based on the after-tax profitability of the entire organization (as it has been for the last 15 years). Baring pays out 50% of its profits (after a capital hurdle) to the bonus compensation pool. Individual distribution for investment professionals is based primarily on team performance (approximately 33%), secondarily on individual contribution (approximately 33%) and finally on a subjective evaluation (approximately 34%). Although there are no guarantees, the incentive bonus can represent several multiples of base salary.

     The final and key feature of the Baring compensation structure is our Long-Term Incentive (Compensation) Plan (LTP), which effectively makes our senior professionals "shareholders" of the firm. On an annual basis, 40% of the total profit share pool is applied to the purchase of phantom equity, which vests on a rolling three-year basis. The value of Baring equity is determined by an independent appraisal firm at the end of each year and a market multiple is applied based on the average of publicly traded asset management firms. As a result of this plan, key employees can directly link their compensation with the growth of the business.

     In addition, employees and their families receive a full package of benefits including medical, life and disability coverage as well as a generous defined contribution plan.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
John Payne                                           [--]


ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                    OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS(1)   TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Steven M. Barry        [--]         $                    [--]           $                    [--]           $
Gregory H. Ekizian     [--]         $                    [--]           $                    [--]           $
David G. Shell         [--]         $                    [--]           $                    [--]           $



(1) Of these [--] Other Accounts, [--], with total assets of $[--] have an advisory fee based on performance.

POTENTIAL CONFLICTS OF INTEREST


     GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between the Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     BASE SALARY AND PERFORMANCE BONUS. GSAM and the GSAM Growth team's
("Growth Team") compensation packages for its portfolio managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures their performance on a market cycle basis which is typically measured over a three to seven year period, rather than being focused on short-term gains in their strategies or short-term contributions from a portfolio manager in any given year.

     The performance bonus for portfolio managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other portfolio managers within the research process. Benchmarks for measuring performance can either be broad based or narrow based indices which will vary based on client expectations. The benchmark for these Funds is the Goldman Sachs Internet Index and the S&P 500 Index.

     The Growth Team also considers each portfolio manager's individual performance, his or her contribution to the overall performance of the strategy long-term and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co. and anticipated compensation levels among competitor firms.


     OTHER COMPENSATION. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM Portfolio managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Steven M. Barry                                      [--]
Gregory H. Ekizian                                   [--]
David G. Shell                                       [--]


ING INTERNATIONAL PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                     OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                                NUMBER OF                           NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Richard T. Saler       [--]         $                    [--]           $                    [--]          $

Phillip A. Schwartz    [--]         $                    [--]           $                    [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

     A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Richard T. Saler                                     [--]

Phillip A. Schwartz                                  [--]


ING JANUS CONTRARIAN PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT            OTHER POOLED INVESTMENT
                       COMPANIES                        VEHICLES                                    OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF                               NUMBER OF                            NUMBER OF
     MANAGER           ACCOUNTS     TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
David Decker           [--]         $                    [--]           $                    [--]          $


There were no accounts for which advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST


     As shown in the table above, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in kind when an account is opened, differences in cash flows and account sizes, and similar factors.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     The following describes the structure and method of calculating the portfolio manager's compensation as of January 1, 2005.

     The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

     The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of the three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

     The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

     The portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Deferral Program.

     The Portfolio's Lipper peer group for compensation purposes is the Mid-Cap Growth Funds.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
David Decker                                         [--]


ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO.


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

                            REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                                 COMPANIES                         VEHICLES                          OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO           OF           TOTAL ASSETS (IN     NUMBER OF      TOTAL ASSETS 9IN     NUMBER OF     TOTAL ASSETS (IN
    MANAGER            ACCOUNTS     MILLIONS)            ACCOUNTS       BILLIONS)            ACCOUNTS      MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Richard Schmidt        [--]         $                    [--]           $                    [--]          $
Austin Forey           [--]         $                    [--]           $                    [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Austin Forey                                         [--]

Richard Schmidt                                      [--]


ING JPMORGAN SMALL CAP EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                   OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF       TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
     MANAGER           ACCOUNTS     BILLIONS)            ACCOUNTS        BILLIONS)           ACCOUNTS      MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Chris T. Blum          [--]         $                    [--]            $                   [--]          $
Dennis Ruhl            [--]         $                    [--]            $                   [--]          $
Glenn Gawronski        [--]         $                    [--]            $                   [--]          $

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Chris T. Blum                                        [--]

Dennis Ruhl                                          [--]

Glenn Gawronski                                      [--]


ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                    OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO         OF           TOTAL ASSETS (IN     NUMBER OF       TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
      MANAGER          ACCOUNTS     BILLIONS)            ACCOUNTS        MILLIONS)           ACCOUNTS      BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Bradford L. Frishberg  [--]         $                    [--]            $                   [--]          $
Alan H. Gutmann        [--]         $                    [--]            $                   [--]          $
Glenn Gawronski        [--]         $                    [--]            $                   [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

     Responsibility for managing JPMorgan's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     JPMorgan may receive more compensation with respect to Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of Similar Accounts. This may create a potential conflict of interest for JPMorgan or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan manages accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

     JPMorgan has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

     Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transactions or custody costs, JPMorgan may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

     Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan so that fair and equitable allocation will occur over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     JPMorgan's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

     Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

     Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Bradford L. Frishberg                                [--]

Alan H. Gutmann                                      [--]

Glenn Gawronski                                      [--]


ING JULIUS BAER FOREIGN PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                   OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
    PORTFOLIO          OF           TOTAL ASSETS (IN     NUMBER OF       TOTAL ASSETS (IN    NUMBER OF     TOTAL ASSETS (IN
     MANAGER           ACCOUNTS     MILLIONS)            ACCOUNTS        MILLIONS)           ACCOUNTS      MILLIONS)+
-----------------------------------------------------------------------------------------------------------------------------
Rudolph-Riad Younes    [--]         $                    [--]            $                   [--]          $
Richard Pell           [--]         $                    [--]            $                   [--]          $



POTENTIAL CONFLICTS OF INTEREST


     Generally, JBIM does not recommend securities to clients that it buys or sells for itself. However, JBIM may recommend securities to clients that it may buy or sell, or which its affiliates or related persons may buy or sell, for accounts in which JBIM or its affiliates or related persons may have a beneficial interest. These types of accounts will be managed in the same manner as other accounts over which JBIM has discretion.

     JBIM and its affiliates have personal trading policies and procedures in place designed to monitor and protect the interests of their clients. JBIM has adopted a Code of Ethics, which include guidelines respecting transactions in securities recommended to its clients and clear rules governing employee personal trading and accounts. These rules are incorporated into JBIM's Employees Code of Ethics Manual, which is received and certified by each employee when they are hired, and on an annual basis thereafter. We also have procedures in place for both pre-trade and post-trade compliance. The Legal and Compliance Department receives copies of all confirms and quarterly/monthly statements for covered employees.

     On accounts as to which JBIM has investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature being affected for the investment advisory client until such client has completed his transaction. On accounts in which JBIM does not have investment discretion, JBIM will, and will require its employees to, refrain from engaging in any securities transactions of the nature recommended to the investment advisory client for a reasonable period after making the recommendation, taking into consideration the market conditions in the security, knowledge that the investment advisory client does not intend to follow the JBIM's recommendations, whichever shall occur first, or in the event the client accepts JBIM's recommendation, until the client's transaction is completed.

     In any event, JBIM personnel are prohibited from buying or selling securities which are recommended to its clients (a) where such purchase or sale would affect the market price of such securities, or (b) where such purchase or sale is made in anticipation of the effect of such recommendation on the market price. JBIM cannot effectively impose restrictions on security transactions by affiliated persons of JBIM who are not employed by JBIM.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The combination of our corporate culture and highly competitive salary/bonus structure is the primary reason for the low turnover of professionals in our firm. Each member is paid a highly competitive base salary with the opportunity to earn an unlimited bonus based upon contribution to the team, organizational profitability and strategy performance. Beyond this structure and our generous benefits package, two programs exist to promote long-term employee commitment and foster coherence of the various entities within the Julius Baer Group. The Julius Baer Group's compensation/incentive programs are as follows: a long-term retirement plan and a confidential long-term stock option incentive plan.

     In May 2004, JBIM took steps to ensure continuity within the business line. The firm initiated a change to the legal structure from a corporation to a limited liability company, which allows key personnel to participate directly in the business. This structure aligns the long-term economic interests of key employees with those of the company as well as provides economic disincentives for key employees to depart.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Rudolph-Riad Younes                                  [--]

Richard Pell                                         [--]


ING LEGG MASON VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                   OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
     PORTFOLIO         OF           TOTAL ASSETS (IN     NUMBER OF       TOTAL ASSETS (IN    NUMBER OF
      MANAGER          ACCOUNTS     BILLIONS)            ACCOUNTS        BILLIONS)           ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Mary Chris Gay         [--]         $                    [--]*           $                   [--]          $



* [--] of the [--] accounts receives a performance-based fee. As of December 31, 2005, the account that receives a performance-based fee had total assets of $[ ].

POTENTIAL CONFLICTS OF INTEREST

     The fact that the portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment adviser may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

     In the opinion of the investment adviser for the Portfolio, the portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the portfolio manager's contribution to the investment adviser's research process, and trends in industry compensation levels and practices.


     The portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Mary Chris Gay                                       [--]


ING LIMITED MATURITY BOND PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                                   OTHER ACCTS
                       ------------------------------------------------------------------------------------------------------
                       NUMBER
   PORTFOLIO           OF                                NUMBER OF                           NUMBER OF
    MANAGER            ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
James B. Kauffmann     [--]         $                    [--]           $                    [--]          $

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

     While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

     Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

     A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

     ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

         A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three-year periods and year-to-date net cash flow (ex market movement) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio managers earning $125,000 or more in base salary compensation may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.


     The Sub-Adviser participates in ING's Pension and Retirement Plans, which do not discriminate in favor of portfolio managers or a group of employees that includes portfolio managers and are available generally to all salaried employees.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James B. Kauffmann                                   [--]


ING LORD ABBETT AFFILIATED PORTFOLIO


OTHER MANAGED ACCOUNTS

     As stated in the Prospectus, Lord Abbett uses a team of investment advisers and analysts acting together to manage the investments of the Portfolio.

     Eli M. Salzmann and Sholom Dinsky head the team of the ING Lord Abbett Affiliated Portfolio team and are primarily and jointly responsible for the day-to-day management of the Portfolio.

     The following table indicates for the Portfolio as of December 31, 2005:
(1) the number of other accounts managed by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans+ (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries++ unaffiliated with Lord Abbett. (The data shown below are approximate.)

----------
+ "Retirement and Benefit Plans" include qualified and nonqualified retirement plans, deferred compensation plans and certain other employer sponsored retirement, savings or benefit plans, excluding Individual Retirement Accounts.


          ++ "Financial Intermediaries" include broker-dealers, registered investment advisers, banks, trust companies, certified financial planners, third-party administrators, recordkeepers, trustees,

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                       REGISTERED INVESTMENT             OTHER POOLED
                       COMPANIES                         INVESTMENT VEHICLES                         OTHER ACCTS*
                       ------------------------------------------------------------------------------------------------------
                       NUMBER                            NUMBER         TOTAL                NUMBER
                       OF           TOTAL ASSETS         OF             ASSETS (IN           OF            TOTAL ASSETS
PORTFOLIO MANAGER      ACCOUNTS     (IN MILLIONS)        ACCOUNTS       MILLIONS)            ACCOUNTS      (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
Eli M. Salzmann        [--]         $                    [--]           $                    [--]*         $*

Sholom Dinsky          [--]         $                    [--]           $                    [--]*         $*



     * Included in the number of accounts and total assets is [--] account with respect to which the management fee is based on the performance of the account; such account totals approximately $[--] million in total assets.

POTENTIAL CONFLICTS OF INTEREST

Conflicts of interest may arise in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Portfolio and other accounts with similar investment objectives and policies. An investment adviser potentially could use information concerning the Portfolio's transactions to the advantage of other accounts and to the detriment of the Portfolio. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Portfolio. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment advisers' management of the investments of the Portfolio and the investments of the other accounts referenced in the table above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     Lord Abbett compensates its investment advisers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment adviser's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment adviser's investment results and style consistency, the dispersion among portfolios with similar objectives, the risk taken to achieve the portfolio returns, and similar factors. Investment results are evaluated based on an assessment of the investment adviser's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the investment adviser's assets under management, the revenues generated by those assets, or the profitability of the investment adviser's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment advisers on the impact their portfolio's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an investment adviser's profit-sharing account are based on a percentage of the investment adviser's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table indicates for the Portfolio the dollar range of shares beneficially owned by each investment adviser who is primarily and/or jointly responsible for the day-to-day management of that Portfolio, as of December 31, 2005. This table includes the value of shares beneficially owned by such investment adviser through 401(k) plans and certain other plans or accounts, if any.



                                           DOLLAR RANGE OF
PORTFOLIO MANAGER                   PORTFOLIO SHARES OWNED
-----------------                   ----------------------
Eli M. Salzmann                     [--]

Sholom Dinsky                       [--]


ING MARSICO GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                   OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                 NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS      TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Thomas F. Marsico     [--]          $                    [--]           $                    [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the ING Marsico Growth Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marciso's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marciso.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Thomas F. Marsico                                    [--]


ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                    OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
     PORTFOLIO        OF                                 NUMBER OF                           NUMBER OF
      MANAGER         ACCOUNTS      TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
James G. Gendelman    [--]          $                    [--]           $                    [--]          $

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the Marsico Growth, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for one portfolio and not for another portfolio at different times. Consequently, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

     Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account that another. Marciso's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary fund guidelines, the allocation of securities and compliance with its Code of Ethics.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the portfolio manager's compensation consists of a base salary (reevaluated at least annually) and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period and (2) individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis and other factors.

     In addition to his salary and bonus, the portfolio manager may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James G. Gendelman                                   [--]


ING MERCURY LARGE CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                   OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                 NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS      TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.   [--]          $                    [--]           $                    [--]          $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

         COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

         BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

         PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

         CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

         STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

         OTHER BENEFITS


     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Robert C. Doll, Jr.                                  [--]

ING MERCURY LARGE CAP VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                   OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
  PORTFOLIO           OF                                 NUMBER OF                           NUMBER OF
   MANAGER            ACCOUNTS      TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Robert C. Doll        [--]          $                    [--]           $                    [--]          $



None of the accounts managed are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-today portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Portfolios and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance-based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

     To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Merrill Lynch Investment Manager ("MLIM") Portfolio Manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

         COMPENSATION PROGRAM

     The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the portfolios that they manage.

         BASE SALARY

     Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

         PERFORMANCE-BASED COMPENSATION

     MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

     To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of CLIENT FOCUS, RESPECT FOR THE INDIVIDUAL, TEAMWORK, RESPONSIBLE CITIZENSHIP and INTEGRITY. All factors are considered collectively by MLIM management.

         CASH BONUS

     Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

         STOCK BONUS

     A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

     The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

     Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

         OTHER BENEFITS

     Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Robert C. Doll                                       [--]


ING MFS MID CAP GROWTH PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                    OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                 NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS      TOTAL ASSETS *       ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
David E. Sette-Ducati [--]          $                    [--]           $                    [--]          $

Eric B. Fischman      [--]          $                    [--]           $                    [--]          $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
David E. Sette-Ducati                                [--]

Eric B. Fischman                                     [--]


ING MFS TOTAL RETURN PORTFOLIO


OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                    OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                 NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS      TOTAL ASSETS*        ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Brooks Taylor         [--]          $                    [--]           $                    [--]          $

Kenneth J. Enright    [--]          $                    [--]           $                    [--]          $

Steven R. Gorham      [--]          $                    [--]           $                    [--]          $

Michael W. Roberge    [--]          $                    [--]           $                    [--]          $

William J. Adams      [--]          $                    [--]           $                    [--]          $

William P. Douglas    [--]          $                    [--]           $                    [--]          $

Alan T. Langsner      [--]          $                    [--]           $                    [--]          $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

     - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

     - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brooks Taylor                                        [--]

Kenneth J. Enright                                   [--]

Steven R. Gorham                                     [--]

Michael W. Roberge                                   [--]

William J. Adams                                     [--]

William P. Douglas                                   [--]

Alan T. Langsner                                     [--]


ING MFS UTILITIES PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT              OTHER POOLED INVESTMENT
                      COMPANIES                          VEHICLES                                    OTHER ACCTS
                      -------------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                 NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS      TOTAL ASSETS *       ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Maura A. Shaughnessy  [--]          $                    [--]           $                    [--]          $

Robert D. Parsons     [--]          $                    [--]           $                    [--]          $


* Includes the Portfolio

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances, there may be securities which are suitable for the portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought and sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when on or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

     MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable of limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio - for instance, those that pay a higher advisory fee and/or have a performance fee.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager total cash compensation is a combination of base and performance bonus:

     BASE SALARY - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

     PERFORMANCE BONUS - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

         - The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to the portfolio performance over a three-year period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served shorter periods).

         - The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Maura A. Shaughnessy                                 [--]
Robert D. Parsons                                    [--]


ING OPPENHEIMER MAIN STREET PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                   COMPANIES                   VEHICLES                            OTHER ACCTS
                   ------------------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
    MANAGER        ACCOUNTS  MILLIONS)         ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
-------------------------------------------------------------------------------------------------------
Nikolaos Monoyios  [--]      $                 [--]       $                 [--]       $
Marc Reinganum     [--]      $                 [--]       $                 [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     As indicated above, each of the portfolio managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by OppenheimerFunds, Inc. have the same management fee. If the management fee structure of another fund or account is more advantageous to OppenheimerFunds, Inc. than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund or account. However, OppenheimerFunds, Inc.'s compliance procedures and Code of Ethics recognize its fiduciary obligations to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of the Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of the Portfolio.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     The Portfolio's portfolio managers are employed and compensated by OppenheimerFunds, Inc., not the Portfolio. Under OppenheimerFunds, Inc.'s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OppenheimerFunds, Inc. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. OppenheimerFunds, Inc.'s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 200[--], each portfolio manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OppenheimerFunds, Inc.'s holding company parent. Senior portfolio managers may also be eligible to participate in the OppenheimerFunds, Inc.'s deferred compensation plan.


     The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OppenheimerFunds, Inc. attract and retain talent. The annual discretionary bonus is determined by senior management of the OppenheimerFunds, Inc. and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the fund is Lipper Large Cap Core Funds Index. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers' compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the portfolio managers. The compensation structure of the other funds managed by the portfolio managers is the same as the compensation structure of the Portfolio, described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE OF
PORTFOLIO MANAGER                           FUND SHARES OWNED
-----------------                           -----------------
Nikolaos Monoyios                           [--]
Marc Reinganum                              [--]


ING PIMCO CORE BOND PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                   COMPANIES               VEHICLES                         OTHER ACCTS
                   ----------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF                      NUMBER OF                NUMBER OF
    MANAGER        ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
-----------------------------------------------------------------------------------------------
Pasi Hamalainen    [--]      $             [--]       $             [--]       $



POTENTIAL CONFLICTS OF INTEREST


     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advice certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

     Final award amounts are determined by PIMCO Compensation Committee.

     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Pasi Hamaleinen                                      [--]


ING PIMCO HIGH YIELD BOND PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                    REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                    COMPANIES               VEHICLES                         OTHER ACCTS
                    ----------------------------------------------------------------------------
                    NUMBER
   PORTFOLIO        OF                      NUMBER OF                NUMBER OF
    MANAGER         ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
------------------------------------------------------------------------------------------------
Raymond G. Kennedy  [--]      $             [--]       $             [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investment of the Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolio, track the same index as the Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

     KNOWLEDGE AND TIMING OF PORTFOLIO TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Portfolio. Because of their positions with the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advice certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with PIMCO's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to PIMCO. The compensation of portfolio managers consists of a base salary, a bonus and may include a retention bonus. The portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers.

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;
     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
     - Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
     -    Contributions to asset retention, gathering and client satisfaction;
     -    Contributions to mentoring, coaching and/or supervising; and
     -    Personal growth and skills added.

     Final award amounts are determined by PIMCO Compensation Committee.

     RENTENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI") and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio mangers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to PIMCO and the Bonus Factors. Under his employment agreement, William Goss receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessory holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Goss received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged from Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

         Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Raymond G. Kennedy                                   [--]


ING PIONEER FUND PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
John A. Carey         [--]      $             [--]       $             [--]        $
Walter Hunnewell, Jr. [--]      $             [--]       $             [--]        $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation Structure of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.
     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).
     - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
     - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
John A. Carey                                        [--]
Walter Hunnewell, Jr.                                [--]

ING PIONEER MID CAP VALUE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
J. Rodman Wright      [--]      $             [--]       $             [--]        $
Sean Gavin            [--]      $             [--]       $             [--]        $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST


     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

     - A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering.
     - A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.
     - A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.
     - A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.
     - If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Pioneer has adopted a system of compensation for portfolio managers and seeks to align the financial interests of the portfolio managers with both those of shareholders of the accounts the portfolio managers manage, through incentive payments based in part on the relative investment performance of those funds, and also Pioneer through incentive payments based in part on Pioneer's financial performance. Pioneer's compensation arrangements with its portfolio managers are determined on the basis of the portfolio manager's overall services to Pioneer and its affiliates and not on the basis of specific funds or accounts managed by the portfolio manager. The compensation program for all Pioneer portfolio managers includes a base salary (determined by the rank and tenure of the employee) and an annual bonus program, as well as customary benefits that are offered generally to all full-time employees. Base compensation is fixed and normally reevaluated on an annual basis. Pioneer seeks to set base compensation at market rates, taking into account the experience and responsibilities of the portfolio manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Pioneer and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. The annual bonus is based upon a combination of the following factors:

     - Quantitative Investment Performance. The quantitative investment performance calculation is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-year period (20% weighting) and four-year period (80% weighting), measured for periods ending on December 31. The account is ranked against its peer group universe (60%) and a broad-based securities market index (40%).
     - Qualitative Performance. The qualitative performance component includes specific objectives that are mutually established and evaluated by each portfolio manager and management.
     - Company Results and Business Line Results. Company results and business/division line results affect a portfolio manager's actual bonus by a leverage factor of plus or minus (+/-) a predetermined percentage.

     Certain portfolio managers participate in an incentive plan whereby senior executives or other key employees are granted options in stock of Pioneer Global Asset Management S.p.A., an affiliate of Pioneer, at the then fair value of the underlying stock. These options are generally exercisable within three years.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    ------------------
J. Rodman Wright                                     [--]
Sean Gavin                                           [--]

ING SALOMON BROTHERS ALL CAP PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                   COMPANIES                   VEHICLES                            OTHER ACCTS
                   ------------------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
    MANAGER        ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)         ACCOUNTS   BILLIONS)
-------------------------------------------------------------------------------------------------------
John G. Goode      [--]      $                 [--]       $                 [--]       $
Peter J. Hable     [--]      $                 [--]       $                 [--]       $


None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     Potential conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

     The investment adviser and the fund(s) have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the investment adviser and the individuals that it employs. For example, CAM seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. CAM has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by CAM and the fund(s) will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

     These potential conflicts include:


     ALLOCATION OF LIMITED TIME AND ATTENTION. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

     PURSUIT OF DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.


     SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.


     VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.


     RELATED BUSINESS OPPORTUNITIES. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment adviser and its affiliates.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.


     CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending on the effect that the team's investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment advisers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.


     Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
John G. Goode                                        [--]
Peter J. Hable                                       [--]






ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
Stephen W. Boesel     [--]      $             [--]       $             [--]        $



POTENTIAL CONFLICTS OF INTEREST


     We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

     T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Stephen W. Boesel                                    [--]


ING T. ROWE EQUITY INCOME PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
Brian C. Rogers       [--]      $             [--]       $             [--]         $



POTENTIAL CONFLICTS OF INTEREST


     We are not aware of any material conflicts of interest that may arise in connection with the portfolio manager's management of the Portfolio's investments and the investments of the other accounts.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for the Portfolio based on the investment objective, policies, practices and other relevant investment considerations that the managers believe are applicable to the Portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under "Compensation Structure of Portfolio Managers", our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.


     T. Rowe Price has developed written trade allocation guidelines for its Trading Desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net price of the securities for each participating client orders depending upon the market involved. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimum positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER


     Portfolio manager compensation consists primarily of a base salary, a cash bonus and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five- and ten-year periods is the most important input. We evaluate performance in absolute, relative and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (i.e., S&P 500 Index) and an applicable Lipper Index (i.e., Large Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in the Portfolio's assets due to the purchase or sale of Portfolio shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts and being good corporate citizens are important components of our long-term success and are highly valued.

     All employees at T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rower Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brian C. Rogers                                      [--]



ING TEMPLETON GLOBAL GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.

                      REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES   OTHER ACCTS
                      ----------------------------------------------------------------------------------------------
   PORTFOLIO          NUMBER OF  TOTAL ASSETS           NUMBER OF   TOTAL ASSETS         NUMBER OF  TOTAL ASSETS
    MANAGER           ACCOUNTS   (IN BILLIONS)(1)       ACCOUNTS   (IN BILLIONS)(1)      ACCOUNTS   (IN BILLIONS)(1)
-------------------------------------------------------------------------------------------------------------------
Murdo Murchison       [--]       $                      [--]        $                     [--]       $
Jeffrey A. Everett    [--]       $                      [--]        $                     [--]       $
Lisa F. Myers         [--]       $                      [--]        $                     [--]       $



     (1) Assets noted represent the total net assets of registered investment companies, other pooled investment vehicles or other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

POTENTIAL CONFLICTS OF INTEREST

         The management of multiple funds, including the Portfolio, and accounts may give rise to potential conflicts of interest if the Portfolio and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Portfolio. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

         The separate management of the trade execution and valuation functions from the Portfolio management process also helps to reduce potential conflicts of interests. However, securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

         The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager's marketing or sales efforts and his or her bonus. Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that the Fund's Code of Ethics will adequately address such conflicts.

     The manager and the Fund have adopted certain compliance procedures that are designed to address these and other types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

         The Sub-Adviser seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY.  Each portfolio manager is paid a base salary.

ANNUAL BONUS. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (35% to 50%). The deferred equity based compensation is intended to build a vested interest of the portfolio manager in Franklin Resources. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance which aligns the financial incentives of the portfolio manager and Fund shareholders. The following factors are generally used in determining bonuses under the plan:

               - Investment Performance: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

               - Research: Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

               - Non-Investment Performance: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

               - Responsibilities: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION. Portfolio managers may also be awarded options to purchase common shares of Franklin Resources stock, restricted shares of Franklin Resources stock or restricted shares of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent. Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005 including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                           DOLLAR RANGE OF
         PORTFOLIO MANAGER                 PORTFOLIO SHARES OWNED
         -----------------                 -----------------------
         Murdo Murchison                   [--]
         Jeffrey A. Everett                [--]
         Lisa F. Myers                     [--]



ING UBS U.S. ALLOCATION PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                   COMPANIES                   VEHICLES                            OTHER ACCTS
                   ------------------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
    MANAGER        ACCOUNTS  MILLIONS)         ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
-------------------------------------------------------------------------------------------------------
Brian D. Singer    [--]      $                 [--]       $                 [--]       $

*approximately includes model for wrap accounts

None of the accounts managed are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

     The portfolio management team manages accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The number of model portfolios under management may change from time to time. The team manages accounts to their respective models, including where possible, those accounts that have specific investment restrictions. There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     The portfolio managers receive a base salary and incentive compensation based on their personal performance.

     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

          - Competitive salary, benchmarked to maintain competitive compensation opportunities.

          - Annual bonus, tied to individual contributions and investment performance.

          - UBS equity awards, promoting company-wide success and employee retention.

          - Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

     BASE SALARY is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

     ANNUAL BONUSES are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

     UBS AG EQUITY. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.
     Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

     PARTNERSHIP INCENTIVE PROGRAM (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Brian D. Singer                                      [--]



ING VAN KAMPEN EQUITY GROWTH PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                   COMPANIES                   VEHICLES                            OTHER ACCTS
                   ------------------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
    MANAGER        ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)         ACCOUNTS   BILLIONS)
-------------------------------------------------------------------------------------------------------
Dennis Lynch       [--]      $                 [--]       $                 [--]       $
David Cohen        [--]      $                 [--]       $                 [--]       $
Sam Chainani       [--]      $                 [--]       $                 [--]       $



POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Dennis Lynch                                         [--]
David Cohen                                          [--]
Sam Chainani                                         [--]


ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                   REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                   COMPANIES                   VEHICLES                            OTHER ACCTS
                   ------------------------------------------------------------------------------------
                   NUMBER
   PORTFOLIO       OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
    MANAGER        ACCOUNTS  MILLIONS)         ACCOUNTS   MILLIONS)         ACCOUNTS   MILLIONS)
-------------------------------------------------------------------------------------------------------
Hassan Elmasry     [--]      $                 [--]       $                 [--]       $
Paras Dodhia       [--]      $                 [--]       $                 [--]       $
Ewa Borowska       [--]      $                 [--]       $                 [--]       $
Michael Allison    [--]      $                 [--]       $                 [--]       $
Jayson Vowles      [--]      $                 [--]       $                 [--]       $



POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Hassan Elmasry                                       [--]
Paras Dodhia                                         [--]
Ewa Borowska                                         [--]
Michael Allison                                      [--]
Jayson Vowles                                        [--]


ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
James A. Gilligan     [--]      $             [--]       $             [--]        $
Thomas Bastian        [--]      $             [--]       $             [--]        $
Sergio Marcheli       [--]      $             [--]       $             [--]        $
James O. Roeder       [--]      $             [--]       $             [--]        $
Vincent V. Vizachero  [--]      $             [--]       $             [--]        $



POTENTIAL CONFLICTS OF INTEREST


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
James A. Gilligan                                    [--]
Thomas Bastian                                       [--]
Sergio Marcheli                                      [--]
James O. Roeder                                      [--]
Vincent Vizachero                                    [--]


ING VAN KAMPEN REAL ESTATE PORTFOLIO


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                      COMPANIES               VEHICLES                         OTHER ACCTS
                      ----------------------------------------------------------------------------
                      NUMBER
   PORTFOLIO          OF                      NUMBER OF                NUMBER OF
    MANAGER           ACCOUNTS  TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS  ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
Theodore R. Bigman    [--]      $             [--]       $             [--]        $


The portfolio manager manages 3 accounts with a total of $281 million with performance-based fees.


POTENTIAL CONFLICTS OF INTEREST


Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it received from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The adviser had adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

          -    Cash Bonus;

          - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;


          - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;


          - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Adviser or its affiliates; and

          - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

          - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods;

          - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager;

          -    Contribution to the business objectives of the Adviser;

          -    The dollar amount of assets managed by the portfolio manager;

          -    Market compensation survey research by independent third parties;

          - Other qualitative factors, such as contributions to client objectives; and

          - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

     Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above. PORTFOLIO


PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.


                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Theodore R. Bigman                                   [--]


ING VP INDEX PLUS INTERNATIIONAL EQUITY PORTFOLIO


OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                      REGISTERED INVESTMENT       OTHER POOLED
                            COMPANIES         INVESTMENT VEHICLES            OTHER ACCTS
                      -----------------------------------------------------------------------
                       NUMBER                    NUMBER                  NUMBER
                         OF         TOTAL          OF        TOTAL        OF         TOTAL
PORTFOLIO MANAGER     ACCOUNTS     ASSETS       ACCOUNTS    ASSETS      ACCOUNTS    ASSETS
---------------------------------------------------------------------------------------------
    Carl Ghielen         [--]        $           [--]        $           [--]         $
    Martin Jansen        [--]        $           [--]        $           [--]         $



POTENTIAL CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the Portfolio and management of other accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, model portfolios used for wrap fee programs and hedge funds. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, ING IM has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

While ING IM does not monitor the specific amount of time that a portfolio manager spends on a single account, senior personnel periodically review the performance of portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Portfolio managers make investment decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that account. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one account and not another account. Generally, however, accounts in a particular product strategy with similar objectives are managed similarly. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account.

ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, ING IM attempts to mitigate any potential unfairness by basing non pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of ING IM so that fair and equitable allocation will occur over time.

A portfolio manager may manage an account which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Portfolio. ING IM has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolio on a fair and equitable basis over time.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Compensation consists of (a) base salary and (b) bonus, which is based on ING IM performance, 1 year pre-tax performance of mutual fund accounts the portfolio managers are primarily and jointly responsible for relative to peer universe performance and revenue growth of the funds they are responsible for.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the Lipper International Multi-Cap Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for mutual fund accounts managed by the team.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Carl Ghielen                                         [--]
Martin Jansen                                        [--]


ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO


OTHER MANAGED ACCOUNTS
         The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                            REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                            COMPANIES                   VEHICLES                            OTHER ACCTS
                            ------------------------------------------------------------------------------------
                            NUMBER
PORTFOLIO                   OF        TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN  NUMBER OF  TOTAL ASSETS (IN
MANAGER                     ACCOUNTS  BILLIONS)         ACCOUNTS   BILLIONS)         ACCOUNTS   BILLIONS)
----------------------------------------------------------------------------------------------------------------
Robert J. Costomiris, CFA   [--]      $                 [--]       $                 [--]       $



POTENTIAL CONFLICTS OF INTEREST

         As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

         Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

         Wells Capital Management as an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

         Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

         Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

         Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                            DOLLAR RANGE
PORTFOLIO MANAGER                           OF PORTFOLIO SHARES OWNED
-----------------                           -------------------------
Robert J. Costomiris, CFA                   [--]



ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO

OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005:



                          REGISTERED INVESTMENT            OTHER POOLED
                                COMPANIES               INVESTMENT VEHICLES             OTHER ACCTS
                       -------------------------------------------------------------------------------------
                         NUMBER                         NUMBER                       NUMBER
                           OF           TOTAL            OF             TOTAL          OF           TOTAL
PORTFOLIO MANAGER       ACCOUNTS        ASSETS         ACCOUNTS         ASSETS      ACCOUNTS        ASSETS
------------------------------------------------------------------------------------------------------------
Robert Costomiris         [--]            $              [--]            $          [--]            $



POTENTIAL CONFLICTS OF INTEREST

         As an investment adviser, Wells Capital Management has fiduciary responsibilities to act in the best interests of its clients. Such duties include: (1) reasonable and independent basis for its investment advice; (2) seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives; and (3) refraining from engaging in personal securities transactions inconsistent with client interests.

         Wells Capital Management's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

         Wells Capital Management has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

         Wells Capital Management has a comprehensive and competitive compensation program. We use annual surveys to reassess salary points, bonuses and deferred compensation.

         Compensation for portfolio managers is geared toward relative investment performance within acceptable risk parameters and may reflect net asset changes. Research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. We custom-tailor personal scorecards to measure positive contributions to relative investment results. We preset ranges so incentive opportunities are known and measured continually.

         Talented investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients, and provides direct participation in the growth and success of the company and its clients.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.



                                    DOLLAR RANGE OF
PORTFOLIO MANAGER                   FUND SHARES OWNED
-----------------                   -----------------
Robert J. Costomiris, CFA           [--]


                          EXPENSE LIMITATION AGREEMENT


     DSI has entered into an expense limitation agreement with the Portfolios listed below pursuant to which DSI has agreed to waive or limit its fees. In connection with this agreement, DSI will assume other expenses so that the total annual ordinary operating expenses of these Portfolios (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of DSI) do not exceed the limits set forth below of the Portfolio's average daily net assets, subject to possible recoupment by the Manager within three years.



                              PORTFOLIO                            ADV CLASS
              ----------------------------------------------------------------
              ING Equities Plus Portfolio                            1.00%
              ING FMR(SM) Earnings Growth Portfolio                  1.35%
              ING FMR(SM) Small Cap Equity Portfolio                 1.60%
              ING Global Real Estate Portfolio                       1.60%
              ING Goldman Sachs Tollkeeper Portfolio(SM)             1.75%
              ING JPMorgan Value Opportunities Portfolio             1.13%
              ING Marsico International Opportunities Portfolio      1.28%
              ING MFS Utilities Portfolio                            1.40%
              ING Pioneer Fund Portfolio                             1.31%
              ING Pioneer Mid Cap Value Portfolio                    1.25%
              ING VP Index Plus International Equity Portfolio       1.15%
              ING Wells Fargo Small Cap Disciplined Portfolio        1.47%

     The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007 for Equities Plus, FMR(SM) Small Cap Equity, Global Real Estate, Goldman Sachs Tollkeeper(SM), MFS Utilities, VP Index Plus International Equity, and Wells Fargo Small Cap Disciplined. The expense limitations for FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities and Pioneer Mid CapValue shall continue through September 23, 2007. These Portfolios' expense limitation agreement is contractual and shall renew automatically for one-year terms unless DSI provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Trust, without payment of any penalty, upon ninety (90) days' prior notice to DSI at its principal place of business. Pursuant to a side agreement effective September 23, 2005, DSI has effected an expense limit for Pioneer Fund through September 23, 2007. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if DSI elects to renew it.

     Further, the Manager has voluntarily agreed to waive its rights to recoupment under Section 2 of the Expense Limitation Agreement between DSI and the Trust, dated January 1, 2005, for the ADV Class shares of Goldman Sachs Tollkeeper. DSI waives its rights to recoupment for the period from January 1, 2005 through December 31, 2005.

                                  ADMINISTRATOR

     ING Funds Services ("Administrator") serves as Administrator for Equities Plus, FMR(SM) Earnings Growth, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios pursuant to the administration agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, and VP Index Plus Portfolios except for those services performed by the Adviser under the Management Agreement, the Sub-Advisers under the respective sub-advisory agreements, if applicable, the custodian for the FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios from time to time. The Administrator acts as a liaison among these service providers to FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. ING Funds Services also furnishes FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions.

     The administration agreement with ING Funds Services may be cancelled by the Trust on behalf of a Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.

     During periods when FMR(SM) Earnings Growth, JPMorgan Value Opportunities, Marsico International Opportunities, and MFS Utilities Portfolios invest directly in investment securities, each pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. The Administrator is a wholly-owned subsidiary of ING Groep and the immediate parent company of the Adviser.

     The Administrator did not receive any fees on behalf of Equities Plus, FMR Small Cap Equity, Franklin Income, Global Real Estate, JPMorgan Value Opportunities, Marsico International Opportunities, MFS Utilities, Quantitative Small Cap Value, VP Index Plus International, and Wells Fargo Small Cap Disciplined Portfolios because these Portfolios had not commenced operations as of the fiscal year ended December 31, 2004.

                          DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolios' distributor and principal underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Adviser to the Trust and therefore is an affiliate to the Trust.


     The Trustees have classified shares of each of the Portfolios into four classes: Institutional Class ("Class I") shares; Service Class ("Class S") shares; Service 2 Class ("Service 2") shares; and Adviser Class ("ADV Class"). Only ADV Class shares are offered through this SAI.

     Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation;
(b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least [May 1, 2007], but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.

SHAREHOLDER SERVICE AND DISTRIBUTION PLAN

     The Trust has adopted a Shareholder Service and Distribution Plan (the "Plan") for the ADV Class shares dated May 29, 2003. Under the Plan the Trust may pay to DSI a shareholder service fee (the "Service Fee") at the rate of 0.25%, on an annualized basis, of the average daily net assets of the Fund's ADV Class shares. The Service Fee may be used to pay for shareholder services provided to the Portfolios. The Plan provides that the ADV Class shares of the Portfolios shall pay a distribution fee (the "Distribution Fee") for distribution services, including payments to DSI, at annual rates not to exceed 0.50% of the average daily net assets of such Portfolios for distribution services. The Plan permits the Portfolios to pay marketing and other fees to support the sale and distribution of the ADV Class shares of the Portfolios and for shareholder services provided by securities dealers (including DSI) and other financial intermediaries and plan administrators ("financial service firms").

     Since the Service Fees and Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses).

     Shareholder services payable under the Plan include, but are not limited to, the following costs: (a) answering investor inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; (b) assisting shareholders in designating or changing account designations and addresses; (c) providing necessary personnel and facilities to establish and maintain shareholder accounts and records; (d) assisting in processing purchase and redemption transactions; (e) arranging for the wiring of funds; (f) transmitting and receive funds in connection with customer orders to purchase or redeem shares; (g) verifying and guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (h) furnishing quarterly and year-end statements and confirmations of purchases and redemptions; (i) transmitting on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; (j) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Portfolios; (k) generating confirming statements; (l) providing administrative and other services to plan administrators; and (m) providing such other related services as the Funds or a shareholder may request. DSI may subcontract with other parties for the provision of shareholder, plan sponsor or plan participant support services.

     Distribution expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners or plan participants; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the ADV Class shares of the Portfolios (d) obtaining information and providing explanations to variable contract owners or plan participants regarding the Portfolios' investment objectives and policies and other information about the Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Portfolios' accounts; (h) providing services to plan administrators; and (i) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose.

     The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Portfolios without the approval of a majority of the outstanding shares of each of the Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the Portfolios. These anticipated benefits include increased promotion and distribution of the Portfolios' shares, an enhancement in the Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Portfolios.


     Because only the ADV Class shares of ING FMR(SM) Earnings Growth Portfolio, JPMorgan Small Cap Equity, Legg Mason Value, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income Portfolios had commenced operations as of December 31, 2005, payments under the Plan had not been made for the other Portfolios.


     SHAREHOLDER SERVICE FEES


       PORTFOLIOS                                                 DISTRIBUTION FEES
       --------------------------------------------------------------------------------------
       ING FMR(SM) EARNINGS GROWTH PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       JPMORGAN SMALL CAP EQUITY PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING LEGG MASON VALUE PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MARSICO GROWTH PORTFOLIO
       Advertising                                                 $
       Printing                                                    $

       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MERCURY LARGE CAP GROWTH PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING MFS TOTAL RETURN PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
       Advertising                                                 $
       Printing                                                    $
       Salaries & Commissions                                      $
       Broker Servicing                                            $
       Miscellaneous                                               $
       Total                                                       $

       PORTFOLIOS                                                  SERVICE FEES
       ----------------------------------------------------------------------------
       ING JPMorgan Small Cap Equity Portfolio                     $
       ING Legg Mason Value Portfolio                              $
       ING Marsico Growth Portfolio                                $
       ING Mercury Large Cap Growth                                $
       ING MFS Total Return Portfolio                              $
       ING T. Rowe Price Capital Appreciation Portfolio            $
       ING T. Rowe Price Equity Income Portfolio                   $
       ING Van Kampen Growth and Income Portfolio                  $


                                 CODE OF ETHICS


     The Portfolios' Board, DSI, as Adviser, the Sub-Advisers and the Distributor have adopted a Code of Ethics or written supervisory procedures ("Codes") in accordance with Rule 17j-1 under the 1940 Act. governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer his or her designee and to report all transactions on a regular basis. The Sub-Advisers have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.


               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES


     Each Portfolio is required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Portfolio posts their portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (E.G. the Portfolios will post the quarter-ending June 30 holdings on August 1).

     Each Portfolio also compiles a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions on an as-needed basis;

     - To financial printers for the purpose of preparing the Portfolios' regulatory filings on an as-needed basis;

     - For the purpose of due diligence regarding a merger or acquisition on an as-needed basis;

     - To a new adviser or portfolio manager prior to the commencement of its management of the Portfolios on an as-needed basis;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;

     - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Portfolios on an as-needed basis;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders, on an as-needed basis;

     In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' Adviser, its investment adviser, the Portfolios' Sub-Adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.


     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                                               TIME LAG BETWEEN
                                                                                             DATE OF INFORMATION
                                                                                             AND DATE INFORMATION
                PARTY                           PURPOSE                         FREQUENCY           RELEASED
     --------------------------------------------------------------------------------------------------------------
     Institutional Shareholder    Proxy Voting & Class Action Services      Daily              None
     Services, Inc.

     Charles River Development    Compliance                                Daily              None


     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


                             PROXY VOTING PROCEDURES


     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Management Agreement of Sub-Advisory Agreements authorize DSI or a Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreements, DSI or each Sub-Adviser determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or a Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, DSI or a Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. DSI or a Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not DSI or the Sub-Adviser.

     In selecting a broker-dealer, DSI or a Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. DSI or a Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided DSI or a Sub-Adviser makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), DSI or a Sub-Adviser may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to DSI or a Sub-Adviser commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment advisers to receive research services from broker-dealers that execute portfolio transactions for the clients of the manager. This research can assist an investment adviser in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, DSI or a Sub-Adviser may receive research services from broker-dealers with which DSI or a Sub-Adviser places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and DSI or a Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to DSI or sub-advisory fee paid to a Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to DSI or the Sub-Advisers in advising a Portfolio and other clients, although not all of the research services received by DSI or the Sub-Advisers will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by DSI or a Sub-Adviser for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by DSI or a Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep or DSI or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


     Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.


     Some securities considered for investment by a Portfolio may also be appropriate for their clients served by DSI or a Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by DSI or a Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and DSI or a Sub-Adviser's other clients in a manner deemed fair and reasonable by DSI or a Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by DSI or a Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.


     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Investment Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


     Because Equities Plus, FMR(SM) Small Cap Equity, Franklin Income, Global Real Estate and Quantitative Small Cap Value had not commenced operations as of December 31, 2005, the Portfolio have not paid brokerage commissions.

     For the fiscal years ended December 31, 2005, 2004, and 2003, each of the Portfolios listed below paid total brokerage commissions as follows:



          PORTFOLIO                                                      2005      2004           2003
          -----------------------------------------------------------------------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                 $      $ 3,322,364   $ 1,996,896
          ING Capital Guardian Small/Mid Cap Portfolio (1)               $      $   928,119   $   262,574
          ING Capital Guardian U.S. Equities Portfolio (1)               $      $   333,432   $   909,187
          ING Eagle Asset Capital Appreciation Portfolio                 $      $   164,754   $   276,406
          ING Evergreen Health Sciences Portfolio                        $      $    70,870           N/A
          ING Evergreen Omega Portfolio                                  $      $    10,781           N/A
          ING FMR(SM) Diversified Mid Cap Portfolio                      $      $   809,496   $   279,297
          ING FMR(SM) Earnings Growth Portfolio                          $              N/A           N/A
          ING Global Resources Portfolio (1)                             $      $ 1,385,184   $   541,231
          ING Goldman Sachs Tollkeeper(SM) Portfolio                     $      $   146,517   $    99,735
          ING International Portfolio                                    $      $   860,777   $   822,843
          ING Janus Contrarian Portfolio (1)                             $      $    73,094   $    74,219
          ING JPMorgan Emerging Markets Equity Portfolio (1)             $      $   709,071   $   434,661
          ING JPMorgan Small Cap Equity Portfolio                        $      $   319,381   $    62,916
          ING JPMorgan Value Opportunities Portfolio                     $              N/A           N/A

          ING Julius Baer Foreign Portfolio                              $      $   743,866   $   124,629
          ING Legg Mason Value Portfolio                                 $      $   387,874   $   222,015
          ING Limited Maturity Bond Portfolio                            $               --            --
          ING Lord Abbett Affiliated Portfolio                           $      $   253,234   $   193,516
          ING Marsico Growth Portfolio                                   $      $ 1,444,579   $ 1,666,706
          ING Marsico International Opportunities Portfolio              $              N/A           N/A
          ING Mercury Focus Value Portfolio                              $      $   253,299   $    87,034
          ING Mercury Large Cap Growth Portfolio                         $      $    45,380   $    31,964
          ING MFS Mid Cap Growth Portfolio                               $      $ 2,181,473   $ 2,154,230
          ING MFS Total Return Portfolio                                 $      $ 1,837,634   $ 1,203,208
          ING MFS Utilities Portfolio                                    $              N/A           N/A
          ING Oppenheimer Main Street Portfolio(R)                       $      $ 2,026,202   $ 2,437,676
          ING PIMCO Core Bond Portfolio                                  $      $   108,225   $    80,527
          ING PIMCO High Yield Portfolio                                 $      $    36,428           N/A
          ING Pioneer Fund Portfolio                                     $              N/A           N/A
          ING Pioneer Mid Cap Value Portfolio                            $              N/A           N/A
          ING Salomon Brothers All Cap Portfolio                         $      $   632,667   $   561,048
          ING T. Rowe Price Capital Appreciation Portfolio               $      $ 1,007,240   $   319,024
          ING T. Rowe Price Equity Income Portfolio                      $      $   553,324   $   440,278
          ING Templeton Global Growth Portfolio(1)                       $      $   237,274   $  440, 278
          ING UBS U.S. Allocation Portfolio (1)                          $      $    76,693   $   152,444
          ING Van Kampen Equity Growth Portfolio                         $      $   238,825   $    83,787
          ING Van Kampen Global Franchise Portfolio                      $      $    46,591   $    30,027
          ING Van Kampen Growth and Income Portfolio                     $      $   949,262   $ 1,093,782
          ING VP Index Plus International Equity Portfolio               $              N/A           N/A
          ING Van Kampen Real Estate Portfolio                           $      $   292,321            --
          ING Wells Fargo Mid Cap Disciplined(1) Portfolio               $      $ 1,086,333   $ 1,438,658
          ING Wells Fargo Small Cap Disciplined Portfolio                $              N/A           N/A



          (1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.

          (2) Because ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2005, commissions paid to certain brokers for research services are not available.

          For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:



                                                                        COMMISSIONS PAID ON TOTAL
          PORTFOLIO                                                     TRANSACTIONS FOR RESEARCH SERVICES
          ---------                                                     ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                             [--]
          ING Capital Guardian Small/Mid Cap Portfolio (1)                           [--]
          ING Capital Guardian U.S. Equities Portfolio (1)                           [--]
          ING Eagle Asset Capital Appreciation Portfolio (1)                         [--]
          ING Evergreen Health Sciences Portfolio                                    [--]
          ING Evergreen Omega Portfolio                                              [--]
          ING FMR(SM) Diversified Mid Cap Portfolio                                  [--]
          ING FMR(SM) Earnings Growth Portfolio (2)                                  [--]
          ING Global Resources Portfolio (1)                                         [--]
          ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                             [--]
          ING International Portfolio                                                [--]
          ING Janus Contrarian Portfolio (1)                                         [--]

          ING JPMorgan Emerging Markets Equity Portfolio (1)                         [--]
          ING JPMorgan Small Cap Equity Portfolio                                    [--]
          ING JPMorgan Value Opportunities Portfolio (2)                             [--]
          ING Julius Baer Foreign Portfolio                                          [--]
          ING Legg Mason Value Portfolio (1)                                         [--]
          ING Limited Maturity Bond Portfolio                                        [--]
          ING Liquid Assets Portfolio                                                [--]
          ING Lord Abbett Affiliated Portfolio                                       [--]
          ING Marsico Growth Portfolio                                               [--]
          ING Marsico International Opportunities Portfolio (2)                      [--]
          ING Mercury Large Cap Growth Portfolio(1)                                  [--]
          ING Mercury Large Cap Value Portfolio                                      [--]
          ING MFS Mid Cap Growth Portfolio                                           [--]
          ING MFS Total Return Portfolio                                             [--]
          ING MFS Utilities Portfolio (2)                                            [--]
          ING Oppenheimer Main Street Portfolio(R)(1)                                [--]
          ING PIMCO Core Bond Portfolio                                              [--]
          ING PIMCO High Yield Portfolio                                             [--]
          ING Pioneer Fund Portfolio (2)                                             [--]
          ING Pioneer Mid Cap Value Portfolio (2)                                    [--]
          ING Salomon Brothers All Cap Portfolio                                     [--]
          ING Stock Index Portfolio                                                  [--]
          ING T. Rowe Price Capital Appreciation Portfolio                           [--]
          ING T. Rowe Price Equity Income Portfolio                                  [--]
          ING Templeton Global Growth Portfolio                                      [--]
          ING UBS U.S. Allocation Portfolio (1)                                      [--]
          ING Van Kampen Equity Growth Portfolio                                     [--]
          ING Van Kampen Global Franchise Portfolio                                  [--]
          ING Van Kampen Growth and Income Portfolio                                 [--]
          ING VP Index Plus International Equity Portfolio                           [--]
          ING Van Kampen Real Estate Portfolio                                       [--]
          ING Wells Fargo Mid Cap Disciplined Portfolio                              [--]
          ING Wells Fargo Small Cap Disciplined Portfolio                            [--]



          For the fiscal year ended December 31, 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:



                                                                       COMMISSIONS PAID ON TOTAL
          PORTFOLIO                                               TRANSACTIONS FOR RESEARCH SERVICES
          ---------                                               ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                    $  217,250
          ING Capital Guardian Small/Mid Cap Portfolio (1)                          --
          ING Capital Guardian U.S. Equities Portfolio (1)                          --
          ING Eagle Asset Capital Appreciation Portfolio (1)                        --
          ING Evergreen Health Sciences Portfolio                           $    1,793
          ING Evergreen Omega Portfolio                                     $    2,294
          ING FMR(SM) Diversified Mid Cap Portfolio                         $    4,450
          ING FMR(SM) Earnings Growth Portfolio (2)                                N/A
          ING Global Resources Portfolio (1)                                $  266,033
          ING Goldman Sachs Tollkeeper(SM) Portfolio (1)                            --
          ING International Portfolio                                       $   98,939
          ING Janus Contrarian Portfolio (1)                                        --
          ING JPMorgan Emerging Markets Equity Portfolio (1)                        --
          ING JPMorgan Value Opportunities Portfolio (2)                           N/A
          ING JPMorgan Small Cap Equity Portfolio                                   --
          ING Julius Baer Foreign Portfolio                                 $   28,823
          ING Legg Mason Value Portfolio (1)                                $  171,979
          ING Limited Maturity Bond Portfolio                                       --
          ING Liquid Assets Portfolio                                               --

          ING Lord Abbett Affiliated Portfolio                              $   16,910
          ING Marsico Growth Portfolio                                      $   72,372
          ING Marsico International Opportunities Portfolio (2)                    N/A
          ING Mercury Large Cap Growth Portfolio (1)                        $    2,879
          ING Mercury Large Cap Value Portfolio                             $   23,983
          ING MFS Mid Cap Growth Portfolio                                          --
          ING MFS Total Return Portfolio                                            --
          ING MFS Utilities Portfolio (2)                                          N/A
          ING Oppenheimer Main Street Portfolio(R)(1)                       $    3,818
          ING PIMCO Core Bond Portfolio                                             --
          ING PIMCO High Yield Portfolio                                            --
          ING Pioneer Fund Portfolio (2)                                           N/A
          ING Pioneer Mid Cap Value Portfolio (2)                                  N/A
          ING Salomon Brothers All Cap Portfolio                            $   42,302
          ING Stock Index Portfolio                                                 --
          ING T. Rowe Price Capital Appreciation Portfolio                  $   39,470
          ING T. Rowe Price Equity Income Portfolio                         $   17,208
          ING Templeton Global Growth Portfolio                                     --
          ING UBS U.S. Allocation Portfolio (1)                             $   18,911
          ING Van Kampen Equity Growth Portfolio                                    --
          ING Van Kampen Global Franchise Portfolio                                 --
          ING Van Kampen Growth and Income Portfolio                                --
          ING Van Kampen Real Estate Portfolio                                      --
          ING Wells Fargo Mid Cap Disciplined Portfolio                     $   49,665




          (1) As of May 3, 2004, ING Eagle Asset Value Equity Portfolio is known as ING Eagle Asset Capital Appreciation Portfolio and ING Janus Growth and Income Portfolio is known as ING Legg Mason Value Portfolio. As of August 1, 2004, ING Goldman Sachs Internet Tollkeeper(SM) Portfolio is known as ING Goldman Sachs Tollkeeper(SM) Portfolio. As of August 6, 2004, ING Mercury Fundamental Growth Portfolio is known as ING Mercury Large Cap Growth Portfolio. As of November 8, 2004, ING MFS Research Portfolio is known as ING Oppenheimer Main Street Portfolio(R).

          (2) Because ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios had not commenced operations as of December 31, 2004, commissions paid to certain brokers for research services are not available .


     For the fiscal year ended December 31, 2003, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:


                                                                      COMMISSIONS PAID ON TOTAL
          PORTFOLIO                                               TRANSACTIONS FOR RESEARCH SERVICES
          ---------                                               ----------------------------------
          ING AllianceBernstein Mid Cap Growth Portfolio                    $  156,354
          ING Capital Guardian Small/Mid Cap Portfolio                             N/A
          ING Capital Guardian U.S. Equities Portfolio                             N/A
          ING Eagle Asset Capital Appreciation Portfolio                           N/A
          ING FMR(SM) Diversified Mid Cap Portfolio                         $   18,823
          ING Global Resources Portfolio                                    $   97,000
          ING Goldman Sachs Tollkeeper(SM) Portfolio                        $   227.00
          ING International Portfolio                                       $   93,406
          ING Janus Special Equity Portfolio                                $    2,079
          ING JPMorgan Emerging Markets Equity Portfolio                    $   64,161
          ING JPMorgan Small Cap Equity Portfolio                                  N/A
          ING Julius Baer Foreign Portfolio                                 $     1926
          ING Legg Mason Value Portfolio                                    $   15,097
          ING Limited Maturity Bond Portfolio                                      N/A
          ING Liquid Assets Portfolio                                              N/A
          ING Lord Abbett Affiliated Portfolio                              $   13,955
          ING Marsico Growth Portfolio                                      $  127,117
          ING Mercury Fundamental Growth Portfolio                          $    5,956

          ING Mercury Large Cap Value Portfolio                             $   13,056
          ING MFS Mid Cap Growth Portfolio                                         N/A
          ING MFS Total Return Portfolio                                           N/A
          ING Oppenheimer Main Street Portfolio(R)                          $      905
          ING PIMCO Core Bond Portfolio                                            N/A
          ING Salomon Brothers All Cap Portfolio                            $   64,464
          ING T. Rowe Price Capital Appreciation Portfolio                  $   68,203
          ING T. Rowe Price Equity Income Portfolio                         $   19,460
          ING Templeton Global Growth Portfolio                                    N/A
          ING UBS U.S. Allocation Portfolio                                 $    7,934
          ING Van Kampen Equity Growth Portfolio                            $    1,189
          ING Van Kampen Global Franchise Portfolio                         $    1,354
          ING Van Kampen Growth and Income Portfolio                        $   37,273
          ING Van Kampen Real Estate Portfolio                              $    7,440
          ING Wells Fargo Mid Cap Disciplined Portfolio                     $  436,802



          As noted above, the Sub-Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of the Sub-Adviser, and the Sub-Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by the Sub-Advisers. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

     On occasions when a Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.


     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.


     A Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Adviser or a Sub-Adviser or, if it is also a broker-dealer, the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Sub-Adviser, and if there is in effect a written contract between the Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer or Sub-Adviser to receive and retain such compensation. The Sub-Advisory Agreements provide that each Sub-Adviser may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of DSI., Adviser to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited (SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not the Adviser or Sub-Adviser.

     Because Equities Plus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate had not commenced operations as of December 31, 2005, the Portfolios did not pay total brokerage commissions and affiliated brokerage commissions.

     For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):



                                                 TOTAL AMOUNT                      % OF
                                  TOTAL          OF                                PORTFOLIO
                                  AMOUNT OF      COMMISSIONS   % OF TOTAL          DOLLAR
                                  COMMISSION     PAID TO       COMMISSION          AMOUNT OF
          PORTFOLIO               PAID           AFFILIATE     PAID TO AFFILIATE   TRANSACTIONS   AFFILIATE
          -----------------------------------------------------------------------------------------------------




     For the fiscal year ended December 31, 2004, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                    TOTAL                                                  % OF
                                  AMOUNT OF       TOTAL AMOUNT         % OF TOTAL        PORTFOLIO
                                  COMMISSION     OF COMMISSIONS      COMMISSION PAID    DOLLAR AMOUNT
          PORTFOLIO                 PAID        PAID TO AFFILIATE     TO AFFILIATE     OF TRANSACTIONS   AFFILIATE
          ---------------------------------------------------------------------------------------------------------
          ING Evergreen Health
          Sciences Portfolio                                               1.10%             3.88%        Baring

          ING FMR(SM) Diversified
          Mid Cap Portfolio                                                0.03%             0.01%        Baring

          ING Global Resources
          Portfolio                                                        2.02%             1.54%        Baring

          ING JPMorgan Emerging
          Markets Equity
          Portfolio                                                        0.30%             0.27%        Baring

          ING Julius Baer
          Foreign Portfolio                                                1.59%             0.59%        Baring

          ING Julius Baer
          Foreign Portfolio                                                0.06%             0.02%        ING Bank London

          ING Van Kampen Global
          Franchise Portfolio                                              0.09%             0.66%        Baring


     For the fiscal year ended December 31, 2003, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):


                                                                         % OF TOTAL        % OF
                                         TOTAL        TOTAL AMOUNT        COMMISSION     PORTFOLIO
                                       AMOUNT OF     OF COMMISSIONS         PAID TO    DOLLAR AMOUNT
            PORTFOLIO               COMMISSION PAID   PAID TO AFFILIATE    AFFILIATE   OF TRANSACTIONS      AFFILIATE
          ---------------------------------------------------------------------------------------------------------------
          ING AllianceBernstein
          Mid Cap Growth Portfolio  $     1,996,896             N/A         N/A             N/A            N/A

          ING Capital Guardian
          U.S. Equities Portfolio   $       440,278             N/A         N/A             N/A            N/A

          ING Capital Guardian
          Managed Global Portfolio  $       262,574             N/A         N/A             N/A            N/A

          ING Capital Guardian
          Small/Mid Cap Portfolio   $       909,187             N/A         N/A             N/A            N/A

          ING JPMorgan Emerging
          Markets Equity Portfolio  $       434,661             N/A         N/A             N/A            N/A

          ING Eagle Asset Capital
          Appreciation Portfolio    $       276,406             N/A         N/A             N/A            N/A

          ING FMR(SM) Diversified
          Mid Cap Portfolio         $       279,297  $        7,036        2.52%           4.09%           Fidelity Capital Markets

                                                                           % OF TOTAL       % OF
                                         TOTAL           TOTAL AMOUNT      COMMISSION      PORTFOLIO
                                       AMOUNT OF        OF COMMISSIONS      PAID TO      DOLLAR AMOUNT
            PORTFOLIO               COMMISSION PAID    PAID TO AFFILIATE   AFFILIATE     OF TRANSACTIONS    AFFILIATE
          ---------------------------------------------------------------------------------------------------------------------
          ING Goldman Sachs
          Tollkeeper(SM) Portfolio  $        99,735             N/A         N/A             N/A            N/A

          ING Global Resources
          Portfolio                 $       541,231             N/A         N/A             N/A            N/A

          ING International
          Portfolio                 $    822,843.47             N/A         N/A             N/A            N/A

          ING Janus Contrarian
          Portfolio                 $        74,219             N/A         N/A             N/A            N/A

          ING JPMorgan Small Cap
          Equity Portfolio          $        62,916             N/A         N/A             N/A            N/A

          ING Julius Baer Foreign
          Portfolio                 $       124,629             N/A         N/A             N/A            N/A

          ING Legg Mason Value
          Portfolio                 $       222,015             N/A         N/A             N/A            N/A

          ING Lord Abbett           $       193,516  $          385        0.20%           0.18%           Citigroup
          Affiliated Portfolio                       $        1,410        0.73%           0.81%           Salomon Smith Barney
          (formerly, Salomon                         $          285        0.15%           0.59%           Smith Barney
          Brothers Investors
          Portfolio)

          ING Marsico Growth
          Portfolio                 $     1,666,706             N/A         N/A             N/A            N/A

          ING Mercury Large Cap
          Growth Portfolio          $        31,964  $        5,903       18.47%          20.68%           Merrill Lynch

          ING Mercury Large Cap
          Value Portfolio
          (formerly, ING Mercury
          Large Cap Value
          Portfolio)                $        87,034  $       10,923       12.55%          12.16%           Merrill Lynch

          ING MFS Mid Cap Growth
          Portfolio                 $     2,154,230             N/A         N/A             N/A            N/A

                                                                           % OF TOTAL       % OF
                                         TOTAL           TOTAL AMOUNT      COMMISSION      PORTFOLIO
                                       AMOUNT OF        OF COMMISSIONS      PAID TO      DOLLAR AMOUNT
            PORTFOLIO               COMMISSION PAID    PAID TO AFFILIATE   AFFILIATE     OF TRANSACTIONS    AFFILIATE
          -------------------------------------------------------------------------------------------------------------------------
          ING Oppenheimer Main
          Street Portfolio          $     2,437,676             N/A         N/A             N/A            N/A

          ING MFS Total Return
          Portfolio                 $     1,203,218             N/A         N/A             N/A            N/A

          ING Salomon Brothers All  $       561,048  $        7,050        1.26%           0.54%           Citigroup Global Markets
          Cap Portfolio                              $        2,800        0.50%           0.66%           Salomon Smith Barney

          ING T. Rowe Price
          Capital Appreciation
          Portfolio                 $       518,447             N/A         N/A             N/A            N/A

          ING T. Rowe Price Equity
          Income Portfolio          $       319,024             N/A         N/A             N/A            N/A

          ING Templeton Global
          Growth Portfolio
          (formerly, ING Capital
          Guardian Managed Global
          Growth Portfolio)         $       262,574             N/A         N/A             N/A            N/A

          UBS U.S. Allocation       $       152,444  $        1,446        0.95%           1.26%           Fidelity Capital Markets
          Portfolio                 $       152,444  $          195        0.13%           0.10%           UBS Securities LLC

          ING Van Kampen Global
          Franchise Portfolio       $        30,027             N/A         N/A             N/A            N/A

          ING Van Kampen Equity
          Growth Portfolio          $        83,787  $           39        0.05%           0.03%           Morgan Stanley

          ING Van Kampen Growth
          and Income Portfolio      $     1,093,782  $       18,176        1.66%           6.14%           Morgan Stanley

          ING Wells Fargo Mid Cap
          Disciplined Portfolio
          (formerly, Jennison
          Equity Opportunities
          Portfolio)                $     1,438,658             N/A         N/A             N/A            N/A

        Citigroup Global Markets Inc. (formerly, Salomon Smith Barney) is an affiliate of Salomon Brothers Asset Management, Inc, the Sub-Adviser to the Salomon Brothers All Cap. Fidelity Capital Markets is an affiliate of Fidelity, Management & Research Company, the former Sub-Adviser for UBS U.S. Allocation and the Sub-Adviser for FMR(SM) Diversified Mid Cap. Merrill Lynch is affiliated with Mercury Advisors, the Sub-Adviser for Mercury Large Cap Growth and Mercury Large Cap Value. Barings Securities Corporation is an affiliate of Barings International Investment Limited, an affiliate of the Adviser and Sub-Adviser of Global Resources. Goldman Sachs is an affiliate of Goldman Sachs Asset Management, L.P., the Sub-Adviser to Goldman Sachs Tollkeeper(SM). Furman Securities Corp. is an affiliate of the Adviser, as each is owned by ING Groep. Fred Alger and Company is an affiliate of Fred Alger Management, Inc., a former Sub-Adviser to the Capital Guardian Small/Mid Cap.

     The Adviser, DSI, is an affiliate of ING Investors Trust.

     During the fiscal year ended December 31, 2005, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers were as follows as of December 31, 2005:



          FUND NAME             SECURITY DESCRIPTION        MARKET VALUE
          ----------------------------------------------------------------



(1) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.


                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.


     For Global Resources, turnover during 2004 was relatively high and was incurred during the latter half of 2004. Stock positions were concentrated to focus on specific, well-performing sub-sectors. Global Resources benefited from the increased sector and stock concentration.


     For Limited Maturity Bond, the increase was due to the Portfolio's strategy. The strategy utilizes dollar roll transactions, which allow the Portfolio to increase income without employing leverage while capitalizing on a temporary shortage of mortgage securities, thereby creating an opportunity for owners of mortgage-backed securities to enhance returns without changing their risk/return profile. Also, fixed-income investing rewards discipline and risk control is essential. Duration risk, that is, sensitivity to changes in interest rates, is a significant risk faced by all fixed income managers and investors. A successful strategy utilized by the investment management team is to capture incremental return when pricing anomalies exist between bond sectors or between primary and secondary issues. When attractive investments change the overall duration of the Portfolio away from the desired level, the resulting unintended duration risk is offset, or hedged, by matching purchases of U.S. Treasuries with complementary duration. Lastly, security selection is a hallmark of the ING investment process as we seek to make many small decisions in the pursuit of incremental return. Higher turnover is a natural function of these return enhancing, risk control and security selection measures.

     For Mercury Large Cap Growth, the portfolio turnover increase was due to the fact that the management of this Portfolio was transferred to the investment team lead by Mr. Bob Doll in August of 2004. Coincident with the change in management, the portfolio was transitioned to reflect the current strategy employed by the new team.

                                 NET ASSET VALUE

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section in the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.


     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.


     If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.


     Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolios, and the total return of the Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                YIELD = 2 [((a-b)/cd + 1) TO THE POWER OF 6 - 1]

where,

a = dividends and interest earned during the period,

b = expenses accrued for the period (net of reimbursements),

c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)^ TO THE POWER OF n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     Only the ADV Class shares of ING FMR(SM) Earnings Growth, JPMorgan Small Cap Equity, Marsico Growth, Mercury Large Cap Growth, MFS Total Return, T. Rowe Price Capital Appreciation, T. Rowe Price Equity Income, and Van Kampen Growth and Income had commenced operations as of December 31, 2005, and therefore are the only Portfolios to have computed an average annual total return. Quotations for the other Portfolios' Class S shares (revised for the higher expenses of ADV Class shares) for the periods indicated for each year ended December 31 are set out below.

     Because the Equities Plus, FMR(SM) Small Cap Equity, Franklin Income and Global Real Estate Portfolios had not commenced operations as of December 31, 2005, performance returns are not available.



                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO           [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO (2)         [--]       [--]       [--]
ADV Class                                                                                  [--]%          9/9/02
Class S (revised for ADV Class Shares) (1)                                                 [--]%          1/3/96
                                                                                            N/A            N/A
                                                                                           [--]%          1/3/96

ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO (2)         [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          2/1/00

ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO           [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          1/3/95

ING EVERGREEN HEALTH SCIENCES PORTFOLIO                  [--]       [--]       [--]
ADV Class                                                                                  [--])%         5/5/04
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A
                                                                                           [--]%          5/3/04

ING EVERGREEN OMEGA PORTFOLIO                            [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A           5/2/05

ING FMR(SM) DIVERSIFIED MID CAP PORTFOLIO                [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         10/2/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO                    [--]       [--]       [--]
ADV Class                                                                                  [--]          8/15/05
Class S (revised for ADV Class Shares) (1)                                                 [--]           5/4/05

ING GLOBAL RESOURCES PORTFOLIO (2)                       [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A

ING GOLDMAN SACHS TOLLKEEPER(SM) PORTFOLIO               [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/1/01

ING INTERNATIONAL PORTFOLIO                              [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         12/17/01

ING JANUS CONTRARIAN PORTFOLIO (2)                       [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         10/2/00

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (2)       [--]       [--]       [--]
ADV Class
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A
                                                                                           [--]%         2/18/98

ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                  [--]       [--]       [--]
ADV Class                                                                                  [--]%         8/12/04
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/1/02

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO               [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/4/05

ING JULIUS BAER FOREIGN PORTFOLIO                        [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         12/3/04

ING LEGG MASON VALUE PORTFOLIO                           [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         10/2/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING LIMITED MATURITY BOND PORTFOLIO                      [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A

ING LORD ABBETT AFFILIATED PORTFOLIO                     [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          2/1/00

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO                             [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO        [--]       [--]       [--]
ADV Class
Class S (revised for ADV Class Shares) (1)                                                   N/A           N/A
                                                                                            [--]          5/2/05

ING MERCURY LARGE CAP GROWTH PORTFOLIO                   [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/1/02

ING MERCURY LARGE CAP VALUE PORTFOLIO                    [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         5/18/04

ING MFS MID CAP GROWTH PORTFOLIO                         [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING MFS TOTAL RETURN PORTFOLIO                           [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING MFS UTILITIES PORTFOLIO                              [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]           5/2/05

ING OPPENHEIMER MAIN STREET PORTFOLIO(R)                 [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING PIMCO CORE BOND PORTFOLIO                            [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         8/14/98

ING PIMCO HIGH YIELD PORTFOLIO                           [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/3/04

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO                               [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]           5/3/05

ING PIONEER MID CAP VALUE PORTFOLIO                      [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]          4/29/05

ING SALOMON BROTHERS ALL CAP PORTFOLIO                   [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          2/1/00

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO         [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                 [--]%         1/24/89

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                 [--]%         1/24/89

ING TEMPLETON GLOBAL GROWTH PORTFOLIO                    [--]       [--]       [--]
ADV Class                                                                                  [--]%           N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A

ING UBS U.S. ALLOCATION PORTFOLIO (2)                    [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         10/2/00

ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                   [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/6/04

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%          5/102

                                                                                           SINCE
                      PORTFOLIO                         1 YEAR    5 YEARS    10 YEARS    INCEPTION  DATE OF INCEPTION
----------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO               [--]       [--]       [--]
ADV Class                                                                                  [--]%          8/1/03
Class S (revised for ADV Class Shares) (1)                                                  N/A          10/4/93

ING VAN KAMPEN REAL ESTATE PORTFOLIO                     [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A

ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO         [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                 [--]%         7/29/05

ING WELLS FARGO MID CAP DISCIPLINED PORTFOLIO            [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO          [--]       [--]       [--]
ADV Class                                                                                   N/A            N/A
Class S (revised for ADV Class Shares) (1)                                                  N/A            N/A



     (1) The performance for Class S shares is adjusted to reflect the ADV Class shares' additional 0.35% distribution and service fees (net of a 0.15% waiver of distribution fees by DSI, the distributor).

     (2) As of April 29, 2005, ING Capital Guardian Large Cap Value Portfolio is known as ING Capital Guardian U.S. Equities Portfolio; ING Capital Guardian Small Cap Portfolio is known as ING Capital Guardian Small/Mid Cap Portfolio; ING Developing World Portfolio is known as ING JPMorgan Emerging Markets Equity Portfolio; ING Hard Assets Portfolio is known as ING Global Resources Portfolio; ING Janus Special Equity Portfolio is known as ING Janus Contrarian Portfolio; and ING UBS U.S. Balanced Portfolio is known as ING UBS U.S. Allocation Portfolio. As of August 15, 2005, ING Mercury Focus Value Portfolio is known as ING Mercury Large Cap Value Portfolio. As of August 29, 2005, ING Jennison Equity Opportunities Portfolio is known as ING Wells Fargo Mid Cap Disciplined Portfolio. As of December 1, 2005, ING Salomon Brothers Investors Portfolio is known as ING Lord Abbett Affiliated Portfolio. As of December 5, 2005, ING Capital Guardian Managed Global Growth Portfolio is known as ING Templeton Global Growth Portfolio.


          Each Portfolio may be categorized as to its market capitalization make-up ("large cap," "mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).


     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P Mid Cap 400 Index, the S&P Small Cap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the

Lehman Brothers Aggregate Bond Index, Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the MSCI EAFE(R) Index, the MSCI All Country World Index(SM), the MSCI All Country World Free Index(SM), the MSCI Emerging Markets Free Index(SM), the MSCI World Index(SM), the Russell Midcap(R) Index, the Russell Midcap Growth(R) Index, the Russell 1000(R) Index, the Russell 1000(R) Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


     In addition, reports and promotional literature may contain information concerning the Adviser, the Sub-Advisers, or affiliates of the Trust, the Adviser, or the Sub-Advisers, including (i) performance rankings of other mutual funds managed by a Sub-Adviser, or the individuals employed by a Sub-Adviser who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Adviser to the Trust, including information related to the selection and monitoring of the Sub-Advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Portfolio is intended, based upon each Portfolio's investment objectives.


     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES


     Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Adviser and its affiliates. Shares will generally not be offered to other investors.


     Each Portfolio that has commenced operations has qualified (any Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

     Each Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Portfolio fails to qualify to be taxed as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations there under, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains there from that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolios listed above may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, a Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     Real Estate Investment Trusts -- The Portfolios may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Portfolios, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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                                 CAPITALIZATION


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. All of the Portfolios discussed in this SAI are diversified with the exception of Evergreen Health Sciences, Global Resources, Janus Contrarian, Legg Mason Value, MFS Utilities, Salomon Brothers All Cap, Van Kampen Global Franchise, and Van Kampen Real Estate..

     On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.


                                  VOTING RIGHTS

     Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

                               PURCHASE OF SHARES

     Shares of a Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

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     Shares of each Portfolio are sold at their respective net asset values
(without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

                              REDEMPTION OF SHARES

     Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

                                    EXCHANGES

     Shares of the same class of any one Portfolio may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Assets Portfolio or any successor to such Portfolio.

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for all Portfolios.

                                 TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.

                INDEPENDENT REGISTERED AND PUBLIC ACCOUTING FIRM

     KPMG LLP, located at 99 High Street, Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

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                             REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


     Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' Annual Shareholder Report and are incorporated by reference in this SAI and may be obtained without charge by contacting the Trust at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258,
(800)-366-0066.

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                     APPENDIX A: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high-grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

                                       Ai

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

Investment Grade

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                       Aii

                APPENDIX B: PROXY VOTING PROCEDURES AND GUIDLINES

                                       Bi

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                        REVISION DATE: SEPTEMBER 15, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Procedures of the Adviser (the "Adviser Procedures") are attached hereto as
EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                    Committee

                A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                The Proxy Coordinator shall use best efforts to timely refer matters to a

                Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES


I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the

        Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.      Assessment of the Agent

                The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.      Conflicts of Interest

                The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two
                (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                       TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President, ING
                              Investments, LLC

Todd Modic                    Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                              and Chief Financial Officer of the ING Funds

Maria Anderson                Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                  Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                              Funds Services, LLC

Julius Drelick                Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services

Steve Wastek, Esq.            Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS


I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
    (2)   Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -   If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES
    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.     GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
    -   the opening of the shareholder meeting
    -   that the meeting has been convened under local regulatory requirements
    -   the presence of quorum
    -   the agenda for the shareholder meeting
    -   the election of the chair of the meeting
    -   the appointment of shareholders to co-sign the minutes of the meeting
    -   regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -   the allowance of questions
    -   the publication of minutes
    -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -   it is editorial in nature;

    -   shareholder rights are protected;
    -   there is negligible or positive impact on shareholder value;
    -   management provides adequate reasons for the amendments; or
    -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST

                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 (800) 366-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2006


                       ING American Funds Growth Portfolio
                   ING American Funds International Portfolio
                   ING American Funds Growth-Income Portfolio


This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Feeder Portfolio" and collectively, the "Feeder Portfolios"), of ING Investors Trust ("Trust"). A prospectus for the Portfolios, dated May 1, 2006, ("Prospectus") that provides the basic information you should know before investing in the Feeder Portfolios, may be obtained without charge from the Feeder Portfolios or the Feeder Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus but is incorporated herein by reference and should be read in conjunction with the Prospectus dated May 1, 2006 which has been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in the SAI are used as defined terms in the Prospectus.

The information in this SAI expands on the information contained in the Prospectus and any supplements thereto. The Portfolio's financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder reports dated December 31, 2005, are incorporated herein by reference. Copies of the Feeder Portfolios' Prospectus and annual or semi-annual shareholder reports may be obtained by contacting the Trust at the address or phone number written above.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to certain investment advisers and their affiliates.

                                TABLE OF CONTENTS


INTRODUCTION                                                                   2

HISTORY OF THE TRUST                                                           2

MASTER/FEEDER STRUCTURE                                                        2

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS                  13

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS                  14

INVESTMENT RESTRICTION OF THE MASTER FUNDS                                    14

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS                                  16

MANAGEMENT OF THE TRUST                                                       16

ADVISER                                                                       53

ADMINISTRATOR                                                                 58

DISTRIBUTION OF TRUST SHARES                                                  59

CODE OF ETHICS                                                                62

DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES                     62

PROXY VOTING PROCEDURES                                                       64

FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE                                   65

PERFORMANCE INFORMATION                                                       66

TAXES                                                                         68

OTHER INFORMATION                                                             71

APPENDIX A                                                                    74

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectus for the Feeder Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Feeder Portfolios' securities and some investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Feeder Portfolios' Prospectus.


                              HISTORY OF THE TRUST


     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment portfolios. The Trust is authorized to issue multiple series and classes of shares, each with different investment objective(s), policies and restrictions. This SAI pertains only to the following three (3) Portfolios: ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio. The investment objective of each Portfolio is non-fundamental and, therefore, can be changed by the Board of Trustees of the Trust ("Board") without the approval of shareholders.

     Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

     Each Portfolio is a "diversified company" within the meaning of that term under the Investment Company Act of 1940, as amended ("1940 Act"). The 1940 Act generally requires that, with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer. and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities and securities of other investment companies). The Trust is governed by a Board of Trustees ("Board") which has the responsibility for the overall management of the Trust.

                             MASTER/FEEDER STRUCTURE

     Each Feeder Portfolio invests all of its assets in a series of American Funds Insurance Series(R) (the "Master Series") (each a "Master Fund" and collectively, the "Master Funds") in a master/feeder structure. The Feeder Portfolios do not buy investment securities directly. Instead, each Feeder Portfolio invests in a Master Fund which in turn purchases investment securities. Each Feeder Portfolio's Master Fund is listed below:



            FEEDER PORTFOLIO                                               MASTER FUND
ING American Funds Growth Portfolio                  Growth Fund (Class 2 shares) ("Growth Fund")

ING American Funds International Portfolio           International Fund (Class 2 shares) ("International Fund")

ING American Funds Growth-Income Portfolio           Growth-Income Fund (Class 2 shares) ("Growth-Income Fund")



     The investment adviser for the Master Funds is Capital Research and Management Company ("CRMC"), an investment management organization founded in 1931. CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. In addition to selling its shares to the Feeder Portfolio, each Master Fund has and may continue to sell its shares to insurance company separate accounts, other mutual funds or other accredited investors ("Interestholders"). The expenses and, correspondingly, the returns of other Interestholders in a Master Fund may differ from those of the corresponding Feeder Portfolio.

     The Board believes that, as other investors invest their assets in a Feeder Fund and Interestholders invest their assets in the corresponding Master Fund in which the Feeder Portfolio invests, certain economic efficiencies may be realized with respect to the Feeder Portfolio and the Master Fund. For example, fixed expenses that otherwise would have been borne solely by a Master Fund (and the other Interestholders in that Master Fund) or the corresponding Feeder Portfolio would be spread across a larger asset base as more Interestholders invest in the Master Fund. However, if an investor or an Interestholder withdraws its investment from a Master Fund or Feeder Portfolio, respectively, the economic efficiencies (E.G., spreading fixed expenses across a larger asset base) that the Board believes should be available through investment in the Feeder Portfolio, and in turn, the Master Fund, may not be fully achieved or maintained. In addition, given the relatively complex nature of the master-feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value would be affected at the master and/or feeder level.

     In addition, as described below, under the terms of an investment management agreement ("Advisory Agreement") and an administration agreement ("Administration Agreement"), if a Feeder Portfolio divests itself of its interests in a Master Fund and the Board asks ING Investments, LLC ("ING Investments") as the Portfolios' investment adviser, to manage the Feeder Portfolios, each Feeder Portfolio would pay an advisory fee to ING Investments, rather than CRMC, in accordance with the same fee schedule currently applicable to fees paid by the Master Fund to CRMC, and also an administration fee of [ ] % to ING Funds Services, LLC. The advisory fees paid to ING Investments, however, may be higher than the fees payable by the Master Fund (and indirectly by the Feeder Portfolios) to CRMC because the asset level of the Feeder Portfolio after divesting from the Master Fund may be lower thereby preventing the Feeder Portfolio from benefiting from certain breakpoint levels contemplated in the investment management agreement. If the Feeder Portfolio invests substantially all of its assets in another investment company, the Feeder Portfolio does not pay an administration fee. Therefore, a Feeder Portfolio's expenses may be higher if the Trust were to withdraw a Portfolio's assets from a Master Fund.

     Under the master/feeder structure, the Trust retains the right to withdraw a Feeder Portfolio's assets from the Master Fund. The Trust also reserves the right to suspend or terminate purchases of shares of a Master Fund and a Feeder Portfolio if such action is required by law, or if the Trust's Board while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state law, deems it necessary, appropriate and in the best interest of the Trust and its shareholders (including contract owners) or in response to the order of an appropriate regulatory authority. If the Trust were to withdraw a Feeder Portfolio's assets, the Trust's Board would then consider whether to invest the Feeder Portfolio's assets in another pooled investment entity, ask ING Investments to manage either directly or with a sub-adviser under the Advisory Agreement between the Trust and ING Investments, or take other appropriate action.

     Investment of each Feeder Portfolio's assets in its corresponding Master Fund is not a fundamental policy of any Feeder Portfolio and a shareholder vote is not required for any Feeder Portfolio to withdraw its investment from its corresponding Master Fund.

     The board of directors/trustees of each Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

THE STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN FUND MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

INVESTMENT STRATEGIES AND RISKS

Master Funds -- The investment techniques of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this SAI.

Feeder Portfolios -- The following supplements the discussion in the Feeder Portfolios' Prospectus and in the Master Funds' prospectus and statement of additional information of the investment strategies, policies and risk of each Portfolio and its Master Fund. Because a Feeder Portfolio invests all of its assets in a Master Fund, it only holds a beneficial interest in shares of the Master Fund. Each master Fund invests directly in individual securities of other issuers. These investment strategies and policies are not fundamental and may be changed without approval of the shareholders of the Feeder Portfolios. The statement of additional information for the Master Funds is delivered together with this SAI.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Master Fund or Feeder Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Master Fund or Feeder Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives a Master Fund the right to vote on measures affecting the company's organization and operations.

     Equity securities also include convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     Convertible securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Master Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

HIGH YIELD BONDS

     "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Feeder Portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of a Feeder Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Feeder Portfolio were investing in higher quality bonds.

     High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Master Fund may incur additional expenses to seek recovery. The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds, which could adversely affect the price at which a high yield bond is sold. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Master Fund or Feeder Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates. See "U.S. Government Securities."

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Mortgage-backed securities issued by Ginnie Mae are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although Ginnie Mae guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities.

     Early repayments of principal on the underlying mortgages may expose a Master Fund and a Feeder Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase. Conversely, when interest rates are rising, the rate of prepayment tends to decrease. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). Privately-issued mortgage-backed securities are generally backed by pools of conventional (I.E., non-government guaranteed or insured) mortgage loans. These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

U.S. GOVERNMENT SECURITIES

     Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. Government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Feeder Portfolio will invest in securities of such agencies or instrumentalities only when ING Investments is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

ZERO-COUPON

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently, and may involve greater credit risk than such bonds.

INFLATION-INDEXED BONDS

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

WARRANTS

     Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause a Feeder Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Feeder Portfolio will lose its entire investment in such warrant.

FLOATING RATE SECURITIES

     Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure. Floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

FOREIGN SECURITIES

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities denominated or quoted in currencies other than the U.S. dollar are subject to the risk that, changes in foreign currency exchange rates will affect their value and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Feeder Portfolio or Master Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     Securities traded in emerging market countries may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an investment.

DEPOSITARY RECEIPTS

     Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: (a) American Depositary Receipts ("ADRs"), which are typically designed for U.S. investors and held either in physical form or in book entry form; (b) European Depositary Receipts ("EDRs"), which are similar to ADRs but may be listed and traded on a European exchange as well as in the U.S. (typically, these securities are traded on the Luxembourg exchange in Europe); and (c) Global Depositary Receipts ("GDRs"), which are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

REPURCHASE AGREEMENTS

     In general, the term of a repurchase agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time of investment in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

OTHER INVESTMENT COMPANIES

     All Feeder Portfolios may invest in shares issued by other investment companies. Each Feeder Portfolio has adopted a non-fundamental investment restriction to enable it to invest in its corresponding Master Fund or another master portfolio. As a shareholder in any investment company, a Feeder Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when investment adviser might wish to sell, and these securities could have the effect of decreasing the overall level of a Master Fund's or a Feeder Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an investment adviser to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Feeder Portfolio or a Master Fund could realize upon disposition, Because of the nature of these securities, a considerable period of time may elapse between a decision to dispose of these securities and the time when a Feeder Portfolio is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the relevant board of trustees.

RESTRICTED SECURITIES

     Restricted securities include securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). Certain Rule 144A securities may be deemed to be liquid in accordance with procedures adopted by the Feeder Portfolios' or Master Funds' respective board of trustees. This investment practice could have the effect of decreasing the level of liquidity in a Feeder Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment portfolio. Subject to any applicable limitation on investments in illiquid investments and subject to the diversification requirements of the Code, the Feeder Portfolios or Master Funds may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the risk that an investor may be unable to dispose of the securities in a timely manner or at favorable prices. The Feeder Portfolio may not be able to sell these securities when ING Investments wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Feeder Portfolio's or a Master Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Feeder Portfolio's or Master Fund's shares. A Feeder Portfolio or Master Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements generally are considered to be a form of borrowing.

REAL ESTATE INVESTMENT TRUSTS

     Real Estate Investment Trusts, or "REITs", are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. A Master Fund or a Feeder Portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs.

     Risks of investing in the real estate industry include, among others:

  -  possible declines in the value of real estate;
  -  adverse general or local economic conditions;
  -  possible lack of availability of mortgage funds;
  -  overbuilding;
  -  extended vacancies of properties;
  -  increases in competition, property taxes and operating expenses;
  -  changes in zoning or applicable tax law;
  - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
  -  casualty or condemnation losses;
  -  uninsured damages from floods, earthquakes or other natural disasters;
  -  limitations on and variations in rents; and
  -  unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

SMALL COMPANIES

     Small companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. Such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Feeder Portfolio or Master Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability to dispose of such securities may be greatly limited, and a Feeder Portfolio or Master Fund may have to continue to hold such securities during periods when the investment adviser would otherwise have sold the security.

UNSEASONED COMPANIES

     Unseasoned companies are those that have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Feeder Portfolio or Master Fund may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt-instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stock and repurchase agreements. Each Feeder Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

     Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and this SAI will apply at the time of investment. A Feeder Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FEEDER PORTFOLIOS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Feeder Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of that Feeder Portfolio's voting securities present at a meeting if the holders of more than 50% of that Feeder Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Feeder Portfolio's outstanding voting securities. The investment objectives and all other investment policies or practices of the Feeder Portfolios are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

     The ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio may not:

1. Issue any senior security, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, this would permit a Feeder Portfolio to:
     (i) enter into commitments to purchase securities in accordance with a Feeder Portfolio's investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions;

2. Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. Act as an underwriter of securities within the meaning of the 1933 Act, except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Feeder Portfolio may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Feeder Portfolio to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program;

4. Purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Feeder Portfolio as a result of the ownership of securities;

5. Purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

6. Make loans, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, a Feeder Portfolio may, among other things: (i) enter into repurchase agreements, (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan;

7. Deviate from being a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

8. "Concentrate" its investments in a particular industry except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to a Feeder Portfolio's investments in: (i) securities of other investment companies;
     (ii) securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii), (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Feeder Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by a Feeder Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Feeder Portfolio's holdings of illiquid securities exceed 15% because of changes in the value of a Feeder Portfolio's investments, a Feeder Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Feeder Portfolio. Otherwise, a Feeder Portfolio may continue to hold a security even though it causes the Feeder Portfolio to exceed a percentage limitation because of fluctuation in the value of the Feeder Portfolio's assets.

NON-FUNDAMENTAL INVESTMENT POLICIES OF THE FEEDER PORTFOLIOS

     Each Feeder Portfolio has adopted the following non-fundamental investment restriction to enable it to invest in its corresponding Master Fund:

     Notwithstanding any other investment policy of the Feeder Portfolio, the Feeder Portfolio may invest all of its net assets in an open-end management investment company having the same investment objective and limitations as the Feeder Portfolio.

     Each Feeder Portfolio has also adopted the same investment restrictions as the Master Fund in which it invests. These investment restrictions, the investment objective and all other investment policies or practices of the Feeder Portfolios, are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval.

INVESTMENT RESTRICTION OF THE MASTER FUNDS

     The Master Funds have adopted the following fundamental investment restrictions that may not be changed without approval of a majority of each Master Fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy; or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. However, except for the fundamental investment restrictions listed below, the investment policies of the Master Funds described in the SAi are non-fundamental and may be changed without shareholder approval. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by a Master Fund.

     If a change in a Master Fund's investment restrictions is submitted to the holders of the Trust's outstanding voting securities, the matter will be deemed to be acted upon with respect to a Feeder Portfolio if a majority of the outstanding voting securities of the Feeder Portfolio vote for approval of the matter, notwithstanding (1) that the matter has not been approved by the holder's of a majority of the outstanding voting securities of any other Feeder Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Trust.

The following are the Master Funds' fundamental investment restrictions. The Master Funds may not:

1. Invest more than 5% of the value of the total assets of each Master Fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of each Master Fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, each Fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the International Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of each Master Fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, each Fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10. Sell securities short, except to the extent that each Master Fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in investment restriction number 5.

12. Invest in securities of other investment companies, except as permitted by the 1940 Act.

13. Engage in underwriting of securities issued by others, except to the extent it may deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding investment restriction number 12, if deemed advisable by their officers, compensation by the Master Series to its trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by the Master Series' trustees pursuant to an exemptive order granted by the SEC.

     Notwithstanding investment restriction number 13, the Master Funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the Master Fund as an underwriter as that term is defined under the 1933 Act.

NON-FUNDAMENTAL POLICIES OF THE MASTER FUNDS

     The following are the Master Funds' non-fundamental investment policies:

1. Each Master Fund may not invest more than 15% of its net assets in illiquid securities.

2. The Master Funds will not issue senior securities, except as permitted by the 1940 Act.


                             MANAGEMENT OF THE TRUST

          The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Feeder Portfolio of the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Feeder Portfolio, and review each Feeder Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr. Mary Gaston, Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.

     Set forth in the table below is information about each Trustee of the Trust.

                                                                                                 NUMBER OF
                                POSITION(S)     TERM OF OFFICE                               PORTFOLIOS IN FUND
                                 HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S) -  COMPLEX OVERSEEN BY  OTHER DIRECTORSHIPS
      NAME, ADDRESS AND AGE      THE TRUST     TIME SERVED (1)    DURING THE PAST 5 YEARS      TRUSTEE (2) (3)     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee        January 2005 --   Executive Director, The            [ ]          None
7337 East Doubletree Ranch Rd.                 Present           Mark Twain House & Museum
Scottsdale, Arizona 85258                                        (4) (September 1989 -
Age: 52                                                          Present)

J. MICHAEL EARLEY               Trustee        January 1997 --   President and Chief                [ ]          None
7337 East Doubletree Ranch Rd.                 Present           Executive Officer,
Scottsdale, Arizona 85258                                        Bankers Trust Company,
Age: 60                                                          N.A. (June 1992 -
                                                                 Present).

R. BARBARA GITENSTEIN           Trustee        January 1997 --   President, College of New          [ ]          None
7337 East Doubletree Ranch Rd.                 Present           Jersey (January 1999 -
Scottsdale, Arizona 85258                                        Present).
Age: 58

PATRICK W. KENNY                Trustee        January 2005 --   President and Chief                [ ]          Assured Guaranty
7337 East Doubletree Ranch Rd.                 Present           Executive Officer                               Ltd. (November
Scottsdale, Arizona 85258                                        International Insurance                         2003 - Present).
Age: 63                                                          Society (June 2001 -
                                                                 Present); and Executive
                                                                 Vice President, Frontier
                                                                 Insurance Group, Inc.
                                                                 (September 1998 - March
                                                                 2001).

WALTER H. MAY                   Trustee        February 2002 --  Retired.                           [ ]          Best Prep
7337 East Doubletree Ranch Rd.                 Present                                                           (September 1991 -
Scottsdale, Arizona 85258                                                                                        Present).
Age: 69

JOCK PATTON                     Chairman and   February 2002 --  Private Investor (June             [ ]          JDA Software
7337 East Doubletree Ranch Rd.  Trustee        Present           1997 - Present).                                Group, Inc.
Scottsdale, Arizona 85258                                        Formerly, Director and                          (January 1999 -
Age: 60                                                          Chief Executive Officer,                        Present); Swift
                                                                 Rainbow Multimedia Group,                       Transportation Co.
                                                                 Inc. (January 1999 -                            (March 2004 -
                                                                 December 2001).;                                Present).

DAVID W.C. PUTNAM               Trustee        February 2002 --  President and Director,            [ ]          Progressive Capital
7337 East Doubletree Ranch Rd.                 Present           F.L. Putnam Securities                          Accumulation Trust
Scottsdale, Arizona 85258                                        Company, Inc.(June 1978 -                       (August 1998 -
Age: 66                                                          Present).                                       Present);
                                                                                                                 Principled Equity
                                                                                                                 Market Trust
                                                                                                                 (November 1996 -
                                                                                                                 Present); Mercy
                                                                                                                 Endowment
                                                                                                                 Foundation
                                                                                                                 (September 1995 -
                                                                                                                 Present); Asian
                                                                                                                 American Bank and
                                                                                                                 Trust Company (June
                                                                                                                 1992 - Present);
                                                                                                                 and Notre Dame
                                                                                                                 Health Care Center
                                                                                                                 (July 1991 -
                                                                                                                 Present).

ROGER B. VINCENT (5)            Trustee        January 1994 --   President, Springwell              [ ]          AmeriGas Propane,
7337 East Doubletree Ranch Rd.                 Present           Corporation (March 1989 -                       Inc. (January
Scottsdale, Arizona 85258                                        Present).                                       1998 - Present).
Age: 60

                                                                                                 NUMBER OF
                                POSITION(S)     TERM OF OFFICE                               PORTFOLIOS IN FUND
                                 HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S) -  COMPLEX OVERSEEN BY  OTHER DIRECTORSHIPS
      NAME, ADDRESS AND AGE      THE TRUST     TIME SERVED (1)    DURING THE PAST 5 YEARS      TRUSTEE (2) (3)     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
RICHARD A. WEDEMEYER            Trustee        February 2002 -   Retired. Formerly Vice             [ ]          Touchstone
7337 East Doubletree Ranch Rd.                 Present           President - Finance and                         Consulting Group
Scottsdale, Arizona 85258                                        Administration, The                             (June 1997 -
Age: 69                                                          Channel Corporation *June                       Present) and Jim
                                                                 1996 - April 2002).                             Hensen Legacy
                                                                 Formerly Trustee, First                         (April 1994 -
                                                                 Choice Funds.                                   Present).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee        February 2002 -   Chief Executive Officer,           [ ]          Trustee, Equitable
7337 East Doubletree Ranch Rd.                 Present           ING U.S. Financial                              Life Insurance Co.,
Scottsdale, Arizona 85258                                        Services (January 2005 -                        Golden American
Age: 48                                                          Present) General Manager                        Life Insurance Co.,
                                                                 and Chief Executive                             Life Insurance
                                                                 Officer, ING U.S.                               Company of Georgia,
                                                                 Financial Services                              Midwestern United
                                                                 (December 2003 - December                       Life Insurance Co.,
                                                                 2004); Chief Executive                          ReliaStar Life
                                                                 Officer, ING U.S.                               Insurance Co.,
                                                                 Financial Services                              Security Life of
                                                                 (September 2001 -                               Denver, Security
                                                                 December 23003); and                            Connecticut Life
                                                                 General Manager and Chief                       Insurance Co.,
                                                                 Executive Officer, ING                          Southland Life
                                                                 Worksite Division                               Insurance Co., USG
                                                                 (December 2000 - October                        Annuity and Life
                                                                 2001).                                          Company, and United
                                                                                                                 Life and Annuity
                                                                                                                 Insurance Co. Inc;
                                                                                                                 Ameribest Life
                                                                                                                 Insurance Co.;
                                                                                                                 First Columbine
                                                                                                                 Life Insurance Co.;
                                                                                                                 and Metro Atlanta
                                                                                                                 Chamber of Commerce
                                                                                                                 (January 2003 -
                                                                                                                 Present).

JOHN G. TURNER (6)              Trustee        February 2002 -   Retired. Formerly Vice             [ ]          Hormel Foods
7337 East Doubletree Ranch Rd.                 Present           Chairman of ING Americas                        Corporation (March
Scottsdale, Arizona 85258                                        (September 2000 - January                       2000 - Present) and
Age: 65                                                          2002); Director and Chief                       Conseco, Inc.
                                                                 Executive Officer of                            (September 2003 -
                                                                 ReliaStar Financial Corp.                       Present).
                                                                 and ReliaStar Life
                                                                 Insurance Company (July
                                                                 1993 - September 2000);
                                                                 Director of ReliaStar
                                                                 Life Insurance Company of
                                                                 New York (April 1975 -
                                                                 December 2001); Chairman
                                                                 of Northern Life
                                                                 Insurance Company (March
                                                                 1985 - April 2000);
                                                                 Chairman and Trustee of
                                                                 the Northstar affiliated
                                                                 investment companies (May
                                                                 1993 - December 2001).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2)  As of December 31, 2005.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund, ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners Inc.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Manager, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table with reference to this table, "Fund Complex" also includes these companies.

Information about the Trust's officers is set forth in the table below:



                                                                  TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE      POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)         DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief            March 2003 - Present       President and Chief Executive Officer,
7337 East Doubletree Ranch Rd.  Executive Officer                                         ING Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Senior Executive
Age: 57                                                                                   Vice President and Chief Operating
                                                                                          Officer, ING Investments, LLC(2) (April
                                                                                          1995 - December 2000); and Executive
                                                                                          Vice President, ING Investments, LLC(2)
                                                                                          (May 1998 - June 2000).

STANLEY D. VYNER                Executive Vice President       February 2003 - Present    Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(2) (July 2000 -
Scottsdale, Arizona 85258                                                                 Present) and Chief Investment Risk
Age: 55                                                                                   Officer (January 2003 - Present).
                                                                                          Formerly, Chief Investment Officer of
                                                                                          the International Portfolios, ING
                                                                                          Investments, LLC(2) (August 2000 -
                                                                                          January 2003); and Chief Executive
                                                                                          Officer, ING Investments, LLC(2) (August
                                                                                          1996 - August 2000).

MICHAEL J. ROLAND               Executive Vice President       March 2003 - Present       Executive Vice President (December 2001
7337 East Doubletree Ranch Rd.                                                            - Present) and Chief Compliance Officer,
Scottsdale, Arizona 85258                                                                 (October 2004 - Present), ING
Age: 47                                                                                   Investments, LLC(2). Formerly, Chief
                                                                                          Financial Officer and Treasurer, ING
                                                                                          Investments, LLC(2), (December 2001 -
                                                                                          March 2005); and Senior Vice President,
                                                                                          ING Investments, LLC(2) (June 1998 -
                                                                                          December 2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer       November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                            Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                      Formerly, Vice President, Chief Legal
AGE: 51                                                                                   Counsel, Chief Compliance Officer and
                                                                                          Secretary of Atlas Securities, Inc.,
                                                                                          Atlas Advisers, Inc. and Atlas Funds
                                                                                          (October 2001 - October 1004); and Chief
                                                                                          Operating Officer and General Counsel of
                                                                                          Matthews International Capital
                                                                                          Management LLC and Vice President and
                                                                                          Secretary of Matthews International
                                                                                          Funds (August 1999 - May 2001).

                                                               TERM OF OFFICE AND LENGTH           PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE      POSITIONS HELD WITH THE TRUST    OF TIME SERVED (1) (2)          DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                      Senior Vice President,         March 2005- Present        Senior Vice President, ING Funds Services
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                 (3) (April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258       Officer & Assistant Secretary                             President, ING Fund Services, LLC(3)
Age: 38                                                                                   (September 2002 - March 2005). Director of
                                                                                          Financial Reporting, ING Investments,
                                                                                          LLC(2) (March 2001 - September 2002); and
                                                                                          Director of Financial Reporting, Axient
                                                                                          Communications, Inc. (May 2000 - January
                                                                                          2001).

ROBERT S. NAKA                  Senior Vice President          January 2003 - Present     Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                            Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                                 (October 2001 - Present). Formerly, Senior
Age: 42                                                                                   Vice President, ING Funds Services, LLC(3)
                                                                                          (August 1999 - October 2001).

KIMBERLY A. ANDERSON            Senior Vice President          November 2003 - Present    Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                            LLC(2) (October 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Vice President and Assistant Secretary,
Age: 41                                                                                   ING Investments, LLC(2) (October 2001 -
                                                                                          October 2003); and Assistant Vice
                                                                                          President, ING Funds Services, LLC(3)
                                                                                          (November 1999 - January 2001).

MARY BEA WILKINSON              Vice President                 March 2003 - Present       Head of Strategic Relationships, ING U.S.
7337 East Doubletree Ranch Rd.                                                            Financial Services (2003 - Present);
Scottsdale, Arizona 85258                                                                 Formerly, Senior Vice President, ING
Age: 49                                                                                   Outside Funds Group (2000 - 2002); and
                                                                                          Senior Vice President and Chief Financial
                                                                                          Officer, First Golden American Life
                                                                                          Insurance Company of New York (1997 -
                                                                                          2000).

ROBYN L. ICHILOV                Vice President and Treasurer   March 2003 - Present       Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                            (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                 Investments, LLC(2) (August 1997 -
Age: 38                                                                                   Present).

LAUREN D. BENSINGER             Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                                 (July 1995 - Present); and Vice President,
Age: 52                                                                                   ING Investments, LLC(2) (February 1996 -
                                                                                          Present). Formerly, Chief Compliance
                                                                                          Officer, ING Investments, LLC(2) (October
                                                                                          2001 - October 2004).

MARIA M. ANDERSON               Vice President                 September 2004 - Present   Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                            (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Assistant Vice President, ING Funds
Age: 47                                                                                   Services, LLC(3) (October 2001 - September
                                                                                          2004); and Manager of Fund Accounting and
                                                                                          Fund Compliance, ING Investments, LLC(2)
                                                                                          (September 1999 - October 2001).

MARY A. GASTON                  Vice President                 March 2005 - Present       Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                            (April 2005 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Assistant Vice President, Financial
Age: 40                                                                                   Reporting, ING Investments, LLC(3) (April
                                                                                          2004 - April 2005): Manager, Financial
                                                                                          Reporting, ING Investments, LLC(2) (August
                                                                                          2002 - April 2004); Controller, Z Seven
                                                                                          Fund, Inc. and Ziskin Asset Management,
                                                                                          Inc. (January 2000 - March 2002).

HUEY P. FALGOUT, JR.            Secretary                      August 2003 - Present      Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Counsel, ING Americas, U.S.
Age: 42                                                                                   Legal Services (November 2002 - September
                                                                                          2003); and Associate General Counsel of
                                                                                          AIG American General (January 1999 -
                                                                                          November 2002).

                                                               TERM OF OFFICE AND LENGTH           PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE      POSITIONS HELD WITH THE TRUST    OF TIME SERVED (1) (2)          DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
SUSAN P. KINENS                 Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (December 2002 -
Scottsdale, Arizona 85258                                                                 Present); and has held various other
Age: 29                                                                                   positions with ING Funds Services, LLC(3)
                                                                                          for more than the last five years.

KIMBERLY K. PALMER              Assistant Vice President       September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (August 2004 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Manager, Registration
Age: 48                                                                                   Statements, ING Funds Services, LLC(3)
                                                                                          (May 2003 - August 2004); Associate
                                                                                          Partner, AMVESCAP PLC (October 2000 - May
                                                                                          2003); and Director of Federal Filings and
                                                                                          Blue Sky Filings, INVESCO Funds Group,
                                                                                          Inc. (March 1994 - May 2003).

THERESA K. KELETY               Assistant Secretary            August 2003 - Present      Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                            (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                                 Associate with Shearman & Sterling
Age: 43                                                                                   (February 2000 - April 2003).

ROBIN R. NESBITT                Assistant Secretary            September 2004 - Present   Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC (3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Senior Legal Analyst, ING Funds
Age: 31                                                                                   Services, LLC (3) (August 2002 - August
                                                                                          2003); Associate, PricewaterhouseCoopers
                                                                                          (January 2001 - August 2001); and
                                                                                          Paralegal, McManis, Faulkner & Morgan (May
                                                                                          2000 - December 2000).



(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of Feeder Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Feeder Portfolio.

     Under this Policy, the initial value of investments in the mutual funds of the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Feeder Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' FEEDER PORTFOLIO EQUITY OWNERSHIP POSITIONS

Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:



                       DOLLAR RANGE OF EQUITY SECURITIES IN EACH FEEDER PORTFOLIO       AGGREGATE DOLLAR RANGE
                                          AS OF DECEMBER 31, 2005                    OF EQUITY SECURITIES IN ALL
                       -----------------------------------------------------------      REGISTERED INVESTMENT
                       ING AMERICAN                             ING AMERICAN FUNDS      COMPANIES OVERSEEN BY
                       FUNDS GROWTH      ING AMERICAN FUNDS        GROWTH-INCOME         TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE        PORTFOLIO     INTERNATIONAL PORTFOLIO        PORTFOLIO           INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------------------
John V. Boyer               [ ]                 [ ]                     [ ]                      [ ]
J. Michael Earley           [ ]                 [ ]                     [ ]                      [ ]
R. Barbara Gitenstein       [ ]                 [ ]                     [ ]                      [ ]
Patrick W. Kenny            [ ]                 [ ]                     [ ]                      [ ]
Walter H. May               [ ]                 [ ]                     [ ]                      [ ]
Jock Patton                 [ ]                 [ ]                     [ ]                      [ ]
David W.C. Putnam           [ ]                 [ ]                     [ ]                      [ ]
Roger B. Vincent            [ ]                 [ ]                     [ ]                      [ ]
Richard A. Wedemeyer        [ ]                 [ ]                     [ ]                      [ ]

TRUSTEES WHO ARE
"INTERESTED PERSONS"
Thomas J. McInerney         [ ]                 [ ]                     [ ]                      [ ]
John G. Turner              [ ]                 [ ]                     [ ]                      [ ]



INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the ING Investments or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.

                          NAME OF
                         OWNERS AND
                       RELATIONSHIP TO                            VALUE OF   PERCENTAGE OF
   NAME OF TRUSTEE         TRUSTEE      COMPANY  TITLE OF CLASS  SECURITIES      CLASS
------------------------------------------------------------------------------------------
JOHN V. BOYER                N/A          N/A         N/A           $ 0           N/A
J. MICHAEL EARLEY            N/A          N/A         N/A           $ 0           N/A
R. BARBARA GITENSTEIN        N/A          N/A         N/A           $ 0           N/A
PATRICK W. KENNY             N/A          N/A         N/A           $ 0           N/A
WALTER H. MAY                N/A          N/A         N/A           $ 0           N/A
JOCK PATTON                  N/A          N/A         N/A           $ 0           N/A
DAVID W. C. PUTNAM           N/A          N/A         N/A           $ 0           N/A
ROGER B. VINCENT             N/A          N/A         N/A           $ 0           N/A
RICHARD A. WEDEMEYER         N/A          N/A         N/A           $ 0           N/A



COMPENSATION OF TRUSTEES

     Each Feeder Portfolio pays each Trustee who is not an interested person a PRO RATA share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer, and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1),
respectively (additionally, as Chairperson of the Investment Review and Contract Committees, Mr. Vincent receives an additional $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The PRO RATA share paid by each Feeder Portfolio is based on each Feeder Portfolio's average net assets as a percentage of the average net assets of all the funds managed by ING Investments or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

     The following table sets forth information provided by the Feeder Portfolios' ING Investments regarding compensation of Trustees by each Feeder Portfolio and other funds managed by the ING Investments and its affiliates for the fiscal year ended December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Feeder Portfolio do not receive any compensation from a Feeder Portfolio or any other funds managed by the ING Investments or its affiliates.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500. If the Nominating and Governance Committee is active for all four quarters, the Chairperson will receive the full annual retainer of $10,000.

                               COMPENSATION TABLE



                                                                 AGGREGATE       PENSION OR                               TOTAL
                             AGGREGATE          AGGREGATE      COMPENSATION      RETIREMENT                           COMPENSATION
                           COMPENSATION       COMPENSATION       FROM ING         BENEFITS                           FROM REGISTRANT
                             FROM ING           FROM ING      AMERICAN FUNDS   ACCRUED AS PART  ESTIMATED ANNUAL        AND FUND
        NAME OF           AMERICAN FUNDS     AMERICAN FUNDS    GROWTH-INCOME       OF FUND        BENEFITS UPON     COMPLEX PAID TO
   PERSON, POSITION      GROWTH PORTFOLIO   INT'L PORTFOLIO     PORTFOLIO        EXPENSES        RETIREMENT(1)     TRUSTEES (2) (3)
------------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER
 TRUSTEE (4)             $         [    ]  $          [    ]  $                $                $                    $        [    ]
THOMAS J. MCINERNEY
 TRUSTEE (4)                       [    ]             [    ]                                                                  [    ]
JOHN V. BOYER TRUSTEE              [    ]             [    ]                                                                  [    ]
J. MICHAEL EARLEY
 TRUSTEE                           [    ]             [    ]                                                                  [    ]
R. BARBARA GITENSTEIN,
 TRUSTEE                           [    ]             [    ]                                                                  [    ]
ROGER B. VINCENT
 TRUSTEE (5)                       [    ]             [    ]                                                                  [    ]
PATRICK W. KENNY
 TRUSTEE                           [    ]             [    ]                                                                  [    ]
WALTER H. MAY TRUSTEE              [    ]             [    ]                                                                  [    ]
RICHARD A. WEDEMEYER
 TRUSTEE                           [    ]             [    ]                                                                  [    ]
JOCK PATTON  TRUSTEE               [    ]             [    ]                                                                  [    ]
DAVID W.C. PUTNAM
 TRUSTEE                           [    ]             [    ]                                                                  [    ]



(1) The Trust has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3) Represents compensation for [ ]--funds (total in ING Family of Funds as of December 31, 2005).

(4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of ING Investments, DSI, the advisers and distributor to the Trust. Officers and Trustees who are interested persons do not receive any compensation from the Portfolio.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

BOARD

     The Board governs each Feeder Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Feeder Portfolios' activities, review contractual arrangements with companies that provide services to each of the Feeder Portfolios, and review each Feeder Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

     The Board currently conducts regular meetings five (5) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

BOARD COMMITTEES

     EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee operates pursuant to a charter approved by the Board. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. Turner, May, McInerney and Patton. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held [ ](__) meetings during the fiscal year ended December 31, 2005.

     VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Voting Committee whose functions include, among others, reviewing the determination of the value of securities held by the Feeder Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the companies brokerage and ING Investments' compliance charging regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation and Proxy Voting Committee operates pursuant to a charter approved by the Board. The Valuation and Proxy Voting Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee:
Messrs. Patton, May, Boyer, and Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held [ ] (__) meetings during the fiscal year ended December 31, 2005.

     NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board;
(2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Feeder Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Feeder Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Feeder Portfolios with the SEC.

     The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. May, Wedemeyer, and Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held [ ](__) meetings during the fiscal year ended December 31, 2005.

     AUDIT COMMITTEE. The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audits, its financial statements and interim accounting contracts, and to and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs. Kenny, Putnum, Earley, and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee operates pursuant to a Charter approved by the Board. The Audit Committee held [ ](__) meetings during the fiscal year ended December 31, 2005.

     INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Feeder Portfolios and make recommendations to the Board with respect to the Feeder Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Earley, Putnam, Kenny, Turner, and Vincent. Mr. Vincent serves as the Chairperson of Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held four (4) meetings during the fiscal year ended December 31, 2004. The Investment Review Committee for the international equity and fixed income funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Boyer, May, McInerney, Patton and Wedemeyer and Dr. Gitenstein. Mr. Wedemeyer serves as Chairperson of the Investment Review Committee for the international and fixed-income fund. The Investment Review Committee for the international and fixed income funds held [ ](__) meetings during the fiscal year ended December 31, 2005.

     COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Feeder Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, and Patton. Mr. Boyer serves as the Chairman of the Compliance Committee. The Compliance Committee held [ ](__) meeting during the fiscal year ended December 31, 2005.

     CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory andsub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Feeder Portfolios. The responsibilities of the Contracts Committee include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts
Committee: Messrs. Boyer, May, Patton, Vincent, and Wedemeyer. Mr. Vincent serves as the Chairperson of the Contracts Committee. The Contracts Committee held [ ] (__) meetings during the fiscal year ended December 31, 2005.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the
voting securities of a company. As of [   ], 2006, none of the Independent
Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING GROEP") (NYSE: ING), or any affiliated companies of ING Investments or ING. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep. ING Groep is one of the largest financial services organization in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors

     Shares of the Feeder Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, and to investment advisers and their
affiliates. As of [     ], 2006, the Trustees and officers of the Trust owned
less than 1% of the outstanding shares of each Feeder Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Feeder Portfolios addressed herein, except ING USA Annuity and Life Insurance Company. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. A control person may be able to take action regarding a Feeder Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company may be deemed a control person of the Feeder Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series.

                                     ADVISER

     The adviser for the Feeder Portfolios is ING Investments, which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Feeder Portfolios, has the overall responsibility for the management of each Feeder Portfolio's investment portfolio. The ING Investments is a direct, wholly-owned subsidiary of ING Groep.

     On February 26, 2001, the name of the ING Investments changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the investment adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

     The Trust currently offers the shares of its operating Feeder Portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden American Life Insurance Company ("Golden American") and on January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance & Annuity Company and USG Annuity & Life Company to form ING USA. Golden American was a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa. The Trust may in the future offer shares of the Feeder Portfolios to separate accounts of other affiliated insurance companies.

     The ING Investments serves pursuant to the Advisory Agreement between ING Investments and the Trust. The Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for each Feeder Portfolio.

     The Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Feeder Portfolios and to furnish advice and recommendations with respect to investment of each Feeder Portfolio's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Advisory Agreement provides that ING Investments is not subject to liability to the Feeder Portfolio for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.

     The Trust and the ING Investments have received an exemptive order from the SEC that allows the ING Investments to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Interested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Feeder Portfolios, including overall supervisory responsibility for the general management and investment of each Feeder Portfolio's assets, and, subject to the review and approval of the Board, will among other things: (i) set each Feeder Portfolio's overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of a Feeder Portfolio's assets; (iii) when appropriate, allocate and reallocate a Feeder Portfolio's assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the relevant Feeder Portfolio's investment objectives, policies and restrictions.

     After an initial two-year term, the Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Feeder Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

     For information regarding the basis of the Board's approval of the Advisory Agreement, please refer to the annual shareholder report dated December 31, 2005.

     In considering the agreement, the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

     The Advisory Agreement may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days' written notice, without the payment of a penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by ING Investments. The Advisory Agreement will automatically and immediately terminate in the event of its "assignment" (as defined in the 1940 Act and the rules and regulations thereunder).

                                  ADVISORY FEE

     Under the terms of the Advisory Agreement, during periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Feeder Portfolio's average daily net assets during the month, as set out below.



         FEEDER PORTFOLIO                                      ANNUAL ADVISER FEE
ING AMERICAN FUNDS GROWTH PORTFOLIO  If the Feeder Portfolio has not invested all or substantially all of its

         FEEDER PORTFOLIO                                      ANNUAL ADVISER FEE
                                     assets in another investment company:
                                     0.50% of the first $600 million of net assets;
                                     plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
                                     plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
                                     plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
                                     plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
                                     plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
                                     plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
                                     plus 0.30% on net assets in excess of $13.0 billion; and
                                     0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING AMERICAN FUNDS INTERNATIONAL     If the Feeder Portfolio has not invested all or substantially all of its
PORTFOLIO                            assets in another investment company:
                                     0.69% of the first $500 million of net assets;
                                     plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
                                     plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
                                     plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                                     plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                                     plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                     plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                     plus 0.45% on net assets in excess of $10.5 billion; and
                                     0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.

ING AMERICAN FUNDS GROWTH-INCOME     If the Feeder Portfolio has not invested all or substantially all of its assets in
PORTFOLIO                            another investment company:
                                     0.50% of the first $600 million of net assets;
                                     plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
                                     plus 0.40% on net assets greater than $1.5 billion but not exceeding

         FEEDER PORTFOLIO                                      ANNUAL ADVISER FEE
                                     $2.5 billion;
                                     plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                                     plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                     plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                     plus 0.242% on net assets in excess of $10.5 billion; and
                                     0.00% if the Feeder Portfolio invests all or substantially all of its assets in another investment company.



     Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company.

     For the fiscal years ended December 31, 2005, 2004 and 2003, the ING Investments did not receive any investment advisory fees.

INVESTMENT ADVISER TO THE MASTER FUNDS

     The investment adviser to the Master Funds, Capital Research and Management Company ("CRMC"), founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. CRMC is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. CRMC's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. CRMC believes that it is able to attract and retain quality personnel. CRMC is a wholly owned subsidiary of The Capital Group Companies, Inc.

     CRMC is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

     INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement ("Agreement") between the Series and CRMC will continue in effect until [December 31, 2005], unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of trustees of the Series who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that CRMC has no liability to the Series for its acts or omissions in the performance of its obligations to the Master Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of their assignment (as defined in the 1940 Act).

     As compensation for its services, CRMC receives a monthly fee paid which is accrued daily, from each Master Portfolio, and indirectly from each Feeder Portfolio as a shareholder in its corresponding Master Fund, calculated at the annual rates of:



           MASTER FUND                                          ANNUAL INVESTMENT ADVISORY FEE
GROWTH FUND                          0.50% of the first $600 million of net assets;
                                     plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion;
                                     plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion;
                                     plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion;
                                     plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion;
                                     plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion;
                                     plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion;
                                     plus 0.30% on net assets in excess of $13.0 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion.

INTERNATIONAL FUND                   0.69% of the first $500 million of net assets;
                                     plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion;
                                     plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion;
                                     plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                                     plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                                     plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                     plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                     plus 0.45% on net assets in excess of $10.5 billion but not exceeding $17 billion, plus 0.44% on net assets greater than $17 billion but not exceeding $21 billion, plus 0.43% on net assets in excess of $21 billion.

           MASTER FUND                                          ANNUAL INVESTMENT ADVISORY FEE
GROWTH-INCOME FUND                   0.50% of the first $600 million of net assets;
                                     plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion;
                                     plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion;
                                     plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion;
                                     plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion;
                                     plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion;
                                     plus 0.242% on net assets in excess of $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21 billion, plus 0.225% on net assets in excess of $21.0 billion.



     The following identifies the fees indirectly paid by the Trust to CRMC for advisory services under the Agreement for the periods ended December 31, 2003, 2004 and 2005.



                                                    ADVISORY FEE(1)
            FEEDER PORTFOLIO                   2005      2004       2003
ING American Funds Growth Portfolio         [    ]---  $   2,362  $      66
ING American Funds Growth-Income Portfolio  [    ]---      1,808         43
ING American Funds International Portfolio  [    ]---      1,145         31



(1) Since the Investment Advisory and Service Agreement for the Master Funds is a tiered structure, the actual amounts received by CRMC may have been different. Amounts shown are rounded to thousands.

     For more information regarding the sub-advisers of the Master Funds and for information regarding the Master Funds' sub-adviser's compensation, other accounts managed by the Master Funds' sub-advisers and each Master Funds' sub-adviser's ownership of securities in the Feeder Portfolios, see the Master Funds' statement of additional information which is delivered together with this SAI.

                                  ADMINISTRATOR

     ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Feeder Portfolios pursuant to the Administration Agreement with the Trust. Its principal place of business is 7337 East Doubletree Ranch Road, Scottsdale Arizona 85258. Subject to the supervision of the Board, the Administrator provides all administrative services necessary for the operation of the Feeder Portfolios, except for those services performed by the ING Investments under the Advisory Agreement, the custodian under the Custodian Agreement, the transfer agent under the Transfer Agency Agreement and such other service providers as may be retained by the Feeder Portfolios from time to time. The Administrator acts as a liaison among these service providers to the Feeder Portfolios. ING Funds Services also furnishes the Feeder

Portfolios with adequate personnel, office space, communications facilities and other facilities necessary for the operation of the Feeder Portfolios. These services include preparation of annual and other reports to shareholders and to the SEC. ING Funds Services also handles the filing of federal, state and local income tax returns not being furnished by other service providers. The Administrator is also responsible for monitoring the Feeder Portfolios' compliance with applicable legal requirements and with their investment policies and restrictions for the Feeder Portfolios.

     The Administration Agreement with ING Funds Services may be cancelled by the Trust on behalf of a Feeder Portfolio, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty upon sixty (60) day's written notice to the Trust.

     During periods when the Feeder Portfolios invest directly in investment securities each Feeder Portfolio pays the Administrator an annual fee, payable monthly in arrears, equal to 0.10% of average daily net assets. Each Feeder Portfolio anticipates investing substantially all of its assets in another investment company. The Administrator is a wholly owned subsidiary of ING Groep and the immediate parent company of the ING Investments.

     For the fiscal years ended December 31, 2005, 2004 and 2003, the Administrator [did not receive any fees pursuant to the Administration agreement].

                          DISTRIBUTION OF TRUST SHARES

     Shares of each Feeder Portfolio are distributed by Directed Services, Inc. ("DSI" or "Distributor") pursuant to a Distribution agreement between the Trust, on behalf of each Feeder Portfolio, and DSI. DSI is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. The Distribution Agreement requires the Distributor to use its reasonable best efforts to solicit purchases of shares of the Feeder Portfolios. Nothing in the Distribution Agreement protects the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of the Distributor's duties under the agreement or by reason of the Distributor's reckless disregard of its obligations and duties under the agreement. The Distributor is entitled to receive a fee described in any distribution plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act ("Plan").

     The Distribution Agreement will remain in effect from year to year with respect to each Feeder Portfolio only if, after an initial term, continuance is approved annually by a majority of the Trustees, including a majority of those Trustees who are not interested persons (as defined in the 1940 Act) or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio. The Plan may be terminated as to a particular Feeder Portfolio at any time on sixty (60) days' written notice, without the payment of any penalty, by the Trust (by vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of such Feeder Portfolio) or by the Distributor. The Plan terminates automatically in the event of its assignment as described in the 1940 Act and the rules and interpretations thereunder. DSI, like ING Investments, is an indirect wholly owned subsidiary of ING Groep.

RULE 12b-1 PLANS OF THE FEEDER PORTFOLIOS

     The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act on behalf of each Feeder Portfolio. DSI serves as the Feeder Portfolios' Distributor and

Principal Underwriter. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of a Feeder Portfolio's shares. DSI is an affiliate of ING Investments.

     The Plan provides that the Feeder Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI at annual rates not to exceed 0.50% of the average daily net assets of such Feeder Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

     Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Feeder Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are directly linked to its expenses). The Feeder Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     The Plan permits the Feeder Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% of the average daily net assets of such Feeder Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the Feeder Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the Feeder Portfolios' investment objectives and policies and other information about the Feeder Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the Feeder Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the Feeder Portfolios' accounts; and (h) financing any other activity that the Trust's Board determines is primarily intended to result in the sale of the Feeder Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the Feeder Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the Feeder Portfolios without the approval of a majority of the outstanding shares of each of the Feeder Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

     The Plan was adopted because of its anticipated benefit to the Feeder Portfolios. These anticipated benefits include increased promotion and distribution of the Feeder Portfolios' shares, an enhancement in the Feeder Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the Feeder Portfolios.

     Payments made as of the fiscal year ended December 31, 2005 under the Plan, are as follows:



             FEEDER PORTFOLIOS               DISTRIBUTION FEES (RULE 12b-1 PLAN)
ING AMERICAN FUNDS GROWTH PORTFOLIO
Advertising                                                 [    ]
Printing                                                    [    ]
Salaries & Commissions                                      [    ]
Broker Servicing                                            [    ]
Miscellaneous                                               [    ]
TOTAL                                                       [    ]
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                  [    ]
Advertising                                                 [    ]
Printing                                                    [    ]
Salaries & Commissions                                      [    ]
Broker Servicing                                            [    ]
Miscellaneous                                               [    ]
TOTAL                                                       [    ]
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                  [    ]
Advertising                                                 [    ]
Printing                                                    [    ]
Salaries & Commissions                                      [    ]
Broker Servicing                                            [    ]
Miscellaneous                                               [    ]
TOTAL                                                       [    ]



RULE 12b-1 PLANS OF THE MASTER FUNDS

     The Master Series has adopted a Plan of Distribution ("Master Fund Plan") for its Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Series will pay 0.25% of each Master Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of the Master Series has approved the categories of expenses for which payment is being made. Shareholders of the Class 2 shares of a Master Fund, including a Feeder Portfolio, pay only their proportionate share of a Master Fund Plan's expenses.

     The following identifies the distribution fees indirectly paid by the Trust to CRMC for the period ended December 31, 2005.



                                               DISTRIBUTION FEE(1)
             FEEDER PORTFOLIO                         2005
 ING American Funds Growth Portfolio                 [    ]
 ING American Funds Growth-Income Portfolio          [    ]
 ING American Funds International Portfolio          [    ]



(1) Estimated indirect Distribution Fees would have been received by American Funds Distributors, Inc., an affiliate of CRMC.

     For additional information regarding the Master Fund Plans, see the Master Funds' statement of additional information which is delivered together with this SAI.

FUND PARTICIPATION AGREEMENT

     The Trust, on behalf of the Feeder Portfolios, has entered into a Fund Participation Agreement that governs the relationship between the Feeder Portfolios and the insurance company separate accounts that will offer the Feeder Portfolios as investment options for eligible variable life insurance policies and variable insurance contracts. The Fund Participation Agreement addresses, among other things, the provision of certain services to contract owners, the allocation of certain marketing- and service-related expenses and the provision and accuracy of offering materials. The Series, an open-end management investment company that is a business trust organized under the laws of the Commonwealth of Massachusetts, has received a "Mixed and Shared Funding Order" from the SEC granting relief from certain provisions of the 1940 Act and the rules thereunder to the extent necessary to permit shares of the Master Funds to be sold to variable annuity and life insurance separate accounts of unaffiliated insurance companies.

     Under the terms of the Fund Participation Agreement, the Series reserves the right to suspend or terminate sales of shares of the Master Funds to the Feeder Portfolios if such action is required by law, or if the Board of Trustees of the Series, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority. In addition, the Trust reserves the right to terminate purchases of shares of the Master Funds by the Trust and the Feeder Portfolios if such action is required by law, or if the Board, while exercising its independent judgment and acting in good faith and in light of its fiduciary duties under federal law and any applicable state laws, deems it necessary, appropriate and in the best interests of the Series and its shareholders or in response to the order of an appropriate regulatory authority.

                                 CODE OF ETHICS

     The Feeder Portfolios, ING Investments, the Master Funds' investment adviser, and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Feeder Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Feeder Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Feeder Portfolios that may arise from personal trading of securities that may be purchased or held by the Feeder Portfolios or the Feeder Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Feeder Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Feeder Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.

            DISCLOSURE OF THE FEEDER PORTFOLIOS' PORTFOLIO SECURITIES

     Each Feeder Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Feeder Portfolio's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, each Feeder Portfolio posts its complete portfolio holdings schedule on ING Fund's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (I.E., each Feeder Portfolio will post the quarter-ending June 30 holdings on August 1).

     Each Feeder Portfolio also compiles a list of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Fund's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute each Feeder Portfolio's shares and most third parties may receive a Feeder Portfolio's annual or semi-annual shareholder reports, or view on ING Fund's website, the Feeder Portfolios' complete portfolio holdings schedule. The Top Ten list also is provided in quarterly Feeder Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING Fund's website, a Feeder Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Feeder Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Feeder Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Feeder Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Feeder Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions, on an as-needed basis;

     - To financial printers for the purpose of preparing the Feeder Portfolios' regulatory filings,

     -    For the purpose of due diligence regarding a merger or acquisition,

     - To a new adviser or sub-adviser prior to the commencement of its management of the Feeder Portfolios,

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Feeder Portfolios than is posted on the Feeder Portfolios' website,

     - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Feeder Portfolios,

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Feeder Portfolios, or

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Feeder Portfolio assets and minimal impact on remaining Feeder Portfolio shareholders.

     In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Feeder Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Feeder Portfolios' portfolio securities is in the best interests of the Feeder Portfolios' shareholders, including procedures to address conflicts between the interests of the Feeder Portfolios' shareholders, on the one hand, and those of the ING Investments, principal underwriter or any affiliated person of the Feeder Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Feeder Portfolios' Administrator to implement the Board's policies and direct Administrator to document the expected benefit to shareholders. Among other considerations, the Administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Feeder Portfolio's shareholders. Similarly, the Administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of the Feeder Portfolio's Administrator to authorize the release of the Feeder Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Feeder Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Feeder Portfolios have the following ongoing arrangements with certain third parties to provide the Feeder Portfolios' portfolio holdings:



                                                                              TIME LAG BETWEEN DATE OF
                                                                                INFORMATION AND DATE
           PARTY                     PURPOSE               FREQUENCY            INFORMATION RELEASED
Institutional Shareholder     Proxy Voting & Class
Services, Inc.                Action Services                Daily                      None
Charles River Development     Compliance                     Daily                      None



     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Feeder Portfolios and their shareholders. The Feeder Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving any of the Feeder Portfolios will be disclosed to the Feeder Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Feeder Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES

     When a Feeder Portfolio is a feeder in a master/feeder structure, proxies for the portfolio securities of the Master Fund will be voted pursuant to the Master Fund's proxy voting policies and procedures. The following procedures apply only if the Feeder Portfolios are removed from the master/feeder structure. The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Feeder Portfolios' portfolio securities. The procedures and guidelines delegate to the ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require the ING Investments to vote proxies in accordance with the Feeder Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Feeder Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation Proxy and Brokerage Committee to oversee the implementation of the Feeder Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Feeder Portfolios, including procedures of the ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information is available through the ING Funds' website (www.INGFunds.com) regarding how to locate information on the SEC's EDGAR database (www.sec.gov) on how each Master Fund voted proxies relating to portfolio securities for the one-year period ending June 30th.

                   FEEDER PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

     The brokerage commission for each of the Feeder Portfolios is paid at each Feeder Portfolio's Master Fund level. For information regarding portfolio brokerage of each Master Fund see the Master Funds' statement of additional information which is delivered together with this SAI.

FEEDER PORTFOLIO TURNOVER

     The portfolio turnover of each Master Fund is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Feeder Portfolios.

DETERMINATION OF NET ASSET VALUE OF THE FEEDER PORTFOLIOS

     As noted in the Prospectus, the net asset value ("NAV") and offering price of each class of each Feeder Portfolio's shares will be determined each once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Feeder Portfolio shares will not be priced on these days. On these days, securities held by a Master Fund may nevertheless be actively traded, and the value of a Feeder Portfolio's share could be indirectly affected. The NAV per share of each class of each Feeder Portfolio is calculated by taking the value of the Feeder Portfolio's assets attributable to that class, subtracting the Feeder Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The NAV of the Feeder Portfolios is determined based upon the NAV of the Master Funds. Determination of the NAV of the Master Funds is the responsibility of the Master Funds and not the Feeder Portfolios'.

DETERMINATION OF NET ASSET VALUE OF THE MASTER FUNDS

     Securities of each Master Fund are valued at their NAV. For information regarding the determination of NAV of each Master Fund, see the Master Funds' statement of additional information which is delivered together with this SAI.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Feeder Portfolios, and the total return of the Feeder Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Feeder Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Feeder Portfolio offers its shares.

     Quotations of yield for the Feeder Portfolios will be based on all investment income per share earned during a particular thirty 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

     YIELD = 2 [((a-b)/cd + 1) (TO THE POWER OF 6) -1]

where,
     a = dividends and interest earned during the period,

     b = expenses accrued for the period (net of reimbursements),

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Feeder Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Feeder Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Feeder Portfolio), calculated pursuant to the following formula: P (1 + T) (TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Feeder Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     The following are the Feeder Portfolios' average annual total returns for the periods indicated for each year ended December 31:



                                                                     SINCE INCEPTION OF
                                             1 YEAR(1)  5 YEARS(1)  FEEDER PORTFOLIOS (1)
ING American Funds Growth Portfolio             [ ]         [ ]              [ ]
ING American Funds Growth-Income Portfolio      [ ]         [ ]              [ ]

ING American Funds International Portfolio      [ ]         [ ]              [ ]



(1)  The Feeder Portfolios commenced operations September 9, 2003.

     Each Feeder Portfolio may be categorized as to its market capitalization make-up ("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. A Feeder Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Feeder Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Feeder Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the Feeder Portfolio's returns tended to be 10% higher than the market return during periods in which market returns were positive. The converse is also true: a Beta of 0.90 indicates that the Feeder Portfolio's returns tended to be 10% lower than the market return during periods in which market returns were negative.

     Performance information for a Feeder Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Composite Stock Index, the S&P 1500 Supercomposite Healthcare Sector Index, the S&P/Barra Value Index, the S&P MidCap 400 Index, the S&P SmallCap 600 Index, the Dow Jones Industrial Average ("DJIA"), the Goldman Sachs Internet Index, the Lehman Brothers Government Bond Index, the Lehman Brothers U.S. Government/Credit Bond Index, the Lehman Brothers Aggregate Bond Index, the Lehman Government/Credit Bond 1-3 Year Index, the iMoneyNet First Tier Retail Index, the Merrill Lynch High Yield Cash Pay Index, the and the Merrill Lynch U.S. High Yield BB-B Rated Index, the NASDAQ Composite Index, the Morgan Stanley Capital International Inc.'s ("MSCI") EAFE Index, the MSCI All Country World Index(TM), the MSCI Emerging Markets Index(TM), the MSCI World Index(TM), the Russell Midcap(R) Index, the Russell Midcap(R) Growth Index, the Russell 1000(R) Index, the Russell 1000(R) Growth, the Russell 1000(R) Value, the Russell 2000(R) Index, the Russell 3000(R) Index, the Wilshire Real Estate Securities Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Feeder Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Feeder Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Feeder Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Feeder Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning ING Investments, CRMC, the investment adviser of the Master Funds, or affiliates of the Trust, ING Investments, or CRMC, including (i) performance rankings of other mutual funds managed by the investment adviser, or the individuals employed by CRMC who exercise responsibility for the day-to-day management of a Feeder Portfolio or Master Fund, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of investment advisers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a Feeder Portfolio is intended, based upon each Feeder Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Feeder Portfolio will not take into account charges and deductions against any Separate Accounts to which the Feeder Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Feeder Portfolio reflects only the performance of a hypothetical investment in the Feeder Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Feeder Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Feeder Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Feeder Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to ING Investments and its affiliates. Shares will generally not be offered to other investors.

     Each Feeder Portfolio that has commenced operations has qualified (any Feeder Portfolio of the Trust that has not yet commenced operations intends to qualify), and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Feeder Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Feeder Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) at the close of each quarter of the Feeder Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Feeder Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Feeder Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Feeder Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Feeder Portfolio should have little or no income taxable to it under the Code.

     Each Feeder Portfolio must comply with (and intends to also comply with) the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. Each Feeder Portfolio intends to do so through its investment in the applicable Master Fund. Specifically, each Feeder Portfolio intends, through its investment in the applicable Master Funds, to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Feeder Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), investments in RICs are not treated as a single investment, rather a pro rata portion of each asset of the RIC is deemed held. All securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

     Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

     With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Feeder Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

     The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Feeder Portfolio. You may not select or direct the purchase or sale of a particular investment of a Feeder Portfolio. All investment decisions concerning the Feeder Portfolios must be made by the portfolio manager for such Feeder Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Feeder Portfolio.

     Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Feeder Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.

     If a Feeder Portfolio or Master Fund fails to qualify to be taxed as a regulated investment company, the Feeder Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Feeder Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Feeder Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Feeder Portfolio or Master Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Feeder Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Feeder Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts. To avoid the excise tax, each Feeder Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Feeder Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Master Fund with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Master Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S.

possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Feeder Portfolio that invests in such Master Funds is reduced by these foreign taxes. Owners of Variable Contracts investing in such Feeder Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     A "passive foreign investment company" ("PFIC") is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Feeder Portfolio investing in a Master Fund holding securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Feeder Portfolio making such investments. Owners of Variable Contracts investing in such Feeder Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Master Fund may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Master Fund.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Feeder Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Feeder Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [ ] investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights or subscription rights. In liquidation of a Feeder Portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that Feeder Portfolio. All of the Feeder Portfolios discussed in this SAI are diversified under the 1940 Act.

     On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS

     Shareholders of the Feeder Portfolios are given certain voting rights. Each share of each Feeder Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Feeder Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of a Feeder Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies, as permitted under the federal tax rules relating to the Feeder Portfolios serving as investment mediums for variable contracts. Shares of the Feeder Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, and between separate accounts of unaffiliated insurers. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.

     Shares of each Feeder Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of any Feeder Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Feeder Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Feeder Portfolio to make payment wholly or partly in cash, the Feeder Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

     If you invest in a Feeder Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Feeder Portfolio's shares.

EXCHANGES

     Shares of each portfolio may be exchanged for shares of another portfolio. Exchanges are treated as a redemption of shares of one portfolio and a purchase of shares of one or more of the other portfolios and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of a Feeder Portfolio, and should refer to the prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Feeder Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more Feeder Portfolios at any time. In the event that a Feeder Portfolio ceases offering its shares, any investments allocated by an insurance company to such Feeder Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Feeder Portfolio.

CUSTODIAN

     The Bank of New York, One Wall Street, New York, NY 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Feeder Portfolios.

TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Feeder Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, located at 99 High Street, Boston, MA 02110, serves as the Feeder Portfolios' independent registered public accounting firm. KPMG audits the financial statements of the Trust and provides other audit, tax, and related services. For information regarding the

Master Funds' independent registered public accounting firm, please consult the Master Funds' statement of additional information.

LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT

     This SAI and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be obtained from the SEC upon payment of the prescribed fee or examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Trust ends on December 31. Each Feeder Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the independent auditors will be sent to shareholders each year.

FINANCIAL STATEMENTS

     Financial statements for the fiscal year ended December 31, 2005 are included in the Feeder Portfolios' annual shareholder report and are incorporated by reference in this SAI. The Feeder Portfolios' annual and semi-annual shareholder reports may be obtained without charge by writing or calling the Trust at the address or telephone number set forth on the cover of this SAI.

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                        REVISION DATE: SEPTEMBER 15, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Procedures of the Adviser (the "Adviser Procedures") are attached hereto as
EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                    Committee

                A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                The Proxy Coordinator shall use best efforts to timely refer matters to a

                Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES


I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the

        Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.      Assessment of the Agent

                The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.      Conflicts of Interest

                The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two
                (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                       TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President, ING
                              Investments, LLC

Todd Modic                    Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                              and Chief Financial Officer of the ING Funds

Maria Anderson                Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                  Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                              Funds Services, LLC

Julius Drelick                Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services

Steve Wastek, Esq.            Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS


I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
    (2)   Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -   If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES
    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.     GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
    -   the opening of the shareholder meeting
    -   that the meeting has been convened under local regulatory requirements
    -   the presence of quorum
    -   the agenda for the shareholder meeting
    -   the election of the chair of the meeting
    -   the appointment of shareholders to co-sign the minutes of the meeting
    -   regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -   the allowance of questions
    -   the publication of minutes
    -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -   it is editorial in nature;

    -   shareholder rights are protected;
    -   there is negligible or positive impact on shareholder value;
    -   management provides adequate reasons for the amendments; or
    -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                  800-366-0066


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2006


                                   ----------


                        ING LIFESTYLE MODERATE PORTFOLIO


                     ING LIFESTYLE MODERATE GROWTH PORTFOLIO

                         ING LIFESTYLE GROWTH PORTFOLIO

                    ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO


Adviser Class, Institutional Class, Service Class (formerly Service 1 Class) and
                             Service 2 Class Shares

     This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio," and collectively, the "LifeStyle Portfolios") of ING Investors Trust ("Trust"). A prospectus (each, a "Prospectus" and collectively, the "Prospectuses") for the LifeStyle Portfolios, dated May 1, 2006, that provide the basic information you should know before investing in the LifeStyle Portfolios, may be obtained without charge from the LifeStyle Portfolios or the LifeStyle Portfolios' principal underwriter, Directed Services, LLC at the address listed above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006 which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

     The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The LifeStyle Portfolios' financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the LifeStyle Portfolios' Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.


                                   ----------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                TABLE OF CONTENTS


INTRODUCTION                                                                  1
HISTORY OF THE TRUST                                                          1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                           1
INVESTMENT RESTRICTIONS                                                       46
     Fundamental Investment Restrictions                                      48
     Non-Fundamental Investment Restrictions                                  47
MANAGEMENT OF THE TRUST                                                       50
ADVISER                                                                       63
INFORMATION REGARDING THE ASSET ALLOCATION COMMITTEE MEMBERS                  65
ADMINISTRATOR                                                                 66
DISTRIBUTOR                                                                   67
SHAREHOLDER SERVICING AGREEMENT                                               68
CODE OF ETHICS                                                                70
DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES                  71
PROXY VOTING PROCEDURES                                                       72
PORTFOLIO TRANSACTIONS AND BROKERAGE                                          72
NET ASSET VALUE                                                               76
PERFORMANCE INFORMATION                                                       78
TAXES                                                                         80
OTHER INFORMATION                                                             82
FINANCIAL STATEMENTS                                                          85
APPENDIX A:  DESCRIPTION OF BOND RATINGS                                      A1
APPENDIX B:  PROXY VOTING PROCEDURES                                          B1

                                  INTRODUCTION

     This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser Class ("ADV Class"), Institutional Class ("Class I"), Service Class ("Class S") and Service 2 Class shares of the LifeStyle Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended solely for investors who have read the Prospectuses and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and some investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC ("ING Investments") reasonably believes is compatible with the investment objectives and polices of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses. Terms not defined herein have the meanings given to them in the Prospectuses.

                              HISTORY OF THE TRUST

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment portfolios. The Trust is authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust currently has authorized [ ] Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to the following four Portfolios: ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio, and ING LifeStyle Aggressive Growth Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The LifeStyle Portfolios normally invest all of their assets in shares of other ING mutual funds ("Underlying Funds"), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES


U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.

Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan

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Banks. While these securities are issued, in general, under the authority of an
Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment.


Certain of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     MORAL OBLIGATION SECURITIES

     Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

     MUNICIPAL LEASE OBLIGATIONS

     Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. The Underlying Funds may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     An Underlying Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

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

     SHORT-TERM MUNICIPAL OBLIGATIONS

     Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Certain of the Underlying Funds may invest in tax-exempt industrial development bonds and pollution control bonds, which are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.


Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.

Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.


CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Portfolios' investment objectives and policies in the relevant Prospectuses or in this SAI. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Portfolios may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the sub-adviser.


The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


Moody's or Standard & Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Underlying Fund's adviser.

FLOATING OR VARIABLE RATE INSTRUMENTS

Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

HIGH YIELD BONDS

Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa3 by Moody's or BBB- by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.


Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental

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analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS


Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.


BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS


Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time

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deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.


Certain of the Underlying Funds invest only in bank and S&L obligations as specified in that Underlying Fund's investment policies. Other Underlying Funds will not invest in obligations issued by a commercial bank or S&L unless:

     (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the sub-adviser, similar creditworthiness to institutions having outstanding securities so rated;

     (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

     (iii) in the case of a foreign bank, the security is, in the determination of the sub-adviser, of an investment quality comparable with other debt securities that may be purchased by the Underlying Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

SAVINGS ASSOCIATION OBLIGATIONS

Certain of the Underlying Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or S&Ls that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

COMMERCIAL PAPER


Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


All of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.

Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Trust's Board of Trustees ("Board") shall not be considered to be restricted.

INTERNATIONAL DEBT SECURITIES

The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws

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(including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SOVEREIGN DEBT


Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.


PASSIVE FOREIGN INVESTMENT COMPANIES


Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.


MORTGAGE-BACKED SECURITIES

Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. See "U.S. Government Securities."

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Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on ARMS is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     STRIPPED MORTGAGE-BACKED SECURITIES

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     Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     FOREIGN MORTGAGE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of

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     these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

     AGENCY MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     GNMA CERTIFICATES

     Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

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     Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

     SUBORDINATED MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

                                       13
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     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the Trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the

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     instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES

Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the

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returned principal at prevailing interest rates, which may be lower.
Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-related and asset-backed securities, the Portfolios take the position that such instruments do not represent interests in any particular industry or group of industries.


Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.




Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.


     COLLATERALIZED DEBT OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default

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     and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     LOAN PARTICIPATIONS

     Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.

TO BE ANNOUNCED ("TBA") SALE COMMITMENTS


TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


ZERO-COUPON AND PAY-IN-KIND BONDS


Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS


Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are

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U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."


INFLATION-INDEXED BONDS


Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.


EVENT-LINKED BONDS


Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


GUARANTEED INVESTMENT CONTRACTS


Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


CREDIT-LINKED NOTES


Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related

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events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.


TRUST-PREFERRED SECURITIES


Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS


COMMON STOCK AND OTHER EQUITY SECURITIES


Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.


Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK


Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.


CONVERTIBLE SECURITIES


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A convertible security is a security that may be converted either at a stated
price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS


Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.


EURODOLLAR CONVERTIBLE SECURITIES

Certain of the Underlying Funds may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES


Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.

An Underlying Fund's transactions in derivative instruments may include:

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     -    The purchase and writing of options on securities (including index options) and options on foreign currencies;

     - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.


The success of transactions in derivative instruments depends on the sub-adviser's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS


An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.


OPTIONS ON FUTURES CONTRACTS


A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.

Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."


STOCK INDEX FUTURES CONTRACTS

A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.


To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:


     (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:


          (a)  Forego possible price appreciation;

          (b) Create a situation in which the securities would be difficult to repurchase; or

          (c)  Create substantial brokerage commissions;


     (2) When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or


     (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:


     (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or


     (2)  To close out stock index futures sales transactions.


Each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.


If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.


Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

STRADDLES

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold an other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.


Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.


GOLD FUTURES CONTRACTS

A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

LIMITATIONS

When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.


When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.


OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES


An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.

Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.


RISKS OF OPTIONS TRANSACTIONS


The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.

Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS


In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.


OPTIONS ON SECURITIES INDEXES


Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

OVER-THE-COUNTER OPTIONS

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.


The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS


There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

Most Underlying Funds will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign markets or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings proved by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. Certain of the Underlying Funds could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

OPTIONS ON FOREIGN CURRENCIES


Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.


SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap.

Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES


Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.


LEASE OBLIGATION BONDS


Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.


STRUCTURED SECURITIES


Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.


INDEXED SECURITIES

Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying

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currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.


The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


HYBRID INSTRUMENTS


Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.


The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.


Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the

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terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.


Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund. Accordingly, each Underlying Fund will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that an Underlying Fund's investment in Hybrid Instruments will account for more than 10% of an Underlying Fund's return (positive or negative).

DOLLAR ROLL TRANSACTIONS


Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other

                                       33
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assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

Certain of the Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.

Certain of the Underlying Portfolio may have no more than 25% of its total assets invested in securities of issuers located in any one emerging market country.

Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.


Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.


There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.


Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or

                                       34
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confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.


DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS


Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS


Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

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FOREIGN BANK OBLIGATIONS


Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.


FOREIGN CURRENCY TRANSACTIONS


Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


     FORWARD CURRENCY CONTRACTS

     Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     An Underlying Funds may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

     If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

     OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

     FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     CURRENCY MANAGEMENT

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     An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

     EXCHANGE RATE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, ending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER


Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

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CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS


Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.


The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.


Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.


REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent

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with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES


An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.


     EXCHANGE TRADED FUNDS ("ETFs")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

     STANDARD & POOR'S DEPOSITARY RECEIPTS

     Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     iSHARES MSCI INDEX SHARES

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

     Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INITIAL PUBLIC OFFERINGS ("IPOs")

Certain of the Underlying Funds may, consistent with its investment policies, invest in IPOs. IPOs occur when a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time fo the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Underlying Funds' adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Underlying Funds. Any signs from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Underlying Funds' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Underlying Funds' performance when the Underlying Funds' asset bases are small. Consequently, IPOs may constitute a significant portion of the Underlying Funds' returns particularly when the Funds are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Underlying Funds' assets as it increases in size and, therefore, have a more limited effect on the Underlying Funds' performance.

There can be no assurance that IPOs will continue to be available for the Underlying Funds to purchase. The number or quality of IPOs available for purchase by the Underlying Funds may vary, decrease or entirely disappear. In some cases, the Underlying Funds may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Underlying Funds to realize a profit.

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SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely.


The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.


SHORT SALES AGAINST THE BOX

A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund. Short Sales against the box are not subject to the percentage limitations on short sales decribed in the Prospectuses.

ILLIQUID SECURITIES

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Board.

RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's Board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

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Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. An Underlying Fund also may be required to mainatain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.

LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -possible declines in the value of real estate;
     -    adverse general or local economic conditions;

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     -    possible lack of availability of mortgage funds;
     -    overbuilding;
     -    extended vacancies of properties;
     -    increases in competition, property taxes and operating expenses;
     -    changes in zoning or applicable tax law;
     - costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;
     -    casualty or condemnation losses;
     - uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and
     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES


The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.


SMALL COMPANIES


Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.


Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its adviser would otherwise have sold the security. It is possible that an Underlying Fund's adviser or an affiliate or client of an Underlying Fund's adviser may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.


UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.


PRIVATE FUNDS


Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.


STRATEGIC TRANSACTIONS


Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES


Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.


     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES


Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.


TEMPORARY DEFENSIVE INVESTMENTS


For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.

PORTFOLIO TURNOVER

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, + which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS


Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio may not:

     1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities).

     2.   Make investments for the purpose of exercising control or management.

     3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this SAI, as they may be amended from time to time.

     5. Issue senior securities to the extent such issuance would violate applicable law.

     6. Borrow money, except that the Portfolio (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Portfolio's investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     7. Underwrite securities of other issuers, except insofar as the Portfolio technically may be deemed an underwriter under the 1933 Act in selling portfolio securities.

     8. Purchase or sell commodities or contracts on commodities, except to the extent the Portfolio may do so in accordance with applicable law and the Portfolio's Prospectus and SAI, as they may be amended from time to time.

The fundamental investment restrictions set forth above may be modified so as to provide the LifeStyle Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the LifeStyle Portfolios without receiving prior shareholder approval of the change.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

     1. No Portfolio may purchase securities of other investment companies, except (a) a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange; or
          (b) as otherwise permitted under the 1940 Act.


     2. A Portfolio may invest in short-term instruments, U.S. Government securities, money market instruments, and other securities in addition to securities of other affiliated investment companies, for temporary defensive purposes or otherwise as deemed advisable by ING Investments to the extent permissible under existing or future rules of the SEC.

                             MANAGEMENT OF THE TRUST


The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each Portfolio, including the LifeStyle Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. [As of January 1, 2006, the Trustees are John V. Boyer,
J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger B. Vincent, and Richard A. Wedemeyer.] The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Huey P. Falgout, Jr. Mary Gaston, Theresa K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


  Set forth in the table below is information about each Trustee of the Trust.

Set forth in the table below is information about each Trustee:


INFORMATION ABOUT THE TRUSTEES


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                 ING FUND
                                                  TERM OF OFFICE                                 COMPLEX
                                POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE        WITH THE TRUST   TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2) (3)    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee           January 2005 --  Executive Director, The          [--]       None
7337 East Doubletree Ranch Rd.                    Present          Mark Twain House & Museum
Scottsdale, Arizona 85258                                          (4) (September 1989 -
Age: 52                                                            Present)

J. MICHAEL EARLEY               Trustee           January 1997 --  President and Chief              [--]       None
7337 East Doubletree Ranch Rd.                    Present          Executive Officer,
Scottsdale, Arizona 85258                                          Bankers Trust Company,
Age: 60                                                            N.A. ( June 1992 -
                                                                   Present).

R. BARBARA GITENSTEIN           Trustee           January 1997 --  President, College of New        [--]       None
7337 East Doubletree Ranch Rd.                    Present          Jersey (January 1999 -
Scottsdale, Arizona 85258                                          Present).
Age: 58

PATRICK W. KENNY                Trustee           January 2005     President and Chief              [--]       Assured Guaranty
7337 East Doubletree Ranch Rd.                    -- Present       Executive Officer                           Ltd. (November 2003
Scottsdale, Arizona 85258                                          International Insurance                     - Present).
Age: 63                                                            Society (June 2001 -
                                                                   Present); and Executive
                                                                   Vice President, Frontier
                                                                   Insurance Group, Inc.
                                                                   (September 1998 - March
                                                                   2001)

WALTER H. MAY                   Trustee           February 2002    Retired.                         [--]       BestPrep Charity
7337 East Doubletree Ranch Rd.                    -- Present                                                   (September 1991 -
Scottsdale, Arizona 85258                                                                                      Present).
Age: 69

JOCK PATTON                     Chairman and      February 2002    Private Investor (June           [--]       JDA Software Group,
7337 East Doubletree Ranch Rd.  Trustee           -- Present       1997 - Present).                            Inc. (January 1999
Scottsdale, Arizona 85258                                          Formerly, Director and                      - Present); Swift
Age: 60                                                            Chief Executive Officer,                    Transportation Co.
                                                                   Rainbow Multimedia Group,                   (March 2004 -
                                                                   Inc. (January 1999 -                        Present).
                                                                   December 2001).;

DAVID W.C. PUTNAM               Trustee           February 2002    President and Director,          [--]       Progressive Capital
7337 East Doubletree Ranch Rd.                    -- Present       F.L. Putnam Securities                      Accumulation Trust
Scottsdale, Arizona 85258                                          Company, Inc.(June 1978                     (August 1998 -
Age: 66                                                            - Present).                                 Present); Principled
                                                                                                               Equity Market Trust
                                                                                                               (November 1996 -
                                                                                                               Present); Mercy
                                                                                                               Endowment Foundation
                                                                                                               (September 1995 -
                                                                                                               Present); Asian
                                                                                                               American Bank and
                                                                                                               Trust Company (June
                                                                                                               1992 - Present); and
                                                                                                               Notre Dame Health
                                                                                                               Care Center (July
                                                                                                               1991 - Present).

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                 ING FUND
                                                  TERM OF OFFICE                                 COMPLEX
                                POSITION(S) HELD  AND LENGTH OF    PRINCIPAL OCCUPATION(S) -    OVERSEEN BY    OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE        WITH THE TRUST   TIME SERVED (1)   DURING THE PAST 5 YEARS   TRUSTEE (2) (3)    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT (5)            Trustee           January 1994 --  President,                       [--]       AmeriGas Propane,
7337 East Doubletree Ranch Rd.                    Present          Springwell                                  Inc. (January 1998 -
Scottsdale, Arizona 85258                                          Corporation (March                          Present).
Age: 60                                                            1989 - Present).

RICHARD A. WEDEMEYER            Trustee           February 2002    Retired. Formerly                [--]       Touchstone
7337 East Doubletree Ranch Rd.                    -- Present       Vice President -                            Consulting Group
Scottsdale, Arizona 85258                                          Finance and                                 (June 1997 -
Age: 69                                                            Administration, The                         Present); and Jim
                                                                   Channel Corporation                         Henson Legacy (April
                                                                   (June 1996 - April                          1994 - Present).
                                                                   2002). Formerly,
                                                                   Trustee, First
                                                                   Choice Funds
                                                                   (February 1997 -
                                                                   2001.

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee           February 2002    Chief Executive                  [--]       Equitable Life
7337 East Doubletree Ranch Rd.                    -- Present       Officer, ING U.S.                           Insurance Co.,
Scottsdale, Arizona 85258                                          Financial Services                          Golden American Life
Age: 48                                                            (January 2005 -                             Insurance Co., Life
                                                                   Present); Chairman                          Insurance Company of
                                                                   and Chief Executive                         Georgia, Midwestern
                                                                   Officer, US                                 United Life
                                                                   Financial Services                          Insurance Co.,
                                                                   (December 2003 -                            ReliaStar Life
                                                                   December 2004);                             Insurance Co.,
                                                                   Chief Executive                             Security Life of
                                                                   Officer ING US                              Denver, Security
                                                                   Financial Services                          Connecticut Life
                                                                   (September 2001 -                           Insurance Co.,
                                                                   December 2003); and                         Southland Life
                                                                   General Manager and                         Insurance Co., USG
                                                                   Chief Executive                             Annuity and Life
                                                                   Officer, US Worksite                        Company, and United
                                                                   Financial Services                          Life and Annuity
                                                                   (December 2000 -                            Insurance Co. Inc;
                                                                   September 2001)                             Ameribest Life
                                                                                                               Insurance Co.; First
                                                                                                               Columbine Life
                                                                                                               Insurance Co.; and
                                                                                                               Metro Atlanta
                                                                                                               Chamber of Commerce
                                                                                                               (January 2003 -
                                                                                                               Present).

JOHN G. TURNER (6)              Trustee           February 2002    Retired. Formerly                [--]       Hormel Foods
7337 East Doubletree Ranch Rd.                    -- Present       Vice Chairman of ING                        Corporation (March
Scottsdale, Arizona 85258                                          Americas (September                         2000 - Present);
Age: 65                                                            2000 - January                              ShopKo Stores, Inc.;
                                                                   2002); Chairman and                         (August 1999 -
                                                                   Chief Executive                             Present); and
                                                                   Officer of ReliaStar                        Conseco, Inc..
                                                                   Financial Corp. and                         (September 2003 -
                                                                   ReliaStar Life                              Present).
                                                                   Insurance Company
                                                                   (July 1993 -
                                                                   September 2000);
                                                                   Director of
                                                                   ReliaStar Life
                                                                   Insurance Company of
                                                                   New York (April 1975
                                                                   - December 2001);
                                                                   Director of Northern
                                                                   Life Insurance
                                                                   Company (March 1985
                                                                   - April 2000);
                                                                   Chairman and Trustee
                                                                   of the Northstar
                                                                   affiliated
                                                                   investment companies
                                                                   (May 1993 - December
                                                                   2001).


(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2) As of December 31, 2005.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend & Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING VP Natural Resources Trust; [USLICO Series Fund]; and ING Partners Inc.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company, has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mr. Vincent may have been deemed to be an interested person of the Trust, as defined in the 1940 Act during a portion of 2002, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the Portfolios of the Trust, during a portion of 2002. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract, owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the principal underwrter, Directed Services Inc.

(7) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc. Therefore, for purposes of this table, with reference to Mr. McInerney, "ING Fund Complex" includes these investment companies.

Information about the Trust's officers is set forth in the table below:


                                POSITIONS HELD       TERM OF OFFICE AND              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           WITH THE TRUST       LENGTH OF TIME SERVED (1)       DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief  March 2003 - Present            President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer                                    Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                            Present). Formerly, Senior Executive Vice
Age: 57                                                                              President and Chief Operating Officer, ING
                                                                                     Investments, LLC(2) (April 1995 - December
                                                                                     2000); and Executive Vice President, ING
                                                                                     Investments, LLC(2) (May 1998 - June 2000).

STANLEY D. VYNER                Executive Vice       February 2003 - Present         Executive Vice President, ING Investments,
7337 East Doubletree Ranch Rd.  President                                            LLC(2) (July 2000 - Present) and Chief
Scottsdale, Arizona 85258                                                            Investment Risk Officer (January 2003 -
Age: 55                                                                              Present). Formerly, Chief Investment Officer
                                                                                     of the International Portfolios, ING
                                                                                     Investments, LLC(2) (August 2000 - January
                                                                                     2003); and Chief Executive Officer, ING
                                                                                     Investments, LLC(3) (August 1996 - August
                                                                                     2000).

MICHAEL J. ROLAND               Executive Vice       March 2003 - Present            Executive Vice President (December 2001 -
7337 East Doubletree Ranch Rd.  President                                            Present) and Chief Compliance Officer,
Scottsdale, Arizona 85258                                                            (October 2004 - Present), ING Investments,
Age: 47                                                                              LLC(2). Formerly, Chief Financial Officer and
                                                                                     Treasurer, ING Investments, LLC(2) ,
                                                                                     (December 2001 - March 2005); Senior Vice
                                                                                     President, ING Investments, LLC(2) (June 1998
                                                                                     - December 2001).

JOSEPH M. O'DONNELL             Chief Compliance     November 2004 - Present         Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.  Officer                                              (November 2004 - Present). Formerly, Vice
Scottsdale, AZ 85258                                                                 President, Chief Legal Counsel, Chief
Age: 51                                                                              Compliance Officer and Secretary of Atlas
                                                                                     Securities, Inc., Atlas Advisers, Inc. and
                                                                                     Atlas Funds (October 2001 - October 1004);
                                                                                     and Chief Operating Officer and General
                                                                                     Counsel of Matthews International Capital
                                                                                     Management LLC and Vice President and
                                                                                     Secretary of Matthews International Funds
                                                                                     (August 1999 - May 2001).

TODD MODIC                      Senior Vice          March 2005- Present             Senior Vice President, ING Funds Services (3)
7337 East Doubletree Ranch Rd.  President,                                           (April 2005 - Present). Formerly, Vice
Scottsdale, Arizona 85258       Chief/Principal                                      President, ING Fund Services, LLC(4)
Age: 38                         Financial Officer &                                  (September 2002 - March 2005). Director of
                                Assistant Secretary                                  Financial Reporting, ING Investments, LLC(2)
                                                                                     (March 2001 - September 2002); and Director
                                                                                     of Financial Reporting, Axient
                                                                                     Communications, Inc. (May 2000 - January
                                                                                     2001).

ROBERT S. NAKA                  Senior Vice          January 2003 - Present          Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.  President                                            Secretary, ING Funds Services, LLC(3)
Scottsdale, Arizona 85258                                                            (October 2001 - Present). Formerly, Senior
Age: 42                                                                              Vice President, ING Funds Services, LLC(3)
                                                                                     (August 1999 - October 2001).

KIMBERLY A. ANDERSON            Senior Vice          November 2003 - Present         Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.  President                                            LLC(2) (October 2003 - Present). Formerly,
                                                                                     Vice President and Assistant Secretary, ING

                                POSITIONS HELD       TERM OF OFFICE AND              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           WITH THE TRUST       LENGTH OF TIME SERVED (1)       DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Scottsdale, Arizona 85258                                                            Investments, LLC(2) (October 2001 - October
Age: 41                                                                              2003); and Assistant Vice President, ING
                                                                                     Funds Services, LLC(3) (November 1999 -
                                                                                     January 2001).

MARY BEA WILKINSON              Vice President       March 2003 - Present            Head of Strategic Relationships, ING U.S.
7337 East Doubletree Ranch Rd.                                                       Financial Services (2003 - Present);
Scottsdale, Arizona 85258                                                            Formerly, Senior Vice President, ING Outside
Age: 49                                                                              Funds Group (2000 - 2002); and Senior Vice
                                                                                     President and Chief Financial Officer, First
                                                                                     Golden American Life Insurance Company of New
                                                                                     York (1997 - 2000).

ROBYN L. ICHILOV                Vice President and   March 2003 - Present            Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.  Treasurer                                            (October 2001 - Present) and ING Investments,
Scottsdale, Arizona 85258                                                            LLC(2) (August 1997 - Present).
Age: 38

LAUREN D. BENSINGER             Vice President       February 2003 - Present         Vice President and Chief Compliance Officer,
7337 East Doubletree Ranch Rd.                                                       ING Funds Distributor, LLC(4) (July 1995 -
Scottsdale, Arizona 85258                                                            Present); and Vice President, ING
Age: 52                                                                              Investments, LLC(2) (February 1996 -
                                                                                     Present). Formerly, Chief Compliance Officer,
                                                                                     ING Investments, LLC(2) (October 2001 -
                                                                                     October 2004).

MARIA M. ANDERSON               Vice President       September 2004 - Present        Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                       (September 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                            Assistant Vice President, ING Funds Services,
Age: 47                                                                              LLC(3) (October 2001 - September 2004); and
                                                                                     Manager of Fund Accounting and Fund
                                                                                     Compliance, ING Investments, LLC(2)
                                                                                     (September 1999 - October 2001).

MARY A. GASTON                  Vice President       March 2005 - Present            Vice President, ING Funds Services, LLC(3)
7337 East Doubletree Ranch Rd.                                                       (April 2005 - Present). Formerly, Assistant
Scottsdale, Arizona 85258                                                            Vice President, Financial Reporting, ING
Age: 40                                                                              Investments, LLC(2) (April 2004 - April
                                                                                     2005): Manager, Financial Reporting, ING
                                                                                     Investments, LLC(2) (August 2002 - April
                                                                                     2004); Controller, Z Seven Fund, Inc. and
                                                                                     Ziskin Asset Management, Inc. (January 2000 -
                                                                                     March 2002).

HUEY P. FALGOUT, JR.            Secretary            August 2003 - Present           Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                       Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                            Formerly, Counsel, ING Americas, U.S. Legal
Age: 42                                                                              Services (November 2002 - September 2003);
                                                                                     and Associate General Counsel of AIG American
                                                                                     General (January 1999 - November 2002).

SUSAN P. KINENS                 Assistant Vice       January 2003 - Present          Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President                                            LLC(3) (December 2002 - Present); and has
Scottsdale, Arizona 85258                                                            held various other positions with ING Funds
Age: 29                                                                              Services, LLC(3) for more than the last five
                                                                                     years.

KIMBERLY K. PALMER              Assistant Vice       September 2004 - Present        Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President                                            LLC(3) (August 2004 - Present). Formerly,
Scottsdale, Arizona 85258                                                            Manager, Registration Statements, ING Funds
Age: 48                                                                              Services, LLC(3) (May 2003 - August 2004);
                                                                                     Associate Partner, AMVESCAP PLC (October 2000
                                                                                     - May 2003); and Director of Federal Filings
                                                                                     and Blue Sky Filings, INVESCO Funds Group,
                                                                                     Inc. (March

                                POSITIONS HELD       TERM OF OFFICE AND              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           WITH THE TRUST       LENGTH OF TIME SERVED (1)       DURING THE LAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     1994 - May 2003).

THERESA K. KELETY               Assistant Secretary  August 2003 - Present           Counsel, ING Americas, U.S. Legal Services
7337 East Doubletree Ranch Rd.                                                       (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                            Associate with Shearman & Sterling (February
Age: 43                                                                              2000 - April 2003).

ROBIN R. NESBITT                Assistant Secretary  September 2004 - Present        Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                       Services, LLC (3) (August 2003 - Present).
Scottsdale, Arizona 85258                                                            Formerly, Senior Legal Analyst, ING Funds
Age: 31                                                                              Services, LLC (3) (August 2002 - August
                                                                                     2003); Associate, PricewaterhouseCoopers
                                                                                     (January 2001 - August 2001); and Paralegal,
                                                                                     McManis, Faulkner & Morgan (May 2000 -
                                                                                     December 2000).


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of a Portfolio's shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS

For only the Portfolios listed, set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:



                             DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF
                                               DECEMBER 31, 2005
                            ----------------------------------------------------------   AGGREGATE DOLLAR RANGE OF
                                              ING                                         EQUITY SECURITIES IN ALL
                                ING        LIFESTYLE         ING         ING LIFESTYLE     REGISTERED INVESTMENT
                             LIFESTYLE     MODERATE       LIFESTYLE       AGGRESSIVE       COMPANIES OVERSEEN BY
      NAME OF                MODERATE       GROWTH          GROWTH          GROWTH          TRUSTEE IN FAMILY OF
      TRUSTEE                PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO         INVESTMENT COMPANIES
     -------------------------------------------------------------------------------------------------------------
     John V. Boyer              [--]          [--]           [--]            [--]                   [--]
     J. Michael Earley          [--]          [--]           [--]            [--]                   [--]
     R. Barbara Gitenstein      [--]          [--]           [--]            [--]                   [--]
     Patrick W. Kenny           [--]          [--]           [--]            [--]                   [--]
     Walter H. May              [--]          [--]           [--]            [--]                   [--]
     Jock Patton                [--]          [--]           [--]            [--]                   [--]
     David W.C. Putnam          [--]          [--]           [--]            [--]                   [--]
     Roger B. Vincent           [--]          [--]           [--]            [--]                   [--]
     Richard A. Wedemeyer       [--]          [--]           [--]            [--]                   [--]

     TRUSTEES WHO ARE
     "INTERESTED PERSONS"
     Thomas J. McInerney        [--]          [--]           [--]            [--]                   [--]
     John G. Turner             [--]          [--]           [--]            [--]                   [--]



BOARD

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Funds' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.

FREQUENCY OF BOARD MEETINGS

The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee listed below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE. An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee:
Messrs. Turner, May, McInerney and Patton. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held [--] meetings during the fiscal year ended December 31, 2005.

AUDIT COMMITTEE. The Board has established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs. Kenny, Putnam, Earley, and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held [--] meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE. The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the Trust's brokerage and ING Investments' compliance changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage Committee: Messrs. Patton, May, Boyer, and Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held [--] meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary: (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self-evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder services meeting to elect directors, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.

The Nominating and Governance Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. May, Wedemeyer, and Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Committee. The Nominating and Governance Committee held [--] meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE. The Board established an Investment Review Committees to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Earley, Putnam, Kenny, Turner, and Vincent. Mr. Vincent serves as the Chairperson of the domestic equity funds' Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held [--] meetings during the fiscal year ended December 31, 2005. The Investment Review Committee for the international equity and fixed income funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Boyer, May, McInerney, Patton, and Wedemeyer and Dr. Gitenstein. Mr. Wedemeyer serves as Chairperson of the international and fixed-income funds' Investment Review Committee. The Investment Review Committee (international and fixed income funds) held [--] meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE. The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Compliance Committee: Messrs. Boyer, Earley, and Patton. Mr. Boyer serves as the Chairperson of the Compliance Committee. The Compliance Committee held [--] meeting during the fiscal year ended December 31, 2005.

CONTRACTS COMMITTEE. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustee relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts
Committee: Messrs. Boyer, May, Patton, Vincent, and Wedemeyer. Mr. Vincent serves as the Chairman of the Committee. The Contracts Committee held [--] meetings during the fiscal year ended December 31, 2005.

COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000 and $10,000(1), respectively) (additionally, as Chairperson of the Investment Review and Contracts Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by the ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ended December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

COMPENSATION OF TRUSTEES



                                                                                                                        TOTAL
                                                         ING                            ING          ESTIMATED       COMPENSATION
                                                      LIFESTYLE          ING         LIFESTYLE        ANNUAL        FROM REGISTRANT
                                    ING LIFESTYLE     MODERATE        LIFESTYLE     AGGRESSIVE       BENEFITS          AND FUND
                                      MODERATE         GROWTH          GROWTH         GROWTH           UPON        COMPLEX PAID TO
   NAME OF PERSON, POSITION           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      RETIREMENT(1)  TRUSTEES (2),(3)
-----------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER, TRUSTEE(4)                $               $              $               $              $                 $

THOMAS J. MCINERNEY, TRUSTEE(4)           $               $              $               $              $                 $

                                                                                                                        TOTAL
                                                         ING                            ING          ESTIMATED       COMPENSATION
                                                      LIFESTYLE          ING         LIFESTYLE        ANNUAL        FROM REGISTRANT
                                    ING LIFESTYLE     MODERATE        LIFESTYLE     AGGRESSIVE       BENEFITS          AND FUND
                                      MODERATE         GROWTH          GROWTH         GROWTH           UPON        COMPLEX PAID TO
   NAME OF PERSON, POSITION           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      RETIREMENT(1)  TRUSTEES (2),(3)
-----------------------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER, TRUSTEE (5)                $               $              $               $              $                 $

J. MICHAEL EARLEY, TRUSTEE                $               $              $               $              $                 $

R. BARBARA GITENSTEIN, TRUSTEE            $               $              $               $              $                 $

PATRICK W. KENNY, TRUSTEE                 $               $              $               $              $                 $

ROGER B. VINCENT, TRUSTEE(7)              $               $              $               $              $                 $

WALTER H. MAY, TRUSTEE                    $               $              $               $              $                 $

RICHARD A. WEDEMEYER, TRUSTEE             $               $              $               $              $                 $

JOCK PATTON, TRUSTEE                      $               $              $               $              $                 $

DAVID W.C. PUTNAM, TRUSTEE                $               $              $               $              $                 $



(1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.
(2)  Represents compensation for [--] portfolios.
(3) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.
(4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments, LLC and Directed Services Inc. Officers and Trustees who are interested persons do not receive any compensation from the portfolio.
(5) Mr. Vincent may have been deemed to be an "interested person" of the Trust, as defined in the 1940 Act, during a portion of 2003, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the portfolios of the Trust, during a portion of 2003. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.


OWNERSHIP OF SHARES


Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.



                          NAME OF OWNERS AND
                           RELATIONSHIP TO                                      VALUE OF      PERCENTAGE OF
     NAME OF TRUSTEE           TRUSTEE          COMPANY       TITLE OF CLASS   SECURITIES         CLASS
-----------------------------------------------------------------------------------------------------------
JOHN V. BOYER                    N/A              N/A              N/A         $        0         N/A

J. MICHAEL EARLEY                N/A              N/A              N/A         $        0         N/A

R. BARBARA GITENSTEIN            N/A              N/A              N/A         $        0         N/A

PATRICK W. KENNY                 N/A              N/A              N/A         $        0         N/A

WALTER H. MAY                    N/A              N/A              N/A         $        0         N/A

JOCK PATTON                      N/A              N/A              N/A         $        0         N/A

DAVID W. C. PUTNAM               N/A              N/A              N/A         $        0         N/A

ROGER B. VINCENT                 N/A              N/A              N/A         $        0         N/A

RICHARD A. WEDEMEYER             N/A              N/A              N/A         $        0         N/A


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of [--], 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING Groep"), a global financial services holding company based in the Netherlands, or any affiliated companies of ING Investments or ING Groep. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates and to other investment companies. As of [--], 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except ING USA Annuity and Life Insurance Company. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders. ING USA Annuity and Life Insurance Company may be deemed a control person of the Portfolios in that certain of its separate accounts hold more than 25% of the shares of these series.



                          PERCENTAGE      PERCENTAGE OF
PORTFOLIO AND CLASS        OF CLASS         PORTFOLIO           NAME AND ADDRESS




                                     ADVISER

ING Investments serves as the adviser to the LifeStyle Portfolios pursuant to a management agreement between ING Investments and the Trust ("Advisory Agreement"). ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.

ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its LifeStyle Portfolios. The services include, but are not limited to, (i) coordinating for all LifeStyle Portfolios, at ING Investments' expense, all matters relating to the operation of the LifeStyle Portfolios, including any necessary coordination among the Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the LifeStyle Portfolios' portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the LifeStyle Portfolio, at ING Investments' expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the LifeStyle Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the LifeStyle Portfolios required by applicable law; (v) preparing , filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the LifeStyle Portfolios as required by applicable law in connection with the LifeStyle Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the LifeStyle Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investments' expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the LifeStyle Portfolios contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolios' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios' assets; (iii) when appropriate, allocate and reallocate the Portfolios' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios' investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the LifeStyle Portfolios.

The Advisory Agreement continues in effect for an initial two-year period and from year to year thereafter with respect to each LifeStyle Portfolio so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust or by the Board, and
(ii) a majority of the Trustees who are not parties to such Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of the LifeStyle Portfolios or by ING Investments on 60 days written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable LifeStyle Portfolio's average daily net assets as follows:



PORTFOLIO                                                   ANNUAL ADVISORY FEE
ING LifeStyle Moderate Portfolio                                   0.14%
ING LifeStyle Moderate Growth Portfolio                            0.14%
ING LifeStyle Growth Portfolio                                     0.14%
ING LifeStyle Aggressive Growth Portfolio                          0.14%

TOTAL ADVISORY FEES PAID

Gross fees paid to ING Investments under the Advisory Agreement (pursuant to which ING Investments provide all services reasonably necessary for the operation of the Trust) for the fiscal years ended December 31, 2005, 2004 and 2003 are as follows. Because the LifeStyle Portfolios had not commenced operations as of the fiscal year ended December 31, 2003, no fees were paid to ING Investments under the Advisory Agreement for the fiscal year ended December 31, 2003.



PORTFOLIO                                     2005            2004             2003
-----------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio              $ [ ]        $   79,429           N/A
ING LifeStyle Moderate Growth Portfolio       $ [ ]        $  171,159           N/A
ING LifeStyle Growth Portfolio                $ [ ]        $  174,085           N/A
ING LifeStyle Aggressive Growth Portfolio     $ [ ]        $   81,945           N/A



          INFORMATION REGARDING THE ASSET ALLOCATION COMMITTEE MEMBERS

An Asset Allocation Committee of ING Investments reviews the allocation of each Portfolio's assets. The Asset Allocation Committee is responsible for the day-to-day management of the Portfolios. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.


The Asset Allocation Committee consists of the following persons: William A. Evans, CFA, Jeffrey S. Stout, FSA, and Stanley D. Vyner.


WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.


JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures.


STANLEY D. VYNER is the Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING Groep's assets under management. Mr. Vyner is a non-voting member of the Committee.

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2005:

                           REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                           COMPANIES                     VEHICLES                               OTHER ACCTS
                           ----------------------------------------------------------------------------------------
      PORTFOLIO            NUMBER OF                     NUMBER OF                    NUMBER OF
       MANAGER             ACCOUNTS     TOTAL ASSETS     ACCOUNTS     TOTAL ASSETS    ACCOUNTS         TOTAL ASSETS
-------------------------------------------------------------------------------------------------------------------
William A. Evans, CFA      [--]         $                [--]         $               [--]             $
Jeffrey S. Stout, FSA      [--]         $                [--]         $               [--]             $
Stanley D. Vyner           [--]         $                [--]         $               [--]             $


There were no accounts for which the advisory fee is based on performance.


POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise in the Asset Allocation Committee Members' management of the LifeStyle Portfolios. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investments' or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

COMPENSATION STRUCTURE OF ASSET ALLOCATION MEMBERS

An Asset Allocation Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the Portfolios and the performance of the Portfolios may be a factor in a Member's job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members earning $125,000 or more in base salary compensation may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep's Pension and Retirement Plans, which are available generally to all salaried employees.

ASSET ALLOCATION MEMBERS' OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Lifestyle Portfolio owned by each committee member as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



ASSET ALLOCATION COMMITTEE MEMBER           DOLLAR RANGE OF PORTFOLIO SHARES OWNED
---------------------------------           --------------------------------------
William A. Evans, CFA                       [--]
Jeffrey S. Stout, FSA                       [--]
Stanley D. Vyner                            [--]



EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio, pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio (which excludes interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of each Portfolio's average daily net assets, subject to possible recoupment by ING Investments within three years.



              PORTFOLIO                             ADV CLASS          CLASS I          CLASS S          SERVICE 2
------------------------------------------------------------------------------------------------------------------
ING LifeStyle Moderate Portfolio                      0.74%             0.14%            0.39%             0.54%
ING LifeStyle Moderate Growth Portfolio               0.74%             0.14%            0.39%             0.54%
ING LifeStyle Growth Portfolio                        0.74%             0.14%            0.39%             0.54%
ING LifeStyle Aggressive Growth Portfolio             0.74%             0.14%            0.39%             0.54%



The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days' prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by the Portfolio, without payment of any penalty, upon ninety
(90) days' prior written notice to ING Investments at its principal place of business.

                                  ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services" or "Administrator"), an affiliate of ING Investments, serves as Administrator for the LifeStyle Portfolios. The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the LifeStyle Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the LifeStyle Portfolios' compliance with applicable legal requirements and monitoring for compliance with requirements under applicable law and with the investment policies and restrictions of the LifeStyle Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Currently, for its services under the Administration Services Agreement, ING Funds Services receives no compensation for its service to the LifeStyle Portfolios.

                          DISTRIBUTION OF TRUST SHARES

Directed Services, Inc. ("DSI") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolios' shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like ING Investments, is an indirect wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolios. ING Investments may, from its own resources, compensate DSI for distribution services provided to the Portfolios.

The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as investment options for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the Portfolios into four classes:
ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each Portfolio represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, the ADV Class, Class I, Class S and Service 2 Class shares have the features described below.

The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive a portion of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1
Plan) in the future.

Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future. In addition, DSI has agreed to waive 0.25% of the shareholder service fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.25% (not to exceed 0.25% under the current shareholder servicing agreement.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Plan") on behalf of the ADV Class and the Service 2 Class shares of the LifeStyle Portfolios ("12b-1 Portfolios").

The Plan provides that the ADV Class and the Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.

Since the Distribution Fees are not directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). The ADV Class and the Service 2 Class shares of the 12b-1 Portfolios, however, are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each 12b-1 Portfolio's Service 2 shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50% for the ADV Class shares and 0.25% for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolio attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.


The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


SHAREHOLDER SERVICING AGREEMENT

Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Servicing Agreement") on behalf of the ADV Class, Class S and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.


In consideration of the services provided by the Shareholder Servicing Agent pursuant to the Servicing Agreement, the Shareholder Servicing Agent receives from each 12b-1 Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolio's shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

Because the ADV Class shares and Service 2 Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), the Shareholder Services Agent did not receive fees from the ADV Class shares and the Service 2 Class shares of the LifeStyle Portfolios for the fiscal year period ended December 31, 2005. Additionally, because the ADV Class shares and Service 2 Class shares of the Portfolios had not commenced operations as of December 31, 2005 (the Portfolios' fiscal year end), the Distributor did not receive distribution fees in connection with the costs of promotion and distribution-related expenses for the ADV Class shares and the Service 2 Class shares of the LifeStyle Portfolios for the fiscal period ended December 31, 2005. Had the Distributor received said fees, it would have in turn re-allocated the 12b-1 fees it received to various affiliated Insurance Companies who offer ADV Class and Service 2 Class shares through variable annuity or variable life insurance or other qualified retirement plan products.

                                LIFESTYLE MODERATE PORTFOLIO                LIFESTYLE MODERATE GROWTH PORTFOLIO
DISTRIBUTION             ------------------------------------------------------------------------------------------
FEES                     ADV CLASS        CLASS S        SERVICE 2        ADV CLASS        CLASS S        SERVICE 2
-------------------------------------------------------------------------------------------------------------------
Advertising                N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Printing                   N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Salaries & Commissions     N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Broker Services            N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Miscellaneous              N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Total                      N/A            $ [ ]            N/A              N/A            $ [ ]            N/A

                                LIFESTYLE GROWTH PORTFOLIO                  LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
DISTRIBUTION             ------------------------------------------------------------------------------------------
FEES                     ADV CLASS        CLASS S        SERVICE 2        ADV CLASS        CLASS S        SERVICE 2
-------------------------------------------------------------------------------------------------------------------
Advertising                N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Printing                   N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Salaries & Commissions     N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Broker Services            N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Miscellaneous              N/A            $ [ ]            N/A              N/A            $ [ ]            N/A
Total                      N/A            $ [ ]            N/A              N/A            $ [ ]            N/A



SHAREHOLDER SERVICES FEES



                                                            SHAREHOLDER SERVICES AGREEMENT
                                                          ---------------------------------
                PORTFOLIOS                                 2005        2004(1)         2003
-------------------------------------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO
ADV Class                                                   N/A          N/A            N/A
Class S                                                   $ [ ]        $ [ ]            N/A
Service 2                                                   N/A          N/A            N/A

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
ADV Class                                                   N/A          N/A            N/A
Class S                                                   $ [ ]        $ [ ]            N/A
Service 2                                                   N/A          N/A            N/A

ING LIFESTYLE GROWTH PORTFOLIO
ADV Class                                                   N/A          N/A            N/A
Class S                                                   $ [ ]        $ [ ]            N/A
Service 2                                                   N/A          N/A            N/A

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
ADV Class                                                   N/A          N/A            N/A
Class S                                                   $ [ ]        $ [ ]            N/A
Service 2                                                   N/A          N/A            N/A



     (1) Because the Class S shares of the LifeStyle Portfolios commenced operations on May 3, 2004, the fees listed for the fiscal year ended December 31, 2004 are for the period beginning May 3, 2004 through December 31, 2004

                                 CODE OF ETHICS

The LifeStyle Portfolios, ING Investments, and DSI have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the LifeStyle Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each LifeStyle Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the LifeStyle Portfolios that may arise from personal trading of securities that may be purchased or held by the LifeStyle Portfolios or the LifeStyle Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the LifeStyle Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis.

          DISCLOSURE OF THE LIFESTYLE PORTFOLIOS' PORTFOLIO SECURITIES

Each Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolios post their portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., each Portfolio will post its quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of the month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure:

     - To the Portfolios' independent registered public accounting firm, named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing the Portfolios' regulatory filings, on an as-needed basis;
     -    For the purpose of due diligence regarding a merger or acquisition;
     - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;
     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolios' website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders;

In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of the Portfolios' adviser, principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolios' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, principal underwriter and their affiliates. The Board has authorized the senior officers of a Portfolio's administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.

     The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:


                                                                             TIME LAG BETWEEN
                                                                            DATE OF INFORMATION
                                                                           AND DATE INFORMATION
           PARTY                    PURPOSE           FREQUENCY                  RELEASED
---------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting & Class       Daily              None
Services, Inc.               Action Services

Charles River Development    Compliance                 Daily              None


     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines provide that funds-of-funds, including the Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                     PORTFOLIO TRANSACTIONS AND BROKERAGE(1)

The Advisory Agreement authorizes ING Investments to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement, ING Investments determines, subject to the instructions of and review by the LifeStyle Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, the ING Investments is required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments.

In selecting a broker-dealer, ING Investments will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments makes a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), ING Investments may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (ad defined in the 1934 Act) to ING Investments commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of ING Investments. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments may receive research services from broker-dealers with which ING Investments places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments in advising a Portfolio and other clients, although not all of the research services received by ING Investments will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

----------
(1) For purposes of this section, the discussion relating to investment decisions made by the investment adviser with respect to a Portfolio also includes investment decisions made by a sub-adviser with respect to an Underlying Fund. For convenience, only the terms adviser and Portfolio are used.

In negotiating commissions with a broker, the LifeStyle Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.


Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that Portfolio's Adviser. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments' other clients in a manner deemed fair and reasonable by ING Investments. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.


Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.


In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.


The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.


Total brokerage commissions paid by each of the Portfolios for the fiscal year ended December 31, 2005 are as follows. Because the LifeStyle Portfolios had not commenced operations as of fiscal year ended December 31, 2003, no total brokerage commissions were paid by each of the Portfolios for the fiscal year ended December 31, 2003.



       PORTFOLIO                                       2005            2004(1)           2003
       --------------------------------------------------------------------------------------
       ING LifeStyle Moderate Portfolio                $ [ ]           $ [ ]              N/A
       ING LifeStyle Moderate Growth Portfolio         $ [ ]           $ [ ]              N/A
       ING LifeStyle Growth Portfolio                  $ [ ]           $ [ ]              N/A

       PORTFOLIO                                       2005            2004(1)           2003
       --------------------------------------------------------------------------------------
       ING LifeStyle Aggressive Growth Portfolio       $ [ ]           $ [ ]              N/A



          (1) The total brokerage commissions paid by each of the Portfolios for the fiscal year ended December 31, 2004 are for the period beginning May 3, 2005 through December 31, 2005.

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:



                                                                      COMMISSIONS PAID ON TOTAL
                                 PORTFOLIO                       TRANSACTIONS FOR RESEARCH SERVICES
                                 ---------                       ----------------------------------
                      ING LifeStyle Moderate Portfolio                         [--]
                      ING LifeStyle Moderate Growth Portfolio                  [--]
                      ING LifeStyle Growth Portfolio                           [--]
                      ING LifeStyle Aggressive Growth Portfolio                [--]



As noted above, ING Investments may purchase new issues of securities for a Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING Investments with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit a Portfolio, other clients of ING Investments without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by ING Investments. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when ING Investments deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser), ING Investments, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING Investments in the manner it considers to be equitable and consistent with its fiduciary obligations to a Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Portfolio.


Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.


ING Investments may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING Investments where, in the judgment of ING Investments, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers. Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or ING Investments, and if there is in effect a written contract between ING Investments and the Trust expressly permitting the affiliated broker-dealer or ING Investments to receive and retain such compensation. The Agreement provides that ING Investments may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING Investments by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France ) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland) Holding B.V.ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited (SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Management (Europe) B.V., ING Investment Management B.V., ING Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


For the fiscal years ended December 31, 2005 and 2004, the Portfolios did not pay any brokerage commissions.

For the fiscal years ended December 31, 2005 and 2004, the Portfolio did not pay any affiliated brokerage commissions.

ING Investments may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments.

During the fiscal year ended December 31, 2005, none of the Portfolios acquired securities of their regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.

                               PORTFOLIO TURNOVER

A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups of brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change their portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE

As noted in the Prospectuses, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the LifeStyle Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the LifeStyle Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and therefore assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" in the "Information for Investors" section of the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the LifeStyle Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Options on securities, currencies, futures and other financial instruments purchased by the LifeStyle Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.


In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.


Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.

                             PERFORMANCE INFORMATION

The Trust may, from time to time, include the yield and the total return of the LifeStyle Portfolios in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Quotations of yield for the LifeStyle Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


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         YIELD = 2 [((a-b)/cd  + 1) (TO THE POWER OF 6) -1]

where,

         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) (TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

The following are the LifeStyle Portfolios' average annual total returns for the periods indicated for each year ended December 31:



                                                                           SINCE         DATE OF
PORTFOLIO                         1 YEAR       5 YEARS     10 YEARS      INCEPTION      INCEPTION
-------------------------------------------------------------------------------------------------
ADV Class(1)                       N/A           N/A         N/A            N/A             N/A
Class I(1)                         N/A           N/A         N/A            N/A             N/A
Class S                             --%           --%         --%            --%           5/3/04
Service 2 Class(1)                 N/A           N/A         N/A            N/A             N/A



(1) ADV Class, Class I and Service 2 Class shares had not commenced operations as of December 31, 2005 and therefore do no have a full calendar year of performance.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.


Reports and promotional literature may also contain other information including
(i) the ranking of any LifeStyle Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


In addition, reports and promotional literature may contain information concerning ING Investments or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING Investments, or the individuals employed by ING Investments who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii)

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information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING Investments. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING USA, although comparable performance information for the Separate Account will take such charges into account. Performance information for a Portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

Shares of the LifeStyle Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to the Portfolios' Advisers and its affiliates. Shares will generally not be offered to other investors.

Each Portfolio qualified and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.


For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

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Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.


With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the LifeStyle Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the sub-adviser for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a sub-adviser or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.


Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts. You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.


If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.


Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.


The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the LifeStyle Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

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

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

Real Estate Investment Trusts - Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Cod as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the LifeStyle Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

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                                OTHER INFORMATION

CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.

On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

VOTING RIGHTS


Shareholders of the Lifestyle Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.


PURCHASE OF SHARES


Shares of the Lifestyle Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

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If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES


Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.


If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

EXCHANGES

Shares of the same class of any one portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more portfolios at any time. In the event that a portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.


CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.


TRANSFER AGENT


DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

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LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

REGISTRATION STATEMENT


This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.


The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.


Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

Financial statements for the LifeStyle Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258,
(800) 366-0066.


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                                   APPENDIX A


                           DESCRIPTION OF BOND RATINGS

          Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

          Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

          Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

          Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

          AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

          S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.


  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:


          Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

          PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

          PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.


DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:


INVESTMENT GRADE

          AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

          A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

          BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

          D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:


          SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

          SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:


          An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

          A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.


          A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                        REVISION DATE: SEPTEMBER 15, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Procedures of the Adviser (the "Adviser Procedures") are attached hereto as
EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                    Committee

                A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                The Proxy Coordinator shall use best efforts to timely refer matters to a

                Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES


I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the

        Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.      Assessment of the Agent

                The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.      Conflicts of Interest

                The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two
                (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                       TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President, ING
                              Investments, LLC

Todd Modic                    Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                              and Chief Financial Officer of the ING Funds

Maria Anderson                Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                  Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                              Funds Services, LLC

Julius Drelick                Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services

Steve Wastek, Esq.            Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS


I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
    (2)   Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -   If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES
    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.     GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
    -   the opening of the shareholder meeting
    -   that the meeting has been convened under local regulatory requirements
    -   the presence of quorum
    -   the agenda for the shareholder meeting
    -   the election of the chair of the meeting
    -   the appointment of shareholders to co-sign the minutes of the meeting
    -   regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -   the allowance of questions
    -   the publication of minutes
    -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -   it is editorial in nature;

    -   shareholder rights are protected;
    -   there is negligible or positive impact on shareholder value;
    -   management provides adequate reasons for the amendments; or
    -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                               ING INVESTORS TRUST
                         7337 East Doubletree Ranch Road
                              Scottsdale, AZ 85258
                                 1-800-366-0066


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2006


                                   ----------




                       ING MARKETSTYLE MODERATE PORTFOLIO

                    ING MARKETSTYLE MODERATE GROWTH PORTFOLIO

                        ING MARKETSTYLE GROWTH PORTFOLIO

                             ING MARKETPRO PORTFOLIO


  Adviser Class, Institutional Class, Service Class and Service 2 Class Shares

This Statement of Additional Information ("SAI") relates to the series listed above (each, a "Portfolio," and collectively, the "Portfolios") of ING Investors Trust ("Trust"). A prospectus or prospectuses (each, a "Prospectus" and collectively, the "Prospectuses") for the Portfolios that provides the basic information you should know before investing in the Portfolios, may be obtained without charge from the Portfolios or from the Portfolios' principal underwriter, Directed Services, LLC at the address written above. This SAI is not a prospectus, but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated May 1, 2006, which have been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined terms in the Prospectuses.

The information in this SAI expands on information contained in the Prospectuses and any supplements thereto. The Portfolios' financial statements and the independent registered public accounting firm's report thereon, included in the annual shareholder report dated December 31, 2005, are incorporated herein by reference. Copies of the Portfolios' Prospectuses and annual or semi-annual shareholder reports may be obtained upon request and without charge by contacting the Trust at the address or phone number written above.


                                   ----------




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                                TABLE OF CONTENTS


INTRODUCTION                                                                                                      1
HISTORY OF THE TRUST                                                                                              1
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES                                                               1
INVESTMENT RESTRICTIONS                                                                                          45
  FUNDAMENTAL INVESTMENT RESTRICTIONS                                                                            45
MANANGEMENT OF THE TRUST                                                                                         47
  INFORMATION ABOUT THE TRUSTEES                                                                                 48
  INFORMATION ABOUT THE TRUST'S OFFICERS                                                                         51
  SHARE OWNERSHIP POLICY                                                                                         54
  TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS                                                                 54
  BOARD COMMITTEES                                                                                               56
     Valuation and Proxy Voting Committee                                                                        56
     Executive Committee                                                                                         56
     Nominating Committee                                                                                        56
     Audit Committee                                                                                             56
     Investment Review Committee                                                                                 57
     Compliance Committee                                                                                        57
     Contracts Committee                                                                                         57
     Frequency of Board Meetings                                                                                 57
     Compensation of Trustees                                                                                    57
  OWNERSHIP OF SHARES                                                                                            60
  CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                                                     60
  ING INVESTMENTS                                                                                                61
     Information About the ING Investments                                                                       61
     Adviser Agreement                                                                                           61
     Expense Limitation Agreement                                                                                62
  ADMINISTRATOR                                                                                                  62
  DISTRIBUTOR                                                                                                    63
  CODE OF ETHICS                                                                                                 63
  DISCLOSURE OF THE MARKETSTYLE PORTFOLIOS' PORTFOLIO SECURITIES                                                 63
  PROXY VOTING PROCEDURES                                                                                        65
PORTFOLIO TRANSACTIONS AND BROKERAGE                                                                             65
  INVESTMENT DECISIONS                                                                                           65
  BROKERAGE AND RESEARCH SERVICES                                                                                66
     Portfolio Turnover                                                                                          68
NET ASSET VALUE                                                                                                  68
PERFORMANCE INFORMATION                                                                                          70
TAXES                                                                                                            71
OTHER INFORMATION                                                                                                74
  CAPITALIZATION                                                                                                 74
  VOTING RIGHTS                                                                                                  74
  PURCHASE OF SHARES                                                                                             74
  REDEMPTION OF SHARES                                                                                           75
  EXCHANGES                                                                                                      75
  CUSTODIAN                                                                                                      75
  TRANSFER AGENT                                                                                                 75
  INDEPENDENT AUDITORS                                                                                           76
  LEGAL COUNSEL                                                                                                  76
  REGISTRATION STATEMENT                                                                                         76
FINANCIAL STATEMENTS                                                                                             76
APPENDIX A: DESCRIPTION OF BOND RATINGS                                                                         A-1
APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES                                                              B-1

                                  INTRODUCTION

This SAI is designed to elaborate upon information contained in the Prospectuses for the Adviser ("ADV Class"), Institutional ("Class I"), Service ("Class S"), and Service 2 Class shares of the Portfolios, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolios' securities and investment techniques. Some of the Portfolios' investment techniques are described only in the Prospectuses and are not repeated herein. Unless otherwise noted, a Portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the Prospectuses or this SAI that the investment adviser, ING Investments, LLC ("ING Investments"), the MarketStyle Portfolios' sub-adviser, ING Investment Management Co. ("ING IM") or a sub-adviser to an Underlying Fund reasonably believes is compatible with the investment objectives and policies of that Portfolio. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectuses Terms not defined herein have the meanings given to them in the Prospectus.

                              HISTORY OF THE TRUST

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] investment Portfolios. The Trust is an open-end management investment company authorized to issue multiple Portfolios and classes of shares, each with different investment objectives, policies and restrictions. The Trust has authorized [ ] Portfolios, however, not all Portfolios are offered in this SAI. This SAI pertains only to the following four
Portfolios: ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio, and ING MarketPro Portfolio.

Effective May 1, 2003, the name of the Trust changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The Portfolios normally invest all of their assets in shares of other ING mutual funds ("Underlying Funds"), as described in the Prospectuses. The investment techniques described below may be pursued directly by the Underlying Funds. As a general matter, the Portfolios do not invest directly in securities. However, the Portfolios are subject to the risks described below indirectly through their investment in the Underlying Funds.

FIXED-INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES


U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.


Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal

National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Each Portfolio will invest in securities of such agencies or instrumentalities or when adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.


Several of the Underlying Funds may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.


MUNICIPAL SECURITIES

Certain of the Underlying Funds may invest in securities issued by states, municipalities, and other political subdivisions, agencies, authorities, and instrumentalities of states and multi-state agencies or authorities. Municipal securities include debt obligations the interest on which, in the opinion of bond counsel to the issuer at the time of issuance, is exempt from federal income tax ("Municipal Bonds"). Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

     MORAL OBLIGATION SECURITIES

     Certain of the Underlying Funds may invest in moral obligation securities. Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. A moral obligation bond is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality, which created the issuer.

     MUNICIPAL LEASE OBLIGATIONS

     Certain of the Underlying Funds may invest in municipal lease obligations, which are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities. An Underlying Fund may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM MUNICIPAL OBLIGATIONS

     Certain of the Underlying Funds may invest in short-term municipal obligations. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.

     Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

     Certain of the Underlying Funds may invest in industrial development and pollution control bonds. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES

Certain of the Underlying Funds may invest in custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs").

Certain of the Underlying Funds may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. Government securities, municipal securities or other types of securities in which the Underlying Fund may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. Government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the Underlying Fund will bear its proportionate share of the fees and expenses charged to the custodial account or trust. Certain of the Underlying Funds also may invest in separately issued interests in custodial receipts and trust certificates.

Although under the terms of a custodial receipt the Underlying Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Underlying Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, an Underlying Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.


Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the Underlying Funds are based on the opinion of counsel to the sponsors of the instruments.


CORPORATE DEBT SECURITIES

Certain of the Underling Funds may invest in corporate debt securities, as stated in the Underlying Funds' investment objectives and policies in the relevant Prospectuses or SAIs. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Some Underlying Funds may invest only in debt securities that are investment grade, i.e., rated BBB or better by Standard & Poor's Rating Corporation ("Standard & Poor's" or "S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by S&P or Moody's, of equivalent quality as determined by the sub-adviser. Another Underlying Fund may invest in debt securities that are rated Baa3 or better by Moody's or BBB- or better by S&P, if not rated by S&P or Moody's, of equivalent quality as determined. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.


New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Underlying Fund will not accrue any income on these securities prior to delivery. The Underlying Fund will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.


Moody's Investors Service ("Moody's") or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the sub-adviser of the Underlying Fund.

FLOATING OR VARIABLE RATE INSTRUMENTS


Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.


HIGH YIELD BONDS


Certain of the Underling Funds may invest in high yield bonds. "High Yield Bonds" (commonly referred to as "junk bonds"), are bonds rated lower than Baa by Moody's or BBB by Standard & Poor's, or, if not rated by Moody's or Standard & Poor's, of equivalent quality. In general, high yield bonds are not considered to be investment grade and investors should consider the risks associated with high yield bonds before investing in a Portfolio that invests in an Underlying Fund that holds high yield securities in its portfolio. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk.

Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities, and the ability of an Underlying Fund to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Underlying Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Underlying Fund may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. There are also special tax considerations associated with investing in high yield securities structured as zero-coupon or pay-in-kind securities.

The secondary market in which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Underlying Fund could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Underlying Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to reflect subsequent events.


PARTICIPATION ON CREDITORS COMMITTEES

Certain of the Underlying Funds may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Underlying Fund. Such participation may subject the Underlying Fund to expenses such as legal fees and may make the Underlying Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict such Underlying Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by an Underlying Fund on such committees also may expose the Underlying Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Underlying Fund will participate on such committees only when the sub-adviser believes that such participation is necessary or desirable to enforce the Underlying Fund's rights as a creditor or to protect the value of securities held by the Underlying Fund.

BRADY BONDS


Certain of the Underlying Funds may invest in Brady Bonds. "Brady Bonds" are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

Certain Brady Bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady Bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by an Underlying Fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady Bonds held by the Underlying Fund.


BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS


Certain of the Underlying Funds may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term debt obligations issued by savings and loan associations ("S&Ls"). Certain of the Underlying Funds also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated. See "Foreign Securities" discussion in this SAI for further information regarding risks attendant with investment in foreign securities.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. An Underlying Fund will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 10% or 15%, depending on the Underlying Fund, of its net assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.


COMMERCIAL PAPER


Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Certain of the Underlying Funds may invest in commercial paper (including variable rate master demand notes and extendable commercial notes ("ECN")), denominated in U.S. dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for an Underlying Fund, an Underlying Fund may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated A or better by Moody's or Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which an Underlying Fund may invest.


Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the sub-adviser that invests in commercial paper will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The sub-adviser also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Underlying Fund may invest in them only if the sub-adviser believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Underlying Fund may invest. Master demand notes are considered by the Underlying Fund to have a maturity of one day, unless the sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix

A for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

INTERNATIONAL DEBT SECURITIES


The Portfolios may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with each Portfolio's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

In determining whether to invest in debt obligations of foreign issuers, a Portfolio would consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Portfolios having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Portfolio's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Portfolios' investment income may be received or realized in foreign currencies, the Portfolios would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the investment adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.


SOVEREIGN DEBT


Certain of the Underlying Funds may invest in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Underlying Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but also are subject to greater risk than higher rated securities.

Investment in sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities also may depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by an Underlying Fund or its investors.

Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which an Underlying Fund may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (I.E., high yield bonds) and subject to many of the same risks as such securities. An Underlying Fund may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Underlying Fund may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.

The issuers of the government debt securities in which an Underlying Fund may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, an Underlying Fund may have few or no effective legal remedies for collecting on such debt.


PASSIVE FOREIGN INVESTMENT COMPANIES


Certain of the Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). Some foreign countries limit or prohibit all direct foreign investment in the securities of companies located in their countries. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. The Underlying Funds may subject to certain percentage limits under the 1940 Act and the laws of certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that more than 10% of the value of the Underlying Fund's assets may be invested in such securities.


MORTGAGE-BACKED SECURITIES


Certain of the Underlying Funds may invest in mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, an Underlying Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.


     COMMERCIAL MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in commercial mortgage-backed securities. Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and

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     retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

     STRIPPED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an Underlying Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Underlying Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to the Underlying Fund's limitations on investment in illiquid securities.

     COLLATERALIZED MORTGAGE OBLIGATIONS

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     Certain of the Underlying Funds may invest in collateralized mortgage obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA (each as described below), and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (E.G., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     FOREIGN MORTGAGE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (E.G., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

     AGENCY MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

     GNMA CERTIFICATES

     Certain of the Underlying Funds may invest in Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates"). GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

                                       11
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     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Underlying Fund to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS

     Certain of the Underlying Funds may invest in FNMA and FHLMC mortgage-backed obligations. Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (I.E., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers that include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

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     PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Certain of the Underlying Funds may invest in privately issued mortgage-backed securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign S&Ls, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately-issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

     SUBORDINATED MORTGAGE SECURITIES

     Certain of the Underlying Funds may invest in subordinated mortgage securities. Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which an Underlying Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (I.E., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the

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     interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Underlying Fund by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Underlying Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The Underlying Fund may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The sub-adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of

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     such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service's duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ASSET-BACKED SECURITIES


Certain of the Underlying Funds may invest in asset-back securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, an Underlying Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Underlying Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

Asset-backed securities include Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the

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application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities also include Aircraft Lease Receivables ("ALRs"). ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

Asset-backed securities can also include collateralized putable notes ("CPNs"). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. CPNs are also backed by interests in various assets, including other asset-backed securities, residential mortgage-backed securities, collateralized mortgage-backed securities, and other instruments.


     COLLATERALIZED DEBT OBLIGATIONS

     Certain of the Underlying Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an Underlying Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Underlying Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     LOAN PARTICIPATIONS

     Certain of the Underlying Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. Certain of the Underlying Funds may participate in such syndications, or can buy part of a loan, becoming a part

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     lender. The participation interests in which the Underlying Funds intend to invest may not be rated by any nationally recognized rating service.

     When purchasing loan participations, the Underlying Funds may assume the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness an Underlying Fund has direct recourse against a borrower, the Underlying Fund may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the Underlying Fund might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. If a loan is collateralized, there can be no assurance that liquidating the collateral would satisfy the corporate borrower's obligation or that the collateral can be liquidated. If an Underlying Fund invests in loan participations with poor credit quality, the Underlying Fund bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution's interests with respect to the loan may involve additional risks to the Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. The valuation of illiquid indebtedness involves a greater degree of judgment in determining an Underlying Fund's net asset value than if that value were based on available market quotations, and could result in significant variations in the Underlying Fund's daily share price.

     DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     Certain of the Underlying Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Underlying Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Underlying Fund is committed to advancing additional funds, it will at all times segregate assets, determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees ("Board"), in an amount sufficient to meet such commitments. Certain of the Underlying Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Underlying Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Underlying Fund will treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Underlying Fund's limitation on illiquid investments. Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Underlying Fund's investment restriction relating to the lending of funds or assets.

TO BE ANNOUNCED ("TBA") SALE COMMITMENTS


TBAs involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. An Underlying Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Underlying Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Underlying Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Underlying Fund delivers securities under the commitment, the Underlying Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.


ZERO-COUPON AND PAY-IN-KIND BONDS


Certain of the Underlying Funds may invest in zero-coupon and pay-in-kind bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and pay-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. An Underlying Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Underlying Fund's distribution obligations.


EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS


Certain of the Underlying Funds may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. See "Foreign Investments."


INFLATION-INDEXED BONDS


Certain of the Underlying Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

EVENT-LINKED BONDS


Certain of the Underlying Funds may invest in event-linked bonds. Event-linked bonds are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Underlying Fund may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose the Underlying Fund to certain unanticipated risks including, but not limited to, issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.


GUARANTEED INVESTMENT CONTRACTS


Certain of the Underlying Funds may invest in guaranteed investment contracts ("GICs"). GICs are issued by insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit portfolio of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. In addition, because an Underlying Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by an Underlying Fund which are not readily marketable, will not exceed the allowable limit for illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.


CREDIT-LINKED NOTES


Certain of the Underlying Funds may invest in credit-linked notes ("CLN"). A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Portfolio in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased by an Underlying Fund in accordance with its investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either a fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (I.E., the embedded option is not easily priced). The Underlying Fund cannot assure that it can implement a successful strategy regarding this type of investment.


TRUST-PREFERRED SECURITIES


Certain of the Underlying Funds may invest in trust-preferred securities, which are also known as trust-issued securities. Trust-preferred securities are securities that have the characteristics of both debt and equity instruments. Generally, trust preferred securities are cumulative preferred stock issued by a trust that is wholly owned by a financial institution, usually, a bank holding company. The financial institution creates the trust and will subsequently own the trust's common securities, which represents three percent of the trust's assets. The remaining 97% of the trust's assets consists of trust-preferred securities, which are then sold to investors. The trust will use the sales proceeds to purchase a subordinated debt issued by the financial institution. The financial institution will use the proceeds from the subordinated debt sale to increase its capital while the trust will receive periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the payments received to make dividend payments to the holders of the trust-preferred securities. The primary advantage of this particular structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes (I.E., interest expense is tax deductible) and as equity securities for calculation of capital requirements.

In certain instances, the structure involves more than more than one financial institution and thus, more than one trust. In this pooled offering, a separate trust is created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Accordingly, the trust preferred securities held by the investors are backed by the trust-preferred securities issued by the trust subsidiaries.

In identifying the risks associated with trust-preferred securities, the Underlying Funds will evaluate the financial condition of the financial institution, as the trust typically has no business operations other than to issue the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the Underlying Fund.

EQUITY INVESTMENTS


COMMON STOCK AND OTHER EQUITY SECURITIES


Common stocks represent an equity (ownership) interest in a corporation. This ownership interest generally gives an Underlying Fund the right to vote on measures affecting the company's organization and operations.


Certain of the Underlying Funds may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for an Underlying Fund, the sub-adviser will generally invest the Underlying Fund's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK


Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.


CONVERTIBLE SECURITIES


A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, an Underlying Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.


Certain of the Underlying Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, an Underlying Fund may purchase a non-convertible debt security and a warrant or option, which enables the Underlying Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Underlying Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. An Underlying Fund will only invest in synthetic convertible with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

WARRANTS


Certain of the Underlying Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the Underlying Fund to suffer losses that it would not otherwise sustain.

Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Underlying Fund will lose its entire investment in such warrant.


EURODOLLAR CONVERTIBLE SECURITIES


Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. Certain of the Underlying Funds may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. Certain of the Underlying Funds may also invest in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.


DERIVATIVES

Certain of the Underlying Funds may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment.


An Underlying Fund's transactions in derivative instruments may include:

     - The purchase and writing of options on securities (including index options) and options on foreign currencies;

     - The purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed income securities; and

     - Entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, credit default swaps (long and short) and related caps, collars, floors and swaps.


The success of transactions in derivative instruments depends on the sub-adviser's judgment as to their potential risks and rewards. Use of these instruments exposes an Underlying Fund to additional investment risks and transaction costs. If the sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Underlying Fund's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. An Underlying Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Certain of the Underlying Funds may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the sub-adviser's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with an Underlying Fund's investments, the use of derivatives could result in a loss to the Underlying Fund and may, in turn, increase the Underlying Fund's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

GENERAL DESCRIPTION OF FUTURES CONTRACTS

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where an Underlying Fund has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Where a Underlying Fund has purchased a futures contract, if the offsetting price is more than the original futures contract purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss.

INTEREST RATE FUTURES CONTRACTS


An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

Certain of the Underlying Funds may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy an Underlying Fund might employ, the Underlying Fund would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable an Underlying Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which an Underlying Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Underlying Fund or avoided by taking delivery of the debt securities under the futures contract.

An Underlying Fund would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by an Underlying Fund would be substantially offset by the ability of an Underlying Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Underlying Fund could sell the long-term debt security and invest in a short-term security, ordinarily the Underlying Fund would give up income on its investment, since long-term rates normally exceed short-term rates.


OPTIONS ON FUTURES CONTRACTS

A futures option gives an Underlying Fund the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse

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is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by an Underlying Fund.


Certain of the Underlying Funds may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which an Underlying Fund would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities Indexes."


STOCK INDEX FUTURES CONTRACTS


A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500 Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of an Underlying Fund corresponds to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to an Underlying Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

     (1) When a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:

          (a)  Forego possible price appreciation;

          (b) Create a situation in which the securities would be difficult to repurchase; or


          (c)  Create substantial brokerage commissions;

     (2) When a liquidation of an Underlying Fund has commenced or is contemplated, but there is, in the sub-adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or


     (3)  To close out stock index futures purchase transactions.

Where an Underlying Fund anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Underlying Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:


     (1) If an Underlying Fund is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in an Underlying Fund; or


     (2)  To close out stock index futures sales transactions.

As long as required by regulatory authorities, each investing Underlying Fund will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Underlying Fund's securities or the price of the securities which an Underlying Fund intends to purchase. An

Underlying Fund's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Underlying Fund's exposure to interest rate fluctuations, an Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this SAI for a discussion of other strategies involving futures and futures options.

If a purchase or sale of a futures contract is made by an Underlying Fund, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to an Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Underlying Fund expects to earn interest income on its initial margin deposits.

A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day an Underlying Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by an Underlying Fund but is settlement between an Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by an Underlying Fund.


Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security and delivery month). If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain, or if it is more, an Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain, or if it is less, an Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

STRADDLES

Certain of the Underlying Funds may use straddles. A straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Portfolio's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

INVESTMENT IN GOLD AND OTHER PRECIOUS METALS

Some of the Underlying Funds may invest in gold bullion and coins and other precious metals (silver or platinum) bullion and in futures contracts with respect to such metals. In order to qualify as a regulated investment company under Subchapter M of the Code, each Underlying Fund intends to manage its precious metals investments and/or futures contracts on metals so that less than 10% of the gross income of an Underlying Fund is invested in gold and other precious metals for tax purposes during any fiscal year (the current limit on so-called non-qualifying income) is derived from these and other sources that produce such non-qualifying income.


Precious metals will not be purchased in any form that is not readily marketable, and gold coins will be purchased for their intrinsic value only (I.E., coins will not be purchased for their numismatic value). Any metals purchased by an Underlying Fund will be delivered to and stored with a qualified custodian bank. Precious metals investments do not generate interest or dividend income.

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Metal investments are considered speculative and are affected by various worldwide economic, financial and political factors. Prices may fluctuate sharply over short time periods due to changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, speculation, changes in industrial and commercial demand, and governmental prohibitions or restriction on the private ownership of certain precious metals or minerals. Furthermore, at the present time, there are four major producers of gold bullion: the Republic of South Africa, the United States, Canada and Australia. Political and economic conditions in these countries will have a direct effect on the mining and distribution of gold and, consequently, on its price. Many of these risks also may affect the value of securities of companies engaged in operations respecting gold and other precious metals.

GOLD FUTURES CONTRACTS


A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time and price. When an Underlying Fund purchases a gold futures contract it becomes obligated to take delivery of and pay for the gold from the seller, and when an Underlying Fund sells a gold futures contract, it becomes obligated to make delivery of precious metals to the purchaser, in each case at a designated date and price. An Underlying Fund may be able to enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks and gold bullion. An Underlying Fund will not engage in these contracts for speculation or for achieving leverage. An Underlying Fund's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.


LIMITATIONS


When purchasing a futures contract, an Underlying Fund must maintain with its custodian (or earmark on its records) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, an Underlying Fund similarly will maintain with its custodian (or earmark on its records) cash and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by an Underlying Fund. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

When writing a call option on a futures contract, an Underlying Fund will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, an Underlying Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Underlying Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Underlying Fund.


OPTIONS ON SECURITIES AND SECURITIES INDEXES

PURCHASING OPTIONS ON SECURITIES

An option on a security is a contract that gives the purchaser of the option, in return or the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. Certain of the Underlying Funds may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by an Underlying Fund would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, an Underlying Fund would continue to receive interest income on such security.


Certain of the Underlying Funds may purchase call options on securities to protect against substantial increases in prices of securities an Underlying Fund intends to purchase pending its ability to invest in such securities in an

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orderly manner. Certain of the Underlying Funds may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

Certain of the Underlying Funds may purchase long-term exchange traded equity options called Long Term Equity Anticipation Securities ("LEAPs") and Buy Write Option Unitary Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount; BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.


RISKS OF OPTIONS TRANSACTIONS


The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, an Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, an Underlying Fund may be unable to close out a position. If an Underlying Fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders.


Since option premiums paid or received by an Underlying Fund, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in an Underlying Fund's net asset value being more sensitive to changes in the value of the underlying securities.

WRITING COVERED CALL AND SECURED PUT OPTIONS

In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, certain of the Underlying Funds may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable an Underlying Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.


In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, certain of the Underlying Funds may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

Certain of the Underlying Funds may write a call or put option only if the option is "covered" or "secured" by the Underlying Fund holding a position in the underlying securities. This means that so long as the Underlying Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, an Underlying Fund may maintain, in a segregated account with the Trust's custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if an Underlying Fund maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. Certain of the Underlying Funds may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Underlying Fund.


OPTIONS ON SECURITIES INDEXES


Certain of the Underlying Funds may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Underlying Fund is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Underlying Fund must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the Underlying Fund to hedge effectively against stock market risk if they are not highly correlated with the value of the Underlying Fund's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.


OVER-THE-COUNTER OPTIONS

Certain of the Underlying Funds may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Underlying Fund may be considered an illiquid security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.


The staff of the Securities and Exchange Commission (the "SEC") has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Underlying Fund's assets (the "SEC illiquidity ceiling"). OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation, while an Underlying Fund relies on the party from whom it purchases an OTC Option to perform if an Underlying Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, an Underlying Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Underlying Fund is recorded as an asset of the Underlying Fund and subsequently adjusted. The premium received for an option written by the Underlying Fund is included in the Underlying Fund's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS


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There are several risks associated with the use of futures and futures options.
The value of a futures contract may decline. While an Underlying Fund's transactions in futures may protect an Underlying Fund against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Underlying Fund from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the Underlying Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Underlying Fund and the hedging vehicle so that the Underlying Fund's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when the Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.


OPTIONS ON FOREIGN CURRENCIES


Certain of the Underlying Funds may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an Underlying Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to an Underlying Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, an Underlying Fund could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.

An Underlying Fund may sell options on foreign currencies for the same types of hedging purposes. For example, where an Underlying Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and an Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on

                                       28
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foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, an Underlying Fund could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Underlying Fund to hedge such increased cost up to the amount of the premium. Foreign currency options sold by an Underlying Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and an Underlying Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, an Underlying Fund also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. An Underlying Fund may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.


SWAPS

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether an Underlying Fund's use of swap agreements will be successful in furthering its investment objective will depend on a sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. For purposes of applying an Underlying Fund's investment policies and restrictions (as stated in the Prospectus and this SAI) swap agreements are generally valued by an Underlying Fund at market value. In the case of a credit default swap sold by an Underlying Fund (I.E., where an Underlying Fund is selling credit default protection), however, an Underlying Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by an Underlying Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

CREDIT DEFAULT SWAPS

Certain of the Underlying Funds may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, an Underlying Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, an Underlying Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, an Underlying Fund would keep the stream of payments and would have no payment obligations. As the seller, an Underlying Fund would be subject to investment exposure on the notional amount of the swap. Certain of the Underlying Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Underlying Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed

                                       29
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to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Underlying Fund in the event of a default.

VARIABLE AND FLOATING RATE SECURITIES


Certain of the Underlying Funds may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.


LEASE OBLIGATION BONDS


Certain of the Underlying Funds may invest in lease obligation bonds. Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to an Underlying Fund's limit on illiquid securities.


STRUCTURED SECURITIES


Certain of the Underlying Funds may invest in structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of an Underlying Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.


INDEXED SECURITIES


Certain of the Underlying Funds may invest in indexed securities. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other. The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.


HYBRID INSTRUMENTS


Certain of the Underlying Funds may invest in hybrid instruments. Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities (collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, an Underlying Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, an Underlying Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give an Underlying Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and an Underlying Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

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Hybrid Instruments may bear interest or pay preferred dividends at below market
(or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet an Underlying Fund's needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between an Underlying Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which an Underlying Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the Commodities Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of an Underlying Fund.


DOLLAR ROLL TRANSACTIONS


Certain of the Underlying Funds seeking a high level of current income may enter into dollar rolls or "covered rolls" in which an Underlying Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Underlying Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Underlying Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Underlying Fund may or may not take delivery of the securities an Underlying Fund has contracted to purchase.

An Underlying Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Underlying Fund. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Underlying Fund.


WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

Certain of the Underlying Funds may purchase securities on a when-issued, delayed delivery or forward commitment basis if the Underlying Fund holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Underlying Fund enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Underlying Fund's other assets. Although the Underlying Fund could purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Underlying Fund may dispose of a when-issued or delayed delivery security prior to settlement if a sub-adviser deems it appropriate to do so. The Underlying Fund may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

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FOREIGN SECURITIES


Certain Underlying Funds may invest in equity securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"), which are described below. Some Underlying Funds may invest in foreign branches of commercial banks and foreign banks. See the "Banking Industry and Savings Industry Obligations" discussion in this SAI for further description of these securities.


Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.


Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Changes in foreign currency exchange rates may affect the value of securities in an Underlying Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.


There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. An Underlying Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.


Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the Underlying Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on an Underlying Fund's investment.

Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a

                                       33
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court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Fund's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.


DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS


Certain Underlying Funds may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


DEPOSITARY RECEIPTS


Certain of the Underlying Funds may invest in depositary receipts, including ADRs. ADRs are securities, typically issued by a U.S. financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.


FOREIGN BANK OBLIGATIONS


Certain of the Underlying Funds may invest in foreign bank obligations. Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

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FOREIGN CURRENCY TRANSACTIONS


Certain of the Underlying Funds that invest in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in other currencies, those Underlying Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Funds may enter into foreign currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.


     FORWARD CURRENCY CONTRACTS

     Certain of the Underlying Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, an Underlying Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     An Underlying Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. An Underlying Fund might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in or exposed to that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     The Underlying Funds may enter into forward foreign currency contracts in two circumstances. When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Underlying Fund may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Underlying Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in or exposed to such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     None of the Underlying Funds will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund's securities or other assets denominated in that currency, unless the Underlying Fund covers the excess with sufficient segregated assets. At the maturity of a forward contract, an Underlying Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

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

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Underlying Fund is obligated to deliver.

     If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Underlying Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out a forward currency position, and in such an event, the Underlying Fund might not be able to effect a closing purchase transaction at any particular time. In addition, an Underlying Fund entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

     OPTIONS ON FOREIGN CURRENCIES

     A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. An Underlying Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     Certain of the Underlying Funds may employ hedging strategies with options on currencies before the Underlying Fund purchases a foreign security denominated in the hedged currency that the Underlying Fund anticipates acquiring, during the period the Underlying Fund holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefore is made or received. In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, I.E., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency. Certain of the Underlying Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Underlying Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. An Underlying Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Underlying Fund's position, the Underlying Fund may forfeit the entire amount of the premium plus related transaction costs.

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     FOREIGN CURRENCY WARRANTS

     Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (E.G., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed).

     Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be de-listed from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     CURRENCY MANAGEMENT

     An Underlying Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow an Underlying Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When an Underlying Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Underlying Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Underlying Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying an Underlying Fund's investments should help increase the net asset value of the Underlying Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the Underlying Fund's securities are denominated will generally lower the net asset value of the Underlying Fund. The sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies.

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     There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to an Underlying Fund.

     EXCHANGE RATE-RELATED SECURITIES

     Certain of the Underlying Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. An Underlying Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due.

     Investment in exchange rate-related securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

PERFORMANCE INDEXED PAPER


Certain of the Underlying Funds may invest in performance indexed paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


CORPORATE REORGANIZATIONS

Certain of the Underlying Funds may purchase indebtedness and participations, secured and unsecured, of debtor companies involved in reorganization or financial restructuring. Such indebtedness may be in the form of loans, notes, bonds or debentures. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be in the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superceded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the sub-adviser that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

REPURCHASE AGREEMENTS

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

Certain of the Underlying Funds may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Underlying Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

The sub-adviser monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Underlying Fund. The sub-adviser, in accordance with procedures established by the Board of directors/trustees of the Underlying Fund, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Underlying Fund enters into repurchase agreements.


Certain of the Underlying Funds may engage in repurchase transactions in accordance with guidelines approved by the Underlying Fund's Board of directors/trustees, which include monitoring the creditworthiness of the parties with which an Underlying Fund engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

Certain of the Underlying Funds may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Underlying Fund's limitation of 15% of the net assets of the Underlying Fund on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Underlying Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Underlying Fund also might incur disposition costs in connection with liquidating the securities.


REVERSE REPURCHASE AGREEMENTS

A reverse repurchase agreement involves the sale of a security by the Underlying Fund and its agreement to repurchase the instrument at a specified time and price. An Underlying Fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. An Underlying Fund typically will segregate assets determined to be liquid by the sub-adviser to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements for which assets are not segregated may be considered to be borrowings by the seller; accordingly, certain of the Underlying Funds will limit their investments in uncovered reverse repurchase agreements consistent with the borrowing limits applicable to the Underlying Fund. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by the Underlying Fund creates leverage, which increases the Underlying Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES


An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Portfolio invests in other investment companies, shareholders of the Portfolio bear their proportionate share of the underlying investment companies' fees and expenses.

Certain of the Underlying Funds may invest in shares issued by investment companies to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC, except that this restriction does not apply to securities received or acquired as dividends through offers of exchange or as a result of re-organization, consolidation or merger. Certain Underlying Funds may invest in shares of certain types of investment companies referred to as "SPDRs" and/or "iShares", as defined below. Certain Underlying Funds may invest in Exchange

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Traded Funds ("ETFs"), as defined below. An Underlying Fund is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company; (2) invest more than 5% of the Underlying Fund's total assets in the investment company; or (3) invest more than 10% of the Underlying Fund's total assets in all investment company holdings. As a shareholder in any investment company, an Underlying Fund will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.


     EXCHANGE TRADED FUNDS ("ETFs")

     An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively managed and traded similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at net asset value. Sometimes, the prices of ETFs may vary significantly from the NAVs of their underlying indices. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the Portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when a Portfolio invests in ETF's, shareholders of the Portfolio bear their proportionate share of the underlying ETF's fees and expenses.

     STANDARD & POOR'S DEPOSITARY RECEIPTS

     Certain of the Underlying Funds may, consistent with their investment policies, purchase Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange ("AMEX") that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500. The SPDR Trust is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500.

     iSHARES MSCI INDEX SHARES

     Certain of the Underlying Funds may invest in iShares MSCI Index Shares ("iShares") (formerly known as World Equity Benchmark Shares ("WEBS")). WEBS were a form of exchange-traded fund traded on the AMEX. They were re-named iShares MSCI Index Shares on March 15, 2000. iShares track the performance of several international equity indexes. Each country index series invests in an optimized portfolio of common stocks based on that country's Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iShares on the AMEX. To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of an Underlying Fund's shares could also be substantially and adversely affected. If such disruptions were to occur, the Underlying Fund could be required to reconsider the use of iShares as part of its investment strategy. (See "Exchange Traded Funds").

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs")

     HOLDRs are trust-issued receipts that represent a Portfolio's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a

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     Portfolio's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

INITIAL PUBLIC OFFERINGS ("IPOs:")

Certain of the Underlying Funds may invest in IPOs. IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Portfolios' sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Portfolios. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Portfolios' shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Portfolios' performance when the Portfolios' asset bases are small. Consequently, IPOs may constitute a significant portion of the Portfolios' returns particularly when the Portfolios are small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Portfolios' assets as it increases in size and therefore have a more limited effect on the Portfolios' performance in the future.

There can be no assurance that IPOs will continue to be available for the Portfolios to purchase. The number or quality of IPOs available for purchase by the Portfolios may vary, or entirely disappear. In some cases, the Portfolios may not be able to purchase IPOs at the offering price, but may purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Portfolios to realize a profit.

SHORT SALES

A short sale is a transaction in which an Underlying Fund sells a security it does not own in anticipation of a decline in market price. Certain of the Underlying Funds may make short sales to offset a potential decline in a long position or a group of long positions, or if the sub-adviser believes that a decline in the price of a particular security or group of securities is likely. The Underlying Fund's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. An Underlying Fund is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

A short sale "against the box" is a short sale where, at the time of the short sale, the Underlying Fund owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. An Underlying Fund would enter into such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Underlying Fund.

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ILLIQUID SECURITIES

Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring an Underlying Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Underlying Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between an Underlying Fund's decision to dispose of these securities and the time when an Underlying Fund is able to dispose of them, during which time the value of the securities could decline. Securities that are not readily marketable will be valued in good faith pursuant to procedures adopted by the Trust's Board.

RESTRICTED SECURITIES

Certain of the Underlying Funds also may purchase securities that are not registered under the 1933 Act ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). An Underlying Fund's board of directors/trustees, based upon information and recommendations provided by the sub-adviser, confirms that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in an Underlying Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held by the Underlying Fund. Subject to an Underlying Fund's limitations on investments in illiquid investments and subject to the diversification requirements of the Code, an Underlying Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain liquidity risks. Liquidity risks involve the Underlying Funds' inabilities to dispose of the securities in a timely manner or at favorable prices due to a limited number of QIBs. Some 144A securities have registration rights attached when they are initially issued and thus, can be registered with either the SEC or the appropriate state(s). Once the issuer registers the security, it can be traded freely without any legal constrains. Other 144A securities do not have registration rights attached when first issued. As such, these securities can only be bought from and sold to "QIBs." Nonetheless, a small market exists for trading 144A securities. An Underlying Fund may not be able to sell these securities when its sub-adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING


Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on an Underlying Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Underlying Fund's shares. In the event that an Underlying Fund borrows, the Underlying Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Underlying Fund's borrowing limitations to the extent that the Underlying Fund establishes and maintains liquid assets in a segregated account with the Trust's custodian (or earmark liquid assets on its records) equal to the Underlying Fund's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES

For the purpose of realizing additional income, certain of the Underlying Funds may make secured loans of portfolio securities up to 33 1/3% of its total assets (excluding debt securities and repurchase agreements for which this limitation does not apply). Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Underlying Fund's investment program. While the securities are being lent, the Underlying Fund will continue to receive the equivalent of the

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interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Underlying Fund has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Underlying Fund will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the sub-adviser, the consideration to be earned from such loans would justify the risk.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

Certain of the Underlying Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. An Underlying Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Underlying Fund.

     RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY

     Although an Underlying Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment by an Underlying Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

     -    possible declines in the value of real estate;
     -    adverse general or local economic conditions;
     -    possible lack of availability of mortgage funds;
     -    overbuilding;
     -    extended vacancies of properties;
     -    increases in competition, property taxes and operating expenses;
     -    changes in zoning or applicable tax law;
     - costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems;
     -    casualty or condemnation losses;
     -    uninsured damages from floods, earthquakes or other natural disasters;
     -    limitations on and variations in rents; and
     -    unfavorable changes in interest rates.

     In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document and such REITs run the risk of liquidating at an economically inopportune time.

HARD ASSET SECURITIES


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The production and marketing of hard assets or global resources may be affected by actions and changes in governments. In addition, hard asset companies and securities of hard asset companies may be cyclical in nature. During periods of economic or financial instability, the securities of some hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs, and others. Securities of hard asset companies may also experience greater price fluctuations than the relevant hard asset. In periods of rising hard asset prices, such securities may rise at a faster rate, and, conversely, in time of falling hard asset prices, such securities may suffer a greater price decline.


SMALL COMPANIES


Certain of the Underlying Funds may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and an Underlying Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of an Underlying Fund to dispose of such securities may be greatly limited, and an Underlying Fund may have to continue to hold such securities during periods when its manager would otherwise have sold the security. It is possible that an Underlying Fund's manager or an affiliate or client of an Underlying Fund's manager may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Underlying Fund which it manages.


UNSEASONED COMPANIES - Certain of the Underlying Funds may invest in companies (including predecessors) which have been in operation for less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

PRIVATE FUNDS

Certain of the Underlying Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Underlying Fund's ability to invest in them will be limited. In addition, shareholders of the Underlying Fund will remain subject to the Underlying Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the entire investment in the Private Fund.

STRATEGIC TRANSACTIONS


Certain of the Underlying Funds may, but are not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns. Utilizing these investment strategies, the Underlying Fund may purchase and sell, to the extent not otherwise limited or restricted for such Underlying Funds, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts,

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currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").


Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying Funds resulting from securities markets or currency exchange rate fluctuations, to protect the Underlying Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Underlying Fund to utilize these Strategic Transactions successfully will depend on the sub-adviser's ability to predict, which cannot be assured, pertinent market movements. The Underlying Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

SPECIAL SITUATIONS

A special situation arises when, in the opinion of a sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

INTERNET AND INTERNET-RELATED COMPANIES


Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions or other factors can have a significant effect on the financial conditions of companies in these industries, competitive pressures in the Internet and Internet-related industries may affect negatively the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to earnings ratios with little or no earnings.


     RISK CONSIDERATIONS REGARDING THE INTERNET INDUSTRY

     The value of shares of an Underlying Fund invested in the internet industry may fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which initial public offerings occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business, results of operations and financial

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     condition. In addition, the widespread adoption of new Internet, networking or telecommunications technologies or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business, results of operations and financial condition.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES


Certain of the Underlying Funds may invest in principal exchange rate linked securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.


TEMPORARY DEFENSIVE INVESTMENTS


For temporary and defensive purposes, certain of the Underlying Funds may invest up to 100% of its total assets in investment grade fixed income securities (including short-term U.S. government securities, investment grade debt instruments, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes), preferred stocks and repurchase agreements. Certain Underlying Funds may hold an unlimited amount of such investments consistent with its objectives. Certain of the Underlying Funds also may hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. Unless otherwise stated, all percentage limitations on portfolio investments listed in the Prospectus and SAI of the Underlying Fund will apply at the time of investment. The Underlying Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as result of an investment.


PORTFOLIO TURNOVER

Certain Underlying Funds may sell a portfolio investment soon after its acquisition if the sub-adviser believes that such a disposition is consistent with the portfolios investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by an Underlying Fund's shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

                             INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Portfolio has adopted certain investment restrictions as fundamental policies that cannot be changed without the approval of the holders of a "majority" of a Portfolio's outstanding voting securities, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of that Portfolio's voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy; or (ii) more than 50% of that Portfolio's outstanding voting securities. The investment objective, and all policies of a Portfolio not specifically identified in this SAI or the Prospectus as fundamental, may be changed without a vote of the shareholders of the Portfolio. For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

Unless otherwise indicated, a Portfolio:

     (1)  Shall be a "diversified company" as that term is defined in the 1940
          Act;

     (2) May not "concentrate" its investments in a particular industry, as that term is used in the 1940 Act and as interpreted, modified, or otherwise permitted by any regulatory authority having jurisdiction from time to time. This limitation will not apply to the Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collaterized by securities issued by the U.S. government, its agencies or instrumentalities);

     (3) May not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder;

     (4) May not make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

     (5) May not act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Portfolio for its portfolio, the Portfolio may be deemed to be an underwriter under the applicable law;

     (6)  May not purchase or sell real estate, except that the Portfolio may
          (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;

     (7) May not issue any senior security (as defined in the 1940 Act), except that (i) the Portfolio may enter into commitments to purchase securities in accordance with the Portfolio's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Portfolio may engage in transactions that may result in the issuance of a senior security to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any orders obtained thereunder; (iii) the Portfolio may engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iv) the purchase of sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; or

     (8) May not purchase physical commodities or contracts relating to physical commodities.

The fundamental investment restrictions set forth above may be modified so as to provide the Portfolios with the ability to operate under new rules or amendments under the 1940 Act or under orders of the SEC applicable to the Portfolios without receiving prior shareholder approval of the change.

                             MANAGEMENT OF THE TRUST

The business and affairs of the Trust are managed under the direction of the Board according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Amended and Restated Agreement and Declaration of Trust. The Board governs each portfolio of the Trust, including the Portfolios, and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Trust's activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance. As of January 1, 2006, the Trustees are John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Thomas J. McInerney, Jock Patton, David W.C. Putnam, John G. Turner, Roger
B. Vincent, and Richard A. Wedemeyer. The Executive Officers of the Trust are James M. Hennessy, Stanley D. Vyner, Michael J. Roland, Joseph M. O'Donnell, Mary Bea Wilkinson, Robert S. Naka, Mary Gaston, Huey P. Falgout, Jr., Theresa
K. Kelety, Kimberly A. Anderson, Lauren D. Bensinger, Robyn L. Ichilov, Todd Modic, Robin R. Nesbitt, Susan P. Kinens, Kimberly K. Palmer, and Maria M. Anderson.


  Set forth in the table below is information about each Trustee of the Trust.

     INFORMATION ABOUT THE TRUSTEES


                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                    ING FUND
                                                    TERM OF OFFICE                                  COMPLEX
                                POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) -    OVERSEEN BY  OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH TRUST      TIME SERVED (1)     DURING THE PAST 5 YEARS   TRUSTEE (2)(3)   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER                   Trustee           January 1, 2005 -   Executive Director, The         [--]      None
7337 East Doubletree Ranch Rd.                    Present             Mark Twain House & Museum
Scottsdale, Arizona 85258                                             (4) (September 1989 -
Age: 52                                                               Present).

J. MICHAEL EARLEY               Trustee           January 1, 1997 -   President and Chief             [--]      None
7337 East Doubletree Ranch Rd.                    Present             Executive Officer,
Scottsdale, Arizona 85258                                             Bankers Trust Company,
Age: 60                                                               N.A. (June 1992 -
                                                                      Present).

R. BARBARA GITENSTEIN           Trustee           January 1, 1997 -   President, College of New       [--]      None
7337 East Doubletree Ranch Rd.                    Present             Jersey (January 1999 -
Scottsdale, Arizona 85258                                             Present).
Age: 58

PATRICK W. KENNY                Trustee           January 1, 2005 -   President and Chief             [--]      Assured Guaranty
7337 East Doubletree Ranch Rd.                    Present             Executive Officer                         Ltd. (November 2003
Scottsdale, Arizona 85258                                             International Insurance                   - Present).
Age: 63                                                               Society (June 2001 -
                                                                      Present); and Executive
                                                                      Vice President Frontier
                                                                      Insurance Group, Inc.
                                                                      (September 1998 - March
                                                                      2001).

WALTER H. MAY                   Trustee           February 1, 2002 -  Retired.                        [--]      BestPrep (September
7337 East Doubletree Ranch Rd.                    Present                                                       1991 - Present).
Scottsdale, Arizona 85258
Age: 69

JOCK PATTON                     Chairman and      February 1, 2002 -  Private Investor (June          [--]      JDA Software Group,
7337 East Doubletree Ranch Rd.  Trustee           Present             1997 - Present).                          Inc. (January 1999
Scottsdale, Arizona 85258                                             Formerly, Director and                    - Present); Swift
Age: 60                                                               Chief Executive Officer,                  Transportation Co.
                                                                      Rainbow Multimedia Group,                 (March 2004 -
                                                                      Inc. (January 1999 -                      Present).
                                                                      December 2001).

DAVID W.C. PUTNAM               Trustee           February 1, 2002 -  President and Director,         [--]      Progressive Capital
7337 East Doubletree Ranch Rd.                    Present             F.L. Putnam Securities                    Accumulation Trust
Scottsdale, Arizona 85258                                             Company, Inc. (June 1978                  (August 1998 -
Age: 66                                                               - Present).                               Present); Principled
                                                                                                                Equity Market Fund
                                                                                                                Trust (November 1996
                                                                                                                - Present); Mercy
                                                                                                                Endowment Foundation
                                                                                                                (September 1995 -
                                                                                                                Present); Asian
                                                                                                                American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (July
                                                                                                                1991 - Present).

                                                                                                   NUMBER OF
                                                                                                 PORTFOLIOS IN
                                                                                                    ING FUND
                                                    TERM OF OFFICE                                  COMPLEX
                                POSITION(S) HELD    AND LENGTH OF     PRINCIPAL OCCUPATION(S) -    OVERSEEN BY  OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          WITH TRUST      TIME SERVED (1)     DURING THE PAST 5 YEARS   TRUSTEE (2)(3)   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
ROGER B. VINCENT (5)            Trustee           January 1, 1994 -   President, Springwell           [--]      AmeriGas Propane,
7337 East Doubletree Ranch Rd.                    Present             Corporation (March 1989 -                 Inc. (January 1998 -
Scottsdale, Arizona 85258                                             Present).                                 Present).
Age: 60

RICHARD A. WEDEMEYER            Trustee           February 1, 2002 -  Retired. Formerly, Vice         [--]      Touchstone
7337 East Doubletree Ranch Rd.                    Present             President - Finance and                   Consulting Group
Scottsdale, Arizona 85258                                             Administration, The                       (June 1997 -
Age: 69                                                               Channel Corporation (June                 Present); and Jim
                                                                      1996 - April 2002).                       Henson Legacy (April
                                                                      Formerly, Trustee, First                  1994 - Present).
                                                                      Choice Funds (February
                                                                      1997 - April 2001).

TRUSTEES WHO ARE "INTERESTED PERSONS"

THOMAS J. MCINERNEY (6) (7)     Trustee           February 1, 2002 -  Chief Executive Officer,        [--]      Equitable Life
7337 East Doubletree Ranch Rd.                    Present             ING U.S. Financial                        Insurance Co.,
Scottsdale, Arizona 85258                                             Services (January 2005 -                  Golden American Life
Age: 48                                                               Present); General Manager                 Insurance Co., Life
                                                                      and Chief Executive                       Insurance Company of
                                                                      Officer, ING U.S.                         Georgia, Midwestern
                                                                      Financial Services                        United Life
                                                                      (December 2003 - December                 Insurance Co.,
                                                                      2004); Chief Executive                    ReliaStar Life
                                                                      Officer, ING U.S.                         Insurance Co.,
                                                                      Financial Services                        Security Life of
                                                                      (September 2001 -                         Denver, Security
                                                                      December 2003); and                       Connecticut Life
                                                                      General Manager and Chief                 Insurance Co.,
                                                                      Executive Officer, U.S.                   Southland Life
                                                                      Worksite Financial                        Insurance Co., USG
                                                                      Services (December 2000 -                 Annuity and Life
                                                                      September 2001).                          Company, and United
                                                                                                                Life and Annuity
                                                                                                                Insurance Co. Inc;
                                                                                                                Ameribest Life
                                                                                                                Insurance Co.; First
                                                                                                                Columbine Life
                                                                                                                Insurance Co.; and
                                                                                                                Metro Atlanta
                                                                                                                Chamber of Commerce
                                                                                                                (January 2003 -
                                                                                                                Present).

JOHN G. TURNER (6)              Trustee           February 1, 2002 -  Retired. Formerly, Vice         158       Hormel Foods
7337 East Doubletree Ranch Rd.                    Present             Chairman of ING Americas                  Corporation (March
Scottsdale, Arizona 85258                                             (September 2000 - January                 2000 - Present);
Age: 65                                                               2002); Chairman and Chief                 ShopKo Stores,
                                                                      Executive Officer of                      Inc.(August 1999 -
                                                                      ReliaStar Financial Corp.                 Present); and
                                                                      and ReliaStar Life                        Conseco, Inc..
                                                                      Insurance Company (July                   (September 2003 -
                                                                      1993 -September 2000);                    Present).
                                                                      Director of ReliaStar
                                                                      Life Insurance Company of
                                                                      New York (April 1975 -
                                                                      December 2001); Director
                                                                      of Northern Life
                                                                      Insurance Company (March
                                                                      1985 - April 2000);
                                                                      Chairman and Trustee of
                                                                      the Northstar affiliated
                                                                      investment companies (May
                                                                      1993 - December 2001).

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.


(2) As of [  ], 2006.

(3) For purposes of this table, "ING Funds Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Advantage and Premium Opportunity Fund; ING Global Equity Dividend and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Partners, Inc. ; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust;.and ING VP Natural Resources Trust.

(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company ("ILIAC"), has held a seat on the board of directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(5) Mr. Vincent was the beneficial owner of 200 shares of Goldman, Sachs, & Co., the parent company of the sub-adviser of the Goldman Sachs Tollkeeper(SM) Portfolio, another portfolio of the Trust, from December 2002 through February 2003. These shares were acquired by an account that Mr. Vincent does not directly manage, and he disposed of the shares upon learning that they were held in his account. Mr. Vincent may technically have been an "interested person," as defined in the 1940 Act, of the Goldman Sachs Tollkeeper(SM) Portfolio and of the Trust during this period.

(6) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the investment adviser, ING Investments, LLC.and the distributor, DSI.

(7) Mr. McInerney is also a director/trustee of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolios, Inc.; ING GET Fund; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc, therefore for the purposes of this table, with reference to Mr. McInerney, "ING Funds Complex" also includes these investment companies.

     Information about the Trust's officers is set forth in the table below:


                                                                  TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)         DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief Executive  March 2003 - Present       President and Chief Executive Officer,
7337 East Doubletree Ranch Rd.  Officer                                                   ING Investments, LLC(2) (December 2000 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Senior Executive
Age: 57                                                                                   Vice President and Chief Operating
                                                                                          Officer, ING Investments, LLC(2) (April
                                                                                          1995 - December 2000); and Executive
                                                                                          Vice President, ING Investments, LLC(2)
                                                                                          (May 1998 - June 2000).

STANLEY D. VYNER                Executive Vice President       February 2003 - Present    Executive Vice President, ING
7337 East Doubletree Ranch Rd.                                                            Investments, LLC(2) (July 2000 -
Scottsdale, Arizona 85258                                                                 Present) and Chief Investment Risk
Age: 55                                                                                   Officer (January 2003 - Present).
                                                                                          Formerly, Chief Investment Officer of
                                                                                          the International Portfolios, ING
                                                                                          Investments, LLC(2) (August 2000 -
                                                                                          January 2003); and Chief Executive
                                                                                          Officer, ING Investments, LLC(2) (August
                                                                                          1996 - August 2000).

MICHAEL J. ROLAND               Executive Vice President       March 2003 - Present       Executive Vice President (December 2001
7337 East Doubletree Ranch Rd.                                                            - Present) and Chief Compliance Officer
Scottsdale, Arizona 85258                                                                 (October 2004 - Present), ING
Age: 47                                                                                   Investments, LLC(2). Formerly, Chief
                                                                                          Financial Officer and Treasurer, ING
                                                                                          Investments, LLC(2), (December 2001 -
                                                                                          March 2005); and Senior Vice President,
                                                                                          ING Investments, LLC(2) (June 1998 -
                                                                                          December 2001).

JOSEPH M. O'DONNELL             Chief Compliance Officer       November 2004 - Present    Chief Compliance Officer of the ING
7337 East Doubletree Ranch Rd.                                                            Funds (November 2004 - Present).
Scottsdale, AZ 85258                                                                      Formerly, Vice President, Chief Legal
Age: 51                                                                                   Counsel, Chief Compliance Officer and
                                                                                          Secretary of Atlas Securities, Inc.,
                                                                                          Atlas Advisers, Inc. and Atlas Funds
                                                                                          (October 2001 - October 2004); and Chief
                                                                                          Operating Officer and General Counsel of
                                                                                          Matthews International Capital
                                                                                          Management LLC and Vice President and
                                                                                          Secretary of Matthews International
                                                                                          Funds (August 1999 - May 2001).

TODD MODIC                      Senior Vice President,         March 2005 - Present       Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.  Chief/Principal Financial                                 Services, LLC (3) (April 2005 -
Scottsdale, Arizona 85258       Officer                                                   Present). Formerly, Vice President, ING
Age: 38                                                                                   Funds Services, LLC(3) (September 2002 -
                                                                                          March 2005). Formerly, Director of
                                                                                          Financial Reporting, ING Investments,
                                                                                          LLC(2) (March 2001 - September 2002);
                                                                                          and Director of Financial Reporting,
                                                                                          Axient Communications, Inc. (May 2000 -
                                                                                          January 2001).

ROBERT S. NAKA                  Senior Vice President          January 2003 - Present     Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                            Secretary, ING Funds Services, LLC(3).
Scottsdale, Arizona 85258                                                                 (October 2001 - Present).Formerly,
Age: 42                                                                                   Senior Vice President , ING Funds
                                                                                          Services, LLC(3) (August 1999 - October
                                                                                          2001).

KIMBERLY A. ANDERSON            Senior Vice President          November 2003 - Present    Senior Vice President, ING Investments,
7337 East Doubletree Ranch Rd.                                                            LLC(2) (October 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Vice President and Assistant
                                                                                          Secretary, ING Investments, LLC(2)
                                                                                          (October 2001 - October 2003); and
                                                                                          Assistant

                                                                  TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)         DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Age: 41                                                                                   Vice President, ING Funds Services, LLC(3)
                                                                                          (November 1999 - January 2001).

MARY BEA WILKINSON              Vice President                 March 2003 - Present       Head of Strategic Relationships, ING
7337 East Doubletree Ranch Rd.                                                            U.S. Financial Services (2003 -
Scottsdale, Arizona 85258                                                                 Present); Formerly, Senior Vice
Age: 49                                                                                   President, ING Outside Funds Group (2000
                                                                                          - 2002); and Senior Vice President and
                                                                                          Chief Financial Officer, First Golden
                                                                                          American Life Insurance Company of New
                                                                                          York (1997 - 2000).

ROBYN L. ICHILOV                Vice President and Treasurer   March 2003 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(3) (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                 Investments, LLC(2) (August 1997 -
Age: 38                                                                                   Present).

LAUREN D. BENSINGER             Vice President                 February 2003 - Present    Vice President and Chief Compliance
7337 East Doubletree Ranch Rd.                                                            Officer, ING Funds Distributor, LLC(4)
Scottsdale, Arizona 85258                                                                 (July 1995 - Present); and Vice
Age: 52                                                                                   President, ING Investments, LLC(2)
                                                                                          (February 1996 - Present). Formerly,
                                                                                          Chief Compliance Officer, ING
                                                                                          Investments, LLC(2) (October 2001 -
                                                                                          October 2004).

MARIA M. ANDERSON               Vice President                 September 2004 - Present   Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(3) (September 2004 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Assistant Vice President, ING
Age: 47                                                                                   Funds Services, LLC(3) (October 2001 -
                                                                                          September 2004); and Manager of Fund
                                                                                          Accounting and Fund Compliance, ING
                                                                                          Investments, LLC(2) (September 1999 -
                                                                                          October 2001).

MARY A. GASTON                  Vice President                 March 2005 - Present       Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                            LLC(3) (April 2005 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Assistant Vice President, Financial
Age: 40                                                                                   Reporting, ING Investments, LLC(2)
                                                                                          (April 2004 - April 2005): Manager,
                                                                                          Financial Reporting, ING Investments,
                                                                                          LLC(2) (August 2002 - April 2004);
                                                                                          Controller, Z Seven Fund, Inc. and
                                                                                          Ziskin Asset Management, Inc. (January
                                                                                          2000 - March 2002).

SUSAN P. KINENS                 Assistant Vice President       January 2003 - Present     Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (December 2002 -
Scottsdale, Arizona 85258                                                                 Present); and has held various other
Age: 29                                                                                   positions with ING Funds Services,
                                                                                          LLC(3) for more than the last five
                                                                                          years.

KIMBERLY K. PALMER              Assistant Vice President       September 2004 - Present   Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC(3) (August 2004 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Manager,
Age: 48                                                                                   Registration Statements, ING Funds
                                                                                          Services, LLC(3) (May 2003 - August
                                                                                          2004); Associate Partner, AMVESCAP PLC
                                                                                          (October 2000 - May 2003); and Director
                                                                                          of Federal Filings and Blue Sky Filings,
                                                                                          INVESCO Funds Group, Inc. (March 1994 -
                                                                                          May 2003).

HUEY P. FALGOUT, JR.            Secretary                      August 2003 - Present      Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (September 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Counsel, ING Americas, U.S.
Age: 42                                                                                   Legal Services (November 2002 -
                                                                                          September 2003); and Associate General
                                                                                          Counsel of AIG American General (January
                                                                                          1999 - November 2002).

                                                                  TERM OF OFFICE AND               PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE           POSITIONS HELD WITH THE TRUST  LENGTH OF TIME SERVED (1)         DURING THE LAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY               Assistant Secretary            August 2003 - Present      Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                            Services (April 2003 - Present).
Scottsdale, Arizona 85258                                                                 Formerly, Senior Associate with Shearman
Age: 43                                                                                   & Sterling (February 2000 - April 2003).

ROBIN R. NESBITT                Assistant Secretary            September 2004 - Present   Supervisor, Board Operations, ING Funds
7337 East Doubletree Ranch Rd.                                                            Services, LLC (3) (August 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly, Senior Legal
Age: 31                                                                                   Analyst, ING Funds Services, LLC (3)
                                                                                          (August 2002 - August 2003); Associate,
                                                                                          PricewaterhouseCoopers (January 2001 -
                                                                                          August 2001); and Paralegal, McManis,
                                                                                          Faulkner & Morgan (May 2000 - December
                                                                                          2000).



     (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
     (2) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the sucessor in interest to ING Pilgirm Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
     (3) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the sucessor in interest to ING Pilgirm Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
     (4) ING Funds Distributor, LLC is the sucessor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

SHARE OWNERSHIP POLICY


In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, shares of one or more funds managed by ING entities at all times ("Policy"). For this purpose, beneficial ownership of fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a portfolio of the Trust.


Under this Policy, the initial value of investments in one or more mutual funds in the ING Funds Complex that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any portfolio's investments will not cause a Trustee to have to make any additional investments under this Policy.

TRUSTEES' PORTFOLIO EQUITY OWNERSHIP POSITIONS


Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:



                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF
                                                     DECEMBER 31, 2005
                             -----------------------------------------------------------------
                                                                                                     AGGREGATE DOLLAR RANGE OF
                                                     ING                                             EQUITY SECURITIES IN ALL
                                 ING             MARKETSTYLE           ING                            REGISTERED INVESTMENT
                             MARKETSTYLE           MODERATE        MARKETSTYLE          ING        COMPANIES OVERSEEN BY TRUSTEE
     NAME OF                  MODERATE             GROWTH            GROWTH          MARKETPRO        IN FAMILY OF INVESTMENT
     TRUSTEE                  PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO               COMPANIES
     ---------------------------------------------------------------------------------------------------------------------------
     John V. Boyer               [--]                [--]              [--]             [--]                    [--]

     J. Michael Earley           [--]                [--]              [--]             [--]                    [--]

     R. Barbara Gitenstein       [--]                [--]              [--]             [--]                    [--]

     Patrick W. Kenny            [--]                [--]              [--]             [--]                    [--]

     Walter H. May               [--]                [--]              [--]             [--]                    [--]

     Jock Patton                 [--]                [--]              [--]             [--]                    [--]

     David W.C. Putnam           [--]                [--]              [--]             [--]                    [--]

     Roger B. Vincent            [--]                [--]              [--]             [--]                    [--]

     Richard A. Wedemeyer        [--]                [--]              [--]             [--]                    [--]

     TRUSTEES WHO ARE
     "INTERESTED PERSONS"

     Thomas J. McInerney         [--]                [--]              [--]             [--]                    [--]

                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH PORTFOLIO AS OF
                                                     DECEMBER 31, 2005
                             -----------------------------------------------------------------
                                                                                                     AGGREGATE DOLLAR RANGE OF
                                                     ING                                             EQUITY SECURITIES IN ALL
                                 ING             MARKETSTYLE           ING                            REGISTERED INVESTMENT
                             MARKETSTYLE           MODERATE        MARKETSTYLE          ING        COMPANIES OVERSEEN BY TRUSTEE
     NAME OF                  MODERATE             GROWTH            GROWTH          MARKETPRO        IN FAMILY OF INVESTMENT
     TRUSTEE                  PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO               COMPANIES
     ---------------------------------------------------------------------------------------------------------------------------
     John G. Turner              [--]                [--]              [--]             [--]                    [--]



BOARD

The Board governs each Portfolio and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each of the Portfolios, and review each Portfolio's performance.

FREQUENCY OF  BOARD MEETINGS

The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times per year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each committee below operates pursuant to a Charter approved by the Board.

BOARD COMMITTEES

EXECUTIVE COMMITTEE - An Executive Committee of the Board was formed in order to act on behalf of the full Board between regularly scheduled Board meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee:
Messrs. Turner, May, McInerney and Patton. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held [--] meetings during the fiscal year ended December 31, 2005.

AUDIT COMMITTEE - The Board established an Audit Committee, whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audits, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees. The following Trustees serve as members of the Audit Committee: Messrs. Kenny, Putnam, Earley and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held [--] meetings during the fiscal year ended December 31, 2005.

VALUATION, PROXY AND BROKERAGE COMMITTEE - The Board has a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Portfolios for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of ING Investments' usage of the Trust's brokerage and ING Investments' compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Valuation, Proxy and Brokerage

Committee: Messrs. Patton, May, Boyer, and Wedemeyer, and Dr. Gitenstein. Mr. May serves as Chairperson of the Valuation, proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held [--] meetings during the fiscal year ended December 31, 2005.

NOMINATING AND GOVERNANCE COMMITTEE - The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Director policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominations in the same manner as it reviews its own nominees. A shareholder nominee for trustee should be submitted in writing to the Portfolios' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations.


The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Portfolios' Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Portfolios with the SEC.


The Nominating and Governance Committee consists of four (4) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Messrs. May, Wedemeyer, and Kenny and Dr. Gitenstein. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee held [--] meetings during the fiscal year ended December 31, 2005.

INVESTMENT REVIEW COMMITTEE - The Board has established an Investment Review Committee to, among other things, monitor the investment performance of the Portfolios and make recommendations to the Board with respect to the Portfolios. The Investment Review Committee for the domestic equity funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Earley, Putnam, Kenny, Turner, and Vincent. Mr. Vincent serves as the Chairperson of the Investment Review Committee for the domestic equity fund. The Investment Review Committee for the domestic equity funds held [--] meetings during the fiscal year ended December 31, 2005.. The Investment Review Committee for the international equity and fixed income funds currently consists of five (5) Independent Trustees and one
(1) Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Boyer, May, McInerney, Patton, and Wedemeyer and Dr. Gitenstein. Mr. Wedemeyer serves as Chairperson of the Investment Review Committee for the international and fixed income funds. The Investment Review Committee for the international and fixed-income funds held [--] meetings during the fiscal year ended December 31, 2005.

COMPLIANCE COMMITTEE - The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Portfolios. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding role, performance, and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees. The following Trustees serve as members of the Compliance

Committee: Messrs. Boyer, Earley, and Patton. Mr. Boyer serves as the Chairperson of the Compliance Committee. The Compliance Committee held [--] meetings during the fiscal year ended December 31, 2005,

CONTRACTS COMMITTEE - The Board established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory, and sub-advisory agreements and, at the discretion of the Board, other agreement or plans involving the Portfolios. The responsibilities of the Contracts Committee, include, among other things: (1) identifying the scope and format of information to be provided by service providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew or modify agreements or plans. The Committee currently consists of five (5) Independent Trustees. The following Trustees serve as members of the Contracts Committee:
Messrs. Boyer, May, Patton, Vincent, and Wedemeyer. Mr. Vincent serves as the Chairperson of the Contracts Committee. The Contracts Committee held [--] meetings during the fiscal year ended December 31, 2005.


COMPENSATION OF TRUSTEES

Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.


Each Portfolio pays each Independent Trustee a PRO RATA SHARE, as described below, of: (i) an annual retainer of $45,000 per year (Messrs. Patton, Earley, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $20,000, and $10,000(1) respectively) (additionally, as Chairperson of the Investment Review and Contracts Committee Mr. Vincent receives an additional $20,000 and $15,000 respectively); (ii) $7,000 for each in-person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of a telephonic Board meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic; and (v) out-of-pocket expenses. The PRO RATA share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the portfolios managed by ING Investments or its affiliates, ING Investments and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

The following table sets forth information provided by ING Investments regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments and its affiliates for the fiscal year ending December 31, 2005. Officers of the Trust and Trustees who are interested persons of a Portfolio do not receive any compensation from the Trust or any other funds managed by ING Investments or its affiliates.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active for that quarter. The compensation per quarter to the Chairperson is $2500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

                            COMPENSATION OF TRUSTEES


                                                                                                                  TOTAL
                                                                                                               COMPENSATION
                                                                                                                   FROM
                                                  ING                                        ESTIMATED          REGISTRANT
                                   ING        MARKETSTYLE         ING                          ANNUAL            AND FUND
                               MARKETSTYLE     MODERATE       MARKETSTYLE        ING          BENEFITS            COMPLEX
       NAME OF PERSON,           MODERATE       GROWTH          GROWTH        MARKETPRO         UPON              PAID TO
          POSITION              PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    RETIREMENT(1)     TRUSTEES (2), (3)
------------------------------------------------------------------------------------------------------------------------------
JOHN G. TURNER, TRUSTEE(4)          $              $               $              $              $                  $

THOMAS J. MCINERNEY,
TRUSTEE(4)                          $              $               $              $              $                  $

JOHN V. BOYER, TRUSTEE              $              $               $              $              $                  $

J. MICHAEL EARLEY, TRUSTEE          $              $               $              $              $                  $

R. BARBARA GITENSTEIN,
TRUSTEE                             $              $               $              $              $                  $

PATRICK W. KENNY, TRUSTEE           $              $               $              $              $                  $

ROGER B. VINCENT, TRUSTEE(5)        $              $               $              $              $                  $

WALTER H. MAY, TRUSTEE              $              $               $              $              $                  $

RICHARD A. WEDEMEYER, TRUSTEE       $              $               $              $              $                  $

JOCK PATTON, CHAIRMAN AND
TRUSTEE                             $              $               $              $              $                  $

DAVID W.C. PUTNAM, TRUSTEE          $              $               $              $              $                  $



   (1) The Board has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the Trust at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

   (2) Director/Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

   (3) Represents compensation for [--] portfolios (total in the Fund Complex as of December 31, 2005).

   (4) "Interested person," as defined in the 1940 Act, of the Company because of the affiliation with ING Groep, N.V., the parent corporation of each of ING Investments and DSI. Officers and Trustees who are interested persons do not receive any compensation from the portfolio.

   (5) Mr. Vincent may have been deemed to be an "interested person" of the Trust, as defined in the 1940 Act, during a portion of 2003, because he had beneficial ownership of 200 shares of Goldman, Sachs & Co., the parent company of a sub-adviser to one of the portfolios of the Trust, during a portion of 2003. Mr. Vincent no longer has beneficial ownership of those shares. The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

INDEPENDENT TRUSTEE OWNERSHIP OF SHARES

Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Trust's adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Trust (not including registered investment companies) as of December 31, 2005.



                              NAME OF OWNERS AND
                               RELATIONSHIP TO                                           VALUE OF      PERCENTAGE OF
   NAME OF TRUSTEE                 TRUSTEE               COMPANY       TITLE OF CLASS   SECURITIES         CLASS
--------------------------------------------------------------------------------------------------------------------
JOHN V. BOYER                        N/A                   N/A              N/A            $  0             N/A

J. MICHAEL EARLEY                    N/A                   N/A              N/A            $  0             N/A

R. BARBARA GITENSTEIN                N/A                   N/A              N/A            $  0             N/A

PATRICK W. KENNY                     N/A                   N/A              N/A            $  0             N/A

WALTER H. MAY                        N/A                   N/A              N/A            $  0             N/A

JOCK PATTON                          N/A                   N/A              N/A            $  0             N/A

DAVID W. C. PUTNAM                   N/A                   N/A              N/A            $  0             N/A

ROGER B. VINCENT                     N/A                   N/A              N/A            $  0             N/A

RICHARD A. WEDEMEYER                 N/A                   N/A              N/A            $  0             N/A





CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of [--], 2006 none of the Independent Trustees or their immediate family members owned beneficially or of record securities in ING Investments or ING Groep, N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,00 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in ING Investments or ING Groep or any affiliated companies of ING Investments or ING Groep.

Shares of the Portfolios may be offered to insurance companies as depositors of separate accounts which are used to fund variable annuity contracts ("VA Contracts") and variable life insurance contracts ("VLI Contracts"), to qualified pension and retirement plans outside the separate accounts context, to investment advisers and their affiliates including other investment companies. As of [--], 2006, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of each Portfolio. As of the that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of any the Portfolios addressed herein, except as set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding a Portfolio without the consent or approval of shareholders.



                                    PERCENTAGE       PERCENTAGE
PORTFOLIO AND CLASS                 OF CLASS         OF PORTFOLIO               NAME AND ADDRESS


                                     ADVISER

ING Investments serves as the adviser to the Portfolios pursuant to a adviser agreement between ING Investments and the Trust ("Advisory Agreement"). ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Investments is an Arizona corporation that is an indirect wholly-owned subsidiary ING Groep. ING Investments is registered with the SEC as an investment adviser.

ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. On February 26, 2001, the name of the adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the adviser changed to ING Investments, LLC.

Pursuant to the Advisory Agreement, ING Investments, subject to the direction of the Board, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the sub-adviser, if applicable. The services include, but are not limited to, (i) coordinating for all Portfolios, at ING Investment's expense, all maters relating to the operation of the Portfolios, including any necessary coordination among the sub-advisers, Custodian, Dividend Disbursing Agent, Portfolio Accounting Agent (including pricing and valuation of the Portfolios' portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at ING Investment's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by ING Investments of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by ING Investments of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at ING Investment's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Advisory Agreement. Other responsibilities of ING Investments are described in the Prospectuses.

The Trust and ING Investments have received an exemptive order from the SEC that allows ING Investments to enter into new investment sub-advisory contracts ("Sub-Advisory Agreements") and to make material changes to Sub-Advisory Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Sub-Advisory Agreements with sub-advisers. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders (including owners of variable contracts whose proceeds are invested in a relevant portfolio) within 90 days of the change. ING Investments remains responsible for providing general management services to each of the Portfolios, including overall supervisory responsibility for the general management and investment of each Portfolios' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Portfolios' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Portfolios' assets; (iii) when appropriate, allocate and reallocate the Portfolios' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Portfolios' investment objectives, policies and restrictions.

ING Investments shall make its officers and employees available to the Board and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolios.

Pursuant to the Advisory Agreement, ING Investments is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.

After an initial term of two years, the Advisory Agreement and, with respect to the MarketStyle Portfolios, the sub-advisory agreement between ING Investments and ING Investment Management Co. ("ING IM") ("Sub-Advisory Agreement") continue in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Trust's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by vote of the Trustees or by the shareholders of a Portfolio or by ING Investments on 60 days written notice by either party to the Advisory Agreement, and will terminate automatically if assigned as that term is defined in the 1940 Act.

As compensation for its services under the Advisory Agreement, the Trust pays ING Investments a monthly fee in arrears and is expressed as an annual percentage of the applicable Portfolio's average daily net assets as follows:



PORTFOLIO                                                   ANNUAL ADVISORY FEE
ING MarketStyle Moderate Portfolio                                 0.08%
ING MarketStyle Moderate Growth Portfolio                          0.08%
ING MarketStyle Growth Portfolio                                   0.08%
ING MarketPro Portfolio                                            0.00%



TOTAL ADVISORY FEES PAID

The following chart sets forth the total amounts the Portfolios paid to ING Investments. Because the MarketStyle Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, and because the MarketPro Portfolio does not receive an advisory fee, no fees were paid to ING Investments under the Advisory Agreement.



PORTFOLIO                                           2005(1)      2004       2003
--------------------------------------------------------------------------------
ING MarketStyle Moderate Portfolio                  $   [ ]       N/A        N/A
ING MarketStyle Moderate Growth Portfolio           $   [ ]       N/A        N/A
ING MarketStyle Growth Portfolio                    $   [ ]       N/A        N/A
ING MarketPro Portfolio                                 N/A       N/A        N/A



     (1) The gross fees paid to ING Investments under the Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                    SUB-ADVISER (ING MARKETSTYLE PORTFOLIOS)

ING Investments has engaged the services of ING IM, as the sub-adviser to provide portfolio management services to the MarketStyle Portfolios. The Trust, ING Investments and ING IM, have entered into a Sub-Advisory Agreement, which was approved by the Trustees of the Trust and by shareholders of the Portfolio.

SUB-ADVISORY FEES

Pursuant to the Sub-Advisory Agreement, ING Investments (and not the Trust) pays ING IM, for its services, a monthly fee in arrears expressed as an annual amount equal to 0.02% of each MarketStyle Portfolio's average daily net assets.

TOTAL SUB-ADVISORY FEES PAID

The following chart sets forth the total amounts ING Investments paid to:



SUB-ADVISER                                               2005(1)                 2004                   2003
-------------------------------------------------------------------------------------------------------------
ING IM                                                                             N/A                    N/A
ING Market Style Moderate Portfolio                       $   [ ]

ING IM                                                                             N/A                    N/A
ING MarketStyle Moderate Growth Portfolio                 $   [ ]

ING IM                                                                             N/A                    N/A
ING Growth Portfolio                                      $   [ ]

ING Market Pro Portfolio                                      N/A                  N/A                    N/A



     (1) The fees paid to ING IM under the Sub-Advisory Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                   OTHER INFORMATION ABOUT PORTFOLIO MANAGERS

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2005.



                      REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                      COMPANIES                         VEHICLES                                  OTHER ACCTS
                      ------------------------------------------------------------------------------------------------
                      NUMBER
    PORTFOLIO         OF                                NUMBER OF                           NUMBER OF
     MANAGER          ACCOUNTS     TOTAL ASSETS         ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
----------------------------------------------------------------------------------------------------------------------
Shiv Mehta              [--]               $              [--]                $               [--]               $

Mary Ann Fernandez      [--]               $              [--]                $               [--]               $



There were no accounts for which the advisory fee is based on performance.

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

Compensation consists of (a) fixed base salary; (b) cash bonus which is based on ING IM's performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING Groep restricted stock, stock options and restricted performance units.

Portfolio managers whose fixed base salary compensation exceeds a particular threshold may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolios owned by each portfolio manager as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    PORTFOLIO SHARES OWNED
-----------------                                    ----------------------
Shiv Mehta                                           [--]
Mary Ann Fernandez                                   [--]



              ASSET ALLOCATION COMMITTEE (ING MARKETPRO PORTFOLIO)

An Asset Allocation Committee of ING Investments reviews the allocation of MarketPro Portfolio's assets. The Asset Allocation Committee is responsible for the day-to-day management of the MarketPro Portfolio. No member of the Asset Allocation Committee is solely responsible for making recommendations for portfolio purchase or sales or asset allocation recommendations.


The Asset Allocation Committee consists of the following persons: William A. Evans, Shaun P. Mathews, Jeffery S. Stout, Laurie M. Tillinghast and Stanley D. Vyner.

WILLIAM A. EVANS, CFA, Senior Fund Analyst, has been with ING since 2002. Prior to joining ING, Mr. Evans was a portfolio manager for high net worth and institutional clients for Fleet Investment Advisors.

SHAUN P. MATHEWS, Executive Vice President, is head of the ING U.S. Financial Services Mutual Funds and Investment Products organization and prior to that, he was chief marketing officer for ING U.S. Financial Services.

JEFFERY S. STOUT, FSA, heads the Equity Risk Management Department for ING U.S. Financial Services. Mr. Stout has over 14 years of progressive professional experience in the financial services industry, including over eight years developing and managing quantitative hedging strategies for complex derivative exposures. Mr. Stout joined ING in April of 2000.

LAURIE M. TILLINGHAST, Vice President and Head of Investment Advisory and Due Diligence, has over 25 years experience in the investment product and financial services business.

STANLEY D. VYNER is Chief Investment Risk Officer. Before taking on that role at the beginning of 2003, Mr. Vyner had, since June 1996, directly overseen the investment management of various parts of ING's assets under management. Mr. Vyner is a non-voting member of the Committee.


OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by each committee member as of December 31, 2005:



                       REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                       COMPANIES                         VEHICLES                              OTHER ACCOUNTS
                       ----------------------------------------------------------------------------------------------
     INVESTMENT
     COMMITTEE         NUMBER OF                         NUMBER OF                        NUMBER OF
       MEMBER          ACCOUNTS      TOTAL ASSETS        ACCOUNTS        TOTAL ASSETS     ACCOUNTS       TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------
William A. Evans         [--]              $               [--]                $            [--]               $
Shaun P. Mathews         [--]              $               [--]                $            [--]               $
Jeffrey S. Stout         [--]              $               [--]                $            [--]               $
Laurie M. Tillinghast    [--]              $               [--]                $            [--]               $
Stanley D. Vyner         [--]              $               [--]                $            [--]               $


* None of these accounts has an advisory fee based on the performance of the account.

POTENTIAL CONFLICTS OF INTEREST

Potential conflicts of interest may arise in the Asset Allocation Committee Members' management of the MarketPro Portfolio. The Asset Allocation Committee may be subject to competing interests that have the potential to influence its decision making with regard to the allocation of Portfolio assets. For example, one Underlying Fund may pay advisory fees that are higher than others, and some Underlying Funds have a sub-adviser that is affiliated with ING Investments, while others do not. Therefore, the Asset Allocation Committee may have an incentive to allocate Portfolio assets in a manner that benefits ING Investment's or an affiliate's interests, or the interests of an Underlying Fund in addition to or in lieu of the Portfolio's interests. In addition, the Asset Allocation Committee may believe that certain Underlying Funds may benefit from additional assets or could be harmed by redemptions. Furthermore, as described in the Prospectus, the Asset Allocation Committee may allocate Portfolio assets to the insurance company fixed contracts that are issued by ING Investments or an affiliated insurer.

COMPENSATION STRUCTURE OF ASSET ALLOCATION COMMITTEE MEMBERS

An Asset Allocation Committee Member's compensation consists of (a) base pay in the form of a fixed annual salary; (b) bonus which is based on several factors including the individual's performance rating, the performance of the ING Groep entity that employs the Member, and the performance of ING Groep and its subsidiaries in the United States; and (c) long-term equity awards tied to the performance of the parent company, ING Groep. The Asset Allocation Committee Members each have substantial additional duties for the entity that employs him or her, or to the Board of Directors of the ING Funds. Thus, their individual performance ratings will be based in large part on services other than the Committee, although the value of the assets held in the MarketPro Portfolio and the performance of the Portfolio may be a factor in a Member's job performance rating.

Based on job function, internal comparators and external market data, Asset Allocation Committee Members participate in the ING Groep's Long-Term Incentive Plan. The awards vest in three years and are paid in a combination of ING Groep's restricted stock, stock options and restricted performance units.

The Asset Allocation Committee Members, whose fixed base salary compensation exceeds a particular threshold, may participate in ING Groep's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING Groep's stock or at annual fixed interest rates. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

The Asset Allocation Committee Members participate in ING Groep's Pension and Retirement Plans, which are available generally to all salaried employees.

ASSET ALLOCATION COMMITTEE MEMBERS' OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the MarketPro Portfolio owned by each committee member as of December 31, 2005, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.



                                                     DOLLAR RANGE OF
ASSET ALLOCATION COMMITTEE MEMBER                    PORTFOLIO SHARES OWNED
---------------------------------                    ----------------------
William A. Evans                                     [--]
Shaun P. Mathews                                     [--]
Jeffery Stout                                        [--]
Laurie M. Tillinghast                                [--]
Stan Vyner                                           [--]

                          EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with each Portfolio listed below pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement, ING Investments will assume other expenses so that the total annual ordinary operating expenses of each Portfolio listed below (which excludes interest, taxes, other investment related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of each Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments) do not exceed the limits set forth below of the Portfolios' average daily net assets subject to possible recoupment by ING Investments within three years.



          PORTFOLIO                              ADV CLASS          CLASS I            CLASS S       SERVICE 2 CLASS
--------------------------------------------------------------------------------------------------------------------
ING MarketPro                                      0.70%             0.10%              0.35%             0.50%
ING MarketStyle Moderate                           0.68%             0.08%              0.33%             0.48%
ING MarketStyle Moderate Growth                    0.68%             0.08%              0.33%             0.48%
ING MarketStyle Growth                             0.68%             0.08%              0.33%             0.48%



The expense limitation agreement provides that the expense limitation shall continue until May 1, 2007. The Portfolios' expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of termination of the agreement to a lead Independent Trustee of the Registrant within ninety (90) days prior to the end of the then-current term or upon termination of the Agreement. The expense limitation agreement may also be terminated by a Portfolio, without payment of any penalty, upon ninety (90) days' prior written notice to the ING Investments at its principal place of business.

                                  ADMINISTRATOR

ING Funds Services, LLC ("ING Funds Services" or "Administrator"), an affiliate of ING Investments, serves as Administrator for the Portfolios pursuant to an administration agreement ("Administration Agreement"). The administrative services performed by ING Funds Services include acting as a liaison among the various service providers to the Portfolios, including the custodian, portfolio accounting agent, and the insurance company or companies to which the Portfolios offer their shares. ING Funds Services is also responsible for monitoring the Portfolios' compliance with applicable legal requirements with the investment policies and restrictions of the Portfolios. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Currently, for its services under the Administration Agreement, ING Funds Services receives no compensation for its service to the MarketStyle Portfolios. However, ING Funds Services receives compensation in an amount equal to 0.05% based on average daily net assets per annum for the MarketPro Portfolio. Since the MarketPro Portfolio had not commenced operations as of fiscal years ended December 31, 2004 and 2003, no administrative fees were paid by the MarketPro Portfolio to ING Fund Services.

TOTAL ADMINISTRATOR FEES



PORTFOLIO                                                 2005(1)                 2004                  2003
------------------------------------------------------------------------------------------------------------
ING MarketStyle Moderate Portfolio                           N/A                   N/A                   N/A
ING MarketStyle Moderate Growth Portfolio                    N/A                   N/A                   N/A
ING MarketStyle Growth Portfolio                             N/A                   N/A                   N/A
ING MarketPro Portfolio                                    $ [ ]                   N/A                   N/A



     (1) The fees paid to ING Funds Services under the Administration Agreement are for the period beginning August 15, 2005 through December 31, 2005.

                          DISTRIBUTION OF TRUST SHARES

Directed Services, Inc. ("DSI" or "Distributor") serves as each Portfolio's principal underwriter and distributor. DSI's principal executive offices are located at 1475 Dunwoody Drive, West Chester, PA 19380. DSI is not obligated to sell a specific amount of the Portfolios' shares. DSI bears all expenses of providing distribution services, including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI, like ING Investments, is an indirect wholly-owned subsidiary of ING Groep, and serves as the investment adviser to certain portfolios of the Trust that are not described in this SAI. Therefore, DSI may be deemed to be an affiliate of the Portfolios. ING Investments may, from its own resources, compensate DSI for distribution services provided to the Portfolios.


The Trust currently offers the shares of its operating portfolios to, among others, separate accounts of ING USA Annuity and Life Insurance Company ("ING USA") to serve as the investment medium for Variable Contracts issued by ING USA. DSI is the principal underwriter and distributor of the Variable Contracts issued by ING USA. Prior to January 1, 2004, ING USA was known as Golden America Life Insurance Company ("Golden American"). On January 1, 2004, Golden American merged with Equitable Life Insurance Company of Iowa, United Life Insurance and Annuity Company, and USG Annuity and Life Company to form ING USA. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American was a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Trust may in the future offer shares of the Portfolios to separate accounts of other affiliated insurance companies.

The Trustees have classified shares of each of the MarketPro and MarketStyle Portfolios into four classes: ADV Class, Class I, Class S and Service 2 Class shares. Shares of each class of each of the MarketPro and MarketStyle Portfolios represent an equal pro rata interest in a Portfolio and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class has a different designation; (b) each class of shares bears any expenses attributable to that class; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution arrangements or service arrangements and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, ADV Class, Class I, Class S and Service 2 Class shares have the features described below:


The ADV Class shares are not subject to an initial sales charge or contingent deferred sales charge but are subject to a shareholder servicing fee of 0.25% and a Rule 12b-1 distribution fee of 0.50% of average daily net assets per annum. DSI has agreed to waive 0.15% of the distribution fee for ADV Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.35% (not to exceed 0.50% under the current 12b-1 Plan) in the future.


The Class I shares are not subject to an initial sales charge, contingent deferred sales charge, shareholder servicing fee or a Rule 12b-1 distribution fee.

The Class S shares are not subject to an initial sales charge, contingent deferred sales charge, or a Rule 12b-1 distribution fee but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.


The Service 2 Class shares are not subject to an initial sales charge or contingent deferred sales charge, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum and a Rule 12b-1 distribution fee of 0.25% of average daily net assets per annum. DSI has agreed to waive 0.10% of the distribution fee for Service 2 Class shares. The expense waiver will continue through at least May 1, 2007, but in any event, the Trust will notify shareholders if it intends to pay DSI more than 0.15% (not to exceed 0.25% under the current 12b-1 Plan) in the future.

DISTRIBUTION PLAN

The Trust has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act ("Plan") on behalf of the ADV Class shares and Service 2 Class shares of the MarketPro and MarketStyle Portfolios ("12b-1 Portfolios").

The Plan provides that the ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios shall pay a distribution fee ("Distribution Fee"), for distribution services including payments to DSI, the Distributor, at annual rates not to exceed 0.50% and 0.25%, respectively, of the average daily net assets of such 12b-1 Portfolios for distribution services. The Distributor may use all or any portion of such Distribution Fee to pay for fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. The Plan was approved by all of the Trustees, including all of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan.


Since the Distribution Fees are directly tied to expenses, the amount of the Distribution Fees paid by a Portfolio during any year may not be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of arrangement is characterized by the staff of the SEC as being of the "reimbursement variety" (in contrast to "compensation" arrangements by which a distributor's payments are not directly linked to its expenses). The ADV Class shares and Service 2 Class shares of the 12b-1 Portfolios, are liable for any distribution expenses incurred in excess of the Distribution Fee paid for a period of 3 years. Each 12b-1 Portfolio's ADV Class shares and Service 2 Class shares are entitled to exclusive voting rights with respect to matters concerning the Plan.

The Plan permits the 12b-1 Portfolios to pay the Distributor for remittances to an insurance company or any affiliate thereof, in order to compensate the insurance company or an affiliate thereof for costs incurred or paid in an amount not to exceed 0.50%, for the ADV Class shares, and 0.25%, for the Service 2 Class shares, of the average daily net assets of such 12b-1 Portfolios attributable to an insurance company's variable contract owners during that quarterly period. Expenses payable pursuant to the Plan include, but are not limited to, the following costs: (a) printing and mailing prospectuses and reports to prospective variable contract owners; (b) relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials intended for use by the insurance companies; (c) holding seminars and sales meetings designed to promote sales of the 12b-1 Portfolios' shares; (d) obtaining information and providing explanations to variable contract owners regarding the 12b-1 Portfolios' investment objectives and policies and other information about the 12b-1 Portfolios; (e) compensating sales personnel in connection with the allocation of cash values and premiums of the variable contracts; (f) training sales personnel regarding the 12b-1 Portfolios; (g) personal service and/or maintenance of variable contract owners' accounts with respect to the 12b-1 Portfolios' accounts; and (h) financing any other activity that the Board determines is primarily intended to result in the sale of the 12b-1 Portfolios' shares. The Distributor provides the Trustees for their review, on a quarterly basis, a written report of the amounts expended under the Plan. The Plan is subject to annual approval by the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan, cast in-person at a meeting called for that purpose. The Plan is terminable at any time, without penalty, by a vote of a majority of the Independent Trustees or by vote of a majority of the outstanding shares of each of the 12b-1 Portfolios. The Plan may not be amended to increase materially the amount that may be spent for distribution by the 12b-1 Portfolios without the approval of a majority of the outstanding shares of each of the 12b-1 Portfolios. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward distribution expenses.

The Plan was adopted because of its anticipated benefit to the 12b-1 Portfolios. These anticipated benefits include increased promotion and distribution of the 12b-1 Portfolios' shares, an enhancement in the 12b-1 Portfolios' ability to maintain accounts and improve asset retention and increased stability of net assets for the 12b-1 Portfolios.


SHAREHOLDER SERVICES AGREEMENT


Effective May 24, 2002, the Trust entered into a shareholder servicing agreement (the "Shareholder Services Agreement") on behalf of the ADV Class shares, Class S shares and Service 2 Class shares of the Trust. Under the Shareholder Services Agreement, DSI (the "Shareholder Services Agent") has agreed to provide certain services including, but not limited to, the following:

Answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Portfolios and certain other matters pertaining to the Portfolios; assist shareholders in designating or changing account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish quarterly and year-end statements and confirmations of purchases and redemptions; transmit on behalf of the Portfolios, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Portfolios; receive, tabulate and transmit to the Trust proxies executed by shareholders with respect to meetings of shareholders of the 12b-1 Portfolios; and provide such other related services as the Portfolios or a shareholder may request. The Shareholder Services Agent may subcontract with other parties for the provision of shareholder support services.


In consideration of the services provided by the Shareholder Services Agent pursuant to the Services Agreement, the Shareholder Servicing Agent receives from each MarketPro and MarketStyle Portfolio's ADV Class shares, Class S shares and Service 2 Class shares a fee of 0.25%, expressed as a percentage of the average daily net asset values of the Portfolios' shares.

DISTRIBUTION AND SHAREHOLDER SERVICE FEE AMOUNTS PAID

For the fiscal year ended December 31, 2005, the Shareholder Services Agent received fees from Class S and Service 2 Class shares of the Portfolios in the amounts set forth below. The ADV Class shares of the Portfolios had not commenced operations as of December 31, 2005 and therefore no fees were paid to the Shareholder Services Agent.



                                 MARKET STYLE MODERATE PORTFOLIO(1)                 MARKETSTYLE MODERATE GROWTH PORTFOLIO(1)
DISTRIBUTION       -------------------------------------------------------------    ----------------------------------------
FEES                 ADV CLASS         CLASS S        SERVICE 2        ADV CLASS            CLASS S        SERVICE 2
----------------------------------------------------------------------------------------------------------------------------
Advertising              N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Printing                 N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Salaries &               N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Commissions
Broker Services          N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Miscellaneous            N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Total                    N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]



                                   MARKESTYLE GROWTH PORTFOLIO(1)                            MARKETPRO PORTFOLIO(1)
DISTRIBUTION       -------------------------------------------------------------    ----------------------------------------
FEES                 ADV CLASS         CLASS S        SERVICE 2        ADV CLASS            CLASS S        SERVICE 2
----------------------------------------------------------------------------------------------------------------------------
Advertising              N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Printing                 N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Salaries &               N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Commissions
Broker Services          N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Miscellaneous            N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]
Total                    N/A           $   [ ]         $   [ ]             N/A               $ [ ]           $  [ ]



     (1) Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005, the fees listed are for the period beginning August 15, 2005 through December 31, 2005.

SHAREHOLDER SERVICES FEES



                                                                           SHAREHOLDER SERVICES AGREEMENT
                                                                       --------------------------------------
            PORTFOLIOS                                                 2005(1)          2004             2003
-------------------------------------------------------------------------------------------------------------
ING MARKET PRO PORTFOLIO
ADV Class                                                                N/A             N/A              N/A
Class S                                                                  $               N/A              N/A

            PORTFOLIOS                                                     SHAREHOLDER SERVICES AGREEMENT
-------------------------------------------------------------------------------------------------------------
Service 2                                                                 $

ING MARKETSTYLE GROWTH PORTFOLIO
ADV Class                                                                 N/A            N/A               N/A
Class S                                                                   $              N/A               N/A
Service 2                                                                 $

ING MARKETSTYLE MODERATEGROWTH PORTFOLIO
ADV Class                                                                 N/A            N/A               N/A
Class S                                                                   $              N/A               N/A
Service 2                                                                 $

ING MARKETSTYLE MODERATE PORTFOLIO
ADV Class                                                                 N/A            N/A               N/A
Class S                                                                   $              N/A               N/A
Service 2                                                                 $



     (1) Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005, the fees listed are for the period beginning August 15, 2005 through December 31, 2005.

                                 CODE OF ETHICS

The Portfolios' Board, ING Investments, and the Distributor have adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Portfolios and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by each Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolios that may arise from personal trading of securities that may be purchased or held by the Portfolios or the Portfolios' shares. The Code of Ethics also prohibits short-term trading of each Portfolio by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Portfolios' Compliance Officer or his or her designee and to report all transactions on a regular basis. ING IM has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

               DISCLOSURE OF THE PORTFOLIOS' PORTFOLIO SECURITIES

The Portfolios are required to file their complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolios' annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, each Portfolio posts its portfolio holdings schedule on ING Groep's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., each Portfolio will post its quarter-ending June 30 holdings on August 1).

The Portfolios also compile a list composed of their ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING Groep's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolios' shares and most third parties may receive the Portfolios' annual or semi-annual shareholder reports, or view on ING Groep's website, the Portfolios' portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING Groep's website, the Portfolios may provide their portfolio holdings schedule to certain unaffiliated third parties and affiliates when the Portfolios have a legitimate business purpose for doing so. Specifically, the Portfolios' disclosure of their portfolio holdings may include disclosure. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided:

   - To the Portfolios' independent registered public accounting firm named herein, for use in providing audit Opinions;
   - To financial printers for the purpose of preparing the Portfolios' regulatory filings;
   -   For the purpose of due diligence regarding a merger or acquisition;

   - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolios;
   - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Portfolios than is posted on the Portfolios' website;
   - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Underlying Funds;
   - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolios; or
   - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolios' shareholders.


      In all instances of such disclosure, the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.


      The Portfolios' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interests of the Portfolios' shareholders, including procedures to address conflicts between the interests of the Portfolios' shareholders, on the one hand, and those of ING Investments, ING IM, if applicable, the Portfolios' principal underwriter or any affiliated person of the Portfolios, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolios' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of ING Investments, ING IM, if applicable, the Portfolios' principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolios' administrator to authorize the release of the Portfolios' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolios' administrator reports quarterly to the Board regarding the implementation of the Policies.


      The Portfolios have the following ongoing arrangements with certain third parties to provide the Portfolios' portfolio holdings:

                                                                                     TIME LAG BETWEEN
                                                                                    DATE OF INFORMATION
                                                                                   AND DATE INFORMATION
           PARTY                  PURPOSE               FREQUENCY                        RELEASED
-------------------------------------------------------------------------------------------------------
Institutional Shareholder    Proxy Voting               Daily                      None
Services, Inc.               & Class Action
                             Services

Charles River Development    Compliance                 Daily                      None


     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Portfolios and their shareholders. The Portfolios' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING Groep's Legal Department. All waivers and exceptions involving any of the Portfolios will be disclosed to the Portfolios' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolios, ING Investments, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolios' portfolio securities. The procedures and guidelines provide that funds-of-funds, including the Portfolios, will "echo" vote their interests in Underlying Funds. This means that, if a Portfolio must vote on a proposal with respect to an Underlying Fund, the Portfolio will vote its interest in that Underlying Fund in the same proportion all other shareholders in the Underlying Fund voted their interests. The procedures and guidelines delegate to ING Investments the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to ING Investments, the Board has also approved ING Investments' proxy voting procedures, which require ING Investments to vote proxies in accordance with the Portfolios' proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and record keeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Portfolios' proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Portfolios, including procedures of ING Investments, is attached hereto as Appendix B. Information regarding how the Portfolios voted proxies relating to portfolio securities for the one-year period ending June 30 will be made available no later than August 31st of each year through the ING Funds' website (http://www.ingfunds.com) or by accessing the SEC's EDGAR database (http://www.sec.gov).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisory Agreement or Sub-Advisory Agreement, if applicable, authorizes ING Investments or ING IM, if applicable, to select the brokers or dealers that will execute the purchase and sale of investment securities for each Portfolio. In all purchases and sales of securities for the portfolio of a Portfolio, the primary consideration is to obtain the most favorable execution available. Pursuant to the Advisory Agreement or Sub-Advisory Agreement, ING Investments or ING IM, if applicable, determines, subject to the instructions of and review by the Portfolios' Board, which securities are to be purchased and sold by a Portfolio and which brokers are to be eligible to execute portfolio transactions of a Portfolio. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments or ING IM, if applicable, a better price and execution can otherwise be obtained by using a broker for the transaction.

In placing portfolio transactions, ING Investments or ING IM, if applicable, are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.

In selecting a broker-dealer, ING Investments or ING IM, if applicable, will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or ING IM, if applicable, may also take into account the quality of research and related services that can be provided by a broker-dealer, provided ING Investments or ING IM, if applicable, make a good faith determination that the broker commissions paid by the Portfolios is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), ING Investments or ING IM, if applicable, may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to ING Investments or ING IM, if applicable, commissions for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the adviser. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or ING IM, if applicable, may receive research services from broker-dealers with which ING Investments or ING IM, if applicable, places a Portfolio's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or ING IM, if applicable, do not bear the expense of these services if provided by a broker-dealer that executes trades for a Portfolio, and the advisory fee paid to ING Investments or sub-advisory fee paid to ING IM, if applicable, is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or ING IM, if applicable, in advising a Portfolio and other clients, although not all of the research services received by ING Investments or ING IM, if applicable, will necessarily be useful and of value in managing a particular Portfolio. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or ING IM, if applicable, for the execution of securities transactions for a Portfolio. In addition, in negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

In negotiating commissions with a broker, the Portfolios may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or ING IM, if applicable, to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or ING IM, if applicable, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to the rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


Purchases of securities for a Portfolio also may be directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.


Some securities considered for investment by a Portfolio may also be appropriate for their clients served by that ING Investments or ING IM, if applicable. If the purchase or sale of securities is consistent with the investment policies of a Portfolio and one or more of these other clients serviced by ING Investments or ING IM, if applicable, is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and ING Investments' or ING IM's, if applicable, other clients in a manner deemed fair and reasonable by ING Investments or ING IM, if applicable. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or ING IM, if applicable, and the results of such allocations, are subject to periodic review by the Board. To the extent any of the Portfolios seek to acquire the same security at the same time, one or more of the Portfolios may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a specific Portfolio is concerned.


Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.


In purchasing and selling fixed-income securities, it is the policy of each Portfolio to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, ING Investments is able to supplement its research and analysis with the views and information of other securities firms.

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

TOTAL BROKERAGE COMMISSIONS

Total brokerage commissions paid by each of the Portfolios for each fiscal year ended December 31are set out in the following chart. Because the MarketStyle and MarketPro Portfolios had not commenced operations as of fiscal years ended December 31, 2004 and 2003, respectively, no total brokerage commissions were paid by each of the Portfolios for the fiscal years ended December 31, 2004 and 2003, respectively.



   PORTFOLIO                                          2005(1)         2004          2003
   -------------------------------------------------------------------------------------
   ING MarketPro Portfolio                              $[ ]           N/A           N/A
   ING MarketStyle Growth Portfolio                     $[ ]           N/A           N/A
   ING MarketStyle Moderate Growth Portfolio            $[ ]           N/A           N/A
   ING MarketStyle Moderate Portfolio                   $[ ]           N/A           N/A



      (1) The total brokerage commissions paid by each of the Portfolios are for the period beginning August 15, 2005 through December 31, 2005.

For the fiscal year ended December 31, 2005, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers for research services:



                                                                     COMMISSIONS PAID ON TOTAL
              PORTFOLIO                                        TRANSACTIONS FOR RESEARCH SERVICES(1)
              ---------                                        -------------------------------------
          ING MarketPro Portfolio                                              [--]
          ING MarketStyle Growth Portfolio                                     [--]
          ING MarketStyle Moderate Growth Portfolio                            [--]
          ING MarketStyle Moderate Portfolio                                   [--]



     (1) The total brokerage commissions paid by each of the Portfolios are for the period beginning August 15, 2005 through December 31, 2005.



As noted above, ING IM, if applicable, may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide ING IM, if applicable, with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other clients of ING Investments and ING IM, if applicable, without incurring additional costs. These arrangements may not fall within the safe harbor of
Section 28(e) of the 1934 Act because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

In circumstances where two or more broker-dealers offer comparable prices and execution capability, preference may be given to a broker-dealer which has sold shares of the Portfolios as well as shares of other investment companies or accounts managed by ING IM, if applicable, This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the Portfolios.

On occasions when ING IM, if applicable, deems the purchase or sale of a security to be in the best interest of the Portfolio as well as its other customers (including any other Portfolio or other investment adviser or sub-adviser), ING IM, if applicable, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by ING IM, if applicable, in the manner it considers to be equitable and consistent with its fiduciary obligations to the Portfolio and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Portfolio.


Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.


ING IM, if applicable, may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of ING IM, if applicable, where, in the judgment of ING IM, if applicable, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

Pursuant to SEC Rules, a broker-dealer that is an affiliate of ING Investments or ING IM, if applicable, or, if it is also a broker-dealer, ING IM, if applicable, may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or ING IM, if applicable, and if there is in effect a written contract between ING IM, if applicable, and the Trust expressly permitting the affiliated broker-dealer or ING IM, if applicable, to receive and retain such compensation. The Sub-Advisory Agreements provide that ING IM, if applicable, may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

SEC rules further require that commissions paid to such an affiliated broker-dealer or ING IM, if applicable, by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board has adopted procedures for evaluating the reasonableness of commissions and will review these procedures periodically. Each of the following is a registered broker-dealer and an affiliate of ING Investments, adviser to ING Investors Trust as of March 31, 2005: ING Baring Financial Products, ING Baring Grupo Financiero (Mexico) S.A. de C.V, ING Baring Holding Nederland B.V., ING Baring Holdings Limited, ING Baring Investment (Eurasia) ZAO, ING Baring Operational Services (Taiwan) Limited, ING Baring Securities (France) S.A., ING Baring Securities (Hong Kong) Ltd., ING Baring Securities (Hungary) Rt., ING Baring Securities (India) Pvt. Ltd., ING Baring Securities (Japan) Limited, ING Baring Securities (Overseas) Ltd., ING Baring Securities (Philippines) Inc., ING Baring Securities (Poland), Holding B.V. ING Baring Securities (Romania) S.A., ING Baring Securities (Singapore) Pte Ltd, ING Baring Securities (Slovakia), o.c.p.a.s., ING Baring Securities (Taiwan) Limited
(SICE), ING Baring Securities (Thailand) Limited, ING Baring Securities Argentina S.A., ING Baring Securities Holdings Limited, ING Baring Securities Management Services (Hong Kong) Ltd, ING Baring Securities Pakistan (Private) Limited, ING Baring Securities Services Limited, ING Baring Sociedad de Bolsa (Argentina), S.A., ING Baring South Africa Limited, ING Barings Corp., ING Barings Deutschland (GmbH), ING Barings Ecuador Casa de Valores S.A., ING Barings Southern Africa (proprietary) Limited, ING Derivatives (London) Limited, ING Direct Funds Limited, ING Ferri S.A., ING Fund Management B.V., ING Futures & Options (Hong Kong) Limited, ING Futures & Options (Singapore) Pte Ltd., ING Guilder Corretora de Cambio E Titulis S.A., ING Guilder Distribuidora de Titulos E Valores Mobiliarios S/A, ING Insurance Agency, Inc., ING Insurance Agency, Inc. (Massachusetts), ING Insurance Agency, Inc. (Texas), ING Investment Advisors B.V., ING Investment Management (Europe) B.V., ING Investment Management B.V., ING

Securities (Eurasia) ZAO, ING Sviluppo SIM S.P.A., ING Taurus Holdings LLC, ING Valores (Venezuela) C.A., Liquidity Services Ltd., MC-BBL Securities Ltd., PrimeVest Financial Services, Inc., PT ING Baring Securities Indonesia, Sutherlands (Holdings) Ltd., Sutherlands International Ltd., Sutherlands Ltd., Sutherlands Nominees Ltd., T&C Nominees Ltd., Vermeulen Raemdonck S.A., Williams de Broe Securities Ltd., and Yvop Floorbrokers B.V.


Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.


ING Investments or ING IM, if applicable, may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Portfolios a portion of the brokerage commissions (in the form of a credit to the Portfolio) paid to the broker-dealers to pay certain expenses of that Portfolio. These commission recapture payments benefit the Portfolios, and not ING Investments or ING IM, if applicable.

For the fiscal year ended December 31, 2005, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of each Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted). The total brokerage commissions, and affiliated brokerage commissions paid by each of the Portfolios are for the period beginning August 15, 2005 through December 31, 2005:



                                TOTAL AMOUNT                             % OF
                     TOTAL           OF                                PORTFOLIO
                   AMOUNT OF     COMMISSIONS        % OF TOTAL          DOLLAR
                  COMMISSION       PAID TO          COMMISSION         AMOUNT OF
     PORTFOLIO       PAID         AFFILIATE      PAID TO AFFILIATE    TRANSACTIONS    AFFILIATE
     ------------------------------------------------------------------------------------------



During the fiscal year ended December 31, 2005, the following Portfolios acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents. The holdings of securities of such brokers and dealers by each of the Portfolios are as follows for the period beginning August 15, 2005 through December 31, 2005:



     FUND NAME                   SECURITY DESCRIPTION                 MARKET VALUE
     -----------------------------------------------------------------------------



                               PORTFOLIO TURNOVER


A change in securities held in the portfolio of a Portfolio is known as "portfolio turnover" and may involve the payment by a Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. A Portfolio cannot accurately predict its turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase expenses and may involve realization of capital gains by the Portfolios.

                                 NET ASSET VALUE


As noted in the Prospectuses, the net asset value ("NAV") and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange

("NYSE") (usually 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Portfolio shares will not be priced on these days. On those days, securities held by an Underlying Fund may nevertheless be actively traded, and the value of a Portfolio's shares could be indirectly affected. As a general matter, the Portfolios do not invest directly in securities. However, the following information describes the calculation of NAV for the Underlying Funds and the Portfolios.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See the "Net Asset Value" in the "Information for Investors" section of the Prospectuses. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the-counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

The value of the foreign securities traded on an exchange outside the United States is generally based upon its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of an Underlying Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses

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and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.


Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.


The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. A Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.


In computing the NAV for a class of shares of a Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.


Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to ensure that all orders are transmitted timely to a Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectuses.


                             PERFORMANCE INFORMATION


The Trust may, from time to time, include the yield and the total return of the Portfolios, in advertisements or sales literature. In the case of Variable Contracts, performance information for a Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the separate account to which the Portfolio offers its shares.

Because the MarketStyle and MarketPro Portfolios commenced operations on August 15, 2005 and therefore did not have a full calendar year of performance as of December 31, 2005, average annual total returns are not provided.

Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


         YIELD = 2 [((a-b)/cd + 1) (TO THE POWER OF 6) -1]

where,

         a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements),

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         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.


Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T) (TO THE POWER OF n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the S&P 500 Index and the Merrill Lynch U.S. High Yield BB-B Rated Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Reports and promotional literature may also contain other information including
(i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a portfolio's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a portfolio of the Trust (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

In addition, reports and promotional literature may contain information concerning ING Investments, ING IM, if applicable, or affiliates of the Trust, including (i) performance rankings of other mutual funds managed by ING IM, if applicable, or the individuals employed by ING IM, if applicable, who exercise responsibility for the day-to-day management of a portfolio of the Trust, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by ING Investments, including information related to the selection and monitoring of ING IM, if applicable. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that a portfolio is intended, based upon each portfolio's investment objectives.

In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by ING Groep, although comparable performance information for the Separate Account will take such charges into account. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of a Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


                                      TAXES


Shares of the Portfolios may be offered to segregated asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts").

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Shares may also be offered to qualified pension and retirement plans ("Qualified
Plans") outside the Variable Contract and to ING Investments and its affiliates. Shares will generally not be offered to other investors.

Each Portfolio qualified, and expects to continue to qualify, to be taxed as a regulated investment company ("RIC") under the Code. To qualify for that treatment, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If each Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each Portfolio should have little or no income taxable to it under the Code.

Each Portfolio must comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.


For a variable life insurance contract or a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to funds that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our contracts and the relationship between our contracts and the Portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular Portfolio. You may not select or direct the purchase or sale of a particular investment of a Portfolio. All investment decisions concerning the Portfolios must be made by the portfolio manager for such Portfolio in his or her sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such a portfolio manager or

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any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a Portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a Portfolio such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the fund and other variable contracts.




You should review your variable contract's Prospectus and SAI and you should consult your own tax advisor as to the possible application of the "investor control" doctrine to you.


If a Portfolio fails to qualify to be taxed as a RIC, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.


Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply when a Portfolio's only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts and by certain qualified pension plans. To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

The use of hedging strategies by the Underlying Funds, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

Foreign Investments -- Underlying Funds investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in Underlying Funds that invest in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Certain Underlying Funds may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. An Underlying Fund investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of an Underlying Fund making such investments. Owners of Variable Contracts investing in Portfolios that invest in such an Underlying Fund would indirectly bear the cost of these taxes and interest charges. In certain cases, an Underlying Fund that invests in PFICs may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Underlying Fund. However, no assurance can be given that such elections can or will be made.

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Real Estate Investment Trusts - - Certain Underlying Funds may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but when issued may apply retroactively, a portion of a Portfolio's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to U.S. federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a RIC, such as the Portfolios and the Underlying Funds, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations.


The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of each Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.


                                 CAPITALIZATION

The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, as an open-end management investment company and currently consists of [--] different investment portfolios. The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) or classes at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights, conversion rights, or subscription rights. In liquidation of a portfolio of the Trust, each shareholder is entitled to receive his or her PRO RATA share of the net assets of that portfolio. All of the Portfolios discussed in this SAI are diversified.

On May 1, 2003, the Trust's name was changed from The GCG Trust to ING Investors Trust. On January 31, 1992, the name of the Trust was changed from The Specialty Managers Trust to The GCG Trust.

                                  VOTING RIGHTS


Shareholders of the Portfolios are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by

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the holders of not less than 10% of the outstanding shares of the Trust. The
Trust is required to assist in shareholders' communications.


                               PURCHASE OF SHARES


Shares of the Portfolios may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolios are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance polices and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.

Shares of each Portfolio are sold at their respective NAVs (without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.


                              REDEMPTION OF SHARES


Shares of any Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt of the redemption request by an insurance company whose separate account invests in a Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of the Portfolio's shares.


                                    EXCHANGES

Shares of the same class of any one Portfolio of the Trust may be exchanged for shares of the same class of any of the other investment portfolios of the Trust. Exchanges are treated as a redemption of shares of one Portfolio of the Trust and a purchase of shares of one or more of the other portfolios of the Trust and are effected at the respective NAVs per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectuses for

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the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in a portfolio of the Trust.

The Trust reserves the right to discontinue offering shares of one or more Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such portfolio will be invested in the Liquid Assets of the Trust or any successor to such portfolio.

                                    CUSTODIAN

The Bank of New York, One Wall Street, New York, NY, 10286, serves as Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets and portfolio accounting services for the Portfolios.

                                 TRANSFER AGENT


DST Systems, Inc., P.O. Box 219368, Kansas City, MO 64121, serves as the transfer agent and dividend-paying agent to the Portfolios.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 99 High Street Boston, MA 02110, has been appointed as the Trust's independent registered public accounting firm. KPMG LLP audits the financial statements of the Trust and provides other audit, tax, and related services.

                                  LEGAL COUNSEL


Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.


                             REGISTRATION STATEMENT

This SAI and the accompanying Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the SEC.


The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.


Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


Financial statements for the Portfolios for the fiscal year ended December 31, 2005 are included in the Portfolios' annual shareholder report and are incorporated by reference in this SAI and may be obtained without charge by contacing the Trust at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258,
(800) 366-0066.


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                                   APPENDIX A

                           DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds. A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds; regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

           DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the 1933 Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:


     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.


     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

               APPENDIX B: PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                        REVISION DATE: SEPTEMBER 15, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Procedures of the Adviser (the "Adviser Procedures") are attached hereto as
EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

                If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

                If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

                4.  Referrals to a Fund's Valuation, Proxy and Brokerage
                    Committee

                A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                The Proxy Coordinator shall use best efforts to timely refer matters to a

                Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

                The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES


I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.      Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.      Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the

        Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.      Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.      Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.      Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.      Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

                1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

                In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

                2.  NON-VOTES: Votes in Which No Action is Taken

                The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

                Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

                Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

                3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

                If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

                4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.      Assessment of the Agent

                The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

                Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.      Conflicts of Interest

                The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

                In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

                For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two
                (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

                The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

         NAME                                       TITLE OR AFFILIATION
Stanley D. Vyner              Chief Investment Risk Officer and Executive Vice President, ING
                              Investments, LLC

Todd Modic                    Senior Vice President, ING Funds Services, LLC and ING Investments, LLC;
                              and Chief Financial Officer of the ING Funds

Maria Anderson                Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                  Proxy Coordinator for the ING Funds and Manager - Special Projects, ING
                              Funds Services, LLC

Julius Drelick                Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.       Counsel, ING Americas US Legal Services

Steve Wastek, Esq.            Counsel, ING Americas US Legal Services


Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS


I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
    (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
    (2)   Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
    - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
    -   If the dissidents agree, the policy remains in place.
    - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
    - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
    FEATURES
    Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
    Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
    Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
    Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.     GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
    -   the opening of the shareholder meeting
    -   that the meeting has been convened under local regulatory requirements
    -   the presence of quorum
    -   the agenda for the shareholder meeting
    -   the election of the chair of the meeting
    -   the appointment of shareholders to co-sign the minutes of the meeting
    -   regulatory filings (E.G., to effect approved share issuances)
    - the designation of inspector or shareholder representative(s) of minutes of meeting
    - the designation of two shareholders to approve and sign minutes of meeting
    -   the allowance of questions
    -   the publication of minutes
    -   the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
    -   it is editorial in nature;

    -   shareholder rights are protected;
    -   there is negligible or positive impact on shareholder value;
    -   management provides adequate reasons for the amendments; or
    -   the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
    - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
    - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)    (1)    Amended and Restated Agreement and Declaration of Trust dated
              February 26, 2002 (17)

       (2) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

       (3) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

       (4) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

       (5) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

       (6) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

       (7) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

       (8) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

       (9) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

       (10) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

       (11) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

       (12) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

       (13) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

       (14) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

       (15) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

       (16) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

       (17) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

       (18) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

       (19) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

       (20) Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

       (21) Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

       (22) Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

       (23) Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMR(SM) Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

       (24) Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio - * by subsequent Post-Effective Amendment.

       (25) Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio - *

       (26) Amendment #26 effective [--] to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio - *

       (27) Amendment #27 effective [--] to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio - *

       (28) Amendment #28 effective [--] to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio - To be filed by subsequent Post-Effective Amendment.

(b)    By-laws (1)

(c)    Instruments Defining Rights of Security Holders (1)

(d)    (1)    (A)    Management Agreement, dated October 24, 1997 as amended May
                     24, 2002, between ING Investors Trust and Directed
                     Services, Inc. (22)

                     (i)    Amended Schedule A (25)

                     (ii) Amended Schedule B Compensation for Services to Series (28)

                     (iii) Letter agreement, dated April 29, 2005, between Directed Services, Inc. and ING Investors Trust, to waive a portion of the management fee for ING Capital Guardian U.S. Equities, ING JPMorgan Small Cap Equity, ING Mercury Focus Value, ING Mercury Large Cap Growth, and ING UBS U.S. Allocation Portfolios (28)

                     (iv) Letter agreement to waive a portion of the management fee for ING Van Kampen Equity Growth Portfolio *

              (B) Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

                     (i) First Amendment to Investment Management Agreement, effective as of September 2, 2004 (25)

              (C) Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

                     (i) First Amendment to Management Agreement effective as of September 2, 2004 (25)

                     (ii) Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC (Global Real Estate, MarketStyle, MarketPro and VP Index Plus International Equity Portfolios), effective as of January 3, 2006 - (30).

                     (iii) Form of Amended Schedule A with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, effective [April, 2006] - *

              (D) Investment Management Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc.
                     (25)

                     (i) Amended Schedule A with respect to the Investment Management Agreement between ING Investors Trust and Directed Services, Inc. effective November 30, 2005, regarding ING FMR(SM) Small Cap Equity Portfolio and ING Wells Fargo Small Cap Disciplined Portfolio - To be filed by subsequent Post-Effective Amendment.

                     (ii) Form of Amended Schedule A with respect to the Investment Management Agreement between ING Investors Trust and Directed Services, Inc., effective [May 1, 2006] - *

       (2)    Portfolio Management Agreements

              (A) Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

                     (i)    Schedule A to Portfolio Management Agreement (25)

                     (ii) Amended Schedule B Compensation for Services to Series (25)

                     (iii) Amendment to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

                     (iv) Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

              (B) Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust and Eagle Asset Management, Inc. (2)

                     (i) Schedule A and Amended Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Eagle Asset Management, Inc. (22)

              (C) Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company - *

                     (i) Termination Letter, dated September 8, 2004, to Massachusetts Financial Services Company from ING Funds regarding the ING MFS Research Portfolio (25)

              (D) Form of Portfolio Management Agreement, with Baring International Investment Limited dated March 31, 2005 (25)

              (E) Sub-Advisory Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (1)

                     (i)    Schedule A (25)

                     (ii)   Amended Schedule B (22)

                     (iii) Amendment No. 1 to Sub-Advisory Agreement, effective as of January 3, 2000, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (9)

                     (iv) Amendment No. 2 to Sub-Advisory Agreement, effective as of April 14, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (20)

                     (v) Third Amendment to Sub-Advisory Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (22)

                     (vi) Fourth Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and A I M Capital Management, Inc. (22)

              (F) Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

                     (i) Schedule A and Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

              (G) Portfolio Management Agreement, dated February 1, 2000, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (20)

                     (i)    Schedule A, effective February 1. 2000 (25)

                     (ii) Amended Schedule B Compensation for Services to Series, effective January 1, 2004 (22)

                     (iii) Amendment to Portfolio Management Agreement, dated January 1, 2002, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (11)

                     (iv) Second Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (22)

              (H) Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

                     (i)    Schedule A (26)

                     (ii)   Schedule B Compensation for Services to Series (26)

                     (iii) Form of First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company - *

              (I) Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research
                     Company - *

                     (i) Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company - *

                     (ii) Form of Amended Schedule A, effective [May 1, 2006], concerning ING FMR(SM) Small Cap Equity
                            Portfolio - *

                     (iii) Form of Side Agreement, dated [April 2006], between Fidelity Management & Research Company and Directed Services, Inc. regarding Fidelity Managemetn & Research Company's investment capacity for ING FMR(SM) Small Cap Equity Portfolio - *

              (J) Portfolio Management Agreement, dated May 1, 2001, between ING Investors Trust, Directed Services, Inc. and Goldman Sachs Asset Management (18)

                     (i) Assumption Agreement, dated June 10, 2003, between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. (18)

                     (ii) Form of First Amendment dated July 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                     (iii) Form of Second Amendment dated September 1, 2003 to Portfolio Management Agreement with Goldman Sachs & Company (20)

                     (iv) Amended Schedule B Compensation for Services to Series, dated January 1, 2005 (26)

              (K) Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

                     (i) Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

                     (ii) Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (20)

              (L) Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

                     (i)    Schedule A (25)

                     (ii)   Schedule B (25)

                     (iii) Form of First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (20)

                     (iv) Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited
                            (22)

                     (v) Amendment to Portfolio Management Agreement, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. - *

              (M) Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. dated March 26, 2002 (18)

                     (i) Schedule A and Schedule B Compensation for Services to Series (25)

                     (ii) First Amendment dated September 1, 2003 to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (22)

                     (iii) Assumption letter dated October 28, 2003, to Portfolio Management Agreement with J.P. Morgan Fleming Asset Management (USA), Inc. (23)

              (N) Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

                     (i)    Schedule A (25)

                     (ii)   Schedule B - Compensation for Services to Series
                            (25)

                     (iii) First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

                     (iv) Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

                     (v) Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio
                            (23)

              (O) Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

                     (i)    Schedule B - Compensation for Services to Series
                            (25)

                     (ii) Form of First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

                     (iii) Amended Schedule B Compensation for Services to Series, dated April 29, 2005 - *

              (P) Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

              (Q) Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19),

              (R) Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                     (i) Amended Schedule A, effective as of February 25, 2004, with respect to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

                     (ii) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

              (S) Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. ("ING IM") with respect to ING MarketStyle Portfolios (28)

              (T) Portfolio Management Agreement, dated July 31, 2002, between ING Investors Trust, Directed Services, Inc. and Jennison Associates, LLC (20)

                     (i) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Jennison Associates, LLC (22)

                     (ii) Termination Letter, dated July 25, 2005, to Jennison Associates, LLC from ING Investors Trust with regards to ING Jennison Equity Opportunities Portfolio - *

              (U) Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Fund Asset Management, L.P. ("Mercury Advisers") (20)

                     (i) First Amendment to Portfolio Management Agreement, dated September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Fund Asset Management, L.P. ("Mercury Advisers") (22)

                     (ii) Amended Schedule B Compensation for Services to Series, effective April 29, 2005 - *

              (V) Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

              (W) Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

                     (i) Form of First Amendment to Portfolio Management Agreement, effective December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. - *

              (X) Portfolio Management Agreement with ING Investment Management Advisors B.V., dated March 1, 2004 (23)

                     (i) Amended Schedule A with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                     (ii) Amended Schedule B, Compensation for Services to the Series, with respect to the Portfolio Management Agreement with ING Investment Management Advisors B.V. (23)

                     (iii) Termination Letter with respect to the Portfolio Management Agreement between ING Investment Management Advisors B.V. and ING Investors Trust dated February 25, 2005 (25)

                     (iv) Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

              (Y) Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

                     (i) Amended Schedule A Compensation for Services to Series, effective September 23, 2005 - *

              (Z) Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

              (AA) Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

                     (i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

              (BB) Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30).

                     (i) Schedule A, dated January 3, 2006, to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund (30)

              (CC) Form of Sub-Advisory Agreement, dated [May 1, 2006], between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio - *

       (3)    (A)    Administrative Services Sub-Contract, dated January 2,
                     2003, between Directed Services, Inc. and ING Funds
                     Services, LLC  (18)

                     (i) Amended Schedule A to the Administrative Services Sub-Contract between Directed Services, Inc. and ING Funds Services, LLC, effective May 2, 2005 (26)

              (B) Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

              (C) Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

              (D) Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

                     (i) Form of Amended Schedule A to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC, effective [May 1, 2006] - *

              (E) Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

                     (i) Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(e)    (1)    (A)    Amended and Restated Distribution Agreement, dated June 14,
                     1996 as Amended and Restated February 26, 2002, between ING
                     Investors Trust and Directed Services, Inc. (17)

                     (i) Amendment to Amended and Restated Distribution Agreement, dated October 1, 2003, between Directed Services, Inc. and ING Investors Trust (25)

                     (ii) Amended Schedule A Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement, effective May 2, 2005 (25)

       (2)    (A)    Distribution Agreement, dated August 21, 2003, between ING
                     Investors Trust and Directed Services, Inc. (20)

                     (i) Amendment to Distribution Agreement, dated October 1, 2003, between Directed Services, Inc. and ING Investors Trust (25)

                     (ii) Amended Schedule A with respect to the Distribution Agreement for the American Funds Portfolios and LifeStyle Portfolios, effective May 1, 2004 (24)

       (3) Distribution Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

              (A) Form of Amended Schedule A with respect to ING Investors Trust Distribution Agreement, effective [May 1, 2006],- *

(f)    Not Applicable

(g)    (1)    (A)    Custody Agreement, dated January 6, 2003, with The Bank of
                     New York (19)

                     (i) Amended Exhibit A, effective [--], 2006, to the Custody Agreement with the Bank of New York - *

              (B) Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

                     (i) Amended Exhibit A, effective [--], 2006, to the Foreign Custody Agreement with the Bank of New York
                            - *

              (C) Fund Accounting Agreement, dated January 6, 2003, with Bank of New York, (22)

                     (i) Amended Exhibit A, effective [--], 2006, to the Fund Accounting Agreement with the Bank of New York - *

(h)    (1)    (A)    Amended and Restated Shareholder Services Agreement, dated
                     April 29, 2005, between ING Investors Trust and Directed
                     Services, Inc.(25)

                     (i) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Service Agreement between ING Investors Trust and Directed Services, Inc., effective July 29, 2005 (ING VP Index Plus International Equity Portfolio) and August 15, 2005 (MarketStyle and MarketPro Portfolios), (29)

                     (ii) Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc., effective November 30, 2005 (ING Wells Fargo Small Cap Disciplined Portfolio) and effective January 3, 2006 (ING Global Real Estate Portfolio) (30)

                     (iii) Form of Amended Schedule A Schedule of Series with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, Inc., effective [May 1, 2006] (ING FMR(SM) Small Cap Equity Portfolio, ING EquitiesPlus Portfolio and ING Franklin Income Portfolio (New Series) and the Service Class shares of ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Portfolio and ING LifeStyle Moderate Growth Portfolio.(New Classes)) - *

              (B) Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

              (C) Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

              (D) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

                     (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty with the Bank of New York, effective [--], 2006, - *

                     (ii)   Global Securities Lending Supplement (25)

       (2)    (A)    Organizational Agreement for Golden American Life Insurance
                     Company (1)

                     (i) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

                     (ii) Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

                     (iii) Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

                     (iv) Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series
                            (14)

                     (v) Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

                     (vi) Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series
                            (8)

                     (vii) Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

                     (viii) Addendum dated June 15, 1999 to the Organizational
                            Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

                     (ix) Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

                     (x) Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

                     (xi) Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

                     (xii) Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

              (B) Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

                     (i) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

       (3)    (A)    Settlement Agreement for Golden American Life Insurance
                     Company (1)

              (B)    Assignment Agreement for Settlement Agreement (2)

              (C) Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

              (D)    Assignment Agreement for Settlement Agreement (1)

       (4)    (A)    Indemnification Agreement dated March 20, 1991 between The
                     Specialty Managers Trust and Directed Services, Inc. (1)

              (B) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

                     (i) Form of Schedule A with respect to Indemnification Agreement (25)

       (5)    (A)    Participation Agreement, dated April 30, 2003, between ING
                     Life Insurance and Annuity Company, The GCG Trust (renamed
                     ING Investors Trust effective May 1, 2003) and Directed
                     Services, Inc. (18)

              (B) Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                     (i) Form of First Amendment to Participation Agreement, dated May 2004 (25)

              (C) Participation Agreement, dated April 30, 2003, between ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (18)

                     (i) Form of First Amendment to Participation Agreement, dated May 2004 (25)

              (D) Participation Agreement, dated May 1, 2003, between Golden American Life Insurance Company, ING Investors Trust, and Directed Services, Inc. (22)

              (E) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. (17)

              (F) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. (17)

                     (i) Amendment to Private Placement Participation Agreement dated June 27, 2003 (22)

              (G) Form of Participation Agreement, dated May 1, 2003, between Southland Life Insurance Company, ING Investors Trust, and Directed Services, Inc. (17)

              (H) Participation Agreement, dated May 1, 2003, between United Life and Annuity Insurance Company, ING Investors Trust, and Directed Services, Inc (22)

              (I) Form of Fund Participation Agreement, dated September 2, 2003, between Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company. (20)

              (J) Participation Agreement Among GCG Trust, Directed Services, Inc. and Security Equity Life Insurance Company, dated October 13, 1994.(22)

                     (i) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust (formerly The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company, dated October 31, 2003 (22)

              (K) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April, 2004, between ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company (25)

              (L) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 (25)

              (M) Fund Participation Agreement, dated May 17, 2004, between ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company - *

       (6)    (A)    Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

                     (i) Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc, effective November 30, 2005, - To be filed by subsequent Post-Effective Amendment.

                     (ii) Amended and Restaetd Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc., effective December 28, 2005 - *

                     (iii) Form of Amended and Restated Exhibit A with respect to the Agency Agreement between The Funds and DST Systems, Inc., effective [--] - *

       (7)    (A)    Allocation Agreement dated May 24, 2002 - Fidelity
                     Bond (23)

                     (i) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond (23)

              (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability (23)

                     (i) Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability (23)

              (C)    Proxy Agent Fee Allocation Agreement made August 21, 2003
                     (23)

                     (i) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement (23)

              (D) FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

                     (i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (23)

                     (ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

       (8)    (A)    Amended and Restated Expense Limitation Agreement, dated
                     February 1, 2005, between ING Investments, LLC and ING
                     Investors Trust (25)

                     (i) Amended Schedule A, effective, January 3, 2006, to the Amended and Restated Expense Limitation Agreement regarding ING Equities Plus, ING Global Real Estate, ING LifeStyle Aggressive Growth, ING LifeStyle Growth, ING LifeStyle Moderate Growth, ING LifeStyle Moderate, ING MarketPro, ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, and ING VP Index Plus International Equity Portfolios (30)

                     (ii) Form of Amended Schedule A to the Amended and Restated Expense Limitation Agreement, effective [May 1, 2006] - *

              (B) Expense Limitation Agreement, dated February 1, 2005, between Directed Services, Inc. and ING Investors Trust
                     (25)

                     (i) Amended Schedule A to the Expense Limitation Agreement, effective November 30, 2005, (29)

                     (ii) Form of Amended Schedule A to the Expense Limitation Agreement, Effective [May 1, 2006] - *

              (C) Expense Limitation Agreement, dated January 1, 2005, between Directed Services, Inc. and ING Investors Trust
                     (25)

                     (i) Expense Limitation Letter, dated January 1, 2005, to the Expense Limitation Agreement, dated January 1, 2005, with regard to ING Goldman Sachs Tollkeeper(SM) Portfolio (25)

                     (ii) Amended Schedule A to the Expense Limitation Agreement, effective as of September 23, 2005 - *

(i)    (1)    Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to the Class R shares (18)

       (2) Opinion of Dechert, LLP regarding the legality of the securities being registered with regard to ING American Funds Growth, ING American Funds Growth-Income, and ING American Funds International Portfolios (19)

       (3) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING PIMCO High Yield and ING Stock Index Portfolios (20)

       (4) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Evergreen Health Sciences, ING Evergreen Omega, ING Lifestyle Moderate, ING Lifestyle Aggressive Growth, ING Lifestyle Growth, and ING Lifestyle Moderate Growth Portfolios (24)

       (5) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to ING FMR(SM) Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico

              International Opportunities, ING MFS Utilities, ING Pioneer Fund, and ING Pioneer Mid Cap Value Portfolios and with regard to the Adviser Class, Service 1 Class, and Service 2 Class shares (25)

       (6) Opinion and Consent of Dechert, LLP regarding legality of the securities being registered with regard to Service Class and Service 2 Class shares of ING MarketPro, ING MarketStyle Moderate, ING MarketStyle Moderate Growth, ING MarketStyle Growth Portfolios, and Service Class shares of ING VP Index Plus International Equity Portfolio (27)

       (7) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Wells Fargo Small Cap Disciplined Portfolio (29)

       (8) Opinion and Consent of Dechert, LLP regarding the legality of the securities being registered with regard to ING Global Real Estate Portfolio (30)

(j)    (1)    Consent of KPMG LLP - *

(k)    Not Applicable

(l)    Initial Capital Agreement (1)

(m)    (1)    (A)    Distribution Plan, dated November 5, 2003 (22)

                     (i) Amended Schedule A Schedule of Series with respect to ING Investors Trust Distribution Plan, effective date November 30, 2005 (29)

                     (ii) Form of Amended Schedule A Schedule of Series with respect to ING Investors Trust Distribution Plan, effective [May 1, 2006] - *

                     (iii) Letter to ING Investors Trust from Directed Services, Inc., dated January 6, 2005, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan (25).

                     (iv) Form of Reduction in Fee Payable under the ING Investors Trust Shareholder Service and Distribution Plan (S2 Shares) - (29)

       (2)    (A)    Amended and Restated Shareholder Service and Distribution
                     Plan for Adviser Class (formerly, Retirement Class), dated
                     January 6, 2005 (25)

                     (i) Letter to ING Investors Trust from Directed Services, Inc., dated January 6, 2005, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (25)

                     (ii) Amended Schedule A with respect to ING Investors Trust Amended and Restated Shareholder Service and Distribution Plan, dated November 30, 2005, (29)

                     (iii) Form of Reduction in Fee Payable under the ING Investors Trust Shareholder Service and Distribution Plan (ADV Shares) (29)

       (3)    (A)    ING Investors Trust Rule 12b-1 Distribution Plan, effective
                     September 2, 2003, for ING American Fund Growth Portfolio,
                     ING American Funds International Portfolio and ING American
                     Funds Growth - Income Portfolio (20)

(n)    (1)    (A)    Amended and Restated Multiple Class Plan Pursuant to Rule
                     18f-3 for ING Investors Trust, approved March 30, 2005 (26)

                     (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, dated November 30, 2005,
                            (29)

                     (ii) Form of Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, effective [May 1, 2006] - *

(o)    Not Applicable

(p)    Codes of Ethics

       (1)    A I M Capital Management, Inc. Code of Ethics (17)

       (2)    The GCG Trust Code of Ethics (4)

       (3)    Fidelity Management & Research Company Code of Ethics (20)

       (4)    Janus Capital Corporation Code of Ethics (20)

       (5) ING Funds, ING Investments, LLC and ING Funds Distributor Code of Ethics (23)

       (6)    Goldman Sachs & Company Code of Ethics (20)

       (7) Pacific Investment Management Company Code of Ethics dated February 1, 2004 (22)

       (8)    Baring International Investment Limited Code of Ethics (11)

       (9)    T. Rowe Price Associates, Inc. Code of Ethics (20)

       (10)   Alliance Capital Management L.P. Code of Ethics (20)

       (11) J.P. Morgan Fleming Asset Management (USA) Inc., J.P. Morgan Investment Management Inc., Robert Fleming, Inc., J.P. Morgan Fleming Asset Management (London) Limited, JP International Management Limited's Code of Ethics (7)

       (12)   Marsico Capital Management, LLC Code of Ethics (16)

       (13)   Capital Guardian Trust Company Code of Ethics (17)

       (14)   Eagle Asset Management, Inc. Code of Ethics (17)

       (15)   ING Investment Management LLC Code of Ethics (17)

       (16)   Massachusetts Financial Services Company Code of Ethics (17)

       (17)   Salomon Brothers Asset Management, Inc. Code of Ethics (17)

       (18)   UBS Global Asset Management (Americas) Inc. Code of Ethics (17)

       (19)   American Funds Insurance Series Code of Ethics (20)

       (20)   Aeltus Investment Management, Inc. Code of Ethics (20)

       (21) Morgan Stanley Investment Management Inc. Code of Ethics dated August 16, 2002 (22)

       (22)   Evergreen Investment Management Company, LLC Code of Ethics (24)

       (23)   OppenheimerFunds Investments Inc. Code of Ethics (25)

       (24)   Pioneer Investment Management, Inc. Code of Ethics (26)

       (25)   Wells Capital Management, Inc. Code of Ethics (29)

       (26)   ING Clarion Real Estate Securities L.P. Code of Ethics - *

----------
*      To be filed by subsequent Post-Effective Amendment

       (1) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.

       (2) Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.

       (3) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

       (4) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

       (5) Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.

       (6) Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.

       (7) Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.

       (8) Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.

       (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

       (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.

       (11) Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.

       (12) Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

       (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

       (14) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.

       (15) Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.

       (16) Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.

       (17) Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

       (18) Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

       (19) Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

       (20) Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

       (21) Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.

       (22) Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.

       (23) Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

       (24) Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.

       (25) Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.

       (26) Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.

       (27) Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.

       (28) Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.

       (29) Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.

       (30) Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.

Item 24.      Persons Controlled by or Under Control with Registrant.

       ING Investors Trust is a Massachusetts business trust for which separate financial statements are filed. As of [ ], 2006, none of the Independent Trustees or their immediate family members owned beneficially or of record securities in DSI or ING Groep, N.V. ("ING Groep") or any affiliated companies of DSI or ING Groep. In addition, none of the Independent Trustees or their immediate family members had a direct or indirect material interest in DSI or ING Groep or any affiliated companies of DSI or ING Groep.

       ING USA and its insurance company affiliates are indirect wholly owned subsidiaries of ING Groep.

       A list of persons directly or indirectly under common control with the ING Investors Trust is incorporated herein by reference to item 26 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), as filed with the Securities and Exchange Commission on April 10, 2003.

Item 25.      Indemnification.

       Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

       Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

       The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

       The Trust has a management agreement with ING Investments, LLC ("ING Investments") with respect to the LifeStyle, American Fund, ING Equities Plus, ING Global Real Estate, MarketStyle, MarketPro, ING Quantitative Small Cap Value and ING VP Index Plus International Equity Portfolios. Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment's duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

       Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.      Business and Other Connections of Investment Adviser.

       Information as to the directors and officers of Directed Services, Inc. and ING Investments, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of these advisers in the last two years, is included in their separate applications for registration as investment advisers on Form ADV (File No. 801-32675 and 801-48282, respectively) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

       Information as to the directors and officers of each sub-adviser to a Portfolio of the ING Investors Trust (or in the case of the LifeStyle and MarketStyle Portfolios, each sub-adviser to the Underlying Funds), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of each sub-adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

            SUB-ADVISER                                         FILE NUMBER
            -----------                                         -----------
            A I M Capital Management, Inc.                      801-15211
            Alliance Capital Management L.P.                    801-56720
            Baring International Investment Limited             801-15160
            Capital Guardian Trust Company                      801-60145

            Eagle Asset Management, Inc.                        801-21343
            Evergreen Investment Management Company, LLC        801-8327
            Fidelity Management & Research Company              801-07884
            Franklin Advisers, Inc.                             801-26292
            Goldman Sachs Asset Management L.P.                 801-16048
            ING Clarion Real Estate Securities L.P.             801-49083
            ING Investment Management Co.                       801-9046
            ING Investment Management Advisors, B.V.            801-40494
            Janus Capital Management LLC                        801-13991
            Jennison Associates LLC                             801-05608
            J.P. Morgan Investment Management Inc.              801-21011
            Julius Baer Investment Management, Inc.             801-18766
            Legg Mason Funds Management, Inc.                   801-57714
            Marsico Capital Management, LLC                     801-54914
            Massachusetts Financial Services Company            801-17352
            Mercury Advisors                                    801-12485
            OppenheimerFunds, Inc.                              801-8253
            Pacific Investment Management                       801-48187
            Pioneer Investment Management, Inc.                 801-8255
            Salomon Brothers Asset Management, Inc.             801-32046
            T. Rowe Price Associates, Inc.                      801-00856
            UBS Global Asset Management (Americas) Inc.         801-34910
            Van Kampen                                          801-15757
            Wells Capital Management, Inc.                      801-21122

Item 27.      Principal Underwriters.

       (a) Directed Services, Inc. serves as Distributor of Shares of ING Investors Trust.

       (b) Information as to the directors and officers of the Distributor together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 08-39104) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

       (c)    Not Applicable (Underwriter Receives No Compensation)

Item 28.      Location of Accounts and Records.

       All accounts, books and other documents required to be maintained by
       Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING Investors Trust, (b) the Investment Advisers (c) Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-advisers, and (g) Sub-administrator. The address of each is as follows:

       (a)    ING Investors Trust
              7337 East Doubletree Ranch Road
              Scottsdale, AZ 85258

       (b)    Directed Services, Inc.
              1475 Dunwoody Drive
              West Chester, PA 19380

              ING Investments, LLC
              7337 East Doubletree Ranch Road

              Scottsdale, AZ 85258
              (for American Funds, LifeStyle, MarketStyle, MarketPro, ING VP Index Plus International Equity and Global Real Estate Portfolios
              only)

       (c)    Directed Services, Inc.
              1475 Dunwoody Drive
              West Chester, PA 19380

       (d)    Bank of New York
              One Wall Street
              New York, NY 10286

       (e)    Directed Services, Inc.
              1475 Dunwoody Drive
              West Chester, PA 19380

              DST Systems, Inc.
              P.O. Box 219368
              Kansas City, MO 64141

       (f)    A I M Capital Management, Inc.
              11 Greenway Plaza, STE 100
              Houston, TX 77046

              Alliance Capital Management L.P.
              1345 Avenue of the Americas
              New York, NY 10105

              Baring International Investment Limited
              155 Bishopsgate
              London, England

              Capital Guardian Trust Company
              333 South Hope Street
              Los Angeles, CA 90071

              Eagle Asset Management, Inc.
              880 Carillon Parkway
              St. Petersburg, FL 33716

              Evergreen Investment Management, LLC
              200 Berkeley Street
              Boston, MA  02116

              Fidelity Management & Research Company
              82 Devonshire Street
              Boston, MA 02109

              Franklin Advisers, Inc.
              One Franklin Parkway
              San Mateo, CA 94403

              Goldman Sachs Asset Management, L.P.
              85 Broad Street
              New York, NY 10004

              ING Clarion Real Estate Securities L.P.
              259 N. Radnor Chester Road #205
              Radnor, PA  19087

              ING Investment Management Co.
              230 Park Avenue
              New York, NY 10169

              ING Investment Management Advisors B.V.
              Prinses Beatrixlaan 15
              The Hague, The Netherlands

              Janus Capital Management LLC
              100 Fillmore Street
              Denver, CO 80206

              Jennison Associates LLC
              466 Lexington Avenue
              New York, NY 10017

              J.P. Morgan Investment Management Inc.
              522 Fifth Avenue
              New York, NY 10036

              Julius Baer Investment Management LLC
              330 Madison Avenue, 12th Floor
              New York, NY 10017

              Legg Mason Funds Management, Inc.
              100 Light Street
              Baltimore, MD 21202

              Marsico Capital Management, LLC
              1200 Seventeenth Street, Suite 1300
              Denver, CO 80202

              Massachusetts Financial Services Company
              500 Boylston Street
              Boston, MA 02116

              Mercury Advisors
              800 Scudder Mill Road
              Plainsboro, NJ 08536

              OppenheimerFunds, Inc.
              Two World Financial Center
              225 Liberty St.
              New York, NY 10281 - 1008

              Pacific Investment Management Company LLC
              840 Newport Center Drive, Suite 300

              Newport Beach, CA 92660

              Pioneer Investment Management, Inc.
              60 State Street
              Boston, MA 02109

              Salomon Brothers Asset Management Inc
              399 Park Avenue
              New York, NY 10022

              T. Rowe Price Associates, Inc.
              100 East Pratt Street
              Baltimore, MD 21202

              UBS Global Asset Management (Americas) Inc.
              One North Wacker Drive
              Chicago, IL 60606

              Van Kampen
              1221 Avenue of the Americas
              New York, NY 10020

              Wells Capital Management, Inc.
              525 Market Street
              San Francisco, CA 94105

       (g)    ING Funds Services, LLC
              7337 East Doubletree Ranch Road
              Scottsdale, AZ 85258

Item 29.      Management Services.

       There are no management-related service contracts not discussed in Part A or Part B.

Item 30.      Undertakings

       Not Applicable

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 27 day of January, 2006.

                                            ING INVESTORS TRUST


                                            By: /s/ Huey P. Falgout
                                                -------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

       Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                   SIGNATURE                               TITLE                                       DATE
                   ---------                               -----                                       ----
                                                           Trustee                               January 27, 2006
-------------------------------------------------
                John G. Turner*

                                                           President and Chief                   January 27, 2006
                                                           Executive Officer
-------------------------------------------------
               James M. Hennessy*

                                                           Senior Vice President
                                                           Chief/Principal Financial             January 27, 2006
                                                           Officer & Assistant Secretary
-------------------------------------------------
                  Todd Modic*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
                  John Boyer*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
             Patricia W. Chadwick+

                                                           Trustee                               January 27, 2006
-------------------------------------------------
               J. Michael Earley*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
             R. Barbara Gitenstein*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
                 Patrick Kenny*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
              Walter H. May, Jr.*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
              Thomas J. McInerney*

                                                           Trustee and Chairman                  January 27, 2006
-------------------------------------------------
                  Jock Patton*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
              Sheryl K. Pressler+

                                                           Trustee                               January 27, 2006
-------------------------------------------------
               David W.C. Putnam*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
               Roger B. Vincent*

                                                           Trustee                               January 27, 2006
-------------------------------------------------
             Richard A. Wedemeyer*


*By: /s/ Huey P. Falgout
     -------------------
     Huey P. Falgout, Jr.
     as Attorney-in-Fact**+


** Powers of Attorney for James M. Hennessy, Todd Modic and each Trustee - previously filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A on September 15, 2005, and incorporated herein by reference.

       + Powers of Attorney for Patricia W. Chadwick, Trustee and
Sheryl K. Pressler, Trustee - filed herein.

                            POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                             1933 ACT SEC FILING #          1940 ACT SEC FILING #
ING Investors Trust                    33-23512                       811-5629
ING Partners, Inc.                     333-32575                      811-08319
ING Equity Trust                       333-56881                      811-8817
ING Funds Trust                        333-59745                      811-08895
ING Investment Funds, Inc.             002-34552                      811-1939
ING Mayflower Trust                    33-67852                       811-7978
ING Mutual Funds                       33-56094                       811-7428
ING Variable Insurance Trust           333-83071                      811-9477
ING Variable Products Trust            33-73140                       811-8220
ING VP Emerging Markets Fund, Inc.     33-73520                       811-8250
ING VP Natural Resources Trust         33-26116                       811-5710
USLICO Series Fund                     33-20957                       811-05451
ING Prime Rate Trust                   333-68239 (5 mil)              811-5410
                                       333-61831 (25 mil)             811-5410
ING Senior Income Fund                 333-54910                      811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 19, 2006.



/s/ Patricia W. Chadwick
--------------------------------------
Patricia W. Chadwick, Director/Trustee

                            POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Todd Modic, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

REGISTRANT                             1933 ACT SEC FILING #          1940 ACT SEC FILING #
ING Investors Trust                    33-23512                       811-5629
ING Partners, Inc.                     333-32575                      811-08319
ING Equity Trust                       333-56881                      811-8817
ING Funds Trust                        333-59745                      811-08895
ING Investment Funds, Inc.             002-34552                      811-1939
ING Mayflower Trust                    33-67852                       811-7978
ING Mutual Funds                       33-56094                       811-7428
ING Variable Insurance Trust           333-83071                      811-9477
ING Variable Products Trust            33-73140                       811-8220
ING VP Emerging Markets Fund, Inc.     33-73520                       811-8250
ING VP Natural Resources Trust         33-26116                       811-5710
USLICO Series Fund                     33-20957                       811-05451
ING Prime Rate Trust                   333-68239 (5 mil)              811-5410
                                       333-61831 (25 mil)             811-5410
ING Senior Income Fund                 333-54910                      811-10223

I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 19, 2006.



/s/ Sheryl K. Pressler
------------------------------------
Sheryl K. Pressler, Director/Trustee

                                  EXHIBIT INDEX

                     None